Quarterly Report
September 30, 2020
SPDR® Series Trust
Equity Funds
Fixed Income Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 99.6%
Acadia Realty Trust REIT	149,644	$1,571,262
Agree Realty Corp. REIT	94,345	6,004,116
Alexandria Real Estate Equities, Inc. REIT	205,183	32,829,280
American Assets Trust, Inc. REIT	87,725	2,113,295
American Campus Communities, Inc. REIT	241,311	8,426,580
American Homes 4 Rent Class A REIT	465,239	13,250,007
Americold Realty Trust REIT	355,297	12,701,868
Apartment Investment and Management Co. Class A REIT	260,941	8,798,931
Apple Hospitality REIT, Inc.	361,375	3,472,814
AvalonBay Communities, Inc. REIT	246,233	36,772,436
Boston Properties, Inc. REIT	247,155	19,846,547
Brandywine Realty Trust REIT (a)	299,366	3,095,444
Brixmor Property Group, Inc. REIT	519,495	6,072,897
Camden Property Trust REIT	169,930	15,120,371
CareTrust REIT, Inc.	168,303	2,994,952
Chatham Lodging Trust REIT	81,644	622,127
City Office REIT, Inc.	74,167	557,736
Columbia Property Trust, Inc. REIT	201,580	2,199,238
Community Healthcare Trust, Inc. REIT	37,651	1,760,561
Corporate Office Properties Trust REIT	196,679	4,665,226
Cousins Properties, Inc. REIT	260,450	7,446,266
CubeSmart REIT	339,344	10,964,205
DiamondRock Hospitality Co. REIT	352,012	1,784,701
Digital Realty Trust, Inc. REIT	470,620	69,068,191
Diversified Healthcare Trust REIT	413,504	1,455,534
Douglas Emmett, Inc. REIT	289,066	7,255,557
Duke Realty Corp. REIT	646,961	23,872,861
Easterly Government Properties, Inc. REIT	140,193	3,141,725
EastGroup Properties, Inc. REIT	68,919	8,913,294
Empire State Realty Trust, Inc. Class A REIT	251,691	1,540,349
EPR Properties REIT	129,868	3,571,370
Equity Commonwealth REIT	212,880	5,668,994
Equity LifeStyle Properties, Inc. REIT	295,599	18,120,219
Equity Residential REIT	599,182	30,756,012
Essential Properties Realty Trust, Inc. REIT	177,862	3,258,432
Essex Property Trust, Inc. REIT	114,097	22,909,537
Extra Space Storage, Inc. REIT	225,823	24,160,803
Federal Realty Investment Trust REIT	120,031	8,815,077
Security Description	Shares	Value
First Industrial Realty Trust, Inc. REIT	223,013	$8,875,917
Four Corners Property Trust, Inc. REIT	123,625	3,163,564
Franklin Street Properties Corp. REIT	165,688	606,418
Front Yard Residential Corp. REIT	85,576	747,934
Getty Realty Corp. REIT	62,047	1,613,842
Global Net Lease, Inc. REIT	157,388	2,502,469
Healthcare Realty Trust, Inc. REIT	238,386	7,180,186
Healthcare Trust of America, Inc. Class A REIT	382,995	9,957,870
Healthpeak Properties, Inc. REIT	942,018	25,575,789
Hersha Hospitality Trust REIT	62,589	346,743
Highwoods Properties, Inc. REIT	181,981	6,109,102
Host Hotels & Resorts, Inc. REIT	1,230,556	13,277,699
Hudson Pacific Properties, Inc. REIT	268,595	5,890,288
Independence Realty Trust, Inc. REIT (a)	167,230	1,938,196
Industrial Logistics Properties Trust REIT	114,865	2,512,098
Innovative Industrial Properties, Inc. REIT	38,076	4,725,612
Investors Real Estate Trust REIT	22,599	1,472,777
Invitation Homes, Inc. REIT	980,884	27,454,943
JBG SMITH Properties REIT	195,807	5,235,879
Kilroy Realty Corp. REIT	182,826	9,499,639
Kimco Realty Corp. REIT	758,358	8,539,111
Kite Realty Group Trust REIT	146,170	1,692,649
Lexington Realty Trust REIT	484,384	5,061,813
Life Storage, Inc. REIT	82,239	8,657,300
LTC Properties, Inc. REIT	68,988	2,404,922
Macerich Co. REIT (a)	194,150	1,318,279
Mack-Cali Realty Corp. REIT	149,568	1,887,548
Mid-America Apartment Communities, Inc. REIT	199,651	23,149,533
Monmouth Real Estate Investment Corp. REIT	172,442	2,388,322
National Health Investors, Inc. REIT	78,342	4,721,672
National Retail Properties, Inc. REIT	303,914	10,488,072
National Storage Affiliates Trust REIT (a)	108,898	3,562,054
NexPoint Residential Trust, Inc. REIT	37,974	1,684,147
Office Properties Income Trust REIT	85,022	1,761,656
Omega Healthcare Investors, Inc. REIT	395,941	11,854,474
Paramount Group, Inc. REIT	292,688	2,072,231
Park Hotels & Resorts, Inc. REIT	413,455	4,130,415
Pebblebrook Hotel Trust REIT	230,281	2,885,421
Piedmont Office Realty Trust, Inc. Class A REIT	221,023	2,999,282

See accompanying notes to schedule of investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Prologis, Inc. REIT	1,292,291	$130,030,320
PS Business Parks, Inc. REIT	35,231	4,311,922
Public Storage REIT	266,073	59,259,779
QTS Realty Trust, Inc. Class A REIT (a)	107,430	6,770,239
Realty Income Corp. REIT	602,878	36,624,838
Regency Centers Corp. REIT	275,137	10,460,709
Retail Opportunity Investments Corp. REIT	205,030	2,135,387
Retail Properties of America, Inc. Class A REIT	377,180	2,191,416
Rexford Industrial Realty, Inc. REIT	216,732	9,917,656
RLJ Lodging Trust REIT	290,902	2,519,211
RPT Realty REIT	140,042	761,828
Ryman Hospitality Properties, Inc. REIT	96,594	3,554,659
Seritage Growth Properties Class A REIT (a) (b)	61,055	821,190
Service Properties Trust REIT	289,908	2,304,769
Simon Property Group, Inc. REIT	535,226	34,618,418
SITE Centers Corp. REIT	262,447	1,889,618
SL Green Realty Corp. REIT (a)	127,640	5,918,667
Spirit Realty Capital, Inc. REIT	180,452	6,090,255
STAG Industrial, Inc. REIT	260,762	7,950,633
STORE Capital Corp. REIT	397,970	10,916,317
Summit Hotel Properties, Inc. REIT	183,585	950,970
Sun Communities, Inc. REIT	172,013	24,186,748
Sunstone Hotel Investors, Inc. REIT	379,245	3,011,205
Tanger Factory Outlet Centers, Inc. REIT (a)	162,440	979,513
Taubman Centers, Inc. REIT	108,132	3,599,714
Terreno Realty Corp. REIT	119,684	6,553,896
UDR, Inc. REIT	514,943	16,792,291
Universal Health Realty Income Trust REIT	22,363	1,274,467
Urban Edge Properties REIT	190,386	1,850,552
Ventas, Inc. REIT	652,803	27,391,614
VEREIT, Inc.	1,880,591	12,223,842
Vornado Realty Trust REIT	273,408	9,216,584
Security Description	Shares	Value
Washington Prime Group, Inc. REIT (a)	325,666	$210,836
Washington Real Estate Investment Trust	144,580	2,910,395
Weingarten Realty Investors REIT	211,343	3,584,377
Welltower, Inc. REIT	730,072	40,219,666
WP Carey, Inc. REIT	303,615	19,783,553
Xenia Hotels & Resorts, Inc. REIT	200,482	1,760,232
TOTAL COMMON STOCKS (Cost $1,475,232,291)		1,191,072,967
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	2,609,881	2,610,403
State Street Navigator Securities Lending Portfolio II (e) (f)	6,107,597	6,107,597
TOTAL SHORT-TERM INVESTMENTS (Cost $8,718,045)		8,718,000
TOTAL INVESTMENTS — 100.3% (Cost $1,483,950,336)		1,199,790,967
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(3,363,538)
NET ASSETS — 100.0%		$1,196,427,429
(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,191,072,967	$—	$—	$1,191,072,967
Short-Term Investments	8,718,000	—	—	8,718,000
TOTAL INVESTMENTS	$1,199,790,967	$—	$—	$1,199,790,967
See accompanying notes to schedule of investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,097,975	$4,099,614	$21,192,077	$22,680,203	$(1,040)	$(45)	2,609,881	$2,610,403	$556
State Street Navigator Securities Lending Portfolio II	9,665,286	9,665,286	32,032,035	35,589,724	—	—	6,107,597	6,107,597	66,896
Total		$13,764,900	$53,224,112	$58,269,927	$(1,040)	$(45)		$8,718,000	$67,452
See accompanying notes to schedule of investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	8,807	$1,822,433
Plantronics, Inc. (b)	69,131	818,511
		2,640,944
CONSUMER FINANCE — 0.7%
LendingTree, Inc. (a) (b)	5,891	1,807,889
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Fitbit, Inc. Class A (a)	256,484	1,785,129
Littelfuse, Inc.	8,887	1,576,020
		3,361,149
ENTERTAINMENT — 14.3%
Bilibili, Inc. ADR (a)	94,299	3,922,838
DouYu International Holdings, Ltd. ADR (a)	210,355	2,778,790
Glu Mobile, Inc. (a)	281,395	2,159,707
HUYA, Inc. ADR (a) (b)	99,636	2,386,282
iQIYI, Inc. ADR (a) (b)	82,825	1,870,189
NetEase, Inc. ADR	5,537	2,517,508
Netflix, Inc. (a)	5,676	2,838,170
Roku, Inc. (a)	12,748	2,406,822
Sea, Ltd. ADR (a)	45,905	7,071,206
Spotify Technology SA (a)	11,459	2,779,610
Take-Two Interactive Software, Inc. (a)	13,877	2,292,758
Tencent Music Entertainment Group ADR (a)	147,861	2,183,907
		35,207,787
HEALTH CARE TECHNOLOGY — 2.0%
Health Catalyst, Inc. (a) (b)	50,580	1,851,228
Veeva Systems, Inc. Class A (a)	11,492	3,231,436
		5,082,664
INTERACTIVE MEDIA & SERVICES — 14.8%
Alphabet, Inc. Class A (a)	1,282	1,878,899
ANGI Homeservices, Inc. Class A (a)	202,724	2,249,223
Autohome, Inc. ADR	22,621	2,171,616
Bitauto Holdings, Ltd. ADR (a) (b)	111,343	1,753,652
Cargurus, Inc. (a)	44,711	967,099
Facebook, Inc. Class A (a)	8,687	2,275,125
JOYY, Inc. ADR	30,301	2,444,382
Momo, Inc. ADR	48,678	669,809
Pinterest, Inc. Class A (a)	96,738	4,015,594
SINA Corp. (a)	45,867	1,954,393
Snap, Inc. Class A (a)	111,861	2,920,691
TrueCar, Inc. (a)	334,635	1,673,175
Twitter, Inc. (a)	55,633	2,475,668
Weibo Corp. ADR (a) (b)	38,850	1,415,306
Yandex NV Class A (a) (b)	39,046	2,547,751
Yelp, Inc. (a)	49,417	992,788
Zillow Group, Inc. Class C (a) (b)	39,915	4,054,965
		36,460,136
Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 1.1%
Baozun, Inc. ADR (a) (b)	48,324	$1,570,047
Quotient Technology, Inc. (a)	153,736	1,134,572
		2,704,619
IT SERVICES — 9.2%
MongoDB, Inc. (a) (b)	13,063	3,024,215
Okta, Inc. (a)	14,371	3,073,238
Shopify, Inc. Class A (a)	4,384	4,484,700
Square, Inc. Class A (a)	26,074	4,238,329
Twilio, Inc. Class A (a)	17,239	4,259,585
Wix.com, Ltd. (a)	14,099	3,593,130
		22,673,197
MEDIA — 0.8%
Liberty Broadband Corp. Class C (a)	13,774	1,967,891
PROFESSIONAL SERVICES — 0.6%
51job, Inc. ADR (a)	19,575	1,526,654
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.9%
Advanced Micro Devices, Inc. (a)	41,033	3,364,296
Cohu, Inc.	82,793	1,422,384
Ichor Holdings, Ltd. (a)	51,443	1,109,625
Inphi Corp. (a)	22,740	2,552,565
NVIDIA Corp.	7,542	4,081,881
SolarEdge Technologies, Inc. (a)	18,712	4,460,005
		16,990,756
SOFTWARE — 45.3%
2U, Inc. (a) (b)	77,330	2,618,394
Alteryx, Inc. Class A (a) (b)	17,509	1,988,147
Anaplan, Inc. (a)	32,596	2,039,858
Appfolio, Inc. Class A (a)	15,701	2,226,559
Appian Corp. (a) (b)	40,522	2,623,800
Atlassian Corp. PLC Class A (a)	14,066	2,557,058
Blackline, Inc. (a) (b)	33,651	3,016,139
Check Point Software Technologies, Ltd. (a)	14,936	1,797,398
Cloudera, Inc. (a) (b)	153,122	1,667,499
Coupa Software, Inc. (a)	12,030	3,299,107
Crowdstrike Holdings, Inc. Class A (a)	34,199	4,696,207
CyberArk Software, Ltd. (a)	13,345	1,380,140
Digital Turbine, Inc. (a)	230,074	7,532,623
DocuSign, Inc. (a)	22,918	4,932,870
Dropbox, Inc. Class A (a)	100,577	1,937,113
Elastic NV (a)	27,157	2,929,969
Everbridge, Inc. (a) (b)	21,034	2,644,605
FireEye, Inc. (a)	104,337	1,288,040
J2 Global, Inc. (a)	18,066	1,250,529
Mimecast, Ltd. (a)	38,452	1,804,168
Pagerduty, Inc. (a) (b)	73,096	1,981,633
Paycom Software, Inc. (a)	6,530	2,032,789
Proofpoint, Inc. (a)	14,922	1,575,017
Qualys, Inc. (a)	19,642	1,925,112

See accompanying notes to schedule of investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Rapid7, Inc. (a) (b)	29,787	$1,824,156
RealPage, Inc. (a)	31,563	1,819,291
SailPoint Technologies Holding, Inc. (a)	71,333	2,822,647
Slack Technologies, Inc. Class A (a) (b)	78,947	2,120,516
Smartsheet, Inc. Class A (a)	40,196	1,986,486
Splunk, Inc. (a)	11,732	2,207,141
SS&C Technologies Holdings, Inc.	28,649	1,733,837
Talend SA ADR (a)	44,439	1,734,899
Tenable Holdings, Inc. (a)	68,048	2,568,812
Teradata Corp. (a)	63,790	1,448,033
Trade Desk, Inc. Class A (a)	6,676	3,463,375
Upland Software, Inc. (a)	47,209	1,779,779
Varonis Systems, Inc. (a) (b)	22,367	2,581,599
Workday, Inc. Class A (a)	10,580	2,276,075
Yext, Inc. (a)	118,221	1,794,595
Zoom Video Communications, Inc. Class A (a)	26,631	12,519,499
Zscaler, Inc. (a)	36,778	5,174,297
		111,599,811
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
Apple, Inc.	24,421	2,828,196
Pure Storage, Inc. Class A (a) (b)	102,694	1,580,461
		4,408,657
TOTAL COMMON STOCKS (Cost $193,745,122)		246,432,154
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 10.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	173,449	$173,483
State Street Navigator Securities Lending Portfolio II (e) (f)	25,429,676	25,429,676
TOTAL SHORT-TERM INVESTMENTS (Cost $25,603,176)		25,603,159
TOTAL INVESTMENTS — 110.3% (Cost $219,348,298)		272,035,313
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.3)%		(25,511,226)
NET ASSETS — 100.0%		$246,524,087
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$246,432,154	$—	$—	$246,432,154
Short-Term Investments	25,603,159	—	—	25,603,159
TOTAL INVESTMENTS	$272,035,313	$—	$—	$272,035,313
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,495	$4,497	$2,084,649	$1,915,642	$(4)	$(17)	173,449	$173,483	$24
State Street Navigator Securities Lending Portfolio II	15,310,360	15,310,360	53,593,742	43,474,426	—	—	25,429,676	25,429,676	20,667
Total		$15,314,857	$55,678,391	$45,390,068	$(4)	$(17)		$25,603,159	$20,691
See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.3%
BHP Group, Ltd.	20,975	$535,204
National Australia Bank, Ltd.	44,701	568,700
		1,103,904
BELGIUM — 0.6%
Anheuser-Busch InBev SA	9,892	536,203
BRAZIL — 0.6%
Petroleo Brasileiro SA Preference Shares ADR (a)	46,443	326,959
Petroleo Brasileiro SA Preference Shares	42,000	146,124
		473,083
CANADA — 1.3%
Nutrien, Ltd. (a)	14,024	548,151
Royal Bank of Canada	7,614	532,909
		1,081,060
CHINA — 3.9%
Alibaba Group Holding, Ltd. ADR (b)	2,073	609,421
China Construction Bank Corp. Class H	794,288	514,494
China Petroleum & Chemical Corp. Class H	1,276,147	512,105
Industrial & Commercial Bank of China, Ltd. Class H	1,005,110	521,360
PetroChina Co., Ltd. Class H	1,736,601	508,656
Tencent Holdings, Ltd.	8,406	554,796
		3,220,832
DENMARK — 0.7%
Vestas Wind Systems A/S	3,727	604,751
FINLAND — 0.7%
Sampo Oyj Class A	13,559	537,260
FRANCE — 5.7%
Air Liquide SA	3,321	527,687
BNP Paribas SA (b)	13,059	474,340
Carrefour SA	32,288	517,392
Cie de Saint-Gobain (b)	13,272	560,439
Engie SA (b)	40,048	536,309
LVMH Moet Hennessy Louis Vuitton SE	1,132	530,180
Societe Generale SA (b)	36,721	487,363
TOTAL SE (a)	14,503	496,603
Vinci SA	6,089	510,672
		4,640,985
GERMANY — 4.5%
Allianz SE	2,577	494,447
BASF SE	8,814	537,252
Daimler AG	10,131	546,901
Deutsche Bank AG (b)	60,364	508,950
E.ON SE	47,633	526,618
SAP SE	3,480	541,770
Security Description	Shares	Value
Siemens AG	4,025	$509,185
Siemens Energy AG (b)	2,012	54,266
		3,719,389
HONG KONG — 1.3%
China Mobile, Ltd.	81,543	520,297
CLP Holdings, Ltd.	58,327	541,877
		1,062,174
INDIA — 1.4%
Infosys, Ltd. ADR	43,395	599,285
Reliance Industries, Ltd. GDR (c)	2,071	125,917
Reliance Industries, Ltd.	13,545	410,196
		1,135,398
IRELAND — 0.7%
Accenture PLC Class A	2,400	542,376
ITALY — 1.2%
Assicurazioni Generali SpA	36,726	517,878
UniCredit SpA (b)	58,536	483,585
		1,001,463
JAPAN — 9.9%
Bridgestone Corp.	17,127	538,333
Canon, Inc.	33,683	557,447
Honda Motor Co., Ltd.	22,305	522,803
Komatsu, Ltd.	24,747	541,700
Mitsubishi Corp.	23,111	550,236
Mitsubishi UFJ Financial Group, Inc.	134,989	532,255
Mitsui & Co., Ltd.	30,773	525,762
Mizuho Financial Group, Inc. (a)	42,122	523,084
Nippon Steel Corp. (b)	51,061	478,772
Panasonic Corp.	61,005	513,799
Seven & i Holdings Co., Ltd.	17,418	536,421
SoftBank Group Corp.	10,156	622,564
Sony Corp.	7,229	550,207
Takeda Pharmaceutical Co., Ltd.	15,201	539,302
Toyota Motor Corp.	8,595	564,584
		8,097,269
LUXEMBOURG — 0.7%
ArcelorMittal SA (b)	43,834	585,160
MEXICO — 0.7%
America Movil SAB de CV Series L	888,142	558,414
NETHERLANDS — 0.6%
Royal Dutch Shell PLC Class B	19,564	237,799
Royal Dutch Shell PLC Class A (a)	21,649	273,618
		511,417
RUSSIA — 0.6%
Gazprom PJSC ADR	118,780	517,168
SOUTH AFRICA — 2.0%
Anglo American PLC	22,432	543,983
MTN Group, Ltd. (a)	162,687	547,557

See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Naspers, Ltd. Class N	3,165	$561,655
		1,653,195
SOUTH KOREA — 0.7%
Samsung Electronics Co., Ltd. GDR	395	500,465
Samsung Electronics Co., Ltd.	1,255	62,455
		562,920
SPAIN — 1.9%
Banco Bilbao Vizcaya Argentaria SA	193,662	538,676
Banco Santander SA (b)	261,197	489,946
Telefonica SA	144,741	498,499
		1,527,121
SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson Class B	50,974	559,746
SWITZERLAND — 3.9%
ABB, Ltd.	21,281	543,172
Credit Suisse Group AG	51,590	519,073
Nestle SA	4,613	548,991
Novartis AG	6,202	539,431
Roche Holding AG	1,540	528,251
UBS Group AG	45,481	509,882
		3,188,800
TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,075	573,570
UNITED KINGDOM — 5.9%
AstraZeneca PLC	5,178	566,121
BAE Systems PLC	85,915	535,362
BP PLC	166,551	484,894
GlaxoSmithKline PLC	28,642	537,652
HSBC Holdings PLC	135,165	526,845
National Grid PLC	51,094	587,751
Rio Tinto PLC	8,743	526,209
Tesco PLC	197,666	543,028
Vodafone Group PLC	395,978	525,640
		4,833,502
UNITED STATES — 47.3%
3M Co.	3,331	533,560
Abbott Laboratories	5,333	580,390
Adobe, Inc. (b)	1,192	584,593
Alphabet, Inc. Class A (b)	186	272,602
Alphabet, Inc. Class C (b)	181	265,998
Amazon.com, Inc. (b)	179	563,623
American Express Co.	5,383	539,646
American International Group, Inc.	19,644	540,799
Amgen, Inc.	2,282	579,993
Apple, Inc.	4,981	576,850
AT&T, Inc.	19,225	548,105
Bank of America Corp.	21,854	526,463
Bank of New York Mellon Corp.	15,528	533,231
Security Description	Shares	Value
Baxter International, Inc.	6,688	$537,849
Berkshire Hathaway, Inc. Class B (b)	2,606	554,922
Boeing Co.	3,498	578,079
Booking Holdings, Inc. (b)	311	532,021
Carnival Corp. (a)	31,509	478,307
Caterpillar, Inc.	3,640	542,906
Chevron Corp.	7,158	515,376
Cisco Systems, Inc.	14,018	552,169
Coca-Cola Co.	10,938	540,009
Colgate-Palmolive Co.	7,270	560,880
ConocoPhillips	16,868	553,945
CVS Health Corp.	9,700	566,480
Deere & Co.	2,571	569,811
Duke Energy Corp.	6,828	604,688
DuPont de Nemours, Inc.	9,534	528,946
eBay, Inc.	10,596	552,052
Exxon Mobil Corp.	15,144	519,893
Facebook, Inc. Class A (b)	2,122	555,752
FedEx Corp.	2,385	599,875
General Electric Co.	93,787	584,293
Gilead Sciences, Inc.	8,505	537,431
Goldman Sachs Group, Inc.	2,809	564,525
Home Depot, Inc.	2,042	567,084
Honeywell International, Inc.	3,424	563,625
Howmet Aerospace, Inc.	31,342	524,038
HP, Inc.	28,916	549,115
Intel Corp.	11,296	584,907
International Business Machines Corp.	4,568	555,789
Johnson & Johnson	3,786	563,660
JPMorgan Chase & Co.	5,572	536,416
McDonald's Corp.	2,553	560,358
Medtronic PLC	5,325	553,374
Merck & Co., Inc.	6,652	551,783
Microsoft Corp.	2,759	580,300
Mondelez International, Inc. Class A	9,672	555,656
Netflix, Inc. (b)	1,171	585,535
NextEra Energy, Inc.	2,039	565,945
NIKE, Inc. Class B	4,733	594,181
PayPal Holdings, Inc. (b)	3,094	609,611
Pfizer, Inc.	15,495	568,666
Philip Morris International, Inc.	6,883	516,156
Procter & Gamble Co.	4,055	563,604
QUALCOMM, Inc.	4,948	582,281
Raytheon Technologies Corp.	9,134	525,570
Schlumberger, Ltd.	31,229	485,923
Simon Property Group, Inc. REIT	8,671	560,840
Southwest Airlines Co.	14,306	536,475
Starbucks Corp.	6,593	566,471
Travelers Cos., Inc.	4,887	528,724
Union Pacific Corp.	2,840	559,111
United Parcel Service, Inc. Class B	3,572	595,202
UnitedHealth Group, Inc.	1,839	573,345

See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Verizon Communications, Inc.	9,352	$556,350
Visa, Inc. Class A	2,812	562,316
Walmart, Inc.	4,112	575,310
Walt Disney Co.	4,251	527,464
Wells Fargo & Co.	23,027	541,365
Williams Cos., Inc.	27,604	542,419
		38,845,031
TOTAL COMMON STOCKS (Cost $82,018,881)		81,672,191

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (d) (e)	167,484	167,484
State Street Navigator Securities Lending Portfolio II (f) (g)	1,381,318	1,381,318
TOTAL SHORT-TERM INVESTMENTS (Cost $1,548,802)		1,548,802
TOTAL INVESTMENTS — 101.4% (Cost $83,567,683)		83,220,993
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(1,180,691)
NET ASSETS — 100.0%		$82,040,302

(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2020, open futures contracts purchased were as follows:
Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index (long)	12/18/2020	1	$166,510	$167,600	$1,090
Mini MSCI EAFE (long)	12/18/2020	1	94,883	92,660	(2,223)
					$(1,133)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$81,672,191	$—	$—	$81,672,191
Short-Term Investments	1,548,802	—	—	1,548,802
TOTAL INVESTMENTS	$83,220,993	$—	$—	$83,220,993
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	1,090	—	—	1,090
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,090	$—	$—	$1,090
See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$83,219,860	$—	$—	$83,219,860
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(2,223)	—	—	(2,223)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,223)	$—	$—	$(2,223)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of September 30, 2020

% of Net Assets
Financials	17.2%
Industrials	14.2
Information Technology	11.8
Consumer Discretionary	11.4
Health Care	10.1
Communication Services	8.7
Energy	8.1
Consumer Staples	7.3
Materials	5.9
Utilities	4.1
Real Estate	0.7
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	57,177	$57,177	$532,682	$422,375	$—	$—	167,484	$167,484	$22
State Street Navigator Securities Lending Portfolio II	868,777	868,777	2,848,832	2,336,291	—	—	1,381,318	1,381,318	1,659
Total		$925,954	$3,381,514	$2,758,666	$—	$—		$1,548,802	$1,681
See accompanying notes to schedule of investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 4.4%
Tesla, Inc. (a)	6,637	$2,847,339
CHEMICALS — 2.0%
Huntsman Corp.	58,209	1,292,822
CONSTRUCTION & ENGINEERING — 4.0%
Arcosa, Inc.	32,126	1,416,436
Valmont Industries, Inc.	9,696	1,204,049
		2,620,485
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
ATN International, Inc.	7,499	376,000
ELECTRIC UTILITIES — 9.8%
ALLETE, Inc.	21,887	1,132,433
Avangrid, Inc.	30,275	1,527,677
Cia Paranaense de Energia ADR (b)	72,155	795,148
Enel Americas SA ADR (b)	155,894	1,007,075
Enel Chile SA ADR (b)	91,807	315,816
Genie Energy, Ltd. Class B	16,288	130,304
NextEra Energy, Inc.	5,289	1,468,015
		6,376,468
ELECTRICAL EQUIPMENT — 30.7%
ABB, Ltd. ADR (b)	51,546	1,311,846
American Superconductor Corp. (a) (b)	20,548	297,535
Ballard Power Systems, Inc. (a) (b)	93,236	1,407,864
FuelCell Energy, Inc. (a) (b)	403,371	863,214
Plug Power, Inc. (a) (b)	240,179	3,220,800
Sunrun, Inc. (a) (b)	73,008	5,626,726
TPI Composites, Inc. (a)	50,208	1,454,024
Vivint Solar, Inc. (a) (b)	137,312	5,815,163
		19,997,172
GAS UTILITIES — 1.6%
New Jersey Resources Corp.	39,328	1,062,642
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 9.9%
AES Corp.	103,221	1,869,332
Atlantica Sustainable Infrastructure PLC	49,627	1,419,828
Ormat Technologies, Inc.	19,117	1,130,006
Sunnova Energy International, Inc. (a)	54,177	1,647,523
TransAlta Corp.	64,199	394,824
		6,461,513
INDUSTRIAL CONGLOMERATES — 1.7%
General Electric Co.	178,625	1,112,834
MACHINERY — 0.4%
Hyster-Yale Materials Handling, Inc.	6,964	258,713
Security Description	Shares	Value
MULTI-UTILITIES — 4.3%
Algonquin Power & Utilities Corp. (b)	95,800	$1,392,932
Consolidated Edison, Inc.	17,674	1,375,037
		2,767,969
OIL, GAS & CONSUMABLE FUELS — 1.9%
Enbridge, Inc.	42,121	1,229,933
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 28.6%
Applied Materials, Inc.	18,630	1,107,553
Canadian Solar, Inc. (a) (b)	73,721	2,587,607
Daqo New Energy Corp. ADR (a)	23,144	3,129,995
Enphase Energy, Inc. (a)	27,541	2,274,611
First Solar, Inc. (a)	26,553	1,757,809
JinkoSolar Holding Co., Ltd. ADR (a) (b)	74,733	2,971,384
Maxeon Solar Technologies, Ltd. (a) (b)	21,756	368,982
SolarEdge Technologies, Inc. (a)	9,220	2,197,587
SunPower Corp. (a) (b)	178,047	2,227,368
		18,622,896
TOTAL COMMON STOCKS (Cost $50,052,968)		65,026,786
SHORT-TERM INVESTMENTS — 19.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	53,113	53,124
State Street Navigator Securities Lending Portfolio II (e) (f)	12,466,784	12,466,784
TOTAL SHORT-TERM INVESTMENTS (Cost $12,519,908)		12,519,908
TOTAL INVESTMENTS — 119.1% (Cost $62,572,876)		77,546,694
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.1)%		(12,433,972)
NET ASSETS — 100.0%		$65,112,722
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$65,026,786	$—	$—	$65,026,786
Short-Term Investments	12,519,908	—	—	12,519,908
TOTAL INVESTMENTS	$77,546,694	$—	$—	$77,546,694
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	43,535	$43,553	$189,740	$180,152	$(13)	$(4)	53,113	$53,124	$24
State Street Navigator Securities Lending Portfolio II	5,160,065	5,160,065	32,834,215	25,527,496	—	—	12,466,784	12,466,784	21,360
Total		$5,203,618	$33,023,955	$25,707,648	$(13)	$(4)		$12,519,908	$21,384
See accompanying notes to schedule of investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 65.2%
Aerojet Rocketdyne Holdings, Inc. (a)	9,397	$374,846
Boeing Co.	2,040	337,130
BWX Technologies, Inc.	4,693	264,263
Ducommun, Inc. (a)	2,057	67,717
Elbit Systems, Ltd. (b)	674	81,082
General Dynamics Corp.	1,855	256,788
HEICO Corp.	3,735	390,905
Hexcel Corp.	9,457	317,282
L3Harris Technologies, Inc.	2,008	341,039
Lockheed Martin Corp.	1,027	393,629
Maxar Technologies, Inc.	25,200	628,488
Mercury Systems, Inc. (a)	3,407	263,906
Moog, Inc. Class A	5,429	344,904
Northrop Grumman Corp.	1,216	383,636
Raytheon Technologies Corp.	6,072	349,383
Teledyne Technologies, Inc. (a)	1,147	355,811
TransDigm Group, Inc.	636	302,176
Virgin Galactic Holdings, Inc. (a) (b)	25,684	493,903
		5,946,888
CONSTRUCTION & ENGINEERING — 3.5%
Jacobs Engineering Group, Inc.	3,454	320,428
CONTAINERS & PACKAGING — 3.7%
Ball Corp.	4,027	334,724
ELECTRICAL EQUIPMENT — 3.4%
AMETEK, Inc.	3,148	312,911
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.5%
Amphenol Corp. Class A	2,923	316,473
TTM Technologies, Inc. (a)	24,550	280,116
		596,589
ENERGY EQUIPMENT & SERVICES — 2.4%
TechnipFMC PLC	34,137	215,405
INDUSTRIAL CONGLOMERATES — 4.9%
Honeywell International, Inc.	2,693	443,295
IT SERVICES — 3.8%
CACI International, Inc. Class A (a)	1,640	349,582
Security Description	Shares	Value
MACHINERY — 3.3%
ESCO Technologies, Inc.	2,721	$219,204
Standex International Corp.	1,393	82,465
		301,669
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Analog Devices, Inc.	2,385	278,425
TOTAL COMMON STOCKS (Cost $9,775,049)		9,099,916
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	19,436	19,439
State Street Navigator Securities Lending Portfolio II (e) (f)	72,482	72,482
TOTAL SHORT-TERM INVESTMENTS (Cost $91,924)		91,921
TOTAL INVESTMENTS — 100.8% (Cost $9,866,973)		9,191,837
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(74,637)
NET ASSETS — 100.0%		$9,117,200
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,099,916	$—	$—	$9,099,916
Short-Term Investments	91,921	—	—	91,921
TOTAL INVESTMENTS	$9,191,837	$—	$—	$9,191,837
See accompanying notes to schedule of investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	15,771	$15,777	$25,292	$21,625	$(2)	$(3)	19,436	$19,439	$8
State Street Navigator Securities Lending Portfolio II	783,657	783,657	1,345,376	2,056,551	—	—	72,482	72,482	4,094
Total		$799,434	$1,370,668	$2,078,176	$(2)	$(3)		$91,921	$4,102
See accompanying notes to schedule of investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 32.6%
Aerojet Rocketdyne Holdings, Inc. (a)	5,968	$238,064
AeroVironment, Inc. (a)	3,594	215,676
Boeing Co.	1,294	213,846
Cubic Corp.	4,518	262,812
Ducommun, Inc. (a)	3,460	113,903
Elbit Systems, Ltd. (b)	1,136	136,661
Embraer SA ADR (a) (b)	27,651	121,941
General Dynamics Corp.	1,331	184,250
HEICO Corp.	2,366	247,626
Hexcel Corp.	6,005	201,468
Huntington Ingalls Industries, Inc.	1,065	149,899
Kratos Defense & Security Solutions, Inc. (a)	14,412	277,863
L3Harris Technologies, Inc.	1,279	217,225
Lockheed Martin Corp.	648	248,366
Maxar Technologies, Inc.	15,994	398,890
Mercury Systems, Inc. (a)	2,452	189,932
Moog, Inc. Class A	4,519	287,092
Northrop Grumman Corp.	776	244,820
Parsons Corp. (a)	6,389	214,287
RADA Electronic Industries, Ltd. (a)	7,563	44,849
Raytheon Technologies Corp.	3,854	221,759
Teledyne Technologies, Inc. (a)	732	227,074
Textron, Inc.	7,449	268,834
Vectrus, Inc. (a)	3,752	142,576
		5,069,713
BUILDING PRODUCTS — 1.0%
Griffon Corp.	7,827	152,940
COMMUNICATIONS EQUIPMENT — 9.3%
Cisco Systems, Inc.	5,552	218,693
F5 Networks, Inc. (a)	1,805	221,600
Gilat Satellite Networks, Ltd. (a)	17,350	94,557
Juniper Networks, Inc.	10,512	226,008
NetScout Systems, Inc. (a)	9,479	206,927
Radware, Ltd. (a)	10,858	263,198
ViaSat, Inc. (a)	6,236	214,456
		1,445,439
CONSTRUCTION & ENGINEERING — 1.8%
Jacobs Engineering Group, Inc.	3,105	288,051
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.5%
Amphenol Corp. Class A	2,101	227,475
FLIR Systems, Inc.	5,928	212,519
OSI Systems, Inc. (a)	3,401	263,952
		703,946
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Varex Imaging Corp. (a)	15,151	192,721
IT SERVICES — 9.3%
Akamai Technologies, Inc. (a)	2,532	279,888
Security Description	Shares	Value
Leidos Holdings, Inc.	2,515	$224,212
Limelight Networks, Inc. (a)	49,991	287,948
ManTech International Corp. Class A	3,542	243,973
Perspecta, Inc.	11,407	221,866
Science Applications International Corp.	2,336	183,189
		1,441,076
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Bruker Corp.	6,303	250,544
PROFESSIONAL SERVICES — 1.6%
ASGN, Inc. (a)	3,886	246,994
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Broadcom, Inc.	836	304,571
SOFTWARE — 32.5%
A10 Networks, Inc. (a)	17,966	114,443
Check Point Software Technologies, Ltd. (a)	2,390	287,613
Crowdstrike Holdings, Inc. Class A (a)	2,707	371,725
CyberArk Software, Ltd. (a)	2,540	262,687
FireEye, Inc. (a)	19,965	246,468
Fortinet, Inc. (a)	1,911	225,135
Mimecast, Ltd. (a)	5,971	280,159
MobileIron, Inc. (a)	33,705	236,272
NortonLifeLock, Inc.	12,302	256,374
OneSpan, Inc. (a)	10,306	216,014
Palo Alto Networks, Inc. (a)	1,132	277,057
Proofpoint, Inc. (a)	2,310	243,820
Qualys, Inc. (a)	2,441	239,242
Rapid7, Inc. (a) (b)	5,175	316,917
Tenable Holdings, Inc. (a)	8,943	337,598
Varonis Systems, Inc. (a)	3,066	353,878
Verint Systems, Inc. (a)	5,985	288,357
VirnetX Holding Corp. (b)	26,821	141,347
Zscaler, Inc. (a)	2,497	351,303
		5,046,409
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.3%
Dell Technologies, Inc. Class C (a)	5,337	361,262
TOTAL COMMON STOCKS (Cost $16,587,660)		15,503,666
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	45,870	45,879

See accompanying notes to schedule of investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	166,113	$166,113
TOTAL SHORT-TERM INVESTMENTS (Cost $211,999)		211,992
TOTAL INVESTMENTS — 101.1% (Cost $16,799,659)		15,715,658
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(171,263)
NET ASSETS — 100.0%		$15,544,395
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,503,666	$—	$—	$15,503,666
Short-Term Investments	211,992	—	—	211,992
TOTAL INVESTMENTS	$15,715,658	$—	$—	$15,715,658
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	37,413	$37,428	$30,166	$21,707	$(1)	$(7)	45,870	$45,879	$16
State Street Navigator Securities Lending Portfolio II	329,892	329,892	2,749,442	2,913,221	—	—	166,113	166,113	426
Total		$367,320	$2,779,608	$2,934,928	$(1)	$(7)		$211,992	$442
See accompanying notes to schedule of investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 5.6%
Cubic Corp.	4,836	$281,310
Parsons Corp. (a)	4,665	156,464
		437,774
AUTO COMPONENTS — 2.7%
Lear Corp.	1,912	208,504
AUTOMOBILES — 1.8%
Toyota Motor Corp. ADR (b)	1,084	143,565
BUILDING PRODUCTS — 9.9%
Carrier Global Corp.	10,160	310,287
Johnson Controls International PLC	6,552	267,649
Resideo Technologies, Inc. (a)	17,702	194,722
		772,658
COMMERCIAL SERVICES & SUPPLIES — 5.0%
ADT, Inc.	26,971	220,353
Tetra Tech, Inc.	1,763	168,367
		388,720
CONSTRUCTION & ENGINEERING — 1.5%
NV5 Global, Inc. (a)	2,141	112,981
DIVERSIFIED CONSUMER SERVICES — 0.6%
Vivint Smart Home, Inc. (a)	2,705	46,201
ELECTRIC UTILITIES — 0.5%
Korea Electric Power Corp. ADR (a) (b)	4,162	36,251
ELECTRICAL EQUIPMENT — 15.3%
ABB, Ltd. ADR	10,423	265,265
Acuity Brands, Inc.	2,211	226,296
AMETEK, Inc.	1,524	151,486
Bloom Energy Corp. Class A (a) (b)	21,957	394,567
Hubbell, Inc.	1,080	147,787
		1,185,401
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.0%
Badger Meter, Inc.	3,119	203,889
Daktronics, Inc.	4,201	16,636
FLIR Systems, Inc.	3,195	114,541
Itron, Inc. (a)	3,294	200,077
TE Connectivity, Ltd.	1,670	163,226
		698,369
HOUSEHOLD DURABLES — 0.7%
Universal Electronics, Inc. (a)	1,502	56,685
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 3.0%
Atlantica Sustainable Infrastructure PLC	8,231	235,489
INDUSTRIAL CONGLOMERATES — 4.9%
Honeywell International, Inc.	1,462	240,660
Roper Technologies, Inc.	354	139,869
		380,529
Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 2.0%
Baidu, Inc. ADR (a)	1,217	$154,060
MACHINERY — 12.7%
Energy Recovery, Inc. (a) (b)	4,917	40,319
Evoqua Water Technologies Corp. (a)	12,134	257,483
Mueller Water Products, Inc. Class A	14,750	153,253
Pentair PLC	5,650	258,601
Xylem, Inc.	3,295	277,175
		986,831
MULTI-UTILITIES — 1.8%
National Grid PLC ADR (b)	2,385	137,829
OIL, GAS & CONSUMABLE FUELS — 3.6%
BP PLC ADR	5,389	94,092
Royal Dutch Shell PLC Class A ADR (b)	3,922	98,717
Suncor Energy, Inc.	7,189	87,921
		280,730
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.2%
ON Semiconductor Corp. (a)	7,293	158,185
Qorvo, Inc. (a)	1,963	253,247
Silicon Laboratories, Inc. (a)	2,226	217,814
STMicroelectronics NV ADR (b)	5,215	160,048
		789,294
SOFTWARE — 3.0%
Alarm.com Holdings, Inc. (a)	3,737	206,469
Synchronoss Technologies, Inc. (a)	7,885	23,734
		230,203
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.3%
Logitech International SA	2,350	181,679
WIRELESS TELECOMMUNICATION SERVICES — 3.7%
Rogers Communications, Inc. Class B	3,226	127,911
SK Telecom Co., Ltd. ADR	6,971	156,290
		284,201
TOTAL COMMON STOCKS (Cost $7,584,234)		7,747,954
SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	13,202	13,205

See accompanying notes to schedule of investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	552,876	$552,875
TOTAL SHORT-TERM INVESTMENTS (Cost $566,078)		566,080
TOTAL INVESTMENTS — 107.1% (Cost $8,150,312)		8,314,034
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(549,519)
NET ASSETS — 100.0%		$7,764,515
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,747,954	$—	$—	$7,747,954
Short-Term Investments	566,080	—	—	566,080
TOTAL INVESTMENTS	$8,314,034	$—	$—	$8,314,034
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,761	$2,762	$24,304	$13,858	$(1)	$(2)	13,202	$13,205	$4
State Street Navigator Securities Lending Portfolio II	634,540	634,540	3,612,536	3,694,201	—	—	552,875	552,875	1,649
Total		$637,302	$3,636,840	$3,708,059	$(1)	$(2)		$566,080	$1,653
See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 5.5%
Aerojet Rocketdyne Holdings, Inc. (a)	26,948	$1,074,956
AeroVironment, Inc. (a)	28,617	1,717,306
Boeing Co.	21,901	3,619,359
BWX Technologies, Inc.	12,231	688,728
Cubic Corp.	69,744	4,057,008
Ducommun, Inc. (a)	41,403	1,362,987
Elbit Systems, Ltd. (b)	41,116	4,946,255
Embraer SA ADR (a) (b)	263,835	1,163,512
General Dynamics Corp.	12,138	1,680,263
HEICO Corp.	23,138	2,421,623
Hexcel Corp.	40,585	1,361,627
Huntington Ingalls Industries, Inc.	4,926	693,334
Kratos Defense & Security Solutions, Inc. (a)	181,828	3,505,644
L3Harris Technologies, Inc.	17,944	3,047,609
Lockheed Martin Corp.	12,467	4,778,352
Maxar Technologies, Inc.	102,229	2,549,591
Mercury Systems, Inc. (a)	19,106	1,479,951
Moog, Inc. Class A	26,839	1,705,082
Northrop Grumman Corp.	9,133	2,881,370
Parsons Corp. (a)	89,064	2,987,207
RADA Electronic Industries, Ltd. (a)	109,730	650,699
Raytheon Technologies Corp.	94,726	5,450,534
Teledyne Technologies, Inc. (a)	10,719	3,325,141
Textron, Inc.	71,106	2,566,216
TransDigm Group, Inc.	2,320	1,102,278
Vectrus, Inc. (a)	49,824	1,893,312
Virgin Galactic Holdings, Inc. (a) (b)	55,153	1,060,592
		63,770,536
AUTO COMPONENTS — 4.6%
American Axle & Manufacturing Holdings, Inc. (a)	437,261	2,522,996
Aptiv PLC	39,220	3,595,690
BorgWarner, Inc.	63,783	2,470,953
Dana, Inc.	187,263	2,307,080
Delphi Technologies PLC (a)	104,204	1,741,249
Gentherm, Inc. (a)	47,401	1,938,701
Kandi Technologies Group, Inc. (a) (b)	135,987	843,119
Lear Corp.	53,206	5,802,114
Modine Manufacturing Co. (a)	277,766	1,736,038
Veoneer, Inc. (a) (b)	271,100	3,985,170
Visteon Corp. (a)	113,228	7,837,642
Workhorse Group, Inc. (a) (b)	703,461	17,783,494
		52,564,246
AUTOMOBILES — 5.5%
Fiat Chrysler Automobiles NV (a) (b)	451,576	5,518,259
Ford Motor Co.	543,438	3,619,297
Security Description	Shares	Value
General Motors Co.	234,909	$6,950,957
Honda Motor Co., Ltd. ADR (b)	75,033	1,778,282
NIO, Inc. ADR (a)	1,018,782	21,618,554
Niu Technologies ADR (a) (b)	105,654	2,028,557
Tata Motors, Ltd. ADR (a) (b)	217,060	1,973,075
Tesla, Inc. (a)	37,579	16,121,767
Toyota Motor Corp. ADR (b)	28,431	3,765,402
		63,374,150
BANKS — 1.5%
Banco Santander Brasil SA ADR (b)	355,305	1,755,207
Banco Santander SA ADR (a) (b)	2,518,535	4,659,290
Grupo Financiero Galicia SA ADR (a) (b)	161,531	1,169,484
ICICI Bank, Ltd. ADR (a)	192,563	1,892,894
ING Groep NV ADR (b)	985,199	6,975,209
Royal Bank of Canada	8,557	600,188
		17,052,272
BIOTECHNOLOGY — 4.3%
Adverum Biotechnologies, Inc. (a)	66,000	679,800
Allogene Therapeutics, Inc. (a) (b)	26,042	982,044
Alnylam Pharmaceuticals, Inc. (a)	8,954	1,303,702
Amicus Therapeutics, Inc. (a)	115,322	1,628,347
Arrowhead Pharmaceuticals, Inc. (a)	34,544	1,487,465
Atara Biotherapeutics, Inc. (a)	114,340	1,481,846
Avrobio, Inc. (a)	84,049	1,094,318
Biogen, Inc. (a)	4,332	1,228,902
BioMarin Pharmaceutical, Inc. (a)	10,145	771,832
Bluebird Bio, Inc. (a)	23,237	1,253,636
Cellectis SA ADR (a)	60,836	1,125,466
CRISPR Therapeutics AG (a) (b)	20,116	1,682,502
Dicerna Pharmaceuticals, Inc. (a)	57,719	1,038,365
Editas Medicine, Inc. (a) (b)	47,104	1,321,738
Fate Therapeutics, Inc. (a) (b)	38,388	1,534,368
Gilead Sciences, Inc.	17,825	1,126,362
Grifols SA ADR	39,715	689,055
Homology Medicines, Inc. (a)	93,854	1,004,238
Immunomedics, Inc. (a)	27,327	2,323,615
Inovio Pharmaceuticals, Inc. (a) (b)	79,256	919,370
Intellia Therapeutics, Inc. (a) (b)	65,779	1,307,687
Ionis Pharmaceuticals, Inc. (a)	17,805	844,847
Iovance Biotherapeutics, Inc. (a)	36,179	1,191,013
Krystal Biotech, Inc. (a)	24,119	1,038,323
Ligand Pharmaceuticals, Inc. (a) (b)	10,009	954,058
Orchard Therapeutics PLC ADR (a) (b)	170,447	700,537

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	1,704	$953,865
REGENXBIO, Inc. (a)	34,408	946,908
Rocket Pharmaceuticals, Inc. (a) (b)	69,272	1,583,558
Sangamo Therapeutics, Inc. (a)	120,001	1,134,009
Sarepta Therapeutics, Inc. (a)	8,247	1,158,126
Seattle Genetics, Inc. (a)	5,846	1,144,004
Syros Pharmaceuticals, Inc. (a) (b)	133,261	1,178,027
Translate Bio, Inc. (a) (b)	64,684	880,349
Twist Bioscience Corp. (a)	31,355	2,382,039
Ultragenyx Pharmaceutical, Inc. (a) (b)	17,729	1,457,147
uniQure NV (a)	20,204	744,113
Vericel Corp. (a)	90,640	1,679,559
Vertex Pharmaceuticals, Inc. (a)	3,332	906,704
Xencor, Inc. (a)	41,263	1,600,592
ZIOPHARM Oncology, Inc. (a) (b)	446,539	1,125,278
		49,587,714
BUILDING PRODUCTS — 1.1%
Carrier Global Corp.	123,757	3,779,539
Griffon Corp.	68,574	1,339,936
Johnson Controls International PLC	70,327	2,872,858
Resideo Technologies, Inc. (a)	384,426	4,228,686
		12,221,019
CAPITAL MARKETS — 0.1%
BlackRock, Inc.	960	541,008
Charles Schwab Corp.	16,959	614,425
		1,155,433
CHEMICALS — 0.8%
Corteva, Inc.	56,798	1,636,350
Huntsman Corp.	146,058	3,243,948
Ingevity Corp. (a)	87,824	4,342,019
		9,222,317
COMMERCIAL SERVICES & SUPPLIES — 0.3%
ADT, Inc.	344,090	2,811,215
Tetra Tech, Inc.	11,939	1,140,175
		3,951,390
COMMUNICATIONS EQUIPMENT — 1.2%
CalAmp Corp. (a)	279,064	2,006,470
Cisco Systems, Inc.	124,474	4,903,031
F5 Networks, Inc. (a)	7,294	895,484
Gilat Satellite Networks, Ltd. (a)	103,536	564,271
Ituran Location and Control, Ltd.	55,512	772,727
Juniper Networks, Inc.	46,212	993,558
NetScout Systems, Inc. (a)	39,674	866,083
Radware, Ltd. (a)	46,644	1,130,651
Ribbon Communications, Inc. (a)	301,576	1,167,099
Security Description	Shares	Value
ViaSat, Inc. (a)	29,540	$1,015,881
		14,315,255
CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. (a)	59,935	846,882
Arcosa, Inc.	86,294	3,804,702
Jacobs Engineering Group, Inc.	23,553	2,185,012
NV5 Global, Inc. (a)	20,290	1,070,703
Valmont Industries, Inc.	24,095	2,992,117
		10,899,416
CONSUMER FINANCE — 0.6%
Ally Financial, Inc.	60,329	1,512,448
FinVolution Group ADR (b)	54,780	100,795
Green Dot Corp. Class A (a)	64,637	3,271,279
LendingClub Corp. (a)	169,836	799,928
LexinFintech Holdings, Ltd. ADR (a) (b)	89,050	609,992
Qudian, Inc. ADR (a) (b)	479,192	594,198
		6,888,640
CONTAINERS & PACKAGING — 0.1%
Ball Corp.	10,770	895,202
DIVERSIFIED CONSUMER SERVICES — 0.1%
Vivint Smart Home, Inc. (a)	49,943	853,026
DIVERSIFIED FINANCIAL SERVICES — 0.1%
ORIX Corp. ADR	20,923	1,309,152
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
ATN International, Inc.	32,075	1,608,240
Iridium Communications, Inc. (a)	37,510	959,506
Ooma, Inc. (a) (b)	94,927	1,238,797
ORBCOMM, Inc. (a)	560,364	1,905,238
Vonage Holdings Corp. (a)	640,516	6,552,479
		12,264,260
ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	54,383	2,813,776
Avangrid, Inc.	69,736	3,518,878
Cia Paranaense de Energia ADR (b)	273,083	3,009,375
Enel Americas SA ADR (b)	355,728	2,298,003
Enel Chile SA ADR	436,512	1,501,601
Genie Energy, Ltd. Class B	83,180	665,440
Korea Electric Power Corp. ADR (a) (b)	66,624	580,295
NextEra Energy, Inc.	12,110	3,361,252
		17,748,620
ELECTRICAL EQUIPMENT — 6.7%
ABB, Ltd. ADR (b)	346,681	8,823,031
Acuity Brands, Inc.	24,376	2,494,884
American Superconductor Corp. (a) (b)	135,566	1,962,996
AMETEK, Inc.	51,222	5,091,467

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Ballard Power Systems, Inc. (a) (b)	374,721	$5,658,287
Bloom Energy Corp. Class A (a) (b)	140,305	2,521,281
FuelCell Energy, Inc. (a) (b)	1,085,101	2,322,116
Hubbell, Inc.	7,038	963,080
Orion Energy Systems, Inc. (a)	151,227	1,144,788
Plug Power, Inc. (a) (b)	916,483	12,290,037
Sensata Technologies Holding PLC (a)	34,099	1,471,031
Sunrun, Inc. (a)	176,902	13,633,837
TPI Composites, Inc. (a)	138,426	4,008,817
Vivint Solar, Inc. (a) (b)	356,149	15,082,910
		77,468,562
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Amphenol Corp. Class A	8,641	935,561
Badger Meter, Inc.	24,300	1,588,491
Daktronics, Inc.	81,745	323,710
Fitbit, Inc. Class A (a)	1,142,028	7,948,515
FLIR Systems, Inc.	116,137	4,163,511
Huami Corp. ADR (a) (b)	237,554	3,052,569
IPG Photonics Corp. (a)	5,291	899,311
Itron, Inc. (a)	25,222	1,531,984
OSI Systems, Inc. (a)	39,606	3,073,822
Sanmina Corp. (a)	43,898	1,187,441
TE Connectivity, Ltd.	19,967	1,951,575
Trimble, Inc. (a)	64,648	3,148,358
TTM Technologies, Inc. (a)	63,761	727,513
		30,532,361
ENERGY EQUIPMENT & SERVICES — 0.1%
Oceaneering International, Inc. (a)	164,301	578,340
TechnipFMC PLC	133,037	839,463
		1,417,803
ENTERTAINMENT — 3.3%
Activision Blizzard, Inc.	24,327	1,969,271
Bilibili, Inc. ADR (a) (b)	88,260	3,671,616
DouYu International Holdings, Ltd. ADR (a)	362,389	4,787,159
Glu Mobile, Inc. (a)	203,023	1,558,202
Gravity Co., Ltd. ADR (a) (b)	17,250	2,472,787
iQIYI, Inc. ADR (a) (b)	109,837	2,480,119
NetEase, Inc. ADR	11,121	5,056,385
Sea, Ltd. ADR (a)	60,598	9,334,516
Tencent Music Entertainment Group ADR (a)	235,925	3,484,612
Zynga, Inc. Class A (a)	307,410	2,803,579
		37,618,246
GAS UTILITIES — 0.2%
New Jersey Resources Corp.	90,509	2,445,553
HEALTH CARE EQUIPMENT & SUPPLIES — 4.9%
Abbott Laboratories	35,597	3,874,022
Security Description	Shares	Value
Accelerate Diagnostics, Inc. (a) (b)	148,430	$1,582,264
Accuray, Inc. (a) (b)	213,833	513,199
AngioDynamics, Inc. (a)	257,294	3,102,966
Boston Scientific Corp. (a)	95,875	3,663,384
CONMED Corp.	12,406	975,980
Danaher Corp.	16,292	3,508,156
Globus Medical, Inc. Class A (a)	27,573	1,365,415
Intuitive Surgical, Inc. (a)	2,447	1,736,244
iRhythm Technologies, Inc. (a)	52,954	12,608,877
Koninklijke Philips NV (a)	80,072	3,775,395
Masimo Corp. (a)	23,996	5,664,496
Medtronic PLC	44,524	4,626,934
Penumbra, Inc. (a) (b)	15,343	2,982,372
Smith & Nephew PLC ADR	107,060	4,186,046
Stryker Corp.	7,013	1,461,299
Varex Imaging Corp. (a)	59,499	756,827
		56,383,876
HEALTH CARE PROVIDERS & SERVICES — 0.1%
HealthEquity, Inc. (a)	9,373	481,491
McKesson Corp.	5,766	858,730
		1,340,221
HEALTH CARE TECHNOLOGY — 1.2%
Change Healthcare, Inc. (a)	413,372	5,998,028
Omnicell, Inc. (a)	21,399	1,597,649
Simulations Plus, Inc.	85,968	6,478,549
		14,074,226
HOUSEHOLD DURABLES — 1.3%
Garmin, Ltd.	104,660	9,928,048
iRobot Corp. (a) (b)	19,013	1,443,087
Sony Corp. ADR (b)	28,079	2,155,063
Universal Electronics, Inc. (a)	32,479	1,225,757
		14,751,955
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.9%
AES Corp.	239,505	4,337,436
Atlantica Sustainable Infrastructure PLC	176,296	5,043,829
Ormat Technologies, Inc. (b)	81,080	4,792,639
Sunnova Energy International, Inc. (a)	178,784	5,436,821
TransAlta Corp.	378,869	2,330,044
		21,940,769
INDUSTRIAL CONGLOMERATES — 0.8%
General Electric Co.	456,663	2,845,011
Honeywell International, Inc.	29,581	4,869,328
Roper Technologies, Inc.	2,306	911,124
		8,625,463
INSURANCE — 0.1%
Allstate Corp.	5,293	498,283

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Progressive Corp.	6,765	$640,443
		1,138,726
INTERACTIVE MEDIA & SERVICES — 5.3%
Alphabet, Inc. Class A (a)	6,087	8,921,107
Baidu, Inc. ADR (a)	23,570	2,983,726
Facebook, Inc. Class A (a)	31,888	8,351,467
InterActiveCorp (a)	10,546	1,263,200
JOYY, Inc. ADR	49,253	3,973,240
LINE Corp. ADR (a) (b)	56,741	2,882,443
Match Group, Inc. (a)	29,516	3,265,945
Momo, Inc. ADR	123,364	1,697,489
Snap, Inc. Class A (a)	275,943	7,204,872
Sohu.com, Ltd. ADR (a)	268,913	5,340,612
Twitter, Inc. (a)	91,073	4,052,748
Weibo Corp. ADR (a) (b)	74,060	2,698,006
Yandex NV Class A (a) (b)	92,086	6,008,611
Yelp, Inc. (a)	122,930	2,469,664
		61,113,130
INTERNET & DIRECT MARKETING RETAIL — 2.0%
Alibaba Group Holding, Ltd. ADR (a)	9,409	2,766,058
MercadoLibre, Inc. (a)	2,785	3,014,707
Overstock.com, Inc. (a)	236,342	17,170,246
		22,951,011
IT SERVICES — 6.3%
Akamai Technologies, Inc. (a)	10,005	1,105,953
Broadridge Financial Solutions, Inc.	41,392	5,463,744
CACI International, Inc. Class A (a)	4,236	902,946
Evo Payments, Inc. Class A (a)	71,198	1,769,270
Fidelity National Information Services, Inc.	17,116	2,519,646
Fiserv, Inc. (a)	23,034	2,373,654
I3 Verticals, Inc. Class A (a) (b)	79,381	2,004,370
International Business Machines Corp.	40,290	4,902,084
Leidos Holdings, Inc.	25,544	2,277,248
Limelight Networks, Inc. (a)	189,522	1,091,647
ManTech International Corp. Class A	50,621	3,486,775
Mastercard, Inc. Class A	4,919	1,663,458
Net 1 UEPS Technologies, Inc. (a) (b)	312,769	1,054,032
Pagseguro Digital, Ltd. Class A (a) (b)	98,725	3,722,920
PayPal Holdings, Inc. (a)	15,403	3,034,853
Perspecta, Inc.	51,663	1,004,845
QIWI PLC ADR (b)	152,868	2,652,260
Science Applications International Corp.	8,241	646,259
Shopify, Inc. Class A (a)	2,989	3,057,657
Square, Inc. Class A (a)	28,266	4,594,638
Twilio, Inc. Class A (a)	41,699	10,303,406
Security Description	Shares	Value
Virtusa Corp. (a)	148,958	$7,322,775
Visa, Inc. Class A	12,108	2,421,237
Wipro, Ltd. ADR	700,107	3,290,503
		72,666,180
LIFE SCIENCES TOOLS & SERVICES — 3.1%
Agilent Technologies, Inc.	9,767	985,881
Bio-Techne Corp.	3,659	906,444
Bruker Corp.	169,157	6,723,991
Charles River Laboratories International, Inc. (a)	10,319	2,336,738
Codexis, Inc. (a)	115,707	1,358,400
Luminex Corp.	83,782	2,199,277
Mettler-Toledo International, Inc. (a)	1,169	1,128,962
Pacific Biosciences of California, Inc. (a) (b)	1,234,155	12,181,110
PerkinElmer, Inc.	8,843	1,109,885
Thermo Fisher Scientific, Inc.	14,772	6,522,133
		35,452,821
MACHINERY — 2.8%
Allison Transmission Holdings, Inc.	49,846	1,751,588
Barnes Group, Inc.	36,788	1,314,803
Cummins, Inc.	11,357	2,398,144
Dover Corp.	9,307	1,008,320
Energy Recovery, Inc. (a) (b)	87,644	718,681
ESCO Technologies, Inc.	9,722	783,204
Evoqua Water Technologies Corp. (a)	96,585	2,049,534
Fortive Corp.	36,784	2,803,309
Hyster-Yale Materials Handling, Inc.	93,238	3,463,792
John Bean Technologies Corp.	18,830	1,730,289
Lincoln Electric Holdings, Inc.	17,114	1,575,173
Luxfer Holdings PLC	64,164	805,258
Meritor, Inc. (a)	63,823	1,336,454
Mueller Water Products, Inc. Class A	98,190	1,020,194
Pentair PLC	43,679	1,999,188
Proto Labs, Inc. (a)	33,449	4,331,645
Standex International Corp.	16,751	991,659
Xylem, Inc.	23,201	1,951,668
		32,032,903
METALS & MINING — 1.1%
Allegheny Technologies, Inc. (a)	558,087	4,866,519
ArcelorMittal SA ADR (a)	111,994	1,483,921
Carpenter Technology Corp.	202,478	3,677,000
Kaiser Aluminum Corp.	40,822	2,187,651
		12,215,091
MULTI-UTILITIES — 0.6%
Algonquin Power & Utilities Corp.	208,808	3,036,068
Consolidated Edison, Inc.	39,016	3,035,445

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
National Grid PLC ADR (b)	13,620	$787,100
		6,858,613
OIL, GAS & CONSUMABLE FUELS — 0.4%
BP PLC ADR	35,716	623,601
Enbridge, Inc.	91,056	2,658,835
Royal Dutch Shell PLC Class A ADR (b)	26,383	664,060
Suncor Energy, Inc.	53,981	660,188
		4,606,684
PHARMACEUTICALS — 0.3%
Catalent, Inc. (a)	16,895	1,447,226
Novartis AG ADR	11,107	965,865
Sanofi ADR	19,979	1,002,346
		3,415,437
PROFESSIONAL SERVICES — 0.1%
ASGN, Inc. (a)	20,969	1,332,790
ROAD & RAIL — 0.9%
Avis Budget Group, Inc. (a)	186,497	4,908,601
Lyft, Inc. Class A (a)	77,029	2,122,149
Uber Technologies, Inc. (a) (b)	77,312	2,820,342
		9,851,092
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.2%
Advanced Micro Devices, Inc. (a)	41,286	3,385,039
Ambarella, Inc. (a)	105,245	5,491,684
Analog Devices, Inc.	21,466	2,505,941
Applied Materials, Inc.	42,006	2,497,257
Broadcom, Inc.	3,937	1,434,328
Brooks Automation, Inc.	33,000	1,526,580
Camtek, Ltd. (a) (b)	113,316	1,742,800
Canadian Solar, Inc. (a) (b)	148,175	5,200,942
CyberOptics Corp. (a)	19,737	628,426
Daqo New Energy Corp. ADR (a) (b)	50,036	6,766,869
Enphase Energy, Inc. (a)	45,200	3,733,068
First Solar, Inc. (a)	63,517	4,204,825
Himax Technologies, Inc. ADR (a) (b)	853,376	3,038,019
Intel Corp.	25,715	1,331,523
JinkoSolar Holding Co., Ltd. ADR (a) (b)	158,931	6,319,097
KLA Corp.	23,463	4,545,722
MagnaChip Semiconductor Corp. (a) (b)	282,230	3,866,551
Maxeon Solar Technologies, Ltd. (a) (b)	48,514	822,797
Micron Technology, Inc. (a)	56,192	2,638,776
NeoPhotonics Corp. (a)	323,577	1,970,584
NVE Corp.	19,964	979,833
NVIDIA Corp.	19,187	10,384,388
NXP Semiconductors NV	30,777	3,841,277
ON Semiconductor Corp. (a)	156,452	3,393,444
Qorvo, Inc. (a)	19,509	2,516,856
Security Description	Shares	Value
Silicon Laboratories, Inc. (a)	18,770	$1,836,644
SolarEdge Technologies, Inc. (a)	29,408	7,009,397
STMicroelectronics NV ADR (b)	342,810	10,520,839
SunPower Corp. (a) (b)	383,903	4,802,627
Synaptics, Inc. (a)	44,032	3,541,053
Teradyne, Inc.	21,419	1,701,954
Texas Instruments, Inc.	9,944	1,419,904
Ultra Clean Holdings, Inc. (a)	69,568	1,492,929
		117,091,973
SOFTWARE — 10.3%
8x8, Inc. (a)	302,854	4,709,380
A10 Networks, Inc. (a)	156,150	994,676
ACI Worldwide, Inc. (a)	94,274	2,463,380
Agilysys, Inc. (a)	87,003	2,101,992
Alarm.com Holdings, Inc. (a)	41,588	2,297,737
Alteryx, Inc. Class A (a) (b)	30,696	3,485,531
ANSYS, Inc. (a)	15,164	4,962,116
Atlassian Corp. PLC Class A (a)	29,543	5,370,622
Autodesk, Inc. (a)	12,462	2,878,847
Avaya Holdings Corp. (a)	524,450	7,971,640
Blackbaud, Inc.	17,629	984,227
Check Point Software Technologies, Ltd. (a)	9,977	1,200,632
Crowdstrike Holdings, Inc. Class A (a)	14,085	1,934,152
CyberArk Software, Ltd. (a)	10,507	1,086,634
FireEye, Inc. (a)	96,749	1,194,366
Fortinet, Inc. (a)	9,526	1,122,258
Materialise NV ADR (a) (b)	51,254	1,891,785
Microsoft Corp.	43,472	9,143,466
Mimecast, Ltd. (a)	25,239	1,184,214
MiX Telematics, Ltd. ADR (b)	83,963	750,629
MobileIron, Inc. (a)	240,660	1,687,027
NortonLifeLock, Inc.	48,134	1,003,113
OneConnect Financial Technology Co., Ltd. ADR (a)	104,060	2,216,478
OneSpan, Inc. (a)	53,279	1,116,728
Palo Alto Networks, Inc. (a)	5,144	1,258,994
Proofpoint, Inc. (a)	8,106	855,588
PTC, Inc. (a)	66,861	5,530,742
Q2 Holdings, Inc. (a) (b)	18,750	1,711,125
Qualys, Inc. (a)	9,921	972,357
Rapid7, Inc. (a) (b)	21,375	1,309,005
RingCentral, Inc. Class A (a)	19,792	5,435,081
SAP SE ADR	40,322	6,282,571
Slack Technologies, Inc. Class A (a) (b)	191,520	5,144,227
Synchronoss Technologies, Inc. (a)	141,349	425,460
Telenav, Inc. (a)	252,635	909,486
Tenable Holdings, Inc. (a)	38,602	1,457,225
Varonis Systems, Inc. (a)	14,625	1,688,017
Verint Systems, Inc. (a)	25,551	1,231,047
VirnetX Holding Corp. (b)	193,086	1,017,563
Xperi Holding Corp.	107,055	1,230,062

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Xunlei, Ltd. ADR (a) (b)	241,138	$829,515
Zoom Video Communications, Inc. Class A (a)	33,018	15,522,092
Zscaler, Inc. (a)	13,658	1,921,544
		118,483,331
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
3D Systems Corp. (a) (b)	1,138,035	5,587,752
Apple, Inc.	91,122	10,552,839
Dell Technologies, Inc. Class C (a)	26,302	1,780,382
HP, Inc.	227,169	4,313,939
Immersion Corp. (a)	161,409	1,137,933
Logitech International SA (b)	25,647	1,982,770
Stratasys, Ltd. (a) (b)	229,666	2,863,935
		28,219,550
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Fossil Group, Inc. (a)	1,393,148	7,996,670
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
China Mobile, Ltd. ADR	39,762	1,278,746
Rogers Communications, Inc. Class B	32,434	1,286,008
SK Telecom Co., Ltd. ADR	150,184	3,367,125
Turkcell Iletisim Hizmetleri A/S ADR (b)	269,672	1,291,729
Vodafone Group PLC ADR (b)	93,522	1,255,065
		8,478,673
TOTAL COMMON STOCKS (Cost $1,006,374,775)		1,148,576,358
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	1,029,429	$1,029,635
State Street Navigator Securities Lending Portfolio II (e) (f)	99,301,330	99,301,330
TOTAL SHORT-TERM INVESTMENTS (Cost $100,331,041)		100,330,965
TOTAL INVESTMENTS — 108.6% (Cost $1,106,705,816)		1,248,907,323
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6)%		(98,984,846)
NET ASSETS — 100.0%		$1,149,922,477
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,148,576,358	$—	$—	$1,148,576,358
Short-Term Investments	100,330,965	—	—	100,330,965
TOTAL INVESTMENTS	$1,248,907,323	$—	$—	$1,248,907,323
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	843,507	$843,844	$2,828,593	$2,642,529	$(197)	$(76)	1,029,429	$1,029,635	$439
State Street Navigator Securities Lending Portfolio II	116,417,356	116,417,356	196,210,971	213,326,997	—	—	99,301,330	99,301,330	499,629
Total		$117,261,200	$199,039,564	$215,969,526	$(197)	$(76)		$100,330,965	$500,068
See accompanying notes to schedule of investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.3%
HEICO Corp.	1,784	$186,714
Textron, Inc.	8,460	305,321
		492,035
AUTO COMPONENTS — 22.2%
American Axle & Manufacturing Holdings, Inc. (a)	35,994	207,685
Aptiv PLC	3,629	332,707
BorgWarner, Inc.	8,408	325,726
Dana, Inc.	21,851	269,204
Delphi Technologies PLC (a)	13,670	228,426
Gentherm, Inc. (a)	5,824	238,201
Lear Corp.	2,535	276,442
Modine Manufacturing Co. (a)	12,304	76,900
Veoneer, Inc. (a) (b)	15,503	227,894
Visteon Corp. (a)	3,931	272,104
Workhorse Group, Inc. (a) (b)	34,199	864,551
		3,319,840
AUTOMOBILES — 21.9%
Fiat Chrysler Automobiles NV (a) (b)	20,232	247,235
Ford Motor Co.	43,924	292,534
General Motors Co.	10,403	307,825
Honda Motor Co., Ltd. ADR (b)	10,710	253,827
NIO, Inc. ADR (a)	47,480	1,007,526
Niu Technologies ADR (a) (b)	5,169	99,245
Tata Motors, Ltd. ADR (a) (b)	27,471	249,711
Tesla, Inc. (a)	1,458	625,496
Toyota Motor Corp. ADR	1,512	200,249
		3,283,648
COMMUNICATIONS EQUIPMENT — 1.2%
CalAmp Corp. (a)	11,064	79,550
Gilat Satellite Networks, Ltd. (a)	13,649	74,387
Ituran Location and Control, Ltd. (b)	2,295	31,947
		185,884
DIVERSIFIED FINANCIAL SERVICES — 0.9%
ORIX Corp. ADR	2,282	142,785
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ORBCOMM, Inc. (a)	16,376	55,678
ELECTRICAL EQUIPMENT — 8.2%
Ballard Power Systems, Inc. (a) (b)	20,515	309,776
Plug Power, Inc. (a) (b)	52,848	708,692
Sensata Technologies Holding PLC (a)	4,965	214,190
		1,232,658
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.6%
FLIR Systems, Inc.	4,453	159,640
Sanmina Corp. (a)	7,258	196,329
Security Description	Shares	Value
Trimble, Inc. (a)	6,799	$331,111
		687,080
INTERACTIVE MEDIA & SERVICES — 4.5%
Baidu, Inc. ADR (a)	1,694	214,444
Yandex NV Class A (a) (b)	7,092	462,753
		677,197
MACHINERY — 8.5%
Allison Transmission Holdings, Inc.	7,557	265,553
Cummins, Inc.	1,696	358,127
Fortive Corp.	4,474	340,964
Hyster-Yale Materials Handling, Inc.	1,894	70,362
Luxfer Holdings PLC	3,911	49,083
Meritor, Inc. (a)	9,246	193,611
		1,277,700
METALS & MINING — 1.6%
ArcelorMittal SA ADR (a)	17,990	238,368
ROAD & RAIL — 5.5%
Avis Budget Group, Inc. (a)	11,041	290,599
Lyft, Inc. Class A (a)	7,757	213,706
Uber Technologies, Inc. (a) (b)	8,588	313,290
		817,595
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.2%
Ambarella, Inc. (a)	5,472	285,529
Analog Devices, Inc.	1,611	188,068
Intel Corp.	3,102	160,622
NVIDIA Corp.	528	285,764
NXP Semiconductors NV	1,796	224,159
ON Semiconductor Corp. (a)	10,180	220,804
SolarEdge Technologies, Inc. (a)	1,345	320,581
STMicroelectronics NV ADR	7,279	223,392
Texas Instruments, Inc.	1,508	215,327
		2,124,246
SOFTWARE — 2.9%
ANSYS, Inc. (a)	692	226,443
Telenav, Inc. (a)	7,750	27,900
Xperi Holding Corp.	15,214	174,809
		429,152
TOTAL COMMON STOCKS (Cost $13,966,690)		14,963,866
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	10,911	10,913

See accompanying notes to schedule of investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	430,716	$430,716
TOTAL SHORT-TERM INVESTMENTS (Cost $441,629)		441,629
TOTAL INVESTMENTS — 102.9% (Cost $14,408,319)		15,405,495
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(431,974)
NET ASSETS — 100.0%		$14,973,521
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,963,866	$—	$—	$14,963,866
Short-Term Investments	441,629	—	—	441,629
TOTAL INVESTMENTS	$15,405,495	$—	$—	$15,405,495
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,851	$7,854	$56,082	$53,020	$(3)	$—	10,911	$10,913	$8
State Street Navigator Securities Lending Portfolio II	914,116	914,116	6,237,437	6,720,837	—	—	430,716	430,716	7,239
Total		$921,970	$6,293,519	$6,773,857	$(3)	$—		$441,629	$7,247
See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.1%
Boeing Co.	6,842	$1,130,709
General Dynamics Corp.	3,475	481,044
HEICO Corp.	1,429	149,559
HEICO Corp. Class A	2,468	218,813
Howmet Aerospace, Inc.	12,518	209,301
Huntington Ingalls Industries, Inc.	1,840	258,980
L3Harris Technologies, Inc.	8,499	1,443,470
Lockheed Martin Corp.	6,595	2,527,732
Northrop Grumman Corp.	1,985	626,248
Raytheon Technologies Corp.	20,969	1,206,556
Teledyne Technologies, Inc. (a)	166	51,495
Textron, Inc.	6,766	244,185
TransDigm Group, Inc.	210	99,775
		8,647,867
AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	28,996	2,963,101
Expeditors International of Washington, Inc.	6,878	622,597
FedEx Corp.	6,482	1,630,353
United Parcel Service, Inc. Class B	6,696	1,115,754
XPO Logistics, Inc. (a) (b)	2,004	169,659
		6,501,464
AIRLINES — 0.1%
Delta Air Lines, Inc.	12,838	392,586
Southwest Airlines Co.	8,056	302,100
		694,686
AUTO COMPONENTS — 0.1%
Aptiv PLC	3,027	277,516
Autoliv, Inc.	1,772	129,143
BorgWarner, Inc.	11,065	428,658
Lear Corp.	2,086	227,478
		1,062,795
AUTOMOBILES — 0.6%
Ford Motor Co.	285,943	1,904,380
General Motors Co.	78,457	2,321,543
Tesla, Inc. (a)	908	389,541
		4,615,464
BANKS — 4.1%
Bank of America Corp.	250,719	6,039,821
Citigroup, Inc.	100,162	4,317,984
Citizens Financial Group, Inc.	22,437	567,207
Comerica, Inc.	7,102	271,652
East West Bancorp, Inc.	8,293	271,513
Fifth Third Bancorp	29,829	635,954
First Republic Bank	2,253	245,712
Huntington Bancshares, Inc.	36,060	330,670
JPMorgan Chase & Co.	74,513	7,173,367
KeyCorp	38,823	463,158
M&T Bank Corp.	6,022	554,566
People's United Financial, Inc.	14,595	150,474
PNC Financial Services Group, Inc.	12,544	1,378,711
Security Description	Shares	Value
Regions Financial Corp.	39,634	$456,980
Signature Bank	1,354	112,368
SVB Financial Group (a)	2,433	585,429
Truist Financial Corp.	42,105	1,602,095
US Bancorp	58,473	2,096,257
Wells Fargo & Co.	179,684	4,224,371
Zions Bancorp NA	6,158	179,937
		31,658,226
BEVERAGES — 3.1%
Brown-Forman Corp. Class B	13,297	1,001,530
Coca-Cola Co.	220,850	10,903,364
Constellation Brands, Inc. Class A	1,631	309,091
Keurig Dr. Pepper, Inc.	2,838	78,329
Molson Coors Beverage Co. Class B	5,971	200,387
Monster Beverage Corp. (a)	14,623	1,172,765
PepsiCo, Inc.	73,411	10,174,764
		23,840,230
BIOTECHNOLOGY — 2.9%
AbbVie, Inc.	9,789	857,418
Alexion Pharmaceuticals, Inc. (a)	2,113	241,791
Alnylam Pharmaceuticals, Inc. (a)	57	8,299
Amgen, Inc.	25,035	6,362,896
Biogen, Inc. (a)	8,151	2,312,276
BioMarin Pharmaceutical, Inc. (a)	3,885	295,571
Exact Sciences Corp. (a)	438	44,654
Gilead Sciences, Inc.	55,488	3,506,287
Incyte Corp. (a)	4,889	438,739
Ionis Pharmaceuticals, Inc. (a)	541	25,670
Regeneron Pharmaceuticals, Inc. (a)	8,501	4,758,690
Seattle Genetics, Inc. (a)	61	11,937
Vertex Pharmaceuticals, Inc. (a)	12,738	3,466,264
		22,330,492
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	5,353	282,639
Allegion PLC	3,445	340,745
Carrier Global Corp.	71,852	2,194,360
Fortune Brands Home & Security, Inc.	1,735	150,112
Johnson Controls International PLC	15,621	638,118
Lennox International, Inc.	251	68,425
Masco Corp.	2,641	145,598
Owens Corning	2,775	190,948
Trane Technologies PLC	2,937	356,111
		4,367,056
CAPITAL MARKETS — 2.1%
Ameriprise Financial, Inc.	5,573	858,855
Apollo Global Management, Inc.	970	43,408
Bank of New York Mellon Corp.	19,648	674,712
BlackRock, Inc.	1,346	758,538
Blackstone Group, Inc. Class A	4,829	252,074
Carlyle Group, Inc. (b)	1,283	31,652
Cboe Global Markets, Inc.	8,540	749,300

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Charles Schwab Corp.	12,149	$440,158
CME Group, Inc.	11,308	1,891,941
E*TRADE Financial Corp.	3,390	169,670
FactSet Research Systems, Inc.	1,471	492,608
Franklin Resources, Inc.	16,820	342,287
Goldman Sachs Group, Inc.	8,119	1,631,675
Intercontinental Exchange, Inc.	19,014	1,902,351
Invesco, Ltd.	21,667	247,220
KKR & Co., Inc.	7,876	270,462
MarketAxess Holdings, Inc.	1,769	851,933
Moody's Corp.	430	124,636
Morgan Stanley	28,648	1,385,131
MSCI, Inc.	215	76,708
Nasdaq, Inc.	769	94,364
Northern Trust Corp.	2,963	231,025
Raymond James Financial, Inc.	2,376	172,878
S&P Global, Inc.	615	221,769
SEI Investments Co.	5,298	268,715
State Street Corp. (c)	7,965	472,563
T Rowe Price Group, Inc.	10,102	1,295,278
TD Ameritrade Holding Corp.	10,862	425,247
Tradeweb Markets, Inc. Class A	500	29,000
		16,406,158
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.	10,538	3,138,849
Albemarle Corp.	1,749	156,151
Axalta Coating Systems, Ltd. (a)	2,884	63,938
Celanese Corp.	1,703	182,987
CF Industries Holdings, Inc.	3,442	105,704
Corteva, Inc.	13,634	392,795
Dow, Inc.	15,235	716,807
DuPont de Nemours, Inc.	17,609	976,947
Eastman Chemical Co.	3,064	239,360
Ecolab, Inc.	9,849	1,968,224
FMC Corp.	1,003	106,228
International Flavors & Fragrances, Inc.	849	103,960
Linde PLC (a)	4,501	1,071,823
LyondellBasell Industries NV Class A	16,044	1,130,942
Mosaic Co.	13,455	245,823
PPG Industries, Inc.	2,610	318,629
RPM International, Inc.	1,022	84,662
Sherwin-Williams Co.	365	254,310
		11,258,139
COMMERCIAL SERVICES & SUPPLIES — 1.6%
Cintas Corp.	463	154,100
Copart, Inc. (a)	7,938	834,760
Republic Services, Inc.	42,186	3,938,063
Rollins, Inc.	4,614	250,033
Waste Connections, Inc.	31,891	3,310,286
Waste Management, Inc.	35,919	4,064,953
		12,552,195
Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.5%
Arista Networks, Inc. (a)	2,073	$428,966
Cisco Systems, Inc.	205,433	8,092,006
F5 Networks, Inc. (a)	2,369	290,842
Juniper Networks, Inc.	15,370	330,455
Motorola Solutions, Inc.	14,619	2,292,405
		11,434,674
CONSTRUCTION & ENGINEERING — 0.0% (d)
Jacobs Engineering Group, Inc.	1,986	184,241
CONSTRUCTION MATERIALS — 0.0% (d)
Martin Marietta Materials, Inc.	683	160,751
Vulcan Materials Co.	1,190	161,293
		322,044
CONSUMER FINANCE — 0.5%
Ally Financial, Inc.	19,218	481,795
American Express Co.	8,464	848,516
Capital One Financial Corp.	17,018	1,222,913
Discover Financial Services	9,179	530,363
Synchrony Financial	22,512	589,139
		3,672,726
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	64,002	707,222
Avery Dennison Corp.	3,666	468,661
Ball Corp.	5,101	423,995
Crown Holdings, Inc. (a)	1,789	137,503
International Paper Co.	9,213	373,495
Packaging Corp. of America	1,512	164,884
Sealed Air Corp.	1,980	76,844
Westrock Co.	10,934	379,847
		2,732,451
DISTRIBUTORS — 0.1%
Genuine Parts Co.	6,594	627,551
LKQ Corp. (a)	5,739	159,142
		786,693
DIVERSIFIED FINANCIAL SERVICES — 0.9%
Berkshire Hathaway, Inc. Class B (a)	30,902	6,580,272
Equitable Holdings, Inc.	7,920	144,461
Voya Financial, Inc.	3,512	168,330
		6,893,063
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	218,197	6,220,796
CenturyLink, Inc.	36,422	367,498
Liberty Global PLC Class A (a)	2,880	60,509
Liberty Global PLC Class C (a)	7,929	162,822
Verizon Communications, Inc.	120,199	7,150,639
		13,962,264
ELECTRIC UTILITIES — 2.6%
Alliant Energy Corp.	8,110	418,881
American Electric Power Co., Inc.	19,487	1,592,673

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Duke Energy Corp.	38,933	$3,447,906
Edison International	5,725	291,059
Entergy Corp.	2,870	282,781
Evergy, Inc.	12,689	644,855
Eversource Energy	11,124	929,410
Exelon Corp.	20,806	744,023
FirstEnergy Corp.	5,241	150,469
NextEra Energy, Inc.	18,314	5,083,234
NRG Energy, Inc.	3,375	103,747
OGE Energy Corp.	3,033	90,960
Pinnacle West Capital Corp.	1,780	132,699
PPL Corp.	11,741	319,473
Southern Co.	55,923	3,032,145
Xcel Energy, Inc.	45,697	3,153,550
		20,417,865
ELECTRICAL EQUIPMENT — 0.3%
AMETEK, Inc.	1,644	163,414
Eaton Corp. PLC	5,509	562,083
Emerson Electric Co.	23,439	1,536,895
Rockwell Automation, Inc.	536	118,285
Sensata Technologies Holding PLC (a)	1,887	81,405
		2,462,082
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Amphenol Corp. Class A	24,734	2,677,950
Arrow Electronics, Inc. (a)	3,600	283,176
CDW Corp.	5,377	642,713
Cognex Corp.	5,208	339,041
Corning, Inc.	12,864	416,922
FLIR Systems, Inc.	8,177	293,146
IPG Photonics Corp. (a)	268	45,552
Keysight Technologies, Inc. (a)	17,582	1,736,750
TE Connectivity, Ltd.	6,895	673,917
Trimble, Inc. (a)	1,822	88,731
Zebra Technologies Corp. Class A (a)	288	72,709
		7,270,607
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	30,797	409,292
Halliburton Co.	27,290	328,845
National Oilwell Varco, Inc.	8,291	75,116
Schlumberger, Ltd.	26,289	409,057
		1,222,310
ENTERTAINMENT — 0.9%
Activision Blizzard, Inc.	3,736	302,429
Electronic Arts, Inc. (a)	1,426	185,965
Liberty Media Corp.-Liberty Formula One Class C (a)	1,645	59,664
Live Nation Entertainment, Inc. (a)	1,165	62,770
Netflix, Inc. (a)	1,025	512,531
Take-Two Interactive Software, Inc. (a)	11,579	1,913,082
Security Description	Shares	Value
Walt Disney Co.	30,838	$3,826,379
		6,862,820
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.4%
Alexandria Real Estate Equities, Inc. REIT	796	127,360
American Tower Corp. REIT	9,786	2,365,570
AvalonBay Communities, Inc. REIT	5,257	785,080
Boston Properties, Inc. REIT	1,387	111,376
Camden Property Trust REIT	10,817	962,497
Crown Castle International Corp. REIT	11,195	1,863,967
Digital Realty Trust, Inc. REIT	1,141	167,453
Duke Realty Corp. REIT	2,625	96,863
Equinix, Inc. REIT	533	405,149
Equity LifeStyle Properties, Inc. REIT	744	45,607
Equity Residential REIT	27,002	1,386,013
Essex Property Trust, Inc. REIT	3,575	717,824
Extra Space Storage, Inc. REIT	8,489	908,238
Federal Realty Investment Trust REIT	690	50,674
Healthpeak Properties, Inc. REIT	5,047	137,026
Host Hotels & Resorts, Inc. REIT	13,632	147,089
Invitation Homes, Inc. REIT	3,238	90,632
Iron Mountain, Inc. REIT (b)	3,366	90,175
Medical Properties Trust, Inc. REIT	5,697	100,438
Mid-America Apartment Communities, Inc. REIT	5,681	658,712
National Retail Properties, Inc. REIT	1,885	65,051
Omega Healthcare Investors, Inc. REIT	1,785	53,443
Prologis, Inc. REIT	4,495	452,287
Public Storage REIT	16,173	3,602,051
Realty Income Corp. REIT	2,321	141,001
Regency Centers Corp. REIT	1,931	73,417
SBA Communications Corp. REIT	1,361	433,451
Simon Property Group, Inc. REIT	4,710	304,643
Sun Communities, Inc. REIT	540	75,929
UDR, Inc. REIT	21,985	716,931
Ventas, Inc. REIT	4,922	206,527
VEREIT, Inc.	19,096	124,124
VICI Properties, Inc. REIT	6,614	154,569
Vornado Realty Trust REIT	1,817	61,251
Welltower, Inc. REIT	4,360	240,192
Weyerhaeuser Co. REIT	8,209	234,121
WP Carey, Inc. REIT	1,637	106,667
		18,263,398
FOOD & STAPLES RETAILING — 1.9%
Costco Wholesale Corp.	17,057	6,055,235
Kroger Co.	45,359	1,538,123
Sysco Corp.	23,035	1,433,238
Walmart, Inc.	31,824	4,452,496

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Walgreens Boots Alliance, Inc.	25,772	$925,730
		14,404,822
FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.	17,434	810,507
Bunge, Ltd.	7,876	359,933
Campbell Soup Co.	12,102	585,374
Conagra Brands, Inc.	5,043	180,085
General Mills, Inc.	13,754	848,347
Hershey Co.	26,652	3,820,298
Hormel Foods Corp.	58,779	2,873,705
Ingredion, Inc.	1,553	117,531
J.M. Smucker Co.	7,262	838,906
Kellogg Co.	21,197	1,369,114
Kraft Heinz Co.	14,697	440,175
Lamb Weston Holdings, Inc.	8,718	577,742
McCormick & Co., Inc.	7,706	1,495,735
Mondelez International, Inc. Class A	36,386	2,090,376
Tyson Foods, Inc. Class A	8,579	510,279
		16,918,107
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	1,040	99,414
UGI Corp.	4,070	134,228
		233,642
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	15,051	1,638,000
ABIOMED, Inc. (a)	110	30,477
Align Technology, Inc. (a)	2,918	955,236
Baxter International, Inc.	21,677	1,743,264
Becton Dickinson and Co.	3,944	917,690
Boston Scientific Corp. (a)	8,112	309,959
Cooper Cos., Inc.	2,533	853,925
Danaher Corp.	15,550	3,348,381
DENTSPLY SIRONA, Inc.	6,057	264,873
DexCom, Inc. (a)	12	4,947
Edwards Lifesciences Corp. (a)	21,296	1,699,847
Hologic, Inc. (a)	1,240	82,423
IDEXX Laboratories, Inc. (a)	163	64,077
Intuitive Surgical, Inc. (a)	3,616	2,565,697
Masimo Corp. (a)	200	47,212
Medtronic PLC	37,295	3,875,696
ResMed, Inc.	4,381	751,035
STERIS PLC	427	75,233
Stryker Corp.	8,844	1,842,824
Teleflex, Inc.	168	57,191
Varian Medical Systems, Inc. (a)	3,081	529,932
West Pharmaceutical Services, Inc.	2,219	610,003
Zimmer Biomet Holdings, Inc.	2,783	378,878
		22,646,800
HEALTH CARE PROVIDERS & SERVICES — 3.3%
AmerisourceBergen Corp.	7,681	744,442
Anthem, Inc.	7,539	2,024,900
Security Description	Shares	Value
Cardinal Health, Inc.	26,223	$1,231,170
Centene Corp. (a)	7,739	451,416
Cigna Corp.	6,404	1,084,902
CVS Health Corp.	32,517	1,898,993
DaVita, Inc. (a)	1,421	121,709
HCA Healthcare, Inc.	4,074	507,946
Henry Schein, Inc. (a)	8,476	498,219
Humana, Inc.	3,928	1,625,760
Laboratory Corp. of America Holdings (a)	1,188	223,665
McKesson Corp.	8,102	1,206,631
Molina Healthcare, Inc. (a)	789	144,419
Quest Diagnostics, Inc.	2,827	323,663
UnitedHealth Group, Inc.	41,259	12,863,318
Universal Health Services, Inc. Class B	4,605	492,827
		25,443,980
HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp.	3,898	281,787
Veeva Systems, Inc. Class A (a)	3,923	1,103,108
		1,384,895
HOTELS, RESTAURANTS & LEISURE — 1.3%
Aramark	5,554	146,903
Carnival Corp. (b)	24,953	378,787
Chipotle Mexican Grill, Inc. (a)	81	100,740
Darden Restaurants, Inc.	5,319	535,836
Domino's Pizza, Inc.	124	52,735
Hilton Worldwide Holdings, Inc.	1,305	111,343
Las Vegas Sands Corp.	12,762	595,475
Marriott International, Inc. Class A	1,534	142,018
McDonald's Corp.	22,916	5,029,833
MGM Resorts International	11,158	242,686
Royal Caribbean Cruises, Ltd. (b)	6,316	408,835
Starbucks Corp.	25,293	2,173,175
Vail Resorts, Inc.	226	48,357
Wynn Resorts, Ltd.	930	66,783
Yum! Brands, Inc.	1,575	143,797
		10,177,303
HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	4,884	369,377
Garmin, Ltd.	12,065	1,144,486
Lennar Corp. Class A	5,240	428,003
Mohawk Industries, Inc. (a)	2,030	198,108
Newell Brands, Inc.	10,477	179,785
NVR, Inc. (a)	159	649,216
PulteGroup, Inc.	5,232	242,189
Whirlpool Corp.	1,738	319,601
		3,530,765
HOUSEHOLD PRODUCTS — 2.6%
Church & Dwight Co., Inc.	13,287	1,245,125
Clorox Co.	7,414	1,558,200
Colgate-Palmolive Co.	16,277	1,255,770
Kimberly-Clark Corp.	8,197	1,210,369

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Procter & Gamble Co.	108,432	$15,070,964
		20,340,428
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	11,667	211,290
Vistra Corp.	7,255	136,829
		348,119
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	21,006	3,364,741
General Electric Co.	184,621	1,150,189
Honeywell International, Inc.	32,485	5,347,356
Roper Technologies, Inc.	484	191,233
		10,053,519
INSURANCE — 4.6%
Aflac, Inc.	34,098	1,239,462
Alleghany Corp.	1,084	564,168
Allstate Corp.	23,165	2,180,753
American Financial Group, Inc.	1,983	132,821
American International Group, Inc.	29,957	824,716
Aon PLC Class A	10,807	2,229,484
Arch Capital Group, Ltd. (a)	33,362	975,839
Arthur J Gallagher & Co.	16,597	1,752,311
Assurant, Inc.	986	119,612
Athene Holding, Ltd. Class A (a)	5,773	196,744
Brown & Brown, Inc.	27,846	1,260,588
Chubb, Ltd.	26,484	3,075,322
Cincinnati Financial Corp.	8,451	658,924
Erie Indemnity Co. Class A	2,034	427,710
Everest Re Group, Ltd.	8,174	1,614,692
Fidelity National Financial, Inc.	31,018	971,174
Globe Life, Inc.	1,618	129,278
Hartford Financial Services Group, Inc.	28,253	1,041,406
Lincoln National Corp.	7,367	230,808
Loews Corp.	12,046	418,599
Markel Corp. (a)	1,195	1,163,571
Marsh & McLennan Cos., Inc.	19,749	2,265,210
MetLife, Inc.	26,110	970,509
Principal Financial Group, Inc.	7,844	315,878
Progressive Corp.	38,631	3,657,197
Prudential Financial, Inc.	15,436	980,495
Reinsurance Group of America, Inc.	2,283	217,319
RenaissanceRe Holdings, Ltd.	8,195	1,391,019
Travelers Cos., Inc.	16,481	1,783,079
Willis Towers Watson PLC	4,169	870,571
WR Berkley Corp.	28,427	1,738,311
		35,397,570
INTERACTIVE MEDIA & SERVICES — 2.6%
Alphabet, Inc. Class A (a)	5,692	8,342,195
Alphabet, Inc. Class C (a)	6,083	8,939,577
Facebook, Inc. Class A (a)	10,775	2,821,972
InterActiveCorp (a)	327	39,168
Match Group, Inc. (a)	653	72,254
Pinterest, Inc. Class A (a)	533	22,125
Security Description	Shares	Value
Snap, Inc. Class A (a) (b)	703	$18,355
Twitter, Inc. (a)	3,343	148,764
Zillow Group, Inc. Class C (a) (b)	696	70,707
		20,475,117
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Amazon.com, Inc. (a)	913	2,874,790
Booking Holdings, Inc. (a)	1,989	3,402,543
eBay, Inc.	10,006	521,313
Expedia Group, Inc.	1,840	168,710
MercadoLibre, Inc. (a)	52	56,289
Wayfair, Inc. Class A (a) (b)	240	69,842
		7,093,487
IT SERVICES — 9.4%
Accenture PLC Class A	40,909	9,245,025
Akamai Technologies, Inc. (a)	12,516	1,383,519
Automatic Data Processing, Inc.	27,685	3,861,781
Black Knight, Inc. (a)	27,403	2,385,431
Booz Allen Hamilton Holding Corp.	9,055	751,384
Broadridge Financial Solutions, Inc.	10,702	1,412,664
Cognizant Technology Solutions Corp. Class A	39,390	2,734,454
EPAM Systems, Inc. (a)	189	61,100
Fidelity National Information Services, Inc.	23,202	3,415,566
Fiserv, Inc. (a)	22,555	2,324,293
FleetCor Technologies, Inc. (a)	2,870	683,347
Gartner, Inc. (a)	431	53,853
Global Payments, Inc.	1,770	314,317
GoDaddy, Inc. Class A (a)	316	24,006
International Business Machines Corp.	19,692	2,395,926
Jack Henry & Associates, Inc.	16,470	2,677,857
Leidos Holdings, Inc.	1,236	110,189
Mastercard, Inc. Class A	45,708	15,457,074
Paychex, Inc.	46,840	3,736,427
PayPal Holdings, Inc. (a)	2,695	530,996
Square, Inc. Class A (a)	358	58,193
Twilio, Inc. Class A (a)	171	42,252
VeriSign, Inc. (a)	4,738	970,579
Visa, Inc. Class A	84,409	16,879,268
Western Union Co.	78,899	1,690,806
		73,200,307
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	1,463	121,019
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	1,943	196,126
Avantor, Inc. (a)	2,864	64,411
Bio-Rad Laboratories, Inc. Class A (a)	166	85,566
Illumina, Inc. (a)	4,647	1,436,295
IQVIA Holdings, Inc. (a)	992	156,369
Mettler-Toledo International, Inc. (a)	830	801,573

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
PerkinElmer, Inc.	892	$111,955
Thermo Fisher Scientific, Inc.	1,874	827,408
Waters Corp. (a)	370	72,402
		3,752,105
MACHINERY — 1.2%
Caterpillar, Inc.	7,685	1,146,218
Cummins, Inc.	7,137	1,507,049
Deere & Co.	3,760	833,329
Dover Corp.	1,528	165,544
Fortive Corp.	2,498	190,373
IDEX Corp.	2,593	472,989
Illinois Tool Works, Inc.	13,088	2,528,732
Ingersoll Rand, Inc. (a)	2,038	72,553
Nordson Corp.	311	59,656
Otis Worldwide Corp.	3,092	193,003
PACCAR, Inc.	5,586	476,374
Parker-Hannifin Corp.	1,466	296,630
Pentair PLC	1,779	81,425
Snap-on, Inc.	2,210	325,157
Stanley Black & Decker, Inc.	1,986	322,129
Westinghouse Air Brake Technologies Corp.	2,339	144,737
Xylem, Inc.	1,674	140,817
		8,956,715
MEDIA — 1.2%
Altice USA, Inc. Class A (a)	2,931	76,206
Cable One, Inc.	18	33,938
Charter Communications, Inc. Class A (a)	2,782	1,736,914
Comcast Corp. Class A	92,466	4,277,477
Discovery, Inc. Class A (a) (b)	4,957	107,914
Discovery, Inc. Class C (a)	10,533	206,447
DISH Network Corp. Class A (a)	4,837	140,418
Fox Corp. Class A	5,808	161,637
Fox Corp. Class B (a)	8,197	229,270
Interpublic Group of Cos., Inc.	8,051	134,210
Liberty Broadband Corp. Class A (a)	193	27,369
Liberty Broadband Corp. Class C (a)	574	82,008
Liberty Media Corp.-Liberty SiriusXM Class A (a)	5,919	196,333
Liberty Media Corp.-Liberty SiriusXM Class C (a)	2,654	87,794
News Corp. Class A	7,843	109,959
Omnicom Group, Inc.	16,614	822,393
Sirius XM Holdings, Inc. (b)	53,125	284,750
ViacomCBS, Inc. Class B	18,237	510,818
		9,225,855
METALS & MINING — 0.6%
Freeport-McMoRan, Inc.	36,188	565,980
Newmont Corp.	56,192	3,565,383
Nucor Corp.	8,351	374,626
Security Description	Shares	Value
Steel Dynamics, Inc.	6,853	$196,201
		4,702,190
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (d)
AGNC Investment Corp. REIT	9,398	130,726
Annaly Capital Management, Inc. REIT	17,957	127,854
		258,580
MULTI-UTILITIES — 1.1%
Ameren Corp.	2,489	196,830
CenterPoint Energy, Inc.	11,123	215,230
CMS Energy Corp.	12,254	752,518
Consolidated Edison, Inc.	37,210	2,894,938
Dominion Energy, Inc.	20,535	1,620,827
DTE Energy Co.	2,689	309,343
NiSource, Inc.	4,539	99,858
Public Service Enterprise Group, Inc.	6,448	354,060
Sempra Energy	2,865	339,101
WEC Energy Group, Inc.	21,322	2,066,102
		8,848,807
MULTILINE RETAIL — 0.6%
Dollar General Corp.	9,976	2,091,169
Dollar Tree, Inc. (a)	10,769	983,640
Target Corp.	10,373	1,632,918
		4,707,727
OIL, GAS & CONSUMABLE FUELS — 1.7%
Cabot Oil & Gas Corp.	14,676	254,775
Cheniere Energy, Inc. (a)	8,546	395,423
Chevron Corp.	36,382	2,619,504
Concho Resources, Inc.	4,668	205,952
ConocoPhillips	21,698	712,562
Diamondback Energy, Inc.	4,496	135,420
EOG Resources, Inc.	10,724	385,421
Exxon Mobil Corp.	131,914	4,528,608
Hess Corp.	2,723	111,452
Kinder Morgan, Inc.	73,619	907,722
Marathon Petroleum Corp.	29,785	873,892
Occidental Petroleum Corp.	39,264	393,033
ONEOK, Inc.	6,024	156,504
Phillips 66	13,530	701,395
Pioneer Natural Resources Co.	2,488	213,943
Valero Energy Corp.	14,542	629,959
Williams Cos., Inc.	14,235	279,718
		13,505,283
PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. Class A	9,844	2,148,453
PHARMACEUTICALS — 6.0%
Bristol-Myers Squibb Co.	29,601	1,784,644
Catalent, Inc. (a)	495	42,402
Elanco Animal Health, Inc. (a)	4,901	136,885
Eli Lilly & Co.	22,718	3,362,719
Jazz Pharmaceuticals PLC (a)	691	98,530

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Johnson & Johnson	115,723	$17,228,840
Merck & Co., Inc.	139,999	11,612,917
Mylan NV (a)	15,616	231,585
Perrigo Co. PLC	1,986	91,177
Pfizer, Inc.	289,141	10,611,475
Zoetis, Inc.	7,800	1,289,886
		46,491,060
PROFESSIONAL SERVICES — 0.2%
CoStar Group, Inc. (a)	103	87,396
Equifax, Inc.	484	75,939
IHS Markit, Ltd.	2,072	162,673
Nielsen Holdings PLC	8,061	114,305
Robert Half International, Inc.	5,537	293,129
TransUnion	846	71,174
Verisk Analytics, Inc.	5,535	1,025,691
		1,830,307
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	6,319	296,804
Jones Lang LaSalle, Inc.	1,517	145,116
		441,920
ROAD & RAIL — 1.0%
AMERCO	1,309	465,978
CSX Corp.	6,552	508,894
JB Hunt Transport Services, Inc.	3,181	402,015
Kansas City Southern	937	169,438
Knight-Swift Transportation Holdings, Inc.	1,932	78,632
Norfolk Southern Corp.	2,453	524,917
Old Dominion Freight Line, Inc.	3,286	594,503
Uber Technologies, Inc. (a) (b)	3,137	114,438
Union Pacific Corp.	23,101	4,547,894
		7,406,709
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.0%
Advanced Micro Devices, Inc. (a)	1,157	94,862
Analog Devices, Inc.	2,268	264,766
Applied Materials, Inc.	34,356	2,042,464
Broadcom, Inc.	4,354	1,586,249
Intel Corp.	184,711	9,564,336
KLA Corp.	5,700	1,104,318
Lam Research Corp.	5,832	1,934,766
Marvell Technology Group, Ltd.	3,724	147,843
Maxim Integrated Products, Inc.	11,547	780,693
Microchip Technology, Inc.	1,301	133,691
Micron Technology, Inc. (a)	27,407	1,287,033
NVIDIA Corp.	17,807	9,637,505
NXP Semiconductors NV	2,688	335,489
ON Semiconductor Corp. (a)	7,341	159,226
Qorvo, Inc. (a)	888	114,561
QUALCOMM, Inc.	6,335	745,503
Skyworks Solutions, Inc.	6,353	924,362
Teradyne, Inc.	6,333	503,220
Texas Instruments, Inc.	46,200	6,596,898
Security Description	Shares	Value
Xilinx, Inc.	9,385	$978,292
		38,936,077
SOFTWARE — 6.9%
Adobe, Inc. (a)	22,141	10,858,611
ANSYS, Inc. (a)	233	76,245
Autodesk, Inc. (a)	56	12,937
Cadence Design Systems, Inc. (a)	8,865	945,275
CDK Global, Inc.	6,060	264,155
Citrix Systems, Inc.	25,604	3,525,927
Fair Isaac Corp. (a)	1,046	444,947
Fortinet, Inc. (a)	314	36,992
Guidewire Software, Inc. (a)	196	20,437
Intuit, Inc.	12,416	4,050,223
Microsoft Corp.	103,003	21,664,621
NortonLifeLock, Inc.	11,686	243,536
Oracle Corp.	126,130	7,529,961
Palo Alto Networks, Inc. (a)	1,957	478,976
Paycom Software, Inc. (a)	1,757	546,954
PTC, Inc. (a)	252	20,845
salesforce.com, Inc. (a)	2,108	529,783
ServiceNow, Inc. (a)	194	94,090
Splunk, Inc. (a)	183	34,428
SS&C Technologies Holdings, Inc.	1,305	78,979
Synopsys, Inc. (a)	510	109,130
Trade Desk, Inc. Class A (a)	39	20,232
Tyler Technologies, Inc. (a)	6,555	2,284,811
VMware, Inc. Class A (a)	435	62,496
Workday, Inc. Class A (a)	134	28,827
		53,963,418
SPECIALTY RETAIL — 2.2%
Advance Auto Parts, Inc.	1,743	267,551
AutoZone, Inc. (a)	1,249	1,470,872
Best Buy Co., Inc.	12,325	1,371,649
Burlington Stores, Inc. (a)	1,509	310,990
CarMax, Inc. (a)	2,408	221,319
Home Depot, Inc.	14,182	3,938,483
Lowe's Cos., Inc.	5,893	977,413
O'Reilly Automotive, Inc. (a)	2,280	1,051,263
Ross Stores, Inc.	21,571	2,013,006
Tiffany & Co.	1,540	178,409
TJX Cos., Inc.	75,725	4,214,096
Tractor Supply Co.	3,951	566,336
Ulta Beauty, Inc. (a)	2,152	482,005
		17,063,392
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.9%
Apple, Inc.	239,746	27,764,984
Dell Technologies, Inc. Class C (a)	5,882	398,152
Hewlett Packard Enterprise Co.	44,440	416,403
HP, Inc.	32,681	620,612
NetApp, Inc.	10,571	463,433
Seagate Technology PLC	11,337	558,574
Western Digital Corp.	6,814	249,052
		30,471,210

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Lululemon Athletica, Inc. (a)	4,469	$1,471,954
NIKE, Inc. Class B	63,264	7,942,163
Ralph Lauren Corp.	2,375	161,429
VF Corp.	13,464	945,846
		10,521,392
TOBACCO — 0.4%
Altria Group, Inc.	38,970	1,505,801
Philip Morris International, Inc.	17,149	1,286,003
		2,791,804
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	21,784	982,241
HD Supply Holdings, Inc. (a)	2,696	111,183
United Rentals, Inc. (a)	1,617	282,166
W.W. Grainger, Inc.	1,943	693,204
		2,068,794
WATER UTILITIES — 0.0% (d)
American Water Works Co., Inc.	2,269	328,733
Essential Utilities, Inc.	1,544	62,146
		390,879
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
T-Mobile US, Inc. (a)	38,649	4,419,900
TOTAL COMMON STOCKS (Cost $744,983,804)		775,094,467
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e) (f)	512,127	512,229
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	827,383	$827,383
TOTAL SHORT-TERM INVESTMENTS (Cost $1,339,607)		1,339,612
TOTAL INVESTMENTS — 100.0% (Cost $746,323,411)		776,434,079
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(192,766)
NET ASSETS — 100.0%		$776,241,313
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in an affiliated entity, Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$775,094,467	$—	$—	$775,094,467
Short-Term Investments	1,339,612	—	—	1,339,612
TOTAL INVESTMENTS	$776,434,079	$—	$—	$776,434,079
See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Corp.	8,485	$539,222	$64,945	$103,534	$12,941	$(41,011)	7,965	$472,563	$4,142
State Street Institutional Liquid Reserves Fund, Premier Class	684,342	684,616	4,192,724	4,364,962	(118)	(31)	512,127	512,229	322
State Street Navigator Securities Lending Portfolio II	1,404,448	1,404,448	3,338,871	3,915,936	—	—	827,383	827,383	3,385
Total		$2,628,286	$7,596,540	$8,384,432	$12,823	$(41,042)		$1,812,175	$7,849
See accompanying notes to schedule of investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 11.4%
Tesla, Inc. (a)	132,954	$57,038,596
COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc.	210,539	8,293,131
ENTERTAINMENT — 5.8%
Activision Blizzard, Inc.	162,586	13,161,337
Netflix, Inc. (a)	31,874	15,937,956
		29,099,293
INTERACTIVE MEDIA & SERVICES — 6.6%
Alphabet, Inc. Class A (a)	7,077	10,372,051
Baidu, Inc. ADR (a)	80,028	10,130,745
Facebook, Inc. Class A (a)	49,088	12,856,147
		33,358,943
INTERNET & DIRECT MARKETING RETAIL — 12.1%
Alibaba Group Holding, Ltd. ADR (a)	46,530	13,678,890
Amazon.com, Inc. (a)	5,415	17,050,373
Booking Holdings, Inc. (a)	4,821	8,247,188
JD.com, Inc. ADR (a)	280,453	21,765,957
		60,742,408
IT SERVICES — 6.8%
International Business Machines Corp.	71,040	8,643,437
Shopify, Inc. Class A (a)	24,687	25,254,060
		33,897,497
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 31.7%
Advanced Micro Devices, Inc. (a)	231,713	18,998,149
Analog Devices, Inc.	80,147	9,356,361
Applied Materials, Inc.	159,245	9,467,115
ASML Holding NV	32,910	12,152,676
Broadcom, Inc.	30,223	11,010,843
Intel Corp.	165,047	8,546,134
Lam Research Corp.	33,798	11,212,487
Micron Technology, Inc. (a)	186,220	8,744,891
NVIDIA Corp.	42,546	23,026,746
NXP Semiconductors NV	76,907	9,598,763
QUALCOMM, Inc.	108,611	12,781,342
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	163,687	13,270,105
Texas Instruments, Inc.	75,257	10,745,947
		158,911,559
Security Description	Shares	Value
SOFTWARE — 20.7%
Adobe, Inc. (a)	29,962	$14,694,264
Intuit, Inc.	36,664	11,960,163
Microsoft Corp.	61,634	12,963,479
Oracle Corp.	174,941	10,443,978
salesforce.com, Inc. (a)	59,196	14,877,139
ServiceNow, Inc. (a)	34,863	16,908,555
VMware, Inc. Class A (a) (b)	62,992	9,050,061
Workday, Inc. Class A (a)	59,758	12,855,738
		103,753,377
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.2%
Apple, Inc.	138,467	16,035,863
TOTAL COMMON STOCKS (Cost $310,749,833)		501,130,667
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	506,901	507,002
State Street Navigator Securities Lending Portfolio II (e) (f)	7,933,581	7,933,581
TOTAL SHORT-TERM INVESTMENTS (Cost $8,440,574)		8,440,583
TOTAL INVESTMENTS — 101.6% (Cost $319,190,407)		509,571,250
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(7,918,183)
NET ASSETS — 100.0%		$501,653,067
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$501,130,667	$—	$—	$501,130,667
Short-Term Investments	8,440,583	—	—	8,440,583
TOTAL INVESTMENTS	$509,571,250	$—	$—	$509,571,250
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	350,772	$350,913	$733,717	$577,526	$(46)	$(56)	506,901	$507,002	$209
State Street Navigator Securities Lending Portfolio II	—	—	10,546,996	2,613,415	—	—	7,933,581	7,933,581	4,514
Total		$350,913	$11,280,713	$3,190,941	$(46)	$(56)		$8,440,583	$4,723
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF (formerly, SPDR Portfolio Mid Cap ETF)
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.0%
Axon Enterprise, Inc. (a) (b)	97,753	$8,866,197
Curtiss-Wright Corp.	64,000	5,968,640
Hexcel Corp.	128,411	4,308,189
Mercury Systems, Inc. (a)	86,182	6,675,658
		25,818,684
AIR FREIGHT & LOGISTICS — 0.5%
XPO Logistics, Inc. (a) (b)	140,840	11,923,514
AIRLINES — 0.2%
JetBlue Airways Corp. (a)	426,170	4,828,506
AUTO COMPONENTS — 1.4%
Adient PLC (a)	138,306	2,396,843
Dana, Inc.	222,760	2,744,403
Delphi Technologies PLC (a)	138,161	2,308,670
Fox Factory Holding Corp. (a)	63,746	4,738,240
Gentex Corp.	378,929	9,757,422
Goodyear Tire & Rubber Co.	359,259	2,755,517
Lear Corp.	84,096	9,170,669
Visteon Corp. (a)	42,636	2,951,264
		36,823,028
AUTOMOBILES — 0.5%
Harley-Davidson, Inc.	235,818	5,786,974
Thor Industries, Inc.	85,046	8,101,482
		13,888,456
BANKS — 5.3%
Associated Banc-Corp.	235,606	2,973,348
BancorpSouth Bank	147,812	2,864,597
Bank of Hawaii Corp.	61,423	3,103,090
Bank OZK	186,450	3,975,114
Cathay General Bancorp	114,603	2,484,593
CIT Group, Inc.	154,193	2,730,758
Commerce Bancshares, Inc.	154,735	8,710,033
Cullen/Frost Bankers, Inc.	85,876	5,491,770
East West Bancorp, Inc.	217,898	7,133,981
First Financial Bankshares, Inc.	218,652	6,102,577
First Horizon National Corp.	852,549	8,039,537
FNB Corp.	495,958	3,362,595
Fulton Financial Corp.	258,747	2,414,109
Glacier Bancorp, Inc.	146,744	4,703,145
Hancock Whitney Corp.	133,198	2,505,454
Home BancShares, Inc.	233,337	3,537,389
International Bancshares Corp.	89,081	2,321,451
PacWest Bancorp	178,723	3,052,589
Pinnacle Financial Partners, Inc.	116,550	4,148,014
Prosperity Bancshares, Inc.	142,689	7,395,571
Signature Bank	82,494	6,846,177
Sterling Bancorp	298,391	3,139,073
Synovus Financial Corp.	226,533	4,795,704
TCF Financial Corp.	234,317	5,473,645
Texas Capital Bancshares, Inc. (a)	77,797	2,421,821
Trustmark Corp.	101,437	2,171,766
Security Description	Shares	Value
UMB Financial Corp.	67,788	$3,322,290
Umpqua Holdings Corp.	338,067	3,590,272
United Bankshares, Inc.	201,372	4,323,457
Valley National Bancorp	619,128	4,241,027
Webster Financial Corp.	138,419	3,655,646
Wintrust Financial Corp.	88,461	3,542,863
		134,573,456
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	14,035	12,397,958
BIOTECHNOLOGY — 1.4% (c)
Arrowhead Pharmaceuticals, Inc. (a) (b)	157,577	6,785,266
Emergent BioSolutions, Inc. (a)	69,467	7,178,025
Exelixis, Inc. (a)	476,616	11,653,261
Ligand Pharmaceuticals, Inc. (a) (b)	25,635	2,443,528
United Therapeutics Corp. (a)	68,357	6,904,057
		34,964,137
BUILDING PRODUCTS — 1.7%
Builders FirstSource, Inc. (a)	179,565	5,857,410
Lennox International, Inc.	53,710	14,641,883
Owens Corning	166,586	11,462,783
Trex Co., Inc. (a)	178,515	12,781,674
		44,743,750
CAPITAL MARKETS — 2.5%
Affiliated Managers Group, Inc.	71,609	4,896,623
Eaton Vance Corp.	175,780	6,706,007
Evercore, Inc. Class A	62,599	4,097,731
FactSet Research Systems, Inc.	58,635	19,635,689
Federated Hermes, Inc.	145,997	3,140,395
Interactive Brokers Group, Inc. Class A	121,608	5,877,315
Janus Henderson Group PLC	231,720	5,032,958
SEI Investments Co.	187,390	9,504,421
Stifel Financial Corp.	105,442	5,331,148
		64,222,287
CHEMICALS — 2.6%
Ashland Global Holdings, Inc.	83,713	5,936,926
Avient Corp.	140,284	3,711,915
Cabot Corp.	86,585	3,119,658
Chemours Co. (b)	252,714	5,284,250
Ingevity Corp. (a)	63,379	3,133,458
Minerals Technologies, Inc.	52,650	2,690,415
NewMarket Corp.	11,468	3,925,726
Olin Corp.	225,922	2,796,914
RPM International, Inc.	200,616	16,619,029
Scotts Miracle-Gro Co.	62,540	9,562,991
Sensient Technologies Corp.	65,042	3,755,525
Valvoline, Inc.	284,758	5,421,792
		65,958,599

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF (formerly, SPDR Portfolio Mid Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.1%
Brink's Co.	77,547	$3,186,406
Clean Harbors, Inc. (a)	78,548	4,401,044
Healthcare Services Group, Inc.	114,734	2,470,223
Herman Miller, Inc.	90,800	2,738,528
HNI Corp. (b)	68,224	2,140,869
IAA, Inc. (a)	206,537	10,754,382
KAR Auction Services, Inc.	197,730	2,847,312
MSA Safety, Inc.	55,629	7,463,743
Stericycle, Inc. (a)	141,030	8,893,352
Tetra Tech, Inc.	82,997	7,926,214
		52,822,073
COMMUNICATIONS EQUIPMENT — 1.0%
Ciena Corp. (a)	236,881	9,401,807
InterDigital, Inc.	47,510	2,710,921
Lumentum Holdings, Inc. (a)	115,877	8,705,839
NetScout Systems, Inc. (a)	110,875	2,420,401
ViaSat, Inc. (a)	98,434	3,385,145
		26,624,113
CONSTRUCTION & ENGINEERING — 1.1%
AECOM (a)	247,259	10,345,317
Dycom Industries, Inc. (a)	50,639	2,674,752
EMCOR Group, Inc.	84,524	5,723,120
Fluor Corp.	198,355	1,747,507
MasTec, Inc. (a)	86,034	3,630,635
Valmont Industries, Inc.	32,811	4,074,470
		28,195,801
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	64,251	5,546,146
CONSUMER FINANCE — 0.6%
FirstCash, Inc.	63,587	3,637,812
LendingTree, Inc. (a) (b)	12,301	3,775,054
Navient Corp.	296,704	2,507,149
SLM Corp.	576,248	4,661,846
		14,581,861
CONTAINERS & PACKAGING — 1.1%
AptarGroup, Inc.	99,426	11,255,023
Greif, Inc. Class A	42,315	1,532,226
O-I Glass, Inc.	247,349	2,619,426
Silgan Holdings, Inc.	122,571	4,506,936
Sonoco Products Co.	154,695	7,900,274
		27,813,885
DISTRIBUTORS — 0.8%
Pool Corp.	61,885	20,703,008
DIVERSIFIED CONSUMER SERVICES — 1.2%
Adtalem Global Education, Inc. (a)	82,902	2,034,415
Graham Holdings Co. Class B	6,345	2,564,078
Grand Canyon Education, Inc. (a)	72,808	5,820,272
H&R Block, Inc.	296,446	4,829,105
Security Description	Shares	Value
Service Corp. International	271,723	$11,461,276
Strategic Education, Inc.	38,326	3,505,679
WW International, Inc. (a)	74,553	1,406,815
		31,621,640
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Calamos Asset Management, Inc. Class A (a) (d)	932	—
Jefferies Financial Group, Inc.	332,315	5,981,670
		5,981,670
ELECTRIC UTILITIES — 1.2%
ALLETE, Inc.	79,685	4,122,902
Hawaiian Electric Industries, Inc.	167,938	5,582,259
IDACORP, Inc.	77,644	6,203,756
OGE Energy Corp.	308,546	9,253,294
PNM Resources, Inc.	122,481	5,062,140
		30,224,351
ELECTRICAL EQUIPMENT — 2.6%
Acuity Brands, Inc.	61,052	6,248,672
EnerSys	65,175	4,374,546
Generac Holdings, Inc. (a)	96,932	18,769,913
Hubbell, Inc.	83,636	11,444,750
nVent Electric PLC	261,294	4,622,291
Regal Beloit Corp.	62,491	5,866,030
Sunrun, Inc. (a) (b)	195,699	15,082,522
		66,408,724
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Arrow Electronics, Inc. (a)	119,649	9,411,590
Avnet, Inc.	151,750	3,921,220
Belden, Inc.	68,017	2,116,689
Cognex Corp.	267,074	17,386,517
Coherent, Inc. (a)	37,291	4,136,691
II-VI, Inc. (a) (b)	159,528	6,470,456
Jabil, Inc.	208,648	7,148,281
Littelfuse, Inc.	37,436	6,638,900
National Instruments Corp.	202,413	7,226,144
SYNNEX Corp.	63,529	8,897,872
Trimble, Inc. (a)	386,179	18,806,917
Vishay Intertechnology, Inc.	203,240	3,164,447
		95,325,724
ENERGY EQUIPMENT & SERVICES — 0.1%
ChampionX Corp. (a)	297,186	2,374,516
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (b)	169,436	1,694,360
World Wrestling Entertainment, Inc. Class A (b)	74,125	2,999,839
		4,694,199

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF (formerly, SPDR Portfolio Mid Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.0%
American Campus Communities, Inc. REIT	212,027	$7,403,983
Brixmor Property Group, Inc. REIT	456,316	5,334,334
Camden Property Trust REIT	150,214	13,366,042
CoreSite Realty Corp. REIT	65,486	7,784,976
Corporate Office Properties Trust REIT	172,960	4,102,611
Cousins Properties, Inc. REIT	228,790	6,541,106
CyrusOne, Inc. REIT	180,282	12,625,148
Douglas Emmett, Inc. REIT	253,786	6,370,029
EastGroup Properties, Inc. REIT	60,584	7,835,329
EPR Properties REIT	115,100	3,165,250
First Industrial Realty Trust, Inc. REIT	195,952	7,798,890
GEO Group, Inc. REIT	192,035	2,177,677
Healthcare Realty Trust, Inc. REIT	210,189	6,330,893
Highwoods Properties, Inc. REIT	159,841	5,365,862
Hudson Pacific Properties, Inc. REIT	235,949	5,174,361
JBG SMITH Properties REIT	172,760	4,619,602
Kilroy Realty Corp. REIT	161,558	8,394,554
Lamar Advertising Co. Class A REIT	133,200	8,813,844
Life Storage, Inc. REIT	72,306	7,611,653
Macerich Co. REIT (b)	172,833	1,173,536
Medical Properties Trust, Inc. REIT	815,846	14,383,365
National Retail Properties, Inc. REIT	267,535	9,232,633
Omega Healthcare Investors, Inc. REIT	349,985	10,478,551
Park Hotels & Resorts, Inc. REIT	361,897	3,615,351
Pebblebrook Hotel Trust REIT	201,792	2,528,454
Physicians Realty Trust REIT	320,410	5,738,543
PotlatchDeltic Corp. REIT	102,605	4,319,670
PS Business Parks, Inc. REIT	30,781	3,767,287
Rayonier, Inc. REIT	210,064	5,554,092
Rexford Industrial Realty, Inc. REIT	190,763	8,729,315
Sabra Health Care REIT, Inc.	316,084	4,357,218
Service Properties Trust REIT	260,256	2,069,035
Spirit Realty Capital, Inc. REIT (b)	158,559	5,351,366
STORE Capital Corp. REIT	351,490	9,641,371
Taubman Centers, Inc. REIT	94,667	3,151,464
Urban Edge Properties REIT	177,074	1,721,159
Weingarten Realty Investors REIT	184,718	3,132,817
		229,761,371
Security Description	Shares	Value
FOOD & STAPLES RETAILING — 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	212,514	$8,829,957
Casey's General Stores, Inc.	56,874	10,103,666
Grocery Outlet Holding Corp. (a)	128,162	5,039,330
Sprouts Farmers Market, Inc. (a)	181,849	3,806,099
		27,779,052
FOOD PRODUCTS — 2.0%
Darling Ingredients, Inc. (a)	249,613	8,993,556
Flowers Foods, Inc.	305,122	7,423,618
Hain Celestial Group, Inc. (a) (b)	125,612	4,308,492
Ingredion, Inc.	103,198	7,810,025
Lancaster Colony Corp.	30,072	5,376,874
Pilgrim's Pride Corp. (a)	73,935	1,106,437
Post Holdings, Inc. (a)	97,042	8,345,612
Sanderson Farms, Inc.	30,433	3,590,181
Tootsie Roll Industries, Inc. (b)	27,370	845,733
TreeHouse Foods, Inc. (a) (b)	86,650	3,511,924
		51,312,452
GAS UTILITIES — 1.4%
National Fuel Gas Co.	140,513	5,703,423
New Jersey Resources Corp.	147,909	3,996,501
ONE Gas, Inc.	81,419	5,618,725
Southwest Gas Holdings, Inc.	87,355	5,512,100
Spire, Inc.	79,045	4,205,194
UGI Corp.	321,159	10,591,824
		35,627,767
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Avanos Medical, Inc. (a)	73,783	2,451,071
Cantel Medical Corp. (b)	59,393	2,609,728
Globus Medical, Inc. Class A (a)	115,916	5,740,160
Haemonetics Corp. (a)	78,030	6,808,118
Hill-Rom Holdings, Inc.	102,663	8,573,387
ICU Medical, Inc. (a)	30,052	5,492,304
Integra LifeSciences Holdings Corp. (a)	108,768	5,136,025
LivaNova PLC (a)	74,643	3,374,610
Masimo Corp. (a)	78,015	18,416,221
NuVasive, Inc. (a)	78,688	3,821,876
Penumbra, Inc. (a) (b)	51,801	10,069,078
Quidel Corp. (a)	58,846	12,909,636
		85,402,214
HEALTH CARE PROVIDERS & SERVICES — 3.1%
Acadia Healthcare Co., Inc. (a)	136,600	4,026,968
Amedisys, Inc. (a)	50,030	11,828,593
Chemed Corp.	24,528	11,782,025
Encompass Health Corp.	153,298	9,961,304
HealthEquity, Inc. (a)	118,252	6,074,605
LHC Group, Inc. (a)	48,656	10,342,319

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF (formerly, SPDR Portfolio Mid Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
MEDNAX, Inc. (a)	136,606	$2,223,946
Molina Healthcare, Inc. (a)	91,470	16,742,669
Patterson Cos., Inc. (b)	136,700	3,295,154
Tenet Healthcare Corp. (a)	165,397	4,053,880
		80,331,463
HOTELS, RESTAURANTS & LEISURE — 4.4%
Boyd Gaming Corp. (b)	123,033	3,775,883
Caesars Entertainment, Inc. (a) (b)	307,410	17,233,405
Choice Hotels International, Inc.	44,184	3,798,057
Churchill Downs, Inc.	54,701	8,961,118
Cracker Barrel Old Country Store, Inc.	36,570	4,193,116
Dunkin' Brands Group, Inc.	126,817	10,387,580
Jack in the Box, Inc.	35,072	2,781,560
Marriott Vacations Worldwide Corp.	63,188	5,738,102
Papa John's International, Inc.	50,439	4,150,121
Penn National Gaming, Inc. (a) (b)	222,463	16,173,060
Scientific Games Corp. Class A (a)	86,240	3,010,638
Six Flags Entertainment Corp. (b)	115,557	2,345,807
Texas Roadhouse, Inc.	100,426	6,104,897
Wendy's Co.	275,516	6,142,629
Wingstop, Inc.	45,574	6,227,687
Wyndham Destinations, Inc.	130,980	4,028,945
Wyndham Hotels & Resorts, Inc.	143,526	7,248,063
		112,300,668
HOUSEHOLD DURABLES — 1.8%
Helen of Troy, Ltd. (a)	38,987	7,544,764
KB Home	135,828	5,214,437
Taylor Morrison Home Corp. (a)	199,404	4,903,344
Tempur Sealy International, Inc. (a)	73,882	6,589,536
Toll Brothers, Inc.	176,925	8,609,171
TopBuild Corp. (a)	50,963	8,698,874
TRI Pointe Group, Inc. (a) (b)	199,894	3,626,077
		45,186,203
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc.	90,024	3,523,539
INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	84,173	10,300,250
INSURANCE — 4.5%
Alleghany Corp.	22,053	11,477,484
American Financial Group, Inc.	110,478	7,399,816
Brighthouse Financial, Inc. (a)	142,880	3,844,901
Brown & Brown, Inc.	362,248	16,398,967
CNO Financial Group, Inc.	217,538	3,489,310
First American Financial Corp.	171,901	8,751,480
Security Description	Shares	Value
Genworth Financial, Inc. Class A (a)	780,298	$2,613,998
Hanover Insurance Group, Inc.	58,031	5,407,329
Kemper Corp.	94,601	6,322,185
Mercury General Corp.	40,417	1,672,051
Old Republic International Corp.	435,291	6,416,189
Primerica, Inc.	60,835	6,882,872
Reinsurance Group of America, Inc.	104,764	9,972,485
RenaissanceRe Holdings, Ltd.	79,019	13,412,685
RLI Corp.	60,881	5,097,566
Selective Insurance Group, Inc.	92,362	4,755,719
		113,915,037
INTERACTIVE MEDIA & SERVICES — 0.2%
TripAdvisor, Inc.	152,545	2,988,357
Yelp, Inc. (a)	103,647	2,082,268
		5,070,625
INTERNET & DIRECT MARKETING RETAIL — 0.4%
GrubHub, Inc. (a)	142,289	10,291,763
IT SERVICES — 2.0%
Alliance Data Systems Corp.	73,244	3,074,783
CACI International, Inc. Class A (a)	38,711	8,251,637
KBR, Inc.	218,985	4,896,505
LiveRamp Holdings, Inc. (a)	101,581	5,258,848
MAXIMUS, Inc.	94,383	6,456,741
Perspecta, Inc.	210,671	4,097,551
Sabre Corp.	480,457	3,127,775
Science Applications International Corp. (b)	89,596	7,026,118
WEX, Inc. (a)	67,958	9,444,123
		51,634,081
LEISURE EQUIPMENT & PRODUCTS — 0.9%
Brunswick Corp.	121,922	7,182,425
Mattel, Inc. (a) (b)	534,017	6,247,999
Polaris, Inc.	88,876	8,384,562
		21,814,986
LIFE SCIENCES TOOLS & SERVICES — 2.5%
Bio-Techne Corp.	59,487	14,736,714
Charles River Laboratories International, Inc. (a)	76,707	17,370,300
Medpace Holdings, Inc. (a)	41,962	4,689,253
PRA Health Sciences, Inc. (a)	98,557	9,997,622
Repligen Corp. (a)	74,627	11,010,468
Syneos Health, Inc. (a)	107,841	5,732,828
		63,537,185
MACHINERY — 4.8%
AGCO Corp.	94,549	7,022,154
Colfax Corp. (a)	154,792	4,854,277
Crane Co.	75,712	3,795,443

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF (formerly, SPDR Portfolio Mid Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Donaldson Co., Inc.	194,452	$9,026,462
Graco, Inc.	257,277	15,783,944
ITT, Inc.	133,175	7,863,984
Kennametal, Inc.	127,389	3,686,638
Lincoln Electric Holdings, Inc.	91,508	8,422,396
Middleby Corp. (a)	85,737	7,691,466
Nordson Corp.	83,255	15,969,974
Oshkosh Corp.	104,897	7,709,929
Terex Corp.	102,048	1,975,649
Timken Co.	104,021	5,640,019
Toro Co.	165,507	13,894,313
Trinity Industries, Inc. (b)	141,205	2,753,497
Woodward, Inc.	89,787	7,197,326
		123,287,471
MARINE — 0.1%
Kirby Corp. (a)	92,155	3,333,246
MEDIA — 1.3%
AMC Networks, Inc. Class A (a) (b)	64,846	1,602,345
Cable One, Inc.	8,366	15,773,507
John Wiley & Sons, Inc. Class A	69,883	2,215,990
New York Times Co. Class A	222,540	9,522,487
TEGNA, Inc.	337,666	3,967,575
		33,081,904
METALS & MINING — 1.7%
Commercial Metals Co.	182,816	3,652,664
Compass Minerals International, Inc. (b)	53,757	3,190,478
Reliance Steel & Aluminum Co.	98,318	10,032,369
Royal Gold, Inc.	101,132	12,153,032
Steel Dynamics, Inc.	308,109	8,821,161
United States Steel Corp. (b)	339,788	2,494,044
Worthington Industries, Inc.	55,117	2,247,671
		42,591,419
MULTI-UTILITIES — 0.6%
Black Hills Corp.	96,474	5,160,394
MDU Resources Group, Inc.	308,856	6,949,260
NorthWestern Corp.	77,663	3,777,529
		15,887,183
MULTILINE RETAIL — 0.6%
Kohl's Corp.	242,737	4,497,917
Nordstrom, Inc. (b)	173,259	2,065,247
Ollie's Bargain Outlet Holdings, Inc. (a)	87,608	7,652,559
		14,215,723
OIL, GAS & CONSUMABLE FUELS — 1.1%
Antero Midstream Corp.	449,811	2,415,485
Cimarex Energy Co.	157,393	3,829,372
CNX Resources Corp. (a)	346,786	3,273,660
EQT Corp.	393,326	5,085,705
Equitrans Midstream Corp.	625,570	5,292,322
Murphy Oil Corp. (b)	220,772	1,969,286
World Fuel Services Corp.	101,335	2,147,289
Security Description	Shares	Value
WPX Energy, Inc. (a)	618,862	$3,032,424
		27,045,543
PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	85,142	2,236,680
Louisiana-Pacific Corp.	172,797	5,099,240
		7,335,920
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A	429,581	1,159,869
Edgewell Personal Care Co. (a)	86,907	2,422,967
Nu Skin Enterprises, Inc. Class A	78,968	3,955,507
		7,538,343
PHARMACEUTICALS — 0.8%
Jazz Pharmaceuticals PLC (a)	85,530	12,195,723
Nektar Therapeutics (a) (b)	275,245	4,566,314
Prestige Consumer Healthcare, Inc. (a)	77,342	2,816,796
		19,578,833
PROFESSIONAL SERVICES — 1.2%
ASGN, Inc. (a)	80,785	5,134,695
CoreLogic, Inc.	122,466	8,287,274
FTI Consulting, Inc. (a)	56,285	5,964,521
Insperity, Inc.	55,414	3,629,063
ManpowerGroup, Inc.	89,414	6,556,729
		29,572,282
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Jones Lang LaSalle, Inc.	79,779	7,631,659
ROAD & RAIL — 1.0%
Avis Budget Group, Inc. (a)	78,878	2,076,069
Knight-Swift Transportation Holdings, Inc.	193,890	7,891,323
Landstar System, Inc.	59,114	7,418,216
Ryder System, Inc.	82,646	3,490,967
Werner Enterprises, Inc.	89,521	3,758,987
		24,635,562
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.8%
Cirrus Logic, Inc. (a)	89,864	6,061,327
CMC Materials, Inc.	44,768	6,393,318
Cree, Inc. (a)	169,160	10,782,258
Enphase Energy, Inc. (a)	194,344	16,050,871
First Solar, Inc. (a)	130,880	8,664,256
MKS Instruments, Inc.	84,968	9,281,055
Monolithic Power Systems, Inc.	65,105	18,204,009
Semtech Corp. (a)	100,246	5,309,028
Silicon Laboratories, Inc. (a)	67,411	6,596,166
SolarEdge Technologies, Inc. (a)	77,328	18,431,129
Synaptics, Inc. (a)	52,753	4,242,396
Universal Display Corp. (b)	66,078	11,942,938
		121,958,751

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF (formerly, SPDR Portfolio Mid Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
SOFTWARE — 4.0%
ACI Worldwide, Inc. (a)	179,520	$4,690,858
Blackbaud, Inc.	76,584	4,275,685
CDK Global, Inc.	187,245	8,162,010
Ceridian HCM Holding, Inc. (a)	200,267	16,552,067
CommVault Systems, Inc. (a)	68,224	2,783,539
Fair Isaac Corp. (a)	44,801	19,057,449
J2 Global, Inc. (a) (b)	68,828	4,764,274
Manhattan Associates, Inc. (a)	97,876	9,346,179
Paylocity Holding Corp. (a)	57,037	9,206,912
PTC, Inc. (a)	161,262	13,339,593
Qualys, Inc. (a)	52,061	5,102,499
Teradata Corp. (a) (b)	167,339	3,798,595
		101,079,660
SPECIALTY RETAIL — 2.9%
Aaron's, Inc.	103,309	5,852,455
American Eagle Outfitters, Inc. (b)	229,651	3,401,131
AutoNation, Inc. (a)	91,427	4,839,231
Dick's Sporting Goods, Inc.	100,288	5,804,669
Five Below, Inc. (a)	86,140	10,939,780
Foot Locker, Inc. (b)	160,369	5,296,988
Lithia Motors, Inc. Class A	34,564	7,878,518
Murphy USA, Inc. (a)	41,760	5,356,555
RH (a) (b)	23,782	9,099,469
Sally Beauty Holdings, Inc. (a) (b)	180,579	1,569,232
Urban Outfitters, Inc. (a)	104,658	2,177,933
Williams-Sonoma, Inc.	119,997	10,852,529
		73,068,490
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
NCR Corp. (a) (b)	197,218	4,366,407
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter's, Inc.	67,164	5,815,059
Columbia Sportswear Co.	45,468	3,954,807
Deckers Outdoor Corp. (a)	43,195	9,503,332
Skechers U.S.A., Inc. Class A (a)	209,871	6,342,301
		25,615,499
THRIFTS & MORTGAGE FINANCE — 0.6%
Essent Group, Ltd.	175,307	6,488,112
New York Community Bancorp, Inc.	714,153	5,906,045
Washington Federal, Inc.	116,759	2,435,593
		14,829,750
TRADING COMPANIES & DISTRIBUTORS — 0.9%
GATX Corp.	53,744	3,426,180
MSC Industrial Direct Co., Inc. Class A	70,198	4,442,130
Univar Solutions, Inc. (a)	259,947	4,387,905
Security Description	Shares	Value
Watsco, Inc.	50,647	$11,795,180
		24,051,395
WATER UTILITIES — 0.5%
Essential Utilities, Inc.	344,157	13,852,319
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	156,222	2,880,734
TOTAL COMMON STOCKS (Cost $2,473,650,110)		2,548,286,835
RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0%
Omthera Pharmaceuticals, Inc. (CVR) (a) (b) (d)	212	—
TOTAL RIGHTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e) (f)	626,518	626,643
State Street Navigator Securities Lending Portfolio II (g) (h)	22,073,622	22,073,622
TOTAL SHORT-TERM INVESTMENTS (Cost $22,700,286)		22,700,265
TOTAL INVESTMENTS — 100.8% (Cost $2,496,350,396)		2,570,987,100
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(20,259,921)
NET ASSETS — 100.0%		$2,550,727,179
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securites is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF (formerly, SPDR Portfolio Mid Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,548,286,835	$—	$0(a)	$2,548,286,835
Rights	—	—	0(a)	0
Short-Term Investments	22,700,265	—	—	22,700,265
TOTAL INVESTMENTS	$2,570,987,100	$—	$0	$2,570,987,100
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2020.
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	823,084	$823,413	$22,033,924	$22,229,881	$(792)	$(21)	626,518	$626,643	$358
State Street Navigator Securities Lending Portfolio II	72,210,726	72,210,726	107,212,078	157,349,182	—	—	22,073,622	22,073,622	58,247
Total		$73,034,139	$129,246,002	$179,579,063	$(792)	$(21)		$22,700,265	$58,605
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.6%
Boeing Co.	129,455	$21,393,733
General Dynamics Corp.	56,871	7,872,653
Howmet Aerospace, Inc.	97,511	1,630,384
Huntington Ingalls Industries, Inc.	10,434	1,468,586
L3Harris Technologies, Inc.	52,331	8,887,897
Lockheed Martin Corp.	59,928	22,969,204
Northrop Grumman Corp.	37,658	11,880,722
Raytheon Technologies Corp.	367,607	21,152,107
Teledyne Technologies, Inc. (a)	9,087	2,818,878
Textron, Inc.	57,336	2,069,256
TransDigm Group, Inc.	12,373	5,878,660
		108,022,080
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	31,963	3,266,299
Expeditors International of Washington, Inc.	39,860	3,608,127
FedEx Corp.	57,892	14,560,996
United Parcel Service, Inc. Class B	171,941	28,650,529
		50,085,951
AIRLINES — 0.2%
Alaska Air Group, Inc.	31,479	1,153,076
American Airlines Group, Inc. (b)	132,186	1,624,566
Delta Air Lines, Inc.	138,971	4,249,733
Southwest Airlines Co.	140,130	5,254,875
United Airlines Holdings, Inc. (a)	55,927	1,943,463
		14,225,713
AUTO COMPONENTS — 0.1%
Aptiv PLC	66,803	6,124,499
BorgWarner, Inc.	52,907	2,049,617
		8,174,116
AUTOMOBILES — 0.2%
Ford Motor Co.	938,871	6,252,881
General Motors Co.	303,201	8,971,717
		15,224,598
BANKS — 3.3%
Bank of America Corp.	1,838,424	44,287,634
Citigroup, Inc.	505,683	21,799,994
Citizens Financial Group, Inc.	104,224	2,634,783
Comerica, Inc.	35,974	1,376,005
Fifth Third Bancorp	170,339	3,631,627
First Republic Bank	40,580	4,425,655
Huntington Bancshares, Inc.	246,826	2,263,394
JPMorgan Chase & Co.	735,388	70,795,803
KeyCorp	236,524	2,821,731
M&T Bank Corp.	31,962	2,943,381
People's United Financial, Inc.	110,644	1,140,740
PNC Financial Services Group, Inc.	103,024	11,323,368
Regions Financial Corp.	242,780	2,799,253
SVB Financial Group (a)	12,343	2,969,973
Security Description	Shares	Value
Truist Financial Corp.	324,232	$12,337,028
US Bancorp	332,923	11,935,290
Wells Fargo & Co.	991,599	23,312,492
Zions Bancorp NA	42,824	1,251,317
		224,049,468
BEVERAGES — 1.7%
Brown-Forman Corp. Class B	43,760	3,296,003
Coca-Cola Co.	932,151	46,020,295
Constellation Brands, Inc. Class A	41,269	7,820,888
Molson Coors Beverage Co. Class B	44,126	1,480,869
Monster Beverage Corp. (a)	91,601	7,346,400
PepsiCo, Inc.	333,815	46,266,759
		112,231,214
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	426,111	37,323,063
Alexion Pharmaceuticals, Inc. (a)	53,640	6,138,025
Amgen, Inc.	141,137	35,871,380
Biogen, Inc. (a)	37,846	10,736,153
Gilead Sciences, Inc.	305,318	19,293,044
Incyte Corp. (a)	42,457	3,810,091
Regeneron Pharmaceuticals, Inc. (a)	24,259	13,579,703
Vertex Pharmaceuticals, Inc. (a)	63,348	17,238,258
		143,989,717
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	32,835	1,733,688
Allegion PLC	22,880	2,263,061
Carrier Global Corp.	195,956	5,984,496
Fortune Brands Home & Security, Inc.	35,774	3,095,166
Johnson Controls International PLC	180,812	7,386,170
Masco Corp.	65,890	3,632,516
Trane Technologies PLC	57,780	7,005,825
		31,100,922
CAPITAL MARKETS — 2.6%
Ameriprise Financial, Inc.	30,417	4,687,564
Bank of New York Mellon Corp.	195,751	6,722,089
BlackRock, Inc.	34,045	19,186,060
Cboe Global Markets, Inc.	27,823	2,441,190
Charles Schwab Corp.	276,140	10,004,552
CME Group, Inc.	86,011	14,390,500
E*TRADE Financial Corp.	53,801	2,692,740
Franklin Resources, Inc.	69,989	1,424,276
Goldman Sachs Group, Inc.	82,643	16,608,764
Intercontinental Exchange, Inc.	133,912	13,397,896
Invesco, Ltd.	94,530	1,078,587
MarketAxess Holdings, Inc.	9,215	4,437,852
Moody's Corp.	38,781	11,240,673
Morgan Stanley	293,475	14,189,516
MSCI, Inc.	20,164	7,194,112
Nasdaq, Inc.	26,802	3,288,874
Northern Trust Corp.	50,106	3,906,765

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Raymond James Financial, Inc.	29,084	$2,116,152
S&P Global, Inc.	58,562	21,117,457
State Street Corp. (c)	87,737	5,205,436
T Rowe Price Group, Inc.	55,237	7,082,488
		172,413,543
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	53,787	16,020,996
Albemarle Corp.	26,536	2,369,134
Celanese Corp.	28,151	3,024,825
CF Industries Holdings, Inc.	54,648	1,678,240
Corteva, Inc.	179,860	5,181,767
Dow, Inc.	178,849	8,414,845
DuPont de Nemours, Inc.	178,104	9,881,210
Eastman Chemical Co.	34,859	2,723,185
Ecolab, Inc.	60,303	12,050,951
FMC Corp.	31,946	3,383,401
International Flavors & Fragrances, Inc.	25,616	3,136,679
Linde PLC (a)	127,491	30,359,432
LyondellBasell Industries NV Class A	61,420	4,329,496
Mosaic Co.	89,018	1,626,359
PPG Industries, Inc.	57,364	7,002,997
Sherwin-Williams Co.	19,785	13,785,001
		124,968,518
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	20,290	6,753,121
Copart, Inc. (a)	49,975	5,255,371
Republic Services, Inc.	50,697	4,732,565
Rollins, Inc.	36,008	1,951,273
Waste Management, Inc.	94,692	10,716,294
		29,408,624
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	13,606	2,815,490
Cisco Systems, Inc.	1,026,044	40,415,873
F5 Networks, Inc. (a)	14,220	1,745,789
Juniper Networks, Inc.	84,071	1,807,526
Motorola Solutions, Inc.	40,796	6,397,221
		53,181,899
CONSTRUCTION & ENGINEERING — 0.1%
Jacobs Engineering Group, Inc.	31,731	2,943,685
Quanta Services, Inc.	35,720	1,888,159
		4,831,844
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	14,921	3,511,807
Vulcan Materials Co.	31,969	4,333,078
		7,844,885
CONSUMER FINANCE — 0.5%
American Express Co.	156,645	15,703,661
Capital One Financial Corp.	111,945	8,044,368
Discover Financial Services	75,115	4,340,145
Security Description	Shares	Value
Synchrony Financial	130,380	$3,412,044
		31,500,218
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	387,484	4,281,698
Avery Dennison Corp.	21,064	2,692,822
Ball Corp.	78,448	6,520,598
International Paper Co.	92,670	3,756,842
Packaging Corp. of America	22,365	2,438,903
Sealed Air Corp.	38,878	1,508,855
Westrock Co.	62,656	2,176,669
		23,376,387
DISTRIBUTORS — 0.1%
Genuine Parts Co.	35,903	3,416,889
LKQ Corp. (a)	64,563	1,790,332
		5,207,221
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. Class B (a)	478,517	101,895,410
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc.	1,718,195	48,985,739
CenturyLink, Inc.	230,117	2,321,881
Verizon Communications, Inc.	1,000,939	59,545,861
		110,853,481
ELECTRIC UTILITIES — 1.8%
Alliant Energy Corp.	59,717	3,084,383
American Electric Power Co., Inc.	119,250	9,746,302
Duke Energy Corp.	176,294	15,612,597
Edison International	94,574	4,808,142
Entergy Corp.	48,609	4,789,445
Evergy, Inc.	53,617	2,724,816
Eversource Energy	83,529	6,978,848
Exelon Corp.	234,778	8,395,661
FirstEnergy Corp.	129,674	3,722,941
NextEra Energy, Inc.	118,710	32,949,148
NRG Energy, Inc.	61,869	1,901,853
Pinnacle West Capital Corp.	27,785	2,071,372
PPL Corp.	186,014	5,061,441
Southern Co.	253,316	13,734,793
Xcel Energy, Inc.	126,214	8,710,028
		124,291,770
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	54,708	5,437,975
Eaton Corp. PLC	97,031	9,900,073
Emerson Electric Co.	146,365	9,597,153
Rockwell Automation, Inc.	28,348	6,255,837
		31,191,038
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	71,437	7,734,484
CDW Corp.	34,224	4,090,795

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Corning, Inc.	184,264	$5,971,996
FLIR Systems, Inc.	33,848	1,213,451
IPG Photonics Corp. (a)	9,349	1,589,049
Keysight Technologies, Inc. (a)	44,201	4,366,175
TE Connectivity, Ltd.	80,631	7,880,874
Zebra Technologies Corp. Class A (a)	12,954	3,270,367
		36,117,191
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	162,433	2,158,734
Halliburton Co.	210,713	2,539,092
National Oilwell Varco, Inc.	95,317	863,572
Schlumberger, Ltd.	334,230	5,200,619
TechnipFMC PLC	100,100	631,631
		11,393,648
ENTERTAINMENT — 2.1%
Activision Blizzard, Inc.	185,264	14,997,121
Electronic Arts, Inc. (a)	70,561	9,201,860
Live Nation Entertainment, Inc. (a)	35,412	1,907,999
Netflix, Inc. (a)	106,880	53,443,206
Take-Two Interactive Software, Inc. (a)	26,644	4,402,122
Walt Disney Co.	436,041	54,103,967
		138,056,275
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.6%
Alexandria Real Estate Equities, Inc. REIT	29,680	4,748,800
American Tower Corp. REIT	107,010	25,867,527
Apartment Investment and Management Co. Class A REIT	37,503	1,264,601
AvalonBay Communities, Inc. REIT	33,768	5,042,913
Boston Properties, Inc. REIT	34,226	2,748,348
Crown Castle International Corp. REIT	100,265	16,694,123
Digital Realty Trust, Inc. REIT	63,750	9,355,950
Duke Realty Corp. REIT	90,795	3,350,336
Equinix, Inc. REIT	21,375	16,247,779
Equity Residential REIT	84,407	4,332,611
Essex Property Trust, Inc. REIT	16,363	3,285,527
Extra Space Storage, Inc. REIT	31,140	3,331,669
Federal Realty Investment Trust REIT	17,785	1,306,130
Healthpeak Properties, Inc. REIT	121,509	3,298,969
Host Hotels & Resorts, Inc. REIT	180,933	1,952,267
Iron Mountain, Inc. REIT (b)	69,919	1,873,130
Kimco Realty Corp. REIT	105,240	1,185,002
Mid-America Apartment Communities, Inc. REIT	26,823	3,110,127
Prologis, Inc. REIT	178,391	17,949,703
Public Storage REIT	36,286	8,081,618
Realty Income Corp. REIT	82,594	5,017,586
Regency Centers Corp. REIT	40,798	1,551,140
Security Description	Shares	Value
SBA Communications Corp. REIT	27,105	$8,632,400
Simon Property Group, Inc. REIT	74,430	4,814,132
SL Green Realty Corp. REIT (b)	20,465	948,962
UDR, Inc. REIT	71,464	2,330,441
Ventas, Inc. REIT	88,996	3,734,272
Vornado Realty Trust REIT	39,692	1,338,017
Welltower, Inc. REIT	98,563	5,429,836
Weyerhaeuser Co. REIT	179,560	5,121,051
		173,944,967
FOOD & STAPLES RETAILING — 1.6%
Costco Wholesale Corp.	106,974	37,975,770
Kroger Co.	192,688	6,534,050
Sysco Corp.	122,851	7,643,789
Walmart, Inc.	334,802	46,842,148
Walgreens Boots Alliance, Inc.	180,204	6,472,928
		105,468,685
FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co.	133,382	6,200,929
Campbell Soup Co.	39,458	1,908,583
Conagra Brands, Inc.	116,392	4,156,358
General Mills, Inc.	145,911	8,999,791
Hershey Co.	34,770	4,983,932
Hormel Foods Corp.	65,983	3,225,909
J.M. Smucker Co.	26,818	3,098,015
Kellogg Co.	60,353	3,898,200
Kraft Heinz Co.	149,508	4,477,765
Lamb Weston Holdings, Inc.	34,958	2,316,667
McCormick & Co., Inc.	30,121	5,846,486
Mondelez International, Inc. Class A	347,460	19,961,577
Tyson Foods, Inc. Class A	71,152	4,232,121
		73,306,333
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	28,111	2,687,131
HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
Abbott Laboratories	427,356	46,509,154
ABIOMED, Inc. (a)	10,902	3,020,508
Align Technology, Inc. (a)	17,093	5,595,564
Baxter International, Inc.	122,964	9,888,765
Becton Dickinson and Co.	69,611	16,197,087
Boston Scientific Corp. (a)	350,341	13,386,530
Cooper Cos., Inc.	12,184	4,107,470
Danaher Corp.	152,419	32,820,383
DENTSPLY SIRONA, Inc.	56,387	2,465,804
DexCom, Inc. (a)	22,187	9,146,147
Edwards Lifesciences Corp. (a)	151,477	12,090,894
Hologic, Inc. (a)	62,035	4,123,466
IDEXX Laboratories, Inc. (a)	20,477	8,049,713
Intuitive Surgical, Inc. (a)	28,440	20,179,318
Medtronic PLC	324,300	33,701,256
ResMed, Inc.	34,350	5,888,621
STERIS PLC	20,240	3,566,086
Stryker Corp.	78,122	16,278,281

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Teleflex, Inc.	10,917	$3,716,365
Varian Medical Systems, Inc. (a)	20,893	3,593,596
West Pharmaceutical Services, Inc.	17,750	4,879,475
Zimmer Biomet Holdings, Inc.	50,216	6,836,406
		266,040,889
HEALTH CARE PROVIDERS & SERVICES — 2.6%
AmerisourceBergen Corp.	36,490	3,536,611
Anthem, Inc.	61,325	16,471,282
Cardinal Health, Inc.	70,584	3,313,919
Centene Corp. (a)	141,095	8,230,071
Cigna Corp.	89,652	15,187,945
CVS Health Corp.	314,538	18,369,019
DaVita, Inc. (a)	20,271	1,736,211
HCA Healthcare, Inc.	64,201	8,004,581
Henry Schein, Inc. (a)	36,380	2,138,416
Humana, Inc.	31,663	13,104,999
Laboratory Corp. of America Holdings (a)	23,451	4,415,120
McKesson Corp.	38,873	5,789,356
Quest Diagnostics, Inc.	31,712	3,630,707
UnitedHealth Group, Inc.	229,305	71,490,420
Universal Health Services, Inc. Class B	19,645	2,102,408
		177,521,065
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	74,089	5,355,894
HOTELS, RESTAURANTS & LEISURE — 1.6%
Carnival Corp. (b)	119,809	1,818,700
Chipotle Mexican Grill, Inc. (a)	6,421	7,985,862
Darden Restaurants, Inc.	30,989	3,121,832
Domino's Pizza, Inc.	9,529	4,052,493
Hilton Worldwide Holdings, Inc.	67,999	5,801,675
Las Vegas Sands Corp.	81,292	3,793,085
Marriott International, Inc. Class A	65,067	6,023,903
McDonald's Corp.	180,749	39,672,598
MGM Resorts International	94,572	2,056,941
Norwegian Cruise Line Holdings, Ltd. (a)	54,615	934,462
Royal Caribbean Cruises, Ltd. (b)	42,342	2,740,798
Starbucks Corp.	285,175	24,502,236
Wynn Resorts, Ltd.	24,043	1,726,528
Yum! Brands, Inc.	72,261	6,597,429
		110,828,542
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	80,596	6,095,475
Garmin, Ltd.	34,355	3,258,915
Leggett & Platt, Inc.	32,251	1,327,774
Lennar Corp. Class A	65,438	5,344,976
Mohawk Industries, Inc. (a)	14,267	1,392,317
Newell Brands, Inc.	96,365	1,653,623
NVR, Inc. (a)	801	3,270,579
Security Description	Shares	Value
PulteGroup, Inc.	64,555	$2,988,251
Whirlpool Corp.	15,256	2,805,426
		28,137,336
HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	57,854	5,421,499
Clorox Co.	30,348	6,378,239
Colgate-Palmolive Co.	207,341	15,996,358
Kimberly-Clark Corp.	82,294	12,151,532
Procter & Gamble Co.	601,399	83,588,447
		123,536,075
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	167,068	3,025,602
INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	139,439	22,335,339
General Electric Co.	2,111,108	13,152,203
Honeywell International, Inc.	170,602	28,082,795
Roper Technologies, Inc.	24,876	9,828,756
		73,399,093
INSURANCE — 1.8%
Aflac, Inc.	157,603	5,728,869
Allstate Corp.	76,150	7,168,761
American International Group, Inc.	209,695	5,772,903
Aon PLC Class A	55,851	11,522,061
Arthur J Gallagher & Co.	45,457	4,799,350
Assurant, Inc.	14,059	1,705,497
Chubb, Ltd.	109,280	12,689,594
Cincinnati Financial Corp.	36,080	2,813,158
Everest Re Group, Ltd.	9,920	1,959,597
Globe Life, Inc.	25,021	1,999,178
Hartford Financial Services Group, Inc.	86,424	3,185,589
Lincoln National Corp.	50,180	1,572,139
Loews Corp.	59,420	2,064,845
Marsh & McLennan Cos., Inc.	122,286	14,026,204
MetLife, Inc.	187,993	6,987,700
Principal Financial Group, Inc.	64,680	2,604,664
Progressive Corp.	140,641	13,314,483
Prudential Financial, Inc.	96,256	6,114,181
Travelers Cos., Inc.	61,788	6,684,844
Unum Group	52,202	878,560
Willis Towers Watson PLC	30,760	6,423,303
WR Berkley Corp.	35,537	2,173,087
		122,188,567
INTERACTIVE MEDIA & SERVICES — 5.5%
Alphabet, Inc. Class A (a)	72,501	106,257,466
Alphabet, Inc. Class C (a)	70,940	104,253,424
Facebook, Inc. Class A (a)	580,608	152,061,235
Twitter, Inc. (a)	189,597	8,437,066
		371,009,191

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 5.3%
Amazon.com, Inc. (a)	102,849	$323,843,732
Booking Holdings, Inc. (a)	10,015	17,132,460
eBay, Inc.	160,529	8,363,561
Etsy, Inc. (a)	27,940	3,398,342
Expedia Group, Inc.	32,994	3,025,220
		355,763,315
IT SERVICES — 5.6%
Accenture PLC Class A	153,600	34,712,064
Akamai Technologies, Inc. (a)	38,084	4,209,805
Automatic Data Processing, Inc.	104,846	14,624,968
Broadridge Financial Solutions, Inc.	26,826	3,541,032
Cognizant Technology Solutions Corp. Class A	131,839	9,152,263
DXC Technology Co.	64,317	1,148,058
Fidelity National Information Services, Inc.	148,691	21,888,802
Fiserv, Inc. (a)	133,314	13,738,008
FleetCor Technologies, Inc. (a)	20,667	4,920,813
Gartner, Inc. (a)	22,020	2,751,399
Global Payments, Inc.	72,137	12,810,088
International Business Machines Corp.	214,519	26,100,527
Jack Henry & Associates, Inc.	18,235	2,964,829
Leidos Holdings, Inc.	30,787	2,744,661
Mastercard, Inc. Class A	213,135	72,075,863
Paychex, Inc.	77,393	6,173,640
PayPal Holdings, Inc. (a)	282,931	55,745,895
VeriSign, Inc. (a)	24,324	4,982,771
Visa, Inc. Class A	406,878	81,363,394
Western Union Co.	97,655	2,092,747
		377,741,627
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	30,623	2,533,135
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	74,646	7,534,767
Bio-Rad Laboratories, Inc. Class A (a)	5,358	2,761,835
Illumina, Inc. (a)	35,260	10,898,161
IQVIA Holdings, Inc. (a)	43,824	6,907,977
Mettler-Toledo International, Inc. (a)	5,756	5,558,857
PerkinElmer, Inc.	28,079	3,524,195
Thermo Fisher Scientific, Inc.	95,911	42,346,625
Waters Corp. (a)	14,835	2,902,913
		82,435,330
MACHINERY — 1.6%
Caterpillar, Inc.	131,273	19,579,368
Cummins, Inc.	35,617	7,520,886
Deere & Co.	75,520	16,737,498
Dover Corp.	35,978	3,897,856
Security Description	Shares	Value
Flowserve Corp.	32,264	$880,484
Fortive Corp.	80,172	6,109,908
IDEX Corp.	18,206	3,320,956
Illinois Tool Works, Inc.	69,656	13,458,236
Ingersoll Rand, Inc. (a)	83,866	2,985,630
Otis Worldwide Corp.	98,276	6,134,388
PACCAR, Inc.	83,189	7,094,358
Parker-Hannifin Corp.	30,772	6,226,406
Pentair PLC	40,080	1,834,462
Snap-on, Inc.	13,833	2,035,249
Stanley Black & Decker, Inc.	36,961	5,995,074
Westinghouse Air Brake Technologies Corp.	43,927	2,718,203
Xylem, Inc.	42,632	3,586,204
		110,115,166
MEDIA — 1.3%
Charter Communications, Inc. Class A (a)	35,965	22,454,388
Comcast Corp. Class A	1,099,398	50,858,151
Discovery, Inc. Class A (a) (b)	36,533	795,323
Discovery, Inc. Class C (a)	79,502	1,558,239
DISH Network Corp. Class A (a)	59,724	1,733,788
Fox Corp. Class A	87,594	2,437,741
Fox Corp. Class B (a)	40,183	1,123,919
Interpublic Group of Cos., Inc.	97,422	1,624,025
News Corp. Class A	91,626	1,284,597
News Corp. Class B	29,609	413,934
Omnicom Group, Inc.	53,378	2,642,211
ViacomCBS, Inc. Class B (b)	129,595	3,629,956
		90,556,272
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	362,627	5,671,486
Newmont Corp.	197,058	12,503,330
Nucor Corp.	71,990	3,229,472
		21,404,288
MULTI-UTILITIES — 0.9%
Ameren Corp.	60,240	4,763,779
CenterPoint Energy, Inc.	124,538	2,409,810
CMS Energy Corp.	67,243	4,129,393
Consolidated Edison, Inc.	80,346	6,250,919
Dominion Energy, Inc.	205,525	16,222,088
DTE Energy Co.	47,568	5,472,223
NiSource, Inc.	87,305	1,920,710
Public Service Enterprise Group, Inc.	122,103	6,704,676
Sempra Energy	69,035	8,170,982
WEC Energy Group, Inc.	75,131	7,280,194
		63,324,774
MULTILINE RETAIL — 0.6%
Dollar General Corp.	61,389	12,868,362
Dollar Tree, Inc. (a)	56,427	5,154,042
Target Corp.	122,178	19,233,261
		37,255,665

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 1.9%
Apache Corp.	95,782	$907,055
Cabot Oil & Gas Corp.	103,049	1,788,931
Chevron Corp.	453,546	32,655,312
Concho Resources, Inc.	50,215	2,215,486
ConocoPhillips	260,475	8,553,999
Devon Energy Corp.	93,218	881,842
Diamondback Energy, Inc.	40,068	1,206,848
EOG Resources, Inc.	140,104	5,035,338
Exxon Mobil Corp.	1,023,626	35,141,081
Hess Corp.	61,936	2,535,040
HollyFrontier Corp.	35,473	699,173
Kinder Morgan, Inc.	469,796	5,792,585
Marathon Oil Corp.	201,560	824,380
Marathon Petroleum Corp.	156,523	4,592,385
Noble Energy, Inc.	120,649	1,031,549
Occidental Petroleum Corp.	215,118	2,153,331
ONEOK, Inc.	99,887	2,595,064
Phillips 66	106,506	5,521,271
Pioneer Natural Resources Co.	40,281	3,463,763
Valero Energy Corp.	98,905	4,284,565
Williams Cos., Inc.	292,035	5,738,488
		127,617,486
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	54,048	11,795,976
PHARMACEUTICALS — 4.2%
Bristol-Myers Squibb Co.	542,932	32,733,370
Catalent, Inc. (a)	38,460	3,294,484
Eli Lilly & Co.	191,211	28,303,052
Johnson & Johnson	635,554	94,621,279
Merck & Co., Inc.	613,189	50,864,028
Mylan NV (a)	126,470	1,875,550
Perrigo Co. PLC	32,900	1,510,439
Pfizer, Inc.	1,340,020	49,178,734
Zoetis, Inc.	115,448	19,091,636
		281,472,572
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	29,031	4,554,964
IHS Markit, Ltd.	88,810	6,972,473
Nielsen Holdings PLC	90,757	1,286,934
Robert Half International, Inc.	28,920	1,531,025
Verisk Analytics, Inc.	39,920	7,397,575
		21,742,971
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	80,869	3,798,417
ROAD & RAIL — 1.1%
CSX Corp.	187,247	14,543,475
JB Hunt Transport Services, Inc.	21,422	2,707,312
Kansas City Southern	23,314	4,215,871
Norfolk Southern Corp.	62,344	13,340,993
Old Dominion Freight Line, Inc.	22,732	4,112,673
Security Description	Shares	Value
Union Pacific Corp.	164,743	$32,432,954
		71,353,278
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.1%
Advanced Micro Devices, Inc. (a)	283,451	23,240,147
Analog Devices, Inc.	88,683	10,352,853
Applied Materials, Inc.	222,452	13,224,771
Broadcom, Inc.	97,252	35,430,849
Intel Corp.	1,028,502	53,255,834
KLA Corp.	37,681	7,300,317
Lam Research Corp.	34,577	11,470,920
Maxim Integrated Products, Inc.	64,706	4,374,773
Microchip Technology, Inc. (b)	58,220	5,982,687
Micron Technology, Inc. (a)	267,110	12,543,486
NVIDIA Corp.	149,584	80,957,852
Qorvo, Inc. (a)	28,932	3,732,517
QUALCOMM, Inc.	273,366	32,169,711
Skyworks Solutions, Inc.	40,891	5,949,640
Teradyne, Inc.	38,860	3,087,816
Texas Instruments, Inc.	222,938	31,833,317
Xilinx, Inc.	60,375	6,293,490
		341,200,980
SOFTWARE — 9.2%
Adobe, Inc. (a)	115,663	56,724,605
ANSYS, Inc. (a)	20,333	6,653,568
Autodesk, Inc. (a)	53,616	12,385,832
Cadence Design Systems, Inc. (a)	67,600	7,208,188
Citrix Systems, Inc.	27,171	3,741,718
Fortinet, Inc. (a)	33,344	3,928,257
Intuit, Inc.	62,769	20,475,875
Microsoft Corp.	1,828,126	384,509,742
NortonLifeLock, Inc.	137,109	2,857,352
Oracle Corp.	465,476	27,788,917
Paycom Software, Inc. (a)	11,990	3,732,487
salesforce.com, Inc. (a)	218,901	55,014,199
ServiceNow, Inc. (a)	46,748	22,672,780
Synopsys, Inc. (a)	36,648	7,841,939
Tyler Technologies, Inc. (a)	9,687	3,376,501
		618,911,960
SPECIALTY RETAIL — 2.5%
Advance Auto Parts, Inc.	17,604	2,702,214
AutoZone, Inc. (a)	5,567	6,555,922
Best Buy Co., Inc.	54,549	6,070,758
CarMax, Inc. (a)	38,610	3,548,645
Gap, Inc.	53,537	911,735
Home Depot, Inc.	259,737	72,131,562
L Brands, Inc.	54,114	1,721,366
Lowe's Cos., Inc.	183,419	30,421,875
O'Reilly Automotive, Inc. (a)	18,097	8,344,165
Ross Stores, Inc.	87,448	8,160,648
Tiffany & Co.	25,914	3,002,137
TJX Cos., Inc.	292,660	16,286,529
Tractor Supply Co.	29,062	4,165,747

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Ulta Beauty, Inc. (a)	13,716	$3,072,110
		167,095,413
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.9%
Apple, Inc.	3,883,778	449,780,330
Hewlett Packard Enterprise Co.	310,461	2,909,020
HP, Inc.	326,693	6,203,900
NetApp, Inc.	53,225	2,333,384
Seagate Technology PLC	54,840	2,701,967
Western Digital Corp.	73,258	2,677,580
Xerox Holdings Corp.	46,847	879,318
		467,485,499
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Hanesbrands, Inc.	89,376	1,407,672
NIKE, Inc. Class B	300,877	37,772,099
PVH Corp.	18,318	1,092,486
Ralph Lauren Corp.	12,031	817,747
Tapestry, Inc.	70,510	1,102,071
Under Armour, Inc. Class A (a)	45,233	507,967
Under Armour, Inc. Class C (a)	45,460	447,326
VF Corp.	78,610	5,522,352
		48,669,720
TOBACCO — 0.7%
Altria Group, Inc.	451,081	17,429,770
Philip Morris International, Inc.	376,063	28,200,964
		45,630,734
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	138,419	6,241,313
United Rentals, Inc. (a)	18,423	3,214,813
W.W. Grainger, Inc.	10,175	3,630,135
		13,086,261
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	43,755	6,339,224
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile US, Inc. (a)	140,885	$16,111,609
TOTAL COMMON STOCKS (Cost $6,225,502,694)		6,733,526,773
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e) (f)	4,350,689	4,351,559
State Street Navigator Securities Lending Portfolio II (c) (g)	5,412,574	5,412,574
TOTAL SHORT-TERM INVESTMENTS (Cost $9,764,243)		9,764,133
TOTAL INVESTMENTS — 100.0% (Cost $6,235,266,937)		6,743,290,906
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(285,123)
NET ASSETS — 100.0%		$6,743,005,783
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2020.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	48	12/18/2020	$8,033,649	$8,044,800	$11,151
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,733,526,773	$—	$—	$6,733,526,773
Short-Term Investments	9,764,133	—	—	9,764,133
TOTAL INVESTMENTS	$6,743,290,906	$—	$—	$6,743,290,906
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	11,151	—	—	11,151
TOTAL OTHER FINANCIAL INSTRUMENTS	$11,151	$—	$—	$11,151
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$6,743,302,057	$—	$—	$6,743,302,057
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Corp.	78,112	$4,964,018	$689,901	$60,917	$8,151	$(395,717)	87,737	$5,205,436	$45,623
State Street Institutional Liquid Reserves Fund, Premier Class	2,890,138	2,891,294	42,635,770	41,172,245	(3,150)	(110)	4,350,689	4,351,559	2,792
State Street Navigator Securities Lending Portfolio II	3,788,151	3,788,151	17,181,138	15,556,715	—	—	5,412,574	5,412,574	15,589
Total		$11,643,463	$60,506,809	$56,789,877	$5,001	$(395,827)		$14,969,569	$64,004
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.8%
Boeing Co.	124,407	$20,559,501
Howmet Aerospace, Inc.	104,761	1,751,604
Huntington Ingalls Industries, Inc.	12,668	1,783,021
L3Harris Technologies, Inc.	115,118	19,551,641
Lockheed Martin Corp.	131,385	50,357,243
Northrop Grumman Corp.	83,416	26,316,914
Raytheon Technologies Corp.	431,669	24,838,234
Teledyne Technologies, Inc. (a)	19,555	6,066,157
TransDigm Group, Inc.	28,829	13,697,234
		164,921,549
AIR FREIGHT & LOGISTICS — 0.4%
Expeditors International of Washington, Inc.	47,823	4,328,938
United Parcel Service, Inc. Class B	169,890	28,308,771
		32,637,709
BANKS — 0.9%
First Republic Bank	44,504	4,853,606
JPMorgan Chase & Co.	781,693	75,253,585
SVB Financial Group (a)	18,047	4,342,469
		84,449,660
BEVERAGES — 1.2%
Brown-Forman Corp. Class B	98,683	7,432,804
Coca-Cola Co.	825,323	40,746,196
Monster Beverage Corp. (a)	131,245	10,525,849
PepsiCo, Inc.	354,816	49,177,498
		107,882,347
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	499,305	43,734,125
Alexion Pharmaceuticals, Inc. (a)	69,542	7,957,691
Amgen, Inc.	184,489	46,889,724
Incyte Corp. (a)	96,555	8,664,846
Regeneron Pharmaceuticals, Inc. (a)	37,335	20,899,386
Vertex Pharmaceuticals, Inc. (a)	139,582	37,983,054
		166,128,826
BUILDING PRODUCTS — 0.4%
Allegion PLC	50,642	5,009,000
Carrier Global Corp.	233,549	7,132,587
Fortune Brands Home & Security, Inc.	72,848	6,302,809
Masco Corp.	142,739	7,869,201
Trane Technologies PLC	80,496	9,760,140
		36,073,737
CAPITAL MARKETS — 2.1%
Ameriprise Financial, Inc.	42,918	6,614,093
BlackRock, Inc.	38,879	21,910,260
Cboe Global Markets, Inc.	59,616	5,230,708
Charles Schwab Corp.	451,946	16,374,004
CME Group, Inc.	98,084	16,410,434
Security Description	Shares	Value
Intercontinental Exchange, Inc.	161,792	$16,187,290
MarketAxess Holdings, Inc.	20,348	9,799,393
Moody's Corp.	86,023	24,933,767
MSCI, Inc.	44,536	15,889,554
Nasdaq, Inc.	29,188	3,581,659
S&P Global, Inc.	128,668	46,397,681
T Rowe Price Group, Inc.	90,646	11,622,630
		194,951,473
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	117,794	35,086,121
Celanese Corp.	63,475	6,820,389
Dow, Inc.	397,705	18,712,020
Ecolab, Inc.	68,376	13,664,260
FMC Corp.	70,017	7,415,500
Linde PLC (a)	199,199	47,435,258
PPG Industries, Inc.	65,482	7,994,042
Sherwin-Williams Co.	43,500	30,308,190
		167,435,780
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	44,891	14,941,072
Copart, Inc. (a)	110,975	11,670,131
Republic Services, Inc.	52,137	4,866,989
Rollins, Inc. (b)	36,069	1,954,579
Waste Management, Inc.	121,071	13,701,605
		47,134,376
COMMUNICATIONS EQUIPMENT — 0.2%
Arista Networks, Inc. (a)	29,333	6,069,878
Motorola Solutions, Inc.	91,447	14,339,804
		20,409,682
CONSTRUCTION & ENGINEERING — 0.0% (c)
Quanta Services, Inc.	34,081	1,801,522
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	33,540	7,893,974
Vulcan Materials Co.	70,154	9,508,673
		17,402,647
CONSUMER FINANCE — 0.4%
American Express Co.	208,444	20,896,511
Discover Financial Services	102,168	5,903,267
Synchrony Financial	288,665	7,554,363
		34,354,141
CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	32,367	4,137,797
Ball Corp.	125,388	10,422,251
		14,560,048
DISTRIBUTORS — 0.0% (c)
LKQ Corp. (a)	75,012	2,080,083
ELECTRIC UTILITIES — 0.5%
NextEra Energy, Inc.	138,505	38,443,448

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
NRG Energy, Inc.	131,329	$4,037,053
		42,480,501
ELECTRICAL EQUIPMENT — 0.3%
AMETEK, Inc.	123,985	12,324,109
Emerson Electric Co.	173,692	11,388,985
Rockwell Automation, Inc.	35,137	7,754,033
		31,467,127
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	158,954	17,209,950
CDW Corp.	77,576	9,272,659
Corning, Inc.	195,687	6,342,216
FLIR Systems, Inc.	35,304	1,265,648
IPG Photonics Corp. (a)	10,076	1,712,618
Keysight Technologies, Inc. (a)	101,914	10,067,065
TE Connectivity, Ltd.	88,649	8,664,553
Zebra Technologies Corp. Class A (a)	28,636	7,229,444
		61,764,153
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
National Oilwell Varco, Inc.	65,156	590,313
ENTERTAINMENT — 2.4%
Electronic Arts, Inc. (a)	82,422	10,748,653
Live Nation Entertainment, Inc. (a)	51,188	2,758,009
Netflix, Inc. (a)	235,688	117,851,071
Take-Two Interactive Software, Inc. (a)	61,625	10,181,683
Walt Disney Co.	589,002	73,083,368
		214,622,784
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.2%
Alexandria Real Estate Equities, Inc. REIT	33,363	5,338,080
American Tower Corp. REIT	236,943	57,276,231
Boston Properties, Inc. REIT	33,896	2,721,849
Crown Castle International Corp. REIT	129,986	21,642,669
Duke Realty Corp. REIT	117,324	4,329,256
Equinix, Inc. REIT	47,482	36,092,493
Essex Property Trust, Inc. REIT	18,000	3,614,220
Extra Space Storage, Inc. REIT	40,522	4,335,449
Federal Realty Investment Trust REIT	15,569	1,143,387
Healthpeak Properties, Inc. REIT	136,150	3,696,473
Mid-America Apartment Communities, Inc. REIT	28,219	3,271,993
Prologis, Inc. REIT	225,933	22,733,378
Public Storage REIT	36,049	8,028,833
Realty Income Corp. REIT	83,196	5,054,157
SBA Communications Corp. REIT	60,436	19,247,657
Simon Property Group, Inc. REIT	66,276	4,286,732
Security Description	Shares	Value
UDR, Inc. REIT	74,272	$2,422,010
		205,234,867
FOOD & STAPLES RETAILING — 0.6%
Costco Wholesale Corp.	139,098	49,379,790
Sysco Corp.	124,417	7,741,226
		57,121,016
FOOD PRODUCTS — 0.3%
Campbell Soup Co.	39,992	1,934,413
Hershey Co.	52,160	7,476,614
Lamb Weston Holdings, Inc.	43,658	2,893,216
McCormick & Co., Inc.	33,746	6,550,099
Tyson Foods, Inc. Class A	76,732	4,564,019
		23,418,361
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abbott Laboratories	548,532	59,696,737
ABIOMED, Inc. (a)	14,118	3,911,533
Align Technology, Inc. (a)	38,399	12,570,297
Baxter International, Inc.	120,716	9,707,981
Boston Scientific Corp. (a)	454,070	17,350,015
Cooper Cos., Inc.	15,082	5,084,444
Danaher Corp.	217,056	46,738,668
DENTSPLY SIRONA, Inc.	63,364	2,770,908
DexCom, Inc. (a)	50,959	21,006,829
Edwards Lifesciences Corp. (a)	333,354	26,608,316
Hologic, Inc. (a)	75,129	4,993,825
IDEXX Laboratories, Inc. (a)	45,196	17,766,999
Intuitive Surgical, Inc. (a)	62,809	44,565,498
ResMed, Inc.	77,539	13,292,511
STERIS PLC	25,044	4,412,502
Stryker Corp.	114,139	23,783,143
Teleflex, Inc.	24,769	8,431,863
Varian Medical Systems, Inc. (a)	26,651	4,583,972
West Pharmaceutical Services, Inc.	39,943	10,980,331
		338,256,372
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	103,047	7,449,268
HOTELS, RESTAURANTS & LEISURE — 1.9%
Chipotle Mexican Grill, Inc. (a)	14,930	18,568,590
Darden Restaurants, Inc.	30,423	3,064,813
Domino's Pizza, Inc.	20,796	8,844,123
Hilton Worldwide Holdings, Inc.	149,201	12,729,829
Las Vegas Sands Corp.	98,177	4,580,939
Marriott International, Inc. Class A	141,397	13,090,534
McDonald's Corp.	175,937	38,616,412
MGM Resorts International	134,614	2,927,855
Starbucks Corp.	624,321	53,641,660
Wynn Resorts, Ltd.	51,988	3,733,258
Yum! Brands, Inc.	161,972	14,788,044
		174,586,057

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	178,084	$13,468,493
Garmin, Ltd.	77,709	7,371,476
Leggett & Platt, Inc.	47,196	1,943,059
NVR, Inc. (a)	1,782	7,276,120
PulteGroup, Inc.	138,008	6,388,390
		36,447,538
HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	72,154	6,761,551
Colgate-Palmolive Co.	205,219	15,832,646
Kimberly-Clark Corp.	89,855	13,267,989
Procter & Gamble Co.	771,954	107,293,887
		143,156,073
INDUSTRIAL CONGLOMERATES — 0.6%
Honeywell International, Inc.	172,062	28,323,126
Roper Technologies, Inc.	56,182	22,198,070
		50,521,196
INSURANCE — 0.7%
Aon PLC Class A	78,295	16,152,258
Arthur J Gallagher & Co.	51,429	5,429,874
Cincinnati Financial Corp.	37,477	2,922,082
Marsh & McLennan Cos., Inc.	164,548	18,873,656
Progressive Corp.	191,477	18,127,127
Willis Towers Watson PLC	33,328	6,959,553
		68,464,550
INTERACTIVE MEDIA & SERVICES — 8.8%
Alphabet, Inc. Class A (a)	160,688	235,504,333
Alphabet, Inc. Class C (a)	157,024	230,762,470
Facebook, Inc. Class A (a)	1,285,769	336,742,901
		803,009,704
INTERNET & DIRECT MARKETING RETAIL — 8.6%
Amazon.com, Inc. (a)	227,653	716,817,831
Booking Holdings, Inc. (a)	21,957	37,561,401
eBay, Inc.	357,866	18,644,818
Etsy, Inc. (a)	62,920	7,652,960
		780,677,010
IT SERVICES — 6.9%
Accenture PLC Class A	213,974	48,355,984
Akamai Technologies, Inc. (a)	62,812	6,943,238
Automatic Data Processing, Inc.	143,194	19,974,131
Broadridge Financial Solutions, Inc.	43,634	5,759,688
Fiserv, Inc. (a)	296,465	30,550,718
FleetCor Technologies, Inc. (a)	44,914	10,694,023
Gartner, Inc. (a)	48,186	6,020,841
Global Payments, Inc.	78,965	14,022,605
Jack Henry & Associates, Inc.	21,424	3,483,328
Leidos Holdings, Inc.	36,178	3,225,269
Mastercard, Inc. Class A	472,288	159,713,633
Paychex, Inc.	116,267	9,274,619
PayPal Holdings, Inc. (a)	627,056	123,548,844
Security Description	Shares	Value
VeriSign, Inc. (a)	28,184	$5,773,492
Visa, Inc. Class A	901,505	180,273,955
Western Union Co.	226,710	4,858,395
		632,472,763
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Agilent Technologies, Inc.	95,390	9,628,667
Bio-Rad Laboratories, Inc. Class A (a)	8,202	4,227,803
Illumina, Inc. (a)	47,262	14,607,739
IQVIA Holdings, Inc. (a)	70,088	11,047,971
Mettler-Toledo International, Inc. (a)	8,175	7,895,006
PerkinElmer, Inc.	33,871	4,251,149
Thermo Fisher Scientific, Inc.	211,475	93,370,442
Waters Corp. (a)	20,719	4,054,294
		149,083,071
MACHINERY — 1.4%
Caterpillar, Inc.	170,265	25,395,025
Cummins, Inc.	50,088	10,576,582
Deere & Co.	99,222	21,990,572
Dover Corp.	46,796	5,069,879
IDEX Corp.	22,986	4,192,876
Illinois Tool Works, Inc.	93,360	18,038,085
Ingersoll Rand, Inc. (a)	135,378	4,819,457
Otis Worldwide Corp.	116,657	7,281,730
PACCAR, Inc.	187,092	15,955,206
Parker-Hannifin Corp.	37,820	7,652,499
Xylem, Inc.	57,853	4,866,594
		125,838,505
MEDIA — 1.2%
Charter Communications, Inc. Class A (a)	79,856	49,857,295
Comcast Corp. Class A	1,363,604	63,080,321
		112,937,616
METALS & MINING — 0.1%
Freeport-McMoRan, Inc.	437,206	6,837,902
MULTI-UTILITIES — 0.1%
Sempra Energy	70,848	8,385,569
MULTILINE RETAIL — 0.6%
Dollar General Corp.	132,685	27,813,430
Target Corp.	172,065	27,086,472
		54,899,902
OIL, GAS & CONSUMABLE FUELS — 0.5%
Apache Corp.	126,632	1,199,205
Cabot Oil & Gas Corp.	138,779	2,409,204
ConocoPhillips	577,060	18,950,650
EOG Resources, Inc.	157,456	5,658,969
Hess Corp.	140,189	5,737,936
Phillips 66	117,385	6,085,238
Pioneer Natural Resources Co.	55,380	4,762,126
		44,803,328

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. Class A	120,954	$26,398,210
PHARMACEUTICALS — 3.0%
Bristol-Myers Squibb Co.	661,505	39,882,136
Catalent, Inc. (a)	86,760	7,431,862
Eli Lilly & Co.	233,029	34,492,953
Johnson & Johnson	590,882	87,970,512
Merck & Co., Inc.	743,005	61,632,265
Zoetis, Inc.	253,555	41,930,390
		273,340,118
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	39,607	6,214,338
IHS Markit, Ltd.	146,448	11,497,633
Verisk Analytics, Inc.	60,665	11,241,831
		28,953,802
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	181,658	8,532,476
ROAD & RAIL — 1.1%
CSX Corp.	206,176	16,013,690
JB Hunt Transport Services, Inc.	26,804	3,387,489
Kansas City Southern	51,066	9,234,265
Norfolk Southern Corp.	74,318	15,903,309
Old Dominion Freight Line, Inc.	51,406	9,300,373
Union Pacific Corp.	224,702	44,237,083
		98,076,209
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.3%
Advanced Micro Devices, Inc. (a)	630,216	51,671,410
Analog Devices, Inc.	197,895	23,102,262
Applied Materials, Inc.	486,994	28,951,793
Broadcom, Inc.	215,252	78,420,609
Intel Corp.	1,298,281	67,224,990
KLA Corp.	83,482	16,173,803
Lam Research Corp.	78,296	25,974,698
Maxim Integrated Products, Inc.	64,530	4,362,873
Microchip Technology, Inc. (b)	131,989	13,563,190
Micron Technology, Inc. (a)	596,307	28,002,577
NVIDIA Corp.	329,847	178,519,793
Qorvo, Inc. (a)	60,364	7,787,560
QUALCOMM, Inc.	605,129	71,211,581
Skyworks Solutions, Inc.	51,956	7,559,598
Teradyne, Inc.	87,660	6,965,463
Texas Instruments, Inc.	303,074	43,275,936
Xilinx, Inc.	81,034	8,446,984
		661,215,120
SOFTWARE — 14.7%
Adobe, Inc. (a)	256,362	125,727,615
ANSYS, Inc. (a)	45,972	15,043,418
Autodesk, Inc. (a)	116,886	27,001,835
Cadence Design Systems, Inc. (a)	150,307	16,027,236
Citrix Systems, Inc.	32,052	4,413,881
Security Description	Shares	Value
Fortinet, Inc. (a)	72,616	$8,554,891
Intuit, Inc.	140,359	45,786,509
Microsoft Corp.	4,047,857	851,385,763
NortonLifeLock, Inc.	180,418	3,759,911
Oracle Corp.	618,962	36,952,031
Paycom Software, Inc. (a)	26,294	8,185,322
salesforce.com, Inc. (a)	484,587	121,786,405
ServiceNow, Inc. (a)	102,636	49,778,460
Synopsys, Inc. (a)	80,739	17,276,531
Tyler Technologies, Inc. (a)	21,406	7,461,275
		1,339,141,083
SPECIALTY RETAIL — 2.9%
AutoZone, Inc. (a)	12,467	14,681,638
CarMax, Inc. (a)	88,701	8,152,509
Home Depot, Inc.	408,504	113,445,646
Lowe's Cos., Inc.	266,311	44,170,343
O'Reilly Automotive, Inc. (a)	39,966	18,427,523
Ross Stores, Inc.	191,142	17,837,371
Tiffany & Co.	58,547	6,782,670
TJX Cos., Inc.	644,455	35,863,921
Tractor Supply Co.	30,315	4,345,352
Ulta Beauty, Inc. (a)	16,651	3,729,491
		267,436,464
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 11.0%
Apple, Inc.	8,599,109	995,862,813
NetApp, Inc.	57,208	2,507,999
Seagate Technology PLC	72,848	3,589,221
Xerox Holdings Corp.	101,062	1,896,934
		1,003,856,967
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
NIKE, Inc. Class B	447,088	56,127,428
VF Corp.	90,893	6,385,233
		62,512,661
TOBACCO — 0.5%
Altria Group, Inc.	390,520	15,089,693
Philip Morris International, Inc.	367,896	27,588,521
		42,678,214
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	212,763	9,593,484
United Rentals, Inc. (a)	38,930	6,793,285
		16,386,769
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	48,498	7,026,390
TOTAL COMMON STOCKS (Cost $7,507,864,346)		9,102,303,609

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d) (e) (Cost $3,474,557)	3,473,752	$3,474,447
TOTAL INVESTMENTS — 100.0% (Cost $7,511,338,903)		9,105,778,056
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		3,471,240
NET ASSETS — 100.0%		$9,109,249,296

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2020.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,102,303,609	$—	$—	$9,102,303,609
Short-Term Investment	3,474,447	—	—	3,474,447
TOTAL INVESTMENTS	$9,105,778,056	$—	$—	$9,105,778,056
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,021,206	$4,022,815	$26,623,108	$27,168,930	$(2,436)	$(110)	3,473,752	$3,474,447	$3,484
State Street Navigator Securities Lending Portfolio II	—	—	6,712,327	6,712,327	—	—	—	—	408
Total		$4,022,815	$33,335,435	$33,881,257	$(2,436)	$(110)		$3,474,447	$3,892
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BANKS — 14.0%
Citizens Financial Group, Inc.	989,693	$25,019,439
Comerica, Inc.	676,523	25,877,005
Fifth Third Bancorp	1,295,527	27,620,636
Huntington Bancshares, Inc.	2,631,574	24,131,534
KeyCorp	2,066,639	24,655,003
M&T Bank Corp.	240,299	22,129,135
People's United Financial, Inc.	2,105,268	21,705,313
PNC Financial Services Group, Inc.	236,951	26,043,284
Regions Financial Corp.	2,318,250	26,729,423
Truist Financial Corp.	670,807	25,524,206
US Bancorp	684,272	24,531,151
		273,966,129
BIOTECHNOLOGY — 1.2%
AbbVie, Inc.	260,141	22,785,750
CAPITAL MARKETS — 2.7%
Franklin Resources, Inc.	1,228,950	25,009,132
Invesco, Ltd.	2,424,787	27,666,820
		52,675,952
CHEMICALS — 4.0%
CF Industries Holdings, Inc.	827,846	25,423,151
Dow, Inc.	594,088	27,951,840
LyondellBasell Industries NV Class A	369,563	26,050,496
		79,425,487
CONTAINERS & PACKAGING — 2.8%
Amcor PLC	2,372,555	26,216,733
International Paper Co.	696,948	28,254,272
		54,471,005
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
AT&T, Inc.	854,347	24,357,433
CenturyLink, Inc.	2,508,940	25,315,205
Verizon Communications, Inc.	445,288	26,490,183
		76,162,821
ELECTRIC UTILITIES — 8.8%
Duke Energy Corp.	305,782	27,080,054
Edison International	450,969	22,927,264
Exelon Corp.	668,347	23,900,089
FirstEnergy Corp.	858,755	24,654,856
Pinnacle West Capital Corp.	310,442	23,143,451
PPL Corp.	984,631	26,791,809
Southern Co.	461,546	25,025,024
		173,522,547
ENERGY EQUIPMENT & SERVICES — 1.0%
Baker Hughes Co.	1,543,261	20,509,939
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 18.5%
Apartment Investment and Management Co. Class A REIT	708,646	23,895,543
Security Description	Shares	Value
AvalonBay Communities, Inc. REIT	172,387	$25,744,275
Boston Properties, Inc. REIT	278,617	22,372,945
Federal Realty Investment Trust REIT	346,834	25,471,489
Healthpeak Properties, Inc. REIT	964,751	26,192,990
Iron Mountain, Inc. REIT (a)	929,368	24,897,769
Public Storage REIT	136,556	30,413,752
Realty Income Corp. REIT	440,867	26,782,670
Regency Centers Corp. REIT	632,203	24,036,358
Simon Property Group, Inc. REIT	417,937	27,032,165
SL Green Realty Corp. REIT (a)	545,121	25,277,261
Ventas, Inc. REIT	707,650	29,692,994
Vornado Realty Trust REIT	723,119	24,376,341
Welltower, Inc. REIT	492,313	27,121,523
		363,308,075
FOOD & STAPLES RETAILING — 1.1%
Walgreens Boots Alliance, Inc.	623,620	22,400,430
FOOD PRODUCTS — 1.1%
Kraft Heinz Co.	728,465	21,817,527
HOUSEHOLD DURABLES — 2.8%
Leggett & Platt, Inc.	704,512	29,004,759
Newell Brands, Inc.	1,477,010	25,345,491
		54,350,250
INSURANCE — 7.1%
American International Group, Inc.	806,877	22,213,324
Lincoln National Corp.	678,940	21,271,190
MetLife, Inc.	662,389	24,620,999
Principal Financial Group, Inc.	564,295	22,724,160
Prudential Financial, Inc.	390,024	24,774,324
Unum Group	1,393,447	23,451,713
		139,055,710
IT SERVICES — 2.5%
International Business Machines Corp.	200,842	24,436,446
Western Union Co.	1,126,668	24,144,495
		48,580,941
MEDIA — 3.7%
Interpublic Group of Cos., Inc.	1,361,901	22,702,890
Omnicom Group, Inc.	446,664	22,109,868
ViacomCBS, Inc. Class B	1,022,721	28,646,415
		73,459,173
MULTI-UTILITIES — 2.6%
Consolidated Edison, Inc.	334,946	26,058,799
Dominion Energy, Inc.	314,841	24,850,400
		50,909,199
OIL, GAS & CONSUMABLE FUELS — 9.6%
Chevron Corp.	280,308	20,182,176
Exxon Mobil Corp.	581,700	19,969,761
HollyFrontier Corp.	936,371	18,455,872
Kinder Morgan, Inc.	1,772,857	21,859,327

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Marathon Petroleum Corp.	652,803	$19,153,240
ONEOK, Inc.	879,647	22,853,229
Phillips 66	388,302	20,129,576
Valero Energy Corp.	435,709	18,874,914
Williams Cos., Inc.	1,317,786	25,894,495
		187,372,590
PHARMACEUTICALS — 1.3%
Pfizer, Inc.	672,233	24,670,951
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Broadcom, Inc.	82,778	30,157,681
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.4%
Hewlett Packard Enterprise Co.	2,626,103	24,606,585
NetApp, Inc.	586,020	25,691,117
Seagate Technology PLC	526,966	25,963,615
Xerox Holdings Corp.	1,617,439	30,359,330
		106,620,647
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Hanesbrands, Inc.	1,811,992	28,538,874
TOBACCO — 2.4%
Altria Group, Inc.	603,655	23,325,229
Philip Morris International, Inc.	329,417	24,702,981
		48,028,210
TOTAL COMMON STOCKS (Cost $2,189,769,644)		1,952,789,888
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (b) (c)	1,345,030	$1,345,299
State Street Navigator Securities Lending Portfolio II (d) (e)	9,994,718	9,994,718
TOTAL SHORT-TERM INVESTMENTS (Cost $11,340,151)		11,340,017
TOTAL INVESTMENTS — 100.1% (Cost $2,201,109,795)		1,964,129,905
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,986,192)
NET ASSETS — 100.0%		$1,962,143,713
(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,952,789,888	$—	$—	$1,952,789,888
Short-Term Investments	11,340,017	—	—	11,340,017
TOTAL INVESTMENTS	$1,964,129,905	$—	$—	$1,964,129,905
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,761,467	$3,762,972	$41,253,964	$43,671,306	$(197)	$(134)	1,345,030	$1,345,299	$890
State Street Navigator Securities Lending Portfolio II	14,914,753	14,914,753	85,501,959	90,421,994	—	—	9,994,718	9,994,718	14,363
Total		$18,677,725	$126,755,923	$134,093,300	$(197)	$(134)		$11,340,017	$15,253
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
Boeing Co.	147,352	$24,351,392
General Dynamics Corp.	115,966	16,053,173
Howmet Aerospace, Inc.	96,500	1,613,480
Huntington Ingalls Industries, Inc.	8,106	1,140,919
Raytheon Technologies Corp.	355,876	20,477,105
Textron, Inc.	113,851	4,108,883
		67,744,952
AIR FREIGHT & LOGISTICS — 1.4%
C.H. Robinson Worldwide, Inc.	67,470	6,894,759
Expeditors International of Washington, Inc.	40,422	3,658,999
FedEx Corp.	120,159	30,222,392
United Parcel Service, Inc. Class B	192,993	32,158,424
		72,934,574
AIRLINES — 0.6%
Alaska Air Group, Inc.	61,244	2,243,368
American Airlines Group, Inc. (a)	247,884	3,046,494
Delta Air Lines, Inc.	315,348	9,643,342
Southwest Airlines Co.	291,726	10,939,725
United Airlines Holdings, Inc. (b)	143,187	4,975,748
		30,848,677
AUTO COMPONENTS — 0.3%
Aptiv PLC	133,657	12,253,674
BorgWarner, Inc.	103,035	3,991,576
		16,245,250
AUTOMOBILES — 0.6%
Ford Motor Co.	1,949,516	12,983,777
General Motors Co.	624,112	18,467,474
		31,451,251
BANKS — 7.1%
Bank of America Corp.	3,786,560	91,218,230
Citigroup, Inc.	1,033,323	44,546,555
Citizens Financial Group, Inc.	212,937	5,383,047
Comerica, Inc.	69,208	2,647,206
Fifth Third Bancorp	353,612	7,539,008
First Republic Bank	43,624	4,757,633
Huntington Bancshares, Inc.	506,215	4,641,992
JPMorgan Chase & Co.	786,903	75,755,152
KeyCorp	489,830	5,843,672
M&T Bank Corp.	63,924	5,886,761
People's United Financial, Inc.	211,664	2,182,256
PNC Financial Services Group, Inc.	211,410	23,236,073
Regions Financial Corp.	479,894	5,533,178
SVB Financial Group (b)	9,606	2,311,396
Truist Financial Corp.	668,228	25,426,075
US Bancorp	683,382	24,499,245
Wells Fargo & Co.	2,045,177	48,082,111
Security Description	Shares	Value
Zions Bancorp NA	81,760	$2,389,027
		381,878,617
BEVERAGES — 2.4%
Coca-Cola Co.	1,151,580	56,853,504
Constellation Brands, Inc. Class A	83,878	15,895,720
Molson Coors Beverage Co. Class B	93,396	3,134,370
Monster Beverage Corp. (b)	61,544	4,935,829
PepsiCo, Inc.	357,360	49,530,096
		130,349,519
BIOTECHNOLOGY — 2.6%
AbbVie, Inc.	411,600	36,052,044
Alexion Pharmaceuticals, Inc. (b)	46,326	5,301,084
Amgen, Inc.	119,147	30,282,402
Biogen, Inc. (b)	78,494	22,267,178
Gilead Sciences, Inc.	622,139	39,312,963
Regeneron Pharmaceuticals, Inc. (b)	16,649	9,319,777
		142,535,448
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	68,206	3,601,277
Carrier Global Corp.	191,119	5,836,774
Johnson Controls International PLC	370,905	15,151,469
Trane Technologies PLC	45,626	5,532,153
		30,121,673
CAPITAL MARKETS — 3.2%
Ameriprise Financial, Inc.	21,373	3,293,793
Bank of New York Mellon Corp.	401,759	13,796,404
BlackRock, Inc.	34,451	19,414,861
Charles Schwab Corp.	153,815	5,572,717
CME Group, Inc.	87,788	14,687,810
E*TRADE Financial Corp.	110,212	5,516,111
Franklin Resources, Inc.	130,359	2,652,806
Goldman Sachs Group, Inc.	170,681	34,301,761
Intercontinental Exchange, Inc.	122,774	12,283,539
Invesco, Ltd.	185,429	2,115,745
Morgan Stanley	597,198	28,874,523
Nasdaq, Inc.	30,456	3,737,256
Northern Trust Corp.	103,658	8,082,214
Raymond James Financial, Inc.	61,377	4,465,790
State Street Corp. (c)	175,581	10,417,221
T Rowe Price Group, Inc.	29,868	3,829,675
		173,042,226
CHEMICALS — 1.9%
Albemarle Corp.	53,035	4,734,965
CF Industries Holdings, Inc.	108,052	3,318,277
Corteva, Inc.	372,545	10,733,021
DuPont de Nemours, Inc.	366,218	20,317,775
Eastman Chemical Co.	67,783	5,295,208
Ecolab, Inc.	60,522	12,094,716

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
International Flavors & Fragrances, Inc.	53,299	$6,526,462
Linde PLC (b)	75,905	18,075,258
LyondellBasell Industries NV Class A	127,881	9,014,332
Mosaic Co.	174,051	3,179,912
PPG Industries, Inc.	57,569	7,028,023
		100,317,949
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Republic Services, Inc.	56,801	5,302,373
Rollins, Inc. (a)	36,857	1,997,281
Waste Management, Inc.	81,746	9,251,195
		16,550,849
COMMUNICATIONS EQUIPMENT — 1.7%
Cisco Systems, Inc.	2,102,345	82,811,370
F5 Networks, Inc. (b)	30,560	3,751,851
Juniper Networks, Inc.	166,459	3,578,868
		90,142,089
CONSTRUCTION & ENGINEERING — 0.2%
Jacobs Engineering Group, Inc.	64,768	6,008,527
Quanta Services, Inc.	39,104	2,067,038
		8,075,565
CONSUMER FINANCE — 0.6%
American Express Co.	129,141	12,946,385
Capital One Financial Corp.	227,145	16,322,640
Discover Financial Services	58,828	3,399,082
		32,668,107
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	784,975	8,673,974
Avery Dennison Corp.	11,747	1,501,737
Ball Corp.	47,118	3,916,448
International Paper Co.	195,408	7,921,840
Packaging Corp. of America	47,042	5,129,930
Sealed Air Corp.	77,042	2,990,000
Westrock Co.	128,489	4,463,708
		34,597,637
DISTRIBUTORS — 0.2%
Genuine Parts Co.	72,172	6,868,609
LKQ Corp. (b)	65,058	1,804,059
		8,672,668
DIVERSIFIED FINANCIAL SERVICES — 3.9%
Berkshire Hathaway, Inc. Class B (b)	984,698	209,681,592
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.2%
AT&T, Inc.	3,538,612	100,885,828
CenturyLink, Inc.	488,996	4,933,970
Verizon Communications, Inc.	2,055,355	122,273,069
		228,092,867
Security Description	Shares	Value
ELECTRIC UTILITIES — 4.0%
Alliant Energy Corp.	124,304	$6,420,302
American Electric Power Co., Inc.	247,185	20,202,430
Duke Energy Corp.	364,767	32,303,765
Edison International	188,502	9,583,442
Entergy Corp.	99,873	9,840,487
Evergy, Inc.	113,675	5,776,963
Eversource Energy	167,789	14,018,771
Exelon Corp.	486,567	17,399,636
FirstEnergy Corp.	269,187	7,728,359
NextEra Energy, Inc.	114,164	31,687,360
Pinnacle West Capital Corp.	56,232	4,192,096
PPL Corp.	384,911	10,473,428
Southern Co.	523,821	28,401,575
Xcel Energy, Inc.	262,459	18,112,295
		216,140,909
ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. PLC	199,443	20,349,169
Emerson Electric Co.	136,960	8,980,467
Rockwell Automation, Inc.	24,797	5,472,202
		34,801,838
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Corning, Inc.	202,317	6,557,094
FLIR Systems, Inc.	34,790	1,247,222
IPG Photonics Corp. (b)	8,464	1,438,626
TE Connectivity, Ltd.	81,423	7,958,284
		17,201,226
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	326,945	4,345,099
Halliburton Co.	436,742	5,262,741
National Oilwell Varco, Inc.	132,608	1,201,428
Schlumberger, Ltd.	692,566	10,776,327
TechnipFMC PLC	209,373	1,321,144
		22,906,739
ENTERTAINMENT — 1.6%
Activision Blizzard, Inc.	384,152	31,097,104
Electronic Arts, Inc. (b)	67,678	8,825,888
Live Nation Entertainment, Inc. (b)	23,084	1,243,766
Walt Disney Co.	349,814	43,404,921
		84,571,679
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.1%
Alexandria Real Estate Equities, Inc. REIT	26,509	4,241,440
Apartment Investment and Management Co. Class A REIT	74,342	2,506,812
AvalonBay Communities, Inc. REIT	70,356	10,506,965
Boston Properties, Inc. REIT	39,918	3,205,415

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Crown Castle International Corp. REIT	87,324	$14,539,446
Digital Realty Trust, Inc. REIT	133,781	19,633,700
Duke Realty Corp. REIT	74,488	2,748,607
Equity Residential REIT	169,177	8,683,856
Essex Property Trust, Inc. REIT	16,396	3,292,153
Extra Space Storage, Inc. REIT	27,248	2,915,264
Federal Realty Investment Trust REIT	20,561	1,510,000
Healthpeak Properties, Inc. REIT	142,312	3,863,771
Host Hotels & Resorts, Inc. REIT	356,633	3,848,070
Iron Mountain, Inc. REIT (a)	142,980	3,830,434
Kimco Realty Corp. REIT	215,937	2,431,451
Mid-America Apartment Communities, Inc. REIT	31,534	3,656,367
Prologis, Inc. REIT	158,374	15,935,592
Public Storage REIT	42,124	9,381,857
Realty Income Corp. REIT	94,875	5,763,656
Regency Centers Corp. REIT	77,097	2,931,228
Simon Property Group, Inc. REIT	91,380	5,910,458
SL Green Realty Corp. REIT (a)	38,252	1,773,745
UDR, Inc. REIT	77,199	2,517,459
Ventas, Inc. REIT	185,706	7,792,224
Vornado Realty Trust REIT	78,845	2,657,865
Welltower, Inc. REIT	208,112	11,464,890
Weyerhaeuser Co. REIT	371,140	10,584,913
		168,127,638
FOOD & STAPLES RETAILING — 3.0%
Costco Wholesale Corp.	89,824	31,887,520
Kroger Co.	384,842	13,049,992
Sysco Corp.	139,686	8,691,263
Walmart, Inc.	689,554	96,475,500
Walgreens Boots Alliance, Inc.	355,933	12,785,114
		162,889,389
FOOD PRODUCTS — 2.4%
Archer-Daniels-Midland Co.	277,230	12,888,423
Campbell Soup Co.	55,149	2,667,557
Conagra Brands, Inc.	242,224	8,649,819
General Mills, Inc.	302,467	18,656,165
Hershey Co.	24,504	3,512,403
Hormel Foods Corp.	139,844	6,836,973
J.M. Smucker Co.	56,906	6,573,781
Kellogg Co.	124,811	8,061,542
Kraft Heinz Co.	320,164	9,588,912
Lamb Weston Holdings, Inc.	32,618	2,161,595
McCormick & Co., Inc.	30,127	5,847,651
Mondelez International, Inc. Class A	708,807	40,720,962
Tyson Foods, Inc. Class A	76,143	4,528,986
		130,694,769
GAS UTILITIES — 0.1%
Atmos Energy Corp.	60,888	5,820,284
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 4.3%
Abbott Laboratories	369,051	$40,163,820
ABIOMED, Inc. (b)	9,906	2,744,556
Baxter International, Inc.	137,745	11,077,453
Becton Dickinson and Co.	143,826	33,465,434
Boston Scientific Corp. (b)	291,765	11,148,341
Cooper Cos., Inc.	10,594	3,571,449
Danaher Corp.	113,014	24,335,305
DENTSPLY SIRONA, Inc.	51,884	2,268,887
Hologic, Inc. (b)	59,333	3,943,864
Medtronic PLC	667,479	69,364,418
STERIS PLC	19,410	3,419,848
Stryker Corp.	54,717	11,401,381
Varian Medical Systems, Inc. (b)	20,612	3,545,264
Zimmer Biomet Holdings, Inc.	103,193	14,048,695
		234,498,715
HEALTH CARE PROVIDERS & SERVICES — 6.7%
AmerisourceBergen Corp.	72,425	7,019,431
Anthem, Inc.	124,749	33,506,334
Cardinal Health, Inc.	145,387	6,825,920
Centene Corp. (b)	288,725	16,841,329
Cigna Corp.	182,154	30,858,709
CVS Health Corp.	649,340	37,921,456
DaVita, Inc. (b)	39,383	3,373,154
HCA Healthcare, Inc.	130,674	16,292,434
Henry Schein, Inc. (b)	71,282	4,189,956
Humana, Inc.	65,568	27,137,940
Laboratory Corp. of America Holdings (b)	48,484	9,128,083
McKesson Corp.	80,896	12,047,841
Quest Diagnostics, Inc.	67,301	7,705,291
UnitedHealth Group, Inc.	472,054	147,172,276
Universal Health Services, Inc. Class B	38,793	4,151,627
		364,171,781
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	56,232	4,065,011
HOTELS, RESTAURANTS & LEISURE — 1.2%
Carnival Corp. (a)	237,855	3,610,639
Darden Restaurants, Inc.	35,647	3,591,079
Las Vegas Sands Corp.	69,067	3,222,666
McDonald's Corp.	206,799	45,390,312
MGM Resorts International	76,949	1,673,641
Norwegian Cruise Line Holdings, Ltd. (a) (b)	139,816	2,392,252
Royal Caribbean Cruises, Ltd. (a)	85,726	5,549,044
		65,429,633
HOUSEHOLD DURABLES — 0.4%
Leggett & Platt, Inc.	22,132	911,174
Lennar Corp. Class A	136,778	11,172,027

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Mohawk Industries, Inc. (b)	29,361	$2,865,340
Newell Brands, Inc.	189,722	3,255,630
Whirlpool Corp.	31,145	5,727,254
		23,931,425
HOUSEHOLD PRODUCTS — 2.3%
Church & Dwight Co., Inc.	56,432	5,288,243
Clorox Co.	62,619	13,160,635
Colgate-Palmolive Co.	235,083	18,136,653
Kimberly-Clark Corp.	86,536	12,777,906
Procter & Gamble Co.	519,038	72,141,092
		121,504,529
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	330,938	5,993,287
INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	286,762	45,933,537
General Electric Co.	4,341,961	27,050,417
Honeywell International, Inc.	187,985	30,944,211
		103,928,165
INSURANCE — 3.5%
Aflac, Inc.	327,985	11,922,255
Allstate Corp.	154,611	14,555,080
American International Group, Inc.	429,516	11,824,575
Aon PLC Class A	42,624	8,793,331
Arthur J Gallagher & Co.	46,337	4,892,260
Assurant, Inc.	29,869	3,623,408
Chubb, Ltd.	224,988	26,125,607
Cincinnati Financial Corp.	40,544	3,161,216
Everest Re Group, Ltd.	20,036	3,957,911
Globe Life, Inc.	49,695	3,970,631
Hartford Financial Services Group, Inc.	179,313	6,609,477
Lincoln National Corp.	88,677	2,778,250
Loews Corp.	120,726	4,195,229
Marsh & McLennan Cos., Inc.	97,676	11,203,437
MetLife, Inc.	384,665	14,297,998
Principal Financial Group, Inc.	128,644	5,180,494
Progressive Corp.	113,707	10,764,642
Prudential Financial, Inc.	196,899	12,507,024
Travelers Cos., Inc.	126,004	13,632,373
Unum Group	102,700	1,728,441
Willis Towers Watson PLC	33,319	6,957,674
WR Berkley Corp.	70,480	4,309,852
		186,991,165
INTERACTIVE MEDIA & SERVICES — 0.3%
Twitter, Inc. (b)	390,904	17,395,228
INTERNET & DIRECT MARKETING RETAIL — 0.1%
Expedia Group, Inc.	67,576	6,196,043
IT SERVICES — 3.5%
Accenture PLC Class A	116,759	26,386,366
Akamai Technologies, Inc. (b)	22,312	2,466,368
Security Description	Shares	Value
Automatic Data Processing, Inc.	81,546	$11,374,852
Broadridge Financial Solutions, Inc.	17,310	2,284,920
Cognizant Technology Solutions Corp. Class A	269,540	18,711,467
DXC Technology Co.	127,099	2,268,717
Fidelity National Information Services, Inc.	308,441	45,405,600
Global Payments, Inc.	76,042	13,503,538
International Business Machines Corp.	443,125	53,915,019
Jack Henry & Associates, Inc.	18,249	2,967,105
Leidos Holdings, Inc.	32,918	2,934,640
Paychex, Inc.	52,595	4,195,503
VeriSign, Inc. (b)	23,914	4,898,783
		191,312,878
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	63,550	5,256,856
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	66,409	6,703,325
Bio-Rad Laboratories, Inc. Class A (b)	3,072	1,583,493
Illumina, Inc. (b)	29,316	9,060,989
IQVIA Holdings, Inc. (b)	27,572	4,346,174
Mettler-Toledo International, Inc. (b)	4,374	4,224,191
PerkinElmer, Inc.	24,087	3,023,159
Waters Corp. (b)	11,694	2,288,282
		31,229,613
MACHINERY — 2.0%
Caterpillar, Inc.	110,602	16,496,288
Cummins, Inc.	27,337	5,772,481
Deere & Co.	63,604	14,096,555
Dover Corp.	29,436	3,189,096
Flowserve Corp.	65,017	1,774,314
Fortive Corp.	166,745	12,707,636
IDEX Corp.	16,610	3,029,830
Illinois Tool Works, Inc.	56,032	10,825,943
Ingersoll Rand, Inc. (b)	46,627	1,659,921
Otis Worldwide Corp.	95,510	5,961,734
Parker-Hannifin Corp.	28,715	5,810,193
Pentair PLC	83,375	3,816,074
Snap-on, Inc.	27,645	4,067,409
Stanley Black & Decker, Inc.	78,996	12,813,151
Westinghouse Air Brake Technologies Corp.	88,137	5,453,918
Xylem, Inc.	36,520	3,072,062
		110,546,605
MEDIA — 1.5%
Comcast Corp. Class A	995,512	46,052,385
Discovery, Inc. Class A (a) (b)	78,719	1,713,713
Discovery, Inc. Class C (b)	157,581	3,088,588
DISH Network Corp. Class A (b)	120,890	3,509,437

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Fox Corp. Class A	170,861	$4,755,062
Fox Corp. Class B (b)	80,364	2,247,781
Interpublic Group of Cos., Inc.	193,373	3,223,528
News Corp. Class A	193,379	2,711,173
News Corp. Class B	60,650	847,887
Omnicom Group, Inc.	106,911	5,292,094
ViacomCBS, Inc. Class B	278,300	7,795,183
		81,236,831
METALS & MINING — 0.7%
Freeport-McMoRan, Inc.	324,742	5,078,965
Newmont Corp.	400,095	25,386,028
Nucor Corp.	150,811	6,765,381
		37,230,374
MULTI-UTILITIES — 2.3%
Ameren Corp.	123,278	9,748,824
CenterPoint Energy, Inc.	271,531	5,254,125
CMS Energy Corp.	142,793	8,768,918
Consolidated Edison, Inc.	166,494	12,953,233
Dominion Energy, Inc.	418,401	33,024,391
DTE Energy Co.	95,850	11,026,584
NiSource, Inc.	190,826	4,198,172
Public Service Enterprise Group, Inc.	252,396	13,859,065
Sempra Energy	78,564	9,298,835
WEC Energy Group, Inc.	157,131	15,225,994
		123,358,141
MULTILINE RETAIL — 0.5%
Dollar Tree, Inc. (b)	117,934	10,772,092
Target Corp.	89,703	14,121,046
		24,893,138
OIL, GAS & CONSUMABLE FUELS — 4.1%
Apache Corp.	71,240	674,643
Cabot Oil & Gas Corp.	75,184	1,305,194
Chevron Corp.	927,229	66,760,488
Concho Resources, Inc.	98,210	4,333,025
Devon Energy Corp.	192,723	1,823,160
Diamondback Energy, Inc.	79,944	2,407,913
EOG Resources, Inc.	145,007	5,211,551
Exxon Mobil Corp.	2,099,617	72,079,852
HollyFrontier Corp.	74,242	1,463,310
Kinder Morgan, Inc.	970,592	11,967,399
Marathon Oil Corp.	398,433	1,629,591
Marathon Petroleum Corp.	323,685	9,496,918
Noble Energy, Inc.	238,286	2,037,345
Occidental Petroleum Corp.	411,380	4,117,914
ONEOK, Inc.	219,268	5,696,583
Phillips 66	108,864	5,643,510
Pioneer Natural Resources Co.	31,560	2,713,844
Valero Energy Corp.	203,446	8,813,281
Williams Cos., Inc.	603,653	11,861,781
		220,037,302
PHARMACEUTICALS — 6.0%
Bristol-Myers Squibb Co.	503,120	30,333,105
Security Description	Shares	Value
Eli Lilly & Co.	177,210	$26,230,624
Johnson & Johnson	758,405	112,911,336
Merck & Co., Inc.	564,978	46,864,925
Mylan NV (b)	256,541	3,804,503
Perrigo Co. PLC	67,792	3,112,331
Pfizer, Inc.	2,759,864	101,287,009
		324,543,833
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	24,290	3,811,101
IHS Markit, Ltd.	49,398	3,878,237
Nielsen Holdings PLC	177,302	2,514,142
Robert Half International, Inc.	58,236	3,083,014
Verisk Analytics, Inc.	25,210	4,671,665
		17,958,159
ROAD & RAIL — 1.0%
CSX Corp.	190,912	14,828,135
JB Hunt Transport Services, Inc.	17,168	2,169,692
Norfolk Southern Corp.	58,697	12,560,571
Union Pacific Corp.	128,499	25,297,598
		54,855,996
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Intel Corp.	909,039	47,070,040
Maxim Integrated Products, Inc.	75,402	5,097,929
Skyworks Solutions, Inc.	35,068	5,102,394
Texas Instruments, Inc.	172,577	24,642,270
Xilinx, Inc.	46,126	4,808,174
		86,720,807
SOFTWARE — 0.5%
Citrix Systems, Inc.	27,616	3,802,999
NortonLifeLock, Inc.	102,752	2,141,352
Oracle Corp.	383,327	22,884,622
		28,828,973
SPECIALTY RETAIL — 1.8%
Advance Auto Parts, Inc.	34,746	5,333,512
Best Buy Co., Inc.	113,432	12,623,847
Gap, Inc.	105,623	1,798,760
Home Depot, Inc.	154,902	43,017,834
L Brands, Inc.	115,624	3,677,999
Lowe's Cos., Inc.	128,020	21,233,397
Tractor Supply Co.	29,716	4,259,492
Ulta Beauty, Inc. (b)	12,808	2,868,736
		94,813,577
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Hewlett Packard Enterprise Co.	644,047	6,034,720
HP, Inc.	679,629	12,906,155
NetApp, Inc.	61,234	2,684,499
Seagate Technology PLC	46,127	2,272,677
Western Digital Corp.	149,614	5,468,392
		29,366,443

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Hanesbrands, Inc.	169,555	$2,670,491
NIKE, Inc. Class B	203,967	25,606,017
PVH Corp.	34,476	2,056,149
Ralph Lauren Corp.	24,786	1,684,704
Tapestry, Inc.	137,390	2,147,406
Under Armour, Inc. Class A (b)	93,597	1,051,094
Under Armour, Inc. Class C (b)	97,029	954,765
VF Corp.	74,742	5,250,626
		41,421,252
TOBACCO — 1.0%
Altria Group, Inc.	565,362	21,845,588
Philip Morris International, Inc.	432,701	32,448,248
		54,293,836
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	85,748	3,866,377
W.W. Grainger, Inc.	21,712	7,746,190
		11,612,567
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	45,254	6,556,399
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
T-Mobile US, Inc. (b)	288,609	33,005,325
TOTAL COMMON STOCKS (Cost $5,778,937,137)		5,392,289,868
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d) (e)	5,548,403	5,549,512
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	10,050,553	$10,050,553
TOTAL SHORT-TERM INVESTMENTS (Cost $15,599,139)		15,600,065
TOTAL INVESTMENTS — 100.1% (Cost $5,794,536,276)		5,407,889,933
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,439,894)
NET ASSETS — 100.0%		$5,404,450,039
(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2020.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,392,289,868	$—	$—	$5,392,289,868
Short-Term Investments	15,600,065	—	—	15,600,065
TOTAL INVESTMENTS	$5,407,889,933	$—	$—	$5,407,889,933
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Corp.	159,632	$10,144,614	$1,720,464	$691,990	$125,952	$(881,819)	175,581	$10,417,221	$91,200
State Street Institutional Liquid Reserves Fund, Premier Class	4,135,723	4,137,377	50,509,347	49,092,996	(3,899)	(317)	5,548,403	5,549,512	3,215
State Street Navigator Securities Lending Portfolio II	12,271,818	12,271,818	31,673,502	33,894,767	—	—	10,050,553	10,050,553	31,190
Total		$26,553,809	$83,903,313	$83,679,753	$122,053	$(882,136)		$26,017,286	$125,605
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.7%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	113,679	$2,137,165
Aerojet Rocketdyne Holdings, Inc. (a)	253,870	10,126,874
AeroVironment, Inc. (a)	76,044	4,563,401
Cubic Corp.	108,854	6,332,037
Kaman Corp.	96,194	3,748,680
Moog, Inc. Class A	104,284	6,625,163
National Presto Industries, Inc.	17,796	1,456,781
Park Aerospace Corp.	63,734	695,975
Triumph Group, Inc.	184,634	1,201,967
		36,888,043
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	90,876	5,534,348
Echo Global Logistics, Inc. (a)	91,163	2,349,271
Forward Air Corp.	97,260	5,580,779
Hub Group, Inc. Class A (a)	116,497	5,847,567
		19,311,965
AIRLINES — 0.6%
Allegiant Travel Co.	45,143	5,408,131
Hawaiian Holdings, Inc.	159,003	2,049,549
SkyWest, Inc.	174,456	5,209,256
		12,666,936
AUTO COMPONENTS — 1.5%
American Axle & Manufacturing Holdings, Inc. (a)	388,292	2,240,445
Cooper Tire & Rubber Co.	174,811	5,541,509
Cooper-Standard Holdings, Inc. (a)	60,171	794,859
Dorman Products, Inc. (a)	100,248	9,060,414
Garrett Motion, Inc. (a)	310	1,070
Gentherm, Inc. (a)	113,545	4,643,990
LCI Industries	87,393	9,289,002
Motorcar Parts of America, Inc. (a)	68,360	1,063,682
Standard Motor Products, Inc.	68,973	3,079,644
		35,714,615
AUTOMOBILES — 0.3%
Winnebago Industries, Inc.	117,111	6,051,125
BANKS — 7.6%
Allegiance Bancshares, Inc.	64,255	1,501,639
Ameris Bancorp	241,501	5,501,393
Banc of California, Inc.	151,362	1,531,783
BancFirst Corp.	64,840	2,648,066
BankUnited, Inc.	320,993	7,032,957
Banner Corp.	122,305	3,945,559
Berkshire Hills Bancorp, Inc.	173,580	1,754,894
Boston Private Financial Holdings, Inc.	281,036	1,551,319
Brookline Bancorp, Inc.	270,467	2,338,187
Security Description	Shares	Value
Cadence BanCorp	438,216	$3,764,275
Central Pacific Financial Corp.	99,426	1,349,211
City Holding Co.	55,042	3,170,970
Columbia Banking System, Inc.	248,907	5,936,432
Community Bank System, Inc.	185,820	10,119,757
Customers Bancorp, Inc. (a)	103,138	1,155,146
CVB Financial Corp.	442,535	7,359,357
Dime Community Bancshares, Inc.	96,947	1,096,471
Eagle Bancorp, Inc.	110,530	2,961,099
FB Financial Corp.	105,344	2,646,241
First BanCorp	758,811	3,960,993
First Commonwealth Financial Corp.	336,444	2,604,077
First Financial Bancorp	340,856	4,091,976
First Hawaiian, Inc.	451,273	6,529,920
First Midwest Bancorp, Inc.	397,500	4,285,050
Great Western Bancorp, Inc.	188,564	2,347,622
Hanmi Financial Corp.	108,880	893,905
Heritage Financial Corp.	123,227	2,266,145
Hope Bancorp, Inc.	423,045	3,208,796
Independent Bank Corp.	114,487	5,996,829
Independent Bank Group, Inc.	127,170	5,618,371
National Bank Holdings Corp. Class A	104,793	2,750,816
NBT Bancorp, Inc.	151,717	4,069,050
OFG Bancorp	175,970	2,192,586
Old National Bancorp	573,444	7,202,457
Pacific Premier Bancorp, Inc.	327,745	6,600,784
Park National Corp.	49,278	4,038,825
Preferred Bank	46,307	1,487,381
S&T Bancorp, Inc.	134,287	2,375,537
Seacoast Banking Corp. of Florida (a)	181,902	3,279,693
ServisFirst Bancshares, Inc.	162,947	5,545,086
Simmons First National Corp. Class A	378,822	6,006,223
Southside Bancshares, Inc.	107,601	2,628,692
Tompkins Financial Corp.	41,451	2,354,831
Triumph Bancorp, Inc. (a)	78,174	2,434,338
United Community Banks, Inc.	297,901	5,043,464
Veritex Holdings, Inc.	171,038	2,912,777
Westamerica Bancorporation	93,570	5,085,530
		175,176,510
BEVERAGES — 0.4%
Coca-Cola Consolidated, Inc.	16,116	3,878,799
MGP Ingredients, Inc.	45,182	1,795,533
National Beverage Corp. (a) (b)	39,949	2,716,931
		8,391,263
BIOTECHNOLOGY — 2.4%
Anika Therapeutics, Inc. (a)	48,679	1,722,750
Coherus Biosciences, Inc. (a) (b)	218,686	4,010,701
Cytokinetics, Inc. (a)	245,078	5,305,939
Eagle Pharmaceuticals, Inc. (a)	41,723	1,772,393

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Enanta Pharmaceuticals, Inc. (a)	61,512	$2,816,019
Momenta Pharmaceuticals, Inc. (a)	408,527	21,439,497
Myriad Genetics, Inc. (a)	256,399	3,343,443
REGENXBIO, Inc. (a)	102,434	2,818,983
Spectrum Pharmaceuticals, Inc. (a)	502,075	2,048,466
Vanda Pharmaceuticals, Inc. (a)	191,027	1,845,321
Xencor, Inc. (a) (b)	198,830	7,712,616
		54,836,128
BUILDING PRODUCTS — 3.0%
AAON, Inc.	141,605	8,531,701
American Woodmark Corp. (a)	58,540	4,597,732
Apogee Enterprises, Inc.	92,714	1,981,298
Gibraltar Industries, Inc. (a)	112,637	7,337,174
Griffon Corp.	154,037	3,009,883
Insteel Industries, Inc.	66,069	1,235,490
Patrick Industries, Inc.	76,625	4,407,470
PGT Innovations, Inc. (a)	205,204	3,595,174
Quanex Building Products Corp.	112,457	2,073,707
Resideo Technologies, Inc. (a)	429,169	4,720,859
Simpson Manufacturing Co., Inc.	150,886	14,660,084
UFP Industries, Inc.	212,376	12,001,368
		68,151,940
CAPITAL MARKETS — 0.9%
Blucora, Inc. (a)	168,538	1,587,628
Brightsphere Investment Group, Inc.	206,076	2,658,380
Donnelley Financial Solutions, Inc. (a)	102,719	1,372,326
Greenhill & Co., Inc.	51,710	586,909
Piper Sandler Cos.	47,163	3,442,899
StoneX Group, Inc. (a)	55,833	2,856,416
Virtus Investment Partners, Inc.	25,111	3,481,640
Waddell & Reed Financial, Inc. Class A (b)	223,701	3,321,960
WisdomTree Investments, Inc.	383,672	1,227,750
		20,535,908
CHEMICALS — 2.9%
AdvanSix, Inc. (a)	99,674	1,283,801
American Vanguard Corp.	94,402	1,240,442
Balchem Corp.	112,291	10,962,970
Ferro Corp. (a)	286,197	3,548,843
FutureFuel Corp.	93,039	1,057,854
GCP Applied Technologies, Inc. (a)	167,613	3,511,492
Hawkins, Inc.	33,650	1,551,265
HB Fuller Co.	179,084	8,198,466
Innospec, Inc.	85,349	5,404,299
Koppers Holdings, Inc. (a)	72,530	1,516,602
Kraton Corp. (a)	109,268	1,947,156
Livent Corp. (a) (b)	508,506	4,561,299
Quaker Chemical Corp. (b)	45,792	8,229,280
Security Description	Shares	Value
Rayonier Advanced Materials, Inc. (a)	218,235	$698,352
Stepan Co.	73,938	8,059,242
Tredegar Corp.	88,259	1,312,411
Trinseo SA	133,586	3,425,145
		66,508,919
COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc.	231,478	8,485,983
Brady Corp. Class A	168,244	6,733,125
Deluxe Corp.	145,596	3,746,185
Harsco Corp. (a)	274,452	3,817,627
Interface, Inc.	205,774	1,259,337
Matthews International Corp. Class A	107,174	2,396,411
Pitney Bowes, Inc.	593,983	3,154,050
RR Donnelley & Sons Co.	261,234	381,402
Team, Inc. (a)	111,712	614,416
UniFirst Corp.	52,960	10,029,035
US Ecology, Inc.	108,521	3,545,381
Viad Corp.	71,748	1,494,511
		45,657,463
COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN, Inc.	164,019	1,682,015
Applied Optoelectronics, Inc. (a) (b)	70,489	793,001
CalAmp Corp. (a)	122,231	878,841
Comtech Telecommunications Corp.	86,962	1,217,468
Digi International, Inc. (a)	102,383	1,600,246
Extreme Networks, Inc. (a)	430,413	1,730,260
Harmonic, Inc. (a)	340,269	1,898,701
NETGEAR, Inc. (a)	104,305	3,214,680
Plantronics, Inc. (b)	127,761	1,512,690
Viavi Solutions, Inc. (a)	792,828	9,299,873
		23,827,775
CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. (a)	105,379	1,489,005
Arcosa, Inc.	167,866	7,401,212
Comfort Systems USA, Inc.	126,699	6,526,266
Granite Construction, Inc. (b)	160,378	2,824,257
MYR Group, Inc. (a)	57,246	2,128,406
		20,369,146
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a)	54,106	1,571,238
CONSUMER FINANCE — 1.0%
Encore Capital Group, Inc. (a)	107,970	4,166,562
Enova International, Inc. (a)	103,759	1,700,610
EZCORP, Inc. Class A (a)	186,018	935,671
Green Dot Corp. Class A (a)	185,324	9,379,248
PRA Group, Inc. (a)	158,354	6,326,242
World Acceptance Corp. (a) (b)	15,919	1,680,250
		24,188,583

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	126,693	$1,676,148
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	156,790	4,535,935
DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)	50,943	1,436,083
Perdoceo Education Corp. (a)	241,613	2,957,343
Regis Corp. (a) (b)	86,122	528,789
		4,922,215
DIVERSIFIED FINANCIAL SERVICES — 0.0% (c)
Calamos Asset Management, Inc. Class A (a) (d)	2,394	—
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
ATN International, Inc.	38,648	1,937,811
Cincinnati Bell, Inc. (a)	173,759	2,606,385
Cogent Communications Holdings, Inc.	146,164	8,777,148
Consolidated Communications Holdings, Inc. (a)	251,669	1,431,997
Iridium Communications, Inc. (a)	404,957	10,358,800
Vonage Holdings Corp. (a)	801,636	8,200,736
		33,312,877
ELECTRICAL EQUIPMENT — 0.6%
AZZ, Inc.	89,892	3,067,115
Encore Wire Corp.	70,850	3,288,857
Powell Industries, Inc.	30,830	743,928
Vicor Corp. (a)	72,913	5,667,527
		12,767,427
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Arlo Technologies, Inc. (a)	267,024	1,404,546
Badger Meter, Inc.	101,116	6,609,953
Bel Fuse, Inc. Class B	37,313	398,503
Benchmark Electronics, Inc.	125,030	2,519,355
CTS Corp.	110,592	2,436,342
Daktronics, Inc.	130,201	515,596
ePlus, Inc. (a)	46,528	3,405,850
Fabrinet (a)	127,615	8,043,574
FARO Technologies, Inc. (a)	61,896	3,774,418
Insight Enterprises, Inc. (a)	121,788	6,890,765
Itron, Inc. (a)	140,076	8,508,216
Knowles Corp. (a)	315,737	4,704,481
Methode Electronics, Inc.	129,212	3,682,542
MTS Systems Corp.	67,484	1,289,619
OSI Systems, Inc. (a)	58,428	4,534,597
PC Connection, Inc.	37,548	1,541,721
Plexus Corp. (a)	101,561	7,173,253
Rogers Corp. (a)	64,921	6,366,153
Sanmina Corp. (a)	235,483	6,369,815
Security Description	Shares	Value
ScanSource, Inc. (a)	87,405	$1,733,241
TTM Technologies, Inc. (a)	345,187	3,938,584
		85,841,124
ENERGY EQUIPMENT & SERVICES — 1.2%
Archrock, Inc.	449,701	2,419,391
Bristow Group, Inc. (a)	81,366	1,729,028
Core Laboratories NV	152,534	2,327,669
DMC Global, Inc. (b)	50,483	1,662,910
Dril-Quip, Inc. (a)	120,301	2,978,653
Exterran Corp. (a)	83,472	347,244
Geospace Technologies Corp. (a)	50,122	309,754
Helix Energy Solutions Group, Inc. (a)	501,877	1,209,524
Helmerich & Payne, Inc.	373,529	5,472,200
Matrix Service Co. (a)	93,127	777,610
Nabors Industries, Ltd. (b)	21,697	530,275
Newpark Resources, Inc. (a)	313,625	329,306
Oceaneering International, Inc. (a)	353,548	1,244,489
Oil States International, Inc. (a)	216,844	591,984
Patterson-UTI Energy, Inc.	642,084	1,829,939
ProPetro Holding Corp. (a)	275,635	1,119,078
RPC, Inc. (a) (b)	199,971	527,923
SEACOR Holdings, Inc. (a)	65,837	1,914,540
US Silica Holdings, Inc.	262,648	787,944
		28,109,461
ENTERTAINMENT — 0.2%
Glu Mobile, Inc. (a)	506,136	3,884,594
Marcus Corp.	82,907	640,871
		4,525,465
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.9%
Acadia Realty Trust REIT	296,161	3,109,690
Agree Realty Corp. REIT	186,993	11,900,235
Alexander & Baldwin, Inc. REIT (a)	249,230	2,793,868
American Assets Trust, Inc. REIT	173,421	4,177,712
Armada Hoffler Properties, Inc. REIT	200,678	1,858,278
Brandywine Realty Trust REIT	592,690	6,128,415
CareTrust REIT, Inc.	332,678	5,920,005
Chatham Lodging Trust REIT	160,218	1,220,861
Community Healthcare Trust, Inc. REIT	74,369	3,477,494
CoreCivic, Inc. REIT	410,755	3,286,040
DiamondRock Hospitality Co. REIT	685,084	3,473,376
Diversified Healthcare Trust REIT	828,124	2,914,996
Easterly Government Properties, Inc. REIT	276,867	6,204,589
Essential Properties Realty Trust, Inc. REIT	353,782	6,481,286

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Four Corners Property Trust, Inc. REIT	244,433	$6,255,040
Franklin Street Properties Corp. REIT	329,822	1,207,149
Getty Realty Corp. REIT	122,114	3,176,185
Global Net Lease, Inc. REIT	311,048	4,945,663
Hersha Hospitality Trust REIT	128,257	710,544
Independence Realty Trust, Inc. REIT	329,591	3,819,960
Industrial Logistics Properties Trust REIT	226,654	4,956,923
Innovative Industrial Properties, Inc. REIT	75,336	9,349,951
Investors Real Estate Trust REIT	44,209	2,881,101
iStar, Inc. REIT (b)	258,574	3,053,759
Kite Realty Group Trust REIT	289,096	3,347,732
Lexington Realty Trust REIT	961,018	10,042,638
LTC Properties, Inc. REIT	136,470	4,757,344
Mack-Cali Realty Corp. REIT	296,856	3,746,323
National Storage Affiliates Trust REIT	215,073	7,035,038
NexPoint Residential Trust, Inc. REIT	76,117	3,375,789
Office Properties Income Trust REIT	165,578	3,430,776
Retail Opportunity Investments Corp. REIT	410,160	4,271,816
Retail Properties of America, Inc. Class A REIT	745,122	4,329,159
RPT Realty REIT	283,661	1,543,116
Safehold, Inc. REIT (b)	48,078	2,985,644
Saul Centers, Inc. REIT	44,652	1,186,850
SITE Centers Corp. REIT	524,241	3,774,535
Summit Hotel Properties, Inc. REIT	362,005	1,875,186
Tanger Factory Outlet Centers, Inc. REIT (b)	329,206	1,985,112
Uniti Group, Inc. REIT	674,439	7,105,215
Universal Health Realty Income Trust REIT	44,632	2,543,578
Urstadt Biddle Properties, Inc. Class A REIT	105,191	967,757
Washington Prime Group, Inc. REIT (b)	687,301	444,959
Washington Real Estate Investment Trust	286,159	5,760,381
Whitestone REIT	135,189	811,134
Xenia Hotels & Resorts, Inc. REIT	390,481	3,428,423
		182,051,625
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	107,926	2,068,942
Chefs' Warehouse, Inc. (a)	113,537	1,650,828
PriceSmart, Inc.	80,992	5,381,918
SpartanNash Co.	125,800	2,056,830
Security Description	Shares	Value
United Natural Foods, Inc. (a)	190,082	$2,826,519
		13,985,037
FOOD PRODUCTS — 1.2%
B&G Foods, Inc. (b)	222,954	6,191,432
Calavo Growers, Inc.	57,086	3,783,089
Cal-Maine Foods, Inc. (a)	128,724	4,939,140
Fresh Del Monte Produce, Inc.	103,900	2,381,388
J&J Snack Foods Corp.	51,874	6,763,851
John B Sanfilippo & Son, Inc.	30,223	2,278,210
Seneca Foods Corp. Class A (a)	23,942	855,448
		27,192,558
GAS UTILITIES — 0.7%
Chesapeake Utilities Corp.	56,600	4,771,380
Northwest Natural Holding Co.	106,165	4,818,830
South Jersey Industries, Inc.	349,419	6,733,304
		16,323,514
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
AngioDynamics, Inc. (a)	134,246	1,619,007
Cardiovascular Systems, Inc. (a)	137,933	5,427,664
CONMED Corp.	99,193	7,803,513
CryoLife, Inc. (a)	129,656	2,394,746
Cutera, Inc. (a)	62,181	1,179,574
Glaukos Corp. (a) (b)	155,126	7,681,839
Heska Corp. (a) (b)	30,541	3,017,145
Inogen, Inc. (a)	63,059	1,828,711
Integer Holdings Corp. (a)	114,096	6,732,805
Invacare Corp.	124,120	933,382
Lantheus Holdings, Inc. (a)	230,177	2,916,343
LeMaitre Vascular, Inc.	58,964	1,918,099
Meridian Bioscience, Inc. (a)	146,831	2,493,190
Merit Medical Systems, Inc. (a)	169,587	7,377,034
Mesa Laboratories, Inc.	16,851	4,292,961
Natus Medical, Inc. (a)	115,968	1,986,532
Neogen Corp. (a)	184,075	14,403,869
OraSure Technologies, Inc. (a)	245,421	2,986,774
Orthofix Medical, Inc. (a)	67,700	2,108,178
Surmodics, Inc. (a)	47,956	1,865,968
Tactile Systems Technology, Inc. (a) (b)	67,871	2,483,400
Varex Imaging Corp. (a)	133,602	1,699,417
Zynex, Inc. (a) (b)	67,002	1,169,185
		86,319,336
HEALTH CARE PROVIDERS & SERVICES — 3.8%
Addus HomeCare Corp. (a)	51,296	4,847,985
AMN Healthcare Services, Inc. (a)	163,178	9,539,386
BioTelemetry, Inc. (a)	118,789	5,414,403
Community Health Systems, Inc. (a)	384,651	1,623,227
CorVel Corp. (a)	31,890	2,724,363
Covetrus, Inc. (a)	340,890	8,317,716

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Cross Country Healthcare, Inc. (a)	118,503	$769,084
Ensign Group, Inc.	175,542	10,016,426
Fulgent Genetics, Inc. (a) (b)	40,596	1,625,464
Hanger, Inc. (a)	132,972	2,103,617
Magellan Health, Inc. (a)	78,211	5,926,830
Owens & Minor, Inc.	221,670	5,566,134
Providence Service Corp. (a)	42,093	3,910,861
R1 RCM, Inc. (a)	401,516	6,885,999
RadNet, Inc. (a)	148,855	2,284,924
Select Medical Holdings Corp. (a)	372,340	7,752,119
The Pennant Group, Inc. (a)	86,427	3,332,625
Tivity Health, Inc. (a) (b)	131,627	1,845,411
US Physical Therapy, Inc.	44,681	3,881,885
		88,368,459
HEALTH CARE TECHNOLOGY — 1.5%
Allscripts Healthcare Solutions, Inc. (a)	566,609	4,612,197
Computer Programs & Systems, Inc.	44,928	1,240,462
HealthStream, Inc. (a)	88,157	1,769,311
HMS Holdings Corp. (a)	307,491	7,364,409
NextGen Healthcare, Inc. (a)	190,596	2,428,193
Omnicell, Inc. (a)	148,445	11,082,904
Simulations Plus, Inc.	52,136	3,928,969
Tabula Rasa HealthCare, Inc. (a) (b)	72,363	2,950,240
		35,376,685
HOTELS, RESTAURANTS & LEISURE — 1.6%
BJ's Restaurants, Inc.	76,432	2,250,158
Bloomin' Brands, Inc.	277,066	4,230,798
Brinker International, Inc.	156,577	6,688,969
Cheesecake Factory, Inc.	145,509	4,036,420
Chuy's Holdings, Inc. (a)	67,788	1,327,289
Dave & Buster's Entertainment, Inc. (b)	162,583	2,464,758
Dine Brands Global, Inc.	56,305	3,073,690
El Pollo Loco Holdings, Inc. (a)	63,563	1,029,721
Fiesta Restaurant Group, Inc. (a)	58,704	550,056
Monarch Casino & Resort, Inc. (a)	43,793	1,953,168
Red Robin Gourmet Burgers, Inc. (a)	53,530	704,455
Ruth's Hospitality Group, Inc.	111,981	1,238,510
Shake Shack, Inc. Class A (a) (b)	123,495	7,962,957
		37,510,949
HOUSEHOLD DURABLES — 3.1%
Cavco Industries, Inc. (a)	29,685	5,352,502
Century Communities, Inc. (a)	100,631	4,259,710
Ethan Allen Interiors, Inc.	74,333	1,006,469
Security Description	Shares	Value
Installed Building Products, Inc. (a)	78,624	$7,999,992
iRobot Corp. (a) (b)	96,851	7,350,991
La-Z-Boy, Inc.	159,924	5,058,396
LGI Homes, Inc. (a)	76,632	8,902,339
M/I Homes, Inc. (a)	99,211	4,568,667
MDC Holdings, Inc.	173,973	8,194,128
Meritage Homes Corp. (a)	130,505	14,406,447
Tupperware Brands Corp.	169,737	3,421,898
Universal Electronics, Inc. (a)	47,982	1,810,841
		72,332,380
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a)	34,271	1,368,441
Central Garden & Pet Co. Class A (a)	134,933	4,876,479
WD-40 Co.	47,434	8,979,730
		15,224,650
INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	122,943	2,645,733
INSURANCE — 3.5%
Ambac Financial Group, Inc. (a)	156,751	2,001,710
American Equity Investment Life Holding Co.	319,441	7,024,508
AMERISAFE, Inc.	67,276	3,858,951
eHealth, Inc. (a)	89,497	7,070,263
Employers Holdings, Inc.	100,379	3,036,465
HCI Group, Inc.	20,907	1,030,506
Horace Mann Educators Corp.	143,689	4,799,213
James River Group Holdings, Ltd.	106,266	4,732,025
Kinsale Capital Group, Inc.	73,630	14,002,953
Palomar Holdings, Inc. (a)	75,138	7,832,385
ProAssurance Corp.	184,790	2,890,116
Safety Insurance Group, Inc.	49,875	3,445,864
Stewart Information Services Corp.	92,062	4,025,871
Third Point Reinsurance, Ltd. (a)	284,380	1,976,441
Trupanion, Inc. (a) (b)	112,634	8,886,823
United Fire Group, Inc.	75,626	1,536,720
United Insurance Holdings Corp.	71,835	435,320
Universal Insurance Holdings, Inc.	99,110	1,371,682
		79,957,816
INTERACTIVE MEDIA & SERVICES — 0.1%
Actua Corp. (a)	2,667	134
QuinStreet, Inc. (a)	166,967	2,644,757
		2,644,891
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Liquidity Services, Inc. (a)	96,982	723,486
PetMed Express, Inc. (b)	69,465	2,196,483
Shutterstock, Inc.	76,114	3,960,973

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Stamps.com, Inc. (a)	60,989	$14,695,299
		21,576,241
IT SERVICES — 2.3%
Cardtronics PLC Class A (a)	121,945	2,414,511
CSG Systems International, Inc.	115,017	4,709,946
EVERTEC, Inc.	207,142	7,189,899
ExlService Holdings, Inc. (a)	118,728	7,832,486
ManTech International Corp. Class A	94,320	6,496,762
NIC, Inc.	233,049	4,591,065
Perficient, Inc. (a)	115,548	4,938,522
Sykes Enterprises, Inc. (a)	137,960	4,719,612
TTEC Holdings, Inc.	62,873	3,429,722
Unisys Corp. (a)	217,102	2,316,478
Virtusa Corp. (a)	98,807	4,857,352
		53,496,355
LEISURE EQUIPMENT & PRODUCTS — 1.1%
Callaway Golf Co.	327,210	6,262,799
Sturm Ruger & Co., Inc.	60,274	3,686,358
Vista Outdoor, Inc. (a)	201,999	4,076,340
YETI Holdings, Inc. (a)	259,805	11,774,363
		25,799,860
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Luminex Corp.	149,931	3,935,689
NeoGenomics, Inc. (a)	383,293	14,139,679
		18,075,368
MACHINERY — 6.0%
Alamo Group, Inc.	34,258	3,700,892
Albany International Corp. Class A	106,784	5,286,876
Astec Industries, Inc.	78,623	4,265,298
Barnes Group, Inc.	161,531	5,773,118
Chart Industries, Inc. (a)	122,361	8,598,307
CIRCOR International, Inc. (a)	68,463	1,872,463
Enerpac Tool Group Corp.	205,863	3,872,283
EnPro Industries, Inc.	71,342	4,024,402
ESCO Technologies, Inc.	90,479	7,288,988
Federal Signal Corp.	209,909	6,139,838
Franklin Electric Co., Inc.	133,182	7,835,097
Greenbrier Cos., Inc.	113,804	3,345,838
Hillenbrand, Inc.	259,540	7,360,554
John Bean Technologies Corp.	110,139	10,120,673
Lindsay Corp.	37,670	3,641,936
Lydall, Inc. (a)	57,383	949,115
Meritor, Inc. (a)	251,301	5,262,243
Mueller Industries, Inc.	197,388	5,341,319
Proto Labs, Inc. (a)	92,737	12,009,442
SPX Corp. (a)	155,283	7,202,026
SPX FLOW, Inc. (a)	147,409	6,312,053
Standex International Corp.	42,491	2,515,467
Tennant Co.	64,258	3,878,613
Titan International, Inc.	184,269	532,537
Security Description	Shares	Value
Wabash National Corp.	182,244	$2,179,638
Watts Water Technologies, Inc. Class A	95,324	9,546,699
		138,855,715
MARINE — 0.3%
Matson, Inc.	149,716	6,002,114
MEDIA — 0.5%
EW Scripps Co. Class A	198,915	2,275,588
Gannett Co., Inc. (b)	445,996	579,795
Meredith Corp.	138,940	1,822,893
Scholastic Corp.	102,485	2,151,160
TechTarget, Inc. (a)	80,372	3,533,153
		10,362,589
METALS & MINING — 1.5%
Allegheny Technologies, Inc. (a)	436,254	3,804,135
Arconic Corp. (a)	337,278	6,425,146
Carpenter Technology Corp.	164,512	2,987,538
Century Aluminum Co. (a)	171,334	1,219,898
Cleveland-Cliffs, Inc. (b)	1,386,190	8,899,340
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	5,429	—
Haynes International, Inc.	44,731	764,453
Kaiser Aluminum Corp.	54,218	2,905,542
Materion Corp.	70,746	3,680,914
Olympic Steel, Inc.	33,674	382,536
SunCoke Energy, Inc.	294,347	1,006,667
TimkenSteel Corp. (a)	127,203	451,571
Warrior Met Coal, Inc.	175,699	3,000,939
		35,528,679
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.1%
Apollo Commercial Real Estate Finance, Inc. REIT	472,392	4,256,252
ARMOUR Residential REIT, Inc.	221,594	2,107,359
Capstead Mortgage Corp. REIT	330,299	1,856,280
Granite Point Mortgage Trust, Inc. REIT (b)	189,750	1,345,328
Invesco Mortgage Capital, Inc. REIT (b)	641,317	1,737,969
KKR Real Estate Finance Trust, Inc. REIT	93,707	1,548,977
New York Mortgage Trust, Inc. REIT	1,296,692	3,306,565
PennyMac Mortgage Investment Trust REIT	345,034	5,544,696
Ready Capital Corp. REIT	141,742	1,587,510
Redwood Trust, Inc. REIT	394,383	2,965,760
		26,256,696
MULTI-UTILITIES — 0.4%
Avista Corp.	235,879	8,048,192
MULTILINE RETAIL — 0.5%
Big Lots, Inc.	124,016	5,531,114

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Macy's, Inc. (b)	1,078,000	$6,144,600
		11,675,714
OIL, GAS & CONSUMABLE FUELS — 1.6%
Bonanza Creek Energy, Inc. (a)	63,298	1,190,002
Callon Petroleum Co. (a) (b)	141,024	679,736
CONSOL Energy, Inc. (a)	95,405	422,644
Dorian LPG, Ltd. (a)	115,974	928,952
Green Plains, Inc. (a)	115,117	1,782,011
Gulfport Energy Corp. (a) (b)	535,183	282,095
Laredo Petroleum, Inc. (a) (b)	33,290	326,242
Matador Resources Co. (a)	376,958	3,113,673
Oasis Petroleum, Inc. (a) (b)	1,000,852	280,239
Par Pacific Holdings, Inc. (a)	136,265	922,514
PBF Energy, Inc. Class A	331,080	1,883,845
PDC Energy, Inc. (a)	346,328	4,292,736
Penn Virginia Corp. (a)	53,808	530,009
QEP Resources, Inc.	812,293	733,338
Range Resources Corp.	889,810	5,890,542
Renewable Energy Group, Inc. (a)	136,493	7,291,456
REX American Resources Corp. (a)	18,802	1,233,599
SM Energy Co.	383,323	609,484
Southwestern Energy Co. (a)	2,085,802	4,901,635
Talos Energy, Inc. (a)	82,850	534,382
		37,829,134
PAPER & FOREST PRODUCTS — 0.7%
Boise Cascade Co.	136,221	5,437,942
Clearwater Paper Corp. (a)	56,748	2,153,019
Glatfelter Corp. (a)	152,029	2,093,439
Mercer International, Inc.	134,483	887,588
Neenah, Inc.	57,588	2,157,823
Schweitzer-Mauduit International, Inc.	107,575	3,269,204
		15,999,015
PERSONAL PRODUCTS — 0.5%
Inter Parfums, Inc.	60,545	2,261,356
Medifast, Inc.	40,883	6,723,209
USANA Health Sciences, Inc. (a)	41,105	3,027,383
		12,011,948
PHARMACEUTICALS — 1.3%
AMAG Pharmaceuticals, Inc. (a)	106,811	1,004,024
Amphastar Pharmaceuticals, Inc. (a)	126,005	2,362,594
ANI Pharmaceuticals, Inc. (a)	33,963	958,096
Corcept Therapeutics, Inc. (a)	361,329	6,288,931
Elanco Animal Health, Inc. (a) (d)	34,895	—
Endo International PLC (a)	791,717	2,612,666
Innoviva, Inc. (a)	215,526	2,252,247
Lannett Co., Inc. (a) (b)	119,120	727,823
Pacira BioSciences, Inc. (a)	148,427	8,923,431
Security Description	Shares	Value
Phibro Animal Health Corp. Class A	69,827	$1,214,990
Supernus Pharmaceuticals, Inc. (a)	183,151	3,816,867
		30,161,669
PROFESSIONAL SERVICES — 1.1%
Exponent, Inc.	179,163	12,905,111
Forrester Research, Inc. (a)	38,325	1,256,677
Heidrick & Struggles International, Inc.	68,564	1,347,283
Kelly Services, Inc. Class A	117,949	2,009,851
Korn Ferry	194,553	5,642,037
Resources Connection, Inc.	103,226	1,192,260
TrueBlue, Inc. (a)	123,509	1,913,154
		26,266,373
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Marcus & Millichap, Inc. (a)	83,819	2,306,699
RE/MAX Holdings, Inc. Class A	63,890	2,091,120
Realogy Holdings Corp.	401,585	3,790,962
St. Joe Co. (a) (b)	106,927	2,205,904
		10,394,685
ROAD & RAIL — 0.9%
ArcBest Corp.	89,098	2,767,384
Heartland Express, Inc.	170,974	3,180,116
Marten Transport, Ltd.	201,431	3,287,354
Saia, Inc. (a)	90,786	11,451,746
		20,686,600
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Advanced Energy Industries, Inc. (a)	133,127	8,379,013
Axcelis Technologies, Inc. (a)	115,722	2,545,884
Brooks Automation, Inc.	256,083	11,846,399
CEVA, Inc. (a)	76,617	3,016,411
Cohu, Inc.	144,044	2,474,676
Diodes, Inc. (a)	145,821	8,231,595
DSP Group, Inc. (a)	74,460	981,383
FormFactor, Inc. (a)	267,744	6,674,858
Ichor Holdings, Ltd. (a)	81,180	1,751,053
Kulicke & Soffa Industries, Inc.	214,991	4,815,798
MaxLinear, Inc. (a)	231,240	5,374,018
Onto Innovation, Inc. (a)	168,997	5,032,731
PDF Solutions, Inc. (a)	100,604	1,882,301
Photronics, Inc. (a)	224,882	2,239,825
Power Integrations, Inc.	207,499	11,495,445
Rambus, Inc. (a)	395,319	5,411,917
SMART Global Holdings, Inc. (a)	47,977	1,311,691
Ultra Clean Holdings, Inc. (a) (b)	139,043	2,983,863
Veeco Instruments, Inc. (a)	170,934	1,994,800
		88,443,661

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
SOFTWARE — 2.6%
8x8, Inc. (a)	362,246	$5,632,925
Agilysys, Inc. (a)	71,187	1,719,878
Alarm.com Holdings, Inc. (a)	154,711	8,547,783
Bottomline Technologies DE, Inc. (a)	134,118	5,654,415
Ebix, Inc. (b)	82,065	1,690,539
LivePerson, Inc. (a) (b)	213,699	11,110,211
MicroStrategy, Inc. Class A (a)	24,938	3,754,665
OneSpan, Inc. (a)	116,101	2,433,477
Progress Software Corp.	156,519	5,741,117
SPS Commerce, Inc. (a)	121,944	9,495,779
Xperi Holding Corp.	377,206	4,334,097
		60,114,886
SPECIALTY RETAIL — 3.3%
Abercrombie & Fitch Co. Class A	217,230	3,026,014
America's Car-Mart, Inc. (a)	21,750	1,846,140
Asbury Automotive Group, Inc. (a)	67,028	6,531,879
Barnes & Noble Education, Inc. (a)	98,616	254,429
Bed Bath & Beyond, Inc. (b)	437,943	6,560,386
Boot Barn Holdings, Inc. (a) (b)	99,025	2,786,564
Buckle, Inc. (b)	98,158	2,001,442
Caleres, Inc.	132,471	1,266,423
Cato Corp. Class A	74,843	585,272
Chico's FAS, Inc.	437,215	425,192
Children's Place, Inc. (b)	49,862	1,413,588
Conn's, Inc. (a)	67,068	709,579
Designer Brands, Inc. Class A	205,978	1,118,461
GameStop Corp. Class A (a) (b)	191,601	1,954,330
Genesco, Inc. (a)	48,847	1,052,164
Group 1 Automotive, Inc.	59,636	5,271,226
Guess?, Inc.	132,157	1,535,664
Haverty Furniture Cos., Inc.	61,569	1,289,255
Hibbett Sports, Inc. (a)	56,665	2,222,401
Lumber Liquidators Holdings, Inc. (a)	98,872	2,180,128
MarineMax, Inc. (a)	74,517	1,912,851
Michaels Cos., Inc. (a) (b)	252,751	2,440,311
Monro, Inc.	115,690	4,693,543
ODP Corp.	180,835	3,517,241
Rent-A-Center, Inc.	168,398	5,033,416
Shoe Carnival, Inc. (b)	29,331	984,935
Signet Jewelers, Ltd. (b)	179,626	3,359,006
Sleep Number Corp. (a)	96,407	4,715,266
Sonic Automotive, Inc. Class A (b)	84,098	3,377,376
Zumiez, Inc. (a)	72,032	2,003,930
		76,068,412
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
3D Systems Corp. (a) (b)	422,085	2,072,438
Security Description	Shares	Value
Diebold Nixdorf, Inc. (a) (b)	273,155	$2,086,904
		4,159,342
TEXTILES, APPAREL & LUXURY GOODS — 1.9%
Capri Holdings, Ltd. (a)	522,097	9,397,746
Crocs, Inc. (a)	234,208	10,007,708
Fossil Group, Inc. (a)	165,696	951,095
G-III Apparel Group, Ltd. (a)	148,168	1,942,482
Kontoor Brands, Inc. (a) (b)	162,856	3,941,115
Movado Group, Inc.	60,333	599,710
Oxford Industries, Inc.	57,342	2,314,323
Steven Madden, Ltd.	268,781	5,241,230
Unifi, Inc. (a)	50,851	652,927
Vera Bradley, Inc. (a)	79,504	485,769
Wolverine World Wide, Inc.	284,432	7,349,723
		42,883,828
THRIFTS & MORTGAGE FINANCE — 1.7%
Axos Financial, Inc. (a)	180,057	4,197,129
Flagstar Bancorp, Inc.	146,521	4,341,417
HomeStreet, Inc.	77,781	2,003,638
Meta Financial Group, Inc.	119,290	2,292,754
Mr Cooper Group, Inc. (a)	252,594	5,637,898
NMI Holdings, Inc. Class A (a)	294,750	5,246,550
Northfield Bancorp, Inc.	164,672	1,501,809
Northwest Bancshares, Inc.	440,258	4,050,374
Provident Financial Services, Inc.	251,892	3,073,082
TrustCo Bank Corp. NY	339,701	1,773,239
Walker & Dunlop, Inc.	100,548	5,329,044
		39,446,934
TOBACCO — 0.3%
Universal Corp.	84,090	3,521,689
Vector Group, Ltd.	438,336	4,247,476
		7,769,165
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	134,428	7,406,983
DXP Enterprises, Inc. (a)	57,313	924,458
Foundation Building Materials, Inc. (a)	77,415	1,216,964
GMS, Inc. (a)	148,661	3,582,730
NOW, Inc. (a)	385,663	1,750,910
Veritiv Corp. (a)	44,489	563,231
		15,445,276
WATER UTILITIES — 0.7%
American States Water Co.	128,079	9,599,521
California Water Service Group	171,626	7,457,150
		17,056,671
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Shenandoah Telecommunications Co.	173,122	7,692,676

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Spok Holdings, Inc.	64,751	$615,782
		8,308,458
TOTAL COMMON STOCKS (Cost $2,554,759,421)		2,324,195,422
RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Alder Biopharmaceuticals, Inc. (a)	9,352	8,230
Omthera Pharmaceuticals, Inc. (CVR) (a) (d)	24	—
Tobira Therapeutics, Inc. (CVR) (a)	740	10,486
		18,716
DIVERSIFIED FINANCIAL SERVICES — 0.0% (c)
NewStar Financial, Inc. (CVR) (a)	4,067	346
MEDIA — 0.0% (c)
Media General, Inc. (CVR) (a)	10,713	1,071
TOTAL RIGHTS (Cost $8,274)		20,133
WARRANTS — 0.0% (c)
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Battalion Oil Corp. (expiring 10/08/22) (a)	1,596	—
Battalion Oil Corp. (expiring 10/08/22) (a)	1,277	—
Battalion Oil Corp. (expiring 10/08/22) (a) (b)	2,055	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e) (f)	2,091,650	2,092,069
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	84,753,431	$84,753,431
TOTAL SHORT-TERM INVESTMENTS (Cost $86,845,581)		86,845,500
TOTAL INVESTMENTS — 104.5% (Cost $2,641,613,276)		2,411,061,055
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(103,412,667)
NET ASSETS — 100.0%		$2,307,648,388
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securites is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At September 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	46	12/18/2020	$3,455,397	$3,460,120	$4,723
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,324,195,288	$134	$0(a)	$2,324,195,422
Rights	—	20,133	0(a)	20,133
Warrants	—	0(b)	—	0
Short-Term Investments	86,845,500	—	—	86,845,500
TOTAL INVESTMENTS	$2,411,040,788	$20,267	$0	$2,411,061,055
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	4,723	—	—	4,723
TOTAL OTHER FINANCIAL INSTRUMENTS:	$4,723	$—	$—	$4,723
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,411,045,511	$20,267	$—	$2,411,065,778
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2020.
(b)	Fund held Level 2 securities that were valued at $0 at September 30, 2020
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,059,861	$2,060,685	$23,174,838	$23,142,601	$(772)	$(81)	2,091,650	$2,092,069	$1,402
State Street Navigator Securities Lending Portfolio II	91,647,196	91,647,196	89,205,589	96,099,354	—	—	84,753,431	84,753,431	334,888
Total		$93,707,881	$112,380,427	$119,241,955	$(772)	$(81)		$86,845,500	$336,290
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	4,308	$80,990
Aerojet Rocketdyne Holdings, Inc. (a)	8,746	348,878
AeroVironment, Inc. (a)	2,244	134,662
Axon Enterprise, Inc. (a)	7,974	723,242
Boeing Co.	65,047	10,749,667
Cubic Corp.	3,985	231,807
Curtiss-Wright Corp.	5,150	480,289
General Dynamics Corp.	28,473	3,941,517
Hexcel Corp.	10,178	341,472
Howmet Aerospace, Inc.	47,182	788,883
Huntington Ingalls Industries, Inc.	4,855	683,341
Kaman Corp.	4,070	158,608
L3Harris Technologies, Inc.	26,827	4,556,298
Lockheed Martin Corp.	30,096	11,535,195
Mercury Systems, Inc. (a)	6,161	477,231
Moog, Inc. Class A	4,018	255,264
National Presto Industries, Inc.	108	8,841
Northrop Grumman Corp.	18,908	5,965,285
Park Aerospace Corp.	7,142	77,991
Raytheon Technologies Corp.	185,522	10,674,936
Teledyne Technologies, Inc. (a)	4,622	1,433,791
Textron, Inc.	27,559	994,604
TransDigm Group, Inc.	6,157	2,925,314
Triumph Group, Inc.	8,219	53,506
		57,621,612
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	4,246	258,582
C.H. Robinson Worldwide, Inc.	16,472	1,683,274
Echo Global Logistics, Inc. (a)	2,112	54,426
Expeditors International of Washington, Inc.	20,494	1,855,117
FedEx Corp.	29,254	7,357,966
Forward Air Corp.	4,163	238,873
Hub Group, Inc. Class A (a)	4,262	213,931
United Parcel Service, Inc. Class B	85,013	14,165,716
XPO Logistics, Inc. (a) (b)	11,305	957,081
		26,784,966
AIRLINES — 0.2%
Alaska Air Group, Inc.	15,109	553,443
Allegiant Travel Co.	1,544	184,971
American Airlines Group, Inc. (b)	47,221	580,346
Delta Air Lines, Inc.	70,050	2,142,129
Hawaiian Holdings, Inc.	5,026	64,785
JetBlue Airways Corp. (a)	34,939	395,859
SkyWest, Inc.	6,256	186,804
Southwest Airlines Co.	67,683	2,538,113
United Airlines Holdings, Inc. (a)	26,572	923,377
		7,569,827
Security Description	Shares	Value
AUTO COMPONENTS — 0.2%
Adient PLC (a)	10,512	$182,173
American Axle & Manufacturing Holdings, Inc. (a)	9,891	57,071
Aptiv PLC	31,090	2,850,331
BorgWarner, Inc.	25,039	970,011
Cooper Tire & Rubber Co.	8,383	265,741
Cooper-Standard Holdings, Inc. (a)	2,144	28,322
Dana, Inc.	20,876	257,192
Delphi Technologies PLC (a)	10,412	173,985
Dorman Products, Inc. (a)	4,166	376,523
Fox Factory Holding Corp. (a)	3,983	296,056
Gentex Corp.	30,817	793,538
Gentherm, Inc. (a)	4,015	164,214
Goodyear Tire & Rubber Co.	31,594	242,326
LCI Industries	3,330	353,946
Lear Corp.	6,570	716,458
Motorcar Parts of America, Inc. (a)	699	10,876
Standard Motor Products, Inc.	1,912	85,371
Visteon Corp. (a)	3,321	229,880
		8,054,014
AUTOMOBILES — 0.2%
Ford Motor Co.	472,867	3,149,294
General Motors Co.	152,464	4,511,410
Harley-Davidson, Inc.	18,556	455,364
Thor Industries, Inc.	6,067	577,943
Winnebago Industries, Inc.	4,063	209,935
		8,903,946
BANKS — 3.5%
Allegiance Bancshares, Inc.	1,953	45,642
Ameris Bancorp	6,178	140,735
Associated Banc-Corp.	19,294	243,490
Banc of California, Inc.	6,179	62,531
BancFirst Corp.	2,202	89,930
BancorpSouth Bank	12,292	238,219
Bank of America Corp.	921,208	22,191,901
Bank of Hawaii Corp.	4,756	240,273
Bank OZK	15,624	333,104
BankUnited, Inc.	11,248	246,444
Banner Corp.	3,836	123,749
Berkshire Hills Bancorp, Inc.	5,317	53,755
Boston Private Financial Holdings, Inc.	10,236	56,503
Brookline Bancorp, Inc.	10,339	89,381
Cadence BanCorp	11,267	96,784
Cathay General Bancorp	10,315	223,629
Central Pacific Financial Corp.	4,130	56,044
CIT Group, Inc.	12,625	223,589
Citigroup, Inc.	254,250	10,960,717
Citizens Financial Group, Inc.	52,682	1,331,801
City Holding Co.	2,091	120,463
Columbia Banking System, Inc.	6,365	151,805
Comerica, Inc.	17,389	665,129

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Commerce Bancshares, Inc.	12,587	$708,522
Community Bank System, Inc.	6,052	329,592
Cullen/Frost Bankers, Inc.	6,886	440,360
Customers Bancorp, Inc. (a)	4,191	46,939
CVB Financial Corp.	14,237	236,761
Dime Community Bancshares, Inc.	4,169	47,151
Eagle Bancorp, Inc.	4,308	115,411
East West Bancorp, Inc.	17,689	579,138
FB Financial Corp.	1,933	48,557
Fifth Third Bancorp	86,303	1,839,980
First BanCorp	27,139	141,666
First Commonwealth Financial Corp.	12,330	95,434
First Financial Bancorp	10,360	124,372
First Financial Bankshares, Inc.	16,617	463,780
First Hawaiian, Inc.	15,855	229,422
First Horizon National Corp.	67,178	633,489
First Midwest Bancorp, Inc.	14,571	157,075
First Republic Bank	20,685	2,255,906
FNB Corp.	39,463	267,559
Fulton Financial Corp.	20,012	186,712
Glacier Bancorp, Inc.	10,337	331,301
Great Western Bancorp, Inc.	8,233	102,501
Hancock Whitney Corp.	11,072	208,264
Hanmi Financial Corp.	4,190	34,400
Heritage Financial Corp.	4,084	75,105
Home BancShares, Inc.	18,744	284,159
Hope Bancorp, Inc.	16,546	125,501
Huntington Bancshares, Inc.	125,470	1,150,560
Independent Bank Corp.	4,545	238,067
Independent Bank Group, Inc.	6,126	270,647
International Bancshares Corp.	6,295	164,048
JPMorgan Chase & Co.	368,651	35,490,032
KeyCorp	119,535	1,426,053
M&T Bank Corp.	15,989	1,472,427
National Bank Holdings Corp. Class A	4,210	110,512
NBT Bancorp, Inc.	6,096	163,495
OFG Bancorp	5,731	71,408
Old National Bancorp	16,708	209,852
Pacific Premier Bancorp, Inc.	12,536	252,475
PacWest Bancorp	14,592	249,231
Park National Corp. (b)	1,702	139,496
People's United Financial, Inc.	49,726	512,675
Pinnacle Financial Partners, Inc.	8,675	308,743
PNC Financial Services Group, Inc.	50,765	5,579,581
Preferred Bank	1,652	53,062
Prosperity Bancshares, Inc.	11,613	601,902
Regions Financial Corp.	116,975	1,348,722
S&T Bancorp, Inc.	4,168	73,732
Seacoast Banking Corp. of Florida (a)	3,880	69,956
ServisFirst Bancshares, Inc.	6,107	207,821
Signature Bank	6,212	515,534
Security Description	Shares	Value
Simmons First National Corp. Class A	13,763	$218,212
Southside Bancshares, Inc.	4,060	99,186
Sterling Bancorp	25,004	263,042
SVB Financial Group (a)	6,055	1,456,954
Synovus Financial Corp.	17,770	376,191
TCF Financial Corp.	19,377	452,647
Texas Capital Bancshares, Inc. (a)	6,281	195,528
Tompkins Financial Corp.	1,974	112,143
Triumph Bancorp, Inc. (a)	1,991	62,000
Truist Financial Corp.	162,890	6,197,964
Trustmark Corp.	8,373	179,266
UMB Financial Corp.	3,865	189,424
Umpqua Holdings Corp.	26,745	284,032
United Bankshares, Inc.	12,374	265,670
United Community Banks, Inc.	8,393	142,093
US Bancorp	165,192	5,922,133
Valley National Bancorp	45,881	314,285
Veritex Holdings, Inc.	3,720	63,352
Webster Financial Corp.	12,362	326,480
Wells Fargo & Co.	500,372	11,763,746
Westamerica Bancorporation	2,192	119,135
Wintrust Financial Corp.	6,304	252,475
Zions Bancorp NA	20,585	601,494
		128,632,158
BEVERAGES — 1.6%
Boston Beer Co., Inc. Class A (a)	978	863,926
Brown-Forman Corp. Class B	22,237	1,674,891
Coca-Cola Co.	468,213	23,115,676
Coca-Cola Consolidated, Inc.	486	116,971
Constellation Brands, Inc. Class A	20,476	3,880,407
MGP Ingredients, Inc.	1,983	78,804
Molson Coors Beverage Co. Class B	23,028	772,820
Monster Beverage Corp. (a)	46,301	3,713,340
National Beverage Corp. (a) (b)	2,247	152,818
PepsiCo, Inc.	167,310	23,189,166
		57,558,819
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	213,985	18,742,946
Alexion Pharmaceuticals, Inc. (a)	26,889	3,076,908
Amgen, Inc.	70,666	17,960,471
Anika Therapeutics, Inc. (a)	2,081	73,647
Arrowhead Pharmaceuticals, Inc. (a)	11,118	478,741
Biogen, Inc. (a)	18,890	5,358,715
Coherus Biosciences, Inc. (a) (b)	7,268	133,295
Cytokinetics, Inc. (a)	6,295	136,287
Eagle Pharmaceuticals, Inc. (a)	1,956	83,091
Emergent BioSolutions, Inc. (a)	4,102	423,860
Enanta Pharmaceuticals, Inc. (a)	2,100	96,138
Exelixis, Inc. (a)	36,821	900,273
Gilead Sciences, Inc.	153,624	9,707,501
Incyte Corp. (a)	21,798	1,956,153

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Ligand Pharmaceuticals, Inc. (a) (b)	2,451	$233,629
Momenta Pharmaceuticals, Inc. (a)	11,740	616,115
Myriad Genetics, Inc. (a)	10,280	134,051
Progenic Pharmaceuticals, Inc. (a)	11,119	475
Regeneron Pharmaceuticals, Inc. (a)	12,245	6,854,506
REGENXBIO, Inc. (a)	4,096	112,722
Spectrum Pharmaceuticals, Inc. (a)	7,587	30,955
United Therapeutics Corp. (a)	5,360	541,360
Vanda Pharmaceuticals, Inc. (a)	6,040	58,346
Vertex Pharmaceuticals, Inc. (a)	31,071	8,455,040
Xencor, Inc. (a) (b)	6,629	257,139
		76,422,364
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	16,760	884,928
AAON, Inc.	4,164	250,881
Allegion PLC	11,412	1,128,761
American Woodmark Corp. (a)	2,031	159,515
Apogee Enterprises, Inc.	4,114	87,916
Builders FirstSource, Inc. (a)	14,208	463,465
Carrier Global Corp.	98,530	3,009,106
Fortune Brands Home & Security, Inc.	16,693	1,444,278
Gibraltar Industries, Inc. (a)	3,995	260,234
Griffon Corp.	6,128	119,741
Insteel Industries, Inc.	2,124	39,719
Johnson Controls International PLC	93,406	3,815,635
Lennox International, Inc.	4,353	1,186,671
Masco Corp.	34,568	1,905,734
Owens Corning	13,364	919,577
Patrick Industries, Inc.	2,471	142,132
PGT Innovations, Inc. (a)	6,230	109,150
Quanex Building Products Corp.	4,285	79,015
Resideo Technologies, Inc. (a)	12,819	141,009
Simpson Manufacturing Co., Inc.	4,812	467,534
Trane Technologies PLC	29,232	3,544,380
Trex Co., Inc. (a)	14,048	1,005,837
UFP Industries, Inc.	7,552	426,764
		21,591,982
CAPITAL MARKETS — 2.5%
Affiliated Managers Group, Inc.	6,084	416,024
Ameriprise Financial, Inc.	15,250	2,350,178
Bank of New York Mellon Corp.	101,945	3,500,791
BlackRock, Inc.	17,301	9,749,979
Blucora, Inc. (a)	6,164	58,065
Brightsphere Investment Group, Inc.	7,200	92,880
Cboe Global Markets, Inc.	13,088	1,148,341
Charles Schwab Corp.	138,796	5,028,579
CME Group, Inc.	43,675	7,307,264
Security Description	Shares	Value
Donnelley Financial Solutions, Inc. (a)	4,205	$56,179
E*TRADE Financial Corp.	27,605	1,381,630
Eaton Vance Corp.	13,616	519,450
Evercore, Inc. Class A	4,228	276,765
FactSet Research Systems, Inc.	4,678	1,566,569
Federated Hermes, Inc.	11,477	246,870
Franklin Resources, Inc.	33,800	687,830
Goldman Sachs Group, Inc.	41,785	8,397,531
Greenhill & Co., Inc.	6,487	73,627
Interactive Brokers Group, Inc. Class A	9,445	456,477
Intercontinental Exchange, Inc.	67,631	6,766,482
Invesco, Ltd.	45,284	516,690
Janus Henderson Group PLC	18,759	407,445
MarketAxess Holdings, Inc.	4,484	2,159,450
Moody's Corp.	19,772	5,730,914
Morgan Stanley	143,756	6,950,603
MSCI, Inc.	10,181	3,632,377
Nasdaq, Inc.	13,877	1,702,847
Northern Trust Corp.	25,904	2,019,735
Piper Sandler Cos.	2,116	154,468
Raymond James Financial, Inc.	15,097	1,098,458
S&P Global, Inc.	29,535	10,650,321
SEI Investments Co.	15,146	768,205
State Street Corp. (c)	43,137	2,559,318
Stifel Financial Corp.	8,143	411,710
StoneX Group, Inc. (a)	2,086	106,720
T Rowe Price Group, Inc.	28,329	3,632,344
Virtus Investment Partners, Inc.	950	131,718
Waddell & Reed Financial, Inc. Class A (b)	8,426	125,126
WisdomTree Investments, Inc.	14,400	46,080
		92,886,040
CHEMICALS — 1.9%
AdvanSix, Inc. (a)	4,063	52,331
Air Products & Chemicals, Inc.	26,804	7,983,839
Albemarle Corp.	11,894	1,061,896
American Vanguard Corp.	7,715	101,375
Ashland Global Holdings, Inc.	7,348	521,120
Avient Corp.	9,032	238,987
Balchem Corp.	4,174	407,508
Cabot Corp.	8,235	296,707
Celanese Corp.	15,095	1,621,958
CF Industries Holdings, Inc.	26,288	807,304
Chemours Co.	23,192	484,945
Corteva, Inc.	90,827	2,616,726
Dow, Inc.	90,140	4,241,087
DuPont de Nemours, Inc.	90,075	4,997,361
Eastman Chemical Co.	16,604	1,297,104
Ecolab, Inc.	30,202	6,035,568
Ferro Corp. (a)	10,091	125,128
FMC Corp.	15,695	1,662,257
FutureFuel Corp.	4,040	45,935
GCP Applied Technologies, Inc. (a)	6,389	133,849

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Hawkins, Inc.	1,941	$89,480
HB Fuller Co.	6,361	291,207
Ingevity Corp. (a)	5,490	271,426
Innospec, Inc.	2,846	180,209
International Flavors & Fragrances, Inc.	13,020	1,594,299
Koppers Holdings, Inc. (a)	2,202	46,044
Kraton Corp. (a)	4,150	73,953
Linde PLC (a)	63,648	15,156,498
Livent Corp. (a) (b)	17,747	159,191
LyondellBasell Industries NV Class A	31,286	2,205,350
Minerals Technologies, Inc.	4,232	216,255
Mosaic Co.	44,824	818,934
NewMarket Corp.	737	252,290
Olin Corp.	21,415	265,118
PPG Industries, Inc.	28,783	3,513,829
Quaker Chemical Corp. (b)	1,544	277,472
Rayonier Advanced Materials, Inc. (a)	34,127	109,206
RPM International, Inc.	15,670	1,298,103
Scotts Miracle-Gro Co.	4,716	721,124
Sensient Technologies Corp.	5,146	297,130
Sherwin-Williams Co.	9,795	6,824,568
Stepan Co.	2,206	240,454
Tredegar Corp.	2,863	42,573
Trinseo SA	6,184	158,558
Valvoline, Inc.	22,821	434,512
		70,270,768
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	8,094	296,726
Brady Corp. Class A	6,234	249,485
Brink's Co.	6,259	257,182
Cintas Corp.	10,066	3,350,267
Clean Harbors, Inc. (a)	6,362	356,463
Copart, Inc. (a)	24,811	2,609,125
Deluxe Corp.	6,309	162,331
Harsco Corp. (a)	10,462	145,526
Healthcare Services Group, Inc.	10,305	221,867
Herman Miller, Inc.	8,302	250,388
HNI Corp.	5,132	161,042
IAA, Inc. (a)	16,318	849,678
Interface, Inc.	8,253	50,508
KAR Auction Services, Inc.	15,524	223,546
Matthews International Corp. Class A	4,158	92,973
MSA Safety, Inc.	4,244	569,417
Pitney Bowes, Inc.	40,897	217,163
Republic Services, Inc.	25,657	2,395,081
Rollins, Inc. (b)	15,656	848,399
RR Donnelley & Sons Co.	37,174	54,274
Stericycle, Inc. (a)	10,693	674,301
Team, Inc. (a)	3,651	20,081
Tetra Tech, Inc.	6,561	626,575
UniFirst Corp.	1,984	375,710
Security Description	Shares	Value
US Ecology, Inc.	1,878	$61,354
Viad Corp.	2,212	46,076
Waste Management, Inc.	47,279	5,350,564
		20,516,102
COMMUNICATIONS EQUIPMENT — 0.8%
ADTRAN, Inc.	6,410	65,735
Applied Optoelectronics, Inc. (a) (b)	4,262	47,947
Arista Networks, Inc. (a)	6,498	1,344,631
CalAmp Corp. (a)	4,268	30,687
Ciena Corp. (a)	18,633	739,544
Cisco Systems, Inc.	514,966	20,284,511
Comtech Telecommunications Corp.	2,806	39,284
Digi International, Inc. (a)	4,067	63,567
Extreme Networks, Inc. (a)	15,109	60,738
F5 Networks, Inc. (a)	7,406	909,235
Harmonic, Inc. (a)	16,414	91,590
InterDigital, Inc.	4,308	245,814
Juniper Networks, Inc.	40,333	867,159
Lumentum Holdings, Inc. (a)	9,508	714,336
Motorola Solutions, Inc.	20,690	3,244,399
NETGEAR, Inc. (a)	4,318	133,081
NetScout Systems, Inc. (a)	8,229	179,639
Plantronics, Inc. (b)	4,384	51,907
ViaSat, Inc. (a)	6,299	216,623
Viavi Solutions, Inc. (a)	31,780	372,779
		29,703,206
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	18,931	792,073
Aegion Corp. (a)	4,318	61,013
Arcosa, Inc.	6,234	274,857
Comfort Systems USA, Inc.	4,212	216,960
Dycom Industries, Inc. (a)	4,150	219,203
EMCOR Group, Inc.	6,770	458,397
Fluor Corp.	20,045	176,597
Granite Construction, Inc.	6,451	113,602
Jacobs Engineering Group, Inc.	16,634	1,543,136
MasTec, Inc. (a)	7,393	311,985
MYR Group, Inc. (a)	2,170	80,681
Quanta Services, Inc.	16,940	895,448
Valmont Industries, Inc.	1,934	240,164
		5,384,116
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	5,008	432,291
Martin Marietta Materials, Inc.	7,715	1,815,802
US Concrete, Inc. (a)	2,064	59,939
Vulcan Materials Co.	16,073	2,178,534
		4,486,566
CONSUMER FINANCE — 0.5%
American Express Co.	78,321	7,851,680
Capital One Financial Corp.	56,392	4,052,329
Discover Financial Services	38,165	2,205,174
Encore Capital Group, Inc. (a)	4,008	154,669

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Enova International, Inc. (a)	3,110	$50,973
EZCORP, Inc. Class A (a)	6,208	31,226
FirstCash, Inc.	5,142	294,174
Green Dot Corp. Class A (a)	6,104	308,923
LendingTree, Inc. (a) (b)	735	225,564
Navient Corp.	26,188	221,289
PRA Group, Inc. (a) (b)	6,323	252,604
SLM Corp.	51,038	412,897
Synchrony Financial	63,661	1,666,008
World Acceptance Corp. (a) (b)	759	80,113
		17,807,623
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	196,757	2,174,165
AptarGroup, Inc.	7,867	890,544
Avery Dennison Corp.	10,378	1,326,724
Ball Corp.	39,783	3,306,763
Greif, Inc. Class A	1,266	45,842
International Paper Co.	47,536	1,927,110
Myers Industries, Inc.	4,065	53,780
O-I Glass, Inc.	23,329	247,054
Packaging Corp. of America	11,646	1,269,996
Sealed Air Corp.	18,637	723,302
Silgan Holdings, Inc.	9,555	351,337
Sonoco Products Co.	12,556	641,235
Westrock Co.	31,164	1,082,637
		14,040,489
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	6,188	179,019
Genuine Parts Co.	17,556	1,670,805
LKQ Corp. (a)	37,158	1,030,391
Pool Corp.	4,798	1,605,123
		4,485,338
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	8,329	204,394
American Public Education, Inc. (a)	2,094	59,030
Graham Holdings Co. Class B	286	115,575
Grand Canyon Education, Inc. (a)	6,310	504,421
H&R Block, Inc.	23,846	388,451
Perdoceo Education Corp. (a)	8,344	102,131
Regis Corp. (a) (b)	6,283	38,578
Service Corp. International	22,355	942,934
Strategic Education, Inc.	2,816	257,580
WW International, Inc. (a)	5,712	107,785
		2,720,879
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. Class B (a)	240,758	51,267,008
Calamos Asset Management, Inc. Class A (a) (d)	340	—
Security Description	Shares	Value
Jefferies Financial Group, Inc.	27,708	$498,744
		51,765,752
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc.	861,027	24,547,880
ATN International, Inc.	1,981	99,327
CenturyLink, Inc.	119,119	1,201,911
Cincinnati Bell, Inc. (a)	7,758	116,370
Cogent Communications Holdings, Inc.	5,017	301,271
Consolidated Communications Holdings, Inc. (a)	18,616	105,925
Iridium Communications, Inc. (a)	10,263	262,527
Verizon Communications, Inc.	501,935	29,860,113
Vonage Holdings Corp. (a)	27,712	283,494
		56,778,818
ELECTRIC UTILITIES — 1.8%
ALLETE, Inc.	6,128	317,063
Alliant Energy Corp.	29,334	1,515,101
American Electric Power Co., Inc.	59,886	4,894,483
Duke Energy Corp.	88,434	7,831,715
Edison International	43,683	2,220,844
Entergy Corp.	23,748	2,339,890
Evergy, Inc.	27,504	1,397,753
Eversource Energy	39,345	3,287,275
Exelon Corp.	118,112	4,223,685
FirstEnergy Corp.	64,806	1,860,580
Hawaiian Electric Industries, Inc.	13,373	444,519
IDACORP, Inc.	6,306	503,849
NextEra Energy, Inc.	59,434	16,496,501
NRG Energy, Inc.	28,607	879,379
OGE Energy Corp.	24,221	726,388
Pinnacle West Capital Corp.	13,556	1,010,600
PNM Resources, Inc.	10,369	428,551
PPL Corp.	94,942	2,583,372
Southern Co.	127,493	6,912,670
Xcel Energy, Inc.	63,625	4,390,761
		64,264,979
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	5,255	537,849
AMETEK, Inc.	27,674	2,750,796
AZZ, Inc.	4,076	139,073
Eaton Corp. PLC	47,843	4,881,421
Emerson Electric Co.	74,140	4,861,360
Encore Wire Corp.	2,212	102,681
EnerSys	5,050	338,956
Generac Holdings, Inc. (a)	7,708	1,492,577
Hubbell, Inc.	6,150	841,566
nVent Electric PLC	18,796	332,501
Powell Industries, Inc.	3,216	77,602
Regal Beloit Corp.	4,890	459,024
Rockwell Automation, Inc.	13,980	3,085,107
Sunrun, Inc. (a) (b)	9,681	746,115

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Vicor Corp. (a)	2,133	$165,798
		20,812,426
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A	36,022	3,900,102
Arlo Technologies, Inc. (a)	8,442	44,405
Arrow Electronics, Inc. (a)	10,560	830,650
Avnet, Inc.	13,292	343,465
Badger Meter, Inc.	4,201	274,619
Bel Fuse, Inc. Class B	4,792	51,179
Belden, Inc.	4,536	141,160
Benchmark Electronics, Inc.	4,371	88,076
CDW Corp.	17,338	2,072,411
Cognex Corp.	20,948	1,363,715
Coherent, Inc. (a)	3,252	360,744
Corning, Inc.	93,475	3,029,525
CTS Corp.	4,169	91,843
Daktronics, Inc.	3,936	15,587
ePlus, Inc. (a)	2,059	150,719
Fabrinet (a)	4,338	273,424
FARO Technologies, Inc. (a)	2,114	128,912
FLIR Systems, Inc.	16,374	587,008
II-VI, Inc. (a) (b)	9,251	375,221
Insight Enterprises, Inc. (a)	4,083	231,016
IPG Photonics Corp. (a)	4,220	717,273
Itron, Inc. (a)	4,588	278,675
Jabil, Inc.	16,999	582,386
Keysight Technologies, Inc. (a)	22,733	2,245,566
Knowles Corp. (a)	13,164	196,144
Littelfuse, Inc.	2,841	503,823
Methode Electronics, Inc.	3,864	110,124
MTS Systems Corp.	2,121	40,532
National Instruments Corp.	15,131	540,177
OSI Systems, Inc. (a)	2,202	170,897
PC Connection, Inc.	1,983	81,422
Plexus Corp. (a)	4,212	297,494
Rogers Corp. (a)	2,116	207,495
Sanmina Corp. (a)	10,186	275,531
ScanSource, Inc. (a)	4,044	80,192
SYNNEX Corp.	4,933	690,916
TE Connectivity, Ltd.	40,483	3,956,808
Trimble, Inc. (a)	30,229	1,472,152
TTM Technologies, Inc. (a)	12,030	137,262
Vishay Intertechnology, Inc.	16,910	263,289
Zebra Technologies Corp. Class A (a)	6,257	1,579,642
		28,781,581
ENERGY EQUIPMENT & SERVICES — 0.2%
Archrock, Inc.	9,858	53,036
Baker Hughes Co.	78,921	1,048,860
Bristow Group, Inc. (a)	3,177	67,511
ChampionX Corp. (a)	15,677	125,259
Core Laboratories NV	5,356	81,733
DMC Global, Inc. (b)	2,003	65,979
Dril-Quip, Inc. (a)	4,089	101,244
Security Description	Shares	Value
Exterran Corp. (a)	4,293	$17,859
Geospace Technologies Corp. (a)	711	4,394
Halliburton Co.	106,506	1,283,397
Helix Energy Solutions Group, Inc. (a) (b)	16,818	40,531
Helmerich & Payne, Inc.	14,355	210,301
Matrix Service Co. (a)	4,097	34,210
Nabors Industries, Ltd. (b)	795	19,430
National Oilwell Varco, Inc.	46,938	425,258
Newpark Resources, Inc. (a)	12,444	13,066
Oceaneering International, Inc. (a)	12,440	43,789
Oil States International, Inc. (a)	7,727	21,095
Patterson-UTI Energy, Inc.	23,683	67,497
ProPetro Holding Corp. (a)	10,289	41,773
RPC, Inc. (a) (b)	8,420	22,229
Schlumberger, Ltd.	168,197	2,617,145
SEACOR Holdings, Inc. (a)	2,202	64,034
TechnipFMC PLC	50,945	321,463
US Silica Holdings, Inc.	12,594	37,782
		6,828,875
ENTERTAINMENT — 1.9%
Activision Blizzard, Inc.	93,386	7,559,597
Cinemark Holdings, Inc. (b)	14,655	146,550
Electronic Arts, Inc. (a)	35,440	4,621,730
Glu Mobile, Inc. (a)	16,071	123,345
Live Nation Entertainment, Inc. (a)	16,972	914,451
Marcus Corp.	1,826	14,115
Netflix, Inc. (a)	53,783	26,893,114
Take-Two Interactive Software, Inc. (a)	13,067	2,158,930
Walt Disney Co.	218,436	27,103,539
World Wrestling Entertainment, Inc. Class A (b)	5,813	235,252
		69,770,623
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.0%
Acadia Realty Trust REIT	10,437	109,589
Agree Realty Corp. REIT	5,991	381,267
Alexander & Baldwin, Inc. REIT (a)	7,545	84,579
Alexandria Real Estate Equities, Inc. REIT	14,800	2,368,000
American Assets Trust, Inc. REIT	5,927	142,781
American Campus Communities, Inc. REIT	16,814	587,145
American Tower Corp. REIT	53,833	13,013,051
Apartment Investment and Management Co. Class A REIT	18,074	609,455
Armada Hoffler Properties, Inc. REIT	5,845	54,125
AvalonBay Communities, Inc. REIT	16,782	2,506,224
Boston Properties, Inc. REIT	17,408	1,397,862
Brandywine Realty Trust REIT (b)	20,772	214,783

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Brixmor Property Group, Inc. REIT	36,268	$423,973
Camden Property Trust REIT	12,149	1,081,018
CareTrust REIT, Inc.	12,071	214,803
Chatham Lodging Trust REIT	5,795	44,158
Community Healthcare Trust, Inc. REIT	2,103	98,336
CoreCivic, Inc. REIT	17,354	138,832
CoreSite Realty Corp. REIT	3,909	464,702
Corporate Office Properties Trust REIT	14,296	339,101
Cousins Properties, Inc. REIT	17,785	508,473
Crown Castle International Corp. REIT	50,616	8,427,564
CyrusOne, Inc. REIT	13,615	953,458
DiamondRock Hospitality Co. REIT	27,404	138,938
Digital Realty Trust, Inc. REIT	31,988	4,694,559
Diversified Healthcare Trust REIT	34,707	122,169
Douglas Emmett, Inc. REIT	21,304	534,730
Duke Realty Corp. REIT	44,624	1,646,626
Easterly Government Properties, Inc. REIT	6,160	138,046
EastGroup Properties, Inc. REIT	4,886	631,906
EPR Properties REIT	10,326	283,965
Equinix, Inc. REIT	10,787	8,199,522
Equity Residential REIT	42,239	2,168,128
Essential Properties Realty Trust, Inc. REIT	12,307	225,464
Essex Property Trust, Inc. REIT	7,672	1,540,461
Extra Space Storage, Inc. REIT	15,659	1,675,356
Federal Realty Investment Trust REIT	8,460	621,302
First Industrial Realty Trust, Inc. REIT	16,404	652,879
Four Corners Property Trust, Inc. REIT	8,246	211,015
Franklin Street Properties Corp. REIT	13,104	47,961
GEO Group, Inc. REIT	17,418	197,520
Getty Realty Corp. REIT	4,280	111,323
Global Net Lease, Inc. REIT	10,195	162,101
Healthcare Realty Trust, Inc. REIT	16,784	505,534
Healthpeak Properties, Inc. REIT	60,023	1,629,624
Hersha Hospitality Trust REIT	7,526	41,694
Highwoods Properties, Inc. REIT	12,641	424,358
Host Hotels & Resorts, Inc. REIT	87,028	939,032
Hudson Pacific Properties, Inc. REIT	18,745	411,078
Independence Realty Trust, Inc. REIT (b)	10,313	119,528
Industrial Logistics Properties Trust REIT	5,363	117,289
Innovative Industrial Properties, Inc. REIT (b)	1,363	169,162
Investors Real Estate Trust REIT	428	27,893
Security Description	Shares	Value
Iron Mountain, Inc. REIT (b)	33,931	$909,012
iStar, Inc. REIT (b)	10,501	124,017
JBG SMITH Properties REIT	14,332	383,238
Kilroy Realty Corp. REIT	11,761	611,102
Kimco Realty Corp. REIT	51,159	576,050
Kite Realty Group Trust REIT	10,112	117,097
Lamar Advertising Co. Class A REIT	10,443	691,013
Lexington Realty Trust REIT	30,106	314,608
Life Storage, Inc. REIT	4,889	514,665
LTC Properties, Inc. REIT	6,095	212,472
Macerich Co. REIT (b)	13,867	94,157
Mack-Cali Realty Corp. REIT	12,462	157,270
Medical Properties Trust, Inc. REIT	62,917	1,109,227
Mid-America Apartment Communities, Inc. REIT	13,773	1,596,979
National Retail Properties, Inc. REIT	20,951	723,019
National Storage Affiliates Trust REIT (b)	7,834	256,250
NexPoint Residential Trust, Inc. REIT	1,782	79,032
Office Properties Income Trust REIT	5,944	123,160
Omega Healthcare Investors, Inc. REIT	28,025	839,069
Park Hotels & Resorts, Inc. REIT	29,155	291,258
Pebblebrook Hotel Trust REIT	17,938	224,763
Physicians Realty Trust REIT	23,876	427,619
PotlatchDeltic Corp. REIT	8,514	358,439
Prologis, Inc. REIT	89,686	9,024,205
PS Business Parks, Inc. REIT	2,183	267,177
Public Storage REIT	18,347	4,086,244
Rayonier, Inc. REIT	16,775	443,531
Realty Income Corp. REIT	39,697	2,411,593
Regency Centers Corp. REIT	21,162	804,579
Retail Opportunity Investments Corp. REIT	14,691	153,007
Retail Properties of America, Inc. Class A REIT	26,090	151,583
Rexford Industrial Realty, Inc. REIT	14,916	682,556
RPT Realty REIT	13,075	71,128
Sabra Health Care REIT, Inc.	25,188	347,217
Safehold, Inc. REIT	1,452	90,169
Saul Centers, Inc. REIT	2,181	57,971
SBA Communications Corp. REIT	13,512	4,303,302
Service Properties Trust REIT	20,001	159,008
Simon Property Group, Inc. REIT	37,172	2,404,285
SITE Centers Corp. REIT	18,130	130,536
SL Green Realty Corp. REIT (b)	9,718	450,624
Spirit Realty Capital, Inc. REIT (b)	11,696	394,740
STORE Capital Corp. REIT	25,889	710,135
Summit Hotel Properties, Inc. REIT	12,862	66,625

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Tanger Factory Outlet Centers, Inc. REIT (b)	12,435	$74,983
Taubman Centers, Inc. REIT	5,801	193,115
UDR, Inc. REIT	36,245	1,181,949
Uniti Group, Inc. REIT	20,973	220,951
Universal Health Realty Income Trust REIT	923	52,602
Urban Edge Properties REIT	14,765	143,516
Urstadt Biddle Properties, Inc. Class A REIT	3,604	33,157
Ventas, Inc. REIT	44,331	1,860,129
Vornado Realty Trust REIT	19,123	644,636
Washington Prime Group, Inc. REIT (b)	22,818	14,772
Washington Real Estate Investment Trust	10,448	210,318
Weingarten Realty Investors REIT	14,758	250,296
Welltower, Inc. REIT	49,168	2,708,665
Weyerhaeuser Co. REIT	90,451	2,579,663
Whitestone REIT	4,885	29,310
Xenia Hotels & Resorts, Inc. REIT	14,115	123,930
		110,818,165
FOOD & STAPLES RETAILING — 1.5%
Andersons, Inc.	3,998	76,642
BJ's Wholesale Club Holdings, Inc. (a)	15,014	623,832
Casey's General Stores, Inc.	3,990	708,823
Chefs' Warehouse, Inc. (a)	2,069	30,083
Costco Wholesale Corp.	53,666	19,051,430
Grocery Outlet Holding Corp. (a)	7,780	305,910
Kroger Co.	97,192	3,295,781
PriceSmart, Inc.	1,878	124,793
SpartanNash Co.	9,198	150,387
Sprouts Farmers Market, Inc. (a)	14,400	301,392
Sysco Corp.	61,800	3,845,196
United Natural Foods, Inc. (a)	6,284	93,443
Walmart, Inc.	168,964	23,639,753
Walgreens Boots Alliance, Inc.	91,015	3,269,259
		55,516,724
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	67,564	3,141,050
B&G Foods, Inc. (b)	3,925	108,997
Calavo Growers, Inc.	2,161	143,209
Cal-Maine Foods, Inc. (a)	4,128	158,391
Campbell Soup Co.	20,679	1,000,243
Conagra Brands, Inc.	59,332	2,118,746
Darling Ingredients, Inc. (a)	21,440	772,483
Flowers Foods, Inc.	20,544	499,836
Fresh Del Monte Produce, Inc.	4,156	95,256
General Mills, Inc.	73,461	4,531,074
Hain Celestial Group, Inc. (a)	9,895	339,399
Hershey Co.	18,282	2,620,542
Hormel Foods Corp.	33,940	1,659,327
Ingredion, Inc.	8,168	618,154
J&J Snack Foods Corp.	1,863	242,917
Security Description	Shares	Value
J.M. Smucker Co.	13,722	$1,585,165
John B Sanfilippo & Son, Inc.	58	4,372
Kellogg Co.	30,193	1,950,166
Kraft Heinz Co.	75,755	2,268,862
Lamb Weston Holdings, Inc.	17,703	1,173,178
Lancaster Colony Corp.	1,950	348,660
McCormick & Co., Inc.	15,185	2,947,409
Mondelez International, Inc. Class A	174,851	10,045,190
Pilgrim's Pride Corp. (a)	6,184	92,544
Post Holdings, Inc. (a)	8,416	723,776
Sanderson Farms, Inc.	2,234	263,545
Seneca Foods Corp. Class A (a)	962	34,372
Tootsie Roll Industries, Inc. (b)	2,152	66,497
TreeHouse Foods, Inc. (a)	7,627	309,122
Tyson Foods, Inc. Class A	36,440	2,167,451
		42,029,933
GAS UTILITIES — 0.1%
Atmos Energy Corp.	14,399	1,376,400
Chesapeake Utilities Corp.	2,000	168,600
National Fuel Gas Co.	10,339	419,660
New Jersey Resources Corp.	10,131	273,740
Northwest Natural Holding Co.	4,112	186,644
ONE Gas, Inc.	6,010	414,750
South Jersey Industries, Inc.	10,428	200,947
Southwest Gas Holdings, Inc.	6,118	386,046
Spire, Inc.	6,209	330,319
UGI Corp.	26,512	874,366
		4,631,472
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Abbott Laboratories	214,712	23,367,107
ABIOMED, Inc. (a)	5,699	1,578,965
Align Technology, Inc. (a)	8,694	2,846,068
AngioDynamics, Inc. (a)	3,919	47,263
Avanos Medical, Inc. (a)	6,294	209,087
Baxter International, Inc.	61,825	4,971,966
Becton Dickinson and Co.	35,782	8,325,756
Boston Scientific Corp. (a)	176,169	6,731,417
Cantel Medical Corp.	4,366	191,842
Cardiovascular Systems, Inc. (a)	4,274	168,182
CONMED Corp.	3,404	267,793
Cooper Cos., Inc.	6,134	2,067,894
CryoLife, Inc. (a)	3,828	70,703
Cutera, Inc. (a)	2,033	38,566
Danaher Corp.	76,194	16,406,854
DENTSPLY SIRONA, Inc.	27,041	1,182,503
DexCom, Inc. (a)	11,004	4,536,179
Edwards Lifesciences Corp. (a)	76,047	6,070,072
Glaukos Corp. (a) (b)	4,760	235,715
Globus Medical, Inc. Class A (a)	8,334	412,700
Haemonetics Corp. (a)	6,346	553,688
Heska Corp. (a) (b)	1,453	143,542
Hill-Rom Holdings, Inc.	8,167	682,026
Hologic, Inc. (a)	32,262	2,144,455

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
ICU Medical, Inc. (a)	2,084	$380,872
IDEXX Laboratories, Inc. (a)	10,341	4,065,150
Inogen, Inc. (a) (b)	2,230	64,670
Integer Holdings Corp. (a)	4,106	242,295
Integra LifeSciences Holdings Corp. (a)	8,349	394,240
Intuitive Surgical, Inc. (a)	13,964	9,908,017
Invacare Corp.	4,239	31,877
Lantheus Holdings, Inc. (a)	7,537	95,494
LeMaitre Vascular, Inc.	2,043	66,459
LivaNova PLC (a)	5,956	269,271
Masimo Corp. (a)	5,585	1,318,395
Medtronic PLC	162,832	16,921,501
Meridian Bioscience, Inc. (a)	15,103	256,449
Merit Medical Systems, Inc. (a)	6,240	271,440
Mesa Laboratories, Inc.	570	145,213
Natus Medical, Inc. (a)	4,154	71,158
Neogen Corp. (a)	6,201	485,228
NuVasive, Inc. (a)	5,952	289,089
OraSure Technologies, Inc. (a)	4,005	48,741
Orthofix Medical, Inc. (a)	2,378	74,051
Penumbra, Inc. (a) (b)	4,097	796,375
Quidel Corp. (a)	4,639	1,017,704
ResMed, Inc.	17,391	2,981,339
STERIS PLC	10,212	1,799,252
Stryker Corp.	39,072	8,141,433
Surmodics, Inc. (a)	2,021	78,637
Tactile Systems Technology, Inc. (a)	1,963	71,826
Teleflex, Inc.	5,701	1,940,734
Varex Imaging Corp. (a)	4,199	53,411
Varian Medical Systems, Inc. (a)	11,062	1,902,664
West Pharmaceutical Services, Inc.	8,949	2,460,080
Zimmer Biomet Holdings, Inc.	24,963	3,398,463
Zynex, Inc. (a)	1,813	31,637
		143,323,508
HEALTH CARE PROVIDERS & SERVICES — 2.7%
Acadia Healthcare Co., Inc. (a)	12,021	354,379
Addus HomeCare Corp. (a)	1,983	187,413
Amedisys, Inc. (a)	3,534	835,544
AmerisourceBergen Corp.	18,372	1,780,614
AMN Healthcare Services, Inc. (a)	4,870	284,700
Anthem, Inc.	30,867	8,290,567
BioTelemetry, Inc. (a)	4,246	193,533
Cardinal Health, Inc.	35,548	1,668,979
Centene Corp. (a)	70,351	4,103,574
Chemed Corp.	1,806	867,512
Cigna Corp.	45,492	7,706,800
Community Health Systems, Inc. (a)	23,724	100,115
CorVel Corp. (a)	317	27,081
Covetrus, Inc. (a)	12,539	305,952
Security Description	Shares	Value
Cross Country Healthcare, Inc. (a)	3,945	$25,603
CVS Health Corp.	157,824	9,216,922
DaVita, Inc. (a)	10,882	932,043
Encompass Health Corp.	11,915	774,237
Ensign Group, Inc.	6,247	356,454
Fulgent Genetics, Inc. (a) (b)	1,425	57,057
Hanger, Inc. (a)	4,308	68,153
HCA Healthcare, Inc.	32,110	4,003,475
HealthEquity, Inc. (a)	8,181	420,258
Henry Schein, Inc. (a)	16,531	971,692
Humana, Inc.	16,092	6,660,318
Laboratory Corp. of America Holdings (a)	11,657	2,194,663
LHC Group, Inc. (a)	3,568	758,414
Magellan Health, Inc. (a)	2,815	213,321
McKesson Corp.	19,029	2,833,989
MEDNAX, Inc. (a)	10,158	165,372
Molina Healthcare, Inc. (a)	7,022	1,285,307
Owens & Minor, Inc.	17,496	439,325
Patterson Cos., Inc. (b)	11,380	274,315
Providence Service Corp. (a)	1,935	179,781
Quest Diagnostics, Inc.	16,395	1,877,063
R1 RCM, Inc. (a)	13,992	239,963
RadNet, Inc. (a)	4,204	64,531
Select Medical Holdings Corp. (a)	13,199	274,803
Tenet Healthcare Corp. (a)	12,948	317,355
The Pennant Group, Inc. (a)	3,104	119,690
Tivity Health, Inc. (a) (b)	7,253	101,687
UnitedHealth Group, Inc.	115,260	35,934,610
Universal Health Services, Inc. Class B	9,880	1,057,358
US Physical Therapy, Inc.	1,961	170,372
		98,694,894
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	25,701	209,206
Cerner Corp.	37,801	2,732,634
Computer Programs & Systems, Inc.	4,106	113,367
HealthStream, Inc. (a)	4,050	81,284
HMS Holdings Corp. (a)	10,198	244,242
NextGen Healthcare, Inc. (a)	6,368	81,128
Omnicell, Inc. (a)	4,020	300,133
Simulations Plus, Inc.	1,442	108,669
Tabula Rasa HealthCare, Inc. (a) (b)	1,923	78,401
		3,949,064
HOTELS, RESTAURANTS & LEISURE — 1.8%
BJ's Restaurants, Inc.	3,481	102,481
Bloomin' Brands, Inc.	10,520	160,640
Boyd Gaming Corp.	10,430	320,097
Brinker International, Inc.	4,405	188,182

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Caesars Entertainment, Inc. (a) (b)	24,094	$1,350,710
Carnival Corp. (b)	48,996	743,759
Cheesecake Factory, Inc. (b)	6,307	174,956
Chipotle Mexican Grill, Inc. (a)	3,390	4,216,177
Choice Hotels International, Inc.	4,244	364,814
Churchill Downs, Inc.	4,752	778,473
Chuy's Holdings, Inc. (a)	5,159	101,013
Cracker Barrel Old Country Store, Inc.	2,842	325,864
Darden Restaurants, Inc.	15,032	1,514,324
Dave & Buster's Entertainment, Inc. (b)	3,827	58,017
Dine Brands Global, Inc.	1,646	89,855
Domino's Pizza, Inc.	4,424	1,881,439
Dunkin' Brands Group, Inc.	9,916	812,220
El Pollo Loco Holdings, Inc. (a)	2,253	36,499
Fiesta Restaurant Group, Inc. (a)	10,225	95,808
Hilton Worldwide Holdings, Inc.	34,357	2,931,339
Jack in the Box, Inc.	2,693	213,582
Las Vegas Sands Corp.	41,048	1,915,300
Marriott International, Inc. Class A	33,117	3,065,972
Marriott Vacations Worldwide Corp.	4,031	366,055
McDonald's Corp.	89,805	19,711,299
MGM Resorts International	46,383	1,008,830
Monarch Casino & Resort, Inc. (a)	1,943	86,658
Norwegian Cruise Line Holdings, Ltd. (a) (b)	26,100	446,571
Papa John's International, Inc.	2,517	207,099
Penn National Gaming, Inc. (a) (b)	13,554	985,376
Red Robin Gourmet Burgers, Inc. (a)	3,724	49,008
Royal Caribbean Cruises, Ltd. (b)	20,806	1,346,772
Ruth's Hospitality Group, Inc.	4,188	46,319
Scientific Games Corp. Class A (a)	8,145	284,342
Shake Shack, Inc. Class A (a)	3,761	242,509
Six Flags Entertainment Corp.	10,394	210,998
Starbucks Corp.	143,473	12,327,200
Texas Roadhouse, Inc.	8,383	509,603
Wendy's Co.	24,475	545,670
Wingstop, Inc.	4,086	558,352
Wyndham Destinations, Inc.	11,107	341,651
Wyndham Hotels & Resorts, Inc.	11,707	591,203
Wynn Resorts, Ltd.	11,884	853,390
Yum! Brands, Inc.	36,638	3,345,049
		65,505,475
HOUSEHOLD DURABLES — 0.6%
Cavco Industries, Inc. (a)	902	162,640
Century Communities, Inc. (a)	2,011	85,126
D.R. Horton, Inc.	40,637	3,073,376
Ethan Allen Interiors, Inc.	4,052	54,864
Garmin, Ltd.	17,520	1,661,947
Security Description	Shares	Value
Helen of Troy, Ltd. (a)	3,004	$581,334
Installed Building Products, Inc. (a)	2,279	231,888
iRobot Corp. (a) (b)	3,404	258,364
KB Home	12,039	462,177
La-Z-Boy, Inc.	6,323	199,996
Leggett & Platt, Inc.	17,303	712,365
Lennar Corp. Class A	33,790	2,759,967
LGI Homes, Inc. (a)	1,993	231,527
M/I Homes, Inc. (a)	2,132	98,179
MDC Holdings, Inc.	6,486	305,491
Meritage Homes Corp. (a)	4,285	473,021
Mohawk Industries, Inc. (a)	7,243	706,844
Newell Brands, Inc.	46,274	794,062
NVR, Inc. (a)	399	1,629,165
PulteGroup, Inc.	31,090	1,439,156
Taylor Morrison Home Corp. (a)	18,581	456,907
Tempur Sealy International, Inc. (a)	5,546	494,648
Toll Brothers, Inc.	16,011	779,095
TopBuild Corp. (a)	4,272	729,188
TRI Pointe Group, Inc. (a) (b)	16,794	304,643
Tupperware Brands Corp.	6,353	128,076
Universal Electronics, Inc. (a)	2,509	94,690
Whirlpool Corp.	7,796	1,433,606
		20,342,342
HOUSEHOLD PRODUCTS — 1.7%
Central Garden & Pet Co. (a)	1,963	78,382
Central Garden & Pet Co. Class A (a)	4,756	171,882
Church & Dwight Co., Inc.	29,715	2,784,593
Clorox Co.	15,189	3,192,272
Colgate-Palmolive Co.	104,160	8,035,944
Energizer Holdings, Inc.	8,509	333,042
Kimberly-Clark Corp.	41,740	6,163,328
Procter & Gamble Co.	302,698	42,071,995
WD-40 Co.	1,644	311,226
		63,142,664
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (e)
AES Corp.	79,002	1,430,726
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	69,856	11,189,534
Carlisle Cos., Inc.	6,871	840,804
General Electric Co.	1,060,480	6,606,790
Honeywell International, Inc.	84,673	13,938,023
Raven Industries, Inc.	4,248	91,417
Roper Technologies, Inc.	12,632	4,991,030
		37,657,598
INSURANCE — 2.0%
Aflac, Inc.	78,477	2,852,639
Alleghany Corp.	1,716	893,092
Allstate Corp.	39,347	3,704,127
Ambac Financial Group, Inc. (a)	5,613	71,678

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
American Equity Investment Life Holding Co.	10,372	$228,080
American Financial Group, Inc.	9,694	649,304
American International Group, Inc.	105,616	2,907,608
AMERISAFE, Inc.	2,146	123,095
Aon PLC Class A	28,432	5,865,522
Arthur J Gallagher & Co.	23,104	2,439,320
Assurant, Inc.	7,431	901,455
Brighthouse Financial, Inc. (a)	13,437	361,590
Brown & Brown, Inc.	26,551	1,201,964
Chubb, Ltd.	55,012	6,387,993
Cincinnati Financial Corp.	18,596	1,449,930
CNO Financial Group, Inc.	18,438	295,745
eHealth, Inc. (a)	2,100	165,900
Employers Holdings, Inc.	4,180	126,445
Everest Re Group, Ltd.	4,856	959,254
First American Financial Corp.	12,473	635,000
Genworth Financial, Inc. Class A (a)	54,154	181,416
Globe Life, Inc.	12,036	961,676
Hanover Insurance Group, Inc.	4,634	431,796
Hartford Financial Services Group, Inc.	43,629	1,608,165
HCI Group, Inc.	1,808	89,116
Horace Mann Educators Corp.	4,186	139,812
James River Group Holdings, Ltd.	3,704	164,939
Kemper Corp.	6,533	436,600
Kinsale Capital Group, Inc.	2,113	401,850
Lincoln National Corp.	24,108	755,304
Loews Corp.	31,229	1,085,208
Marsh & McLennan Cos., Inc.	61,344	7,036,157
Mercury General Corp.	4,096	169,452
MetLife, Inc.	94,937	3,528,808
Old Republic International Corp.	34,390	506,909
Palomar Holdings, Inc. (a)	2,142	223,282
Primerica, Inc.	4,914	555,970
Principal Financial Group, Inc.	31,230	1,257,632
ProAssurance Corp.	8,175	127,857
Progressive Corp.	70,927	6,714,659
Prudential Financial, Inc.	48,928	3,107,907
Reinsurance Group of America, Inc.	7,746	737,342
RenaissanceRe Holdings, Ltd.	5,356	909,127
RLI Corp.	4,726	395,708
Safety Insurance Group, Inc.	2,034	140,529
Selective Insurance Group, Inc.	6,311	324,953
Stewart Information Services Corp.	2,135	93,364
Third Point Reinsurance, Ltd. (a)	9,884	68,694
Travelers Cos., Inc.	31,235	3,379,315
Trupanion, Inc. (a) (b)	3,616	285,302
United Fire Group, Inc.	2,202	44,745
United Insurance Holdings Corp.	2,253	13,653
Universal Insurance Holdings, Inc.	4,145	57,367
Unum Group	25,020	421,087
Security Description	Shares	Value
Willis Towers Watson PLC	15,568	$3,250,910
WR Berkley Corp.	17,580	1,075,017
		72,901,369
INTERACTIVE MEDIA & SERVICES — 5.1%
Actua Corp. (a)	1,285	64
Alphabet, Inc. Class A (a)	36,327	53,240,851
Alphabet, Inc. Class C (a)	35,540	52,229,584
Facebook, Inc. Class A (a)	291,071	76,231,495
QuinStreet, Inc. (a)	5,662	89,686
TripAdvisor, Inc.	11,721	229,615
Twitter, Inc. (a)	92,674	4,123,993
Yelp, Inc. (a)	6,101	122,569
		186,267,857
INTERNET & DIRECT MARKETING RETAIL — 4.9%
Amazon.com, Inc. (a)	51,541	162,288,693
Booking Holdings, Inc. (a)	5,011	8,572,217
eBay, Inc.	80,681	4,203,480
Etsy, Inc. (a)	14,416	1,753,418
Expedia Group, Inc.	16,835	1,543,601
GrubHub, Inc. (a)	9,202	665,581
Liquidity Services, Inc. (a)	4,798	35,793
PetMed Express, Inc. (b)	2,177	68,837
Shutterstock, Inc.	2,397	124,740
Stamps.com, Inc. (a)	1,934	465,997
		179,722,357
IT SERVICES — 5.3%
Accenture PLC Class A	77,136	17,431,965
Akamai Technologies, Inc. (a)	19,602	2,166,805
Alliance Data Systems Corp.	4,900	205,702
Automatic Data Processing, Inc.	52,681	7,348,473
Broadridge Financial Solutions, Inc.	13,875	1,831,500
CACI International, Inc. Class A (a)	2,985	636,283
Cardtronics PLC Class A (a)	4,500	89,100
Cognizant Technology Solutions Corp. Class A	66,552	4,620,040
CSG Systems International, Inc.	4,200	171,990
DXC Technology Co.	31,275	558,259
EVERTEC, Inc.	7,266	252,203
ExlService Holdings, Inc. (a)	4,190	276,414
Fidelity National Information Services, Inc.	74,550	10,974,506
Fiserv, Inc. (a)	66,702	6,873,641
FleetCor Technologies, Inc. (a)	10,544	2,510,526
Gartner, Inc. (a)	10,938	1,366,703
Global Payments, Inc.	36,671	6,512,036
Helios & Matheson Analytics, Inc. (a)	1	—
International Business Machines Corp.	107,643	13,096,924
Jack Henry & Associates, Inc.	9,449	1,536,313
KBR, Inc.	17,559	392,619
Leidos Holdings, Inc.	16,155	1,440,218

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
LiveRamp Holdings, Inc. (a)	9,106	$471,418
ManTech International Corp. Class A	2,246	154,705
Mastercard, Inc. Class A	106,847	36,132,450
MAXIMUS, Inc.	8,352	571,360
NIC, Inc.	8,073	159,038
Paychex, Inc.	38,611	3,079,999
PayPal Holdings, Inc. (a)	142,578	28,092,143
Perficient, Inc. (a)	4,249	181,602
Perspecta, Inc.	16,861	327,946
Sabre Corp.	33,092	215,429
Science Applications International Corp.	6,526	511,769
Sykes Enterprises, Inc. (a)	6,101	208,715
TTEC Holdings, Inc.	2,087	113,846
Unisys Corp. (a)	452	4,823
VeriSign, Inc. (a)	12,511	2,562,878
Virtusa Corp. (a)	4,043	198,754
Visa, Inc. Class A	203,973	40,788,481
Western Union Co.	50,431	1,080,736
WEX, Inc. (a)	5,210	724,034
		195,872,346
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	9,704	571,663
Callaway Golf Co.	12,472	238,714
Hasbro, Inc.	15,475	1,280,092
Mattel, Inc. (a)	42,031	491,763
Polaris, Inc.	6,971	657,644
Sturm Ruger & Co., Inc.	2,116	129,415
Vista Outdoor, Inc. (a)	14,196	286,475
YETI Holdings, Inc. (a)	5,579	252,840
		3,908,606
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Agilent Technologies, Inc.	37,566	3,791,912
Bio-Rad Laboratories, Inc. Class A (a)	2,467	1,271,640
Bio-Techne Corp.	4,456	1,103,885
Charles River Laboratories International, Inc. (a)	5,272	1,193,844
Illumina, Inc. (a)	17,805	5,503,169
IQVIA Holdings, Inc. (a)	22,235	3,504,903
Luminex Corp.	6,117	160,571
Medpace Holdings, Inc. (a)	3,241	362,182
Mettler-Toledo International, Inc. (a)	2,876	2,777,497
NeoGenomics, Inc. (a)	10,041	370,413
PerkinElmer, Inc.	13,335	1,673,676
PRA Health Sciences, Inc. (a)	7,800	791,232
Repligen Corp. (a)	5,718	843,634
Syneos Health, Inc. (a)	8,468	450,159
Thermo Fisher Scientific, Inc.	47,949	21,170,442
Waters Corp. (a)	7,995	1,564,462
		46,533,621
Security Description	Shares	Value
MACHINERY — 1.9%
AGCO Corp.	7,722	$573,513
Alamo Group, Inc.	1,075	116,132
Albany International Corp. Class A	4,124	204,179
Astec Industries, Inc.	1,931	104,757
Barnes Group, Inc.	6,093	217,764
Caterpillar, Inc.	65,206	9,725,475
Chart Industries, Inc. (a)	4,451	312,772
CIRCOR International, Inc. (a)	2,076	56,779
Colfax Corp. (a)	11,766	368,982
Crane Co.	6,295	315,568
Cummins, Inc.	17,577	3,711,559
Deere & Co.	38,380	8,506,159
Donaldson Co., Inc.	15,258	708,276
Dover Corp.	17,576	1,904,184
Enerpac Tool Group Corp.	8,436	158,681
EnPro Industries, Inc.	2,710	152,871
ESCO Technologies, Inc.	3,046	245,386
Federal Signal Corp.	8,293	242,570
Flowserve Corp.	16,896	461,092
Fortive Corp.	40,934	3,119,580
Franklin Electric Co., Inc.	4,550	267,677
Graco, Inc.	21,088	1,293,749
Greenbrier Cos., Inc.	4,086	120,128
Hillenbrand, Inc.	9,294	263,578
IDEX Corp.	9,265	1,690,029
Illinois Tool Works, Inc.	35,444	6,848,135
Ingersoll Rand, Inc. (a)	42,161	1,500,932
ITT, Inc.	10,445	616,777
John Bean Technologies Corp.	4,119	378,495
Kennametal, Inc.	9,971	288,561
Lincoln Electric Holdings, Inc.	7,462	686,802
Lindsay Corp.	1,234	119,303
Lydall, Inc. (a)	2,106	34,833
Meritor, Inc. (a)	9,605	201,129
Middleby Corp. (a)	6,752	605,722
Mueller Industries, Inc.	8,206	222,054
Nordson Corp.	5,569	1,068,246
Oshkosh Corp.	8,108	595,938
Otis Worldwide Corp.	49,257	3,074,622
PACCAR, Inc.	41,823	3,566,665
Parker-Hannifin Corp.	15,470	3,130,200
Pentair PLC	20,572	941,580
Proto Labs, Inc. (a)	3,234	418,803
Snap-on, Inc.	6,302	927,213
SPX Corp. (a)	6,197	287,417
SPX FLOW, Inc. (a)	5,167	221,251
Standex International Corp.	2,034	120,413
Stanley Black & Decker, Inc.	18,554	3,009,459
Tennant Co.	2,106	127,118
Terex Corp.	10,530	203,861
Timken Co.	8,167	442,815
Titan International, Inc.	8,580	24,796
Toro Co.	13,013	1,092,441
Trinity Industries, Inc. (b)	11,798	230,061

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Wabash National Corp.	8,352	$99,890
Watts Water Technologies, Inc. Class A	3,312	331,697
Westinghouse Air Brake Technologies Corp.	22,228	1,375,469
Woodward, Inc.	6,752	541,240
Xylem, Inc.	21,923	1,844,163
		70,019,541
MARINE — 0.0% (e)
Kirby Corp. (a)	6,292	227,582
Matson, Inc.	6,166	247,195
		474,777
MEDIA — 1.3%
AMC Networks, Inc. Class A (a)	6,455	159,503
Cable One, Inc.	576	1,086,008
Charter Communications, Inc. Class A (a)	18,194	11,359,242
Comcast Corp. Class A	551,284	25,502,398
Discovery, Inc. Class A (a) (b)	19,596	426,605
Discovery, Inc. Class C (a)	40,658	796,897
DISH Network Corp. Class A (a)	31,237	906,810
EW Scripps Co. Class A	8,347	95,490
Fox Corp. Class A	43,033	1,197,608
Fox Corp. Class B (a)	21,058	588,992
Gannett Co., Inc. (b)	10,046	13,060
Interpublic Group of Cos., Inc.	47,234	787,391
John Wiley & Sons, Inc. Class A	5,267	167,016
Meredith Corp.	6,085	79,835
New York Times Co. Class A	16,420	702,612
News Corp. Class A	47,352	663,875
News Corp. Class B	14,609	204,234
Omnicom Group, Inc.	26,355	1,304,572
Scholastic Corp.	4,136	86,815
Taptica International, Ltd. (a)	1,016	2,443
TechTarget, Inc. (a)	3,883	170,697
TEGNA, Inc.	26,216	308,038
ViacomCBS, Inc. Class B (b)	65,600	1,837,456
		48,447,597
METALS & MINING — 0.4%
Allegheny Technologies, Inc. (a)	15,997	139,494
Arconic Corp. (a)	11,853	225,800
Carpenter Technology Corp.	6,210	112,774
Century Aluminum Co. (a)	6,880	48,986
Cleveland-Cliffs, Inc. (b)	45,255	290,537
Commercial Metals Co.	14,427	288,251
Compass Minerals International, Inc.	4,230	251,051
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	929	—
Freeport-McMoRan, Inc.	176,094	2,754,110
Haynes International, Inc.	1,991	34,026
Kaiser Aluminum Corp.	2,126	113,932
Materion Corp.	2,170	112,905
Newmont Corp.	99,531	6,315,242
Security Description	Shares	Value
Nucor Corp.	36,642	$1,643,760
Olympic Steel, Inc.	1,943	22,072
Reliance Steel & Aluminum Co.	8,328	849,789
Royal Gold, Inc.	8,422	1,012,072
Steel Dynamics, Inc.	27,783	795,427
SunCoke Energy, Inc.	1,618	5,534
TimkenSteel Corp. (a)	1,499	5,321
United States Steel Corp. (b)	23,915	175,536
Warrior Met Coal, Inc.	4,124	70,438
Worthington Industries, Inc.	6,090	248,350
		15,515,407
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (e)
Apollo Commercial Real Estate Finance, Inc. REIT	13,955	125,734
ARMOUR Residential REIT, Inc.	6,334	60,236
Capstead Mortgage Corp. REIT	11,662	65,540
Granite Point Mortgage Trust, Inc. REIT	5,209	36,932
Invesco Mortgage Capital, Inc. REIT (b)	18,180	49,268
KKR Real Estate Finance Trust, Inc. REIT (b)	4,552	75,244
New York Mortgage Trust, Inc. REIT	37,905	96,658
PennyMac Mortgage Investment Trust REIT	12,137	195,042
Ready Capital Corp. REIT	7,858	88,010
Redwood Trust, Inc. REIT	13,557	101,949
		894,613
MULTI-UTILITIES — 0.9%
Ameren Corp.	29,819	2,358,087
Avista Corp.	8,136	277,600
Black Hills Corp.	8,200	438,618
CenterPoint Energy, Inc.	60,169	1,164,270
CMS Energy Corp.	34,916	2,144,192
Consolidated Edison, Inc.	40,401	3,143,198
Dominion Energy, Inc.	103,261	8,150,391
DTE Energy Co.	23,412	2,693,316
MDU Resources Group, Inc.	25,130	565,425
NiSource, Inc.	45,533	1,001,726
NorthWestern Corp.	6,299	306,383
Public Service Enterprise Group, Inc.	61,740	3,390,143
Sempra Energy	36,303	4,296,823
WEC Energy Group, Inc.	38,483	3,729,003
		33,659,175
MULTILINE RETAIL — 0.6%
Big Lots, Inc.	6,346	283,032
Dollar General Corp.	31,008	6,499,897
Dollar Tree, Inc. (a)	28,784	2,629,131
Kohl's Corp.	18,914	350,476
Macy's, Inc. (b)	37,531	213,927
Nordstrom, Inc. (b)	13,084	155,961

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Ollie's Bargain Outlet Holdings, Inc. (a)	6,164	$538,425
Target Corp.	61,660	9,706,517
		20,377,366
OIL, GAS & CONSUMABLE FUELS — 1.8%
Antero Midstream Corp.	36,127	194,002
Apache Corp.	45,599	431,823
Battalion Oil Corp. (a) (b)	52	411
Bonanza Creek Energy, Inc. (a)	2,173	40,852
Cabot Oil & Gas Corp.	49,473	858,851
Callon Petroleum Co. (a) (b)	4,892	23,579
Chevron Corp.	226,572	16,313,184
Cimarex Energy Co.	13,345	324,684
CNX Resources Corp. (a)	27,187	256,645
Concho Resources, Inc.	24,969	1,101,632
ConocoPhillips	133,154	4,372,777
CONSOL Energy, Inc. (a)	4,167	18,460
Devon Energy Corp.	46,442	439,341
Diamondback Energy, Inc.	19,540	588,545
Dorian LPG, Ltd. (a)	4,447	35,620
EOG Resources, Inc.	70,534	2,534,992
EQT Corp.	34,690	448,542
Equitrans Midstream Corp.	56,552	478,430
Exxon Mobil Corp.	513,718	17,635,939
Green Plains, Inc. (a)	6,272	97,091
Gulfport Energy Corp. (a) (b)	15,724	8,288
Hess Corp.	31,316	1,281,764
HollyFrontier Corp.	18,072	356,199
Kinder Morgan, Inc.	236,348	2,914,171
Laredo Petroleum, Inc. (a) (b)	1,325	12,985
Marathon Oil Corp.	97,291	397,920
Marathon Petroleum Corp.	78,862	2,313,811
Matador Resources Co. (a)	12,808	105,794
Murphy Oil Corp. (b)	18,217	162,496
Noble Energy, Inc.	57,929	495,293
Oasis Petroleum, Inc. (a) (b)	37,315	10,448
Occidental Petroleum Corp.	108,366	1,084,744
ONEOK, Inc.	50,174	1,303,521
Par Pacific Holdings, Inc. (a)	6,226	42,150
PBF Energy, Inc. Class A	14,467	82,317
PDC Energy, Inc. (a)	14,191	175,897
Penn Virginia Corp. (a)	2,033	20,025
Phillips 66	54,003	2,799,516
Pioneer Natural Resources Co.	20,235	1,740,008
QEP Resources, Inc.	31,317	28,273
Range Resources Corp.	33,660	222,829
Renewable Energy Group, Inc. (a)	4,198	224,257
REX American Resources Corp. (a)	142	9,317
SM Energy Co.	14,823	23,569
Southwestern Energy Co. (a)	77,677	182,541
Talos Energy, Inc. (a) (b)	2,227	14,364
Valero Energy Corp.	49,793	2,157,033
Williams Cos., Inc.	148,208	2,912,287
World Fuel Services Corp.	7,536	159,688
Security Description	Shares	Value
WPX Energy, Inc. (a)	53,265	$260,998
		67,697,903
PAPER & FOREST PRODUCTS — 0.0% (e)
Boise Cascade Co.	4,193	167,385
Clearwater Paper Corp. (a)	2,725	103,386
Domtar Corp.	8,378	220,090
Glatfelter Corp. (a)	6,196	85,319
Louisiana-Pacific Corp.	14,282	421,462
Mercer International, Inc.	4,104	27,086
Neenah, Inc.	2,114	79,212
Schweitzer-Mauduit International, Inc.	4,150	126,118
		1,230,058
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (b)	41,798	112,855
Edgewell Personal Care Co. (a)	6,510	181,499
Estee Lauder Cos., Inc. Class A	27,106	5,915,884
Inter Parfums, Inc.	2,094	78,211
Medifast, Inc.	1,331	218,883
Nu Skin Enterprises, Inc. Class A	6,268	313,964
USANA Health Sciences, Inc. (a)	2,110	155,401
		6,976,697
PHARMACEUTICALS — 3.9%
AMAG Pharmaceuticals, Inc. (a)	8,672	81,517
Amphastar Pharmaceuticals, Inc. (a)	4,216	79,050
ANI Pharmaceuticals, Inc. (a)	58	1,636
Bristol-Myers Squibb Co.	271,919	16,393,996
Catalent, Inc. (a)	19,858	1,701,036
Corcept Therapeutics, Inc. (a)	15,367	267,463
Elanco Animal Health, Inc. (a) (d)	6,058	—
Eli Lilly & Co.	96,635	14,303,913
Endo International PLC (a)	24,476	80,771
Innoviva, Inc. (a)	11,033	115,295
Jazz Pharmaceuticals PLC (a)	6,696	954,783
Johnson & Johnson	318,603	47,433,614
Lannett Co., Inc. (a) (b)	2,122	12,965
Merck & Co., Inc.	305,702	25,357,981
Mylan NV (a)	63,471	941,275
Nektar Therapeutics (a)	23,497	389,815
Pacira BioSciences, Inc. (a)	6,226	374,307
Perrigo Co. PLC	16,568	760,637
Pfizer, Inc.	671,491	24,643,720
Phibro Animal Health Corp. Class A	2,184	38,001
Prestige Consumer Healthcare, Inc. (a)	6,800	247,656
Supernus Pharmaceuticals, Inc. (a)	5,958	124,165
Zoetis, Inc.	57,927	9,579,388
		143,882,984
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	5,892	374,495
CoreLogic, Inc.	8,368	566,263

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Equifax, Inc.	14,738	$2,312,392
Exponent, Inc.	6,128	441,400
Forrester Research, Inc. (a)	2,031	66,596
FTI Consulting, Inc. (a)	3,936	417,098
Heidrick & Struggles International, Inc.	4,134	81,233
IHS Markit, Ltd.	44,256	3,474,539
Insperity, Inc.	4,375	286,519
Kelly Services, Inc. Class A	4,104	69,932
Korn Ferry	6,214	180,206
ManpowerGroup, Inc.	7,179	526,436
Nielsen Holdings PLC	43,305	614,065
Resources Connection, Inc.	4,036	46,616
Robert Half International, Inc.	14,229	753,283
TrueBlue, Inc. (a)	6,058	93,838
Verisk Analytics, Inc.	19,935	3,694,155
		13,999,066
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	40,604	1,907,170
Jones Lang LaSalle, Inc.	6,135	586,874
Marcus & Millichap, Inc. (a)	2,687	73,946
RE/MAX Holdings, Inc. Class A	2,366	77,439
Realogy Holdings Corp.	16,907	159,602
St. Joe Co. (a)	3,837	79,158
		2,884,189
ROAD & RAIL — 1.1%
ArcBest Corp.	4,028	125,110
Avis Budget Group, Inc. (a)	6,856	180,450
CSX Corp.	94,326	7,326,300
Heartland Express, Inc.	6,310	117,366
JB Hunt Transport Services, Inc.	10,325	1,304,874
Kansas City Southern	11,891	2,150,250
Knight-Swift Transportation Holdings, Inc.	12,950	527,065
Landstar System, Inc.	4,641	582,399
Marten Transport, Ltd.	6,338	103,436
Norfolk Southern Corp.	31,571	6,755,878
Old Dominion Freight Line, Inc.	11,802	2,135,218
Ryder System, Inc.	6,304	266,281
Saia, Inc. (a)	3,046	384,222
Union Pacific Corp.	82,275	16,197,479
Werner Enterprises, Inc.	6,248	262,354
		38,418,682
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.0%
Advanced Energy Industries, Inc. (a)	4,106	258,432
Advanced Micro Devices, Inc. (a)	143,680	11,780,323
Analog Devices, Inc.	44,697	5,217,928
Applied Materials, Inc.	112,152	6,667,436
Axcelis Technologies, Inc. (a)	2,134	46,948
Broadcom, Inc.	48,967	17,839,657
Brooks Automation, Inc.	10,355	479,022
CEVA, Inc. (a)	2,194	86,378
Security Description	Shares	Value
Cirrus Logic, Inc. (a)	6,976	$470,531
CMC Materials, Inc.	3,559	508,261
Cohu, Inc.	4,603	79,080
Cree, Inc. (a)	12,422	791,778
Diodes, Inc. (a)	4,010	226,364
DSP Group, Inc. (a)	1,831	24,133
Enphase Energy, Inc. (a)	15,350	1,267,756
First Solar, Inc. (a)	10,394	688,083
FormFactor, Inc. (a)	9,219	229,830
Ichor Holdings, Ltd. (a)	1,745	37,640
Intel Corp.	517,109	26,775,904
KLA Corp.	19,077	3,695,978
Kulicke & Soffa Industries, Inc.	8,422	188,653
Lam Research Corp.	17,534	5,816,904
Maxim Integrated Products, Inc.	32,991	2,230,522
MaxLinear, Inc. (a) (b)	9,344	217,155
Microchip Technology, Inc.	29,167	2,997,201
Micron Technology, Inc. (a)	134,484	6,315,369
MKS Instruments, Inc.	6,054	661,278
Monolithic Power Systems, Inc.	4,790	1,339,332
NVIDIA Corp.	74,652	40,403,155
Onto Innovation, Inc. (a)	5,411	161,140
PDF Solutions, Inc. (a)	4,067	76,094
Photronics, Inc. (a)	8,023	79,909
Power Integrations, Inc.	5,628	311,791
Qorvo, Inc. (a)	14,105	1,819,686
QUALCOMM, Inc.	136,131	16,019,896
Rambus, Inc. (a)	17,470	239,164
Semtech Corp. (a)	8,028	425,163
Silicon Laboratories, Inc. (a)	5,271	515,767
Skyworks Solutions, Inc.	20,565	2,992,207
SMART Global Holdings, Inc. (a)	1,578	43,143
SolarEdge Technologies, Inc. (a)	6,034	1,438,204
Synaptics, Inc. (a)	4,153	333,984
Teradyne, Inc.	20,489	1,628,056
Texas Instruments, Inc.	111,256	15,886,244
Ultra Clean Holdings, Inc. (a)	4,144	88,930
Universal Display Corp.	5,101	921,955
Veeco Instruments, Inc. (a)	6,056	70,674
Xilinx, Inc.	30,529	3,182,343
		183,575,381
SOFTWARE — 8.7%
8x8, Inc. (a)	12,416	193,069
ACI Worldwide, Inc. (a)	14,742	385,208
Adobe, Inc. (a)	57,995	28,442,488
Agilysys, Inc. (a)	2,223	53,708
Alarm.com Holdings, Inc. (a)	4,847	267,797
ANSYS, Inc. (a)	10,309	3,373,414
Autodesk, Inc. (a)	26,682	6,163,809
Blackbaud, Inc.	6,150	343,354
Bottomline Technologies DE, Inc. (a)	4,206	177,325
Cadence Design Systems, Inc. (a)	34,066	3,632,458
CDK Global, Inc.	14,866	648,009
Ceridian HCM Holding, Inc. (a)	12,853	1,062,300

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Citrix Systems, Inc.	13,474	$1,855,505
CommVault Systems, Inc. (a)	6,340	258,672
Ebix, Inc. (b)	3,518	72,471
Fair Isaac Corp. (a)	3,512	1,493,935
Fortinet, Inc. (a)	17,098	2,014,315
Intuit, Inc.	31,490	10,272,353
J2 Global, Inc. (a)	4,660	322,565
LivePerson, Inc. (a) (b)	7,553	392,680
Manhattan Associates, Inc. (a)	8,555	816,917
Microsoft Corp.	916,877	192,846,739
MicroStrategy, Inc. Class A (a)	808	121,652
NortonLifeLock, Inc.	69,673	1,451,985
OneSpan, Inc. (a)	4,135	86,670
Oracle Corp.	235,261	14,045,082
Paycom Software, Inc. (a)	6,056	1,885,233
Paylocity Holding Corp. (a)	4,290	692,492
Progress Software Corp.	6,323	231,928
PTC, Inc. (a)	12,670	1,048,062
Qualys, Inc. (a)	4,331	424,481
salesforce.com, Inc. (a)	110,109	27,672,594
ServiceNow, Inc. (a)	23,404	11,350,940
SPS Commerce, Inc. (a)	5,104	397,448
Synopsys, Inc. (a)	18,310	3,917,974
Teradata Corp. (a) (b)	15,739	357,275
Tyler Technologies, Inc. (a)	4,564	1,590,828
Xperi Holding Corp.	10,991	126,287
		320,490,022
SPECIALTY RETAIL — 2.5%
Aaron's, Inc.	240	13,596
Abercrombie & Fitch Co. Class A	5,966	83,106
Advance Auto Parts, Inc.	8,267	1,268,984
American Eagle Outfitters, Inc. (b)	23,339	345,651
America's Car-Mart, Inc. (a)	900	76,392
Asbury Automotive Group, Inc. (a)	2,540	247,523
AutoNation, Inc. (a)	8,115	429,527
AutoZone, Inc. (a)	2,960	3,485,814
Barnes & Noble Education, Inc. (a)	24,105	62,191
Bed Bath & Beyond, Inc. (b)	17,946	268,831
Best Buy Co., Inc.	27,749	3,088,186
Boot Barn Holdings, Inc. (a) (b)	1,901	53,494
Buckle, Inc. (b)	5,183	105,681
Caleres, Inc.	6,136	58,660
CarMax, Inc. (a)	20,077	1,845,277
Cato Corp. Class A	4,765	37,262
Chico's FAS, Inc.	30,687	29,843
Children's Place, Inc. (b)	2,212	62,710
Conn's, Inc. (a)	3,762	39,802
Designer Brands, Inc. Class A (b)	10,471	56,858
Dick's Sporting Goods, Inc.	7,828	453,085
Five Below, Inc. (a)	6,281	797,687
Foot Locker, Inc.	13,851	457,499
GameStop Corp. Class A (a) (b)	12,421	126,694
Gap, Inc.	25,981	442,456
Genesco, Inc. (a)	3,499	75,368
Group 1 Automotive, Inc.	2,212	195,519
Security Description	Shares	Value
Guess?, Inc.	6,460	$75,065
Haverty Furniture Cos., Inc.	2,177	45,586
Hibbett Sports, Inc. (a)	5,520	216,494
Home Depot, Inc.	130,681	36,291,421
L Brands, Inc.	28,178	896,342
Lithia Motors, Inc. Class A	2,289	521,755
Lowe's Cos., Inc.	91,105	15,110,675
Lumber Liquidators Holdings, Inc. (a)	11,555	254,788
MarineMax, Inc. (a)	2,254	57,860
Michaels Cos., Inc. (a) (b)	15,150	146,273
Monro, Inc.	4,310	174,857
Murphy USA, Inc. (a)	2,821	361,850
ODP Corp.	5,069	98,592
O'Reilly Automotive, Inc. (a)	9,271	4,274,673
Rent-A-Center, Inc.	4,200	125,538
RH (a) (b)	1,987	760,266
Ross Stores, Inc.	43,881	4,094,975
Sally Beauty Holdings, Inc. (a) (b)	16,317	141,795
Shoe Carnival, Inc.	2,021	67,865
Signet Jewelers, Ltd. (b)	6,208	116,090
Sleep Number Corp. (a)	3,436	168,055
Sonic Automotive, Inc. Class A (b)	4,082	163,933
Tiffany & Co.	13,208	1,530,147
TJX Cos., Inc.	146,984	8,179,660
Tractor Supply Co.	14,382	2,061,516
Ulta Beauty, Inc. (a)	6,941	1,554,645
Urban Outfitters, Inc. (a)	9,735	202,585
Williams-Sonoma, Inc.	9,515	860,537
Zumiez, Inc. (a)	4,672	129,975
		92,891,509
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.4%
3D Systems Corp. (a) (b)	10,070	49,444
Apple, Inc.	1,947,787	225,573,212
Diebold Nixdorf, Inc. (a) (b)	10,229	78,150
Hewlett Packard Enterprise Co.	157,162	1,472,608
HP, Inc.	162,731	3,090,262
NCR Corp. (a) (b)	16,243	359,620
NetApp, Inc.	27,572	1,208,756
Seagate Technology PLC	27,919	1,375,569
Western Digital Corp.	36,762	1,343,651
Xerox Holdings Corp.	22,488	422,100
		234,973,372
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Capri Holdings, Ltd. (a)	18,520	333,360
Carter's, Inc.	5,352	463,376
Columbia Sportswear Co.	4,124	358,706
Crocs, Inc. (a)	8,172	349,190
Deckers Outdoor Corp. (a)	3,322	730,873
Fossil Group, Inc. (a)	8,437	48,428
G-III Apparel Group, Ltd. (a)	6,185	81,085
Hanesbrands, Inc.	43,881	691,126
Kontoor Brands, Inc. (a) (b)	5,767	139,561

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Movado Group, Inc.	2,094	$20,814
NIKE, Inc. Class B	151,275	18,991,063
Oxford Industries, Inc.	2,094	84,514
PVH Corp.	8,974	535,209
Ralph Lauren Corp.	6,137	417,132
Skechers U.S.A., Inc. Class A (a)	14,835	448,314
Steven Madden, Ltd.	9,470	184,665
Tapestry, Inc.	33,463	523,027
Under Armour, Inc. Class A (a)	24,178	271,519
Under Armour, Inc. Class C (a)	23,676	232,972
Unifi, Inc. (a)	2,091	26,848
Vera Bradley, Inc. (a)	9,596	58,632
VF Corp.	39,865	2,800,516
Wolverine World Wide, Inc.	9,646	249,253
		28,040,183
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	8,424	196,363
Essent Group, Ltd.	11,907	440,678
Flagstar Bancorp, Inc.	6,156	182,402
HomeStreet, Inc.	4,008	103,246
Meta Financial Group, Inc.	4,296	82,569
Mr Cooper Group, Inc. (a)	8,820	196,862
New York Community Bancorp, Inc.	56,682	468,760
NMI Holdings, Inc. Class A (a)	5,827	103,721
Northfield Bancorp, Inc.	6,414	58,496
Northwest Bancshares, Inc.	12,596	115,883
Provident Financial Services, Inc.	8,265	100,833
TrustCo Bank Corp. NY	12,098	63,152
Walker & Dunlop, Inc.	4,057	215,021
Washington Federal, Inc.	9,631	200,903
		2,528,889
TOBACCO — 0.6%
Altria Group, Inc.	226,899	8,767,377
Philip Morris International, Inc.	188,874	14,163,661
Universal Corp.	1,446	60,559
Vector Group, Ltd.	13,921	134,895
		23,126,492
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	4,566	251,587
DXP Enterprises, Inc. (a)	3,707	59,794
Fastenal Co.	69,649	3,140,473
Foundation Building Materials, Inc. (a)	2,167	34,065
GATX Corp.	4,382	279,353
GMS, Inc. (a)	3,974	95,773
MSC Industrial Direct Co., Inc. Class A	6,180	391,070
NOW, Inc. (a)	6,612	30,018
United Rentals, Inc. (a)	9,159	1,598,246
Univar Solutions, Inc. (a)	21,165	357,265
Veritiv Corp. (a)	1,969	24,928
W.W. Grainger, Inc.	5,259	1,876,253
Security Description	Shares	Value
Watsco, Inc.	4,156	$967,891
WESCO International, Inc. (a)	2	88
		9,106,804
WATER UTILITIES — 0.1%
American States Water Co.	4,304	322,585
American Water Works Co., Inc.	21,943	3,179,102
California Water Service Group	6,357	276,211
Essential Utilities, Inc.	26,093	1,050,243
		4,828,141
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
ESC NII Holdings, Inc. (b)	11,225	24,358
Shenandoah Telecommunications Co.	6,323	280,963
Spok Holdings, Inc.	2,187	20,798
Telephone & Data Systems, Inc.	12,566	231,717
T-Mobile US, Inc. (a)	71,635	8,192,179
		8,750,015
TOTAL COMMON STOCKS (Cost $3,296,624,036)		3,659,481,453
PREFERRED STOCKS — 0.0% (e)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (e)
GCI Liberty, Inc. 7.00% (Cost $14)(a)	1	28
TRADING COMPANIES & DISTRIBUTORS — 0.0% (e)
WESCO International, Inc. 10.63% (Cost $150)(a)	7	196
TOTAL PREFERRED STOCKS (Cost $164)		224
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Alder Biopharmaceuticals, Inc. (a)	2,364	2,080
DIVERSIFIED FINANCIAL SERVICES — 0.0% (e)
NewStar Financial, Inc. (CVR) (a)	875	75
MEDIA — 0.0% (e)
Media General, Inc. (CVR) (a)	1,318	132
TOTAL RIGHTS (Cost $2,080)		2,287
WARRANTS — 0.0% (e)
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Battalion Oil Corp. (expiring 10/08/22) (a)	310	—

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Battalion Oil Corp. (expiring 10/08/22) (a)	248	$—
Battalion Oil Corp. (expiring 10/08/22) (a)	398	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f) (g)	5,158,635	5,159,666
State Street Navigator Securities Lending Portfolio II (c) (h)	6,423,200	6,423,200
TOTAL SHORT-TERM INVESTMENTS (Cost $11,582,917)		11,582,866
TOTAL INVESTMENTS — 100.1% (Cost $3,308,209,197)		3,671,066,830
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,788,704)
NET ASSETS — 100.0%		$3,667,278,126

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in an affiliated entity, Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securites is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2020.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At September 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	48	12/18/2020	$8,033,650	$8,044,800	$11,150
E-Mini Russell 2000 Index (long)	1	12/18/2020	75,117	75,220	103
E-mini S&P MidCap 400 Index (long)	3	12/18/2020	555,067	556,770	1,703
Total unrealized appreciation/depreciation on open futures contracts.					$12,956
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,659,456,556	$24,897	$0(a)	$3,659,481,453
Preferred Stocks	224	—	—	224
Rights	—	2,287	—	2,287
Warrants	—	0(b)	—	0
Short-Term Investments	11,582,866	—	—	11,582,866
TOTAL INVESTMENTS	$3,671,039,646	$27,184	$0	$3,671,066,830
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	12,956	—	—	12,956
TOTAL OTHER FINANCIAL INSTRUMENTS:	$12,956	$—	$—	$12,956
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,671,052,602	$27,184	$—	$3,671,079,786

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2020.
(b)	Fund held Level 2 securities that were valued at $0 at September 30, 2020
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Corp.	43,065	$2,736,781	$85,575	$87,719	$4,764	$(180,083)	43,137	$2,559,318	$22,119
State Street Institutional Liquid Reserves Fund, Premier Class	3,411,166	3,412,531	23,770,299	22,021,119	(1,688)	(357)	5,158,635	5,159,666	2,956
State Street Navigator Securities Lending Portfolio II	7,437,155	7,437,155	12,130,556	13,144,511	—	—	6,423,200	6,423,200	21,446
Total		$13,586,467	$35,986,430	$35,253,349	$3,076	$(180,440)		$14,142,184	$46,521
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.0%
BWX Technologies, Inc.	7,203	$405,601
Curtiss-Wright Corp.	5,937	553,685
General Dynamics Corp.	7,330	1,014,692
HEICO Corp. Class A	1,801	159,677
Hexcel Corp.	9,208	308,928
Huntington Ingalls Industries, Inc.	7,068	994,821
Textron, Inc.	19,694	710,756
		4,148,160
AIR FREIGHT & LOGISTICS — 1.3%
C.H. Robinson Worldwide, Inc.	13,444	1,373,843
Expeditors International of Washington, Inc.	22,287	2,017,419
FedEx Corp.	7,906	1,988,517
		5,379,779
AIRLINES — 1.1%
Alaska Air Group, Inc.	14,910	546,153
Delta Air Lines, Inc.	31,829	973,331
Southwest Airlines Co.	76,739	2,877,713
		4,397,197
AUTO COMPONENTS — 0.7%
BorgWarner, Inc.	19,286	747,140
Gentex Corp.	60,307	1,552,905
Lear Corp.	4,547	495,850
		2,795,895
AUTOMOBILES — 0.4%
Ford Motor Co.	190,787	1,270,641
Harley-Davidson, Inc.	14,966	367,266
		1,637,907
BANKS — 0.8%
Associated Banc-Corp.	11,484	144,928
Bank of Hawaii Corp.	2,475	125,037
Comerica, Inc.	4,697	179,660
Commerce Bancshares, Inc.	4,067	228,931
East West Bancorp, Inc.	5,450	178,433
First Citizens BancShares, Inc. Class A	384	122,412
First Hawaiian, Inc.	8,155	118,003
First Horizon National Corp.	15,658	147,655
FNB Corp.	15,126	102,554
Huntington Bancshares, Inc.	38,317	351,367
M&T Bank Corp.	6,388	588,271
PacWest Bancorp	5,557	94,914
People's United Financial, Inc.	20,393	210,252
Pinnacle Financial Partners, Inc.	3,651	129,939
Signature Bank	1,832	152,038
Umpqua Holdings Corp.	9,352	99,318
Zions Bancorp NA	8,283	242,029
		3,215,741
Security Description	Shares	Value
BEVERAGES — 0.2%
Molson Coors Beverage Co. Class B	25,373	$851,518
BIOTECHNOLOGY — 0.2%
Alexion Pharmaceuticals, Inc. (a)	7,690	879,967
BUILDING PRODUCTS — 2.8%
A.O. Smith Corp.	20,578	1,086,518
Allegion PLC	8,428	833,613
Armstrong World Industries, Inc.	4,242	291,892
Carrier Global Corp.	54,785	1,673,134
Fortune Brands Home & Security, Inc.	10,209	883,283
Johnson Controls International PLC	63,287	2,585,274
Lennox International, Inc.	2,638	719,145
Masco Corp.	20,190	1,113,075
Owens Corning	6,339	436,187
Trane Technologies PLC	13,217	1,602,561
		11,224,682
CAPITAL MARKETS — 3.8%
Apollo Global Management, Inc.	15,620	698,995
Cboe Global Markets, Inc.	10,719	940,485
Eaton Vance Corp.	30,093	1,148,048
Evercore, Inc. Class A	9,885	647,072
FactSet Research Systems, Inc.	4,354	1,458,067
Franklin Resources, Inc.	50,902	1,035,856
Interactive Brokers Group, Inc. Class A	3,938	190,324
Invesco, Ltd.	33,341	380,421
Lazard, Ltd. Class A	22,383	739,758
LPL Financial Holdings, Inc.	3,907	299,550
MarketAxess Holdings, Inc.	1,239	596,690
Morningstar, Inc.	2,053	329,732
MSCI, Inc.	3,286	1,172,379
Nasdaq, Inc.	6,900	846,699
Raymond James Financial, Inc.	7,961	579,242
SEI Investments Co.	22,822	1,157,532
T Rowe Price Group, Inc.	17,026	2,183,074
TD Ameritrade Holding Corp.	17,449	683,128
		15,087,052
CHEMICALS — 2.4%
Albemarle Corp.	4,767	425,598
Ashland Global Holdings, Inc.	6,949	492,823
Axalta Coating Systems, Ltd. (a)	17,257	382,588
Cabot Corp.	12,386	446,268
Celanese Corp.	11,389	1,223,748
Eastman Chemical Co.	12,030	939,784
International Flavors & Fragrances, Inc.	6,132	750,863
LyondellBasell Industries NV Class A	12,215	861,035
NewMarket Corp.	1,259	430,981
Olin Corp.	5,821	72,064
PPG Industries, Inc.	12,810	1,563,845
RPM International, Inc.	10,542	873,299
Scotts Miracle-Gro Co.	6,477	990,398

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Valvoline, Inc.	6,198	$118,010
Westlake Chemical Corp.	1,347	85,157
WR Grace & Co.	3,666	147,703
		9,804,164
COMMERCIAL SERVICES & SUPPLIES — 1.2%
Cintas Corp.	2,049	681,968
Copart, Inc. (a)	10,567	1,111,226
IAA, Inc. (a)	8,284	431,348
MSA Safety, Inc.	2,263	303,627
Republic Services, Inc.	8,141	759,962
Rollins, Inc.	8,195	444,087
Waste Management, Inc.	9,781	1,106,916
		4,839,134
COMMUNICATIONS EQUIPMENT — 1.5%
Ciena Corp. (a)	28,267	1,121,918
EchoStar Corp. Class A (a)	12,608	313,813
F5 Networks, Inc. (a)	13,304	1,633,332
Juniper Networks, Inc.	41,562	893,583
Motorola Solutions, Inc.	12,163	1,907,280
		5,869,926
CONSTRUCTION & ENGINEERING — 0.4%
AECOM (a)	6,948	290,704
Jacobs Engineering Group, Inc.	3,300	306,141
Quanta Services, Inc.	11,029	582,993
Valmont Industries, Inc.	3,293	408,925
		1,588,763
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	1,760	151,923
Martin Marietta Materials, Inc.	2,279	536,385
Vulcan Materials Co.	3,288	445,656
		1,133,964
CONSUMER FINANCE — 0.2%
Credit Acceptance Corp. (a) (b)	712	241,112
SLM Corp.	14,020	113,422
Synchrony Financial	20,538	537,479
		892,013
CONTAINERS & PACKAGING — 2.4%
AptarGroup, Inc.	7,370	834,284
Ardagh Group SA	1,434	20,148
Avery Dennison Corp.	6,394	817,409
Ball Corp.	10,148	843,502
Berry Global Group, Inc. (a)	4,337	209,564
Crown Holdings, Inc. (a)	11,081	851,686
Graphic Packaging Holding Co.	44,416	625,821
International Paper Co.	59,119	2,396,684
Packaging Corp. of America	10,827	1,180,684
Sealed Air Corp.	5,862	227,504
Silgan Holdings, Inc.	14,370	528,385
Sonoco Products Co.	12,650	646,036
Westrock Co.	13,910	483,233
		9,664,940
Security Description	Shares	Value
DISTRIBUTORS — 0.8%
Genuine Parts Co.	15,122	$1,439,161
LKQ Corp. (a)	21,340	591,758
Pool Corp.	3,233	1,081,568
		3,112,487
DIVERSIFIED CONSUMER SERVICES — 0.7%
Bright Horizons Family Solutions, Inc. (a)	2,313	351,668
Graham Holdings Co. Class B	856	345,918
Grand Canyon Education, Inc. (a)	6,023	481,479
H&R Block, Inc.	44,181	719,708
Service Corp. International	20,937	883,123
Terminix Global Holdings, Inc. (a)	5,093	203,109
		2,985,005
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Jefferies Financial Group, Inc.	24,271	436,878
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
CenturyLink, Inc.	60,128	606,691
GCI Liberty, Inc. Class A (a)	10,560	865,498
		1,472,189
ELECTRIC UTILITIES — 3.8%
Alliant Energy Corp.	19,354	999,634
Avangrid, Inc.	6,340	319,916
Entergy Corp.	15,855	1,562,193
Evergy, Inc.	29,326	1,490,347
Eversource Energy	11,779	984,136
Exelon Corp.	54,801	1,959,684
FirstEnergy Corp.	30,981	889,465
Hawaiian Electric Industries, Inc.	20,926	695,580
IDACORP, Inc.	8,667	692,493
NRG Energy, Inc.	11,350	348,899
OGE Energy Corp.	37,342	1,119,887
Pinnacle West Capital Corp.	13,994	1,043,253
PPL Corp.	57,525	1,565,255
Xcel Energy, Inc.	20,797	1,435,201
		15,105,943
ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands, Inc.	4,805	491,792
AMETEK, Inc.	7,957	790,926
Eaton Corp. PLC	14,008	1,429,236
Emerson Electric Co.	18,405	1,206,816
Generac Holdings, Inc. (a)	2,559	495,525
Hubbell, Inc.	6,834	935,164
Regal Beloit Corp.	5,118	480,426
Rockwell Automation, Inc.	3,482	768,408
Sensata Technologies Holding PLC (a)	6,041	260,609
		6,858,902
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Amphenol Corp. Class A	7,629	825,992
Arrow Electronics, Inc. (a)	9,467	744,674

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Avnet, Inc.	26,354	$680,987
CDW Corp.	24,729	2,955,857
Corning, Inc.	41,975	1,360,410
Dolby Laboratories, Inc. Class A	12,697	841,557
FLIR Systems, Inc.	8,381	300,459
Jabil, Inc.	14,149	484,745
Keysight Technologies, Inc. (a)	11,870	1,172,519
Littelfuse, Inc.	1,086	192,591
National Instruments Corp.	18,338	654,667
SYNNEX Corp.	9,905	1,387,294
		11,601,752
ENTERTAINMENT — 0.7%
Electronic Arts, Inc. (a)	10,101	1,317,271
Madison Square Garden Entertainment Corp. (a)	1,392	95,338
Madison Square Garden Sports Corp. (a)	2,687	404,340
Take-Two Interactive Software, Inc. (a)	5,446	899,788
		2,716,737
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.5%
Apartment Investment and Management Co. Class A REIT	35,060	1,182,223
AvalonBay Communities, Inc. REIT	5,696	850,641
Boston Properties, Inc. REIT	5,480	440,044
Brandywine Realty Trust REIT	6,890	71,243
Brixmor Property Group, Inc. REIT	15,192	177,594
Camden Property Trust REIT	5,583	496,775
CoreSite Realty Corp. REIT	2,824	335,717
Corporate Office Properties Trust REIT	15,614	370,364
Cousins Properties, Inc. REIT	6,688	191,210
CubeSmart REIT	17,746	573,373
Douglas Emmett, Inc. REIT	22,036	553,104
Duke Realty Corp. REIT	26,857	991,023
Empire State Realty Trust, Inc. Class A REIT	13,464	82,400
Equity Commonwealth REIT	31,343	834,664
Equity LifeStyle Properties, Inc. REIT	14,441	885,233
Equity Residential REIT	18,469	948,014
Essex Property Trust, Inc. REIT	2,816	565,425
Extra Space Storage, Inc. REIT	9,148	978,744
Federal Realty Investment Trust REIT	7,662	562,697
First Industrial Realty Trust, Inc. REIT	21,813	868,157
Highwoods Properties, Inc. REIT	6,422	215,586
Host Hotels & Resorts, Inc. REIT	107,592	1,160,918
Iron Mountain, Inc. REIT (b)	18,763	502,661
Kilroy Realty Corp. REIT	5,258	273,206
Kimco Realty Corp. REIT	15,743	177,266
Lamar Advertising Co. Class A REIT	9,349	618,623
Life Storage, Inc. REIT	8,306	874,373
Security Description	Shares	Value
Medical Properties Trust, Inc. REIT	17,223	$303,641
Mid-America Apartment Communities, Inc. REIT	4,862	563,749
National Retail Properties, Inc. REIT	10,129	349,552
Public Storage REIT	7,847	1,747,684
Rayonier, Inc. REIT	6,446	170,432
Rexford Industrial Realty, Inc. REIT	3,985	182,354
SL Green Realty Corp. REIT (b)	4,099	190,071
Spirit Realty Capital, Inc. REIT (b)	3,348	112,995
STORE Capital Corp. REIT	7,969	218,590
Taubman Centers, Inc. REIT	3,351	111,555
Vornado Realty Trust REIT	47,593	1,604,360
Weingarten Realty Investors REIT	21,592	366,200
WP Carey, Inc. REIT	6,082	396,303
		22,098,764
FOOD & STAPLES RETAILING — 1.4%
Casey's General Stores, Inc.	9,880	1,755,182
Sprouts Farmers Market, Inc. (a)	12,835	268,636
Sysco Corp.	19,664	1,223,494
Walgreens Boots Alliance, Inc.	66,905	2,403,228
		5,650,540
FOOD PRODUCTS — 3.2%
Campbell Soup Co.	11,011	532,602
Flowers Foods, Inc.	28,909	703,356
General Mills, Inc.	21,907	1,351,224
Hershey Co.	13,134	1,882,627
Hormel Foods Corp.	21,286	1,040,672
Ingredion, Inc.	17,686	1,338,476
J.M. Smucker Co.	14,753	1,704,267
Kellogg Co.	15,215	982,737
Lamb Weston Holdings, Inc.	9,625	637,849
McCormick & Co., Inc.	5,759	1,117,822
Pilgrim's Pride Corp. (a)	4,384	65,607
Post Holdings, Inc. (a)	7,406	636,916
Seaboard Corp.	33	93,611
Tyson Foods, Inc. Class A	14,527	864,066
		12,951,832
GAS UTILITIES — 0.8%
Atmos Energy Corp.	10,399	994,040
National Fuel Gas Co.	22,238	902,640
UGI Corp.	34,770	1,146,715
		3,043,395
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Cooper Cos., Inc.	3,195	1,077,098
DENTSPLY SIRONA, Inc.	17,862	781,105
Envista Holdings Corp. (a)	13,956	344,434
Globus Medical, Inc. Class A (a)	6,923	342,827
Haemonetics Corp. (a)	2,263	197,447
Hill-Rom Holdings, Inc.	6,932	578,891
ICU Medical, Inc. (a)	1,706	311,789
Integra LifeSciences Holdings Corp. (a)	4,248	200,591

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Masimo Corp. (a)	2,872	$677,964
STERIS PLC	7,233	1,274,382
Varian Medical Systems, Inc. (a)	9,395	1,615,940
West Pharmaceutical Services, Inc.	5,112	1,405,289
		8,807,757
HEALTH CARE PROVIDERS & SERVICES — 5.0%
Amedisys, Inc. (a)	1,170	276,623
AmerisourceBergen Corp.	28,796	2,790,908
Cardinal Health, Inc.	54,346	2,551,545
Chemed Corp.	2,166	1,040,438
DaVita, Inc. (a)	20,680	1,771,242
Encompass Health Corp.	8,854	575,333
Henry Schein, Inc. (a)	38,398	2,257,035
Humana, Inc.	4,835	2,001,158
Laboratory Corp. of America Holdings (a)	4,592	864,536
McKesson Corp.	20,667	3,077,936
Premier, Inc. Class A	16,551	543,369
Quest Diagnostics, Inc.	12,321	1,410,631
Universal Health Services, Inc. Class B	9,884	1,057,786
		20,218,540
HEALTH CARE TECHNOLOGY — 0.8%
Cerner Corp.	41,144	2,974,300
Change Healthcare, Inc. (a)	17,175	249,209
		3,223,509
HOTELS, RESTAURANTS & LEISURE — 1.2%
Choice Hotels International, Inc.	2,397	206,046
Domino's Pizza, Inc.	2,253	958,156
Dunkin' Brands Group, Inc.	5,979	489,740
Extended Stay America, Inc.	13,614	162,687
Hyatt Hotels Corp. Class A	2,696	143,886
Vail Resorts, Inc.	4,365	933,979
Wyndham Destinations, Inc.	4,338	133,437
Yum China Holdings, Inc.	14,656	776,035
Yum! Brands, Inc.	12,716	1,160,971
		4,964,937
HOUSEHOLD DURABLES — 1.5%
Garmin, Ltd.	14,342	1,360,482
Leggett & Platt, Inc.	8,339	343,317
Mohawk Industries, Inc. (a)	4,365	425,980
Newell Brands, Inc.	28,152	483,088
NVR, Inc. (a)	375	1,531,170
PulteGroup, Inc.	14,825	686,249
Whirlpool Corp.	7,276	1,337,984
		6,168,270
HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	17,687	1,657,449
Clorox Co.	8,000	1,681,360
Reynolds Consumer Products, Inc.	2,638	80,775
		3,419,584
Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.6%
AES Corp.	61,128	$1,107,028
Vistra Corp.	67,663	1,276,124
		2,383,152
INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	8,784	1,074,898
INSURANCE — 8.9%
Alleghany Corp.	2,470	1,285,511
Allstate Corp.	27,117	2,552,794
American Financial Group, Inc.	2,705	181,181
American National Group, Inc.	1,794	121,149
Arch Capital Group, Ltd. (a)	71,533	2,092,340
Arthur J Gallagher & Co.	10,988	1,160,113
Assurant, Inc.	3,836	465,345
Assured Guaranty, Ltd.	3,371	72,409
Axis Capital Holdings, Ltd.	8,943	393,850
Brown & Brown, Inc.	25,014	1,132,384
Cincinnati Financial Corp.	40,253	3,138,526
CNA Financial Corp.	2,811	84,302
Erie Indemnity Co. Class A	3,992	839,438
Everest Re Group, Ltd.	8,449	1,669,015
Fidelity National Financial, Inc.	60,274	1,887,179
First American Financial Corp.	21,771	1,108,362
Globe Life, Inc.	13,903	1,110,850
Hanover Insurance Group, Inc.	9,681	902,076
Hartford Financial Services Group, Inc.	28,036	1,033,407
Kemper Corp.	10,304	688,616
Loews Corp.	19,227	668,138
Markel Corp. (a)	2,561	2,493,646
Mercury General Corp.	7,367	304,773
Old Republic International Corp.	76,936	1,134,037
Primerica, Inc.	2,772	313,624
Progressive Corp.	46,655	4,416,829
Reinsurance Group of America, Inc.	4,854	462,052
RenaissanceRe Holdings, Ltd.	7,849	1,332,289
Travelers Cos., Inc.	12,410	1,342,638
Unum Group	7,411	124,727
White Mountains Insurance Group, Ltd.	772	601,388
WR Berkley Corp.	13,117	802,105
		35,915,093
INTERNET & DIRECT MARKETING RETAIL — 0.6%
eBay, Inc.	40,288	2,099,005
Qurate Retail, Inc. Class A	13,266	95,250
		2,194,255
IT SERVICES — 6.0%
Amdocs, Ltd.	35,842	2,057,689
Black Knight, Inc. (a)	8,952	779,272
Booz Allen Hamilton Holding Corp.	9,406	780,510
Broadridge Financial Solutions, Inc.	16,316	2,153,712
CACI International, Inc. Class A (a)	2,816	600,259

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Cognizant Technology Solutions Corp. Class A	75,088	$5,212,609
EPAM Systems, Inc. (a)	5,015	1,621,249
Euronet Worldwide, Inc. (a)	1,464	133,370
Gartner, Inc. (a)	6,446	805,428
Genpact, Ltd.	12,940	504,013
Jack Henry & Associates, Inc.	5,215	847,907
Leidos Holdings, Inc.	20,614	1,837,738
Paychex, Inc.	15,992	1,275,682
Sabre Corp.	9,489	61,773
Science Applications International Corp.	15,546	1,219,117
VeriSign, Inc. (a)	10,060	2,060,791
Western Union Co.	110,633	2,370,865
		24,321,984
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	1,832	107,923
Hasbro, Inc.	4,545	375,962
Polaris, Inc.	2,823	266,322
		750,207
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Agilent Technologies, Inc.	7,243	731,109
Bio-Rad Laboratories, Inc. Class A (a)	3,570	1,840,192
Bio-Techne Corp.	1,602	396,863
Bruker Corp.	6,787	269,783
Charles River Laboratories International, Inc. (a)	1,884	426,632
Mettler-Toledo International, Inc. (a)	1,111	1,072,948
PerkinElmer, Inc.	4,668	585,881
PRA Health Sciences, Inc. (a)	3,148	319,333
Waters Corp. (a)	5,863	1,147,272
		6,790,013
MACHINERY — 4.5%
AGCO Corp.	7,557	561,258
Allison Transmission Holdings, Inc.	26,575	933,846
Crane Co.	4,947	247,993
Cummins, Inc.	14,003	2,956,873
Donaldson Co., Inc.	14,711	682,885
Dover Corp.	6,574	712,227
Flowserve Corp.	4,314	117,729
Graco, Inc.	19,590	1,201,846
IDEX Corp.	5,538	1,010,187
ITT, Inc.	6,949	410,338
Lincoln Electric Holdings, Inc.	7,915	728,497
Middleby Corp. (a)	2,521	226,159
Nordson Corp.	1,766	338,754
Oshkosh Corp.	10,340	759,990
Otis Worldwide Corp.	11,155	696,295
PACCAR, Inc.	20,913	1,783,461
Parker-Hannifin Corp.	2,812	568,980
Pentair PLC	9,155	419,024
Snap-on, Inc.	9,890	1,455,116
Stanley Black & Decker, Inc.	3,808	617,658
Security Description	Shares	Value
Timken Co.	2,866	$155,395
Toro Co.	4,190	351,751
Trinity Industries, Inc.	2,884	56,238
Woodward, Inc.	3,771	302,283
Xylem, Inc.	11,387	957,874
		18,252,657
MARINE — 0.0% (c)
Kirby Corp. (a)	3,185	115,202
MEDIA — 2.2%
Cable One, Inc.	187	352,575
Discovery, Inc. Class A (a) (b)	13,785	300,099
Discovery, Inc. Class C (a)	29,846	584,982
DISH Network Corp. Class A (a)	8,257	239,701
Interpublic Group of Cos., Inc.	91,937	1,532,590
John Wiley & Sons, Inc. Class A	11,536	365,807
Liberty Media Corp.-Liberty SiriusXM Class A (a)	4,417	146,512
Liberty Media Corp.-Liberty SiriusXM Class C (a)	10,145	335,597
New York Times Co. Class A	16,052	686,865
News Corp. Class A	84,509	1,184,816
News Corp. Class B	27,905	390,112
Omnicom Group, Inc.	46,383	2,295,958
Sirius XM Holdings, Inc. (b)	40,780	218,581
		8,634,195
METALS & MINING — 1.0%
Nucor Corp.	37,898	1,700,104
Reliance Steel & Aluminum Co.	17,167	1,751,721
Steel Dynamics, Inc.	14,186	406,145
		3,857,970
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (c)
Starwood Property Trust, Inc. REIT	10,173	153,511
MULTI-UTILITIES — 3.0%
Ameren Corp.	21,633	1,710,738
CenterPoint Energy, Inc.	42,156	815,719
CMS Energy Corp.	24,188	1,485,385
Consolidated Edison, Inc.	21,672	1,686,081
DTE Energy Co.	11,874	1,365,985
MDU Resources Group, Inc.	21,956	494,010
NiSource, Inc.	63,673	1,400,806
Public Service Enterprise Group, Inc.	35,423	1,945,077
WEC Energy Group, Inc.	13,070	1,266,483
		12,170,284
OIL, GAS & CONSUMABLE FUELS — 0.4%
Cabot Oil & Gas Corp.	52,176	905,775
HollyFrontier Corp.	8,310	163,790
Pioneer Natural Resources Co.	5,824	500,806
		1,570,371
PERSONAL PRODUCTS — 0.5%
Estee Lauder Cos., Inc. Class A	8,550	1,866,037

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Herbalife Nutrition, Ltd. (a)	4,412	$205,820
		2,071,857
PHARMACEUTICALS — 0.4%
Jazz Pharmaceuticals PLC (a)	9,238	1,317,246
Mylan NV (a)	23,659	350,863
		1,668,109
PROFESSIONAL SERVICES — 0.7%
CoreLogic, Inc.	4,674	316,290
FTI Consulting, Inc. (a)	4,048	428,966
ManpowerGroup, Inc.	10,252	751,779
Nielsen Holdings PLC	22,411	317,788
Robert Half International, Inc.	20,021	1,059,912
		2,874,735
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
CBRE Group, Inc. Class A (a)	38,856	1,825,066
Jones Lang LaSalle, Inc.	5,874	561,907
		2,386,973
ROAD & RAIL — 1.3%
AMERCO	1,607	572,060
JB Hunt Transport Services, Inc.	10,454	1,321,177
Kansas City Southern	4,364	789,142
Knight-Swift Transportation Holdings, Inc.	11,896	484,167
Landstar System, Inc.	8,398	1,053,865
Old Dominion Freight Line, Inc.	3,299	596,855
Ryder System, Inc.	4,023	169,932
Schneider National, Inc. Class B	13,650	337,564
		5,324,762
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Cirrus Logic, Inc. (a)	5,376	362,611
Entegris, Inc.	8,106	602,600
Maxim Integrated Products, Inc.	43,764	2,958,884
Monolithic Power Systems, Inc.	4,383	1,225,531
Skyworks Solutions, Inc.	10,180	1,481,190
Teradyne, Inc.	14,139	1,123,485
Xilinx, Inc.	18,874	1,967,426
		9,721,727
SOFTWARE — 3.5%
ANSYS, Inc. (a)	5,415	1,771,951
Aspen Technology, Inc. (a)	6,469	818,911
Bill.Com Holdings, Inc. (a)	329	33,002
Cadence Design Systems, Inc. (a)	22,402	2,388,725
CDK Global, Inc.	11,109	484,241
Citrix Systems, Inc.	17,923	2,468,176
NortonLifeLock, Inc.	101,968	2,125,013
Synopsys, Inc. (a)	11,328	2,423,965
Teradata Corp. (a)	10,961	248,815
Tyler Technologies, Inc. (a)	3,758	1,309,889
		14,072,688
Security Description	Shares	Value
SPECIALTY RETAIL — 1.7%
Advance Auto Parts, Inc.	7,275	$1,116,712
AutoNation, Inc. (a)	3,810	201,663
AutoZone, Inc. (a)	1,676	1,973,725
Best Buy Co., Inc.	12,464	1,387,119
Foot Locker, Inc.	6,721	221,995
Tiffany & Co.	5,751	666,253
Tractor Supply Co.	9,984	1,431,107
		6,998,574
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
Hewlett Packard Enterprise Co.	259,713	2,433,511
HP, Inc.	288,034	5,469,765
NetApp, Inc.	44,900	1,968,416
Xerox Holdings Corp.	39,149	734,827
		10,606,519
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter's, Inc.	6,400	554,112
Columbia Sportswear Co.	5,698	495,612
Hanesbrands, Inc. (b)	27,516	433,377
Ralph Lauren Corp.	4,860	330,334
Tapestry, Inc.	17,572	274,651
		2,088,086
THRIFTS & MORTGAGE FINANCE — 0.1%
MGIC Investment Corp.	35,412	313,750
New York Community Bancorp, Inc.	19,956	165,036
		478,786
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Fastenal Co.	32,566	1,468,401
HD Supply Holdings, Inc. (a)	13,712	565,483
MSC Industrial Direct Co., Inc. Class A	10,080	637,862
W.W. Grainger, Inc.	2,704	964,706
Watsco, Inc.	5,075	1,181,917
		4,818,369
WATER UTILITIES — 0.4%
American Water Works Co., Inc.	7,662	1,110,071
Essential Utilities, Inc.	12,032	484,288
		1,594,359
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	16,714	308,206
United States Cellular Corp. (a)	2,000	59,060
		367,266
TOTAL COMMON STOCKS (Cost $373,021,720)		401,504,425
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d) (e)	269,952	270,006

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	779,849	$779,849
TOTAL SHORT-TERM INVESTMENTS (Cost $1,049,855)		1,049,855
TOTAL INVESTMENTS — 100.0% (Cost $374,071,575)		402,554,280
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		26,387
NET ASSETS — 100.0%		$402,580,667
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	6	12/18/2020	$999,091	$1,005,600	$6,509
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$401,504,425	$—	$—	$401,504,425
Short-Term Investments	1,049,855	—	—	1,049,855
TOTAL INVESTMENTS	$402,554,280	$—	$—	$402,554,280
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	6,509	—	—	6,509
TOTAL OTHER FINANCIAL INSTRUMENTS:	$6,509	$—	$—	$6,509
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$402,560,789	$—	$—	$402,560,789
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	318,479	$318,607	$4,411,766	$4,460,141	$(226)	$—	269,952	$270,006	$546
State Street Navigator Securities Lending Portfolio II	874,965	874,965	4,505,651	4,600,767	—	—	779,849	779,849	618
Total		$1,193,572	$8,917,417	$9,060,908	$(226)	$—		$1,049,855	$1,164
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
Axon Enterprise, Inc. (a)	1,314	$119,180
BWX Technologies, Inc.	3,474	195,621
Curtiss-Wright Corp.	1,411	131,590
General Dynamics Corp.	1,343	185,911
HEICO Corp.	439	45,946
HEICO Corp. Class A	864	76,602
Hexcel Corp.	799	26,806
Howmet Aerospace, Inc.	6,114	102,226
Huntington Ingalls Industries, Inc.	1,813	255,180
L3Harris Technologies, Inc.	997	169,330
Lockheed Martin Corp.	692	265,230
Mercury Systems, Inc. (a)	1,814	140,512
Northrop Grumman Corp.	940	296,561
Raytheon Technologies Corp.	1,491	85,792
Spirit AeroSystems Holdings, Inc. Class A	408	7,715
Teledyne Technologies, Inc. (a)	834	258,715
Textron, Inc.	2,240	80,842
TransDigm Group, Inc.	230	109,278
		2,553,037
AIR FREIGHT & LOGISTICS — 1.0%
C.H. Robinson Worldwide, Inc.	3,753	383,519
Expeditors International of Washington, Inc.	6,969	630,834
FedEx Corp.	1,700	427,584
United Parcel Service, Inc. Class B	2,365	394,080
XPO Logistics, Inc. (a) (b)	4,182	354,048
		2,190,065
AIRLINES — 0.3%
Alaska Air Group, Inc.	2,822	103,370
American Airlines Group, Inc.	2,113	25,969
Copa Holdings SA Class A	674	33,929
Delta Air Lines, Inc.	4,559	139,414
JetBlue Airways Corp. (a)	6,914	78,336
Southwest Airlines Co.	7,628	286,050
United Airlines Holdings, Inc. (a)	999	34,715
		701,783
AUTO COMPONENTS — 0.8%
Aptiv PLC	4,321	396,149
BorgWarner, Inc.	10,329	400,146
Gentex Corp.	22,188	571,341
Lear Corp.	2,799	305,231
		1,672,867
AUTOMOBILES — 0.3%
Ford Motor Co.	22,810	151,915
General Motors Co.	7,516	222,398
Harley-Davidson, Inc.	3,204	78,626
Tesla, Inc. (a)	299	128,274
Thor Industries, Inc. (b)	1,212	115,455
		696,668
Security Description	Shares	Value
BANKS — 0.8%
Associated Banc-Corp.	1,578	$19,914
Bank of America Corp.	1,359	32,738
Bank of Hawaii Corp.	519	26,220
Bank OZK	2,306	49,164
Citigroup, Inc.	586	25,262
Citizens Financial Group, Inc.	2,712	68,559
Comerica, Inc.	732	27,999
Commerce Bancshares, Inc. (b)	1,532	86,236
Cullen/Frost Bankers, Inc.	597	38,178
East West Bancorp, Inc.	2,107	68,983
Fifth Third Bancorp	4,602	98,115
First Citizens BancShares, Inc. Class A	159	50,686
First Hawaiian, Inc.	975	14,108
First Horizon National Corp.	2,748	25,914
First Republic Bank	784	85,503
FNB Corp.	2,671	18,109
Huntington Bancshares, Inc.	6,563	60,183
JPMorgan Chase & Co.	126	12,130
KeyCorp	5,754	68,645
M&T Bank Corp.	578	53,228
PacWest Bancorp	670	11,444
People's United Financial, Inc.	3,079	31,744
Pinnacle Financial Partners, Inc.	790	28,116
PNC Financial Services Group, Inc.	879	96,611
Popular, Inc.	1,470	53,317
Prosperity Bancshares, Inc.	827	42,863
Regions Financial Corp.	7,794	89,865
Signature Bank	765	63,487
Sterling Bancorp	1,388	14,602
SVB Financial Group (a)	553	133,063
Synovus Financial Corp.	1,068	22,610
TCF Financial Corp.	832	19,436
Truist Financial Corp.	795	30,250
Umpqua Holdings Corp.	1,596	16,950
US Bancorp	1,386	49,688
Webster Financial Corp.	516	13,628
Wells Fargo & Co.	711	16,716
Western Alliance Bancorp	1,720	54,386
Wintrust Financial Corp.	243	9,732
Zions Bancorp NA	1,427	41,697
		1,770,079
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a)	192	169,605
Brown-Forman Corp. Class A	576	39,560
Brown-Forman Corp. Class B	2,306	173,688
Coca-Cola Co.	1,272	62,799
Constellation Brands, Inc. Class A	1,049	198,796
Keurig Dr. Pepper, Inc.	1,865	51,474
Molson Coors Beverage Co. Class B	4,510	151,355
Monster Beverage Corp. (a)	4,308	345,501
PepsiCo, Inc.	838	116,147
		1,308,925

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
BIOTECHNOLOGY — 2.3%
AbbVie, Inc.	2,424	$212,318
ACADIA Pharmaceuticals, Inc. (a)	1,014	41,828
Acceleron Pharma, Inc. (a)	783	88,111
Alexion Pharmaceuticals, Inc. (a)	3,590	410,804
Alkermes PLC (a)	676	11,201
Alnylam Pharmaceuticals, Inc. (a)	907	132,059
Amgen, Inc.	1,304	331,425
Biogen, Inc. (a)	4,811	1,364,784
BioMarin Pharmaceutical, Inc. (a)	817	62,157
Exelixis, Inc. (a)	20,131	492,203
Gilead Sciences, Inc.	3,682	232,666
Incyte Corp. (a)	3,705	332,487
Ionis Pharmaceuticals, Inc. (a)	3,705	175,802
Neurocrine Biosciences, Inc. (a)	1,903	182,992
Regeneron Pharmaceuticals, Inc. (a)	789	441,666
Seattle Genetics, Inc. (a)	949	185,710
United Therapeutics Corp. (a)	68	6,868
Vertex Pharmaceuticals, Inc. (a)	1,172	318,925
		5,024,006
BUILDING PRODUCTS — 2.4%
A.O. Smith Corp.	7,592	400,858
Allegion PLC	2,406	237,977
Armstrong World Industries, Inc.	1,063	73,145
Carrier Global Corp.	43,969	1,342,813
Fortune Brands Home & Security, Inc.	6,800	588,336
Johnson Controls International PLC	13,594	555,315
Lennox International, Inc.	424	115,587
Masco Corp.	11,990	661,009
Owens Corning	5,195	357,468
Trane Technologies PLC	3,529	427,891
Trex Co., Inc. (a)	5,914	423,442
		5,183,841
CAPITAL MARKETS — 4.1%
Affiliated Managers Group, Inc.	490	33,506
Ameriprise Financial, Inc.	1,215	187,244
Apollo Global Management, Inc.	16,932	757,707
Bank of New York Mellon Corp.	2,283	78,398
BlackRock, Inc.	239	134,688
Carlyle Group, Inc. (b)	2,207	54,447
Cboe Global Markets, Inc.	3,166	277,785
Charles Schwab Corp.	2,717	98,437
CME Group, Inc.	409	68,430
E*TRADE Financial Corp.	3,605	180,430
Eaton Vance Corp.	10,216	389,740
Evercore, Inc. Class A	2,489	162,930
FactSet Research Systems, Inc.	1,184	396,498
Franklin Resources, Inc.	4,681	95,258
Goldman Sachs Group, Inc.	771	154,948
Interactive Brokers Group, Inc. Class A	758	36,634
Intercontinental Exchange, Inc.	1,061	106,153
Invesco, Ltd.	1,517	17,309
Security Description	Shares	Value
KKR & Co., Inc.	3,926	$134,819
Lazard, Ltd. Class A	8,115	268,201
LPL Financial Holdings, Inc.	6,788	520,436
MarketAxess Holdings, Inc.	943	454,139
Moody's Corp.	1,702	493,325
Morgan Stanley	2,134	103,179
Morningstar, Inc.	654	105,039
MSCI, Inc.	1,729	616,873
Nasdaq, Inc.	2,401	294,627
Northern Trust Corp.	1,517	118,280
Raymond James Financial, Inc.	1,991	144,865
S&P Global, Inc.	1,289	464,813
SEI Investments Co.	7,116	360,924
State Street Corp. (c)	3,904	231,624
T Rowe Price Group, Inc.	6,917	886,898
TD Ameritrade Holding Corp.	5,412	211,880
Tradeweb Markets, Inc. Class A	2,804	162,632
		8,803,096
CHEMICALS — 2.9%
Air Products & Chemicals, Inc.	1,756	523,042
Albemarle Corp.	2,929	261,501
Ashland Global Holdings, Inc.	1,470	104,252
Axalta Coating Systems, Ltd. (a)	3,398	75,334
Cabot Corp.	3,624	130,573
Celanese Corp.	3,642	391,333
CF Industries Holdings, Inc.	4,609	141,542
Chemours Co. (b)	1,712	35,798
Corteva, Inc.	10,909	314,288
Dow, Inc.	8,955	421,333
DuPont de Nemours, Inc.	1,432	79,447
Eastman Chemical Co.	4,768	372,476
Ecolab, Inc.	1,028	205,436
Element Solutions, Inc. (a)	7,972	83,786
FMC Corp.	3,414	361,577
Huntsman Corp.	6,504	144,454
International Flavors & Fragrances, Inc.	1,559	190,900
Linde PLC (a)	859	204,554
LyondellBasell Industries NV Class A	4,858	342,440
Mosaic Co.	1,622	29,634
NewMarket Corp.	431	147,540
Olin Corp.	2,603	32,225
PPG Industries, Inc.	2,459	300,195
RPM International, Inc.	3,685	305,265
Scotts Miracle-Gro Co.	3,806	581,975
Sherwin-Williams Co.	383	266,851
Valvoline, Inc.	8,900	169,456
Westlake Chemical Corp.	643	40,650
WR Grace & Co.	868	34,972
		6,292,829
COMMERCIAL SERVICES & SUPPLIES — 1.0%
ADT, Inc.	6,625	54,126
Cintas Corp.	1,040	346,143

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Clean Harbors, Inc. (a)	1,279	$71,663
Copart, Inc. (a)	4,833	508,238
IAA, Inc. (a)	5,544	288,676
MSA Safety, Inc.	1,542	206,890
Republic Services, Inc.	2,079	194,075
Rollins, Inc.	2,596	140,677
Stericycle, Inc. (a)	729	45,971
Waste Management, Inc.	1,894	214,344
		2,070,803
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	1,351	279,562
Ciena Corp. (a)	17,928	711,562
Cisco Systems, Inc.	2,127	83,783
CommScope Holding Co., Inc. (a)	1,334	12,006
EchoStar Corp. Class A (a)	2,150	53,514
F5 Networks, Inc. (a)	3,277	402,317
Juniper Networks, Inc.	6,833	146,909
Lumentum Holdings, Inc. (a)	361	27,122
Motorola Solutions, Inc.	1,371	214,987
Ubiquiti, Inc. (b)	462	76,997
ViaSat, Inc. (a)	245	8,426
		2,017,185
CONSTRUCTION & ENGINEERING — 0.4%
AECOM (a)	7,427	310,746
Jacobs Engineering Group, Inc.	1,210	112,252
Quanta Services, Inc.	6,344	335,344
Valmont Industries, Inc.	1,259	156,342
		914,684
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	499	43,074
Martin Marietta Materials, Inc.	980	230,653
Vulcan Materials Co.	1,391	188,536
		462,263
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	2,282	57,210
American Express Co.	969	97,142
Capital One Financial Corp.	1,721	123,671
Credit Acceptance Corp. (a)	417	141,213
Discover Financial Services	1,897	109,609
OneMain Holdings, Inc.	3,213	100,406
Santander Consumer USA Holdings, Inc.	1,318	23,974
SLM Corp.	10,438	84,443
Synchrony Financial	5,586	146,186
		883,854
CONTAINERS & PACKAGING — 1.5%
AptarGroup, Inc.	1,615	182,818
Avery Dennison Corp.	1,898	242,640
Ball Corp.	3,383	281,195
Berry Global Group, Inc. (a)	1,548	74,799
Crown Holdings, Inc. (a)	5,058	388,758
Graphic Packaging Holding Co.	18,228	256,833
International Paper Co.	13,282	538,452
Security Description	Shares	Value
Packaging Corp. of America	5,017	$547,104
Sealed Air Corp.	2,079	80,686
Silgan Holdings, Inc.	5,607	206,169
Sonoco Products Co.	1,883	96,165
Westrock Co.	6,829	237,240
		3,132,859
DISTRIBUTORS — 0.5%
Genuine Parts Co.	2,387	227,171
LKQ Corp. (a)	15,656	434,141
Pool Corp.	1,312	438,916
		1,100,228
DIVERSIFIED CONSUMER SERVICES — 0.4%
Bright Horizons Family Solutions, Inc. (a)	454	69,026
Chegg, Inc. (a)	811	57,938
frontdoor, Inc. (a)	3,366	130,971
Graham Holdings Co. Class B	100	40,411
Grand Canyon Education, Inc. (a)	1,837	146,850
H&R Block, Inc.	7,675	125,026
Service Corp. International	3,541	149,359
Terminix Global Holdings, Inc. (a)	689	27,477
		747,058
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Berkshire Hathaway, Inc. Class B (a)	1,052	224,013
Jefferies Financial Group, Inc.	6,519	117,342
Voya Financial, Inc.	804	38,536
		379,891
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	4,561	130,034
CenturyLink, Inc.	42,405	427,867
GCI Liberty, Inc. Class A (a)	6,069	497,415
Verizon Communications, Inc.	2,132	126,833
		1,182,149
ELECTRIC UTILITIES — 2.5%
Alliant Energy Corp.	4,864	251,226
American Electric Power Co., Inc.	3,154	257,776
Avangrid, Inc.	1,087	54,850
Duke Energy Corp.	3,632	321,650
Edison International	2,657	135,082
Entergy Corp.	4,325	426,142
Evergy, Inc.	7,916	402,291
Eversource Energy	3,342	279,224
Exelon Corp.	8,104	289,799
FirstEnergy Corp.	8,066	231,575
Hawaiian Electric Industries, Inc.	5,176	172,050
IDACORP, Inc.	1,639	130,956
NextEra Energy, Inc.	550	152,658
NRG Energy, Inc.	32,333	993,917
OGE Energy Corp.	4,599	137,924
PG&E Corp. (a)	7,234	67,927
Pinnacle West Capital Corp.	2,357	175,714

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
PPL Corp.	10,642	$289,569
Southern Co.	5,681	308,024
Xcel Energy, Inc.	5,112	352,779
		5,431,133
ELECTRICAL EQUIPMENT — 1.8%
Acuity Brands, Inc.	1,646	168,468
AMETEK, Inc.	2,436	242,138
Eaton Corp. PLC	5,040	514,231
Emerson Electric Co.	6,638	435,254
Generac Holdings, Inc. (a)	2,727	528,056
GrafTech International, Ltd.	2,619	17,914
Hubbell, Inc.	2,549	348,805
nVent Electric PLC	5,203	92,041
Regal Beloit Corp.	2,517	236,271
Rockwell Automation, Inc.	2,848	628,497
Sensata Technologies Holding PLC (a)	2,850	122,949
Vertiv Holdings Co. (a)	25,950	449,454
		3,784,078
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Amphenol Corp. Class A	2,255	244,149
Arrow Electronics, Inc. (a)	5,297	416,662
Avnet, Inc.	5,142	132,869
CDW Corp.	4,498	537,646
Cognex Corp.	5,675	369,443
Coherent, Inc. (a)	789	87,524
Corning, Inc.	5,749	186,325
Dolby Laboratories, Inc. Class A	3,310	219,387
FLIR Systems, Inc.	2,866	102,746
IPG Photonics Corp. (a)	1,119	190,196
Jabil, Inc.	18,335	628,157
Keysight Technologies, Inc. (a)	7,161	707,364
Littelfuse, Inc.	507	89,911
National Instruments Corp.	6,947	248,008
SYNNEX Corp.	5,684	796,101
Trimble, Inc. (a)	4,366	212,624
Zebra Technologies Corp. Class A (a)	1,454	367,077
		5,536,189
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	6,502	86,412
Halliburton Co.	3,787	45,633
Helmerich & Payne, Inc.	1,990	29,153
National Oilwell Varco, Inc.	4,334	39,266
Schlumberger, Ltd.	1,951	30,358
		230,822
ENTERTAINMENT — 1.4%
Activision Blizzard, Inc.	6,160	498,652
Electronic Arts, Inc. (a)	7,441	970,381
Liberty Media Corp.-Liberty Formula One Class C (a)	1,024	37,140
Lions Gate Entertainment Corp. Class A (a) (b)	1,802	17,083
Security Description	Shares	Value
Lions Gate Entertainment Corp. Class B (a)	3,565	$31,087
Live Nation Entertainment, Inc. (a)	433	23,330
Madison Square Garden Entertainment Corp. (a)	967	66,230
Madison Square Garden Sports Corp. (a)	579	87,128
Netflix, Inc. (a)	64	32,002
Spotify Technology SA (a)	1,292	313,400
Take-Two Interactive Software, Inc. (a)	4,363	720,855
Zynga, Inc. Class A (a)	16,104	146,869
		2,944,157
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.9%
Alexandria Real Estate Equities, Inc. REIT	647	103,520
American Campus Communities, Inc. REIT	495	17,285
American Homes 4 Rent Class A REIT	2,217	63,140
American Tower Corp. REIT	479	115,789
Americold Realty Trust REIT	1,565	55,949
Apartment Investment and Management Co. Class A REIT	4,531	152,785
Apple Hospitality REIT, Inc.	3,106	29,849
AvalonBay Communities, Inc. REIT	744	111,109
Boston Properties, Inc. REIT	446	35,814
Brixmor Property Group, Inc. REIT	3,624	42,365
Camden Property Trust REIT	1,079	96,009
CoreSite Realty Corp. REIT	1,004	119,356
Corporate Office Properties Trust REIT	4,287	101,688
Cousins Properties, Inc. REIT	910	26,017
Crown Castle International Corp. REIT	423	70,429
CubeSmart REIT	2,418	78,126
CyrusOne, Inc. REIT	801	56,094
Digital Realty Trust, Inc. REIT	720	105,667
Douglas Emmett, Inc. REIT	2,360	59,236
Duke Realty Corp. REIT	7,121	262,765
EPR Properties REIT	263	7,233
Equinix, Inc. REIT	139	105,658
Equity Commonwealth REIT	13,689	364,538
Equity LifeStyle Properties, Inc. REIT	4,033	247,223
Equity Residential REIT	2,570	131,918
Essex Property Trust, Inc. REIT	386	77,505
Extra Space Storage, Inc. REIT	1,589	170,007
Federal Realty Investment Trust REIT	723	53,097
First Industrial Realty Trust, Inc. REIT	6,020	239,596
Gaming and Leisure Properties, Inc. REIT	3,667	135,422
Healthcare Trust of America, Inc. Class A REIT	1,046	27,196

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Healthpeak Properties, Inc. REIT	800	$21,720
Highwoods Properties, Inc. REIT	1,327	44,547
Host Hotels & Resorts, Inc. REIT	19,090	205,981
Hudson Pacific Properties, Inc. REIT	438	9,605
Invitation Homes, Inc. REIT	1,741	48,731
Iron Mountain, Inc. REIT (b)	3,237	86,719
JBG SMITH Properties REIT	291	7,781
Kilroy Realty Corp. REIT	759	39,438
Kimco Realty Corp. REIT	3,658	41,189
Lamar Advertising Co. Class A REIT	2,834	187,526
Life Storage, Inc. REIT	2,025	213,172
Medical Properties Trust, Inc. REIT	6,884	121,365
Mid-America Apartment Communities, Inc. REIT	1,162	134,734
National Retail Properties, Inc. REIT	1,287	44,414
Omega Healthcare Investors, Inc. REIT	3,075	92,065
Outfront Media, Inc. REIT	1,418	20,632
Park Hotels & Resorts, Inc. REIT	885	8,841
Prologis, Inc. REIT	1,475	148,414
Public Storage REIT	1,068	237,865
Rayonier, Inc. REIT	1,098	29,031
Realty Income Corp. REIT	1,005	61,054
Regency Centers Corp. REIT	589	22,394
Rexford Industrial Realty, Inc. REIT	1,038	47,499
SBA Communications Corp. REIT	268	85,353
Simon Property Group, Inc. REIT	1,058	68,431
SL Green Realty Corp. REIT (b)	434	20,125
Spirit Realty Capital, Inc. REIT (b)	1,278	43,132
STORE Capital Corp. REIT	1,596	43,778
Sun Communities, Inc. REIT	681	95,755
Taubman Centers, Inc. REIT	3,964	131,962
UDR, Inc. REIT	1,700	55,437
Ventas, Inc. REIT	548	22,994
VICI Properties, Inc. REIT	6,077	142,019
Vornado Realty Trust REIT	7,698	259,500
Weingarten Realty Investors REIT	4,643	78,745
Welltower, Inc. REIT	418	23,028
Weyerhaeuser Co. REIT	707	20,164
WP Carey, Inc. REIT	714	46,524
		6,274,049
FOOD & STAPLES RETAILING — 1.2%
Casey's General Stores, Inc.	3,026	537,569
Costco Wholesale Corp.	1,168	414,640
Kroger Co.	9,652	327,299
Sprouts Farmers Market, Inc. (a)	12,176	254,844
Sysco Corp.	8,356	519,910
US Foods Holding Corp. (a)	1,097	24,376
Walmart, Inc.	344	48,129
Walgreens Boots Alliance, Inc.	12,924	464,230
		2,590,997
Security Description	Shares	Value
FOOD PRODUCTS — 2.3%
Archer-Daniels-Midland Co.	539	$25,058
Campbell Soup Co.	5,413	261,827
Conagra Brands, Inc.	1,301	46,459
Flowers Foods, Inc.	11,263	274,029
General Mills, Inc.	8,128	501,335
Hain Celestial Group, Inc. (a) (b)	1,738	59,613
Hershey Co.	3,433	492,086
Hormel Foods Corp.	7,733	378,066
Ingredion, Inc.	6,051	457,940
J.M. Smucker Co.	3,773	435,857
Kellogg Co.	5,370	346,848
Kraft Heinz Co.	5,999	179,670
Lamb Weston Holdings, Inc.	5,076	336,387
McCormick & Co., Inc.	1,895	367,820
Mondelez International, Inc. Class A	3,631	208,601
Pilgrim's Pride Corp. (a)	1,823	27,281
Post Holdings, Inc. (a)	1,710	147,060
Seaboard Corp.	10	28,367
TreeHouse Foods, Inc. (a)	556	22,535
Tyson Foods, Inc. Class A	5,357	318,634
		4,915,473
GAS UTILITIES — 0.2%
Atmos Energy Corp.	2,192	209,533
National Fuel Gas Co.	4,596	186,552
UGI Corp.	2,713	89,475
		485,560
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abbott Laboratories	1,050	114,271
ABIOMED, Inc. (a)	761	210,843
Align Technology, Inc. (a)	782	255,996
Baxter International, Inc.	3,436	276,323
Becton Dickinson and Co.	653	151,940
Boston Scientific Corp. (a)	1,097	41,916
Cooper Cos., Inc.	798	269,022
Danaher Corp.	1,052	226,527
DENTSPLY SIRONA, Inc.	2,680	117,196
DexCom, Inc. (a)	203	83,683
Edwards Lifesciences Corp. (a)	5,170	412,669
Envista Holdings Corp. (a)	9,220	227,550
Globus Medical, Inc. Class A (a)	4,565	226,059
Haemonetics Corp. (a)	1,271	110,895
Hill-Rom Holdings, Inc.	1,981	165,433
Hologic, Inc. (a)	3,683	244,809
ICU Medical, Inc. (a)	416	76,028
IDEXX Laboratories, Inc. (a)	1,028	404,117
Insulet Corp. (a)	1,535	363,166
Integra LifeSciences Holdings Corp. (a)	1,379	65,116
Intuitive Surgical, Inc. (a)	416	295,169
Masimo Corp. (a)	1,777	419,479
Medtronic PLC	1,147	119,196
Novocure, Ltd. (a)	698	77,694

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Penumbra, Inc. (a) (b)	1,033	$200,795
Quidel Corp. (a)	1,723	377,992
ResMed, Inc.	1,971	337,889
STERIS PLC	2,342	412,637
Stryker Corp.	633	131,898
Tandem Diabetes Care, Inc. (a)	2,191	248,678
Teleflex, Inc.	615	209,358
Varian Medical Systems, Inc. (a)	2,129	366,188
West Pharmaceutical Services, Inc.	2,460	676,254
Zimmer Biomet Holdings, Inc.	2,060	280,448
		8,197,234
HEALTH CARE PROVIDERS & SERVICES — 6.3%
Acadia Healthcare Co., Inc. (a)	2,320	68,393
Amedisys, Inc. (a)	1,207	285,371
AmerisourceBergen Corp.	11,233	1,088,702
Anthem, Inc.	1,945	522,407
Cardinal Health, Inc.	30,285	1,421,881
Centene Corp. (a)	10,393	606,224
Chemed Corp.	945	453,931
Cigna Corp.	6,710	1,136,741
CVS Health Corp.	13,398	782,443
DaVita, Inc. (a)	11,753	1,006,644
Encompass Health Corp.	4,452	289,291
Guardant Health, Inc. (a)	656	73,328
HCA Healthcare, Inc.	3,028	377,531
Henry Schein, Inc. (a)	7,036	413,576
Humana, Inc.	3,358	1,389,843
Laboratory Corp. of America Holdings (a)	1,979	372,586
McKesson Corp.	10,861	1,617,529
Molina Healthcare, Inc. (a)	2,795	511,597
Premier, Inc. Class A	2,446	80,302
Quest Diagnostics, Inc.	4,634	530,547
UnitedHealth Group, Inc.	347	108,184
Universal Health Services, Inc. Class B	3,635	389,018
		13,526,069
HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp.	6,303	455,644
Change Healthcare, Inc. (a)	6,616	95,998
Livongo Health, Inc. (a)	113	15,826
Teladoc Health, Inc. (a) (b)	674	147,768
Veeva Systems, Inc. Class A (a)	1,585	445,686
		1,160,922
HOTELS, RESTAURANTS & LEISURE — 2.0%
Aramark	8,016	212,023
Carnival Corp.	2,512	38,132
Chipotle Mexican Grill, Inc. (a)	338	420,374
Choice Hotels International, Inc.	1,037	89,140
Darden Restaurants, Inc.	3,603	362,966
Domino's Pizza, Inc.	1,357	577,105
Dunkin' Brands Group, Inc.	1,573	128,844
Extended Stay America, Inc.	4,493	53,691
Security Description	Shares	Value
Hilton Worldwide Holdings, Inc.	1,883	$160,658
Hyatt Hotels Corp. Class A	1,264	67,460
Las Vegas Sands Corp.	2,769	129,201
Marriott International, Inc. Class A	733	67,861
McDonald's Corp.	408	89,552
MGM Resorts International	6,600	143,550
Norwegian Cruise Line Holdings, Ltd. (a)	854	14,612
Planet Fitness, Inc. Class A (a)	1,356	83,557
Royal Caribbean Cruises, Ltd.	1,074	69,520
Six Flags Entertainment Corp.	1,094	22,208
Starbucks Corp.	3,563	306,133
Vail Resorts, Inc.	1,015	217,180
Wendy's Co.	5,977	133,257
Wyndham Destinations, Inc.	2,226	68,472
Wyndham Hotels & Resorts, Inc.	1,322	66,761
Wynn Resorts, Ltd.	679	48,759
Yum China Holdings, Inc.	9,329	493,971
Yum! Brands, Inc.	2,596	237,015
		4,302,002
HOUSEHOLD DURABLES — 2.4%
D.R. Horton, Inc.	10,800	816,804
Garmin, Ltd.	4,826	457,794
Leggett & Platt, Inc.	3,555	146,359
Lennar Corp. Class A	9,656	788,702
Lennar Corp. Class B	622	40,841
Mohawk Industries, Inc. (a)	1,529	149,215
Newell Brands, Inc.	24,205	415,358
NVR, Inc. (a)	160	653,299
PulteGroup, Inc.	16,035	742,260
Tempur Sealy International, Inc. (a)	1,592	141,991
Toll Brothers, Inc.	4,181	203,447
Whirlpool Corp.	3,540	650,971
		5,207,041
HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	4,512	422,819
Clorox Co.	3,074	646,063
Colgate-Palmolive Co.	3,432	264,779
Energizer Holdings, Inc.	754	29,512
Kimberly-Clark Corp.	3,096	457,155
Procter & Gamble Co.	439	61,017
Reynolds Consumer Products, Inc.	1,711	52,391
Spectrum Brands Holdings, Inc.	3,977	227,325
		2,161,061
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
AES Corp.	21,900	396,609
Vistra Corp.	29,951	564,876
		961,485
INDUSTRIAL CONGLOMERATES — 0.3%
3M Co.	765	122,538
Carlisle Cos., Inc.	1,929	236,052
General Electric Co.	9,813	61,135
Honeywell International, Inc.	704	115,885

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Roper Technologies, Inc.	484	$191,233
		726,843
INSURANCE — 3.8%
Aflac, Inc.	3,281	119,264
Alleghany Corp.	288	149,890
Allstate Corp.	7,240	681,574
American Financial Group, Inc.	678	45,412
American International Group, Inc.	1,109	30,531
American National Group, Inc.	103	6,956
Aon PLC Class A	1,386	285,932
Arch Capital Group, Ltd. (a)	7,832	229,086
Arthur J Gallagher & Co.	3,061	323,180
Assurant, Inc.	1,208	146,542
Assured Guaranty, Ltd.	765	16,432
Athene Holding, Ltd. Class A (a)	1,361	46,383
Axis Capital Holdings, Ltd.	720	31,709
Brighthouse Financial, Inc. (a)	686	18,460
Brown & Brown, Inc.	7,524	340,611
Chubb, Ltd.	762	88,483
Cincinnati Financial Corp.	3,110	242,487
Erie Indemnity Co. Class A	438	92,103
Everest Re Group, Ltd.	1,082	213,738
Fidelity National Financial, Inc.	10,878	340,590
First American Financial Corp.	9,133	464,961
Globe Life, Inc.	2,502	199,910
Hanover Insurance Group, Inc.	1,261	117,500
Hartford Financial Services Group, Inc.	4,464	164,543
Kemper Corp.	2,161	144,420
Lincoln National Corp.	414	12,971
Loews Corp.	1,280	44,480
Markel Corp. (a)	422	410,901
Marsh & McLennan Cos., Inc.	3,624	415,673
Mercury General Corp.	1,557	64,413
MetLife, Inc.	2,460	91,438
Old Republic International Corp.	13,909	205,019
Primerica, Inc.	982	111,103
Principal Financial Group, Inc.	1,640	66,043
Progressive Corp.	11,675	1,105,272
Prudential Financial, Inc.	854	54,246
Reinsurance Group of America, Inc.	531	50,546
RenaissanceRe Holdings, Ltd.	1,940	329,296
Travelers Cos., Inc.	1,148	124,202
Unum Group	1,465	24,656
White Mountains Insurance Group, Ltd.	252	196,308
Willis Towers Watson PLC	1,011	211,117
WR Berkley Corp.	1,764	107,869
		8,166,250
INTERACTIVE MEDIA & SERVICES — 0.6%
Alphabet, Inc. Class A (a)	43	63,021
Alphabet, Inc. Class C (a)	43	63,193
Facebook, Inc. Class A (a)	278	72,808
InterActiveCorp (a)	1,067	127,805
Match Group, Inc. (a)	5,264	582,462
Security Description	Shares	Value
TripAdvisor, Inc.	1,319	$25,839
Twitter, Inc. (a)	8,065	358,892
		1,294,020
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Amazon.com, Inc. (a)	31	97,610
Booking Holdings, Inc. (a)	163	278,841
eBay, Inc.	17,789	926,807
Etsy, Inc. (a)	2,470	300,426
Expedia Group, Inc.	2,223	203,827
GrubHub, Inc. (a)	1,487	107,555
Qurate Retail, Inc. Class A	9,456	67,894
		1,982,960
IT SERVICES — 4.1%
Accenture PLC Class A	984	222,374
Akamai Technologies, Inc. (a)	3,139	346,985
Amdocs, Ltd.	10,152	582,826
Automatic Data Processing, Inc.	1,268	176,873
Black Knight, Inc. (a)	2,265	197,168
Booz Allen Hamilton Holding Corp.	3,996	331,588
Broadridge Financial Solutions, Inc.	3,788	500,016
CACI International, Inc. Class A (a)	1,061	226,163
Cognizant Technology Solutions Corp. Class A	10,665	740,364
DXC Technology Co.	950	16,958
EPAM Systems, Inc. (a)	1,884	609,060
Euronet Worldwide, Inc. (a)	361	32,887
FleetCor Technologies, Inc. (a)	662	157,622
Gartner, Inc. (a)	752	93,963
Genpact, Ltd.	4,375	170,406
GoDaddy, Inc. Class A (a)	3,341	253,816
International Business Machines Corp.	1,084	131,890
Jack Henry & Associates, Inc.	2,504	407,125
Leidos Holdings, Inc.	6,650	592,848
Mastercard, Inc. Class A	165	55,798
MongoDB, Inc. (a) (b)	239	55,331
Okta, Inc. (a)	144	30,795
Paychex, Inc.	2,776	221,442
PayPal Holdings, Inc. (a)	677	133,389
Sabre Corp.	1,310	8,528
Science Applications International Corp.	6,395	501,496
Square, Inc. Class A (a)	3,151	512,195
Switch, Inc. Class A	4,799	74,912
VeriSign, Inc. (a)	1,925	394,336
Visa, Inc. Class A	267	53,392
Western Union Co.	47,505	1,018,032
WEX, Inc. (a)	284	39,468
		8,890,046
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	3,984	234,698
Hasbro, Inc.	1,294	107,040
Mattel, Inc. (a)	4,106	48,040

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Peloton Interactive, Inc. Class A (a)	726	$72,048
Polaris, Inc.	4,162	392,643
		854,469
LIFE SCIENCES TOOLS & SERVICES — 1.9%
10X Genomics, Inc. Class A (a)	301	37,529
Adaptive Biotechnologies Corp. (a)	500	24,315
Agilent Technologies, Inc.	3,574	360,760
Bio-Rad Laboratories, Inc. Class A (a)	1,992	1,026,796
Bio-Techne Corp.	768	190,257
Bruker Corp.	2,482	98,660
Charles River Laboratories International, Inc. (a)	1,594	360,961
Illumina, Inc. (a)	735	227,174
IQVIA Holdings, Inc. (a)	790	124,528
Mettler-Toledo International, Inc. (a)	304	293,588
PerkinElmer, Inc.	1,637	205,460
PPD, Inc. (a)	1,379	51,009
PRA Health Sciences, Inc. (a)	1,867	189,388
QIAGEN NV (a)	3,144	164,305
Repligen Corp. (a)	861	127,032
Syneos Health, Inc. (a)	2,171	115,410
Thermo Fisher Scientific, Inc.	393	173,517
Waters Corp. (a)	1,590	311,131
		4,081,820
MACHINERY — 3.9%
AGCO Corp.	1,924	142,895
Allison Transmission Holdings, Inc.	6,634	233,119
Caterpillar, Inc.	2,093	312,171
Crane Co.	947	47,473
Cummins, Inc.	5,422	1,144,909
Deere & Co.	997	220,965
Donaldson Co., Inc.	4,756	220,774
Dover Corp.	2,705	293,060
Flowserve Corp.	1,066	29,091
Fortive Corp.	988	75,295
Gates Industrial Corp. PLC (a)	2,034	22,618
Graco, Inc.	5,668	347,732
IDEX Corp.	1,674	305,354
Illinois Tool Works, Inc.	2,146	414,629
Ingersoll Rand, Inc. (a)	2,202	78,391
ITT, Inc.	3,792	223,918
Lincoln Electric Holdings, Inc.	3,701	340,640
Middleby Corp. (a)	392	35,166
Nordson Corp.	1,491	286,004
Oshkosh Corp.	5,370	394,695
Otis Worldwide Corp.	9,104	568,272
PACCAR, Inc.	7,918	675,247
Parker-Hannifin Corp.	2,258	456,884
Pentair PLC	5,410	247,616
Snap-on, Inc.	2,264	333,102
Stanley Black & Decker, Inc.	2,061	334,294
Timken Co.	3,410	184,890
Toro Co.	1,298	108,967
Trinity Industries, Inc.	5,129	100,015
Security Description	Shares	Value
Westinghouse Air Brake Technologies Corp.	220	$13,614
Woodward, Inc.	686	54,990
Xylem, Inc.	2,359	198,439
		8,445,229
MARINE — 0.0% (d)
Kirby Corp. (a)	1,019	36,857
MEDIA — 1.7%
Altice USA, Inc. Class A (a)	9,926	258,076
Cable One, Inc.	106	199,856
Charter Communications, Inc. Class A (a)	261	162,953
Comcast Corp. Class A	2,722	125,920
Discovery, Inc. Class A (a) (b)	4,301	93,633
Discovery, Inc. Class C (a)	9,358	183,417
DISH Network Corp. Class A (a)	3,460	100,444
Fox Corp. Class A	13,454	374,425
Fox Corp. Class B (a)	7,169	200,517
Interpublic Group of Cos., Inc.	19,827	330,516
John Wiley & Sons, Inc. Class A	3,083	97,762
Liberty Broadband Corp. Class A (a)	173	24,533
Liberty Broadband Corp. Class C (a)	345	49,290
Liberty Media Corp.-Liberty SiriusXM Class A (a)	2,632	87,303
Liberty Media Corp.-Liberty SiriusXM Class C (a)	4,127	136,521
New York Times Co. Class A	9,070	388,105
News Corp. Class A	25,276	354,369
News Corp. Class B	8,030	112,259
Nexstar Media Group, Inc. Class A	499	44,875
Omnicom Group, Inc.	5,062	250,569
Sirius XM Holdings, Inc. (b)	13,023	69,803
ViacomCBS, Inc. Class B	667	18,683
		3,663,829
METALS & MINING — 1.2%
Freeport-McMoRan, Inc.	9,610	150,300
Newmont Corp.	2,502	158,752
Nucor Corp.	11,746	526,926
Reliance Steel & Aluminum Co.	8,908	908,972
Royal Gold, Inc.	2,908	349,454
Southern Copper Corp.	955	43,233
Steel Dynamics, Inc.	13,368	382,726
		2,520,363
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (d)
AGNC Investment Corp. REIT	5,168	71,887
Starwood Property Trust, Inc. REIT	1,007	15,196
		87,083
MULTI-UTILITIES — 1.3%
Ameren Corp.	4,764	376,737
CenterPoint Energy, Inc.	5,759	111,437
CMS Energy Corp.	5,584	342,913

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Consolidated Edison, Inc.	3,983	$309,877
Dominion Energy, Inc.	1,593	125,736
DTE Energy Co.	2,183	251,132
MDU Resources Group, Inc.	8,298	186,705
NiSource, Inc.	10,998	241,956
Public Service Enterprise Group, Inc.	6,079	333,798
Sempra Energy	1,922	227,488
WEC Energy Group, Inc.	3,899	377,813
		2,885,592
MULTILINE RETAIL — 1.0%
Dollar General Corp.	1,813	380,041
Dollar Tree, Inc. (a)	733	66,952
Kohl's Corp.	1,553	28,777
Nordstrom, Inc. (b)	1,254	14,948
Ollie's Bargain Outlet Holdings, Inc. (a)	1,387	121,154
Target Corp.	9,404	1,480,378
		2,092,250
OIL, GAS & CONSUMABLE FUELS — 1.5%
Apache Corp.	1,626	15,398
Cabot Oil & Gas Corp.	27,079	470,091
Cheniere Energy, Inc. (a)	1,882	87,080
Chevron Corp.	1,400	100,800
Cimarex Energy Co.	964	23,454
Concho Resources, Inc.	1,724	76,063
ConocoPhillips	11,799	387,479
Continental Resources, Inc.	1,002	12,305
Devon Energy Corp.	5,314	50,270
Diamondback Energy, Inc.	1,363	41,054
EOG Resources, Inc.	5,282	189,835
EQT Corp.	10,384	134,265
Equitrans Midstream Corp.	1,276	10,795
Exxon Mobil Corp.	1,325	45,487
Hess Corp.	1,634	66,880
HollyFrontier Corp.	5,942	117,117
Kinder Morgan, Inc.	7,438	91,710
Marathon Oil Corp.	10,051	41,109
Marathon Petroleum Corp.	11,104	325,791
Murphy Oil Corp. (b)	979	8,733
Noble Energy, Inc.	2,221	18,990
Occidental Petroleum Corp.	700	7,007
ONEOK, Inc.	1,221	31,722
Parsley Energy, Inc. Class A	6,041	56,544
Phillips 66	4,623	239,656
Pioneer Natural Resources Co.	2,488	213,943
Targa Resources Corp.	805	11,294
Valero Energy Corp.	4,937	213,871
Williams Cos., Inc.	6,582	129,336
WPX Energy, Inc. (a)	9,433	46,222
		3,264,301
PERSONAL PRODUCTS — 0.4%
Estee Lauder Cos., Inc. Class A	2,494	544,316
Herbalife Nutrition, Ltd. (a)	4,056	189,212
Security Description	Shares	Value
Nu Skin Enterprises, Inc. Class A	2,249	$112,652
		846,180
PHARMACEUTICALS — 1.1%
Catalent, Inc. (a)	1,016	87,031
Elanco Animal Health, Inc. (a)	966	26,980
Eli Lilly & Co.	1,587	234,908
Horizon Therapeutics PLC (a)	7,988	620,508
Jazz Pharmaceuticals PLC (a)	2,965	422,779
Johnson & Johnson	384	57,170
Merck & Co., Inc.	1,568	130,066
Mylan NV (a)	17,058	252,970
Perrigo Co. PLC	4,125	189,379
Pfizer, Inc.	2,135	78,354
Zoetis, Inc.	1,774	293,366
		2,393,511
PROFESSIONAL SERVICES — 1.1%
CoreLogic, Inc.	2,509	169,784
CoStar Group, Inc. (a)	564	478,560
Equifax, Inc.	469	73,586
FTI Consulting, Inc. (a)	3,509	371,849
IHS Markit, Ltd.	2,299	180,494
ManpowerGroup, Inc.	3,061	224,463
Nielsen Holdings PLC	3,464	49,120
Robert Half International, Inc.	6,629	350,939
TransUnion	2,467	207,549
Verisk Analytics, Inc.	1,048	194,205
		2,300,549
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. Class A (a)	12,516	587,877
Jones Lang LaSalle, Inc.	1,497	143,203
		731,080
ROAD & RAIL — 1.6%
AMERCO	239	85,079
CSX Corp.	2,692	209,088
JB Hunt Transport Services, Inc.	5,016	633,922
Kansas City Southern	2,642	477,753
Knight-Swift Transportation Holdings, Inc.	11,732	477,492
Landstar System, Inc.	3,081	386,635
Norfolk Southern Corp.	1,294	276,903
Old Dominion Freight Line, Inc.	3,018	546,017
Ryder System, Inc.	1,317	55,630
Schneider National, Inc. Class B	8,409	207,955
Union Pacific Corp.	797	156,905
		3,513,379
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.8%
Advanced Micro Devices, Inc. (a)	2,932	240,395
Analog Devices, Inc.	1,965	229,394
Applied Materials, Inc.	8,781	522,030
Broadcom, Inc.	443	161,394
Cirrus Logic, Inc. (a)	6,973	470,329

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Cree, Inc. (a)	334	$21,289
Enphase Energy, Inc. (a)	6,640	548,398
Entegris, Inc.	5,271	391,846
First Solar, Inc. (a)	707	46,803
Inphi Corp. (a)	988	110,903
Intel Corp.	3,422	177,191
KLA Corp.	1,298	251,475
Lam Research Corp.	3,424	1,135,912
Marvell Technology Group, Ltd.	9,500	377,150
Maxim Integrated Products, Inc.	9,025	610,180
Microchip Technology, Inc.	2,064	212,097
Micron Technology, Inc. (a)	31,521	1,480,226
MKS Instruments, Inc.	637	69,579
Monolithic Power Systems, Inc.	1,852	517,838
NVIDIA Corp.	336	181,850
ON Semiconductor Corp. (a)	4,504	97,692
Qorvo, Inc. (a)	5,874	757,805
QUALCOMM, Inc.	2,787	327,974
Skyworks Solutions, Inc.	7,714	1,122,387
SolarEdge Technologies, Inc. (a)	3,181	758,191
Teradyne, Inc.	10,699	850,143
Texas Instruments, Inc.	2,377	339,412
Universal Display Corp.	715	129,229
Xilinx, Inc.	3,118	325,020
		12,464,132
SOFTWARE — 4.9%
Adobe, Inc. (a)	346	169,689
Alteryx, Inc. Class A (a) (b)	796	90,386
ANSYS, Inc. (a)	1,484	485,609
Aspen Technology, Inc. (a)	677	85,701
Atlassian Corp. PLC Class A (a)	702	127,617
Autodesk, Inc. (a)	1,336	308,629
Avalara, Inc. (a)	822	104,674
Bill.Com Holdings, Inc. (a)	298	29,892
Cadence Design Systems, Inc. (a)	6,189	659,933
CDK Global, Inc.	1,388	60,503
Ceridian HCM Holding, Inc. (a)	888	73,393
Citrix Systems, Inc.	5,526	760,986
Coupa Software, Inc. (a)	92	25,230
Crowdstrike Holdings, Inc. Class A (a)	372	51,083
Datadog, Inc. Class A (a)	484	49,446
DocuSign, Inc. (a)	368	79,208
Dropbox, Inc. Class A (a)	5,151	99,208
Everbridge, Inc. (a) (b)	269	33,821
Fair Isaac Corp. (a)	597	253,952
Five9, Inc. (a)	797	103,355
Fortinet, Inc. (a)	3,388	399,140
Globant SA (a)	750	134,415
Guidewire Software, Inc. (a)	578	60,268
HubSpot, Inc. (a)	128	37,405
Intuit, Inc.	1,004	327,515
Manhattan Associates, Inc. (a)	3,113	297,260
Microsoft Corp.	867	182,356
New Relic, Inc. (a)	158	8,905
NortonLifeLock, Inc.	61,287	1,277,221
Security Description	Shares	Value
Nuance Communications, Inc. (a)	9,109	$302,328
Oracle Corp.	2,070	123,579
Palo Alto Networks, Inc. (a)	659	161,290
Paycom Software, Inc. (a)	1,061	330,289
Paylocity Holding Corp. (a)	1,053	169,975
Pegasystems, Inc.	1,087	131,571
Proofpoint, Inc. (a)	924	97,528
PTC, Inc. (a)	475	39,292
RealPage, Inc. (a)	1,400	80,696
salesforce.com, Inc. (a)	221	55,542
ServiceNow, Inc. (a)	678	328,830
Slack Technologies, Inc. Class A (a) (b)	496	13,323
SS&C Technologies Holdings, Inc.	3,613	218,659
Synopsys, Inc. (a)	2,846	608,987
Teradata Corp. (a)	1,003	22,768
Trade Desk, Inc. Class A (a)	982	509,442
Tyler Technologies, Inc. (a)	1,178	410,604
VMware, Inc. Class A (a)	475	68,243
Workday, Inc. Class A (a)	353	75,941
Zendesk, Inc. (a)	355	36,537
Zoom Video Communications, Inc. Class A (a)	394	185,223
Zscaler, Inc. (a)	846	119,024
		10,466,471
SPECIALTY RETAIL — 3.6%
Advance Auto Parts, Inc.	3,297	506,090
AutoNation, Inc. (a)	5,661	299,637
AutoZone, Inc. (a)	561	660,656
Best Buy Co., Inc.	13,942	1,551,605
Burlington Stores, Inc. (a)	1,578	325,210
CarMax, Inc. (a)	2,497	229,499
Dick's Sporting Goods, Inc.	6,207	359,261
Five Below, Inc. (a)	637	80,899
Floor & Decor Holdings, Inc. Class A (a)	2,781	208,019
Foot Locker, Inc.	5,411	178,725
Gap, Inc.	3,095	52,708
Home Depot, Inc.	406	112,750
L Brands, Inc.	781	24,844
Lowe's Cos., Inc.	1,569	260,234
O'Reilly Automotive, Inc. (a)	963	444,020
Ross Stores, Inc.	3,670	342,484
Tiffany & Co.	4,400	509,740
TJX Cos., Inc.	6,618	368,292
Tractor Supply Co.	4,271	612,205
Ulta Beauty, Inc. (a)	508	113,782
Williams-Sonoma, Inc.	6,730	608,661
		7,849,321
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Apple, Inc.	3,018	349,515
Dell Technologies, Inc. Class C (a)	3,891	263,382
Hewlett Packard Enterprise Co.	31,420	294,405
HP, Inc.	61,052	1,159,378

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
NCR Corp. (a) (b)	2,413	$53,424
NetApp, Inc.	9,054	396,927
Pure Storage, Inc. Class A (a)	1,598	24,593
Western Digital Corp.	3,624	132,457
Xerox Holdings Corp.	3,603	67,628
		2,741,709
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Capri Holdings, Ltd. (a)	656	11,808
Carter's, Inc.	2,158	186,840
Columbia Sportswear Co.	1,072	93,243
Hanesbrands, Inc. (b)	8,291	130,583
Lululemon Athletica, Inc. (a)	1,302	428,840
NIKE, Inc. Class B	2,145	269,283
PVH Corp.	1,104	65,843
Ralph Lauren Corp.	1,563	106,237
Skechers U.S.A., Inc. Class A (a)	7,391	223,356
Tapestry, Inc.	4,772	74,586
Under Armour, Inc. Class A (a)	944	10,601
Under Armour, Inc. Class C (a)	2,230	21,943
VF Corp.	738	51,844
		1,675,007
THRIFTS & MORTGAGE FINANCE — 0.1%
MGIC Investment Corp.	15,436	136,763
New York Community Bancorp, Inc.	7,267	60,098
		196,861
TOBACCO — 0.2%
Altria Group, Inc.	3,894	150,464
Philip Morris International, Inc.	3,009	225,645
		376,109
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Air Lease Corp.	1,793	52,750
Fastenal Co.	16,112	726,490
HD Supply Holdings, Inc. (a)	4,598	189,622
MSC Industrial Direct Co., Inc. Class A	4,254	269,193
United Rentals, Inc. (a)	4,417	770,767
Univar Solutions, Inc. (a)	957	16,154
W.W. Grainger, Inc.	1,609	574,043
Watsco, Inc.	1,869	435,271
		3,034,290
TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	2,202	59,212
Security Description	Shares	Value
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	2,203	$319,171
Essential Utilities, Inc.	3,108	125,097
		444,268
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	3,158	58,233
T-Mobile US, Inc. (a)	481	55,007
United States Cellular Corp. (a)	471	13,909
		127,149
TOTAL COMMON STOCKS (Cost $201,574,971)		215,007,582
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e) (f)	265,886	265,940
State Street Navigator Securities Lending Portfolio II (c) (g)	845,851	845,851
TOTAL SHORT-TERM INVESTMENTS (Cost $1,111,812)		1,111,791
TOTAL INVESTMENTS — 100.3% (Cost $202,686,783)		216,119,373
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(556,562)
NET ASSETS — 100.0%		$215,562,811
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2020.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	3	12/18/2020	$499,267	$502,800	$3,533
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$215,007,582	$—	$—	$215,007,582
Short-Term Investments	1,111,791	—	—	1,111,791
TOTAL INVESTMENTS	$216,119,373	$—	$—	$216,119,373
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	3,533	—	—	3,533
TOTAL OTHER FINANCIAL INSTRUMENTS:	$3,533	$—	$—	$3,533
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$216,122,906	$—	$—	$216,122,906
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Corp.	5,997	$381,109	$—	$130,301	$(9,073)	$(10,111)	3,904	$231,624	$2,030
State Street Institutional Liquid Reserves Fund, Premier Class	616,325	616,572	2,454,893	2,805,419	(85)	(21)	265,886	265,940	—
State Street Navigator Securities Lending Portfolio II	1,282,619	1,282,619	5,444,475	5,881,243	—	—	845,851	845,851	1,041
Total		$2,280,300	$7,899,368	$8,816,963	$(9,158)	$(10,132)		$1,343,415	$3,071
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.4%
Hexcel Corp.	13,618	$456,884
Huntington Ingalls Industries, Inc.	5,276	742,597
Spirit AeroSystems Holdings, Inc. Class A	16,521	312,412
		1,511,893
AIR FREIGHT & LOGISTICS — 0.4%
C.H. Robinson Worldwide, Inc.	13,518	1,381,404
AIRLINES — 3.3%
Alaska Air Group, Inc.	31,246	1,144,541
American Airlines Group, Inc.	128,418	1,578,257
Copa Holdings SA Class A	8,226	414,097
Delta Air Lines, Inc.	166,216	5,082,885
Southwest Airlines Co.	99,795	3,742,313
		11,962,093
AUTO COMPONENTS — 1.1%
BorgWarner, Inc.	46,844	1,814,736
Gentex Corp.	24,387	627,965
Lear Corp.	15,633	1,704,779
		4,147,480
AUTOMOBILES — 3.1%
Ford Motor Co.	946,083	6,300,913
General Motors Co.	138,585	4,100,730
Harley-Davidson, Inc.	39,887	978,827
		11,380,470
BANKS — 4.2%
Associated Banc-Corp.	26,408	333,269
Bank of Hawaii Corp.	3,384	170,960
Bank OZK	21,141	450,726
Citizens Financial Group, Inc.	48,544	1,227,192
Comerica, Inc.	35,155	1,344,679
Cullen/Frost Bankers, Inc.	4,463	285,409
East West Bancorp, Inc.	12,759	417,730
Fifth Third Bancorp	68,988	1,470,824
First Hawaiian, Inc.	22,692	328,353
First Horizon National Corp.	62,201	586,555
FNB Corp.	59,074	400,522
Huntington Bancshares, Inc.	136,745	1,253,952
KeyCorp	112,001	1,336,172
M&T Bank Corp.	9,606	884,617
PacWest Bancorp	30,360	518,549
People's United Financial, Inc.	39,821	410,554
Popular, Inc.	10,889	394,944
Regions Financial Corp.	105,787	1,219,724
Sterling Bancorp	13,190	138,759
Synovus Financial Corp.	35,248	746,200
TCF Financial Corp.	12,972	303,026
Umpqua Holdings Corp.	29,708	315,499
Webster Financial Corp.	15,518	409,830
Wintrust Financial Corp.	3,370	134,968
Zions Bancorp NA	16,539	483,270
		15,566,283
Security Description	Shares	Value
BEVERAGES — 0.4%
Molson Coors Beverage Co. Class B	45,354	$1,522,080
BUILDING PRODUCTS — 1.8%
A.O. Smith Corp.	16,462	869,193
Johnson Controls International PLC	122,982	5,023,815
Owens Corning	11,365	782,026
		6,675,034
CAPITAL MARKETS — 2.5%
Apollo Global Management, Inc.	44,508	1,991,733
Carlyle Group, Inc.	7,140	176,144
Eaton Vance Corp.	28,870	1,101,390
Evercore, Inc. Class A	10,303	674,434
Franklin Resources, Inc.	70,420	1,433,047
Invesco, Ltd.	98,373	1,122,436
Lazard, Ltd. Class A	26,160	864,588
LPL Financial Holdings, Inc.	6,274	481,028
TD Ameritrade Holding Corp.	38,384	1,502,734
		9,347,534
CHEMICALS — 5.6%
Cabot Corp.	14,536	523,732
Celanese Corp.	19,013	2,042,947
CF Industries Holdings, Inc.	55,480	1,703,791
Chemours Co. (a)	42,386	886,291
Dow, Inc.	124,899	5,876,498
Eastman Chemical Co.	30,289	2,366,177
Huntsman Corp.	44,485	988,012
LyondellBasell Industries NV Class A	66,861	4,713,032
Olin Corp.	37,283	461,563
Valvoline, Inc.	25,050	476,952
Westlake Chemical Corp.	4,138	261,604
WR Grace & Co.	4,265	171,837
		20,472,436
COMMERCIAL SERVICES & SUPPLIES — 0.0% (b)
ADT, Inc.	10,380	84,805
COMMUNICATIONS EQUIPMENT — 0.4%
Juniper Networks, Inc.	59,275	1,274,413
CONSUMER FINANCE — 2.0%
Ally Financial, Inc.	43,753	1,096,888
Discover Financial Services	36,915	2,132,949
OneMain Holdings, Inc.	16,975	530,469
Santander Consumer USA Holdings, Inc.	19,440	353,613
Synchrony Financial	129,847	3,398,096
		7,512,015
CONTAINERS & PACKAGING — 2.8%
Ardagh Group SA	4,734	66,513
Graphic Packaging Holding Co.	40,649	572,744
International Paper Co.	102,344	4,149,026
Packaging Corp. of America	20,696	2,256,899
Sonoco Products Co.	18,419	940,658

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Westrock Co.	66,925	$2,324,974
		10,310,814
DISTRIBUTORS — 0.5%
Genuine Parts Co.	20,874	1,986,579
DIVERSIFIED CONSUMER SERVICES — 0.3%
Graham Holdings Co. Class B	395	159,624
H&R Block, Inc.	50,053	815,363
		974,987
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Jefferies Financial Group, Inc.	42,181	759,258
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
CenturyLink, Inc.	285,306	2,878,738
ELECTRIC UTILITIES — 3.8%
Avangrid, Inc.	8,634	435,672
Entergy Corp.	19,584	1,929,611
Evergy, Inc.	29,927	1,520,890
Exelon Corp.	72,605	2,596,355
Hawaiian Electric Industries, Inc.	26,378	876,805
IDACORP, Inc.	6,743	538,766
OGE Energy Corp.	51,921	1,557,111
Pinnacle West Capital Corp.	19,270	1,436,578
PPL Corp.	107,364	2,921,374
		13,813,162
ELECTRICAL EQUIPMENT — 0.7%
GrafTech International, Ltd.	17,396	118,989
Hubbell, Inc.	10,739	1,469,525
nVent Electric PLC	40,296	712,836
Regal Beloit Corp.	3,181	298,600
		2,599,950
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Avnet, Inc.	25,432	657,163
Corning, Inc.	93,674	3,035,974
National Instruments Corp.	33,564	1,198,235
		4,891,372
ENERGY EQUIPMENT & SERVICES — 1.4%
Baker Hughes Co.	100,540	1,336,177
Halliburton Co.	151,288	1,823,020
Helmerich & Payne, Inc.	27,195	398,407
Schlumberger, Ltd.	94,802	1,475,119
		5,032,723
ENTERTAINMENT — 0.1%
Lions Gate Entertainment Corp. Class A (a) (c)	10,215	96,838
Lions Gate Entertainment Corp. Class B (c)	22,015	191,971
		288,809
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.1%
American Campus Communities, Inc. REIT	8,098	$282,782
Apartment Investment and Management Co. Class A REIT	38,476	1,297,411
Apple Hospitality REIT, Inc.	54,570	524,418
Brandywine Realty Trust REIT	16,855	174,281
Brixmor Property Group, Inc. REIT	77,308	903,730
Brookfield Property REIT, Inc. Class A (a)	9,002	110,184
CoreSite Realty Corp. REIT	3,123	371,262
Corporate Office Properties Trust REIT	28,358	672,652
Cousins Properties, Inc. REIT	10,115	289,188
CubeSmart REIT	22,926	740,739
Douglas Emmett, Inc. REIT	23,703	594,945
Empire State Realty Trust, Inc. Class A REIT	26,648	163,086
EPR Properties REIT	20,224	556,160
Extra Space Storage, Inc. REIT	9,402	1,005,920
Federal Realty Investment Trust REIT	16,152	1,186,203
First Industrial Realty Trust, Inc. REIT	12,951	515,450
Gaming and Leisure Properties, Inc. REIT	45,561	1,682,568
Highwoods Properties, Inc. REIT	11,746	394,313
Host Hotels & Resorts, Inc. REIT	182,395	1,968,042
Iron Mountain, Inc. REIT (a)	40,522	1,085,584
Kimco Realty Corp. REIT	107,566	1,211,193
Lamar Advertising Co. Class A REIT	22,337	1,478,039
Life Storage, Inc. REIT	9,810	1,032,699
Medical Properties Trust, Inc. REIT	41,679	734,801
National Retail Properties, Inc. REIT	32,673	1,127,545
Omega Healthcare Investors, Inc. REIT	36,620	1,096,403
Outfront Media, Inc. REIT	37,416	544,403
Park Hotels & Resorts, Inc. REIT	62,145	620,829
Rayonier, Inc. REIT	9,245	244,438
Regency Centers Corp. REIT	12,591	478,710
Simon Property Group, Inc. REIT	79,331	5,131,129
SL Green Realty Corp. REIT	14,548	674,591
Spirit Realty Capital, Inc. REIT	24,370	822,487
STORE Capital Corp. REIT	47,059	1,290,828
Taubman Centers, Inc. REIT	15,627	520,223
Ventas, Inc. REIT	25,218	1,058,147
VICI Properties, Inc. REIT	70,325	1,643,495
Vornado Realty Trust REIT	45,798	1,543,851
Weingarten Realty Investors REIT	31,491	534,087
WP Carey, Inc. REIT	11,014	717,672
		37,024,488
FOOD & STAPLES RETAILING — 2.2%
Sysco Corp.	62,647	3,897,897

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Walgreens Boots Alliance, Inc.	115,523	$4,149,586
		8,047,483
FOOD PRODUCTS — 1.5%
Flowers Foods, Inc.	39,625	964,076
Ingredion, Inc.	17,442	1,320,011
J.M. Smucker Co.	13,066	1,509,384
Tyson Foods, Inc. Class A	27,339	1,626,124
		5,419,595
GAS UTILITIES — 0.7%
National Fuel Gas Co.	21,575	875,729
UGI Corp.	54,270	1,789,825
		2,665,554
HEALTH CARE PROVIDERS & SERVICES — 1.3%
AmerisourceBergen Corp.	11,468	1,111,478
Cardinal Health, Inc.	76,128	3,574,210
		4,685,688
HOTELS, RESTAURANTS & LEISURE — 4.5%
Aramark	19,949	527,651
Carnival Corp.	122,782	1,863,831
Darden Restaurants, Inc.	33,824	3,407,430
Extended Stay America, Inc.	46,059	550,405
Las Vegas Sands Corp.	29,967	1,398,260
MGM Resorts International	120,607	2,623,202
Royal Caribbean Cruises, Ltd.	44,529	2,882,362
Six Flags Entertainment Corp.	19,952	405,026
Vail Resorts, Inc.	7,118	1,523,038
Wyndham Destinations, Inc.	21,810	670,876
Wynn Resorts, Ltd.	9,376	673,290
		16,525,371
HOUSEHOLD DURABLES — 2.0%
Garmin, Ltd.	12,115	1,149,229
Leggett & Platt, Inc.	34,371	1,415,054
Newell Brands, Inc.	99,782	1,712,259
Whirlpool Corp.	15,876	2,919,438
		7,195,980
HOUSEHOLD PRODUCTS — 0.2%
Spectrum Brands Holdings, Inc.	11,025	630,189
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.5%
AES Corp.	172,400	3,122,164
Vistra Corp.	118,779	2,240,172
		5,362,336
INSURANCE — 5.4%
American Financial Group, Inc.	6,993	468,391
American National Group, Inc.	1,891	127,699
Assured Guaranty, Ltd.	7,275	156,267
Axis Capital Holdings, Ltd.	11,324	498,709
Cincinnati Financial Corp.	39,041	3,044,027
CNA Financial Corp.	3,797	113,872
Erie Indemnity Co. Class A	1,785	375,350
Security Description	Shares	Value
Everest Re Group, Ltd.	6,954	$1,373,693
Fidelity National Financial, Inc.	71,560	2,240,544
First American Financial Corp.	28,193	1,435,306
Hanover Insurance Group, Inc.	5,664	527,771
Hartford Financial Services Group, Inc.	44,308	1,633,193
Kemper Corp.	5,171	345,578
Mercury General Corp.	7,179	296,995
Old Republic International Corp.	73,715	1,086,559
Principal Financial Group, Inc.	26,899	1,083,223
Progressive Corp.	37,268	3,528,161
Reinsurance Group of America, Inc.	6,277	597,508
Unum Group	53,140	894,346
		19,827,192
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Expedia Group, Inc.	12,630	1,158,045
IT SERVICES — 2.4%
Alliance Data Systems Corp.	12,155	510,267
Amdocs, Ltd.	27,703	1,590,429
DXC Technology Co.	66,035	1,178,725
Paychex, Inc.	24,184	1,929,158
Sabre Corp.	71,730	466,962
Science Applications International Corp.	8,448	662,492
Western Union Co.	106,744	2,287,524
		8,625,557
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Hasbro, Inc.	17,703	1,464,392
Polaris, Inc.	15,097	1,424,251
		2,888,643
MACHINERY — 3.4%
Allison Transmission Holdings, Inc.	14,836	521,337
Crane Co.	11,655	584,265
Cummins, Inc.	23,393	4,939,666
Donaldson Co., Inc.	9,448	438,576
Flowserve Corp.	30,467	831,444
Lincoln Electric Holdings, Inc.	10,389	956,204
Oshkosh Corp.	11,413	838,855
Snap-on, Inc.	14,035	2,064,970
Timken Co.	16,425	890,563
Trinity Industries, Inc.	23,683	461,819
		12,527,699
MEDIA — 2.5%
Fox Corp. Class A	59,555	1,657,416
Fox Corp. Class B (c)	33,849	946,757
Interpublic Group of Cos., Inc.	101,399	1,690,321
John Wiley & Sons, Inc. Class A	11,249	356,706
News Corp. Class A	37,799	529,942
News Corp. Class B	11,800	164,964
Omnicom Group, Inc.	55,457	2,745,121
ViacomCBS, Inc. Class A	1,190	36,045

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
ViacomCBS, Inc. Class B	40,497	$1,134,321
		9,261,593
METALS & MINING — 1.9%
Nucor Corp.	78,429	3,518,325
Reliance Steel & Aluminum Co.	16,481	1,681,721
Southern Copper Corp.	5,972	270,353
Steel Dynamics, Inc.	52,680	1,508,228
		6,978,627
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.5%
AGNC Investment Corp. REIT	54,159	753,352
New Residential Investment Corp. REIT	54,422	432,655
Starwood Property Trust, Inc. REIT	31,171	470,370
		1,656,377
MULTI-UTILITIES — 3.2%
CenterPoint Energy, Inc.	131,003	2,534,908
Consolidated Edison, Inc.	27,928	2,172,798
DTE Energy Co.	16,016	1,842,481
MDU Resources Group, Inc.	51,927	1,168,358
NiSource, Inc.	69,852	1,536,744
Public Service Enterprise Group, Inc.	45,744	2,511,803
		11,767,092
MULTILINE RETAIL — 0.3%
Kohl's Corp.	40,152	744,017
Nordstrom, Inc. (a)	28,431	338,897
		1,082,914
OIL, GAS & CONSUMABLE FUELS — 6.4%
Apache Corp.	98,121	929,206
Cabot Oil & Gas Corp.	46,945	814,965
Cimarex Energy Co.	22,042	536,282
ConocoPhillips	78,044	2,562,965
Devon Energy Corp.	99,583	942,055
Diamondback Energy, Inc.	23,866	718,844
EOG Resources, Inc.	44,696	1,606,374
Equitrans Midstream Corp.	76,274	645,278
HollyFrontier Corp.	38,965	768,000
Marathon Oil Corp.	205,273	839,567
Marathon Petroleum Corp.	168,748	4,951,066
Murphy Oil Corp. (a)	34,366	306,545
Noble Energy, Inc.	96,189	822,416
Occidental Petroleum Corp.	82,229	823,112
ONEOK, Inc.	39,003	1,013,298
Phillips 66	28,171	1,460,385
Targa Resources Corp.	41,679	584,756
Valero Energy Corp.	41,911	1,815,584
Williams Cos., Inc.	74,855	1,470,901
		23,611,599
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	76,101	205,473
Security Description	Shares	Value
Nu Skin Enterprises, Inc. Class A	13,341	$668,250
		873,723
PROFESSIONAL SERVICES — 1.1%
ManpowerGroup, Inc.	15,083	1,106,036
Nielsen Holdings PLC	92,633	1,313,536
Robert Half International, Inc.	29,017	1,536,160
		3,955,732
ROAD & RAIL — 0.2%
Ryder System, Inc.	13,632	575,816
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Maxim Integrated Products, Inc.	69,228	4,680,505
SOFTWARE — 0.5%
NortonLifeLock, Inc.	86,924	1,811,496
SPECIALTY RETAIL — 2.1%
Best Buy Co., Inc.	22,912	2,549,877
Dick's Sporting Goods, Inc.	15,998	925,964
Foot Locker, Inc.	26,824	885,997
Gap, Inc.	47,396	807,154
L Brands, Inc.	39,993	1,272,177
Penske Automotive Group, Inc.	2,565	122,248
Williams-Sonoma, Inc.	11,450	1,035,538
		7,598,955
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.7%
Hewlett Packard Enterprise Co.	336,436	3,152,405
HP, Inc.	373,126	7,085,663
NetApp, Inc.	57,587	2,524,614
Xerox Holdings Corp.	46,917	880,632
		13,643,314
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Carter's, Inc.	7,873	681,644
Hanesbrands, Inc.	90,528	1,425,816
Ralph Lauren Corp.	12,484	848,538
Tapestry, Inc.	72,130	1,127,392
		4,083,390
THRIFTS & MORTGAGE FINANCE — 0.3%
MGIC Investment Corp.	87,612	776,242
New York Community Bancorp, Inc.	41,459	342,866
		1,119,108
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Air Lease Corp.	12,308	362,101
MSC Industrial Direct Co., Inc. Class A	11,691	739,807
Watsco, Inc.	8,499	1,979,332
		3,081,240
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	19,096	513,491

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	26,181	$482,778
TOTAL COMMON STOCKS (Cost $392,686,332)		365,735,902
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d) (e)	420,090	420,174
State Street Navigator Securities Lending Portfolio II (f) (g)	1,907,775	1,907,775
TOTAL SHORT-TERM INVESTMENTS (Cost $2,327,943)		2,327,949
TOTAL INVESTMENTS — 100.3% (Cost $395,014,275)		368,063,851
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,062,305)
NET ASSETS — 100.0%		$367,001,546

(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Amount is less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$365,735,902	$—	$—	$365,735,902
Short-Term Investments	2,327,949	—	—	2,327,949
TOTAL INVESTMENTS	$368,063,851	$—	$—	$368,063,851
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,502,062	$3,503,463	$4,997,864	$8,080,874	$(258)	$(21)	420,090	$420,174	$172
State Street Navigator Securities Lending Portfolio II	1,835,959	1,835,959	18,088,182	18,016,366	—	—	1,907,775	1,907,775	12,060
Total		$5,339,422	$23,086,046	$26,097,240	$(258)	$(21)		$2,327,949	$12,232
See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 0.7%
AAR Corp.	3	$56
Aerojet Rocketdyne Holdings, Inc. (a)	95	3,790
AeroVironment, Inc. (a)	80	4,801
Axon Enterprise, Inc. (a)	233	21,133
Boeing Co.	65	10,742
Cubic Corp.	24	1,396
Curtiss-Wright Corp.	15	1,399
General Dynamics Corp.	139	19,242
Howmet Aerospace, Inc.	229	3,829
Huntington Ingalls Industries, Inc.	24	3,378
Kaman Corp.	44	1,715
L3Harris Technologies, Inc.	129	21,909
Lockheed Martin Corp.	501	192,023
Mercury Systems, Inc. (a)	86	6,662
Moog, Inc. Class A	37	2,351
Northrop Grumman Corp.	204	64,360
Raytheon Technologies Corp.	902	51,901
Teledyne Technologies, Inc. (a)	74	22,955
Textron, Inc.	103	3,717
TransDigm Group, Inc.	96	45,611
Triumph Group, Inc.	215	1,400
		484,370
AIR FREIGHT & LOGISTICS — 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	66	4,019
C.H. Robinson Worldwide, Inc.	218	22,277
Echo Global Logistics, Inc. (a)	23	593
Expeditors International of Washington, Inc.	298	26,975
FedEx Corp.	201	50,556
Forward Air Corp.	37	2,123
Hub Group, Inc. Class A (a)	68	3,413
United Parcel Service, Inc. Class B	1,093	182,127
XPO Logistics, Inc. (a)	250	21,165
		313,248
AIRLINES — 0.0% (b)
Alaska Air Group, Inc.	17	623
Allegiant Travel Co.	4	479
American Airlines Group, Inc. (c)	79	971
Delta Air Lines, Inc.	69	2,110
Hawaiian Holdings, Inc.	65	838
JetBlue Airways Corp. (a)	34	385
SkyWest, Inc.	4	119
Southwest Airlines Co.	174	6,525
United Airlines Holdings, Inc. (a)	25	869
		12,919
AUTO COMPONENTS — 0.1%
American Axle & Manufacturing Holdings, Inc. (a)	19	110
Aptiv PLC	288	26,404
BorgWarner, Inc.	322	12,474
Cooper Tire & Rubber Co.	102	3,233
Cooper-Standard Holdings, Inc. (a)	2	26
Security Description	Shares	Value
Dana, Inc.	80	$986
Delphi Technologies PLC (a)	18	301
Dorman Products, Inc. (a)	45	4,067
Fox Factory Holding Corp. (a)	73	5,426
Gentex Corp.	380	9,785
Gentherm, Inc. (a)	35	1,432
LCI Industries	87	9,247
Lear Corp.	59	6,434
Standard Motor Products, Inc.	23	1,027
Visteon Corp. (a)	56	3,876
		84,828
AUTOMOBILES — 0.1%
Ford Motor Co.	489	3,257
General Motors Co.	160	4,734
Harley-Davidson, Inc.	88	2,159
Thor Industries, Inc. (c)	257	24,482
Winnebago Industries, Inc.	149	7,699
		42,331
BANKS — 0.9%
Ameris Bancorp	25	570
Associated Banc-Corp.	80	1,010
Banc of California, Inc.	105	1,063
BancorpSouth Bank	127	2,461
Bank of America Corp.	4,663	112,332
Bank of Hawaii Corp.	24	1,213
Bank OZK	106	2,260
Banner Corp.	46	1,484
Berkshire Hills Bancorp, Inc.	149	1,506
Brookline Bancorp, Inc.	65	562
Cathay General Bancorp	58	1,257
Citigroup, Inc.	746	32,160
Citizens Financial Group, Inc.	153	3,868
City Holding Co.	14	807
Columbia Banking System, Inc.	43	1,026
Comerica, Inc.	25	956
Commerce Bancshares, Inc.	186	10,470
Community Bank System, Inc.	56	3,050
Cullen/Frost Bankers, Inc.	22	1,407
CVB Financial Corp.	138	2,295
Dime Community Bancshares, Inc.	142	1,606
East West Bancorp, Inc.	79	2,586
Fifth Third Bancorp	255	5,437
First BanCorp	193	1,007
First Commonwealth Financial Corp.	47	364
First Financial Bancorp	47	564
First Financial Bankshares, Inc.	206	5,749
First Horizon National Corp.	119	1,122
First Midwest Bancorp, Inc.	14	151
First Republic Bank	389	42,424
FNB Corp.	39	264
Fulton Financial Corp.	192	1,791
Glacier Bancorp, Inc.	74	2,372
Great Western Bancorp, Inc.	6	75
Hancock Whitney Corp.	44	828
Heritage Financial Corp.	26	478

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Home BancShares, Inc.	171	$2,592
Huntington Bancshares, Inc.	121	1,110
Independent Bank Corp.	26	1,362
International Bancshares Corp.	100	2,606
JPMorgan Chase & Co.	2,548	245,296
KeyCorp	372	4,438
M&T Bank Corp.	15	1,381
NBT Bancorp, Inc.	49	1,314
OFG Bancorp	132	1,645
Old National Bancorp	223	2,801
Pacific Premier Bancorp, Inc.	81	1,631
PacWest Bancorp	57	974
People's United Financial, Inc.	162	1,670
Pinnacle Financial Partners, Inc.	25	890
PNC Financial Services Group, Inc.	152	16,706
Prosperity Bancshares, Inc.	100	5,183
Regions Financial Corp.	360	4,151
S&T Bancorp, Inc.	57	1,008
Seacoast Banking Corp. of Florida (a)	57	1,028
ServisFirst Bancshares, Inc.	46	1,565
Signature Bank	45	3,735
Simmons First National Corp. Class A	39	618
Sterling Bancorp	24	253
SVB Financial Group (a)	80	19,250
Synovus Financial Corp.	19	402
TCF Financial Corp.	20	467
Texas Capital Bancshares, Inc. (a)	47	1,463
Tompkins Financial Corp.	28	1,591
Truist Financial Corp.	503	19,139
Trustmark Corp.	42	899
UMB Financial Corp.	45	2,205
Umpqua Holdings Corp.	28	297
United Bankshares, Inc.	39	837
United Community Banks, Inc.	47	796
US Bancorp	491	17,602
Valley National Bancorp	140	959
Webster Financial Corp.	46	1,215
Wells Fargo & Co.	446	10,486
Westamerica Bancorporation	49	2,663
Wintrust Financial Corp.	6	240
Zions Bancorp NA	64	1,870
		634,913
BEVERAGES — 1.1%
Boston Beer Co., Inc. Class A (a)	36	31,801
Brown-Forman Corp. Class B	545	41,049
Coca-Cola Co.	4,155	205,132
Coca-Cola Consolidated, Inc.	1	241
Constellation Brands, Inc. Class A	221	41,882
MGP Ingredients, Inc.	1	40
Molson Coors Beverage Co. Class B	23	772
Monster Beverage Corp. (a)	848	68,010
National Beverage Corp. (a) (c)	43	2,924
PepsiCo, Inc.	2,817	390,436
		782,287
Security Description	Shares	Value
BIOTECHNOLOGY — 3.2%
AbbVie, Inc.	7,831	$685,917
Alexion Pharmaceuticals, Inc. (a)	396	45,314
Amgen, Inc.	2,038	517,978
Anika Therapeutics, Inc. (a)	5	177
Arrowhead Pharmaceuticals, Inc. (a)	401	17,267
Biogen, Inc. (a)	395	112,054
Coherus Biosciences, Inc. (a) (c)	124	2,274
Cytokinetics, Inc. (a) (c)	277	5,997
Eagle Pharmaceuticals, Inc. (a)	11	467
Emergent BioSolutions, Inc. (a)	208	21,493
Enanta Pharmaceuticals, Inc. (a)	26	1,190
Exelixis, Inc. (a)	769	18,802
Gilead Sciences, Inc.	4,044	255,540
Incyte Corp. (a)	582	52,229
Ligand Pharmaceuticals, Inc. (a) (c)	52	4,957
Momenta Pharmaceuticals, Inc. (a)	518	27,185
Myriad Genetics, Inc. (a)	7	91
Regeneron Pharmaceuticals, Inc. (a)	486	272,053
REGENXBIO, Inc. (a)	3	83
Spectrum Pharmaceuticals, Inc. (a)	20	82
United Therapeutics Corp. (a)	184	18,584
Vanda Pharmaceuticals, Inc. (a)	5	48
Vertex Pharmaceuticals, Inc. (a)	1,221	332,259
Xencor, Inc. (a)	18	698
		2,392,739
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	274	14,467
AAON, Inc.	92	5,543
Allegion PLC	165	16,320
Apogee Enterprises, Inc.	78	1,667
Carrier Global Corp.	3,793	115,838
Fortune Brands Home & Security, Inc.	417	36,079
Gibraltar Industries, Inc. (a)	99	6,449
Griffon Corp.	120	2,345
Johnson Controls International PLC	444	18,138
Lennox International, Inc.	46	12,540
Masco Corp.	851	46,916
Owens Corning	167	11,491
Patrick Industries, Inc.	77	4,429
PGT Innovations, Inc. (a)	26	456
Quanex Building Products Corp.	35	645
Resideo Technologies, Inc. (a)	58	638
Simpson Manufacturing Co., Inc.	146	14,185
Trane Technologies PLC	371	44,984
Trex Co., Inc. (a)	512	36,659
UFP Industries, Inc.	210	11,867
		401,656
CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc.	51	3,487
Ameriprise Financial, Inc.	248	38,219
Bank of New York Mellon Corp.	674	23,145
BlackRock, Inc.	423	238,382
Blucora, Inc. (a)	40	377
Brightsphere Investment Group, Inc.	201	2,593

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Cboe Global Markets, Inc.	92	$8,072
Charles Schwab Corp.	684	24,781
CME Group, Inc.	300	50,193
E*TRADE Financial Corp.	449	22,473
Eaton Vance Corp.	127	4,845
Evercore, Inc. Class A	37	2,422
FactSet Research Systems, Inc.	113	37,842
Federated Hermes, Inc.	38	817
Franklin Resources, Inc.	35	712
Goldman Sachs Group, Inc.	449	90,236
Interactive Brokers Group, Inc. Class A	42	2,030
Intercontinental Exchange, Inc.	1,133	113,357
Invesco, Ltd.	90	1,027
Janus Henderson Group PLC	385	8,362
MarketAxess Holdings, Inc.	149	71,757
Moody's Corp.	559	162,026
Morgan Stanley	3,004	145,243
MSCI, Inc.	335	119,521
Nasdaq, Inc.	390	47,857
Northern Trust Corp.	174	13,567
Piper Sandler Cos.	25	1,825
Raymond James Financial, Inc.	131	9,532
S&P Global, Inc.	892	321,655
SEI Investments Co.	206	10,448
State Street Corp. (d)	883	52,388
Stifel Financial Corp.	43	2,174
StoneX Group, Inc. (a)	57	2,916
T Rowe Price Group, Inc.	571	73,214
Virtus Investment Partners, Inc.	14	1,941
Waddell & Reed Financial, Inc. Class A (c)	58	861
WisdomTree Investments, Inc.	28	90
		1,710,387
CHEMICALS — 1.4%
AdvanSix, Inc. (a)	7	90
Air Products & Chemicals, Inc.	501	149,228
Albemarle Corp.	241	21,516
American Vanguard Corp.	27	355
Ashland Global Holdings, Inc.	75	5,319
Avient Corp.	83	2,196
Balchem Corp.	50	4,882
Cabot Corp.	6	216
Celanese Corp.	78	8,381
CF Industries Holdings, Inc.	82	2,518
Chemours Co. (c)	209	4,370
Corteva, Inc.	1,033	29,761
Dow, Inc.	973	45,780
DuPont de Nemours, Inc.	263	14,591
Eastman Chemical Co.	211	16,483
Ecolab, Inc.	443	88,529
FMC Corp.	387	40,987
HB Fuller Co.	66	3,021
Ingevity Corp. (a)	28	1,384
Innospec, Inc.	36	2,280
International Flavors & Fragrances, Inc.	104	12,735
Koppers Holdings, Inc. (a)	3	63
Security Description	Shares	Value
Kraton Corp. (a)	3	$53
Linde PLC (a)	1,317	313,617
Livent Corp. (a) (c)	146	1,310
LyondellBasell Industries NV Class A	153	10,785
Minerals Technologies, Inc.	20	1,022
Mosaic Co.	43	786
NewMarket Corp.	11	3,766
Olin Corp.	26	322
PPG Industries, Inc.	310	37,845
Quaker Chemical Corp. (c)	23	4,133
Rayonier Advanced Materials, Inc. (a)	5	16
RPM International, Inc.	325	26,923
Scotts Miracle-Gro Co.	127	19,420
Sensient Technologies Corp.	37	2,136
Sherwin-Williams Co.	208	144,922
Stepan Co.	25	2,725
Tredegar Corp.	57	848
Valvoline, Inc.	287	5,464
		1,030,778
COMMERCIAL SERVICES & SUPPLIES — 0.4%
ABM Industries, Inc.	24	880
Brady Corp. Class A	64	2,561
Brink's Co.	19	781
Cintas Corp.	181	60,242
Clean Harbors, Inc. (a)	35	1,961
Copart, Inc. (a)	469	49,320
Deluxe Corp.	56	1,441
Harsco Corp. (a)	9	125
Healthcare Services Group, Inc.	151	3,251
Herman Miller, Inc.	22	664
HNI Corp.	22	690
Interface, Inc.	6	37
KAR Auction Services, Inc.	49	706
Matthews International Corp. Class A	3	67
MSA Safety, Inc.	78	10,465
Republic Services, Inc.	326	30,432
Rollins, Inc.	488	26,445
Stericycle, Inc. (a)	295	18,603
Tetra Tech, Inc.	97	9,263
UniFirst Corp.	20	3,787
US Ecology, Inc.	3	98
Viad Corp.	78	1,625
Waste Management, Inc.	510	57,717
		281,161
COMMUNICATIONS EQUIPMENT — 0.3%
ADTRAN, Inc.	19	195
Arista Networks, Inc. (a)	20	4,139
CalAmp Corp. (a)	3	21
Ciena Corp. (a)	459	18,218
Cisco Systems, Inc.	3,546	139,677
Comtech Telecommunications Corp.	105	1,470
Extreme Networks, Inc. (a)	161	647
F5 Networks, Inc. (a)	95	11,663
Harmonic, Inc. (a)	12	67

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
InterDigital, Inc.	19	$1,084
Juniper Networks, Inc.	356	7,654
Lumentum Holdings, Inc. (a)	277	20,811
Motorola Solutions, Inc.	142	22,267
NETGEAR, Inc. (a)	56	1,726
NetScout Systems, Inc. (a)	114	2,489
Plantronics, Inc.	3	35
ViaSat, Inc. (a)	5	172
Viavi Solutions, Inc. (a)	316	3,707
		236,042
CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	294	12,301
Aegion Corp. (a)	19	269
Arcosa, Inc.	121	5,335
Comfort Systems USA, Inc.	45	2,318
Dycom Industries, Inc. (a)	3	159
EMCOR Group, Inc.	47	3,182
Fluor Corp.	24	211
Granite Construction, Inc.	24	423
Jacobs Engineering Group, Inc.	264	24,491
MasTec, Inc. (a)	95	4,009
MYR Group, Inc. (a)	1	37
Quanta Services, Inc.	279	14,748
Valmont Industries, Inc.	23	2,856
		70,339
CONSTRUCTION MATERIALS — 0.0% (b)
Eagle Materials, Inc.	17	1,467
Martin Marietta Materials, Inc.	52	12,239
US Concrete, Inc. (a)	28	813
Vulcan Materials Co.	111	15,045
		29,564
CONSUMER FINANCE — 0.1%
American Express Co.	394	39,498
Capital One Financial Corp.	163	11,713
Discover Financial Services	40	2,311
Encore Capital Group, Inc. (a)	59	2,277
Enova International, Inc. (a)	3	49
FirstCash, Inc.	17	973
Green Dot Corp. Class A (a)	76	3,846
LendingTree, Inc. (a) (c)	12	3,683
Navient Corp.	64	541
PRA Group, Inc. (a) (c)	133	5,313
SLM Corp.	46	372
Synchrony Financial	68	1,780
World Acceptance Corp. (a)	1	106
		72,462
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	2,821	31,172
AptarGroup, Inc.	100	11,320
Avery Dennison Corp.	149	19,048
Ball Corp.	506	42,059
Greif, Inc. Class A	28	1,014
International Paper Co.	329	13,338
Myers Industries, Inc.	70	926
Security Description	Shares	Value
O-I Glass, Inc.	19	$201
Packaging Corp. of America	170	18,539
Sealed Air Corp.	88	3,415
Silgan Holdings, Inc.	172	6,324
Sonoco Products Co.	127	6,486
Westrock Co.	155	5,385
		159,227
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	21	607
Genuine Parts Co.	190	18,082
LKQ Corp. (a)	472	13,089
Pool Corp.	146	48,843
		80,621
DIVERSIFIED CONSUMER SERVICES — 0.0% (b)
Adtalem Global Education, Inc. (a)	26	638
Graham Holdings Co. Class B	1	404
Grand Canyon Education, Inc. (a)	43	3,438
H&R Block, Inc.	23	375
Perdoceo Education Corp. (a)	58	710
Regis Corp. (a) (c)	45	276
Service Corp. International	149	6,285
Strategic Education, Inc.	24	2,195
WW International, Inc. (a)	98	1,849
		16,170
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Berkshire Hathaway, Inc. Class B (a)	2,130	453,562
Calamos Asset Management, Inc. Class A (a) (e)	3	—
Jefferies Financial Group, Inc.	135	2,430
		455,992
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc.	9,361	266,882
ATN International, Inc.	2	100
CenturyLink, Inc.	1,298	13,097
Cincinnati Bell, Inc. (a)	251	3,765
Cogent Communications Holdings, Inc.	145	8,707
Consolidated Communications Holdings, Inc. (a)	456	2,595
Iridium Communications, Inc. (a)	184	4,707
Verizon Communications, Inc.	7,414	441,059
Vonage Holdings Corp. (a)	189	1,933
		742,845
ELECTRIC UTILITIES — 1.4%
ALLETE, Inc.	6	310
Alliant Energy Corp.	447	23,088
American Electric Power Co., Inc.	770	62,932
Duke Energy Corp.	1,141	101,047
Edison International	135	6,863
Entergy Corp.	263	25,913
Evergy, Inc.	406	20,633
Eversource Energy	844	70,516

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Exelon Corp.	853	$30,503
FirstEnergy Corp.	712	20,442
Hawaiian Electric Industries, Inc.	65	2,161
IDACORP, Inc.	54	4,315
NextEra Energy, Inc.	1,462	405,793
NRG Energy, Inc.	379	11,650
OGE Energy Corp.	72	2,159
Pinnacle West Capital Corp.	68	5,069
PNM Resources, Inc.	48	1,984
PPL Corp.	1,060	28,843
Southern Co.	1,640	88,921
Xcel Energy, Inc.	1,192	82,260
		995,402
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	17	1,740
AMETEK, Inc.	411	40,853
Eaton Corp. PLC	908	92,643
Emerson Electric Co.	1,070	70,160
Encore Wire Corp.	6	279
EnerSys	66	4,430
Generac Holdings, Inc. (a)	277	53,638
Hubbell, Inc.	97	13,273
nVent Electric PLC	56	991
Regal Beloit Corp.	102	9,575
Rockwell Automation, Inc.	401	88,493
Sunrun, Inc. (a) (c)	246	18,959
Vicor Corp. (a)	81	6,296
		401,330
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	601	65,070
Arrow Electronics, Inc. (a)	122	9,596
Avnet, Inc.	62	1,602
Badger Meter, Inc.	70	4,576
Belden, Inc.	3	93
Benchmark Electronics, Inc.	35	705
CDW Corp.	270	32,273
Cognex Corp.	636	41,404
Coherent, Inc. (a)	38	4,215
Corning, Inc.	816	26,447
CTS Corp.	20	441
Daktronics, Inc.	58	230
ePlus, Inc. (a)	1	73
Fabrinet (a)	85	5,358
FARO Technologies, Inc. (a)	5	305
FLIR Systems, Inc.	50	1,792
II-VI, Inc. (a) (c)	288	11,681
Insight Enterprises, Inc. (a)	34	1,924
IPG Photonics Corp. (a)	115	19,547
Itron, Inc. (a)	73	4,434
Jabil, Inc.	278	9,524
Keysight Technologies, Inc. (a)	477	47,118
Knowles Corp. (a)	55	819
Littelfuse, Inc.	43	7,626
Methode Electronics, Inc.	80	2,280
Security Description	Shares	Value
MTS Systems Corp.	23	$440
National Instruments Corp.	183	6,533
OSI Systems, Inc. (a)	2	155
Plexus Corp. (a)	100	7,063
Rogers Corp. (a)	6	588
Sanmina Corp. (a)	41	1,109
ScanSource, Inc. (a)	7	139
SYNNEX Corp.	133	18,628
TE Connectivity, Ltd.	433	42,321
Trimble, Inc. (a)	447	21,769
TTM Technologies, Inc. (a)	319	3,640
Vishay Intertechnology, Inc.	235	3,659
Zebra Technologies Corp. Class A (a)	171	43,171
		448,348
ENERGY EQUIPMENT & SERVICES — 0.0% (b)
Baker Hughes Co.	82	1,090
Bristow Group, Inc. (a)	7	149
ChampionX Corp. (a)	24	192
Core Laboratories NV	5	76
DMC Global, Inc. (c)	2	66
Dril-Quip, Inc. (a)	4	99
Exterran Corp. (a)	126	524
Geospace Technologies Corp. (a)	21	130
Halliburton Co.	142	1,711
Helix Energy Solutions Group, Inc. (a)	248	598
Helmerich & Payne, Inc.	46	674
Matrix Service Co. (a)	23	192
National Oilwell Varco, Inc.	64	580
Newpark Resources, Inc. (a)	19	20
Oceaneering International, Inc. (a)	19	67
Oil States International, Inc. (a)	6	16
ProPetro Holding Corp. (a)	4	16
Schlumberger, Ltd.	172	2,676
SEACOR Holdings, Inc. (a)	23	669
TechnipFMC PLC	159	1,003
		10,548
ENTERTAINMENT — 1.9%
Activision Blizzard, Inc.	3,405	275,635
Cinemark Holdings, Inc. (c)	14	140
Electronic Arts, Inc. (a)	1,061	138,365
Glu Mobile, Inc. (a)	424	3,254
Live Nation Entertainment, Inc. (a)	17	916
Marcus Corp.	20	155
Netflix, Inc. (a)	1,633	816,549
Take-Two Interactive Software, Inc. (a)	286	47,253
Walt Disney Co.	1,079	133,882
World Wrestling Entertainment, Inc. Class A	5	202
		1,416,351
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.5%
Acadia Realty Trust REIT	28	294
Agree Realty Corp. REIT	96	6,109

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Alexander & Baldwin, Inc. REIT (a)	24	$269
Alexandria Real Estate Equities, Inc. REIT	290	46,400
American Assets Trust, Inc. REIT	49	1,180
American Campus Communities, Inc. REIT	84	2,933
American Tower Corp. REIT	1,430	345,674
Apartment Investment and Management Co. Class A REIT	128	4,316
Armada Hoffler Properties, Inc. REIT	36	333
AvalonBay Communities, Inc. REIT	50	7,467
Boston Properties, Inc. REIT	52	4,176
Brixmor Property Group, Inc. REIT	39	456
Camden Property Trust REIT	130	11,567
CareTrust REIT, Inc.	36	641
Community Healthcare Trust, Inc. REIT	67	3,133
CoreCivic, Inc. REIT	100	800
CoreSite Realty Corp. REIT	130	15,454
Corporate Office Properties Trust REIT	152	3,605
Cousins Properties, Inc. REIT	166	4,746
Crown Castle International Corp. REIT	1,465	243,922
CyrusOne, Inc. REIT	399	27,942
DiamondRock Hospitality Co. REIT	296	1,501
Digital Realty Trust, Inc. REIT	929	136,340
Diversified Healthcare Trust REIT	40	141
Douglas Emmett, Inc. REIT	59	1,481
Duke Realty Corp. REIT	836	30,848
Easterly Government Properties, Inc. REIT	260	5,827
EastGroup Properties, Inc. REIT	82	10,605
EPR Properties REIT	47	1,292
Equinix, Inc. REIT	328	249,323
Equity Residential REIT	125	6,416
Essential Properties Realty Trust, Inc. REIT	36	659
Essex Property Trust, Inc. REIT	39	7,831
Extra Space Storage, Inc. REIT	108	11,555
Federal Realty Investment Trust REIT	43	3,158
First Industrial Realty Trust, Inc. REIT	258	10,268
Four Corners Property Trust, Inc. REIT	42	1,075
Franklin Street Properties Corp. REIT	225	823
GEO Group, Inc. REIT	100	1,134
Getty Realty Corp. REIT	28	728
Global Net Lease, Inc. REIT	80	1,272
Healthcare Realty Trust, Inc. REIT	210	6,325
Healthpeak Properties, Inc. REIT	767	20,824
Highwoods Properties, Inc. REIT	87	2,921
Host Hotels & Resorts, Inc. REIT	84	906
Independence Realty Trust, Inc. REIT (c)	147	1,704
Industrial Logistics Properties Trust REIT	141	3,084
Innovative Industrial Properties, Inc. REIT (c)	23	2,855
Investors Real Estate Trust REIT	33	2,151
Iron Mountain, Inc. REIT (c)	447	11,975
iStar, Inc. REIT (c)	113	1,335
Security Description	Shares	Value
JBG SMITH Properties REIT	101	$2,701
Kilroy Realty Corp. REIT	38	1,974
Kimco Realty Corp. REIT	161	1,813
Kite Realty Group Trust REIT	125	1,447
Lamar Advertising Co. Class A REIT	72	4,764
Lexington Realty Trust REIT	693	7,242
Life Storage, Inc. REIT	84	8,843
LTC Properties, Inc. REIT	46	1,604
Macerich Co. REIT (c)	85	577
Mack-Cali Realty Corp. REIT	11	139
Medical Properties Trust, Inc. REIT	1,325	23,360
Mid-America Apartment Communities, Inc. REIT	205	23,770
National Retail Properties, Inc. REIT	106	3,658
National Storage Affiliates Trust REIT (c)	148	4,841
Office Properties Income Trust REIT	75	1,554
Omega Healthcare Investors, Inc. REIT	190	5,689
Park Hotels & Resorts, Inc. REIT	64	639
Physicians Realty Trust REIT	411	7,361
PotlatchDeltic Corp. REIT	151	6,357
Prologis, Inc. REIT	2,205	221,867
PS Business Parks, Inc. REIT	12	1,469
Public Storage REIT	90	20,045
Rayonier, Inc. REIT	104	2,750
Realty Income Corp. REIT	369	22,417
Regency Centers Corp. REIT	61	2,319
Retail Opportunity Investments Corp. REIT	129	1,344
RPT Realty REIT	79	430
Sabra Health Care REIT, Inc.	79	1,089
Safehold, Inc. REIT	88	5,465
Saul Centers, Inc. REIT	46	1,223
SBA Communications Corp. REIT	360	114,653
Service Properties Trust REIT	61	485
Simon Property Group, Inc. REIT	38	2,458
SL Green Realty Corp. REIT (c)	44	2,040
Spirit Realty Capital, Inc. REIT (c)	62	2,092
STORE Capital Corp. REIT	140	3,840
Summit Hotel Properties, Inc. REIT	126	653
Taubman Centers, Inc. REIT	153	5,093
UDR, Inc. REIT	176	5,739
Uniti Group, Inc. REIT	580	6,110
Universal Health Realty Income Trust REIT	14	798
Urban Edge Properties REIT	126	1,225
Urstadt Biddle Properties, Inc. Class A REIT	128	1,178
Ventas, Inc. REIT	47	1,972
Vornado Realty Trust REIT	19	640
Washington Prime Group, Inc. REIT (c)	58	38
Washington Real Estate Investment Trust	69	1,389
Weingarten Realty Investors REIT	17	288
Welltower, Inc. REIT	50	2,754
Weyerhaeuser Co. REIT	980	27,950

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Xenia Hotels & Resorts, Inc. REIT	128	$1,124
		1,839,044
FOOD & STAPLES RETAILING — 1.4%
Andersons, Inc.	45	863
BJ's Wholesale Club Holdings, Inc. (a)	591	24,556
Casey's General Stores, Inc.	57	10,126
Chefs' Warehouse, Inc. (a)	67	974
Costco Wholesale Corp.	1,107	392,985
Grocery Outlet Holding Corp. (a)	129	5,072
Kroger Co.	3,474	117,803
PriceSmart, Inc.	44	2,924
SpartanNash Co.	166	2,714
Sprouts Farmers Market, Inc. (a)	464	9,712
Sysco Corp.	303	18,853
United Natural Foods, Inc. (a)	250	3,717
Walmart, Inc.	3,149	440,577
Walgreens Boots Alliance, Inc.	440	15,805
		1,046,681
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	995	46,258
B&G Foods, Inc. (c)	237	6,581
Calavo Growers, Inc.	6	398
Cal-Maine Foods, Inc. (a)	76	2,916
Campbell Soup Co.	637	30,812
Conagra Brands, Inc.	1,571	56,100
Darling Ingredients, Inc. (a)	529	19,060
Flowers Foods, Inc.	299	7,275
General Mills, Inc.	1,810	111,641
Hain Celestial Group, Inc. (a)	328	11,250
Hershey Co.	158	22,648
Hormel Foods Corp.	837	40,921
Ingredion, Inc.	168	12,714
J&J Snack Foods Corp.	5	652
J.M. Smucker Co.	204	23,566
John B Sanfilippo & Son, Inc.	24	1,809
Kellogg Co.	747	48,249
Kraft Heinz Co.	1,265	37,887
Lamb Weston Holdings, Inc.	203	13,453
Lancaster Colony Corp.	35	6,258
McCormick & Co., Inc.	340	65,994
Mondelez International, Inc. Class A	2,217	127,367
Pilgrim's Pride Corp. (a)	35	524
Post Holdings, Inc. (a)	38	3,268
Sanderson Farms, Inc.	25	2,949
Seneca Foods Corp. Class A (a)	47	1,679
Tootsie Roll Industries, Inc. (c)	7	216
TreeHouse Foods, Inc. (a)	6	243
Tyson Foods, Inc. Class A	105	6,245
		708,933
GAS UTILITIES — 0.1%
Atmos Energy Corp.	190	18,162
National Fuel Gas Co.	119	4,830
New Jersey Resources Corp.	36	973
Northwest Natural Holding Co.	18	817
Security Description	Shares	Value
ONE Gas, Inc.	44	$3,036
South Jersey Industries, Inc.	33	636
Southwest Gas Holdings, Inc.	33	2,082
Spire, Inc.	31	1,649
UGI Corp.	25	825
		33,010
HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Abbott Laboratories	3,592	390,917
ABIOMED, Inc. (a)	38	10,528
Align Technology, Inc. (a)	248	81,185
AngioDynamics, Inc. (a)	70	844
Avanos Medical, Inc. (a)	40	1,329
Baxter International, Inc.	1,033	83,074
Becton Dickinson and Co.	458	106,567
Boston Scientific Corp. (a)	853	32,593
Cantel Medical Corp.	18	791
Cardiovascular Systems, Inc. (a)	13	512
CONMED Corp.	24	1,888
Cooper Cos., Inc.	41	13,822
CryoLife, Inc. (a)	59	1,090
Cutera, Inc. (a)	1	19
Danaher Corp.	2,198	473,295
DENTSPLY SIRONA, Inc.	131	5,729
DexCom, Inc. (a)	445	183,442
Edwards Lifesciences Corp. (a)	962	76,787
Globus Medical, Inc. Class A (a)	184	9,112
Haemonetics Corp. (a)	18	1,571
Heska Corp. (a) (c)	23	2,272
Hill-Rom Holdings, Inc.	135	11,274
Hologic, Inc. (a)	648	43,073
ICU Medical, Inc. (a)	7	1,279
IDEXX Laboratories, Inc. (a)	254	99,850
Inogen, Inc. (a)	1	29
Integer Holdings Corp. (a)	27	1,593
Integra LifeSciences Holdings Corp. (a)	25	1,181
Intuitive Surgical, Inc. (a)	265	188,028
Lantheus Holdings, Inc. (a)	8	101
LivaNova PLC (a)	5	226
Masimo Corp. (a)	184	43,435
Medtronic PLC	1,762	183,107
Meridian Bioscience, Inc. (a)	128	2,173
Merit Medical Systems, Inc. (a)	152	6,612
Natus Medical, Inc. (a)	3	51
Neogen Corp. (a)	120	9,390
NuVasive, Inc. (a)	69	3,351
OraSure Technologies, Inc. (a)	201	2,446
Orthofix Medical, Inc. (a)	19	592
Penumbra, Inc. (a) (c)	67	13,024
Quidel Corp. (a)	178	39,050
ResMed, Inc.	570	97,715
STERIS PLC	172	30,305
Stryker Corp.	347	72,304
Tactile Systems Technology, Inc. (a) (c)	2	73
Teleflex, Inc.	105	35,744
Varex Imaging Corp. (a)	3	38

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Varian Medical Systems, Inc. (a)	184	$31,648
West Pharmaceutical Services, Inc.	325	89,343
Zimmer Biomet Holdings, Inc.	222	30,223
		2,514,625
HEALTH CARE PROVIDERS & SERVICES — 2.9%
Acadia Healthcare Co., Inc. (a)	36	1,061
Addus HomeCare Corp. (a)	48	4,537
Amedisys, Inc. (a)	120	28,372
AmerisourceBergen Corp.	443	42,936
AMN Healthcare Services, Inc. (a)	39	2,280
Anthem, Inc.	331	88,903
BioTelemetry, Inc. (a)	40	1,823
Cardinal Health, Inc.	872	40,940
Centene Corp. (a)	1,868	108,960
Chemed Corp.	40	19,214
Cigna Corp.	837	141,796
Community Health Systems, Inc. (a)	730	3,081
CorVel Corp. (a)	7	598
Covetrus, Inc. (a)	19	464
CVS Health Corp.	3,903	227,935
DaVita, Inc. (a)	295	25,267
Encompass Health Corp.	178	11,566
Ensign Group, Inc.	18	1,027
Hanger, Inc. (a)	59	933
HCA Healthcare, Inc.	94	11,720
HealthEquity, Inc. (a)	27	1,387
Henry Schein, Inc. (a)	150	8,817
Humana, Inc.	458	189,562
Laboratory Corp. of America Holdings (a)	174	32,759
LHC Group, Inc. (a)	110	23,382
Magellan Health, Inc. (a)	45	3,410
McKesson Corp.	406	60,466
MEDNAX, Inc. (a)	18	293
Molina Healthcare, Inc. (a)	205	37,523
Owens & Minor, Inc.	294	7,382
Patterson Cos., Inc.	237	5,713
Providence Service Corp. (a)	42	3,902
Quest Diagnostics, Inc.	335	38,354
RadNet, Inc. (a)	80	1,228
Select Medical Holdings Corp. (a)	116	2,415
Tenet Healthcare Corp. (a)	40	980
The Pennant Group, Inc. (a)	140	5,398
Tivity Health, Inc. (a)	5	70
UnitedHealth Group, Inc.	3,067	956,199
Universal Health Services, Inc. Class B	9	963
US Physical Therapy, Inc.	21	1,825
		2,145,441
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	80	651
Cerner Corp.	473	34,193
Computer Programs & Systems, Inc.	23	635
HMS Holdings Corp. (a)	137	3,281
NextGen Healthcare, Inc. (a)	83	1,057
Security Description	Shares	Value
Omnicell, Inc. (a)	59	$4,405
Simulations Plus, Inc.	54	4,070
Tabula Rasa HealthCare, Inc. (a) (c)	19	775
		49,067
HOTELS, RESTAURANTS & LEISURE — 0.8%
BJ's Restaurants, Inc.	6	177
Bloomin' Brands, Inc.	10	153
Boyd Gaming Corp.	18	552
Brinker International, Inc.	5	214
Caesars Entertainment, Inc. (a)	206	11,548
Carnival Corp. (c)	58	880
Cheesecake Factory, Inc. (c)	58	1,609
Chipotle Mexican Grill, Inc. (a)	96	119,396
Choice Hotels International, Inc.	26	2,235
Churchill Downs, Inc.	88	14,416
Cracker Barrel Old Country Store, Inc.	17	1,949
Darden Restaurants, Inc.	17	1,713
Dave & Buster's Entertainment, Inc. (c)	20	303
Dine Brands Global, Inc. (c)	19	1,037
Domino's Pizza, Inc.	162	68,895
Dunkin' Brands Group, Inc.	74	6,061
Hilton Worldwide Holdings, Inc.	99	8,447
Jack in the Box, Inc.	46	3,648
Las Vegas Sands Corp.	211	9,845
Marriott International, Inc. Class A	36	3,333
Marriott Vacations Worldwide Corp.	17	1,544
McDonald's Corp.	799	175,373
MGM Resorts International	64	1,392
Norwegian Cruise Line Holdings, Ltd. (a)	25	428
Papa John's International, Inc.	144	11,848
Penn National Gaming, Inc. (a) (c)	637	46,310
Royal Caribbean Cruises, Ltd. (c)	21	1,359
Ruth's Hospitality Group, Inc.	44	487
Scientific Games Corp. Class A (a)	6	209
Shake Shack, Inc. Class A (a)	14	903
Six Flags Entertainment Corp.	28	568
Starbucks Corp.	698	59,972
Texas Roadhouse, Inc.	101	6,140
Wendy's Co.	575	12,820
Wingstop, Inc.	123	16,808
Wyndham Destinations, Inc.	14	431
Wyndham Hotels & Resorts, Inc.	37	1,869
Wynn Resorts, Ltd.	15	1,077
Yum! Brands, Inc.	189	17,256
		613,205
HOUSEHOLD DURABLES — 0.6%
Cavco Industries, Inc. (a)	22	3,967
Century Communities, Inc. (a)	49	2,074
D.R. Horton, Inc.	1,067	80,697
Ethan Allen Interiors, Inc.	106	1,435
Garmin, Ltd.	503	47,715
Helen of Troy, Ltd. (a)	80	15,482
Installed Building Products, Inc. (a)	73	7,428
iRobot Corp. (a) (c)	77	5,844

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
KB Home	260	$9,981
La-Z-Boy, Inc.	18	569
Leggett & Platt, Inc.	174	7,164
Lennar Corp. Class A	951	77,678
LGI Homes, Inc. (a)	76	8,829
M/I Homes, Inc. (a)	77	3,546
MDC Holdings, Inc.	58	2,732
Meritage Homes Corp. (a)	114	12,584
Mohawk Industries, Inc. (a)	37	3,611
Newell Brands, Inc.	1,099	18,859
NVR, Inc. (a)	5	20,416
PulteGroup, Inc.	572	26,478
Taylor Morrison Home Corp. (a)	108	2,656
Tempur Sealy International, Inc. (a)	44	3,924
Toll Brothers, Inc.	152	7,396
TopBuild Corp. (a)	123	20,995
TRI Pointe Group, Inc. (a) (c)	296	5,369
Universal Electronics, Inc. (a)	68	2,566
Whirlpool Corp.	82	15,079
		415,074
HOUSEHOLD PRODUCTS — 1.5%
Central Garden & Pet Co. Class A (a)	119	4,301
Church & Dwight Co., Inc.	499	46,761
Clorox Co.	463	97,309
Colgate-Palmolive Co.	1,739	134,164
Energizer Holdings, Inc.	175	6,849
Kimberly-Clark Corp.	773	114,141
Procter & Gamble Co.	5,055	702,594
WD-40 Co.	31	5,869
		1,111,988
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (b)
AES Corp.	715	12,949
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	756	121,096
Carlisle Cos., Inc.	46	5,629
General Electric Co.	1,045	6,510
Honeywell International, Inc.	587	96,626
Raven Industries, Inc.	20	431
Roper Technologies, Inc.	237	93,641
		323,933
INSURANCE — 1.0%
Aflac, Inc.	257	9,342
Alleghany Corp.	5	2,602
Allstate Corp.	413	38,880
American Equity Investment Life Holding Co.	142	3,123
American Financial Group, Inc.	9	603
American International Group, Inc.	108	2,973
AMERISAFE, Inc.	37	2,122
Aon PLC Class A	414	85,408
Arthur J Gallagher & Co.	430	45,399
Assurant, Inc.	93	11,282
Brighthouse Financial, Inc. (a)	67	1,803
Security Description	Shares	Value
Brown & Brown, Inc.	646	$29,244
Chubb, Ltd.	377	43,777
Cincinnati Financial Corp.	18	1,403
CNO Financial Group, Inc.	270	4,331
eHealth, Inc. (a)	40	3,160
Employers Holdings, Inc.	28	847
Everest Re Group, Ltd.	33	6,519
First American Financial Corp.	100	5,091
Genworth Financial, Inc. Class A (a)	247	827
Globe Life, Inc.	58	4,634
Hanover Insurance Group, Inc.	23	2,143
Hartford Financial Services Group, Inc.	128	4,718
Horace Mann Educators Corp.	36	1,202
James River Group Holdings, Ltd.	35	1,559
Kemper Corp.	51	3,408
Kinsale Capital Group, Inc.	100	19,018
Lincoln National Corp.	25	783
Loews Corp.	29	1,008
Marsh & McLennan Cos., Inc.	1,158	132,823
Mercury General Corp.	4	166
MetLife, Inc.	276	10,259
Old Republic International Corp.	250	3,685
Palomar Holdings, Inc. (a)	94	9,799
Primerica, Inc.	63	7,128
Principal Financial Group, Inc.	99	3,987
ProAssurance Corp.	5	78
Progressive Corp.	1,049	99,309
Prudential Financial, Inc.	48	3,049
Reinsurance Group of America, Inc.	23	2,189
RenaissanceRe Holdings, Ltd.	78	13,240
RLI Corp.	62	5,191
Safety Insurance Group, Inc.	15	1,036
Selective Insurance Group, Inc.	21	1,081
Stewart Information Services Corp.	16	700
Travelers Cos., Inc.	163	17,635
United Fire Group, Inc.	24	488
Universal Insurance Holdings, Inc.	47	651
Unum Group	49	825
Willis Towers Watson PLC	231	48,237
WR Berkley Corp.	118	7,216
		705,981
INTERACTIVE MEDIA & SERVICES — 5.8%
Alphabet, Inc. Class A (a)	826	1,210,586
Alphabet, Inc. Class C (a)	807	1,185,967
Facebook, Inc. Class A (a)	7,197	1,884,894
QuinStreet, Inc. (a)	123	1,948
TripAdvisor, Inc.	58	1,136
Twitter, Inc. (a)	288	12,816
Yelp, Inc. (a)	7	141
		4,297,488
INTERNET & DIRECT MARKETING RETAIL — 7.5%
Amazon.com, Inc. (a)	1,681	5,293,015
Booking Holdings, Inc. (a)	34	58,163
eBay, Inc.	2,288	119,205

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Etsy, Inc. (a)	524	$63,734
Expedia Group, Inc.	18	1,650
GrubHub, Inc. (a)	187	13,526
PetMed Express, Inc. (c)	100	3,162
Stamps.com, Inc. (a)	80	19,276
		5,571,731
IT SERVICES — 5.0%
Accenture PLC Class A	1,598	361,132
Akamai Technologies, Inc. (a)	523	57,813
Alliance Data Systems Corp.	4	168
Automatic Data Processing, Inc.	565	78,812
Broadridge Financial Solutions, Inc.	206	27,192
CACI International, Inc. Class A (a)	45	9,592
Cardtronics PLC Class A (a)	16	317
Cognizant Technology Solutions Corp. Class A	581	40,333
CSG Systems International, Inc.	20	819
DXC Technology Co.	46	821
EVERTEC, Inc.	55	1,909
ExlService Holdings, Inc. (a)	70	4,618
Fidelity National Information Services, Inc.	1,107	162,962
Fiserv, Inc. (a)	739	76,154
FleetCor Technologies, Inc. (a)	90	21,429
Gartner, Inc. (a)	96	11,995
Global Payments, Inc.	536	95,183
International Business Machines Corp.	742	90,279
Jack Henry & Associates, Inc.	265	43,086
KBR, Inc.	119	2,661
Leidos Holdings, Inc.	367	32,718
LiveRamp Holdings, Inc. (a)	48	2,485
ManTech International Corp. Class A	49	3,375
Mastercard, Inc. Class A	2,004	677,693
MAXIMUS, Inc.	95	6,499
NIC, Inc.	272	5,358
Paychex, Inc.	496	39,566
PayPal Holdings, Inc. (a)	5,204	1,025,344
Perficient, Inc. (a)	67	2,864
Perspecta, Inc.	245	4,765
Sabre Corp. (c)	168	1,094
Science Applications International Corp.	65	5,097
Sykes Enterprises, Inc. (a)	82	2,805
TTEC Holdings, Inc.	38	2,073
VeriSign, Inc. (a)	158	32,366
Virtusa Corp. (a)	18	885
Visa, Inc. Class A	3,826	765,085
Western Union Co.	834	17,873
WEX, Inc. (a)	20	2,779
		3,717,999
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	274	16,141
Callaway Golf Co.	186	3,560
Hasbro, Inc.	15	1,241
Mattel, Inc. (a)	41	480
Polaris, Inc.	103	9,717
Security Description	Shares	Value
Sturm Ruger & Co., Inc.	61	$3,731
Vista Outdoor, Inc. (a)	270	5,448
YETI Holdings, Inc. (a)	216	9,789
		50,107
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Agilent Technologies, Inc.	1,070	108,006
Bio-Rad Laboratories, Inc. Class A (a)	79	40,721
Bio-Techne Corp.	132	32,700
Charles River Laboratories International, Inc. (a)	171	38,723
Illumina, Inc. (a)	474	146,504
IQVIA Holdings, Inc. (a)	201	31,684
Luminex Corp.	224	5,880
Medpace Holdings, Inc. (a)	80	8,940
Mettler-Toledo International, Inc. (a)	49	47,322
NeoGenomics, Inc. (a)	380	14,018
PerkinElmer, Inc.	306	38,406
PRA Health Sciences, Inc. (a)	114	11,564
Repligen Corp. (a)	163	24,049
Syneos Health, Inc. (a)	157	8,346
Thermo Fisher Scientific, Inc.	1,376	607,532
Waters Corp. (a)	52	10,175
		1,174,570
MACHINERY — 1.4%
AGCO Corp.	40	2,971
Alamo Group, Inc.	17	1,837
Albany International Corp. Class A	42	2,079
Astec Industries, Inc.	83	4,503
Barnes Group, Inc.	46	1,644
Caterpillar, Inc.	970	144,675
Chart Industries, Inc. (a)	23	1,616
CIRCOR International, Inc. (a)	7	191
Colfax Corp. (a)	151	4,735
Crane Co.	18	902
Cummins, Inc.	335	70,739
Deere & Co.	486	107,712
Donaldson Co., Inc.	196	9,098
Dover Corp.	272	29,468
Enerpac Tool Group Corp.	19	357
EnPro Industries, Inc.	7	395
ESCO Technologies, Inc.	47	3,786
Federal Signal Corp.	94	2,750
Flowserve Corp.	18	491
Fortive Corp.	353	26,902
Franklin Electric Co., Inc.	96	5,648
Graco, Inc.	298	18,282
Greenbrier Cos., Inc.	3	88
Hillenbrand, Inc.	28	794
IDEX Corp.	117	21,342
Illinois Tool Works, Inc.	790	152,636
Ingersoll Rand, Inc. (a)	306	10,894
ITT, Inc.	134	7,913
John Bean Technologies Corp.	20	1,838
Kennametal, Inc.	58	1,679
Lincoln Electric Holdings, Inc.	99	9,112

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Lindsay Corp.	19	$1,837
Lydall, Inc. (a)	2	33
Mueller Industries, Inc.	61	1,651
Nordson Corp.	178	34,144
Oshkosh Corp.	79	5,806
Otis Worldwide Corp.	1,410	88,012
PACCAR, Inc.	867	73,938
Parker-Hannifin Corp.	261	52,811
Pentair PLC	297	13,594
Proto Labs, Inc. (a)	60	7,770
Snap-on, Inc.	84	12,359
SPX Corp. (a)	133	6,169
SPX FLOW, Inc. (a)	46	1,970
Standex International Corp.	1	59
Stanley Black & Decker, Inc.	239	38,766
Tennant Co.	15	905
Terex Corp.	6	116
Timken Co.	121	6,561
Toro Co.	141	11,837
Trinity Industries, Inc. (c)	236	4,602
Wabash National Corp.	26	311
Watts Water Technologies, Inc. Class A	30	3,004
Westinghouse Air Brake Technologies Corp.	67	4,146
Woodward, Inc.	5	401
Xylem, Inc.	107	9,001
		1,026,880
MARINE — 0.0% (b)
Kirby Corp. (a)	5	181
Matson, Inc.	15	601
		782
MEDIA — 1.0%
AMC Networks, Inc. Class A (a) (c)	58	1,433
Cable One, Inc.	21	39,594
Charter Communications, Inc. Class A (a)	522	325,905
Comcast Corp. Class A	5,984	276,820
Discovery, Inc. Class A (a) (c)	60	1,306
Discovery, Inc. Class C (a)	126	2,470
DISH Network Corp. Class A (a)	461	13,383
EW Scripps Co. Class A	6	69
Fox Corp. Class A	153	4,258
Fox Corp. Class B (a)	70	1,958
Gannett Co., Inc. (c)	78	101
Interpublic Group of Cos., Inc.	237	3,951
John Wiley & Sons, Inc. Class A	5	159
Meredith Corp.	70	918
New York Times Co. Class A	431	18,442
News Corp. Class A	526	7,375
News Corp. Class B	227	3,173
Omnicom Group, Inc.	77	3,812
TechTarget, Inc. (a)	120	5,275
TEGNA, Inc.	139	1,633
ViacomCBS, Inc. Class B (c)	78	2,185
		714,220
Security Description	Shares	Value
METALS & MINING — 0.5%
Allegheny Technologies, Inc. (a)	16	$140
Arconic Corp. (a)	447	8,515
Carpenter Technology Corp.	41	745
Century Aluminum Co. (a)	128	911
Cleveland-Cliffs, Inc. (c)	25	161
Commercial Metals Co.	370	7,393
Compass Minerals International, Inc.	22	1,306
Freeport-McMoRan, Inc.	2,948	46,107
Kaiser Aluminum Corp.	27	1,447
Materion Corp.	36	1,873
Newmont Corp.	3,547	225,057
Nucor Corp.	147	6,594
Reliance Steel & Aluminum Co.	99	10,102
Royal Gold, Inc.	149	17,905
Steel Dynamics, Inc.	117	3,350
SunCoke Energy, Inc.	21	72
TimkenSteel Corp. (a)	70	248
United States Steel Corp. (c)	27	198
Worthington Industries, Inc.	45	1,835
		333,959
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (b)
Apollo Commercial Real Estate Finance, Inc. REIT	18	162
ARMOUR Residential REIT, Inc.	48	457
Granite Point Mortgage Trust, Inc. REIT	35	248
Invesco Mortgage Capital, Inc. REIT (c)	416	1,127
New York Mortgage Trust, Inc. REIT	600	1,530
PennyMac Mortgage Investment Trust REIT	13	209
Redwood Trust, Inc. REIT	125	940
		4,673
MULTI-UTILITIES — 0.6%
Ameren Corp.	383	30,288
Avista Corp.	40	1,365
Black Hills Corp.	22	1,177
CenterPoint Energy, Inc.	195	3,773
CMS Energy Corp.	513	31,503
Consolidated Edison, Inc.	359	27,930
Dominion Energy, Inc.	2,306	182,013
DTE Energy Co.	214	24,618
MDU Resources Group, Inc.	168	3,780
NiSource, Inc.	229	5,038
NorthWestern Corp.	30	1,459
Public Service Enterprise Group, Inc.	568	31,189
Sempra Energy	314	37,165
WEC Energy Group, Inc.	641	62,113
		443,411
MULTILINE RETAIL — 0.7%
Big Lots, Inc.	183	8,162
Dollar General Corp.	932	195,366
Dollar Tree, Inc. (a)	312	28,498
Kohl's Corp.	25	463

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Macy's, Inc. (c)	147	$838
Nordstrom, Inc. (c)	14	167
Ollie's Bargain Outlet Holdings, Inc. (a)	155	13,539
Target Corp.	1,851	291,384
		538,417
OIL, GAS & CONSUMABLE FUELS — 0.3%
Apache Corp.	59	559
Cabot Oil & Gas Corp.	524	9,097
Callon Petroleum Co. (a)	1	5
Chevron Corp.	669	48,168
Cimarex Energy Co.	20	487
CNX Resources Corp. (a)	380	3,587
Concho Resources, Inc.	37	1,632
ConocoPhillips	384	12,611
CONSOL Energy, Inc. (a)	138	611
Devon Energy Corp.	70	662
Diamondback Energy, Inc.	6	181
EOG Resources, Inc.	100	3,594
EQT Corp.	107	1,383
Equitrans Midstream Corp.	28	237
Exxon Mobil Corp.	531	18,229
Green Plains, Inc. (a)	57	882
Hess Corp.	156	6,385
HollyFrontier Corp.	24	473
Kinder Morgan, Inc.	697	8,594
Marathon Oil Corp.	131	536
Marathon Petroleum Corp.	233	6,836
Matador Resources Co. (a)	20	165
Murphy Oil Corp. (c)	26	232
Noble Energy, Inc.	61	522
Oasis Petroleum, Inc. (a) (c)	45	13
Occidental Petroleum Corp.	145	1,451
ONEOK, Inc.	49	1,273
Par Pacific Holdings, Inc. (a)	193	1,307
PBF Energy, Inc. Class A	57	324
PDC Energy, Inc. (a)	65	806
Penn Virginia Corp. (a)	19	187
Phillips 66	167	8,657
Pioneer Natural Resources Co.	59	5,073
QEP Resources, Inc.	35	32
Range Resources Corp.	380	2,516
Renewable Energy Group, Inc. (a)	182	9,722
SM Energy Co.	49	78
Southwestern Energy Co. (a)	1,488	3,497
Valero Energy Corp.	146	6,325
Williams Cos., Inc.	1,014	19,925
World Fuel Services Corp.	8	169
		187,023
PAPER & FOREST PRODUCTS — 0.0% (b)
Boise Cascade Co.	145	5,788
Clearwater Paper Corp. (a)	77	2,921
Domtar Corp.	6	158
Glatfelter Corp. (a)	51	702
Louisiana-Pacific Corp.	201	5,932
Neenah, Inc.	5	187
Security Description	Shares	Value
Schweitzer-Mauduit International, Inc.	79	$2,401
		18,089
PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A	38	103
Edgewell Personal Care Co. (a)	97	2,704
Estee Lauder Cos., Inc. Class A	403	87,955
Inter Parfums, Inc.	23	859
Medifast, Inc.	41	6,743
Nu Skin Enterprises, Inc. Class A	93	4,658
USANA Health Sciences, Inc. (a)	28	2,062
		105,084
PHARMACEUTICALS — 3.9%
ANI Pharmaceuticals, Inc. (a)	43	1,213
Bristol-Myers Squibb Co.	8,378	505,110
Catalent, Inc. (a)	563	48,226
Corcept Therapeutics, Inc. (a)	407	7,084
Eli Lilly & Co.	3,507	519,106
Endo International PLC (a)	37	122
Innoviva, Inc. (a)	100	1,045
Johnson & Johnson	6,627	986,628
Lannett Co., Inc. (a) (c)	20	122
Merck & Co., Inc.	3,919	325,081
Mylan NV (a)	81	1,201
Nektar Therapeutics (a)	135	2,240
Pacira BioSciences, Inc. (a)	126	7,575
Perrigo Co. PLC	277	12,717
Pfizer, Inc.	5,971	219,136
Phibro Animal Health Corp. Class A	2	35
Prestige Consumer Healthcare, Inc. (a)	114	4,152
Supernus Pharmaceuticals, Inc. (a)	5	104
Zoetis, Inc.	1,418	234,495
		2,875,392
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	107	6,801
CoreLogic, Inc.	313	21,181
Equifax, Inc.	420	65,898
Exponent, Inc.	154	11,093
FTI Consulting, Inc. (a)	84	8,901
Heidrick & Struggles International, Inc.	37	727
IHS Markit, Ltd.	1,106	86,832
Insperity, Inc.	19	1,244
Korn Ferry	26	754
ManpowerGroup, Inc.	22	1,613
Nielsen Holdings PLC	44	624
Resources Connection, Inc.	145	1,675
Robert Half International, Inc.	123	6,512
Verisk Analytics, Inc.	407	75,421
		289,276
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (b)
CBRE Group, Inc. Class A (a)	293	13,762
Jones Lang LaSalle, Inc.	20	1,913
Marcus & Millichap, Inc. (a)	2	55

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Realogy Holdings Corp. (c)	427	$4,031
		19,761
ROAD & RAIL — 0.8%
ArcBest Corp.	70	2,174
Avis Budget Group, Inc. (a)	7	184
CSX Corp.	1,371	106,486
Heartland Express, Inc.	20	372
JB Hunt Transport Services, Inc.	247	31,216
Kansas City Southern	306	55,334
Knight-Swift Transportation Holdings, Inc.	383	15,588
Landstar System, Inc.	83	10,416
Marten Transport, Ltd.	216	3,525
Norfolk Southern Corp.	398	85,168
Old Dominion Freight Line, Inc.	394	71,282
Ryder System, Inc.	27	1,140
Saia, Inc. (a)	97	12,236
Union Pacific Corp.	1,054	207,501
Werner Enterprises, Inc.	199	8,356
		610,978
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.0%
Advanced Energy Industries, Inc. (a)	105	6,609
Advanced Micro Devices, Inc. (a)	5,176	424,380
Analog Devices, Inc.	748	87,321
Applied Materials, Inc.	2,956	175,734
Axcelis Technologies, Inc. (a)	153	3,366
Broadcom, Inc.	1,104	402,209
Brooks Automation, Inc.	203	9,391
CEVA, Inc. (a)	76	2,992
Cirrus Logic, Inc. (a)	202	13,625
CMC Materials, Inc.	80	11,425
Cohu, Inc.	186	3,195
Cree, Inc. (a)	168	10,708
Diodes, Inc. (a)	125	7,056
DSP Group, Inc. (a)	25	329
Enphase Energy, Inc. (a)	547	45,177
First Solar, Inc. (a)	29	1,920
FormFactor, Inc. (a)	349	8,701
Ichor Holdings, Ltd. (a)	103	2,222
Intel Corp.	13,732	711,043
KLA Corp.	574	111,207
Kulicke & Soffa Industries, Inc.	119	2,666
Lam Research Corp.	642	212,983
Maxim Integrated Products, Inc.	541	36,577
MaxLinear, Inc. (a) (c)	57	1,325
Microchip Technology, Inc.	649	66,691
Micron Technology, Inc. (a)	3,055	143,463
MKS Instruments, Inc.	190	20,754
Monolithic Power Systems, Inc.	184	51,448
NVIDIA Corp.	2,882	1,559,796
Onto Innovation, Inc. (a)	139	4,139
PDF Solutions, Inc. (a)	141	2,638
Photronics, Inc. (a)	179	1,783
Power Integrations, Inc.	206	11,412
Security Description	Shares	Value
Qorvo, Inc. (a)	452	$58,313
QUALCOMM, Inc.	3,927	462,129
Rambus, Inc. (a)	371	5,079
Semtech Corp. (a)	117	6,196
Silicon Laboratories, Inc. (a)	47	4,599
Skyworks Solutions, Inc.	697	101,413
SolarEdge Technologies, Inc. (a)	233	55,536
Synaptics, Inc. (a)	152	12,224
Teradyne, Inc.	693	55,066
Texas Instruments, Inc.	1,864	266,161
Ultra Clean Holdings, Inc. (a)	191	4,099
Universal Display Corp.	15	2,711
Veeco Instruments, Inc. (a)	57	665
Xilinx, Inc.	261	27,207
		5,215,683
SOFTWARE — 13.6%
8x8, Inc. (a)	62	964
ACI Worldwide, Inc. (a)	70	1,829
Adobe, Inc. (a)	1,776	871,004
Agilysys, Inc. (a)	23	556
Alarm.com Holdings, Inc. (a)	147	8,122
ANSYS, Inc. (a)	318	104,059
Autodesk, Inc. (a)	916	211,605
Blackbaud, Inc.	6	335
Bottomline Technologies DE, Inc. (a)	122	5,144
Cadence Design Systems, Inc. (a)	967	103,111
CDK Global, Inc.	73	3,182
Ceridian HCM Holding, Inc. (a)	503	41,573
Citrix Systems, Inc.	541	74,501
CommVault Systems, Inc. (a)	28	1,142
Ebix, Inc. (c)	2	41
Fair Isaac Corp. (a)	94	39,986
Fortinet, Inc. (a)	593	69,861
Intuit, Inc.	592	193,116
J2 Global, Inc. (a)	16	1,108
LivePerson, Inc. (a) (c)	213	11,074
Manhattan Associates, Inc. (a)	159	15,183
Microsoft Corp.	31,695	6,666,409
MicroStrategy, Inc. Class A (a)	7	1,054
NortonLifeLock, Inc.	2,580	53,767
OneSpan, Inc. (a)	101	2,117
Oracle Corp.	3,455	206,264
Paycom Software, Inc. (a)	167	51,987
Paylocity Holding Corp. (a)	133	21,469
Progress Software Corp.	83	3,044
PTC, Inc. (a)	286	23,658
Qualys, Inc. (a)	100	9,801
salesforce.com, Inc. (a)	2,935	737,624
ServiceNow, Inc. (a)	709	343,865
SPS Commerce, Inc. (a)	100	7,787
Synopsys, Inc. (a)	558	119,401
Teradata Corp. (a)	15	341
Tyler Technologies, Inc. (a)	157	54,724
Xperi Holding Corp.	5	57
		10,060,865

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 2.6%
Abercrombie & Fitch Co. Class A	6	$84
Advance Auto Parts, Inc.	107	16,424
American Eagle Outfitters, Inc.	26	385
Asbury Automotive Group, Inc. (a)	15	1,462
AutoNation, Inc. (a)	38	2,011
AutoZone, Inc. (a)	42	49,461
Bed Bath & Beyond, Inc. (c)	266	3,985
Best Buy Co., Inc.	679	75,566
Buckle, Inc. (c)	49	999
Caleres, Inc.	5	48
CarMax, Inc. (a)	292	26,838
Children's Place, Inc.	1	28
Designer Brands, Inc. Class A	121	657
Dick's Sporting Goods, Inc.	179	10,360
Five Below, Inc. (a)	73	9,271
Foot Locker, Inc.	14	462
Gap, Inc.	25	426
Genesco, Inc. (a)	45	969
Group 1 Automotive, Inc.	5	442
Guess?, Inc.	46	534
Haverty Furniture Cos., Inc.	107	2,241
Home Depot, Inc.	3,215	892,838
L Brands, Inc.	58	1,845
Lithia Motors, Inc. Class A	61	13,904
Lowe's Cos., Inc.	2,615	433,724
Lumber Liquidators Holdings, Inc. (a)	127	2,800
MarineMax, Inc. (a)	28	719
Michaels Cos., Inc. (a) (c)	23	222
Monro, Inc.	4	162
Murphy USA, Inc. (a)	83	10,646
ODP Corp.	157	3,054
O'Reilly Automotive, Inc. (a)	186	85,761
Rent-A-Center, Inc.	98	2,929
RH (a) (c)	77	29,462
Ross Stores, Inc.	212	19,784
Sally Beauty Holdings, Inc. (a) (c)	58	504
Signet Jewelers, Ltd. (c)	21	393
Sleep Number Corp. (a)	4	196
Sonic Automotive, Inc. Class A	72	2,891
Tiffany & Co.	378	43,791
TJX Cos., Inc.	1,860	103,509
Tractor Supply Co.	373	53,466
Ulta Beauty, Inc. (a)	15	3,360
Urban Outfitters, Inc. (a)	7	146
Williams-Sonoma, Inc.	269	24,328
Zumiez, Inc. (a)	79	2,198
		1,935,285
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 11.8%
3D Systems Corp. (a) (c)	21	103
Apple, Inc.	75,023	8,688,414
Diebold Nixdorf, Inc. (a) (c)	9	69
Hewlett Packard Enterprise Co.	484	4,535
HP, Inc.	1,196	22,712
NCR Corp. (a) (c)	46	1,018
Security Description	Shares	Value
NetApp, Inc.	141	$6,182
Seagate Technology PLC	513	25,276
Western Digital Corp.	251	9,174
Xerox Holdings Corp.	68	1,276
		8,758,759
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Capri Holdings, Ltd. (a)	24	432
Carter's, Inc.	47	4,069
Columbia Sportswear Co.	10	870
Crocs, Inc. (a)	298	12,734
Deckers Outdoor Corp. (a)	97	21,341
Fossil Group, Inc. (a)	35	201
G-III Apparel Group, Ltd. (a)	4	52
Hanesbrands, Inc. (c)	173	2,725
Kontoor Brands, Inc. (a) (c)	4	97
NIKE, Inc. Class B	3,437	431,481
Oxford Industries, Inc.	5	202
PVH Corp.	7	417
Ralph Lauren Corp.	6	408
Skechers U.S.A., Inc. Class A (a)	120	3,626
Steven Madden, Ltd.	27	526
Tapestry, Inc.	47	735
Under Armour, Inc. Class A (a)	81	910
Under Armour, Inc. Class C (a)	143	1,407
VF Corp.	124	8,711
Wolverine World Wide, Inc.	45	1,163
		492,107
THRIFTS & MORTGAGE FINANCE — 0.0% (b)
Axos Financial, Inc. (a)	26	606
Essent Group, Ltd.	66	2,443
Flagstar Bancorp, Inc.	88	2,608
HomeStreet, Inc.	23	593
Meta Financial Group, Inc.	4	77
New York Community Bancorp, Inc.	720	5,954
NMI Holdings, Inc. Class A (a)	11	196
Northwest Bancshares, Inc.	22	202
Provident Financial Services, Inc.	57	695
TrustCo Bank Corp. NY	117	611
Walker & Dunlop, Inc.	24	1,272
Washington Federal, Inc.	27	563
		15,820
TOBACCO — 0.3%
Altria Group, Inc.	2,442	94,359
Philip Morris International, Inc.	1,674	125,533
Universal Corp.	27	1,131
Vector Group, Ltd.	214	2,074
		223,097
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	79	4,353
Fastenal Co.	2,121	95,636
GATX Corp.	21	1,339
GMS, Inc. (a)	47	1,133

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
MSC Industrial Direct Co., Inc. Class A	114	$7,214
NOW, Inc. (a)	194	881
United Rentals, Inc. (a)	215	37,517
W.W. Grainger, Inc.	98	34,963
Watsco, Inc.	82	19,097
		202,133
WATER UTILITIES — 0.1%
American States Water Co.	66	4,947
American Water Works Co., Inc.	454	65,775
California Water Service Group	64	2,781
Essential Utilities, Inc.	400	16,100
		89,603
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	192	8,531
Spok Holdings, Inc.	23	219
Telephone & Data Systems, Inc.	44	811
T-Mobile US, Inc. (a)	2,021	231,122
		240,683
TOTAL COMMON STOCKS (Cost $61,279,610)		74,040,664
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f) (g)	72,727	72,741
State Street Navigator Securities Lending Portfolio II (d) (h)	85,923	85,923
TOTAL SHORT-TERM INVESTMENTS (Cost $158,666)		158,664
TOTAL INVESTMENTS — 100.2% (Cost $61,438,276)		74,199,328
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(130,598)
NET ASSETS — 100.0%		$74,068,730

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at September 30, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securites is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2020.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$74,040,664	$—	$0(a)	$74,040,664
Short-Term Investments	158,664	—	—	158,664
TOTAL INVESTMENTS	$74,199,328	$—	$0	$74,199,328
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2020.
See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Corp.	477	$30,313	$25,127	$—	$—	$(3,052)	883	$52,388	$459
State Street Institutional Liquid Reserves Fund, Premier Class	47,960	47,979	424,257	399,464	(26)	(5)	72,727	72,741	32
State Street Navigator Securities Lending Portfolio II	56,790	56,790	177,894	148,761	—	—	85,923	85,923	99
Total		$135,082	$627,278	$548,225	$(26)	$(3,057)		$211,052	$590
See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	40	$752
Aerojet Rocketdyne Holdings, Inc. (a)	36	1,436
AeroVironment, Inc. (a)	8	480
Axon Enterprise, Inc. (a)	8	726
Boeing Co.	470	77,672
Cubic Corp.	13	756
Curtiss-Wright Corp.	26	2,425
General Dynamics Corp.	287	39,729
Howmet Aerospace, Inc.	470	7,858
Huntington Ingalls Industries, Inc.	34	4,786
Kaman Corp.	28	1,091
L3Harris Technologies, Inc.	64	10,870
Lockheed Martin Corp.	141	54,042
Mercury Systems, Inc. (a)	19	1,472
Moog, Inc. Class A	41	2,605
National Presto Industries, Inc.	8	655
Northrop Grumman Corp.	88	27,763
Park Aerospace Corp.	19	207
Raytheon Technologies Corp.	1,277	73,479
Teledyne Technologies, Inc. (a)	14	4,343
Textron, Inc.	444	16,024
TransDigm Group, Inc.	18	8,552
Triumph Group, Inc.	170	1,107
		338,830
AIR FREIGHT & LOGISTICS — 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	84	5,115
C.H. Robinson Worldwide, Inc.	120	12,263
Echo Global Logistics, Inc. (a)	95	2,448
Expeditors International of Washington, Inc.	79	7,151
FedEx Corp.	331	83,253
Forward Air Corp.	20	1,148
Hub Group, Inc. Class A (a)	45	2,259
United Parcel Service, Inc. Class B	633	105,477
XPO Logistics, Inc. (a) (b)	178	15,069
		234,183
AIRLINES — 0.9%
Alaska Air Group, Inc.	440	16,117
Allegiant Travel Co.	44	5,271
American Airlines Group, Inc. (b)	1,812	22,269
Delta Air Lines, Inc.	2,271	69,447
Hawaiian Holdings, Inc.	167	2,153
JetBlue Airways Corp. (a)	1,026	11,625
SkyWest, Inc.	182	5,435
Southwest Airlines Co.	807	30,262
United Airlines Holdings, Inc. (a)	1,033	35,897
		198,476
AUTO COMPONENTS — 0.5%
Adient PLC (a)	300	5,199
Security Description	Shares	Value
American Axle & Manufacturing Holdings, Inc. (a)	358	$2,066
Aptiv PLC	242	22,187
BorgWarner, Inc.	401	15,535
Cooper Tire & Rubber Co.	165	5,230
Cooper-Standard Holdings, Inc. (a)	56	740
Dana, Inc.	495	6,098
Delphi Technologies PLC (a)	306	5,113
Dorman Products, Inc. (a)	20	1,808
Fox Factory Holding Corp. (a)	19	1,412
Gentex Corp.	130	3,347
Gentherm, Inc. (a)	40	1,636
Goodyear Tire & Rubber Co.	777	5,960
LCI Industries	24	2,551
Lear Corp.	195	21,265
Standard Motor Products, Inc.	22	982
Visteon Corp. (a)	47	3,253
		104,382
AUTOMOBILES — 1.2%
Ford Motor Co.	13,996	93,213
General Motors Co.	4,512	133,510
Harley-Davidson, Inc.	550	13,497
Thor Industries, Inc. (b)	196	18,671
Winnebago Industries, Inc.	43	2,222
		261,113
BANKS — 8.2%
Ameris Bancorp	40	911
Associated Banc-Corp.	300	3,786
Banc of California, Inc.	140	1,417
BancorpSouth Bank	134	2,597
Bank of America Corp.	14,880	358,459
Bank of Hawaii Corp.	29	1,465
Bank OZK	433	9,232
Banner Corp.	27	871
Berkshire Hills Bancorp, Inc.	193	1,951
Boston Private Financial Holdings, Inc.	105	580
Brookline Bancorp, Inc.	79	683
Cadence BanCorp	458	3,934
Cathay General Bancorp	147	3,187
Central Pacific Financial Corp.	43	584
CIT Group, Inc.	338	5,986
Citigroup, Inc.	4,067	175,328
Citizens Financial Group, Inc.	1,553	39,260
City Holding Co.	18	1,037
Columbia Banking System, Inc.	86	2,051
Comerica, Inc.	517	19,775
Commerce Bancshares, Inc.	71	3,997
Community Bank System, Inc.	36	1,961
Cullen/Frost Bankers, Inc.	79	5,052
Customers Bancorp, Inc. (a)	140	1,568
CVB Financial Corp.	68	1,131
Dime Community Bancshares, Inc.	71	803
Eagle Bancorp, Inc.	29	777
East West Bancorp, Inc.	286	9,364

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Fifth Third Bancorp	2,535	$54,046
First BanCorp	426	2,224
First Commonwealth Financial Corp.	80	619
First Financial Bancorp	98	1,177
First Financial Bankshares, Inc.	50	1,396
First Horizon National Corp.	1,080	10,184
First Midwest Bancorp, Inc.	158	1,703
First Republic Bank	97	10,579
FNB Corp.	545	3,695
Fulton Financial Corp.	235	2,193
Glacier Bancorp, Inc.	58	1,859
Great Western Bancorp, Inc.	69	859
Hancock Whitney Corp.	312	5,869
Hanmi Financial Corp.	65	534
Heritage Financial Corp.	67	1,232
Home BancShares, Inc.	168	2,547
Hope Bancorp, Inc.	454	3,444
Huntington Bancshares, Inc.	2,012	18,450
Independent Bank Corp.	15	786
International Bancshares Corp.	61	1,590
JPMorgan Chase & Co.	2,705	260,410
KeyCorp	1,920	22,906
M&T Bank Corp.	183	16,852
NBT Bancorp, Inc.	48	1,287
OFG Bancorp	60	748
Old National Bancorp	167	2,098
Pacific Premier Bancorp, Inc.	144	2,900
PacWest Bancorp	426	7,276
People's United Financial, Inc.	523	5,392
Pinnacle Financial Partners, Inc.	97	3,452
PNC Financial Services Group, Inc.	586	64,407
Prosperity Bancshares, Inc.	92	4,768
Regions Financial Corp.	3,448	39,755
S&T Bancorp, Inc.	29	513
Seacoast Banking Corp. of Florida (a)	49	883
ServisFirst Bancshares, Inc.	29	987
Signature Bank	65	5,394
Simmons First National Corp. Class A	138	2,188
Southside Bancshares, Inc.	29	708
Sterling Bancorp	394	4,145
SVB Financial Group (a)	63	15,159
Synovus Financial Corp.	287	6,076
TCF Financial Corp.	187	4,368
Texas Capital Bancshares, Inc. (a)	99	3,082
Tompkins Financial Corp.	4	227
Truist Financial Corp.	1,126	42,844
Trustmark Corp.	71	1,520
UMB Financial Corp.	46	2,254
Umpqua Holdings Corp.	370	3,929
United Bankshares, Inc.	173	3,714
United Community Banks, Inc.	91	1,541
US Bancorp	1,893	67,864
Valley National Bancorp	760	5,206
Security Description	Shares	Value
Veritex Holdings, Inc.	80	$1,362
Webster Financial Corp.	181	4,780
Wells Fargo & Co.	14,699	345,574
Westamerica Bancorporation	15	815
Wintrust Financial Corp.	110	4,406
Zions Bancorp NA	333	9,730
		1,754,253
BEVERAGES — 0.9%
Boston Beer Co., Inc. Class A (a)	4	3,534
Brown-Forman Corp. Class B	98	7,381
Coca-Cola Co.	1,355	66,896
Coca-Cola Consolidated, Inc.	7	1,685
Constellation Brands, Inc. Class A	105	19,899
Molson Coors Beverage Co. Class B	674	22,620
Monster Beverage Corp. (a)	132	10,586
National Beverage Corp. (a) (b)	42	2,856
PepsiCo, Inc.	488	67,637
		203,094
BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	938	82,159
Alexion Pharmaceuticals, Inc. (a)	119	13,617
Amgen, Inc.	298	75,740
Biogen, Inc. (a)	87	24,680
Emergent BioSolutions, Inc. (a)	26	2,687
Exelixis, Inc. (a)	172	4,205
Gilead Sciences, Inc.	671	42,401
Incyte Corp. (a)	48	4,308
Ligand Pharmaceuticals, Inc. (a) (b)	34	3,241
Momenta Pharmaceuticals, Inc. (a)	8	420
Myriad Genetics, Inc. (a)	57	743
Regeneron Pharmaceuticals, Inc. (a)	36	20,152
Spectrum Pharmaceuticals, Inc. (a)	17	69
United Therapeutics Corp. (a)	23	2,323
Vertex Pharmaceuticals, Inc. (a)	55	14,967
		291,712
BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	86	4,541
AAON, Inc.	13	783
Allegion PLC	26	2,572
American Woodmark Corp. (a)	36	2,827
Apogee Enterprises, Inc.	37	791
Carrier Global Corp.	682	20,828
Fortune Brands Home & Security, Inc.	113	9,777
Gibraltar Industries, Inc. (a)	29	1,889
Griffon Corp.	84	1,641
Johnson Controls International PLC	1,028	41,994
Lennox International, Inc.	15	4,089
Masco Corp.	144	7,939
Owens Corning	211	14,519
Patrick Industries, Inc.	38	2,186
PGT Innovations, Inc. (a)	72	1,261

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Quanex Building Products Corp.	42	$774
Resideo Technologies, Inc. (a)	468	5,148
Simpson Manufacturing Co., Inc.	22	2,138
Trane Technologies PLC	151	18,309
Trex Co., Inc. (a)	42	3,007
UFP Industries, Inc.	71	4,012
		151,025
CAPITAL MARKETS — 3.6%
Affiliated Managers Group, Inc.	95	6,496
Ameriprise Financial, Inc.	164	25,274
Bank of New York Mellon Corp.	1,113	38,220
BlackRock, Inc.	118	66,499
Blucora, Inc. (a)	39	367
Cboe Global Markets, Inc.	42	3,685
Charles Schwab Corp.	960	34,781
CME Group, Inc.	126	21,081
Donnelley Financial Solutions, Inc. (a)	100	1,336
E*TRADE Financial Corp.	275	13,764
Eaton Vance Corp.	83	3,166
Evercore, Inc. Class A	78	5,106
FactSet Research Systems, Inc.	8	2,679
Federated Hermes, Inc.	107	2,302
Franklin Resources, Inc.	944	19,210
Goldman Sachs Group, Inc.	669	134,449
Greenhill & Co., Inc.	45	511
Interactive Brokers Group, Inc. Class A	102	4,930
Intercontinental Exchange, Inc.	195	19,510
Invesco, Ltd.	1,361	15,529
Janus Henderson Group PLC	558	12,120
MarketAxess Holdings, Inc.	5	2,408
Moody's Corp.	26	7,536
Morgan Stanley	4,291	207,470
MSCI, Inc.	10	3,568
Nasdaq, Inc.	73	8,958
Northern Trust Corp.	191	14,892
Piper Sandler Cos.	17	1,241
Raymond James Financial, Inc.	156	11,351
S&P Global, Inc.	27	9,736
SEI Investments Co.	71	3,601
State Street Corp. (c)	482	28,597
Stifel Financial Corp.	95	4,803
StoneX Group, Inc. (a)	57	2,916
T Rowe Price Group, Inc.	129	16,540
Virtus Investment Partners, Inc.	14	1,941
Waddell & Reed Financial, Inc. Class A (b)	259	3,846
		760,419
CHEMICALS — 2.7%
AdvanSix, Inc. (a)	135	1,739
Air Products & Chemicals, Inc.	79	23,531
Albemarle Corp.	89	7,946
American Vanguard Corp.	21	276
Ashland Global Holdings, Inc.	74	5,248
Security Description	Shares	Value
Avient Corp.	106	$2,805
Balchem Corp.	8	781
Cabot Corp.	110	3,963
Celanese Corp.	147	15,795
CF Industries Holdings, Inc.	262	8,046
Chemours Co. (b)	585	12,232
Corteva, Inc.	649	18,698
Dow, Inc.	1,445	67,987
DuPont de Nemours, Inc.	2,624	145,580
Eastman Chemical Co.	272	21,249
Ecolab, Inc.	94	18,785
Ferro Corp. (a)	101	1,252
FMC Corp.	50	5,295
FutureFuel Corp.	85	966
GCP Applied Technologies, Inc. (a)	66	1,383
Hawkins, Inc.	16	738
HB Fuller Co.	60	2,747
Ingevity Corp. (a)	37	1,829
Innospec, Inc.	17	1,076
International Flavors & Fragrances, Inc.	54	6,612
Koppers Holdings, Inc. (a)	45	941
Kraton Corp. (a)	114	2,031
Linde PLC (a)	164	39,053
Livent Corp. (a) (b)	128	1,148
LyondellBasell Industries NV Class A	921	64,921
Minerals Technologies, Inc.	55	2,811
Mosaic Co.	1,251	22,856
NewMarket Corp.	6	2,054
Olin Corp.	570	7,057
PPG Industries, Inc.	149	18,190
Quaker Chemical Corp. (b)	5	899
Rayonier Advanced Materials, Inc. (a)	170	544
RPM International, Inc.	65	5,385
Scotts Miracle-Gro Co.	25	3,823
Sensient Technologies Corp.	23	1,328
Sherwin-Williams Co.	23	16,025
Stepan Co.	23	2,507
Tredegar Corp.	62	922
Trinseo SA	141	3,615
Valvoline, Inc.	92	1,752
		574,421
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	141	5,169
Brady Corp. Class A	39	1,561
Brink's Co.	23	945
Cintas Corp.	42	13,979
Clean Harbors, Inc. (a)	35	1,961
Copart, Inc. (a)	61	6,415
Deluxe Corp.	71	1,827
Harsco Corp. (a)	279	3,881
Healthcare Services Group, Inc.	27	581
Herman Miller, Inc.	65	1,960

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
HNI Corp.	71	$2,228
Interface, Inc.	210	1,285
KAR Auction Services, Inc.	460	6,624
Matthews International Corp. Class A	49	1,096
MSA Safety, Inc.	9	1,208
Pitney Bowes, Inc.	643	3,414
Republic Services, Inc.	175	16,336
Rollins, Inc. (b)	57	3,089
RR Donnelley & Sons Co.	264	385
Stericycle, Inc. (a)	58	3,657
Team, Inc. (a)	50	275
Tetra Tech, Inc.	25	2,388
UniFirst Corp.	15	2,841
US Ecology, Inc.	40	1,307
Viad Corp.	19	396
Waste Management, Inc.	226	25,576
		110,384
COMMUNICATIONS EQUIPMENT — 0.6%
ADTRAN, Inc.	50	513
Applied Optoelectronics, Inc. (a) (b)	104	1,170
Arista Networks, Inc. (a)	26	5,380
Ciena Corp. (a)	103	4,088
Cisco Systems, Inc.	2,253	88,746
Comtech Telecommunications Corp.	27	378
Digi International, Inc. (a)	29	453
F5 Networks, Inc. (a)	35	4,297
Harmonic, Inc. (a)	92	513
InterDigital, Inc.	27	1,541
Juniper Networks, Inc.	378	8,127
Lumentum Holdings, Inc. (a)	19	1,427
Motorola Solutions, Inc.	48	7,527
NETGEAR, Inc. (a)	29	894
NetScout Systems, Inc. (a)	55	1,201
Plantronics, Inc.	120	1,421
ViaSat, Inc. (a)	71	2,442
Viavi Solutions, Inc. (a)	113	1,325
		131,443
CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)	308	12,887
Aegion Corp. (a)	71	1,003
Arcosa, Inc.	31	1,367
Comfort Systems USA, Inc.	26	1,339
Dycom Industries, Inc. (a)	125	6,602
EMCOR Group, Inc.	67	4,537
Fluor Corp.	481	4,238
Granite Construction, Inc.	167	2,941
Jacobs Engineering Group, Inc.	70	6,494
MasTec, Inc. (a)	214	9,031
MYR Group, Inc. (a)	39	1,450
Quanta Services, Inc.	192	10,149
Valmont Industries, Inc.	19	2,359
		64,397
Security Description	Shares	Value
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	19	$1,640
Martin Marietta Materials, Inc.	34	8,002
US Concrete, Inc. (a)	73	2,120
Vulcan Materials Co.	50	6,777
		18,539
CONSUMER FINANCE — 1.6%
American Express Co.	793	79,498
Capital One Financial Corp.	1,627	116,916
Discover Financial Services	1,097	63,385
Encore Capital Group, Inc. (a)	123	4,747
Enova International, Inc. (a)	112	1,836
EZCORP, Inc. Class A (a) (b)	214	1,076
FirstCash, Inc.	21	1,201
Green Dot Corp. Class A (a)	60	3,037
LendingTree, Inc. (a)	4	1,228
Navient Corp.	656	5,543
PRA Group, Inc. (a) (b)	58	2,317
SLM Corp.	244	1,974
Synchrony Financial	1,924	50,351
World Acceptance Corp. (a) (b)	24	2,533
		335,642
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	1,023	11,304
AptarGroup, Inc.	24	2,717
Avery Dennison Corp.	44	5,625
Ball Corp.	96	7,979
Greif, Inc. Class A	85	3,078
International Paper Co.	766	31,054
Myers Industries, Inc.	39	516
O-I Glass, Inc.	558	5,909
Packaging Corp. of America	92	10,033
Sealed Air Corp.	145	5,627
Silgan Holdings, Inc.	130	4,780
Sonoco Products Co.	87	4,443
Westrock Co.	916	31,822
		124,887
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	151	4,368
Genuine Parts Co.	175	16,655
LKQ Corp. (a)	378	10,482
Pool Corp.	8	2,676
		34,181
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	50	1,227
American Public Education, Inc. (a)	16	451
Graham Holdings Co. Class B	14	5,658
Grand Canyon Education, Inc. (a)	26	2,078
H&R Block, Inc.	380	6,190
Perdoceo Education Corp. (a)	66	808
Regis Corp. (a) (b)	42	258
Service Corp. International	99	4,176
Strategic Education, Inc.	3	274

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
WW International, Inc. (a) (b)	64	$1,208
		22,328
DIVERSIFIED FINANCIAL SERVICES — 2.8%
Berkshire Hathaway, Inc. Class B (a)	2,734	582,178
Calamos Asset Management, Inc. Class A (a) (d)	22	—
Jefferies Financial Group, Inc.	759	13,662
		595,840
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	9,799	279,370
ATN International, Inc.	18	903
CenturyLink, Inc.	3,512	35,436
Cincinnati Bell, Inc. (a)	62	930
Cogent Communications Holdings, Inc.	9	540
Consolidated Communications Holdings, Inc. (a)	254	1,445
Iridium Communications, Inc. (a)	66	1,688
Verizon Communications, Inc.	3,672	218,447
Vonage Holdings Corp. (a)	112	1,146
		539,905
ELECTRIC UTILITIES — 1.8%
ALLETE, Inc.	36	1,863
Alliant Energy Corp.	137	7,076
American Electric Power Co., Inc.	312	25,500
Duke Energy Corp.	611	54,110
Edison International	318	16,167
Entergy Corp.	167	16,454
Evergy, Inc.	139	7,064
Eversource Energy	187	15,624
Exelon Corp.	1,358	48,562
FirstEnergy Corp.	340	9,761
Hawaiian Electric Industries, Inc.	63	2,094
IDACORP, Inc.	35	2,796
NextEra Energy, Inc.	186	51,626
NRG Energy, Inc.	348	10,698
OGE Energy Corp.	246	7,378
Pinnacle West Capital Corp.	99	7,380
PNM Resources, Inc.	55	2,273
PPL Corp.	941	25,605
Southern Co.	880	47,714
Xcel Energy, Inc.	277	19,116
		378,861
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	40	4,094
AMETEK, Inc.	89	8,847
AZZ, Inc.	24	819
Eaton Corp. PLC	334	34,078
Emerson Electric Co.	509	33,375
Encore Wire Corp.	17	789
EnerSys	41	2,752
Generac Holdings, Inc. (a)	19	3,679
Security Description	Shares	Value
Hubbell, Inc.	39	$5,337
nVent Electric PLC	191	3,379
Powell Industries, Inc.	26	627
Regal Beloit Corp.	50	4,693
Rockwell Automation, Inc.	41	9,048
Sunrun, Inc. (a) (b)	151	11,638
Vicor Corp. (a)	6	466
		123,621
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	107	11,585
Arrow Electronics, Inc. (a)	287	22,575
Avnet, Inc.	380	9,819
Badger Meter, Inc.	8	523
Bel Fuse, Inc. Class B	26	278
Belden, Inc.	40	1,245
Benchmark Electronics, Inc.	71	1,431
CDW Corp.	82	9,801
Cognex Corp.	28	1,823
Coherent, Inc. (a)	14	1,553
Corning, Inc.	677	21,942
CTS Corp.	36	793
Daktronics, Inc.	89	352
ePlus, Inc. (a)	8	586
Fabrinet (a)	20	1,261
FARO Technologies, Inc. (a)	8	488
FLIR Systems, Inc.	50	1,792
II-VI, Inc. (a) (b)	57	2,312
Insight Enterprises, Inc. (a)	113	6,394
IPG Photonics Corp. (a)	21	3,569
Itron, Inc. (a)	23	1,397
Jabil, Inc.	502	17,198
Keysight Technologies, Inc. (a)	55	5,433
Knowles Corp. (a)	107	1,594
Littelfuse, Inc.	16	2,837
Methode Electronics, Inc.	45	1,282
MTS Systems Corp.	17	325
National Instruments Corp.	78	2,785
OSI Systems, Inc. (a)	18	1,397
PC Connection, Inc.	39	1,601
Plexus Corp. (a)	27	1,907
Rogers Corp. (a)	8	784
Sanmina Corp. (a)	133	3,598
ScanSource, Inc. (a)	84	1,666
SYNNEX Corp.	147	20,589
TE Connectivity, Ltd.	297	29,029
Trimble, Inc. (a)	151	7,354
TTM Technologies, Inc. (a)	320	3,651
Vishay Intertechnology, Inc.	145	2,258
Zebra Technologies Corp. Class A (a)	19	4,797
		211,604
ENERGY EQUIPMENT & SERVICES — 0.9%
Archrock, Inc.	459	2,469
Baker Hughes Co.	2,323	30,873

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Bristow Group, Inc. (a)	75	$1,594
ChampionX Corp. (a)	641	5,122
Core Laboratories NV	160	2,442
Dril-Quip, Inc. (a)	41	1,015
Exterran Corp. (a)	108	449
Geospace Technologies Corp. (a)	8	49
Halliburton Co.	3,137	37,801
Helix Energy Solutions Group, Inc. (a)	511	1,231
Helmerich & Payne, Inc.	387	5,669
Matrix Service Co. (a)	62	518
Nabors Industries, Ltd. (b)	20	489
National Oilwell Varco, Inc.	1,379	12,494
Newpark Resources, Inc. (a)	99	104
Oceaneering International, Inc. (a)	356	1,253
Oil States International, Inc. (a)	109	298
Patterson-UTI Energy, Inc.	646	1,841
ProPetro Holding Corp. (a)	295	1,198
Schlumberger, Ltd.	4,948	76,991
SEACOR Holdings, Inc. (a)	44	1,279
TechnipFMC PLC	1,503	9,484
US Silica Holdings, Inc.	71	213
		194,876
ENTERTAINMENT — 1.0%
Activision Blizzard, Inc.	225	18,214
Cinemark Holdings, Inc. (b)	380	3,800
Electronic Arts, Inc. (a)	147	19,170
Live Nation Entertainment, Inc. (a)	100	5,388
Marcus Corp.	29	224
Netflix, Inc. (a)	51	25,502
Take-Two Interactive Software, Inc. (a)	33	5,452
Walt Disney Co.	1,018	126,313
World Wrestling Entertainment, Inc. Class A	8	324
		204,387
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.5%
Acadia Realty Trust REIT	62	651
Agree Realty Corp. REIT	17	1,082
Alexander & Baldwin, Inc. REIT (a)	149	1,670
Alexandria Real Estate Equities, Inc. REIT	39	6,240
American Assets Trust, Inc. REIT	27	650
American Campus Communities, Inc. REIT	168	5,867
American Tower Corp. REIT	50	12,087
Apartment Investment and Management Co. Class A REIT	107	3,608
Armada Hoffler Properties, Inc. REIT	59	546
AvalonBay Communities, Inc. REIT	80	11,947
Boston Properties, Inc. REIT	82	6,585
Brixmor Property Group, Inc. REIT	581	6,792
Camden Property Trust REIT	56	4,983
Security Description	Shares	Value
CareTrust REIT, Inc.	55	$979
Chatham Lodging Trust REIT	85	648
CoreCivic, Inc. REIT	387	3,096
CoreSite Realty Corp. REIT	8	951
Corporate Office Properties Trust REIT	98	2,325
Cousins Properties, Inc. REIT	79	2,259
Crown Castle International Corp. REIT	118	19,647
CyrusOne, Inc. REIT	31	2,171
DiamondRock Hospitality Co. REIT	715	3,625
Digital Realty Trust, Inc. REIT	78	11,447
Diversified Healthcare Trust REIT	773	2,721
Douglas Emmett, Inc. REIT	90	2,259
Duke Realty Corp. REIT	186	6,863
Easterly Government Properties, Inc. REIT	58	1,300
EastGroup Properties, Inc. REIT	10	1,293
EPR Properties REIT	152	4,180
Equinix, Inc. REIT	15	11,402
Equity Residential REIT	186	9,547
Essential Properties Realty Trust, Inc. REIT	70	1,282
Essex Property Trust, Inc. REIT	33	6,626
Extra Space Storage, Inc. REIT	46	4,922
Federal Realty Investment Trust REIT	28	2,056
First Industrial Realty Trust, Inc. REIT	67	2,667
Four Corners Property Trust, Inc. REIT	46	1,177
Franklin Street Properties Corp. REIT	184	673
GEO Group, Inc. REIT	435	4,933
Getty Realty Corp. REIT	23	598
Global Net Lease, Inc. REIT	175	2,783
Healthcare Realty Trust, Inc. REIT	86	2,590
Healthpeak Properties, Inc. REIT	453	12,299
Hersha Hospitality Trust REIT	119	659
Highwoods Properties, Inc. REIT	110	3,693
Host Hotels & Resorts, Inc. REIT	1,398	15,084
Independence Realty Trust, Inc. REIT (b)	118	1,368
Industrial Logistics Properties Trust REIT	80	1,750
Investors Real Estate Trust REIT	15	978
Iron Mountain, Inc. REIT (b)	351	9,403
iStar, Inc. REIT (b)	100	1,181
JBG SMITH Properties REIT	41	1,096
Kilroy Realty Corp. REIT	59	3,066
Kimco Realty Corp. REIT	529	5,957
Kite Realty Group Trust REIT	202	2,339
Lamar Advertising Co. Class A REIT	79	5,227
Lexington Realty Trust REIT	234	2,445
Life Storage, Inc. REIT	23	2,421
LTC Properties, Inc. REIT	44	1,534

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Macerich Co. REIT (b)	410	$2,784
Mack-Cali Realty Corp. REIT	99	1,249
Medical Properties Trust, Inc. REIT	274	4,831
Mid-America Apartment Communities, Inc. REIT	66	7,653
National Retail Properties, Inc. REIT	144	4,969
National Storage Affiliates Trust REIT (b)	47	1,537
Office Properties Income Trust REIT	67	1,388
Omega Healthcare Investors, Inc. REIT	268	8,024
Park Hotels & Resorts, Inc. REIT	856	8,551
Pebblebrook Hotel Trust REIT	466	5,839
PotlatchDeltic Corp. REIT	59	2,484
Prologis, Inc. REIT	232	23,344
PS Business Parks, Inc. REIT	19	2,325
Public Storage REIT	85	18,931
Rayonier, Inc. REIT	89	2,353
Realty Income Corp. REIT	193	11,725
Regency Centers Corp. REIT	149	5,665
Retail Opportunity Investments Corp. REIT	148	1,541
RPT Realty REIT	166	903
Sabra Health Care REIT, Inc.	284	3,915
Saul Centers, Inc. REIT	20	532
SBA Communications Corp. REIT	13	4,140
Service Properties Trust REIT	588	4,675
Simon Property Group, Inc. REIT	600	38,808
SL Green Realty Corp. REIT (b)	111	5,147
Spirit Realty Capital, Inc. REIT (b)	139	4,691
Summit Hotel Properties, Inc. REIT	378	1,958
Tanger Factory Outlet Centers, Inc. REIT (b)	333	2,008
Taubman Centers, Inc. REIT	48	1,598
UDR, Inc. REIT	104	3,391
Uniti Group, Inc. REIT	206	2,170
Universal Health Realty Income Trust REIT	8	456
Urban Edge Properties REIT	105	1,021
Urstadt Biddle Properties, Inc. Class A REIT	57	524
Ventas, Inc. REIT	727	30,505
Vornado Realty Trust REIT	310	10,450
Washington Prime Group, Inc. REIT (b)	733	475
Washington Real Estate Investment Trust	55	1,107
Weingarten Realty Investors REIT	235	3,986
Welltower, Inc. REIT	339	18,676
Weyerhaeuser Co. REIT	907	25,868
Whitestone REIT	151	906
Xenia Hotels & Resorts, Inc. REIT	387	3,398
		536,729
Security Description	Shares	Value
FOOD & STAPLES RETAILING — 3.3%
Andersons, Inc.	86	$1,649
BJ's Wholesale Club Holdings, Inc. (a)	179	7,438
Casey's General Stores, Inc.	31	5,507
Chefs' Warehouse, Inc. (a)	111	1,614
Costco Wholesale Corp.	224	79,520
Kroger Co.	2,770	93,931
PriceSmart, Inc.	29	1,927
SpartanNash Co.	164	2,681
Sprouts Farmers Market, Inc. (a)	186	3,893
Sysco Corp.	624	38,825
United Natural Foods, Inc. (a)	192	2,855
Walmart, Inc.	2,701	377,897
Walgreens Boots Alliance, Inc.	2,561	91,991
		709,728
FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	1,085	50,442
B&G Foods, Inc. (b)	125	3,471
Calavo Growers, Inc.	6	398
Cal-Maine Foods, Inc. (a)	49	1,880
Campbell Soup Co.	242	11,706
Conagra Brands, Inc.	309	11,034
Darling Ingredients, Inc. (a)	191	6,882
Flowers Foods, Inc.	162	3,941
Fresh Del Monte Produce, Inc.	108	2,475
General Mills, Inc.	381	23,500
Hain Celestial Group, Inc. (a)	66	2,264
Hershey Co.	76	10,894
Hormel Foods Corp.	233	11,391
Ingredion, Inc.	91	6,887
J&J Snack Foods Corp.	14	1,825
J.M. Smucker Co.	97	11,205
John B Sanfilippo & Son, Inc.	13	980
Kellogg Co.	223	14,404
Kraft Heinz Co.	2,306	69,065
Lamb Weston Holdings, Inc.	37	2,452
Lancaster Colony Corp.	14	2,503
McCormick & Co., Inc.	36	6,988
Mondelez International, Inc. Class A	727	41,766
Pilgrim's Pride Corp. (a)	188	2,813
Post Holdings, Inc. (a)	58	4,988
Sanderson Farms, Inc.	15	1,770
Seneca Foods Corp. Class A (a)	22	786
Tootsie Roll Industries, Inc. (b)	33	1,020
TreeHouse Foods, Inc. (a)	77	3,121
Tyson Foods, Inc. Class A	573	34,082
		346,933
GAS UTILITIES — 0.2%
Atmos Energy Corp.	69	6,596
National Fuel Gas Co.	92	3,734
New Jersey Resources Corp.	61	1,648
Northwest Natural Holding Co.	27	1,226
ONE Gas, Inc.	39	2,691

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
South Jersey Industries, Inc.	87	$1,676
Southwest Gas Holdings, Inc.	59	3,723
Spire, Inc.	48	2,554
UGI Corp.	289	9,531
		33,379
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abbott Laboratories	495	53,871
ABIOMED, Inc. (a)	13	3,602
Align Technology, Inc. (a)	23	7,529
Avanos Medical, Inc. (a)	61	2,026
Baxter International, Inc.	143	11,500
Becton Dickinson and Co.	86	20,010
Boston Scientific Corp. (a)	500	19,105
Cantel Medical Corp.	15	659
CONMED Corp.	15	1,180
Cooper Cos., Inc.	10	3,371
CryoLife, Inc. (a)	8	148
Danaher Corp.	180	38,759
DENTSPLY SIRONA, Inc.	130	5,685
Edwards Lifesciences Corp. (a)	183	14,607
Globus Medical, Inc. Class A (a)	34	1,684
Haemonetics Corp. (a)	20	1,745
Hill-Rom Holdings, Inc.	25	2,088
Hologic, Inc. (a)	100	6,647
ICU Medical, Inc. (a)	7	1,279
IDEXX Laboratories, Inc. (a)	19	7,469
Integer Holdings Corp. (a)	28	1,652
Integra LifeSciences Holdings Corp. (a)	27	1,275
Intuitive Surgical, Inc. (a)	35	24,834
Invacare Corp.	113	850
LivaNova PLC (a)	19	859
Masimo Corp. (a)	14	3,305
Medtronic PLC	674	70,042
Meridian Bioscience, Inc. (a)	55	934
Merit Medical Systems, Inc. (a)	21	913
Natus Medical, Inc. (a)	29	497
Neogen Corp. (a)	15	1,174
NuVasive, Inc. (a)	28	1,360
Penumbra, Inc. (a) (b)	8	1,555
ResMed, Inc.	18	3,086
STERIS PLC	22	3,876
Stryker Corp.	92	19,170
Surmodics, Inc. (a)	5	195
Teleflex, Inc.	10	3,404
Varex Imaging Corp. (a)	26	331
Varian Medical Systems, Inc. (a)	35	6,020
West Pharmaceutical Services, Inc.	9	2,474
Zimmer Biomet Holdings, Inc.	118	16,065
		366,835
HEALTH CARE PROVIDERS & SERVICES — 4.2%
Acadia Healthcare Co., Inc. (a)	182	5,365
Addus HomeCare Corp. (a)	3	284
Security Description	Shares	Value
Amedisys, Inc. (a)	8	$1,891
AmerisourceBergen Corp.	522	50,592
AMN Healthcare Services, Inc. (a)	21	1,228
Anthem, Inc.	306	82,189
Cardinal Health, Inc.	1,041	48,875
Centene Corp. (a)	488	28,465
Chemed Corp.	4	1,921
Cigna Corp.	325	55,058
Community Health Systems, Inc. (a)	476	2,009
CorVel Corp. (a)	8	683
Covetrus, Inc. (a)	350	8,540
Cross Country Healthcare, Inc. (a)	154	999
CVS Health Corp.	2,553	149,095
DaVita, Inc. (a)	108	9,250
Encompass Health Corp.	49	3,184
Ensign Group, Inc.	23	1,312
HCA Healthcare, Inc.	363	45,259
HealthEquity, Inc. (a)	21	1,079
Henry Schein, Inc. (a)	164	9,640
Humana, Inc.	84	34,767
Laboratory Corp. of America Holdings (a)	87	16,380
LHC Group, Inc. (a)	16	3,401
Magellan Health, Inc. (a)	83	6,290
McKesson Corp.	580	86,379
MEDNAX, Inc. (a)	295	4,803
Molina Healthcare, Inc. (a)	57	10,433
Owens & Minor, Inc.	213	5,348
Patterson Cos., Inc.	339	8,172
Providence Service Corp. (a)	19	1,765
Quest Diagnostics, Inc.	112	12,823
RadNet, Inc. (a)	100	1,535
Select Medical Holdings Corp. (a)	210	4,372
Tenet Healthcare Corp. (a)	362	8,873
The Pennant Group, Inc. (a)	13	501
Tivity Health, Inc. (a)	189	2,650
UnitedHealth Group, Inc.	537	167,421
Universal Health Services, Inc. Class B	95	10,167
		892,998
HEALTH CARE TECHNOLOGY — 0.0% (e)
Allscripts Healthcare Solutions, Inc. (a)	169	1,376
Cerner Corp.	90	6,506
Computer Programs & Systems, Inc.	8	221
HMS Holdings Corp. (a)	46	1,102
NextGen Healthcare, Inc. (a)	36	458
Omnicell, Inc. (a)	15	1,120
		10,783
HOTELS, RESTAURANTS & LEISURE — 2.2%
BJ's Restaurants, Inc.	80	2,355
Bloomin' Brands, Inc.	311	4,749
Boyd Gaming Corp.	287	8,808

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Brinker International, Inc.	177	$7,561
Caesars Entertainment, Inc. (a)	389	21,807
Carnival Corp. (b)	1,835	27,855
Cheesecake Factory, Inc. (b)	147	4,078
Chipotle Mexican Grill, Inc. (a)	8	9,950
Choice Hotels International, Inc.	20	1,719
Churchill Downs, Inc.	10	1,638
Cracker Barrel Old Country Store, Inc.	33	3,784
Darden Restaurants, Inc.	165	16,622
Dave & Buster's Entertainment, Inc. (b)	170	2,577
Dine Brands Global, Inc. (b)	60	3,275
Domino's Pizza, Inc.	6	2,552
Dunkin' Brands Group, Inc.	29	2,375
El Pollo Loco Holdings, Inc. (a)	70	1,134
Fiesta Restaurant Group, Inc. (a)	108	1,012
Hilton Worldwide Holdings, Inc.	81	6,911
Jack in the Box, Inc.	31	2,459
Las Vegas Sands Corp.	1,168	54,499
Marriott International, Inc. Class A	171	15,831
Marriott Vacations Worldwide Corp.	58	5,267
McDonald's Corp.	217	47,629
MGM Resorts International	1,452	31,581
Monarch Casino & Resort, Inc. (a)	15	669
Norwegian Cruise Line Holdings, Ltd. (a)	979	16,751
Papa John's International, Inc.	23	1,892
Penn National Gaming, Inc. (a)	515	37,441
Red Robin Gourmet Burgers, Inc. (a)	45	592
Royal Caribbean Cruises, Ltd. (b)	633	40,974
Ruth's Hospitality Group, Inc.	156	1,725
Scientific Games Corp. Class A (a)	191	6,668
Shake Shack, Inc. Class A (a)	19	1,225
Six Flags Entertainment Corp.	279	5,664
Starbucks Corp.	417	35,829
Texas Roadhouse, Inc.	55	3,344
Wendy's Co.	131	2,921
Wyndham Destinations, Inc.	322	9,905
Wyndham Hotels & Resorts, Inc.	36	1,818
Wynn Resorts, Ltd.	132	9,479
Yum! Brands, Inc.	106	9,678
		474,603
HOUSEHOLD DURABLES — 1.4%
Cavco Industries, Inc. (a)	8	1,442
Century Communities, Inc. (a)	102	4,318
D.R. Horton, Inc.	411	31,084
Ethan Allen Interiors, Inc.	45	609
Garmin, Ltd.	90	8,537
Helen of Troy, Ltd. (a)	12	2,322
Installed Building Products, Inc. (a)	26	2,646
iRobot Corp. (a) (b)	15	1,139
KB Home	165	6,334
La-Z-Boy, Inc.	63	1,993
Leggett & Platt, Inc.	162	6,670
Security Description	Shares	Value
Lennar Corp. Class A	337	$27,526
LGI Homes, Inc. (a)	20	2,323
M/I Homes, Inc. (a)	102	4,697
MDC Holdings, Inc.	162	7,630
Meritage Homes Corp. (a)	139	15,344
Mohawk Industries, Inc. (a)	212	20,689
Newell Brands, Inc.	1,335	22,909
NVR, Inc. (a)	2	8,166
PulteGroup, Inc.	532	24,626
Taylor Morrison Home Corp. (a)	474	11,656
Tempur Sealy International, Inc. (a)	41	3,657
Toll Brothers, Inc.	405	19,707
TopBuild Corp. (a)	28	4,779
TRI Pointe Group, Inc. (a)	498	9,034
Tupperware Brands Corp.	168	3,387
Universal Electronics, Inc. (a)	19	717
Whirlpool Corp.	221	40,640
		294,581
HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. Class A (a)	45	1,626
Church & Dwight Co., Inc.	69	6,466
Clorox Co.	38	7,986
Colgate-Palmolive Co.	251	19,365
Energizer Holdings, Inc.	29	1,135
Kimberly-Clark Corp.	172	25,398
Procter & Gamble Co.	726	100,907
WD-40 Co.	4	757
		163,640
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	799	14,470
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	307	49,175
Carlisle Cos., Inc.	29	3,549
General Electric Co.	10,658	66,399
Honeywell International, Inc.	358	58,931
Roper Technologies, Inc.	29	11,458
		189,512
INSURANCE — 4.2%
Aflac, Inc.	1,284	46,673
Alleghany Corp.	17	8,848
Allstate Corp.	432	40,668
Ambac Financial Group, Inc. (a)	159	2,030
American Equity Investment Life Holding Co.	296	6,509
American Financial Group, Inc.	146	9,779
American International Group, Inc.	3,068	84,462
AMERISAFE, Inc.	19	1,090
Aon PLC Class A	65	13,409
Arthur J Gallagher & Co.	94	9,925
Assurant, Inc.	71	8,613
Brighthouse Financial, Inc. (a)	336	9,042
Brown & Brown, Inc.	83	3,757

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Chubb, Ltd.	551	$63,982
Cincinnati Financial Corp.	186	14,502
CNO Financial Group, Inc.	540	8,662
eHealth, Inc. (a)	8	632
Employers Holdings, Inc.	36	1,089
Everest Re Group, Ltd.	57	11,260
First American Financial Corp.	148	7,535
Genworth Financial, Inc. Class A (a)	1,633	5,471
Globe Life, Inc.	120	9,588
Hanover Insurance Group, Inc.	50	4,659
Hartford Financial Services Group, Inc.	704	25,949
HCI Group, Inc.	13	641
Horace Mann Educators Corp.	67	2,238
James River Group Holdings, Ltd.	61	2,716
Kemper Corp.	41	2,740
Lincoln National Corp.	642	20,114
Loews Corp.	845	29,364
Marsh & McLennan Cos., Inc.	193	22,137
Mercury General Corp.	89	3,682
MetLife, Inc.	2,768	102,887
Old Republic International Corp.	558	8,225
Primerica, Inc.	29	3,281
Principal Financial Group, Inc.	899	36,203
ProAssurance Corp.	85	1,329
Progressive Corp.	489	46,294
Prudential Financial, Inc.	1,421	90,262
Reinsurance Group of America, Inc.	241	22,941
RenaissanceRe Holdings, Ltd.	58	9,845
RLI Corp.	13	1,088
Safety Insurance Group, Inc.	16	1,105
Selective Insurance Group, Inc.	57	2,935
Stewart Information Services Corp.	85	3,717
Third Point Reinsurance, Ltd. (a)	287	1,995
Travelers Cos., Inc.	347	37,542
United Fire Group, Inc.	44	894
Universal Insurance Holdings, Inc.	41	567
Unum Group	734	12,353
Willis Towers Watson PLC	63	13,156
WR Berkley Corp.	181	11,068
		889,453
INTERACTIVE MEDIA & SERVICES — 2.7%
Alphabet, Inc. Class A (a)	114	167,078
Alphabet, Inc. Class C (a)	112	164,595
Facebook, Inc. Class A (a)	843	220,782
QuinStreet, Inc. (a)	65	1,030
TripAdvisor, Inc.	123	2,409
Twitter, Inc. (a)	392	17,444
Yelp, Inc. (a)	97	1,949
		575,287
INTERNET & DIRECT MARKETING RETAIL — 2.2%
Amazon.com, Inc. (a)	119	374,699
Booking Holdings, Inc. (a)	23	39,346
Security Description	Shares	Value
eBay, Inc.	418	$21,778
Etsy, Inc. (a)	36	4,379
Expedia Group, Inc.	192	17,604
GrubHub, Inc. (a)	32	2,314
Liquidity Services, Inc. (a)	19	142
PetMed Express, Inc. (b)	37	1,170
Shutterstock, Inc.	29	1,509
Stamps.com, Inc. (a)	9	2,168
		465,109
IT SERVICES — 2.6%
Accenture PLC Class A	243	54,916
Akamai Technologies, Inc. (a)	57	6,301
Alliance Data Systems Corp.	180	7,556
Automatic Data Processing, Inc.	126	17,576
Broadridge Financial Solutions, Inc.	36	4,752
CACI International, Inc. Class A (a)	21	4,476
Cardtronics PLC Class A (a)	55	1,089
Cognizant Technology Solutions Corp. Class A	348	24,158
CSG Systems International, Inc.	22	901
DXC Technology Co.	916	16,351
EVERTEC, Inc.	27	937
ExlService Holdings, Inc. (a)	20	1,319
Fidelity National Information Services, Inc.	129	18,990
Fiserv, Inc. (a)	167	17,209
FleetCor Technologies, Inc. (a)	30	7,143
Gartner, Inc. (a)	25	3,124
Global Payments, Inc.	35	6,215
International Business Machines Corp.	1,088	132,377
Jack Henry & Associates, Inc.	13	2,114
KBR, Inc.	174	3,891
Leidos Holdings, Inc.	77	6,865
LiveRamp Holdings, Inc. (a)	43	2,226
ManTech International Corp. Class A	23	1,584
Mastercard, Inc. Class A	104	35,170
MAXIMUS, Inc.	38	2,600
NIC, Inc.	29	571
Paychex, Inc.	162	12,923
PayPal Holdings, Inc. (a)	329	64,823
Perficient, Inc. (a)	27	1,154
Perspecta, Inc.	269	5,232
Sabre Corp. (b)	1,183	7,701
Science Applications International Corp.	54	4,235
Sykes Enterprises, Inc. (a)	65	2,224
TTEC Holdings, Inc.	48	2,618
Unisys Corp. (a)	180	1,921
VeriSign, Inc. (a)	26	5,326
Virtusa Corp. (a)	15	737
Visa, Inc. Class A	279	55,792
Western Union Co.	336	7,200
WEX, Inc. (a)	25	3,474
		555,771

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	92	$5,420
Callaway Golf Co.	115	2,201
Hasbro, Inc.	68	5,625
Mattel, Inc. (a)	272	3,182
Polaris, Inc.	111	10,472
Sturm Ruger & Co., Inc.	8	489
Vista Outdoor, Inc. (a)	189	3,814
		31,203
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	88	8,883
Bio-Rad Laboratories, Inc. Class A (a)	18	9,278
Bio-Techne Corp.	6	1,486
Charles River Laboratories International, Inc. (a)	26	5,888
Illumina, Inc. (a)	43	13,290
IQVIA Holdings, Inc. (a)	92	14,502
Luminex Corp.	35	919
Medpace Holdings, Inc. (a)	12	1,341
Mettler-Toledo International, Inc. (a)	7	6,760
PerkinElmer, Inc.	27	3,389
PRA Health Sciences, Inc. (a)	25	2,536
Repligen Corp. (a)	9	1,328
Syneos Health, Inc. (a)	85	4,519
Thermo Fisher Scientific, Inc.	85	37,529
Waters Corp. (a)	18	3,522
		115,170
MACHINERY — 2.1%
AGCO Corp.	128	9,507
Alamo Group, Inc.	8	864
Albany International Corp. Class A	15	743
Astec Industries, Inc.	16	868
Barnes Group, Inc.	29	1,036
Caterpillar, Inc.	452	67,416
Chart Industries, Inc. (a)	47	3,303
CIRCOR International, Inc. (a)	72	1,969
Colfax Corp. (a)	190	5,958
Crane Co.	49	2,456
Cummins, Inc.	179	37,798
Deere & Co.	166	36,791
Donaldson Co., Inc.	63	2,925
Dover Corp.	77	8,342
Enerpac Tool Group Corp.	42	790
EnPro Industries, Inc.	49	2,764
ESCO Technologies, Inc.	15	1,208
Federal Signal Corp.	41	1,199
Flowserve Corp.	161	4,394
Fortive Corp.	187	14,251
Franklin Electric Co., Inc.	29	1,706
Graco, Inc.	46	2,822
Greenbrier Cos., Inc.	101	2,969
Hillenbrand, Inc.	91	2,581
IDEX Corp.	24	4,378
Illinois Tool Works, Inc.	147	28,402
Security Description	Shares	Value
Ingersoll Rand, Inc. (a)	102	$3,631
ITT, Inc.	61	3,602
John Bean Technologies Corp.	8	735
Kennametal, Inc.	115	3,328
Lincoln Electric Holdings, Inc.	37	3,406
Lindsay Corp.	6	580
Lydall, Inc. (a)	41	678
Meritor, Inc. (a)	266	5,570
Mueller Industries, Inc.	81	2,192
Nordson Corp.	20	3,836
Oshkosh Corp.	83	6,101
Otis Worldwide Corp.	339	21,160
PACCAR, Inc.	421	35,903
Parker-Hannifin Corp.	107	21,650
Pentair PLC	143	6,545
Proto Labs, Inc. (a)	8	1,036
Snap-on, Inc.	66	9,711
SPX Corp. (a)	41	1,902
SPX FLOW, Inc. (a)	69	2,955
Standex International Corp.	6	355
Stanley Black & Decker, Inc.	137	22,221
Tennant Co.	8	483
Terex Corp.	234	4,530
Timken Co.	131	7,103
Titan International, Inc.	306	884
Toro Co.	40	3,358
Trinity Industries, Inc. (b)	358	6,981
Wabash National Corp.	215	2,571
Watts Water Technologies, Inc. Class A	19	1,903
Westinghouse Air Brake Technologies Corp.	113	6,992
Woodward, Inc.	41	3,287
Xylem, Inc.	71	5,973
		448,602
MARINE — 0.0% (e)
Kirby Corp. (a)	68	2,460
Matson, Inc.	71	2,846
		5,306
MEDIA — 2.2%
AMC Networks, Inc. Class A (a)	159	3,929
Cable One, Inc.	1	1,885
Charter Communications, Inc. Class A (a)	125	78,042
Comcast Corp. Class A	4,044	187,075
Discovery, Inc. Class A (a) (b)	309	6,727
Discovery, Inc. Class C (a)	593	11,623
DISH Network Corp. Class A (a)	874	25,372
EW Scripps Co. Class A	220	2,517
Fox Corp. Class A	1,220	33,953
Fox Corp. Class B (a)	581	16,251
Gannett Co., Inc. (b)	481	625
Interpublic Group of Cos., Inc.	551	9,185
John Wiley & Sons, Inc. Class A	83	2,632
Meredith Corp.	144	1,889

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
New York Times Co. Class A	56	$2,396
News Corp. Class A	760	10,655
News Corp. Class B	226	3,159
Omnicom Group, Inc.	247	12,227
Scholastic Corp.	47	987
TEGNA, Inc.	362	4,254
ViacomCBS, Inc. Class B (b)	2,005	56,160
		471,543
METALS & MINING — 0.7%
Allegheny Technologies, Inc. (a)	452	3,942
Arconic Corp. (a)	100	1,905
Carpenter Technology Corp.	170	3,087
Century Aluminum Co. (a)	138	983
Cleveland-Cliffs, Inc. (b)	773	4,963
Commercial Metals Co.	231	4,615
Compass Minerals International, Inc.	37	2,196
Freeport-McMoRan, Inc.	2,827	44,214
Haynes International, Inc.	18	308
Kaiser Aluminum Corp.	16	857
Materion Corp.	19	989
Newmont Corp.	312	19,796
Nucor Corp.	590	26,467
Olympic Steel, Inc.	37	420
Reliance Steel & Aluminum Co.	88	8,980
Royal Gold, Inc.	24	2,884
Steel Dynamics, Inc.	382	10,937
SunCoke Energy, Inc.	362	1,238
TimkenSteel Corp. (a)	91	323
United States Steel Corp. (b)	789	5,791
Warrior Met Coal, Inc.	184	3,143
Worthington Industries, Inc.	132	5,383
		153,421
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
Apollo Commercial Real Estate Finance, Inc. REIT	478	4,307
ARMOUR Residential REIT, Inc.	195	1,854
Capstead Mortgage Corp. REIT	295	1,658
Granite Point Mortgage Trust, Inc. REIT	254	1,801
Invesco Mortgage Capital, Inc. REIT (b)	611	1,656
KKR Real Estate Finance Trust, Inc. REIT (b)	83	1,372
New York Mortgage Trust, Inc. REIT	1,352	3,447
PennyMac Mortgage Investment Trust REIT	181	2,909
Ready Capital Corp. REIT	136	1,523
Redwood Trust, Inc. REIT	404	3,038
		23,565
MULTI-UTILITIES — 1.0%
Ameren Corp.	154	12,178
Avista Corp.	60	2,047
Security Description	Shares	Value
Black Hills Corp.	55	$2,942
CenterPoint Energy, Inc.	1,064	20,588
CMS Energy Corp.	162	9,949
Consolidated Edison, Inc.	278	21,628
Dominion Energy, Inc.	437	34,492
DTE Energy Co.	172	19,787
MDU Resources Group, Inc.	216	4,860
NiSource, Inc.	268	5,896
NorthWestern Corp.	38	1,848
Public Service Enterprise Group, Inc.	617	33,880
Sempra Energy	185	21,897
WEC Energy Group, Inc.	180	17,442
		209,434
MULTILINE RETAIL — 0.8%
Big Lots, Inc.	123	5,486
Dollar General Corp.	89	18,656
Dollar Tree, Inc. (a)	201	18,359
Kohl's Corp.	561	10,395
Macy's, Inc. (b)	1,061	6,048
Nordstrom, Inc. (b)	376	4,482
Ollie's Bargain Outlet Holdings, Inc. (a)	29	2,533
Target Corp.	609	95,869
		161,828
OIL, GAS & CONSUMABLE FUELS — 6.4%
Antero Midstream Corp.	1,063	5,708
Apache Corp.	1,343	12,718
Bonanza Creek Energy, Inc. (a)	64	1,203
Cabot Oil & Gas Corp.	256	4,444
Callon Petroleum Co. (a) (b)	97	468
Chevron Corp.	2,579	185,688
Cimarex Energy Co.	362	8,808
CNX Resources Corp. (a)	803	7,580
Concho Resources, Inc.	181	7,986
ConocoPhillips	2,095	68,800
CONSOL Energy, Inc. (a)	91	403
Devon Energy Corp.	1,383	13,083
Diamondback Energy, Inc.	578	17,409
Dorian LPG, Ltd. (a)	173	1,386
EOG Resources, Inc.	1,133	40,720
EQT Corp.	879	11,366
Equitrans Midstream Corp.	1,456	12,318
Exxon Mobil Corp.	15,129	519,379
Green Plains, Inc. (a)	127	1,966
Gulfport Energy Corp. (a) (b)	517	273
Hess Corp.	316	12,934
HollyFrontier Corp.	542	10,683
Kinder Morgan, Inc.	2,720	33,538
Laredo Petroleum, Inc. (a)	25	245
Marathon Oil Corp.	2,860	11,697
Marathon Petroleum Corp.	2,321	68,098
Matador Resources Co. (a)	443	3,659
Murphy Oil Corp. (b)	536	4,781
Noble Energy, Inc.	1,711	14,629

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Oasis Petroleum, Inc. (a) (b)	931	$261
Occidental Petroleum Corp.	2,970	29,730
ONEOK, Inc.	859	22,317
Par Pacific Holdings, Inc. (a)	143	968
PBF Energy, Inc. Class A	393	2,236
PDC Energy, Inc. (a)	349	4,326
Penn Virginia Corp. (a)	46	453
Phillips 66	1,565	81,130
Pioneer Natural Resources Co.	204	17,542
QEP Resources, Inc.	860	776
Range Resources Corp.	886	5,865
Renewable Energy Group, Inc. (a)	129	6,891
REX American Resources Corp. (a)	8	525
SM Energy Co.	338	537
Southwestern Energy Co. (a)	1,917	4,505
Valero Energy Corp.	1,472	63,767
Williams Cos., Inc.	1,671	32,835
World Fuel Services Corp.	223	4,725
WPX Energy, Inc. (a)	1,486	7,281
		1,368,640
PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co.	146	5,828
Clearwater Paper Corp. (a)	50	1,897
Domtar Corp.	207	5,438
Glatfelter Corp. (a)	119	1,639
Louisiana-Pacific Corp.	130	3,836
Mercer International, Inc.	148	977
Neenah, Inc.	16	599
Schweitzer-Mauduit International, Inc.	45	1,368
		21,582
PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A	982	2,651
Edgewell Personal Care Co. (a)	65	1,812
Estee Lauder Cos., Inc. Class A	79	17,242
Inter Parfums, Inc.	17	635
Medifast, Inc.	4	658
Nu Skin Enterprises, Inc. Class A	107	5,360
USANA Health Sciences, Inc. (a)	17	1,252
		29,610
PHARMACEUTICALS — 2.2%
AMAG Pharmaceuticals, Inc. (a)	120	1,128
Bristol-Myers Squibb Co.	664	40,033
Catalent, Inc. (a)	56	4,797
Corcept Therapeutics, Inc. (a)	83	1,445
Eli Lilly & Co.	231	34,193
Endo International PLC (a)	653	2,155
Innoviva, Inc. (a)	92	961
Johnson & Johnson	925	137,714
Lannett Co., Inc. (a) (b)	113	690
Merck & Co., Inc.	898	74,489
Mylan NV (a)	1,005	14,904
Nektar Therapeutics (a)	71	1,178
Perrigo Co. PLC	112	5,142
Security Description	Shares	Value
Pfizer, Inc.	3,526	$129,404
Prestige Consumer Healthcare, Inc. (a)	62	2,258
Supernus Pharmaceuticals, Inc. (a)	44	917
Zoetis, Inc.	57	9,426
		460,834
PROFESSIONAL SERVICES — 0.3%
ASGN, Inc. (a)	73	4,640
CoreLogic, Inc.	63	4,263
Equifax, Inc.	35	5,492
Exponent, Inc.	15	1,081
Forrester Research, Inc. (a)	8	262
FTI Consulting, Inc. (a)	19	2,013
Heidrick & Struggles International, Inc.	22	432
IHS Markit, Ltd.	118	9,264
Insperity, Inc.	60	3,929
Kelly Services, Inc. Class A	102	1,738
Korn Ferry	75	2,175
ManpowerGroup, Inc.	208	15,253
Nielsen Holdings PLC	693	9,827
Resources Connection, Inc.	39	451
Robert Half International, Inc.	144	7,623
TrueBlue, Inc. (a)	139	2,153
Verisk Analytics, Inc.	19	3,521
		74,117
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	410	19,258
Jones Lang LaSalle, Inc.	76	7,270
Marcus & Millichap, Inc. (a)	39	1,073
RE/MAX Holdings, Inc. Class A	38	1,244
Realogy Holdings Corp. (b)	392	3,700
		32,545
ROAD & RAIL — 0.9%
ArcBest Corp.	81	2,516
Avis Budget Group, Inc. (a)	177	4,659
CSX Corp.	414	32,155
Heartland Express, Inc.	63	1,172
JB Hunt Transport Services, Inc.	68	8,594
Kansas City Southern	36	6,510
Knight-Swift Transportation Holdings, Inc.	170	6,919
Landstar System, Inc.	16	2,008
Marten Transport, Ltd.	97	1,583
Norfolk Southern Corp.	160	34,238
Old Dominion Freight Line, Inc.	27	4,885
Ryder System, Inc.	202	8,532
Saia, Inc. (a)	20	2,523
Union Pacific Corp.	384	75,598
Werner Enterprises, Inc.	90	3,779
		195,671

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Advanced Energy Industries, Inc. (a)	26	$1,636
Advanced Micro Devices, Inc. (a)	138	11,315
Analog Devices, Inc.	130	15,176
Applied Materials, Inc.	464	27,585
Broadcom, Inc.	229	83,429
Brooks Automation, Inc.	27	1,249
CEVA, Inc. (a)	18	709
Cirrus Logic, Inc. (a)	34	2,293
CMC Materials, Inc.	8	1,142
Cohu, Inc.	37	636
Cree, Inc. (a)	44	2,805
Diodes, Inc. (a)	45	2,540
DSP Group, Inc. (a)	49	646
First Solar, Inc. (a)	112	7,414
FormFactor, Inc. (a)	66	1,645
Ichor Holdings, Ltd. (a)	46	992
Intel Corp.	2,680	138,770
KLA Corp.	45	8,718
Kulicke & Soffa Industries, Inc.	23	515
Lam Research Corp.	49	16,256
Maxim Integrated Products, Inc.	138	9,330
MaxLinear, Inc. (a)	43	999
Microchip Technology, Inc.	125	12,845
Micron Technology, Inc. (a)	1,526	71,661
MKS Instruments, Inc.	28	3,058
Monolithic Power Systems, Inc.	6	1,678
NVIDIA Corp.	73	39,509
Onto Innovation, Inc. (a)	11	328
Photronics, Inc. (a)	112	1,116
Power Integrations, Inc.	16	886
Qorvo, Inc. (a)	65	8,386
QUALCOMM, Inc.	635	74,727
Rambus, Inc. (a)	92	1,259
Semtech Corp. (a)	25	1,324
Silicon Laboratories, Inc. (a)	12	1,174
Skyworks Solutions, Inc.	85	12,368
SMART Global Holdings, Inc. (a)	59	1,613
SolarEdge Technologies, Inc. (a)	16	3,814
Synaptics, Inc. (a)	18	1,448
Teradyne, Inc.	49	3,894
Texas Instruments, Inc.	321	45,836
Ultra Clean Holdings, Inc. (a)	49	1,052
Universal Display Corp.	6	1,084
Veeco Instruments, Inc. (a)	106	1,237
Xilinx, Inc.	76	7,922
		634,019
SOFTWARE — 2.6%
ACI Worldwide, Inc. (a)	65	1,698
Adobe, Inc. (a)	103	50,514
Agilysys, Inc. (a)	23	556
ANSYS, Inc. (a)	25	8,181
Autodesk, Inc. (a)	26	6,006
Blackbaud, Inc.	16	893
Security Description	Shares	Value
Bottomline Technologies DE, Inc. (a)	15	$632
Cadence Design Systems, Inc. (a)	80	8,530
CDK Global, Inc.	74	3,226
Ceridian HCM Holding, Inc. (a)	29	2,397
Citrix Systems, Inc.	24	3,305
CommVault Systems, Inc. (a)	19	775
Ebix, Inc. (b)	80	1,648
Fair Isaac Corp. (a)	5	2,127
Fortinet, Inc. (a)	45	5,302
Intuit, Inc.	30	9,786
J2 Global, Inc. (a)	35	2,423
LivePerson, Inc. (a) (b)	16	832
Manhattan Associates, Inc. (a)	25	2,387
Microsoft Corp.	1,237	260,178
MicroStrategy, Inc. Class A (a)	7	1,054
NortonLifeLock, Inc.	698	14,546
OneSpan, Inc. (a)	11	231
Oracle Corp.	1,616	96,475
Paycom Software, Inc. (a)	6	1,868
Progress Software Corp.	15	550
PTC, Inc. (a)	29	2,399
Qualys, Inc. (a)	17	1,666
salesforce.com, Inc. (a)	193	48,505
ServiceNow, Inc. (a)	22	10,670
Synopsys, Inc. (a)	44	9,415
Teradata Corp. (a)	50	1,135
Tyler Technologies, Inc. (a)	8	2,789
Xperi Holding Corp.	159	1,827
		564,526
SPECIALTY RETAIL — 2.6%
Aaron's, Inc.	143	8,101
Abercrombie & Fitch Co. Class A	221	3,079
Advance Auto Parts, Inc.	62	9,517
American Eagle Outfitters, Inc.	567	8,397
Asbury Automotive Group, Inc. (a)	67	6,529
AutoNation, Inc. (a)	196	10,374
AutoZone, Inc. (a)	12	14,132
Barnes & Noble Education, Inc. (a)	113	292
Bed Bath & Beyond, Inc. (b)	460	6,891
Best Buy Co., Inc.	443	49,301
Boot Barn Holdings, Inc. (a)	32	901
Buckle, Inc. (b)	113	2,304
Caleres, Inc.	70	669
CarMax, Inc. (a)	202	18,566
Cato Corp. Class A	55	430
Chico's FAS, Inc.	235	229
Children's Place, Inc. (b)	49	1,389
Conn's, Inc. (a)	84	889
Designer Brands, Inc. Class A	113	614
Dick's Sporting Goods, Inc.	243	14,065
Five Below, Inc. (a)	16	2,032
Foot Locker, Inc.	381	12,584
GameStop Corp. Class A (a) (b)	169	1,724
Gap, Inc.	776	13,215
Genesco, Inc. (a)	65	1,400

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Group 1 Automotive, Inc.	62	$5,480
Guess?, Inc.	186	2,161
Haverty Furniture Cos., Inc.	62	1,298
Hibbett Sports, Inc. (a)	79	3,098
Home Depot, Inc.	377	104,697
L Brands, Inc.	851	27,070
Lithia Motors, Inc. Class A	78	17,779
Lowe's Cos., Inc.	405	67,173
Lumber Liquidators Holdings, Inc. (a)	128	2,822
MarineMax, Inc. (a)	92	2,362
Michaels Cos., Inc. (a) (b)	242	2,337
Monro, Inc.	19	771
Murphy USA, Inc. (a)	58	7,440
ODP Corp.	181	3,520
O'Reilly Automotive, Inc. (a)	39	17,982
Rent-A-Center, Inc.	174	5,201
RH (a) (b)	21	8,035
Ross Stores, Inc.	133	12,412
Sally Beauty Holdings, Inc. (a) (b)	416	3,615
Shoe Carnival, Inc.	35	1,175
Signet Jewelers, Ltd. (b)	170	3,179
Sleep Number Corp. (a)	54	2,641
Sonic Automotive, Inc. Class A (b)	86	3,454
Tiffany & Co.	42	4,866
TJX Cos., Inc.	610	33,947
Tractor Supply Co.	60	8,600
Ulta Beauty, Inc. (a)	30	6,719
Urban Outfitters, Inc. (a)	252	5,244
Williams-Sonoma, Inc.	107	9,677
Zumiez, Inc. (a)	72	2,003
		564,382
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
Apple, Inc.	5,068	586,925
Diebold Nixdorf, Inc. (a) (b)	300	2,292
Hewlett Packard Enterprise Co.	4,658	43,646
HP, Inc.	1,879	35,682
NCR Corp. (a) (b)	272	6,022
NetApp, Inc.	191	8,373
Seagate Technology PLC	280	13,796
Western Digital Corp.	362	13,231
Xerox Holdings Corp.	627	11,769
		721,736
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Capri Holdings, Ltd. (a)	542	9,756
Carter's, Inc.	60	5,195
Columbia Sportswear Co.	40	3,479
Crocs, Inc. (a)	38	1,624
Deckers Outdoor Corp. (a)	18	3,960
Fossil Group, Inc. (a)	149	855
G-III Apparel Group, Ltd. (a)	155	2,032
Hanesbrands, Inc. (b)	1,294	20,381
Kontoor Brands, Inc. (a) (b)	167	4,041
Security Description	Shares	Value
Movado Group, Inc.	22	$219
NIKE, Inc. Class B	361	45,320
Oxford Industries, Inc.	17	686
PVH Corp.	250	14,910
Ralph Lauren Corp.	180	12,235
Skechers U.S.A., Inc. Class A (a)	146	4,412
Steven Madden, Ltd.	64	1,248
Tapestry, Inc.	986	15,411
Under Armour, Inc. Class A (a)	180	2,021
Under Armour, Inc. Class C (a)	210	2,066
Unifi, Inc. (a)	22	283
Vera Bradley, Inc. (a)	124	758
VF Corp.	207	14,542
Wolverine World Wide, Inc.	130	3,359
		168,793
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	46	1,072
Flagstar Bancorp, Inc.	147	4,356
HomeStreet, Inc.	62	1,597
Meta Financial Group, Inc.	61	1,172
New York Community Bancorp, Inc.	906	7,493
NMI Holdings, Inc. Class A (a)	117	2,082
Northfield Bancorp, Inc.	65	593
Northwest Bancshares, Inc.	118	1,086
Provident Financial Services, Inc.	113	1,379
TrustCo Bank Corp. NY	204	1,065
Walker & Dunlop, Inc.	39	2,067
Washington Federal, Inc.	121	2,524
		26,486
TOBACCO — 0.7%
Altria Group, Inc.	1,645	63,563
Philip Morris International, Inc.	983	73,715
Universal Corp.	42	1,759
Vector Group, Ltd.	226	2,190
		141,227
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	49	2,700
DXP Enterprises, Inc. (a)	37	597
Fastenal Co.	181	8,161
Foundation Building Materials, Inc. (a)	89	1,399
GATX Corp.	45	2,869
GMS, Inc. (a)	150	3,615
MSC Industrial Direct Co., Inc. Class A	63	3,987
NOW, Inc. (a)	389	1,766
United Rentals, Inc. (a)	139	24,255
Veritiv Corp. (a)	19	240
W.W. Grainger, Inc.	36	12,844
Watsco, Inc.	21	4,891
		67,324

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
WATER UTILITIES — 0.1%
American States Water Co.	15	$1,124
American Water Works Co., Inc.	55	7,968
California Water Service Group	19	826
Essential Utilities, Inc.	61	2,455
		12,373
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Spok Holdings, Inc.	59	561
Telephone & Data Systems, Inc.	362	6,675
T-Mobile US, Inc. (a)	1,139	130,256
		137,492
TOTAL COMMON STOCKS (Cost $22,854,522)		21,324,043
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f) (g)	18,795	18,799
State Street Navigator Securities Lending Portfolio II (c) (h)	128,460	128,460
TOTAL SHORT-TERM INVESTMENTS (Cost $147,253)		147,259
TOTAL INVESTMENTS — 100.6% (Cost $23,001,775)		21,471,302
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(118,558)
NET ASSETS — 100.0%		$21,352,744

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2020.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,324,043	$—	$0(a)	$21,324,043
Short-Term Investments	147,259	—	—	147,259
TOTAL INVESTMENTS	$21,471,302	$—	$0	$21,471,302
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2020.
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Corp.	501	$31,839	$—	$1,177	$(692)	$(1,373)	482	$28,597	$251
State Street Institutional Liquid Reserves Fund, Premier Class	8,792	8,796	245,341	235,319	(18)	(1)	18,795	18,799	11
State Street Navigator Securities Lending Portfolio II	152,346	152,346	308,032	331,918	—	—	128,460	128,460	550
Total		$192,981	$553,373	$568,414	$(710)	$(1,374)		$175,856	$812
See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.7%
Axon Enterprise, Inc. (a)	95,165	$8,631,465
Curtiss-Wright Corp.	45,741	4,265,806
Hexcel Corp.	125,808	4,220,858
Mercury Systems, Inc. (a)	83,923	6,500,676
		23,618,805
AUTO COMPONENTS — 1.2%
Fox Factory Holding Corp. (a)	62,388	4,637,300
Gentex Corp.	368,733	9,494,875
Visteon Corp. (a)	29,733	2,058,118
		16,190,293
BANKS — 1.0%
Bank of Hawaii Corp.	35,001	1,768,251
CIT Group, Inc.	69,731	1,234,936
Commerce Bancshares, Inc.	83,204	4,683,553
First Financial Bankshares, Inc.	136,959	3,822,526
Glacier Bancorp, Inc.	84,783	2,717,295
		14,226,561
BEVERAGES — 0.9%
Boston Beer Co., Inc. Class A (a)	13,717	12,117,049
BIOTECHNOLOGY — 1.7%
Arrowhead Pharmaceuticals, Inc. (a)	154,156	6,637,957
Emergent BioSolutions, Inc. (a)	41,310	4,268,562
Exelixis, Inc. (a)	463,788	11,339,617
Ligand Pharmaceuticals, Inc. (a) (b)	24,245	2,311,034
		24,557,170
BUILDING PRODUCTS — 2.2%
Builders FirstSource, Inc. (a)	79,094	2,580,046
Lennox International, Inc.	34,514	9,408,862
Owens Corning	86,260	5,935,551
Trex Co., Inc. (a) (b)	173,709	12,437,564
		30,362,023
CAPITAL MARKETS — 2.9%
Eaton Vance Corp.	122,132	4,659,336
Evercore, Inc. Class A	42,853	2,805,157
FactSet Research Systems, Inc.	57,086	19,116,960
Federated Hermes, Inc.	101,851	2,190,815
SEI Investments Co.	182,451	9,253,915
Stifel Financial Corp.	50,615	2,559,094
		40,585,277
CHEMICALS — 2.0%
Cabot Corp.	38,245	1,377,967
Ingevity Corp. (a)	62,164	3,073,388
NewMarket Corp.	7,166	2,453,065
RPM International, Inc.	116,982	9,690,789
Scotts Miracle-Gro Co.	61,124	9,346,471
Valvoline, Inc.	150,494	2,865,406
		28,807,086
Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.4%
Brink's Co.	76,138	$3,128,510
Clean Harbors, Inc. (a)	77,123	4,321,202
Herman Miller, Inc.	88,717	2,675,705
IAA, Inc. (a)	136,569	7,111,148
MSA Safety, Inc.	34,880	4,679,850
Stericycle, Inc. (a)	60,675	3,826,165
Tetra Tech, Inc.	81,161	7,750,875
		33,493,455
COMMUNICATIONS EQUIPMENT — 1.1%
Ciena Corp. (a)	143,479	5,694,681
Lumentum Holdings, Inc. (a)	112,791	8,473,988
ViaSat, Inc. (a)	49,277	1,694,636
		15,863,305
CONSTRUCTION & ENGINEERING — 0.6%
EMCOR Group, Inc.	38,065	2,577,381
MasTec, Inc. (a)	84,517	3,566,617
Valmont Industries, Inc.	14,777	1,835,008
		7,979,006
CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	62,951	5,433,930
CONSUMER FINANCE — 0.6%
FirstCash, Inc.	40,596	2,322,497
LendingTree, Inc. (a) (b)	11,833	3,631,429
SLM Corp.	282,688	2,286,946
		8,240,872
CONTAINERS & PACKAGING — 0.7%
AptarGroup, Inc.	57,930	6,557,676
Silgan Holdings, Inc.	71,214	2,618,539
		9,176,215
DISTRIBUTORS — 1.4%
Pool Corp.	60,185	20,134,290
DIVERSIFIED CONSUMER SERVICES — 0.6%
Service Corp. International	135,385	5,710,539
Strategic Education, Inc.	19,443	1,778,451
WW International, Inc. (a)	36,726	693,020
		8,182,010
ELECTRIC UTILITIES — 0.6%
Hawaiian Electric Industries, Inc.	79,007	2,626,193
IDACORP, Inc.	34,201	2,732,660
PNM Resources, Inc.	59,961	2,478,188
		7,837,041
ELECTRICAL EQUIPMENT — 2.8%
Generac Holdings, Inc. (a)	94,284	18,257,154
Hubbell, Inc.	81,355	11,132,618
Sunrun, Inc. (a) (b)	121,827	9,389,207
		38,778,979

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Cognex Corp.	259,855	$16,916,560
Coherent, Inc. (a)	36,589	4,058,818
Jabil, Inc.	204,181	6,995,241
Littelfuse, Inc.	23,087	4,094,249
National Instruments Corp.	93,048	3,321,814
Trimble, Inc. (a)	375,829	18,302,872
		53,689,554
ENTERTAINMENT — 0.1%
World Wrestling Entertainment, Inc. Class A (b)	40,127	1,623,940
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.5%
American Campus Communities, Inc. REIT	99,542	3,476,007
Brixmor Property Group, Inc. REIT	250,189	2,924,709
Camden Property Trust REIT	80,326	7,147,407
CoreSite Realty Corp. REIT	63,730	7,576,222
Corporate Office Properties Trust REIT	77,737	1,843,922
Cousins Properties, Inc. REIT	223,792	6,398,213
CyrusOne, Inc. REIT	113,948	7,979,778
Douglas Emmett, Inc. REIT	156,465	3,927,272
EastGroup Properties, Inc. REIT	59,230	7,660,216
EPR Properties REIT	49,510	1,361,525
First Industrial Realty Trust, Inc. REIT	126,532	5,035,974
Healthcare Realty Trust, Inc. REIT	94,318	2,840,858
Highwoods Properties, Inc. REIT	78,228	2,626,114
Hudson Pacific Properties, Inc. REIT	83,197	1,824,510
Kilroy Realty Corp. REIT	94,698	4,920,508
Lamar Advertising Co. Class A REIT	79,391	5,253,302
Life Storage, Inc. REIT	43,143	4,541,664
National Retail Properties, Inc. REIT	143,803	4,962,642
Omega Healthcare Investors, Inc. REIT	153,930	4,608,664
Physicians Realty Trust REIT	153,634	2,751,585
PotlatchDeltic Corp. REIT	46,381	1,952,640
PS Business Parks, Inc. REIT	30,240	3,701,074
Rayonier, Inc. REIT	86,390	2,284,152
Rexford Industrial Realty, Inc. REIT	185,648	8,495,253
Spirit Realty Capital, Inc. REIT (b)	65,168	2,199,420
STORE Capital Corp. REIT	266,698	7,315,526
Taubman Centers, Inc. REIT	39,960	1,330,268
Urban Edge Properties REIT	76,007	738,788
Security Description	Shares	Value
Weingarten Realty Investors REIT	79,867	$1,354,544
		119,032,757
FOOD & STAPLES RETAILING — 0.9%
Casey's General Stores, Inc.	55,375	9,837,369
Grocery Outlet Holding Corp. (a)	77,911	3,063,460
		12,900,829
FOOD PRODUCTS — 0.8%
Lancaster Colony Corp.	14,424	2,579,011
Pilgrim's Pride Corp. (a)	47,069	704,387
Post Holdings, Inc. (a)	43,688	3,757,168
Sanderson Farms, Inc.	29,811	3,516,804
Tootsie Roll Industries, Inc. (b)	12,110	374,199
		10,931,569
GAS UTILITIES — 0.2%
ONE Gas, Inc.	39,898	2,753,361
HEALTH CARE EQUIPMENT & SUPPLIES — 5.0%
Cantel Medical Corp. (b)	31,680	1,392,019
Globus Medical, Inc. Class A (a)	113,505	5,620,768
Haemonetics Corp. (a)	48,861	4,263,122
Hill-Rom Holdings, Inc.	55,147	4,605,326
ICU Medical, Inc. (a)	29,346	5,363,275
Integra LifeSciences Holdings Corp. (a)	106,604	5,033,841
LivaNova PLC (a)	37,365	1,689,272
Masimo Corp. (a)	75,934	17,924,980
NuVasive, Inc. (a)	50,191	2,437,777
Penumbra, Inc. (a) (b)	50,410	9,798,696
Quidel Corp. (a)	57,338	12,578,810
		70,707,886
HEALTH CARE PROVIDERS & SERVICES — 3.2%
Amedisys, Inc. (a)	48,699	11,513,904
Chemed Corp.	23,926	11,492,854
Encompass Health Corp.	70,406	4,574,982
HealthEquity, Inc. (a)	115,568	5,936,728
LHC Group, Inc. (a)	47,385	10,072,156
MEDNAX, Inc. (a)	50,174	816,833
		44,407,457
HOTELS, RESTAURANTS & LEISURE — 5.5%
Boyd Gaming Corp. (b)	120,780	3,706,738
Caesars Entertainment, Inc. (a) (b)	299,664	16,799,164
Choice Hotels International, Inc. (b)	43,414	3,731,867
Churchill Downs, Inc.	53,192	8,713,913
Dunkin' Brands Group, Inc.	123,422	10,109,496
Jack in the Box, Inc.	16,747	1,328,205
Marriott Vacations Worldwide Corp.	61,842	5,615,872

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Papa John's International, Inc.	31,651	$2,604,244
Scientific Games Corp. Class A (a)	84,218	2,940,050
Six Flags Entertainment Corp. (b)	56,873	1,154,522
Texas Roadhouse, Inc.	50,169	3,049,774
Wendy's Co.	156,446	3,487,964
Wingstop, Inc.	44,336	6,058,514
Wyndham Destinations, Inc.	55,247	1,699,398
Wyndham Hotels & Resorts, Inc.	139,691	7,054,396
		78,054,117
HOUSEHOLD DURABLES — 1.8%
Helen of Troy, Ltd. (a)	22,532	4,360,393
KB Home	61,054	2,343,863
Tempur Sealy International, Inc. (a)	72,210	6,440,410
Toll Brothers, Inc.	86,493	4,208,749
TopBuild Corp. (a)	49,812	8,502,410
		25,855,825
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	87,704	3,432,735
INDUSTRIAL CONGLOMERATES — 0.7%
Carlisle Cos., Inc.	82,187	10,057,223
INSURANCE — 3.2%
Alleghany Corp.	10,720	5,579,224
Brown & Brown, Inc.	352,501	15,957,720
Primerica, Inc.	59,277	6,706,600
RenaissanceRe Holdings, Ltd.	76,854	13,045,198
RLI Corp.	37,573	3,145,987
		44,434,729
INTERACTIVE MEDIA & SERVICES — 0.1%
Yelp, Inc. (a)	103,532	2,079,958
INTERNET & DIRECT MARKETING RETAIL — 0.4%
GrubHub, Inc. (a)	77,893	5,634,001
IT SERVICES — 2.6%
CACI International, Inc. Class A (a)	37,661	8,027,819
KBR, Inc.	214,462	4,795,370
LiveRamp Holdings, Inc. (a)	39,662	2,053,302
MAXIMUS, Inc.	50,775	3,473,518
Perspecta, Inc.	205,891	4,004,580
Sabre Corp.	225,359	1,467,087
Science Applications International Corp.	39,429	3,092,022
WEX, Inc. (a)	66,392	9,226,496
		36,140,194
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Brunswick Corp.	58,413	3,441,110
Polaris, Inc.	86,826	8,191,165
		11,632,275
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 4.4%
Bio-Techne Corp.	57,837	$14,327,960
Charles River Laboratories International, Inc. (a)	74,602	16,893,623
Medpace Holdings, Inc. (a)	41,064	4,588,902
PRA Health Sciences, Inc. (a)	95,983	9,736,516
Repligen Corp. (a)	73,297	10,814,239
Syneos Health, Inc. (a)	105,271	5,596,206
		61,957,446
MACHINERY — 6.4%
AGCO Corp.	49,077	3,644,949
Colfax Corp. (a)	68,242	2,140,069
Donaldson Co., Inc.	121,659	5,647,411
Graco, Inc.	250,324	15,357,377
ITT, Inc.	87,230	5,150,932
Lincoln Electric Holdings, Inc.	89,402	8,228,560
Middleby Corp. (a)	48,558	4,356,138
Nordson Corp.	81,083	15,553,341
Oshkosh Corp.	60,523	4,448,441
Timken Co.	101,820	5,520,680
Toro Co.	161,033	13,518,720
Woodward, Inc.	87,419	7,007,507
		90,574,125
MARINE — 0.1%
Kirby Corp. (a)	47,007	1,700,243
MEDIA — 1.5%
Cable One, Inc.	8,135	15,337,973
New York Times Co. Class A	143,542	6,142,162
		21,480,135
METALS & MINING — 2.0%
Compass Minerals International, Inc.	36,796	2,183,843
Reliance Steel & Aluminum Co.	95,664	9,761,555
Royal Gold, Inc.	98,418	11,826,891
Steel Dynamics, Inc.	147,518	4,223,440
		27,995,729
MULTI-UTILITIES — 0.4%
Black Hills Corp.	44,473	2,378,861
MDU Resources Group, Inc.	126,909	2,855,452
		5,234,313
MULTILINE RETAIL — 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	47,974	4,190,529
OIL, GAS & CONSUMABLE FUELS — 0.4%
Cimarex Energy Co.	83,056	2,020,752
Murphy Oil Corp.	97,928	873,518
WPX Energy, Inc. (a)	608,535	2,981,822
		5,876,092
PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp.	121,805	3,594,466

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
PERSONAL PRODUCTS — 0.0% (c)
Coty, Inc. Class A	200,460	$541,242
PHARMACEUTICALS — 0.7%
Jazz Pharmaceuticals PLC (a)	63,480	9,051,613
Nektar Therapeutics (a) (b)	86,259	1,431,037
		10,482,650
PROFESSIONAL SERVICES — 1.0%
ASGN, Inc. (a)	48,220	3,064,863
CoreLogic, Inc.	53,889	3,646,669
FTI Consulting, Inc. (a)	55,097	5,838,629
Insperity, Inc.	30,414	1,991,813
		14,541,974
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Jones Lang LaSalle, Inc.	37,408	3,578,449
ROAD & RAIL — 1.0%
Knight-Swift Transportation Holdings, Inc.	188,879	7,687,375
Landstar System, Inc.	39,321	4,934,392
Werner Enterprises, Inc.	40,253	1,690,224
		14,311,991
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.5%
Cirrus Logic, Inc. (a)	87,994	5,935,195
CMC Materials, Inc.	43,791	6,253,793
Enphase Energy, Inc. (a)	136,116	11,241,820
MKS Instruments, Inc.	82,668	9,029,826
Monolithic Power Systems, Inc.	63,384	17,722,800
Semtech Corp. (a)	50,079	2,652,184
Silicon Laboratories, Inc. (a)	65,938	6,452,033
SolarEdge Technologies, Inc. (a)	75,282	17,943,465
Synaptics, Inc. (a)	31,505	2,533,632
Universal Display Corp.	64,367	11,633,692
		91,398,440
SOFTWARE — 5.6%
ACI Worldwide, Inc. (a)	175,364	4,582,261
Blackbaud, Inc.	74,658	4,168,156
CDK Global, Inc.	111,695	4,868,785
Ceridian HCM Holding, Inc. (a)	116,835	9,656,413
CommVault Systems, Inc. (a)	34,224	1,396,339
Fair Isaac Corp. (a)	43,532	18,517,642
J2 Global, Inc. (a) (b)	67,425	4,667,159
Manhattan Associates, Inc. (a)	95,307	9,100,866
Paylocity Holding Corp. (a)	55,922	9,026,929
PTC, Inc. (a)	81,851	6,770,715
Qualys, Inc. (a)	50,898	4,988,513
Teradata Corp. (a)	63,999	1,452,777
		79,196,555
SPECIALTY RETAIL — 3.1%
Aaron's, Inc.	57,644	3,265,533
Five Below, Inc. (a)	83,799	10,642,473
Lithia Motors, Inc. Class A	33,790	7,702,093
Security Description	Shares	Value
Murphy USA, Inc. (a)	40,894	$5,245,473
RH (a) (b)	23,183	8,870,279
Williams-Sonoma, Inc.	80,503	7,280,691
		43,006,542
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
NCR Corp. (a)	83,185	1,841,716
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Carter's, Inc.	41,401	3,584,499
Columbia Sportswear Co.	28,376	2,468,144
Deckers Outdoor Corp. (a)	42,018	9,244,380
Skechers U.S.A., Inc. Class A (a)	205,351	6,205,707
		21,502,730
THRIFTS & MORTGAGE FINANCE — 0.8%
Essent Group, Ltd.	169,367	6,268,273
New York Community Bancorp, Inc.	349,466	2,890,084
Washington Federal, Inc.	71,863	1,499,062
		10,657,419
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Watsco, Inc.	25,232	5,876,280
WATER UTILITIES — 0.5%
Essential Utilities, Inc.	184,872	7,441,098
TOTAL COMMON STOCKS (Cost $1,433,747,050)		1,405,931,941
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d) (e)	1,203,857	1,204,098
State Street Navigator Securities Lending Portfolio II (f) (g)	13,848,912	13,848,912
TOTAL SHORT-TERM INVESTMENTS (Cost $15,053,097)		15,053,010
TOTAL INVESTMENTS — 101.0% (Cost $1,448,800,147)		1,420,984,951
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(14,169,243)
NET ASSETS — 100.0%		$1,406,815,708
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

(e)	The rate shown is the annualized seven-day yield at September 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,405,931,941	$—	$—	$1,405,931,941
Short-Term Investments	15,053,010	—	—	15,053,010
TOTAL INVESTMENTS	$1,420,984,951	$—	$—	$1,420,984,951
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,120,445	$1,120,894	$8,581,796	$8,498,214	$(262)	$(116)	1,203,857	$1,204,098	$560
State Street Navigator Securities Lending Portfolio II	29,274,001	29,274,001	59,971,305	75,396,394	—	—	13,848,912	13,848,912	20,082
Total		$30,394,895	$68,553,101	$83,894,608	$(262)	$(116)		$15,053,010	$20,642
See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.1%
Curtiss-Wright Corp.	14,154	$1,320,002
AIR FREIGHT & LOGISTICS — 1.1%
XPO Logistics, Inc. (a)	115,592	9,786,019
AIRLINES — 0.4%
JetBlue Airways Corp. (a)	344,755	3,906,074
AUTO COMPONENTS — 1.8%
Adient PLC (a)	118,829	2,059,307
Dana, Inc.	185,283	2,282,686
Delphi Technologies PLC (a)	110,059	1,839,086
Goodyear Tire & Rubber Co.	301,133	2,309,690
Lear Corp.	69,037	7,528,485
Visteon Corp. (a)	10,656	737,608
		16,756,862
AUTOMOBILES — 1.3%
Harley-Davidson, Inc.	193,949	4,759,508
Thor Industries, Inc.	69,807	6,649,815
		11,409,323
BANKS — 10.8%
Associated Banc-Corp.	194,449	2,453,946
BancorpSouth Bank	124,100	2,405,058
Bank of Hawaii Corp.	22,021	1,112,501
Bank OZK	155,214	3,309,162
Cathay General Bancorp	94,691	2,052,901
CIT Group, Inc.	67,745	1,199,764
Commerce Bancshares, Inc.	57,171	3,218,156
Cullen/Frost Bankers, Inc.	70,643	4,517,620
East West Bancorp, Inc.	179,060	5,862,424
First Financial Bankshares, Inc.	66,236	1,848,647
First Horizon National Corp.	700,139	6,602,311
FNB Corp.	408,980	2,772,884
Fulton Financial Corp.	203,801	1,901,463
Glacier Bancorp, Inc.	49,514	1,586,924
Hancock Whitney Corp.	109,303	2,055,989
Home BancShares, Inc.	192,297	2,915,223
International Bancshares Corp.	69,945	1,822,767
PacWest Bancorp	147,755	2,523,655
Pinnacle Financial Partners, Inc.	95,941	3,414,540
Prosperity Bancshares, Inc.	117,242	6,076,653
Signature Bank	67,802	5,626,888
Sterling Bancorp	246,127	2,589,256
Synovus Financial Corp.	186,432	3,946,765
TCF Financial Corp.	192,682	4,501,052
Texas Capital Bancshares, Inc. (a)	63,420	1,974,265
Trustmark Corp.	79,643	1,705,157
UMB Financial Corp.	55,128	2,701,823
Umpqua Holdings Corp.	278,657	2,959,337
United Bankshares, Inc.	164,210	3,525,589
Valley National Bancorp	508,823	3,485,438
Webster Financial Corp.	114,174	3,015,335
Wintrust Financial Corp.	73,738	2,953,207
		98,636,700
Security Description	Shares	Value
BIOTECHNOLOGY — 0.9%
Emergent BioSolutions, Inc. (a)	22,231	$2,297,129
United Therapeutics Corp. (a)	56,229	5,679,129
		7,976,258
BUILDING PRODUCTS — 1.2%
Builders FirstSource, Inc. (a)	82,711	2,698,033
Lennox International, Inc.	15,018	4,094,057
Owens Corning	64,283	4,423,313
		11,215,403
CAPITAL MARKETS — 2.0%
Affiliated Managers Group, Inc.	58,871	4,025,599
Eaton Vance Corp.	42,341	1,615,309
Evercore, Inc. Class A	15,248	998,134
Federated Hermes, Inc.	36,934	794,450
Interactive Brokers Group, Inc. Class A	99,770	4,821,884
Janus Henderson Group PLC	190,784	4,143,829
Stifel Financial Corp.	44,874	2,268,830
		18,668,035
CHEMICALS — 3.3%
Ashland Global Holdings, Inc.	68,875	4,884,615
Avient Corp.	115,681	3,060,919
Cabot Corp.	40,654	1,464,764
Chemours Co.	207,837	4,345,872
Minerals Technologies, Inc.	42,955	2,195,000
NewMarket Corp.	3,288	1,125,548
Olin Corp.	179,781	2,225,689
RPM International, Inc.	65,780	5,449,215
Sensient Technologies Corp.	53,574	3,093,363
Valvoline, Inc.	107,748	2,051,522
		29,896,507
COMMERCIAL SERVICES & SUPPLIES — 1.7%
Healthcare Services Group, Inc.	95,566	2,057,536
HNI Corp.	53,593	1,681,748
IAA, Inc. (a)	54,940	2,860,726
KAR Auction Services, Inc.	165,876	2,388,614
MSA Safety, Inc.	16,552	2,220,782
Stericycle, Inc. (a)	64,864	4,090,324
		15,299,730
COMMUNICATIONS EQUIPMENT — 0.9%
Ciena Corp. (a)	73,894	2,932,853
InterDigital, Inc.	39,006	2,225,682
NetScout Systems, Inc. (a)	91,652	2,000,763
ViaSat, Inc. (a)	39,759	1,367,312
		8,526,610
CONSTRUCTION & ENGINEERING — 1.8%
AECOM (a)	202,927	8,490,466
Dycom Industries, Inc. (a)	40,294	2,128,329
EMCOR Group, Inc.	37,548	2,542,375
Fluor Corp.	157,842	1,390,588

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Valmont Industries, Inc.	15,026	$1,865,929
		16,417,687
CONSUMER FINANCE — 0.6%
FirstCash, Inc.	18,223	1,042,538
Navient Corp.	245,400	2,073,630
SLM Corp.	237,401	1,920,574
		5,036,742
CONTAINERS & PACKAGING — 1.7%
AptarGroup, Inc.	32,654	3,696,433
Greif, Inc. Class A	34,667	1,255,292
O-I Glass, Inc.	201,040	2,129,014
Silgan Holdings, Inc.	40,999	1,507,533
Sonoco Products Co.	127,036	6,487,728
		15,076,000
DIVERSIFIED CONSUMER SERVICES — 2.1%
Adtalem Global Education, Inc. (a)	67,512	1,656,745
Graham Holdings Co. Class B	5,294	2,139,358
Grand Canyon Education, Inc. (a)	59,847	4,784,169
H&R Block, Inc.	244,100	3,976,389
Service Corp. International	109,239	4,607,701
Strategic Education, Inc.	14,832	1,356,683
WW International, Inc. (a)	29,562	557,835
		19,078,880
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Jefferies Financial Group, Inc.	273,318	4,919,724
ELECTRIC UTILITIES — 2.0%
ALLETE, Inc.	65,650	3,396,731
Hawaiian Electric Industries, Inc.	71,862	2,388,693
IDACORP, Inc.	35,117	2,805,848
OGE Energy Corp.	253,305	7,596,617
PNM Resources, Inc.	51,388	2,123,866
		18,311,755
ELECTRICAL EQUIPMENT — 2.4%
Acuity Brands, Inc.	50,124	5,130,191
EnerSys	54,625	3,666,430
nVent Electric PLC	215,046	3,804,164
Regal Beloit Corp.	51,312	4,816,658
Sunrun, Inc. (a) (b)	57,760	4,451,563
		21,869,006
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.6%
Arrow Electronics, Inc. (a)	98,224	7,726,300
Avnet, Inc.	124,987	3,229,664
Belden, Inc.	56,295	1,751,900
II-VI, Inc. (a) (b)	131,231	5,322,729
Littelfuse, Inc.	11,438	2,028,415
National Instruments Corp.	88,107	3,145,420
SYNNEX Corp.	52,151	7,304,269
Vishay Intertechnology, Inc.	167,749	2,611,852
		33,120,549
Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.2%
ChampionX Corp. (a)	241,383	$1,928,650
ENTERTAINMENT — 0.3%
Cinemark Holdings, Inc. (b)	140,485	1,404,850
World Wrestling Entertainment, Inc. Class A (b)	24,913	1,008,229
		2,413,079
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.7%
American Campus Communities, Inc. REIT	90,523	3,161,063
Brixmor Property Group, Inc. REIT	169,199	1,977,936
Camden Property Trust REIT	55,476	4,936,255
Corporate Office Properties Trust REIT	77,938	1,848,689
CyrusOne, Inc. REIT	52,057	3,645,552
Douglas Emmett, Inc. REIT	78,627	1,973,538
EPR Properties REIT	52,921	1,455,328
First Industrial Realty Trust, Inc. REIT	55,629	2,214,034
GEO Group, Inc. REIT	156,013	1,769,187
Healthcare Realty Trust, Inc. REIT	93,560	2,818,027
Highwoods Properties, Inc. REIT	66,948	2,247,444
Hudson Pacific Properties, Inc. REIT	124,187	2,723,421
JBG SMITH Properties REIT	142,225	3,803,097
Kilroy Realty Corp. REIT	53,043	2,756,114
Lamar Advertising Co. Class A REIT	43,180	2,857,221
Life Storage, Inc. REIT	23,367	2,459,844
Macerich Co. REIT (b)	141,880	963,365
Medical Properties Trust, Inc. REIT	669,236	11,798,631
National Retail Properties, Inc. REIT	98,779	3,408,863
Omega Healthcare Investors, Inc. REIT	158,018	4,731,059
Park Hotels & Resorts, Inc. REIT	298,177	2,978,788
Pebblebrook Hotel Trust REIT	165,609	2,075,081
Physicians Realty Trust REIT	133,654	2,393,743
PotlatchDeltic Corp. REIT	45,390	1,910,919
Rayonier, Inc. REIT	100,221	2,649,843
Sabra Health Care REIT, Inc.	260,092	3,585,368
Service Properties Trust REIT	208,281	1,655,834
Spirit Realty Capital, Inc. REIT	77,184	2,604,960
STORE Capital Corp. REIT	63,607	1,744,740
Taubman Centers, Inc. REIT	44,096	1,467,956
Urban Edge Properties REIT	73,962	718,911
Weingarten Realty Investors REIT	84,705	1,436,597
		88,771,408
FOOD & STAPLES RETAILING — 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	174,527	7,251,597
Grocery Outlet Holding Corp. (a)	40,056	1,575,002
Sprouts Farmers Market, Inc. (a)	149,210	3,122,965
		11,949,564

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 3.6%
Darling Ingredients, Inc. (a)	204,962	$7,384,781
Flowers Foods, Inc.	250,162	6,086,441
Hain Celestial Group, Inc. (a)	105,690	3,625,167
Ingredion, Inc.	84,788	6,416,756
Lancaster Colony Corp.	12,552	2,244,297
Pilgrim's Pride Corp. (a)	25,125	375,996
Post Holdings, Inc. (a)	42,983	3,696,538
Tootsie Roll Industries, Inc. (b)	12,472	385,385
TreeHouse Foods, Inc. (a)	71,239	2,887,317
		33,102,678
GAS UTILITIES — 3.0%
National Fuel Gas Co.	115,125	4,672,924
New Jersey Resources Corp.	121,409	3,280,471
ONE Gas, Inc.	34,103	2,353,448
Southwest Gas Holdings, Inc.	70,842	4,470,130
Spire, Inc.	66,152	3,519,286
UGI Corp.	263,656	8,695,375
		26,991,634
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Avanos Medical, Inc. (a)	60,167	1,998,748
Cantel Medical Corp.	20,660	907,800
Haemonetics Corp. (a)	22,960	2,003,260
Hill-Rom Holdings, Inc.	37,882	3,163,526
LivaNova PLC (a)	30,342	1,371,762
NuVasive, Inc. (a)	23,458	1,139,355
		10,584,451
HEALTH CARE PROVIDERS & SERVICES — 3.1%
Acadia Healthcare Co., Inc. (a)	112,587	3,319,065
Encompass Health Corp.	66,732	4,336,245
MEDNAX, Inc. (a)	67,691	1,102,009
Molina Healthcare, Inc. (a)	75,006	13,729,098
Patterson Cos., Inc.	111,067	2,677,270
Tenet Healthcare Corp. (a)	134,556	3,297,968
		28,461,655
HOTELS, RESTAURANTS & LEISURE — 2.9%
Cracker Barrel Old Country Store, Inc.	29,957	3,434,870
Jack in the Box, Inc.	14,491	1,149,281
Papa John's International, Inc.	14,933	1,228,687
Penn National Gaming, Inc. (a) (b)	182,873	13,294,867
Six Flags Entertainment Corp.	47,752	969,365
Texas Roadhouse, Inc.	41,210	2,505,156
Wendy's Co.	97,558	2,175,056
Wyndham Destinations, Inc.	61,464	1,890,633
		26,647,915
HOUSEHOLD DURABLES — 1.7%
Helen of Troy, Ltd. (a)	13,132	2,541,305
KB Home	61,256	2,351,618
Taylor Morrison Home Corp. (a)	166,156	4,085,776
Toll Brothers, Inc.	72,618	3,533,592
Security Description	Shares	Value
TRI Pointe Group, Inc. (a)	164,933	$2,991,884
		15,504,175
INSURANCE — 6.2%
Alleghany Corp.	9,056	4,713,195
American Financial Group, Inc.	90,717	6,076,225
Brighthouse Financial, Inc. (a)	117,699	3,167,280
CNO Financial Group, Inc.	179,341	2,876,630
First American Financial Corp.	141,094	7,183,095
Genworth Financial, Inc. Class A (a)	654,609	2,192,940
Hanover Insurance Group, Inc.	47,753	4,449,625
Kemper Corp.	77,687	5,191,822
Mercury General Corp.	33,653	1,392,225
Old Republic International Corp.	357,782	5,273,707
Reinsurance Group of America, Inc.	86,013	8,187,577
RLI Corp.	18,499	1,548,921
Selective Insurance Group, Inc.	75,679	3,896,712
		56,149,954
INTERACTIVE MEDIA & SERVICES — 0.3%
TripAdvisor, Inc.	121,589	2,381,929
INTERNET & DIRECT MARKETING RETAIL — 0.4%
GrubHub, Inc. (a)	52,033	3,763,547
IT SERVICES — 1.3%
Alliance Data Systems Corp.	60,356	2,533,745
LiveRamp Holdings, Inc. (a)	49,826	2,579,492
MAXIMUS, Inc.	34,920	2,388,877
Sabre Corp.	209,179	1,361,755
Science Applications International Corp.	40,468	3,173,501
		12,037,370
LEISURE EQUIPMENT & PRODUCTS — 0.9%
Brunswick Corp.	51,115	3,011,185
Mattel, Inc. (a)	438,950	5,135,715
		8,146,900
MACHINERY — 2.7%
AGCO Corp.	36,573	2,716,277
Colfax Corp. (a)	70,036	2,196,329
Crane Co.	62,377	3,126,959
Donaldson Co., Inc.	57,487	2,668,547
ITT, Inc.	36,065	2,129,638
Kennametal, Inc.	104,988	3,038,353
Middleby Corp. (a)	29,534	2,649,495
Oshkosh Corp.	35,229	2,589,331
Terex Corp.	87,736	1,698,569
Trinity Industries, Inc. (b)	112,610	2,195,895
		25,009,393
MARINE — 0.2%
Kirby Corp. (a)	37,646	1,361,656
MEDIA — 1.0%
AMC Networks, Inc. Class A (a) (b)	50,874	1,257,097
John Wiley & Sons, Inc. Class A	56,409	1,788,729

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
New York Times Co. Class A	63,085	$2,699,407
TEGNA, Inc.	281,700	3,309,975
		9,055,208
METALS & MINING — 1.3%
Commercial Metals Co.	153,120	3,059,338
Compass Minerals International, Inc.	12,526	743,418
Steel Dynamics, Inc.	129,029	3,694,100
United States Steel Corp. (b)	282,711	2,075,099
Worthington Industries, Inc.	45,614	1,860,139
		11,432,094
MULTI-UTILITIES — 1.0%
Black Hills Corp.	43,036	2,301,996
MDU Resources Group, Inc.	147,209	3,312,202
NorthWestern Corp.	64,863	3,154,936
		8,769,134
MULTILINE RETAIL — 0.9%
Kohl's Corp.	199,700	3,700,441
Nordstrom, Inc. (b)	137,254	1,636,068
Ollie's Bargain Outlet Holdings, Inc. (a)	32,097	2,803,673
		8,140,182
OIL, GAS & CONSUMABLE FUELS — 1.9%
Antero Midstream Corp.	366,671	1,969,023
Cimarex Energy Co.	59,895	1,457,245
CNX Resources Corp. (a)	285,115	2,691,486
EQT Corp.	323,423	4,181,859
Equitrans Midstream Corp.	514,445	4,352,205
Murphy Oil Corp. (b)	100,978	900,724
World Fuel Services Corp.	82,673	1,751,841
		17,304,383
PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	69,380	1,822,613
Louisiana-Pacific Corp.	41,161	1,214,661
		3,037,274
PERSONAL PRODUCTS — 0.6%
Coty, Inc. Class A	189,900	512,730
Edgewell Personal Care Co. (a)	70,174	1,956,451
Nu Skin Enterprises, Inc. Class A	65,044	3,258,054
		5,727,235
PHARMACEUTICALS — 0.8%
Jazz Pharmaceuticals PLC (a)	16,800	2,395,512
Nektar Therapeutics (a)	154,737	2,567,087
Prestige Consumer Healthcare, Inc. (a)	63,242	2,303,273
		7,265,872
PROFESSIONAL SERVICES — 1.3%
ASGN, Inc. (a)	25,672	1,631,712
CoreLogic, Inc.	55,270	3,740,121
Insperity, Inc.	19,900	1,303,251
Security Description	Shares	Value
ManpowerGroup, Inc.	73,456	$5,386,529
		12,061,613
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc.	34,026	3,254,927
ROAD & RAIL — 0.9%
Avis Budget Group, Inc. (a)	65,284	1,718,275
Landstar System, Inc.	15,583	1,955,511
Ryder System, Inc.	68,476	2,892,426
Werner Enterprises, Inc.	40,400	1,696,396
		8,262,608
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Cree, Inc. (a)	138,839	8,849,598
Enphase Energy, Inc. (a)	44,674	3,689,626
First Solar, Inc. (a)	107,572	7,121,266
Semtech Corp. (a)	40,415	2,140,378
Synaptics, Inc. (a)	17,104	1,375,504
		23,176,372
SOFTWARE — 1.8%
CDK Global, Inc.	61,234	2,669,190
Ceridian HCM Holding, Inc. (a)	65,756	5,434,734
CommVault Systems, Inc. (a)	29,914	1,220,491
PTC, Inc. (a)	63,520	5,254,374
Teradata Corp. (a)	83,601	1,897,743
		16,476,532
SPECIALTY RETAIL — 2.6%
Aaron's, Inc.	36,574	2,071,917
American Eagle Outfitters, Inc.	188,466	2,791,181
AutoNation, Inc. (a)	74,980	3,968,691
Dick's Sporting Goods, Inc.	82,459	4,772,727
Foot Locker, Inc.	131,918	4,357,252
Sally Beauty Holdings, Inc. (a) (b)	142,421	1,237,639
Urban Outfitters, Inc. (a)	86,601	1,802,167
Williams-Sonoma, Inc.	30,987	2,802,464
		23,804,038
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
NCR Corp. (a)	92,602	2,050,208
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Carter's, Inc.	20,365	1,763,202
Columbia Sportswear Co.	14,599	1,269,821
		3,033,023
THRIFTS & MORTGAGE FINANCE — 0.3%
New York Community Bancorp, Inc.	293,516	2,427,377
Washington Federal, Inc.	34,747	724,823
		3,152,200
TRADING COMPANIES & DISTRIBUTORS — 1.6%
GATX Corp.	44,619	2,844,461

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
MSC Industrial Direct Co., Inc. Class A	58,427	$3,697,261
Univar Solutions, Inc. (a)	213,911	3,610,818
Watsco, Inc.	20,362	4,742,106
		14,894,646
WATER UTILITIES — 0.6%
Essential Utilities, Inc.	127,038	5,113,279
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	127,353	2,348,389
TOTAL COMMON STOCKS (Cost $1,137,235,682)		910,793,041
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	545,408	545,517
State Street Navigator Securities Lending Portfolio II (e) (f)	5,029,047	5,029,047
TOTAL SHORT-TERM INVESTMENTS (Cost $5,574,589)		5,574,564
TOTAL INVESTMENTS — 100.4% (Cost $1,142,810,271)		916,367,605
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(3,814,275)
NET ASSETS — 100.0%		$912,553,330

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$910,793,041	$—	$—	$910,793,041
Short-Term Investments	5,574,564	—	—	5,574,564
TOTAL INVESTMENTS	$916,367,605	$—	$—	$916,367,605
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	665,683	$665,950	$13,114,564	$13,234,517	$(455)	$(25)	545,408	$545,517	$—
State Street Navigator Securities Lending Portfolio II	14,708,452	14,708,452	36,605,197	46,284,602	—	—	5,029,047	5,029,047	22,741
Total		$15,374,402	$49,719,761	$59,519,119	$(455)	$(25)		$5,574,564	$22,741
See accompanying notes to schedule of investments.

SPDR® S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.2%
Howmet Aerospace, Inc.	1,033	$17,272
L3Harris Technologies, Inc.	584	99,186
		116,458
AIR FREIGHT & LOGISTICS — 0.9%
Expeditors International of Washington, Inc.	438	39,648
FedEx Corp.	657	165,248
United Parcel Service, Inc. Class B	1,957	326,095
		530,991
AIRLINES — 0.1%
Alaska Air Group, Inc.	365	13,370
American Airlines Group, Inc.	1,325	16,284
Delta Air Lines, Inc.	1,766	54,004
		83,658
AUTO COMPONENTS — 0.2%
Aptiv PLC	730	66,927
BorgWarner, Inc.	584	22,624
		89,551
AUTOMOBILES — 0.2%
General Motors Co.	3,380	100,014
BANKS — 3.4%
Bank of America Corp.	21,024	506,468
Citigroup, Inc.	5,757	248,184
Comerica, Inc.	365	13,961
JPMorgan Chase & Co.	8,409	809,535
PNC Financial Services Group, Inc.	1,168	128,375
Wells Fargo & Co.	11,372	267,356
		1,973,879
BEVERAGES — 2.1%
Brown-Forman Corp. Class B	511	38,489
Coca-Cola Co.	10,672	526,877
Constellation Brands, Inc. Class A	459	86,985
Molson Coors Beverage Co. Class B	511	17,149
PepsiCo, Inc.	3,834	531,392
		1,200,892
BIOTECHNOLOGY — 2.9%
AbbVie, Inc.	4,867	426,300
Alexion Pharmaceuticals, Inc. (a)	588	67,285
Amgen, Inc.	1,606	408,181
Biogen, Inc. (a)	438	124,252
Gilead Sciences, Inc.	3,469	219,206
Incyte Corp. (a)	511	45,857
Regeneron Pharmaceuticals, Inc. (a)	288	161,217
Vertex Pharmaceuticals, Inc. (a)	730	198,648
		1,650,946
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	365	19,272
Allegion PLC	219	21,661
Fortune Brands Home & Security, Inc.	365	31,580
Security Description	Shares	Value
Johnson Controls International PLC	1,982	$80,965
Trane Technologies PLC	657	79,661
		233,139
CAPITAL MARKETS — 3.4%
Ameriprise Financial, Inc.	365	56,250
Bank of New York Mellon Corp.	2,201	75,582
BlackRock, Inc.	387	218,094
Cboe Global Markets, Inc.	292	25,620
Charles Schwab Corp.	3,198	115,864
CME Group, Inc.	996	166,641
E*TRADE Financial Corp.	584	29,229
Franklin Resources, Inc.	730	14,856
Goldman Sachs Group, Inc.	951	191,122
Intercontinental Exchange, Inc.	1,571	157,179
Invesco, Ltd.	1,022	11,661
MarketAxess Holdings, Inc.	100	48,159
Moody's Corp.	438	126,954
Morgan Stanley	3,297	159,410
MSCI, Inc.	219	78,135
Nasdaq, Inc.	292	35,831
Northern Trust Corp.	584	45,535
Raymond James Financial, Inc.	365	26,557
S&P Global, Inc.	657	236,914
State Street Corp. (b)	949	56,304
T Rowe Price Group, Inc.	630	80,779
		1,956,676
CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	607	180,801
CF Industries Holdings, Inc.	584	17,935
Corteva, Inc.	2,044	58,888
Eastman Chemical Co.	365	28,514
Ecolab, Inc.	682	136,291
FMC Corp.	365	38,657
International Flavors & Fragrances, Inc.	292	35,755
Linde PLC (a)	1,450	345,288
LyondellBasell Industries NV Class A	668	47,087
Mosaic Co.	949	17,338
PPG Industries, Inc.	657	80,207
		986,761
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	237	78,881
Republic Services, Inc.	584	54,516
Waste Management, Inc.	1,078	121,997
		255,394
COMMUNICATIONS EQUIPMENT — 1.0%
Arista Networks, Inc. (a)	146	30,212
Cisco Systems, Inc.	11,694	460,627
Juniper Networks, Inc.	887	19,070
Motorola Solutions, Inc.	463	72,603
		582,512
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	168	39,541

See accompanying notes to schedule of investments.

SPDR® S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Vulcan Materials Co.	365	$49,472
		89,013
CONSUMER FINANCE — 0.6%
American Express Co.	1,801	180,550
Capital One Financial Corp.	1,241	89,178
Discover Financial Services	814	47,033
Synchrony Financial	1,471	38,496
		355,257
CONTAINERS & PACKAGING — 0.3%
Ball Corp.	876	72,813
International Paper Co.	1,095	44,391
Packaging Corp. of America	292	31,843
Sealed Air Corp.	438	16,999
Westrock Co.	730	25,360
		191,406
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.	19,665	560,649
CenturyLink, Inc.	2,639	26,628
Verizon Communications, Inc.	11,402	678,305
		1,265,582
ELECTRIC UTILITIES — 1.1%
Edison International	1,054	53,585
Entergy Corp.	522	51,433
Eversource Energy	948	79,205
Exelon Corp.	2,639	94,371
NextEra Energy, Inc.	1,359	377,204
		655,798
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	636	63,218
Eaton Corp. PLC	1,095	111,723
Emerson Electric Co.	1,617	106,027
Rockwell Automation, Inc.	316	69,735
		350,703
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Corning, Inc.	2,055	66,602
Keysight Technologies, Inc. (a)	511	50,477
TE Connectivity, Ltd.	876	85,620
		202,699
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	1,763	23,430
Halliburton Co.	2,347	28,282
Schlumberger, Ltd.	3,734	58,101
		109,813
ENTERTAINMENT — 0.6%
Activision Blizzard, Inc.	2,155	174,448
Electronic Arts, Inc. (a)	803	104,719
Take-Two Interactive Software, Inc. (a)	292	48,244
		327,411
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.5%
Alexandria Real Estate Equities, Inc. REIT	319	$51,040
American Tower Corp. REIT	1,229	297,086
Apartment Investment and Management Co. Class A REIT	376	12,679
AvalonBay Communities, Inc. REIT	365	54,509
Boston Properties, Inc. REIT	365	29,309
Digital Realty Trust, Inc. REIT	730	107,135
Duke Realty Corp. REIT	1,022	37,712
Equinix, Inc. REIT	241	183,191
Equity Residential REIT	949	48,712
Essex Property Trust, Inc. REIT	175	35,138
Healthpeak Properties, Inc. REIT	1,460	39,639
Host Hotels & Resorts, Inc. REIT	1,909	20,598
Iron Mountain, Inc. REIT	803	21,512
Kimco Realty Corp. REIT	1,168	13,152
Prologis, Inc. REIT	2,082	209,491
Regency Centers Corp. REIT	438	16,653
Simon Property Group, Inc. REIT	814	52,649
SL Green Realty Corp. REIT	219	10,155
UDR, Inc. REIT	803	26,186
Ventas, Inc. REIT	1,022	42,883
Vornado Realty Trust REIT	438	14,765
Welltower, Inc. REIT	1,106	60,930
Weyerhaeuser Co. REIT	2,044	58,295
		1,443,419
FOOD & STAPLES RETAILING — 1.2%
Costco Wholesale Corp.	1,224	434,520
Kroger Co.	2,117	71,788
Sysco Corp.	1,387	86,299
Walgreens Boots Alliance, Inc.	1,971	70,798
		663,405
FOOD PRODUCTS — 1.4%
Archer-Daniels-Midland Co.	1,533	71,269
Campbell Soup Co.	562	27,184
Conagra Brands, Inc.	1,314	46,923
General Mills, Inc.	1,682	103,746
Hershey Co.	412	59,056
Hormel Foods Corp.	741	36,227
J.M. Smucker Co.	292	33,732
Kellogg Co.	668	43,146
Kraft Heinz Co.	1,690	50,616
McCormick & Co., Inc.	365	70,847
Mondelez International, Inc. Class A	3,880	222,906
Tyson Foods, Inc. Class A	803	47,762
		813,414
GAS UTILITIES — 0.1%
Atmos Energy Corp.	355	33,934
HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abbott Laboratories	4,867	529,675
Baxter International, Inc.	1,387	111,542

See accompanying notes to schedule of investments.

SPDR® S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Becton Dickinson and Co.	803	$186,842
Boston Scientific Corp. (a)	3,880	148,255
Danaher Corp.	1,742	375,105
Edwards Lifesciences Corp. (a)	1,690	134,896
IDEXX Laboratories, Inc. (a)	233	91,595
Medtronic PLC	3,717	386,271
Varian Medical Systems, Inc. (a)	233	40,076
		2,004,257
HEALTH CARE PROVIDERS & SERVICES — 3.2%
AmerisourceBergen Corp.	410	39,737
Anthem, Inc.	701	188,282
Cardinal Health, Inc.	803	37,701
Cigna Corp.	1,022	173,137
CVS Health Corp.	3,615	211,116
DaVita, Inc. (a)	219	18,757
Henry Schein, Inc. (a)	365	21,455
Humana, Inc.	365	151,070
Laboratory Corp. of America Holdings (a)	292	54,975
McKesson Corp.	438	65,231
Quest Diagnostics, Inc.	365	41,789
UnitedHealth Group, Inc.	2,621	817,149
		1,820,399
HOTELS, RESTAURANTS & LEISURE — 1.7%
Hilton Worldwide Holdings, Inc.	730	62,284
Las Vegas Sands Corp.	876	40,874
McDonald's Corp.	2,050	449,954
MGM Resorts International	1,281	27,862
Royal Caribbean Cruises, Ltd.	449	29,064
Starbucks Corp.	3,250	279,240
Yum! Brands, Inc.	803	73,314
		962,592
HOUSEHOLD DURABLES — 0.2%
Leggett & Platt, Inc.	365	15,027
Newell Brands, Inc.	1,022	17,538
PulteGroup, Inc.	668	30,922
Whirlpool Corp.	168	30,893
		94,380
HOUSEHOLD PRODUCTS — 2.0%
Colgate-Palmolive Co.	2,336	180,223
Procter & Gamble Co.	6,876	955,695
		1,135,918
INDUSTRIAL CONGLOMERATES — 0.5%
General Electric Co.	23,667	147,446
Roper Technologies, Inc.	292	115,372
		262,818
INSURANCE — 1.7%
Aflac, Inc.	1,887	68,592
Allstate Corp.	876	82,467
American International Group, Inc.	2,347	64,613
Aon PLC Class A	657	135,539
Security Description	Shares	Value
Assurant, Inc.	146	$17,711
Chubb, Ltd.	1,241	144,105
Globe Life, Inc.	292	23,331
Hartford Financial Services Group, Inc.	960	35,386
Lincoln National Corp.	511	16,010
Marsh & McLennan Cos., Inc.	1,387	159,089
MetLife, Inc.	2,055	76,384
Principal Financial Group, Inc.	668	26,900
Prudential Financial, Inc.	1,095	69,554
Travelers Cos., Inc.	702	75,949
Unum Group	584	9,829
		1,005,459
INTERACTIVE MEDIA & SERVICES — 7.2%
Alphabet, Inc. Class A (a)	824	1,207,654
Alphabet, Inc. Class C (a)	810	1,190,376
Facebook, Inc. Class A (a)	6,623	1,734,564
		4,132,594
INTERNET & DIRECT MARKETING RETAIL — 6.6%
Amazon.com, Inc. (a)	1,173	3,693,460
eBay, Inc.	1,763	91,853
		3,785,313
IT SERVICES — 3.8%
Accenture PLC Class A	1,752	395,934
Akamai Technologies, Inc. (a)	438	48,417
DXC Technology Co.	668	11,924
Mastercard, Inc. Class A	2,437	824,120
Visa, Inc. Class A	4,648	929,461
		2,209,856
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	365	30,193
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Agilent Technologies, Inc.	853	86,102
Illumina, Inc. (a)	409	126,414
Mettler-Toledo International, Inc. (a)	67	64,705
PerkinElmer, Inc.	292	36,649
Thermo Fisher Scientific, Inc.	1,094	483,023
Waters Corp. (a)	167	32,678
		829,571
MACHINERY — 2.0%
Caterpillar, Inc.	1,487	221,786
Cummins, Inc.	413	87,209
Deere & Co.	876	194,148
Dover Corp.	365	39,544
Flowserve Corp.	365	9,961
Fortive Corp.	925	70,494
IDEX Corp.	219	39,948
Illinois Tool Works, Inc.	803	155,148
PACCAR, Inc.	949	80,931
Parker-Hannifin Corp.	365	73,854
Pentair PLC	438	20,047
Snap-on, Inc.	146	21,481

See accompanying notes to schedule of investments.

SPDR® S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Stanley Black & Decker, Inc.	438	$71,043
Westinghouse Air Brake Technologies Corp.	511	31,621
Xylem, Inc.	511	42,985
		1,160,200
MEDIA — 1.0%
Comcast Corp. Class A	12,608	583,246
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	3,953	61,825
Newmont Corp.	2,190	138,955
Nucor Corp.	821	36,830
		237,610
MULTI-UTILITIES — 0.5%
CenterPoint Energy, Inc.	1,531	29,625
Consolidated Edison, Inc.	943	73,366
Public Service Enterprise Group, Inc.	1,387	76,160
Sempra Energy	803	95,043
		274,194
MULTILINE RETAIL — 0.4%
Target Corp.	1,381	217,397
OIL, GAS & CONSUMABLE FUELS — 1.8%
Apache Corp.	1,022	9,678
Chevron Corp.	5,159	371,448
ConocoPhillips	2,931	96,254
Exxon Mobil Corp.	11,632	399,327
Hess Corp.	730	29,879
Kinder Morgan, Inc.	5,278	65,078
Marathon Oil Corp.	2,128	8,703
Noble Energy, Inc.	1,314	11,235
Occidental Petroleum Corp.	2,398	24,004
ONEOK, Inc.	1,179	30,630
		1,046,236
PHARMACEUTICALS — 3.2%
Bristol-Myers Squibb Co.	6,227	375,426
Eli Lilly & Co.	2,194	324,756
Merck & Co., Inc.	7,022	582,475
Perrigo Co. PLC	355	16,298
Pfizer, Inc.	15,320	562,244
		1,861,199
PROFESSIONAL SERVICES — 0.3%
IHS Markit, Ltd.	1,084	85,105
Nielsen Holdings PLC	949	13,457
Verisk Analytics, Inc.	438	81,165
		179,727
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	887	41,662
ROAD & RAIL — 1.2%
CSX Corp.	2,109	163,806
Norfolk Southern Corp.	709	151,719
Security Description	Shares	Value
Union Pacific Corp.	1,880	$370,116
		685,641
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.0%
Advanced Micro Devices, Inc. (a)	3,250	266,468
Intel Corp.	11,743	608,053
KLA Corp.	438	84,858
Lam Research Corp.	408	135,354
Micron Technology, Inc. (a)	3,004	141,068
NVIDIA Corp.	1,702	921,156
QUALCOMM, Inc.	3,122	367,397
Texas Instruments, Inc.	2,536	362,115
		2,886,469
SOFTWARE — 10.7%
Adobe, Inc. (a)	1,324	649,329
ANSYS, Inc. (a)	234	76,572
Autodesk, Inc. (a)	601	138,837
Intuit, Inc.	730	238,133
Microsoft Corp.	20,862	4,387,905
NortonLifeLock, Inc.	1,482	30,885
salesforce.com, Inc. (a)	2,520	633,326
		6,154,987
SPECIALTY RETAIL — 2.6%
Best Buy Co., Inc.	638	71,003
Gap, Inc.	584	9,946
Home Depot, Inc.	2,979	827,298
L Brands, Inc.	657	20,899
Lowe's Cos., Inc.	2,093	347,145
Tiffany & Co.	292	33,828
TJX Cos., Inc.	3,310	184,201
		1,494,320
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.2%
Apple, Inc.	44,322	5,132,931
Hewlett Packard Enterprise Co.	3,453	32,355
HP, Inc.	3,858	73,263
Seagate Technology PLC	584	28,774
Xerox Holdings Corp.	511	9,591
		5,276,914
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Hanesbrands, Inc.	949	14,947
NIKE, Inc. Class B	3,469	435,498
PVH Corp.	219	13,061
Ralph Lauren Corp.	146	9,923
Tapestry, Inc.	730	11,410
Under Armour, Inc. Class A (a)	477	5,357
Under Armour, Inc. Class C (a)	532	5,235
VF Corp.	876	61,539
		556,970
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	1,544	69,619

See accompanying notes to schedule of investments.

SPDR® S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
United Rentals, Inc. (a)	219	$38,215
W.W. Grainger, Inc.	127	45,310
		153,144
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	511	74,034
TOTAL COMMON STOCKS (Cost $57,630,916)		57,420,025
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d) (e) (Cost $81,389)	81,365	81,389
TOTAL INVESTMENTS — 99.9% (Cost $57,712,305)		57,501,414
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		37,578
NET ASSETS — 100.0%		$57,538,992

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2020.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$57,420,025	$—	$—	$57,420,025
Short-Term Investment	81,389	—	—	81,389
TOTAL INVESTMENTS	$57,501,414	$—	$—	$57,501,414
Affiliate Table
	Number of Shares Held at 7/28/2020*	Value at 7/28/2020*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Corp.	—	$—	$86,548	$26,959	$813	$(4,098)	949	$56,304	$493
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	443,696	362,307	—	—	81,365	81,389	8
Total		$—	$530,244	$389,266	$813	$(4,098)		$137,693	$501
*	Commencement of operations.
See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
Boeing Co.	12,981	$2,145,240
General Dynamics Corp.	5,738	794,311
Howmet Aerospace, Inc.	9,510	159,007
Huntington Ingalls Industries, Inc.	962	135,401
L3Harris Technologies, Inc.	5,368	911,701
Lockheed Martin Corp.	6,021	2,307,729
Northrop Grumman Corp.	3,797	1,197,916
Raytheon Technologies Corp.	37,368	2,150,155
Teledyne Technologies, Inc. (a)	866	268,642
Textron, Inc.	5,727	206,687
TransDigm Group, Inc.	1,330	631,910
		10,908,699
AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	3,335	340,804
Expeditors International of Washington, Inc.	4,109	371,947
FedEx Corp.	5,918	1,488,495
United Parcel Service, Inc. Class B	17,408	2,900,695
		5,101,941
AIRLINES — 0.2%
Alaska Air Group, Inc.	3,140	115,018
American Airlines Group, Inc. (b)	12,263	150,712
Delta Air Lines, Inc.	15,427	471,758
Southwest Airlines Co.	14,298	536,175
United Airlines Holdings, Inc. (a)	6,964	241,999
		1,515,662
AUTO COMPONENTS — 0.1%
Aptiv PLC	6,615	606,463
BorgWarner, Inc.	5,135	198,930
		805,393
AUTOMOBILES — 0.2%
Ford Motor Co.	96,560	643,090
General Motors Co.	31,104	920,367
		1,563,457
BANKS — 3.4%
Bank of America Corp.	187,019	4,505,288
Citigroup, Inc.	50,969	2,197,274
Citizens Financial Group, Inc.	10,546	266,603
Comerica, Inc.	3,419	130,777
Fifth Third Bancorp	17,621	375,680
First Republic Bank	4,284	467,213
Huntington Bancshares, Inc.	25,079	229,974
JPMorgan Chase & Co.	74,893	7,209,949
KeyCorp	24,133	287,907
M&T Bank Corp.	3,178	292,662
People's United Financial, Inc.	10,502	108,276
PNC Financial Services Group, Inc.	10,493	1,153,286
Regions Financial Corp.	23,855	275,048
SVB Financial Group (a)	1,305	314,009
Truist Financial Corp.	33,305	1,267,255
US Bancorp	33,490	1,200,616
Security Description	Shares	Value
Wells Fargo & Co.	100,712	$2,367,739
Zions Bancorp NA	4,051	118,370
		22,767,926
BEVERAGES — 1.7%
Brown-Forman Corp. Class B	4,560	343,459
Coca-Cola Co.	94,777	4,679,141
Constellation Brands, Inc. Class A	4,143	785,140
Molson Coors Beverage Co. Class B	4,758	159,678
Monster Beverage Corp. (a)	8,976	719,875
PepsiCo, Inc.	33,938	4,703,807
		11,391,100
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	43,262	3,789,319
Alexion Pharmaceuticals, Inc. (a)	5,336	610,598
Amgen, Inc.	14,358	3,649,229
Biogen, Inc. (a)	3,869	1,097,558
Gilead Sciences, Inc.	30,673	1,938,227
Incyte Corp. (a)	4,497	403,561
Regeneron Pharmaceuticals, Inc. (a)	2,549	1,426,879
Vertex Pharmaceuticals, Inc. (a)	6,417	1,746,194
		14,661,565
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	3,383	178,623
Allegion PLC	2,294	226,900
Carrier Global Corp.	20,141	615,106
Fortune Brands Home & Security, Inc.	3,408	294,860
Johnson Controls International PLC	18,413	752,171
Masco Corp.	6,517	359,282
Trane Technologies PLC	5,912	716,830
		3,143,772
CAPITAL MARKETS — 2.6%
Ameriprise Financial, Inc.	2,922	450,309
Bank of New York Mellon Corp.	19,951	685,117
BlackRock, Inc.	3,474	1,957,773
Cboe Global Markets, Inc.	2,687	235,757
Charles Schwab Corp.	28,331	1,026,432
CME Group, Inc.	8,768	1,466,974
E*TRADE Financial Corp.	5,484	274,474
Franklin Resources, Inc.	6,823	138,848
Goldman Sachs Group, Inc.	8,384	1,684,933
Intercontinental Exchange, Inc.	13,711	1,371,786
Invesco, Ltd.	9,460	107,939
MarketAxess Holdings, Inc.	926	445,952
Moody's Corp.	3,993	1,157,371
Morgan Stanley	29,291	1,416,220
MSCI, Inc.	2,049	731,042
Nasdaq, Inc.	2,859	350,828
Northern Trust Corp.	5,132	400,142
Raymond James Financial, Inc.	3,036	220,899
S&P Global, Inc.	5,930	2,138,358
State Street Corp. (c)	8,721	517,417

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
T Rowe Price Group, Inc.	5,630	$721,879
		17,500,450
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	5,410	1,611,423
Albemarle Corp.	2,573	229,717
Celanese Corp.	2,952	317,192
CF Industries Holdings, Inc.	5,315	163,224
Corteva, Inc.	18,514	533,388
Dow, Inc.	18,343	863,038
DuPont de Nemours, Inc.	18,113	1,004,909
Eastman Chemical Co.	3,369	263,186
Ecolab, Inc.	6,148	1,228,616
FMC Corp.	3,204	339,336
International Flavors & Fragrances, Inc.	2,622	321,064
Linde PLC (a)	12,871	3,064,971
LyondellBasell Industries NV Class A	6,365	448,669
Mosaic Co.	8,876	162,165
PPG Industries, Inc.	5,818	710,262
Sherwin-Williams Co.	1,982	1,380,939
		12,642,099
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	2,115	703,935
Copart, Inc. (a)	5,085	534,739
Republic Services, Inc.	5,142	480,006
Rollins, Inc.	3,423	185,492
Waste Management, Inc.	9,610	1,087,564
		2,991,736
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	1,356	280,597
Cisco Systems, Inc.	103,785	4,088,091
F5 Networks, Inc. (a)	1,531	187,961
Juniper Networks, Inc.	8,184	175,956
Motorola Solutions, Inc.	4,191	657,191
		5,389,796
CONSTRUCTION & ENGINEERING — 0.1%
Jacobs Engineering Group, Inc.	3,219	298,626
Quanta Services, Inc.	3,388	179,090
		477,716
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	1,546	363,867
Vulcan Materials Co.	3,289	445,791
		809,658
CONSUMER FINANCE — 0.5%
American Express Co.	15,954	1,599,388
Capital One Financial Corp.	11,265	809,503
Discover Financial Services	7,547	436,066
Synchrony Financial	13,257	346,936
		3,191,893
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	38,922	$430,088
Avery Dennison Corp.	2,120	271,021
Ball Corp.	8,064	670,280
International Paper Co.	9,718	393,968
Packaging Corp. of America	2,353	256,594
Sealed Air Corp.	3,932	152,601
Westrock Co.	6,416	222,892
		2,397,444
DISTRIBUTORS — 0.1%
Genuine Parts Co.	3,507	333,761
LKQ Corp. (a)	6,683	185,320
		519,081
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. Class B (a)	48,605	10,349,949
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
AT&T, Inc.	174,707	4,980,897
CenturyLink, Inc.	24,472	246,922
Verizon Communications, Inc.	101,730	6,051,918
		11,279,737
ELECTRIC UTILITIES — 1.9%
Alliant Energy Corp.	6,019	310,881
American Electric Power Co., Inc.	12,243	1,000,620
Duke Energy Corp.	18,137	1,606,213
Edison International	9,362	475,964
Entergy Corp.	4,935	486,246
Evergy, Inc.	5,612	285,202
Eversource Energy	8,385	700,567
Exelon Corp.	24,110	862,174
FirstEnergy Corp.	13,412	385,058
NextEra Energy, Inc.	12,000	3,330,720
NRG Energy, Inc.	6,001	184,471
Pinnacle West Capital Corp.	2,837	211,498
PPL Corp.	18,972	516,228
Southern Co.	26,090	1,414,600
Xcel Energy, Inc.	12,979	895,681
		12,666,123
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	5,699	566,480
Eaton Corp. PLC	9,874	1,007,444
Emerson Electric Co.	14,754	967,420
Rockwell Automation, Inc.	2,898	639,531
		3,180,875
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	7,313	791,778
CDW Corp.	3,493	417,518
Corning, Inc.	18,753	607,785
FLIR Systems, Inc.	3,235	115,975
IPG Photonics Corp. (a)	863	146,684
Keysight Technologies, Inc. (a)	4,646	458,932

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
TE Connectivity, Ltd.	8,150	$796,581
Zebra Technologies Corp. Class A (a)	1,341	338,549
		3,673,802
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	16,185	215,099
Halliburton Co.	21,787	262,533
National Oilwell Varco, Inc.	9,680	87,701
Schlumberger, Ltd.	34,286	533,490
TechnipFMC PLC	10,513	66,337
		1,165,160
ENTERTAINMENT — 2.1%
Activision Blizzard, Inc.	19,055	1,542,502
Electronic Arts, Inc. (a)	7,151	932,562
Live Nation Entertainment, Inc. (a)	3,488	187,934
Netflix, Inc. (a)	10,799	5,399,824
Take-Two Interactive Software, Inc. (a)	2,782	459,642
Walt Disney Co.	44,312	5,498,233
		14,020,697
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.6%
Alexandria Real Estate Equities, Inc. REIT	2,854	456,640
American Tower Corp. REIT	10,864	2,626,155
Apartment Investment and Management Co. Class A REIT	3,714	125,236
AvalonBay Communities, Inc. REIT	3,458	516,418
Boston Properties, Inc. REIT	3,542	284,423
Crown Castle International Corp. REIT	10,324	1,718,946
Digital Realty Trust, Inc. REIT	6,554	961,865
Duke Realty Corp. REIT	8,997	331,989
Equinix, Inc. REIT	2,176	1,654,043
Equity Residential REIT	8,293	425,680
Essex Property Trust, Inc. REIT	1,618	324,878
Extra Space Storage, Inc. REIT	3,205	342,903
Federal Realty Investment Trust REIT	1,700	124,848
Healthpeak Properties, Inc. REIT	13,276	360,443
Host Hotels & Resorts, Inc. REIT	17,434	188,113
Iron Mountain, Inc. REIT (b)	7,133	191,093
Kimco Realty Corp. REIT	10,677	120,223
Mid-America Apartment Communities, Inc. REIT	2,801	324,776
Prologis, Inc. REIT	18,072	1,818,405
Public Storage REIT	3,762	837,873
Realty Income Corp. REIT	8,456	513,702
Regency Centers Corp. REIT	3,723	141,548
SBA Communications Corp. REIT	2,730	869,450
Simon Property Group, Inc. REIT	7,535	487,364
SL Green Realty Corp. REIT (b)	1,867	86,573
UDR, Inc. REIT	7,302	238,118
Ventas, Inc. REIT	9,162	384,437
Vornado Realty Trust REIT	3,994	134,638
Security Description	Shares	Value
Welltower, Inc. REIT	10,146	$558,943
Weyerhaeuser Co. REIT	18,466	526,650
		17,676,373
FOOD & STAPLES RETAILING — 1.6%
Costco Wholesale Corp.	10,806	3,836,130
Kroger Co.	18,905	641,069
Sysco Corp.	12,550	780,861
Walmart, Inc.	34,046	4,763,376
Walgreens Boots Alliance, Inc.	17,496	628,456
		10,649,892
FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co.	13,737	638,633
Campbell Soup Co.	4,806	232,466
Conagra Brands, Inc.	12,052	430,377
General Mills, Inc.	15,005	925,508
Hershey Co.	3,644	522,331
Hormel Foods Corp.	7,034	343,892
J.M. Smucker Co.	2,776	320,684
Kellogg Co.	6,212	401,233
Kraft Heinz Co.	15,520	464,824
Lamb Weston Holdings, Inc.	3,541	234,662
McCormick & Co., Inc.	3,074	596,663
Mondelez International, Inc. Class A	34,952	2,007,993
Tyson Foods, Inc. Class A	7,278	432,896
		7,552,162
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	3,064	292,888
HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
Abbott Laboratories	43,407	4,723,984
ABIOMED, Inc. (a)	1,084	300,333
Align Technology, Inc. (a)	1,758	575,499
Baxter International, Inc.	12,349	993,107
Becton Dickinson and Co.	7,093	1,650,399
Boston Scientific Corp. (a)	35,264	1,347,437
Cooper Cos., Inc.	1,215	409,601
Danaher Corp.	15,461	3,329,217
DENTSPLY SIRONA, Inc.	5,440	237,891
DexCom, Inc. (a)	2,337	963,381
Edwards Lifesciences Corp. (a)	15,327	1,223,401
Hologic, Inc. (a)	6,393	424,943
IDEXX Laboratories, Inc. (a)	2,084	819,241
Intuitive Surgical, Inc. (a)	2,878	2,042,056
Medtronic PLC	32,941	3,423,229
ResMed, Inc.	3,558	609,948
STERIS PLC	2,130	375,285
Stryker Corp.	7,982	1,663,209
Teleflex, Inc.	1,120	381,270
Varian Medical Systems, Inc. (a)	2,262	389,064
West Pharmaceutical Services, Inc.	1,751	481,350
Zimmer Biomet Holdings, Inc.	5,090	692,953
		27,056,798

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.7%
AmerisourceBergen Corp.	3,688	$357,441
Anthem, Inc.	6,161	1,654,783
Cardinal Health, Inc.	7,226	339,261
Centene Corp. (a)	14,342	836,569
Cigna Corp.	8,970	1,519,608
CVS Health Corp.	32,020	1,869,968
DaVita, Inc. (a)	1,906	163,249
HCA Healthcare, Inc.	6,508	811,417
Henry Schein, Inc. (a)	3,503	205,906
Humana, Inc.	3,266	1,351,765
Laboratory Corp. of America Holdings (a)	2,406	452,978
McKesson Corp.	4,006	596,613
Quest Diagnostics, Inc.	3,324	380,565
UnitedHealth Group, Inc.	23,311	7,267,670
Universal Health Services, Inc. Class B	1,893	202,589
		18,010,382
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	7,541	545,139
HOTELS, RESTAURANTS & LEISURE — 1.7%
Carnival Corp. (b)	12,297	186,668
Chipotle Mexican Grill, Inc. (a)	686	853,185
Darden Restaurants, Inc.	3,214	323,778
Domino's Pizza, Inc.	953	405,292
Hilton Worldwide Holdings, Inc.	6,821	581,968
Las Vegas Sands Corp.	7,932	370,107
Marriott International, Inc. Class A	6,465	598,530
McDonald's Corp.	18,250	4,005,692
MGM Resorts International	9,798	213,107
Norwegian Cruise Line Holdings, Ltd. (a) (b)	6,728	115,116
Royal Caribbean Cruises, Ltd. (b)	4,226	273,549
Starbucks Corp.	28,638	2,460,577
Wynn Resorts, Ltd.	2,412	173,206
Yum! Brands, Inc.	7,428	678,176
		11,238,951
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	8,172	618,048
Garmin, Ltd.	3,647	345,954
Leggett & Platt, Inc.	3,344	137,673
Lennar Corp. Class A	6,805	555,832
Mohawk Industries, Inc. (a)	1,484	144,824
Newell Brands, Inc.	9,446	162,093
NVR, Inc. (a)	81	330,733
PulteGroup, Inc.	6,255	289,544
Whirlpool Corp.	1,545	284,110
		2,868,811
HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	6,103	571,912
Clorox Co.	3,106	652,788
Colgate-Palmolive Co.	20,961	1,617,141
Security Description	Shares	Value
Kimberly-Clark Corp.	8,390	$1,238,868
Procter & Gamble Co.	61,077	8,489,092
		12,569,801
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	16,320	295,555
INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	14,118	2,261,421
General Electric Co.	216,247	1,347,219
Honeywell International, Inc.	17,178	2,827,671
Roper Technologies, Inc.	2,567	1,014,247
		7,450,558
INSURANCE — 1.8%
Aflac, Inc.	16,126	586,180
Allstate Corp.	7,599	715,370
American International Group, Inc.	21,273	585,646
Aon PLC Class A	5,709	1,177,767
Arthur J Gallagher & Co.	4,729	499,288
Assurant, Inc.	1,488	180,509
Chubb, Ltd.	11,034	1,281,268
Cincinnati Financial Corp.	3,760	293,167
Everest Re Group, Ltd.	972	192,009
Globe Life, Inc.	2,422	193,518
Hartford Financial Services Group, Inc.	8,858	326,506
Lincoln National Corp.	4,286	134,280
Loews Corp.	5,955	206,936
Marsh & McLennan Cos., Inc.	12,381	1,420,101
MetLife, Inc.	19,090	709,575
Principal Financial Group, Inc.	6,314	254,265
Progressive Corp.	14,309	1,354,633
Prudential Financial, Inc.	9,762	620,082
Travelers Cos., Inc.	6,272	678,568
Unum Group	5,092	85,698
Willis Towers Watson PLC	3,188	665,718
WR Berkley Corp.	3,468	212,068
		12,373,152
INTERACTIVE MEDIA & SERVICES — 5.6%
Alphabet, Inc. Class A (a)	7,367	10,797,075
Alphabet, Inc. Class C (a)	7,205	10,588,468
Facebook, Inc. Class A (a)	58,992	15,450,005
Twitter, Inc. (a)	19,379	862,365
		37,697,913
INTERNET & DIRECT MARKETING RETAIL — 5.3%
Amazon.com, Inc. (a)	10,451	32,907,377
Booking Holdings, Inc. (a)	1,002	1,714,101
eBay, Inc.	16,319	850,220
Expedia Group, Inc.	3,339	306,153
		35,777,851
IT SERVICES — 5.7%
Accenture PLC Class A	15,579	3,520,698
Akamai Technologies, Inc. (a)	4,016	443,929

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Automatic Data Processing, Inc.	10,617	$1,480,965
Broadridge Financial Solutions, Inc.	2,866	378,312
Cognizant Technology Solutions Corp. Class A	13,367	927,937
DXC Technology Co.	6,293	112,330
Fidelity National Information Services, Inc.	15,171	2,233,323
Fiserv, Inc. (a)	13,584	1,399,831
FleetCor Technologies, Inc. (a)	2,105	501,201
Gartner, Inc. (a)	2,225	278,014
Global Payments, Inc.	7,385	1,311,428
International Business Machines Corp.	21,807	2,653,258
Jack Henry & Associates, Inc.	1,876	305,019
Leidos Holdings, Inc.	3,296	293,838
Mastercard, Inc. Class A	21,670	7,328,144
Paychex, Inc.	7,912	631,140
PayPal Holdings, Inc. (a)	28,810	5,676,434
VeriSign, Inc. (a)	2,506	513,354
Visa, Inc. Class A	41,362	8,271,159
Western Union Co.	10,176	218,072
		38,478,386
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	3,159	261,312
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	7,603	767,447
Bio-Rad Laboratories, Inc. Class A (a)	509	262,369
Illumina, Inc. (a)	3,598	1,112,070
IQVIA Holdings, Inc. (a)	4,646	732,349
Mettler-Toledo International, Inc. (a)	591	570,758
PerkinElmer, Inc.	2,786	349,671
Thermo Fisher Scientific, Inc.	9,695	4,280,536
Waters Corp. (a)	1,553	303,891
		8,379,091
MACHINERY — 1.7%
Caterpillar, Inc.	13,250	1,976,237
Cummins, Inc.	3,654	771,579
Deere & Co.	7,678	1,701,675
Dover Corp.	3,530	382,440
Flowserve Corp.	3,297	89,975
Fortive Corp.	8,167	622,407
IDEX Corp.	1,842	335,999
Illinois Tool Works, Inc.	7,038	1,359,812
Ingersoll Rand, Inc. (a)	8,926	317,766
Otis Worldwide Corp.	10,033	626,260
PACCAR, Inc.	8,581	731,788
Parker-Hannifin Corp.	3,180	643,441
Pentair PLC	4,093	187,337
Snap-on, Inc.	1,369	201,421
Stanley Black & Decker, Inc.	3,833	621,713
Westinghouse Air Brake Technologies Corp.	4,487	277,655
Security Description	Shares	Value
Xylem, Inc.	4,412	$371,137
		11,218,642
MEDIA — 1.4%
Charter Communications, Inc. Class A (a)	3,676	2,295,074
Comcast Corp. Class A	111,779	5,170,896
Discovery, Inc. Class A (a) (b)	4,064	88,473
Discovery, Inc. Class C (a)	7,829	153,448
DISH Network Corp. Class A (a)	6,264	181,844
Fox Corp. Class A	8,438	234,830
Fox Corp. Class B (a)	4,059	113,530
Interpublic Group of Cos., Inc.	9,701	161,716
News Corp. Class A	9,815	137,606
News Corp. Class B	3,121	43,632
Omnicom Group, Inc.	5,332	263,934
ViacomCBS, Inc. Class B	13,384	374,886
		9,219,869
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	35,989	562,868
Newmont Corp.	19,844	1,259,102
Nucor Corp.	7,489	335,956
		2,157,926
MULTI-UTILITIES — 1.0%
Ameren Corp.	6,138	485,393
CenterPoint Energy, Inc.	13,495	261,128
CMS Energy Corp.	7,096	435,765
Consolidated Edison, Inc.	8,246	641,539
Dominion Energy, Inc.	20,559	1,622,722
DTE Energy Co.	4,771	548,856
NiSource, Inc.	9,749	214,478
Public Service Enterprise Group, Inc.	12,469	684,673
Sempra Energy	7,054	834,912
WEC Energy Group, Inc.	7,826	758,339
		6,487,805
MULTILINE RETAIL — 0.6%
Dollar General Corp.	6,095	1,277,634
Dollar Tree, Inc. (a)	5,847	534,065
Target Corp.	12,343	1,943,035
		3,754,734
OIL, GAS & CONSUMABLE FUELS — 0.4%
HollyFrontier Corp.	3,716	73,242
Kinder Morgan, Inc.	48,058	592,555
Marathon Petroleum Corp.	16,088	472,022
ONEOK, Inc.	10,857	282,065
Phillips 66	10,772	558,421
Valero Energy Corp.	10,047	435,236
Williams Cos., Inc.	30,173	592,899
		3,006,440
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	5,583	1,218,490

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 4.2%
Bristol-Myers Squibb Co.	55,229	$3,329,757
Eli Lilly & Co.	19,470	2,881,949
Johnson & Johnson	64,599	9,617,499
Merck & Co., Inc.	62,014	5,144,061
Mylan NV (a)	12,782	189,557
Perrigo Co. PLC	3,326	152,697
Pfizer, Inc.	136,249	5,000,338
Zoetis, Inc.	11,624	1,922,261
		28,238,119
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	3,023	474,309
IHS Markit, Ltd.	9,132	716,953
Nielsen Holdings PLC	8,904	126,259
Robert Half International, Inc.	2,828	149,714
Verisk Analytics, Inc.	4,015	744,020
		2,211,255
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	8,270	388,442
ROAD & RAIL — 1.1%
CSX Corp.	18,690	1,451,652
JB Hunt Transport Services, Inc.	2,117	267,547
Kansas City Southern	2,357	426,216
Norfolk Southern Corp.	6,241	1,335,512
Old Dominion Freight Line, Inc.	2,342	423,715
Union Pacific Corp.	16,644	3,276,704
		7,181,346
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.1%
Advanced Micro Devices, Inc. (a)	28,746	2,356,885
Analog Devices, Inc.	9,091	1,061,283
Applied Materials, Inc.	22,312	1,326,448
Broadcom, Inc.	9,869	3,595,474
Intel Corp.	104,263	5,398,738
KLA Corp.	3,853	746,480
Lam Research Corp.	3,557	1,180,035
Maxim Integrated Products, Inc.	6,582	445,009
Microchip Technology, Inc.	6,124	629,302
Micron Technology, Inc. (a)	27,150	1,274,964
NVIDIA Corp.	15,141	8,194,612
Qorvo, Inc. (a)	2,843	366,776
QUALCOMM, Inc.	27,630	3,251,498
Skyworks Solutions, Inc.	4,118	599,169
Texas Instruments, Inc.	22,443	3,204,636
Xilinx, Inc.	6,003	625,753
		34,257,062
SOFTWARE — 9.3%
Adobe, Inc. (a)	11,775	5,774,813
ANSYS, Inc. (a)	2,098	686,529
Autodesk, Inc. (a)	5,366	1,239,600
Cadence Design Systems, Inc. (a)	6,920	737,880
Citrix Systems, Inc.	2,923	402,526
Security Description	Shares	Value
Fortinet, Inc. (a)	3,310	$389,951
Intuit, Inc.	6,450	2,104,055
Microsoft Corp.	185,765	39,071,952
NortonLifeLock, Inc.	14,186	295,636
Oracle Corp.	47,691	2,847,153
Paycom Software, Inc. (a)	1,158	360,485
salesforce.com, Inc. (a)	22,364	5,620,520
ServiceNow, Inc. (a)	4,728	2,293,080
Synopsys, Inc. (a)	3,758	804,137
Tyler Technologies, Inc. (a)	946	329,738
		62,958,055
SPECIALTY RETAIL — 2.5%
Advance Auto Parts, Inc.	1,700	260,950
AutoZone, Inc. (a)	578	680,676
Best Buy Co., Inc.	5,625	626,006
CarMax, Inc. (a)	4,026	370,030
Gap, Inc.	5,432	92,507
Home Depot, Inc.	26,458	7,347,651
L Brands, Inc.	5,760	183,226
Lowe's Cos., Inc.	18,513	3,070,566
O'Reilly Automotive, Inc. (a)	1,816	837,321
Ross Stores, Inc.	8,798	821,029
Tiffany & Co.	2,673	309,667
TJX Cos., Inc.	29,322	1,631,769
Tractor Supply Co.	2,894	414,826
Ulta Beauty, Inc. (a)	1,413	316,484
		16,962,708
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.0%
Apple, Inc.	394,723	45,712,871
Hewlett Packard Enterprise Co.	31,748	297,479
HP, Inc.	33,420	634,646
NetApp, Inc.	5,487	240,550
Seagate Technology PLC	5,591	275,468
Western Digital Corp.	7,399	270,433
Xerox Holdings Corp.	4,540	85,216
		47,516,663
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Hanesbrands, Inc.	8,633	135,970
NIKE, Inc. Class B	30,509	3,830,100
PVH Corp.	1,771	105,622
Ralph Lauren Corp.	1,147	77,962
Tapestry, Inc.	6,985	109,175
Under Armour, Inc. Class A (a)	4,796	53,859
Under Armour, Inc. Class C (a)	4,955	48,757
VF Corp.	7,903	555,186
		4,916,631
TOBACCO — 0.7%
Altria Group, Inc.	45,463	1,756,690
Philip Morris International, Inc.	38,151	2,860,944
		4,617,634

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	14,158	$638,384
United Rentals, Inc. (a)	1,767	308,342
W.W. Grainger, Inc.	1,057	377,106
		1,323,832
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	4,511	653,554
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile US, Inc. (a)	14,234	1,627,800
TOTAL COMMON STOCKS (Cost $548,970,364)		673,207,753
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e) (f)	736,481	736,628
State Street Navigator Securities Lending Portfolio II (c) (g)	625,049	625,049
TOTAL SHORT-TERM INVESTMENTS (Cost $1,361,713)		1,361,677
TOTAL INVESTMENTS — 100.0% (Cost $550,332,077)		674,569,430
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(273,494)
NET ASSETS — 100.0%		$674,295,936

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2020.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$673,207,753	$—	$—	$673,207,753
Short-Term Investments	1,361,677	—	—	1,361,677
TOTAL INVESTMENTS	$674,569,430	$—	$—	$674,569,430
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Corp.	7,962	$505,985	$47,948	$—	$—	$(36,516)	8,721	$517,417	$4,489
State Street Institutional Liquid Reserves Fund, Premier Class	262,746	262,851	3,609,303	3,135,233	(248)	(45)	736,481	736,628	296
State Street Navigator Securities Lending Portfolio II	680,077	680,077	1,949,776	2,004,804	—	—	625,049	625,049	1,749
Total		$1,448,913	$5,607,027	$5,140,037	$(248)	$(36,561)		$1,879,094	$6,534
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.8%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	50,168	$943,158
Aerojet Rocketdyne Holdings, Inc. (a)	110,322	4,400,745
AeroVironment, Inc. (a)	33,044	1,982,971
Cubic Corp.	47,367	2,755,338
Kaman Corp.	41,122	1,602,524
Moog, Inc. Class A	45,357	2,881,530
National Presto Industries, Inc.	7,770	636,052
Park Aerospace Corp.	30,343	331,346
Triumph Group, Inc. (b)	79,766	519,277
		16,052,941
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	38,966	2,373,029
Echo Global Logistics, Inc. (a)	40,059	1,032,320
Forward Air Corp.	42,234	2,423,387
Hub Group, Inc. Class A (a)	50,604	2,540,068
		8,368,804
AIRLINES — 0.5%
Allegiant Travel Co.	19,634	2,352,153
Hawaiian Holdings, Inc.	69,816	899,928
SkyWest, Inc.	74,750	2,232,035
		5,484,116
AUTO COMPONENTS — 1.5%
American Axle & Manufacturing Holdings, Inc. (a)	172,321	994,292
Cooper Tire & Rubber Co.	74,949	2,375,883
Cooper-Standard Holdings, Inc. (a)	26,045	344,054
Dorman Products, Inc. (a)	43,557	3,936,682
Gentherm, Inc. (a)	48,613	1,988,272
LCI Industries	37,928	4,031,367
Motorcar Parts of America, Inc. (a)	29,804	463,750
Standard Motor Products, Inc.	29,852	1,332,892
		15,467,192
AUTOMOBILES — 0.3%
Winnebago Industries, Inc.	50,240	2,595,901
BANKS — 7.6%
Allegiance Bancshares, Inc.	29,419	687,522
Ameris Bancorp	103,536	2,358,550
Banc of California, Inc.	69,312	701,438
BancFirst Corp.	27,844	1,137,149
BankUnited, Inc.	139,516	3,056,796
Banner Corp.	52,295	1,687,037
Berkshire Hills Bancorp, Inc.	74,365	751,830
Boston Private Financial Holdings, Inc.	128,164	707,465
Brookline Bancorp, Inc.	120,061	1,037,927
Cadence BanCorp	187,204	1,608,082
Security Description	Shares	Value
Central Pacific Financial Corp.	44,052	$597,786
City Holding Co.	23,766	1,369,159
Columbia Banking System, Inc.	106,751	2,546,011
Community Bank System, Inc.	80,727	4,396,393
Customers Bancorp, Inc. (a)	43,616	488,499
CVB Financial Corp.	192,319	3,198,265
Dime Community Bancshares, Inc.	44,855	507,310
Eagle Bancorp, Inc.	47,799	1,280,535
FB Financial Corp.	45,570	1,144,718
First BanCorp	324,528	1,694,036
First Commonwealth Financial Corp.	149,433	1,156,612
First Financial Bancorp	145,800	1,750,329
First Hawaiian, Inc.	196,154	2,838,348
First Midwest Bancorp, Inc.	170,133	1,834,034
Great Western Bancorp, Inc.	83,687	1,041,903
Hanmi Financial Corp.	47,949	393,661
Heritage Financial Corp.	54,588	1,003,873
Hope Bancorp, Inc.	183,032	1,388,298
Independent Bank Corp.	49,106	2,572,172
Independent Bank Group, Inc.	54,507	2,408,119
National Bank Holdings Corp. Class A	46,907	1,231,309
NBT Bancorp, Inc.	64,863	1,739,626
OFG Bancorp	78,022	972,154
Old National Bancorp	249,238	3,130,429
Pacific Premier Bancorp, Inc.	142,450	2,868,943
Park National Corp. (b)	21,088	1,728,373
Preferred Bank	20,551	660,098
S&T Bancorp, Inc.	57,997	1,025,967
Seacoast Banking Corp. of Florida (a)	78,713	1,419,195
ServisFirst Bancshares, Inc.	70,804	2,409,460
Simmons First National Corp. Class A	164,680	2,611,002
Southside Bancshares, Inc.	47,269	1,154,782
Tompkins Financial Corp.	18,557	1,054,223
Triumph Bancorp, Inc. (a)	33,676	1,048,671
United Community Banks, Inc.	128,787	2,180,364
Veritex Holdings, Inc.	73,641	1,254,106
Westamerica Bancorporation	40,669	2,210,360
		76,042,919
BEVERAGES — 0.4%
Coca-Cola Consolidated, Inc.	7,058	1,698,719
MGP Ingredients, Inc.	19,519	775,685
National Beverage Corp. (a) (b)	17,346	1,179,702
		3,654,106
BIOTECHNOLOGY — 2.4%
Anika Therapeutics, Inc. (a)	21,009	743,509
Coherus Biosciences, Inc. (a) (b)	94,484	1,732,837
Cytokinetics, Inc. (a) (b)	105,025	2,273,791
Eagle Pharmaceuticals, Inc. (a)	17,857	758,565

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Enanta Pharmaceuticals, Inc. (a)	26,484	$1,212,438
Momenta Pharmaceuticals, Inc. (a)	177,976	9,340,180
Myriad Genetics, Inc. (a)	111,615	1,455,460
REGENXBIO, Inc. (a)	44,376	1,221,228
Spectrum Pharmaceuticals, Inc. (a)	215,743	880,231
Vanda Pharmaceuticals, Inc. (a)	83,355	805,209
Xencor, Inc. (a) (b)	86,376	3,350,525
		23,773,973
BUILDING PRODUCTS — 3.0%
AAON, Inc.	61,545	3,708,086
American Woodmark Corp. (a)	25,286	1,985,963
Apogee Enterprises, Inc.	38,962	832,618
Gibraltar Industries, Inc. (a)	48,974	3,190,166
Griffon Corp.	68,492	1,338,334
Insteel Industries, Inc.	28,916	540,729
Patrick Industries, Inc.	32,785	1,885,793
PGT Innovations, Inc. (a)	87,627	1,535,225
Quanex Building Products Corp.	50,431	929,948
Resideo Technologies, Inc. (a)	183,726	2,020,986
Simpson Manufacturing Co., Inc.	65,573	6,371,073
UFP Industries, Inc.	92,234	5,212,143
		29,551,064
CAPITAL MARKETS — 0.9%
Blucora, Inc. (a)	74,932	705,859
Brightsphere Investment Group, Inc.	89,118	1,149,622
Donnelley Financial Solutions, Inc. (a)	46,634	623,030
Greenhill & Co., Inc.	21,799	247,419
Piper Sandler Cos.	20,921	1,527,233
StoneX Group, Inc. (a)	24,087	1,232,291
Virtus Investment Partners, Inc.	10,715	1,485,635
Waddell & Reed Financial, Inc. Class A (b)	96,810	1,437,629
WisdomTree Investments, Inc.	165,090	528,288
		8,937,006
CHEMICALS — 2.9%
AdvanSix, Inc. (a)	42,540	547,915
American Vanguard Corp.	41,612	546,782
Balchem Corp.	48,754	4,759,853
Ferro Corp. (a)	125,439	1,555,444
FutureFuel Corp.	39,141	445,033
GCP Applied Technologies, Inc. (a)	73,480	1,539,406
Hawkins, Inc.	14,444	665,868
HB Fuller Co.	77,858	3,564,339
Innospec, Inc.	36,571	2,315,676
Koppers Holdings, Inc. (a)	32,668	683,088
Kraton Corp. (a)	47,133	839,910
Livent Corp. (a) (b)	217,619	1,952,043
Quaker Chemical Corp. (b)	19,856	3,568,322
Security Description	Shares	Value
Rayonier Advanced Materials, Inc. (a)	92,526	$296,083
Stepan Co.	32,133	3,502,497
Tredegar Corp.	38,800	576,956
Trinseo SA	56,905	1,459,044
		28,818,259
COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc.	100,628	3,689,022
Brady Corp. Class A	73,131	2,926,703
Deluxe Corp.	62,222	1,600,972
Harsco Corp. (a)	117,385	1,632,825
Interface, Inc.	91,601	560,598
Matthews International Corp. Class A	47,514	1,062,413
Pitney Bowes, Inc.	257,029	1,364,824
RR Donnelley & Sons Co.	117,418	171,430
Team, Inc. (a)	47,959	263,775
UniFirst Corp.	23,010	4,357,404
US Ecology, Inc.	46,824	1,529,740
Viad Corp.	31,905	664,581
		19,824,287
COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN, Inc.	71,701	735,294
Applied Optoelectronics, Inc. (a) (b)	29,890	336,263
CalAmp Corp. (a)	52,518	377,604
Comtech Telecommunications Corp.	38,106	533,484
Digi International, Inc. (a)	43,389	678,170
Extreme Networks, Inc. (a)	188,315	757,026
Harmonic, Inc. (a) (b)	148,580	829,076
NETGEAR, Inc. (a)	45,425	1,399,998
Plantronics, Inc. (b)	56,578	669,884
Viavi Solutions, Inc. (a)	344,438	4,040,258
		10,357,057
CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. (a)	46,434	656,113
Arcosa, Inc.	72,937	3,215,792
Comfort Systems USA, Inc.	55,141	2,840,313
Granite Construction, Inc. (b)	69,348	1,221,218
MYR Group, Inc. (a)	25,323	941,509
		8,874,945
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a) (b)	24,879	722,486
CONSUMER FINANCE — 1.1%
Encore Capital Group, Inc. (a)	46,590	1,797,908
Enova International, Inc. (a)	46,368	759,971
EZCORP, Inc. Class A (a)	81,561	410,252
Green Dot Corp. Class A (a)	80,555	4,076,889
PRA Group, Inc. (a) (b)	68,866	2,751,197
World Acceptance Corp. (a) (b)	6,953	733,889
		10,530,106

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	55,051	$728,325
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	67,124	1,941,897
DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)	22,044	621,421
Perdoceo Education Corp. (a)	102,588	1,255,677
Regis Corp. (a) (b)	36,008	221,089
		2,098,187
DIVERSIFIED FINANCIAL SERVICES — 0.0% (c)
Calamos Asset Management, Inc. Class A (a) (d)	16,690	—
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
ATN International, Inc.	16,980	851,377
Cincinnati Bell, Inc. (a)	75,105	1,126,575
Cogent Communications Holdings, Inc.	63,512	3,813,895
Consolidated Communications Holdings, Inc. (a)	112,578	640,569
Iridium Communications, Inc. (a)	175,886	4,499,164
Vonage Holdings Corp. (a)	348,386	3,563,989
		14,495,569
ELECTRICAL EQUIPMENT — 0.6%
AZZ, Inc.	39,874	1,360,501
Encore Wire Corp.	30,866	1,432,800
Powell Industries, Inc.	14,173	341,994
Vicor Corp. (a)	31,707	2,464,585
		5,599,880
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Arlo Technologies, Inc. (a)	118,975	625,809
Badger Meter, Inc.	43,996	2,876,019
Bel Fuse, Inc. Class B	15,221	162,560
Benchmark Electronics, Inc.	55,356	1,115,423
CTS Corp.	48,719	1,073,280
Daktronics, Inc.	57,889	229,240
ePlus, Inc. (a)	20,608	1,508,506
Fabrinet (a)	55,433	3,493,942
FARO Technologies, Inc. (a)	26,380	1,608,652
Insight Enterprises, Inc. (a)	52,970	2,997,043
Itron, Inc. (a)	60,826	3,694,571
Knowles Corp. (a)	136,421	2,032,673
Methode Electronics, Inc.	55,721	1,588,048
MTS Systems Corp.	27,892	533,016
OSI Systems, Inc. (a)	25,481	1,977,580
PC Connection, Inc.	16,381	672,604
Plexus Corp. (a)	44,138	3,117,467
Rogers Corp. (a)	28,198	2,765,096
Sanmina Corp. (a)	102,397	2,769,839
Security Description	Shares	Value
ScanSource, Inc. (a)	39,201	$777,356
TTM Technologies, Inc. (a)	147,529	1,683,306
		37,302,030
ENERGY EQUIPMENT & SERVICES — 1.2%
Archrock, Inc.	190,443	1,024,583
Bristow Group, Inc. (a) (b)	34,864	740,860
Core Laboratories NV	65,967	1,006,657
DMC Global, Inc. (b)	22,382	737,263
Dril-Quip, Inc. (a)	52,111	1,290,268
Exterran Corp. (a)	41,602	173,064
Geospace Technologies Corp. (a)	20,569	127,117
Helix Energy Solutions Group, Inc. (a) (b)	207,642	500,417
Helmerich & Payne, Inc.	160,149	2,346,183
Matrix Service Co. (a)	40,918	341,665
Nabors Industries, Ltd. (b)	10,584	258,673
Newpark Resources, Inc. (a)	146,153	153,461
Oceaneering International, Inc. (a)	153,300	539,616
Oil States International, Inc. (a)	94,480	257,930
Patterson-UTI Energy, Inc.	279,682	797,094
ProPetro Holding Corp. (a)	125,679	510,257
RPC, Inc. (a) (b)	80,062	211,364
SEACOR Holdings, Inc. (a)	29,091	845,966
US Silica Holdings, Inc.	116,264	348,792
		12,211,230
ENTERTAINMENT — 0.2%
Glu Mobile, Inc. (a)	218,352	1,675,852
Marcus Corp.	36,072	278,836
		1,954,688
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.9%
Acadia Realty Trust REIT	128,205	1,346,153
Agree Realty Corp. REIT	81,217	5,168,650
Alexander & Baldwin, Inc. REIT (a)	109,759	1,230,398
American Assets Trust, Inc. REIT	74,420	1,792,778
Armada Hoffler Properties, Inc. REIT	87,401	809,333
Brandywine Realty Trust REIT (b)	257,648	2,664,080
CareTrust REIT, Inc.	144,613	2,573,388
Chatham Lodging Trust REIT	74,642	568,772
Community Healthcare Trust, Inc. REIT	32,344	1,512,405
CoreCivic, Inc. REIT	177,807	1,422,456
DiamondRock Hospitality Co. REIT	296,558	1,503,549
Diversified Healthcare Trust REIT	353,181	1,243,197
Easterly Government Properties, Inc. REIT	120,383	2,697,783

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Essential Properties Realty Trust, Inc. REIT	152,117	$2,786,784
Four Corners Property Trust, Inc. REIT	106,234	2,718,528
Franklin Street Properties Corp. REIT	142,040	519,866
Getty Realty Corp. REIT	53,241	1,384,798
Global Net Lease, Inc. REIT	133,264	2,118,898
Hersha Hospitality Trust REIT	54,424	301,509
Independence Realty Trust, Inc. REIT (b)	140,820	1,632,104
Industrial Logistics Properties Trust REIT	97,043	2,122,330
Innovative Industrial Properties, Inc. REIT (b)	32,604	4,046,483
Investors Real Estate Trust REIT	19,412	1,265,080
iStar, Inc. REIT (b)	113,940	1,345,631
Kite Realty Group Trust REIT	125,107	1,448,739
Lexington Realty Trust REIT	417,501	4,362,886
LTC Properties, Inc. REIT	58,364	2,034,569
Mack-Cali Realty Corp. REIT	128,176	1,617,581
National Storage Affiliates Trust REIT (b)	93,440	3,056,422
NexPoint Residential Trust, Inc. REIT	33,361	1,479,560
Office Properties Income Trust REIT	71,691	1,485,438
Retail Opportunity Investments Corp. REIT	175,435	1,827,156
Retail Properties of America, Inc. Class A REIT	318,845	1,852,490
RPT Realty REIT	121,983	663,588
Safehold, Inc. REIT	20,934	1,300,001
Saul Centers, Inc. REIT	18,521	492,288
SITE Centers Corp. REIT	224,118	1,613,650
Summit Hotel Properties, Inc. REIT	160,413	830,939
Tanger Factory Outlet Centers, Inc. REIT (b)	138,201	833,352
Uniti Group, Inc. REIT	293,155	3,088,388
Universal Health Realty Income Trust REIT	19,301	1,099,964
Urstadt Biddle Properties, Inc. Class A REIT	46,937	431,820
Washington Prime Group, Inc. REIT (b)	293,454	189,982
Washington Real Estate Investment Trust	124,450	2,505,179
Whitestone REIT	64,355	386,130
Xenia Hotels & Resorts, Inc. REIT	169,016	1,483,961
		78,859,036
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	45,336	869,091
Chefs' Warehouse, Inc. (a)	48,481	704,914
PriceSmart, Inc.	35,218	2,340,236
Security Description	Shares	Value
SpartanNash Co.	54,227	$886,612
United Natural Foods, Inc. (a)	83,112	1,235,875
		6,036,728
FOOD PRODUCTS — 1.2%
B&G Foods, Inc. (b)	96,895	2,690,774
Calavo Growers, Inc.	24,627	1,632,031
Cal-Maine Foods, Inc. (a)	56,306	2,160,461
Fresh Del Monte Produce, Inc.	45,723	1,047,971
J&J Snack Foods Corp.	22,284	2,905,611
John B Sanfilippo & Son, Inc.	13,541	1,020,721
Seneca Foods Corp. Class A (a)	10,114	361,373
		11,818,942
GAS UTILITIES — 0.7%
Chesapeake Utilities Corp.	24,900	2,099,070
Northwest Natural Holding Co.	45,443	2,062,658
South Jersey Industries, Inc.	151,878	2,926,689
		7,088,417
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
AngioDynamics, Inc. (a)	58,054	700,131
Cardiovascular Systems, Inc. (a)	59,069	2,324,365
CONMED Corp.	43,152	3,394,768
CryoLife, Inc. (a)	56,538	1,044,257
Cutera, Inc. (a)	26,993	512,057
Glaukos Corp. (a) (b)	67,464	3,340,817
Heska Corp. (a) (b)	13,446	1,328,330
Inogen, Inc. (a)	28,243	819,047
Integer Holdings Corp. (a)	49,582	2,925,834
Invacare Corp.	52,520	394,950
Lantheus Holdings, Inc. (a)	100,628	1,274,957
LeMaitre Vascular, Inc.	25,863	841,323
Meridian Bioscience, Inc. (a)	63,447	1,077,330
Merit Medical Systems, Inc. (a)	73,667	3,204,515
Mesa Laboratories, Inc.	7,294	1,858,219
Natus Medical, Inc. (a)	50,137	858,847
Neogen Corp. (a)	79,931	6,254,601
OraSure Technologies, Inc. (a)	108,736	1,323,317
Orthofix Medical, Inc. (a)	29,126	906,984
Surmodics, Inc. (a)	21,058	819,367
Tactile Systems Technology, Inc. (a) (b)	29,435	1,077,027
Varex Imaging Corp. (a)	60,743	772,651
Zynex, Inc. (a) (b)	28,518	497,639
		37,551,333
HEALTH CARE PROVIDERS & SERVICES — 3.8%
Addus HomeCare Corp. (a)	22,169	2,095,192
AMN Healthcare Services, Inc. (a)	70,866	4,142,826
BioTelemetry, Inc. (a)	51,681	2,355,620
Community Health Systems, Inc. (a)	171,337	723,042
CorVel Corp. (a)	13,888	1,186,452

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Covetrus, Inc. (a)	148,114	$3,613,982
Cross Country Healthcare, Inc. (a)	50,660	328,783
Ensign Group, Inc.	76,264	4,351,624
Fulgent Genetics, Inc. (a) (b)	17,473	699,619
Hanger, Inc. (a)	58,503	925,517
Magellan Health, Inc. (a)	33,568	2,543,783
Owens & Minor, Inc.	96,432	2,421,407
Providence Service Corp. (a)	18,509	1,719,671
R1 RCM, Inc. (a)	174,578	2,994,013
RadNet, Inc. (a)	64,833	995,186
Select Medical Holdings Corp. (a)	161,807	3,368,822
The Pennant Group, Inc. (a)	38,410	1,481,090
Tivity Health, Inc. (a) (b)	55,229	774,311
US Physical Therapy, Inc.	19,103	1,659,669
		38,380,609
HEALTH CARE TECHNOLOGY — 1.5%
Allscripts Healthcare Solutions, Inc. (a)	242,517	1,974,088
Computer Programs & Systems, Inc.	18,978	523,983
HealthStream, Inc. (a)	39,573	794,230
HMS Holdings Corp. (a)	133,592	3,199,528
NextGen Healthcare, Inc. (a)	82,019	1,044,922
Omnicell, Inc. (a)	64,495	4,815,197
Simulations Plus, Inc.	22,484	1,694,394
Tabula Rasa HealthCare, Inc. (a) (b)	31,789	1,296,038
		15,342,380
HOTELS, RESTAURANTS & LEISURE — 1.6%
BJ's Restaurants, Inc. (b)	33,241	978,615
Bloomin' Brands, Inc.	118,481	1,809,205
Brinker International, Inc.	68,027	2,906,113
Cheesecake Factory, Inc. (b)	62,235	1,726,399
Chuy's Holdings, Inc. (a)	28,962	567,076
Dave & Buster's Entertainment, Inc. (b)	72,153	1,093,840
Dine Brands Global, Inc.	24,363	1,329,976
El Pollo Loco Holdings, Inc. (a)	28,769	466,058
Fiesta Restaurant Group, Inc. (a)	24,937	233,660
Monarch Casino & Resort, Inc. (a)	19,384	864,526
Red Robin Gourmet Burgers, Inc. (a) (b)	24,138	317,656
Ruth's Hospitality Group, Inc.	49,296	545,214
Shake Shack, Inc. Class A (a) (b)	53,648	3,459,223
		16,297,561
HOUSEHOLD DURABLES — 3.1%
Cavco Industries, Inc. (a)	12,895	2,325,097
Century Communities, Inc. (a)	43,138	1,826,032
Ethan Allen Interiors, Inc.	31,952	432,630
Security Description	Shares	Value
Installed Building Products, Inc. (a)	34,148	$3,474,559
iRobot Corp. (a) (b)	42,065	3,192,733
La-Z-Boy, Inc.	68,466	2,165,580
LGI Homes, Inc. (a)	33,302	3,868,693
M/I Homes, Inc. (a)	42,461	1,955,329
MDC Holdings, Inc.	75,611	3,561,278
Meritage Homes Corp. (a)	56,722	6,261,542
Tupperware Brands Corp.	73,119	1,474,079
Universal Electronics, Inc. (a)	20,858	787,181
		31,324,733
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a)	14,148	564,930
Central Garden & Pet Co. Class A (a)	57,808	2,089,181
WD-40 Co.	20,651	3,909,441
		6,563,552
INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	54,579	1,174,540
INSURANCE — 3.5%
Ambac Financial Group, Inc. (a)	70,738	903,324
American Equity Investment Life Holding Co.	138,877	3,053,905
AMERISAFE, Inc.	28,882	1,656,672
eHealth, Inc. (a)	38,873	3,070,967
Employers Holdings, Inc.	44,631	1,350,088
HCI Group, Inc.	9,106	448,835
Horace Mann Educators Corp.	61,589	2,057,073
James River Group Holdings, Ltd.	45,485	2,025,447
Kinsale Capital Group, Inc.	31,997	6,085,189
Palomar Holdings, Inc. (a)	32,702	3,408,857
ProAssurance Corp.	82,005	1,282,558
Safety Insurance Group, Inc.	21,289	1,470,857
Stewart Information Services Corp.	39,743	1,737,961
Third Point Reinsurance, Ltd. (a)	122,594	852,028
Trupanion, Inc. (a) (b)	48,941	3,861,445
United Fire Group, Inc.	32,766	665,805
United Insurance Holdings Corp.	32,856	199,107
Universal Insurance Holdings, Inc.	42,733	591,425
		34,721,543
INTERACTIVE MEDIA & SERVICES — 0.1%
QuinStreet, Inc. (a)	73,499	1,164,224
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Liquidity Services, Inc. (a)	41,381	308,702
PetMed Express, Inc. (b)	31,205	986,702
Shutterstock, Inc.	32,800	1,706,912
Stamps.com, Inc. (a)	26,534	6,393,368
		9,395,684

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
IT SERVICES — 2.3%
Cardtronics PLC Class A (a)	53,187	$1,053,103
CSG Systems International, Inc.	49,221	2,015,600
EVERTEC, Inc.	90,036	3,125,150
ExlService Holdings, Inc. (a)	51,630	3,406,031
ManTech International Corp. Class A	40,992	2,823,529
NIC, Inc.	99,770	1,965,469
Perficient, Inc. (a)	49,980	2,136,145
Sykes Enterprises, Inc. (a)	60,555	2,071,586
TTEC Holdings, Inc.	27,411	1,495,270
Unisys Corp. (a)	93,374	996,301
Virtusa Corp. (a)	42,309	2,079,910
		23,168,094
LEISURE EQUIPMENT & PRODUCTS — 1.1%
Callaway Golf Co.	142,218	2,722,053
Sturm Ruger & Co., Inc.	26,515	1,621,657
Vista Outdoor, Inc. (a)	86,319	1,741,917
YETI Holdings, Inc. (a)	112,833	5,113,592
		11,199,219
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Luminex Corp.	65,498	1,719,323
NeoGenomics, Inc. (a)	166,434	6,139,750
		7,859,073
MACHINERY — 6.0%
Alamo Group, Inc.	14,726	1,590,850
Albany International Corp. Class A	46,426	2,298,551
Astec Industries, Inc.	33,572	1,821,281
Barnes Group, Inc.	69,266	2,475,567
Chart Industries, Inc. (a)	53,220	3,739,769
CIRCOR International, Inc. (a)	30,331	829,553
Enerpac Tool Group Corp.	88,926	1,672,698
EnPro Industries, Inc.	30,533	1,722,367
ESCO Technologies, Inc.	39,342	3,169,391
Federal Signal Corp.	91,285	2,670,086
Franklin Electric Co., Inc.	57,875	3,404,786
Greenbrier Cos., Inc.	48,606	1,429,016
Hillenbrand, Inc.	112,824	3,199,689
John Bean Technologies Corp.	47,895	4,401,072
Lindsay Corp.	16,519	1,597,057
Lydall, Inc. (a)	24,611	407,066
Meritor, Inc. (a)	107,685	2,254,924
Mueller Industries, Inc.	84,580	2,288,735
Proto Labs, Inc. (a)	40,288	5,217,296
SPX Corp. (a)	67,485	3,129,954
SPX FLOW, Inc. (a)	64,126	2,745,875
Standex International Corp.	18,849	1,115,861
Tennant Co.	27,633	1,667,928
Titan International, Inc.	80,531	232,735
Wabash National Corp.	80,245	959,730
Security Description	Shares	Value
Watts Water Technologies, Inc. Class A	41,432	$4,149,415
		60,191,252
MARINE — 0.3%
Matson, Inc.	64,226	2,574,820
MEDIA — 0.5%
EW Scripps Co. Class A	86,739	992,294
Gannett Co., Inc. (b)	199,657	259,554
Meredith Corp. (b)	61,738	810,003
Scholastic Corp.	46,121	968,080
TechTarget, Inc. (a)	34,796	1,529,632
		4,559,563
METALS & MINING — 1.5%
Allegheny Technologies, Inc. (a)	188,328	1,642,220
Arconic Corp. (a)	146,630	2,793,301
Carpenter Technology Corp.	71,174	1,292,520
Century Aluminum Co. (a)	77,765	553,687
Cleveland-Cliffs, Inc. (b)	602,286	3,866,676
Haynes International, Inc.	19,633	335,528
Kaiser Aluminum Corp.	23,466	1,257,543
Materion Corp.	30,159	1,569,173
Olympic Steel, Inc.	14,021	159,278
SunCoke Energy, Inc.	129,623	443,311
TimkenSteel Corp. (a)	62,650	222,407
Warrior Met Coal, Inc.	77,870	1,330,020
		15,465,664
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.1%
Apollo Commercial Real Estate Finance, Inc. REIT	202,096	1,820,885
ARMOUR Residential REIT, Inc.	97,746	929,564
Capstead Mortgage Corp. REIT	142,600	801,412
Granite Point Mortgage Trust, Inc. REIT (b)	85,600	606,904
Invesco Mortgage Capital, Inc. REIT (b)	281,219	762,103
KKR Real Estate Finance Trust, Inc. REIT (b)	40,153	663,729
New York Mortgage Trust, Inc. REIT	561,271	1,431,241
PennyMac Mortgage Investment Trust REIT	147,914	2,376,978
Ready Capital Corp. REIT	62,878	704,234
Redwood Trust, Inc. REIT	170,619	1,283,055
		11,380,105
MULTI-UTILITIES — 0.4%
Avista Corp.	102,502	3,497,368
MULTILINE RETAIL — 0.5%
Big Lots, Inc.	53,939	2,405,679
Macy's, Inc. (b)	468,711	2,671,653
		5,077,332
OIL, GAS & CONSUMABLE FUELS — 1.6%
Bonanza Creek Energy, Inc. (a)	29,364	552,043

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Callon Petroleum Co. (a) (b)	60,948	$293,769
CONSOL Energy, Inc. (a)	42,527	188,395
Dorian LPG, Ltd. (a)	49,194	394,044
Green Plains, Inc. (a)	51,649	799,526
Gulfport Energy Corp. (a) (b)	230,304	121,393
Laredo Petroleum, Inc. (a) (b)	14,642	143,492
Matador Resources Co. (a) (b)	163,115	1,347,330
Oasis Petroleum, Inc. (a) (b)	456,906	127,934
Par Pacific Holdings, Inc. (a)	59,415	402,239
PBF Energy, Inc. Class A (b)	142,314	809,767
PDC Energy, Inc. (a)	150,750	1,868,546
Penn Virginia Corp. (a)	20,382	200,763
QEP Resources, Inc.	368,833	332,982
Range Resources Corp.	386,861	2,561,020
Renewable Energy Group, Inc. (a)	59,368	3,171,439
REX American Resources Corp. (a)	8,391	550,533
SM Energy Co.	166,354	264,503
Southwestern Energy Co. (a)	901,414	2,118,323
Talos Energy, Inc. (a) (b)	31,709	204,523
		16,452,564
PAPER & FOREST PRODUCTS — 0.7%
Boise Cascade Co.	58,400	2,331,328
Clearwater Paper Corp. (a)	25,565	969,936
Glatfelter Corp. (a)	67,330	927,134
Mercer International, Inc.	62,845	414,777
Neenah, Inc.	25,525	956,422
Schweitzer-Mauduit International, Inc.	46,581	1,415,597
		7,015,194
PERSONAL PRODUCTS — 0.5%
Inter Parfums, Inc.	26,904	1,004,864
Medifast, Inc.	17,737	2,916,850
USANA Health Sciences, Inc. (a)	17,821	1,312,517
		5,234,231
PHARMACEUTICALS — 1.3%
AMAG Pharmaceuticals, Inc. (a)	44,350	416,890
Amphastar Pharmaceuticals, Inc. (a)	54,133	1,014,994
ANI Pharmaceuticals, Inc. (a)	14,498	408,989
Corcept Therapeutics, Inc. (a)	157,071	2,733,821
Endo International PLC (a)	340,607	1,124,003
Innoviva, Inc. (a)	95,796	1,001,068
Lannett Co., Inc. (a) (b)	50,983	311,506
Pacira BioSciences, Inc. (a)	64,496	3,877,499
Phibro Animal Health Corp. Class A	30,635	533,049
Supernus Pharmaceuticals, Inc. (a)	78,298	1,631,730
		13,053,549
PROFESSIONAL SERVICES — 1.1%
Exponent, Inc.	77,818	5,605,230
Security Description	Shares	Value
Forrester Research, Inc. (a)	16,917	$554,708
Heidrick & Struggles International, Inc.	30,218	593,784
Kelly Services, Inc. Class A	50,619	862,548
Korn Ferry	84,464	2,449,456
Resources Connection, Inc.	47,721	551,178
TrueBlue, Inc. (a)	54,807	848,960
		11,465,864
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Marcus & Millichap, Inc. (a)	35,830	986,042
RE/MAX Holdings, Inc. Class A	26,776	876,378
Realogy Holdings Corp. (b)	175,479	1,656,522
St. Joe Co. (a)	46,819	965,876
		4,484,818
ROAD & RAIL — 0.9%
ArcBest Corp.	38,498	1,195,748
Heartland Express, Inc.	75,258	1,399,799
Marten Transport, Ltd.	87,986	1,435,932
Saia, Inc. (a)	39,424	4,972,943
		9,004,422
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Advanced Energy Industries, Inc. (a)	57,876	3,642,715
Axcelis Technologies, Inc. (a)	49,411	1,087,042
Brooks Automation, Inc.	111,270	5,147,350
CEVA, Inc. (a)	33,782	1,329,997
Cohu, Inc.	62,601	1,075,485
Diodes, Inc. (a)	63,408	3,579,382
DSP Group, Inc. (a)	34,937	460,470
FormFactor, Inc. (a)	115,130	2,870,191
Ichor Holdings, Ltd. (a)	35,720	770,480
Kulicke & Soffa Industries, Inc.	92,017	2,061,181
MaxLinear, Inc. (a) (b)	99,098	2,303,037
Onto Innovation, Inc. (a)	72,974	2,173,166
PDF Solutions, Inc. (a)	43,643	816,560
Photronics, Inc. (a)	97,556	971,658
Power Integrations, Inc.	90,109	4,992,039
Rambus, Inc. (a)	171,949	2,353,982
SMART Global Holdings, Inc. (a)	20,909	571,652
Ultra Clean Holdings, Inc. (a) (b)	59,194	1,270,303
Veeco Instruments, Inc. (a)	76,392	891,495
		38,368,185
SOFTWARE — 2.6%
8x8, Inc. (a)	157,536	2,449,685
Agilysys, Inc. (a)	30,692	741,519
Alarm.com Holdings, Inc. (a)	67,271	3,716,723
Bottomline Technologies DE, Inc. (a)	57,925	2,442,118
Ebix, Inc. (b)	35,869	738,901
LivePerson, Inc. (a) (b)	92,825	4,825,972
MicroStrategy, Inc. Class A (a)	10,817	1,628,607

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
OneSpan, Inc. (a)	50,564	$1,059,821
Progress Software Corp.	68,024	2,495,120
SPS Commerce, Inc. (a)	52,979	4,125,475
Xperi Holding Corp.	161,446	1,855,015
		26,078,956
SPECIALTY RETAIL — 3.3%
Abercrombie & Fitch Co. Class A	93,728	1,305,631
America's Car-Mart, Inc. (a)	9,484	805,002
Asbury Automotive Group, Inc. (a)	29,104	2,836,185
Barnes & Noble Education, Inc. (a)	40,544	104,604
Bed Bath & Beyond, Inc. (b)	190,391	2,852,057
Boot Barn Holdings, Inc. (a) (b)	43,886	1,234,952
Buckle, Inc. (b)	43,460	886,149
Caleres, Inc.	57,013	545,044
Cato Corp. Class A	33,155	259,272
Chico's FAS, Inc.	195,589	190,210
Children's Place, Inc. (b)	22,485	637,450
Conn's, Inc. (a)	29,072	307,582
Designer Brands, Inc. Class A (b)	85,161	462,424
GameStop Corp. Class A (a) (b)	80,283	818,887
Genesco, Inc. (a)	21,803	469,637
Group 1 Automotive, Inc.	25,601	2,262,872
Guess?, Inc. (b)	55,352	643,190
Haverty Furniture Cos., Inc.	27,074	566,930
Hibbett Sports, Inc. (a)	25,416	996,815
Lumber Liquidators Holdings, Inc. (a)	42,712	941,800
MarineMax, Inc. (a)	32,099	823,981
Michaels Cos., Inc. (a) (b)	109,282	1,055,118
Monro, Inc.	49,575	2,011,258
ODP Corp.	78,345	1,523,810
Rent-A-Center, Inc.	72,128	2,155,906
Shoe Carnival, Inc.	13,504	453,464
Signet Jewelers, Ltd. (b)	77,747	1,453,869
Sleep Number Corp. (a)	41,803	2,044,585
Sonic Automotive, Inc. Class A (b)	35,871	1,440,579
Zumiez, Inc. (a)	31,759	883,535
		32,972,798
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
3D Systems Corp. (a) (b)	180,572	886,609
Diebold Nixdorf, Inc. (a) (b)	116,832	892,596
		1,779,205
TEXTILES, APPAREL & LUXURY GOODS — 1.9%
Capri Holdings, Ltd. (a)	226,839	4,083,102
Crocs, Inc. (a)	101,733	4,347,051
Fossil Group, Inc. (a)	71,034	407,735
G-III Apparel Group, Ltd. (a)	63,975	838,712
Kontoor Brands, Inc. (a) (b)	69,600	1,684,320
Security Description	Shares	Value
Movado Group, Inc.	25,202	$250,508
Oxford Industries, Inc.	25,511	1,029,624
Steven Madden, Ltd.	116,964	2,280,798
Unifi, Inc. (a)	22,846	293,343
Vera Bradley, Inc. (a)	35,797	218,720
Wolverine World Wide, Inc.	123,619	3,194,315
		18,628,228
THRIFTS & MORTGAGE FINANCE — 1.7%
Axos Financial, Inc. (a)	77,045	1,795,919
Flagstar Bancorp, Inc.	63,243	1,873,890
HomeStreet, Inc.	33,579	864,995
Meta Financial Group, Inc.	52,609	1,011,145
Mr Cooper Group, Inc. (a)	108,290	2,417,033
NMI Holdings, Inc. Class A (a)	126,290	2,247,962
Northfield Bancorp, Inc.	73,044	666,162
Northwest Bancshares, Inc.	190,141	1,749,297
Provident Financial Services, Inc.	108,496	1,323,651
TrustCo Bank Corp. NY	149,291	779,299
Walker & Dunlop, Inc.	43,069	2,282,657
		17,012,010
TOBACCO — 0.3%
Universal Corp.	36,425	1,525,479
Vector Group, Ltd.	189,337	1,834,676
		3,360,155
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	58,485	3,222,523
DXP Enterprises, Inc. (a)	24,975	402,847
Foundation Building Materials, Inc. (a)	32,944	517,880
GMS, Inc. (a)	65,080	1,568,428
NOW, Inc. (a)	167,923	762,370
Veritiv Corp. (a)	19,591	248,022
		6,722,070
WATER UTILITIES — 0.7%
American States Water Co.	55,601	4,167,295
California Water Service Group	73,819	3,207,435
		7,374,730
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Shenandoah Telecommunications Co.	75,203	3,341,646
Spok Holdings, Inc.	26,326	250,360
		3,592,006
TOTAL COMMON STOCKS (Cost $1,125,089,665)		1,008,677,725
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e) (f)	343,496	343,565

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	45,163,748	$45,163,748
TOTAL SHORT-TERM INVESTMENTS (Cost $45,507,327)		45,507,313
TOTAL INVESTMENTS — 105.3% (Cost $1,170,596,992)		1,054,185,038
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(53,287,970)
NET ASSETS — 100.0%		$1,000,897,068
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,008,677,725	$—	$0(a)	$1,008,677,725
Short-Term Investments	45,507,313	—	—	45,507,313
TOTAL INVESTMENTS	$1,054,185,038	$—	$0	$1,054,185,038
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2020.
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,340,365	$1,340,901	$8,356,743	$9,353,918	$(147)	$(14)	343,496	$343,565	$369
State Street Navigator Securities Lending Portfolio II	41,606,556	41,606,556	46,810,886	43,253,694	—	—	45,163,748	45,163,748	151,457
Total		$42,947,457	$55,167,629	$52,607,612	$(147)	$(14)		$45,507,313	$151,826
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.8%
AEROSPACE & DEFENSE — 1.7%
Aerojet Rocketdyne Holdings, Inc. (a)	313,763	$12,516,006
AeroVironment, Inc. (a)	55,302	3,318,673
Cubic Corp.	67,702	3,938,226
Moog, Inc. Class A	63,189	4,014,397
Triumph Group, Inc. (b)	226,653	1,475,511
		25,262,813
AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	118,626	6,806,760
AIRLINES — 0.4%
Allegiant Travel Co.	55,068	6,597,146
AUTO COMPONENTS — 1.3%
Dorman Products, Inc. (a)	66,128	5,976,649
Gentherm, Inc. (a)	66,487	2,719,318
LCI Industries	108,016	11,481,021
		20,176,988
AUTOMOBILES — 0.5%
Winnebago Industries, Inc.	144,995	7,491,892
BANKS — 4.5%
Ameris Bancorp	135,744	3,092,248
BancFirst Corp.	42,329	1,728,716
BankUnited, Inc.	84,436	1,849,993
Brookline Bancorp, Inc.	148,143	1,280,696
Central Pacific Financial Corp.	63,218	857,868
City Holding Co.	40,769	2,348,702
Community Bank System, Inc.	131,333	7,152,395
CVB Financial Corp.	259,132	4,309,365
FB Financial Corp.	29,554	742,396
First BanCorp	434,590	2,268,560
First Commonwealth Financial Corp.	236,063	1,827,128
First Hawaiian, Inc.	187,148	2,708,032
Independent Bank Corp.	90,746	4,753,276
Independent Bank Group, Inc.	43,389	1,916,926
National Bank Holdings Corp. Class A	93,252	2,447,865
NBT Bancorp, Inc.	96,353	2,584,187
Park National Corp. (b)	22,929	1,879,261
Preferred Bank	57,459	1,845,583
Seacoast Banking Corp. of Florida (a)	127,961	2,307,137
ServisFirst Bancshares, Inc.	198,709	6,762,067
Tompkins Financial Corp.	29,362	1,668,055
Triumph Bancorp, Inc. (a)	68,668	2,138,322
United Community Banks, Inc.	256,603	4,344,289
Veritex Holdings, Inc.	108,866	1,853,988
Westamerica Bancorporation	61,633	3,349,754
		68,016,809
BEVERAGES — 0.5%
Coca-Cola Consolidated, Inc.	19,660	4,731,769
Security Description	Shares	Value
MGP Ingredients, Inc. (b)	24,584	$976,968
National Beverage Corp. (a) (b)	23,643	1,607,960
		7,316,697
BIOTECHNOLOGY — 2.8%
Anika Therapeutics, Inc. (a)	60,214	2,130,974
Coherus Biosciences, Inc. (a) (b)	190,702	3,497,475
Cytokinetics, Inc. (a)	167,851	3,633,974
Eagle Pharmaceuticals, Inc. (a)	51,303	2,179,351
Enanta Pharmaceuticals, Inc. (a)	75,764	3,468,476
Momenta Pharmaceuticals, Inc. (a)	307,625	16,144,160
REGENXBIO, Inc. (a)	126,617	3,484,500
Spectrum Pharmaceuticals, Inc. (a)	259,467	1,058,625
Vanda Pharmaceuticals, Inc. (a)	138,629	1,339,156
Xencor, Inc. (a) (b)	138,297	5,364,541
		42,301,232
BUILDING PRODUCTS — 4.3%
AAON, Inc.	175,061	10,547,425
American Woodmark Corp. (a)	72,062	5,659,750
Apogee Enterprises, Inc.	55,756	1,191,506
Gibraltar Industries, Inc. (a)	97,552	6,354,537
Griffon Corp.	190,309	3,718,638
Patrick Industries, Inc.	93,446	5,375,014
Simpson Manufacturing Co., Inc.	186,365	18,107,223
UFP Industries, Inc.	262,404	14,828,450
		65,782,543
CAPITAL MARKETS — 0.6%
Blucora, Inc. (a)	118,605	1,117,259
Brightsphere Investment Group, Inc.	155,402	2,004,686
Greenhill & Co., Inc.	30,578	347,060
Piper Sandler Cos.	27,336	1,995,528
Virtus Investment Partners, Inc.	30,516	4,231,044
		9,695,577
CHEMICALS — 2.3%
American Vanguard Corp.	64,166	843,141
Balchem Corp.	138,804	13,551,435
HB Fuller Co.	124,616	5,704,920
Innospec, Inc.	104,113	6,592,435
Koppers Holdings, Inc. (a)	89,563	1,872,762
Stepan Co.	49,591	5,405,419
Tredegar Corp.	65,295	970,937
		34,941,049
COMMERCIAL SERVICES & SUPPLIES — 1.8%
Brady Corp. Class A	139,588	5,586,312
Deluxe Corp.	82,172	2,114,286
Harsco Corp. (a)	163,217	2,270,348
Interface, Inc.	159,148	973,986

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
RR Donnelley & Sons Co.	323,324	$472,053
UniFirst Corp.	65,409	12,386,502
US Ecology, Inc.	64,157	2,096,009
Viad Corp.	51,839	1,079,806
		26,979,302
COMMUNICATIONS EQUIPMENT — 1.3%
Comtech Telecommunications Corp.	104,764	1,466,696
Digi International, Inc. (a)	123,024	1,922,865
Extreme Networks, Inc. (a)	532,077	2,138,950
Harmonic, Inc. (a) (b)	423,360	2,362,349
Viavi Solutions, Inc. (a)	980,095	11,496,514
		19,387,374
CONSTRUCTION & ENGINEERING — 0.4%
Comfort Systems USA, Inc.	106,681	5,495,138
MYR Group, Inc. (a)	33,297	1,237,983
		6,733,121
CONSUMER FINANCE — 0.4%
Enova International, Inc. (a)	127,653	2,092,233
PRA Group, Inc. (a)	92,110	3,679,794
		5,772,027
DIVERSIFIED CONSUMER SERVICES — 0.1%
Perdoceo Education Corp. (a)	134,484	1,646,084
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
Cogent Communications Holdings, Inc.	180,736	10,853,197
Iridium Communications, Inc. (a)	237,291	6,069,904
Vonage Holdings Corp. (a)	440,310	4,504,371
		21,427,472
ELECTRICAL EQUIPMENT — 0.6%
Encore Wire Corp.	51,565	2,393,647
Vicor Corp. (a)	88,889	6,909,342
		9,302,989
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.5%
Arlo Technologies, Inc. (a)	177,388	933,061
Badger Meter, Inc.	77,707	5,079,706
Benchmark Electronics, Inc.	78,778	1,587,377
CTS Corp.	74,455	1,640,244
ePlus, Inc. (a)	26,680	1,952,976
Fabrinet (a)	157,861	9,949,979
FARO Technologies, Inc. (a)	38,463	2,345,474
Insight Enterprises, Inc. (a)	75,849	4,291,536
Itron, Inc. (a)	173,184	10,519,196
Knowles Corp. (a)	279,633	4,166,532
Methode Electronics, Inc.	111,233	3,170,140
OSI Systems, Inc. (a)	71,305	5,533,981
PC Connection, Inc.	18,796	771,764
Plexus Corp. (a)	125,682	8,876,920
Security Description	Shares	Value
Rogers Corp. (a)	80,317	$7,875,885
		68,694,771
ENERGY EQUIPMENT & SERVICES — 0.4%
Core Laboratories NV	73,570	1,122,678
DMC Global, Inc. (b)	63,129	2,079,469
Geospace Technologies Corp. (a)	62,166	384,186
Helix Energy Solutions Group, Inc. (a) (b)	597,847	1,440,811
Newpark Resources, Inc. (a)	208,635	219,067
SEACOR Holdings, Inc. (a)	43,158	1,255,035
		6,501,246
ENTERTAINMENT — 0.3%
Glu Mobile, Inc. (a)	622,832	4,780,236
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.8%
Acadia Realty Trust REIT	201,093	2,111,477
Agree Realty Corp. REIT	230,988	14,700,076
Alexander & Baldwin, Inc. REIT (a)	137,150	1,537,452
American Assets Trust, Inc. REIT	127,555	3,072,800
Armada Hoffler Properties, Inc. REIT	111,210	1,029,805
Brandywine Realty Trust REIT (b)	274,721	2,840,615
CareTrust REIT, Inc.	198,813	3,537,877
Community Healthcare Trust, Inc. REIT	90,520	4,232,715
Easterly Government Properties, Inc. REIT	189,126	4,238,314
Essential Properties Realty Trust, Inc. REIT	431,921	7,912,793
Four Corners Property Trust, Inc. REIT	175,885	4,500,897
Getty Realty Corp. REIT	80,554	2,095,210
Independence Realty Trust, Inc. REIT (b)	228,899	2,652,939
Innovative Industrial Properties, Inc. REIT (b)	92,455	11,474,590
Investors Real Estate Trust REIT	42,018	2,738,313
Lexington Realty Trust REIT	574,865	6,007,339
LTC Properties, Inc. REIT	88,150	3,072,909
National Storage Affiliates Trust REIT (b)	149,532	4,891,192
NexPoint Residential Trust, Inc. REIT	69,474	3,081,172
Retail Opportunity Investments Corp. REIT	277,726	2,892,516
Retail Properties of America, Inc. Class A REIT	336,036	1,952,369
Safehold, Inc. REIT (b)	59,782	3,712,462
Saul Centers, Inc. REIT	30,639	814,385
SITE Centers Corp. REIT	170,007	1,224,050

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Universal Health Realty Income Trust REIT	54,352	$3,097,520
Urstadt Biddle Properties, Inc. Class A REIT	85,820	789,544
Washington Real Estate Investment Trust	167,541	3,372,600
		103,583,931
FOOD & STAPLES RETAILING — 0.2%
PriceSmart, Inc.	43,494	2,890,176
FOOD PRODUCTS — 0.9%
Calavo Growers, Inc.	39,338	2,606,929
J&J Snack Foods Corp.	64,219	8,373,516
John B Sanfilippo & Son, Inc.	37,371	2,817,026
		13,797,471
GAS UTILITIES — 0.8%
Chesapeake Utilities Corp.	45,700	3,852,510
Northwest Natural Holding Co.	64,693	2,936,415
South Jersey Industries, Inc.	281,365	5,421,904
		12,210,829
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Cardiovascular Systems, Inc. (a)	168,175	6,617,686
CONMED Corp.	122,742	9,656,113
CryoLife, Inc. (a)	91,026	1,681,250
Cutera, Inc. (a)	77,263	1,465,679
Glaukos Corp. (a) (b)	191,950	9,505,364
Heska Corp. (a) (b)	19,079	1,884,815
Inogen, Inc. (a)	48,671	1,411,459
Lantheus Holdings, Inc. (a)	160,760	2,036,829
LeMaitre Vascular, Inc.	70,940	2,307,678
Mesa Laboratories, Inc.	12,548	3,196,729
Natus Medical, Inc. (a)	79,250	1,357,553
Neogen Corp. (a)	145,694	11,400,556
Orthofix Medical, Inc. (a)	38,229	1,190,451
Surmodics, Inc. (a)	31,551	1,227,649
Tactile Systems Technology, Inc. (a)	44,434	1,625,840
Varex Imaging Corp. (a)	99,374	1,264,037
Zynex, Inc. (a) (b)	82,334	1,436,728
		59,266,416
HEALTH CARE PROVIDERS & SERVICES — 4.1%
Addus HomeCare Corp. (a)	63,118	5,965,282
AMN Healthcare Services, Inc. (a)	107,591	6,289,770
BioTelemetry, Inc. (a)	144,852	6,602,354
Community Health Systems, Inc. (a)	476,644	2,011,438
CorVel Corp. (a)	38,902	3,323,398
Ensign Group, Inc.	132,688	7,571,177
Fulgent Genetics, Inc. (a) (b)	50,000	2,002,000
Hanger, Inc. (a)	163,839	2,591,933
R1 RCM, Inc. (a)	496,869	8,521,303
Security Description	Shares	Value
RadNet, Inc. (a) (b)	185,140	$2,841,899
Select Medical Holdings Corp. (a)	236,279	4,919,329
The Pennant Group, Inc. (a)	106,703	4,114,468
US Physical Therapy, Inc.	54,450	4,730,616
		61,484,967
HEALTH CARE TECHNOLOGY — 1.5%
HealthStream, Inc. (a)	73,804	1,481,246
HMS Holdings Corp. (a)	206,339	4,941,819
NextGen Healthcare, Inc. (a)	131,330	1,673,144
Omnicell, Inc. (a)	115,853	8,649,585
Simulations Plus, Inc.	64,104	4,830,878
Tabula Rasa HealthCare, Inc. (a) (b)	34,938	1,424,422
		23,001,094
HOTELS, RESTAURANTS & LEISURE — 1.6%
Bloomin' Brands, Inc.	229,667	3,507,015
Chuy's Holdings, Inc. (a)	83,485	1,634,636
Dave & Buster's Entertainment, Inc. (b)	114,669	1,738,382
Dine Brands Global, Inc. (b)	70,658	3,857,220
El Pollo Loco Holdings, Inc. (a)	41,944	679,493
Monarch Casino & Resort, Inc. (a)	34,274	1,528,620
Ruth's Hospitality Group, Inc.	92,594	1,024,090
Shake Shack, Inc. Class A (a) (b)	152,743	9,848,869
		23,818,325
HOUSEHOLD DURABLES — 4.1%
Cavco Industries, Inc. (a)	36,741	6,624,770
Century Communities, Inc. (a)	58,781	2,488,200
Installed Building Products, Inc. (a)	97,246	9,894,781
iRobot Corp. (a) (b)	52,007	3,947,331
La-Z-Boy, Inc.	93,563	2,959,398
LGI Homes, Inc. (a)	94,788	11,011,522
M/I Homes, Inc. (a)	65,188	3,001,907
MDC Holdings, Inc.	215,133	10,132,764
Meritage Homes Corp. (a)	92,119	10,169,016
Universal Electronics, Inc. (a)	60,613	2,287,535
		62,517,224
HOUSEHOLD PRODUCTS — 0.7%
WD-40 Co.	58,704	11,113,254
INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	151,919	3,269,297
INSURANCE — 3.6%
AMERISAFE, Inc.	40,281	2,310,518
eHealth, Inc. (a) (b)	110,679	8,743,641
James River Group Holdings, Ltd.	84,172	3,748,179
Kinsale Capital Group, Inc.	91,020	17,310,184
Palomar Holdings, Inc. (a) (b)	93,040	9,698,490
Safety Insurance Group, Inc.	29,173	2,015,562

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Trupanion, Inc. (a) (b)	139,302	$10,990,928
		54,817,502
INTERACTIVE MEDIA & SERVICES — 0.2%
QuinStreet, Inc. (a)	204,907	3,245,727
INTERNET & DIRECT MARKETING RETAIL — 1.1%
Liquidity Services, Inc. (a)	61,440	458,342
PetMed Express, Inc. (b)	44,641	1,411,548
Shutterstock, Inc. (b)	93,671	4,874,639
Stamps.com, Inc. (a)	42,231	10,175,560
		16,920,089
IT SERVICES — 3.9%
Cardtronics PLC Class A (a)	102,718	2,033,816
CSG Systems International, Inc.	140,188	5,740,699
EVERTEC, Inc.	256,312	8,896,590
ExlService Holdings, Inc. (a)	146,812	9,685,188
ManTech International Corp. Class A	116,748	8,041,602
NIC, Inc.	284,070	5,596,179
Perficient, Inc. (a)	140,907	6,022,365
Sykes Enterprises, Inc. (a)	89,949	3,077,155
TTEC Holdings, Inc.	78,785	4,297,722
Virtusa Corp. (a)	120,513	5,924,419
		59,315,735
LEISURE EQUIPMENT & PRODUCTS — 1.5%
Callaway Golf Co.	405,089	7,753,404
YETI Holdings, Inc. (a) (b)	320,976	14,546,632
		22,300,036
LIFE SCIENCES TOOLS & SERVICES — 1.2%
NeoGenomics, Inc. (a) (b)	473,442	17,465,275
MACHINERY — 7.7%
Alamo Group, Inc.	41,830	4,518,895
Albany International Corp. Class A	130,249	6,448,628
Barnes Group, Inc.	122,173	4,366,463
Chart Industries, Inc. (a)	88,111	6,191,560
CIRCOR International, Inc. (a)	86,049	2,353,440
Enerpac Tool Group Corp.	116,536	2,192,042
ESCO Technologies, Inc.	111,931	9,017,162
Federal Signal Corp.	259,905	7,602,221
Franklin Electric Co., Inc.	164,693	9,688,889
John Bean Technologies Corp. (b)	136,196	12,515,051
Lindsay Corp.	20,922	2,022,739
Meritor, Inc. (a)	167,763	3,512,957
Mueller Industries, Inc.	158,921	4,300,402
Proto Labs, Inc. (a)	73,428	9,508,926
SPX Corp. (a)	192,050	8,907,279
SPX FLOW, Inc. (a)	182,510	7,815,078
Tennant Co.	78,247	4,722,989
Security Description	Shares	Value
Watts Water Technologies, Inc. Class A	117,869	$11,804,580
		117,489,301
MEDIA — 0.4%
EW Scripps Co. Class A	116,804	1,336,238
TechTarget, Inc. (a)	98,042	4,309,926
		5,646,164
METALS & MINING — 1.3%
Allegheny Technologies, Inc. (a)	263,044	2,293,744
Arconic Corp. (a)	207,603	3,954,837
Carpenter Technology Corp.	114,746	2,083,787
Cleveland-Cliffs, Inc. (b)	947,568	6,083,387
Haynes International, Inc.	26,299	449,450
Kaiser Aluminum Corp.	42,259	2,264,660
Materion Corp.	48,283	2,512,164
		19,642,029
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.6%
ARMOUR Residential REIT, Inc.	102,161	971,551
Granite Point Mortgage Trust, Inc. REIT (b)	233,088	1,652,594
PennyMac Mortgage Investment Trust REIT	420,824	6,762,642
		9,386,787
OIL, GAS & CONSUMABLE FUELS — 0.7%
Callon Petroleum Co. (a) (b)	87,559	422,034
Dorian LPG, Ltd. (a)	35,908	287,623
Matador Resources Co. (a) (b)	471,919	3,898,051
Par Pacific Holdings, Inc. (a)	168,072	1,137,847
PDC Energy, Inc. (a)	215,686	2,673,428
Penn Virginia Corp. (a) (b)	61,262	603,431
QEP Resources, Inc.	509,742	460,195
REX American Resources Corp. (a)	11,133	730,436
Talos Energy, Inc. (a) (b)	107,128	690,976
		10,904,021
PAPER & FOREST PRODUCTS — 0.4%
Mercer International, Inc.	96,749	638,543
Neenah, Inc.	33,014	1,237,035
Schweitzer-Mauduit International, Inc.	132,875	4,038,071
		5,913,649
PERSONAL PRODUCTS — 0.7%
Inter Parfums, Inc.	74,859	2,795,984
Medifast, Inc.	50,563	8,315,085
		11,111,069
PHARMACEUTICALS — 1.6%
Amphastar Pharmaceuticals, Inc. (a)	82,133	1,539,994
ANI Pharmaceuticals, Inc. (a)	42,453	1,197,599
Corcept Therapeutics, Inc. (a) (b)	447,295	7,785,169

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Innoviva, Inc. (a)	266,447	$2,784,371
Pacira BioSciences, Inc. (a) (b)	125,076	7,519,569
Supernus Pharmaceuticals, Inc. (a)	125,038	2,605,792
		23,432,494
PROFESSIONAL SERVICES — 1.1%
Exponent, Inc.	221,349	15,943,768
Forrester Research, Inc. (a)	27,076	887,822
		16,831,590
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Marcus & Millichap, Inc. (a)	50,629	1,393,310
RE/MAX Holdings, Inc. Class A	54,625	1,787,876
St. Joe Co. (a)	132,323	2,729,824
		5,911,010
ROAD & RAIL — 1.2%
Heartland Express, Inc.	96,399	1,793,021
Marten Transport, Ltd.	146,715	2,394,389
Saia, Inc. (a)	112,163	14,148,241
		18,335,651
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.7%
Advanced Energy Industries, Inc. (a)	164,593	10,359,483
Axcelis Technologies, Inc. (a)	73,756	1,622,632
Brooks Automation, Inc.	316,372	14,635,369
CEVA, Inc. (a)	50,675	1,995,075
Cohu, Inc.	81,543	1,400,909
Diodes, Inc. (a)	180,374	10,182,112
DSP Group, Inc. (a)	44,297	583,834
FormFactor, Inc. (a)	331,326	8,259,957
Ichor Holdings, Ltd. (a) (b)	98,514	2,124,947
Kulicke & Soffa Industries, Inc.	131,064	2,935,834
MaxLinear, Inc. (a)	128,329	2,982,366
Onto Innovation, Inc. (a)	113,823	3,389,649
PDF Solutions, Inc. (a)	79,912	1,495,154
Power Integrations, Inc.	256,366	14,202,676
Rambus, Inc. (a)	255,533	3,498,247
Ultra Clean Holdings, Inc. (a)	171,809	3,687,021
Veeco Instruments, Inc. (a)	210,287	2,454,049
		85,809,314
SOFTWARE — 4.5%
8x8, Inc. (a)	441,836	6,870,550
Agilysys, Inc. (a)	86,367	2,086,627
Alarm.com Holdings, Inc. (a)	191,325	10,570,706
Bottomline Technologies DE, Inc. (a)	94,771	3,995,545
Ebix, Inc. (b)	70,515	1,452,609
LivePerson, Inc. (a) (b)	263,988	13,724,736
MicroStrategy, Inc. Class A (a)	18,224	2,743,805
OneSpan, Inc. (a)	146,999	3,081,099
Progress Software Corp.	193,767	7,107,374
SPS Commerce, Inc. (a)	150,757	11,739,448
Security Description	Shares	Value
Xperi Holding Corp.	459,815	$5,283,274
		68,655,773
SPECIALTY RETAIL — 2.0%
America's Car-Mart, Inc. (a)	19,008	1,613,399
Asbury Automotive Group, Inc. (a)	41,741	4,067,660
Boot Barn Holdings, Inc. (a) (b)	123,605	3,478,245
Buckle, Inc. (b)	76,015	1,549,946
Hibbett Sports, Inc. (a) (b)	38,791	1,521,383
Monro, Inc.	80,049	3,247,588
Rent-A-Center, Inc.	205,323	6,137,105
Sleep Number Corp. (a)	117,488	5,746,338
Zumiez, Inc. (a)	88,870	2,472,363
		29,834,027
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a) (b)	508,227	2,495,394
Diebold Nixdorf, Inc. (a) (b)	335,076	2,559,981
		5,055,375
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Crocs, Inc. (a)	289,550	12,372,471
Steven Madden, Ltd.	327,771	6,391,535
		18,764,006
THRIFTS & MORTGAGE FINANCE — 1.7%
Axos Financial, Inc. (a)	147,137	3,429,764
Flagstar Bancorp, Inc.	103,916	3,079,031
Meta Financial Group, Inc.	150,416	2,890,996
Mr Cooper Group, Inc. (a)	89,401	1,995,430
NMI Holdings, Inc. Class A (a)	359,486	6,398,851
Northfield Bancorp, Inc.	92,669	845,141
TrustCo Bank Corp. NY	209,387	1,093,000
Walker & Dunlop, Inc.	122,616	6,498,648
		26,230,861
TOBACCO — 0.2%
Vector Group, Ltd.	345,175	3,344,746
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	93,511	5,152,456
Foundation Building Materials, Inc. (a)	52,868	831,085
GMS, Inc. (a)	100,545	2,423,135
		8,406,676
WATER UTILITIES — 1.2%
American States Water Co.	158,347	11,868,107
California Water Service Group	140,313	6,096,600
		17,964,707

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Shenandoah Telecommunications Co.	118,310	$5,257,105
TOTAL COMMON STOCKS (Cost $1,600,940,203)		1,530,557,831
SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	986,536	986,734
State Street Navigator Securities Lending Portfolio II (e) (f)	72,981,509	72,981,509
TOTAL SHORT-TERM INVESTMENTS (Cost $73,967,933)		73,968,243
TOTAL INVESTMENTS — 105.7% (Cost $1,674,908,136)		1,604,526,074
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(87,008,172)
NET ASSETS — 100.0%		$1,517,517,902

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,530,557,831	$—	$—	$1,530,557,831
Short-Term Investments	73,968,243	—	—	73,968,243
TOTAL INVESTMENTS	$1,604,526,074	$—	$—	$1,604,526,074
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,721,160	$1,721,848	$14,832,408	$15,566,807	$(612)	$(103)	986,536	$986,734	$1,296
State Street Navigator Securities Lending Portfolio II	63,902,222	63,902,222	79,724,177	70,644,890	—	—	72,981,509	72,981,509	48,892
Total		$65,624,070	$94,556,585	$86,211,697	$(612)	$(103)		$73,968,243	$50,188
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.4%
AEROSPACE & DEFENSE — 1.5%
AAR Corp.	211,207	$3,970,692
AeroVironment, Inc. (a)	57,378	3,443,254
Cubic Corp. (b)	98,300	5,718,111
Kaman Corp.	172,082	6,706,035
Moog, Inc. Class A	95,096	6,041,449
National Presto Industries, Inc.	32,105	2,628,115
Park Aerospace Corp.	122,286	1,335,363
		29,843,019
AIR FREIGHT & LOGISTICS — 1.3%
Atlas Air Worldwide Holdings, Inc. (a)	165,520	10,080,168
Echo Global Logistics, Inc. (a)	164,862	4,248,494
Hub Group, Inc. Class A (a)	212,230	10,652,885
		24,981,547
AIRLINES — 0.7%
Hawaiian Holdings, Inc.	284,880	3,672,103
SkyWest, Inc.	317,915	9,492,942
		13,165,045
AUTO COMPONENTS — 1.8%
American Axle & Manufacturing Holdings, Inc. (a)	701,940	4,050,194
Cooper Tire & Rubber Co.	318,614	10,100,064
Cooper-Standard Holdings, Inc. (a)	104,811	1,384,553
Dorman Products, Inc. (a)	84,387	7,626,897
Gentherm, Inc. (a)	105,223	4,303,621
Motorcar Parts of America, Inc. (a)	122,062	1,899,285
Standard Motor Products, Inc.	124,941	5,578,615
		34,943,229
BANKS — 11.2%
Allegiance Bancshares, Inc.	121,799	2,846,443
Ameris Bancorp	243,268	5,541,645
Banc of California, Inc.	286,805	2,902,467
BancFirst Corp. (b)	53,093	2,168,318
BankUnited, Inc.	462,342	10,129,913
Banner Corp.	218,693	7,055,036
Berkshire Hills Bancorp, Inc.	311,180	3,146,030
Boston Private Financial Holdings, Inc.	518,911	2,864,389
Brookline Bancorp, Inc.	286,650	2,478,089
Cadence BanCorp	783,132	6,727,104
Central Pacific Financial Corp.	82,652	1,121,588
City Holding Co.	41,860	2,411,555
Columbia Banking System, Inc.	453,476	10,815,403
Community Bank System, Inc.	145,997	7,950,997
Customers Bancorp, Inc. (a) (b)	178,100	1,994,720
CVB Financial Corp.	411,850	6,849,065
Dime Community Bancshares, Inc.	185,792	2,101,307
Eagle Bancorp, Inc.	200,049	5,359,313
Security Description	Shares	Value
FB Financial Corp. (b)	154,068	$3,870,188
First BanCorp	736,056	3,842,212
First Commonwealth Financial Corp.	272,944	2,112,586
First Financial Bancorp	609,650	7,318,848
First Hawaiian, Inc. (b)	533,482	7,719,484
First Midwest Bancorp, Inc.	711,379	7,668,666
Great Western Bancorp, Inc.	341,006	4,245,525
Hanmi Financial Corp.	192,180	1,577,798
Heritage Financial Corp.	222,494	4,091,665
Hope Bancorp, Inc.	782,579	5,935,862
Independent Bank Corp.	71,364	3,738,046
Independent Bank Group, Inc.	163,874	7,239,953
National Bank Holdings Corp. Class A	55,558	1,458,397
NBT Bancorp, Inc.	135,997	3,647,439
OFG Bancorp	324,471	4,042,909
Old National Bancorp	1,044,209	13,115,265
Pacific Premier Bancorp, Inc.	596,999	12,023,560
Park National Corp. (b)	55,384	4,539,273
S&T Bancorp, Inc.	246,859	4,366,936
Seacoast Banking Corp. of Florida (a)	148,537	2,678,122
Simmons First National Corp. Class A	690,177	10,942,756
Southside Bancshares, Inc.	194,712	4,756,814
Tompkins Financial Corp.	34,067	1,935,346
Triumph Bancorp, Inc. (a) (b)	43,125	1,342,912
United Community Banks, Inc.	166,841	2,824,618
Veritex Holdings, Inc.	159,754	2,720,611
Westamerica Bancorporation	79,468	4,319,086
		218,538,259
BEVERAGES — 0.2%
MGP Ingredients, Inc. (b)	47,970	1,906,328
National Beverage Corp. (a) (b)	38,292	2,604,239
		4,510,567
BIOTECHNOLOGY — 1.9%
Coherus Biosciences, Inc. (a) (b)	111,707	2,048,706
Cytokinetics, Inc. (a) (b)	202,351	4,380,899
Momenta Pharmaceuticals, Inc. (a)	289,399	15,187,660
Myriad Genetics, Inc. (a)	473,561	6,175,235
Spectrum Pharmaceuticals, Inc. (a)	519,700	2,120,376
Vanda Pharmaceuticals, Inc. (a)	145,708	1,407,539
Xencor, Inc. (a)	152,926	5,932,000
		37,252,415
BUILDING PRODUCTS — 1.4%
Apogee Enterprises, Inc.	85,622	1,829,742
Gibraltar Industries, Inc. (a)	59,780	3,894,069
Insteel Industries, Inc.	120,755	2,258,119
PGT Innovations, Inc. (a)	374,516	6,561,520
Quanex Building Products Corp.	208,895	3,852,024

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Resideo Technologies, Inc. (a)	768,499	$8,453,489
		26,848,963
CAPITAL MARKETS — 1.2%
Blucora, Inc. (a)	138,777	1,307,279
Brightsphere Investment Group, Inc.	143,456	1,850,582
Donnelley Financial Solutions, Inc. (a)	184,827	2,469,289
Greenhill & Co., Inc.	49,408	560,781
Piper Sandler Cos.	44,934	3,280,182
StoneX Group, Inc. (a)	101,002	5,167,262
Waddell & Reed Financial, Inc. Class A (b)	404,943	6,013,404
WisdomTree Investments, Inc.	690,905	2,210,896
		22,859,675
CHEMICALS — 3.5%
AdvanSix, Inc. (a)	176,816	2,277,390
American Vanguard Corp.	76,361	1,003,384
Ferro Corp. (a) (b)	511,175	6,338,570
FutureFuel Corp.	169,470	1,926,874
GCP Applied Technologies, Inc. (a)	299,295	6,270,230
Hawkins, Inc.	59,835	2,758,393
HB Fuller Co.	137,872	6,311,780
Kraton Corp. (a)	201,986	3,599,391
Livent Corp. (a) (b)	910,121	8,163,785
Quaker Chemical Corp. (b)	82,829	14,885,200
Rayonier Advanced Materials, Inc. (a)	387,149	1,238,877
Stepan Co.	59,567	6,492,803
Tredegar Corp.	64,353	956,929
Trinseo SA	237,909	6,099,987
		68,323,593
COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	421,334	15,446,104
Brady Corp. Class A	95,974	3,840,879
Deluxe Corp.	147,845	3,804,052
Harsco Corp. (a)	261,710	3,640,386
Interface, Inc.	125,007	765,043
Matthews International Corp. Class A	199,607	4,463,213
Pitney Bowes, Inc.	1,100,718	5,844,813
Team, Inc. (a)	189,234	1,040,787
US Ecology, Inc.	101,272	3,308,556
Viad Corp.	49,532	1,031,752
		43,185,585
COMMUNICATIONS EQUIPMENT — 0.7%
ADTRAN, Inc.	304,928	3,127,037
Applied Optoelectronics, Inc. (a) (b)	137,088	1,542,240
CalAmp Corp. (a)	217,932	1,566,931
NETGEAR, Inc. (a)	185,654	5,721,856
Security Description	Shares	Value
Plantronics, Inc. (b)	231,956	$2,746,359
		14,704,423
CONSTRUCTION & ENGINEERING — 1.4%
Aegion Corp. (a)	196,620	2,778,241
Arcosa, Inc.	305,683	13,477,563
Comfort Systems USA, Inc.	72,361	3,727,315
Granite Construction, Inc. (b)	290,118	5,108,978
MYR Group, Inc. (a)	55,889	2,077,953
		27,170,050
CONSTRUCTION MATERIALS — 0.2%
US Concrete, Inc. (a) (b)	102,425	2,974,422
CONSUMER FINANCE — 1.8%
Encore Capital Group, Inc. (a)	194,916	7,521,808
EZCORP, Inc. Class A (a)	339,301	1,706,684
Green Dot Corp. Class A (a)	337,257	17,068,577
PRA Group, Inc. (a) (b)	150,070	5,995,297
World Acceptance Corp. (a) (b)	27,847	2,939,251
		35,231,617
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	221,039	2,924,346
DISTRIBUTORS — 0.4%
Core-Mark Holding Co., Inc.	280,599	8,117,729
DIVERSIFIED CONSUMER SERVICES — 0.3%
American Public Education, Inc. (a)	95,906	2,703,590
Perdoceo Education Corp. (a)	250,841	3,070,294
Regis Corp. (a) (b)	155,664	955,777
		6,729,661
DIVERSIFIED FINANCIAL SERVICES — 0.0% (c)
Calamos Asset Management, Inc. Class A (a) (d)	46,865	—
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
ATN International, Inc.	68,619	3,440,557
Cincinnati Bell, Inc. (a)	324,436	4,866,540
Consolidated Communications Holdings, Inc. (a)	473,779	2,695,802
Iridium Communications, Inc. (a)	384,160	9,826,813
Vonage Holdings Corp. (a)	789,884	8,080,513
		28,910,225
ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	162,669	5,550,266
Encore Wire Corp.	53,583	2,487,323
Powell Industries, Inc.	57,783	1,394,304
		9,431,893
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Arlo Technologies, Inc. (a)	257,527	1,354,592
Badger Meter, Inc.	66,787	4,365,866

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Bel Fuse, Inc. Class B	70,309	$750,900
Benchmark Electronics, Inc.	113,916	2,295,407
CTS Corp.	92,202	2,031,210
Daktronics, Inc.	227,661	901,538
ePlus, Inc. (a)	46,338	3,391,942
FARO Technologies, Inc. (a)	56,225	3,428,600
Insight Enterprises, Inc. (a) (b)	106,776	6,041,386
Knowles Corp. (a)	165,481	2,465,667
Methode Electronics, Inc.	75,956	2,164,746
MTS Systems Corp.	124,442	2,378,087
PC Connection, Inc.	41,238	1,693,232
Sanmina Corp. (a)	428,851	11,600,420
ScanSource, Inc. (a)	156,516	3,103,712
TTM Technologies, Inc. (a)	617,125	7,041,396
		55,008,701
ENERGY EQUIPMENT & SERVICES — 2.1%
Archrock, Inc. (b)	820,856	4,416,205
Bristow Group, Inc. (a)	145,996	3,102,415
Core Laboratories NV	175,896	2,684,173
Dril-Quip, Inc. (a)	222,930	5,519,747
Exterran Corp. (a)	168,838	702,366
Helmerich & Payne, Inc.	680,768	9,973,251
Matrix Service Co. (a)	164,822	1,376,264
Nabors Industries, Ltd. (b)	42,556	1,040,069
Newpark Resources, Inc. (a)	305,003	320,253
Oceaneering International, Inc. (a)	647,573	2,279,457
Oil States International, Inc. (a)	381,893	1,042,568
Patterson-UTI Energy, Inc.	1,160,267	3,306,761
ProPetro Holding Corp. (a)	496,697	2,016,590
RPC, Inc. (a) (b)	387,483	1,022,955
SEACOR Holdings, Inc. (a)	57,428	1,670,006
US Silica Holdings, Inc. (b)	465,971	1,397,913
		41,870,993
ENTERTAINMENT — 0.1%
Marcus Corp. (b)	151,937	1,174,473
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.1%
Acadia Realty Trust REIT	251,260	2,638,230
Alexander & Baldwin, Inc. REIT (a)	265,051	2,971,222
American Assets Trust, Inc. REIT	124,673	3,003,373
Armada Hoffler Properties, Inc. REIT	200,090	1,852,833
Brandywine Realty Trust REIT (b)	657,718	6,800,804
CareTrust REIT, Inc.	303,148	5,394,519
Chatham Lodging Trust REIT	293,033	2,232,912
CoreCivic, Inc. REIT	743,616	5,948,928
DiamondRock Hospitality Co. REIT	1,266,394	6,420,618
Diversified Healthcare Trust REIT	1,477,242	5,199,892
Security Description	Shares	Value
Easterly Government Properties, Inc. REIT	217,538	$4,875,027
Four Corners Property Trust, Inc. REIT (b)	178,843	4,576,592
Franklin Street Properties Corp. REIT	594,217	2,174,834
Getty Realty Corp. REIT	105,816	2,752,274
Global Net Lease, Inc. REIT	567,121	9,017,224
Hersha Hospitality Trust REIT (b)	220,922	1,223,908
Independence Realty Trust, Inc. REIT (b)	258,987	3,001,659
Industrial Logistics Properties Trust REIT	413,328	9,039,483
Investors Real Estate Trust REIT	17,413	1,134,805
iStar, Inc. REIT (b)	471,348	5,566,620
Kite Realty Group Trust REIT (b)	523,346	6,060,347
Lexington Realty Trust REIT	894,360	9,346,062
LTC Properties, Inc. REIT	118,218	4,121,080
Mack-Cali Realty Corp. REIT	536,025	6,764,636
National Storage Affiliates Trust REIT	165,353	5,408,697
NexPoint Residential Trust, Inc. REIT (b)	34,061	1,510,605
Office Properties Income Trust REIT	306,453	6,349,706
Retail Opportunity Investments Corp. REIT	339,613	3,537,069
Retail Properties of America, Inc. Class A REIT	855,300	4,969,293
RPT Realty REIT	522,703	2,843,504
Saul Centers, Inc. REIT	31,072	825,894
SITE Centers Corp. REIT	697,567	5,022,482
Summit Hotel Properties, Inc. REIT	671,958	3,480,742
Tanger Factory Outlet Centers, Inc. REIT (b)	598,542	3,609,208
Uniti Group, Inc. REIT	1,228,266	12,939,782
Urstadt Biddle Properties, Inc. Class A REIT (b)	76,816	706,707
Washington Prime Group, Inc. REIT (b)	1,294,604	838,127
Washington Real Estate Investment Trust (b)	265,868	5,351,923
Whitestone REIT (b)	242,472	1,454,832
Xenia Hotels & Resorts, Inc. REIT	720,886	6,329,379
		177,295,832
FOOD & STAPLES RETAILING — 1.1%
Andersons, Inc.	189,864	3,639,693
Chefs' Warehouse, Inc. (a)	200,438	2,914,368
PriceSmart, Inc.	83,016	5,516,413
SpartanNash Co.	221,696	3,624,730
United Natural Foods, Inc. (a)	345,444	5,136,752
		20,831,956

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 1.5%
B&G Foods, Inc. (b)	406,091	$11,277,147
Calavo Growers, Inc.	45,904	3,042,058
Cal-Maine Foods, Inc. (a)	234,709	9,005,784
Fresh Del Monte Produce, Inc.	193,949	4,445,311
Seneca Foods Corp. Class A (a)	42,454	1,516,882
		29,287,182
GAS UTILITIES — 0.6%
Chesapeake Utilities Corp.	38,100	3,211,830
Northwest Natural Holding Co.	94,619	4,294,757
South Jersey Industries, Inc.	211,883	4,082,985
		11,589,572
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
AngioDynamics, Inc. (a)	248,162	2,992,834
CryoLife, Inc. (a)	111,763	2,064,263
Heska Corp. (a) (b)	26,853	2,652,808
Inogen, Inc. (a)	45,678	1,324,662
Integer Holdings Corp. (a)	207,882	12,267,117
Invacare Corp.	214,252	1,611,175
Lantheus Holdings, Inc. (a)	192,734	2,441,940
Meridian Bioscience, Inc. (a)	265,410	4,506,662
Merit Medical Systems, Inc. (a)	308,784	13,432,104
Mesa Laboratories, Inc. (b)	11,633	2,963,623
Natus Medical, Inc. (a)	105,612	1,809,134
Neogen Corp. (a)	120,995	9,467,859
OraSure Technologies, Inc. (a) (b)	455,967	5,549,118
Orthofix Medical, Inc. (a)	70,608	2,198,733
Surmodics, Inc. (a)	38,675	1,504,844
Tactile Systems Technology, Inc. (a) (b)	57,560	2,106,120
Varex Imaging Corp. (a)	100,906	1,283,524
		70,176,520
HEALTH CARE PROVIDERS & SERVICES — 3.5%
AMN Healthcare Services, Inc. (a)	134,476	7,861,467
Covetrus, Inc. (a)	620,483	15,139,785
Cross Country Healthcare, Inc. (a)	234,563	1,522,314
Ensign Group, Inc.	122,565	6,993,559
Magellan Health, Inc. (a)	142,587	10,805,243
Owens & Minor, Inc.	405,674	10,186,474
Providence Service Corp. (a)	76,019	7,062,925
Select Medical Holdings Corp. (a)	319,711	6,656,383
Tivity Health, Inc. (a) (b)	230,902	3,237,246
		69,465,396
HEALTH CARE TECHNOLOGY — 1.5%
Allscripts Healthcare Solutions, Inc. (a)	1,014,204	8,255,620
Computer Programs & Systems, Inc.	82,277	2,271,668
Security Description	Shares	Value
HealthStream, Inc. (a)	53,484	$1,073,424
HMS Holdings Corp. (a)	252,903	6,057,027
NextGen Healthcare, Inc. (a)	156,140	1,989,224
Omnicell, Inc. (a) (b)	98,387	7,345,573
Tabula Rasa HealthCare, Inc. (a) (b)	80,178	3,268,857
		30,261,393
HOTELS, RESTAURANTS & LEISURE — 1.7%
BJ's Restaurants, Inc.	138,107	4,065,870
Bloomin' Brands, Inc.	156,823	2,394,687
Brinker International, Inc.	285,062	12,177,849
Cheesecake Factory, Inc. (b)	260,198	7,217,893
Dave & Buster's Entertainment, Inc. (b)	132,150	2,003,394
El Pollo Loco Holdings, Inc. (a)	56,503	915,349
Fiesta Restaurant Group, Inc. (a)	104,573	979,849
Monarch Casino & Resort, Inc. (a)	30,074	1,341,300
Red Robin Gourmet Burgers, Inc. (a) (b)	94,369	1,241,896
Ruth's Hospitality Group, Inc. (b)	66,056	730,579
		33,068,666
HOUSEHOLD DURABLES — 2.0%
Century Communities, Inc. (a) (b)	96,100	4,067,913
Ethan Allen Interiors, Inc.	133,675	1,809,960
iRobot Corp. (a) (b)	97,096	7,369,586
La-Z-Boy, Inc.	148,322	4,691,425
M/I Homes, Inc. (a)	84,998	3,914,158
Meritage Homes Corp. (a)	102,370	11,300,624
Tupperware Brands Corp.	310,807	6,265,869
		39,419,535
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a)	60,758	2,426,067
Central Garden & Pet Co. Class A (a)	246,173	8,896,692
		11,322,759
INSURANCE — 3.3%
Ambac Financial Group, Inc. (a)	291,127	3,717,692
American Equity Investment Life Holding Co.	581,676	12,791,055
AMERISAFE, Inc.	62,218	3,568,825
Employers Holdings, Inc.	181,733	5,497,423
HCI Group, Inc.	37,707	1,858,578
Horace Mann Educators Corp.	257,416	8,597,694
James River Group Holdings, Ltd. (b)	67,172	2,991,169
ProAssurance Corp.	334,202	5,226,919
Safety Insurance Group, Inc.	45,959	3,175,307
Stewart Information Services Corp.	166,165	7,266,396

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Third Point Reinsurance, Ltd. (a)	522,010	$3,627,970
United Fire Group, Inc.	138,350	2,811,272
United Insurance Holdings Corp.	125,540	760,772
Universal Insurance Holdings, Inc.	178,788	2,474,426
		64,365,498
INTERNET & DIRECT MARKETING RETAIL — 0.7%
Liquidity Services, Inc. (a)	93,393	696,712
PetMed Express, Inc. (b)	64,106	2,027,031
Stamps.com, Inc. (a)	48,961	11,797,153
		14,520,896
IT SERVICES — 0.5%
Cardtronics PLC Class A (a)	78,990	1,564,002
Sykes Enterprises, Inc. (a)	120,241	4,113,445
Unisys Corp. (a) (b)	390,681	4,168,566
		9,846,013
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Sturm Ruger & Co., Inc. (b)	108,758	6,651,639
Vista Outdoor, Inc. (a)	368,761	7,441,597
		14,093,236
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Luminex Corp.	267,979	7,034,449
MACHINERY — 4.0%
Astec Industries, Inc.	140,581	7,626,519
Barnes Group, Inc.	109,387	3,909,491
Chart Industries, Inc. (a)	89,814	6,311,230
Enerpac Tool Group Corp. (b)	199,931	3,760,702
EnPro Industries, Inc.	127,544	7,194,757
Greenbrier Cos., Inc.	207,238	6,092,797
Hillenbrand, Inc.	472,620	13,403,503
Lindsay Corp.	36,866	3,564,205
Lydall, Inc. (a) (b)	111,407	1,842,672
Meritor, Inc. (a)	206,137	4,316,509
Mueller Industries, Inc.	119,362	3,229,936
Proto Labs, Inc. (a)	59,846	7,750,057
Standex International Corp.	79,087	4,681,951
Titan International, Inc.	300,233	867,673
Wabash National Corp.	327,381	3,915,477
		78,467,479
MARINE — 0.6%
Matson, Inc.	272,727	10,933,625
MEDIA — 0.5%
EW Scripps Co. Class A	183,219	2,096,025
Gannett Co., Inc. (b)	813,309	1,057,302
Meredith Corp. (b)	249,288	3,270,659
Scholastic Corp.	185,244	3,888,271
		10,312,257
Security Description	Shares	Value
METALS & MINING — 1.8%
Allegheny Technologies, Inc. (a) (b)	399,744	$3,485,768
Arconic Corp. (a)	304,917	5,808,669
Carpenter Technology Corp.	138,181	2,509,367
Century Aluminum Co. (a) (b)	319,127	2,272,184
Cleveland-Cliffs, Inc. (b)	1,114,919	7,157,780
Haynes International, Inc.	46,833	800,376
Kaiser Aluminum Corp.	36,485	1,955,231
Materion Corp.	57,982	3,016,804
Olympic Steel, Inc.	63,269	718,736
SunCoke Energy, Inc.	517,162	1,768,694
TimkenSteel Corp. (a)	246,068	873,541
Warrior Met Coal, Inc.	318,091	5,432,994
		35,800,144
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.7%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	845,279	7,615,964
ARMOUR Residential REIT, Inc. (b)	259,784	2,470,546
Capstead Mortgage Corp. REIT	616,463	3,464,522
Invesco Mortgage Capital, Inc. REIT (b)	1,141,785	3,094,237
KKR Real Estate Finance Trust, Inc. REIT (b)	167,839	2,774,379
New York Mortgage Trust, Inc. REIT	2,347,458	5,986,018
Ready Capital Corp. REIT (b)	257,422	2,883,126
Redwood Trust, Inc. REIT	713,797	5,367,753
		33,656,545
MULTI-UTILITIES — 0.7%
Avista Corp.	429,404	14,651,264
MULTILINE RETAIL — 1.1%
Big Lots, Inc.	225,987	10,079,020
Macy's, Inc. (b)	1,963,848	11,193,934
		21,272,954
OIL, GAS & CONSUMABLE FUELS — 2.7%
Bonanza Creek Energy, Inc. (a) (b)	120,292	2,261,490
Callon Petroleum Co. (a) (b)	115,715	557,746
CONSOL Energy, Inc. (a)	179,598	795,619
Dorian LPG, Ltd. (a)	153,785	1,231,818
Green Plains, Inc. (a) (b)	215,958	3,343,030
Gulfport Energy Corp. (a) (b)	958,047	504,987
Laredo Petroleum, Inc. (a) (b)	62,525	612,745
Oasis Petroleum, Inc. (a) (b)	1,891,684	529,671
PBF Energy, Inc. Class A (b)	595,385	3,387,741
PDC Energy, Inc. (a)	303,700	3,764,361
QEP Resources, Inc.	791,882	714,911
Range Resources Corp. (b)	1,620,994	10,730,980
Renewable Energy Group, Inc. (a)	248,547	13,277,381
REX American Resources Corp. (a)	17,837	1,170,285

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
SM Energy Co. (b)	688,947	$1,095,426
Southwestern Energy Co. (a)	3,837,376	9,017,834
		52,996,025
PAPER & FOREST PRODUCTS — 1.1%
Boise Cascade Co.	248,242	9,909,821
Clearwater Paper Corp. (a)	105,620	4,007,223
Glatfelter Corp. (a)	274,598	3,781,214
Mercer International, Inc.	115,137	759,904
Neenah, Inc.	57,376	2,149,879
		20,608,041
PERSONAL PRODUCTS — 0.3%
USANA Health Sciences, Inc. (a)	74,352	5,476,025
PHARMACEUTICALS — 1.0%
AMAG Pharmaceuticals, Inc. (a) (b)	185,454	1,743,268
Amphastar Pharmaceuticals, Inc. (a) (b)	108,688	2,037,900
Endo International PLC (a) (b)	1,424,608	4,701,206
Lannett Co., Inc. (a) (b)	220,821	1,349,216
Pacira BioSciences, Inc. (a) (b)	86,512	5,201,102
Phibro Animal Health Corp. Class A	130,324	2,267,638
Supernus Pharmaceuticals, Inc. (a) (b)	148,641	3,097,678
		20,398,008
PROFESSIONAL SERVICES — 1.2%
Forrester Research, Inc. (a)	28,847	945,893
Heidrick & Struggles International, Inc.	121,843	2,394,215
Kelly Services, Inc. Class A	212,648	3,623,522
Korn Ferry	353,195	10,242,655
Resources Connection, Inc.	198,579	2,293,588
TrueBlue, Inc. (a)	222,992	3,454,146
		22,954,019
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Marcus & Millichap, Inc. (a)	76,016	2,091,960
RE/MAX Holdings, Inc. Class A	32,395	1,060,289
Realogy Holdings Corp. (b)	718,202	6,779,827
		9,932,076
ROAD & RAIL — 0.5%
ArcBest Corp.	157,836	4,902,386
Heartland Express, Inc.	168,743	3,138,620
Marten Transport, Ltd.	161,722	2,639,303
		10,680,309
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Axcelis Technologies, Inc. (a)	103,141	2,269,102
CEVA, Inc. (a)	64,267	2,530,192
Cohu, Inc.	150,408	2,584,009
DSP Group, Inc. (a)	75,653	997,107
Kulicke & Soffa Industries, Inc.	191,607	4,291,997
Security Description	Shares	Value
MaxLinear, Inc. (a)	233,595	$5,428,748
Onto Innovation, Inc. (a)	138,893	4,136,233
PDF Solutions, Inc. (a)	65,024	1,216,599
Photronics, Inc. (a)	406,383	4,047,575
Rambus, Inc. (a)	331,446	4,537,496
SMART Global Holdings, Inc. (a)	86,924	2,376,502
		34,415,560
SOFTWARE — 0.4%
Bottomline Technologies DE, Inc. (a)	101,927	4,297,242
Ebix, Inc. (b)	43,376	893,546
MicroStrategy, Inc. Class A (a)	20,889	3,145,048
		8,335,836
SPECIALTY RETAIL — 4.8%
Abercrombie & Fitch Co. Class A	387,394	5,396,398
America's Car-Mart, Inc. (a) (b)	11,794	1,001,075
Asbury Automotive Group, Inc. (a) (b)	58,705	5,720,802
Barnes & Noble Education, Inc. (a)	170,547	440,011
Bed Bath & Beyond, Inc. (b)	797,621	11,948,363
Buckle, Inc. (b)	64,965	1,324,636
Caleres, Inc.	238,709	2,282,058
Cato Corp. Class A	131,352	1,027,173
Chico's FAS, Inc. (b)	741,790	721,391
Children's Place, Inc. (b)	94,368	2,675,333
Conn's, Inc. (a)	118,748	1,256,354
Designer Brands, Inc. Class A (b)	352,232	1,912,620
GameStop Corp. Class A (a) (b)	335,752	3,424,670
Genesco, Inc. (a)	90,533	1,950,081
Group 1 Automotive, Inc.	108,690	9,607,109
Guess?, Inc. (b)	231,747	2,692,900
Haverty Furniture Cos., Inc.	107,714	2,255,531
Hibbett Sports, Inc. (a) (b)	50,397	1,976,570
Lumber Liquidators Holdings, Inc. (a)	184,079	4,058,942
MarineMax, Inc. (a) (b)	139,218	3,573,726
Michaels Cos., Inc. (a) (b)	456,956	4,411,910
Monro, Inc.	94,204	3,821,856
ODP Corp. (b)	327,513	6,370,128
Shoe Carnival, Inc. (b)	55,946	1,878,667
Signet Jewelers, Ltd. (b)	325,200	6,081,240
Sonic Automotive, Inc. Class A (b)	153,059	6,146,850
		93,956,394
TEXTILES, APPAREL & LUXURY GOODS — 2.5%
Capri Holdings, Ltd. (a)	949,998	17,099,964
Fossil Group, Inc. (a)	287,400	1,649,676
G-III Apparel Group, Ltd. (a)	267,734	3,509,993
Kontoor Brands, Inc. (a) (b)	291,203	7,047,112
Movado Group, Inc.	101,536	1,009,268

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Oxford Industries, Inc.	103,686	$4,184,767
Unifi, Inc. (a)	90,033	1,156,023
Vera Bradley, Inc. (a)	135,534	828,113
Wolverine World Wide, Inc.	517,839	13,380,960
		49,865,876
THRIFTS & MORTGAGE FINANCE — 1.7%
Axos Financial, Inc. (a)	112,457	2,621,373
Flagstar Bancorp, Inc.	111,031	3,289,849
HomeStreet, Inc.	140,508	3,619,486
Mr Cooper Group, Inc. (a)	320,856	7,161,506
Northfield Bancorp, Inc.	165,967	1,513,619
Northwest Bancshares, Inc.	795,261	7,316,401
Provident Financial Services, Inc.	465,535	5,679,527
TrustCo Bank Corp. NY	299,752	1,564,705
		32,766,466
TOBACCO — 0.5%
Universal Corp.	155,196	6,499,609
Vector Group, Ltd.	279,715	2,710,438
		9,210,047
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	105,644	5,820,984
DXP Enterprises, Inc. (a)	101,689	1,640,244
Foundation Building Materials, Inc. (a) (b)	71,619	1,125,851
GMS, Inc. (a)	120,764	2,910,412
NOW, Inc. (a)	676,985	3,073,512
Veritiv Corp. (a)	78,258	990,746
		15,561,749
WATER UTILITIES — 0.2%
California Water Service Group	103,856	4,512,543
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Shenandoah Telecommunications Co.	136,307	6,056,801
Spok Holdings, Inc.	109,015	1,036,733
		7,093,534
TOTAL COMMON STOCKS (Cost $2,413,165,821)		1,965,136,109
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e) (f)	4,210,665	$4,211,508
State Street Navigator Securities Lending Portfolio II (g) (h)	120,354,615	120,354,615
TOTAL SHORT-TERM INVESTMENTS (Cost $124,566,423)		124,566,123
TOTAL INVESTMENTS — 106.8% (Cost $2,537,732,244)		2,089,702,232
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(132,171,731)
NET ASSETS — 100.0%		$1,957,530,501
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,965,136,109	$—	$0(a)	$1,965,136,109
Short-Term Investments	124,566,123	—	—	124,566,123
TOTAL INVESTMENTS	$2,089,702,232	$—	$0	$2,089,702,232

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2020.
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,125,758	$7,128,608	$21,307,763	$24,223,994	$(569)	$(300)	4,210,665	$4,211,508	$1,337
State Street Navigator Securities Lending Portfolio II	113,878,420	113,878,420	127,510,870	121,034,675	—	—	120,354,615	120,354,615	565,576
Total		$121,007,028	$148,818,633	$145,258,669	$(569)	$(300)		$124,566,123	$566,913
See accompanying notes to schedule of investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp.	846,235	$15,909,218
Aerojet Rocketdyne Holdings, Inc. (a)	971,879	38,768,253
AeroVironment, Inc. (a)	444,781	26,691,308
Axon Enterprise, Inc. (a)	466,307	42,294,045
Boeing Co.	244,196	40,355,831
BWX Technologies, Inc.	692,650	39,003,121
Cubic Corp.	883,954	51,419,604
Curtiss-Wright Corp.	414,098	38,618,779
Ducommun, Inc. (a)	147,251	4,847,503
General Dynamics Corp.	269,182	37,262,864
HEICO Corp.	358,942	37,566,870
Hexcel Corp.	1,012,626	33,973,602
Howmet Aerospace, Inc.	2,198,195	36,753,820
Huntington Ingalls Industries, Inc.	265,450	37,362,088
Kaman Corp.	356,840	13,906,055
Kratos Defense & Security Solutions, Inc. (a)	1,962,175	37,830,734
L3Harris Technologies, Inc.	216,139	36,709,048
Lockheed Martin Corp.	100,472	38,508,908
Maxar Technologies, Inc. (b)	1,708,639	42,613,457
Mercury Systems, Inc. (a)	587,066	45,474,132
Moog, Inc. Class A	332,984	21,154,474
National Presto Industries, Inc.	53,001	4,338,662
Northrop Grumman Corp.	115,464	36,427,737
PAE, Inc. (a) (b)	936,475	7,960,038
Parsons Corp. (a) (b)	628,226	21,070,700
Raytheon Technologies Corp.	645,141	37,121,413
Spirit AeroSystems Holdings, Inc. Class A (b)	1,995,304	37,731,199
Teledyne Technologies, Inc. (a)	124,922	38,752,054
Textron, Inc.	1,010,010	36,451,261
TransDigm Group, Inc.	77,362	36,756,233
Triumph Group, Inc. (b) (c)	4,719,781	30,725,774
Vectrus, Inc. (a)	192,596	7,318,648
Virgin Galactic Holdings, Inc. (a) (b)	2,362,796	45,436,567
TOTAL COMMON STOCKS (Cost $1,366,317,141)		1,057,114,000
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d) (e)	718,263	$718,407
State Street Navigator Securities Lending Portfolio II (f) (g)	53,747,891	53,747,891
TOTAL SHORT-TERM INVESTMENTS (Cost $54,466,142)		54,466,298
TOTAL INVESTMENTS — 105.1% (Cost $1,420,783,283)		1,111,580,298
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(53,919,653)
NET ASSETS — 100.0%		$1,057,660,645
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,057,114,000	$—	$—	$1,057,114,000
Short-Term Investments	54,466,298	—	—	54,466,298
TOTAL INVESTMENTS	$1,111,580,298	$—	$—	$1,111,580,298
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
Maxar Technologies, Inc.	3,087,370	$55,449,165	$—	$35,051,872	$13,767,566	$—*	—	$—*	$24,689
State Street Institutional Liquid Reserves Fund, Premier Class	1,116,770	1,117,216	2,875,159	3,273,690	(96)	(182)	718,263	718,407	567
State Street Navigator Securities Lending Portfolio II	65,944,134	65,944,134	164,993,222	177,189,465	—	—	53,747,891	53,747,891	617,015
Triumph Group, Inc.	2,458,827	22,154,031	26,607,588	4,288,638	(1,728,020)	(12,019,187)	4,719,781	30,725,774	—
Total		$144,664,546	$194,475,969	$219,803,665	$12,039,450	$(12,019,369)		$85,192,072	$642,271
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended September 30, 2020.
*	As of September 30, 2020, no longer an affiliate.
See accompanying notes to schedule of investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 3.9%
Bank of New York Mellon Corp.	660,674	$22,687,545
Northern Trust Corp.	297,835	23,222,195
		45,909,740
DIVERSIFIED BANKS — 9.4%
Bank of America Corp.	932,775	22,470,550
Citigroup, Inc.	466,325	20,103,271
JPMorgan Chase & Co.	235,363	22,658,396
US Bancorp	648,411	23,245,534
Wells Fargo & Co.	979,992	23,039,612
		111,517,363
OTHER DIVERSIFIED FINANCIAL SERVICES — 3.8%
Equitable Holdings, Inc.	1,212,291	22,112,188
Voya Financial, Inc.	486,212	23,304,141
		45,416,329
REGIONAL BANKS — 70.0%
Ameris Bancorp	219,762	5,006,178
Associated Banc-Corp.	742,677	9,372,584
Atlantic Union Bankshares Corp.	195,142	4,170,185
BancorpSouth Bank	283,447	5,493,203
Bank of Hawaii Corp.	169,635	8,569,960
Bank OZK	590,113	12,581,209
BankUnited, Inc.	513,862	11,258,716
Banner Corp.	113,905	3,674,575
BOK Financial Corp.	149,024	7,676,226
Cadence BanCorp	984,333	8,455,420
Cathay General Bancorp	218,659	4,740,527
CIT Group, Inc.	1,342,251	23,771,265
Citizens Financial Group, Inc.	877,392	22,180,470
Columbia Banking System, Inc.	267,481	6,379,422
Comerica, Inc.	600,294	22,961,246
Commerce Bancshares, Inc.	242,463	13,648,242
Community Bank System, Inc.	137,237	7,473,927
Cullen/Frost Bankers, Inc.	245,264	15,684,633
CVB Financial Corp.	379,707	6,314,527
East West Bancorp, Inc.	536,496	17,564,879
Fifth Third Bancorp	1,130,229	24,096,482
First BanCorp	911,031	4,755,582
First Citizens BancShares, Inc. Class A	28,633	9,127,628
First Financial Bancorp	269,883	3,239,945
First Financial Bankshares, Inc.	274,044	7,648,568
First Hawaiian, Inc.	769,841	11,139,599
First Horizon National Corp.	2,522,224	23,784,572
Security Description	Shares	Value
First Merchants Corp.	133,203	$3,084,981
First Midwest Bancorp, Inc.	394,821	4,256,170
First Republic Bank	222,321	24,246,328
FNB Corp.	1,452,159	9,845,638
Fulton Financial Corp.	713,801	6,659,763
Glacier Bancorp, Inc.	237,426	7,609,503
Hancock Whitney Corp.	322,892	6,073,599
Home BancShares, Inc.	526,197	7,977,147
Hope Bancorp, Inc.	622,625	4,722,611
Huntington Bancshares, Inc.	2,457,075	22,531,378
Independent Bank Corp.	84,387	4,420,191
Independent Bank Group, Inc.	204,374	9,029,243
Investors Bancorp, Inc.	1,042,829	7,570,939
KeyCorp	1,924,340	22,957,376
M&T Bank Corp.	233,999	21,548,968
Old National Bancorp	506,708	6,364,252
PacWest Bancorp	765,822	13,080,240
People's United Financial, Inc.	2,336,424	24,088,531
Pinnacle Financial Partners, Inc.	212,244	7,553,764
PNC Financial Services Group, Inc.	214,760	23,604,272
Popular, Inc.	402,739	14,607,344
Prosperity Bancshares, Inc.	341,203	17,684,551
Regions Financial Corp.	2,064,618	23,805,046
Signature Bank	251,128	20,841,113
Simmons First National Corp. Class A	350,080	5,550,518
South State Corp.	227,550	10,956,533
Sterling Bancorp	1,601,231	16,844,950
SVB Financial Group (a)	95,650	23,015,303
Synovus Financial Corp.	762,588	16,143,988
TCF Financial Corp.	470,385	10,988,194
Texas Capital Bancshares, Inc. (a)	317,218	9,874,996
Truist Financial Corp.	622,121	23,671,704
Trustmark Corp.	210,499	4,506,784
UMB Financial Corp.	144,058	7,060,283
Umpqua Holdings Corp.	1,042,229	11,068,472
United Bankshares, Inc.	318,032	6,828,147
United Community Banks, Inc.	316,005	5,349,965
Valley National Bancorp	1,371,102	9,392,049
Webster Financial Corp.	441,735	11,666,221
Western Alliance Bancorp	400,445	12,662,071
Wintrust Financial Corp.	213,710	8,559,086
Zions Bancorp NA	755,439	22,073,928
		831,145,910
THRIFTS & MORTGAGE FINANCE — 12.6%
Axos Financial, Inc. (a) (b)	181,265	4,225,287
Essent Group, Ltd.	636,589	23,560,159
MGIC Investment Corp.	2,557,487	22,659,335

See accompanying notes to schedule of investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
New York Community Bancorp, Inc.	2,343,509	$19,380,819
NMI Holdings, Inc. Class A (a)	538,936	9,593,061
PennyMac Financial Services, Inc.	345,828	20,099,523
Radian Group, Inc.	1,354,934	19,795,586
Rocket Cos., Inc. Class A (a) (b)	1,045,462	20,836,058
Washington Federal, Inc.	277,882	5,796,618
WSFS Financial Corp.	164,572	4,438,507
		150,384,953
TOTAL COMMON STOCKS (Cost $1,693,308,389)		1,184,374,295
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	532,775	532,882
State Street Navigator Securities Lending Portfolio II (e) (f)	16,834,744	16,834,744
TOTAL SHORT-TERM INVESTMENTS (Cost $17,367,626)		17,367,626
TOTAL INVESTMENTS — 101.2% (Cost $1,710,676,015)		1,201,741,921
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(13,841,162)
NET ASSETS — 100.0%		$1,187,900,759

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,184,374,295	$—	$—	$1,184,374,295
Short-Term Investments	17,367,626	—	—	17,367,626
TOTAL INVESTMENTS	$1,201,741,921	$—	$—	$1,201,741,921
See accompanying notes to schedule of investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,294,889	$1,295,407	$19,052,081	$19,813,383	$(403)	$(820)	532,775	$532,882	$862
State Street Navigator Securities Lending Portfolio II	812,668	812,668	30,542,643	14,520,567	—	—	16,834,744	16,834,744	2,388
Total		$2,108,075	$49,594,724	$34,333,950	$(403)	$(820)		$17,367,626	$3,250
See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.9%
BIOTECHNOLOGY — 100.9%
AbbVie, Inc.	540,957	$47,382,424
ACADIA Pharmaceuticals, Inc. (a) (b)	1,325,151	54,662,479
Acceleron Pharma, Inc. (a) (b)	536,894	60,416,682
Achillion Pharmaceuticals, Inc. (a) (b)	51,865	68,314
Adverum Biotechnologies, Inc. (a) (b)	3,921,758	40,394,107
Agenus, Inc. (a) (b)	3,875,163	15,500,652
Agios Pharmaceuticals, Inc. (a) (b)	1,312,616	45,941,560
Aimmune Therapeutics, Inc. (a) (b)	1,145,783	39,472,224
Akebia Therapeutics, Inc. (a) (b) (c)	12,577,144	31,568,631
Alector, Inc. (a) (b)	2,694,745	28,389,139
Alexion Pharmaceuticals, Inc. (a)	460,628	52,709,662
Alkermes PLC (a) (b)	2,788,970	46,213,233
Allakos, Inc. (a) (b)	514,510	41,906,839
Allogene Therapeutics, Inc. (a) (b)	1,498,688	56,515,524
Alnylam Pharmaceuticals, Inc. (a)	396,352	57,708,851
Amgen, Inc. (b)	199,569	50,722,457
Amicus Therapeutics, Inc. (a)	3,764,817	53,159,216
AnaptysBio, Inc. (a)	719,946	10,619,204
Anika Therapeutics, Inc. (a) (b)	272,457	9,642,253
Apellis Pharmaceuticals, Inc. (a) (b)	1,693,263	51,085,745
Arcturus Therapeutics Holdings, Inc. (a) (b) (c)	1,257,173	53,932,722
Arcus Biosciences, Inc. (a)	1,720,533	29,489,936
Ardelyx, Inc. (a) (b)	1,385,850	7,275,713
Arena Pharmaceuticals, Inc. (a)	765,820	57,275,678
Arrowhead Pharmaceuticals, Inc. (a) (b)	1,461,268	62,922,200
Assembly Biosciences, Inc. (a)	577,527	9,494,544
Atara Biotherapeutics, Inc. (a) (b)	1,744,549	22,609,355
Athenex, Inc. (a) (b)	1,224,810	14,820,201
Athersys, Inc. (a) (b)	8,327,365	16,238,362
Avrobio, Inc. (a) (b)	660,868	8,604,501
BioCryst Pharmaceuticals, Inc. (a) (b) (c)	12,872,137	44,215,791
Biogen, Inc. (a) (b)	179,837	51,016,160
Biohaven Pharmaceutical Holding Co., Ltd. (a) (b)	821,943	53,434,514
BioMarin Pharmaceutical, Inc. (a) (b)	673,545	51,243,304
Security Description	Shares	Value
Bioxcel Therapeutics, Inc. (a) (b)	1,079,866	$46,822,990
Bluebird Bio, Inc. (a) (b)	912,530	49,230,993
Blueprint Medicines Corp. (a)	730,304	67,699,181
Bridgebio Pharma, Inc. (a) (b)	1,082,432	40,612,849
CareDx, Inc. (a) (b)	1,207,717	45,820,783
Catalyst Pharmaceuticals, Inc. (a) (b) (c)	5,706,665	16,948,795
CEL-SCI Corp. (a) (b)	1,138,867	14,520,554
ChemoCentryx, Inc. (a)	1,009,554	55,323,559
Clovis Oncology, Inc. (a) (b) (c)	8,034,402	46,840,564
Coherus Biosciences, Inc. (a) (b)	2,469,157	45,284,339
Constellation Pharmaceuticals, Inc. (a) (b)	1,590,990	32,233,457
Corbus Pharmaceuticals Holdings, Inc. (a) (b) (c)	15,258,279	27,464,902
Cue Biopharma, Inc. (a) (b)	817,175	12,298,484
Cytokinetics, Inc. (a) (b)	1,739,333	37,656,559
CytomX Therapeutics, Inc. (a) (b)	1,193,707	7,938,152
Deciphera Pharmaceuticals, Inc. (a) (b)	1,042,633	53,487,073
Denali Therapeutics, Inc. (a) (b)	956,732	34,279,708
Dicerna Pharmaceuticals, Inc. (a) (b)	1,813,887	32,631,827
Dynavax Technologies Corp. (a) (b) (c)	9,686,246	41,844,583
Eagle Pharmaceuticals, Inc. (a) (b)	458,940	19,495,771
Editas Medicine, Inc. (a) (b)	1,618,151	45,405,317
Emergent BioSolutions, Inc. (a) (b)	494,792	51,126,857
Enanta Pharmaceuticals, Inc. (a) (b)	362,159	16,579,639
Epizyme, Inc. (a) (b)	2,728,722	32,553,653
Esperion Therapeutics, Inc. (a) (b)	1,282,491	47,670,190
Exact Sciences Corp. (a) (b)	636,793	64,921,046
Exelixis, Inc. (a)	2,233,251	54,602,987
Fate Therapeutics, Inc. (a) (b)	1,445,990	57,796,220
FibroGen, Inc. (a) (b)	1,150,763	47,319,375
Flexion Therapeutics, Inc. (a) (b)	1,584,102	16,490,502
G1 Therapeutics, Inc. (a) (b)	1,677,399	19,373,958
Geron Corp. (a) (b)	6,639,799	11,553,250
Gilead Sciences, Inc. (b)	739,941	46,756,872
Global Blood Therapeutics, Inc. (a) (b)	919,789	50,717,165
Gossamer Bio, Inc. (a) (b)	1,169,900	14,518,459
Halozyme Therapeutics, Inc. (a) (b)	1,794,026	47,147,003
Heron Therapeutics, Inc. (a) (b)	2,665,472	39,502,295
IGM Biosciences, Inc. (a) (b)	206,684	15,255,346

See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
ImmunoGen, Inc. (a) (b)	5,603,735	$20,173,446
Immunomedics, Inc. (a)	1,148,622	97,667,329
Immunovant, Inc. (a) (b)	526,687	18,534,116
Incyte Corp. (a) (b)	551,470	49,488,918
Inovio Pharmaceuticals, Inc. (a) (b)	4,814,304	55,845,926
Insmed, Inc. (a) (b)	1,704,320	54,776,845
Intellia Therapeutics, Inc. (a) (b)	1,997,353	39,707,378
Intercept Pharmaceuticals, Inc. (a) (b)	1,163,715	48,247,624
Invitae Corp. (a) (b)	1,491,745	64,667,146
Ionis Pharmaceuticals, Inc. (a) (b)	933,784	44,308,051
Iovance Biotherapeutics, Inc. (a)	1,530,855	50,395,747
Ironwood Pharmaceuticals, Inc. (a) (b)	4,760,963	42,824,862
Kadmon Holdings, Inc. (a) (b)	5,437,623	21,315,482
Karuna Therapeutics, Inc. (a) (b)	496,949	38,424,097
Karyopharm Therapeutics, Inc. (a) (b)	3,417,406	49,894,128
Kodiak Sciences, Inc. (a) (b)	669,025	39,612,970
Krystal Biotech, Inc. (a) (b)	318,541	13,713,190
Kura Oncology, Inc. (a) (b)	699,611	21,436,081
Ligand Pharmaceuticals, Inc. (a) (b)	476,815	45,450,006
MacroGenics, Inc. (a) (b)	1,281,813	32,288,869
Madrigal Pharmaceuticals, Inc. (a) (b)	256,956	30,508,386
Mersana Therapeutics, Inc. (a) (b)	1,894,125	35,268,608
Mirati Therapeutics, Inc. (a)	367,335	60,995,977
Moderna, Inc. (a) (b)	817,806	57,859,774
Momenta Pharmaceuticals, Inc. (a)	928,681	48,737,179
Myriad Genetics, Inc. (a) (b)	1,969,961	25,688,291
Natera, Inc. (a)	814,097	58,810,367
Neurocrine Biosciences, Inc. (a) (b)	483,420	46,485,667
Novavax, Inc. (a) (b)	508,455	55,091,099
OPKO Health, Inc. (a) (b)	16,230,156	59,889,276
PDL BioPharma, Inc. (a) (b)	2,245,669	7,073,857
Precigen, Inc. (a) (b)	2,379,420	8,327,970
Protagonist Therapeutics, Inc. (a) (b)	684,886	13,389,521
Prothena Corp. PLC (a) (b)	563,006	5,624,430
PTC Therapeutics, Inc. (a) (b)	1,064,236	49,753,033
Puma Biotechnology, Inc. (a) (b) (c)	2,189,667	22,093,740
Radius Health, Inc. (a) (b)	1,472,433	16,697,390
Regeneron Pharmaceuticals, Inc. (a)	89,024	49,833,855
REGENXBIO, Inc. (a) (b)	1,119,271	30,802,338
Retrophin, Inc. (a) (b)	991,627	18,305,434
Security Description	Shares	Value
REVOLUTION Medicines, Inc. (a) (b)	451,982	$15,728,974
Rhythm Pharmaceuticals, Inc. (a) (b)	261,267	5,661,656
Rigel Pharmaceuticals, Inc. (a) (b)	6,621,550	15,891,720
Rocket Pharmaceuticals, Inc. (a) (b)	900,603	20,587,785
Sage Therapeutics, Inc. (a) (b)	870,786	53,222,440
Sangamo Therapeutics, Inc. (a) (b)	4,612,804	43,590,998
Sarepta Therapeutics, Inc. (a) (b)	371,377	52,152,472
Seattle Genetics, Inc. (a) (b)	323,529	63,311,390
Sorrento Therapeutics, Inc. (a) (b)	7,678,525	85,615,554
Spectrum Pharmaceuticals, Inc. (a) (b)	2,604,673	10,627,066
SpringWorks Therapeutics, Inc. (a) (b)	408,958	19,495,028
Syndax Pharmaceuticals, Inc. (a) (b)	645,611	9,529,218
Syros Pharmaceuticals, Inc. (a) (b)	852,165	7,533,139
TG Therapeutics, Inc. (a) (b)	1,948,089	52,130,862
Translate Bio, Inc. (a) (b) (c)	3,735,821	50,844,524
Turning Point Therapeutics, Inc. (a) (b)	616,540	53,860,934
Twist Bioscience Corp. (a) (b)	776,363	58,980,297
Ultragenyx Pharmaceutical, Inc. (a) (b)	657,256	54,019,871
United Therapeutics Corp. (a)	473,312	47,804,512
Vanda Pharmaceuticals, Inc. (a)	1,530,005	14,779,848
VBI Vaccines, Inc. (a) (b) (c)	15,553,805	44,483,882
Veracyte, Inc. (a) (b)	1,099,863	35,734,549
Vericel Corp. (a) (b)	1,028,849	19,064,572
Vertex Pharmaceuticals, Inc. (a)	188,161	51,202,371
Viela Bio, Inc. (a) (b)	820,910	23,051,153
Viking Therapeutics, Inc. (a) (b) (c)	3,733,171	21,727,055
Xencor, Inc. (a) (b)	660,899	25,636,272
Y-mAbs Therapeutics, Inc. (a) (b)	489,973	18,810,063
ZIOPHARM Oncology, Inc. (a) (b)	5,009,984	12,625,160
		5,222,089,202
HEALTH CARE SUPPLIES — 0.0% (d)
Lantheus Holdings, Inc. (a) (b)	2	26
TOTAL COMMON STOCKS (Cost $5,876,607,585)		5,222,089,228

See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 19.1%
State Street Navigator Securities Lending Portfolio II (e) (f) (Cost $990,424,113)	990,424,113	$990,424,113
TOTAL INVESTMENTS — 120.0% (Cost $6,867,031,698)		6,212,513,341
LIABILITIES IN EXCESS OF OTHER ASSETS — (20.0)%		(1,035,003,259)
NET ASSETS — 100.0%		$5,177,510,082

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,222,020,914	$68,314	$—	$5,222,089,228
Short-Term Investment	990,424,113	—	—	990,424,113
TOTAL INVESTMENTS	$6,212,445,027	$68,314	$—	$6,212,513,341
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
Akebia Therapeutics, Inc.	2,380,450	$32,326,511	$43,093,319	$12,893,126	$40,511	$(30,998,584)	12,577,144	$31,568,631	$—
Arcturus Therapeutics Holdings, Inc.	—	—	66,926,323	7,430,896	(653,918)	(4,908,787)	1,257,173	53,932,722	—
BioCryst Pharmaceuticals, Inc.	12,358,764	58,889,511	33,461,740	30,158,529	991,511	(18,968,442)	12,872,137	44,215,791	—
Catalyst Pharmaceuticals, Inc.	4,713,118	21,774,605	13,625,682	9,598,038	(283,266)	(8,570,188)	5,706,665	16,948,795	—
CEL-SCI Corp.	1,887,669	28,164,022	14,566,792	25,515,950	53,405	—*	—	—*	—
Clovis Oncology, Inc.	7,843,117	52,941,040	32,395,674	29,122,238	(3,842,329)	(5,531,583)	8,034,402	46,840,564	—
Corbus Pharmaceuticals Holdings, Inc.	1,770,830	14,857,264	34,292,895	8,072,775	(465,814)	(13,146,668)	15,258,279	27,464,902	—
Dynavax Technologies Corp.	3,263,799	28,949,897	51,621,417	15,617,232	988,666	(24,098,165)	9,686,246	41,844,583	—
Puma Biotechnology, Inc.	2,718,389	28,352,797	16,724,432	22,172,713	(2,993,610)	2,182,834	2,189,667	22,093,740	—
State Street Institutional Liquid Reserves Fund, Premier Class	6,399,493	6,402,053	35,418,018	41,819,186	(828)	(57)	—	—	3,810
State Street Navigator Securities Lending Portfolio II	857,417,617	857,417,617	1,224,253,662	1,091,247,166	—	—	990,424,113	990,424,113	8,085,681
Translate Bio, Inc.	890,020	15,949,158	54,988,049	12,460,462	56,711	(7,688,932)	3,735,821	50,844,524	—
VBI Vaccines, Inc.	—	—	63,243,596	7,061,763	(620,322)	(11,077,629)	15,553,805	44,483,882	—
Viking Therapeutics, Inc.	2,913,435	21,005,866	16,379,239	10,816,543	(55,979)	(4,785,528)	3,733,171	21,727,055	—
Total		$1,167,030,341	$1,700,990,838	$1,323,986,617	$(6,785,262)	$(127,591,729)		$1,392,389,302	$8,089,491
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended September 30, 2020.
*	As of September 30, 2020, no longer an affiliate.
See accompanying notes to schedule of investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ASSET MANAGEMENT & CUSTODY BANKS — 47.2%
Affiliated Managers Group, Inc.	7,597	$519,483
Ameriprise Financial, Inc.	3,334	513,803
Apollo Global Management, Inc.	11,337	507,331
Ares Management Corp. Class A	12,735	514,749
Artisan Partners Asset Management, Inc. Class A	13,758	536,424
Bank of New York Mellon Corp.	14,087	483,747
BlackRock, Inc.	937	528,046
Blackstone Group, Inc. Class A	9,819	512,552
Blucora, Inc. (a)	25,305	238,373
Brightsphere Investment Group, Inc.	37,536	484,214
Carlyle Group, Inc. (b)	20,148	497,051
Cohen & Steers, Inc.	8,451	471,059
Diamond Hill Investment Group, Inc.	655	82,740
Eaton Vance Corp.	13,272	506,327
Federated Hermes, Inc.	22,559	485,244
Focus Financial Partners, Inc. Class A (a)	16,028	525,558
Franklin Resources, Inc.	25,068	510,134
Hamilton Lane, Inc. Class A	8,301	536,162
Invesco, Ltd.	47,394	540,765
Janus Henderson Group PLC	26,399	573,386
KKR & Co., Inc.	14,635	502,566
Northern Trust Corp.	6,351	495,187
SEI Investments Co.	10,128	513,692
State Street Corp. (c)	7,813	463,545
T Rowe Price Group, Inc.	4,033	517,111
Virtus Investment Partners, Inc.	2,101	291,304
Waddell & Reed Financial, Inc. Class A (b)	33,695	500,371
WisdomTree Investments, Inc.	45,643	146,058
		12,996,982
FINANCIAL EXCHANGES & DATA — 20.8%
Cboe Global Markets, Inc.	5,688	499,065
CME Group, Inc.	3,107	519,832
FactSet Research Systems, Inc.	1,546	517,725
Intercontinental Exchange, Inc.	5,145	514,757
MarketAxess Holdings, Inc.	1,119	538,899
Moody's Corp.	1,774	514,194
Morningstar, Inc.	3,226	518,128
MSCI, Inc.	1,490	531,602
Nasdaq, Inc.	4,034	495,012
S&P Global, Inc.	1,449	522,510
Tradeweb Markets, Inc. Class A	9,534	552,972
		5,724,696
INVESTMENT BANKING & BROKERAGE — 31.9%
BGC Partners, Inc. Class A	213,973	513,535
Security Description	Shares	Value
Charles Schwab Corp.	14,390	$521,350
Cowen, Inc. Class A	15,373	250,119
E*TRADE Financial Corp.	9,707	485,835
Evercore, Inc. Class A	8,179	535,397
Goldman Sachs Group, Inc.	2,524	507,248
Houlihan Lokey, Inc.	8,827	521,234
Interactive Brokers Group, Inc. Class A	10,672	515,778
Lazard, Ltd. Class A	15,503	512,374
LPL Financial Holdings, Inc.	6,431	493,065
Moelis & Co. Class A	16,207	569,514
Morgan Stanley	10,072	486,981
Piper Sandler Cos.	4,323	315,579
PJT Partners, Inc. Class A	7,096	430,089
Raymond James Financial, Inc.	6,889	501,244
Stifel Financial Corp.	9,647	487,752
StoneX Group, Inc. (a)	3,227	165,093
TD Ameritrade Holding Corp.	13,303	520,813
Virtu Financial, Inc. Class A	18,617	428,377
		8,761,377
TOTAL COMMON STOCKS (Cost $32,664,358)		27,483,055
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d) (e)	23,359	23,364
State Street Navigator Securities Lending Portfolio II (c) (f)	3,615	3,615
TOTAL SHORT-TERM INVESTMENTS (Cost $26,962)		26,979
TOTAL INVESTMENTS — 100.0% (Cost $32,691,320)		27,510,034
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(g)		8,371
NET ASSETS — 100.0%		$27,518,405
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in an affiliated entity, Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2020.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

See accompanying notes to schedule of investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$27,483,055	$—	$—	$27,483,055
Short-Term Investments	26,979	—	—	26,979
TOTAL INVESTMENTS	$27,510,034	$—	$—	$27,510,034
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Corp.	6,641	$422,036	$966,116	$911,037	$(19,909)	$6,339	7,813	$463,545	$4,063
State Street Institutional Liquid Reserves Fund, Premier Class	46,213	46,232	999,600	1,022,450	(18)	—	23,359	23,364	31
State Street Navigator Securities Lending Portfolio II	335,668	335,668	2,488,796	2,820,849	—	—	3,615	3,615	283
Total		$803,936	$4,454,512	$4,754,336	$(19,927)	$6,339		$490,524	$4,377
See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.8%
General Dynamics Corp.	936,915	$129,697,143
Raytheon Technologies Corp.	2,373,727	136,584,252
		266,281,395
AIR FREIGHT & LOGISTICS — 1.5%
C.H. Robinson Worldwide, Inc. (a)	1,432,559	146,393,204
Expeditors International of Washington, Inc.	815,006	73,774,343
		220,167,547
BANKS — 7.4%
Bank OZK (a) (b)	9,124,864	194,542,100
Commerce Bancshares, Inc. (a)	1,486,887	83,696,869
Community Bank System, Inc.	2,321,110	126,407,651
Cullen/Frost Bankers, Inc. (a)	2,488,220	159,121,669
People's United Financial, Inc. (b)	24,779,674	255,478,439
Prosperity Bancshares, Inc.	2,628,053	136,211,987
United Bankshares, Inc. (a) (b)	6,636,811	142,492,332
		1,097,951,047
BEVERAGES — 2.6%
Brown-Forman Corp. Class B	769,348	57,947,291
Coca-Cola Co.	3,617,029	178,572,722
PepsiCo, Inc.	1,086,036	150,524,590
		387,044,603
BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	2,365,524	207,196,247
BUILDING PRODUCTS — 1.2%
A.O. Smith Corp.	1,897,358	100,180,503
Carrier Global Corp.	2,589,019	79,068,640
		179,249,143
CAPITAL MARKETS — 4.8%
Eaton Vance Corp.	5,022,646	191,613,945
FactSet Research Systems, Inc.	128,681	43,092,693
Franklin Resources, Inc. (a)	11,946,374	243,108,711
S&P Global, Inc.	111,008	40,029,485
SEI Investments Co.	1,148,495	58,251,666
T Rowe Price Group, Inc.	1,039,640	133,302,641
		709,399,141
CHEMICALS — 4.7%
Air Products & Chemicals, Inc.	363,833	108,371,297
Albemarle Corp. (a)	1,094,962	97,758,207
Ecolab, Inc.	214,978	42,961,204
HB Fuller Co.	1,548,964	70,911,572
Linde PLC (c)	355,555	84,668,312
PPG Industries, Inc.	831,266	101,480,953
RPM International, Inc.	1,150,365	95,296,237
Sherwin-Williams Co.	71,440	49,775,106
Stepan Co.	499,019	54,393,071
		705,615,959
Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	2,836,615	$103,990,306
Brady Corp. Class A	1,766,721	70,704,175
Cintas Corp.	151,135	50,302,262
MSA Safety, Inc. (a)	625,501	83,923,469
		308,920,212
CONTAINERS & PACKAGING — 2.9%
Amcor PLC	20,176,474	222,950,038
AptarGroup, Inc.	516,967	58,520,664
Sonoco Products Co.	2,926,408	149,451,657
		430,922,359
DISTRIBUTORS — 1.3%
Genuine Parts Co.	1,958,909	186,429,370
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	11,118,613	316,991,657
ELECTRIC UTILITIES — 1.6%
Eversource Energy	1,455,772	121,629,751
NextEra Energy, Inc.	397,526	110,337,316
		231,967,067
ELECTRICAL EQUIPMENT — 1.9%
Emerson Electric Co.	2,431,635	159,442,307
nVent Electric PLC	7,196,743	127,310,384
		286,752,691
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.2%
Essex Property Trust, Inc. REIT	809,169	162,473,043
Federal Realty Investment Trust REIT (a)	3,226,849	236,979,791
National Retail Properties, Inc. REIT	8,143,312	281,025,697
Realty Income Corp. REIT	3,918,960	238,076,820
		918,555,351
FOOD & STAPLES RETAILING — 3.4%
Casey's General Stores, Inc.	249,927	44,399,531
Sysco Corp.	2,864,137	178,206,604
Walmart, Inc.	656,577	91,861,688
Walgreens Boots Alliance, Inc.	5,203,478	186,908,930
		501,376,753
FOOD PRODUCTS — 4.1%
Archer-Daniels-Midland Co.	4,097,186	190,478,177
Hormel Foods Corp. (a)	1,831,382	89,536,266
J.M. Smucker Co.	1,469,956	169,809,317
Lancaster Colony Corp.	551,584	98,623,220
McCormick & Co., Inc.	341,361	66,258,170
		614,705,150
GAS UTILITIES — 5.7%
Atmos Energy Corp.	1,071,540	102,428,509
National Fuel Gas Co. (a) (b)	4,895,044	198,689,836

See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
New Jersey Resources Corp. (a) (b)	4,843,277	$130,865,344
Northwest Natural Holding Co. (a) (b)	1,680,054	76,257,651
South Jersey Industries, Inc. (a) (b)	7,290,366	140,485,353
UGI Corp.	6,041,626	199,252,825
		847,979,518
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Abbott Laboratories	760,581	82,774,030
Becton Dickinson and Co.	232,080	54,000,374
Medtronic PLC	1,254,730	130,391,542
West Pharmaceutical Services, Inc.	51,205	14,076,255
		281,242,201
HEALTH CARE PROVIDERS & SERVICES — 1.0%
Cardinal Health, Inc.	3,150,168	147,900,388
HOTELS, RESTAURANTS & LEISURE — 1.0%
McDonald's Corp.	651,723	143,046,681
HOUSEHOLD DURABLES — 1.7%
Leggett & Platt, Inc.	6,053,626	249,227,782
HOUSEHOLD PRODUCTS — 3.7%
Church & Dwight Co., Inc.	691,069	64,760,076
Clorox Co.	425,924	89,516,447
Colgate-Palmolive Co.	1,544,645	119,169,362
Kimberly-Clark Corp.	981,942	144,993,555
Procter & Gamble Co.	1,003,501	139,476,604
		557,916,044
INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	1,126,877	180,503,158
Carlisle Cos., Inc.	660,814	80,863,809
Roper Technologies, Inc.	60,759	24,006,489
		285,373,456
INSURANCE — 5.1%
Aflac, Inc.	4,039,558	146,837,933
Brown & Brown, Inc.	877,899	39,742,488
Chubb, Ltd.	872,777	101,346,865
Cincinnati Financial Corp.	2,151,941	167,786,840
Old Republic International Corp.	14,869,775	219,180,483
RenaissanceRe Holdings, Ltd.	216,949	36,824,923
RLI Corp.	612,183	51,258,083
		762,977,615
IT SERVICES — 2.4%
Automatic Data Processing, Inc.	803,298	112,052,038
International Business Machines Corp.	2,050,779	249,518,281
		361,570,319
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Polaris, Inc.	1,341,552	$126,562,016
MACHINERY — 7.0%
Caterpillar, Inc.	1,131,189	168,716,839
Donaldson Co., Inc.	1,785,657	82,890,198
Dover Corp.	919,257	99,592,303
Franklin Electric Co., Inc.	1,055,391	62,088,653
Graco, Inc.	1,306,724	80,167,517
Illinois Tool Works, Inc.	633,010	122,303,862
Lincoln Electric Holdings, Inc.	1,214,649	111,796,294
Nordson Corp.	199,140	38,199,035
Otis Worldwide Corp.	1,156,588	72,194,223
Pentair PLC	2,255,597	103,238,675
Stanley Black & Decker, Inc.	627,807	101,830,295
		1,043,017,894
MEDIA — 0.6%
John Wiley & Sons, Inc. Class A (a) (b)	3,041,958	96,460,488
METALS & MINING — 1.3%
Nucor Corp.	4,335,605	194,495,240
MULTI-UTILITIES — 3.7%
Black Hills Corp.	2,979,149	159,354,680
Consolidated Edison, Inc.	2,689,604	209,251,191
MDU Resources Group, Inc.	8,198,542	184,467,195
		553,073,066
MULTILINE RETAIL — 0.9%
Target Corp.	876,044	137,906,846
OIL, GAS & CONSUMABLE FUELS — 3.5%
Chevron Corp.	3,065,818	220,738,896
Exxon Mobil Corp.	8,561,813	293,927,040
		514,665,936
PHARMACEUTICALS — 0.9%
Johnson & Johnson	926,775	137,978,262
SPECIALTY RETAIL — 0.6%
Lowe's Cos., Inc.	529,097	87,756,028
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
VF Corp. (a)	2,513,327	176,561,222
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Fastenal Co.	2,438,513	109,952,551
W.W. Grainger, Inc.	256,611	91,551,107
		201,503,658
WATER UTILITIES — 1.6%
American States Water Co. (a)	924,434	69,286,328
California Water Service Group	1,712,541	74,409,907
Essential Utilities, Inc.	2,319,432	93,357,138
		237,053,373

See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Telephone & Data Systems, Inc. (b)	6,500,059	$119,861,088
TOTAL COMMON STOCKS (Cost $15,392,048,983)		14,833,654,813
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d) (e)	14,582,184	14,585,101
State Street Navigator Securities Lending Portfolio II (f) (g)	79,884,922	79,884,922
TOTAL SHORT-TERM INVESTMENTS (Cost $94,459,614)		94,470,023
TOTAL INVESTMENTS — 100.3% (Cost $15,486,508,597)		14,928,124,836
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(44,382,858)
NET ASSETS — 100.0%		$14,883,741,978

(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,833,654,813	$—	$—	$14,833,654,813
Short-Term Investments	94,470,023	—	—	94,470,023
TOTAL INVESTMENTS	$14,928,124,836	$—	$—	$14,928,124,836
See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
ABM Industries, Inc.	3,496,319	$126,916,380	$11,842,614	$35,588,318	$(243,591)	$—*	—	$—*	$1,171,920
Bank OZK	11,770,632	276,256,733	26,813,772	89,392,125	(17,538,825)	(1,597,455)	9,124,864	194,542,100	3,191,080
Cullen/Frost Bankers, Inc.	3,189,184	238,263,937	22,194,526	71,518,219	(4,621,693)	—*	—	—*	1,790,899
HB Fuller Co.	2,718,062	121,225,565	11,631,731	64,530,930	9,436,368	—*	—	—*	438,144
John Wiley & Sons, Inc.	2,676,536	104,384,904	16,814,387	4,146,838	(103,157)	(20,488,808)	3,041,958	96,460,488	915,333
Leggett & Platt, Inc.	7,856,841	276,167,961	29,061,246	101,687,552	6,647,800	—*	—	—*	2,448,453
National Fuel Gas Co.	4,312,353	180,816,961	32,051,564	8,315,357	228,377	(6,091,709)	4,895,044	198,689,836	2,181,684
New Jersey Resources Corp.	4,313,668	140,841,260	22,877,294	5,883,128	(305,999)	(26,664,082)	4,843,277	130,865,345	1,615,809
Northwest Natural Holding Co.	1,853,023	103,380,153	9,713,627	18,451,640	(6,021,590)	(12,362,899)	1,680,054	76,257,651	892,753
nVent Electric PLC	9,090,838	170,271,396	16,423,158	50,081,194	(14,524,106)	—*	—	—*	1,575,721
People’s United Financial, Inc.	21,697,953	251,045,316	45,275,141	10,768,954	(408,716)	(29,664,348)	24,779,674	255,478,439	4,189,460
Polaris, Inc.	3,164,816	292,903,721	30,717,530	218,487,322	58,354,863	—*	—	—*	842,914
South Jersey Industries, Inc.	6,542,373	163,493,901	24,648,647	6,492,745	(621,084)	(40,543,366)	7,290,366	140,485,353	2,177,344
State Street Institutional Liquid Reserves Fund, Premier Class	16,175,997	16,182,467	213,850,219	215,443,921	(1,801)	(1,863)	14,582,184	14,585,101	12,768
State Street Navigator Securities Lending Portfolio II	160,240,114	160,240,114	393,339,816	473,695,008	—	—	79,884,922	79,884,922	67,595
Telephone & Data Systems, Inc.	7,119,547	141,536,594	13,492,223	25,523,289	(11,601,719)	1,957,279	6,500,059	119,861,088	1,117,340
United Bankshares, Inc.	6,311,500	174,576,090	16,711,641	7,028,766	(602,584)	(41,164,049)	6,636,811	142,492,332	2,351,003
Total		$2,938,503,453	$937,459,136	$1,407,035,306	$18,072,543	$(176,621,300)		$1,449,602,655	$26,980,220
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended September 30, 2020.
*	As of September 30, 2020, no longer an affiliate.
See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
HEALTH CARE EQUIPMENT — 72.2%
Abbott Laboratories	77,250	$8,407,117
ABIOMED, Inc. (a)	29,981	8,306,536
AngioDynamics, Inc. (a)	280,385	3,381,443
AtriCure, Inc. (a)	198,919	7,936,868
AxoGen, Inc. (a) (b)	325,304	3,783,286
Axonics Modulation Technologies, Inc. (a) (b)	210,407	10,739,173
Baxter International, Inc.	97,329	7,827,198
Becton Dickinson and Co.	34,303	7,981,622
Boston Scientific Corp. (a)	200,746	7,670,505
Cantel Medical Corp. (b)	164,659	7,235,116
Cardiovascular Systems, Inc. (a)	237,256	9,336,024
CONMED Corp.	93,493	7,355,094
CryoLife, Inc. (a)	306,709	5,664,915
CryoPort, Inc. (a) (b)	144,147	6,832,568
Danaher Corp.	39,479	8,501,013
DexCom, Inc. (a)	21,093	8,695,167
Edwards Lifesciences Corp. (a)	98,900	7,894,198
Envista Holdings Corp. (a)	323,651	7,987,707
GenMark Diagnostics, Inc. (a)	667,332	9,476,114
Glaukos Corp. (a) (b)	172,050	8,519,916
Globus Medical, Inc. Class A (a)	146,895	7,274,240
Heska Corp. (a) (b)	61,155	6,041,502
Hill-Rom Holdings, Inc.	92,478	7,722,838
Hologic, Inc. (a)	130,368	8,665,561
IDEXX Laboratories, Inc. (a)	22,170	8,715,249
Inogen, Inc. (a) (b)	298,672	8,661,488
Insulet Corp. (a)	38,225	9,043,653
Integer Holdings Corp. (a)	125,826	7,424,992
Integra LifeSciences Holdings Corp. (a)	186,403	8,801,950
Intuitive Surgical, Inc. (a)	11,512	8,168,224
iRhythm Technologies, Inc. (a)	38,462	9,158,187
LeMaitre Vascular, Inc.	120,855	3,931,413
LivaNova PLC (a)	179,775	8,127,628
Masimo Corp. (a)	37,784	8,919,291
Medtronic PLC	77,198	8,022,416
Mesa Laboratories, Inc.	32,764	8,346,957
Natus Medical, Inc. (a)	306,741	5,254,473
Nevro Corp. (a)	59,162	8,241,267
NuVasive, Inc. (a)	149,945	7,282,829
Orthofix Medical, Inc. (a)	133,699	4,163,387
Penumbra, Inc. (a) (b)	40,555	7,883,081
ResMed, Inc.	47,024	8,061,324
Shockwave Medical, Inc. (a)	122,714	9,301,721
STERIS PLC	49,840	8,781,310
Stryker Corp.	40,036	8,342,301
Surmodics, Inc. (a)	72,515	2,821,559
Tactile Systems Technology, Inc. (a) (b)	237,954	8,706,737
Tandem Diabetes Care, Inc. (a)	76,073	8,634,285
Security Description	Shares	Value
Teleflex, Inc.	21,826	$7,430,007
Vapotherm, Inc. (a) (b)	304,750	8,837,750
Varex Imaging Corp. (a)	755,893	9,614,959
Varian Medical Systems, Inc. (a)	46,663	8,026,036
Wright Medical Group NV (a) (b)	267,285	8,162,884
Zimmer Biomet Holdings, Inc.	58,099	7,909,598
		418,012,677
HEALTH CARE SUPPLIES — 27.8%
Align Technology, Inc. (a)	25,461	8,334,913
Antares Pharma, Inc. (a)	1,018,219	2,749,191
Atrion Corp.	4,989	3,123,114
Avanos Medical, Inc. (a)	260,569	8,656,102
Cerus Corp. (a) (b)	1,310,868	8,206,034
Cooper Cos., Inc.	24,747	8,342,709
DENTSPLY SIRONA, Inc.	183,154	8,009,324
Haemonetics Corp. (a)	91,133	7,951,354
ICU Medical, Inc. (a)	42,127	7,699,131
Lantheus Holdings, Inc. (a)	622,927	7,892,485
Meridian Bioscience, Inc. (a)	533,513	9,059,051
Merit Medical Systems, Inc. (a)	183,986	8,003,391
Neogen Corp. (a)	108,812	8,514,539
OraSure Technologies, Inc. (a)	715,125	8,703,071
OrthoPediatrics Corp. (a) (b)	145,022	6,659,410
Quidel Corp. (a)	50,177	11,007,830
SI-BONE, Inc. (a)	137,291	3,256,543
Silk Road Medical, Inc. (a)	131,920	8,866,343
SmileDirectClub, Inc. (a) (b)	754,483	8,812,362
STAAR Surgical Co. (a) (b)	158,590	8,969,850
West Pharmaceutical Services, Inc.	29,691	8,162,056
		160,978,803
TOTAL COMMON STOCKS (Cost $565,368,875)		578,991,480
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	119,457	119,481
State Street Navigator Securities Lending Portfolio II (e) (f)	19,831,837	19,831,837
TOTAL SHORT-TERM INVESTMENTS (Cost $19,951,321)		19,951,318
TOTAL INVESTMENTS — 103.4% (Cost $585,320,196)		598,942,798
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(19,830,601)
NET ASSETS — 100.0%		$579,112,197

See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$578,991,480	$—	$—	$578,991,480
Short-Term Investments	19,951,318	—	—	19,951,318
TOTAL INVESTMENTS	$598,942,798	$—	$—	$598,942,798
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	573,200	$573,429	$465,801	$919,685	$(26)	$(38)	119,457	$119,481	$248
State Street Navigator Securities Lending Portfolio II	31,250,159	31,250,159	48,484,447	59,902,769	—	—	19,831,837	19,831,837	118,812
Total		$31,823,588	$48,950,248	$60,822,454	$(26)	$(38)		$19,951,318	$119,060
See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 42.9%
1Life Healthcare, Inc. (a) (b)	79,006	$2,240,610
Addus HomeCare Corp. (a)	17,833	1,685,397
Amedisys, Inc. (a)	9,401	2,222,678
AMN Healthcare Services, Inc. (a)	40,676	2,377,919
BioTelemetry, Inc. (a)	51,987	2,369,567
Chemed Corp.	4,460	2,142,361
Cigna Corp.	12,861	2,178,782
CorVel Corp. (a)	8,371	715,135
CVS Health Corp.	37,948	2,216,163
DaVita, Inc. (a)	24,738	2,118,810
Guardant Health, Inc. (a)	22,773	2,545,566
Laboratory Corp. of America Holdings (a)	12,003	2,259,805
LHC Group, Inc. (a)	10,831	2,302,237
MEDNAX, Inc. (a)	120,342	1,959,168
Option Care Health, Inc. (a)	110,778	1,481,102
Premier, Inc. Class A	70,016	2,298,625
Providence Service Corp. (a)	12,527	1,163,884
Quest Diagnostics, Inc.	19,743	2,260,376
R1 RCM, Inc. (a)	124,717	2,138,897
RadNet, Inc. (a)	40,691	624,607
Tivity Health, Inc. (a) (b)	105,614	1,480,708
		40,782,397
HEALTH CARE DISTRIBUTORS — 20.2%
AmerisourceBergen Corp.	23,153	2,243,989
Cardinal Health, Inc.	45,023	2,113,830
Covetrus, Inc. (a)	112,220	2,738,168
Henry Schein, Inc. (a)	33,839	1,989,056
McKesson Corp.	14,486	2,157,400
Owens & Minor, Inc.	138,739	3,483,736
Patterson Cos., Inc. (b)	91,062	2,195,049
PetIQ, Inc. (a) (b)	69,480	2,287,282
		19,208,510
HEALTH CARE FACILITIES — 20.3%
Acadia Healthcare Co., Inc. (a)	72,849	2,147,589
Brookdale Senior Living, Inc. (a)	400,660	1,017,676
Community Health Systems, Inc. (a)	247,673	1,045,180
Encompass Health Corp.	34,077	2,214,324
Ensign Group, Inc.	37,375	2,132,618
Hanger, Inc. (a)	26,492	419,103
HCA Healthcare, Inc.	16,255	2,026,673
National HealthCare Corp.	7,959	495,925
Select Medical Holdings Corp. (a)	104,440	2,174,441
Security Description	Shares	Value
Tenet Healthcare Corp. (a)	74,545	$1,827,098
The Pennant Group, Inc. (a)	17,241	664,813
Universal Health Services, Inc. Class B	19,242	2,059,279
US Physical Therapy, Inc.	12,780	1,110,326
		19,335,045
MANAGED HEALTH CARE — 16.5%
Anthem, Inc.	8,442	2,267,437
Centene Corp. (a)	38,593	2,251,130
HealthEquity, Inc. (a)	42,246	2,170,177
Humana, Inc.	5,566	2,303,712
Magellan Health, Inc. (a)	21,372	1,619,570
Molina Healthcare, Inc. (a)	12,901	2,361,399
Triple-S Management Corp. Class B (a)	26,398	471,732
UnitedHealth Group, Inc.	7,225	2,252,538
		15,697,695
TOTAL COMMON STOCKS (Cost $91,783,500)		95,023,647
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	89,324	89,342
State Street Navigator Securities Lending Portfolio II (e) (f)	884,285	884,285
TOTAL SHORT-TERM INVESTMENTS (Cost $973,573)		973,627
TOTAL INVESTMENTS — 100.9% (Cost $92,757,073)		95,997,274
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(864,674)
NET ASSETS — 100.0%		$95,132,600
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$95,023,647	$—	$—	$95,023,647
Short-Term Investments	973,627	—	—	973,627
TOTAL INVESTMENTS	$95,997,274	$—	$—	$95,997,274
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	104,863	$104,904	$129,447	$144,984	$(12)	$(13)	89,324	$89,342	$62
State Street Navigator Securities Lending Portfolio II	1,401,093	1,401,093	4,823,486	5,340,294	—	—	884,285	884,285	756
Total		$1,505,997	$4,952,933	$5,485,278	$(12)	$(13)		$973,627	$818
See accompanying notes to schedule of investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 35.6%
A.O. Smith Corp.	658,839	$34,786,699
Allegion PLC	468,170	46,306,695
Carrier Global Corp.	1,898,786	57,988,924
Fortune Brands Home & Security, Inc.	585,782	50,681,859
Johnson Controls International PLC	1,332,392	54,428,213
Lennox International, Inc.	151,113	41,194,915
Masco Corp.	948,408	52,285,733
Owens Corning	550,729	37,895,663
Trane Technologies PLC	474,604	57,545,735
Trex Co., Inc. (a)	813,610	58,254,476
		491,368,912
HOME FURNISHINGS — 8.1%
Leggett & Platt, Inc.	624,232	25,699,632
Mohawk Industries, Inc. (a)	572,777	55,897,307
Tempur Sealy International, Inc. (a)	338,193	30,163,434
		111,760,373
HOME IMPROVEMENT RETAIL — 11.9%
Floor & Decor Holdings, Inc. Class A (a)	693,745	51,892,126
Home Depot, Inc.	200,958	55,808,046
Lowe's Cos., Inc.	342,955	56,882,516
		164,582,688
HOMEBUILDING — 30.6%
Cavco Industries, Inc. (a)	30,147	5,435,806
Century Communities, Inc. (a)	194,335	8,226,201
D.R. Horton, Inc.	777,721	58,819,039
Installed Building Products, Inc. (a)	115,323	11,734,115
Lennar Corp. Class A	716,617	58,533,277
LGI Homes, Inc. (a)	182,744	21,229,370
M/I Homes, Inc. (a)	145,018	6,678,079
MDC Holdings, Inc.	273,519	12,882,745
NVR, Inc. (a)	13,023	53,174,472
PulteGroup, Inc.	1,225,630	56,734,413
Skyline Champion Corp. (a)	314,553	8,420,584
Security Description	Shares	Value
Taylor Morrison Home Corp. (a)	884,026	$21,738,199
Toll Brothers, Inc.	1,039,027	50,559,054
TopBuild Corp. (a)	178,096	30,399,206
TRI Pointe Group, Inc. (a) (b)	943,017	17,106,328
		421,670,888
HOMEFURNISHING RETAIL — 8.0%
RH (a)	145,555	55,692,254
Williams-Sonoma, Inc.	607,319	54,925,930
		110,618,184
HOUSEHOLD APPLIANCES — 5.7%
Helen of Troy, Ltd. (a)	97,118	18,794,275
Whirlpool Corp.	321,291	59,082,202
		77,876,477
TOTAL COMMON STOCKS (Cost $1,261,228,889)		1,377,877,522
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d) (Cost $764,946)	765,003	765,156
TOTAL INVESTMENTS — 100.0% (Cost $1,261,993,835)		1,378,642,678
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(e)		674,760
NET ASSETS — 100.0%		$1,379,317,438
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,377,877,522	$—	$—	$1,377,877,522
Short-Term Investment	765,156	—	—	765,156
TOTAL INVESTMENTS	$1,378,642,678	$—	$—	$1,378,642,678
See accompanying notes to schedule of investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	275,022	$275,132	$4,492,096	$4,001,749	$(252)	$(71)	765,003	$765,156	$421
See accompanying notes to schedule of investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INSURANCE BROKERS — 13.9%
Aon PLC Class A	54,689	$11,282,340
Arthur J Gallagher & Co.	108,281	11,432,308
Brown & Brown, Inc.	246,911	11,177,661
eHealth, Inc. (a)	153,548	12,130,292
Marsh & McLennan Cos., Inc.	95,201	10,919,555
Willis Towers Watson PLC	53,335	11,137,415
		68,079,571
LIFE & HEALTH INSURANCE — 24.9%
Aflac, Inc.	302,894	11,010,197
American Equity Investment Life Holding Co.	334,052	7,345,804
Athene Holding, Ltd. Class A (a)	308,242	10,504,887
Brighthouse Financial, Inc. (a)	373,545	10,052,096
CNO Financial Group, Inc.	470,683	7,549,755
Genworth Financial, Inc. Class A (a)	1,341,646	4,494,514
Globe Life, Inc.	135,296	10,810,151
Lincoln National Corp.	319,179	9,999,878
MetLife, Inc.	288,324	10,717,003
Primerica, Inc.	79,881	9,037,736
Principal Financial Group, Inc.	268,383	10,807,784
Prudential Financial, Inc.	161,817	10,278,616
Unum Group	595,975	10,030,259
		122,638,680
MULTI-LINE INSURANCE — 8.8%
American Financial Group, Inc.	162,430	10,879,561
American International Group, Inc.	388,120	10,684,944
Assurant, Inc.	92,857	11,264,483
Hartford Financial Services Group, Inc.	285,269	10,515,015
		43,344,003
PROPERTY & CASUALTY INSURANCE — 43.1%
Allstate Corp.	117,171	11,030,478
Arch Capital Group, Ltd. (a)	358,700	10,491,975
Argo Group International Holdings, Ltd.	92,972	3,201,026
Assured Guaranty, Ltd.	424,129	9,110,291
Axis Capital Holdings, Ltd.	241,936	10,654,861
Chubb, Ltd.	91,346	10,607,098
Cincinnati Financial Corp.	142,914	11,143,005
Erie Indemnity Co. Class A	22,098	4,646,767
Security Description	Shares	Value
Fidelity National Financial, Inc.	327,483	$10,253,493
First American Financial Corp.	210,474	10,715,231
Hanover Insurance Group, Inc.	115,674	10,778,503
Kemper Corp.	141,484	9,455,376
Kinsale Capital Group, Inc.	56,858	10,813,254
Loews Corp.	312,519	10,860,035
Markel Corp. (a)	10,476	10,200,481
Mercury General Corp.	131,382	5,435,273
Old Republic International Corp.	710,689	10,475,556
Progressive Corp.	116,049	10,986,359
RLI Corp.	83,972	7,030,976
Selective Insurance Group, Inc.	127,353	6,557,406
Travelers Cos., Inc.	96,933	10,487,181
White Mountains Insurance Group, Ltd.	7,906	6,158,774
WR Berkley Corp.	174,797	10,688,837
		211,782,236
REINSURANCE — 9.2%
Alleghany Corp.	20,057	10,438,666
Enstar Group, Ltd. (a)	20,829	3,363,883
Everest Re Group, Ltd.	53,419	10,552,389
Reinsurance Group of America, Inc.	108,184	10,298,035
RenaissanceRe Holdings, Ltd.	63,446	10,769,324
		45,422,297
TOTAL COMMON STOCKS (Cost $620,093,132)		491,266,787
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (b) (c) (Cost $1,289,115)	1,289,024	1,289,282
TOTAL INVESTMENTS — 100.2% (Cost $621,382,247)		492,556,069
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(811,289)
NET ASSETS — 100.0%		$491,744,780
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2020.

See accompanying notes to schedule of investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$491,266,787	$—	$—	$491,266,787
Short-Term Investment	1,289,282	—	—	1,289,282
TOTAL INVESTMENTS	$492,556,069	$—	$—	$492,556,069
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,176,534	$1,177,005	$4,696,498	$4,583,892	$(245)	$(84)	1,289,024	$1,289,282	$357
See accompanying notes to schedule of investments.

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INTERACTIVE MEDIA & SERVICES — 35.3%
Alphabet, Inc. Class C (a)	583	$856,777
ANGI Homeservices, Inc. Class A (a) (b)	71,600	794,402
Cargurus, Inc. (a)	38,433	831,306
Cars.com, Inc. (a)	87,189	704,487
Eventbrite, Inc. Class A (a) (b)	75,196	815,877
EverQuote, Inc. Class A (a)	21,794	842,120
Facebook, Inc. Class A (a)	3,316	868,460
InterActiveCorp (a)	7,248	868,165
Match Group, Inc. (a)	8,527	943,513
Pinterest, Inc. Class A (a)	25,904	1,075,275
QuinStreet, Inc. (a)	16,227	257,036
Snap, Inc. Class A (a)	36,526	953,694
TripAdvisor, Inc.	41,636	815,649
TrueCar, Inc. (a)	52,573	262,865
Twitter, Inc. (a)	22,693	1,009,839
Yelp, Inc. (a)	41,172	827,145
Zillow Group, Inc. Class C (a) (b)	10,349	1,051,355
		13,777,965
INTERNET & DIRECT MARKETING RETAIL — 41.8%
1-800-Flowers.com, Inc. Class A (a)	37,841	943,755
Amazon.com, Inc. (a)	285	897,388
Booking Holdings, Inc. (a)	495	846,787
CarParts.com, Inc. (a)	90,992	983,624
Chewy, Inc. Class A (a) (b)	16,419	900,254
eBay, Inc.	16,744	872,362
Etsy, Inc. (a)	7,976	970,121
Expedia Group, Inc.	9,326	855,101
Groupon, Inc. (a) (b)	27,280	556,512
GrubHub, Inc. (a)	12,769	923,582
Magnite, Inc. (a) (b)	155,556	1,080,336
Overstock.com, Inc. (a)	13,559	985,061
PetMed Express, Inc. (b)	30,457	963,050
Quotient Technology, Inc. (a)	39,817	293,849
Qurate Retail, Inc. Class A	83,117	596,780
Shutterstock, Inc.	13,460	700,458
Stamps.com, Inc. (a)	4,190	1,009,581
Stitch Fix, Inc. Class A (a) (b)	32,787	889,511
Wayfair, Inc. Class A (a) (b)	3,501	1,018,826
		16,286,938
Security Description	Shares	Value
INTERNET SERVICES & INFRASTRUCTURE — 22.8%
Akamai Technologies, Inc. (a)	8,299	$917,371
Endurance International Group Holdings, Inc. (a)	41,482	238,107
Fastly, Inc. Class A (a)	11,617	1,088,281
GoDaddy, Inc. Class A (a)	11,740	891,888
Limelight Networks, Inc. (a)	171,562	988,197
MongoDB, Inc. (a) (b)	4,259	986,001
Okta, Inc. (a)	4,560	975,156
Switch, Inc. Class A	59,499	928,779
Twilio, Inc. Class A (a)	3,935	972,299
VeriSign, Inc. (a)	4,458	913,221
		8,899,300
TOTAL COMMON STOCKS (Cost $37,839,082)		38,964,203
SHORT-TERM INVESTMENTS — 16.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	43,652	43,661
State Street Navigator Securities Lending Portfolio II (e) (f)	6,182,380	6,182,380
TOTAL SHORT-TERM INVESTMENTS (Cost $6,226,027)		6,226,041
TOTAL INVESTMENTS — 115.9% (Cost $44,065,109)		45,190,244
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.9)%		(6,192,855)
NET ASSETS — 100.0%		$38,997,389
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$38,964,203	$—	$—	$38,964,203
Short-Term Investments	6,226,041	—	—	6,226,041
TOTAL INVESTMENTS	$45,190,244	$—	$—	$45,190,244
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	44,245	$44,263	$317,640	$318,222	$(15)	$(5)	43,652	$43,661	$33
State Street Navigator Securities Lending Portfolio II	3,307,256	3,307,256	13,908,982	11,033,858	—	—	6,182,380	6,182,380	4,382
Total		$3,351,519	$14,226,622	$11,352,080	$(15)	$(5)		$6,226,041	$4,415
See accompanying notes to schedule of investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 16.0%
Alcoa Corp. (a)	1,858,055	$21,609,180
Arconic Corp. (a)	1,362,871	25,962,693
Century Aluminum Co. (a)	2,680,699	19,086,577
Kaiser Aluminum Corp.	428,321	22,953,722
		89,612,172
COAL & CONSUMABLE FUELS — 4.8%
Arch Resources, Inc.	637,880	27,097,142
COPPER — 4.5%
Freeport-McMoRan, Inc.	1,596,583	24,970,558
DIVERSIFIED METALS & MINING — 8.7%
Compass Minerals International, Inc.	468,883	27,828,206
Materion Corp.	396,384	20,623,860
		48,452,066
GOLD — 13.2%
Coeur Mining, Inc. (a)	3,391,129	25,026,533
Newmont Corp.	392,260	24,888,897
Royal Gold, Inc.	199,160	23,933,057
		73,848,487
SILVER — 4.3%
Hecla Mining Co.	4,766,254	24,212,570
STEEL — 48.4%
Allegheny Technologies, Inc. (a)	2,989,157	26,065,449
Carpenter Technology Corp.	1,332,824	24,204,084
Cleveland-Cliffs, Inc. (b)	4,272,338	27,428,410
Commercial Metals Co.	1,292,977	25,833,680
Nucor Corp.	565,571	25,371,515
Reliance Steel & Aluminum Co.	247,375	25,242,145
Schnitzer Steel Industries, Inc. Class A	657,169	12,637,360
Steel Dynamics, Inc.	885,674	25,356,847
Security Description	Shares	Value
United States Steel Corp. (b)	3,607,783	$26,481,127
Warrior Met Coal, Inc.	1,451,975	24,799,733
Worthington Industries, Inc.	672,914	27,441,433
		270,861,783
TOTAL COMMON STOCKS (Cost $694,455,005)		559,054,778
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	360,945	361,017
State Street Navigator Securities Lending Portfolio II (e) (f)	16,618,092	16,618,092
TOTAL SHORT-TERM INVESTMENTS (Cost $16,979,084)		16,979,109
TOTAL INVESTMENTS — 102.9% (Cost $711,434,089)		576,033,887
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(16,327,426)
NET ASSETS — 100.0%		$559,706,461
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$559,054,778	$—	$—	$559,054,778
Short-Term Investments	16,979,109	—	—	16,979,109
TOTAL INVESTMENTS	$576,033,887	$—	$—	$576,033,887
See accompanying notes to schedule of investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	244,308	$244,406	$2,782,586	$2,665,762	$(201)	$(12)	360,945	$361,017	$263
State Street Navigator Securities Lending Portfolio II	15,717,149	15,717,149	57,121,881	56,220,938	—	—	16,618,092	16,618,092	19,957
Total		$15,961,555	$59,904,467	$58,886,700	$(201)	$(12)		$16,979,109	$20,220
See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
OIL & GAS DRILLING — 13.4%
Helmerich & Payne, Inc.	256,549	$3,758,443
Patterson-UTI Energy, Inc.	1,211,821	3,453,690
Transocean, Ltd. (a) (b)	3,892,636	3,140,968
		10,353,101
OIL & GAS EQUIPMENT & SERVICES — 86.6%
Archrock, Inc.	672,880	3,620,094
Baker Hughes Co.	274,940	3,653,953
Cactus, Inc. Class A	188,379	3,614,993
ChampionX Corp. (a)	433,380	3,462,706
Core Laboratories NV	217,551	3,319,828
DMC Global, Inc.	115,247	3,796,236
Dril-Quip, Inc. (a)	131,485	3,255,569
Halliburton Co.	268,775	3,238,739
Helix Energy Solutions Group, Inc. (a)	1,270,005	3,060,712
Liberty Oilfield Services, Inc. Class A (b)	470,603	3,760,118
Matrix Service Co. (a)	510,029	4,258,742
National Oilwell Varco, Inc.	342,142	3,099,807
NexTier Oilfield Solutions, Inc. (a)	2,130,786	3,941,954
Oceaneering International, Inc. (a)	961,257	3,383,625
ProPetro Holding Corp. (a)	747,644	3,035,435
Schlumberger, Ltd.	214,629	3,339,627
SEACOR Holdings, Inc. (a)	130,235	3,787,234
Select Energy Services, Inc. Class A (a)	951,716	3,654,589
TechnipFMC PLC	564,862	3,564,279
		66,848,240
TOTAL COMMON STOCKS (Cost $175,009,708)		77,201,341
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	39,805	$39,813
State Street Navigator Securities Lending Portfolio II (e) (f)	1,613,311	1,613,311
TOTAL SHORT-TERM INVESTMENTS (Cost $1,653,101)		1,653,124
TOTAL INVESTMENTS — 102.1% (Cost $176,662,809)		78,854,465
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(1,607,385)
NET ASSETS — 100.0%		$77,247,080
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$77,201,341	$—	$—	$77,201,341
Short-Term Investments	1,653,124	—	—	1,653,124
TOTAL INVESTMENTS	$78,854,465	$—	$—	$78,854,465
See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	80,412	$80,444	$436,367	$476,963	$(26)	$(9)	39,805	$39,813	$50
State Street Navigator Securities Lending Portfolio II	5,102,766	5,102,766	8,626,603	12,116,058	—	—	1,613,311	1,613,311	3,382
Total		$5,183,210	$9,062,970	$12,593,021	$(26)	$(9)		$1,653,124	$3,432
See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
INTEGRATED OIL & GAS — 10.4%
Chevron Corp.	829,961	$59,757,192
Exxon Mobil Corp.	1,747,433	59,989,375
Occidental Petroleum Corp.	6,309,116	63,154,251
		182,900,818
OIL & GAS EXPLORATION & PRODUCTION — 70.5%
Antero Resources Corp. (a) (b)	12,412,151	34,133,415
Apache Corp.	5,425,341	51,377,979
Bonanza Creek Energy, Inc. (a)	176,981	3,327,243
Cabot Oil & Gas Corp.	3,535,069	61,368,798
Cimarex Energy Co.	1,476,781	35,930,082
CNX Resources Corp. (a)	3,189,017	30,104,320
Concho Resources, Inc.	1,423,069	62,785,804
ConocoPhillips	1,947,462	63,954,652
Continental Resources, Inc. (b)	4,488,195	55,115,035
Devon Energy Corp.	7,188,378	68,002,056
Diamondback Energy, Inc.	2,176,876	65,567,505
EOG Resources, Inc.	1,651,156	59,342,547
EQT Corp.	4,595,850	59,424,340
Hess Corp.	1,490,812	61,018,935
Kosmos Energy, Ltd. (b)	11,722,569	11,436,538
Magnolia Oil & Gas Corp. Class A (a) (b)	1,644,088	8,499,935
Marathon Oil Corp.	14,424,952	58,998,054
Matador Resources Co. (a)	3,607,456	29,797,587
Murphy Oil Corp. (b)	3,998,687	35,668,288
Noble Energy, Inc.	7,031,587	60,120,069
Ovintiv, Inc. (b)	5,523,268	45,069,867
Parsley Energy, Inc. Class A (b)	6,925,802	64,825,507
PDC Energy, Inc. (a)	1,515,099	18,779,652
Pioneer Natural Resources Co.	700,307	60,219,399
Range Resources Corp.	6,418,478	42,490,324
Southwestern Energy Co. (a)	14,965,799	35,169,628
WPX Energy, Inc. (a)	12,076,927	59,176,942
		1,241,704,501
OIL & GAS REFINING & MARKETING — 18.9%
CVR Energy, Inc. (b)	743,416	9,203,490
Delek US Holdings, Inc. (b)	1,660,193	18,477,948
Green Plains, Inc. (a)	477,931	7,398,372
Security Description	Shares	Value
HollyFrontier Corp.	2,756,083	$54,322,396
Marathon Petroleum Corp.	2,063,342	60,538,454
Par Pacific Holdings, Inc. (a)	470,581	3,185,833
PBF Energy, Inc. Class A (b)	5,561,478	31,644,810
Phillips 66	1,129,809	58,569,299
Renewable Energy Group, Inc. (a)	371,289	19,834,258
REX American Resources Corp. (a)	23,597	1,548,199
Valero Energy Corp.	1,389,900	60,210,468
World Fuel Services Corp.	404,835	8,578,454
		333,511,981
TOTAL COMMON STOCKS (Cost $3,201,708,390)		1,758,117,300
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	411,004	411,086
State Street Navigator Securities Lending Portfolio II (e) (f)	43,207,500	43,207,500
TOTAL SHORT-TERM INVESTMENTS (Cost $43,618,586)		43,618,586
TOTAL INVESTMENTS — 102.3% (Cost $3,245,326,976)		1,801,735,886
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(40,835,067)
NET ASSETS — 100.0%		$1,760,900,819
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity, Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

At September 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Sector Index (long)	93	12/18/2020	$3,116,732	$2,880,210	$(236,522)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,758,117,300	$—	$—	$1,758,117,300
Short-Term Investments	43,618,586	—	—	43,618,586
TOTAL INVESTMENTS	$1,801,735,886	$—	$—	$1,801,735,886
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(236,522)	—	—	(236,522)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(236,522)	$—	$—	$(236,522)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$21,811,075	$21,398,440	$(1,549)	$—	411,004	$411,086	$196
State Street Navigator Securities Lending Portfolio II	36,352,782	36,352,782	163,137,107	156,282,389	—	—	43,207,500	43,207,500	160,264
Total		$36,352,782	$184,948,182	$177,680,829	$(1,549)	$—		$43,618,586	$160,460
See accompanying notes to schedule of investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Aerie Pharmaceuticals, Inc. (a) (b)	224,019	$2,636,704
Amneal Pharmaceuticals, Inc. (a) (b)	374,486	1,453,006
Amphastar Pharmaceuticals, Inc. (a)	71,230	1,335,563
Arvinas Holding Co. LLC (a) (b)	124,176	2,931,795
Axsome Therapeutics, Inc. (a) (b)	106,061	7,556,846
BioDelivery Sciences International, Inc. (a)	245,053	914,048
Bristol-Myers Squibb Co.	167,375	10,091,039
Cara Therapeutics, Inc. (a) (b)	105,747	1,345,631
Catalent, Inc. (a)	119,389	10,226,862
Collegium Pharmaceutical, Inc. (a)	90,498	1,884,168
Corcept Therapeutics, Inc. (a)	195,759	3,407,185
Cymabay Therapeutics, Inc. (a)	295,959	2,142,743
Elanco Animal Health, Inc. (a)	364,604	10,183,390
Eli Lilly & Co.	66,672	9,868,789
Endo International PLC (a)	1,348,450	4,449,885
Horizon Therapeutics PLC (a)	139,970	10,872,870
Innoviva, Inc. (a)	182,885	1,911,148
Intersect ENT, Inc. (a)	68,750	1,121,313
Intra-Cellular Therapies, Inc. (a)	137,130	3,518,756
Jazz Pharmaceuticals PLC (a)	72,175	10,291,433
Johnson & Johnson	66,812	9,946,971
Merck & Co., Inc.	116,873	9,694,615
Mylan NV (a)	644,062	9,551,439
MyoKardia, Inc. (a)	74,194	10,114,868
Nektar Therapeutics (a)	258,680	4,291,501
Ocular Therapeutix, Inc. (a) (b)	174,237	1,325,944
Omeros Corp. (a) (b)	119,651	1,209,073
Pacira BioSciences, Inc. (a)	136,034	8,178,364
Perrigo Co. PLC	203,074	9,323,127
Pfizer, Inc.	273,731	10,045,928
Phathom Pharmaceuticals, Inc. (a) (b)	16,167	592,844
Phibro Animal Health Corp. Class A	39,326	684,272
Prestige Consumer Healthcare, Inc. (a)	95,217	3,467,803
Provention Bio, Inc. (a) (b)	201,163	2,580,921
Security Description	Shares	Value
Reata Pharmaceuticals, Inc. Class A (a) (b)	97,541	$9,502,444
Relmada Therapeutics, Inc. (a) (b)	31,914	1,200,605
Revance Therapeutics, Inc. (a)	93,921	2,361,174
Royalty Pharma PLC Class A	256,055	10,772,234
Supernus Pharmaceuticals, Inc. (a)	122,122	2,545,023
Theravance Biopharma, Inc. (a) (b)	121,530	1,796,821
Zoetis, Inc.	62,258	10,295,605
Zogenix, Inc. (a)	217,132	3,893,177
TOTAL COMMON STOCKS (Cost $249,781,362)		221,517,927
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	111,110	111,132
State Street Navigator Securities Lending Portfolio II (e) (f)	11,178,155	11,178,155
TOTAL SHORT-TERM INVESTMENTS (Cost $11,289,146)		11,289,287
TOTAL INVESTMENTS — 105.0% (Cost $261,070,508)		232,807,214
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(11,162,649)
NET ASSETS — 100.0%		$221,644,565
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$221,517,927	$—	$—	$221,517,927
Short-Term Investments	11,289,287	—	—	11,289,287
TOTAL INVESTMENTS	$232,807,214	$—	$—	$232,807,214
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	149,811	$149,871	$479,671	$518,349	$(39)	$(22)	111,110	$111,132	$101
State Street Navigator Securities Lending Portfolio II	10,117,542	10,117,542	32,432,057	31,371,444	—	—	11,178,155	11,178,155	9,276
Total		$10,267,413	$32,911,728	$31,889,793	$(39)	$(22)		$11,289,287	$9,377
See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
REGIONAL BANKS — 99.7%
1st Source Corp.	34,638	$1,068,236
Allegiance Bancshares, Inc.	32,324	755,412
Ameris Bancorp	205,070	4,671,495
Associated Banc-Corp.	693,079	8,746,657
Atlantic Union Bankshares Corp.	182,092	3,891,306
Banc of California, Inc.	144,914	1,466,530
BancFirst Corp.	54,505	2,225,984
Bancorp, Inc. (a)	187,807	1,622,652
BancorpSouth Bank	264,549	5,126,960
Bank of Hawaii Corp.	158,338	7,999,236
Bank OZK	550,675	11,740,391
BankUnited, Inc.	479,593	10,507,883
Banner Corp.	106,268	3,428,206
Berkshire Hills Bancorp, Inc.	337,116	3,408,243
BOK Financial Corp.	139,041	7,162,002
Boston Private Financial Holdings, Inc.	292,112	1,612,458
Brookline Bancorp, Inc.	196,955	1,702,676
Bryn Mawr Bank Corp.	47,404	1,178,937
Cadence BanCorp	918,556	7,890,396
Camden National Corp.	30,640	926,094
Cathay General Bancorp	204,027	4,423,305
Central Pacific Financial Corp.	104,288	1,415,188
CIT Group, Inc.	1,327,654	23,512,752
Citizens Financial Group, Inc.	1,512,705	38,241,182
City Holding Co.	42,460	2,446,121
Columbia Banking System, Inc.	249,650	5,954,153
Comerica, Inc.	903,620	34,563,465
Commerce Bancshares, Inc.	226,207	12,733,192
Community Bank System, Inc.	128,095	6,976,054
ConnectOne Bancorp, Inc.	77,682	1,092,986
Cullen/Frost Bankers, Inc.	228,860	14,635,597
Customers Bancorp, Inc. (a)	115,438	1,292,906
CVB Financial Corp.	354,281	5,891,693
Dime Community Bancshares, Inc.	117,379	1,327,557
Eagle Bancorp, Inc.	85,787	2,298,234
East West Bancorp, Inc.	500,656	16,391,477
Enterprise Financial Services Corp.	62,415	1,702,057
FB Financial Corp.	76,499	1,921,655
Fifth Third Bancorp	1,948,694	41,546,156
First BanCorp	850,140	4,437,731
First BanCorp/Southern Pines	74,246	1,553,969
First Busey Corp.	91,992	1,461,753
First Citizens BancShares, Inc. Class A	26,713	8,515,570
First Commonwealth Financial Corp.	356,815	2,761,748
First Financial Bancorp	251,783	3,022,655
First Financial Bankshares, Inc.	255,697	7,136,503
First Foundation, Inc.	117,538	1,536,222
First Hawaiian, Inc. (b)	718,444	10,395,885
Security Description	Shares	Value
First Horizon National Corp.	3,744,314	$35,308,881
First Interstate BancSystem, Inc. Class A	121,393	3,866,367
First Merchants Corp.	124,336	2,879,622
First Midwest Bancorp, Inc.	368,473	3,972,139
First Republic Bank	383,292	41,801,826
FNB Corp.	1,355,094	9,187,537
Fulton Financial Corp.	666,107	6,214,778
Glacier Bancorp, Inc.	221,564	7,101,126
Great Western Bancorp, Inc.	347,784	4,329,911
Hancock Whitney Corp.	301,356	5,668,506
HarborOne Bancorp, Inc. (a)	156,456	1,262,600
Heartland Financial USA, Inc.	62,332	1,869,648
Heritage Commerce Corp.	137,437	914,643
Heritage Financial Corp.	106,203	1,953,073
Hilltop Holdings, Inc.	204,723	4,213,199
Home BancShares, Inc.	491,003	7,443,606
Hope Bancorp, Inc.	581,002	4,406,900
Huntington Bancshares, Inc.	4,236,484	38,848,558
Independent Bank Corp.	78,770	4,125,973
Independent Bank Corp.	56,059	704,662
Independent Bank Group, Inc.	190,770	8,428,219
International Bancshares Corp.	99,370	2,589,582
Investors Bancorp, Inc.	973,181	7,065,294
KeyCorp	3,317,883	39,582,344
Lakeland Bancorp, Inc.	88,291	878,495
Lakeland Financial Corp.	65,289	2,689,907
Live Oak Bancshares, Inc.	72,199	1,828,801
M&T Bank Corp.	403,369	37,146,251
National Bank Holdings Corp. Class A	70,281	1,844,876
NBT Bancorp, Inc.	79,958	2,144,474
Nicolet Bankshares, Inc. (a)	13,445	734,231
OceanFirst Financial Corp.	128,538	1,759,685
OFG Bancorp	186,967	2,329,609
Old National Bancorp	472,818	5,938,594
Pacific Premier Bancorp, Inc.	265,726	5,351,722
PacWest Bancorp	714,642	12,206,085
Park National Corp. (b)	35,290	2,892,368
People's United Financial, Inc.	2,501,397	25,789,403
Pinnacle Financial Partners, Inc.	198,081	7,049,703
PNC Financial Services Group, Inc.	370,288	40,698,354
Popular, Inc.	375,810	13,630,629
Preferred Bank	43,272	1,389,897
Prosperity Bancshares, Inc.	318,424	16,503,916
QCR Holdings, Inc.	36,308	995,202
Regions Financial Corp.	3,559,846	41,045,024
Renasant Corp.	126,956	2,884,440
S&T Bancorp, Inc.	120,376	2,129,451
Sandy Spring Bancorp, Inc.	131,102	3,025,834
Seacoast Banking Corp. of Florida (a)	142,369	2,566,913
ServisFirst Bancshares, Inc.	94,478	3,215,086
Signature Bank	234,313	19,445,636

See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Simmons First National Corp. Class A	326,663	$5,179,242
South State Corp.	212,318	10,223,112
Southside Bancshares, Inc.	76,325	1,864,620
Sterling Bancorp	1,494,248	15,719,489
SVB Financial Group (a)	155,830	37,495,815
Synovus Financial Corp.	711,657	15,065,779
TCF Financial Corp.	438,930	10,253,405
Texas Capital Bancshares, Inc. (a)	296,070	9,216,659
Tompkins Financial Corp.	21,102	1,198,805
TriCo Bancshares	51,110	1,251,684
TriState Capital Holdings, Inc. (a)	74,440	985,586
Triumph Bancorp, Inc. (a)	53,422	1,663,561
Truist Financial Corp.	1,072,716	40,816,844
Trustmark Corp.	196,444	4,205,866
UMB Financial Corp.	134,396	6,586,748
Umpqua Holdings Corp.	972,539	10,328,364
United Bankshares, Inc.	296,743	6,371,072
United Community Banks, Inc.	294,912	4,992,860
Univest Financial Corp.	61,320	881,168
Valley National Bancorp	1,279,505	8,764,609
Veritex Holdings, Inc.	128,975	2,196,444
Webster Financial Corp.	412,254	10,887,628
WesBanco, Inc.	152,131	3,249,518
Westamerica Bancorporation	65,492	3,559,490
Western Alliance Bancorp	373,774	11,818,734
Wintrust Financial Corp.	199,409	7,986,330
Zions Bancorp NA	1,019,797	29,798,468
TOTAL COMMON STOCKS (Cost $1,583,088,699)		1,110,735,000
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	110,003	$110,025
State Street Navigator Securities Lending Portfolio II (e) (f)	2,544,407	2,544,407
TOTAL SHORT-TERM INVESTMENTS (Cost $2,654,432)		2,654,432
TOTAL INVESTMENTS — 99.9% (Cost $1,585,743,131)		1,113,389,432
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		788,137
NET ASSETS — 100.0%		$1,114,177,569
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,110,735,000	$—	$—	$1,110,735,000
Short-Term Investments	2,654,432	—	—	2,654,432
TOTAL INVESTMENTS	$1,113,389,432	$—	$—	$1,113,389,432
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	503,321	$503,523	$17,178,546	$17,570,873	$(1,171)	$—	110,003	$110,025	$929
State Street Navigator Securities Lending Portfolio II	—	—	14,345,943	11,801,536	—	—	2,544,407	2,544,407	2,764
Total		$503,523	$31,524,489	$29,372,409	$(1,171)	$—		$2,654,432	$3,693
See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
APPAREL RETAIL — 16.9%
Abercrombie & Fitch Co. Class A	260,990	$3,635,591
American Eagle Outfitters, Inc. (a)	269,936	3,997,752
Boot Barn Holdings, Inc. (a) (b)	129,846	3,653,866
Buckle, Inc.	127,290	2,595,443
Burlington Stores, Inc. (b)	18,324	3,776,393
Designer Brands, Inc. Class A	612,668	3,326,787
Foot Locker, Inc.	108,775	3,592,838
Gap, Inc.	223,674	3,809,168
Guess?, Inc.	319,167	3,708,721
L Brands, Inc.	132,923	4,228,281
Ross Stores, Inc.	41,259	3,850,290
TJX Cos., Inc.	68,724	3,824,491
Urban Outfitters, Inc. (b)	164,397	3,421,102
Zumiez, Inc. (b)	84,538	2,351,847
		49,772,570
AUTOMOTIVE RETAIL — 17.6%
Advance Auto Parts, Inc.	24,061	3,693,364
America's Car-Mart, Inc. (b)	13,571	1,151,906
Asbury Automotive Group, Inc. (b)	35,610	3,470,195
AutoNation, Inc. (b)	67,836	3,590,559
AutoZone, Inc. (b)	3,031	3,569,427
Camping World Holdings, Inc. Class A	108,066	3,214,964
CarMax, Inc. (b)	36,669	3,370,248
Carvana Co. (a) (b)	21,337	4,759,431
Group 1 Automotive, Inc.	42,277	3,736,864
Lithia Motors, Inc. Class A	15,563	3,547,430
Monro, Inc.	85,575	3,471,778
Murphy USA, Inc. (b)	26,750	3,431,223
O'Reilly Automotive, Inc. (b)	7,843	3,616,250
Penske Automotive Group, Inc. (a)	77,620	3,699,369
Sonic Automotive, Inc. Class A	91,689	3,682,230
		52,005,238
COMPUTER & ELECTRONICS RETAIL — 4.7%
Best Buy Co., Inc.	34,782	3,870,889
GameStop Corp. Class A (a) (b)	611,218	6,234,423
Rent-A-Center, Inc.	126,808	3,790,291
		13,895,603
DEPARTMENT STORES — 3.1%
Kohl's Corp.	174,499	3,233,466
Macy's, Inc.	527,967	3,009,412
Nordstrom, Inc. (a)	257,217	3,066,027
		9,308,905
Security Description	Shares	Value
DRUG RETAIL — 2.3%
Rite Aid Corp. (a) (b)	315,679	$2,995,794
Walgreens Boots Alliance, Inc.	107,301	3,854,252
		6,850,046
FOOD RETAIL — 5.9%
Casey's General Stores, Inc.	20,785	3,692,455
Grocery Outlet Holding Corp. (b)	96,297	3,786,398
Ingles Markets, Inc. Class A	32,193	1,224,622
Kroger Co.	108,269	3,671,402
Sprouts Farmers Market, Inc. (b)	172,109	3,602,241
Weis Markets, Inc.	31,916	1,531,968
		17,509,086
GENERAL MERCHANDISE STORES — 6.4%
Big Lots, Inc.	78,642	3,507,433
Dollar General Corp.	18,611	3,901,238
Dollar Tree, Inc. (b)	41,330	3,775,082
Ollie's Bargain Outlet Holdings, Inc. (b)	42,064	3,674,290
Target Corp.	25,197	3,966,512
		18,824,555
HYPERMARKETS & SUPER CENTERS — 4.5%
BJ's Wholesale Club Holdings, Inc. (b)	91,391	3,797,296
Costco Wholesale Corp.	10,982	3,898,610
PriceSmart, Inc.	26,072	1,732,484
Walmart, Inc.	27,222	3,808,630
		13,237,020
INTERNET & DIRECT MARKETING RETAIL — 23.1%
1-800-Flowers.com, Inc. Class A (a) (b)	159,390	3,975,187
Amazon.com, Inc. (b)	1,197	3,769,030
Booking Holdings, Inc. (b)	2,069	3,539,397
CarParts.com, Inc. (b)	383,375	4,144,284
Chewy, Inc. Class A (a) (b)	69,175	3,792,865
eBay, Inc.	70,605	3,678,520
Etsy, Inc. (b)	33,634	4,090,903
Expedia Group, Inc.	39,316	3,604,884
Groupon, Inc. (a) (b)	114,888	2,343,715
GrubHub, Inc. (b)	53,792	3,890,775
Magnite, Inc. (a) (b)	655,299	4,551,052
Overstock.com, Inc. (b)	57,080	4,146,862
PetMed Express, Inc. (a)	128,316	4,057,352
Quotient Technology, Inc. (b)	155,870	1,150,321
Qurate Retail, Inc. Class A	350,126	2,513,905
Shutterstock, Inc.	52,726	2,743,861
Stamps.com, Inc. (b)	17,662	4,255,659
Stitch Fix, Inc. Class A (a) (b)	138,086	3,746,273

See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Wayfair, Inc. Class A (a) (b)	14,722	$4,284,249
		68,279,094
SPECIALTY STORES — 15.3%
Dick's Sporting Goods, Inc.	66,153	3,828,936
Five Below, Inc. (b)	28,578	3,629,406
Hibbett Sports, Inc. (b)	62,674	2,458,074
MarineMax, Inc. (b)	97,174	2,494,457
Michaels Cos., Inc. (a) (b)	357,564	3,452,281
National Vision Holdings, Inc. (b)	99,614	3,809,239
ODP Corp.	175,150	3,406,668
Sally Beauty Holdings, Inc. (a) (b)	339,873	2,953,496
Signet Jewelers, Ltd. (a)	209,383	3,915,462
Sportsman's Warehouse Holdings, Inc. (b)	279,811	4,004,095
Tiffany & Co.	32,698	3,788,063
Tractor Supply Co.	27,059	3,878,637
Ulta Beauty, Inc. (b)	16,257	3,641,243
		45,260,057
TOTAL COMMON STOCKS (Cost $333,001,399)		294,942,174
SHORT-TERM INVESTMENTS — 8.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	343,554	343,623
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	24,424,193	$24,424,193
TOTAL SHORT-TERM INVESTMENTS (Cost $24,767,733)		24,767,816
TOTAL INVESTMENTS — 108.2% (Cost $357,769,132)		319,709,990
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2)%		(24,361,159)
NET ASSETS — 100.0%		$295,348,831
(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$294,942,174	$—	$—	$294,942,174
Short-Term Investments	24,767,816	—	—	24,767,816
TOTAL INVESTMENTS	$319,709,990	$—	$—	$319,709,990
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	219,636	$219,724	$1,916,399	$1,792,350	$(111)	$(39)	343,554	$343,623	$215
State Street Navigator Securities Lending Portfolio II	19,064,864	19,064,864	69,635,205	64,275,876	—	—	24,424,193	24,424,193	74,477
Total		$19,284,588	$71,551,604	$66,068,226	$(111)	$(39)		$24,767,816	$74,692
See accompanying notes to schedule of investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
SEMICONDUCTORS — 100.0%
Advanced Micro Devices, Inc. (a)	199,087	$16,323,143
Ambarella, Inc. (a)	301,707	15,743,071
Analog Devices, Inc.	133,546	15,590,160
Broadcom, Inc.	42,243	15,389,970
CEVA, Inc. (a)	129,337	5,091,998
Cirrus Logic, Inc. (a)	261,751	17,655,105
Cree, Inc. (a)	253,801	16,177,276
Diodes, Inc. (a)	236,007	13,322,595
DSP Group, Inc. (a)	191,783	2,527,700
First Solar, Inc. (a)	217,389	14,391,152
Impinj, Inc. (a) (b)	261,304	6,885,360
Inphi Corp. (a)	147,108	16,512,873
Intel Corp.	308,355	15,966,622
Lattice Semiconductor Corp. (a)	560,702	16,237,930
MACOM Technology Solutions Holdings, Inc. (a) (b)	468,168	15,922,394
Marvell Technology Group, Ltd.	391,993	15,562,122
Maxim Integrated Products, Inc.	230,246	15,566,932
MaxLinear, Inc. (a) (b)	545,984	12,688,668
Microchip Technology, Inc.	150,918	15,508,334
Micron Technology, Inc. (a)	329,647	15,480,223
Monolithic Power Systems, Inc.	64,135	17,932,787
NVIDIA Corp.	31,242	16,908,795
NXP Semiconductors NV	121,800	15,201,858
ON Semiconductor Corp. (a)	704,300	15,276,267
Power Integrations, Inc.	286,404	15,866,782
Qorvo, Inc. (a)	123,596	15,945,120
QUALCOMM, Inc.	133,971	15,765,707
Rambus, Inc. (a)	684,456	9,370,203
Semtech Corp. (a)	271,569	14,382,294
Silicon Laboratories, Inc. (a)	159,910	15,647,194
Skyworks Solutions, Inc.	111,595	16,237,072
SMART Global Holdings, Inc. (a)	184,879	5,054,592
SunPower Corp. (a) (b)	1,428,068	17,865,131
Security Description	Shares	Value
Synaptics, Inc. (a)	188,672	$15,173,002
Texas Instruments, Inc.	111,396	15,906,235
Universal Display Corp.	91,987	16,625,730
Xilinx, Inc.	154,009	16,053,898
TOTAL COMMON STOCKS (Cost $471,934,035)		533,756,295
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	234,485	234,532
State Street Navigator Securities Lending Portfolio II (e) (f)	3,635,773	3,635,773
TOTAL SHORT-TERM INVESTMENTS (Cost $3,870,324)		3,870,305
TOTAL INVESTMENTS — 100.7% (Cost $475,804,359)		537,626,600
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(3,612,756)
NET ASSETS — 100.0%		$534,013,844
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$533,756,295	$—	$—	$533,756,295
Short-Term Investments	3,870,305	—	—	3,870,305
TOTAL INVESTMENTS	$537,626,600	$—	$—	$537,626,600
See accompanying notes to schedule of investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	761,303	$761,608	$816,437	$1,343,396	$(98)	$(19)	234,485	$234,532	$280
State Street Navigator Securities Lending Portfolio II	12,851,418	12,851,418	18,273,279	27,488,924	—	—	3,635,773	3,635,773	7,666
Total		$13,613,026	$19,089,716	$28,832,320	$(98)	$(19)		$3,870,305	$7,946
See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 51.7%
2U, Inc. (a) (b)	41,427	$1,402,718
8x8, Inc. (a)	102,578	1,595,088
ACI Worldwide, Inc. (a)	61,855	1,616,271
Adobe, Inc. (a)	3,235	1,586,541
Agilysys, Inc. (a)	62,772	1,516,572
Alarm.com Holdings, Inc. (a)	27,270	1,506,667
Altair Engineering, Inc. Class A (a)	40,491	1,699,812
Alteryx, Inc. Class A (a) (b)	14,217	1,614,340
Anaplan, Inc. (a)	26,927	1,685,092
ANSYS, Inc. (a)	4,856	1,589,029
Appfolio, Inc. Class A (a)	10,603	1,503,611
Aspen Technology, Inc. (a)	12,322	1,559,842
Autodesk, Inc. (a)	6,706	1,549,153
Avalara, Inc. (a)	12,999	1,655,293
Avaya Holdings Corp. (a)	106,668	1,621,354
Benefitfocus, Inc. (a) (b)	149,986	1,679,843
Bill.Com Holdings, Inc. (a)	17,002	1,705,471
Blackbaud, Inc.	26,644	1,487,535
Blackline, Inc. (a)	19,064	1,708,706
Bottomline Technologies DE, Inc. (a)	36,746	1,549,211
Box, Inc. Class A (a)	85,790	1,489,314
Cadence Design Systems, Inc. (a)	15,026	1,602,222
CDK Global, Inc.	34,801	1,516,976
Cerence, Inc. (a) (b)	29,608	1,446,943
Ceridian HCM Holding, Inc. (a)	20,743	1,714,409
ChannelAdvisor Corp. (a)	111,666	1,615,807
Citrix Systems, Inc.	11,523	1,586,832
Cloudera, Inc. (a) (b)	139,302	1,516,999
Cornerstone OnDemand, Inc. (a)	44,111	1,603,876
Coupa Software, Inc. (a)	6,272	1,720,033
Datadog, Inc. Class A (a) (b)	18,980	1,938,997
Digital Turbine, Inc. (a)	63,032	2,063,668
DocuSign, Inc. (a)	7,705	1,658,424
Domo, Inc. Class B (a)	38,597	1,479,423
Dropbox, Inc. Class A (a)	76,844	1,480,015
Dynatrace, Inc. (a)	38,981	1,599,001
Ebix, Inc. (b)	77,076	1,587,766
Elastic NV (a)	15,135	1,632,915
Envestnet, Inc. (a)	20,166	1,556,009
Everbridge, Inc. (a) (b)	12,975	1,631,347
Fair Isaac Corp. (a)	3,656	1,555,189
Five9, Inc. (a)	13,086	1,696,992
Guidewire Software, Inc. (a)	14,441	1,505,763
HubSpot, Inc. (a)	5,456	1,594,407
Intuit, Inc.	4,842	1,579,509
J2 Global, Inc. (a)	21,083	1,459,365
LivePerson, Inc. (a) (b)	30,878	1,605,347
Manhattan Associates, Inc. (a)	16,348	1,561,071
Medallia, Inc. (a) (b)	49,347	1,353,095
Security Description	Shares	Value
MicroStrategy, Inc. Class A (a)	10,807	$1,627,102
Mitek Systems, Inc. (a)	132,523	1,688,343
MobileIron, Inc. (a)	266,904	1,870,997
Model N, Inc. (a) (b)	43,545	1,536,268
New Relic, Inc. (a)	27,189	1,532,372
Nuance Communications, Inc. (a)	49,525	1,643,735
Nutanix, Inc. Class A (a)	63,730	1,413,531
Paycom Software, Inc. (a)	5,745	1,788,418
Paylocity Holding Corp. (a)	11,103	1,792,246
Pegasystems, Inc.	12,749	1,543,139
Pluralsight, Inc. Class A (a)	92,278	1,580,722
PROS Holdings, Inc. (a)	49,188	1,571,065
PTC, Inc. (a)	18,533	1,533,050
Q2 Holdings, Inc. (a) (b)	17,808	1,625,158
QAD, Inc. Class A	22,645	955,619
RealPage, Inc. (a)	27,391	1,578,817
RingCentral, Inc. Class A (a)	5,988	1,644,365
Rosetta Stone, Inc. (a)	51,050	1,530,479
salesforce.com, Inc. (a)	6,275	1,577,033
Slack Technologies, Inc. Class A (a) (b)	59,445	1,596,693
Smartsheet, Inc. Class A (a)	32,932	1,627,499
Splunk, Inc. (a)	8,159	1,534,953
SPS Commerce, Inc. (a)	20,537	1,599,216
SS&C Technologies Holdings, Inc.	25,382	1,536,119
SVMK, Inc. (a)	68,835	1,521,942
Synopsys, Inc. (a)	7,619	1,630,314
Trade Desk, Inc. Class A (a)	3,645	1,890,953
Tyler Technologies, Inc. (a)	4,689	1,634,398
Upland Software, Inc. (a)	43,707	1,647,754
Verint Systems, Inc. (a)	30,466	1,467,852
VirnetX Holding Corp. (b)	239,228	1,260,732
Workday, Inc. Class A (a)	7,399	1,591,747
Workiva, Inc. (a)	28,774	1,604,438
Yext, Inc. (a)	95,513	1,449,887
Zendesk, Inc. (a)	16,134	1,660,511
Zix Corp. (a) (b)	282,472	1,649,636
Zoom Video Communications, Inc. Class A (a)	3,983	1,872,448
		136,993,414
DATA PROCESSING & OUTSOURCED SERVICES — 19.3%
Alliance Data Systems Corp.	33,709	1,415,104
Automatic Data Processing, Inc.	11,430	1,594,371
Black Knight, Inc. (a)	18,574	1,616,867
Broadridge Financial Solutions, Inc.	11,347	1,497,804
Cardtronics PLC Class A (a)	78,625	1,556,775
Cass Information Systems, Inc.	21,500	865,160
Conduent, Inc. (a)	427,270	1,358,719
CSG Systems International, Inc.	39,242	1,606,960

See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Euronet Worldwide, Inc. (a)	16,625	$1,514,538
EVERTEC, Inc.	45,249	1,570,593
Evo Payments, Inc. Class A (a)	62,259	1,547,136
ExlService Holdings, Inc. (a)	25,122	1,657,298
Fidelity National Information Services, Inc.	10,575	1,556,746
Fiserv, Inc. (a)	16,391	1,689,093
FleetCor Technologies, Inc. (a)	6,603	1,572,174
Genpact, Ltd.	39,807	1,550,483
Global Payments, Inc.	9,175	1,629,296
I3 Verticals, Inc. Class A (a) (b)	63,822	1,611,505
International Money Express, Inc. (a)	48,951	703,181
Jack Henry & Associates, Inc.	9,792	1,592,081
Mastercard, Inc. Class A	4,620	1,562,345
MAXIMUS, Inc.	21,548	1,474,099
NIC, Inc.	74,299	1,463,690
Paychex, Inc.	20,340	1,622,522
PayPal Holdings, Inc. (a)	8,291	1,633,576
Repay Holdings Corp. (a)	66,320	1,558,520
Sabre Corp. (b)	221,387	1,441,229
Square, Inc. Class A (a)	11,098	1,803,980
Sykes Enterprises, Inc. (a)	47,592	1,628,122
TTEC Holdings, Inc.	28,288	1,543,110
Verra Mobility Corp. (a)	151,174	1,460,341
Visa, Inc. Class A	7,602	1,520,172
Western Union Co.	68,958	1,477,770
WEX, Inc. (a)	10,364	1,440,285
		51,335,645
INTERACTIVE HOME ENTERTAINMENT — 3.1%
Activision Blizzard, Inc.	19,564	1,583,706
Electronic Arts, Inc. (a)	12,103	1,578,352
Glu Mobile, Inc. (a)	219,161	1,682,060
Take-Two Interactive Software, Inc. (a)	9,935	1,641,461
Zynga, Inc. Class A (a)	182,676	1,666,005
		8,151,584
IT CONSULTING & OTHER SERVICES — 9.6%
Accenture PLC Class A	6,498	1,468,483
Booz Allen Hamilton Holding Corp.	18,154	1,506,419
CACI International, Inc. Class A (a)	6,868	1,463,983
Cognizant Technology Solutions Corp. Class A	22,372	1,553,064
DXC Technology Co.	78,023	1,392,711
EPAM Systems, Inc. (a)	4,843	1,565,645
Gartner, Inc. (a)	12,046	1,505,148
International Business Machines Corp.	12,557	1,527,810
KBR, Inc.	62,362	1,394,414
Leidos Holdings, Inc.	17,498	1,559,947
LiveRamp Holdings, Inc. (a)	30,193	1,563,092
Security Description	Shares	Value
ManTech International Corp. Class A	20,664	$1,423,336
Perficient, Inc. (a)	36,181	1,546,376
Perspecta, Inc.	76,267	1,483,393
Science Applications International Corp.	19,806	1,553,186
Unisys Corp. (a) (b)	133,804	1,427,689
Virtusa Corp. (a)	30,306	1,489,843
		25,424,539
SYSTEMS SOFTWARE — 16.2%
A10 Networks, Inc. (a)	221,387	1,410,235
Appian Corp. (a) (b)	27,079	1,753,365
Cloudflare, Inc. Class A (a)	44,641	1,832,960
CommVault Systems, Inc. (a)	37,766	1,540,853
Crowdstrike Holdings, Inc. Class A (a)	12,081	1,658,963
FireEye, Inc. (a)	122,125	1,507,633
Fortinet, Inc. (a)	13,244	1,560,276
Microsoft Corp.	7,475	1,572,217
NortonLifeLock, Inc.	72,189	1,504,419
OneSpan, Inc. (a)	75,102	1,574,138
Oracle Corp.	26,760	1,597,572
Palo Alto Networks, Inc. (a) (b)	6,280	1,537,030
Ping Identity Holding Corp. (a) (b)	51,325	1,601,853
Progress Software Corp.	43,605	1,599,431
Proofpoint, Inc. (a)	14,999	1,583,144
Qualys, Inc. (a)	15,853	1,553,753
Rapid7, Inc. (a) (b)	25,430	1,557,333
SailPoint Technologies Holding, Inc. (a)	41,327	1,635,309
ServiceNow, Inc. (a)	3,422	1,659,670
SolarWinds Corp. (a) (b)	79,035	1,607,572
Tenable Holdings, Inc. (a)	42,884	1,618,871
Teradata Corp. (a)	66,378	1,506,781
Varonis Systems, Inc. (a) (b)	14,133	1,631,231
VMware, Inc. Class A (a) (b)	10,742	1,543,303
Xperi Holding Corp.	134,156	1,541,452
Zscaler, Inc. (a)	11,869	1,669,850
Zuora, Inc. Class A (a) (b)	155,015	1,602,855
		42,962,069
TOTAL COMMON STOCKS (Cost $250,851,249)		264,867,251
SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	298,841	298,900

See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	15,147,175	$15,147,175
TOTAL SHORT-TERM INVESTMENTS (Cost $15,446,100)		15,446,075
TOTAL INVESTMENTS — 105.7% (Cost $266,297,349)		280,313,326
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(15,193,587)
NET ASSETS — 100.0%		$265,119,739

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$264,867,251	$—	$—	$264,867,251
Short-Term Investments	15,446,075	—	—	15,446,075
TOTAL INVESTMENTS	$280,313,326	$—	$—	$280,313,326
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	608,731	$608,974	$832,844	$1,142,878	$57	$(97)	298,841	$298,900	$(389)
State Street Navigator Securities Lending Portfolio II	10,181,710	10,181,710	28,274,708	23,309,243	—	—	15,147,175	15,147,175	13,036
Total		$10,790,684	$29,107,552	$24,452,121	$57	$(97)		$15,446,075	$12,647
See accompanying notes to schedule of investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ALTERNATIVE CARRIERS — 24.8%
Anterix, Inc. (a) (b)	10,595	$346,562
Bandwidth, Inc. Class A (a) (b)	10,491	1,831,414
CenturyLink, Inc.	141,441	1,427,140
Cogent Communications Holdings, Inc.	22,946	1,377,907
GCI Liberty, Inc. Class A (a)	19,018	1,558,715
Iridium Communications, Inc. (a)	54,263	1,388,048
Liberty Global PLC Class C (a)	70,909	1,456,116
Liberty Latin America, Ltd. Class C (a)	97,040	789,906
Vonage Holdings Corp. (a)	147,789	1,511,881
		11,687,689
COMMUNICATIONS EQUIPMENT — 59.9%
Acacia Communications, Inc. (a)	21,997	1,482,598
ADTRAN, Inc.	31,585	323,904
Arista Networks, Inc. (a)	7,366	1,524,246
Calix, Inc. (a)	64,416	1,145,316
Ciena Corp. (a)	36,239	1,438,326
Cisco Systems, Inc.	37,738	1,486,500
CommScope Holding Co., Inc. (a)	169,869	1,528,821
Comtech Telecommunications Corp.	29,701	415,814
Digi International, Inc. (a)	10,309	161,130
EchoStar Corp. Class A (a)	27,786	691,594
Extreme Networks, Inc. (a)	124,088	498,834
F5 Networks, Inc. (a)	12,569	1,543,096
Harmonic, Inc. (a)	54,187	302,363
Infinera Corp. (a) (b)	240,674	1,482,552
Inseego Corp. (a) (b)	137,827	1,422,375
InterDigital, Inc.	17,146	978,351
Juniper Networks, Inc.	65,177	1,401,305
Lumentum Holdings, Inc. (a)	21,378	1,606,129
Motorola Solutions, Inc.	9,773	1,532,504
NETGEAR, Inc. (a)	24,675	760,483
NetScout Systems, Inc. (a)	42,205	921,335
Plantronics, Inc. (b)	105,500	1,249,120
Ubiquiti, Inc. (b)	8,566	1,427,610
ViaSat, Inc. (a)	41,879	1,440,219
Viavi Solutions, Inc. (a)	130,508	1,530,859
		28,295,384
INTEGRATED TELECOMMUNICATION SERVICES — 7.1%
AT&T, Inc.	51,993	1,482,321
Security Description	Shares	Value
ATN International, Inc.	3,400	$170,476
Consolidated Communications Holdings, Inc. (a)	37,512	213,443
Verizon Communications, Inc.	25,210	1,499,743
		3,365,983
WIRELESS TELECOMMUNICATION SERVICES — 8.0%
Boingo Wireless, Inc. (a)	35,419	361,097
Shenandoah Telecommunications Co.	13,197	586,409
Telephone & Data Systems, Inc.	50,611	933,267
T-Mobile US, Inc. (a)	13,459	1,539,171
United States Cellular Corp. (a)	12,750	376,507
		3,796,451
TOTAL COMMON STOCKS (Cost $53,252,752)		47,145,507
SHORT-TERM INVESTMENTS — 6.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	82,307	82,324
State Street Navigator Securities Lending Portfolio II (e) (f)	2,983,959	2,983,959
TOTAL SHORT-TERM INVESTMENTS (Cost $3,066,263)		3,066,283
TOTAL INVESTMENTS — 106.3% (Cost $56,319,015)		50,211,790
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(2,965,575)
NET ASSETS — 100.0%		$47,246,215
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$47,145,507	$—	$—	$47,145,507
Short-Term Investments	3,066,283	—	—	3,066,283
TOTAL INVESTMENTS	$50,211,790	$—	$—	$50,211,790
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	74,038	$74,068	$398,696	$390,412	$(22)	$(6)	82,307	$82,324	$55
State Street Navigator Securities Lending Portfolio II	1,586,316	1,586,316	11,167,159	9,769,516	—	—	2,983,959	2,983,959	82,939
Total		$1,660,384	$11,565,855	$10,159,928	$(22)	$(6)		$3,066,283	$82,994
See accompanying notes to schedule of investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 23.8%
Air Transport Services Group, Inc. (a)	264,580	$6,630,375
Atlas Air Worldwide Holdings, Inc. (a)	135,067	8,225,580
C.H. Robinson Worldwide, Inc.	77,908	7,961,419
Echo Global Logistics, Inc. (a)	97,803	2,520,383
Expeditors International of Washington, Inc.	85,067	7,700,265
FedEx Corp.	33,044	8,311,227
Forward Air Corp.	78,872	4,525,675
Hub Group, Inc. Class A (a)	135,646	6,808,751
United Parcel Service, Inc. Class B	48,360	8,058,227
XPO Logistics, Inc. (a)	87,771	7,430,693
		68,172,595
AIRLINES — 24.9%
Alaska Air Group, Inc.	190,624	6,982,557
Allegiant Travel Co.	57,798	6,924,200
American Airlines Group, Inc. (b)	593,723	7,296,856
Delta Air Lines, Inc.	242,595	7,418,555
Hawaiian Holdings, Inc.	548,402	7,068,902
JetBlue Airways Corp. (a)	623,112	7,059,859
SkyWest, Inc.	221,861	6,624,769
Southwest Airlines Co.	197,405	7,402,687
Spirit Airlines, Inc. (a)	444,978	7,164,146
United Airlines Holdings, Inc. (a)	213,161	7,407,345
		71,349,876
AIRPORT SERVICES — 2.7%
Macquarie Infrastructure Corp.	289,350	7,780,621
MARINE — 3.9%
Kirby Corp. (a)	197,246	7,134,388
Matson, Inc.	104,387	4,184,875
		11,319,263
RAILROADS — 10.7%
CSX Corp.	99,627	7,738,029
Kansas City Southern	41,371	7,481,118
Norfolk Southern Corp.	35,350	7,564,546
Union Pacific Corp.	39,233	7,723,801
		30,507,494
TRUCKING — 33.8%
AMERCO	20,783	7,398,332
ArcBest Corp.	102,574	3,185,949
Security Description	Shares	Value
Avis Budget Group, Inc. (a)	230,588	$6,069,076
Heartland Express, Inc.	221,944	4,128,158
JB Hunt Transport Services, Inc.	56,931	7,194,940
Knight-Swift Transportation Holdings, Inc.	170,145	6,924,902
Landstar System, Inc.	58,492	7,340,161
Lyft, Inc. Class A (a)	249,918	6,885,241
Marten Transport, Ltd.	213,847	3,489,983
Old Dominion Freight Line, Inc.	39,250	7,101,110
Ryder System, Inc.	186,141	7,862,596
Saia, Inc. (a)	58,310	7,355,223
Schneider National, Inc. Class B	289,906	7,169,375
Uber Technologies, Inc. (a)	207,961	7,586,417
Werner Enterprises, Inc.	169,241	7,106,430
		96,797,893
TOTAL COMMON STOCKS (Cost $300,376,967)		285,927,742
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	461,263	461,356
State Street Navigator Securities Lending Portfolio II (e) (f)	6,570,838	6,570,838
TOTAL SHORT-TERM INVESTMENTS (Cost $7,032,112)		7,032,194
TOTAL INVESTMENTS — 102.3% (Cost $307,409,079)		292,959,936
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(6,578,487)
NET ASSETS — 100.0%		$286,381,449
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$285,927,742	$—	$—	$285,927,742
Short-Term Investments	7,032,194	—	—	7,032,194
TOTAL INVESTMENTS	$292,959,936	$—	$—	$292,959,936
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	187,689	$187,764	$803,703	$530,020	$(46)	$(45)	461,263	$461,356	$103
State Street Navigator Securities Lending Portfolio II	4,645,273	4,645,273	31,767,410	29,841,845	—	—	6,570,838	6,570,838	8,588
Total		$4,833,037	$32,571,113	$30,371,865	$(46)	$(45)		$7,032,194	$8,691
See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.3%
Hexcel Corp.	2,756	$92,464
Northrop Grumman Corp.	5,318	1,677,776
		1,770,240
AIRLINES — 0.6%
Alaska Air Group, Inc.	4,026	147,472
Southwest Airlines Co.	18,492	693,450
		840,922
BANKS — 4.3%
Comerica, Inc.	4,356	166,617
East West Bancorp, Inc.	4,614	151,062
Prosperity Bancshares, Inc.	2,818	146,057
Signature Bank	1,854	153,864
SVB Financial Group (a)	1,717	413,145
US Bancorp	48,821	1,750,233
Wells Fargo & Co.	127,895	3,006,811
		5,787,789
BEVERAGES — 2.0%
Brown-Forman Corp. Class B	9,574	721,114
Constellation Brands, Inc. Class A	5,132	972,565
Monster Beverage Corp. (a)	11,934	957,107
		2,650,786
BIOTECHNOLOGY — 2.2%
ACADIA Pharmaceuticals, Inc. (a)	7,310	301,538
Alexion Pharmaceuticals, Inc. (a)	10,042	1,149,106
Biohaven Pharmaceutical Holding Co., Ltd. (a)	2,472	160,705
Blueprint Medicines Corp. (a)	2,574	238,610
ChemoCentryx, Inc. (a)	2,060	112,888
Global Blood Therapeutics, Inc. (a)	2,574	141,930
Mirati Therapeutics, Inc. (a)	2,147	356,509
Momenta Pharmaceuticals, Inc. (a)	4,940	259,251
Ultragenyx Pharmaceutical, Inc. (a)	2,847	233,995
		2,954,532
CAPITAL MARKETS — 0.4%
Northern Trust Corp.	6,603	514,836
CHEMICALS — 1.9%
Celanese Corp.	2,483	266,798
Corteva, Inc.	15,981	460,413
Dow, Inc.	15,792	743,014
DuPont de Nemours, Inc.	16,257	901,938
Valvoline, Inc.	4,568	86,975
WR Grace & Co.	1,319	53,142
		2,512,280
COMMERCIAL SERVICES & SUPPLIES — 1.4%
Rollins, Inc.	4,818	261,087
Waste Management, Inc.	14,288	1,616,973
		1,878,060
Security Description	Shares	Value
CONSUMER FINANCE — 2.0%
American Express Co.	25,249	$2,531,212
LendingTree, Inc. (a) (b)	285	87,464
Santander Consumer USA Holdings, Inc.	2,485	45,202
		2,663,878
CONTAINERS & PACKAGING — 0.7%
AptarGroup, Inc.	1,477	167,196
Ball Corp.	7,123	592,064
Graphic Packaging Holding Co.	6,071	85,540
Sealed Air Corp.	3,502	135,913
		980,713
DIVERSIFIED CONSUMER SERVICES — 0.5%
Bright Horizons Family Solutions, Inc. (a)	1,796	273,064
Chegg, Inc. (a)	4,222	301,619
Strategic Education, Inc.	693	63,389
		638,072
ELECTRIC UTILITIES — 1.1%
Alliant Energy Corp.	9,029	466,348
Edison International	12,486	634,788
Pinnacle West Capital Corp.	3,912	291,640
Portland General Electric Co.	3,088	109,624
		1,502,400
ELECTRICAL EQUIPMENT — 1.2%
Eaton Corp. PLC	13,280	1,354,958
Hubbell, Inc.	1,775	242,891
		1,597,849
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
CDW Corp.	6,958	831,690
FLIR Systems, Inc.	6,178	221,481
		1,053,171
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	16,369	217,544
ENTERTAINMENT — 8.4%
Netflix, Inc. (a)	12,188	6,094,366
Walt Disney Co.	41,039	5,092,119
		11,186,485
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.0%
Alexandria Real Estate Equities, Inc. REIT	3,145	503,200
American Campus Communities, Inc. REIT	3,328	116,214
American Homes 4 Rent Class A REIT	6,483	184,636
Apartment Investment and Management Co. Class A REIT	3,581	120,751
Brixmor Property Group, Inc. REIT	7,213	84,320
Camden Property Trust REIT	2,387	212,395
CoreSite Realty Corp. REIT	993	118,048

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Douglas Emmett, Inc. REIT	4,118	$103,362
Equity LifeStyle Properties, Inc. REIT	4,272	261,874
Healthcare Realty Trust, Inc. REIT	3,192	96,143
Healthcare Trust of America, Inc. Class A REIT	5,267	136,942
Host Hotels & Resorts, Inc. REIT	14,701	158,624
JBG SMITH Properties REIT	3,094	82,734
National Retail Properties, Inc. REIT	4,300	148,393
Rayonier, Inc. REIT	3,602	95,237
Realty Income Corp. REIT	8,520	517,590
STORE Capital Corp. REIT	5,984	164,141
VICI Properties, Inc. REIT	13,076	305,586
Welltower, Inc. REIT	9,884	544,509
		3,954,699
FOOD & STAPLES RETAILING — 1.0%
Casey's General Stores, Inc.	1,132	201,100
Grocery Outlet Holding Corp. (a)	2,987	117,449
Kroger Co.	25,977	880,880
US Foods Holding Corp. (a)	6,717	149,252
		1,348,681
FOOD PRODUCTS — 1.8%
J.M. Smucker Co.	3,519	406,515
Kellogg Co.	10,913	704,870
Lamb Weston Holdings, Inc.	4,426	293,311
McCormick & Co., Inc.	4,147	804,933
Post Holdings, Inc. (a)	1,987	170,882
		2,380,511
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Penumbra, Inc. (a) (b)	1,627	316,256
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Amedisys, Inc. (a)	1,631	385,617
Cigna Corp.	16,340	2,768,160
LHC Group, Inc. (a)	1,511	321,178
		3,474,955
HOTELS, RESTAURANTS & LEISURE — 3.1%
Choice Hotels International, Inc.	1,025	88,109
Starbucks Corp.	35,354	3,037,616
Vail Resorts, Inc.	1,236	264,467
Wendy's Co.	6,486	144,605
Yum China Holdings, Inc.	11,787	624,122
		4,158,919
HOUSEHOLD PRODUCTS — 0.7%
Clorox Co.	4,261	895,534
Energizer Holdings, Inc.	1,883	73,701
		969,235
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Vistra Corp.	15,750	297,045
Security Description	Shares	Value
INSURANCE — 1.6%
Assurant, Inc.	1,956	$237,282
Hartford Financial Services Group, Inc.	11,450	422,047
Lincoln National Corp.	5,455	170,905
Primerica, Inc.	1,404	158,849
Principal Financial Group, Inc.	8,919	359,168
Prudential Financial, Inc.	12,662	804,290
		2,152,541
INTERNET & DIRECT MARKETING RETAIL — 0.5%
Chewy, Inc. Class A (a) (b)	1,956	107,247
Etsy, Inc. (a)	4,736	576,040
		683,287
IT SERVICES — 18.3%
Amdocs, Ltd.	6,551	376,093
Black Knight, Inc. (a)	7,618	663,147
Booz Allen Hamilton Holding Corp.	6,842	567,749
Fastly, Inc. Class A (a)	5,789	542,314
Fiserv, Inc. (a)	26,664	2,747,725
GoDaddy, Inc. Class A (a)	7,779	590,971
Paychex, Inc.	16,168	1,289,721
PayPal Holdings, Inc. (a)	38,973	7,678,850
Square, Inc. Class A (a)	20,178	3,279,934
Visa, Inc. Class A	32,542	6,507,424
WEX, Inc. (a)	2,162	300,453
		24,544,381
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. (a)	10,566	123,622
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Illumina, Inc. (a)	7,036	2,174,687
PPD, Inc. (a)	6,280	232,297
		2,406,984
MACHINERY — 1.8%
Illinois Tool Works, Inc.	10,983	2,122,025
Pentair PLC	5,444	249,172
		2,371,197
MEDIA — 0.5%
Discovery, Inc. Class A (a) (b)	4,278	93,132
New York Times Co. Class A	3,810	163,030
ViacomCBS, Inc. Class B	14,043	393,344
		649,506
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
Annaly Capital Management, Inc. REIT	45,962	327,249
MULTI-UTILITIES — 1.4%
Consolidated Edison, Inc.	11,676	908,393
Public Service Enterprise Group, Inc.	18,144	996,287
		1,904,680

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
MULTILINE RETAIL — 1.9%
Target Corp.	16,060	$2,528,165
OIL, GAS & CONSUMABLE FUELS — 1.7%
EQT Corp.	5,868	75,873
Equitrans Midstream Corp.	10,502	88,847
Marathon Petroleum Corp.	17,094	501,538
Noble Energy, Inc.	10,853	92,793
Phillips 66	11,113	576,098
Pioneer Natural Resources Co.	4,486	385,751
Targa Resources Corp.	5,456	76,548
Valero Energy Corp.	9,926	429,994
		2,227,442
PERSONAL PRODUCTS — 1.1%
Coty, Inc. Class A	8,134	21,962
Estee Lauder Cos., Inc. Class A	6,961	1,519,238
		1,541,200
PHARMACEUTICALS — 7.8%
Jazz Pharmaceuticals PLC (a)	2,432	346,779
Johnson & Johnson	43,430	6,465,858
Zoetis, Inc.	21,994	3,637,148
		10,449,785
PROFESSIONAL SERVICES — 0.9%
Equifax, Inc.	4,118	646,114
ManpowerGroup, Inc.	1,992	146,073
Nielsen Holdings PLC	11,673	165,523
Robert Half International, Inc.	3,890	205,937
		1,163,647
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Redfin Corp. (a)	2,780	138,805
ROAD & RAIL — 0.6%
Kansas City Southern	3,224	582,996
Lyft, Inc. Class A (a)	6,384	175,879
		758,875
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.4%
CMC Materials, Inc.	1,398	199,649
Texas Instruments, Inc.	47,085	6,723,267
Universal Display Corp.	2,077	375,397
		7,298,313
SOFTWARE — 5.1%
Anaplan, Inc. (a)	5,870	367,345
Bill.Com Holdings, Inc. (a)	3,604	361,517
Blackline, Inc. (a)	2,676	239,850
Dropbox, Inc. Class A (a)	11,736	226,035
Intuit, Inc.	13,189	4,302,384
Slack Technologies, Inc. Class A (a) (b)	18,944	508,836
SVMK, Inc. (a)	6,282	138,895
Zendesk, Inc. (a)	6,109	628,738
		6,773,600
Security Description	Shares	Value
SPECIALTY RETAIL — 2.1%
Gap, Inc.	7,227	$123,076
L Brands, Inc.	6,819	216,912
TJX Cos., Inc.	34,900	1,942,185
Ulta Beauty, Inc. (a)	1,562	349,857
Williams-Sonoma, Inc.	2,387	215,880
		2,847,910
TEXTILES, APPAREL & LUXURY GOODS — 4.6%
Lululemon Athletica, Inc. (a)	3,860	1,271,368
NIKE, Inc. Class B	38,212	4,797,135
Ralph Lauren Corp.	1,400	95,158
		6,163,661
THRIFTS & MORTGAGE FINANCE — 0.0% (c)
TFS Financial Corp.	1,714	25,179
TRADING COMPANIES & DISTRIBUTORS — 0.8%
HD Supply Holdings, Inc. (a)	5,270	217,335
W.W. Grainger, Inc.	1,548	552,280
Watsco, Inc.	1,090	253,850
		1,023,465
TOTAL COMMON STOCKS (Cost $129,758,174)		133,753,352
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d) (e)	38,097	38,105
State Street Navigator Securities Lending Portfolio II (f) (g)	891,591	891,591
TOTAL SHORT-TERM INVESTMENTS (Cost $929,698)		929,696
TOTAL INVESTMENTS — 100.6% (Cost $130,687,872)		134,683,048
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(810,382)
NET ASSETS — 100.0%		$133,872,666
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$133,753,352	$—	$—	$133,753,352
Short-Term Investments	929,696	—	—	929,696
TOTAL INVESTMENTS	$134,683,048	$—	$—	$134,683,048
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	114,982	$115,028	$798,379	$875,283	$9	$(28)	38,097	$38,105	$54
State Street Navigator Securities Lending Portfolio II	403,993	403,993	5,088,520	4,600,922	—	—	891,591	891,591	298
Total		$519,021	$5,886,899	$5,476,205	$9	$(28)		$929,696	$352
See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.6%
Teledyne Technologies, Inc. (a)	10,540	$3,269,613
AIR FREIGHT & LOGISTICS — 1.5%
C.H. Robinson Worldwide, Inc.	43,094	4,403,776
Expeditors International of Washington, Inc.	48,531	4,393,026
		8,796,802
BEVERAGES — 2.1%
Coca-Cola Co.	127,829	6,310,917
PepsiCo, Inc.	39,928	5,534,021
		11,844,938
BUILDING PRODUCTS — 0.7%
Lennox International, Inc.	14,776	4,028,085
CAPITAL MARKETS — 3.3%
CME Group, Inc.	32,554	5,446,610
FactSet Research Systems, Inc.	11,461	3,838,060
Intercontinental Exchange, Inc.	80,924	8,096,446
Morningstar, Inc.	9,306	1,494,636
		18,875,752
CHEMICALS — 2.0%
Ecolab, Inc.	29,331	5,861,507
Linde PLC (a)	24,241	5,772,509
		11,634,016
COMMERCIAL SERVICES & SUPPLIES — 3.7%
Cintas Corp.	16,107	5,360,893
Republic Services, Inc.	112,109	10,465,375
Waste Management, Inc.	47,328	5,356,110
		21,182,378
CONTAINERS & PACKAGING — 1.4%
Amcor PLC	1	11
AptarGroup, Inc.	22,914	2,593,865
Ball Corp.	40,857	3,396,034
Sonoco Products Co.	35,679	1,822,126
		7,812,036
DIVERSIFIED CONSUMER SERVICES — 1.4%
Bright Horizons Family Solutions, Inc. (a)	30,863	4,692,411
Service Corp. International	71,117	2,999,715
		7,692,126
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. Class B (a)	39,528	8,417,092
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Verizon Communications, Inc.	61,163	3,638,587
ELECTRIC UTILITIES — 2.5%
Duke Energy Corp.	65,931	5,838,849
Hawaiian Electric Industries, Inc.	33,188	1,103,169
Security Description	Shares	Value
NextEra Energy, Inc.	27,107	$7,523,819
		14,465,837
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	42,527	4,227,184
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Amphenol Corp. Class A	47,469	5,139,469
Dolby Laboratories, Inc. Class A	29,819	1,976,403
		7,115,872
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.3%
Alexandria Real Estate Equities, Inc. REIT	40,259	6,441,440
Apartment Investment and Management Co. Class A REIT	66,009	2,225,824
AvalonBay Communities, Inc. REIT	33,792	5,046,497
Camden Property Trust REIT	41,131	3,659,836
Crown Castle International Corp. REIT	42,187	7,024,136
Douglas Emmett, Inc. REIT	74,663	1,874,041
EastGroup Properties, Inc. REIT	16,844	2,178,435
Equity Commonwealth REIT	42,491	1,131,535
Equity LifeStyle Properties, Inc. REIT	76,281	4,676,025
Equity Residential REIT	78,283	4,018,266
Essex Property Trust, Inc. REIT	25,580	5,136,208
Federal Realty Investment Trust REIT	32,154	2,361,390
Invitation Homes, Inc. REIT	246,816	6,908,380
Mid-America Apartment Communities, Inc. REIT	45,248	5,246,506
National Health Investors, Inc. REIT (b)	31,420	1,893,683
PS Business Parks, Inc. REIT	8,922	1,091,964
Sun Communities, Inc. REIT	38,551	5,420,656
UDR, Inc. REIT	120,643	3,934,168
		70,268,990
FOOD & STAPLES RETAILING — 1.7%
Costco Wholesale Corp.	10,432	3,703,360
Sysco Corp.	97,205	6,048,095
		9,751,455
GAS UTILITIES — 0.7%
Atmos Energy Corp.	40,359	3,857,917
HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Danaher Corp.	28,551	6,147,887
Medtronic PLC	41,565	4,319,435
STERIS PLC	22,140	3,900,847
Stryker Corp.	24,320	5,067,558
		19,435,727

See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.8%
Laboratory Corp. of America Holdings (a)	23,148	$4,358,074
HOTELS, RESTAURANTS & LEISURE — 2.9%
McDonald's Corp.	32,689	7,174,909
Starbucks Corp.	52,299	4,493,530
Yum! Brands, Inc.	50,064	4,570,843
		16,239,282
HOUSEHOLD PRODUCTS — 1.0%
Procter & Gamble Co.	39,888	5,544,033
INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	20,758	3,325,016
Honeywell International, Inc.	32,042	5,274,434
Roper Technologies, Inc.	9,378	3,705,342
		12,304,792
INSURANCE — 15.8%
Aflac, Inc.	199,559	7,253,970
Alleghany Corp.	5,796	3,016,528
American Financial Group, Inc.	38,340	2,568,013
Aon PLC Class A	40,270	8,307,701
Arch Capital Group, Ltd. (a)	182,131	5,327,332
Arthur J Gallagher & Co.	74,076	7,820,944
Brown & Brown, Inc.	87,470	3,959,767
Chubb, Ltd.	68,238	7,923,797
CNA Financial Corp.	121,768	3,651,822
Everest Re Group, Ltd.	17,474	3,451,814
Globe Life, Inc.	48,060	3,839,994
Loews Corp.	106,813	3,711,752
Markel Corp. (a)	6,517	6,345,603
Marsh & McLennan Cos., Inc.	83,609	9,589,952
Old Republic International Corp.	118,583	1,747,913
RenaissanceRe Holdings, Ltd.	18,076	3,068,220
Willis Towers Watson PLC	21,658	4,522,624
WR Berkley Corp.	62,732	3,836,062
		89,943,808
INTERACTIVE MEDIA & SERVICES — 0.6%
Alphabet, Inc. Class A (a)	2,366	3,467,610
IT SERVICES — 9.4%
Accenture PLC Class A	20,217	4,568,840
Amdocs, Ltd.	58,176	3,339,884
Automatic Data Processing, Inc.	26,332	3,673,051
Black Knight, Inc. (a)	56,926	4,955,408
Broadridge Financial Solutions, Inc.	26,176	3,455,232
Fidelity National Information Services, Inc.	36,055	5,307,657
Fiserv, Inc. (a)	44,606	4,596,648
Genpact, Ltd.	85,676	3,337,080
GoDaddy, Inc. Class A (a)	61,182	4,647,997
Jack Henry & Associates, Inc.	21,401	3,479,589
Paychex, Inc.	57,946	4,622,352
Visa, Inc. Class A	36,783	7,355,496
		53,339,234
Security Description	Shares	Value
MACHINERY — 3.3%
Fortive Corp.	50,196	$3,825,437
Graco, Inc.	62,773	3,851,123
IDEX Corp.	21,080	3,845,203
Illinois Tool Works, Inc.	19,403	3,748,854
Toro Co.	45,137	3,789,251
		19,059,868
MEDIA — 1.7%
Cable One, Inc.	1,973	3,719,953
Comcast Corp. Class A	72,235	3,341,591
Omnicom Group, Inc.	58,109	2,876,396
		9,937,940
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.4%
AGNC Investment Corp. REIT	274,249	3,814,804
Annaly Capital Management, Inc. REIT	682,155	4,856,944
Blackstone Mortgage Trust, Inc. Class A REIT	74,934	1,646,300
Chimera Investment Corp. REIT	106,521	873,472
Starwood Property Trust, Inc. REIT	152,426	2,300,108
		13,491,628
MULTI-UTILITIES — 2.5%
Ameren Corp.	79,772	6,308,370
Dominion Energy, Inc.	75,767	5,980,289
MDU Resources Group, Inc.	95,731	2,153,948
		14,442,607
OIL, GAS & CONSUMABLE FUELS — 0.9%
Chevron Corp.	34,128	2,457,216
Exxon Mobil Corp.	70,957	2,435,954
		4,893,170
PHARMACEUTICALS — 3.5%
Eli Lilly & Co.	19,770	2,926,355
Johnson & Johnson	33,903	5,047,479
Merck & Co., Inc.	42,597	3,533,421
Pfizer, Inc.	106,993	3,926,643
Zoetis, Inc.	25,783	4,263,735
		19,697,633
PROFESSIONAL SERVICES — 1.0%
Verisk Analytics, Inc.	29,348	5,438,478
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Texas Instruments, Inc.	25,653	3,662,992
SOFTWARE — 5.2%
Adobe, Inc. (a)	9,357	4,588,953
Check Point Software Technologies, Ltd. (a)	30,875	3,715,497
Citrix Systems, Inc.	20,725	2,854,040
Intuit, Inc.	12,342	4,026,084
J2 Global, Inc. (a)	19,100	1,322,102
Microsoft Corp.	18,511	3,893,419
Oracle Corp.	71,501	4,268,610

See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Synopsys, Inc. (a)	23,390	$5,004,992
		29,673,697
SPECIALTY RETAIL — 4.0%
AutoZone, Inc. (a)	2,902	3,417,511
Home Depot, Inc.	21,023	5,838,297
O'Reilly Automotive, Inc. (a)	9,278	4,277,900
Ross Stores, Inc.	41,193	3,844,131
TJX Cos., Inc.	99,419	5,532,668
		22,910,507
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Watsco, Inc.	13,075	3,045,037
TOTAL COMMON STOCKS (Cost $567,355,645)		567,764,797
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d) (Cost $742,778)	742,714	742,862
TOTAL INVESTMENTS — 99.8% (Cost $568,098,423)		568,507,659
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,247,392
NET ASSETS — 100.0%		$569,755,051

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$567,764,797	$—	$—	$567,764,797
Short-Term Investment	742,862	—	—	742,862
TOTAL INVESTMENTS	$568,507,659	$—	$—	$568,507,659
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	608,425	$608,669	$4,579,172	$4,444,856	$(67)	$(56)	742,714	$742,862	$428
State Street Navigator Securities Lending Portfolio II	2,070,090	2,070,090	—	2,070,090	—	—	—	—	—
Total		$2,678,759	$4,579,172	$6,514,946	$(67)	$(56)		$742,862	$428
See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE — 0.6%
Kaman Corp.	14,098	$549,399
National Presto Industries, Inc.	6,898	564,670
		1,114,069
AIR FREIGHT & LOGISTICS — 0.2%
Forward Air Corp.	7,748	444,580
AUTO COMPONENTS — 1.0%
Cooper Tire & Rubber Co.	13,529	428,869
Dorman Products, Inc. (a)	5,243	473,863
Gentherm, Inc. (a)	7,830	320,247
LCI Industries	3,262	346,718
Standard Motor Products, Inc.	8,411	375,551
		1,945,248
BANKS — 13.1%
1st Constitution Bancorp (b)	25,280	300,832
1st Source Corp.	18,461	569,337
Arrow Financial Corp.	23,202	582,146
Bank of Commerce Holdings	41,408	288,614
Bank of Hawaii Corp.	9,891	499,693
Bank of Marin Bancorp	20,314	588,293
BankFinancial Corp.	33,796	244,007
Banner Corp.	15,205	490,513
Baycom Corp. (a) (b)	31,417	323,595
BCB Bancorp, Inc.	33,962	271,696
Brookline Bancorp, Inc.	58,956	509,675
Central Pacific Financial Corp.	36,392	493,839
City Holding Co.	9,124	525,634
Community Bank System, Inc.	9,665	526,356
Community Bankers Trust Corp.	60,748	308,600
Community Trust Bancorp, Inc.	19,084	539,314
Financial Institutions, Inc.	33,297	512,774
First Bancshares, Inc.	29,475	618,091
First Bank	41,619	258,038
First Busey Corp.	31,988	508,289
First Financial Corp.	16,544	519,482
First Interstate BancSystem, Inc. Class A	18,913	602,379
First Mid-Illinois Bancshares, Inc.	25,917	646,629
Fulton Financial Corp.	42,023	392,075
Guaranty Bancshares, Inc.	15,803	393,337
HarborOne Bancorp, Inc. (a)	81,555	658,149
HomeTrust Bancshares, Inc.	41,712	566,449
Howard Bancorp, Inc. (a)	31,862	286,121
Independent Bank Corp.	52,768	663,294
Investar Holding Corp. (b)	32,040	410,753
Investors Bancorp, Inc.	96,408	699,922
LCNB Corp. (b)	22,270	303,985
Macatawa Bank Corp.	61,938	404,455
NBT Bancorp, Inc.	19,077	511,645
Nicolet Bankshares, Inc. (a)	13,775	752,253
Old National Bancorp	36,883	463,250
Orrstown Financial Services, Inc.	26,256	336,077
Park National Corp. (b)	7,355	602,816
Security Description	Shares	Value
PCB Bancorp	26,591	$233,735
Peoples Bancorp, Inc.	24,561	468,869
QCR Holdings, Inc.	19,562	536,194
Reliant Bancorp, Inc.	36,974	536,123
Republic Bancorp, Inc. Class A	17,226	485,084
Sandy Spring Bancorp, Inc.	25,871	597,103
Select Bancorp, Inc. (a)	37,249	267,820
Shore Bancshares, Inc.	23,787	261,181
Southern National Bancorp of Virginia, Inc.	53,089	460,813
Southside Bancshares, Inc.	19,080	466,124
Stock Yards Bancorp, Inc.	18,739	637,876
Tompkins Financial Corp.	7,400	420,394
TriCo Bancshares	21,719	531,898
Washington Trust Bancorp, Inc.	15,182	465,480
West Bancorporation, Inc.	31,138	493,226
		25,034,327
BIOTECHNOLOGY — 0.8%
Alkermes PLC (a)	8,333	138,078
Anika Therapeutics, Inc. (a)	5,028	177,941
BioSpecifics Technologies Corp. (a)	3,061	161,713
Emergent BioSolutions, Inc. (a)	2,587	267,315
Ironwood Pharmaceuticals, Inc. (a) (b)	13,491	121,351
Ligand Pharmaceuticals, Inc. (a) (b)	1,543	147,079
Myriad Genetics, Inc. (a)	9,614	125,366
PDL BioPharma, Inc. (a)	45,328	142,783
Sinovac Biotech, Ltd. (a)	30,008	194,152
Vanda Pharmaceuticals, Inc. (a)	13,293	128,410
		1,604,188
BUILDING PRODUCTS — 0.5%
AAON, Inc.	7,543	454,466
CSW Industrials, Inc.	5,416	418,386
		872,852
CAPITAL MARKETS — 0.5%
Diamond Hill Investment Group, Inc.	6,879	868,955
CHEMICALS — 1.7%
Balchem Corp.	4,068	397,159
Cabot Corp.	8,825	317,965
Chase Corp.	4,215	402,111
HB Fuller Co.	12,316	563,827
Innospec, Inc.	3,657	231,561
Quaker Chemical Corp. (b)	1,954	351,153
Sensient Technologies Corp.	11,435	660,257
Stepan Co.	2,772	302,148
		3,226,181
COMMERCIAL SERVICES & SUPPLIES — 3.6%
ABM Industries, Inc.	21,024	770,740
Advanced Disposal Services, Inc. (a)	25,438	768,991
Brady Corp. Class A	8,749	350,135

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Casella Waste Systems, Inc. Class A (a)	6,277	$350,571
Covanta Holding Corp.	29,314	227,184
Deluxe Corp.	11,222	288,742
Ennis, Inc.	30,064	524,316
Healthcare Services Group, Inc.	16,685	359,228
KAR Auction Services, Inc.	29,121	419,342
Kimball International, Inc. Class B	23,141	243,906
Matthews International Corp. Class A	12,137	271,383
McGrath RentCorp	6,053	360,698
SP Plus Corp. (a)	16,551	297,090
UniFirst Corp.	4,231	801,225
US Ecology, Inc.	12,911	421,802
Viad Corp.	20,614	429,390
		6,884,743
COMMUNICATIONS EQUIPMENT — 1.2%
EchoStar Corp. Class A (a)	12,290	305,898
InterDigital, Inc.	7,975	455,054
Ituran Location and Control, Ltd.	34,949	486,490
NetScout Systems, Inc. (a)	10,612	231,660
Radware, Ltd. (a)	20,927	507,270
Viavi Solutions, Inc. (a)	24,112	282,834
		2,269,206
CONSTRUCTION & ENGINEERING — 0.3%
Ameresco, Inc. Class A (a)	6,844	228,590
Valmont Industries, Inc.	3,435	426,558
		655,148
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	5,434	469,063
CONTAINERS & PACKAGING — 0.8%
Silgan Holdings, Inc.	29,964	1,101,776
UFP Technologies, Inc. (a)	10,697	443,070
		1,544,846
DISTRIBUTORS — 0.1%
Weyco Group, Inc.	9,005	145,611
DIVERSIFIED CONSUMER SERVICES — 0.8%
Carriage Services, Inc.	19,417	433,193
Graham Holdings Co. Class B	2,037	823,172
Laureate Education, Inc. Class A (a)	26,630	353,647
		1,610,012
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Alerus Financial Corp. (b)	30,291	593,704
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
ATN International, Inc.	5,686	285,096
ORBCOMM, Inc. (a)	172,060	585,004
		870,100
ELECTRIC UTILITIES — 0.7%
MGE Energy, Inc.	11,495	720,277
Security Description	Shares	Value
Otter Tail Corp.	17,824	$644,694
		1,364,971
ELECTRICAL EQUIPMENT — 0.2%
Regal Beloit Corp.	4,751	445,976
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Avnet, Inc.	14,037	362,716
Badger Meter, Inc.	7,511	490,994
Benchmark Electronics, Inc.	15,723	316,818
CTS Corp.	12,988	286,126
ePlus, Inc. (a)	4,872	356,630
Plexus Corp. (a)	7,944	561,085
ScanSource, Inc. (a)	16,573	328,643
		2,703,012
ENERGY EQUIPMENT & SERVICES — 0.4%
Core Laboratories NV	18,678	285,026
Dril-Quip, Inc. (a) (b)	4,084	101,120
Oceaneering International, Inc. (a)	49,829	175,398
Patterson-UTI Energy, Inc.	44,135	125,785
		687,329
ENTERTAINMENT — 0.7%
Cinemark Holdings, Inc. (b)	48,619	486,190
Manchester United PLC Class A	25,477	370,435
Marcus Corp.	41,212	318,569
Reading International, Inc. Class A (a)	61,264	197,270
		1,372,464
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.5%
Acadia Realty Trust REIT	40,030	420,315
Agree Realty Corp. REIT	12,298	782,645
American Assets Trust, Inc. REIT	37,216	896,533
Apple Hospitality REIT, Inc.	141,761	1,362,323
Armada Hoffler Properties, Inc. REIT	104,596	968,559
Brandywine Realty Trust REIT (b)	61,145	632,239
City Office REIT, Inc.	76,173	572,821
Columbia Property Trust, Inc. REIT	71,690	782,138
Community Healthcare Trust, Inc. REIT	21,115	987,337
Easterly Government Properties, Inc. REIT	44,344	993,749
Empire State Realty Trust, Inc. Class A REIT	90,265	552,422
Four Corners Property Trust, Inc. REIT	38,563	986,827
Getty Realty Corp. REIT	43,145	1,122,201
Gladstone Commercial Corp. REIT	56,823	957,468
Independence Realty Trust, Inc. REIT	54,576	632,536
Lexington Realty Trust REIT	64,519	674,224
LTC Properties, Inc. REIT	24,035	837,860
Monmouth Real Estate Investment Corp. REIT	63,961	885,860

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
National Storage Affiliates Trust REIT (b)	28,522	$932,955
One Liberty Properties, Inc. REIT	45,358	742,057
Paramount Group, Inc. REIT	100,898	714,358
Piedmont Office Realty Trust, Inc. Class A REIT	57,441	779,474
Rayonier, Inc. REIT	30,739	812,739
Retail Opportunity Investments Corp. REIT	70,401	733,226
Retail Properties of America, Inc. Class A REIT	130,130	756,055
RPT Realty REIT	68,288	371,487
UMH Properties, Inc. REIT	52,527	711,216
Washington Real Estate Investment Trust	23,770	478,490
		22,080,114
FOOD & STAPLES RETAILING — 0.6%
PriceSmart, Inc.	6,229	413,917
Village Super Market, Inc. Class A	13,955	343,433
Weis Markets, Inc.	9,875	474,000
		1,231,350
FOOD PRODUCTS — 1.4%
Alico, Inc.	10,726	306,978
Cal-Maine Foods, Inc. (a)	7,047	270,393
Farmer Brothers Co. (a)	35,566	157,202
Hostess Brands, Inc. (a)	27,762	342,306
J&J Snack Foods Corp.	6,146	801,377
Landec Corp. (a) (b)	31,563	306,792
Simply Good Foods Co. (a)	18,743	413,283
		2,598,331
GAS UTILITIES — 0.6%
Chesapeake Utilities Corp.	6,856	577,961
Northwest Natural Holding Co.	10,400	472,056
		1,050,017
HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
AngioDynamics, Inc. (a)	34,850	420,291
AtriCure, Inc. (a)	6,884	274,672
Atrion Corp.	520	325,520
Avanos Medical, Inc. (a)	5,157	171,316
Cantel Medical Corp.	8,122	356,881
CONMED Corp.	6,425	505,455
CryoLife, Inc. (a)	11,047	204,038
Cutera, Inc. (a)	8,131	154,245
Heska Corp. (a) (b)	1,807	178,513
iRhythm Technologies, Inc. (a)	1,912	455,266
LeMaitre Vascular, Inc.	6,266	203,833
LivaNova PLC (a)	5,358	242,235
Meridian Bioscience, Inc. (a)	28,741	488,022
Merit Medical Systems, Inc. (a)	4,242	184,527
Natus Medical, Inc. (a)	8,591	147,164
Neogen Corp. (a)	4,154	325,050
NuVasive, Inc. (a)	5,510	267,621
OraSure Technologies, Inc. (a)	18,167	221,092
Security Description	Shares	Value
Orthofix Medical, Inc. (a)	11,902	$370,628
Oxford Immunotec Global PLC (a)	14,320	167,544
Quidel Corp. (a)	1,699	372,727
SeaSpine Holdings Corp. (a)	16,539	236,508
Surmodics, Inc. (a)	5,480	213,227
Varex Imaging Corp. (a)	8,631	109,786
		6,596,161
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Acadia Healthcare Co., Inc. (a)	10,304	303,762
Addus HomeCare Corp. (a)	2,896	273,701
BioTelemetry, Inc. (a)	3,345	152,465
Brookdale Senior Living, Inc. (a)	75,283	191,219
CorVel Corp. (a)	4,297	367,093
Ensign Group, Inc.	7,760	442,785
InfuSystem Holdings, Inc. (a)	16,317	209,184
Magellan Health, Inc. (a)	4,224	320,095
MEDNAX, Inc. (a)	22,503	366,349
National HealthCare Corp.	12,772	795,823
National Research Corp.	4,464	219,673
Patterson Cos., Inc.	12,862	310,038
Premier, Inc. Class A	12,212	400,920
Providence Service Corp. (a)	5,413	502,922
RadNet, Inc. (a)	13,139	201,684
Select Medical Holdings Corp. (a)	13,756	286,400
US Physical Therapy, Inc.	5,291	459,682
		5,803,795
HEALTH CARE TECHNOLOGY — 0.8%
Allscripts Healthcare Solutions, Inc. (a)	42,011	341,970
HealthStream, Inc. (a)	14,948	300,006
HMS Holdings Corp. (a)	6,836	163,722
Omnicell, Inc. (a)	3,915	292,294
Vocera Communications, Inc. (a)	12,326	358,440
		1,456,432
HOTELS, RESTAURANTS & LEISURE — 5.7%
BJ's Restaurants, Inc.	22,619	665,903
Bloomin' Brands, Inc.	48,694	743,557
Brinker International, Inc.	31,106	1,328,848
Century Casinos, Inc. (a)	126,864	695,215
Cheesecake Factory, Inc. (b)	27,139	752,836
Chuy's Holdings, Inc. (a)	17,652	345,626
Cracker Barrel Old Country Store, Inc.	6,501	745,405
Denny's Corp. (a)	53,636	536,360
Hyatt Hotels Corp. Class A (b)	9,777	521,798
Jack in the Box, Inc.	11,970	949,341
Lindblad Expeditions Holdings, Inc. (a)	75,043	638,616
Monarch Casino & Resort, Inc. (a)	21,484	958,186
Playa Hotels & Resorts NV (a) (b)	137,235	575,015
Ruth's Hospitality Group, Inc.	65,085	719,840
Six Flags Entertainment Corp.	18,166	368,770

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Wyndham Destinations, Inc.	12,651	$389,145
		10,934,461
HOUSEHOLD DURABLES — 2.6%
Century Communities, Inc. (a)	17,397	736,415
Ethan Allen Interiors, Inc.	22,978	311,122
KB Home	18,823	722,615
MDC Holdings, Inc.	19,276	907,900
Meritage Homes Corp. (a)	8,324	918,886
Taylor Morrison Home Corp. (a)	32,591	801,413
TRI Pointe Group, Inc. (a)	34,559	626,900
		5,025,251
HOUSEHOLD PRODUCTS — 0.4%
WD-40 Co.	3,813	721,839
INSURANCE — 4.2%
American National Group, Inc.	10,959	740,061
AMERISAFE, Inc.	10,403	596,716
Argo Group International Holdings, Ltd.	18,556	638,883
Donegal Group, Inc. Class A	30,982	435,917
Enstar Group, Ltd. (a)	6,403	1,034,084
Horace Mann Educators Corp.	17,904	597,994
Protective Insurance Corp. Class B	20,362	267,353
Safety Insurance Group, Inc.	12,041	831,913
Selective Insurance Group, Inc.	11,806	607,891
Stewart Information Services Corp.	23,213	1,015,104
White Mountains Insurance Group, Ltd.	1,733	1,350,007
		8,115,923
INTERNET & DIRECT MARKETING RETAIL — 0.2%
Qurate Retail, Inc. Class A	51,955	373,037
IT SERVICES — 2.1%
Cass Information Systems, Inc.	10,846	436,443
CSG Systems International, Inc.	8,366	342,588
ExlService Holdings, Inc. (a)	9,545	629,684
ManTech International Corp. Class A	5,535	381,251
NIC, Inc.	16,256	320,243
Perficient, Inc. (a)	10,920	466,721
Sykes Enterprises, Inc. (a)	17,876	611,538
Verra Mobility Corp. (a)	85,225	823,273
		4,011,741
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Callaway Golf Co.	36,159	692,083
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Luminex Corp.	9,188	241,185
Medpace Holdings, Inc. (a)	1,651	184,499
NeoGenomics, Inc. (a)	5,656	208,650
		634,334
MACHINERY — 2.5%
Alamo Group, Inc.	3,126	337,702
Albany International Corp. Class A	7,394	366,077
Security Description	Shares	Value
Barnes Group, Inc.	7,621	$272,375
Chart Industries, Inc. (a)	4,657	327,247
Douglas Dynamics, Inc.	8,970	306,774
ESCO Technologies, Inc.	5,061	407,714
Franklin Electric Co., Inc.	5,845	343,861
Hillenbrand, Inc.	18,021	511,076
Lindsay Corp.	5,839	564,515
Mueller Water Products, Inc. Class A	45,275	470,407
TriMas Corp. (a)	12,068	275,150
Watts Water Technologies, Inc. Class A	6,249	625,837
		4,808,735
MEDIA — 1.1%
AMC Networks, Inc. Class A (a)	12,695	313,694
Gannett Co., Inc. (b)	88,790	115,427
John Wiley & Sons, Inc. Class A	12,603	399,641
Loral Space & Communications, Inc. (b)	20,254	370,648
Meredith Corp.	11,979	157,165
MSG Networks, Inc. Class A (a) (b)	20,111	192,462
Scholastic Corp.	17,414	365,520
TEGNA, Inc.	16,575	194,756
		2,109,313
METALS & MINING — 0.3%
Compass Minerals International, Inc.	6,193	367,554
Kaiser Aluminum Corp.	5,449	292,012
		659,566
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 10.8%
AG Mortgage Investment Trust, Inc. REIT (b)	111,268	307,100
Anworth Mortgage Asset Corp. REIT	359,147	589,001
Apollo Commercial Real Estate Finance, Inc. REIT	175,255	1,579,048
Ares Commercial Real Estate Corp. REIT	138,230	1,263,422
ARMOUR Residential REIT, Inc.	75,127	714,458
Capstead Mortgage Corp. REIT	149,453	839,926
Cherry Hill Mortgage Investment Corp. REIT (b)	53,615	481,463
Dynex Capital, Inc. REIT (b)	64,383	979,265
Ellington Financial, Inc. REIT	184,463	2,261,516
Granite Point Mortgage Trust, Inc. REIT	264,113	1,872,561
Great Ajax Corp. REIT (b)	51,713	428,701
Invesco Mortgage Capital, Inc. REIT (b)	106,489	288,585
KKR Real Estate Finance Trust, Inc. REIT (b)	102,275	1,690,606
MFA Financial, Inc. REIT	325,859	873,302
New York Mortgage Trust, Inc. REIT	289,228	737,531

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
PennyMac Mortgage Investment Trust REIT	80,398	$1,291,996
Ready Capital Corp. REIT	98,686	1,105,283
Redwood Trust, Inc. REIT	118,762	893,090
TPG RE Finance Trust, Inc. REIT	267,894	2,266,383
Western Asset Mortgage Capital Corp. REIT (b)	147,163	300,213
		20,763,450
MULTI-UTILITIES — 0.6%
Avista Corp.	12,256	418,175
Unitil Corp.	16,510	637,946
		1,056,121
OIL, GAS & CONSUMABLE FUELS — 1.7%
Arch Resources, Inc.	6,897	292,985
Cimarex Energy Co.	12,649	307,750
EQT Corp.	15,678	202,717
Green Plains, Inc. (a)	24,456	378,579
Magnolia Oil & Gas Corp. Class A (a)	53,650	277,371
NextDecade Corp. (a) (b)	58,242	173,561
Par Pacific Holdings, Inc. (a)	32,713	221,467
PBF Energy, Inc. Class A	14,980	85,236
PDC Energy, Inc. (a)	16,770	207,864
Permian Basin Royalty Trust (b)	66,425	164,734
REX American Resources Corp. (a)	4,143	271,822
Sabine Royalty Trust (b)	12,955	376,990
SFL Corp., Ltd.	45,870	343,566
		3,304,642
PAPER & FOREST PRODUCTS — 0.2%
Neenah, Inc.	9,711	363,871
PERSONAL PRODUCTS — 0.2%
Edgewell Personal Care Co. (a)	7,659	213,533
Inter Parfums, Inc.	6,570	245,389
		458,922
PHARMACEUTICALS — 0.5%
Amphastar Pharmaceuticals, Inc. (a)	10,631	199,331
Evofem Biosciences, Inc. (a) (b)	5,258	12,409
Innoviva, Inc. (a)	13,281	138,787
Intersect ENT, Inc. (a)	11,684	190,566
Prestige Consumer Healthcare, Inc. (a)	10,714	390,204
		931,297
PROFESSIONAL SERVICES — 1.1%
CBIZ, Inc. (a)	23,219	531,019
Forrester Research, Inc. (a)	10,098	331,113
ICF International, Inc.	6,326	389,239
Kelly Services, Inc. Class A	27,165	462,892
Resources Connection, Inc.	27,059	312,531
		2,026,794
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
CTO Realty Growth, Inc.	12,778	$563,510
Kennedy-Wilson Holdings, Inc.	35,863	520,731
		1,084,241
ROAD & RAIL — 0.7%
Heartland Express, Inc.	25,257	469,780
Marten Transport, Ltd.	20,443	333,630
Werner Enterprises, Inc.	11,977	502,914
		1,306,324
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Advanced Energy Industries, Inc. (a)	4,682	294,685
DSP Group, Inc. (a)	30,341	399,894
Kulicke & Soffa Industries, Inc.	10,161	227,607
Nova Measuring Instruments, Ltd. (a)	8,706	453,931
Power Integrations, Inc.	5,795	321,043
Rambus, Inc. (a)	25,635	350,943
		2,048,103
SOFTWARE — 3.4%
8x8, Inc. (a)	17,779	276,463
ACI Worldwide, Inc. (a)	13,539	353,774
Agilysys, Inc. (a)	14,442	348,919
Allot, Ltd. (a) (b)	34,696	315,734
American Software, Inc. Class A	24,220	340,049
Blackbaud, Inc.	7,434	415,040
Bottomline Technologies DE, Inc. (a)	8,022	338,208
CommVault Systems, Inc. (a)	9,240	376,992
GTY Technology Holdings, Inc. (a) (b)	86,076	228,101
Magic Software Enterprises, Ltd.	54,352	713,642
MicroStrategy, Inc. Class A (a)	3,093	465,682
Model N, Inc. (a) (b)	11,719	413,446
Progress Software Corp.	10,091	370,138
Sapiens International Corp. NV	16,123	493,041
SPS Commerce, Inc. (a)	5,550	432,179
Teradata Corp. (a)	12,190	276,713
Verint Systems, Inc. (a)	8,672	417,817
		6,575,938
SPECIALTY RETAIL — 1.0%
American Eagle Outfitters, Inc.	27,900	413,199
Asbury Automotive Group, Inc. (a)	5,128	499,724
Haverty Furniture Cos., Inc.	15,370	321,848
Monro, Inc. (b)	5,334	216,400
Murphy USA, Inc. (a)	2,349	301,306
Sally Beauty Holdings, Inc. (a) (b)	21,792	189,373
		1,941,850
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
NCR Corp. (a)	17,024	376,911

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Steven Madden, Ltd.	18,147	$353,866
Superior Group of Cos., Inc.	18,077	419,929
Wolverine World Wide, Inc.	18,400	475,456
		1,249,251
THRIFTS & MORTGAGE FINANCE — 3.7%
Capitol Federal Financial, Inc.	85,115	788,591
ESSA Bancorp, Inc.	19,902	245,392
Home Bancorp, Inc.	19,561	472,398
Kearny Financial Corp.	97,121	700,242
Meridian Bancorp, Inc.	69,048	714,647
Northfield Bancorp, Inc.	60,562	552,325
Northwest Bancshares, Inc.	69,192	636,566
PCSB Financial Corp.	34,922	421,509
Provident Financial Services, Inc.	84,275	1,028,155
Washington Federal, Inc.	21,192	442,065
Waterstone Financial, Inc.	53,437	827,739
Western New England Bancorp, Inc.	53,211	299,578
		7,129,207
TOBACCO — 0.3%
Universal Corp.	6,111	255,929
Vector Group, Ltd.	32,207	312,086
		568,015
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Applied Industrial Technologies, Inc.	8,113	447,026
GATX Corp.	5,851	373,001
MRC Global, Inc. (a)	30,590	130,925
MSC Industrial Direct Co., Inc. Class A	5,759	364,430
NOW, Inc. (a)	26,615	120,832
Rush Enterprises, Inc. Class A	9,666	488,520
Transcat, Inc. (a)	14,641	428,981
		2,353,715
TRANSPORTATION INFRASTRUCTURE — 0.2%
Macquarie Infrastructure Corp.	13,956	375,277
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Spok Holdings, Inc.	30,910	293,954
Security Description	Shares	Value
Telephone & Data Systems, Inc.	17,522	$323,106
		617,060
TOTAL COMMON STOCKS (Cost $228,943,901)		190,160,057
LIMITED PARTNERSHIPS — 0.4%
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fortress Transportation & Infrastructure Investors LLC (cost $327,394)	40,479	693,405
TOTAL LIMITED PARTNERSHIPS (Cost $327,394)		693,405
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	234,445	234,492
State Street Navigator Securities Lending Portfolio II (e) (f)	4,444,486	4,444,486
TOTAL SHORT-TERM INVESTMENTS (Cost $4,678,990)		4,678,978
TOTAL INVESTMENTS — 102.0% (Cost $233,950,285)		195,532,440
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(3,885,787)
NET ASSETS — 100.0%		$191,646,653
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$189,965,905	$194,152	$—	$190,160,057
Limited Partnerships	693,405	—	—	693,405
Short-Term Investments	4,678,978	—	—	4,678,978
TOTAL INVESTMENTS	$195,338,288	$194,152	$—	$195,532,440
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	271,901	$272,010	$2,812,035	$2,849,450	$(91)	$(12)	234,445	$234,492	$43
State Street Navigator Securities Lending Portfolio II	5,030,689	5,030,689	7,844,345	8,430,548	—	—	4,444,486	4,444,486	53,536
Total		$5,302,699	$10,656,380	$11,279,998	$(91)	$(12)		$4,678,978	$53,579
See accompanying notes to schedule of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.2%
BANKS — 37.0%
Bank of America Corp. 6.00% 1/25/2166 (a) (b)	236,119	$6,110,760
Bank of America Corp. 6.20% 1/29/2166 (a) (b)	284,179	7,195,412
Bank of America Corp. 3 Month USD LIBOR + 0.50% 4.00% 2/21/2166 (a) (b) (c)	111,544	2,783,023
Bank of America Corp. 3 Month USD LIBOR + 0.65% 3.00% 2/28/2166 (a) (b) (c)	78,892	1,642,531
Bank of America Corp. 3 Month USD LIBOR + 0.35% 4.00% 2/15/2166 (a) (b) (c)	82,837	2,066,783
Bank of America Corp. 6.00% 5/16/2023 (a) (b)	349,162	9,535,614
Bank of America Corp. 5.88% 7/24/2023 (a) (b)	224,079	6,121,838
Bank of America Corp. 3 Month USD LIBOR + 1.33% 6.45% 12/15/2066 (b) (c)	271,239	7,152,572
Bank of America Corp. 5.38% 12/26/2167 (a) (b)	361,477	9,712,887
Bank of America Corp. 5.00% 12/17/2167 (a)	338,728	8,888,223
Bank of New York Mellon Corp. 5.20% 12/31/2049 (b)	335,190	8,543,993
Citigroup Capital XIII 3 Month USD LIBOR + 6.37% 6.64% 10/30/2040 (c)	1,288,766	34,770,907
Fifth Third Bancorp 3 Month USD LIBOR + 3.71% 6.63% 12/31/2023 (b) (c)	257,131	6,862,826
Fifth Third Bancorp 4.95% 12/31/2168	143,433	3,755,076
First Citizens BancShares, Inc. 5.38% 3/15/2025	170,084	4,541,243
First Republic Bank 5.50% 6/30/2023 (b)	173,622	4,635,707
First Republic Bank 4.70% 1/30/2168 (b)	231,695	6,063,458
First Republic Bank 4.13%	281,944	7,161,378
HSBC Holdings PLC 6.20% 12/31/2049 (b)	831,465	21,160,784
Huntington Bancshares, Inc. 6.25% 4/15/2021 (b)	345,211	8,726,934
JPMorgan Chase & Co. 6.15% 9/1/2020 (b)	374,363	9,501,333
JPMorgan Chase & Co. 6.10% 9/1/2020 (b)	464,228	11,758,895
JPMorgan Chase & Co. 5.75% 12/1/2023 (b)	552,961	15,101,365
Security Description	Shares	Value
JPMorgan Chase & Co. 6.00% 3/1/2024 (b)	603,209	$16,552,055
JPMorgan Chase & Co. 4.75% 3/2/2168 (b)	292,717	7,745,292
KeyCorp 3 Month USD LIBOR + 3.89% 6.13% 12/15/2026 (c)	285,980	8,339,177
KeyCorp 5.65% 12/15/2023 (b)	249,041	6,609,548
KeyCorp 5.63% 9/15/2167 (b)	257,121	6,965,408
Northern Trust Corp. 4.70% 4/1/2168 (b)	227,978	6,157,686
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 4.07% 6.13% 5/1/2022 (b) (c)	860,231	22,882,145
State Street Corp. 3 Month USD LIBOR + 3.11% 5.90% 3/15/2024 (a) (b) (c) (d)	429,481	11,883,739
State Street Corp. 3 Month USD LIBOR + 3.71% 5.35% 3/15/2026 (a) (c) (d)	285,901	7,928,035
SVB Financial Group 5.25% 2/15/2168	205,537	5,487,838
Truist Financial Corp. 5.63% 12/2/2168 (a) (b)	265,707	6,911,039
Truist Financial Corp. 5.20% 12/2/2168 (a) (b)	285,762	7,192,630
Truist Financial Corp. 5.20% 12/2/2168 (a) (b)	263,687	6,634,365
Truist Financial Corp. 5.25% 6/1/2025 (a) (b)	328,949	9,046,098
Truist Financial Corp. 4.75% (a)	529,910	13,751,164
US Bancorp 3 Month USD LIBOR + 0.60% 3.50% 12/31/2049 (a) (b) (c)	572,824	13,071,844
US Bancorp 5.15% 12/31/2049 (a) (b)	285,794	7,267,741
US Bancorp 3 Month USD LIBOR + 4.47% 6.50% 1/15/2022 (a) (b) (c)	630,489	16,796,227
US Bancorp 5.50% 10/15/2023 (a)	328,947	8,881,569
Wells Fargo & Co. 3 Month USD LIBOR + 3.69% 6.63% 3/15/2024 (a) (c)	190,993	5,351,624
Wells Fargo & Co. 3 Month USD LIBOR + 3.09% 5.85% 9/15/2023 (a) (c)	399,825	10,419,439
Wells Fargo & Co. 5.25% 12/31/2049 (a) (b)	142,991	3,629,112
Wells Fargo & Co. 5.13% 12/31/2049 (a) (b)	148,721	3,773,052
Wells Fargo & Co. 5.20% 12/31/2049 (a) (b)	171,529	4,353,406

See accompanying notes to schedule of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Wells Fargo & Co. 5.63% 6/15/2022 (a) (b)	157,828	$4,149,298
Wells Fargo & Co. 5.50% 9/15/2021 (a) (b)	261,850	6,808,100
Wells Fargo & Co. 5.70% 3/15/2021 (a) (b)	227,503	5,826,352
Wells Fargo & Co. 6.00% 12/15/2020 (a) (b)	227,486	5,764,495
Wells Fargo & Co. 4.75% 3/15/2025 (a) (b)	459,246	11,545,444
		455,517,464
DIVERSIFIED FINANCIAL SERVICES — 8.5%
Affiliated Managers Group, Inc. 5.88% 3/30/2059 (b)	173,622	4,717,310
Apollo Global Management, Inc. 6.38% 9/16/2168 (b)	157,500	4,079,250
Apollo Global Management, Inc. 6.38% 9/16/2168	173,622	4,630,499
Ares Management Corp. 7.00% 6/30/2021 (b)	179,448	4,629,758
Capital One Financial Corp. 6.00% 12/1/2021 (a) (b)	280,268	7,244,928
Capital One Financial Corp. 5.20% 12/1/2021 (a) (b)	336,571	8,609,486
Capital One Financial Corp. 6.20% 12/1/2020 (a) (b)	280,226	7,056,091
Capital One Financial Corp. 5.00% 1/12/2167 (a) (b)	843,553	21,156,309
Capital One Financial Corp. 4.80% 6/1/2025 (a) (b)	702,679	17,159,421
Charles Schwab Corp. 6.00% 12/1/2020 (b)	343,211	8,734,720
Charles Schwab Corp. 5.95% 6/1/2021 (b)	430,859	11,081,693
KKR & Co., Inc. 6.75% 6/15/2021 (b)	202,673	5,204,643
		104,304,108
ELECTRIC — 16.8%
Alabama Power Co. 5.00% 10/1/2022 (b)	143,321	4,012,988
CMS Energy Corp. 5.88% 10/15/2078 (b)	858	22,677
CMS Energy Corp. 5.88% 3/1/2079	360,533	9,701,943
Dominion Energy, Inc. 5.25% 7/30/2076	458,120	11,746,197
DTE Energy Co. 5.38% 6/1/2076	173,822	4,415,079
DTE Energy Co. 6.00% 12/15/2076	158,796	4,184,274
DTE Energy Co. 5.25% 12/1/2077	234,559	6,187,666
Duke Energy Corp. 5.13% 1/15/2073	285,787	7,287,568
Duke Energy Corp. 5.63% 9/15/2078	285,886	7,879,018
Security Description	Shares	Value
Duke Energy Corp. 5.75% 9/16/2167	573,087	$15,754,162
Entergy Arkansas, Inc. 4.88% 9/1/2066	233,717	5,990,167
Entergy Louisiana LLC 4.88% 9/1/2066	153,113	3,942,660
Entergy Mississippi, Inc. 4.90% 10/1/2066 (b)	798	20,365
Georgia Power Co. 5.00% 10/1/2077	153,113	4,013,092
National Rural Utilities Cooperative Finance Corp. 5.50% 5/15/2064	143,361	3,900,853
NextEra Energy Capital Holdings, Inc. 5.25% 6/1/2076	327,982	8,363,541
NextEra Energy Capital Holdings, Inc. 5.13% 11/15/2072	285,760	7,206,867
NextEra Energy Capital Holdings, Inc. 5.00% 1/15/2073 (b)	263,687	6,676,555
NextEra Energy Capital Holdings, Inc. 5.65% 3/1/2079	394,960	10,833,753
NiSource, Inc. 0.00% 12/16/2167	287,899	7,943,133
PPL Capital Funding, Inc. 5.90% 4/30/2073 (b)	257,054	6,521,460
Sempra Energy 5.75% 7/1/2079 (b)	433,749	11,585,436
Southern Co. 6.25% 10/15/2075 (b)	572,962	14,536,046
Southern Co. 5.25% 10/1/2076	458,124	11,750,880
Southern Co. 5.25% 12/1/2077	257,087	6,694,545
Southern Co. 4.95% 1/30/2080 (b)	573,027	15,104,992
Southern Co. 4.20% 10/15/2060	422,915	10,594,021
		206,869,938
GAS — 0.3%
Spire, Inc. 5.90% 8/15/2167 (b)	143,303	3,909,306
INSURANCE — 21.8%
AEGON Funding Co. LLC 5.10% 12/15/2049	529,895	13,496,426
Aegon NV 3 month USD LIBOR + 0.88% 4.00% 12/31/2049 (b) (c)	145,331	3,585,316
Allstate Corp. 3 Month USD LIBOR + 3.17% 5.10% 1/15/2053 (b) (c)	285,814	7,422,590
Allstate Corp. 5.63% 4/15/2023 (b)	330,632	9,165,119
Allstate Corp. 5.10% 10/15/2168 (b)	659,209	17,653,617

See accompanying notes to schedule of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Allstate Corp. 4.75% 1/15/2169 (b)	173,722	$4,647,064
American International Group, Inc. 5.85% 3/15/2024 (b)	285,848	7,777,924
Arch Capital Group, Ltd. 5.25% 9/29/2021 (b)	257,054	6,506,037
Arch Capital Group, Ltd. 5.45% 8/17/2022 (b)	187,186	4,840,630
Athene Holding, Ltd. 3 month USD LIBOR + 4.25% 6.35% 9/30/2167 (c)	494,053	13,265,323
Athene Holding, Ltd. 5.63% 12/30/2168 (b)	195,673	5,058,147
Athene Holding, Ltd. 5 year CMT + 5.97% 6.38% 6/30/2025 (c)	343,289	9,303,132
Axis Capital Holdings, Ltd. 5.50% 11/7/2021	314,513	8,092,419
Brighthouse Financial, Inc. 6.25% 9/15/2058 (b)	220,056	5,842,487
Brighthouse Financial, Inc. 6.60% 6/25/2168	242,766	6,462,431
Brighthouse Financial, Inc. 6.75% 6/30/2025	235,931	6,575,397
Equitable Holdings, Inc. 5.25% 12/15/2024 (b)	458,092	11,695,089
Globe Life, Inc. 6.13% 6/15/2056 (b)	172,806	4,446,298
Hartford Financial Services Group, Inc. 3 Month USD LIBOR + 5.60% 7.88% 4/15/2042 (b) (c)	343,353	9,500,578
Hartford Financial Services Group, Inc. 6.00% 11/15/2023 (b)	202,480	5,543,902
MetLife, Inc. 3 Month USD LIBOR + 1.00% 4.00% 12/31/2049 (b) (c)	345,197	8,578,145
MetLife, Inc. 5.63% 6/15/2023 (b)	461,065	12,619,349
MetLife, Inc. 4.75% 3/15/2025 (b)	573,012	14,909,772
PartnerRe, Ltd. 7.25% 4/29/2021	166,668	4,291,701
Prudential Financial, Inc. 5.63% 8/15/2058 (b)	324,972	8,900,983
Prudential Financial, Inc. 4.13% 9/1/2060	281,944	7,175,475
Prudential PLC 6.75% 12/31/2049 (b)	143,336	3,739,636
Prudential PLC 6.50% 12/31/2049 (b)	170,102	4,536,620
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.37% 6.20% 9/15/2042 (c)	234,559	6,124,335
Security Description	Shares	Value
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.04% 5.75% 6/15/2056 (c)	234,459	$6,424,177
RenaissanceRe Holdings, Ltd. 5.38% 12/31/2049	155,905	3,939,719
RenaissanceRe Holdings, Ltd. 5.75% 6/30/2023	143,338	3,893,060
Voya Financial, Inc. 5 Year CMT + 3.21% 5.35% 9/15/2167 (c)	173,522	4,875,968
WR Berkley Corp. 5.75% 6/1/2056	168,094	4,279,673
WR Berkley Corp. 5.63% 4/30/2053 (b)	205,637	5,200,560
WR Berkley Corp. 5.10% 12/30/2059	173,822	4,557,613
WR Berkley Corp. 4.25% 9/30/2060	140,971	3,672,295
		268,599,007
INTERNET — 0.9%
eBay, Inc. 6.00% 2/1/2056	430,809	11,033,019
PIPELINES — 0.7%
Enbridge, Inc. 6.38% 4/15/2078 (b) (c)	345,106	8,696,671
REAL ESTATE INVESTMENT TRUSTS — 7.3%
Digital Realty Trust, Inc. 5.88% 12/31/2049 (b)	143,492	3,593,040
Digital Realty Trust, Inc. 5.20% 12/31/2168 (b)	202,573	5,505,934
Diversified Healthcare Trust 5.63% 8/1/2042 (b)	200,803	3,670,679
Kimco Realty Corp. 5.25% 12/20/2022 (b)	151,627	3,993,855
National Retail Properties, Inc. 5.20% 10/11/2021	195,673	5,024,883
Office Properties Income Trust 5.88% 5/1/2046	179,548	4,490,495
PS Business Parks, Inc. 4.88% 12/30/2168	184,333	4,929,064
Public Storage 5.15% 6/2/2022 (a)	158,796	4,228,737
Public Storage 4.90% 10/14/2021 (a) (b)	205,637	5,325,998
Public Storage 4.95% 7/20/2021 (a) (b)	184,321	4,737,050
Public Storage 5.40% 1/20/2021 (a)	173,822	4,437,676
Public Storage 5.05% 8/9/2022 (a) (b)	173,722	4,565,414
Public Storage 5.60% 3/11/2024 (a)	165,037	4,654,043
Public Storage 4.88% 12/31/2167 (a) (b)	179,297	4,848,191

See accompanying notes to schedule of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Public Storage 4.70% 3/31/2168 (a) (b)	148,285	$4,022,972
Public Storage 4.63% 6/17/2025 (a)	325,027	8,749,727
Vornado Realty Trust 5.40% 12/31/2049 (b)	170,164	4,269,415
Vornado Realty Trust 5.70% 12/31/2049 (b)	170,164	4,317,061
Vornado Realty Trust 5.25% 4/1/2166 (b)	184,992	4,691,397
		90,055,631
SOVEREIGN — 0.4%
Tennessee Valley Authority 2.13% 6/1/2028 (c)	155,012	4,179,124
TELECOMMUNICATIONS — 5.5%
AT&T, Inc. 5.35% 11/1/2066 (b)	758,279	20,041,314
AT&T, Inc. 5.63% 8/1/2067 (b)	472,533	12,748,940
Qwest Corp. 6.50% 9/1/2056	560,032	14,023,201
Qwest Corp. 6.13% 6/1/2053 (b)	445,188	11,027,307
Qwest Corp. 6.75% 6/15/2057	377,710	9,733,587
		67,574,349
TOTAL PREFERRED STOCKS (Cost $1,210,784,764)		1,220,738,617
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e) (f)	10,593,466	10,595,585
State Street Navigator Securities Lending Portfolio II (d) (g)	34,476,601	34,476,601
TOTAL SHORT-TERM INVESTMENTS (Cost $45,071,580)		45,072,186
TOTAL INVESTMENTS — 102.8% (Cost $1,255,856,344)		1,265,810,803
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(34,803,605)
NET ASSETS — 100.0%		$1,231,007,198

(a)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in an affiliated entity, Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2020.
(g)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

See accompanying notes to schedule of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$1,220,738,617	$—	$—	$1,220,738,617
Short-Term Investments	45,072,186	—	—	45,072,186
TOTAL INVESTMENTS	$1,265,810,803	$—	$—	$1,265,810,803
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
Apollo Global Management, Inc.	301,207	$7,744,425	$1,221,902	$413,805	$27,074	$—*	—	$—*	$129,837
Aspen Insurance Holdings, Ltd.	405,976	9,246,562	966,362	10,936,523	(507,666)	—*	—	—*	—
Bank of America Corp.	1,934,313	49,121,041	7,488,360	4,013,000	130,776	1,329,894	2,067,017	54,057,071	707,120
Capital One Financial Corp.	2,278,669	52,082,506	9,150,441	5,130,674	260,037	4,863,925	2,443,297	61,226,235	781,621
Public Storage	2,080,736	52,766,556	7,483,868	16,402,255	7,332	1,624,932*	1,713,944	45,569,808*	644,930
State Street Corp.	654,790	17,167,284	3,013,044	1,339,225	43,130	927,541	715,382	19,811,774	250,767
State Street Institutional Liquid Reserves Fund, Premier Class	10,224,363	10,228,453	59,606,721	59,237,020	(2,343)	(226)	10,593,466	10,595,585	2,402
State Street Navigator Securities Lending Portfolio II	38,730,444	38,730,444	58,431,901	62,685,744	—	—	34,476,601	34,476,601	253,832
Truist Financial Corp.	1,042,269	26,335,401	19,434,714	2,773,731	14,751	524,162	1,674,015	43,535,297	368,687
US Bancorp	1,663,168	39,641,272	6,948,979	3,044,948	120,641	2,351,437	1,818,054	46,017,381	595,215
Wells Fargo & Co.	2,238,449	55,596,205	10,254,969	6,492,417	78,671	2,182,895	2,387,972	61,620,323	847,298
Total		$358,660,149	$184,001,261	$172,469,342	$172,403	$13,804,560		$376,910,075	$4,581,709
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended September 30, 2020.
*	As of September 30, 2020, no longer an affiliate.
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Inflation Protected Indexed Bonds:
1.75%, 1/15/2028	$7,792,286	$9,495,051
2.00%, 1/15/2026	9,123,138	10,744,775
2.38%, 1/15/2025	14,382,702	16,699,937
2.38%, 1/15/2027	8,426,247	10,391,981
2.50%, 1/15/2029	6,087,208	7,953,288
3.63%, 4/15/2028	10,637,999	14,584,087
3.88%, 4/15/2029	11,980,068	17,225,231
Treasury Inflation Protected Indexed Notes:
0.13%, 1/15/2022	17,599,036	17,881,005
0.13%, 4/15/2022	18,397,935	18,726,655
0.13%, 7/15/2022	17,867,149	18,333,552
0.13%, 1/15/2023	16,859,160	17,377,464
0.13%, 7/15/2024	15,495,765	16,392,356
0.13%, 10/15/2024	13,691,737	14,528,231
0.13%, 4/15/2025 (a)	12,040,633	12,819,501
0.13%, 7/15/2026	15,357,967	16,657,637
0.13%, 1/15/2030	15,043,215	16,629,963
0.13%, 7/15/2030	10,088,800	11,220,078
0.25%, 1/15/2025	16,767,669	17,893,418
0.25%, 7/15/2029	15,101,139	16,902,649
0.38%, 7/15/2023	18,166,970	19,062,794
0.38%, 7/15/2025	17,175,502	18,643,295
0.38%, 1/15/2027	17,109,902	18,836,039
0.38%, 7/15/2027	15,882,879	17,656,476
0.50%, 4/15/2024	12,503,065	13,279,955
0.50%, 1/15/2028	16,194,255	18,174,808
0.63%, 4/15/2023	18,337,171	19,186,464
0.63%, 1/15/2024	19,423,540	20,642,509
0.63%, 1/15/2026	17,031,364	18,768,843
0.75%, 7/15/2028	15,246,982	17,575,498
Security Description	Principal Amount	Value
0.88%, 1/15/2029	$13,807,439	$16,092,066
TOTAL U.S. TREASURY OBLIGATIONS (Cost $455,007,130)		480,375,606
	Shares
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (b) (c)	229,048	229,048
State Street Navigator Securities Lending Portfolio II (d) (e)	4,457,756	4,457,756
TOTAL SHORT-TERM INVESTMENTS (Cost $4,686,804)		4,686,804
TOTAL INVESTMENTS — 100.4% (Cost $459,693,934)		485,062,410
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(1,768,098)
NET ASSETS — 100.0%		$483,294,312
(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$480,375,606	$—	$480,375,606
Short-Term Investments	4,686,804	—	—	4,686,804
TOTAL INVESTMENTS	$4,686,804	$480,375,606	$—	$485,062,410
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	50,733	$50,733	$10,323,898	$10,145,583	$—	$—	229,048	$229,048	$183
State Street Navigator Securities Lending Portfolio II	37,732,171	37,732,171	16,604,816	49,879,231	—	—	4,457,756	4,457,756	7,586
Total		$37,782,904	$26,928,714	$60,024,814	$—	$—		$4,686,804	$7,769
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 100.3%
Treasury Bill 0.11%, 10/29/2020	$1,202,732,000	$1,202,645,476
U.S. Treasury Bill:
0.01%, 11/12/2020 (a)	1,255,397,000	1,255,263,350
0.07%, 10/6/2020	877,932,000	877,923,923
0.08%, 10/8/2020	1,629,017,000	1,628,996,800
0.08%, 10/13/2020	877,918,000	877,895,683
0.08%, 10/15/2020	1,246,593,000	1,246,555,428
0.09%, 10/20/2020	877,904,000	877,869,253
0.09%, 10/22/2020	1,246,623,000	1,246,563,000
0.09%, 10/27/2020	877,904,000	877,854,864
0.09%, 11/5/2020	1,375,768,000	1,375,650,963
0.09%, 11/27/2020	1,211,527,000	1,211,344,762
0.10%, 11/19/2020	1,272,337,000	1,272,181,139
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,950,676,293)		13,950,744,641

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (b) (c) (Cost $49,563,386)	49,563,386	$49,563,386
TOTAL INVESTMENTS — 100.7% (Cost $14,000,239,679)		14,000,308,027
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(97,612,345)
NET ASSETS — 100.0%		$13,902,695,682
(a)	When-issued security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$13,950,744,641	$—	$13,950,744,641
Short-Term Investment	49,563,386	—	—	49,563,386
TOTAL INVESTMENTS	$49,563,386	$13,950,744,641	$—	$14,000,308,027
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	50,990,218	$50,990,218	$602,299,065	$603,725,897	$—	$—	49,563,386	$49,563,386	$15,150
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 53.6%
U.S. Treasury Bill:
0.10%, 1/7/2021	$410,000	$409,893
0.10%, 1/14/2021	410,000	409,879
0.10%, 1/21/2021	410,000	409,869
0.10%, 2/11/2021	410,000	409,841
0.10%, 2/18/2021	410,000	409,840
0.11%, 3/4/2021	410,000	409,825
0.11%, 3/25/2021	370,000	369,807
0.11%, 4/22/2021	386,000	385,760
0.11%, 5/20/2021	248,000	247,837
0.11%, 6/17/2021	274,000	273,783
0.11%, 7/15/2021	274,000	273,776
0.11%, 8/12/2021	274,000	273,742
0.12%, 2/4/2021	410,000	409,853
0.17%, 12/24/2020	674,000	673,843
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,367,522)		5,367,548

U.S. TREASURY OBLIGATIONS — 46.4% (a)
Treasury Bill 0.15%, 12/3/2020	1,244,000	1,243,793
U.S. Treasury Bill:
0.00, 1/28/2021	756,000	755,747
0.09%, 12/10/2020	674,000	673,875
0.09%, 12/17/2020	674,000	673,867
0.10%, 12/31/2020	520,000	519,872
0.10%, 2/25/2021	770,000	769,682
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,636,855)		4,636,836
	Shares
SHORT-TERM INVESTMENT — 0.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (b) (c) (Cost $3,000)	3,000	3,000
TOTAL INVESTMENTS — 100.0% (Cost $10,007,377)		10,007,384
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(258)
NET ASSETS — 100.0%		$10,007,126
(a)	Rate shown is the discount rate at time of purchase.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2020.
(d)	Amount is less than 0.05% of net assets.
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$10,004,384	$—	$10,004,384
Short-Term Investment	3,000	—	—	3,000
TOTAL INVESTMENTS	$3,000	$10,004,384	$—	$10,007,384
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$3,000	$—	$—	$—	3,000	$3,000	$3
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 78.8%
AIRLINES — 1.8%
American Airlines Group, Inc. 6.50%, 7/1/2025	$19,400,000	$17,850,134
Copa Holdings SA 4.50%, 4/15/2025 (a)	6,500,000	7,635,225
GOL Equity Finance SA 3.75%, 7/15/2024 (a)	9,350,000	5,832,811
Southwest Airlines Co. 1.25%, 5/1/2025	45,600,000	59,416,800
		90,734,970
APPAREL — 0.2%
Under Armour, Inc. 1.50%, 6/1/2024 (a)	7,865,000	9,779,026
AUTO MANUFACTURERS — 10.9%
NIO, Inc. 4.50%, 2/1/2024	14,200,000	33,698,872
Tesla, Inc.:
1.25%, 3/1/2021	25,945,000	154,285,834
2.00%, 5/15/2024	34,576,000	239,043,251
2.38%, 3/15/2022 (b)	18,583,000	121,714,933
		548,742,890
BANKS — 0.3%
JPMorgan Chase Bank NA 0.13%, 1/1/2023 (a) (b)	11,048,000	13,898,384
BIOTECHNOLOGY — 3.4%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024 (b)	11,400,000	11,903,310
1.25%, 5/15/2027 (a)	10,191,000	9,941,524
Bridgebio Pharma, Inc. 2.50%, 3/15/2027 (a) (b)	8,930,000	10,073,755
Exact Sciences Corp.:
0.38%, 3/15/2027 (b)	15,225,000	17,863,949
0.38%, 3/1/2028	28,288,000	30,598,847
1.00%, 1/15/2025	290,000	448,244
Halozyme Therapeutics, Inc. 1.25%, 12/1/2024 (a)	8,200,000	10,526,586
Illumina, Inc.:
Zero Coupon, 8/15/2023 (b)	14,673,000	15,547,658
0.50%, 6/15/2021 (b)	8,460,000	10,878,883
Insmed, Inc. 1.75%, 1/15/2025	9,333,000	10,096,066
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023	6,388,000	5,142,276
Ionis Pharmaceuticals, Inc.:
0.13%, 12/15/2024 (a) (b)	3,375,000	3,108,679
1.00%, 11/15/2021	11,240,000	11,467,385
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023	7,250,000	6,565,165
Security Description	Principal Amount	Value
Livongo Health, Inc. 0.88%, 6/1/2025 (a)	$9,200,000	$18,060,520
		172,222,847
COMMERCIAL SERVICES — 2.8%
2U, Inc. 2.25%, 5/1/2025 (a) (b)	7,416,000	10,609,700
Chegg, Inc.:
Zero Coupon, 9/1/2026 (a)	18,300,000	18,291,033
0.13%, 3/15/2025	15,614,000	23,681,754
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (b)	10,161,000	9,696,947
K12, Inc. 1.13%, 9/1/2027 (a)	7,000,000	5,857,250
Macquarie Infrastructure Corp. 2.00%, 10/1/2023	7,675,000	6,982,485
Square, Inc.:
0.13%, 3/1/2025 (a)	17,700,000	26,908,425
0.50%, 5/15/2023	17,077,000	36,833,381
		138,860,975
COMPUTERS — 2.1%
CyberArk Software, Ltd. Zero Coupon, 11/15/2024 (a) (b)	11,119,000	10,857,036
Lumentum Holdings, Inc.:
0.25%, 3/15/2024 (b)	5,838,000	8,155,102
Series QIB, 0.50%, 12/15/2026 (a)	23,446,000	25,015,241
Pure Storage, Inc. 0.13%, 4/15/2023	11,458,000	11,045,512
Western Digital Corp. 1.50%, 2/1/2024 (b)	22,548,000	21,482,382
Zscaler, Inc. 0.13%, 7/1/2025 (a)	23,000,000	27,106,420
		103,661,693
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Ares Capital Corp.:
3.75%, 2/1/2022	9,375,000	9,532,219
4.63%, 3/1/2024 (b)	6,528,000	6,764,771
JPMorgan Chase Financial Co. LLC 0.25%, 5/1/2023 (a)	11,220,000	11,118,683
LendingTree, Inc. 0.50%, 7/15/2025 (a)	12,259,000	11,976,185
		39,391,858
ELECTRIC — 0.2%
NRG Energy, Inc. 2.75%, 6/1/2048	10,415,000	10,823,476

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
SunPower Corp.:
0.88%, 6/1/2021	$125,000	$121,230
4.00%, 1/15/2023	12,670,000	11,995,576
		12,116,806
ELECTRONICS — 0.7%
Fortive Corp. 0.88%, 2/15/2022 (b)	23,649,000	23,686,129
Vishay Intertechnology, Inc. 2.25%, 6/15/2025 (b)	11,070,000	10,712,439
		34,398,568
ENERGY-ALTERNATE SOURCES — 0.2%
SolarEdge Technologies, Inc. Zero Coupon, 9/15/2025 (a)	7,500,000	8,623,800
ENGINEERING & CONSTRUCTION — 0.1%
KBR, Inc. 2.50%, 11/1/2023 (b)	5,550,000	6,280,103
ENTERTAINMENT — 0.5%
Cinemark Holdings, Inc. 4.50%, 8/15/2025 (a)	8,000,000	7,925,600
Live Nation Entertainment, Inc.:
2.00%, 2/15/2025 (a)	6,696,000	6,091,820
2.50%, 3/15/2023	11,270,000	12,438,248
		26,455,668
HEALTH CARE PRODUCTS — 2.3%
Envista Holdings Corp. 2.38%, 6/1/2025 (a)	10,474,000	14,541,997
Insulet Corp.:
0.38%, 9/1/2026 (a) (b)	12,800,000	16,302,208
1.38%, 11/15/2024	8,075,000	20,657,546
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025 (a)	9,209,000	8,663,735
NuVasive, Inc.:
0.38%, 3/15/2025 (a)	8,364,000	7,356,723
1.00%, 6/1/2023 (a) (b)	9,814,000	9,397,003
2.25%, 3/15/2021	10,319,000	10,608,964
Wright Medical Group NV 2.25%, 11/15/2021	6,363,000	9,144,140
Wright Medical Group, Inc. 1.63%, 6/15/2023	16,815,000	17,615,562
		114,287,878
HEALTH CARE SERVICES — 0.7%
Invitae Corp. 2.00%, 9/1/2024 (b)	5,711,000	9,357,016
Security Description	Principal Amount	Value
Teladoc Health, Inc. 1.25%, 6/1/2027 (a)	$19,524,000	$24,360,876
		33,717,892
INSURANCE — 0.4%
AXA SA 7.25%, 5/15/2021 (a)	15,425,000	13,476,823
MGIC Investment Corp. 9.00%, 4/1/2063 (a)	5,425,000	6,973,566
		20,450,389
INTERNET — 17.0%
8x8, Inc. 0.50%, 2/1/2024	5,111,000	4,746,943
Booking Holdings, Inc.:
0.75%, 5/1/2025 (a) (b)	17,755,000	22,834,528
0.90%, 9/15/2021	16,768,000	17,838,972
Etsy, Inc.:
0.13%, 10/1/2026 (a)	2,000,000	3,148,280
0.13%, 10/1/2026	10,421,000	16,367,483
0.13%, 9/1/2027 (a) (b)	13,000,000	13,245,440
Farfetch, Ltd. 3.75%, 5/1/2027 (a) (b)	7,200,000	13,152,600
FireEye, Inc.:
0.88%, 6/1/2024	11,671,000	10,869,319
Series B, 1.63%, 6/1/2035	6,930,000	6,741,296
iQIYI, Inc.:
2.00%, 4/1/2025	27,124,000	25,707,585
3.75%, 12/1/2023	10,614,000	11,314,099
JOYY, Inc.:
0.75%, 6/15/2025 (b)	8,290,000	8,987,521
1.38%, 6/15/2026 (b)	10,785,000	11,594,954
Lyft, Inc. 1.50%, 5/15/2025 (a)	13,050,000	13,566,128
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (a)	9,253,000	13,246,410
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (a)	12,090,000	18,266,177
Match Group Financeco, Inc. 0.88%, 10/1/2022 (a)	9,374,000	23,840,426
MercadoLibre, Inc. 2.00%, 8/15/2028	16,066,000	40,638,304
Momo, Inc. 1.25%, 7/1/2025	11,572,000	9,063,538
NortonLifeLock, Inc. 2.00%, 8/15/2022 (a)	12,000,000	14,376,960
Okta, Inc.:
0.13%, 9/1/2025	18,985,000	25,067,604
0.38%, 6/15/2026 (a)	23,201,000	26,594,842
Palo Alto Networks, Inc.:
0.38%, 6/1/2025 (a)	39,750,000	42,072,592
0.75%, 7/1/2023	30,921,000	34,905,480
Pinduoduo, Inc. Zero Coupon, 10/1/2024 (b)	18,365,000	33,222,836

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Proofpoint, Inc. 0.25%, 8/15/2024 (b)	$17,589,000	$17,567,893
Shopify, Inc. 0.13%, 11/1/2025	18,000,000	20,080,620
Snap, Inc.:
0.25%, 5/1/2025 (a)	19,090,000	26,483,175
0.75%, 8/1/2026	23,850,000	33,065,163
Twitter, Inc.:
0.25%, 6/15/2024	21,650,000	24,064,624
1.00%, 9/15/2021 (b)	16,830,000	16,723,803
Wayfair, Inc.:
0.63%, 10/1/2025 (a)	31,000,000	31,715,790
1.00%, 8/15/2026	17,350,000	35,936,708
Wayfair, Inc. 1.13%, 11/1/2024	10,474,000	26,944,156
Weibo Corp. 1.25%, 11/15/2022 (b)	17,994,000	17,148,462
Wix.com, Ltd.:
Zero Coupon, 7/1/2023 (b)	7,938,000	14,896,768
Zero Coupon, 8/15/2025 (a)	10,900,000	10,891,716
Zendesk, Inc. 0.63%, 6/15/2025 (a)	23,250,000	27,585,427
Zillow Group, Inc.:
0.75%, 9/1/2024 (a)	15,825,000	37,480,879
1.38%, 9/1/2026	7,641,000	18,234,712
1.50%, 7/1/2023	4,830,000	6,883,136
2.00%, 12/1/2021	6,920,000	13,343,767
2.75%, 5/15/2025	8,200,000	14,168,944
		854,626,060
IRON/STEEL — 0.0% (c)
United States Steel Corp. 5.00%, 11/1/2026 (a)	3,136,000	2,496,538
IT SERVICES — 0.3%
Insight Enterprises, Inc. 0.75%, 2/15/2025	5,399,000	5,655,237
Parsons Corp. 0.25%, 8/15/2025 (a) (b)	7,250,000	7,287,700
		12,942,937
LEISURE TIME — 1.9%
Carnival Corp. 5.75%, 4/1/2023 (a)	20,550,000	35,051,313
NCL Corp., Ltd.:
5.38%, 8/1/2025 (a)	9,350,000	10,964,184
6.00%, 5/15/2024 (a)	14,700,000	21,253,701
Royal Caribbean Cruises, Ltd. 4.25%, 6/15/2023 (a)	22,500,000	25,991,550
		93,260,748
LODGING — 0.9%
Caesars Holdings, Inc. 5.00%, 10/1/2024 (b)	12,631,020	24,787,619
Huazhu Group, Ltd.:
0.38%, 11/1/2022 (b)	10,440,000	11,782,480
Security Description	Principal Amount	Value
3.00%, 5/1/2026 (a)	$7,900,000	$9,756,658
		46,326,757
MACHINERY-DIVERSIFIED — 0.3%
Middleby Corp. 1.00%, 9/1/2025 (a)	16,700,000	16,472,379
MEDIA — 3.5%
DISH Network Corp.:
2.38%, 3/15/2024	18,972,000	17,194,513
3.38%, 8/15/2026	58,843,000	53,960,208
Liberty Broadband Corp. 2.75%, 9/30/2050 (a) (b)	7,647,000	8,206,225
Liberty Interactive LLC:
1.75%, 9/30/2046 (a) (b)	6,857,000	12,607,006
3.75%, 2/15/2030	9,050,000	6,691,570
4.00%, 11/15/2029 (b)	10,407,000	7,877,371
Liberty Latin America, Ltd. 2.00%, 7/15/2024	8,969,000	7,337,180
Liberty Media Corp.:
1.38%, 10/15/2023 (b)	21,052,000	23,059,729
2.13%, 3/31/2048 (a)	6,508,000	6,424,177
2.25%, 12/1/2048 (a)	8,498,000	9,120,563
2.75%, 12/1/2049 (a) (b)	12,740,000	12,439,846
Liberty Media Corp.-Liberty Formula One 1.00%, 1/30/2023	8,550,000	10,165,608
		175,083,996
OIL & GAS — 0.8%
EQT Corp. 1.75%, 5/1/2026 (a) (b)	9,199,000	10,478,581
Nabors Industries, Inc. 0.75%, 1/15/2024	5,800,000	1,551,500
Pioneer Natural Resources Co. 0.25%, 5/15/2025 (a) (b)	25,187,000	27,800,403
Transocean, Inc. 0.50%, 1/30/2023	15,825,000	2,904,362
		42,734,846
PHARMACEUTICALS — 3.4%
Aphria, Inc. 5.25%, 6/1/2024 (a)	3,375,000	2,588,929
DexCom, Inc.:
0.25%, 11/15/2025 (a) (b)	22,345,000	23,656,428
0.75%, 12/1/2023	16,390,000	41,391,142
Herbalife Nutrition, Ltd. 2.63%, 3/15/2024	8,950,000	8,995,287
Jazz Investments I, Ltd.:
1.50%, 8/15/2024 (b)	8,703,000	8,821,187
2.00%, 6/15/2026 (a)	20,000,000	23,453,600
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024	9,537,000	13,149,902
Pacira BioSciences, Inc. 0.75%, 8/1/2025 (a)	8,000,000	8,744,000

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024	$10,420,000	$21,574,923
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023 (b)	6,450,000	5,950,963
Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 2/1/2026 (b)	8,437,000	8,285,471
Tilray, Inc. 5.00%, 10/1/2023	7,697,000	3,308,863
		169,920,695
PIPELINES — 0.2%
Cheniere Energy, Inc. 4.25%, 3/15/2045 (b)	11,606,000	8,334,733
REAL ESTATE INVESTMENT TRUSTS — 0.5%
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022 (b)	8,850,000	8,514,054
Extra Space Storage L.P. 3.13%, 10/1/2035 (a) (b)	10,456,000	12,287,786
VEREIT, Inc. 3.75%, 12/15/2020 (b)	6,340,000	6,362,000
		27,163,840
RETAIL — 1.6%
American Eagle Outfitters, Inc. 3.75%, 4/15/2025 (a) (b)	8,600,000	16,048,632
Burlington Stores, Inc. 2.25%, 4/15/2025 (a)	15,850,000	18,852,149
Dick's Sporting Goods, Inc. 3.25%, 4/15/2025 (a)	11,800,000	21,516,946
National Vision Holdings, Inc. 2.50%, 5/15/2025 (a)	7,650,000	10,899,720
RH Zero Coupon, 9/15/2024 (a)	5,634,000	10,716,769
		78,034,216
SEMICONDUCTORS — 3.4%
Cree, Inc.:
0.88%, 9/1/2023 (b)	5,022,000	6,194,185
1.75%, 5/1/2026 (a)	11,660,000	17,810,534
Inphi Corp. 0.75%, 4/15/2025 (a)	8,700,000	10,485,240
Microchip Technology, Inc.:
1.63%, 2/15/2025	5,821,000	13,019,656
1.63%, 2/15/2027	19,995,000	30,786,702
2.25%, 2/15/2037	14,035,000	21,076,781
ON Semiconductor Corp.:
1.00%, 12/1/2020	13,510,000	16,182,683
1.63%, 10/15/2023 (b)	9,635,000	12,716,658
Silicon Laboratories, Inc. 0.63%, 6/15/2025 (a)	9,732,000	10,437,375
Security Description	Principal Amount	Value
Synaptics, Inc. 0.50%, 6/15/2022	$10,083,000	$12,489,308
Teradyne, Inc. 1.25%, 12/15/2023	7,968,000	20,356,726
		171,555,848
SOFTWARE — 16.4%
Akamai Technologies, Inc.:
0.13%, 5/1/2025	21,671,000	27,893,611
0.38%, 9/1/2027	21,545,000	24,891,154
Alteryx, Inc.:
0.50%, 8/1/2024 (b)	7,625,000	7,581,766
1.00%, 8/1/2026	7,743,000	7,766,152
Atlassian, Inc. 0.63%, 5/1/2023	18,700,000	42,120,254
Avaya Holdings Corp. 2.25%, 6/15/2023 (b)	6,433,000	6,066,641
Bandwidth, Inc. 0.25%, 3/1/2026 (a) (b)	7,124,000	14,199,414
Bilibili, Inc.:
1.25%, 6/15/2027 (a)	16,100,000	19,254,473
1.38%, 4/1/2026	9,025,000	15,551,970
Blackline, Inc. 0.13%, 8/1/2024	9,675,000	13,321,507
Cloudflare, Inc. 0.75%, 5/15/2025 (a) (b)	11,616,000	15,614,343
Coupa Software, Inc.:
0.13%, 6/15/2025 (b)	14,177,000	25,773,928
0.38%, 6/15/2026 (a)	27,450,000	32,347,903
Datadog, Inc. 0.13%, 6/15/2025 (a)	13,100,000	17,367,456
DocuSign, Inc. 0.50%, 9/15/2023	10,906,000	32,989,668
Envestnet, Inc. 0.75%, 8/15/2025 (a) (b)	10,500,000	10,554,810
Everbridge, Inc. 0.13%, 12/15/2024 (a)	9,267,000	12,235,869
Five9, Inc. 0.50%, 6/1/2025 (a)	13,500,000	16,312,590
Guidewire Software, Inc. 1.25%, 3/15/2025	8,255,000	9,419,863
HubSpot, Inc. 0.38%, 6/1/2025 (a)	9,150,000	11,572,188
j2 Global, Inc.:
1.75%, 11/1/2026 (a) (b)	12,150,000	10,797,341
3.25%, 6/15/2029 (b)	5,079,000	5,764,106
Medallia, Inc. 0.13%, 9/15/2025 (a)	11,000,000	11,067,100
MongoDB, Inc. 0.25%, 1/15/2026 (a)	21,421,000	28,045,658
New Relic, Inc. 0.50%, 5/1/2023	7,975,000	7,610,543
Nuance Communications, Inc.:
1.00%, 12/15/2035	14,794,000	21,530,744
1.25%, 4/1/2025 (b)	1,615,000	2,860,375

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Nutanix, Inc. Zero Coupon, 1/15/2023	$11,755,000	$11,056,635
Omnicell, Inc. 0.25%, 9/15/2025 (a)	11,000,000	11,314,600
Pegasystems, Inc. 0.75%, 3/1/2025 (a)	11,805,000	13,368,926
Pluralsight, Inc. 0.38%, 3/1/2024	10,109,000	8,989,226
RingCentral, Inc.:
Zero Coupon, 3/1/2025 (a)	18,512,000	19,736,384
Zero Coupon, 3/15/2026 (a)	12,000,000	11,869,920
SailPoint Technologies Holding, Inc. 0.13%, 9/15/2024 (a)	7,442,000	11,297,403
Sea, Ltd.:
1.00%, 12/1/2024 (a)	22,597,000	69,570,514
2.38%, 12/1/2025 (a)	20,800,000	38,892,464
Slack Technologies, Inc. 0.50%, 4/15/2025 (a)	17,450,000	20,283,182
Splunk, Inc.:
0.50%, 9/15/2023	14,323,000	19,908,111
1.13%, 9/15/2025	13,552,000	19,549,844
1.13%, 6/15/2027 (a)	26,600,000	28,629,580
Twilio, Inc. 0.25%, 6/1/2023	10,659,000	37,004,744
Verint Systems, Inc. 1.50%, 6/1/2021 (b)	7,075,000	7,186,644
Workday, Inc. 0.25%, 10/1/2022	21,501,000	33,196,469
Zynga, Inc. 0.25%, 6/1/2024	11,975,000	15,151,249
		827,517,322
TELECOMMUNICATIONS — 0.9%
GCI Liberty, Inc. 1.75%, 9/30/2046 (a)	9,050,000	15,519,573
Infinera Corp. 2.13%, 9/1/2024	7,431,000	6,854,206
InterDigital, Inc. 2.00%, 6/1/2024 (b)	7,728,000	7,958,913
Nice, Ltd. Zero Coupon, 9/15/2025 (a)	8,000,000	8,067,920
Viavi Solutions, Inc. 1.00%, 3/1/2024 (b)	8,035,000	9,103,093
		47,503,705
TRANSPORTATION — 0.1%
Golar LNG, Ltd. 2.75%, 2/15/2022	7,885,000	6,039,279
TOTAL CORPORATE BONDS & NOTES (Cost $3,019,088,054)		3,964,461,122

Security Description	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 20.6%
AGRICULTURE — 0.3%
Bunge, Ltd. 4.88%, 12/31/2049	132,450	$13,013,213
AUTO PARTS & EQUIPMENT — 0.5%
Aptiv PLC Series A, 5.50%, 6/15/2023	221,500	25,122,530
BANKS — 3.8%
Bank of America Corp. Series L, 7.25%, 12/31/2049	59,273	88,198,224
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	74,919	100,545,044
		188,743,268
CHEMICALS — 0.3%
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021	299,250	13,256,775
DIVERSIFIED FINANCIAL SERVICES — 0.9%
2020 Mandatory Exchangeable Trust 6.50%, 5/16/2023 (a)	14,000	18,814,740
AMG Capital Trust II 5.15%, 10/15/2037	176,188	8,166,314
KKR & Co., Inc. Series C, 6.00%, 9/15/2023 (b)	400,000	20,800,000
		47,781,054
ELECTRIC — 6.3%
American Electric Power Co., Inc.:
6.13%, 3/15/2022 (b)	300,400	14,572,404
6.13%, 8/15/2023	301,000	14,755,020
CenterPoint Energy, Inc.:
4.57%, 9/15/2029 (d)	241,171	14,449,278
Series B, 7.00%, 9/1/2021	323,000	11,770,120
Dominion Energy, Inc. Series A, 7.25%, 6/1/2022	290,500	29,561,280
DTE Energy Co. 6.25%, 11/1/2022	509,000	22,986,440
NextEra Energy, Inc.:
4.87%, 9/1/2022	564,150	30,554,364
5.28%, 3/1/2023	957,300	44,686,764
6.22%, 9/1/2023	750,000	35,812,500
PG&E Corp. 5.50%, 8/16/2023	260,000	25,503,400

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Sempra Energy:
Series A, 6.00%, 1/15/2021	356,400	$35,087,580
Series B, 6.75%, 7/15/2021	87,000	8,526,870
Southern Co. Series 2019, 6.75%, 8/1/2022	615,500	28,645,370
		316,911,390
ELECTRONICS — 0.7%
Fortive Corp. Series A, 5.00%, 7/1/2021	28,160	26,367,334
II-VI, Inc. Series A, 6.00%, 7/1/2023 (b)	41,000	7,710,870
		34,078,204
ENVIRONMENTAL CONTROL — 0.3%
GFL Environmental, Inc. 6.00%, 3/15/2023	253,500	13,514,085
HAND & MACHINE TOOLS — 0.8%
Colfax Corp. 5.75%, 1/15/2022	80,700	10,830,747
Stanley Black & Decker, Inc.:
5.25%, 11/15/2022	140,500	14,176,450
Series C, 5.00%, 12/31/2049 (d)	14,000	16,676,002
		41,683,199
HEALTH CARE PRODUCTS — 2.7%
Avantor, Inc. Series A, 6.25%, 5/15/2022 (b)	384,500	27,968,530
Boston Scientific Corp. Series A, 5.50%, 6/1/2023	183,000	20,472,210
Danaher Corp.:
Series A, 4.75%, 4/15/2022	32,800	48,407,880
Series B, 5.00%, 4/15/2023 (b)	30,850	39,412,726
		136,261,346
IRON/STEEL — 0.6%
ArcelorMittal SA 5.50%, 5/18/2023	940,000	31,443,000
PHARMACEUTICALS — 0.7%
Becton Dickinson and Co. Series B, 6.00%, 6/1/2023 (b)	554,000	29,168,100
Elanco Animal Health, Inc. 5.00%, 2/1/2023	182,700	8,104,572
		37,272,672
Security Description	Shares	Value
SEMICONDUCTORS — 1.8%
Broadcom, Inc. Series A, 8.00%, 9/30/2022 (b)	72,750	$90,701,062
TELECOMMUNICATIONS — 0.8%
2020 Cash Mandatory Exchangeable Trust 5.25%, 6/1/2023 (a)	38,000	41,328,800
WATER — 0.1%
Essential Utilities, Inc. 6.00%, 4/30/2022	122,800	6,569,800
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $973,211,288)		1,037,680,398
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e) (f)	2,183,880	2,184,317
State Street Navigator Securities Lending Portfolio II (g) (h)	242,100,904	242,100,904
TOTAL SHORT-TERM INVESTMENTS (Cost $244,285,221)		244,285,221
TOTAL INVESTMENTS — 104.2% (Cost $4,236,584,563)		5,246,426,741
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(213,036,769)
NET ASSETS — 100.0%		$5,033,389,972
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 32.0% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2020. Maturity date shown is the final maturity.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$3,964,461,122	$—	$3,964,461,122
Convertible Preferred Stocks	1,023,231,120	14,449,278	—	1,037,680,398
Short-Term Investments	244,285,221	—	—	244,285,221
TOTAL INVESTMENTS	$1,267,516,341	$3,978,910,400	$—	$5,246,426,741
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
NextEra Energy, Inc.	—	$—	$36,202,575	$—	$—	$(390,075)	750,000	$35,812,500	$—
NextEra Energy, Inc.	956,300	40,594,935	3,876,430	3,866,110	393,060	3,688,449	957,300	44,686,764	658,753
NextEra Energy, Inc.	574,150	27,869,241	5,283,840	5,868,120	554,370	2,715,033	564,150	30,554,364	391,678
State Street Institutional Liquid Reserves Fund, Premier Class	25,651,670	25,661,930	119,704,501	143,180,470	(1,644)	—	2,183,880	2,184,317	5,332
State Street Navigator Securities Lending Portfolio II	233,003,345	233,003,345	453,211,221	444,113,662	—	—	242,100,904	242,100,904	208,451
Total		$327,129,451	$618,278,567	$597,028,362	$945,786	$6,013,407		$355,338,849	$1,264,214
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.8%
BRAZIL — 5.5%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 10/1/2021	BRL	18,200,000	$3,140,465
Series LTN, Zero Coupon, 1/1/2022	BRL	26,735,000	4,567,568
Series LTN, Zero Coupon, 4/1/2022	BRL	7,400,000	1,247,284
Series LTN, Zero Coupon, 7/1/2022	BRL	23,000,000	3,817,741
Series LTN, Zero Coupon, 10/1/2022	BRL	10,000,000	1,624,191
Series LTN, Zero Coupon, 7/1/2023	BRL	25,400,000	3,911,442
Series LTN, Zero Coupon, 1/1/2024	BRL	56,100,000	8,265,600
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2023	BRL	43,310,000	8,534,634
Series NTNF, 10.00%, 1/1/2025	BRL	28,850,000	5,792,006
Series NTNF, 10.00%, 1/1/2027	BRL	19,575,000	3,948,598
Series NTNF, 10.00%, 1/1/2029	BRL	11,890,000	2,435,258
Series NTNF, 10.00%, 1/1/2031	BRL	800,000	164,340
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	68,255
10.25%, 1/10/2028	BRL	1,000,000	208,848
12.50%, 1/5/2022	BRL	350,000	69,575
			47,795,805
CHILE — 2.6%
Bonos de la Tesoreria de la Republica en pesos:
2.50%, 3/1/2025	CLP	685,000,000	913,738
4.00%, 3/1/2023 (a)	CLP	1,820,000,000	2,497,375
4.50%, 3/1/2026	CLP	2,275,000,000	3,315,394
4.70%, 9/1/2030 (a)	CLP	3,390,000,000	5,053,989
5.00%, 3/1/2035	CLP	3,160,000,000	4,796,625
5.10%, 7/15/2050	CLP	950,000,000	1,511,823
Series 10YR, 6.00%, 1/1/2022	CLP	65,000,000	88,032
Series 30YR, 6.00%, 1/1/2043	CLP	2,580,000,000	4,488,729
			22,665,705
CHINA — 11.6%
China Development Bank:
Series 1903, 3.30%, 2/1/2024	CNY	21,000,000	3,068,813
Security Description		Principal Amount	Value
Series 1908, 3.42%, 7/2/2024	CNY	11,300,000	$1,656,031
Series 1518, 3.74%, 9/10/2025	CNY	2,000,000	295,744
Series 1605, 3.80%, 1/25/2036	CNY	6,500,000	932,720
Series 1516, 3.94%, 7/10/2022	CNY	3,000,000	446,037
Series 1213, 4.21%, 3/22/2022	CNY	10,000,000	1,490,129
Series 1510, 4.21%, 4/13/2025	CNY	9,000,000	1,355,282
Series 1708, 4.30%, 8/21/2024	CNY	10,000,000	1,510,950
Series 1712, 4.44%, 11/9/2022	CNY	1,000,000	150,440
Series 1804, 4.69%, 3/23/2023	CNY	11,000,000	1,668,041
Series 1805, 4.88%, 2/9/2028	CNY	3,000,000	473,416
Series 1421, 5.10%, 8/7/2021	CNY	10,000,000	1,494,462
China Government Bond:
Series INBK, 1.99%, 4/9/2025	CNY	33,000,000	4,638,005
Series INBK, 2.20%, 2/13/2022	CNY	20,000,000	2,916,030
Series INBK, 2.24%, 3/5/2023	CNY	30,000,000	4,349,393
Series INBK, 2.36%, 7/2/2023	CNY	24,500,000	3,546,827
Series INBK, 2.64%, 8/13/2022	CNY	13,000,000	1,903,306
Series INBK, 2.68%, 5/21/2030	CNY	19,000,000	2,681,610
Series 1903, 2.69%, 3/7/2022	CNY	25,000,000	3,668,814
Series 1909, 2.74%, 7/11/2021	CNY	7,000,000	1,028,950
Series 1911, 2.75%, 8/8/2022	CNY	23,000,000	3,375,130
Series INBK, 2.85%, 6/4/2027	CNY	24,000,000	3,446,604
Series SPC4, 2.86%, 7/16/2030	CNY	10,000,000	1,423,727
Series 1610, 2.90%, 5/5/2026	CNY	10,000,000	1,450,856
Series 1913, 2.94%, 10/17/2024	CNY	27,000,000	3,966,701
Series 1916, 3.12%, 12/5/2026	CNY	26,000,000	3,822,072
Series 1915, 3.13%, 11/21/2029	CNY	17,000,000	2,482,331
Series 1904, 3.19%, 4/11/2024	CNY	27,000,000	4,007,224
Series 1828, 3.22%, 12/6/2025	CNY	7,790,000	1,157,639

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 1907, 3.25%, 6/6/2026	CNY	25,800,000	$3,827,814
Series 1827, 3.25%, 11/22/2028	CNY	10,000,000	1,475,678
Series 1823, 3.29%, 10/18/2023	CNY	20,000,000	2,975,258
Series 1906, 3.29%, 5/23/2029	CNY	18,600,000	2,748,779
Series INBK, 3.39%, 3/16/2050	CNY	27,000,000	3,631,755
Series 1626, 3.48%, 11/21/2066	CNY	6,700,000	896,318
Series 1710, 3.52%, 5/4/2027	CNY	5,000,000	755,197
Series 1608, 3.52%, 4/25/2046	CNY	6,000,000	839,703
Series 1819, 3.54%, 8/16/2028	CNY	10,000,000	1,513,979
Series INBK, 3.73%, 5/25/2070	CNY	9,000,000	1,245,393
Series 1521, 3.74%, 9/22/2035	CNY	17,800,000	2,660,670
Series 1525, 3.74%, 10/20/2045	CNY	3,000,000	431,967
Series INBK, 3.81%, 9/14/2050	CNY	10,000,000	1,457,889
Series 1910, 3.86%, 7/22/2049	CNY	11,500,000	1,687,008
Series 1817, 3.97%, 7/23/2048	CNY	10,000,000	1,500,931
Series 1908, 4.00%, 6/24/2069	CNY	9,000,000	1,321,122
Series 1715, 4.05%, 7/24/2047	CNY	15,000,000	2,280,157
Series 1824, 4.08%, 10/22/2048	CNY	5,300,000	810,186
Series 1508, 4.09%, 4/27/2035	CNY	1,000,000	156,754
Series 1806, 4.22%, 3/19/2048	CNY	8,000,000	1,250,262
Series 1722, 4.28%, 10/23/2047	CNY	3,250,000	514,168
Series 1116, 4.50%, 6/23/2041	CNY	14,000,000	2,276,570
Series 1319, 4.76%, 9/16/2043	CNY	2,000,000	337,956
			101,002,798
COLOMBIA — 4.0%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	1,610,000,000	422,435
9.85%, 6/28/2027	COP	115,000,000	38,296
Colombian TES:
Series B, 5.75%, 11/3/2027	COP	5,900,000,000	1,601,391
Series B, 6.00%, 4/28/2028	COP	16,715,000,000	4,581,490
Security Description		Principal Amount	Value
Series B, 6.25%, 11/26/2025	COP	25,595,000,000	$7,277,969
Series B, 7.00%, 5/4/2022	COP	12,854,000,000	3,567,088
Series B, 7.00%, 6/30/2032	COP	14,964,000,000	4,200,815
Series B, 7.25%, 10/18/2034	COP	7,825,000,000	2,219,724
Series B, 7.25%, 10/26/2050	COP	2,600,000,000	704,056
Series B, 7.50%, 8/26/2026	COP	18,102,000,000	5,411,381
Series B, 7.75%, 9/18/2030	COP	13,200,000,000	3,951,695
Series B, 10.00%, 7/24/2024	COP	2,750,000,000	876,535
			34,852,875
CZECH REPUBLIC — 4.3%
Czech Republic Government Bond:
Series 100, 0.25%, 2/10/2027	CZK	70,100,000	2,953,964
Series 97, 0.45%, 10/25/2023	CZK	57,340,000	2,496,280
Series 94, 0.95%, 5/15/2030	CZK	91,970,000	4,016,537
Series 95, 1.00%, 6/26/2026	CZK	53,470,000	2,366,920
Series 121, 1.20%, 3/13/2031	CZK	20,000,000	888,198
Series 120, 1.25%, 2/14/2025	CZK	45,000,000	2,013,059
Series 125, 1.50%, 4/24/2040	CZK	8,000,000	352,952
Series 103, 2.00%, 10/13/2033	CZK	28,850,000	1,396,150
Series 89, 2.40%, 9/17/2025	CZK	110,820,000	5,243,504
Series 78, 2.50%, 8/25/2028	CZK	84,240,000	4,133,944
Series 105, 2.75%, 7/23/2029	CZK	53,450,000	2,700,006
Series 61, 3.85%, 9/29/2021	CZK	39,070,000	1,754,387
Series 49, 4.20%, 12/4/2036	CZK	38,830,000	2,467,786
Series 52, 4.70%, 9/12/2022	CZK	17,200,000	811,593
Series 53, 4.85%, 11/26/2057	CZK	12,300,000	920,094
Series 58, 5.70%, 5/25/2024	CZK	54,750,000	2,838,195
			37,353,569

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
HUNGARY — 3.5%
Hungary Government Bond:
Series 25/C, 1.00%, 11/26/2025	HUF	812,000,000	$2,539,714
Series 22/C, 1.50%, 8/24/2022	HUF	40,000,000	130,166
Series 23/C, 1.50%, 8/23/2023	HUF	470,000,000	1,521,896
Series 22/B, 1.75%, 10/26/2022	HUF	1,038,500,000	3,394,014
Series 21/B, 2.50%, 10/27/2021	HUF	264,900,000	870,642
Series 24/C, 2.50%, 10/24/2024	HUF	902,600,000	3,036,892
Series 26/D, 2.75%, 12/22/2026	HUF	761,000,000	2,580,067
Series 24/B, 3.00%, 6/26/2024	HUF	500,330,000	1,704,845
Series 27/A, 3.00%, 10/27/2027	HUF	1,113,880,000	3,851,765
Series 30/A, 3.00%, 8/21/2030	HUF	755,000,000	2,606,393
Series 38/A, 3.00%, 10/27/2038	HUF	100,000,000	326,246
Series 31/A, 3.25%, 10/22/2031	HUF	515,000,000	1,788,518
Series 25/B, 5.50%, 6/24/2025	HUF	639,220,000	2,436,389
Series 23/A, 6.00%, 11/24/2023	HUF	334,340,000	1,230,357
Series 28/A, 6.75%, 10/22/2028	HUF	217,000,000	947,583
Series 22/A, 7.00%, 6/24/2022	HUF	422,790,000	1,510,664
			30,476,151
INDONESIA — 6.2%
Indonesia Treasury Bond:
Series FR86, 5.50%, 4/15/2026	IDR	29,400,000,000	1,933,906
Series FR63, 5.63%, 5/15/2023	IDR	21,555,000,000	1,470,897
Series FR64, 6.13%, 5/15/2028	IDR	41,000,000,000	2,650,672
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	98,618
Series FR81, 6.50%, 6/15/2025	IDR	70,000,000,000	4,852,487
Series FR87, 6.50%, 2/15/2031	IDR	29,200,000,000	1,904,160
Series FR61, 7.00%, 5/15/2022	IDR	20,633,000,000	1,443,062
Series FR59, 7.00%, 5/15/2027	IDR	50,000,000,000	3,461,021
Series FR82, 7.00%, 9/15/2030	IDR	62,100,000,000	4,186,742
Security Description		Principal Amount	Value
Series FR76, 7.38%, 5/15/2048	IDR	7,700,000,000	$511,005
Series FR74, 7.50%, 8/15/2032	IDR	26,300,000,000	1,793,808
Series FR80, 7.50%, 6/15/2035	IDR	23,600,000,000	1,596,331
Series FR75, 7.50%, 5/15/2038	IDR	16,910,000,000	1,126,765
Series FR83, 7.50%, 4/15/2040	IDR	43,000,000,000	2,907,124
Series FR85, 7.75%, 4/15/2031	IDR	3,000,000,000	212,263
Series FR77, 8.13%, 5/15/2024	IDR	71,600,000,000	5,196,774
Series FR78, 8.25%, 5/15/2029	IDR	26,400,000,000	1,931,742
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	266,457
Series FR72, 8.25%, 5/15/2036	IDR	33,090,000,000	2,348,990
Series FR70, 8.38%, 3/15/2024	IDR	56,100,000,000	4,099,296
Series FR68, 8.38%, 3/15/2034	IDR	44,400,000,000	3,201,395
Series FR79, 8.38%, 4/15/2039	IDR	21,000,000,000	1,501,895
Series FR73, 8.75%, 5/15/2031	IDR	9,050,000,000	678,446
Series FR67, 8.75%, 2/15/2044	IDR	7,050,000,000	524,770
Series FR71, 9.00%, 3/15/2029	IDR	6,000,000,000	454,153
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	78,757
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	100,907
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.63%, 10/15/2024	IDR	10,000,000,000	702,823
Series PBS, 8.75%, 8/15/2023	IDR	3,800,000,000	279,126
Series PBS, 8.88%, 11/15/2031	IDR	34,200,000,000	2,584,536
			54,098,928
ISRAEL — 4.5%
Israel Government Bond:
Series 0425, 0.50%, 4/30/2025	ILS	2,300,000	675,668
Series 0722, 0.75%, 7/31/2022	ILS	2,800,000	824,704
Series 0330, 1.00%, 3/31/2030	ILS	3,400,000	1,019,621
Series 1122, 1.25%, 11/30/2022	ILS	7,760,000	2,323,908
Series 1123, 1.50%, 11/30/2023	ILS	9,335,000	2,840,330

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 0825, 1.75%, 8/31/2025	ILS	3,780,000	$1,181,935
Series 0327, 2.00%, 3/31/2027	ILS	14,850,000	4,772,501
Series 0928, 2.25%, 9/28/2028	ILS	10,595,000	3,500,964
Series 0324, 3.75%, 3/31/2024	ILS	12,000,000	3,937,184
Series 0347, 3.75%, 3/31/2047	ILS	8,775,000	3,669,124
Series 0323, 4.25%, 3/31/2023	ILS	9,350,000	3,012,446
Series 0122, 5.50%, 1/31/2022	ILS	6,495,000	2,035,744
Series 0142, 5.50%, 1/31/2042	ILS	9,010,000	4,582,271
Series 1026, 6.25%, 10/30/2026	ILS	8,125,000	3,207,706
Israel Government Bond - Fixed:
Series 0723, 0.15%, 7/31/2023	ILS	1,200,000	348,934
Series 0537, 1.50%, 5/31/2037	ILS	4,000,000	1,193,983
			39,127,023
MALAYSIA — 5.8%
Malaysia Government Bond:
Series 0313, 3.48%, 3/15/2023	MYR	1,860,000	463,288
Series 0313, 3.48%, 3/15/2023	MYR	11,400,000	2,839,507
Series 0319, 3.48%, 6/14/2024	MYR	2,800,000	704,714
Series 0307, 3.50%, 5/31/2027	MYR	4,600,000	1,179,196
Series 0218, 3.76%, 4/20/2023	MYR	5,600,000	1,405,433
Series 0519, 3.76%, 5/22/2040	MYR	4,950,000	1,261,401
Series 0116, 3.80%, 8/17/2023	MYR	4,131,000	1,041,564
Series 0419, 3.83%, 7/5/2034	MYR	3,200,000	834,249
Series 0413, 3.84%, 4/15/2033	MYR	6,360,000	1,639,993
Series 0117, 3.88%, 3/10/2022	MYR	800,000	198,159
Series 0118, 3.88%, 3/14/2025	MYR	2,800,000	719,514
Series 0212, 3.89%, 3/15/2027	MYR	600,000	156,624
Series 0219, 3.89%, 8/15/2029	MYR	10,550,000	2,779,940
Series 0316, 3.90%, 11/30/2026	MYR	3,315,000	864,920
Security Description		Principal Amount	Value
Series 0417, 3.90%, 11/16/2027	MYR	2,930,000	$767,091
Series 0119, 3.91%, 7/15/2026	MYR	2,240,000	582,334
Series 0115, 3.96%, 9/15/2025	MYR	7,362,000	1,910,789
Series 0217, 4.06%, 9/30/2024	MYR	915,000	235,674
Series 0412, 4.13%, 4/15/2032	MYR	800,000	212,156
Series 0114, 4.18%, 7/15/2024	MYR	3,797,000	978,758
Series 0415, 4.25%, 5/31/2035	MYR	1,650,000	437,882
Series 0318, 4.64%, 11/7/2033	MYR	4,180,000	1,158,889
Series 0216, 4.74%, 3/15/2046	MYR	4,425,000	1,211,423
Series 0317, 4.76%, 4/7/2037	MYR	5,535,000	1,549,820
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	45,570
Series 0418, 4.89%, 6/8/2038	MYR	4,000,000	1,136,814
Series 0518, 4.92%, 7/6/2048	MYR	3,000,000	837,960
Series 0713, 4.94%, 9/30/2043	MYR	300,000	82,992
Malaysia Government Investment Issue:
Series 0220, 3.47%, 10/15/2030	MYR	3,000,000	773,096
Series 0419, 3.66%, 10/15/2024	MYR	7,500,000	1,900,699
Series 0418, 3.73%, 3/31/2022	MYR	1,630,000	403,066
Series 0319, 3.73%, 3/31/2026	MYR	3,600,000	927,892
Series 0317, 3.95%, 4/14/2022	MYR	2,120,000	526,267
Series 0217, 4.05%, 8/15/2024	MYR	3,400,000	875,508
Series 0316, 4.07%, 9/30/2026	MYR	4,425,000	1,161,104
Series 0318, 4.09%, 11/30/2023	MYR	4,570,000	1,167,824
Series 0619, 4.12%, 11/30/2034	MYR	3,500,000	927,793
Series 0118, 4.13%, 8/15/2025	MYR	3,350,000	874,733
Series 0119, 4.13%, 7/9/2029	MYR	6,000,000	1,594,195
Series 0115, 4.19%, 7/15/2022	MYR	4,020,000	1,006,317
Series 0117, 4.26%, 7/26/2027	MYR	5,920,000	1,587,838

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 0218, 4.37%, 10/31/2028	MYR	6,980,000	$1,885,823
Series 0116, 4.39%, 7/7/2023	MYR	2,390,000	611,734
Series 0813, 4.44%, 5/22/2024	MYR	2,300,000	598,301
Series 0219, 4.47%, 9/15/2039	MYR	4,200,000	1,131,806
Series 0513, 4.58%, 8/30/2033	MYR	7,400,000	2,046,495
Series 0519, 4.64%, 11/15/2049	MYR	3,500,000	918,843
Series 0617, 4.72%, 6/15/2033	MYR	4,200,000	1,176,652
Series 0517, 4.76%, 8/4/2037	MYR	3,300,000	923,405
Series 0615, 4.79%, 10/31/2035	MYR	810,000	227,967
Series 0417, 4.90%, 5/8/2047	MYR	1,500,000	412,852
			50,896,864
MEXICO — 4.5%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	46,640,000	2,162,882
Series M, 6.50%, 6/9/2022	MXN	85,278,000	3,989,948
Series M, 6.75%, 3/9/2023	MXN	31,000,000	1,476,743
Series M, 7.25%, 12/9/2021	MXN	32,840,000	1,537,083
Series M 20, 7.50%, 6/3/2027	MXN	74,430,000	3,747,537
Series M, 7.75%, 5/29/2031	MXN	43,028,000	2,197,404
Series M, 7.75%, 11/23/2034	MXN	20,000,000	1,015,485
Series M, 7.75%, 11/13/2042	MXN	30,980,000	1,519,365
Series M, 8.00%, 12/7/2023	MXN	50,680,000	2,518,326
Series M, 8.00%, 9/5/2024	MXN	51,200,000	2,577,447
Series M, 8.00%, 11/7/2047	MXN	37,420,000	1,873,089
Series M 20, 8.50%, 5/31/2029	MXN	69,485,000	3,721,657
Series M 30, 8.50%, 11/18/2038	MXN	80,240,000	4,260,154
Series M 20, 10.00%, 12/5/2024	MXN	106,695,000	5,743,838
Series M 30, 10.00%, 11/20/2036	MXN	10,000,000	603,862
			38,944,820
Security Description		Principal Amount	Value
PERU — 3.0%
Peru Government Bond:
5.35%, 8/12/2040	PEN	3,900,000	$1,073,697
5.40%, 8/12/2034	PEN	3,850,000	1,119,259
5.70%, 8/12/2024	PEN	900,000	294,532
5.94%, 2/12/2029	PEN	11,125,000	3,628,309
6.15%, 8/12/2032	PEN	14,457,000	4,611,324
6.71%, 2/12/2055	PEN	1,000,000	321,215
6.90%, 8/12/2037	PEN	11,075,000	3,669,404
6.95%, 8/12/2031	PEN	8,670,000	2,950,405
8.20%, 8/12/2026	PEN	2,700,000	996,984
Peruvian Government International Bond:
Series REGS, 5.70%, 8/12/2024	PEN	1,400,000	458,162
Series REGS, 6.35%, 8/12/2028	PEN	7,810,000	2,621,390
Series REGS, 6.71%, 2/12/2055	PEN	475,000	152,577
Series REGS, 6.85%, 2/12/2042	PEN	5,125,000	1,646,906
Series REGS, 8.20%, 8/12/2026	PEN	6,935,000	2,560,772
			26,104,936
PHILIPPINES — 4.4%
Philippine Government Bond:
Series 0325, 2.38%, 9/10/2023	PHP	46,000,000	950,268
Series R513, 2.63%, 8/12/2025	PHP	30,000,000	615,257
Series 1065, 2.88%, 7/9/2030	PHP	15,000,000	307,477
Series 7-57, 3.50%, 3/20/2021	PHP	45,450,000	945,457
Series 7-58, 3.50%, 4/21/2023	PHP	3,500,000	74,319
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	464,600
Series 2020, 3.63%, 3/21/2033	PHP	43,150,000	891,891
Series 5-74, 4.00%, 1/26/2022	PHP	173,800,000	3,676,504
Series 1059, 4.13%, 8/20/2024	PHP	13,700,000	295,231
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,487,087
Series R511, 4.63%, 12/4/2022	PHP	41,850,000	908,147
Series 2511, 4.63%, 9/9/2040	PHP	68,100,000	1,506,967
Series 3-24, 4.75%, 7/4/2022	PHP	27,000,000	582,260
Series 1061, 4.75%, 5/4/2027	PHP	158,450,000	3,503,404

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	$1,166,837
Series 5-75, 5.50%, 3/8/2023	PHP	32,000,000	709,847
Series 7-61, 5.75%, 4/12/2025	PHP	89,500,000	2,077,782
Series R251, 6.13%, 10/24/2037	PHP	67,000,000	1,738,891
Series 7-62, 6.25%, 2/14/2026	PHP	105,000,000	2,528,129
Series 1063, 6.25%, 3/22/2028	PHP	97,700,000	2,442,785
Series 1054, 6.38%, 1/19/2022	PHP	4,700,000	102,439
Series 2023, 6.75%, 1/24/2039	PHP	57,000,000	1,610,883
Series 1064, 6.88%, 1/10/2029	PHP	97,000,000	2,577,572
Series 2017, 8.00%, 7/19/2031	PHP	191,737,338	5,770,149
Series 25-8, 8.13%, 12/16/2035	PHP	13,300,000	407,117
Philippine Government International Bond:
3.90%, 11/26/2022	PHP	31,000,000	651,461
6.25%, 1/14/2036	PHP	20,000,000	536,417
			38,529,178
POLAND — 4.5%
Poland Government Bond:
Series 0722, 0.01%, 7/25/2022	PLN	13,600,000	3,512,985
Series 0425, 0.75%, 4/25/2025	PLN	20,000,000	5,215,863
Series 1030, 1.25%, 10/25/2030	PLN	9,000,000	2,312,396
Series 0422, 2.25%, 4/25/2022	PLN	8,900,000	2,381,101
Series 0123, 2.50%, 1/25/2023	PLN	13,080,000	3,571,900
Series 0424, 2.50%, 4/25/2024	PLN	16,000,000	4,461,280
Series 0726, 2.50%, 7/25/2026	PLN	2,900,000	821,843
Series 0727, 2.50%, 7/25/2027	PLN	12,600,000	3,580,524
Series 0428, 2.75%, 4/25/2028	PLN	26,700,000	7,721,996
Series 1029, 2.75%, 10/25/2029	PLN	340,000	99,107
Series 0725, 3.25%, 7/25/2025	PLN	5,700,000	1,659,196
Series 1021, 5.75%, 10/25/2021	PLN	6,220,000	1,706,854
Security Description		Principal Amount	Value
Series 0922, 5.75%, 9/23/2022	PLN	6,500,000	$1,869,094
			38,914,139
ROMANIA — 3.2%
Romania Government Bond:
Series 7Y, 3.25%, 4/29/2024	RON	1,300,000	313,252
Series 5Y, 3.40%, 3/8/2022	RON	11,410,000	2,757,298
Series 5Y, 3.65%, 7/28/2025	RON	4,400,000	1,074,362
Series 15Y, 3.65%, 9/24/2031	RON	6,750,000	1,603,864
Series 3Y, 4.00%, 10/27/2021	RON	7,360,000	1,792,951
Series 3Y, 4.00%, 8/8/2022	RON	2,750,000	672,124
Series 3Y, 4.00%, 10/25/2023	RON	3,550,000	873,818
Series 8Y, 4.15%, 1/26/2028	RON	1,800,000	451,994
Series 5Y, 4.25%, 6/28/2023	RON	10,590,000	2,618,607
Series 4.3Y, 4.40%, 9/25/2023	RON	5,400,000	1,342,992
Series 5Y, 4.50%, 6/17/2024	RON	14,200,000	3,564,007
Series 10Y, 4.75%, 2/24/2025	RON	18,125,000	4,616,633
Series 7Y, 4.85%, 4/22/2026	RON	6,175,000	1,596,610
Series 10Y, 5.00%, 2/12/2029	RON	10,825,000	2,882,960
Series 15YR, 5.80%, 7/26/2027	RON	1,640,000	450,034
Series 10Y, 5.85%, 4/26/2023	RON	4,000,000	1,024,974
			27,636,480
RUSSIA — 4.5%
Russian Federal Bond - OFZ:
Series 6234, 4.50%, 7/16/2025	RUB	50,000,000	622,406
Series 5084, 5.30%, 10/4/2023	RUB	68,000,000	885,914
Series 6232, 6.00%, 10/6/2027	RUB	143,400,000	1,862,470
Series 6233, 6.10%, 7/18/2035	RUB	40,000,000	503,971
Series 6223, 6.50%, 2/28/2024	RUB	30,000,000	403,022
Series 6224, 6.90%, 5/23/2029	RUB	65,000,000	881,590
Series 5083, 7.00%, 12/15/2021	RUB	65,630,000	871,571

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 6211, 7.00%, 1/25/2023	RUB	35,900,000	$485,058
Series 6215, 7.00%, 8/16/2023	RUB	172,000,000	2,339,428
Series 6212, 7.05%, 1/19/2028	RUB	43,115,000	591,277
Series 6222, 7.10%, 10/16/2024	RUB	179,241,000	2,473,786
Series 6229, 7.15%, 11/12/2025	RUB	362,500,000	5,031,101
Series 6225, 7.25%, 5/10/2034	RUB	174,270,000	2,425,391
Series 6220, 7.40%, 12/7/2022	RUB	40,951,000	557,790
Series 6227, 7.40%, 7/17/2024	RUB	324,500,000	4,503,661
Series 6209, 7.60%, 7/20/2022	RUB	124,630,000	1,688,003
Series 6228, 7.65%, 4/10/2030	RUB	165,000,000	2,351,744
Series 6221, 7.70%, 3/23/2033	RUB	221,060,000	3,183,127
Series 6230, 7.70%, 3/16/2039	RUB	32,500,000	477,022
Series 6219, 7.75%, 9/16/2026	RUB	122,790,000	1,746,881
Series 6226, 7.95%, 10/7/2026	RUB	144,400,000	2,080,201
Series 6207, 8.15%, 2/3/2027	RUB	77,000,000	1,119,855
Series 6218, 8.50%, 9/17/2031	RUB	163,892,000	2,487,296
			39,572,565
SOUTH AFRICA — 4.6%
South Africa Government Bond:
Series R209, 6.25%, 3/31/2036	ZAR	25,761,000	1,005,002
Series R214, 6.50%, 2/28/2041	ZAR	14,330,000	534,774
Series R214, 6.50%, 2/28/2041	ZAR	8,400,000	313,475
Series R213, 7.00%, 2/28/2031	ZAR	23,352,000	1,138,311
Series R213, 7.00%, 2/28/2031	ZAR	15,500,000	755,559
Series 2023, 7.75%, 2/28/2023	ZAR	42,580,000	2,734,514
Series 2030, 8.00%, 1/31/2030	ZAR	87,855,000	4,806,667
Series 2032, 8.25%, 3/31/2032	ZAR	79,370,000	4,080,264
Series 2037, 8.50%, 1/31/2037	ZAR	81,847,000	3,846,645
Series 2044, 8.75%, 1/31/2044	ZAR	60,626,000	2,803,753
Security Description		Principal Amount	Value
Series 2048, 8.75%, 2/28/2048	ZAR	35,180,000	$1,620,853
Series 2048, 8.75%, 2/28/2048	ZAR	57,000,000	2,626,169
Series 2035, 8.88%, 2/28/2035	ZAR	63,230,000	3,172,922
Series 2040, 9.00%, 1/31/2040	ZAR	45,290,000	2,173,441
Series R186, 10.50%, 12/21/2026	ZAR	121,505,000	8,429,812
			40,042,161
SOUTH KOREA — 12.4%
Korea Treasury Bond:
Series 2306, 1.00%, 6/10/2023	KRW	3,450,000,000	2,961,389
Series 3909, 1.13%, 9/10/2039	KRW	4,100,000,000	3,246,626
Series 2212, 1.25%, 12/10/2022	KRW	5,509,000,000	4,754,898
Series 2109, 1.38%, 9/10/2021	KRW	2,962,800,000	2,550,955
Series 2409, 1.38%, 9/10/2024	KRW	2,000,000,000	1,733,612
Series 2912, 1.38%, 12/10/2029	KRW	5,400,000,000	4,587,655
Series 3006, 1.38%, 6/10/2030	KRW	5,680,000,000	4,829,977
Series 2503, 1.50%, 3/10/2025	KRW	3,840,000,000	3,341,717
Series 2612, 1.50%, 12/10/2026	KRW	4,344,000,000	3,770,506
Series 3609, 1.50%, 9/10/2036	KRW	5,363,000,000	4,568,257
Series 5003, 1.50%, 3/10/2050	KRW	5,980,000,000	4,988,070
Series 2206, 1.63%, 6/10/2022	KRW	1,900,000,000	1,647,188
Series 2203, 1.88%, 3/10/2022	KRW	1,000,000,000	868,916
Series 2403, 1.88%, 3/10/2024	KRW	2,650,000,000	2,335,634
Series 2606, 1.88%, 6/10/2026	KRW	2,209,000,000	1,955,925
Series 2906, 1.88%, 6/10/2029	KRW	3,620,000,000	3,209,376
Series 2209, 2.00%, 9/10/2022	KRW	200,000	175
Series 4603, 2.00%, 3/10/2046	KRW	1,370,000,000	1,266,356
Series 4903, 2.00%, 3/10/2049	KRW	5,635,000,000	5,250,039
Series 2706, 2.13%, 6/10/2027	KRW	6,062,000,000	5,474,230
Series 4703, 2.13%, 3/10/2047	KRW	5,812,000,000	5,519,923

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 2309, 2.25%, 9/10/2023	KRW	3,890,000,000	$3,455,343
Series 2506, 2.25%, 6/10/2025	KRW	30,000,000	26,959
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	3,378,261
Series 2303, 2.38%, 3/10/2023	KRW	3,918,000,000	3,472,719
Series 2712, 2.38%, 12/10/2027	KRW	5,600,000,000	5,139,240
Series 2812, 2.38%, 12/10/2028	KRW	1,839,000,000	1,692,625
Series 3809, 2.38%, 9/10/2038	KRW	2,609,000,000	2,508,728
Series 2806, 2.63%, 6/10/2028	KRW	5,735,000,000	5,362,708
Series 3509, 2.63%, 9/10/2035	KRW	870,000,000	853,126
Series 4803, 2.63%, 3/10/2048	KRW	6,754,000,000	7,074,250
Series 2303, 3.00%, 3/10/2023	KRW	2,580,000,000	2,319,586
Series 4212, 3.00%, 12/10/2042	KRW	265,000,000	285,885
Series 2403, 3.50%, 3/10/2024	KRW	2,640,000,000	2,449,941
Series 2206, 3.75%, 6/10/2022	KRW	580,000,000	520,361
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	425,546
			107,826,702
SUPRANATIONAL — 0.1%
International Bank for Reconstruction & Development Series GDIF, 4.00%, 5/30/2023	PEN	3,500,000	1,043,646
THAILAND — 5.7%
Thailand Government Bond:
1.45%, 12/17/2024	THB	115,180,000	3,731,829
1.60%, 12/17/2029	THB	48,400,000	1,560,174
1.60%, 6/17/2035	THB	27,000,000	856,167
1.88%, 6/17/2022	THB	47,380,000	1,528,198
2.00%, 12/17/2022	THB	36,602,000	1,190,130
2.13%, 12/17/2026	THB	96,880,000	3,259,394
2.40%, 12/17/2023	THB	112,400,000	3,737,014
2.88%, 12/17/2028	THB	87,510,000	3,111,863
2.88%, 6/17/2046	THB	56,715,000	2,065,652
3.30%, 6/17/2038	THB	96,000,000	3,666,627
3.40%, 6/17/2036	THB	63,460,000	2,466,605
3.58%, 12/17/2027	THB	4,650,000	171,516
3.60%, 6/17/2067	THB	30,200,000	1,250,533
3.63%, 6/16/2023	THB	9,000	306
3.65%, 12/17/2021	THB	84,611,000	2,769,613
Security Description		Principal Amount	Value
3.65%, 6/20/2031	THB	19,575,000	$751,163
3.78%, 6/25/2032	THB	98,120,000	3,859,442
3.80%, 6/14/2041	THB	12,750,000	518,540
3.85%, 12/12/2025	THB	18,882,000	684,557
4.00%, 6/17/2066	THB	54,280,000	2,428,531
4.68%, 6/29/2044	THB	64,500,000	3,016,905
4.75%, 12/20/2024	THB	14,000,000	513,485
4.85%, 6/17/2061	THB	48,195,000	2,446,923
4.88%, 6/22/2029	THB	22,564,000	917,788
4.88%, 6/22/2029	THB	55,720,000	2,266,404
5.67%, 3/13/2028	THB	10,000,000	416,872
			49,186,231
TURKEY — 2.9%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	2,225,000	254,149
8.00%, 3/12/2025	TRY	8,130,000	887,487
8.50%, 9/14/2022	TRY	22,050,000	2,657,454
8.80%, 9/27/2023	TRY	2,300,000	267,194
9.00%, 5/4/2022	TRY	5,000,000	614,374
9.00%, 7/24/2024	TRY	22,650,000	2,613,637
9.20%, 9/22/2021	TRY	23,960,000	3,022,932
10.40%, 3/20/2024	TRY	1,760,000	212,914
10.50%, 8/11/2027	TRY	12,580,000	1,464,699
10.60%, 2/11/2026	TRY	18,104,000	2,154,860
10.70%, 8/17/2022	TRY	11,190,000	1,400,175
11.00%, 3/2/2022	TRY	22,200,000	2,806,643
11.00%, 2/24/2027	TRY	13,298,000	1,584,561
12.20%, 1/18/2023	TRY	28,470,000	3,654,761
12.40%, 3/8/2028	TRY	8,050,000	1,023,994
16.20%, 6/14/2023	TRY	5,850,000	810,965
			25,430,799
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $875,088,120)			851,501,375
	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (b) (c) (Cost $2,598,361)	2,598,361	2,598,361
TOTAL INVESTMENTS — 98.1% (Cost $877,686,481)		854,099,736
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%		16,640,400
NET ASSETS — 100.0%		$870,740,136

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2020.
At September 30, 2020, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital	USD1,173,351	8,000,000	10/15/2020	$5,346
Goldman Sachs Capital Markets L.P.	CNH8,000,000	1,170,417	10/15/2020	(8,280)
Societe Generale	USD200,642	3,000,000,000	10/06/2020	777
Societe Generale	USD408,329	1,500,000,000	10/06/2020	(19,246)
Societe Generale	USD672,495	10,000,000,000	10/06/2020	(1,097)
Societe Generale	COP1,500,000,000	388,098	10/06/2020	(984)
Societe Generale	IDR13,000,000,000	871,022	10/06/2020	(1,796)
Societe Generale	USD387,467	1,500,000,000	11/05/2020	1,056
Standard Chartered Bank	USD202,394	750,000,000	10/06/2020	(7,853)
Standard Chartered Bank	USD673,147	2,500,000,000	10/06/2020	(24,676)
Standard Chartered Bank	COP1,000,000,000	258,696	10/06/2020	(692)
Standard Chartered Bank	COP2,250,000,000	581,245	10/06/2020	(2,378)
Standard Chartered Bank	USD580,211	2,250,000,000	11/05/2020	2,573
Total				$(57,250)
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$851,501,375	$—	$851,501,375
Short-Term Investment	2,598,361	—	—	2,598,361
TOTAL INVESTMENTS	$2,598,361	$851,501,375	$—	$854,099,736
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	9,752	—	9,752
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$9,752	$—	$9,752
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,598,361	$851,511,127	$—	$854,109,488
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(67,002)	—	(67,002)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(67,002)	$—	$(67,002)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,199,472	$5,199,472	$208,533,723	$211,134,834	$—	$—	2,598,361	$2,598,361	$33,035
State Street Navigator Securities Lending Portfolio II	—	—	24,401,966	24,401,966	—	—	—	—	955
Total		$5,199,472	$232,935,689	$235,536,800	$—	$—		$2,598,361	$33,990
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.5%
Lamar Media Corp.:
3.75%, 2/15/2028 (a) (b)	$7,439,000	$7,423,229
4.00%, 2/15/2030 (a)	5,428,000	5,437,173
5.75%, 2/1/2026	9,489,000	9,828,327
MDC Partners, Inc. 6.50%, 5/1/2024 (a)	11,184,000	10,286,148
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.63%, 3/15/2030 (a) (b)	6,246,000	6,022,456
5.00%, 8/15/2027 (a)	8,388,000	8,195,328
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a) (b)	13,656,000	13,761,424
		60,954,085
AEROSPACE & DEFENSE — 2.3%
Bombardier, Inc.:
7.50%, 12/1/2024 (a)	12,876,000	9,891,086
7.88%, 4/15/2027 (a)	25,799,000	19,111,383
8.75%, 12/1/2021 (a) (b)	13,340,000	13,517,689
F-Brasile SpA/F-Brasile US LLC Series XR, 7.38%, 8/15/2026 (a)	6,152,000	5,102,715
Howmet Aerospace, Inc. 6.88%, 5/1/2025	16,524,000	18,246,462
Moog, Inc. 4.25%, 12/15/2027 (a) (b)	6,272,000	6,413,308
Rolls-Royce PLC 3.63%, 10/14/2025 (a) (b)	12,338,000	11,405,000
Signature Aviation US Holdings, Inc.:
4.00%, 3/1/2028 (a)	8,695,000	8,071,655
5.38%, 5/1/2026 (a) (b)	6,798,000	6,860,270
Spirit AeroSystems, Inc.:
4.60%, 6/15/2028 (b)	9,207,000	7,551,581
5.50%, 1/15/2025 (a) (c)	5,895,000	5,944,636
7.50%, 4/15/2025 (a) (b)	15,726,000	15,940,503
SSL Robotics LLC 9.75%, 12/31/2023 (a)	11,031,000	12,149,874
TransDigm, Inc.:
5.50%, 11/15/2027 (b)	34,625,000	33,265,276
6.25%, 3/15/2026 (a)	56,058,000	58,536,885
6.38%, 6/15/2026 (b)	12,033,000	12,086,908
7.50%, 3/15/2027 (b)	7,031,000	7,302,678
8.00%, 12/15/2025 (a)	14,311,000	15,559,921
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	7,240,000	6,174,127
Security Description	Principal Amount	Value
8.88%, 6/1/2024 (a)	$8,785,000	$9,354,532
		282,486,489
AGRICULTURE — 0.4%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	6,440,000	6,776,941
JBS Investments II GmbH:
5.75%, 1/15/2028 (a) (b)	9,512,000	9,963,820
7.00%, 1/15/2026 (a) (b)	13,302,000	14,171,552
Vector Group, Ltd.:
6.13%, 2/1/2025 (a)	11,127,000	11,131,784
10.50%, 11/1/2026 (a)	7,364,000	7,502,443
		49,546,540
AIRLINES — 0.9%
American Airlines Group, Inc.:
3.75%, 3/1/2025 (a) (b)	6,314,000	3,199,178
5.00%, 6/1/2022 (a) (b)	10,154,000	6,909,086
American Airlines, Inc. 11.75%, 7/15/2025 (a) (b)	32,434,000	31,308,216
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (b)	11,655,000	10,383,323
3.63%, 3/15/2022	12,769,000	12,548,862
3.75%, 10/28/2029	7,871,000	6,704,754
3.80%, 4/19/2023	6,346,000	6,140,136
4.38%, 4/19/2028 (b)	6,284,000	5,583,962
7.38%, 1/15/2026 (b)	16,505,000	17,288,657
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	9,320,000	9,897,654
		109,963,828
APPAREL — 0.4%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	11,714,000	12,194,743
4.88%, 5/15/2026 (a) (b)	11,462,000	12,224,108
5.38%, 5/15/2025 (a)	8,759,000	9,243,548
Under Armour, Inc. 3.25%, 6/15/2026 (b)	7,877,000	7,424,151
William Carter Co.:
5.50%, 5/15/2025 (a) (b)	6,681,000	7,030,951
5.63%, 3/15/2027 (a) (b)	6,557,000	6,913,570
		55,031,071
AUTO MANUFACTURERS — 2.7%
Allison Transmission, Inc.:
5.00%, 10/1/2024 (a)	13,479,000	13,607,455
5.88%, 6/1/2029 (a) (b)	6,133,000	6,631,920
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	8,888,000	8,846,138
Ford Motor Co.:
4.35%, 12/8/2026 (b)	10,594,000	10,465,813
8.50%, 4/21/2023	25,830,000	28,158,058
9.00%, 4/22/2025	25,541,000	29,269,220

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
9.63%, 4/22/2030 (b)	$6,963,000	$8,994,177
Ford Motor Credit Co. LLC:
2.98%, 8/3/2022	6,310,000	6,221,660
3.09%, 1/9/2023	10,661,000	10,440,531
3.10%, 5/4/2023	7,325,000	7,159,308
3.34%, 3/28/2022	5,863,000	5,833,685
3.35%, 11/1/2022	9,054,000	8,952,142
3.37%, 11/17/2023 (b)	7,615,000	7,498,338
3.81%, 10/12/2021 (b)	8,457,000	8,495,648
3.81%, 1/9/2024	5,541,000	5,487,806
3.82%, 11/2/2027	5,341,000	5,081,000
4.06%, 11/1/2024 (b)	10,660,000	10,644,010
4.13%, 8/17/2027	8,976,000	8,727,903
4.14%, 2/15/2023 (b)	6,737,000	6,803,629
4.27%, 1/9/2027	6,700,000	6,566,402
4.54%, 8/1/2026	5,231,000	5,215,307
4.69%, 6/9/2025	4,562,000	4,616,698
5.11%, 5/3/2029 (b)	10,619,000	10,893,395
5.13%, 6/16/2025	13,024,000	13,427,093
5.58%, 3/18/2024	10,948,000	11,394,350
5.60%, 1/7/2022	9,971,000	10,220,275
Series GMTN, 4.39%, 1/8/2026	8,616,000	8,529,840
Series MTN, 3.55%, 10/7/2022 (b)	4,242,000	4,206,155
Jaguar Land Rover Automotive PLC 4.50%, 10/1/2027 (a)	7,001,000	5,829,523
Navistar International Corp.:
6.63%, 11/1/2025 (a)	13,390,000	13,666,503
9.50%, 5/1/2025 (a)	8,116,000	9,133,422
PM General Purchaser LLC 9.50%, 10/1/2028 (a) (c)	7,610,000	7,912,802
Tesla, Inc. 5.30%, 8/15/2025 (a)	22,864,000	23,742,206
		332,672,412
AUTO PARTS & EQUIPMENT — 1.2%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	11,446,060	10,901,228
Adient US LLC:
7.00%, 5/15/2026 (a)	10,127,000	10,850,574
9.00%, 4/15/2025 (a)	8,015,000	8,876,452
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025 (b)	9,322,000	9,222,907
Clarios Global L.P. 6.75%, 5/15/2025 (a)	6,828,000	7,192,410
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a) (b)	13,098,000	13,735,218
8.50%, 5/15/2027 (a) (b)	25,219,000	26,093,595
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	9,913,000	11,357,820
Security Description	Principal Amount	Value
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	$9,050,000	$8,563,020
5.00%, 5/31/2026 (b)	11,729,000	11,380,531
5.13%, 11/15/2023 (b)	12,898,000	12,846,279
9.50%, 5/31/2025	10,694,000	11,629,939
IHO Verwaltungs GmbH PIK 4.75%, 9/15/2026 (a)	6,070,000	6,177,803
Tenneco, Inc. 5.00%, 7/15/2026 (b)	6,526,000	4,648,339
		153,476,115
BANKS — 1.0%
CIT Group, Inc.:
4.75%, 2/16/2024	6,398,000	6,591,923
5.25%, 3/7/2025 (b)	5,832,000	6,170,839
SOFR + 3.83%, 3.93%, 6/19/2024 (b) (d)	5,997,000	6,045,816
Deutsche Bank AG:
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (d)	12,941,000	12,367,455
SOFR + 5.44%, 5.88%, 7/8/2031 (d)	6,725,000	6,972,682
Freedom Mortgage Corp. 8.25%, 4/15/2025 (a)	8,861,000	9,049,562
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (a)	19,109,000	20,862,060
UniCredit SpA:
5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (d)	13,145,000	13,982,336
5 Year USD ICE Swap + 4.75%, 5.46%, 6/30/2035 (a) (d)	19,565,000	19,923,822
5 Year USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (d)	15,658,000	18,179,408
		120,145,903
BEVERAGES — 0.1%
Cott Holdings, Inc. 5.50%, 4/1/2025 (a) (b)	10,204,000	10,458,998
BUILDING MATERIALS — 1.0%
Builders FirstSource, Inc.:
5.00%, 3/1/2030 (a)	6,763,000	6,998,285
6.75%, 6/1/2027 (a)	10,393,000	11,130,591
Cornerstone Building Brands, Inc.:
6.13%, 1/15/2029 (a) (b)	4,639,000	4,708,585
8.00%, 4/15/2026 (a) (b)	8,071,000	8,475,115
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 7/15/2025 (a)	6,386,000	6,747,192
Griffon Corp. 5.75%, 3/1/2028 (b)	13,075,500	13,667,558

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Masonite International Corp. 5.38%, 2/1/2028 (a)	$6,252,000	$6,668,508
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	14,007,000	13,832,753
4.38%, 7/15/2030 (a)	14,088,000	14,449,498
4.75%, 1/15/2028 (a) (b)	13,102,000	13,610,751
5.00%, 2/15/2027 (a) (b)	11,127,000	11,578,979
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (a)	9,195,000	9,569,972
US Concrete, Inc. 6.38%, 6/1/2024 (b)	7,961,000	8,228,251
		129,666,038
CHEMICALS — 1.9%
Avient Corp. 5.75%, 5/15/2025 (a)	8,363,000	8,857,671
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a) (b)	6,761,000	6,894,868
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a)	6,277,000	6,464,055
Blue Cube Spinco LLC:
9.75%, 10/15/2023	10,052,000	10,307,622
10.00%, 10/15/2025	2,470,000	2,610,592
Chemours Co.:
5.38%, 5/15/2027 (b)	6,645,000	6,597,821
6.63%, 5/15/2023 (b)	11,762,000	11,915,612
Consolidated Energy Finance SA 6.88%, 6/15/2025 (a) (b)	6,891,000	6,296,307
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	8,556,000	7,914,300
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	10,527,000	10,337,935
Eurochem Finance DAC Series REGS, 5.50%, 3/13/2024	8,769,000	9,562,594
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	6,320,000	6,387,624
Methanex Corp.:
5.13%, 10/15/2027 (b)	8,808,000	8,815,311
5.25%, 12/15/2029 (b)	9,052,000	8,956,863
Nouryon Holding B.V. 8.00%, 10/1/2026 (a) (b)	8,043,000	8,537,725
OCI NV:
5.25%, 11/1/2024 (a)	7,884,000	8,126,591
6.63%, 4/15/2023 (a)	8,355,000	8,636,647
Olin Corp.:
5.00%, 2/1/2030 (b)	6,947,000	6,560,747
5.13%, 9/15/2027 (b)	6,246,000	6,185,226
5.63%, 8/1/2029	9,268,000	9,104,698
9.50%, 6/1/2025 (a)	7,904,000	9,207,607
Security Description	Principal Amount	Value
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	$6,859,000	$6,589,578
SPCM SA 4.88%, 9/15/2025 (a)	5,824,000	6,027,432
TPC Group, Inc. 10.50%, 8/1/2024 (a)	12,176,000	10,219,804
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a) (b)	6,883,000	6,822,154
Tronox, Inc.:
6.50%, 5/1/2025 (a) (b)	6,734,000	7,022,552
6.50%, 4/15/2026 (a) (b)	8,266,000	8,278,812
Valvoline, Inc.:
4.25%, 2/15/2030 (a)	8,158,000	8,318,468
4.38%, 8/15/2025	4,813,000	4,949,834
WR Grace & Co-Conn 4.88%, 6/15/2027 (a) (b)	9,770,000	10,077,755
		236,584,805
COAL — 0.1%
Peabody Energy Corp.:
6.00%, 3/31/2022 (a)	271,000	176,277
6.38%, 3/31/2025 (a)	6,777,000	3,074,996
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a) (b)	9,030,000	8,130,251
		11,381,524
COMMERCIAL SERVICES — 4.5%
Adani Abbot Point Terminal Pty, Ltd.:
4.45%, 12/15/2022 (a) (b)	5,178,000	4,783,074
Series REGS, 4.45%, 12/15/2022	521,000	481,263
ADT Security Corp. 4.88%, 7/15/2032 (a)	9,270,000	9,462,353
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	6,933,000	6,926,414
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	24,623,000	26,181,636
9.75%, 7/15/2027 (a)	13,769,000	14,975,027
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	6,124,000	6,277,345
APTIM Corp. 7.75%, 6/15/2025 (a)	5,459,000	2,816,680
APX Group, Inc.:
6.75%, 2/15/2027 (a) (b)	7,980,000	8,271,270
7.88%, 12/1/2022	9,110,000	9,132,502
ASGN, Inc. 4.63%, 5/15/2028 (a) (b)	7,882,000	7,922,198

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Atento Luxco 1 SA 6.13%, 8/10/2022 (a)	$6,619,000	$6,431,153
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 10.50%, 5/15/2025 (a) (b)	6,488,000	7,351,034
Brink's Co. 4.63%, 10/15/2027 (a) (b)	7,588,000	7,577,073
Cimpress PLC 7.00%, 6/15/2026 (a) (b)	8,487,000	8,058,746
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	16,040,000	17,174,188
8.25%, 11/15/2026 (a)	20,060,000	21,968,308
Garda World Security Corp. 4.63%, 2/15/2027 (a)	7,237,000	7,164,485
Gartner, Inc.:
3.75%, 10/1/2030 (a)	4,118,000	4,179,070
4.50%, 7/1/2028 (a) (b)	10,963,000	11,515,645
GW B-CR Security Corp. 9.50%, 11/1/2027 (a)	8,037,000	8,625,710
Herc Holdings, Inc. 5.50%, 7/15/2027 (a) (b)	14,973,000	15,472,799
Jaguar Holding Co. II/PPD Development L.P.:
4.63%, 6/15/2025 (a) (b)	6,413,000	6,602,440
5.00%, 6/15/2028 (a)	8,796,500	9,167,800
Laureate Education, Inc. 8.25%, 5/1/2025 (a)	10,402,000	11,054,622
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a) (b)	19,317,000	19,825,810
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	6,807,000	6,900,528
Nielsen Finance LLC/Nielsen Finance Co.:
5.63%, 10/1/2028 (a)	12,810,000	13,207,110
5.88%, 10/1/2030 (a) (b)	9,445,000	9,839,329
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a) (b)	12,611,000	12,152,716
5.25%, 4/15/2024 (a)	9,756,000	10,190,922
5.75%, 4/15/2026 (a)	17,321,000	18,517,188
6.25%, 1/15/2028 (a) (b)	16,862,000	17,198,228
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	6,514,000	6,711,504
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	6,142,000	5,985,993
7.38%, 9/1/2025 (a)	9,697,000	9,782,431
9.25%, 4/15/2025 (a)	10,524,000	11,579,452
Security Description	Principal Amount	Value
Service Corp. International:
3.38%, 8/15/2030	$11,333,000	$11,348,526
4.63%, 12/15/2027 (b)	6,960,000	7,393,051
5.13%, 6/1/2029 (b)	9,487,000	10,518,901
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	9,888,000	10,115,226
Sotheby's 7.38%, 10/15/2027 (a) (b)	7,862,000	7,917,113
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	9,413,000	6,448,846
United Rentals North America, Inc.:
3.88%, 11/15/2027 (b)	9,355,000	9,665,773
3.88%, 2/15/2031	13,739,000	13,941,650
4.00%, 7/15/2030 (b)	9,333,000	9,599,924
4.63%, 10/15/2025	9,417,000	9,634,062
4.88%, 1/15/2028	21,179,000	22,276,496
5.25%, 1/15/2030	9,524,000	10,399,351
5.50%, 5/15/2027	12,458,000	13,255,312
5.88%, 9/15/2026	13,409,000	14,129,868
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	14,284,000	15,534,279
		553,642,424
COMPUTERS — 1.2%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	18,733,000	19,792,539
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	8,602,000	8,818,856
Dell International LLC/EMC Corp. 7.13%, 6/15/2024 (a)	20,593,000	21,405,394
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a)	9,592,000	10,136,346
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	10,490,000	3,199,660
NCR Corp.:
5.00%, 10/1/2028 (a)	8,718,000	8,720,528
5.75%, 9/1/2027 (a) (b)	6,728,000	7,029,280
6.13%, 9/1/2029 (a) (b)	6,370,000	6,747,932
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a) (b)	16,095,000	16,420,602
Vericast Corp. 8.38%, 8/15/2022 (a)	10,279,400	9,870,999
Western Digital Corp. 4.75%, 2/15/2026 (b)	29,197,000	31,559,621
		143,701,757
COSMETICS/PERSONAL CARE — 0.2%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	7,280,000	7,377,625

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Coty, Inc. 6.50%, 4/15/2026 (a) (b)	$7,451,000	$5,850,600
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	9,873,000	10,389,456
		23,617,681
DISTRIBUTION & WHOLESALE — 0.9%
American Builders & Contractors Supply Co., Inc.:
4.00%, 1/15/2028 (a) (b)	7,953,000	8,064,581
5.88%, 5/15/2026 (a) (b)	7,944,000	8,237,292
Core & Main L.P. 6.13%, 8/15/2025 (a)	9,861,000	9,994,025
H&E Equipment Services, Inc. 5.63%, 9/1/2025 (b)	12,573,000	13,103,581
HD Supply, Inc. 5.38%, 10/15/2026 (a)	9,538,000	9,994,489
IAA, Inc. 5.50%, 6/15/2027 (a)	6,554,000	6,813,800
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	12,127,000	12,097,653
Performance Food Group, Inc. 5.50%, 10/15/2027 (a) (b)	13,438,000	13,836,571
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	6,391,000	6,560,809
Wolverine Escrow LLC:
8.50%, 11/15/2024 (a)	8,298,000	6,826,682
9.00%, 11/15/2026 (a)	12,306,000	10,151,096
13.13%, 11/15/2027 (a)	6,553,000	4,622,027
		110,302,606
DIVERSIFIED FINANCIAL SERVICES — 3.6%
AerCap Holdings NV 5 Year USD ICE Swap + 4.54%, 5.88%, 10/10/2079 (b) (d)	9,884,000	7,582,511
AG Issuer LLC 6.25%, 3/1/2028 (a) (b)	6,924,000	6,900,181
Ally Financial, Inc. 5.75%, 11/20/2025	13,293,000	14,941,199
Altice France Holding SA 10.50%, 5/15/2027 (a)	20,257,000	22,515,453
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a) (b)	9,112,000	7,632,029
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	6,486,000	5,896,423
Genworth Mortgage Holdings, Inc. 6.50%, 8/15/2025 (a) (b)	9,635,000	10,093,915
Global Aircraft Leasing Co., Ltd. PIK 6.50%, 9/15/2024 (a)	23,844,500	13,495,510
Security Description	Principal Amount	Value
goeasy, Ltd. 5.38%, 12/1/2024 (a)	$6,518,000	$6,630,175
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024	14,464,000	14,624,261
5.25%, 5/15/2027	12,456,000	12,995,469
6.25%, 2/1/2022	15,785,000	15,923,277
6.25%, 5/15/2026 (b)	16,340,000	17,070,561
6.38%, 12/15/2025	9,970,000	10,266,508
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	11,754,000	12,149,169
Nationstar Mortgage Holdings, Inc.:
5.50%, 8/15/2028 (a)	10,997,000	10,975,336
6.00%, 1/15/2027 (a) (b)	7,627,000	7,778,701
Navient Corp.:
5.00%, 3/15/2027	8,538,000	8,013,938
6.50%, 6/15/2022	13,049,000	13,314,286
6.75%, 6/25/2025	6,713,000	6,800,940
6.75%, 6/15/2026	6,370,000	6,306,555
7.25%, 9/25/2023	7,133,000	7,356,263
NFP Corp. 6.88%, 8/15/2028 (a)	18,040,000	18,258,284
OneMain Finance Corp.:
5.38%, 11/15/2029 (b)	9,902,000	10,306,497
5.63%, 3/15/2023	11,071,000	11,511,626
6.13%, 5/15/2022	12,656,000	13,119,716
6.13%, 3/15/2024	17,393,000	18,170,293
6.88%, 3/15/2025	15,820,000	17,566,528
7.13%, 3/15/2026	20,333,000	22,705,048
8.88%, 6/1/2025 (b)	7,932,000	8,768,667
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (a) (b)	6,500,000	6,625,775
Quicken Loans LLC 5.25%, 1/15/2028 (a)	13,637,000	14,365,079
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.:
3.63%, 3/1/2029 (a)	8,435,000	8,396,115
3.88%, 3/1/2031 (a) (b)	15,830,000	15,712,700
Springleaf Finance Corp. 6.63%, 1/15/2028	10,025,000	11,117,725
Vertical US Newco, Inc. 5.25%, 7/15/2027 (a)	20,353,000	21,152,466
Voyager Aviation Holdings LLC/Voyager Finance Co. 8.50%, 8/15/2021 (a)	5,908,000	2,942,125
Wand Merger Corp. 9.13%, 7/15/2026 (a)	9,524,000	10,231,728
		450,213,032
ELECTRIC — 2.4%
AES Corp.:
5.13%, 9/1/2027	5,857,000	6,236,416

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 5/15/2026 (b)	$6,653,000	$6,990,773
Calpine Corp.:
4.50%, 2/15/2028 (a)	15,736,000	16,128,298
4.63%, 2/1/2029 (a)	8,612,000	8,612,172
5.00%, 2/1/2031 (a)	10,928,000	11,136,397
5.13%, 3/15/2028 (a) (b)	18,206,000	18,834,107
5.25%, 6/1/2026 (a)	14,934,000	15,504,479
Clearway Energy Operating LLC:
4.75%, 3/15/2028 (a)	10,797,000	11,186,448
5.75%, 10/15/2025	7,872,000	8,283,863
Drax Finco PLC 6.63%, 11/1/2025 (a)	7,312,000	7,621,809
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a) (b)	6,148,000	6,399,576
4.25%, 7/15/2024 (a)	9,303,000	9,693,819
4.25%, 9/15/2024 (a) (b)	7,062,000	7,339,184
4.50%, 9/15/2027 (a)	7,118,000	7,659,395
NRG Energy, Inc.:
5.25%, 6/15/2029 (a) (b)	9,068,000	9,897,631
5.75%, 1/15/2028 (a)	840	907
5.75%, 1/15/2028	10,210,000	11,022,308
6.63%, 1/15/2027	16,178,000	17,112,279
7.25%, 5/15/2026 (b)	13,173,000	14,011,198
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	9,260,000	9,619,103
PG&E Corp.:
5.00%, 7/1/2028	13,446,000	13,038,317
5.25%, 7/1/2030 (b)	12,328,000	11,920,190
Pike Corp. 5.50%, 9/1/2028 (a)	6,730,000	6,754,565
Talen Energy Supply LLC:
7.25%, 5/15/2027 (a)	9,801,000	9,748,369
10.50%, 1/15/2026 (a)	8,509,000	6,455,353
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	16,412,000	17,181,230
5.50%, 9/1/2026 (a) (b)	12,836,000	13,413,492
5.63%, 2/15/2027 (a)	16,528,000	17,444,808
		299,246,486
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a) (b)	9,547,000	9,657,936
4.75%, 6/15/2028 (a) (b)	9,231,000	9,548,085
7.75%, 1/15/2027 (a) (b)	8,107,000	8,856,330
Wesco Distribution, Inc. Co.:
7.13%, 6/15/2025 (a)	19,465,000	21,189,988
7.25%, 6/15/2028 (a)	16,946,000	18,561,801
		67,814,140
Security Description	Principal Amount	Value
ELECTRONICS — 0.1%
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	$10,201,000	$10,151,219
ENERGY-ALTERNATE SOURCES — 0.3%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	10,111,000	10,644,962
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	6,460,125	6,616,008
4.75%, 1/15/2030 (a) (b)	9,038,000	9,561,210
5.00%, 1/31/2028 (a)	9,275,000	10,161,040
		36,983,220
ENGINEERING & CONSTRUCTION — 0.5%
AECOM 5.13%, 3/15/2027	12,585,000	13,582,990
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	12,556,000	11,861,025
Fluor Corp. 4.25%, 9/15/2028 (b)	7,942,000	6,782,547
MasTec, Inc. 4.50%, 8/15/2028 (a) (b)	7,735,000	7,813,356
PowerTeam Services LLC 9.03%, 12/4/2025 (a)	9,802,000	10,358,852
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	6,582,000	6,028,125
		56,426,895
ENTERTAINMENT — 3.0%
AMC Entertainment Holdings, Inc.:
10.50%, 4/15/2025 (a) (b)	6,532,000	4,888,810
12.00%, 6/15/2026 (a)	5,285,000	1,421,189
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	7,781,000	8,168,727
Caesars Entertainment, Inc. 8.13%, 7/1/2027 (a)	23,149,000	24,507,152
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	13,208,000	13,608,334
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027 (b)	6,510,000	6,477,450
5.50%, 5/1/2025 (a) (b)	13,559,000	13,902,314
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a) (b)	5,874,000	5,960,876
5.50%, 4/1/2027 (a) (b)	7,712,000	8,022,639
Colt Merger Sub, Inc. 6.25%, 7/1/2025 (a)	43,892,000	45,864,068

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a) (b)	$21,791,000	$21,056,861
International Game Technology PLC:
5.25%, 1/15/2029 (a)	9,405,000	9,526,419
6.25%, 1/15/2027 (a) (b)	9,980,000	10,699,458
Lions Gate Capital Holdings LLC:
5.88%, 11/1/2024 (a)	6,729,000	6,625,643
6.38%, 2/1/2024 (a)	7,510,000	7,460,810
Live Nation Entertainment, Inc.:
4.75%, 10/15/2027 (a)	12,129,000	11,359,658
4.88%, 11/1/2024 (a)	6,707,000	6,496,870
6.50%, 5/15/2027 (a)	15,413,000	16,626,620
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a)	6,540,000	6,083,770
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	16,070,000	16,153,885
7.00%, 5/15/2028 (a) (b)	9,286,000	9,314,415
7.25%, 11/15/2029 (a) (b)	6,080,000	6,170,166
8.25%, 3/15/2026 (a) (b)	13,962,000	14,562,087
8.63%, 7/1/2025 (a) (b)	6,393,000	6,671,607
SeaWorld Parks & Entertainment, Inc. 9.50%, 8/1/2025 (a)	7,140,000	7,418,174
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a) (b)	13,089,000	12,311,383
5.50%, 4/15/2027 (a) (b)	6,887,000	6,533,835
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a) (b)	9,080,000	9,667,385
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC 7.00%, 7/15/2026 (a)	13,204,000	13,996,240
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	7,401,000	7,852,905
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a)	6,885,000	6,700,000
3.88%, 7/15/2030 (a) (b)	7,104,000	7,317,617
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a) (b)	9,760,000	9,316,701
7.75%, 4/15/2025 (a) (b)	8,063,000	8,535,572
		371,279,640
ENVIRONMENTAL CONTROL — 0.5%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a) (b)	7,105,000	7,437,159
Security Description	Principal Amount	Value
GFL Environmental, Inc.:
3.75%, 8/1/2025 (a)	$9,621,000	$9,672,569
4.25%, 6/1/2025 (a) (b)	6,589,000	6,665,960
5.13%, 12/15/2026 (a)	6,065,000	6,260,899
Harsco Corp. 5.75%, 7/31/2027 (a)	6,569,000	6,668,980
Stericycle, Inc. 5.38%, 7/15/2024 (a)	7,781,000	8,082,592
Tervita Corp. 7.63%, 12/1/2021 (a)	7,042,000	6,458,922
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	6,285,000	6,354,763
		57,601,844
FOOD — 3.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	9,977,000	9,905,864
3.50%, 2/15/2023 (a) (b)	9,728,000	9,845,709
3.50%, 3/15/2029 (a)	9,613,000	9,325,764
4.63%, 1/15/2027 (a)	16,927,000	17,314,290
4.88%, 2/15/2030 (a)	13,438,000	14,051,982
5.75%, 3/15/2025	13,410,000	13,859,101
5.88%, 2/15/2028 (a)	9,223,000	9,847,858
7.50%, 3/15/2026 (a) (b)	8,498,000	9,351,199
B&G Foods, Inc.:
5.25%, 4/1/2025 (b)	11,786,000	12,097,504
5.25%, 9/15/2027 (b)	6,620,000	6,889,037
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a)	6,278,000	6,508,151
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	6,292,000	6,629,880
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	11,232,000	10,106,554
JBS USA LUX SA/JBS USA Finance, Inc. 6.75%, 2/15/2028 (a)	11,836,000	12,894,730
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
5.50%, 1/15/2030 (a) (b)	15,795,000	17,216,234
6.50%, 4/15/2029 (a)	17,814,000	19,773,362
Kraft Heinz Foods Co.:
3.00%, 6/1/2026 (b)	24,838,000	25,615,926
3.75%, 4/1/2030 (a)	12,690,000	13,391,249
3.88%, 5/15/2027 (a) (b)	17,193,000	18,278,222
3.95%, 7/15/2025 (b)	20,242,000	22,016,819
4.25%, 3/1/2031 (a)	17,326,000	18,987,044
4.63%, 1/30/2029	14,208,000	15,805,121
5.00%, 7/15/2035 (b)	12,758,000	14,668,510
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	10,775,000	11,232,291
4.88%, 11/1/2026 (a) (b)	10,891,000	11,359,095

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 5/15/2028 (a) (b)	$5,225,000	$5,664,632
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	10,777,000	11,192,561
Post Holdings, Inc.:
4.63%, 4/15/2030 (a) (b)	20,619,000	21,208,291
5.00%, 8/15/2026 (a)	22,305,000	22,870,209
5.50%, 12/15/2029 (a) (b)	9,505,000	10,191,641
5.63%, 1/15/2028 (a) (b)	12,259,000	12,946,117
5.75%, 3/1/2027 (a)	16,239,000	17,067,027
Simmons Foods, Inc. 5.75%, 11/1/2024 (a)	6,744,000	6,768,076
TreeHouse Foods, Inc.:
4.00%, 9/1/2028	6,394,000	6,464,654
6.00%, 2/15/2024 (a) (b)	6,866,000	7,054,334
US Foods, Inc.:
5.88%, 6/15/2024 (a) (b)	7,647,000	7,704,047
6.25%, 4/15/2025 (a)	12,108,000	12,812,928
		478,916,013
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
4.75%, 6/1/2026 (b)	6,306,000	6,376,060
5.00%, 4/1/2025 (a) (b)	7,847,000	7,956,779
5.00%, 2/1/2028 (a) (b)	15,148,000	15,255,854
6.38%, 5/1/2025 (a) (b)	19,304,000	20,079,635
		49,668,328
FOREST PRODUCTS & PAPER — 0.1%
Mercer International, Inc. 7.38%, 1/15/2025	7,307,000	7,399,214
GAS — 0.3%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	8,723,000	9,364,489
5.63%, 5/20/2024	8,646,000	9,165,365
5.75%, 5/20/2027	6,718,000	7,426,480
5.88%, 8/20/2026	8,837,000	9,739,435
		35,695,769
HAND & MACHINE TOOLS — 0.1%
Colfax Corp. 6.00%, 2/15/2024 (a)	7,548,000	7,843,202
HEALTH CARE PRODUCTS — 0.6%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	20,298,000	21,042,937
Avantor, Inc. 6.00%, 10/1/2024 (a)	17,819,000	18,626,735
Hologic, Inc. 3.25%, 2/15/2029 (a) (b)	10,201,000	10,310,253
Security Description	Principal Amount	Value
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.25%, 2/1/2028 (a) (b)	$8,691,000	$9,036,380
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	6,670,000	6,894,512
4.63%, 11/15/2027	6,316,000	6,655,801
		72,566,618
HEALTH CARE SERVICES — 7.3%
Air Methods Corp. 8.00%, 5/15/2025 (a)	6,654,000	5,386,679
BCPE Cycle Merger Sub II, Inc. 10.63%, 7/15/2027 (a) (b)	6,421,000	6,834,769
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	6,024,000	6,297,670
Centene Corp.:
3.00%, 10/15/2030 (c)	20,640,000	21,079,426
3.38%, 2/15/2030 (b)	25,622,000	26,538,243
4.25%, 12/15/2027	32,079,000	33,561,371
4.63%, 12/15/2029	44,177,000	47,615,296
4.75%, 1/15/2025	15,642,000	16,076,066
4.75%, 1/15/2025	13,336,000	13,698,606
5.25%, 4/1/2025 (a)	15,489,000	16,100,816
5.38%, 6/1/2026 (a)	24,042,000	25,249,870
5.38%, 8/15/2026 (a)	10,408,000	11,038,100
Charles River Laboratories International, Inc.:
4.25%, 5/1/2028 (a)	5,627,000	5,892,538
5.50%, 4/1/2026 (a)	6,524,000	6,878,775
CHS/Community Health Systems, Inc.:
6.25%, 3/31/2023	34,137,000	33,361,066
6.63%, 2/15/2025 (a) (b)	19,052,000	18,429,381
6.88%, 4/1/2028 (a)	21,961,000	10,303,442
8.00%, 3/15/2026 (a) (b)	26,727,000	26,237,361
8.00%, 12/15/2027 (a) (b)	9,340,000	9,125,180
8.13%, 6/30/2024 (a) (b)	17,470,000	12,730,564
8.63%, 1/15/2024 (a) (b)	13,032,000	12,959,412
9.88%, 6/30/2023 (a) (b) (e)	22,217,971	17,226,037
DaVita, Inc.:
3.75%, 2/15/2031 (a)	19,169,000	18,468,181
4.63%, 6/1/2030 (a)	22,589,000	23,113,065
Encompass Health Corp.:
4.50%, 2/1/2028 (b)	9,951,000	10,006,129
4.75%, 2/1/2030	10,089,000	10,239,023
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	12,953,000	6,208,632
Global Medical Response, Inc. 6.50%, 10/1/2025 (a) (c)	7,500,000	7,460,175

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
HCA, Inc.:
3.50%, 9/1/2030	$34,119,000	$34,743,719
5.38%, 9/1/2026	12,502,000	13,809,334
5.63%, 9/1/2028	19,352,500	22,151,452
5.88%, 2/15/2026	19,075,000	21,361,520
5.88%, 2/1/2029	12,497,000	14,634,862
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	13,330,000	13,941,047
5.00%, 5/15/2027 (a)	14,744,000	15,456,135
LifePoint Health, Inc.:
4.38%, 2/15/2027 (a)	7,775,000	7,779,665
6.75%, 4/15/2025 (a)	7,922,000	8,344,243
MEDNAX, Inc.:
5.25%, 12/1/2023 (a)	9,974,000	10,091,394
6.25%, 1/15/2027 (a) (b)	12,613,000	13,090,276
Molina Healthcare, Inc.:
4.38%, 6/15/2028 (a) (b)	10,391,000	10,590,819
5.38%, 11/15/2022 (b)	8,639,000	9,035,357
Polaris Intermediate Corp. PIK 8.50%, 12/1/2022 (a) (b)	16,153,786	16,442,454
Radiology Partners, Inc. 9.25%, 2/1/2028 (a) (b)	9,226,000	9,595,132
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	18,489,000	19,679,322
Select Medical Corp. 6.25%, 8/15/2026 (a)	16,140,000	16,787,698
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (a) (b)	6,258,000	6,660,827
Tenet Healthcare Corp.:
4.63%, 7/15/2024	24,483,000	24,559,142
4.63%, 9/1/2024 (a)	8,313,000	8,363,876
4.63%, 6/15/2028 (a)	7,973,000	8,045,315
4.88%, 1/1/2026 (a)	26,940,000	27,280,252
5.13%, 5/1/2025	18,903,000	19,073,883
5.13%, 11/1/2027 (a)	19,577,000	20,112,431
6.13%, 10/1/2028 (a)	29,121,000	28,392,684
6.25%, 2/1/2027 (a)	18,821,000	19,408,215
7.50%, 4/1/2025 (a) (b)	9,095,000	9,822,782
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	10,103,000	10,314,052
		897,683,761
HOLDING COMPANIES-DIVERSIFIED — 0.0% (f)
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	6,940,000	6,522,906
Security Description	Principal Amount	Value
HOME BUILDERS — 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
4.88%, 2/15/2030 (a)	$6,607,000	$6,181,641
6.25%, 9/15/2027 (a) (b)	7,693,000	7,764,237
Century Communities, Inc. 6.75%, 6/1/2027 (b)	6,214,000	6,638,727
Lennar Corp.:
4.13%, 1/15/2022	8,318,000	8,493,260
4.50%, 4/30/2024 (b)	8,055,000	8,652,278
4.75%, 11/29/2027 (b)	11,087,000	12,659,580
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	7,278,000	7,355,001
5.25%, 12/15/2027 (a)	6,562,000	6,758,270
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	8,370,000	9,018,424
PulteGroup, Inc.:
5.00%, 1/15/2027 (b)	6,836,670	7,741,162
5.50%, 3/1/2026	9,203,000	10,494,917
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	5,944,000	6,346,884
5.88%, 6/15/2027 (a)	5,583,000	6,170,555
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a)	6,721,000	6,755,748
		111,030,684
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026 (b)	7,481,000	7,760,565
HOUSEHOLD PRODUCTS & WARES — 0.0% (f)
Prestige Brands, Inc. 6.38%, 3/1/2024 (a) (b)	5,639,000	5,806,478
HOUSEWARES — 0.5%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	7,984,000	8,432,142
Newell Brands, Inc.:
4.35%, 4/1/2023	17,359,000	18,132,344
4.70%, 4/1/2026 (b)	25,770,000	27,442,731
4.88%, 6/1/2025 (b)	6,265,000	6,757,366
		60,764,583
INSURANCE — 0.8%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	12,362,000	12,119,334
8.13%, 2/15/2024 (a)	12,693,000	13,279,417
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	12,832,000	13,453,710

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
AmWINS Group, Inc. 7.75%, 7/1/2026 (a)	$8,520,000	$9,120,745
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	6,225,000	6,336,801
HUB International, Ltd. 7.00%, 5/1/2026 (a) (b)	21,228,000	21,986,901
MGIC Investment Corp. 5.25%, 8/15/2028	8,675,000	8,965,959
Radian Group, Inc. 6.63%, 3/15/2025 (b)	6,914,000	7,328,356
USI, Inc. 6.88%, 5/1/2025 (a)	7,882,000	7,992,979
		100,584,202
INTERNET — 2.0%
ANGI Group LLC 3.88%, 8/15/2028 (a)	6,564,000	6,515,492
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a)	7,986,000	8,323,408
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a) (b)	6,236,000	6,465,610
Match Group Holdings II LLC:
4.13%, 8/1/2030 (a) (b)	6,317,000	6,394,952
4.63%, 6/1/2028 (a) (b)	5,993,000	6,168,235
5.00%, 12/15/2027 (a)	102,000	107,555
Netflix, Inc.:
3.63%, 6/15/2025 (a) (b)	6,430,000	6,720,314
4.38%, 11/15/2026 (b)	12,768,000	13,916,865
4.88%, 4/15/2028	20,060,000	22,533,599
4.88%, 6/15/2030 (a)	12,755,000	14,539,297
5.38%, 11/15/2029 (a)	11,358,000	13,373,477
5.88%, 11/15/2028 (b)	24,148,000	28,811,945
6.38%, 5/15/2029 (b)	10,076,000	12,434,993
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a) (b)	14,045,000	14,394,720
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	10,646,000	9,724,482
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	6,389,000	6,670,499
Twitter, Inc. 3.88%, 12/15/2027 (a) (b)	8,754,000	9,103,985
Uber Technologies, Inc.:
6.25%, 1/15/2028 (a) (b)	3,370,000	3,472,381
7.50%, 5/15/2025 (a) (b)	12,903,000	13,739,631
7.50%, 9/15/2027 (a) (b)	16,019,000	17,134,563
8.00%, 11/1/2026 (a)	19,412,000	20,678,633
VeriSign, Inc. 4.75%, 7/15/2027	6,729,000	7,138,527
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 1/15/2027 (a)	1,000	926
		248,364,089
Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.1%
Compass Group Diversified Holdings LLC 8.00%, 5/1/2026 (a)	$7,867,000	$8,279,860
IRON/STEEL — 0.9%
ArcelorMittal SA:
3.60%, 7/16/2024	9,200,000	9,631,940
4.25%, 7/16/2029 (b)	6,453,000	6,807,850
4.55%, 3/11/2026	9,001,000	9,753,034
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	7,973,000	8,250,460
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	12,060,000	12,239,815
Cleveland-Cliffs, Inc.:
5.88%, 6/1/2027 (b)	6,817,000	6,335,720
6.75%, 3/15/2026 (a)	11,346,000	11,546,711
9.88%, 10/17/2025 (a)	12,521,000	13,974,312
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	9,214,000	9,992,952
United States Steel Corp.:
6.25%, 3/15/2026 (b)	8,300,000	5,621,590
6.88%, 8/15/2025 (b)	9,454,000	6,941,883
12.00%, 6/1/2025 (a) (b)	14,180,000	15,098,580
		116,194,847
LEISURE TIME — 1.7%
Carnival Corp.:
9.88%, 8/1/2027 (a) (b)	11,736,000	12,424,903
10.50%, 2/1/2026 (a) (b)	9,957,000	10,919,742
11.50%, 4/1/2023 (a)	50,467,000	56,526,573
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a) (b)	7,400,000	5,184,736
10.25%, 2/1/2026 (a)	9,840,000	10,319,700
12.25%, 5/15/2024 (a)	8,957,000	10,013,209
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028 (b)	6,666,000	4,890,111
9.13%, 6/15/2023 (a)	12,714,000	13,469,339
10.88%, 6/1/2023 (a) (b)	13,884,000	15,483,992
11.50%, 6/1/2025 (a) (b)	29,954,000	34,721,479
Silversea Cruise Finance, Ltd. 7.25%, 2/1/2025 (a)	7,961,000	8,066,244
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a) (b)	10,790,000	8,388,578
13.00%, 5/15/2025 (a)	8,439,000	9,768,142
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	8,764,000	7,771,565
		207,948,313

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
LODGING — 3.0%
Boyd Gaming Corp.:
4.75%, 12/1/2027 (a)	$304,000	$297,969
4.75%, 12/1/2027 (b)	13,061,000	12,801,870
6.00%, 8/15/2026 (b)	8,884,000	9,188,188
6.38%, 4/1/2026 (b)	9,182,000	9,546,709
8.63%, 6/1/2025 (a)	7,827,000	8,580,192
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (b)	6,610,000	6,362,125
10.75%, 9/1/2024 (a) (b)	8,183,000	7,273,296
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024	12,898,000	12,912,962
4.88%, 1/15/2030 (b)	12,989,000	13,386,723
5.13%, 5/1/2026	19,747,000	20,317,688
5.38%, 5/1/2025 (a)	6,142,000	6,407,150
5.75%, 5/1/2028 (a) (b)	6,412,000	6,757,479
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 4/1/2025 (b)	11,426,000	11,548,944
4.88%, 4/1/2027 (b)	7,599,000	7,815,724
Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025 (a)	7,305,000	7,531,309
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026	9,413,000	9,613,309
Melco Resorts Finance, Ltd.:
5.38%, 12/4/2029 (a)	10,816,000	10,719,521
5.75%, 7/21/2028 (a)	11,106,000	11,333,451
Series REGS, 4.88%, 6/6/2025 (b)	12,872,000	13,056,198
Series REGS, 5.25%, 4/26/2026 (b)	6,533,000	6,606,496
Series REGS, 5.63%, 7/17/2027 (b)	8,046,000	8,336,541
MGM China Holdings, Ltd.:
5.25%, 6/18/2025 (a) (b)	6,005,000	6,112,309
5.38%, 5/15/2024 (a)	9,733,000	10,030,246
5.88%, 5/15/2026 (a) (b)	10,578,000	10,911,630
MGM Resorts International:
5.50%, 4/15/2027 (b)	8,804,000	9,187,414
5.75%, 6/15/2025 (b)	8,718,000	9,137,249
6.75%, 5/1/2025	9,519,000	9,979,910
Station Casinos LLC:
4.50%, 2/15/2028 (a)	9,057,000	8,329,542
5.00%, 10/1/2025 (a) (b)	7,105,500	6,987,193
Studio City Finance, Ltd.:
6.00%, 7/15/2025 (a)	6,703,000	6,856,700
6.50%, 1/15/2028 (a)	6,471,000	6,577,707
7.25%, 2/11/2024 (a) (b)	78,000	79,953
Series REGS, 7.25%, 2/11/2024	7,959,000	8,158,293
Security Description	Principal Amount	Value
Wyndham Destinations, Inc. 6.63%, 7/31/2026 (a) (b)	$8,658,000	$9,132,978
Wyndham Hotels & Resorts, Inc.:
4.38%, 8/15/2028 (a)	6,249,000	6,067,592
5.38%, 4/15/2026 (a)	6,164,000	6,266,261
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (a) (b)	12,130,000	11,277,625
Wynn Macau, Ltd.:
4.88%, 10/1/2024 (a)	8,381,000	8,267,521
5.13%, 12/15/2029 (a) (b)	11,586,000	11,150,714
5.50%, 1/15/2026 (a)	13,852,000	13,646,713
5.50%, 10/1/2027 (a) (b)	10,067,000	9,823,177
5.63%, 8/26/2028 (a) (b)	7,980,000	7,746,585
		376,121,156
MACHINERY, CONSTRUCTION & MINING — 0.1%
Terex Corp. 5.63%, 2/1/2025 (a) (b)	7,971,000	7,976,022
MACHINERY-DIVERSIFIED — 0.2%
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a) (b)	7,172,000	7,259,283
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	6,779,000	6,873,160
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a) (b)	8,389,000	8,302,510
		22,434,953
MEDIA — 9.0%
Altice Financing SA:
5.00%, 1/15/2028 (a)	15,635,000	15,181,741
7.50%, 5/15/2026 (a)	35,611,000	37,686,409
AMC Networks, Inc.:
4.75%, 8/1/2025 (b)	10,181,000	10,527,052
5.00%, 4/1/2024 (b)	12,965,000	13,254,379
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	5,374,000	5,434,135
4.25%, 2/1/2031 (a)	31,834,000	32,903,941
4.50%, 8/15/2030 (a) (b)	29,424,000	30,892,258
4.50%, 5/1/2032 (a)	14,646,000	15,281,636
4.75%, 3/1/2030 (a)	32,162,000	34,047,980
5.00%, 2/1/2028 (a)	26,633,000	27,951,333
5.13%, 5/1/2027 (a)	34,571,000	36,373,878
5.38%, 6/1/2029 (a)	15,909,000	17,236,924
5.50%, 5/1/2026 (a)	16,052,000	16,696,488
5.75%, 2/15/2026 (a)	26,396,000	27,443,393
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	8,938,000	5,789,411

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	$100,000	$107,507
Clear Channel Worldwide Holdings, Inc.:
5.13%, 8/15/2027 (a) (b)	16,483,000	15,806,703
9.25%, 2/15/2024	24,470,000	23,728,804
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	12,743,000	12,349,751
4.13%, 12/1/2030 (a)	14,076,000	14,322,471
4.63%, 12/1/2030 (a)	29,260,000	29,451,653
5.38%, 2/1/2028 (a)	12,715,000	13,478,409
5.50%, 5/15/2026 (a)	19,762,000	20,554,456
5.50%, 4/15/2027 (a)	16,581,000	17,448,850
5.75%, 1/15/2030 (a)	28,778,000	30,561,085
6.50%, 2/1/2029 (a)	22,192,000	24,694,814
7.50%, 4/1/2028 (a) (b)	13,340,650	14,686,988
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	6,803,000	6,293,387
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	38,262,000	27,073,426
6.63%, 8/15/2027 (a) (b)	21,875,000	11,380,687
DISH DBS Corp.:
7.38%, 7/1/2028	14,096,000	14,546,931
7.75%, 7/1/2026 (b)	25,465,000	28,006,916
GCI LLC 4.75%, 10/15/2028 (a) (c)	4,019,000	4,076,954
Gray Television, Inc.:
5.13%, 10/15/2024 (a) (b)	7,217,000	7,378,805
5.88%, 7/15/2026 (a) (b)	9,150,000	9,465,492
7.00%, 5/15/2027 (a) (b)	9,532,000	10,333,069
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	6,355,000	6,000,582
5.25%, 8/15/2027 (a) (b)	10,038,000	9,817,867
6.38%, 5/1/2026 (b)	10,421,790	10,861,798
8.38%, 5/1/2027 (b)	18,481,963	18,247,242
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	15,621,000	16,315,666
Meredith Corp. 6.88%, 2/1/2026 (b)	16,455,000	13,722,647
Nexstar Broadcasting, Inc.:
4.75%, 11/1/2028 (a) (b)	12,345,000	12,593,011
5.63%, 7/15/2027 (a) (b)	22,276,000	23,375,989
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	11,439,000	11,539,434
6.50%, 9/15/2028 (a)	12,715,000	13,090,092
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a) (b)	7,715,000	7,483,781
Security Description	Principal Amount	Value
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (a) (b)	$6,747,000	$6,275,115
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	13,006,000	13,139,572
4.13%, 7/1/2030 (a) (b)	18,992,000	19,460,343
4.63%, 7/15/2024 (a)	19,396,000	20,074,472
5.00%, 8/1/2027 (a)	19,229,000	20,062,769
5.38%, 7/15/2026 (a) (b)	12,633,000	13,159,796
5.50%, 7/1/2029 (a)	16,633,000	17,844,714
TEGNA, Inc.:
4.63%, 3/15/2028 (a)	13,441,000	13,158,067
4.75%, 3/15/2026 (a) (b)	6,949,000	7,118,417
5.00%, 9/15/2029 (a) (b)	14,166,000	13,973,909
Telenet Finance Luxembourg Notes Sarl 5.50%, 3/1/2028 (a)	12,800,000	13,408,512
Univision Communications, Inc. 6.63%, 6/1/2027 (a)	19,553,000	19,180,515
UPC Holding B.V. 5.50%, 1/15/2028 (a)	6,795,000	7,044,173
ViacomCBS, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (d)	7,313,200	7,403,079
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (b) (d)	7,931,000	8,614,414
Videotron, Ltd. 5.13%, 4/15/2027 (a)	7,797,000	8,211,878
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	11,709,000	11,685,114
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a) (b)	8,187,000	8,411,160
5.50%, 8/15/2026 (a)	10,065,000	10,471,727
5.50%, 5/15/2029 (a)	18,421,000	19,763,891
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	6,653,000	6,644,218
Ziggo B.V.:
4.88%, 1/15/2030 (a) (b)	8,581,000	8,880,305
5.50%, 1/15/2027 (a)	23,318,000	24,363,346
Ziggo Bond Co. B.V.:
5.13%, 2/28/2030 (a) (b)	6,355,000	6,427,892
6.00%, 1/15/2027 (a)	8,103,000	8,386,281
		1,118,659,904
METAL FABRICATE & HARDWARE — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a) (b)	10,982,000	11,118,067

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
MINING — 1.7%
Alcoa Nederland Holding B.V.:
5.50%, 12/15/2027 (a) (b)	$9,487,000	$9,877,105
6.13%, 5/15/2028 (a) (b)	6,534,000	6,883,046
6.75%, 9/30/2024 (a)	9,985,000	10,305,319
7.00%, 9/30/2026 (a)	7,037,000	7,288,291
Arconic Corp.:
6.00%, 5/15/2025 (a)	9,225,000	9,850,640
6.13%, 2/15/2028 (a)	7,731,000	7,955,817
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a) (b)	7,257,000	7,857,807
Constellium NV 5.88%, 2/15/2026 (a) (b)	6,456,000	6,626,245
Constellium SE 6.63%, 3/1/2025 (a) (b)	7,929,000	8,119,613
FMG Resources August 2006 Pty, Ltd.:
4.50%, 9/15/2027 (a) (b)	7,612,000	8,123,070
4.75%, 5/15/2022 (a)	9,703,000	9,931,312
5.13%, 3/15/2023 (a) (b)	6,807,000	7,114,064
5.13%, 5/15/2024 (a)	8,640,000	9,219,744
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028 (b)	9,063,000	9,180,638
4.25%, 3/1/2030	7,630,000	7,837,689
4.38%, 8/1/2028	8,413,000	8,703,501
4.63%, 8/1/2030 (b)	10,915,000	11,480,724
5.00%, 9/1/2027 (b)	7,708,000	8,051,083
5.25%, 9/1/2029 (b)	7,528,000	8,066,704
Hudbay Minerals, Inc. 7.63%, 1/15/2025 (a)	20,000	20,394
Joseph T Ryerson & Son, Inc. 8.50%, 8/1/2028 (a)	6,818,000	7,175,263
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a) (b)	7,362,000	6,885,531
Novelis Corp.:
4.75%, 1/30/2030 (a)	20,581,000	20,201,898
5.88%, 9/30/2026 (a)	19,208,000	19,709,137
		216,464,635
MISCELLANEOUS MANUFACTURER — 0.2%
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a)	6,983,000	6,631,895
12.25%, 11/15/2026 (a)	9,979,000	10,759,757
Gates Global LLC/Gates Global Co. 6.25%, 1/15/2026 (a) (b)	7,012,000	7,213,034
Koppers, Inc. 6.00%, 2/15/2025 (a)	6,680,000	6,772,050
		31,376,736
Security Description	Principal Amount	Value
OFFICE & BUSINESS EQUIPMENT — 0.4%
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	$8,391,000	$8,371,785
4.13%, 5/1/2025	7,641,000	7,881,004
4.25%, 4/1/2028 (b)	7,531,000	7,799,781
Pitney Bowes, Inc. 4.63%, 10/1/2021	200	200
Xerox Corp. 4.38%, 3/15/2023 (b)	13,098,000	13,476,925
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a) (b)	9,270,000	9,156,721
5.50%, 8/15/2028 (a)	9,492,000	9,400,497
		56,086,913
OIL & GAS — 6.4%
Aker BP ASA:
5.88%, 3/31/2025 (a)	5,921,000	6,160,623
Series REGS, 5.88%, 3/31/2025	60,000	62,428
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	7,687,000	4,787,694
5.63%, 6/1/2023 (b)	80,000	58,795
Apache Corp.:
4.25%, 1/15/2030	7,150,000	6,444,366
4.38%, 10/15/2028 (b)	12,307,000	11,237,522
4.63%, 11/15/2025	6,921,000	6,595,921
4.88%, 11/15/2027 (b)	9,957,000	9,415,439
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
7.00%, 11/1/2026 (a)	8,353,000	6,400,152
10.00%, 4/1/2022 (a)	13,049,000	12,500,551
Baytex Energy Corp. 8.75%, 4/1/2027 (a)	6,779,000	3,071,158
Calfrac Holdings L.P. 8.50%, 6/15/2026 (g)	312	0
Callon Petroleum Co.:
6.13%, 10/1/2024	4,627,100	1,331,355
6.25%, 4/15/2023	491,000	159,104
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a) (b)	6,753,000	6,106,130
Cenovus Energy, Inc.:
4.25%, 4/15/2027 (b)	12,132,000	11,023,620
5.38%, 7/15/2025	13,154,000	12,700,450
CNX Resources Corp. 7.25%, 3/14/2027 (a) (b)	9,574,000	9,765,480
Comstock Resources, Inc.:
9.75%, 8/15/2026 (b)	11,161,000	11,452,079
9.75%, 8/15/2026	9,966,000	10,214,751
Continental Resources, Inc. 4.38%, 1/15/2028 (b)	12,957,000	11,192,775

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a)	$8,566,000	$8,100,695
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	15,261,000	14,405,926
CVR Energy, Inc. 5.25%, 2/15/2025 (a) (b)	8,597,000	7,583,242
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	6,835,000	6,798,228
5.75%, 1/30/2028 (a)	13,149,000	13,242,095
6.63%, 7/15/2025 (a)	8,254,000	8,479,004
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	7,918,000	2,993,796
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 5/15/2026 (a) (h)	538,000	117,688
EQT Corp.:
3.00%, 10/1/2022 (b)	10,015,000	9,791,966
3.90%, 10/1/2027 (b)	16,105,000	14,818,210
7.88%, 2/1/2025 (b)	12,719,000	14,096,976
8.75%, 2/1/2030	10,322,000	12,186,256
Gulfport Energy Corp.:
6.00%, 10/15/2024	6,994,568	4,333,624
6.38%, 5/15/2025	6,729,000	4,104,892
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 10/1/2025 (a) (b)	155,000	141,112
6.25%, 11/1/2028 (a)	7,797,000	7,141,272
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	8,706,000	8,467,804
Ithaca Energy North Sea PLC 9.38%, 7/15/2024 (a) (b)	6,824,000	6,331,990
Jagged Peak Energy LLC 5.88%, 5/1/2026	6,727,000	6,736,620
Jonah Energy LLC/Jonah Energy Finance Corp. 7.25%, 10/15/2025 (a)	1,421,000	158,442
Laredo Petroleum, Inc. 9.50%, 1/15/2025 (b)	7,838,000	4,663,061
Matador Resources Co. 5.88%, 9/15/2026	14,336,000	11,996,795
MEG Energy Corp. 7.13%, 2/1/2027 (a) (b)	15,981,000	14,342,468
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	9,989,000	6,127,752
10.50%, 5/15/2027 (a) (b)	6,295,000	4,037,298
Murphy Oil Corp.:
5.75%, 8/15/2025 (b)	7,286,000	6,365,632
5.88%, 12/1/2027 (b)	7,415,000	6,333,300
Security Description	Principal Amount	Value
6.88%, 8/15/2024	$7,356,000	$6,792,604
Nabors Industries, Inc. 5.75%, 2/1/2025	10,420,462	3,535,454
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	7,926,000	3,958,403
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	11,577,000	10,298,436
Occidental Petroleum Corp.:
2.70%, 8/15/2022 (b)	24,607,000	22,978,263
2.90%, 8/15/2024	38,180,000	32,401,457
3.00%, 2/15/2027 (b)	9,556,000	7,503,180
3.20%, 8/15/2026	13,124,000	10,415,994
3.40%, 4/15/2026	14,998,000	11,994,501
3.50%, 8/15/2029 (b)	18,945,000	14,516,796
5.55%, 3/15/2026	13,744,000	12,416,192
5.88%, 9/1/2025 (b)	11,802,000	10,844,150
6.38%, 9/1/2028 (b)	8,021,000	7,418,944
6.63%, 9/1/2030 (b)	18,822,000	17,351,625
6.95%, 7/1/2024 (b)	7,926,000	7,676,410
7.50%, 5/1/2031 (b)	11,933,000	11,468,210
8.00%, 7/15/2025 (b)	6,832,000	6,868,278
8.50%, 7/15/2027 (b)	6,662,000	6,710,100
8.88%, 7/15/2030 (b)	13,707,000	14,055,021
Pacific Drilling SA 8.38%, 10/1/2023 (a)	9,555,000	1,747,323
Parkland Fuel Corp.:
5.88%, 7/15/2027 (a)	6,589,000	6,937,295
6.00%, 4/1/2026 (a) (b)	6,561,000	6,881,570
Parsley Energy LLC/Parsley Finance Corp.:
5.38%, 1/15/2025 (a)	8,697,000	8,680,302
5.63%, 10/15/2027 (a)	8,897,000	8,854,739
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	6,705,000	5,184,641
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028 (a) (b)	13,011,000	8,635,010
7.25%, 6/15/2025 (b)	9,548,000	7,219,338
9.25%, 5/15/2025 (a) (b)	13,079,000	13,470,978
PDC Energy, Inc. 5.75%, 5/15/2026 (b)	9,428,000	8,724,954
Puma International Financing SA:
5.00%, 1/24/2026 (a)	9,717,000	8,237,975
5.13%, 10/6/2024 (a)	8,104,000	7,201,863
QEP Resources, Inc. 5.63%, 3/1/2026	7,392,000	4,195,034
Range Resources Corp.:
5.00%, 3/15/2023 (b)	7,277,000	6,914,023
9.25%, 2/1/2026 (a) (b)	10,960,000	11,257,345
Seven Generations Energy, Ltd. 5.38%, 9/30/2025 (a)	9,512,000	9,024,890
Southwestern Energy Co. 7.50%, 4/1/2026 (b)	7,823,000	7,646,122

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Sunoco L.P./Sunoco Finance Corp.:
6.00%, 4/15/2027	$7,614,000	$7,873,181
4.88%, 1/15/2023	12,838,000	12,935,055
5.50%, 2/15/2026	10,728,000	10,744,092
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	7,890,838	5,084,225
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	7,605,000	6,091,757
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	6,543,000	4,437,135
Transocean, Inc. 11.50%, 1/30/2027 (a)	9,333,000	3,815,050
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	7,292,000	4,949,810
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	7,501,000	5,082,078
WPX Energy, Inc.:
4.50%, 1/15/2030	11,137,000	10,955,021
5.25%, 10/15/2027 (b)	7,772,000	7,903,114
5.75%, 6/1/2026	6,341,000	6,551,458
5.88%, 6/15/2028 (b)	6,593,000	6,888,300
		787,904,233
OIL & GAS SERVICES — 0.5%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	6,742,000	6,353,054
6.88%, 4/1/2027 (a) (b)	6,798,000	6,521,321
SESI LLC:
7.13%, 12/15/2021 (a)	2,591,000	646,118
7.75%, 9/15/2024	6,717,380	1,181,386
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	9,596,000	9,522,015
6.88%, 9/1/2027	10,051,000	9,936,619
Weatherford International, Ltd.:
8.75%, 9/1/2024 (a)	6,420,000	6,558,351
11.00%, 12/1/2024 (a) (b)	26,995,000	16,304,710
		57,023,574
PACKAGING & CONTAINERS — 2.6%
ARD Finance SA 6.50%, 6/30/2027 (a)	14,901,000	14,815,319
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	15,262,000	15,451,096
5.25%, 4/30/2025 (a)	8,991,000	9,394,786
5.25%, 8/15/2027 (a) (b)	10,415,000	10,620,800
5.25%, 8/15/2027 (a)	12,783,000	13,018,463
Security Description	Principal Amount	Value
6.00%, 2/15/2025 (a)	$10,157,000	$10,545,505
Ball Corp.:
2.88%, 8/15/2030 (b)	16,857,000	16,664,156
4.88%, 3/15/2026	8,502,000	9,484,236
Berry Global, Inc.:
4.50%, 2/15/2026 (a) (b)	6,556,000	6,639,851
4.88%, 7/15/2026 (a)	15,686,000	16,519,554
5.63%, 7/15/2027 (a) (b)	6,437,000	6,743,337
Cascades Inc/Cascades USA, Inc. 5.38%, 1/15/2028 (a)	7,106,000	7,479,349
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026	11,961,000	12,414,800
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	7,993,500	7,998,856
7.88%, 7/15/2026 (a) (b)	5,649,000	5,743,451
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	6,611,000	6,879,605
Greif, Inc. 6.50%, 3/1/2027 (a)	7,192,000	7,470,259
LABL Escrow Issuer LLC:
6.75%, 7/15/2026 (a) (b)	9,561,000	10,080,927
10.50%, 7/15/2027 (a)	8,698,000	9,255,803
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	19,442,000	19,510,436
7.25%, 4/15/2025 (a) (b)	17,412,000	16,404,542
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a) (b)	8,991,000	9,743,187
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a) (b)	6,453,000	6,500,559
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
4.00%, 10/15/2027 (a) (c)	13,212,000	13,354,425
5.13%, 7/15/2023 (a)	13,383,800	13,550,830
7.00%, 7/15/2024 (a)	9,224,000	9,390,124
Silgan Holdings, Inc. 4.13%, 2/1/2028	7,352,000	7,502,275
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	14,096,000	14,594,294
8.50%, 8/15/2027 (a) (b)	8,717,000	9,402,418
		317,173,243
PHARMACEUTICALS — 2.3%
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	22,728,000	24,973,072
9.25%, 4/1/2026 (a) (b)	20,421,000	22,458,812

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Bausch Health Cos., Inc.:
5.00%, 1/30/2028 (a)	$16,101,000	$15,634,715
5.25%, 1/30/2030 (a)	16,415,000	16,135,781
5.50%, 11/1/2025 (a) (b)	20,545,000	21,073,212
5.75%, 8/15/2027 (a)	6,352,000	6,761,132
5.88%, 5/15/2023 (a) (b)	52,040	51,875
6.25%, 2/15/2029 (a)	19,713,000	20,289,802
7.00%, 3/15/2024 (a)	22,969,000	23,766,254
7.00%, 1/15/2028 (a)	9,639,000	10,222,159
7.25%, 5/30/2029 (a) (b)	9,568,000	10,309,233
9.00%, 12/15/2025 (a)	20,692,000	22,548,900
Elanco Animal Health, Inc.:
5.90%, 8/28/2028 (b)	9,376,000	10,830,311
5.27%, 8/28/2023 (b)	9,524,000	10,212,871
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a)	300,000	236,670
6.00%, 6/30/2028 (a)	16,998,000	12,558,972
9.50%, 7/31/2027 (a) (b)	12,030,000	12,572,433
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	7,655,000	8,217,107
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	7,728,000	8,204,663
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.63%, 10/15/2023 (a)	5,190,000	1,267,865
5.75%, 8/1/2022 (a)	157,000	40,646
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	25,757,000	26,960,625
		285,327,110
PIPELINES — 3.8%
AI Candelaria Spain SLU 7.50%, 12/15/2028 (a)	9,935,000	10,731,886
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 9/15/2024	8,659,000	7,401,886
5.75%, 3/1/2027 (a)	8,341,000	6,897,256
5.75%, 1/15/2028 (a) (b)	8,344,000	6,867,196
Buckeye Partners L.P.:
3.95%, 12/1/2026 (b)	7,615,000	7,101,901
4.13%, 3/1/2025 (a)	7,058,000	6,698,042
4.50%, 3/1/2028 (a) (b)	5,901,000	5,700,602
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025 (b)	19,189,000	19,623,055
5.63%, 10/1/2026 (b)	13,620,000	14,166,843
4.50%, 10/1/2029 (b)	18,988,000	19,464,029
Cheniere Energy, Inc. 4.63%, 10/15/2028 (a) (b)	25,020,000	25,778,606
Security Description	Principal Amount	Value
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a) (b)	$7,789,000	$6,954,720
5.75%, 4/1/2025 (b)	6,569,000	6,006,431
6.25%, 4/1/2023 (b)	9,377,000	9,154,390
DCP Midstream Operating L.P.:
5.13%, 5/15/2029 (b)	7,438,000	7,329,777
5.38%, 7/15/2025 (b)	10,798,000	11,147,423
5.63%, 7/15/2027	6,777,000	6,912,879
Energy Transfer L.P. 4.25%, 3/15/2023	35,000	35,091
EnLink Midstream Partners L.P. 4.85%, 7/15/2026 (b)	179,000	154,731
EQM Midstream Partners L.P.:
4.13%, 12/1/2026 (b)	6,213,000	5,899,865
4.75%, 7/15/2023	14,611,000	14,580,901
5.50%, 7/15/2028	10,906,000	10,975,035
6.00%, 7/1/2025 (a)	9,510,000	9,807,758
6.50%, 7/1/2027 (a)	11,984,000	12,697,408
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025 (b)	7,392,000	6,340,784
7.75%, 2/1/2028	9,678,000	8,403,891
Harvest Midstream I L.P. 7.50%, 9/1/2028 (a)	8,431,000	8,423,834
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	31,000	30,054
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a)	7,190,000	7,167,855
5.63%, 2/15/2026 (a)	10,587,000	10,771,214
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	6,408,000	6,283,813
New Fortress Energy, Inc. 6.75%, 9/15/2025 (a)	12,795,000	13,373,846
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023	8,228,000	5,486,101
NuStar Logistics L.P.:
5.63%, 4/28/2027 (b)	7,215,000	7,133,038
5.75%, 10/1/2025 (b)	6,990,000	7,237,097
6.00%, 6/1/2026 (b)	8,132,000	8,162,983
6.38%, 10/1/2030 (b)	8,035,000	8,372,309
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	6,603,000	6,655,890

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	$7,084,000	$6,886,427
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
4.75%, 10/1/2023 (a)	6,435,000	6,096,905
5.50%, 9/15/2024 (a)	10,187,000	9,576,188
5.50%, 1/15/2028 (a) (b)	9,551,000	8,642,127
7.50%, 10/1/2025 (a) (b)	7,660,000	7,747,784
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.88%, 2/1/2031 (a) (b)	13,053,000	12,654,884
5.00%, 1/15/2028 (b)	8,954,000	8,738,925
5.50%, 3/1/2030 (a) (b)	12,039,000	11,972,424
5.88%, 4/15/2026 (b)	12,439,000	12,766,768
6.50%, 7/15/2027 (b)	9,401,000	9,829,780
6.88%, 1/15/2029 (b)	8,898,000	9,527,000
Western Midstream Operating L.P.:
4.10%, 2/1/2025	12,223,000	11,632,262
4.50%, 3/1/2028 (b)	5,000	4,751
4.65%, 7/1/2026 (b)	6,626,000	6,439,544
5.05%, 2/1/2030	15,403,000	14,989,275
		473,435,464
REAL ESTATE — 0.7%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	8,935,000	9,268,454
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	7,693,000	7,682,076
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	7,573,000	7,647,291
Howard Hughes Corp.:
5.38%, 3/15/2025 (a) (b)	13,069,000	13,298,100
5.38%, 8/1/2028 (a)	9,628,000	9,638,687
Hunt Cos., Inc. 6.25%, 2/15/2026 (a)	7,723,000	7,446,980
Newmark Group, Inc. 6.13%, 11/15/2023 (b)	7,017,000	7,309,328
Realogy Group LLC/Realogy Co-Issuer Corp.:
7.63%, 6/15/2025 (a)	6,961,000	7,277,934
9.38%, 4/1/2027 (a) (b)	6,977,000	7,229,777
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	8,851,000	5,636,937
		82,435,564
Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/2026 (a) (b)	$12,011,000	$9,533,851
Diversified Healthcare Trust 9.75%, 6/15/2025	12,995,000	14,450,700
ESH Hospitality, Inc. 4.63%, 10/1/2027 (a)	9,881,000	9,686,838
HAT Holdings I LLC/HAT Holdings II LLC 5.25%, 7/15/2024 (a) (b)	6,212,000	6,477,066
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	12,636,000	12,896,933
4.88%, 9/15/2029 (a)	13,117,000	13,335,136
5.00%, 7/15/2028 (a) (b)	6,330,000	6,481,730
5.25%, 3/15/2028 (a) (b)	10,644,000	11,079,765
5.25%, 7/15/2030 (a) (b)	16,560,000	17,259,329
5.63%, 7/15/2032 (a)	8,319,000	8,786,029
REIT, 4.50%, 2/15/2031 (a)	13,940,000	14,015,137
iStar, Inc.:
4.25%, 8/1/2025 (b)	7,147,000	6,677,656
4.75%, 10/1/2024	10,098,000	9,768,805
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	9,711,000	8,392,635
5.25%, 3/15/2022 (a)	6,848,000	6,715,286
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026 (b)	6,762,000	6,866,405
4.63%, 6/15/2025 (a)	9,944,000	10,144,968
5.63%, 5/1/2024	13,500,000	14,319,990
REIT, 5.75%, 2/1/2027 (b)	10,203,000	10,974,653
MPT Operating Partnership L.P./MPT Finance Corp.:
4.63%, 8/1/2029	11,609,000	12,066,743
5.00%, 10/15/2027	18,060,000	18,859,516
5.25%, 8/1/2026	6,179,000	6,352,568
6.38%, 3/1/2024	6,043,000	6,205,798
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	5,518,000	5,447,370
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
5.88%, 10/1/2028 (a)	8,900,000	8,925,810

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
7.50%, 6/1/2025 (a) (b)	$7,920,500	$8,444,283
RHP Hotel Properties L.P./RHP Finance Corp. 4.75%, 10/15/2027 (b)	9,396,000	8,647,327
SBA Communications Corp.:
3.88%, 2/15/2027 (a)	18,789,000	19,091,503
4.00%, 10/1/2022	9,519,000	9,581,349
4.88%, 9/1/2024	14,156,000	14,506,786
Senior Housing Properties Trust 4.75%, 2/15/2028 (b)	6,931,000	6,116,122
Service Properties Trust:
4.35%, 10/1/2024	10,776,000	9,742,474
7.50%, 9/15/2025	10,551,000	11,234,916
Starwood Property Trust, Inc. 5.00%, 12/15/2021 (b)	9,560,500	9,474,838
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
7.13%, 12/15/2024 (a)	7,135,000	6,904,040
7.88%, 2/15/2025 (a) (b)	29,096,000	30,828,376
VICI Properties L.P./VICI Note Co., Inc.:
3.50%, 2/15/2025 (a) (b)	9,920,000	9,836,176
4.25%, 12/1/2026 (a)	15,630,333	15,708,485
4.63%, 12/1/2029 (a)	12,594,000	12,812,632
REIT, 3.75%, 2/15/2027 (a) (b)	9,747,000	9,587,636
REIT, 4.13%, 8/15/2030 (a)	12,861,000	12,651,880
Washington Prime Group L.P. 6.45%, 8/15/2024	10,376,000	5,287,091
		456,176,631
RETAIL — 4.1%
1011778 BC ULC/New Red Finance, Inc.:
3.88%, 1/15/2028 (a)	10,043,500	10,220,768
4.00%, 10/15/2030 (a) (c)	11,212,000	11,330,511
4.25%, 5/15/2024 (a)	19,508,000	19,866,362
4.38%, 1/15/2028 (a) (b)	9,984,000	10,220,821
5.00%, 10/15/2025 (a)	38,580,000	39,563,404
5.75%, 4/15/2025 (a) (b)	6,742,000	7,192,568
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a) (b)	16,689,000	16,285,126
Carvana Co.:
5.63%, 10/1/2025 (a) (c)	6,385,000	6,311,126
5.88%, 10/1/2028 (a) (c)	7,500,000	7,444,425
8.88%, 10/1/2023 (a)	7,568,000	7,903,868
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	9,992,000	10,226,512
8.50%, 10/30/2025 (a)	8,470,000	8,917,978
Security Description	Principal Amount	Value
Ferrellgas L.P./Ferrellgas Finance Corp. 10.00%, 4/15/2025 (a)	$9,568,000	$10,366,258
FirstCash, Inc. 4.63%, 9/1/2028 (a)	6,635,000	6,754,231
Gap, Inc.:
8.38%, 5/15/2023 (a) (b)	6,594,000	7,284,524
8.63%, 5/15/2025 (a) (b)	9,647,000	10,602,053
8.88%, 5/15/2027 (a) (b)	12,746,000	14,480,348
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a) (b)	17,229,000	14,370,192
8.75%, 10/1/2025 (a) (b)	8,501,000	6,703,294
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	7,445,000	7,303,471
Guitar Center, Inc. 9.50%, 10/15/2021 (a)	8,289,000	6,811,320
IRB Holding Corp. 7.00%, 6/15/2025 (a)	9,526,000	10,166,814
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a) (b)	9,440,000	9,899,350
5.25%, 6/1/2026 (a)	13,837,000	14,412,204
L Brands, Inc.:
5.25%, 2/1/2028 (b)	6,144,000	5,944,197
6.63%, 10/1/2030 (a)	12,498,000	12,792,328
6.88%, 7/1/2025 (a)	9,939,000	10,721,497
7.50%, 6/15/2029 (b)	5,737,000	6,020,695
9.38%, 7/1/2025 (a)	6,954,000	7,980,410
Lithia Motors, Inc. 4.38%, 1/15/2031	2,400,000	2,400,000
Macy's, Inc. 8.38%, 6/15/2025 (a) (b)	17,340,000	17,919,850
Michaels Stores, Inc. 8.00%, 7/15/2027 (a) (b)	6,105,000	6,400,543
Murphy Oil USA, Inc. 4.75%, 9/15/2029	5,779,000	6,153,132
Nordstrom, Inc. 4.38%, 4/1/2030 (b)	2,391,000	1,931,952
Party City Holdings, Inc. 6.63%, 8/1/2026 (a)	40,000	12,285
Penske Automotive Group, Inc.:
3.50%, 9/1/2025	7,051,000	7,027,168
5.50%, 5/15/2026 (b)	6,224,000	6,417,504
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	14,996,000	15,359,353
8.88%, 6/1/2025 (a)	7,899,000	8,192,132
QVC, Inc.:
4.38%, 9/1/2028	6,026,000	6,145,435
4.75%, 2/15/2027 (b)	7,488,000	7,684,036
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	8,086,000	7,986,461
8.00%, 11/15/2026 (a)	11,318,000	11,302,721

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (b)	$9,011,000	$9,123,998
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	8,195,000	8,370,127
Staples, Inc.:
7.50%, 4/15/2026 (a)	25,757,000	23,796,892
10.75%, 4/15/2027 (a)	13,162,000	10,512,489
Yum! Brands, Inc.:
3.63%, 3/15/2031	12,879,000	12,908,879
4.75%, 1/15/2030 (a) (b)	9,967,000	10,752,998
7.75%, 4/1/2025 (a) (b)	7,731,000	8,571,669
		507,066,279
SEMICONDUCTORS — 0.6%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	7,627,000	8,191,779
Entegris, Inc. 4.63%, 2/10/2026 (a)	7,053,000	7,228,902
Microchip Technology, Inc. 4.25%, 9/1/2025 (a)	15,401,000	15,972,839
ON Semiconductor Corp. 3.88%, 9/1/2028 (a) (b)	9,190,000	9,330,239
Qorvo, Inc.:
3.38%, 4/1/2031 (a)	8,180,000	8,332,066
4.38%, 10/15/2029	11,987,000	12,736,188
Sensata Technologies UK Financing Co. PLC 6.25%, 2/15/2026 (a)	9,097,000	9,467,976
		71,259,989
SOFTWARE — 2.4%
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	13,090,000	13,237,786
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a) (b)	8,170,000	8,726,786
BY Crown Parent LLC/BY Bond Finance, Inc. 4.25%, 1/31/2026 (a)	9,732,000	9,897,444
Camelot Finance SA 4.50%, 11/1/2026 (a)	8,481,000	8,685,307
CDK Global, Inc.:
4.88%, 6/1/2027	7,546,000	7,934,544
5.25%, 5/15/2029 (a)	6,278,000	6,737,298
5.88%, 6/15/2026 (b)	6,708,000	6,992,084
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	16,850,000	17,085,731
Security Description	Principal Amount	Value
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	$8,676,000	$9,185,802
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	8,192,000	8,522,793
Logan Merger Sub, Inc. 5.50%, 9/1/2027 (a)	12,535,000	12,684,543
Marble II Pte, Ltd. Series REGS, 5.30%, 6/20/2022 (b)	6,585,000	6,620,493
MSCI, Inc.:
3.88%, 2/15/2031 (a)	12,493,000	13,009,336
4.00%, 11/15/2029 (a)	12,571,000	13,199,424
4.75%, 8/1/2026 (a) (b)	6,171,000	6,389,885
5.38%, 5/15/2027 (a) (b)	6,352,000	6,754,463
Nuance Communications, Inc. 5.63%, 12/15/2026 (b)	5,000,960	5,282,264
Open Text Corp.:
3.88%, 2/15/2028 (a)	11,718,000	11,829,907
5.88%, 6/1/2026 (a)	11,674,930	12,144,846
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a)	10,798,000	11,103,799
PTC, Inc.:
3.63%, 2/15/2025 (a)	6,082,000	6,168,425
4.00%, 2/15/2028 (a) (b)	6,126,000	6,301,571
Rackspace Technology Global, Inc. 8.63%, 11/15/2024 (a)	130,000	136,122
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	25,934,000	27,106,995
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	25,444,000	26,997,611
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a)	6,213,000	6,677,049
Veritas US, Inc./Veritas Bermuda, Ltd.:
7.50%, 9/1/2025 (a) (b)	13,186,000	13,595,425
10.50%, 2/1/2024 (a) (b)	10,890,000	10,244,876
		293,252,609
TELECOMMUNICATIONS — 5.9%
Altice France Holding SA 6.00%, 2/15/2028 (a) (b)	15,544,000	14,796,023
Altice France SA:
5.50%, 1/15/2028 (a)	14,286,000	14,442,717
7.38%, 5/1/2026 (a)	65,626,000	68,772,111
8.13%, 2/1/2027 (a) (b)	22,321,000	24,318,506
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	1,176,760	282,422

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Avaya, Inc. 6.13%, 9/15/2028 (a) (b)	$12,804,000	$13,056,367
C&W Senior Financing DAC:
6.88%, 9/15/2027 (a) (b)	16,076,000	16,645,733
7.50%, 10/15/2026 (a)	6,690,000	7,010,183
CenturyLink, Inc.:
4.00%, 2/15/2027 (a)	16,412,000	16,657,688
5.13%, 12/15/2026 (a) (b)	16,123,000	16,514,628
Series Y, 7.50%, 4/1/2024 (b)	13,070,000	14,626,506
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	8,802,000	9,080,231
CommScope Technologies LLC 5.00%, 3/15/2027 (a) (b)	9,559,000	9,179,221
CommScope, Inc.:
5.50%, 3/1/2024 (a)	16,168,000	16,583,356
6.00%, 3/1/2026 (a)	18,957,000	19,759,639
7.13%, 7/1/2028 (a) (b)	9,178,000	9,430,395
8.25%, 3/1/2027 (a) (b)	13,380,000	13,911,052
Connect Finco S.a.r.l./Connect US Finco LLC 6.75%, 10/1/2026 (a)	26,996,000	27,116,132
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a) (c)	9,678,000	9,911,627
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	11,749,000	12,557,214
GTH Finance B.V. Series REGS, 7.25%, 4/26/2023	9,312,000	10,278,027
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	7,564,000	3,931,767
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026 (b)	9,983,000	10,615,223
6.63%, 8/1/2026 (b)	9,772,000	10,571,447
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	10,792,000	10,657,748
4.25%, 7/1/2028 (a)	15,195,000	15,410,465
4.63%, 9/15/2027 (a) (b)	12,806,000	13,153,299
5.25%, 3/15/2026	10,829,000	11,209,856
5.38%, 1/15/2024	11,187,000	11,272,804
Metropolitan Light Co., Ltd. 5.50%, 11/21/2022 (a)	6,589,000	6,737,648
Nokia Oyj:
3.38%, 6/12/2022	6,463,000	6,582,501
4.38%, 6/12/2027	6,345,000	6,734,266
QualityTech L.P./QTS Finance Corp. 3.88%, 10/1/2028 (a) (c)	4,855,000	4,890,199
Security Description	Principal Amount	Value
Sprint Corp. 7.63%, 3/1/2026	$18,418,000	$22,256,311
Switch, Ltd. 3.75%, 9/15/2028 (a) (b)	7,070,000	7,153,214
Telesat Canada/Telesat LLC 6.50%, 10/15/2027 (a) (b)	7,236,000	7,288,244
T-Mobile USA, Inc.:
4.00%, 4/15/2022	6,120,000	6,302,315
4.50%, 2/1/2026 (b)	13,147,000	13,543,382
4.75%, 2/1/2028	18,995,000	20,317,052
5.13%, 4/15/2025	6,106,000	6,262,619
5.38%, 4/15/2027	6,882,000	7,359,886
6.00%, 4/15/2024	13,027,000	13,288,191
6.50%, 1/15/2026	25,012,000	26,139,291
VEON Holdings B.V.:
4.00%, 4/9/2025 (a) (b)	12,998,000	13,491,794
Series REGS, 4.95%, 6/16/2024	6,791,000	7,311,055
ViaSat, Inc.:
5.63%, 9/15/2025 (a)	9,409,000	9,223,266
5.63%, 4/15/2027 (a) (b)	8,003,000	8,230,445
Vmed O2 UK Financing I PLC 4.25%, 1/31/2031 (a) (b)	17,035,000	17,388,647
Vodafone Group PLC 5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (b) (d)	25,890,000	30,620,880
West Corp. 8.50%, 10/15/2025 (a)	11,554,000	10,056,371
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 8/15/2028 (a)	18,450,000	18,131,922
Zayo Group Holdings,Inc.:
4.00%, 3/1/2027 (a)	19,119,000	18,819,023
6.13%, 3/1/2028 (a) (b)	13,919,000	14,363,851
		734,244,760
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
5.88%, 12/15/2027 (a) (b)	7,952,000	8,547,605
6.75%, 12/31/2025 (a) (b)	19,564,000	20,636,694
		29,184,299
TRANSPORTATION — 0.5%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	9,396,000	8,079,808
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	6,487,000	6,552,324

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	$6,397,000	$6,546,434
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	7,302,000	7,460,600
6.25%, 5/1/2025 (a) (b)	14,718,000	15,735,161
6.75%, 8/15/2024 (a)	12,858,000	13,610,064
		57,984,391
TRUCKING & LEASING — 0.1%
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	9,164,000	9,094,354
TOTAL CORPORATE BONDS & NOTES (Cost $12,425,240,537)		12,158,179,070
	Shares
COMMON STOCKS — 0.0%(f)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (f)
Avanti Communications Group PLC (g) (i)	9,671,825	—
ENERGY EQUIPMENT & SERVICES — 0.0% (f)
Weatherford International PLC (i)	50,978	99,407
HEALTH CARE PROVIDERS & SERVICES — 0.0% (f)
Community Health Systems, Inc. (i)	200,000	844,000
HOUSEHOLD PRODUCTS — 0.0% (f)
Cenveo Enterprises, Inc. (g)	20,138	201,381
OIL, GAS & CONSUMABLE FUELS — 0.0% (f)
Amplify Energy Corp. (b)	136,015	115,980
PHARMACEUTICALS — 0.0% (f)
Advanz Pharma Corp., Ltd. (i)	37,536	188,994
TRANSPORTATION INFRASTRUCTURE — 0.0% (f)
ATD New Holdings, Inc. (g) (i)	35,050	473,175
TOTAL COMMON STOCKS (Cost $16,508,624)		1,922,937
SHORT-TERM INVESTMENTS — 10.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (j) (k)	131,475,649	131,501,944
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (l) (m)	1,180,009,459	$1,180,009,459
TOTAL SHORT-TERM INVESTMENTS (Cost $1,311,518,807)		1,311,511,403
TOTAL INVESTMENTS — 109.0% (Cost $13,753,267,968)		13,471,613,410
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.0)%		(1,108,434,549)
NET ASSETS — 100.0%		$12,363,178,861
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 67.9% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	When-issued security.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2020. Maturity date shown is the final maturity.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securites is $674,556, representing 0.00% of the Fund's net assets.
(h)	Security is currently in default and/or issuer is in bankruptcy.
(i)	Non-income producing security.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at September 30, 2020.
(l)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$12,158,179,070	$—	$12,158,179,070
Common Stocks	1,248,381	—	674,556	1,922,937
Short-Term Investments	1,311,511,403	—	—	1,311,511,403
TOTAL INVESTMENTS	$1,312,759,784	$12,158,179,070	$674,556	$13,471,613,410
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	81,385,275	$81,417,830	$764,324,975	$714,226,175	$(7,224)	$(7,462)	131,475,649	$131,501,944	$37,426
State Street Navigator Securities Lending Portfolio II	1,224,907,425	1,224,907,425	601,593,245	646,491,211	—	—	1,180,009,459	1,180,009,459	998,765
Total		$1,306,325,255	$1,365,918,220	$1,360,717,386	$(7,224)	$(7,462)		$1,311,511,403	$1,036,191
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
AUSTRALIA — 0.9%
Australia & New Zealand Banking Group, Ltd. 0.75%, 9/29/2026	EUR	100,000	$122,712
BHP Billiton Finance, Ltd. Series 12, 4.30%, 9/25/2042	GBP	300,000	563,401
National Australia Bank, Ltd.:
Series GMTN, 1.25%, 5/18/2026	EUR	400,000	501,418
Series GMTN, 1.38%, 8/30/2028	EUR	100,000	128,907
Series EMTN, 2.75%, 8/8/2022	EUR	250,000	309,112
Telstra Corp., Ltd.:
Series EMTN, 2.50%, 9/15/2023	EUR	100,000	126,067
Series EMTN, 3.50%, 9/21/2022	EUR	200,000	251,022
Westpac Banking Corp. Series EMTN, 0.25%, 1/17/2022	EUR	150,000	176,997
			2,179,636
AUSTRIA — 0.1%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	300,000	370,447
BELGIUM — 2.6%
Anheuser-Busch InBev SA:
Series EMTN, 0.88%, 3/17/2022	EUR	300,000	357,108
Series EMTN, 1.13%, 7/1/2027	EUR	200,000	246,059
Series EMTN, 1.15%, 1/22/2027	EUR	200,000	246,340
Series EMTN, 1.50%, 3/17/2025	EUR	490,000	612,627
Series EMTN, 1.50%, 4/18/2030	EUR	300,000	380,094
Series EMTN, 1.65%, 3/28/2031	EUR	500,000	634,595
Series EMTN, 2.00%, 3/17/2028	EUR	380,000	494,821
Series EMTN, 2.13%, 12/2/2027	EUR	400,000	523,893
Series EMTN, 2.25%, 5/24/2029	GBP	200,000	275,392
Series EMTN, 2.75%, 3/17/2036	EUR	600,000	820,496
Series EMTN, 2.85%, 5/25/2037	GBP	200,000	281,745
Series EMTN, 2.88%, 4/2/2032	EUR	300,000	420,893
3.70%, 4/2/2040	EUR	100,000	149,709
Security Description		Principal Amount	Value
KBC Group NV:
Series EMTN, 0.75%, 3/1/2022	EUR	400,000	$474,577
Series EMTN, 1.13%, 1/25/2024	EUR	100,000	121,116
			6,039,465
CANADA — 0.6%
Bank of Montreal Series EMTN, 0.25%, 11/17/2021	EUR	200,000	235,893
Bank of Nova Scotia Series EMTN, 0.50%, 4/30/2024	EUR	100,000	118,987
Canadian Imperial Bank of Commerce 0.75%, 3/22/2023	EUR	300,000	359,381
Royal Bank of Canada 0.13%, 7/23/2024	EUR	100,000	117,655
Toronto-Dominion Bank:
Series EMTN, 0.38%, 4/25/2024	EUR	100,000	118,420
Series EMTN, 0.63%, 7/20/2023	EUR	400,000	478,852
			1,429,188
CAYMAN ISLANDS — 0.1%
CK Hutchison Finance 16, Ltd. Series A, 1.25%, 4/6/2023	EUR	300,000	359,798
DENMARK — 0.6%
Carlsberg Breweries A/S Series EMTN, 2.50%, 5/28/2024	EUR	200,000	253,971
Danske Bank A/S:
Series EMTN, 0.63%, 5/26/2025	EUR	100,000	119,651
Series EMTN, 0.75%, 6/2/2023	EUR	100,000	119,892
Series EMTN, 0.88%, 5/22/2023	EUR	200,000	237,463
1 year GBP Swap + 1.15%, 0.50%, 8/27/2025 (a)	EUR	400,000	466,996
Series EMTN, UK 10 year Gilt + 1.65%, 2.25%, 1/14/2028 (a)	GBP	100,000	131,166
			1,329,139
FINLAND — 0.5%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	200,000	241,316
Series EMTN, 0.88%, 6/26/2023	EUR	400,000	480,934

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
OP Corporate Bank PLC:
Series EMTN, 0.50%, 8/12/2025	EUR	300,000	$359,731
Series EMTN, 0.75%, 3/3/2022	EUR	200,000	237,607
			1,319,588
FRANCE — 18.5%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	200,000	257,881
Airbus Finance B.V. Series EMTN, 2.38%, 4/2/2024	EUR	300,000	375,830
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	200,000	240,351
Series EMTN, 2.38%, 4/7/2032	EUR	100,000	126,850
Auchan Holding SA:
Series EMTN, 2.38%, 4/25/2025	EUR	300,000	364,333
Series EMTN, 2.88%, 1/29/2026	EUR	100,000	123,580
Auchan Holding SADIR Series EMTN, 2.63%, 1/30/2024	EUR	200,000	244,354
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	200,000	251,960
Series EMTN, 1.38%, 1/22/2030	EUR	200,000	260,427
Series EMTN, 1.38%, 2/21/2031	EUR	300,000	388,964
Series EMTN, 5.63%, 7/4/2022	EUR	200,000	257,767
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.13%, 2/5/2024	EUR	100,000	117,915
Series EMTN, 0.38%, 1/13/2022	EUR	100,000	118,144
Series EMTN, 0.75%, 7/17/2025	EUR	700,000	849,124
Series EMTN, 0.75%, 6/8/2026	EUR	600,000	730,217
0.75%, 1/17/2030	EUR	100,000	118,552
Series EMTN, 1.25%, 1/14/2025	EUR	500,000	617,842
Series EMTN, 1.25%, 5/26/2027	EUR	200,000	252,807
Series EMTN, 1.38%, 7/16/2028	EUR	100,000	128,946
Series EMTN, 1.63%, 1/19/2026	EUR	300,000	381,261
Series EMTN, 1.75%, 3/15/2029	EUR	300,000	389,894
Security Description		Principal Amount	Value
Series EMTN, 2.63%, 3/18/2024	EUR	500,000	$640,853
Series EMTN, 3.00%, 11/28/2023	EUR	200,000	257,444
Series EMTN, 3.25%, 8/23/2022	EUR	200,000	249,746
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026	EUR	200,000	229,176
Series EMTN, 0.75%, 11/11/2022	EUR	450,000	537,683
Series EMTN, 1.13%, 1/15/2023	EUR	192,000	231,646
Series EMTN, 1.13%, 10/10/2023	EUR	150,000	181,014
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	364,677
Series EMTN, 1.38%, 5/28/2029	EUR	300,000	373,604
Series EMTN, 1.50%, 11/17/2025	EUR	200,000	247,711
Series EMTN, 1.50%, 5/23/2028	EUR	200,000	251,315
Series EMTN, 1.50%, 5/25/2028	EUR	400,000	520,996
Series EMTN, 1.63%, 2/23/2026	EUR	100,000	128,092
1.88%, 12/14/2027	GBP	200,000	263,811
Series EMTN, 2.38%, 5/20/2024	EUR	100,000	127,962
Series EMTN, 2.88%, 10/24/2022	EUR	600,000	747,593
Series EMTN, 2.88%, 9/26/2023	EUR	100,000	127,819
Series EMTN, 3.38%, 1/23/2026	GBP	300,000	426,055
Series EMTN, 4.13%, 1/14/2022	EUR	100,000	123,769
Series EMTN, 4.13%, 1/14/2022	EUR	200,000	247,539
Series EMTN, 4.50%, 3/21/2023	EUR	200,000	261,478
Series EMTN, 3 Month USD LIBOR + 0.73%, 0.50%, 2/19/2028 (a)	EUR	200,000	232,874
Series EMTN, 3 Month USD LIBOR + 0.87%, 1.13%, 4/17/2029 (a)	EUR	100,000	121,381
Series EMTN, 3 Month USD LIBOR + 1.80%, 2.13%, 1/23/2027 (a)	EUR	200,000	254,137
Bouygues SA 1.13%, 7/24/2028	EUR	200,000	248,921
Bpce SA 1.00%, 7/15/2024	EUR	700,000	853,371
BPCE SA:
0.25%, 1/15/2026	EUR	200,000	236,284

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 0.63%, 9/26/2023	EUR	300,000	$359,500
0.63%, 4/28/2025	EUR	300,000	360,759
Series EMTN, 0.88%, 1/31/2024	EUR	200,000	239,580
Series EMTN, 1.00%, 4/1/2025	EUR	100,000	120,739
Series EMTN, 1.00%, 10/5/2028	EUR	300,000	375,963
Series EMTN, 1.13%, 1/18/2023	EUR	500,000	599,449
Capgemini SE:
2.00%, 4/15/2029	EUR	100,000	130,338
2.38%, 4/15/2032	EUR	400,000	539,818
2.50%, 7/1/2023	EUR	100,000	124,610
Carrefour SA:
Series EMTN, 1.75%, 7/15/2022	EUR	300,000	361,517
Series EMTN, 2.63%, 12/15/2027	EUR	100,000	133,672
Cie de Saint-Gobain Series EMTN, 1.88%, 3/15/2031	EUR	200,000	262,021
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	100,000	135,823
Credit Agricole SA:
Series EMTN, 0.75%, 12/5/2023	EUR	100,000	120,427
1.00%, 7/3/2029	EUR	400,000	503,242
Series EMTN, 1.25%, 4/14/2026	EUR	600,000	750,769
Series EMTN, 1.38%, 3/13/2025	EUR	200,000	245,743
Series EMTN, 1.38%, 5/3/2027	EUR	400,000	508,681
Series EMTN, 1.75%, 3/5/2029	EUR	100,000	128,746
Series EMTN, 1.88%, 12/20/2026	EUR	100,000	127,562
Series EMTN, 2.38%, 5/20/2024	EUR	300,000	383,350
Series EMTN, 3.13%, 7/17/2023	EUR	400,000	513,049
Series EMTN, 3.13%, 2/5/2026	EUR	300,000	410,858
Series EMTN, 3 Month USD LIBOR + 1.25%, 1.00%, 4/22/2026 (a)	EUR	400,000	481,584
Danone SA:
Series EMTN, 0.42%, 11/3/2022	EUR	400,000	474,239
Series EMTN, 0.71%, 11/3/2024	EUR	300,000	363,997
Series EMTN, 1.21%, 11/3/2028	EUR	100,000	128,465
Security Description		Principal Amount	Value
Series EMTN, 2.25%, 11/15/2021	EUR	100,000	$119,794
Dassault Systemes SE 0.38%, 9/16/2029	EUR	200,000	238,677
Engie Alliance GIE Series EMTN, 5.75%, 6/24/2023	EUR	250,000	339,915
Engie SA:
1.38%, 3/27/2025	EUR	100,000	124,427
Series EMTN, 2.38%, 5/19/2026	EUR	300,000	398,507
Series EMTN, 5.00%, 10/1/2060	GBP	150,000	365,023
EssilorLuxottica SA:
Series EMTN, Zero Coupon, 5/27/2023	EUR	400,000	470,073
Series EMTN, 0.13%, 5/27/2025	EUR	200,000	236,257
Series EMTN, 0.38%, 1/5/2026	EUR	500,000	596,331
Series EMTN, 0.38%, 11/27/2027	EUR	100,000	119,321
0.75%, 11/27/2031	EUR	200,000	242,056
Holding d'Infrastructures de Transport SASU 4.88%, 10/27/2021	EUR	150,000	184,040
HSBC France SA Series EMTN, 0.25%, 5/17/2024	EUR	600,000	706,258
LVMH Moet Hennessy Louis Vuitton SE:
Series EMTN, Zero Coupon, 2/11/2024	EUR	200,000	235,056
0.13%, 2/11/2028	EUR	200,000	234,562
0.38%, 2/11/2031	EUR	600,000	705,205
Series EMTN, 0.75%, 5/26/2024	EUR	500,000	603,356
Series EMTN, 1.00%, 2/11/2023	GBP	100,000	129,892
Series EMTN, 1.13%, 2/11/2027	GBP	200,000	259,907
Orange SA:
Series EMTN, 1.13%, 7/15/2024	EUR	300,000	365,442
Series EMTN, 1.38%, 3/20/2028	EUR	100,000	126,921
Series EMTN, 1.38%, 1/16/2030	EUR	100,000	128,735
Series EMTN, 2.00%, 1/15/2029	EUR	400,000	534,457
Series EMTN, 3.00%, 6/15/2022	EUR	100,000	123,661
Series EMTN, 3.25%, 1/15/2032	GBP	100,000	150,760
Series EMTN, 8.13%, 1/28/2033	EUR	550,000	1,194,609

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Pernod Ricard SA 1.13%, 4/7/2025	EUR	300,000	$367,674
Peugeot SA 2.75%, 5/15/2026	EUR	200,000	251,211
Sanofi:
Series EMTN, 0.50%, 1/13/2027	EUR	600,000	729,408
Series EMTN, 1.13%, 3/10/2022	EUR	400,000	476,686
Series 12FX, 1.38%, 3/21/2030	EUR	200,000	262,719
Series EMTN, 1.50%, 4/1/2030	EUR	100,000	132,416
Series EMTN, 1.75%, 9/10/2026	EUR	700,000	909,918
Series 20FX, 1.88%, 3/21/2038	EUR	100,000	145,542
Series EMTN, 2.50%, 11/14/2023	EUR	300,000	379,797
Schneider Electric SE Series EMTN, 0.25%, 9/9/2024	EUR	200,000	237,750
Societe Generale SA:
0.13%, 2/24/2026	EUR	600,000	704,985
Series EMTN, 0.25%, 1/18/2022	EUR	100,000	117,893
Series EMTN, 0.75%, 5/26/2023	EUR	400,000	479,117
0.75%, 1/25/2027	EUR	100,000	116,768
Series EMTN, 1.00%, 4/1/2022	EUR	300,000	356,551
Series EMTN, 1.13%, 1/23/2025	EUR	300,000	360,289
Series EMTN, 1.25%, 2/15/2024	EUR	100,000	120,241
Series EMTN, 1.75%, 3/22/2029	EUR	400,000	499,727
Series ETMN, 2.13%, 9/27/2028	EUR	400,000	513,124
Series EMTN, 4.25%, 7/13/2022	EUR	300,000	378,566
Total Capital Canada, Ltd.:
Series EMTN, 1.13%, 3/18/2022	EUR	100,000	119,514
Series EMTN, 2.13%, 9/18/2029	EUR	600,000	818,534
Total Capital International SA:
Series EMTN, 0.25%, 7/12/2023	EUR	500,000	592,567
Series EMTN, 0.75%, 7/12/2028	EUR	100,000	121,981
Series EMTN, 1.49%, 4/8/2027	EUR	500,000	634,613
Series EMTN, 1.62%, 5/18/2040	EUR	100,000	127,423
Security Description		Principal Amount	Value
Series EMTN, 1.99%, 4/8/2032	EUR	100,000	$134,888
Series EMTN, 2.50%, 3/25/2026	EUR	200,000	266,948
Vinci SA Series EMTN, 1.75%, 9/26/2030	EUR	100,000	134,219
			43,392,762
GERMANY — 10.4%
Allianz Finance II B.V.:
Series EMTN, 3.50%, 2/14/2022	EUR	400,000	493,384
Series 62, 4.50%, 3/13/2043	GBP	100,000	203,690
BASF SE:
Series EMTN, 0.25%, 6/5/2027	EUR	400,000	474,525
0.88%, 11/15/2027	EUR	200,000	248,858
Series 10Y, 2.00%, 12/5/2022	EUR	200,000	245,284
Bayer AG:
0.38%, 7/6/2024	EUR	100,000	118,238
1.13%, 1/6/2030	EUR	300,000	356,836
1.38%, 7/6/2032	EUR	200,000	239,270
BMW Finance NV:
Series EMTN, Zero Coupon, 4/14/2023	EUR	200,000	234,265
Series EMTN, 0.13%, 11/29/2021	EUR	100,000	117,704
Series EMTN, 0.50%, 11/22/2022	EUR	100,000	118,718
Series EMTN, 0.63%, 10/6/2023	EUR	400,000	477,560
Series EMTN, 1.00%, 11/14/2024	EUR	100,000	121,830
BMW US Capital LLC Series EMTN, 0.63%, 4/20/2022	EUR	400,000	474,283
Commerzbank AG:
Series EMTN, 0.50%, 8/28/2023	EUR	300,000	356,437
Series EMTN, 0.50%, 9/13/2023	EUR	100,000	117,618
Series EMTN, 0.63%, 8/28/2024	EUR	100,000	119,366
Series EMTN, 1.00%, 3/4/2026	EUR	500,000	605,212
Daimler AG:
Series EMTN, 0.85%, 2/28/2025	EUR	500,000	597,379
Series EMTN, 1.00%, 11/15/2027	EUR	200,000	240,348
Series EMTN, 1.13%, 11/6/2031	EUR	300,000	354,774
Series EMTN, 1.38%, 5/11/2028	EUR	300,000	370,940

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.40%, 1/12/2024	EUR	193,000	$234,324
Series EMTN, 1.50%, 3/9/2026	EUR	100,000	123,592
Series EMTN, 1.50%, 7/3/2029	EUR	400,000	503,286
Series EMTN, 1.63%, 8/22/2023	EUR	200,000	244,033
Series EMTN, 2.13%, 7/3/2037	EUR	250,000	336,000
Series EMTN, 2.63%, 4/7/2025	EUR	300,000	385,344
Daimler International Finance B.V.:
Series EMTN, 0.25%, 5/11/2022	EUR	200,000	235,726
Series EMTN, 0.63%, 5/6/2027	EUR	200,000	233,572
Series EMTN, 0.88%, 4/9/2024	EUR	600,000	715,615
Series EMTN, 1.00%, 11/11/2025	EUR	400,000	480,816
Deutsche Bank AG:
Series MTN, 1.13%, 8/30/2023	EUR	400,000	483,217
Series EMTN, 1.50%, 1/20/2022	EUR	500,000	592,774
Series EMTN, 1.63%, 1/20/2027	EUR	500,000	586,154
Series EMTN, 2.38%, 1/11/2023	EUR	200,000	242,683
Series EMTN, 2.63%, 12/16/2024	GBP	200,000	261,924
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	300,000	358,932
Series EMTN, 1.75%, 3/25/2031	EUR	200,000	261,198
Deutsche Telekom International Finance B.V.:
Series EMTN, 1.38%, 12/1/2025	EUR	100,000	125,313
Series EMTN, 1.50%, 4/3/2028	EUR	350,000	445,010
Series EMTN, 2.00%, 12/1/2029	EUR	100,000	133,891
Series EMTN, 4.25%, 7/13/2022	EUR	150,000	189,648
Series EMTN, 4.25%, 7/13/2022	EUR	200,000	252,863
Series EMTN, 6.50%, 4/8/2022	GBP	40,000	56,346
Series EMTN, 6.50%, 4/8/2022	GBP	70,000	98,606
Security Description		Principal Amount	Value
E.ON International Finance B.V.:
Series EMTN, 5.88%, 10/30/2037	GBP	100,000	$201,340
Series EMTN, 6.38%, 6/7/2032	GBP	440,000	848,598
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	221,752
E.ON SE:
Series EMTN, 0.38%, 4/20/2023	EUR	100,000	118,428
Series EMTN, 0.38%, 9/29/2027	EUR	100,000	119,050
HeidelbergCement AG:
Series EMTN, 1.50%, 2/7/2025	EUR	100,000	121,571
Series EMTN, 2.25%, 3/30/2023	EUR	248,000	303,309
innogy Finance B.V.:
Series EMTN, 6.13%, 7/6/2039	GBP	50,000	105,019
Series EMTN, 6.25%, 6/3/2030	GBP	350,000	637,010
Linde Finance B.V. Series EMTN, 0.25%, 1/18/2022	EUR	100,000	117,835
SAP SE:
1.25%, 3/10/2028	EUR	200,000	255,263
1.63%, 3/10/2031	EUR	300,000	401,370
Series EMTN, 1.75%, 2/22/2027	EUR	250,000	324,628
Siemens Financieringsmaatschappij NV:
Series EMTN, Zero Coupon, 2/20/2023	EUR	300,000	352,854
0.13%, 9/5/2029	EUR	300,000	351,693
Series EMTN, 0.38%, 6/5/2026	EUR	100,000	119,676
Series EMTN, 1.00%, 2/20/2025	GBP	100,000	132,429
Series EMTN, 2.88%, 3/10/2028	EUR	400,000	567,446
Volkswagen Financial Services AG Series EMTN, 1.50%, 10/1/2024	EUR	300,000	361,733
Volkswagen International Finance NV:
Series EMTN, 0.88%, 1/16/2023	EUR	50,000	59,406
1.13%, 10/2/2023	EUR	400,000	479,394
Series EMTN, 1.63%, 1/16/2030	EUR	100,000	123,215
Series 10Y, 1.88%, 3/30/2027	EUR	1,100,000	1,371,748
3.25%, 11/18/2030	EUR	100,000	139,161

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
4.13%, 11/16/2038	EUR	100,000	$157,686
Volkswagen Leasing GmbH:
Series EMTN, 1.13%, 4/4/2024	EUR	200,000	237,796
Series EMTN, 1.38%, 1/20/2025	EUR	300,000	360,627
Series EMTN, 2.38%, 9/6/2022	EUR	100,000	121,968
Series EMTN, 2.63%, 1/15/2024	EUR	335,000	418,413
Vonovia Finance B.V. Series EMTN, 2.25%, 12/15/2023	EUR	100,000	125,720
Wintershall Dea Finance B.V.:
0.45%, 9/25/2023	EUR	200,000	230,975
0.45%, 9/25/2023	EUR	100,000	115,487
0.84%, 9/25/2025	EUR	100,000	113,829
1.33%, 9/25/2028	EUR	100,000	109,774
1.82%, 9/25/2031	EUR	200,000	218,074
			24,311,663
HONG KONG — 0.1%
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	200,000	237,661
IRELAND — 0.2%
Abbott Ireland Financing DAC:
0.88%, 9/27/2023	EUR	150,000	180,943
1.50%, 9/27/2026	EUR	250,000	316,960
			497,903
ITALY — 4.5%
Assicurazioni Generali SpA Series EMTN, 5.13%, 9/16/2024	EUR	350,000	493,006
Enel Finance International NV:
Series EMTN, Zero Coupon, 6/17/2024	EUR	400,000	468,032
Series EMTN, 0.38%, 6/17/2027	EUR	100,000	117,711
Series EMTN, 1.00%, 9/16/2024	EUR	400,000	487,222
Series EMTN, 1.13%, 9/16/2026	EUR	200,000	248,526
Series EMTN, 1.50%, 7/21/2025	EUR	200,000	249,987
Series EMTN, 1.97%, 1/27/2025	EUR	250,000	316,467
Series EMTN, 5.00%, 9/14/2022	EUR	150,000	193,568
Series EMTN, 5.63%, 8/14/2024	GBP	150,000	230,299
Security Description		Principal Amount	Value
Series EMTN, 5.75%, 9/14/2040	GBP	250,000	$495,527
Eni SpA:
Series EMTN, 3.25%, 7/10/2023	EUR	100,000	128,075
Series EMTN, 3.63%, 1/29/2029	EUR	500,000	735,118
Series EMTN, 3.75%, 9/12/2025	EUR	650,000	897,357
Intesa Sanpaolo SpA:
Series EMTN, 1.00%, 7/4/2024 (b)	EUR	200,000	238,317
Series EMTN, 1.13%, 3/4/2022	EUR	527,000	626,409
Series EMTN, 1.38%, 1/18/2024	EUR	500,000	602,015
Series EMTN, 1.75%, 3/20/2028	EUR	300,000	369,054
Series EMTN, 1.75%, 7/4/2029	EUR	300,000	369,656
Series EMTN, 2.13%, 8/30/2023	EUR	100,000	123,308
Series EMTN, 4.00%, 10/30/2023	EUR	100,000	129,973
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	200,000	244,690
Terna Rete Elettrica Nazionale SpA:
Series EMTN, 0.88%, 2/2/2022	EUR	248,000	294,431
Series EMTN, 1.38%, 7/26/2027	EUR	200,000	254,444
UniCredit SpA:
Series EMTN, 0.50%, 4/9/2025	EUR	100,000	116,146
Series EMTN, 1.00%, 1/18/2023	EUR	250,000	294,853
Series EMTN, 2.00%, 3/4/2023	EUR	257,000	314,325
Series EMTN, 2.13%, 10/24/2026	EUR	200,000	252,390
Series EMTN, 3 Month USD LIBOR + 1.35%, 1.20%, 1/20/2026 (a)	EUR	300,000	345,423
Series EMTN, 3 Month USD LIBOR + 1.55%, 1.25%, 6/25/2025 (a)	EUR	400,000	474,963
Series EMTN, 3 Month USD LIBOR + 2.55%, 2.20%, 7/22/2027 (a)	EUR	300,000	359,322
			10,470,614
JAPAN — 1.2%
Panasonic Corp. Series 17, 0.47%, 9/18/2026	JPY	100,000,000	954,856

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029	EUR	200,000	$234,943
1.55%, 6/15/2026	EUR	200,000	252,443
Takeda Pharmaceutical Co., Ltd.:
Series REGS, 1.13%, 11/21/2022	EUR	200,000	239,673
1.38%, 7/9/2032	EUR	200,000	242,502
2.00%, 7/9/2040	EUR	200,000	248,407
Series REGS, 2.25%, 11/21/2026	EUR	200,000	260,423
Series REGS, 3.00%, 11/21/2030	EUR	350,000	491,844
			2,925,091
LUXEMBOURG — 2.1%
CK Hutchison Group Telecom Finance SA:
0.38%, 10/17/2023	EUR	200,000	236,411
1.13%, 10/17/2028	EUR	400,000	483,321
HeidelbergCement Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	200,000	245,061
Holcim Finance Luxembourg SA Series EMTN, 2.25%, 5/26/2028	EUR	200,000	262,694
Logicor Financing Sarl Series EMTN, 1.63%, 7/15/2027	EUR	400,000	480,041
Medtronic Global Holdings Co. 0.75%, 10/15/2032	EUR	200,000	238,611
Medtronic Global Holdings SCA:
Series 0000, 0.38%, 3/7/2023	EUR	200,000	236,899
0.38%, 10/15/2028	EUR	300,000	353,058
1.63%, 3/7/2031	EUR	100,000	130,595
1.63%, 10/15/2050	EUR	200,000	238,238
2.25%, 3/7/2039	EUR	200,000	274,343
Nestle Finance International, Ltd.:
Series EMTN, 1.13%, 4/1/2026	EUR	100,000	124,864
Series EMTN, 1.50%, 4/1/2030	EUR	300,000	395,682
Novartis Finance SA 0.13%, 9/20/2023	EUR	200,000	237,182
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	100,000	123,860
1.50%, 3/26/2030	EUR	300,000	391,087
2.00%, 3/26/2038	EUR	300,000	415,242
			4,867,189
Security Description		Principal Amount	Value
MEXICO — 0.3%
America Movil SAB de CV:
Series EMTN, 0.75%, 6/26/2027	EUR	200,000	$238,878
4.38%, 8/7/2041	GBP	100,000	169,657
Fomento Economico Mexicano SAB de CV 1.75%, 3/20/2023	EUR	200,000	243,363
			651,898
NETHERLANDS — 9.7%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 7/17/2023	EUR	400,000	477,224
0.60%, 1/15/2027	EUR	200,000	237,410
Series EMTN, 1.00%, 4/16/2025	EUR	443,000	545,511
Series EMTN, 1.25%, 5/28/2025	EUR	100,000	122,319
Series EMTN, 2.50%, 11/29/2023	EUR	300,000	380,899
Series EMTN, 4.13%, 3/28/2022	EUR	360,000	449,199
Airbus SE Series EMTN, 2.38%, 4/7/2032	EUR	400,000	507,398
ASML Holding NV 1.38%, 7/7/2026	EUR	200,000	252,982
Bayer Capital Corp B.V. 2.13%, 12/15/2029	EUR	600,000	779,463
Bayer Capital Corp. B.V.:
0.63%, 12/15/2022	EUR	100,000	118,953
1.50%, 6/26/2026	EUR	600,000	744,185
BMW Finance NV:
Series EMTN, 0.38%, 7/10/2023	EUR	557,000	659,840
Series EMTN, 1.50%, 2/6/2029	EUR	300,000	383,464
Cooperatieve Rabobank UA:
Series GMTN, 0.50%, 12/6/2022	EUR	100,000	119,069
Series EMTN, 0.63%, 2/27/2024	EUR	400,000	477,726
Series GMTN, 0.75%, 8/29/2023	EUR	100,000	119,816
Series GMTN, 1.13%, 5/7/2031	EUR	200,000	251,613
Series GMTN, 1.25%, 3/23/2026	EUR	800,000	1,002,719
Series GMTN, 1.38%, 2/3/2027	EUR	100,000	127,639
Series GMTN, 2.25%, 3/23/2022	GBP	50,000	66,419
Series EMTN, 2.38%, 5/22/2023	EUR	370,000	463,507
Series GMTN, 4.00%, 1/11/2022	EUR	200,000	247,444

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
4.13%, 7/14/2025	EUR	350,000	$493,628
Series EMTN, 4.75%, 6/6/2022	EUR	500,000	635,653
Daimler International Finance B.V. Series EMTN, 0.63%, 2/27/2023	EUR	200,000	237,479
Deutsche Telekom International Finance B.V.:
Series EMTN, 0.63%, 4/3/2023	EUR	300,000	358,057
Series EMTN, 0.88%, 1/30/2024	EUR	100,000	120,869
Series EMTN, 1.38%, 1/30/2027	EUR	400,000	503,972
EDP Finance B.V. Series EMTN, 1.13%, 2/12/2024	EUR	200,000	243,107
Enel Finance International NV 1.38%, 6/1/2026	EUR	400,000	500,825
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	200,000	245,731
ING Bank NV:
Series GMTN, Zero Coupon, 4/8/2022	EUR	400,000	470,257
Series EMTN, 4.50%, 2/21/2022	EUR	200,000	249,868
ING Groep NV:
Series EMTN, 0.75%, 3/9/2022	EUR	200,000	237,220
Series EMTN, 1.00%, 9/20/2023	EUR	200,000	241,355
Series EMTN, 1.13%, 2/14/2025	EUR	100,000	122,018
Series EMTN, 1.38%, 1/11/2028	EUR	200,000	254,500
Series EMTN, 2.00%, 9/20/2028	EUR	600,000	798,012
Series EMTN, 2.50%, 11/15/2030	EUR	100,000	142,496
Series EMTN, 3.00%, 2/18/2026	GBP	100,000	140,806
Series EMTN, 3 Month USD LIBOR + 0.60%, 0.10%, 9/3/2025 (a)	EUR	600,000	697,621
innogy Finance B.V. Series EMTN, 1.50%, 7/31/2029	EUR	100,000	128,401
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	150,000	246,301
LeasePlan Corp. NV 0.13%, 9/13/2023	EUR	300,000	342,578
Naturgy Finance B.V.:
Series EMTN, 1.25%, 1/15/2026	EUR	300,000	370,599
Security Description		Principal Amount	Value
Series EMTN, 1.38%, 1/19/2027	EUR	100,000	$124,900
Schlumberger Finance B.V. 1.38%, 10/28/2026	EUR	300,000	368,048
Shell International Finance B.V.:
Series EMTN, 0.13%, 11/8/2027	EUR	200,000	233,726
Series EMTN, 0.38%, 2/15/2025	EUR	200,000	239,172
Series EMTN, 0.75%, 8/15/2028	EUR	100,000	121,573
Series EMTN, 0.88%, 11/8/2039	EUR	100,000	112,938
Series EMTN, 1.00%, 4/6/2022	EUR	100,000	119,389
Series EMTN, 1.13%, 4/7/2024	EUR	100,000	122,243
Series EMTN, 1.25%, 5/12/2028	EUR	400,000	503,632
Series EMTN, 1.25%, 11/11/2032	EUR	100,000	124,160
Series EMTN, 1.50%, 4/7/2028	EUR	300,000	384,136
Series EMTN, 1.50%, 4/7/2028	EUR	200,000	256,090
Series EMTN, 1.63%, 1/20/2027	EUR	400,000	512,641
Series EMTN, 1.88%, 9/15/2025	EUR	200,000	256,955
Series EMTN, 1.88%, 4/7/2032	EUR	460,000	608,587
Series EMTN, 2.50%, 3/24/2026	EUR	100,000	133,717
Siemens Financieringsmaatschappij NV:
Series EMTN, Zero Coupon, 2/20/2026	EUR	100,000	117,443
Series EMTN, 0.38%, 9/6/2023	EUR	500,000	595,203
Series EMTN, 1.38%, 9/6/2030	EUR	600,000	781,938
Unilever NV:
Series EMTN, 1.25%, 3/25/2025	EUR	200,000	248,095
1.75%, 3/25/2030	EUR	100,000	134,031
Vonovia Finance B.V. Series EMTN, 1.25%, 12/6/2024	EUR	200,000	245,560
			22,660,329
NORWAY — 0.3%
DNB Bank ASA Series EMTN, 4.25%, 1/18/2022	EUR	500,000	620,567

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
PORTUGAL — 0.1%
EDP Finance B.V. Series EMTN, 2.63%, 1/18/2022	EUR	127,000	$154,080
SPAIN — 5.7%
Abertis Infraestructuras SA:
1.38%, 5/20/2026	EUR	100,000	117,999
Series EMTN, 2.38%, 9/27/2027	EUR	400,000	492,520
Series EMTN, 3.00%, 3/27/2031	EUR	100,000	126,334
Banco Bilbao Vizcaya Argentaria SA:
Series EMTN, 0.38%, 10/2/2024	EUR	100,000	115,724
Series EMTN, 0.38%, 11/15/2026	EUR	300,000	353,081
Series GMTN, 0.50%, 1/14/2027	EUR	100,000	114,157
Series GMTN, 0.63%, 1/17/2022	EUR	400,000	473,714
Series GMTN, 0.75%, 9/11/2022	EUR	100,000	118,749
Series GMTN, 0.75%, 6/4/2025	EUR	200,000	240,604
1.00%, 6/21/2026	EUR	400,000	476,094
Series GMTN, 1.13%, 2/28/2024	EUR	100,000	119,094
Series GMTN, 1.38%, 5/14/2025	EUR	100,000	121,842
Banco de Sabadell SA:
Series EMTN, 0.88%, 3/5/2023	EUR	100,000	118,218
Series REGS, 0.88%, 7/22/2025	EUR	100,000	117,235
Series EMTN, 1.75%, 5/10/2024	EUR	400,000	462,587
Banco Santander SA:
Series EMTN, 0.25%, 6/19/2024	EUR	300,000	353,860
Series EMTN, 0.30%, 10/4/2026	EUR	100,000	118,018
Series EMTN, 1.13%, 1/17/2025	EUR	500,000	602,453
Series EMTN, 1.13%, 6/23/2027	EUR	200,000	241,039
1.38%, 2/9/2022	EUR	100,000	119,544
Series EMTN, 1.38%, 12/14/2022	EUR	200,000	242,268
1.38%, 7/31/2024	GBP	100,000	130,529
Series EMTN, 1.38%, 1/5/2026	EUR	100,000	121,644
Series EMTN, 1.38%, 1/5/2026	EUR	400,000	486,574
CaixaBank SA:
Series EMTN, 0.38%, 2/3/2025	EUR	500,000	586,056
Security Description		Principal Amount	Value
Series EMTN, 1.13%, 1/12/2023	EUR	200,000	$238,341
Series EMTN, 1.13%, 5/17/2024	EUR	400,000	483,043
Series EMTN, 1.13%, 3/27/2026	EUR	200,000	242,704
Series EMTN, 1.38%, 6/19/2026	EUR	300,000	359,524
Series EMTN, 2.38%, 2/1/2024	EUR	300,000	371,109
Criteria Caixa SA Series EMTN, 1.63%, 4/21/2022	EUR	100,000	120,192
Iberdrola Finanzas SA Series EMTN, 1.00%, 3/7/2025	EUR	300,000	367,116
Iberdrola International B.V. Series EMTN, 1.13%, 4/21/2026	EUR	100,000	124,258
Mapfre SA 1.63%, 5/19/2026	EUR	100,000	127,158
Repsol International Finance B.V. Series EMTN, 3.63%, 10/7/2021	EUR	100,000	121,583
Santan Consumer Finance SA Series EMTN, 1.00%, 2/27/2024	EUR	100,000	120,419
Santander Consumer Finance SA:
Series EMTN, 0.38%, 6/27/2024	EUR	100,000	117,769
Series EMTN, 0.38%, 1/17/2025	EUR	400,000	470,169
0.88%, 1/24/2022	EUR	400,000	474,702
Telefonica Emisiones SA:
Series EMTN, 1.07%, 2/5/2024	EUR	400,000	484,776
Series EMTN, 1.20%, 8/21/2027	EUR	300,000	370,168
Series EMTN, 1.45%, 1/22/2027	EUR	200,000	249,943
Series EMTN, 1.46%, 4/13/2026	EUR	300,000	375,336
Series EMTN, 1.50%, 9/11/2025	EUR	200,000	249,151
Series EMTN, 1.53%, 1/17/2025	EUR	300,000	373,134
Series EMTN, 1.72%, 1/12/2028	EUR	300,000	384,642
Series EMTN, 1.79%, 3/12/2029	EUR	200,000	258,194
Series EMTN, 2.24%, 5/27/2022	EUR	200,000	243,702
			13,297,070

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
SWEDEN — 1.6%
Nordea Bank Abp:
Series EMTN, 1.00%, 2/22/2023	EUR	400,000	$482,249
Series EMTN, 1.13%, 2/12/2025	EUR	100,000	123,854
Series EMTN, 1.13%, 9/27/2027	EUR	100,000	126,445
Skandinaviska Enskilda Banken AB:
0.05%, 7/1/2024	EUR	200,000	235,822
Series GMTN, 0.25%, 5/19/2023	EUR	200,000	237,004
Series GMTN, 0.50%, 3/13/2023	EUR	100,000	119,185
Series EMTN, 0.63%, 11/12/2029 (b)	EUR	500,000	598,242
Svenska Handelsbanken AB:
Series EMTN, 0.25%, 2/28/2022	EUR	200,000	236,284
0.50%, 2/18/2030	EUR	300,000	354,700
0.50%, 2/18/2030	EUR	200,000	236,467
Series EMTN, 1.13%, 12/14/2022	EUR	400,000	483,085
Series EMTN, 2.63%, 8/23/2022	EUR	200,000	247,246
Series EMTN, 4.38%, 10/20/2021	EUR	100,000	123,043
Swedbank AB Series EMTN, 0.75%, 5/5/2025	EUR	100,000	120,772
			3,724,398
SWITZERLAND — 3.0%
Credit Suisse AG:
Series EMTN, 1.00%, 6/7/2023	EUR	100,000	120,910
Series EMTN, 1.38%, 1/31/2022	EUR	400,000	478,856
Series EMTN, 1.50%, 4/10/2026	EUR	300,000	381,396
Credit Suisse Group AG:
Series EMTN, 1 year GBP Swap + 0.75%, 1.25%, 7/17/2025 (a)	EUR	300,000	362,283
Series EMTN, 1 year GBP Swap + 1.05%, 1.00%, 6/24/2027 (a)	EUR	400,000	479,520
1 year GBP Swap + 1.23%, 2.13%, 9/12/2025 (a)	GBP	400,000	533,889
Series EMTN, 1 year GBP Swap + 3.50%, 3.25%, 4/2/2026 (a)	EUR	200,000	262,103
Series EMTN, UK 10 year Gilt + 2.23%, 2.25%, 6/9/2028 (a)	GBP	200,000	265,319
Security Description		Principal Amount	Value
Series EMTN, 1 year GBP Swap + 0.77%, 0.65%, 1/14/2028 (a)	EUR	400,000	$468,311
Credit Suisse Group Funding Guernsey, Ltd.:
Series EMTN, 1.00%, 4/14/2023	CHF	125,000	139,234
Series EMTN, 1.25%, 4/14/2022	EUR	255,000	304,857
Glencore Finance Europe, Ltd. Series EMTN, 1.88%, 9/13/2023	EUR	200,000	243,376
Nestle Finance International, Ltd. 0.38%, 5/12/2032	EUR	200,000	238,360
Roche Finance Europe B.V. Series EMTN, 0.88%, 2/25/2025	EUR	100,000	123,071
UBS AG:
Series EMTN, 0.25%, 1/10/2022	EUR	200,000	235,851
Series EMTN, 0.75%, 4/21/2023	EUR	400,000	479,126
UBS Group AG:
Series EMTN, 1.25%, 9/1/2026	EUR	500,000	620,496
1.50%, 11/30/2024	EUR	500,000	610,970
1.75%, 11/16/2022	EUR	300,000	365,099
Series EMTN, 1 year GBP Swap + 0.55%, 0.25%, 1/29/2026 (a)	EUR	200,000	234,457
			6,947,484
UNITED KINGDOM — 10.1%
Barclays PLC:
Series EMTN, 1.88%, 12/8/2023	EUR	100,000	122,536
Series EMTN, 3.13%, 1/17/2024	GBP	100,000	135,871
Series EMTN, 3.25%, 2/12/2027	GBP	100,000	138,058
Series EMTN, 3.25%, 1/17/2033	GBP	300,000	413,166
Series EMTN, 1 year GBP Swap + 0.78%, 1.38%, 1/24/2026 (a)	EUR	500,000	597,173
Series ., 1 year GBP Swap + 1.32%, 2.38%, 10/6/2023 (a)	GBP	200,000	263,956
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (a)	EUR	400,000	508,945
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (a)	EUR	100,000	127,236

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	200,000	$249,622
BG Energy Capital PLC:
Series EMTN, 5.00%, 11/4/2036	GBP	100,000	192,186
Series EMTN, 5.13%, 12/1/2025	GBP	100,000	159,579
BP Capital Markets PLC:
Series EMTN, 1.11%, 2/16/2023	EUR	100,000	120,720
Series EMTN, 1.23%, 5/8/2031	EUR	300,000	364,776
Series EMTN, 1.37%, 3/3/2022	EUR	400,000	479,084
Series EMTN, 1.53%, 9/26/2022	EUR	200,000	242,282
Series EMTN, 1.57%, 2/16/2027	EUR	500,000	628,008
1.88%, 4/7/2024	EUR	100,000	124,604
Series EMTN, 2.97%, 2/27/2026	EUR	300,000	403,254
British Telecommunications PLC:
Series EMTN, 1.00%, 11/21/2024	EUR	200,000	238,590
Series EMTN, 1.50%, 6/23/2027	EUR	100,000	122,176
Series EMTN, 1.75%, 3/10/2026	EUR	500,000	619,617
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	100,000	136,131
Series EMTN, 2.63%, 9/22/2038	GBP	100,000	140,692
Series EMTN, 2.75%, 9/22/2046	GBP	200,000	284,381
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	100,000	201,045
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/3/2024	EUR	200,000	238,447
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	95,003	138,848
Diageo Finance PLC Series EMTN, 2.50%, 3/27/2032	EUR	200,000	283,961
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	200,000	250,718
Series EMTN, 1.25%, 10/12/2028	GBP	100,000	131,241
Series EMTN, 1.38%, 12/2/2024	EUR	250,000	311,175
Series EMTN, 1.63%, 5/12/2035	GBP	300,000	395,550
Security Description		Principal Amount	Value
Series EMTN, 4.25%, 12/18/2045	GBP	100,000	$195,574
Series EMTN, 4.25%, 12/18/2045	GBP	100,000	195,574
Series EMTN, 5.25%, 12/19/2033	GBP	168,000	320,922
Series EMTN, 5.25%, 4/10/2042	GBP	100,000	211,447
Series EMTN, 6.38%, 3/9/2039	GBP	100,000	226,371
Heathrow Funding, Ltd.:
Series EMTN, 4.63%, 10/31/2046	GBP	100,000	159,852
Series REGS, 5.23%, 2/15/2023	GBP	100,000	138,195
Series EMTN, 5.88%, 5/13/2043	GBP	100,000	177,354
Series REGS, 6.45%, 12/10/2031	GBP	350,000	612,478
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	159,109
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	500,000	596,898
Series EMTN, 1.50%, 3/15/2022	EUR	400,000	478,896
Series EMTN, 2.50%, 3/15/2027	EUR	300,000	399,295
2.63%, 8/16/2028	GBP	200,000	273,753
1 year GBP Swap + 0.94%, 2.18%, 6/27/2023 (a)	GBP	100,000	131,282
1 year GBP Swap + 1.04%, 2.26%, 11/13/2026 (a)	GBP	300,000	398,907
1 year GBP Swap + 1.65%, 3.00%, 7/22/2028 (a)	GBP	100,000	138,087
1 year GBP Swap + 1.77%, 3.00%, 5/29/2030 (a)	GBP	200,000	275,452
Series EMTN, 3 Month USD LIBOR + 1.36%, 1.50%, 12/4/2024 (a)	EUR	250,000	303,310
Imperial Brands Finance PLC Series EMTN, 9.00%, 2/17/2022	GBP	50,000	71,776
Lloyds Bank Corporate Markets PLC Series EMTN, 0.25%, 10/4/2022	EUR	200,000	235,091
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	90,000	203,878
Lloyds Banking Group PLC:
Series EMTN, 1.50%, 9/12/2027	EUR	400,000	500,906
Series EMTN, 2.25%, 10/16/2024	GBP	400,000	534,692

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1 year GBP Swap + 0.47%, 0.63%, 1/15/2024 (a)	EUR	600,000	$705,473
Series EMTN, 1 year GBP Swap + 3.75%, 3.50%, 4/1/2026 (a)	EUR	200,000	263,349
UK 10 year Gilt + 1.30%, 1.88%, 1/15/2026 (a)	GBP	100,000	130,405
Logicor 2019-1 UK PLC:
1.88%, 11/17/2026	GBP	100,000	135,879
1.88%, 11/17/2026	GBP	100,000	135,879
Nationwide Building Society:
0.25%, 7/22/2025	EUR	200,000	233,921
3 Month USD LIBOR + 0.93%, 1.50%, 3/8/2026 (a)	EUR	200,000	243,606
Natwest Group PLC:
Series EMTN, 2.50%, 3/22/2023	EUR	222,000	273,286
Series EMTN, 1 year GBP Swap + 1.49%, 2.88%, 9/19/2026 (a)	GBP	100,000	136,405
Series EMTN, 3 Month USD LIBOR - 2.04%, 2.00%, 3/8/2023 (a)	EUR	400,000	479,244
Series EMTN, 3 Month USD LIBOR + 1.08%, 1.75%, 3/2/2026 (a)	EUR	600,000	726,906
NatWest Markets PLC Series EMTN, 2.75%, 4/2/2025	EUR	400,000	509,235
Santander UK Group Holdings PLC 1.13%, 9/8/2023	EUR	200,000	238,394
Sky, Ltd. Series EMTN, 2.50%, 9/15/2026	EUR	100,000	133,616
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2043	GBP	150,000	304,582
University of Oxford 2.54%, 12/8/2117	GBP	150,000	278,522
Vodafone Group PLC:
Series EMTN, 0.38%, 11/22/2021	EUR	200,000	235,832
Series EMTN, 1.13%, 11/20/2025	EUR	300,000	368,563
Series EMTN, 1.60%, 7/29/2031	EUR	100,000	127,210
1.63%, 11/24/2030	EUR	300,000	383,959
Series EMTN, 1.75%, 8/25/2023	EUR	300,000	369,466
Series EMTN, 1.88%, 9/11/2025	EUR	150,000	190,071
Series EMTN, 2.20%, 8/25/2026	EUR	328,000	428,076
Series EMTN, 3.00%, 8/12/2056	GBP	150,000	202,735
Security Description		Principal Amount	Value
Series EMTN, 3.38%, 8/8/2049	GBP	100,000	$145,939
Series EMTN, 4.65%, 1/20/2022	EUR	100,000	124,548
Wellcome Trust, Ltd. 2.52%, 2/7/2118	GBP	100,000	191,957
Western Power Distribution East Midlands PLC Series EMTN, 5.25%, 1/17/2023	GBP	100,000	142,890
Western Power Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	186,865
			23,729,540
UNITED STATES — 25.7%
AbbVie, Inc. 1.38%, 5/17/2024	EUR	214,000	260,934
Altria Group, Inc.:
1.00%, 2/15/2023	EUR	300,000	358,532
2.20%, 6/15/2027	EUR	200,000	253,317
3.13%, 6/15/2031 (b)	EUR	200,000	267,786
American Honda Finance Corp.:
0.35%, 8/26/2022	EUR	100,000	118,058
1.95%, 10/18/2024	EUR	200,000	251,229
American International Group, Inc. 1.88%, 6/21/2027	EUR	200,000	251,704
Amgen, Inc.:
1.25%, 2/25/2022	EUR	200,000	238,118
4.00%, 9/13/2029	GBP	100,000	159,500
Apple, Inc.:
0.50%, 11/15/2031	EUR	300,000	364,063
0.88%, 5/24/2025	EUR	100,000	122,612
Series EMTN, 1.00%, 11/10/2022	EUR	400,000	481,318
Series EMTN, 1.00%, 11/10/2022	EUR	50,000	60,165
1.38%, 1/17/2024	EUR	100,000	123,474
1.38%, 5/24/2029	EUR	300,000	389,244
1.63%, 11/10/2026	EUR	440,000	568,207
2.00%, 9/17/2027	EUR	100,000	133,647
3.05%, 7/31/2029	GBP	100,000	155,741
Series MTN, 3.70%, 8/28/2022	AUD	150,000	114,154
AT&T, Inc.:
0.80%, 3/4/2030	EUR	100,000	115,736
1.30%, 9/5/2023	EUR	100,000	121,067
1.45%, 6/1/2022	EUR	700,000	838,538
1.60%, 5/19/2028	EUR	600,000	744,680
2.35%, 9/5/2029	EUR	200,000	263,411
2.40%, 3/15/2024	EUR	400,000	502,424
2.45%, 3/15/2035	EUR	100,000	130,103
2.50%, 3/15/2023	EUR	400,000	495,259
2.65%, 12/17/2021	EUR	100,000	120,352

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
2.90%, 12/4/2026	GBP	100,000	$141,522
3.15%, 9/4/2036	EUR	403,000	558,977
3.50%, 12/17/2025	EUR	100,000	135,666
3.55%, 12/17/2032	EUR	300,000	438,722
4.25%, 6/1/2043	GBP	100,000	158,453
4.38%, 9/14/2029	GBP	50,000	78,005
4.88%, 6/1/2044	GBP	550,000	950,714
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	210,282
Bank of America Corp.:
Series EMTN, 0.75%, 7/26/2023	EUR	100,000	119,545
Series EMTN, 1.63%, 9/14/2022	EUR	400,000	484,312
Series EMTN, 2.30%, 7/25/2025	GBP	200,000	275,899
Series EMTN, 7.00%, 7/31/2028	GBP	250,000	458,394
Series EMTN, 3 Month USD LIBOR + 0.73%, 0.58%, 8/8/2029 (a)	EUR	100,000	116,588
Series EMTN, 3 Month USD LIBOR + 0.75%, 0.81%, 5/9/2026 (a)	EUR	200,000	239,050
Series EMTN, 3 Month USD LIBOR + 0.89%, 1.66%, 4/25/2028 (a)	EUR	400,000	502,129
Series EMTN, 3 Month USD LIBOR + 0.91%, 1.38%, 5/9/2030 (a)	EUR	300,000	373,041
Series EMTN, 3 Month USD LIBOR + 1.03%, 1.38%, 2/7/2025 (a)	EUR	700,000	852,465
Series EMTN, 3 Month USD LIBOR + 1.20%, 1.78%, 5/4/2027 (a)	EUR	300,000	377,548
Series EMTN, 3 Month USD LIBOR + 3.67%, 3.65%, 3/31/2029 (a)	EUR	200,000	285,744
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	200,000	290,152
2.63%, 6/19/2059	GBP	200,000	313,995
Berkshire Hathaway, Inc.:
Zero Coupon, 3/12/2025	EUR	300,000	350,933
1.13%, 3/16/2027	EUR	300,000	372,741
1.30%, 3/15/2024	EUR	50,000	61,140
1.63%, 3/16/2035	EUR	200,000	267,900
Booking Holdings, Inc.:
0.80%, 3/10/2022	EUR	100,000	118,433
0.80%, 3/10/2022	EUR	100,000	118,433
1.80%, 3/3/2027	EUR	200,000	247,058
2.38%, 9/23/2024	EUR	100,000	125,100
Citigroup, Inc.:
Series EMTN, 0.75%, 10/26/2023	EUR	200,000	238,998
1.25%, 4/10/2029	EUR	200,000	247,875
Security Description		Principal Amount	Value
Series EMTN, 1.38%, 10/27/2021	EUR	100,000	$119,320
Series EMTN, 1.50%, 10/26/2028	EUR	200,000	252,924
1.75%, 1/28/2025	EUR	450,000	561,657
Series EMTN, 2.38%, 5/22/2024	EUR	100,000	126,604
2.75%, 1/24/2024	GBP	100,000	136,635
Series EMTN, 3 Month USD LIBOR + 1.07%, 1.50%, 7/24/2026 (a)	EUR	600,000	738,348
Series EMTN, 3 Month USD LIBOR + 1.66%, 1.25%, 7/6/2026 (a)	EUR	600,000	730,308
Coca-Cola Co.:
0.75%, 3/9/2023	EUR	600,000	716,891
1.13%, 3/9/2027	EUR	300,000	374,398
1.63%, 3/9/2035	EUR	400,000	533,417
1.88%, 9/22/2026	EUR	100,000	130,466
Comcast Corp.:
0.75%, 2/20/2032	EUR	300,000	353,088
1.88%, 2/20/2036	GBP	225,000	299,510
DH Europe Finance II Sarl:
0.20%, 3/18/2026	EUR	100,000	116,832
0.45%, 3/18/2028	EUR	300,000	348,738
0.75%, 9/18/2031	EUR	400,000	461,774
1.35%, 9/18/2039	EUR	200,000	231,756
Digital Euro Finco LLC:
2.50%, 1/16/2026	EUR	100,000	128,769
2.50%, 1/16/2026	EUR	100,000	128,769
Dow Chemical Co. 0.50%, 3/15/2027	EUR	200,000	227,414
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	200,000	254,728
Equinix, Inc.:
2.88%, 10/1/2025	EUR	300,000	356,568
2.88%, 2/1/2026	EUR	100,000	119,391
Exxon Mobil Corp.:
0.14%, 6/26/2024	EUR	500,000	588,537
0.84%, 6/26/2032	EUR	200,000	231,587
1.41%, 6/26/2039	EUR	100,000	115,579
FedEx Corp. 1.63%, 1/11/2027	EUR	200,000	251,036
Fidelity National Information Services, Inc.:
0.75%, 5/21/2023	EUR	100,000	119,383
1.50%, 5/21/2027	EUR	300,000	374,029
2.00%, 5/21/2030	EUR	400,000	516,817
General Electric Co.:
0.88%, 5/17/2025	EUR	400,000	466,588
1.50%, 5/17/2029	EUR	300,000	342,501
2.13%, 5/17/2037	EUR	200,000	227,162
Goldman Sachs Group Inc Series EMTN, 2.00%, 11/1/2028	EUR	300,000	389,909

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Goldman Sachs Group, Inc.:
Series EMTN, 0.13%, 8/19/2024	EUR	200,000	$232,605
Series EMTN, 0.88%, 1/21/2030	EUR	100,000	118,881
Series EMTN, 1.25%, 5/1/2025	EUR	300,000	362,521
Series EMTN, 1.38%, 5/15/2024	EUR	496,000	597,979
Series EMTN, 1.63%, 7/27/2026	EUR	300,000	374,660
Series EMTN, 2.00%, 7/27/2023	EUR	300,000	370,553
Series EMTN, 2.13%, 9/30/2024	EUR	100,000	125,334
Series EMTN, 2.50%, 10/18/2021	EUR	100,000	120,627
Series EMTN, 3.00%, 2/12/2031	EUR	250,000	359,274
Series EMTN, 3.13%, 7/25/2029	GBP	100,000	146,243
Series EMTN, 3.25%, 2/1/2023	EUR	200,000	252,034
3.38%, 3/27/2025	EUR	300,000	397,631
Series EMTN, 4.25%, 1/29/2026	GBP	400,000	594,654
Honeywell International, Inc. 1.30%, 2/22/2023	EUR	200,000	241,896
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	500,000	587,070
0.38%, 1/31/2023	EUR	500,000	592,992
0.65%, 2/11/2032	EUR	300,000	351,407
Series EMTN, 0.88%, 1/31/2025	EUR	100,000	122,016
0.95%, 5/23/2025	EUR	100,000	122,712
1.25%, 5/26/2023	EUR	230,000	279,611
1.50%, 5/23/2029	EUR	100,000	128,845
1.75%, 1/31/2031	EUR	200,000	263,865
Series EMTN, 2.88%, 11/7/2025	EUR	100,000	134,315
Johnson & Johnson:
0.25%, 1/20/2022	EUR	100,000	118,109
1.65%, 5/20/2035	EUR	300,000	424,439
JPMorgan Chase & Co.:
Series EMTN, 0.63%, 1/25/2024	EUR	400,000	476,565
Series EMTN, 1.50%, 10/26/2022	EUR	300,000	363,091
Series EMTN, 1.50%, 1/27/2025	EUR	100,000	124,032
Series EMTN, 1.50%, 10/29/2026	EUR	100,000	126,462
Series EMTN, 2.75%, 8/24/2022	EUR	300,000	370,616
Security Description		Principal Amount	Value
Series EMTN, 2.75%, 2/1/2023	EUR	200,000	$249,532
Series EMTN, 2.88%, 5/24/2028	EUR	100,000	139,157
Series EMTN, 3 Month USD LIBOR + 0.65%, 0.39%, 2/24/2028 (a)	EUR	650,000	753,585
Series EMTN, 3 Month USD LIBOR + 0.76%, 1.09%, 3/11/2027 (a)	EUR	700,000	848,216
Series EMTN, 3 Month USD LIBOR + 0.84%, 1.64%, 5/18/2028 (a)	EUR	600,000	752,912
Series EMTN, 3 Month USD LIBOR + 0.85%, 1.00%, 7/25/2031 (a)	EUR	300,000	361,023
Series EMTN, 3 Month USD LIBOR + 0.87%, 1.05%, 11/4/2032 (a)	EUR	300,000	362,082
Series EMTN, 3 Month USD LIBOR + 0.95%, 1.81%, 6/12/2029 (a)	EUR	100,000	129,185
McDonald's Corp. Series GMTN, 1.00%, 11/15/2023	EUR	200,000	242,525
Medtronic Global Holdings SCA:
0.25%, 7/2/2025	EUR	300,000	354,422
1.13%, 3/7/2027	EUR	500,000	618,169
1.38%, 10/15/2040	EUR	200,000	239,287
1.50%, 7/2/2039	EUR	300,000	367,809
1.75%, 7/2/2049	EUR	100,000	122,981
Merck & Co., Inc.:
1.13%, 10/15/2021	EUR	100,000	118,440
1.88%, 10/15/2026	EUR	200,000	260,465
Metropolitan Life Global Funding I 0.38%, 4/9/2024	EUR	200,000	237,572
Microsoft Corp.:
2.13%, 12/6/2021	EUR	350,000	419,632
3.13%, 12/6/2028	EUR	300,000	443,593
Morgan Stanley:
Series GMTN, 1.00%, 12/2/2022	EUR	100,000	119,886
Series GMTN, 1.38%, 10/27/2026	EUR	50,000	61,997
Series GMTN, 1.75%, 3/11/2024	EUR	300,000	370,622
Series GMTN, 1.75%, 1/30/2025	EUR	300,000	373,708
1.88%, 3/30/2023	EUR	200,000	244,939
Series GMTN, 1.88%, 4/27/2027	EUR	500,000	640,736
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	141,057

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 Month USD LIBOR + 0.75%, 0.64%, 7/26/2024 (a)	EUR	640,000	$759,370
Series EMTN, 3 Month USD LIBOR + 0.83%, 1.34%, 10/23/2026 (a)	EUR	100,000	122,705
Mylan NV Series ., 2.25%, 11/22/2024	EUR	200,000	249,409
PepsiCo, Inc.:
0.25%, 5/6/2024	EUR	100,000	118,710
Series EMTN, 0.50%, 5/6/2028	EUR	300,000	360,994
Pfizer, Inc.:
0.25%, 3/6/2022	EUR	100,000	117,973
Series REGS, 2.74%, 6/15/2043	GBP	300,000	464,863
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	200,000	266,733
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	400,000	488,597
2.00%, 8/16/2022	EUR	100,000	122,219
4.88%, 5/11/2027	EUR	100,000	156,069
Schlumberger Finance B.V. 2.00%, 5/6/2032	EUR	100,000	128,007
Thermo Fisher Scientific, Inc.:
0.75%, 9/12/2024	EUR	148,000	178,140
Series EMTN, 1.88%, 10/1/2049	EUR	200,000	235,972
Toyota Motor Credit Corp.:
Series EMTN, 0.25%, 7/16/2026	EUR	200,000	235,448
Series EMTN, 0.75%, 7/21/2022	EUR	300,000	357,068
Upjohn Finance B.V. 1.91%, 6/23/2032	EUR	200,000	243,970
US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	200,000	241,027
Verizon Communications, Inc.:
0.88%, 4/2/2025	EUR	300,000	363,966
0.88%, 4/8/2027	EUR	100,000	120,934
1.25%, 4/8/2030	EUR	400,000	492,186
1.30%, 5/18/2033	EUR	400,000	488,369
1.38%, 10/27/2026	EUR	100,000	124,962
1.38%, 11/2/2028	EUR	100,000	125,485
2.63%, 12/1/2031	EUR	200,000	280,152
Series 20Y, 2.88%, 1/15/2038	EUR	200,000	289,901
Series EMTN, 3.25%, 2/17/2026	EUR	250,000	340,939
3.38%, 10/27/2036	GBP	100,000	158,153
3.38%, 10/27/2036	GBP	100,000	158,153
Walmart, Inc.:
4.88%, 9/21/2029	EUR	121,000	202,414
Security Description		Principal Amount	Value
5.25%, 9/28/2035	GBP	168,000	$341,099
5.63%, 3/27/2034	GBP	100,000	201,718
Wells Fargo & Co.:
Series EMTN, 0.50%, 4/26/2024	EUR	100,000	117,522
Series EMTN, 0.63%, 3/25/2030	EUR	100,000	113,034
0.63%, 8/14/2030	EUR	200,000	225,227
Series EMTN, 1.00%, 2/2/2027	EUR	300,000	358,001
Series EMTN, 1.13%, 10/29/2021	EUR	100,000	118,921
Series EMTN, 1.38%, 10/26/2026	EUR	300,000	365,838
Series EMTN, 1.50%, 9/12/2022	EUR	100,000	120,420
Series EMTN, 1.50%, 5/24/2027	EUR	800,000	982,334
Series EMTN, 1.63%, 6/2/2025	EUR	400,000	492,384
Series EMTN, 2.00%, 7/28/2025	GBP	200,000	269,756
Series EMTN, 2.00%, 4/27/2026	EUR	400,000	503,752
Series EMTN, 2.13%, 6/4/2024	EUR	100,000	124,381
Series EMTN, 2.25%, 5/2/2023	EUR	100,000	123,576
Series EMTN, 2.63%, 8/16/2022	EUR	550,000	675,311
4.63%, 11/2/2035	GBP	150,000	263,513
Series EMTN, 3 Month USD LIBOR + 1.67%, 1.34%, 5/4/2025 (a)	EUR	400,000	481,596
			60,310,462
TOTAL CORPORATE BONDS & NOTES (Cost $227,259,956)			231,825,972
Shares
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (c) (d)	6,623	6,623

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	570,503	$570,503
TOTAL SHORT-TERM INVESTMENTS (Cost $577,126)		577,126
TOTAL INVESTMENTS — 99.1% (Cost $227,837,082)		232,403,098
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		1,993,567
NET ASSETS — 100.0%		$234,396,665
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$231,825,972	$—	$231,825,972
Short-Term Investments	577,126	—	—	577,126
TOTAL INVESTMENTS	$577,126	$231,825,972	$—	$232,403,098
Sector Breakdown as of September 30, 2020

% of Total Investments
Financial	46.2%
Consumer, Non-cyclical	15.7
Communications	10.6
Consumer, Cyclical	8.3
Energy	5.8
Utilities	4.5
Technology	3.9
Industrial	3.7
Basic Materials	0.9
Diversified	0.2
Short-Term Investments	0.2
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	45,509	$45,509	$67,862,406	$67,901,292	$—	$—	6,623	$6,623	$364
State Street Navigator Securities Lending Portfolio II	—	—	9,914,130	9,343,627	—	—	570,503	570,503	5,671
Total		$45,509	$77,776,536	$77,244,919	$—	$—		$577,126	$6,035
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.6%
AUSTRALIA — 4.6%
Australia Government Bond:
Series 159, 0.25%, 11/21/2024	AUD	2,200,000	$1,576,759
Series 161, 0.25%, 11/21/2025	AUD	1,350,000	962,382
0.50%, 9/21/2026	AUD	1,000,000	718,846
Series 160, 1.00%, 12/21/2030	AUD	1,870,000	1,361,699
Series 163, 1.00%, 11/21/2031	AUD	1,000,000	724,662
Series 158, 1.25%, 5/21/2032	AUD	1,137,000	844,471
Series 157, 1.50%, 6/21/2031	AUD	1,852,000	1,413,889
Series 162, 1.75%, 6/21/2051	AUD	1,250,000	899,737
Series 151, 2.00%, 12/21/2021	AUD	1,240,000	909,129
Series 153, 2.25%, 11/21/2022	AUD	2,185,000	1,635,445
Series 149, 2.25%, 5/21/2028	AUD	2,330,000	1,872,540
Series 155, 2.50%, 5/21/2030	AUD	2,730,000	2,267,366
Series 137, 2.75%, 4/21/2024	AUD	2,640,000	2,063,615
Series 148, 2.75%, 11/21/2027	AUD	1,350,000	1,115,419
Series 148, 2.75%, 11/21/2027	AUD	970,000	801,449
Series 152, 2.75%, 11/21/2028	AUD	2,635,000	2,198,815
Series 154, 2.75%, 11/21/2029	AUD	2,615,000	2,203,751
Series 145, 2.75%, 6/21/2035	AUD	674,000	589,778
Series 156, 2.75%, 5/21/2041	AUD	525,000	459,623
Series 150, 3.00%, 3/21/2047	AUD	1,205,000	1,116,529
Series 139, 3.25%, 4/21/2025	AUD	2,632,000	2,139,057
Series 138, 3.25%, 4/21/2029	AUD	3,128,000	2,713,750
Series 147, 3.25%, 6/21/2039	AUD	925,000	863,323
Series 144, 3.75%, 4/21/2037	AUD	1,114,000	1,095,463
Series 142, 4.25%, 4/21/2026	AUD	3,015,000	2,618,701
Series 140, 4.50%, 4/21/2033	AUD	1,410,000	1,435,274
Security Description		Principal Amount	Value
Series 136, 4.75%, 4/21/2027	AUD	2,515,000	$2,297,235
Series 133, 5.50%, 4/21/2023	AUD	2,755,000	2,242,778
Series 128, 5.75%, 7/15/2022	AUD	2,005,000	1,580,295
			42,721,780
AUSTRIA — 2.9%
Austria Government Bond:
0.01%, 9/20/2022 (a)	EUR	590,000	700,680
0.01%, 4/20/2023 (a)	EUR	500,000	595,964
0.01%, 7/15/2023 (a)	EUR	815,000	972,966
0.01%, 7/15/2024 (a)	EUR	350,000	420,523
0.01%, 2/20/2030 (a)	EUR	467,000	565,907
0.50%, 4/20/2027 (a)	EUR	740,000	927,203
0.50%, 2/20/2029 (a)	EUR	1,046,000	1,324,062
0.75%, 10/20/2026 (a)	EUR	1,941,000	2,461,322
0.75%, 2/20/2028 (a)	EUR	908,000	1,164,003
0.75%, 3/20/2051 (a)	EUR	250,000	342,973
0.85%, 6/30/2120 (a)	EUR	200,000	288,288
1.20%, 10/20/2025 (a)	EUR	864,000	1,108,509
1.50%, 2/20/2047 (a)	EUR	435,000	693,016
1.50%, 11/2/2086 (a)	EUR	210,000	398,566
Series 1, 1.65%, 10/21/2024 (a)	EUR	850,000	1,091,275
1.75%, 10/20/2023 (a)	EUR	1,226,000	1,544,083
2.10%, 9/20/2117 (a)	EUR	530,000	1,317,026
2.40%, 5/23/2034 (a)	EUR	685,000	1,088,738
3.15%, 6/20/2044 (a)	EUR	709,000	1,441,933
3.40%, 11/22/2022 (a)	EUR	1,002,000	1,277,984
3.65%, 4/20/2022 (a)	EUR	704,000	880,527
3.80%, 1/26/2062 (a)	EUR	472,000	1,322,921
4.15%, 3/15/2037 (a)	EUR	1,285,000	2,569,090
4.85%, 3/15/2026 (a)	EUR	880,000	1,346,457
6.25%, 7/15/2027	EUR	825,000	1,421,207
			27,265,223
BELGIUM — 4.5%
Belgium Government Bond:
Series 91, 0.01%, 10/22/2027 (a)	EUR	550,000	666,496
Series 89, 0.10%, 6/22/2030	EUR	950,000	1,156,866
Series 79, 0.20%, 10/22/2023 (a)	EUR	655,000	788,440
Series 90, 0.40%, 6/22/2040 (a)	EUR	400,000	487,490
Series 82, 0.50%, 10/22/2024 (a)	EUR	1,070,000	1,313,321
Series 74, 0.80%, 6/22/2025 (a)	EUR	1,301,000	1,628,784
Series 81, 0.80%, 6/22/2027 (a)	EUR	1,300,000	1,659,237

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,566,000	$2,015,254
Series 87, 0.90%, 6/22/2029 (a)	EUR	1,467,000	1,913,156
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,090,000	1,393,599
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,180,000	1,567,500
Series 86, 1.25%, 4/22/2033	EUR	580,000	801,338
Series 84, 1.45%, 6/22/2037 (a)	EUR	420,000	606,510
Series 78, 1.60%, 6/22/2047 (a)	EUR	1,035,000	1,597,633
Series 88, 1.70%, 6/22/2050 (a)	EUR	600,000	961,217
Series 76, 1.90%, 6/22/2038 (a)	EUR	695,000	1,072,913
Series 80, 2.15%, 6/22/2066 (a)	EUR	555,000	1,091,346
Series 68, 2.25%, 6/22/2023	EUR	1,206,000	1,527,637
Series 83, 2.25%, 6/22/2057 (a)	EUR	594,000	1,121,094
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,146,000	1,508,346
Series 73, 3.00%, 6/22/2034 (a)	EUR	835,000	1,397,158
Series 71, 3.75%, 6/22/2045	EUR	695,000	1,483,123
Series 48, 4.00%, 3/28/2022	EUR	1,150,000	1,442,806
Series 66, 4.00%, 3/28/2032	EUR	859,000	1,499,437
Series 65, 4.25%, 9/28/2022 (a)	EUR	1,240,000	1,597,649
Series 60, 4.25%, 3/28/2041 (a)	EUR	1,380,000	2,928,690
Series 64, 4.50%, 3/28/2026 (a)	EUR	911,000	1,370,477
Series 44, 5.00%, 3/28/2035 (a)	EUR	1,402,000	2,858,415
Series 31, 5.50%, 3/28/2028	EUR	1,715,000	2,923,948
			42,379,880
CANADA — 4.6%
Canadian Government Bond:
0.25%, 8/1/2022	CAD	1,130,000	846,356
0.25%, 11/1/2022	CAD	410,000	307,073
0.50%, 3/1/2022	CAD	2,670,000	2,007,212
0.50%, 9/1/2025	CAD	3,160,000	2,382,249
1.00%, 9/1/2022	CAD	2,230,000	1,694,282
1.00%, 6/1/2027	CAD	1,249,000	972,869
1.25%, 11/1/2021	CAD	1,240,000	938,910
1.25%, 3/1/2025	CAD	1,470,000	1,145,362
Security Description		Principal Amount	Value
1.25%, 6/1/2030	CAD	2,669,000	$2,129,006
1.50%, 2/1/2022	CAD	1,510,000	1,149,985
1.50%, 5/1/2022	CAD	1,640,000	1,252,772
1.50%, 6/1/2023	CAD	1,585,000	1,225,911
1.50%, 9/1/2024	CAD	1,880,000	1,473,951
1.50%, 6/1/2026	CAD	1,453,000	1,157,690
1.75%, 3/1/2023	CAD	2,362,000	1,832,360
2.00%, 9/1/2023	CAD	1,865,000	1,466,477
2.00%, 6/1/2028	CAD	1,350,000	1,129,149
2.00%, 12/1/2051	CAD	1,680,000	1,552,719
2.25%, 3/1/2024	CAD	1,523,000	1,216,519
2.25%, 6/1/2025	CAD	810,000	659,867
2.25%, 6/1/2029	CAD	1,235,000	1,062,114
2.50%, 6/1/2024	CAD	2,180,000	1,763,862
2.75%, 6/1/2022	CAD	1,520,000	1,185,822
2.75%, 12/1/2048	CAD	1,293,000	1,356,762
2.75%, 12/1/2064	CAD	535,000	631,426
3.50%, 12/1/2045	CAD	1,646,000	1,897,752
4.00%, 6/1/2041	CAD	1,408,000	1,651,737
5.00%, 6/1/2037	CAD	1,020,000	1,254,598
Series WL43, 5.75%, 6/1/2029	CAD	1,220,000	1,318,495
5.75%, 6/1/2033	CAD	1,620,000	1,951,034
Series A55, 8.00%, 6/1/2023	CAD	390,000	351,822
Series VW17, 8.00%, 6/1/2027	CAD	1,070,000	1,199,978
Series A-76, 9.00%, 6/1/2025	CAD	330,000	345,616
			42,511,737
CHILE — 0.3%
Bonos de la Tesoreria de la Republica en pesos:
2.50%, 3/1/2025	CLP	65,000,000	86,705
4.00%, 3/1/2023 (a)	CLP	225,000,000	308,741
4.50%, 3/1/2026	CLP	310,000,000	451,768
4.70%, 9/1/2030 (a)	CLP	280,000,000	417,439
5.00%, 3/1/2035	CLP	355,000,000	538,861
5.10%, 7/15/2050	CLP	95,000,000	151,182
Series 10YR, 6.00%, 1/1/2022	CLP	20,000,000	27,087
Series 30YR, 6.00%, 1/1/2043	CLP	280,000,000	487,149
			2,468,932
CHINA — 4.1%
China Government Bond:
Series 1904, 3.19%, 4/11/2024	CNY	7,300,000	1,083,435
Series 1907, 3.25%, 6/6/2026	CNY	17,500,000	2,596,385
Series 1827, 3.25%, 11/22/2028	CNY	59,000,000	8,706,498
Series 1823, 3.29%, 10/18/2023	CNY	111,200,000	16,542,433

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 1824, 4.08%, 10/22/2048	CNY	63,430,000	$9,696,242
			38,624,993
COLOMBIA — 0.6%
Colombian TES:
Series B, 6.00%, 4/28/2028	COP	3,000,000,000	822,283
Series B, 7.00%, 5/4/2022	COP	4,500,000,000	1,248,786
Series B, 7.00%, 6/30/2032	COP	6,500,000,000	1,824,733
Series B, 7.50%, 8/26/2026	COP	6,000,000,000	1,793,630
			5,689,432
CYPRUS — 0.1%
Cyprus Government International Bond:
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	119,461
Series EMTN, 2.38%, 9/25/2028	EUR	250,000	337,461
Series EMTN, 2.75%, 6/27/2024	EUR	50,000	64,147
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	142,771
Series EMTN, 2.75%, 5/3/2049	EUR	100,000	153,434
Series EMTN, 3.75%, 7/26/2023	EUR	110,000	142,523
Series EMTN, 3.88%, 5/6/2022	EUR	130,000	162,103
Series EMTN, 4.25%, 11/4/2025	EUR	100,000	141,507
Series EMTN, 4.25%, 11/4/2025	EUR	70,000	99,055
			1,362,462
CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
Series 126, 0.10%, 4/17/2022	CZK	650,000	28,124
Series 100, 0.25%, 2/10/2027	CZK	11,360,000	478,702
Series 97, 0.45%, 10/25/2023	CZK	9,450,000	411,403
Series 94, 0.95%, 5/15/2030	CZK	10,730,000	468,603
Series 95, 1.00%, 6/26/2026	CZK	10,420,000	461,255
Series 121, 1.20%, 3/13/2031	CZK	7,000,000	310,869
Series 120, 1.25%, 2/14/2025	CZK	8,500,000	380,245
Security Description		Principal Amount	Value
Series 125, 1.50%, 4/24/2040	CZK	800,000	$35,295
Series 103, 2.00%, 10/13/2033	CZK	9,500,000	459,737
Series 89, 2.40%, 9/17/2025	CZK	10,440,000	493,974
Series 78, 2.50%, 8/25/2028	CZK	9,350,000	458,836
Series 105, 2.75%, 7/23/2029	CZK	9,370,000	473,322
Series 49, 4.20%, 12/4/2036	CZK	4,530,000	287,898
Series 52, 4.70%, 9/12/2022	CZK	8,460,000	399,191
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	130,908
Series 58, 5.70%, 5/25/2024	CZK	9,490,000	491,954
			5,770,316
DENMARK — 1.1%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2022 (a)	DKK	2,090,000	335,217
Series 30Y, 0.25%, 11/15/2052 (a)	DKK	1,000,000	168,080
Series 10Y, 0.50%, 11/15/2027	DKK	7,268,000	1,227,525
Series 10YR, 0.50%, 11/15/2029 (a)	DKK	6,475,000	1,106,199
1.50%, 11/15/2023	DKK	5,955,000	1,000,513
1.75%, 11/15/2025	DKK	5,883,000	1,038,597
3.00%, 11/15/2021	DKK	6,165,000	1,009,923
4.50%, 11/15/2039	DKK	13,555,000	4,061,161
7.00%, 11/10/2024	DKK	670,000	138,922
			10,086,137
ESTONIA — 0.0% (b)
Estonia Government International Bond 0.13%, 6/10/2030	EUR	100,000	118,848
FINLAND — 1.2%
Finland Government Bond:
Series 5Y, 0.01%, 4/15/2022 (a)	EUR	335,000	396,691
0.01%, 9/15/2023 (a)	EUR	595,000	711,542
0.01%, 9/15/2024 (a)	EUR	455,000	547,313
0.13%, 4/15/2036 (a)	EUR	250,000	303,733
0.25%, 9/15/2040 (a)	EUR	250,000	307,938
0.50%, 4/15/2026 (a)	EUR	531,000	660,906
0.50%, 9/15/2027 (a)	EUR	590,000	741,169
0.50%, 9/15/2028 (a)	EUR	512,000	646,811
0.50%, 9/15/2029 (a)	EUR	450,000	570,731
0.75%, 4/15/2031 (a)	EUR	410,000	535,538
0.88%, 9/15/2025 (a)	EUR	393,000	495,614

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
1.13%, 4/15/2034 (a)	EUR	443,000	$612,881
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	289,000	457,588
1.50%, 4/15/2023 (a)	EUR	430,000	532,276
1.63%, 9/15/2022 (a)	EUR	440,000	539,264
2.00%, 4/15/2024 (a)	EUR	497,000	638,407
2.63%, 7/4/2042 (a)	EUR	534,000	987,623
2.75%, 7/4/2028 (a)	EUR	565,000	831,405
4.00%, 7/4/2025 (a)	EUR	561,000	805,677
			11,323,107
FRANCE — 4.9%
France Government Bond OAT:
0.01%, 2/25/2022	EUR	435,000	514,775
0.01%, 5/25/2022	EUR	677,000	802,381
0.01%, 2/25/2023	EUR	530,000	631,019
0.01%, 3/25/2023	EUR	1,006,000	1,198,797
0.01%, 3/25/2024	EUR	900,000	1,078,826
0.01%, 3/25/2025	EUR	1,005,000	1,210,979
0.01%, 2/25/2026	EUR	500,000	603,774
0.01%, 11/25/2029	EUR	931,000	1,123,835
0.01%, 11/25/2030	EUR	150,000	180,288
0.25%, 11/25/2026	EUR	847,000	1,040,871
0.50%, 5/25/2025	EUR	870,000	1,073,318
0.50%, 5/25/2026	EUR	768,000	954,811
0.50%, 5/25/2029	EUR	713,000	899,388
0.50%, 5/25/2040 (a)	EUR	150,000	186,793
0.75%, 5/25/2028	EUR	758,000	969,998
0.75%, 11/25/2028	EUR	821,000	1,054,197
0.75%, 5/25/2052 (a)	EUR	200,000	256,195
1.00%, 11/25/2025	EUR	720,000	914,339
1.00%, 5/25/2027	EUR	670,000	864,743
1.25%, 5/25/2034	EUR	835,000	1,156,913
1.25%, 5/25/2036 (a)	EUR	660,000	923,653
1.50%, 5/25/2031	EUR	1,095,000	1,524,080
1.50%, 5/25/2050 (a)	EUR	530,000	814,841
1.75%, 5/25/2023	EUR	905,000	1,129,402
1.75%, 11/25/2024	EUR	800,000	1,031,700
1.75%, 6/25/2039 (a)	EUR	550,000	842,316
1.75%, 5/25/2066 (a)	EUR	285,000	502,841
2.00%, 5/25/2048 (a)	EUR	599,000	1,010,046
2.25%, 10/25/2022	EUR	990,000	1,230,800
2.25%, 5/25/2024	EUR	740,000	960,195
2.50%, 5/25/2030	EUR	1,074,000	1,605,278
2.75%, 10/25/2027	EUR	1,115,000	1,611,898
3.00%, 4/25/2022	EUR	990,000	1,227,445
3.25%, 10/25/2021	EUR	735,000	897,620
3.25%, 5/25/2045	EUR	585,000	1,171,257
3.50%, 4/25/2026	EUR	810,000	1,168,937
4.00%, 10/25/2038	EUR	570,000	1,142,020
4.00%, 4/25/2055 (a)	EUR	424,000	1,065,412
4.00%, 4/25/2060	EUR	382,000	1,015,449
4.25%, 10/25/2023	EUR	1,050,000	1,418,684
4.50%, 4/25/2041	EUR	810,000	1,785,222
4.75%, 4/25/2035	EUR	615,000	1,231,119
Security Description		Principal Amount	Value
5.50%, 4/25/2029	EUR	755,000	$1,339,765
5.75%, 10/25/2032	EUR	745,000	1,508,360
6.00%, 10/25/2025	EUR	700,000	1,100,808
8.50%, 4/25/2023	EUR	110,000	159,588
			46,134,976
GERMANY — 4.6%
Bundesrepublik Deutschland:
0.01%, 12/10/2021	EUR	400,000	472,841
0.01%, 3/11/2022	EUR	200,000	236,807
0.01%, 6/10/2022	EUR	250,000	296,575
0.01%, 8/15/2026	EUR	687,000	840,077
0.01%, 8/15/2029	EUR	800,000	987,923
0.01%, 8/15/2030	EUR	600,000	740,848
0.01%, 8/15/2050	EUR	400,000	482,360
0.25%, 2/15/2027	EUR	882,000	1,098,407
0.25%, 8/15/2028	EUR	630,000	791,726
0.50%, 8/15/2027	EUR	820,000	1,041,673
0.50%, 2/15/2028	EUR	595,000	758,813
1.25%, 8/15/2048	EUR	699,000	1,136,936
Series 98, 4.75%, 7/4/2028	EUR	419,000	702,931
Series 08, 4.75%, 7/4/2040	EUR	100,000	237,785
Series 94, 6.25%, 1/4/2024	EUR	465,000	671,361
Federal Republic of Germany:
Series 174, 0.01%, 10/8/2021	EUR	450,000	531,139
Series 175, 0.01%, 4/8/2022	EUR	545,000	645,716
Series 176, 0.01%, 10/7/2022	EUR	510,000	606,673
Series 177, 0.01%, 4/14/2023	EUR	965,000	1,152,880
Series 178, 0.01%, 10/13/2023	EUR	605,000	725,632
Series 179, 0.01%, 4/5/2024	EUR	550,000	661,933
Series 180, 0.01%, 10/18/2024	EUR	800,000	966,240
Series 181, 0.01%, 4/11/2025	EUR	550,000	666,468
0.01%, 2/15/2030	EUR	831,000	1,026,363
0.01%, 5/15/2035	EUR	300,000	368,619
0.25%, 2/15/2029	EUR	866,000	1,090,964
0.50%, 2/15/2025	EUR	798,000	987,396
0.50%, 2/15/2026	EUR	1,173,000	1,467,744
1.00%, 8/15/2024	EUR	565,000	707,886
1.00%, 8/15/2025	EUR	868,000	1,105,258
1.50%, 9/4/2022	EUR	520,000	635,938
1.50%, 2/15/2023	EUR	560,000	691,809
1.50%, 5/15/2023	EUR	695,000	863,153
1.50%, 5/15/2024	EUR	574,000	728,646
1.75%, 7/4/2022	EUR	650,000	795,227

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
1.75%, 2/15/2024	EUR	650,000	$827,301
2.00%, 1/4/2022	EUR	650,000	788,481
2.00%, 8/15/2023	EUR	550,000	696,296
2.50%, 7/4/2044	EUR	782,000	1,521,058
2.50%, 8/15/2046	EUR	829,000	1,653,627
3.25%, 7/4/2042	EUR	614,000	1,283,972
Series 05, 4.00%, 1/4/2037	EUR	742,000	1,504,980
Series 2007, 4.25%, 7/4/2039	EUR	450,000	992,824
Series 03, 4.75%, 7/4/2034	EUR	655,000	1,332,858
Series 08, 4.75%, 7/4/2040	EUR	493,000	1,172,280
Series 00, 5.50%, 1/4/2031	EUR	590,000	1,133,636
Series 98, 5.63%, 1/4/2028	EUR	425,000	732,254
Series 00, 6.25%, 1/4/2030	EUR	683,000	1,323,732
Series 97, 6.50%, 7/4/2027	EUR	350,000	615,129
			42,501,175
HONG KONG — 0.1%
Hong Kong Government Bond Programme:
1.10%, 1/17/2023	HKD	1,700,000	224,010
1.16%, 5/18/2022	HKD	750,000	98,331
1.25%, 6/29/2027	HKD	450,000	61,679
1.68%, 1/21/2026	HKD	450,000	62,429
1.89%, 3/2/2032	HKD	300,000	44,171
1.97%, 1/17/2029	HKD	400,000	58,191
2.02%, 3/7/2034	HKD	300,000	45,080
2.22%, 8/7/2024	HKD	850,000	118,078
			711,969
HUNGARY — 0.5%
Hungary Government Bond:
Series 25/C, 1.00%, 11/26/2025	HUF	7,000,000	21,894
Series 22/C, 1.50%, 8/24/2022	HUF	42,500,000	138,301
Series 23/C, 1.50%, 8/23/2023	HUF	46,000,000	148,952
Series 22/B, 1.75%, 10/26/2022	HUF	89,020,000	290,934
Series 21/B, 2.50%, 10/27/2021	HUF	48,950,000	160,883
Series 24/C, 2.50%, 10/24/2024	HUF	92,000,000	309,544
Series 26/D, 2.75%, 12/22/2026	HUF	84,930,000	287,944
Series 24/B, 3.00%, 6/26/2024	HUF	118,130,000	402,521
Security Description		Principal Amount	Value
Series 27/A, 3.00%, 10/27/2027	HUF	156,260,000	$540,342
Series 30/A, 3.00%, 8/21/2030	HUF	136,000,000	469,496
Series 38/A, 3.00%, 10/27/2038	HUF	6,500,000	21,206
Series 31/A, 3.25%, 10/22/2031	HUF	27,000,000	93,767
Series 25/B, 5.50%, 6/24/2025	HUF	113,650,000	433,177
Series 23/A, 6.00%, 11/24/2023	HUF	99,460,000	366,009
Series 28/A, 6.75%, 10/22/2028	HUF	92,270,000	402,919
Series 22/A, 7.00%, 6/24/2022	HUF	54,000,000	192,946
			4,280,835
INDONESIA — 1.9%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	33,921,000,000	2,314,744
Series FR64, 6.13%, 5/15/2028	IDR	61,260,000,000	3,960,492
Series FR65, 6.63%, 5/15/2033	IDR	60,700,000,000	3,885,534
Series FR59, 7.00%, 5/15/2027	IDR	29,050,000,000	2,010,853
Series FR75, 7.50%, 5/15/2038	IDR	41,400,000,000	2,758,609
Series FR70, 8.38%, 3/15/2024	IDR	34,420,000,000	2,515,112
			17,445,344
IRELAND — 1.6%
Ireland Government Bond:
0.01%, 10/18/2022	EUR	425,000	503,963
0.20%, 5/15/2027	EUR	600,000	730,520
0.20%, 10/18/2030	EUR	200,000	243,076
0.40%, 5/15/2035	EUR	500,000	613,587
0.80%, 3/15/2022	EUR	595,000	711,333
0.90%, 5/15/2028	EUR	768,000	984,792
1.00%, 5/15/2026	EUR	1,000,000	1,270,203
1.10%, 5/15/2029	EUR	900,000	1,180,341
1.30%, 5/15/2033	EUR	357,000	489,295
1.35%, 3/18/2031	EUR	807,000	1,094,728
1.50%, 5/15/2050	EUR	500,000	756,526
1.70%, 5/15/2037	EUR	635,000	933,822
2.00%, 2/18/2045	EUR	665,000	1,087,761
2.40%, 5/15/2030	EUR	750,000	1,101,858
3.40%, 3/18/2024	EUR	764,000	1,020,257
3.90%, 3/20/2023	EUR	615,000	801,220
5.40%, 3/13/2025	EUR	969,000	1,439,690
			14,962,972

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
ISRAEL — 0.8%
Israel Government Bond:
Series 0722, 0.75%, 7/31/2022	ILS	1,270,000	$374,062
Series 0330, 1.00%, 3/31/2030	ILS	1,575,000	472,324
Series 1122, 1.25%, 11/30/2022	ILS	930,000	278,510
Series 1123, 1.50%, 11/30/2023	ILS	1,690,000	514,211
Series 0825, 1.75%, 8/31/2025	ILS	1,904,000	595,345
Series 0327, 2.00%, 3/31/2027	ILS	1,490,000	478,857
Series 0928, 2.25%, 9/28/2028	ILS	2,300,000	760,002
Series 0324, 3.75%, 3/31/2024	ILS	1,517,000	497,726
Series 0347, 3.75%, 3/31/2047	ILS	1,735,000	725,462
Series 0323, 4.25%, 3/31/2023	ILS	1,469,000	473,292
Series 0122, 5.50%, 1/31/2022	ILS	1,477,500	463,096
Series 0142, 5.50%, 1/31/2042	ILS	1,955,000	994,266
Series 1026, 6.25%, 10/30/2026	ILS	2,090,000	825,121
			7,452,274
ITALY — 4.5%
Italy Buoni Poliennali Del Tesoro:
0.35%, 11/1/2021	EUR	175,000	206,620
0.35%, 2/1/2025	EUR	475,000	561,465
0.65%, 10/15/2023	EUR	370,000	443,036
0.90%, 8/1/2022	EUR	370,000	442,735
0.95%, 3/1/2023	EUR	435,000	523,250
0.95%, 3/15/2023	EUR	365,000	439,060
1.00%, 7/15/2022	EUR	400,000	479,246
1.20%, 4/1/2022	EUR	585,000	700,592
1.25%, 12/1/2026	EUR	688,000	847,037
1.35%, 4/1/2030	EUR	500,000	616,542
1.45%, 11/15/2024	EUR	334,000	412,894
1.45%, 5/15/2025	EUR	350,000	433,412
1.45%, 3/1/2036 (a)	EUR	400,000	483,474
1.60%, 6/1/2026	EUR	393,000	492,466
1.65%, 12/1/2030 (a)	EUR	400,000	504,662
1.75%, 7/1/2024	EUR	400,000	498,203
1.85%, 5/15/2024	EUR	355,000	443,183
2.00%, 2/1/2028	EUR	570,000	735,856
2.05%, 8/1/2027	EUR	290,000	374,654
2.20%, 6/1/2027	EUR	485,000	631,738
2.25%, 9/1/2036 (a)	EUR	295,000	395,573
2.30%, 10/15/2021	EUR	215,000	258,894
Series 5Y, 2.45%, 10/1/2023	EUR	385,000	485,075
Security Description		Principal Amount	Value
2.45%, 9/1/2033 (a)	EUR	470,000	$641,313
2.50%, 11/15/2025	EUR	978,000	1,275,185
2.80%, 12/1/2028	EUR	558,000	765,511
2.80%, 3/1/2067 (a)	EUR	245,000	356,524
2.95%, 9/1/2038 (a)	EUR	327,000	478,190
3.00%, 8/1/2029	EUR	470,000	658,670
3.10%, 3/1/2040 (a)	EUR	300,000	447,698
3.45%, 3/1/2048 (a)	EUR	446,000	723,469
3.85%, 9/1/2049 (a)	EUR	280,000	486,068
7.25%, 11/1/2026	EUR	316,000	521,815
9.00%, 11/1/2023	EUR	250,000	374,774
Italy Certificati di Credito del Tesoro 0.01%, 11/29/2021	EUR	100,000	117,594
Republic of Italy:
0.05%, 1/15/2023 (a)	EUR	300,000	353,306
0.30%, 8/15/2023 (a)	EUR	250,000	296,006
0.60%, 6/15/2023	EUR	350,000	418,161
1.35%, 4/15/2022	EUR	550,000	660,437
1.45%, 9/15/2022	EUR	360,000	435,663
1.50%, 6/1/2025	EUR	354,000	439,670
1.65%, 3/1/2032 (a)	EUR	460,000	580,130
1.85%, 7/1/2025 (a)	EUR	250,000	315,091
2.00%, 12/1/2025	EUR	407,000	518,934
2.10%, 7/15/2026	EUR	150,000	192,938
2.15%, 12/15/2021	EUR	500,000	603,450
Series CAC, 2.45%, 9/1/2050 (a)	EUR	200,000	272,533
2.50%, 12/1/2024	EUR	420,000	540,295
2.70%, 3/1/2047 (a)	EUR	335,000	478,241
3.25%, 9/1/2046 (a)	EUR	360,000	562,027
3.35%, 3/1/2035 (a)	EUR	300,000	451,986
3.50%, 3/1/2030 (a)	EUR	770,000	1,125,796
3.75%, 9/1/2024	EUR	430,000	575,489
4.00%, 2/1/2037 (a)	EUR	640,000	1,043,224
4.50%, 5/1/2023	EUR	430,000	564,248
4.50%, 3/1/2024	EUR	505,000	682,142
4.50%, 3/1/2026 (a)	EUR	494,000	707,644
4.75%, 8/1/2023 (a)	EUR	530,000	706,154
4.75%, 9/1/2028 (a)	EUR	931,000	1,435,639
4.75%, 9/1/2044 (a)	EUR	415,000	786,664
5.00%, 3/1/2022	EUR	585,000	737,224
5.00%, 3/1/2025 (a)	EUR	550,000	781,237
5.00%, 8/1/2034 (a)	EUR	452,000	789,038
5.00%, 8/1/2039 (a)	EUR	510,000	950,819
5.00%, 9/1/2040 (a)	EUR	470,000	882,287
5.25%, 11/1/2029	EUR	757,000	1,238,541
5.50%, 9/1/2022	EUR	400,000	520,329
5.50%, 11/1/2022	EUR	650,000	851,747
5.75%, 2/1/2033	EUR	544,000	983,599
6.00%, 5/1/2031	EUR	550,000	975,692
6.50%, 11/1/2027	EUR	430,000	710,171
			42,423,030

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
JAPAN — 23.0%
Government of Japan 5 Year Bond:
Series 130, 0.10%, 12/20/2021	JPY	215,150,000	$2,044,873
Series 131, 0.10%, 3/20/2022	JPY	164,800,000	1,567,248
Series 132, 0.10%, 6/20/2022	JPY	187,000,000	1,779,468
Series 133, 0.10%, 9/20/2022	JPY	146,150,000	1,391,520
Series 134, 0.10%, 12/20/2022	JPY	172,150,000	1,639,952
Series 135, 0.10%, 3/20/2023	JPY	187,300,000	1,785,056
Series 136, 0.10%, 6/20/2023	JPY	235,000,000	2,240,929
Series 137, 0.10%, 9/20/2023	JPY	188,200,000	1,795,417
Series 138, 0.10%, 12/20/2023	JPY	286,000,000	2,729,968
Series 139, 0.10%, 3/20/2024	JPY	275,000,000	2,626,455
Series 140, 0.10%, 6/20/2024	JPY	153,000,000	1,462,206
Series 141, 0.10%, 9/20/2024	JPY	171,550,000	1,640,430
Series 142, 0.10%, 12/20/2024	JPY	150,000,000	1,435,369
Series 143, 0.10%, 3/20/2025	JPY	183,000,000	1,751,671
Series 144, 0.10%, 6/20/2025	JPY	208,000,000	1,990,911
Government of Japan 10 Year Bond:
Series 342, 0.10%, 3/20/2026	JPY	180,500,000	1,729,947
Series 343, 0.10%, 6/20/2026	JPY	190,000,000	1,821,843
Series 344, 0.10%, 9/20/2026	JPY	205,550,000	1,972,037
Series 345, 0.10%, 12/20/2026	JPY	192,250,000	1,845,731
Series 346, 0.10%, 3/20/2027	JPY	297,250,000	2,854,930
Series 347, 0.10%, 6/20/2027	JPY	157,000,000	1,508,378
Series 348, 0.10%, 9/20/2027	JPY	189,000,000	1,816,642
Series 349, 0.10%, 12/20/2027	JPY	220,200,000	2,116,115
Series 350, 0.10%, 3/20/2028	JPY	277,550,000	2,667,115
Series 351, 0.10%, 6/20/2028	JPY	197,500,000	1,897,445
Series 352, 0.10%, 9/20/2028	JPY	136,150,000	1,307,584
Security Description		Principal Amount	Value
Series 353, 0.10%, 12/20/2028	JPY	165,000,000	$1,583,753
Series 354, 0.10%, 3/20/2029	JPY	160,000,000	1,534,775
Series 355, 0.10%, 6/20/2029	JPY	210,000,000	2,012,482
Series 356, 0.10%, 9/20/2029	JPY	325,000,000	3,111,660
Series 357, 0.10%, 12/20/2029	JPY	265,000,000	2,535,819
Series 358, 0.10%, 3/20/2030	JPY	92,500,000	884,285
Series 359, 0.10%, 6/20/2030	JPY	275,000,000	2,625,959
Series 337, 0.30%, 12/20/2024	JPY	116,750,000	1,126,577
Series 341, 0.30%, 12/20/2025	JPY	354,150,000	3,428,238
Series 338, 0.40%, 3/20/2025	JPY	214,450,000	2,080,082
Series 339, 0.40%, 6/20/2025	JPY	217,500,000	2,111,232
Series 340, 0.40%, 9/20/2025	JPY	347,150,000	3,373,503
Series 335, 0.50%, 9/20/2024	JPY	219,250,000	2,129,362
Series 336, 0.50%, 12/20/2024	JPY	98,700,000	960,335
Series 328, 0.60%, 3/20/2023	JPY	226,550,000	2,185,382
Series 331, 0.60%, 9/20/2023	JPY	77,000,000	745,447
Series 332, 0.60%, 12/20/2023	JPY	245,000,000	2,375,964
Series 333, 0.60%, 3/20/2024	JPY	238,250,000	2,314,567
Series 334, 0.60%, 6/20/2024	JPY	252,950,000	2,461,882
Series 326, 0.70%, 12/20/2022	JPY	85,000,000	820,351
Series 324, 0.80%, 6/20/2022	JPY	89,950,000	866,207
Series 325, 0.80%, 9/20/2022	JPY	226,500,000	2,186,188
Series 327, 0.80%, 12/20/2022	JPY	120,600,000	1,166,470
Series 329, 0.80%, 6/20/2023	JPY	254,400,000	2,471,631
Series 330, 0.80%, 9/20/2023	JPY	195,750,000	1,906,119
Series 322, 0.90%, 3/20/2022	JPY	88,150,000	848,104
Series 323, 0.90%, 6/20/2022	JPY	95,500,000	921,209
Series 320, 1.00%, 12/20/2021	JPY	120,650,000	1,159,214

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 321, 1.00%, 3/20/2022	JPY	170,000,000	$1,637,948
Series 319, 1.10%, 12/20/2021	JPY	100,000,000	961,963
Government of Japan 2 Year Bond:
Series 405, 0.10%, 10/1/2021	JPY	85,750,000	814,580
Series 406, 0.10%, 11/1/2021	JPY	50,000,000	475,078
Series 407, 0.10%, 12/1/2021	JPY	150,000,000	1,425,604
Series 408, 0.10%, 1/1/2022	JPY	102,000,000	969,623
Series 409, 0.10%, 2/1/2022	JPY	40,000,000	380,324
Series 410, 0.10%, 3/1/2022	JPY	50,000,000	475,571
Series 411, 0.10%, 4/1/2022	JPY	47,000,000	447,282
Series 412, 0.10%, 5/1/2022	JPY	50,000,000	476,016
Series 413, 0.10%, 6/1/2022	JPY	50,000,000	475,969
Series 416, 0.10%, 9/1/2022	JPY	91,000,000	866,445
Government of Japan 20 Year Bond:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	1,166,133
Series 169, 0.30%, 6/20/2039	JPY	60,000,000	560,349
Series 170, 0.30%, 9/20/2039	JPY	140,000,000	1,307,003
Series 171, 0.30%, 12/20/2039	JPY	60,000,000	559,342
Series 156, 0.40%, 3/20/2036	JPY	93,900,000	907,137
Series 168, 0.40%, 3/20/2039	JPY	100,000,000	952,563
Series 172, 0.40%, 3/20/2040	JPY	45,000,000	426,828
Series 173, 0.40%, 6/20/2040	JPY	60,000,000	568,172
Series 158, 0.50%, 9/20/2036	JPY	90,300,000	883,140
Series 164, 0.50%, 3/20/2038	JPY	95,000,000	924,461
Series 165, 0.50%, 6/20/2038	JPY	90,000,000	874,952
Series 167, 0.50%, 12/20/2038	JPY	65,000,000	630,493
Series 159, 0.60%, 12/20/2036	JPY	90,050,000	893,904
Series 161, 0.60%, 6/20/2037	JPY	97,150,000	963,371
Security Description		Principal Amount	Value
Series 162, 0.60%, 9/20/2037	JPY	80,000,000	$792,146
Series 163, 0.60%, 12/20/2037	JPY	96,000,000	949,912
Series 160, 0.70%, 3/20/2037	JPY	101,450,000	1,022,037
Series 166, 0.70%, 9/20/2038	JPY	95,000,000	954,330
Series 62, 0.80%, 6/20/2023	JPY	60,000,000	582,949
Series 61, 1.00%, 3/20/2023	JPY	47,500,000	462,640
Series 155, 1.00%, 12/20/2035	JPY	117,500,000	1,235,893
Series 151, 1.20%, 12/20/2034	JPY	130,000,000	1,400,669
Series 152, 1.20%, 3/20/2035	JPY	95,000,000	1,024,061
Series 154, 1.20%, 9/20/2035	JPY	104,950,000	1,132,491
Series 153, 1.30%, 6/20/2035	JPY	110,000,000	1,201,161
Series 60, 1.40%, 12/20/2022	JPY	50,000,000	489,932
Series 150, 1.40%, 9/20/2034	JPY	292,350,000	3,222,997
Series 144, 1.50%, 3/20/2033	JPY	24,300,000	268,702
Series 148, 1.50%, 3/20/2034	JPY	110,000,000	1,223,102
Series 149, 1.50%, 6/20/2034	JPY	100,000,000	1,113,276
Series 136, 1.60%, 3/20/2032	JPY	100,600,000	1,115,504
Series 143, 1.60%, 3/20/2033	JPY	60,000,000	670,427
Series 147, 1.60%, 12/20/2033	JPY	150,000,000	1,684,199
Series 140, 1.70%, 9/20/2032	JPY	100,000,000	1,124,135
Series 141, 1.70%, 12/20/2032	JPY	130,000,000	1,464,160
Series 145, 1.70%, 6/20/2033	JPY	156,150,000	1,765,902
Series 146, 1.70%, 9/20/2033	JPY	175,000,000	1,983,040
Series 122, 1.80%, 9/20/2030	JPY	95,050,000	1,059,042
Series 130, 1.80%, 9/20/2031	JPY	134,100,000	1,508,724
Series 133, 1.80%, 12/20/2031	JPY	150,000,000	1,691,732
Series 142, 1.80%, 12/20/2032	JPY	166,650,000	1,895,685
Series 58, 1.90%, 9/20/2022	JPY	46,500,000	458,382

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 65, 1.90%, 12/20/2023	JPY	55,000,000	$555,259
Series 108, 1.90%, 12/20/2028	JPY	51,350,000	565,074
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	599,430
Series 121, 1.90%, 9/20/2030	JPY	48,600,000	546,077
Series 127, 1.90%, 3/20/2031	JPY	55,000,000	621,360
Series 73, 2.00%, 12/20/2024	JPY	35,000,000	361,529
Series 77, 2.00%, 3/20/2025	JPY	30,000,000	311,331
Series 93, 2.00%, 3/20/2027	JPY	30,000,000	323,268
Series 124, 2.00%, 12/20/2030	JPY	50,000,000	568,075
Series 72, 2.10%, 9/20/2024	JPY	70,000,000	722,155
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	473,457
Series 92, 2.10%, 12/20/2026	JPY	63,800,000	687,907
Series 94, 2.10%, 3/20/2027	JPY	81,000,000	877,813
Series 96, 2.10%, 6/20/2027	JPY	43,000,000	468,017
Series 99, 2.10%, 12/20/2027	JPY	90,000,000	988,806
Series 105, 2.10%, 9/20/2028	JPY	54,000,000	600,437
Series 107, 2.10%, 12/20/2028	JPY	50,000,000	558,040
Series 113, 2.10%, 9/20/2029	JPY	96,250,000	1,085,501
Series 117, 2.10%, 3/20/2030	JPY	99,600,000	1,130,644
Series 90, 2.20%, 9/20/2026	JPY	45,300,000	488,715
Series 97, 2.20%, 9/20/2027	JPY	84,700,000	931,820
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	921,502
Series 106, 2.20%, 9/20/2028	JPY	50,000,000	559,756
Series 115, 2.20%, 12/20/2029	JPY	75,000,000	855,375
Series 125, 2.20%, 3/20/2031	JPY	48,650,000	564,014
Series 95, 2.30%, 6/20/2027	JPY	50,000,000	550,611
Series 102, 2.40%, 6/20/2028	JPY	58,600,000	661,958
Security Description		Principal Amount	Value
Government of Japan 30 Year Bond:
Series 51, 0.30%, 6/20/2046	JPY	60,000,000	$538,510
Series 63, 0.40%, 6/20/2049	JPY	80,000,000	722,411
Series 64, 0.40%, 9/20/2049	JPY	60,000,000	540,802
Series 65, 0.40%, 12/20/2049	JPY	102,350,000	921,489
Series 66, 0.40%, 3/20/2050	JPY	65,000,000	584,261
Series 52, 0.50%, 9/20/2046	JPY	62,500,000	588,097
Series 62, 0.50%, 3/20/2049	JPY	45,000,000	418,321
Series 53, 0.60%, 12/20/2046	JPY	59,650,000	574,919
Series 59, 0.70%, 6/20/2048	JPY	57,000,000	560,191
Series 61, 0.70%, 12/20/2048	JPY	65,000,000	636,375
Series 50, 0.80%, 3/20/2046	JPY	59,650,000	603,718
Series 54, 0.80%, 3/20/2047	JPY	48,150,000	486,131
Series 55, 0.80%, 6/20/2047	JPY	44,650,000	450,393
Series 56, 0.80%, 9/20/2047	JPY	48,750,000	491,417
Series 57, 0.80%, 12/20/2047	JPY	68,250,000	687,499
Series 58, 0.80%, 3/20/2048	JPY	77,150,000	776,771
Series 60, 0.90%, 9/20/2048	JPY	51,650,000	532,152
Series 48, 1.40%, 9/20/2045	JPY	84,350,000	966,976
Series 49, 1.40%, 12/20/2045	JPY	59,650,000	684,107
Series 45, 1.50%, 12/20/2044	JPY	50,000,000	582,853
Series 46, 1.50%, 3/20/2045	JPY	69,650,000	812,416
Series 47, 1.60%, 6/20/2045	JPY	162,850,000	1,936,268
Series 11, 1.70%, 6/20/2033	JPY	42,150,000	476,735
Series 41, 1.70%, 12/20/2043	JPY	113,000,000	1,358,795
Series 42, 1.70%, 3/20/2044	JPY	49,650,000	597,611
Series 43, 1.70%, 6/20/2044	JPY	100,550,000	1,211,478
Series 44, 1.70%, 9/20/2044	JPY	67,000,000	808,381

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 38, 1.80%, 3/20/2043	JPY	50,000,000	$608,671
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	854,752
Series 37, 1.90%, 9/20/2042	JPY	85,000,000	1,048,433
Series 39, 1.90%, 6/20/2043	JPY	53,500,000	663,146
Series 13, 2.00%, 12/20/2033	JPY	50,000,000	586,426
Series 33, 2.00%, 9/20/2040	JPY	81,200,000	1,003,639
Series 35, 2.00%, 9/20/2041	JPY	82,500,000	1,026,978
Series 36, 2.00%, 3/20/2042	JPY	105,000,000	1,311,023
Series 34, 2.20%, 3/20/2041	JPY	65,550,000	836,950
Series 21, 2.30%, 12/20/2035	JPY	30,000,000	370,700
Series 25, 2.30%, 12/20/2036	JPY	18,400,000	229,643
Series 30, 2.30%, 3/20/2039	JPY	55,900,000	711,344
Series 32, 2.30%, 3/20/2040	JPY	63,650,000	817,950
Series 26, 2.40%, 3/20/2037	JPY	40,000,000	506,480
Series 29, 2.40%, 9/20/2038	JPY	50,000,000	642,144
Series 16, 2.50%, 9/20/2034	JPY	20,000,000	249,163
Series 20, 2.50%, 9/20/2035	JPY	30,000,000	378,049
Series 22, 2.50%, 3/20/2036	JPY	40,000,000	506,859
Series 24, 2.50%, 9/20/2036	JPY	30,000,000	381,921
Series 27, 2.50%, 9/20/2037	JPY	47,950,000	617,489
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	87,250,000	769,938
Series 12, 0.50%, 3/20/2059	JPY	75,000,000	682,157
Series 13, 0.50%, 3/20/2060	JPY	30,000,000	272,195
Series 11, 0.80%, 3/20/2058	JPY	73,000,000	733,231
Series 10, 0.90%, 3/20/2057	JPY	76,750,000	794,293
Series 8, 1.40%, 3/20/2055	JPY	58,750,000	692,262
Series 7, 1.70%, 3/20/2054	JPY	75,000,000	943,893
Security Description		Principal Amount	Value
Series 6, 1.90%, 3/20/2053	JPY	44,000,000	$575,202
Series 5, 2.00%, 3/20/2052	JPY	40,000,000	529,904
Series 2, 2.20%, 3/20/2049	JPY	41,650,000	563,019
Series 3, 2.20%, 3/20/2050	JPY	29,650,000	402,718
Series 4, 2.20%, 3/20/2051	JPY	38,050,000	520,719
Series 1, 2.40%, 3/20/2048	JPY	42,000,000	585,007
			214,410,824
LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	300,000	365,902
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	127,246
1.38%, 5/16/2036	EUR	150,000	208,474
Series 7, 2.25%, 2/15/2047	EUR	100,000	169,888
Series EMTN, 2.88%, 4/30/2024	EUR	100,000	131,243
			1,002,753
LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.75%, 5/6/2030	EUR	150,000	189,081
Series EMTN, 0.95%, 5/26/2027	EUR	170,000	216,147
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	190,343
Series EMTN, 2.10%, 5/26/2047	EUR	55,000	89,810
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	135,488
Series EMTN, 2.13%, 10/22/2035	EUR	190,000	286,891
Series EMTN, 3.38%, 1/22/2024	EUR	100,000	132,308
			1,240,068
LUXEMBOURG — 0.1%
Luxembourg Government Bond:
0.01%, 11/13/2026	EUR	150,000	181,795
0.63%, 2/1/2027	EUR	300,000	377,157
2.13%, 7/10/2023	EUR	290,000	366,550
2.25%, 3/21/2022	EUR	100,000	122,287
2.25%, 3/19/2028	EUR	80,000	113,011
			1,160,800

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
MALAYSIA — 1.8%
Malaysia Government Bond:
Series 0313, 3.48%, 3/15/2023	MYR	1,700,000	$423,435
Series 0416, 3.62%, 11/30/2021	MYR	1,000,000	245,791
Series 0513, 3.73%, 6/15/2028	MYR	2,300,000	596,654
Series 0215, 3.80%, 9/30/2022	MYR	1,730,000	431,850
Series 0116, 3.80%, 8/17/2023	MYR	1,500,000	378,201
Series 0413, 3.84%, 4/15/2033	MYR	1,700,000	438,363
Series 0117, 3.88%, 3/10/2022	MYR	800,000	198,159
Series 0219, 3.89%, 8/15/2029	MYR	2,850,000	750,979
Series 0316, 3.90%, 11/30/2026	MYR	1,000,000	260,911
Series 0417, 3.90%, 11/16/2027	MYR	2,070,000	541,938
Series 0115, 3.96%, 9/15/2025	MYR	3,650,000	947,349
Series 0217, 4.06%, 9/30/2024	MYR	2,500,000	643,917
Series 0412, 4.13%, 4/15/2032	MYR	1,500,000	397,792
Series 0114, 4.18%, 7/15/2024	MYR	1,295,000	333,814
Series 0411, 4.23%, 6/30/2031	MYR	1,720,000	466,108
Series 0415, 4.25%, 5/31/2035	MYR	1,350,000	358,267
Series 0311, 4.39%, 4/15/2026	MYR	2,300,000	610,311
Series 0216, 4.74%, 3/15/2046	MYR	1,970,000	539,323
Series 0317, 4.76%, 4/7/2037	MYR	1,920,000	537,607
Series 0713, 4.94%, 9/30/2043	MYR	1,610,000	445,388
Malaysia Government Investment Issue:
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	326,531
Series 0317, 3.95%, 4/14/2022	MYR	1,762,000	437,397
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	324,948
Series 0217, 4.05%, 8/15/2024	MYR	1,850,000	476,379
Series 0316, 4.07%, 9/30/2026	MYR	3,300,000	865,908
Series 0115, 4.19%, 7/15/2022	MYR	565,000	141,435
Security Description		Principal Amount	Value
Series 0315, 4.25%, 9/30/2030	MYR	1,000,000	$270,777
Series 0117, 4.26%, 7/26/2027	MYR	2,920,000	783,190
Series 0116, 4.39%, 7/7/2023	MYR	125,000	31,995
Series 0813, 4.44%, 5/22/2024	MYR	1,830,000	476,040
Series 0219, 4.47%, 9/15/2039	MYR	1,100,000	296,425
Series 0513, 4.58%, 8/30/2033	MYR	1,385,000	383,027
Series 0617, 4.72%, 6/15/2033	MYR	1,600,000	448,249
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	587,622
Series 0615, 4.79%, 10/31/2035	MYR	920,000	258,925
Series 0417, 4.90%, 5/8/2047	MYR	2,080,000	572,488
Series 0913, 4.94%, 12/6/2028	MYR	725,000	202,600
			16,430,093
MEXICO — 1.5%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	15,745,000	730,158
Series M, 6.50%, 6/9/2022	MXN	27,950,000	1,307,712
Series M, 6.75%, 3/9/2023	MXN	15,650,000	745,517
Series M, 7.25%, 12/9/2021	MXN	17,115,000	801,071
Series M 20, 7.50%, 6/3/2027	MXN	28,185,000	1,419,110
Series M, 7.75%, 5/29/2031	MXN	13,130,000	670,538
Series M, 7.75%, 11/23/2034	MXN	9,290,000	471,693
Series M, 7.75%, 11/13/2042	MXN	17,010,000	834,228
Series M, 8.00%, 12/7/2023	MXN	18,940,000	941,142
Series M, 8.00%, 9/5/2024	MXN	24,400,000	1,228,315
Series M, 8.00%, 11/7/2047	MXN	14,540,000	727,812
Series M 20, 8.50%, 5/31/2029	MXN	18,210,000	975,338
Series M 30, 8.50%, 11/18/2038	MXN	17,605,000	934,696
Series M 20, 10.00%, 12/5/2024	MXN	23,860,000	1,284,484
Series M 30, 10.00%, 11/20/2036	MXN	9,600,000	579,707
			13,651,521

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
NETHERLANDS — 3.8%
Kingdom of Netherlands:
0.01%, 1/15/2022 (a)	EUR	1,302,000	$1,538,920
0.01%, 1/15/2024 (a)	EUR	1,319,000	1,580,708
0.01%, 1/15/2027 (a)	EUR	550,000	668,595
0.01%, 1/15/2052 (a)	EUR	500,000	587,717
0.25%, 7/15/2025 (a)	EUR	1,355,000	1,658,775
0.25%, 7/15/2029 (a)	EUR	1,088,000	1,358,457
0.50%, 7/15/2026 (a)	EUR	1,402,000	1,752,564
0.50%, 1/15/2040 (a)	EUR	961,000	1,268,021
0.75%, 7/15/2027 (a)	EUR	1,380,000	1,764,961
0.75%, 7/15/2028 (a)	EUR	1,350,000	1,742,773
1.75%, 7/15/2023 (a)	EUR	1,659,000	2,078,208
2.00%, 7/15/2024 (a)	EUR	1,245,000	1,610,275
2.25%, 7/15/2022 (a)	EUR	1,335,000	1,647,301
2.50%, 1/15/2033 (a)	EUR	1,170,000	1,858,924
2.75%, 1/15/2047 (a)	EUR	1,450,000	2,982,892
3.75%, 1/15/2023 (a)	EUR	1,006,000	1,300,250
3.75%, 1/15/2042 (a)	EUR	1,385,000	2,995,853
4.00%, 1/15/2037 (a)	EUR	1,374,000	2,741,030
5.50%, 1/15/2028	EUR	1,462,000	2,484,061
Netherlands Government Bond 0.01%, 7/15/2030 (a)	EUR	1,199,000	1,463,106
			35,083,391
NEW ZEALAND — 0.6%
New Zealand Government Bond:
0.50%, 5/15/2024	NZD	980,000	658,993
1.50%, 5/15/2031	NZD	640,000	466,118
1.75%, 5/15/2041	NZD	600,000	438,275
Series 0425, 2.75%, 4/15/2025	NZD	1,075,000	798,218
Series 0437, 2.75%, 4/15/2037	NZD	780,000	660,938
Series 0429, 3.00%, 4/20/2029	NZD	880,000	709,824
Series 0433, 3.50%, 4/14/2033	NZD	450,000	397,985
Series 0427, 4.50%, 4/15/2027	NZD	1,020,000	863,339
Series 0423, 5.50%, 4/15/2023	NZD	1,250,000	941,454
			5,935,144
NORWAY — 0.4%
Norway Government Bond:
Series 482, 1.38%, 8/19/2030 (a)	NOK	3,450,000	395,386
Series 478, 1.50%, 2/19/2026 (a)	NOK	3,162,000	358,544
Series 477, 1.75%, 3/13/2025 (a)	NOK	3,690,000	419,575
Series 479, 1.75%, 2/17/2027 (a)	NOK	4,005,000	463,973
Security Description		Principal Amount	Value
Series 481, 1.75%, 9/6/2029 (a)	NOK	3,590,000	$423,306
Series 475, 2.00%, 5/24/2023 (a)	NOK	6,900,000	772,751
Series 480, 2.00%, 4/26/2028 (a)	NOK	3,200,000	380,109
Series 476, 3.00%, 3/14/2024 (a)	NOK	5,087,000	595,468
			3,809,112
PERU — 0.4%
Peru Government Bond:
5.94%, 2/12/2029	PEN	2,200,000	717,508
6.15%, 8/12/2032	PEN	2,000,000	637,937
6.35%, 8/12/2028	PEN	2,000,000	671,291
6.90%, 8/12/2037	PEN	2,000,000	662,646
8.20%, 8/12/2026	PEN	2,000,000	738,507
			3,427,889
POLAND — 1.1%
Poland Government Bond:
Series 0722, 0.01%, 7/25/2022	PLN	2,300,000	594,108
Series 0422, 2.25%, 4/25/2022	PLN	3,425,000	916,322
Series 1024, 2.25%, 10/25/2024	PLN	1,650,000	457,780
Series 0123, 2.50%, 1/25/2023	PLN	2,870,000	783,743
Series 0424, 2.50%, 4/25/2024	PLN	2,950,000	822,549
Series 0726, 2.50%, 7/25/2026	PLN	4,205,000	1,191,673
Series 0727, 2.50%, 7/25/2027	PLN	3,225,000	916,444
Series 0428, 2.75%, 4/25/2028	PLN	3,020,000	873,424
Series 1029, 2.75%, 10/25/2029	PLN	3,450,000	1,005,638
Series 0725, 3.25%, 7/25/2025	PLN	2,840,000	826,687
Series 1023, 4.00%, 10/25/2023	PLN	2,430,000	700,626
Series 0447, 4.00%, 4/25/2047	PLN	440,000	163,785
Series 1021, 5.75%, 10/25/2021	PLN	1,420,000	389,668
Series 0922, 5.75%, 9/23/2022	PLN	1,984,000	570,505
Series 0429, 5.75%, 4/25/2029	PLN	885,000	314,483
			10,527,435
PORTUGAL — 1.9%
Portugal Obrigacoes do Tesouro OT:
0.48%, 10/18/2030 (a)	EUR	460,000	550,480

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
0.70%, 10/15/2027 (a)	EUR	450,000	$554,236
1.95%, 6/15/2029 (a)	EUR	1,079,000	1,465,054
2.13%, 10/17/2028 (a)	EUR	1,171,000	1,600,393
2.20%, 10/17/2022 (a)	EUR	975,000	1,208,161
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	763,000	1,099,268
2.88%, 10/15/2025 (a)	EUR	1,185,000	1,607,197
2.88%, 7/21/2026 (a)	EUR	970,000	1,337,325
3.88%, 2/15/2030 (a)	EUR	779,000	1,224,631
4.10%, 4/15/2037 (a)	EUR	905,000	1,634,641
4.10%, 2/15/2045 (a)	EUR	380,000	746,200
4.13%, 4/14/2027 (a)	EUR	830,000	1,241,353
4.95%, 10/25/2023 (a)	EUR	1,074,000	1,467,862
5.65%, 2/15/2024 (a)	EUR	1,100,000	1,554,090
			17,290,891
RUSSIA — 0.9%
Russian Federal Bond - OFZ:
Series 6232, 6.00%, 10/6/2027	RUB	21,500,000	279,241
Series 6223, 6.50%, 2/28/2024	RUB	35,600,000	478,253
Series 6224, 6.90%, 5/23/2029	RUB	38,776,000	525,916
Series 5083, 7.00%, 12/15/2021	RUB	24,420,000	324,299
Series 6211, 7.00%, 1/25/2023	RUB	12,330,000	166,595
Series 6215, 7.00%, 8/16/2023	RUB	30,120,000	409,672
Series 6212, 7.05%, 1/19/2028	RUB	28,910,000	396,470
Series 6222, 7.10%, 10/16/2024	RUB	37,190,000	513,276
Series 6229, 7.15%, 11/12/2025	RUB	17,900,000	248,432
Series 6225, 7.25%, 5/10/2034	RUB	47,930,000	667,063
Series 6220, 7.40%, 12/7/2022	RUB	41,430,000	564,315
Series 6227, 7.40%, 7/17/2024	RUB	32,300,000	448,284
Series 6209, 7.60%, 7/20/2022	RUB	29,160,000	394,946
Series 6228, 7.65%, 4/10/2030	RUB	13,450,000	191,703
Series 6221, 7.70%, 3/23/2033	RUB	40,451,000	582,469
Series 6230, 7.70%, 3/16/2039	RUB	25,000,000	366,940
Series 6219, 7.75%, 9/16/2026	RUB	40,480,000	575,892
Series 6226, 7.95%, 10/7/2026	RUB	42,000,000	605,045
Series 6207, 8.15%, 2/3/2027	RUB	40,165,000	584,142
Security Description		Principal Amount	Value
Series 6218, 8.50%, 9/17/2031	RUB	30,040,000	$455,900
			8,778,853
SINGAPORE — 1.0%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	719,000	532,021
1.75%, 4/1/2022	SGD	465,000	348,537
1.75%, 2/1/2023	SGD	610,000	462,181
1.88%, 3/1/2050	SGD	350,000	297,450
2.00%, 2/1/2024	SGD	130,000	100,478
2.13%, 6/1/2026	SGD	545,000	433,772
2.25%, 8/1/2036	SGD	645,000	545,314
2.38%, 6/1/2025	SGD	590,000	468,495
2.38%, 7/1/2039	SGD	250,000	217,140
2.63%, 5/1/2028	SGD	490,000	408,303
2.75%, 7/1/2023	SGD	1,015,000	793,501
2.75%, 4/1/2042	SGD	460,000	429,133
2.75%, 3/1/2046	SGD	660,000	636,745
2.88%, 7/1/2029	SGD	640,000	549,703
2.88%, 9/1/2030	SGD	670,000	583,343
3.00%, 9/1/2024	SGD	750,000	605,450
3.13%, 9/1/2022	SGD	820,000	633,847
3.38%, 9/1/2033	SGD	550,000	517,929
3.50%, 3/1/2027	SGD	730,000	629,947
			9,193,289
SLOVAKIA — 0.5%
Slovakia Government Bond:
Series 230, 0.01%, 11/13/2023	EUR	110,000	131,117
Series 231, 0.63%, 5/22/2026	EUR	220,000	273,854
Series 234, 1.00%, 6/12/2028	EUR	284,000	367,901
Series 228, 1.38%, 1/21/2027	EUR	450,000	586,488
Series 229, 1.63%, 1/21/2031	EUR	360,000	500,858
Series 232, 1.88%, 3/9/2037	EUR	265,000	398,279
Series 233, 2.00%, 10/17/2047	EUR	178,000	290,242
Series 235, 2.25%, 6/12/2068	EUR	70,000	138,567
Series 225, 3.00%, 2/28/2023	EUR	302,000	384,391
Series 223, 3.38%, 11/15/2024	EUR	345,000	470,331
Series 227, 3.63%, 1/16/2029	EUR	530,000	826,462
Series 216, 4.35%, 10/14/2025	EUR	282,000	411,158
			4,779,648

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
SLOVENIA — 0.4%
Slovenia Government Bond:
Series RS80, 1.00%, 3/6/2028	EUR	297,000	$378,497
Series RS81, 1.19%, 3/14/2029	EUR	300,000	388,179
Series RS79, 1.25%, 3/22/2027	EUR	312,000	400,207
Series RS74, 1.50%, 3/25/2035	EUR	225,000	311,307
Series RS78, 1.75%, 11/3/2040	EUR	280,000	412,609
Series RS75, 2.13%, 7/28/2025	EUR	180,000	236,615
Series RS73, 2.25%, 3/25/2022	EUR	155,000	188,962
Series RS77, 2.25%, 3/3/2032	EUR	190,000	277,744
Series RS76, 3.13%, 8/7/2045	EUR	145,000	276,647
Series RS66, 4.63%, 9/9/2024	EUR	210,000	295,311
Series RS70, 5.13%, 3/30/2026	EUR	135,000	206,229
			3,372,307
SOUTH KOREA — 4.6%
Korea Treasury Bond:
Series 2109, 1.38%, 9/10/2021	KRW	1,509,740,000	1,299,878
Series 2612, 1.50%, 12/10/2026	KRW	1,139,150,000	988,760
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	584,078
Series 2606, 1.88%, 6/10/2026	KRW	866,000,000	766,786
Series 2209, 2.00%, 9/10/2022	KRW	2,518,690,000	2,202,826
Series 4603, 2.00%, 3/10/2046	KRW	1,625,000,000	1,502,064
Series 4903, 2.00%, 3/10/2049	KRW	4,284,000,000	3,991,334
Series 2706, 2.13%, 6/10/2027	KRW	3,349,870,000	3,025,067
Series 4703, 2.13%, 3/10/2047	KRW	4,220,330,000	4,008,241
Series 2506, 2.25%, 6/10/2025	KRW	1,049,940,000	943,512
Series 2512, 2.25%, 12/10/2025	KRW	921,000,000	830,376
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	473,146
Series 3509, 2.63%, 9/10/2035	KRW	939,210,000	920,994
Series 4412, 2.75%, 12/10/2044	KRW	1,248,000,000	1,311,252
Security Description		Principal Amount	Value
Series 2409, 3.00%, 9/10/2024	KRW	1,644,000,000	$1,512,630
Series 4212, 3.00%, 12/10/2042	KRW	1,421,780,000	1,533,832
Series 2309, 3.38%, 9/10/2023	KRW	1,609,090,000	1,473,743
Series 2403, 3.50%, 3/10/2024	KRW	1,340,830,000	1,244,301
Series 2206, 3.75%, 6/10/2022	KRW	3,657,000,000	3,280,967
Series 3312, 3.75%, 12/10/2033	KRW	1,336,250,000	1,446,772
Series 3112, 4.00%, 12/10/2031	KRW	1,622,640,000	1,748,123
Series 3012, 4.75%, 12/10/2030	KRW	3,095,050,000	3,470,743
Series 2803, 5.50%, 3/10/2028	KRW	4,337,000,000	4,802,184
			43,361,609
SPAIN — 4.6%
Kingdom of Spain:
0.01%, 4/30/2023	EUR	975,000	1,155,717
0.01%, 1/31/2025	EUR	500,000	593,713
0.05%, 10/31/2021	EUR	655,000	772,512
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	521,000	625,245
0.35%, 7/30/2023	EUR	670,000	802,844
0.40%, 4/30/2022	EUR	650,000	773,052
0.45%, 10/31/2022	EUR	705,000	842,790
0.60%, 10/31/2029 (a)	EUR	1,850,000	2,259,008
0.80%, 7/30/2027 (a)	EUR	250,000	310,113
1.00%, 10/31/2050 (a)	EUR	350,000	403,665
1.20%, 10/31/2040 (a)	EUR	550,000	690,376
1.25%, 10/31/2030 (a)	EUR	500,000	644,472
1.30%, 10/31/2026 (a)	EUR	901,000	1,150,898
1.40%, 4/30/2028 (a)	EUR	520,000	674,168
1.40%, 7/30/2028 (a)	EUR	997,000	1,294,721
1.45%, 10/31/2027 (a)	EUR	812,000	1,051,969
1.45%, 4/30/2029 (a)	EUR	710,000	928,007
1.50%, 4/30/2027 (a)	EUR	570,000	739,447
1.60%, 4/30/2025 (a)	EUR	642,000	818,398
1.85%, 7/30/2035 (a)	EUR	648,000	898,648
1.95%, 4/30/2026 (a)	EUR	750,000	985,888
1.95%, 7/30/2030 (a)	EUR	965,000	1,323,755
2.15%, 10/31/2025 (a)	EUR	900,000	1,184,685
2.35%, 7/30/2033 (a)	EUR	670,000	973,059
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	488,000	807,878
2.75%, 10/31/2024 (a)	EUR	735,000	971,182
2.90%, 10/31/2046 (a)	EUR	500,000	847,979
3.45%, 7/30/2066 (a)	EUR	480,000	975,789
3.80%, 4/30/2024 (a)	EUR	835,000	1,126,468
4.20%, 1/31/2037 (a)	EUR	615,000	1,125,525
4.40%, 10/31/2023 (a)	EUR	808,000	1,089,183
4.65%, 7/30/2025 (a)	EUR	870,000	1,263,994

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
4.70%, 7/30/2041 (a)	EUR	890,000	$1,822,325
4.80%, 1/31/2024 (a)	EUR	579,000	797,039
4.90%, 7/30/2040 (a)	EUR	585,000	1,210,978
5.15%, 10/31/2028 (a)	EUR	675,000	1,116,344
5.15%, 10/31/2044 (a)	EUR	415,000	934,178
5.40%, 1/31/2023 (a)	EUR	630,000	840,159
5.75%, 7/30/2032	EUR	825,000	1,574,894
5.85%, 1/31/2022 (a)	EUR	948,000	1,206,047
5.90%, 7/30/2026 (a)	EUR	793,000	1,261,136
6.00%, 1/31/2029	EUR	942,000	1,647,855
			42,516,103
SWEDEN — 0.7%
Kingdom of Sweden:
Series 1062, 0.13%, 5/12/2031 (a)	SEK	2,250,000	254,528
Series 1060, 0.75%, 5/12/2028	SEK	3,935,000	471,211
Series 1061, 0.75%, 11/12/2029 (a)	SEK	4,965,000	598,973
Series 1059, 1.00%, 11/12/2026	SEK	6,120,000	736,489
Series 1057, 1.50%, 11/13/2023 (a)	SEK	8,505,000	1,005,329
Series 1056, 2.25%, 6/1/2032	SEK	1,950,000	273,366
Series 1058, 2.50%, 5/12/2025	SEK	5,870,000	742,316
Series 1054, 3.50%, 6/1/2022	SEK	9,565,000	1,137,600
Series 1053, 3.50%, 3/30/2039	SEK	4,005,000	704,085
Sweden Government International Bond Series REGS, 0.13%, 9/9/2030	SEK	2,000,000	227,551
			6,151,448
SWITZERLAND — 0.8%
Switzerland Government Bond:
0.01%, 6/22/2029	CHF	250,000	285,208
0.01%, 7/24/2039	CHF	20,000	23,032
0.50%, 5/27/2030	CHF	195,000	233,194
0.50%, 6/27/2032	CHF	130,000	157,244
0.50%, 6/28/2045	CHF	120,000	158,238
0.50%, 5/24/2055	CHF	130,000	184,979
0.50%, 5/30/2058	CHF	105,000	153,772
1.25%, 6/11/2024	CHF	285,000	333,718
1.25%, 5/28/2026	CHF	260,000	314,614
1.25%, 6/27/2037	CHF	440,000	607,618
1.50%, 7/24/2025	CHF	210,000	253,554
1.50%, 4/30/2042	CHF	295,000	450,447
2.00%, 5/25/2022	CHF	350,000	398,837
2.00%, 6/25/2064	CHF	240,000	553,117
2.25%, 6/22/2031	CHF	220,000	311,097
2.50%, 3/8/2036	CHF	245,000	386,337
Security Description		Principal Amount	Value
3.25%, 6/27/2027	CHF	270,000	$372,663
3.50%, 4/8/2033	CHF	360,000	588,848
4.00%, 2/11/2023	CHF	410,000	497,450
4.00%, 4/8/2028	CHF	490,000	722,832
4.00%, 1/6/2049	CHF	275,000	681,213
			7,668,012
THAILAND — 1.7%
Thailand Government Bond:
1.45%, 12/17/2024	THB	3,000,000	97,200
1.88%, 6/17/2022	THB	24,100,000	777,323
2.00%, 12/17/2022	THB	15,065,000	489,845
2.13%, 12/17/2026	THB	60,250,000	2,027,028
2.40%, 12/17/2023	THB	8,000,000	265,980
2.88%, 6/17/2046	THB	22,850,000	832,234
3.40%, 6/17/2036	THB	17,710,000	688,364
3.58%, 12/17/2027	THB	16,000,000	590,164
3.63%, 6/16/2023	THB	20,640,000	702,952
3.65%, 12/17/2021	THB	27,260,000	892,315
3.78%, 6/25/2032	THB	36,500,000	1,435,687
3.85%, 12/12/2025	THB	15,850,000	574,633
4.00%, 6/17/2066	THB	21,530,000	963,270
4.26%, 12/12/2037	THB	56,550,000	2,405,297
4.68%, 6/29/2044	THB	18,340,000	857,830
4.75%, 12/20/2024	THB	5,000,000	183,387
4.85%, 6/17/2061	THB	19,010,000	965,162
4.88%, 6/22/2029	THB	28,455,000	1,157,403
			15,906,074
UNITED KINGDOM — 5.1%
United Kingdom Treasury Bond:
0.13%, 1/31/2023	GBP	570,000	739,477
0.13%, 1/30/2026	GBP	170,000	221,320
0.13%, 1/31/2028	GBP	150,000	194,217
0.38%, 10/22/2030	GBP	250,000	326,705
0.50%, 7/22/2022	GBP	555,000	724,377
0.63%, 6/7/2025	GBP	661,000	882,019
0.63%, 7/31/2035	GBP	100,000	130,185
0.63%, 10/22/2050	GBP	550,000	682,179
0.75%, 7/22/2023	GBP	760,000	1,005,424
0.88%, 10/22/2029	GBP	750,000	1,030,006
1.00%, 4/22/2024	GBP	775,000	1,040,616
1.25%, 7/22/2027	GBP	570,000	797,749
1.25%, 10/22/2041	GBP	150,000	213,254
1.50%, 7/22/2026	GBP	680,000	957,872
1.50%, 7/22/2047	GBP	475,000	722,908
1.63%, 10/22/2028	GBP	1,506,000	2,186,463
1.63%, 10/22/2054	GBP	420,000	685,447
1.63%, 10/22/2071	GBP	290,000	539,071
1.75%, 9/7/2022	GBP	705,000	942,804
1.75%, 9/7/2037	GBP	590,000	900,046
1.75%, 1/22/2049	GBP	530,000	857,198
1.75%, 7/22/2057	GBP	631,000	1,083,085

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
2.00%, 9/7/2025	GBP	775,000	$1,105,222
2.25%, 9/7/2023	GBP	760,000	1,049,380
2.50%, 7/22/2065	GBP	445,000	971,249
2.75%, 9/7/2024	GBP	780,000	1,120,748
3.25%, 1/22/2044	GBP	540,000	1,070,443
3.50%, 1/22/2045	GBP	540,000	1,122,752
3.50%, 7/22/2068	GBP	460,000	1,273,286
3.75%, 7/22/2052	GBP	584,000	1,397,872
4.00%, 3/7/2022	GBP	805,000	1,100,616
4.00%, 1/22/2060	GBP	560,000	1,539,843
4.25%, 12/7/2027	GBP	720,000	1,211,861
4.25%, 6/7/2032	GBP	830,000	1,552,371
4.25%, 3/7/2036	GBP	615,000	1,231,510
4.25%, 9/7/2039	GBP	449,000	952,421
4.25%, 12/7/2040	GBP	997,000	2,152,393
4.25%, 12/7/2046	GBP	438,000	1,034,911
4.25%, 12/7/2049	GBP	440,000	1,088,636
4.25%, 12/7/2055	GBP	515,000	1,388,865
4.50%, 9/7/2034	GBP	760,000	1,517,895
4.50%, 12/7/2042	GBP	550,000	1,261,328
4.75%, 12/7/2030	GBP	1,120,000	2,107,281
4.75%, 12/7/2038	GBP	590,000	1,306,548
5.00%, 3/7/2025	GBP	978,000	1,550,125
6.00%, 12/7/2028	GBP	445,000	850,349
			47,820,327
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $894,647,831)			919,753,013
	Shares
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (c) (d) (Cost $5,951,775)	5,951,775	5,951,775
TOTAL INVESTMENTS — 99.2% (Cost $900,599,606)		925,704,788
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		7,021,241
NET ASSETS — 100.0%		$932,726,029

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 19.7% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

At September 30, 2020, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	USD3,606,125	RON15,000,000	10/30/2020	$(3,661)
RON	Romania New Leu
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$919,753,013	$—	$919,753,013
Short-Term Investment	5,951,775	—	—	5,951,775
TOTAL INVESTMENTS	$5,951,775	$919,753,013	$—	$925,704,788
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$5,951,775	$919,749,352	$—	$925,701,127
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(3,661)	—	(3,661)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(3,661)	$—	$(3,661)
(a)	Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	516,327	$516,327	$33,356,179	$27,920,731	$—	$—	5,951,775	$5,951,775	$2,105
State Street Navigator Securities Lending Portfolio II	660,550	660,550	86,955	747,505	—	—	—	—	2,184
Total		$1,176,877	$33,443,134	$28,668,236	$—	$—		$5,951,775	$4,289
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 86.0%
AEROSPACE & DEFENSE — 0.1%
General Dynamics Corp. 3 Month USD LIBOR + 0.38%, 0.63%, 5/11/2021 (a)	$3,001,000	$3,005,892
AGRICULTURE — 0.2%
BAT Capital Corp. 3 Month USD LIBOR + 0.88%, 1.16%, 8/15/2022 (a)	4,767,000	4,790,644
AUTO MANUFACTURERS — 7.6%
American Honda Finance Corp.:
3 Month USD LIBOR + 0.420%, 0.67%, 9/8/2023	4,000,000	4,013,760
Series GMTN, 3 Month USD LIBOR + 0.21%, 0.47%, 2/12/2021 (a)	3,731,000	3,731,709
Series MTN, 3 Month USD LIBOR + 0.29%, 0.54%, 12/10/2021 (a)	1,655,000	1,654,652
Series MTN, 3 Month USD LIBOR + 0.35%, 0.60%, 6/11/2021 (a)	3,808,000	3,809,142
Series MTN, 3 Month USD LIBOR + 0.35%, 0.60%, 11/5/2021 (a)	2,785,000	2,789,205
Series MTN, 3 Month USD LIBOR + 0.37%, 0.61%, 5/10/2023 (a)	11,190,000	11,154,863
Series MTN, 3 Month USD LIBOR + 0.45%, 0.73%, 2/15/2022 (a)	3,500,000	3,502,730
Series MTN, 3 Month USD LIBOR + 0.47%, 0.75%, 1/8/2021 (a)	2,385,000	2,387,290
Series MTN, 3 Month USD LIBOR + 0.47%, 0.75%, 11/16/2022 (a)	1,304,000	1,306,921
Series MTN, 3 Month USD LIBOR + 0.54%, 0.77%, 6/27/2022 (a)	2,535,000	2,543,771
BMW Finance NV 3 Month USD LIBOR + 0.79%, 1.05%, 8/12/2022 (a) (b)	2,300,000	2,311,500
BMW US Capital LLC:
3 Month USD LIBOR + 0.41%, 0.68%, 4/12/2021 (a) (b) (c)	5,586,000	5,590,245
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.50%, 0.75%, 8/13/2021 (a) (b)	$4,380,000	$4,388,015
3 Month USD LIBOR + 0.53%, 0.80%, 4/14/2022 (a) (b)	2,838,000	2,838,710
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.43%, 0.69%, 2/12/2021 (a) (b)	3,795,000	3,795,152
3 Month USD LIBOR + 0.45%, 0.71%, 2/22/2021 (a) (b)	8,301,000	8,303,490
3 Month USD LIBOR + 0.55%, 0.80%, 5/4/2021 (a) (b)	4,028,000	4,029,370
3 Month USD LIBOR + 0.67%, 0.92%, 11/5/2021 (a) (b)	5,295,000	5,300,242
3 Month USD LIBOR + 0.84%, 1.09%, 5/4/2023 (a) (b)	2,650,000	2,634,736
3 Month USD LIBOR + 0.88%, 1.14%, 2/22/2022 (a) (b)	4,850,000	4,864,550
3 Month USD LIBOR + 0.90%, 1.18%, 2/15/2022 (a) (b)	10,500,000	10,531,290
General Motors Co. 3 Month USD LIBOR + 0.90%, 1.15%, 9/10/2021 (a)	2,573,000	2,572,305
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.54%, 0.79%, 11/6/2020 (a)	2,770,000	2,769,363
3 Month USD LIBOR + 0.85%, 1.12%, 4/9/2021 (a)	2,449,000	2,447,776
3 Month USD LIBOR + 0.99%, 1.29%, 1/5/2023 (a)	3,002,000	2,957,360
3 Month USD LIBOR + 1.10%, 1.35%, 11/6/2021 (a) (c)	2,668,000	2,668,614
3 Month USD LIBOR + 1.31%, 1.53%, 6/30/2022 (a) (c)	6,786,000	6,762,792
3 Month USD LIBOR + 1.55%, 1.82%, 1/14/2022 (a)	3,220,000	3,235,778
Harley-Davidson Financial Services, Inc. Series CO, 3 Month USD LIBOR + 0.94%, 1.18%, 3/2/2021 (a) (b)	3,360,000	3,356,875

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Hyundai Capital America:
3 Month USD LIBOR + 0.94%, 1.22%, 7/8/2021 (a) (b) (c)	$1,500,000	$1,499,490
Series REGs, 3 Month USD LIBOR + 0.94%, 1.22%, 7/8/2021 (a)	1,176,000	1,175,600
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.63%, 0.86%, 9/21/2021 (a) (b)	2,734,000	2,700,755
3 Month USD LIBOR + 0.65%, 0.92%, 7/13/2022 (a) (b)	2,722,000	2,654,141
3 Month USD LIBOR + 0.69%, 0.92%, 9/28/2022 (a) (b) (c)	2,176,000	2,113,070
3 Month USD LIBOR + 0.89%, 1.16%, 1/13/2022 (a) (b)	3,682,000	3,626,807
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.150%, 0.41%, 2/14/2022	5,850,000	5,852,282
3 Month USD LIBOR + 0.54%, 0.82%, 1/8/2021 (a)	2,334,000	2,337,128
Series MTN, 3 Month USD LIBOR + 0.13%, 0.38%, 8/13/2021 (a)	6,500,000	6,502,860
Series MTN, 3 Month USD LIBOR + 0.20%, 0.45%, 3/12/2021 (a)	1,500,000	1,501,185
Series MTN, 3 Month USD LIBOR + 0.28%, 0.55%, 4/13/2021 (a)	8,350,000	8,358,350
Series MTN, 3 Month USD LIBOR + 0.29%, 0.57%, 10/7/2021 (a)	6,000,000	6,010,020
Series MTN, 3 Month USD LIBOR + 0.40%, 0.68%, 5/17/2022 (a)	3,135,000	3,144,530
Series MTN, 3 Month USD LIBOR + 0.48%, 0.73%, 9/8/2022 (a) (c)	2,053,000	2,061,499
Series MTN, 3 Month USD LIBOR + 0.69%, 0.96%, 1/11/2022 (a)	2,113,000	2,126,016
Volkswagen Group of America Finance LLC:
3 Month USD LIBOR + 0.77%, 1.02%, 11/13/2020 (a) (b)	6,863,000	6,867,873
3 Month USD LIBOR + 0.86%, 1.08%, 9/24/2021 (a) (b)	3,760,000	3,773,235
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.94%, 1.20%, 11/12/2021 (a) (b)	$8,280,000	$8,315,190
		188,872,237
BANKS — 51.9%
ABN AMRO Bank NV:
3 Month USD LIBOR + 0.41%, 0.68%, 1/19/2021 (a) (b) (c)	5,649,000	5,655,044
3 Month USD LIBOR + 0.57%, 0.82%, 8/27/2021 (a) (b)	7,908,000	7,940,739
ANZ New Zealand Int'l, Ltd. 3 Month USD LIBOR + 1.00%, 1.24%, 1/25/2022 (a) (b)	1,230,000	1,242,977
ASB Bank, Ltd. 3 Month USD LIBOR + 0.97%, 1.22%, 6/14/2023 (a) (b)	3,130,000	3,178,891
Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.32%, 0.56%, 11/9/2020 (a) (b)	3,799,000	3,800,292
3 Month USD LIBOR + 0.46%, 0.74%, 5/17/2021 (a) (b)	4,755,000	4,766,507
3 Month USD LIBOR + 0.49%, 0.74%, 11/21/2022 (a) (b)	4,515,000	4,536,401
3 Month USD LIBOR + 0.71%, 0.98%, 5/19/2022 (a) (b)	3,170,000	3,196,279
3 Month USD LIBOR + 0.87%, 1.13%, 11/23/2021 (a) (b)	2,250,000	2,269,260
3 Month USD LIBOR + 0.99%, 1.24%, 6/1/2021 (a) (b) (c)	2,420,000	2,434,617
Banco Santander SA:
3 Month USD LIBOR + 1.09%, 1.35%, 2/23/2023 (a) (c)	4,055,000	4,064,975
3 Month USD LIBOR + 1.12%, 1.39%, 4/12/2023 (a)	4,160,000	4,174,394
3 Month USD LIBOR + 1.56%, 1.83%, 4/11/2022 (a)	3,770,000	3,808,190
Bank of America Corp.:
3 Month USD LIBOR + 0.38%, 0.64%, 1/23/2022 (a) (c)	3,539,000	3,541,336
3 Month USD LIBOR + 1.00%, 1.26%, 4/24/2023 (a)	10,492,000	10,592,723

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.96%, 1.22%, 7/23/2024 (a)	$1,286,000	$1,298,358
Series GMTN, 3 Month USD LIBOR + 1.42%, 1.69%, 4/19/2021 (a)	4,072,000	4,101,563
Series MTN, 3 Month USD LIBOR + 0.65%, 0.88%, 6/25/2022 (a)	6,825,000	6,851,140
Series MTN, 3 Month USD LIBOR + 0.65%, 0.95%, 10/1/2021 (a)	7,341,000	7,341,000
Series MTN, 3 Month USD LIBOR + 0.79%, 1.04%, 3/5/2024 (a)	14,022,000	14,092,110
Series MTN, 3 Month USD LIBOR + 1.16%, 1.43%, 1/20/2023 (a)	4,675,000	4,725,443
Series MTN, 3 Month USD LIBOR + 1.18%, 1.45%, 10/21/2022 (a)	2,791,000	2,819,608
Bank of Montreal:
Series D, 3 Month USD LIBOR + 0.46%, 0.73%, 4/13/2021 (a)	5,910,000	5,922,588
Series MTN, 3 Month USD LIBOR + 0.40%, 0.65%, 9/10/2021 (a)	4,405,000	4,418,039
Series MTN, 3 Month USD LIBOR + 0.40%, 0.66%, 1/22/2021 (a)	4,250,000	4,254,845
Series MTN, 3 Month USD LIBOR + 0.57%, 0.80%, 3/26/2022 (a) (c)	2,100,000	2,112,159
Series MTN, 3 Month USD LIBOR + 0.63%, 0.88%, 9/11/2022 (a)	2,450,000	2,470,458
Series MTN, 3 Month USD LIBOR + 0.79%, 1.04%, 8/27/2021 (a)	3,756,000	3,781,428
Bank of New York Mellon Corp Series MTN, 3 Month USD LIBOR + 1.05%, 1.32%, 10/30/2023 (a)	5,534,000	5,621,271
Bank of Nova Scotia:
3 Month USD LIBOR + 0.42%, 0.66%, 1/25/2021 (a)	4,490,000	4,495,568
3 Month USD LIBOR + 0.64%, 0.89%, 3/7/2022 (a)	3,119,000	3,140,490
Series BKNT, 3 Month USD LIBOR + 0.29%, 0.57%, 1/8/2021 (a) (c)	3,622,000	3,624,246
Series BKNT, 3 Month USD LIBOR + 0.44%, 0.71%, 4/20/2021 (a)	4,258,000	4,267,155
Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.62%, 0.85%, 9/19/2022 (a)	$2,506,000	$2,525,973
Banque Federative du Credit Mutuel SA:
3 Month USD LIBOR + 0.73%, 1.00%, 7/20/2022 (a) (b)	2,810,000	2,829,024
3 Month USD LIBOR + 0.96%, 1.23%, 7/20/2023 (a) (b)	2,770,000	2,806,398
Barclays Bank PLC 3 Month USD LIBOR + 0.46%, 0.73%, 1/11/2021 (a)	7,428,000	7,432,902
Barclays PLC:
3 Month USD LIBOR + 1.38%, 1.66%, 5/16/2024 (a)	10,418,000	10,458,318
3 Month USD LIBOR + 1.43%, 1.71%, 2/15/2023 (a)	6,210,000	6,228,568
3 Month USD LIBOR + 1.63%, 1.90%, 1/10/2023 (a)	4,954,000	4,983,328
3 Month USD LIBOR + 2.11%, 2.35%, 8/10/2021 (a)	6,421,000	6,516,673
BBVA USA Series BKNT, 3 Month USD LIBOR + 0.73%, 0.98%, 6/11/2021 (a)	2,770,000	2,775,762
BNG Bank NV Series 144A, 3 Month USD LIBOR + 0.07%, 0.32%, 3/11/2022 (a) (b)	11,200,000	11,200,784
BNP Paribas SA 3 Month USD LIBOR + 0.39%, 0.63%, 8/7/2021 (a) (b)	2,770,000	2,776,094
BPCE SA:
3 Month USD LIBOR + 1.22%, 1.48%, 5/22/2022 (a) (b) (c)	5,910,000	5,977,078
3 Month USD LIBOR + 1.24%, 1.49%, 9/12/2023 (a) (b) (c)	3,420,000	3,471,539
Series MTN, 3 Month USD LIBOR + 0.88%, 1.14%, 5/31/2022 (a)	5,045,000	5,096,863
Canadian Imperial Bank of Commerce:
3 Month USD LIBOR + 0.32%, 0.57%, 2/2/2021 (a)	3,256,000	3,259,028
3 Month USD LIBOR + 0.72%, 0.96%, 6/16/2022 (a) (c)	4,770,000	4,814,600

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.31%, 0.61%, 10/5/2020 (a)	$2,918,000	$2,918,000
Series BKNT, 3 Month USD LIBOR + 0.66%, 0.91%, 9/13/2023 (a) (c)	3,260,000	3,292,176
Capital One NA Series BKNT, 3 Month USD LIBOR + 1.15%, 1.42%, 1/30/2023 (a)	250,000	251,578
Citibank NA:
Class BKNT, 3 Month USD LIBOR + 0.53%, 0.80%, 2/19/2022 (a)	3,430,000	3,434,733
Series BKNT, 3 Month USD LIBOR + 0.30%, 0.57%, 10/20/2020 (a)	4,535,000	4,535,635
Series BKNT, 3 Month USD LIBOR + 0.35%, 0.61%, 2/12/2021 (a)	8,170,000	8,178,007
Series BKNT, 3 Month USD LIBOR + 0.57%, 0.83%, 7/23/2021 (a)	5,490,000	5,508,995
Series BKNT, 3 Month USD LIBOR + 0.60%, 0.85%, 5/20/2022 (a)	6,880,000	6,893,278
Citigroup, Inc.:
3 Month USD LIBOR + 0.69%, 0.93%, 10/27/2022 (a)	3,297,000	3,312,430
3 Month USD LIBOR + 1.02%, 1.27%, 6/1/2024 (a)	8,390,000	8,433,544
3 Month USD LIBOR + 1.10%, 1.38%, 5/17/2024 (a)	13,044,000	13,165,048
3 Month USD LIBOR + 0.96%, 1.20%, 4/25/2022 (a)	9,635,000	9,728,170
3 Month USD LIBOR + 0.95%, 1.21%, 7/24/2023 (a)	6,119,000	6,160,854
3 Month USD LIBOR + 1.07%, 1.32%, 12/8/2021 (a)	6,106,000	6,162,114
3 Month USD LIBOR + 1.19%, 1.44%, 8/2/2021 (a) (c)	5,507,000	5,551,827
3 Month USD LIBOR + 1.31%, 1.55%, 10/26/2020 (a)	3,027,000	3,029,724
3 Month USD LIBOR + 1.38%, 1.60%, 3/30/2021 (a)	6,383,000	6,422,447
3 Month USD LIBOR + 1.43%, 1.68%, 9/1/2023 (a)	13,888,000	14,111,319
Security Description	Principal Amount	Value
Citizens Bank NA/Providence Series BKNT, 3 Month USD LIBOR + 0.72%, 0.98%, 2/14/2022 (a)	$1,802,000	$1,808,325
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.68%, 0.91%, 9/18/2022 (a) (b)	1,980,000	1,997,325
3 Month USD LIBOR + 0.70%, 0.94%, 3/16/2023 (a) (b)	7,594,000	7,677,078
3 Month USD LIBOR + 0.70%, 0.95%, 3/10/2022 (a) (b)	3,170,000	3,193,363
3 Month USD LIBOR + 0.82%, 1.07%, 6/4/2024 (a) (b)	2,774,000	2,817,247
3 Month USD LIBOR + 0.83%, 1.08%, 9/6/2021 (a) (b) (c)	5,972,000	6,013,505
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.43%, 0.67%, 4/26/2021 (a)	5,438,000	5,449,583
3 Month USD LIBOR + 0.48%, 0.75%, 1/10/2023 (a)	3,120,000	3,134,196
3 Month USD LIBOR + 0.83%, 1.10%, 1/10/2022 (a)	3,520,000	3,551,293
Credit Agricole Corporate & Investment Bank SA Series MTN, 3 Month USD LIBOR + 0.40%, 0.65%, 5/3/2021 (a) (b)	1,875,000	1,877,831
Credit Agricole SA:
3 Month USD LIBOR + 1.02%, 1.28%, 4/24/2023 (a) (b)	6,295,000	6,344,353
3 Month USD LIBOR + 1.18%, 1.41%, 7/1/2021 (a) (b)	200,000	201,502
3 Month USD LIBOR + 1.43%, 1.70%, 1/10/2022 (a) (b)	3,122,000	3,156,623
Credit Suisse Group AG:
3 Month USD LIBOR + 1.20%, 1.45%, 12/14/2023 (a) (b)	3,960,000	3,987,641
3 Month USD LIBOR + 1.24%, 1.49%, 6/12/2024 (a) (b)	4,305,000	4,334,618
Credit Suisse Group Funding Guernsey, Ltd. 3 Month USD LIBOR + 2.29%, 2.56%, 4/16/2021 (a)	7,634,000	7,720,951

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Danske Bank A/S 3 Month USD LIBOR + 1.06%, 1.31%, 9/12/2023 (a) (b)	$2,620,000	$2,594,874
DBS Group Holdings, Ltd. 3 Month USD LIBOR + 0.62%, 0.86%, 7/25/2022 (a) (b)	3,214,000	3,222,260
Deutsche Bank AG:
3 Month USD LIBOR + 1.19%, 1.47%, 11/16/2022 (a)	3,566,000	3,515,791
3 Month USD LIBOR + 1.29%, 1.54%, 2/4/2021 (a)	3,640,000	3,636,396
3 Month USD LIBOR + 1.23%, 1.48%, 2/27/2023 (a)	3,230,000	3,177,577
Series _, 3 Month USD LIBOR + 0.82%, 1.07%, 1/22/2021 (a)	3,889,000	3,881,339
DNB Bank ASA:
3 Month USD LIBOR + 0.37%, 0.67%, 10/2/2020 (a) (b)	3,804,000	3,804,000
3 Month USD LIBOR + 0.62%, 0.86%, 12/2/2022 (a) (b)	2,850,000	2,868,782
Federation des Caisses Desjardins du Quebec 3 Month USD LIBOR + 0.33%, 0.60%, 10/30/2020 (a) (b)	2,277,000	2,277,660
Fifth Third Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.44%, 0.68%, 7/26/2021 (a)	1,950,000	1,952,087
Series MTN, 3 Month USD LIBOR + 0.64%, 0.89%, 2/1/2022 (a)	2,625,000	2,639,516
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.75%, 1.01%, 2/23/2023 (a)	17,961,000	18,035,179
3 Month USD LIBOR + 0.78%, 1.04%, 10/31/2022 (a)	10,495,000	10,534,671
3 Month USD LIBOR + 1.00%, 1.26%, 7/24/2023 (a)	4,919,000	4,951,662
3 Month USD LIBOR + 1.05%, 1.30%, 6/5/2023 (a)	5,911,000	5,954,623
3 Month USD LIBOR + 1.11%, 1.35%, 4/26/2022 (a)	15,034,000	15,093,535
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.17%, 1.45%, 11/15/2021 (a)	$9,131,000	$9,142,049
3 Month USD LIBOR + 1.36%, 1.60%, 4/23/2021 (a) (c)	6,702,000	6,734,371
Series FRN, 3 Month USD LIBOR + 1.77%, 2.02%, 2/25/2021 (a)	3,847,000	3,873,429
Series MTN, 3 Month USD LIBOR + 1.60%, 1.86%, 11/29/2023 (a)	11,988,000	12,329,298
HSBC Holdings PLC:
3 Month USD LIBOR + 1.00%, 1.27%, 5/18/2024 (a)	22,634,000	22,605,934
3 Month USD LIBOR + 1.23%, 1.48%, 3/11/2025	6,600,000	6,611,220
3 Month USD LIBOR + 1.50%, 1.80%, 1/5/2022 (a)	2,505,000	2,534,885
Huntington National Bank 3 Month USD LIBOR + 0.55%, 0.80%, 2/5/2021 (a)	2,127,000	2,129,680
Industrial & Commercial Bank of China, Ltd. 3 Month USD LIBOR + 0.75%, 0.99%, 11/8/2020 (a)	3,473,000	3,473,521
Industrial Bank of Korea Series 144A, 3 Month USD LIBOR + 0.60%, 0.85%, 8/2/2021 (a) (b)	5,750,000	5,756,153
ING Groep NV:
3 Month USD LIBOR + 1.00%, 1.23%, 10/2/2023 (a) (c)	2,725,000	2,752,332
3 Month USD LIBOR + 1.15%, 1.37%, 3/29/2022 (a)	7,766,000	7,838,767
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.73%, 0.99%, 4/23/2024 (a)	4,650,000	4,668,647
3 Month USD LIBOR + 0.89%, 1.15%, 7/23/2024 (a)	11,593,000	11,669,050
3 Month USD LIBOR + 0.90%, 1.14%, 4/25/2023 (a)	9,334,000	9,408,579
3 Month USD LIBOR + 1.00%, 1.28%, 1/15/2023 (a)	3,615,000	3,630,689
3 Month USD LIBOR + 1.23%, 1.49%, 10/24/2023 (a)	20,685,000	20,996,930

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.85%, 1.12%, 1/10/2025 (a) (c)	$256,000	$257,375
KEB Hana Bank 3 Month USD LIBOR + 0.70%, 0.93%, 10/2/2022 (a) (b)	2,840,000	2,845,765
KeyBank NA Series BKNT, 3 Month USD LIBOR + 0.66%, 0.91%, 2/1/2022 (a)	1,825,000	1,834,654
Lloyds Bank PLC 3 Month USD LIBOR + 0.49%, 0.73%, 5/7/2021 (a)	500,000	501,160
Lloyds Banking Group PLC 3 Month USD LIBOR + 0.80%, 1.03%, 6/21/2021 (a)	6,413,000	6,438,331
Macquarie Bank, Ltd. 3 Month USD LIBOR + 0.45%, 0.71%, 11/24/2021 (a) (b)	1,200,000	1,203,000
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 1.28%, 11/28/2023 (a) (b)	12,505,000	12,534,762
3 Month USD LIBOR + 1.35%, 1.58%, 3/27/2024 (a) (b)	2,120,000	2,136,536
Manufacturers & Traders Trust Co. Series BKNT, 3 Month USD LIBOR + 0.27%, 0.51%, 1/25/2021 (a)	2,575,000	2,576,854
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.65%, 0.89%, 7/26/2021 (a)	5,894,000	5,915,042
3 Month USD LIBOR + 0.70%, 0.95%, 3/7/2022 (a)	3,238,000	3,259,565
3 Month USD LIBOR + 0.74%, 0.98%, 3/2/2023 (a)	7,359,000	7,395,427
3 Month USD LIBOR + 0.79%, 1.03%, 7/25/2022 (a) (c)	6,732,000	6,775,623
3 Month USD LIBOR + 0.86%, 1.10%, 7/26/2023 (a)	11,273,000	11,356,758
3 Month USD LIBOR + 0.92%, 1.18%, 2/22/2022 (a)	4,079,000	4,108,246
3 Month USD LIBOR + 1.06%, 1.31%, 9/13/2021 (a)	8,412,000	8,481,735
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.88%, 2.13%, 3/1/2021 (a)	$2,646,000	$2,665,025
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.610%, 0.86%, 9/8/2024	5,000,000	4,995,050
3 Month USD LIBOR + 0.63%, 0.88%, 5/25/2024 (a) (c)	7,740,000	7,720,495
3 Month USD LIBOR + 0.79%, 1.04%, 3/5/2023 (a)	6,049,000	6,084,266
3 Month USD LIBOR + 0.84%, 1.11%, 7/16/2023 (a)	3,090,000	3,100,073
3 Month USD LIBOR + 0.85%, 1.10%, 9/13/2023 (a)	3,450,000	3,465,456
3 Month USD LIBOR + 0.88%, 1.13%, 9/11/2022 (a) (c)	13,424,000	13,540,386
3 Month USD LIBOR + 0.94%, 1.20%, 2/28/2022 (a)	8,854,000	8,942,540
3 Month USD LIBOR + 1.00%, 1.25%, 9/11/2024 (a)	4,036,000	4,075,634
3 Month USD LIBOR + 1.14%, 1.39%, 9/13/2021 (a)	6,522,000	6,579,720
3 Month USD LIBOR + 1.48%, 1.75%, 4/12/2021 (a) (b)	1,220,000	1,228,369
Series ., 3 Month USD LIBOR + 0.990%, 1.26%, 7/10/2024	2,000,000	2,016,740
Morgan Stanley:
3 Month USD LIBOR + 0.93%, 1.19%, 7/22/2022 (a)	17,030,000	17,111,574
3 Month USD LIBOR + 1.18%, 1.45%, 1/20/2022 (a)	22,294,000	22,355,308
Series GMTN, 3 Month USD LIBOR + 1.22%, 1.46%, 5/8/2024 (a)	9,050,000	9,175,795
Series GMTN, 3 Month USD LIBOR + 1.40%, 1.67%, 4/21/2021 (a)	7,867,000	7,921,046
Series MTN, 3 Month USD LIBOR + 1.40%, 1.66%, 10/24/2023 (a)	18,292,000	18,586,135
MUFG Union Bank NA Series BKNT, 3 Month USD LIBOR + 0.60%, 0.85%, 3/7/2022 (a)	1,258,000	1,263,523

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.35%, 0.62%, 1/12/2021 (a) (b)	$3,435,000	$3,437,782
3 Month USD LIBOR + 0.41%, 0.66%, 12/13/2022 (a) (b)	9,350,000	9,400,490
3 Month USD LIBOR + 0.58%, 0.81%, 9/20/2021 (a) (b)	5,110,000	5,132,280
3 Month USD LIBOR + 0.60%, 0.87%, 4/12/2023 (a) (b)	1,615,000	1,627,726
3 Month USD LIBOR + 0.71%, 0.96%, 11/4/2021 (a) (b)	4,221,000	4,247,297
3 Month USD LIBOR + 0.72%, 0.98%, 5/22/2022 (a) (b)	2,535,000	2,557,029
3 Month USD LIBOR + 0.89%, 1.16%, 1/10/2022 (a) (b)	3,505,000	3,537,456
3 Month USD LIBOR + 1.00%, 1.27%, 7/12/2021 (a) (b)	4,670,000	4,703,531
NatWest Markets PLC 3 Month USD LIBOR + 1.40%, 1.62%, 9/29/2022 (a) (b)	2,000,000	2,013,900
PNC Bank NA:
3 Month USD LIBOR + 0.43%, 0.67%, 12/9/2022 (a)	4,637,000	4,651,004
Series BKNT, 3 Month USD LIBOR + 0.25%, 0.51%, 1/22/2021 (a)	3,035,000	3,037,185
Series BKNT, 3 Month USD LIBOR + 0.33%, 0.58%, 2/24/2023 (a)	9,000,000	9,008,280
Series BKNT, 3 Month USD LIBOR + 0.45%, 0.71%, 7/22/2022 (a)	4,113,000	4,125,092
Series BKNT, 3 Month USD LIBOR + 0.50%, 0.74%, 7/27/2022 (a)	4,190,000	4,213,129
Royal Bank of Canada:
3 Month USD LIBOR + 0.66%, 0.96%, 10/5/2023 (a)	2,254,000	2,269,868
Series GMTN, 3 Month USD LIBOR + 0.36%, 0.63%, 1/17/2023 (a)	2,500,000	2,503,700
Series GMTN, 3 Month USD LIBOR + 0.39%, 0.66%, 4/30/2021 (a)	13,615,000	13,643,591
Series GMTN, 3 Month USD LIBOR + 0.47%, 0.74%, 4/29/2022 (a) (c)	2,559,000	2,571,897
Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.73%, 0.98%, 2/1/2022 (a) (c)	$6,245,000	$6,295,147
Series MTN, 3 Month USD LIBOR + 0.24%, 0.48%, 10/26/2020 (a)	3,755,000	3,755,713
Series MTN, 3 Month USD LIBOR + 0.40%, 0.64%, 1/25/2021 (a)	3,649,000	3,653,525
Royal Bank of Scotland Group PLC:
3 Month USD LIBOR + 1.47%, 1.75%, 5/15/2023 (a)	9,552,000	9,595,080
3 Month USD LIBOR + 1.55%, 1.78%, 6/25/2024 (a)	5,666,000	5,706,965
Santander UK PLC:
3 Month USD LIBOR + 0.30%, 0.55%, 11/3/2020 (a)	3,089,000	3,089,803
3 Month USD LIBOR + 0.62%, 0.87%, 6/1/2021 (a)	5,554,000	5,570,773
3 Month USD LIBOR + 0.66%, 0.94%, 11/15/2021 (a)	2,495,000	2,508,298
Skandinaviska Enskilda Banken AB:
3 Month USD LIBOR + 0.320%, 0.57%, 9/1/2023 (b)	4,250,000	4,249,065
3 Month USD LIBOR + 0.43%, 0.71%, 5/17/2021 (a) (b)	6,765,000	6,774,065
3 Month USD LIBOR + 0.65%, 0.89%, 12/12/2022 (a) (b)	3,520,000	3,548,477
Societe Generale SA 3 Month USD LIBOR + 1.33%, 1.61%, 4/8/2021 (a) (b)	2,920,000	2,938,279
Standard Chartered PLC:
3 Month USD LIBOR + 1.15%, 1.42%, 1/20/2023 (a) (b) (c)	6,585,000	6,603,701
3 Month USD LIBOR + 1.20%, 1.45%, 9/10/2022 (a) (b)	7,655,000	7,680,721
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.37%, 0.64%, 10/16/2020 (a)	4,164,000	4,164,750

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 1.01%, 10/18/2022 (a) (c)	$6,010,000	$6,044,377
3 Month USD LIBOR + 0.74%, 1.01%, 1/17/2023 (a)	3,347,000	3,358,012
3 Month USD LIBOR + 0.78%, 1.05%, 7/12/2022 (a)	5,543,000	5,580,692
3 Month USD LIBOR + 0.80%, 1.07%, 10/16/2023 (a)	3,143,000	3,158,778
3 Month USD LIBOR + 0.86%, 1.13%, 7/19/2023 (a)	6,014,000	6,051,467
3 Month USD LIBOR + 1.11%, 1.38%, 7/14/2021 (a) (c)	3,682,000	3,706,596
3 Month USD LIBOR + 1.14%, 1.41%, 10/19/2021 (a) (c)	3,334,000	3,364,173
3 Month USD LIBOR + 1.68%, 1.92%, 3/9/2021 (a)	4,845,000	4,878,140
Svenska Handelsbanken AB Series BKNT, 3 Month USD LIBOR + 0.47%, 0.73%, 5/24/2021 (a)	8,417,000	8,438,716
Swedbank AB 3 Month USD LIBOR + 0.70%, 0.95%, 3/14/2022 (a) (b)	3,910,000	3,937,448
Toronto-Dominion Bank:
Series GMTN, 3 Month USD LIBOR + 0.24%, 0.48%, 1/25/2021 (a)	2,358,000	2,359,509
Series GMTN, 3 Month USD LIBOR + 0.27%, 0.52%, 3/17/2021 (a)	9,340,000	9,348,406
Series GMTN, 3 Month USD LIBOR + 0.64%, 0.91%, 7/19/2023 (a)	1,810,000	1,830,001
Series MTN, 3 Month USD LIBOR + 0.43%, 0.68%, 6/11/2021 (a)	5,919,000	5,933,679
Series MTN, 3 Month USD LIBOR + 0.53%, 0.78%, 12/1/2022 (a)	2,309,000	2,326,271
Series MTN, 3 Month USD LIBOR + 1.00%, 1.28%, 4/7/2021 (a)	4,692,000	4,714,756
Truist Bank:
Series BKNT, 3 Month USD LIBOR + 0.50%, 0.74%, 10/26/2021 (a)	3,620,000	3,620,326
Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.59%, 0.84%, 8/2/2022 (a)	$2,479,000	$2,484,479
Series BKNT, 3 Month USD LIBOR + 0.59%, 0.87%, 5/17/2022 (a)	2,322,000	2,336,559
Truist Financial Corp.:
Series MTN, 3 Month USD LIBOR + 0.22%, 0.47%, 2/1/2021 (a)	2,263,000	2,263,498
Series MTN, 3 Month USD LIBOR + 0.65%, 0.88%, 4/1/2022 (a) (c)	3,082,000	3,099,475
UBS AG 3 Month USD LIBOR + 0.48%, 0.73%, 12/1/2020 (a) (b) (c)	6,425,000	6,427,955
UBS Group AG:
3 Month USD LIBOR + 0.95%, 1.23%, 8/15/2023 (a) (b) (c)	9,680,000	9,742,049
3 Month USD LIBOR + 1.22%, 1.48%, 5/23/2023 (a) (b)	6,802,000	6,874,713
3 Month USD LIBOR + 1.53%, 1.78%, 2/1/2022 (a) (b)	3,015,000	3,068,245
3 Month USD LIBOR + 1.78%, 2.05%, 4/14/2021 (a) (b)	10,143,000	10,230,838
UniCredit SpA 3 Month USD LIBOR + 3.90%, 4.17%, 1/14/2022 (a) (b)	3,575,000	3,664,661
United Overseas Bank, Ltd. 3 Month USD LIBOR + 0.48%, 0.74%, 4/23/2021 (a) (b)	3,270,000	3,271,341
US Bank NA:
3 Month USD LIBOR + 0.31%, 0.56%, 2/4/2021 (a)	5,622,000	5,626,048
3 Month USD LIBOR + 0.40%, 0.64%, 12/9/2022 (a)	5,000,000	5,019,950
Series BKNT, 3 Month USD LIBOR + 0.18%, 0.45%, 1/21/2022 (a)	8,600,000	8,601,548
Series BKNT, 3 Month USD LIBOR + 0.32%, 0.56%, 4/26/2021 (a)	7,255,000	7,264,069
Series BKNT, 3 Month USD LIBOR + 0.38%, 0.66%, 11/16/2021 (a)	980,000	982,715
Series BKNT, 3 Month USD LIBOR + 0.44%, 0.70%, 5/23/2022 (a)	6,250,000	6,276,375

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo & Co.:
3 Month USD LIBOR + 0.93%, 1.18%, 2/11/2022 (a)	$18,047,000	$18,087,967
3 Month USD LIBOR + 1.03%, 1.27%, 7/26/2021 (a)	12,453,000	12,542,537
3 Month USD LIBOR + 1.11%, 1.37%, 1/24/2023 (a)	8,598,000	8,659,132
3 Month USD LIBOR + 1.23%, 1.49%, 10/31/2023 (a)	14,204,000	14,378,141
3 Month USD LIBOR + 1.34%, 1.59%, 3/4/2021 (a)	6,826,000	6,859,106
Series MTN, 3 Month USD LIBOR + 1.01%, 1.26%, 12/7/2020 (a)	4,350,000	4,357,743
Wells Fargo Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.31%, 0.59%, 1/15/2021 (a)	4,035,000	4,037,905
Series BKNT, 3 Month USD LIBOR + 0.51%, 0.77%, 10/22/2021 (a) (c)	3,550,000	3,559,230
Series BKNT, 3 Month USD LIBOR + 0.62%, 0.87%, 5/27/2022 (a)	7,150,000	7,169,805
Series BKNT, 3 Month USD LIBOR + 0.66%, 0.90%, 9/9/2022 (a)	8,760,000	8,811,772
Westpac Banking Corp.:
3 Month USD LIBOR + 0.34%, 0.58%, 1/25/2021 (a) (c)	5,166,000	5,170,649
3 Month USD LIBOR + 0.39%, 0.66%, 1/13/2023 (a) (c)	5,237,000	5,251,192
3 Month USD LIBOR + 0.57%, 0.84%, 1/11/2023 (a)	2,811,000	2,829,693
3 Month USD LIBOR + 0.71%, 0.94%, 6/28/2022 (a) (c)	3,399,000	3,429,999
3 Month USD LIBOR + 0.72%, 1.00%, 5/15/2023 (a)	5,932,000	5,999,743
3 Month USD LIBOR + 0.77%, 1.00%, 2/26/2024 (a) (c)	2,075,000	2,102,701
3 Month USD LIBOR + 0.85%, 1.12%, 8/19/2021 (a)	4,270,000	4,298,267
3 Month USD LIBOR + 0.85%, 1.12%, 1/11/2022 (a)	2,954,000	2,979,641
		1,296,018,480
Security Description	Principal Amount	Value
BEVERAGES — 0.3%
Constellation Brands, Inc. 3 Month USD LIBOR + 0.70%, 0.98%, 11/15/2021 (a) (c)	$4,729,000	$4,728,149
PepsiCo, Inc. 3 Month USD LIBOR + 0.37%, 0.62%, 5/2/2022 (a)	2,320,000	2,327,957
		7,056,106
BIOTECHNOLOGY — 0.1%
Gilead Sciences, Inc. 3 Month USD LIBOR + 0.52%, 0.74%, 9/29/2023	3,125,000	3,130,094
BUILDING MATERIALS — 0.1%
Vulcan Materials Co. 3 Month USD LIBOR + 0.65%, 0.90%, 3/1/2021 (a)	2,934,000	2,929,716
CHEMICALS — 0.2%
DuPont de Nemours, Inc.:
3 Month USD LIBOR + 0.71%, 0.99%, 11/15/2020 (a)	3,724,000	3,727,277
3 Month USD LIBOR + 1.11%, 1.39%, 11/15/2023 (a)	1,828,000	1,849,479
		5,576,756
COMMERCIAL SERVICES — 0.1%
Equifax, Inc. 3 Month USD LIBOR + 0.87%, 1.15%, 8/15/2021 (a)	1,907,000	1,914,590
COMPUTERS — 2.2%
Apple, Inc.:
3 Month USD LIBOR + 0.35%, 0.60%, 5/11/2022 (a) (c)	7,847,000	7,880,664
3 Month USD LIBOR + 0.50%, 0.74%, 2/9/2022 (a)	7,778,000	7,822,724
3 Month USD LIBOR + 1.13%, 1.39%, 2/23/2021 (a) (c)	2,614,000	2,625,632
Hewlett Packard Enterprise Co. 3 Month USD LIBOR + 0.72%, 1.02%, 10/5/2021 (a)	5,368,000	5,367,141
IBM Credit LLC:
3 Month USD LIBOR + 0.16%, 0.41%, 2/5/2021 (a)	6,308,000	6,311,406

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.26%, 0.53%, 1/20/2021 (a)	$4,036,000	$4,038,866
3 Month USD LIBOR + 0.47%, 0.73%, 11/30/2020 (a)	6,586,000	6,591,269
International Business Machines Corp.:
3 Month USD LIBOR + 0.40%, 0.65%, 5/13/2021 (a)	12,917,000	12,944,513
3 Month USD LIBOR + 0.58%, 0.83%, 11/6/2021 (a) (c)	397,000	399,195
		53,981,410
DIVERSIFIED FINANCIAL SERVICES — 2.6%
Air Lease Corp. Series MTN, 3 Month USD LIBOR + 0.67%, 0.92%, 6/3/2021 (a)	614,000	607,578
American Express Co.:
3 Month USD LIBOR + 0.53%, 0.81%, 5/17/2021 (a) (c)	7,327,000	7,343,046
3 Month USD LIBOR + 0.60%, 0.85%, 11/5/2021 (a)	8,002,000	8,035,608
3 Month USD LIBOR + 0.61%, 0.86%, 8/1/2022 (a) (c)	2,874,000	2,889,979
3 Month USD LIBOR + 0.62%, 0.87%, 5/20/2022 (a)	6,876,000	6,915,331
3 Month USD LIBOR + 0.65%, 0.90%, 2/27/2023 (a) (c)	3,603,000	3,622,636
3 Month USD LIBOR + 0.75%, 1.00%, 8/3/2023 (a)	3,182,000	3,210,161
American Express Credit Corp. Series MTN, 3 Month USD LIBOR + 0.70%, 0.95%, 3/3/2022 (a)	1,329,000	1,337,413
BOC Aviation, Ltd.:
3 Month USD LIBOR + 1.05%, 1.30%, 5/2/2021 (a) (b)	4,215,000	4,201,048
3 Month USD LIBOR + 1.13%, 1.36%, 9/26/2023 (a) (b)	2,000,000	1,957,660
Capital One Financial Corp.:
3 Month USD LIBOR + 0.45%, 0.72%, 10/30/2020 (a)	4,303,000	4,303,000
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.72%, 0.99%, 1/30/2023 (a)	$2,338,000	$2,339,075
3 Month USD LIBOR + 0.95%, 1.19%, 3/9/2022 (a)	5,046,000	5,081,070
Charles Schwab Corp. 3 Month USD LIBOR + 0.32%, 0.57%, 5/21/2021 (a)	4,984,000	4,990,878
Intercontinental Exchange, Inc. 3 Month USD LIBOR + 0.65%, 0.90%, 6/15/2023	8,540,000	8,559,215
		65,393,698
ELECTRIC — 2.2%
Consolidated Edison Co. of New York, Inc. Series C, 3 Month USD LIBOR + 0.40%, 0.63%, 6/25/2021 (a)	5,134,000	5,145,500
Dominion Energy, Inc.:
3 Month USD LIBOR + 0.40%, 0.65%, 12/1/2020 (a) (b)	2,000,000	2,000,640
Series D, 3 Month USD LIBOR + 0.53%, 0.77%, 9/15/2023	3,315,000	3,319,177
Duke Energy Corp. 3 Month USD LIBOR + 0.50%, 0.76%, 5/14/2021 (a) (b)	5,536,000	5,548,567
Florida Power & Light Co. 3 Month USD LIBOR + 0.38%, 0.64%, 7/28/2023	8,650,000	8,655,882
National Rural Utilities Cooperative Finance Corp. Series MTN, 3 Month USD LIBOR + 0.38%, 0.60%, 6/30/2021 (a) (c)	2,770,000	2,776,316
NextEra Energy Capital Holdings, Inc.:
3 Month USD LIBOR + 0.48%, 0.73%, 5/4/2021 (a)	3,164,000	3,170,581
3 Month USD LIBOR + 0.55%, 0.81%, 8/28/2021 (a)	3,772,000	3,773,584
3 Month USD LIBOR + 0.72%, 0.97%, 2/25/2022 (a)	2,000,000	2,014,480
Pacific Gas & Electric Co. 3 Month USD LIBOR + 1.48%, 1.72%, 6/16/2022 (a)	4,000,000	4,007,720

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Sempra Energy:
3 Month USD LIBOR + 0.45%, 0.70%, 3/15/2021 (a)	$5,830,000	$5,837,987
3 Month USD LIBOR + 0.50%, 0.78%, 1/15/2021 (a) (c)	4,982,000	4,982,100
Southern Power Co. 3 Month USD LIBOR + 0.55%, 0.78%, 12/20/2020 (a) (b)	3,440,000	3,441,651
		54,674,185
ELECTRONICS — 0.4%
Honeywell International, Inc.:
3 Month USD LIBOR + 0.230%, 0.50%, 8/19/2022	4,000,000	4,001,800
3 Month USD LIBOR + 0.37%, 0.61%, 8/8/2022 (a)	4,602,000	4,618,797
		8,620,597
FOOD — 0.5%
Campbell Soup Co. 3 Month USD LIBOR + 0.63%, 0.88%, 3/15/2021 (a)	2,450,000	2,453,822
Conagra Brands, Inc. 3 Month USD LIBOR + 0.50%, 0.77%, 10/9/2020 (a) (c)	2,735,000	2,735,246
General Mills, Inc.:
3 Month USD LIBOR + 0.54%, 0.81%, 4/16/2021 (a)	5,157,000	5,164,839
3 Month USD LIBOR + 1.01%, 1.28%, 10/17/2023 (a)	2,839,000	2,871,081
		13,224,988
GAS — 0.2%
Dominion Energy Gas Holdings LLC Series A, 3 Month USD LIBOR + 0.60%, 0.85%, 6/15/2021 (a)	3,030,000	3,039,848
Southern California Gas Co. 3 Month USD LIBOR + 0.35%, 0.57%, 9/14/2023	3,000,000	3,001,200
		6,041,048
HEALTH CARE PRODUCTS — 0.1%
Zimmer Biomet Holdings, Inc. 3 Month USD LIBOR + 0.75%, 0.98%, 3/19/2021 (a)	3,480,000	3,479,548
Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 0.2%
UnitedHealth Group, Inc.:
3 Month USD LIBOR + 0.07%, 0.35%, 10/15/2020 (a)	$1,815,000	$1,815,091
3 Month USD LIBOR + 0.26%, 0.51%, 6/15/2021 (a)	1,897,000	1,899,390
		3,714,481
HOUSEHOLD PRODUCTS & WARES — 0.2%
Reckitt Benckiser Treasury Services PLC 3 Month USD LIBOR + 0.56%, 0.78%, 6/24/2022 (a) (b)	4,269,000	4,282,490
INSURANCE — 2.4%
AIA Group, Ltd. 3 Month USD LIBOR + 0.52%, 0.75%, 9/20/2021 (a) (b)	3,269,000	3,261,481
Athene Global Funding 3 Month USD LIBOR + 1.23%, 1.53%, 7/1/2022 (a) (b)	4,095,000	4,121,658
Jackson National Life Global Funding:
3 Month USD LIBOR + 0.30%, 0.58%, 10/15/2020 (a) (b)	3,638,000	3,638,509
3 Month USD LIBOR + 0.31%, 0.55%, 3/16/2021 (a) (b)	250,000	250,235
3 Month USD LIBOR + 0.48%, 0.73%, 6/11/2021 (a) (b)	3,302,000	3,310,024
3 Month USD LIBOR + 0.73%, 0.96%, 6/27/2022 (a) (b)	5,612,000	5,654,820
Marsh & McLennan Cos., Inc. 3 Month USD LIBOR + 1.20%, 1.42%, 12/29/2021 (a) (c)	1,765,000	1,764,788
MassMutual Global Funding II 3 Month USD LIBOR + 0.15%, 0.43%, 1/7/2022 (a) (b)	4,000,000	4,000,680
Metropolitan Life Global Funding I 3 Month USD LIBOR + 0.23%, 0.51%, 1/8/2021 (a) (b)	7,590,000	7,594,099
New York Life Global Funding:
3 Month USD LIBOR + 0.16%, 0.46%, 10/1/2020 (a) (b)	3,466,000	3,466,000

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.28%, 0.53%, 1/28/2021 (a) (b)	$3,452,000	$3,454,969
3 Month USD LIBOR + 0.28%, 0.55%, 1/21/2022 (a) (b)	4,820,000	4,825,350
3 Month USD LIBOR + 0.28%, 0.55%, 1/10/2023 (a) (b) (c)	4,000,000	3,997,000
3 Month USD LIBOR + 0.32%, 0.57%, 8/6/2021 (a) (b)	3,202,000	3,208,564
3 Month USD LIBOR + 0.44%, 0.71%, 7/12/2022 (a) (b)	2,750,000	2,762,017
3 Month USD LIBOR + 0.52%, 0.77%, 6/10/2022 (a) (b)	2,875,000	2,892,394
Protective Life Global Funding 3 Month USD LIBOR + 0.52%, 0.75%, 6/28/2021 (a) (b)	2,855,000	2,863,137
		61,065,725
INTERNET — 0.6%
eBay, Inc. 3 Month USD LIBOR + 0.87%, 1.14%, 1/30/2023 (a)	2,749,000	2,775,115
TD Ameritrade Holding Corp. 3 Month USD LIBOR + 0.43%, 0.68%, 11/1/2021 (a) (c)	4,015,000	4,028,531
Tencent Holdings, Ltd.:
3 Month USD LIBOR + 0.61%, 0.88%, 1/19/2023 (a) (b) (c)	2,300,000	2,285,717
3 Month USD LIBOR + 0.91%, 1.18%, 4/11/2024 (a) (b)	3,000,000	2,989,500
Class REGs, 3 Month USD LIBOR + 0.91%, 1.18%, 4/11/2024 (a)	2,000,000	1,993,000
Class REGS, 3 Month USD LIBOR + 0.61%, 0.88%, 1/19/2023 (a)	1,690,000	1,679,505
		15,751,368
LODGING — 0.2%
Marriott International, Inc.:
3 Month USD LIBOR + 0.65%, 0.90%, 3/8/2021 (a)	2,300,000	2,290,616
Series Y, 3 Month USD LIBOR + 0.60%, 0.85%, 12/1/2020 (a)	2,730,000	2,724,922
		5,015,538
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 1.2%
Caterpillar Financial Services Corp.:
Series I, 3 Month USD LIBOR + 0.39%, 0.67%, 5/17/2021 (a)	$5,506,000	$5,518,884
Series MTN, 3 Month USD LIBOR + 0.20%, 0.46%, 11/12/2021 (a)	4,739,000	4,744,213
Series MTN, 3 Month USD LIBOR + 0.23%, 0.48%, 3/15/2021 (a)	10,101,000	10,107,970
Series MTN, 3 Month USD LIBOR + 0.28%, 0.53%, 9/7/2021 (a)	3,039,000	3,042,859
Series MTN, 3 Month USD LIBOR + 0.30%, 0.55%, 3/8/2021 (a) (c)	2,940,000	2,943,087
Series MTN, 3 Month USD LIBOR + 0.35%, 0.60%, 12/7/2020 (a)	2,150,000	2,150,645
Series MTN, 3 Month USD LIBOR + 0.74%, 0.99%, 5/13/2022 (a)	2,210,000	2,229,183
		30,736,841
MACHINERY-DIVERSIFIED — 0.9%
John Deere Capital Corp.:
3 Month USD LIBOR + 0.17%, 0.44%, 10/9/2020 (a)	2,145,000	2,145,129
Series GMTN, 3 Month USD LIBOR + 0.55%, 0.80%, 6/7/2023 (a)	1,889,000	1,902,412
Series MTN, 3 Month USD LIBOR + 0.24%, 0.49%, 3/12/2021 (a)	3,096,000	3,098,291
Series MTN, 3 Month USD LIBOR + 0.26%, 0.51%, 9/10/2021 (a)	3,052,000	3,058,440
Series MTN, 3 Month USD LIBOR + 0.40%, 0.65%, 6/7/2021 (a)	2,260,000	2,264,429
Series MTN, 3 Month USD LIBOR + 0.48%, 0.73%, 9/8/2022 (a)	3,040,000	3,054,713
Series MTN, 3 Month USD LIBOR + 0.49%, 0.74%, 6/13/2022 (a)	2,800,000	2,813,272
Otis Worldwide Corp. 3 Month USD LIBOR + 0.45%, 0.75%, 4/5/2023	5,030,000	5,026,127
		23,362,813

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 1.4%
Charter Communications Operating LLC 3 Month USD LIBOR + 1.65%, 1.90%, 2/1/2024 (a)	$6,480,000	$6,630,725
Comcast Corp.:
3 Month USD LIBOR + 0.33%, 0.63%, 10/1/2020 (a)	7,020,000	7,020,000
3 Month USD LIBOR + 0.44%, 0.67%, 10/1/2021 (a)	5,299,000	5,317,441
3 Month USD LIBOR + 0.63%, 0.91%, 4/15/2024 (a)	1,415,000	1,425,443
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 0.63%, 4/1/2021 (a) (b)	4,157,000	4,163,984
TWDC Enterprises 18 Corp. Series MTN, 3 Month USD LIBOR + 0.39%, 0.64%, 3/4/2022 (a)	4,106,000	4,117,948
Walt Disney Co.:
3 Month USD LIBOR + 0.25%, 0.50%, 9/1/2021 (a)	3,691,000	3,695,466
3 Month USD LIBOR + 0.39%, 0.64%, 9/1/2022 (a)	3,186,000	3,192,754
		35,563,761
MISCELLANEOUS MANUFACTURER — 0.7%
3M Co. Series MTN, 3 Month USD LIBOR + 0.30%, 0.56%, 2/14/2024 (a)	1,842,000	1,840,987
General Electric Co. Series NOTZ, 3 Month USD LIBOR + 1.00%, 1.25%, 3/15/2023 (a)	7,382,000	7,347,231
Siemens Financieringsmaatschappij NV 3 Month USD LIBOR + 0.61%, 0.85%, 3/16/2022 (a) (b)	6,357,000	6,394,824
Textron, Inc. 3 Month USD LIBOR + 0.55%, 0.79%, 11/10/2020 (a)	2,155,000	2,154,332
		17,737,374
Security Description	Principal Amount	Value
OIL & GAS — 1.9%
BP Capital Markets America, Inc. 3 Month USD LIBOR + 0.65%, 0.88%, 9/19/2022 (a)	$950,000	$953,468
BP Capital Markets PLC 3 Month USD LIBOR + 0.25%, 0.51%, 11/24/2020 (a)	6,250,000	6,252,312
Chevron Corp.:
3 Month USD LIBOR + 0.48%, 0.73%, 3/3/2022 (a)	828,000	832,513
3 Month USD LIBOR + 0.53%, 0.81%, 11/15/2021 (a)	1,419,000	1,426,010
3 Month USD LIBOR + 0.90%, 1.15%, 5/11/2023 (a)	2,805,000	2,859,866
Series _, 3 Month USD LIBOR + 0.53%, 0.78%, 3/3/2022 (a)	3,752,000	3,774,962
Chevron USA, Inc.:
3 Month USD LIBOR + 0.110%, 0.37%, 8/12/2022	4,000,000	3,999,960
3 Month USD LIBOR + 0.200%, 0.46%, 8/11/2023	3,000,000	3,004,110
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 1.18%, 5/15/2022 (a) (c)	3,349,000	3,372,811
Exxon Mobil Corp.:
3 Month USD LIBOR + 0.33%, 0.61%, 8/16/2022 (a)	7,000,000	7,032,340
3 Month USD LIBOR + 0.37%, 0.62%, 3/6/2022 (a)	2,398,000	2,407,808
Phillips 66 3 Month USD LIBOR + 0.60%, 0.83%, 2/26/2021 (a) (c)	2,829,000	2,819,268
Shell International Finance B.V. 3 Month USD LIBOR + 0.40%, 0.65%, 11/13/2023 (a)	3,863,000	3,867,056
Valero Energy Corp. 3 Month USD LIBOR + 1.15%, 1.40%, 9/15/2023	5,000,000	4,995,650
		47,598,134

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
PHARMACEUTICALS — 3.2%
AbbVie, Inc.:
3 Month USD LIBOR + 0.35%, 0.60%, 5/21/2021 (a) (b)	$6,902,000	$6,908,833
3 Month USD LIBOR + 0.46%, 0.73%, 11/19/2021 (a) (b)	5,205,000	5,214,942
3 Month USD LIBOR + 0.65%, 0.90%, 11/21/2022 (a) (b) (c)	4,851,000	4,872,975
AstraZeneca PLC 3 Month USD LIBOR + 0.67%, 0.95%, 8/17/2023 (a)	2,770,000	2,788,642
Bayer US Finance II LLC:
3 Month USD LIBOR + 0.63%, 0.86%, 6/25/2021 (a) (b)	8,579,000	8,588,437
3 Month USD LIBOR + 1.01%, 1.26%, 12/15/2023 (a) (b)	8,719,000	8,775,673
Becton Dickinson and Co. 3 Month USD LIBOR + 1.03%, 1.28%, 6/6/2022 (a)	3,454,000	3,474,620
Bristol-Myers Squibb Co. 3 Month USD LIBOR + 0.38%, 0.66%, 5/16/2022 (c)	3,450,000	3,461,834
Cardinal Health, Inc. 3 Month USD LIBOR + 0.77%, 1.02%, 6/15/2022 (a)	2,015,000	2,028,984
Cigna Corp.:
3 Month USD LIBOR + 0.89%, 1.17%, 7/15/2023 (a)	6,911,000	6,983,842
Series WI, 3 Month USD LIBOR + 0.65%, 0.90%, 9/17/2021 (a)	6,440,000	6,441,030
CVS Health Corp. 3 Month USD LIBOR + 0.72%, 0.96%, 3/9/2021 (a)	7,305,000	7,323,263
Express Scripts Holding Co. 3 Month USD LIBOR + 0.75%, 1.01%, 11/30/2020 (a)	2,719,000	2,719,326
GlaxoSmithKline Capital PLC 3 Month USD LIBOR + 0.35%, 0.61%, 5/14/2021 (a)	5,471,000	5,478,933
Pfizer, Inc. 3 Month USD LIBOR + 0.33%, 0.58%, 9/15/2023 (a)	1,863,000	1,863,354
Security Description	Principal Amount	Value
Zoetis, Inc. 3 Month USD LIBOR + 0.44%, 0.69%, 8/20/2021 (a)	$1,938,000	$1,938,969
		78,863,657
PIPELINES — 0.5%
Enbridge, Inc. 3 Month USD LIBOR + 0.50%, 0.77%, 2/18/2022 (a)	5,700,000	5,699,886
MPLX L.P. 3 Month USD LIBOR + 1.10%, 1.34%, 9/9/2022 (a)	7,293,000	7,289,062
		12,988,948
REAL ESTATE INVESTMENT TRUSTS — 0.1%
SL Green Operating Partnership L.P. 3 Month USD LIBOR + 0.98%, 1.26%, 8/16/2021 (a)	2,120,000	2,095,408
RETAIL — 0.4%
Home Depot, Inc. 3 Month USD LIBOR + 0.31%, 0.56%, 3/1/2022 (a)	1,176,000	1,178,963
McDonald's Corp. Series MTN, 3 Month USD LIBOR + 0.43%, 0.68%, 10/28/2021 (a) (c)	3,532,000	3,537,828
Walmart, Inc. 3 Month USD LIBOR + 0.23%, 0.45%, 6/23/2021 (a)	4,893,000	4,899,214
		9,616,005
SEMICONDUCTORS — 0.4%
Intel Corp. 3 Month USD LIBOR + 0.35%, 0.60%, 5/11/2022 (a) (c)	5,114,000	5,135,223
QUALCOMM, Inc. 3 Month USD LIBOR + 0.73%, 1.00%, 1/30/2023 (a)	4,343,000	4,389,644
		9,524,867
SOVEREIGN — 0.2%
Swedish Export Credit 3 Month USD LIBOR + 0.05%, 0.30%, 12/14/2020 (a)	5,150,000	5,150,361

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 2.1%
AT&T, Inc. 3 Month USD LIBOR + 1.18%, 1.43%, 6/12/2024 (a) (c)	$17,782,000	$18,089,451
Rogers Communications, Inc. 3 Month USD LIBOR + 0.60%, 0.83%, 3/22/2022 (a) (c)	3,441,000	3,459,444
Verizon Communications, Inc.:
3 Month USD LIBOR + 1.10%, 1.38%, 5/15/2025 (a) (c)	12,895,000	13,170,566
3 Month USD LIBOR + 1.00%, 1.24%, 3/16/2022 (a) (c)	9,100,000	9,208,563
Vodafone Group PLC 3 Month USD LIBOR + 0.99%, 1.26%, 1/16/2024 (a)	7,247,000	7,296,279
		51,224,303
TRANSPORTATION — 0.4%
United Parcel Service, Inc.:
3 Month USD LIBOR + 0.15%, 0.38%, 4/1/2021 (a)	3,560,000	3,560,961
3 Month USD LIBOR + 0.38%, 0.66%, 5/16/2022 (a)	2,718,000	2,728,709
3 Month USD LIBOR + 0.45%, 0.68%, 4/1/2023 (a)	2,815,000	2,831,158
		9,120,828
TRUCKING & LEASING — 0.2%
Aviation Capital Group LLC:
3 Month USD LIBOR + 0.67%, 0.94%, 7/30/2021 (a) (b)	1,340,000	1,305,294
3 Month USD LIBOR + 0.95%, 1.20%, 6/1/2021 (a) (b)	3,320,000	3,238,560
GATX Corp. 3 Month USD LIBOR + 0.72%, 0.97%, 11/5/2021 (a)	767,000	755,894
		5,299,748
TOTAL CORPORATE BONDS & NOTES (Cost $2,144,768,307)		2,147,422,639
Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 13.4%
Asian Development Bank:
3 Month USD LIBOR + 0.01%, 0.26%, 12/15/2021 (a)	$30,372,000	$30,370,785
Series GMTN, 3 Month USD LIBOR + 0.05%, 0.29%, 3/16/2021 (a)	8,950,000	8,951,074
Series GMTN, 3 Month USD LIBOR + 0.19%, 0.43%, 6/16/2021 (a)	17,069,000	17,087,264
CPPIB Capital, Inc. Series 144A, 3 Month USD LIBOR + 0.03%, 0.30%, 10/16/2020 (a) (b)	4,450,000	4,450,312
European Bank for Reconstruction & Development:
Series GMTN, 3 Month USD LIBOR + 0.01%, 0.26%, 5/11/2022 (a)	12,182,000	12,173,229
Series GMTN, 3 Month USD LIBOR + 0.01%, 0.28%, 11/19/2020 (a)	3,635,000	3,635,545
European Investment Bank:
3 Month USD LIBOR + 0.10%, 0.37%, 1/19/2023 (a) (b)	9,310,000	9,327,875
3 Month USD LIBOR + 0.11%, 0.33%, 3/24/2021 (a) (b)	8,670,000	8,674,942
Export Development Canada Series 144A, 3 Month USD LIBOR + 0.13%, 0.39%, 11/23/2020 (a) (b)	2,725,000	2,725,681
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.53%, 0.75%, 6/25/2022 (a)	4,620,000	4,630,949
3 Month USD LIBOR + 0.58%, 0.82%, 6/1/2021 (a)	1,677,000	1,679,079
3 Month USD LIBOR + 0.78%, 1.02%, 6/1/2023 (a)	5,925,000	5,970,326
3 Month USD LIBOR + 0.93%, 1.18%, 11/1/2022 (a)	6,390,000	6,456,584
Series 5FRN, 3 Month USD LIBOR + 0.88%, 1.12%, 1/25/2022 (a)	2,300,000	2,313,202
Inter-American Development Bank:
3 Month USD LIBOR + 0.03%, 0.28%, 3/15/2022 (a)	7,300,000	7,299,270

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series GDIF, 3 Month USD LIBOR + 0.00%, 0.28%, 1/15/2022 (a)	$23,400,000	$23,395,320
Series GMTN, 3 Month USD LIBOR + 0.02%, 0.22%, 10/25/2021 (a)	6,490,000	6,487,080
Series GMTN, 3 Month USD LIBOR + 0.07%, 0.35%, 7/15/2022 (a)	14,240,000	14,250,822
Series GMTN, 3 Month USD LIBOR + 0.20%, 0.48%, 7/15/2021 (a)	13,549,000	13,568,782
Series GMTN, 3 Month USD LIBOR + 0.22%, 0.50%, 10/15/2020 (a)	7,065,000	7,065,989
International Bank for Reconstruction & Development:
Series GDIF, 3 Month USD LIBOR + 0.10%, 0.37%, 10/13/2020 (a)	5,978,000	5,978,478
Series GDIF, 3 Month USD LIBOR + 0.28%, 0.53%, 2/11/2021 (a)	11,703,000	11,715,288
International Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.01%, 0.26%, 12/15/2020 (a)	12,330,000	12,330,986
Series GMTN, 3 Month USD LIBOR + 0.07%, 0.32%, 12/15/2022 (a)	13,335,000	13,344,735
Series GMTN, 3 Month USD LIBOR + 0.18%, 0.43%, 12/15/2021 (a)	10,538,000	10,557,706
Kommunalbanken A/S:
Series 144A, 3 Month USD LIBOR + 0.04%, 0.29%, 3/12/2021 (a) (b)	11,130,000	11,130,557
Series 144A, 3 Month USD LIBOR + 0.04%, 0.32%, 4/15/2021 (a) (b)	3,000,000	2,999,430
Series 144A, 3 Month USD LIBOR + 0.08%, 0.34%, 2/24/2022 (a) (b)	3,500,000	3,500,770
Series 144A, 3 Month USD LIBOR + 0.13%, 0.38%, 9/8/2021 (a) (b)	6,660,000	6,665,861
Korea Development Bank:
3 Month USD LIBOR + 0.48%, 0.70%, 10/1/2022 (a)	3,240,000	3,243,078
3 Month USD LIBOR + 0.55%, 0.80%, 3/12/2021 (a)	2,730,000	2,731,474
3 Month USD LIBOR + 0.71%, 0.96%, 2/27/2022 (a)	3,560,000	3,576,768
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.73%, 1.03%, 7/6/2022 (a)	$1,495,000	$1,502,625
Series EMTN, 3 Month USD LIBOR + 0.35%, 0.62%, 2/18/2023 (a)	2,000,000	1,995,200
Kuntarahoitus Oyj:
Series 144A, 3 Month USD LIBOR + 0.01%, 0.25%, 10/26/2020 (a) (b)	4,940,000	4,940,395
Series 144A, 3 Month USD LIBOR + 0.05%, 0.33%, 2/17/2021 (a) (b)	2,980,000	2,980,536
Landwirtschaftliche Rentenbank:
3 Month USD LIBOR + 0.04%, 0.31%, 1/12/2022 (a) (b)	9,619,000	9,619,192
3 Month USD LIBOR + 0.25%, 0.50%, 6/3/2021 (a) (b)	5,725,000	5,733,588
3 Month USD LIBOR + 0.35%, 0.62%, 2/19/2021 (a) (b)	1,780,000	1,782,421
Nederlandse Waterschapsbank NV:
Series 144A, 3 Month USD LIBOR + 0.01%, 0.25%, 11/10/2020 (a) (b)	19,160,000	19,161,341
Series 144A, 3 Month USD LIBOR + 0.07%, 0.32%, 12/15/2021 (a) (b)	9,120,000	9,120,821
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $335,134,817)		335,125,360
	Shares
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d) (e)	36,267,248	36,274,502
State Street Navigator Securities Lending Portfolio II (f) (g)	28,052,240	28,052,240
TOTAL SHORT-TERM INVESTMENTS (Cost $64,329,073)		64,326,742
TOTAL INVESTMENTS — 102.0% (Cost $2,544,232,197)		2,546,874,741
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(49,083,332)
NET ASSETS — 100.0%		$2,497,791,409

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 23.8% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2020.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
EMTN	Euro Medium Term Note
FRN	Floating Rate Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,147,422,639	$—	$2,147,422,639
Foreign Government Obligations	—	335,125,360	—	335,125,360
Short-Term Investments	64,326,742	—	—	64,326,742
TOTAL INVESTMENTS	$64,326,742	$2,482,547,999	$—	$2,546,874,741
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	32,615,093	$32,628,139	$225,461,092	$221,806,478	$(5,923)	$(2,328)	36,267,248	$36,274,502	$10,547
State Street Navigator Securities Lending Portfolio II	44,141,145	44,141,145	59,938,040	76,026,945	—	—	28,052,240	28,052,240	23,298
Total		$76,769,284	$285,399,132	$297,833,423	$(5,923)	$(2,328)		$64,326,742	$33,845
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.5%
Clear Channel International BV 6.63%, 8/1/2025 (a) (b)	$3,266,000	$3,344,972
Cxloyalty Group, Inc. 12.50%, 11/10/2022 (a)	3,533,321	2,112,431
MDC Partners, Inc. 6.50%, 5/1/2024 (a)	6,705,000	6,166,723
Outfront Media Capital LLC/Outfront Media Capital Corp. 6.25%, 6/15/2025 (a)	5,956,000	6,134,501
		17,758,627
AEROSPACE & DEFENSE — 3.0%
Bombardier, Inc.:
5.75%, 3/15/2022 (a)	3,382,000	3,275,399
6.00%, 10/15/2022 (a) (b)	9,429,000	8,763,218
6.13%, 1/15/2023 (a)	5,766,500	4,925,283
7.50%, 12/1/2024 (a)	8,839,000	6,789,943
7.50%, 3/15/2025 (a)	6,279,000	4,708,120
8.75%, 12/1/2021 (a) (b)	7,793,000	7,896,803
Howmet Aerospace, Inc.:
5.87%, 2/23/2022	881,000	932,644
6.88%, 5/1/2025	8,874,000	9,799,026
Howmet Aerospace,Inc. 5.13%, 10/1/2024	9,275,000	9,804,139
Spirit AeroSystems, Inc.:
5.50%, 1/15/2025 (a) (c)	2,730,000	2,752,987
7.50%, 4/15/2025 (a) (b)	6,210,000	6,294,704
SSL Robotics LLC 9.75%, 12/31/2023 (a)	7,086,000	7,804,733
TransDigm, Inc.:
6.50%, 7/15/2024 (b)	3,490,925	3,481,918
6.50%, 5/15/2025	9,199,000	9,172,415
Triumph Group, Inc.:
6.25%, 9/15/2024 (a) (b)	7,184,000	6,126,372
7.75%, 8/15/2025	2,859,000	1,830,818
8.88%, 6/1/2024 (a) (b)	5,262,000	5,603,135
		99,961,657
AGRICULTURE — 0.2%
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	5,549,000	5,551,386
AIRLINES — 1.4%
Air Canada 7.75%, 4/15/2021 (a) (b)	1,268,000	1,272,920
American Airlines 2013-2 Pass Through Trust Class A, 4.95%, 7/15/2024	4,967,726	4,231,707
American Airlines Group, Inc.:
3.75%, 3/1/2025 (a) (b)	2,985,000	1,512,440
5.00%, 6/1/2022 (a) (b)	4,696,000	3,195,299
Security Description	Principal Amount	Value
American Airlines, Inc. 11.75%, 7/15/2025 (a) (b)	$13,534,000	$13,064,235
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (b)	5,468,000	4,871,387
3.40%, 4/19/2021	5,324,000	5,325,278
3.63%, 3/15/2022	2,225,000	2,186,641
3.80%, 4/19/2023	1,951,000	1,887,710
Delta Air Lines, Inc. /SkyMiles IP, Ltd. 4.50%, 10/20/2025 (a)	4,450,000	4,572,820
United Airlines Holdings, Inc.:
4.25%, 10/1/2022 (b)	2,834,900	2,621,063
4.88%, 1/15/2025 (b)	402,000	344,803
		45,086,303
APPAREL — 0.7%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	3,598,000	3,745,662
5.38%, 5/15/2025 (a) (b)	8,101,000	8,549,147
Levi Strauss & Co. 5.00%, 5/1/2025 (b)	2,715,000	2,784,151
Michael Kors USA, Inc. 4.25%, 11/1/2024 (a) (b)	2,480,000	2,411,230
William Carter Co. 5.50%, 5/15/2025 (a) (b)	3,832,000	4,032,720
		21,522,910
AUTO MANUFACTURERS — 3.1%
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	6,400,000	6,460,992
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/2022 (a)	1,128,000	1,009,876
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	5,591,000	5,564,666
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023 (b)	9,642,000	10,129,500
Ford Motor Co.:
8.50%, 4/21/2023	10,196,000	11,114,965
9.00%, 4/22/2025	5,477,000	6,276,478
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	46,000	46,030
3.09%, 1/9/2023	2,568,000	2,514,894
3.10%, 5/4/2023	2,446,000	2,390,671
3.20%, 1/15/2021	8,335,000	8,329,999
3.22%, 1/9/2022	723,000	723,962
3.34%, 3/28/2022 (b)	1,765,000	1,756,175
3.35%, 11/1/2022	5,443,000	5,381,766
3.37%, 11/17/2023 (b)	2,253,000	2,218,484
3.47%, 4/5/2021	3,183,000	3,184,973
3.66%, 9/8/2024	2,198,000	2,151,776
3.81%, 10/12/2021 (b)	5,784,000	5,810,433
4.06%, 11/1/2024 (b)	2,920,000	2,915,620
4.13%, 8/4/2025	935,000	926,342
4.14%, 2/15/2023	1,598,000	1,613,804
4.25%, 9/20/2022	1,043,000	1,051,772

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 8/6/2023	$87,000	$88,435
4.54%, 8/1/2026	2,191,000	2,184,427
4.69%, 6/9/2025 (b)	2,605,000	2,636,234
5.09%, 1/7/2021	1,216,000	1,220,682
5.13%, 6/16/2025	1,707,000	1,759,832
5.60%, 1/7/2022	1,485,000	1,522,125
5.88%, 8/2/2021	2,714,000	2,765,322
Series MTN, 3.55%, 10/7/2022	24,000	23,797
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a) (b)	1,871,000	1,818,126
Navistar International Corp. 9.50%, 5/1/2025 (a)	3,379,000	3,802,591
Tesla, Inc. 5.30%, 8/15/2025 (a)	3,066,000	3,183,765
		102,578,514
AUTO PARTS & EQUIPMENT — 1.3%
Adient US LLC 9.00%, 4/15/2025 (a)	3,328,000	3,685,693
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025 (b)	3,442,000	3,405,412
Clarios Global L.P. 6.75%, 5/15/2025 (a)	2,252,000	2,372,189
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	2,960,000	3,036,338
Dana, Inc. 5.50%, 12/15/2024 (b)	901,000	918,002
Goodyear Tire & Rubber Co.:
5.13%, 11/15/2023 (b)	4,435,000	4,417,216
9.50%, 5/31/2025 (b)	7,650,000	8,319,528
Meritor, Inc. 6.25%, 2/15/2024	3,222,000	3,276,549
Titan International, Inc. 6.50%, 11/30/2023	1,999,000	1,500,889
ZF North America Capital, Inc.:
4.50%, 4/29/2022 (a) (b)	6,061,000	6,218,404
4.75%, 4/29/2025 (a)	5,162,000	5,288,159
		42,438,379
BANKS — 1.5%
CIT Group, Inc.:
4.13%, 3/9/2021 (b)	1,713,000	1,719,424
4.75%, 2/16/2024	2,751,000	2,834,383
5.00%, 8/15/2022 (b)	7,268,000	7,501,739
5.00%, 8/1/2023	6,984,000	7,269,715
5.25%, 3/7/2025 (b)	3,144,000	3,326,666
Commerzbank AG 8.13%, 9/19/2023 (a)	5,375,000	6,136,799
Deutsche Bank AG 4.50%, 4/1/2025 (b)	5,209,000	5,241,400
Security Description	Principal Amount	Value
Freedom Mortgage Corp.:
8.13%, 11/15/2024 (a)	$2,428,000	$2,431,083
8.25%, 4/15/2025 (a)	1,042,000	1,064,174
Intesa Sanpaolo SpA 5.02%, 6/26/2024 (a)	10,037,000	10,590,641
		48,116,024
BEVERAGES — 0.2%
Ajecorp B.V. 6.50%, 5/14/2022 (a)	2,099,000	2,070,013
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	2,976,000	3,050,370
		5,120,383
BUILDING MATERIALS — 0.3%
BMC East LLC 5.50%, 10/1/2024 (a)	1,010,000	1,038,118
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 7/15/2025 (a)	4,582,000	4,841,158
James Hardie International Finance DAC 4.75%, 1/15/2025 (a)	582,000	595,508
US Concrete, Inc. 6.38%, 6/1/2024 (b)	2,896,000	2,993,219
		9,468,003
CHEMICALS — 2.7%
Alpha 3 B.V./Alpha US Bidco, Inc. 6.25%, 2/1/2025 (a)	80,000	80,912
Avient Corp. 5.75%, 5/15/2025 (a)	8,710,000	9,225,197
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	2,560,000	2,610,688
Blue Cube Spinco LLC 9.75%, 10/15/2023	5,486,000	5,625,509
CF Industries, Inc. 3.45%, 6/1/2023 (b)	4,533,000	4,670,622
Chemours Co.:
6.63%, 5/15/2023 (b)	7,740,000	7,841,084
7.00%, 5/15/2025 (b)	1,377,000	1,399,803
Consolidated Energy Finance SA 6.88%, 6/15/2025 (a)	1,278,000	1,167,709
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	2,473,000	2,320,243
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a) (b)	5,575,000	5,156,875
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	362,000	355,499
Eurochem Finance DAC Series REGS, 5.50%, 3/13/2024	4,032,000	4,396,896
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	1,676,000	1,693,933

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7.00%, 4/15/2025 (a) (b)	$3,167,000	$3,232,114
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	74,000	76,093
OCI NV:
4.63%, 10/15/2025 (a)	2,200,000	2,200,000
5.25%, 11/1/2024 (a) (b)	3,625,000	3,736,541
6.63%, 4/15/2023 (a)	3,426,000	3,541,491
Olin Corp. 9.50%, 6/1/2025 (a)	5,469,000	6,371,002
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a) (b)	1,922,000	1,846,504
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a)	1,812,000	1,238,031
SPCM SA 4.88%, 9/15/2025 (a)	912,000	943,856
TPC Group, Inc. 10.50%, 8/1/2024 (a)	8,701,000	7,303,097
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a) (b)	1,259,000	1,247,870
Tronox, Inc. 6.50%, 5/1/2025 (a)	3,137,000	3,271,420
Valvoline, Inc. 4.38%, 8/15/2025	4,331,000	4,454,130
Venator Finance Sarl/Venator Materials LLC 5.75%, 7/15/2025 (a)	2,835,000	2,450,602
		88,457,721
COAL — 0.1%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	4,594,000	4,136,254
COMMERCIAL SERVICES — 3.0%
ADT Security Corp.:
3.50%, 7/15/2022	4,257,100	4,338,623
4.13%, 6/15/2023 (b)	1,603,000	1,675,953
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	6,015,000	3,168,341
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	1,852,000	1,850,241
APTIM Corp. 7.75%, 6/15/2025 (a)	629,000	324,545
APX Group, Inc.:
7.63%, 9/1/2023 (b)	1,172,000	1,186,123
7.88%, 12/1/2022	7,436,000	7,454,367
Atento Luxco 1 SA 6.13%, 8/10/2022 (a) (b)	5,300,000	5,149,586
Security Description	Principal Amount	Value
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.25%, 3/15/2025 (a) (b)	$3,062,000	$2,783,603
10.50%, 5/15/2025 (a) (b)	5,032,000	5,701,357
Brink's Co. 5.50%, 7/15/2025 (a)	3,662,000	3,814,303
Capitol Investment Merger Sub 2 LLC 10.00%, 8/1/2024 (a) (b)	324,000	340,103
Jaguar Holding Co. II/PPD Development L.P. 4.63%, 6/15/2025 (a) (b)	1,346,000	1,385,761
Laureate Education, Inc. 8.25%, 5/1/2025 (a)	2,358,000	2,505,941
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc. 7.88%, 10/1/2022 (a) (b)	139,000	113,097
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a) (b)	9,998,000	10,261,347
Nielsen Co. Luxembourg SARL:
5.00%, 2/1/2025 (a) (b)	2,058,000	2,086,277
5.50%, 10/1/2021 (a)	1,827,000	1,828,297
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)	16,736,000	16,757,087
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 4/15/2024 (a) (b)	5,837,000	6,097,213
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	3,940,000	4,059,461
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	3,838,000	3,740,515
7.38%, 9/1/2025 (a)	1,923,000	1,939,942
9.25%, 4/15/2025 (a)	5,276,000	5,805,130
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	3,327,000	3,403,454
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	3,235,000	2,216,298
		99,986,965
COMPUTERS — 1.4%
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	9,100,000	9,109,646
7.13%, 6/15/2024 (a) (b)	9,302,000	9,668,964
Dell, Inc. 4.63%, 4/1/2021	2,121,000	2,146,834
Diebold Nixdorf, Inc.:
8.50%, 4/15/2024	100,000	90,328
9.38%, 7/15/2025 (a)	3,797,000	4,012,480
EMC Corp. 3.38%, 6/1/2023	4,193,000	4,310,823

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	$5,638,000	$1,719,703
NCR Corp.:
5.25%, 10/1/2030 (a) (b)	2,163,000	2,162,783
8.13%, 4/15/2025 (a)	1,676,000	1,853,002
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	6,882,000	7,021,223
Vericast Corp.:
8.38%, 8/15/2022 (a)	3,760,000	3,610,615
9.25%, 3/1/2021 (a)	797,000	801,846
		46,508,247
COSMETICS/PERSONAL CARE — 0.6%
Avon International Capital PLC 6.50%, 8/15/2022 (a)	4,387,000	4,400,249
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	4,397,000	4,455,964
Avon Products, Inc. 7.00%, 3/15/2023 (b)	1,955,000	2,081,215
Edgewell Personal Care Co. 4.70%, 5/24/2022 (b)	8,534,000	8,824,241
Revlon Consumer Products Corp.:
5.75%, 2/15/2021	2,514,000	878,592
6.25%, 8/1/2024	2,772,000	402,439
		21,042,700
DISTRIBUTION & WHOLESALE — 0.7%
Core & Main L.P. 6.13%, 8/15/2025 (a) (b)	4,015,000	4,069,162
G-III Apparel Group, Ltd. 7.88%, 8/15/2025 (a)	2,385,000	2,402,291
H&E Equipment Services, Inc. 5.63%, 9/1/2025 (b)	2,615,000	2,725,353
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a) (b)	4,920,000	4,908,094
Performance Food Group, Inc. 5.50%, 6/1/2024 (a)	3,980,000	3,998,229
Wolverine Escrow LLC 8.50%, 11/15/2024 (a)	6,613,000	5,440,449
		23,543,578
DIVERSIFIED FINANCIAL SERVICES — 4.4%
Aircastle, Ltd. 5.25%, 8/11/2025 (a)	4,598,000	4,499,925
Credit Acceptance Corp. 5.13%, 12/31/2024 (a) (b)	895,000	890,024
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	4,435,000	3,714,667
Security Description	Principal Amount	Value
Enova International, Inc. 8.50%, 9/15/2025 (a)	$630,000	$596,635
Fairstone Financial, Inc. 7.88%, 7/15/2024 (a)	1,514,000	1,565,779
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	3,901,000	3,546,399
Genworth Mortgage Holdings, Inc. 6.50%, 8/15/2025 (a) (b)	5,085,000	5,327,198
Global Aircraft Leasing Co., Ltd. PIK 6.50%, 9/15/2024 (a)	8,950,291	5,065,686
goeasy, Ltd. 5.38%, 12/1/2024 (a)	476,000	484,192
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024 (b)	11,312,000	11,437,337
6.25%, 2/1/2022	6,978,000	7,039,127
6.75%, 2/1/2024 (b)	2,180,000	2,240,321
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.25%, 8/15/2024 (a)	3,759,000	3,895,264
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	1,899,000	1,962,844
Navient Corp.:
5.00%, 10/26/2020	4,451,000	4,457,632
5.50%, 1/25/2023	2,160,000	2,178,014
5.88%, 3/25/2021	4,291,000	4,336,227
5.88%, 10/25/2024 (b)	2,313,000	2,301,805
6.50%, 6/15/2022	8,716,000	8,893,196
6.63%, 7/26/2021	3,733,000	3,790,227
6.75%, 6/25/2025 (b)	5,391,000	5,461,622
7.25%, 9/25/2023	6,528,000	6,732,326
Series MTN, 6.13%, 3/25/2024	2,186,000	2,200,996
Series MTN, 7.25%, 1/25/2022	1,049,000	1,076,631
OneMain Finance Corp.:
5.63%, 3/15/2023	5,886,000	6,120,263
6.13%, 5/15/2022	4,523,000	4,688,723
6.13%, 3/15/2024 (b)	11,194,000	11,694,260
6.88%, 3/15/2025	7,172,000	7,963,789
7.75%, 10/1/2021 (b)	3,383,000	3,543,320
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (a) (b)	2,025,000	2,064,184
Quicken Loans LLC 5.75%, 5/1/2025 (a)	8,529,000	8,779,838
StoneX Group,Inc. 8.63%, 6/15/2025 (a)	1,928,000	2,083,397
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a) (b)	3,320,000	3,008,617

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Voyager Aviation Holdings LLC/Voyager Finance Co. 8.50%, 8/15/2021 (a)	$3,210,000	$1,598,548
		145,239,013
ELECTRIC — 0.4%
AES Corp. 5.50%, 4/15/2025	1,676,000	1,727,721
DPL, Inc. 4.13%, 7/1/2025 (a) (b)	840,000	879,589
InterGen NV 7.00%, 6/30/2023 (a)	1,004,000	962,485
NextEra Energy Operating Partners L.P.:
4.25%, 7/15/2024 (a)	4,781,000	4,981,850
4.25%, 9/15/2024 (a)	3,067,000	3,187,380
Talen Energy Supply LLC 6.50%, 6/1/2025 (b)	3,745,000	2,455,521
		14,194,546
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
WESCO Distribution, Inc.:
5.38%, 12/15/2021 (b)	3,330,000	3,334,995
5.38%, 6/15/2024 (b)	1,444,000	1,480,028
Wesco Distribution, Inc. Co. 7.13%, 6/15/2025 (a) (b)	8,355,000	9,095,420
		13,910,443
ELECTRONICS — 0.2%
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a) (b)	5,102,000	5,389,140
5.63%, 11/1/2024 (a)	2,097,000	2,264,299
		7,653,439
ENERGY-ALTERNATE SOURCES — 0.1%
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	3,235,875	3,313,957
ENGINEERING & CONSTRUCTION — 0.4%
Abengoa Abenewco 2 SAU PIK 1.50%, 4/26/2024 (a) (d)	4,486,848	22,434
AECOM 5.88%, 10/15/2024	3,687,000	4,003,750
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	4,890,000	4,619,338
Fluor Corp. 3.50%, 12/15/2024 (b)	4,962,000	4,323,589
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	1,036,000	948,821
Security Description	Principal Amount	Value
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	$797,000	$806,963
		14,724,895
ENTERTAINMENT — 3.7%
AMC Entertainment Holdings, Inc. 10.50%, 4/15/2025 (a) (b)	5,172,000	3,870,932
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	1,892,000	1,986,278
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	6,807,000	7,013,320
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp. 5.38%, 6/1/2024	408,000	390,880
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 5/1/2025 (a)	12,520,000	12,837,006
Cinemark USA, Inc.:
4.88%, 6/1/2023	1,250,000	1,068,663
5.13%, 12/15/2022	5,523,000	4,914,034
8.75%, 5/1/2025 (a)	3,481,000	3,681,436
Cirsa Finance International Sarl 7.88%, 12/20/2023 (a)	2,844,000	2,631,212
Colt Merger Sub, Inc. 6.25%, 7/1/2025 (a)	22,542,000	23,554,812
Enterprise Development Authority 12.00%, 7/15/2024 (a)	1,626,000	1,811,819
International Game Technology PLC:
6.25%, 2/15/2022 (a)	8,461,000	8,645,619
6.50%, 2/15/2025 (a) (b)	7,037,000	7,500,175
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	2,567,000	2,503,236
Lions Gate Capital Holdings LLC:
5.88%, 11/1/2024 (a)	2,897,000	2,852,502
6.38%, 2/1/2024 (a)	3,705,000	3,680,732
Live Nation Entertainment, Inc.:
4.88%, 11/1/2024 (a)	594,000	575,390
6.50%, 5/15/2027 (a)	2,275,000	2,454,134
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a)	3,332,000	3,099,560
Powdr Corp. 6.00%, 8/1/2025 (a)	1,710,000	1,748,219
Scientific Games International, Inc. 8.63%, 7/1/2025 (a)	3,038,000	3,170,396

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
SeaWorld Parks & Entertainment, Inc. 9.50%, 8/1/2025 (a)	$4,377,000	$4,547,528
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	5,031,000	4,732,108
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a) (b)	5,464,000	5,817,466
Vail Resorts, Inc. 6.25%, 5/15/2025 (a) (b)	2,015,000	2,138,036
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.75%, 4/15/2025 (a) (b)	3,341,000	3,536,816
		120,762,309
ENVIRONMENTAL CONTROL — 0.6%
Advanced Disposal Services, Inc. 5.63%, 11/15/2024 (a)	1,047,000	1,078,755
Covanta Holding Corp. 5.88%, 7/1/2025	376,000	388,487
GFL Environmental, Inc.:
3.75%, 8/1/2025 (a)	5,819,000	5,850,190
4.25%, 6/1/2025 (a) (b)	1,786,000	1,806,860
Stericycle, Inc. 5.38%, 7/15/2024 (a)	5,572,000	5,787,971
Tervita Corp. 7.63%, 12/1/2021 (a)	5,219,000	4,786,867
		19,699,130
FOOD — 2.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.50%, 2/15/2023 (a)	3,120,000	3,157,752
5.75%, 3/15/2025	5,849,000	6,044,883
B&G Foods, Inc. 5.25%, 4/1/2025 (b)	5,469,000	5,613,546
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a)	966,000	1,001,414
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a) (b)	3,208,000	3,380,270
Fresh Market, Inc. 9.75%, 5/1/2023 (a) (b)	4,879,000	4,390,124
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	3,518,000	3,628,360
5.88%, 7/15/2024 (a)	2,196,000	2,240,205
Kraft Heinz Foods Co.:
3.50%, 6/6/2022 (b)	46,000	48,308
3.95%, 7/15/2025 (b)	9,692,000	10,541,794
4.00%, 6/15/2023	5,000	5,335
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (a) (b)	5,199,000	5,419,646
Security Description	Principal Amount	Value
Pilgrim's Pride Corp. 5.75%, 3/15/2025 (a)	$9,239,000	$9,427,198
Simmons Foods, Inc. 5.75%, 11/1/2024 (a)	2,575,000	2,584,193
US Foods, Inc.:
5.88%, 6/15/2024 (a) (b)	92,000	92,686
6.25%, 4/15/2025 (a) (b)	13,547,000	14,335,706
		71,911,420
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a) (b)	2,960,000	3,001,411
6.38%, 5/1/2025 (a) (b)	11,141,000	11,588,645
		14,590,056
FOREST PRODUCTS & PAPER — 0.2%
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	1,216,000	1,221,314
Mercer International, Inc. 7.38%, 1/15/2025	3,993,000	4,043,392
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (b)	59,000	57,815
		5,322,521
GAS — 0.3%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	1,057,000	1,134,732
5.63%, 5/20/2024	6,054,000	6,417,664
Rockpoint Gas Storage Canada, Ltd. 7.00%, 3/31/2023 (a)	964,000	892,432
		8,444,828
HAND & MACHINE TOOLS — 0.2%
Colfax Corp. 6.00%, 2/15/2024 (a)	7,364,000	7,652,006
HEALTH CARE PRODUCTS — 0.6%
Avantor, Inc. 6.00%, 10/1/2024 (a)	12,931,000	13,517,162
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.38%, 6/1/2025 (a) (b)	5,658,000	5,769,972
		19,287,134
HEALTH CARE SERVICES — 6.4%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a) (c)	2,700,000	2,742,120
5.63%, 2/15/2023	2,606,000	2,622,470
6.50%, 3/1/2024	997,000	1,022,603
Air Methods Corp. 8.00%, 5/15/2025 (a)	3,519,000	2,848,771

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Centene Corp.:
4.75%, 5/15/2022 (b)	$4,152,000	$4,207,678
4.75%, 1/15/2025	4,099,000	4,212,747
4.75%, 1/15/2025	12,945,000	13,296,975
5.25%, 4/1/2025 (a) (b)	9,065,000	9,423,068
CHS/Community Health Systems, Inc.:
6.25%, 3/31/2023	20,175,000	19,716,422
6.63%, 2/15/2025 (a)	3,534,000	3,418,509
8.13%, 6/30/2024 (a) (b)	12,908,000	9,406,189
8.63%, 1/15/2024 (a)	12,049,000	11,981,887
9.88%, 6/30/2023 (a) (b) (e)	6,272,000	4,862,807
Encompass Health Corp.:
4.63%, 4/1/2031	700,000	700,000
5.75%, 11/1/2024	3,431,000	3,434,706
5.75%, 9/15/2025	150,000	154,668
Global Medical Response, Inc. 6.50%, 10/1/2025 (a) (c)	2,995,000	2,979,097
HCA, Inc.:
5.38%, 2/1/2025	15,900,000	17,408,433
5.88%, 5/1/2023 (b)	6,878,000	7,483,952
LifePoint Health, Inc. 6.75%, 4/15/2025 (a)	5,055,000	5,324,432
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	3,981,000	4,027,856
Molina Healthcare, Inc. 5.38%, 11/15/2022	1,774,000	1,855,391
Polaris Intermediate Corp. PIK 8.50%, 12/1/2022 (a)	9,117,870	9,280,806
Surgery Center Holdings, Inc. 6.75%, 7/1/2025 (a)	882,000	876,258
Tenet Healthcare Corp.:
4.63%, 7/15/2024 (b)	16,273,000	16,323,609
4.63%, 9/1/2024 (a)	3,018,000	3,036,470
5.13%, 5/1/2025 (b)	10,137,000	10,228,639
6.75%, 6/15/2023	14,113,000	14,849,416
7.50%, 4/1/2025 (a) (b)	2,458,000	2,654,689
8.13%, 4/1/2022	15,347,000	17,062,027
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a) (b)	2,605,000	2,659,418
		210,102,113
HOLDING COMPANIES-DIVERSIFIED — 0.3%
Stena International SA:
5.75%, 3/1/2024 (a)	1,554,000	1,516,067
6.13%, 2/1/2025 (a)	4,303,000	4,153,557
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	2,869,000	2,696,573
		8,366,197
Security Description	Principal Amount	Value
HOME BUILDERS — 1.9%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.38%, 5/15/2025 (a)	$225,000	$226,854
Century Communities, Inc. 5.88%, 7/15/2025	80,000	83,144
Forestar Group, Inc. 8.00%, 4/15/2024 (a)	842,000	892,234
KB Home:
7.00%, 12/15/2021 (b)	2,709,000	2,841,524
7.50%, 9/15/2022	5,207,000	5,715,776
7.63%, 5/15/2023	1,629,000	1,795,353
Lennar Corp.:
4.13%, 1/15/2022	2,176,000	2,221,848
4.50%, 4/30/2024 (b)	2,465,000	2,647,780
4.75%, 4/1/2021	7,229,000	7,303,676
4.75%, 11/15/2022	3,050,000	3,189,934
4.75%, 5/30/2025 (b)	2,989,000	3,268,531
4.88%, 12/15/2023	5,970,000	6,430,824
5.88%, 11/15/2024 (b)	2,786,000	3,109,092
8.38%, 1/15/2021 (b)	3,518,000	3,578,791
M/I Homes, Inc. 5.63%, 8/1/2025	200,000	206,994
Meritage Homes Corp. 6.00%, 6/1/2025	41,000	45,898
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	2,097,000	2,259,455
PulteGroup, Inc. 4.25%, 3/1/2021 (b)	3,150,643	3,182,906
Shea Homes L.P./Shea Homes Funding Corp. 4.75%, 4/1/2029 (a)	1,516,000	1,515,136
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.63%, 3/1/2024 (a)	1,113,000	1,187,048
5.88%, 4/15/2023 (a)	2,712,000	2,861,431
Toll Brothers Finance Corp.:
4.38%, 4/15/2023 (b)	3,599,660	3,770,176
5.88%, 2/15/2022 (b)	2,294,000	2,387,848
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024 (b)	720,000	779,407
		61,501,660
HOME FURNISHINGS — 0.0% (f)
Tempur Sealy International, Inc. 5.63%, 10/15/2023	512,000	520,008
HOUSEHOLD PRODUCTS & WARES — 0.6%
ACCO Brands Corp. 5.25%, 12/15/2024 (a) (b)	2,646,000	2,710,880
Central Garden & Pet Co. 6.13%, 11/15/2023	1,112,000	1,133,895

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	$5,060,000	$5,131,346
Prestige Brands, Inc. 6.38%, 3/1/2024 (a) (b)	4,268,000	4,394,759
Spectrum Brands, Inc. 5.75%, 7/15/2025	5,959,000	6,154,396
		19,525,276
HOUSEWARES — 0.5%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a) (b)	3,375,691	3,565,169
Newell Brands, Inc.:
4.35%, 4/1/2023	9,499,000	9,922,180
4.88%, 6/1/2025 (b)	2,176,000	2,347,012
		15,834,361
INSURANCE — 1.2%
Acrisure LLC/Acrisure Finance, Inc. 8.13%, 2/15/2024 (a)	4,495,000	4,702,669
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	2,040,000	2,076,638
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	5,767,000	6,465,153
Genworth Holdings, Inc.:
7.20%, 2/15/2021 (b)	2,982,000	3,013,848
7.63%, 9/24/2021 (b)	5,345,000	5,339,281
Series ., 4.90%, 8/15/2023 (b)	4,700,000	4,358,780
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	2,076,000	2,218,268
Radian Group, Inc.:
4.50%, 10/1/2024	4,433,000	4,399,797
6.63%, 3/15/2025 (b)	2,872,000	3,044,119
USI, Inc. 6.88%, 5/1/2025 (a)	3,436,000	3,484,379
		39,102,932
INTERNET — 1.4%
Cablevision Lightpath LLC 3.88%, 9/15/2027 (a) (b)	2,089,000	2,093,930
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a) (b)	4,024,000	4,107,820
Netflix, Inc.:
3.63%, 6/15/2025 (a) (b)	4,819,000	5,036,578
5.38%, 2/1/2021 (b)	1,533,000	1,552,070
5.50%, 2/15/2022 (b)	4,700,000	4,931,334
5.75%, 3/1/2024	107,000	118,555
5.88%, 2/15/2025 (b)	5,099,000	5,757,587
NortonLifeLock Inc. 3.95%, 6/15/2022 (b)	893,000	918,647
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	9,703,000	9,944,605
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	2,025,000	2,114,221
Security Description	Principal Amount	Value
Uber Technologies, Inc.:
7.50%, 11/1/2023 (a)	$2,626,000	$2,729,596
7.50%, 5/15/2025 (a)	4,746,000	5,053,731
VeriSign, Inc.:
4.63%, 5/1/2023 (b)	265,000	267,329
5.25%, 4/1/2025	302,000	334,867
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/1/2023	95,000	95,431
		45,056,301
IRON/STEEL — 0.9%
Allegheny Technologies, Inc. 7.88%, 8/15/2023 (b)	6,830,000	6,971,449
ArcelorMittal SA:
3.60%, 7/16/2024 (b)	3,044,000	3,186,916
6.13%, 6/1/2025 (b)	621,000	716,994
Cleveland-Cliffs, Inc.:
4.88%, 1/15/2024 (a) (b)	4,154,000	4,158,445
9.88%, 10/17/2025 (a)	3,187,000	3,556,915
United States Steel Corp.:
6.25%, 3/15/2026 (b)	2,457,000	1,664,126
6.88%, 8/15/2025 (b)	2,675,000	1,964,199
12.00%, 6/1/2025 (a) (b)	7,247,000	7,716,461
		29,935,505
LEISURE TIME — 2.1%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (g)	3,256,000	40,928
Carnival Corp.:
3.95%, 10/15/2020 (b)	3,449,000	3,443,654
11.50%, 4/1/2023 (a)	21,170,000	23,711,882
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	2,537,000	2,436,205
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	2,890,000	2,024,850
12.25%, 5/15/2024 (a) (b)	3,311,000	3,701,433
Royal Caribbean Cruises, Ltd.:
5.25%, 11/15/2022 (b)	1,684,000	1,501,505
9.13%, 6/15/2023 (a)	7,942,000	8,413,834
10.88%, 6/1/2023 (a) (b)	4,993,000	5,568,393
11.50%, 6/1/2025 (a) (b)	10,251,000	11,882,549
Silversea Cruise Finance, Ltd. 7.25%, 2/1/2025 (a)	3,330,000	3,374,023
Viking Cruises, Ltd. 13.00%, 5/15/2025 (a)	1,278,000	1,479,285
Vista Outdoor, Inc. 5.88%, 10/1/2023	1,006,000	1,009,300
		68,587,841
LODGING — 3.2%
Boyd Gaming Corp. 8.63%, 6/1/2025 (a)	6,447,000	7,067,395

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (b)	$6,515,000	$6,270,687
10.75%, 9/1/2024 (a) (b)	2,522,000	2,241,629
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024 (b)	5,409,000	5,415,274
5.38%, 5/1/2025 (a)	7,187,000	7,497,263
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.63%, 4/1/2025 (b)	4,044,000	4,087,513
Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025 (a)	5,118,000	5,276,556
Melco Resorts Finance, Ltd. 5.75%, 7/21/2028 (a)	2,833,000	2,891,020
MGM China Holdings, Ltd.:
5.25%, 6/18/2025 (a)	744,000	757,295
5.38%, 5/15/2024 (a)	7,780,000	8,017,601
MGM Resorts International:
5.75%, 6/15/2025 (b)	2,848,000	2,984,960
6.00%, 3/15/2023	11,267,000	11,698,526
6.75%, 5/1/2025 (b)	5,504,000	5,770,504
7.75%, 3/15/2022	4,570,000	4,819,293
Studio City Finance, Ltd.:
6.00%, 7/15/2025 (a)	3,872,000	3,960,785
7.25%, 2/11/2024 (a)	1,874,000	1,920,925
Wyndham Destinations, Inc.:
3.90%, 3/1/2023	848,000	831,515
4.25%, 3/1/2022 (b)	3,668,000	3,644,672
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a) (b)	4,584,000	4,351,454
5.50%, 3/1/2025 (a) (b)	10,145,000	9,587,431
Wynn Macau, Ltd. 4.88%, 10/1/2024 (a)	5,395,000	5,321,952
		104,414,250
MACHINERY, CONSTRUCTION & MINING — 0.1%
Terex Corp. 5.63%, 2/1/2025 (a) (b)	4,026,000	4,028,536
MACHINERY-DIVERSIFIED — 0.3%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a) (b)	1,314,000	1,277,576
Husky III Holding, Ltd. PIK 13.00%, 2/15/2025 (a)	2,803,000	2,895,078
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a)	4,693,000	4,750,114
Welbilt, Inc. 9.50%, 2/15/2024 (b)	2,395,000	2,453,031
		11,375,799
Security Description	Principal Amount	Value
MEDIA — 5.2%
AMC Networks, Inc.:
4.75%, 12/15/2022	$3,645,000	$3,648,754
4.75%, 8/1/2025 (b)	6,301,000	6,515,171
5.00%, 4/1/2024 (b)	5,276,000	5,393,760
Cablevision Systems Corp. 5.88%, 9/15/2022	4,833,000	5,110,897
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	1,444,000	1,460,158
5.38%, 5/1/2025 (a) (b)	850,000	875,670
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	2,056,000	1,331,733
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024 (b)	11,521,000	11,172,029
CSC Holdings LLC:
5.25%, 6/1/2024 (b)	4,542,000	4,870,205
6.75%, 11/15/2021	7,835,000	8,214,919
DISH DBS Corp.:
5.00%, 3/15/2023	11,419,000	11,609,926
5.88%, 7/15/2022	14,880,000	15,439,190
5.88%, 11/15/2024 (b)	9,937,000	10,189,400
6.75%, 6/1/2021	15,803,000	16,197,285
Entercom Media Corp. 7.25%, 11/1/2024 (a) (b)	3,337,000	2,851,834
EW Scripps Co. 5.13%, 5/15/2025 (a)	2,309,000	2,257,671
GCI LLC 6.88%, 4/15/2025	1,235,000	1,278,830
Gray Television, Inc. 5.13%, 10/15/2024 (a) (b)	5,144,000	5,259,328
Meredith Corp. 6.88%, 2/1/2026 (b)	1,938,000	1,616,195
Quebecor Media, Inc. 5.75%, 1/15/2023 (b)	5,555,000	5,974,625
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a) (b)	2,757,000	2,742,664
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	6,702,000	6,770,830
4.63%, 7/15/2024 (a) (b)	15,324,000	15,860,034
TEGNA, Inc.:
4.75%, 3/15/2026 (a) (b)	491,000	502,971
4.88%, 9/15/2021 (a)	2,227,000	2,228,158
Univision Communications, Inc.:
5.13%, 2/15/2025 (a)	9,461,000	8,926,264
9.50%, 5/1/2025 (a)	1,179,000	1,266,694
Urban One, Inc. 7.38%, 4/15/2022 (a)	4,624,000	4,187,124
Videotron, Ltd.:
5.00%, 7/15/2022	7,341,000	7,661,361
5.38%, 6/15/2024 (a)	767,000	835,570
		172,249,250

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	$4,097,000	$4,147,762
MINING — 1.1%
Alcoa Nederland Holding B.V. 6.75%, 9/30/2024 (a)	4,926,000	5,084,026
Arconic Corp. 6.00%, 5/15/2025 (a)	4,842,000	5,170,385
Barminco Finance Pty, Ltd. 6.63%, 5/15/2022 (a)	628,000	638,073
Constellium SE:
5.75%, 5/15/2024 (a)	2,456,000	2,496,696
6.63%, 3/1/2025 (a) (b)	1,578,000	1,615,935
Ferroglobe PLC/Globe Specialty Metals, Inc. 9.38%, 3/1/2022 (a)	466,000	292,261
FMG Resources August 2006 Pty, Ltd.:
4.75%, 5/15/2022 (a)	6,126,000	6,270,145
5.13%, 3/15/2023 (a) (b)	2,828,000	2,955,571
5.13%, 5/15/2024 (a)	1,910,000	2,038,161
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022	94,000	95,550
3.88%, 3/15/2023	921,000	948,612
4.55%, 11/14/2024 (b)	4,063,000	4,364,109
Kaiser Aluminum Corp. 6.50%, 5/1/2025 (a)	2,510,000	2,586,329
Perenti Finance Pty, Ltd. 6.50%, 10/7/2025 (a) (c)	2,055,000	2,081,468
		36,637,321
MISCELLANEOUS MANUFACTURER — 0.3%
FXI Holdings, Inc. 7.88%, 11/1/2024 (a)	4,245,000	4,031,561
Hillenbrand, Inc. 5.75%, 6/15/2025	396,000	423,823
Koppers, Inc. 6.00%, 2/15/2025 (a) (b)	2,039,000	2,067,097
LSB Industries, Inc. 9.63%, 5/1/2023 (a)	3,796,000	3,679,691
		10,202,172
OFFICE & BUSINESS EQUIPMENT — 0.9%
CDW LLC/CDW Finance Corp. 4.13%, 5/1/2025 (b)	5,225,000	5,389,117
Pitney Bowes, Inc. 5.95%, 4/1/2023	3,011,000	2,985,858
Xerox Corp.:
4.38%, 3/15/2023 (b)	3,103,000	3,192,770
4.50%, 5/15/2021	10,997,000	11,160,195
Security Description	Principal Amount	Value
Xerox Holdings Corp. 5.00%, 8/15/2025 (a)	$6,679,000	$6,597,383
		29,325,323
OIL & GAS — 7.7%
Aker BP ASA:
5.88%, 3/31/2025 (a)	2,491,000	2,591,811
6.00%, 7/1/2022 (a)	834,000	846,510
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	1,950,000	1,214,519
5.13%, 12/1/2022 (b)	4,583,000	3,794,312
5.38%, 11/1/2021 (b)	2,184,000	2,099,829
5.63%, 6/1/2023 (b)	5,519,000	4,056,134
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (a)	6,369,000	6,101,311
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	1,553,000	543,550
Baytex Energy Corp. 5.63%, 6/1/2024 (a)	1,679,000	935,421
Callon Petroleum Co.:
6.13%, 10/1/2024	5,209,000	1,498,786
6.25%, 4/15/2023	612,000	198,312
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
7.75%, 4/15/2023	3,603,000	3,242,160
11.00%, 4/15/2025 (a) (b)	1,014,000	916,869
Cenovus Energy, Inc.:
3.00%, 8/15/2022	3,106,000	3,030,027
3.80%, 9/15/2023 (b)	1,107,000	1,069,783
5.38%, 7/15/2025	7,397,000	7,141,951
CNX Resources Corp. 5.88%, 4/15/2022 (b)	2,914,500	2,914,966
Continental Resources, Inc.:
3.80%, 6/1/2024 (b)	3,228,000	2,990,290
4.50%, 4/15/2023 (b)	10,117,000	9,637,859
5.00%, 9/15/2022 (b)	3,042,000	3,018,668
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a)	7,083,000	6,698,251
CVR Energy, Inc. 5.25%, 2/15/2025 (a) (b)	3,276,000	2,889,694
Endeavor Energy Resources L.P./EER Finance, Inc. 6.63%, 7/15/2025 (a)	4,617,000	4,742,859
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	2,964,000	1,120,688
EQT Corp.:
3.00%, 10/1/2022 (b)	3,911,000	3,823,902
7.88%, 2/1/2025	3,438,000	3,810,473
Gulfport Energy Corp. 6.00%, 10/15/2024	1,713,000	1,061,323

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Hilcorp Energy I L.P./Hilcorp Finance Co. 5.00%, 12/1/2024 (a) (b)	$1,046,511	$947,113
Ithaca Energy North Sea PLC 9.38%, 7/15/2024 (a) (b)	1,727,000	1,602,483
Laredo Petroleum, Inc. 9.50%, 1/15/2025 (b)	2,581,000	1,535,514
MEG Energy Corp. 6.50%, 1/15/2025 (a)	5,151,000	5,042,674
Montage Resources Corp. 8.88%, 7/15/2023 (b)	2,767,000	2,818,743
Murphy Oil Corp.:
5.75%, 8/15/2025 (b)	489,000	427,230
5.88%, 12/1/2027 (b)	2,569,000	2,194,234
6.88%, 8/15/2024 (b)	5,571,000	5,144,317
Nabors Industries, Inc. 5.75%, 2/1/2025	4,274,000	1,450,083
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	4,820,000	4,287,679
Newfield Exploration Co.:
5.63%, 7/1/2024	3,976,000	3,859,384
5.75%, 1/30/2022	8,855,000	8,883,425
Occidental Petroleum Corp.:
2.60%, 8/13/2021	1,021,000	1,008,605
2.70%, 8/15/2022	11,991,000	11,197,316
2.70%, 2/15/2023 (b)	7,629,000	6,984,044
2.90%, 8/15/2024	19,580,000	16,616,567
3.13%, 2/15/2022 (b)	5,130,000	4,857,802
3.50%, 6/15/2025	10,119,000	8,450,883
5.88%, 9/1/2025 (b)	4,235,000	3,891,287
6.95%, 7/1/2024	864,000	836,793
8.00%, 7/15/2025 (b)	1,746,000	1,755,271
Ovintiv, Inc. 3.90%, 11/15/2021	4,325,000	4,313,279
Pacific Drilling SA 8.38%, 10/1/2023 (a)	974,000	178,115
Parsley Energy LLC/Parsley Finance Corp. 5.38%, 1/15/2025 (a) (b)	4,147,000	4,139,038
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025 (b)	5,045,000	3,814,575
9.25%, 5/15/2025 (a)	5,424,000	5,586,557
PDC Energy, Inc. 6.13%, 9/15/2024	2,112,000	2,037,784
Precision Drilling Corp. 7.75%, 12/15/2023 (b)	1,212,000	927,362
Puma International Financing SA:
5.13%, 10/6/2024 (a)	3,270,000	2,905,984
Series REGS, 5.13%, 10/6/2024	843,000	746,055
QEP Resources, Inc.:
5.25%, 5/1/2023 (b)	8,270,000	6,006,997
5.38%, 10/1/2022	2,794,000	2,304,156
Range Resources Corp.:
4.88%, 5/15/2025 (b)	1,046,000	943,346
Security Description	Principal Amount	Value
5.00%, 3/15/2023 (b)	$4,123,000	$3,917,345
Seven Generations Energy, Ltd. 6.75%, 5/1/2023 (a) (b)	4,339,000	4,250,528
SM Energy Co. 10.00%, 1/15/2025 (a) (b)	4,214,000	4,021,462
Southwestern Energy Co.:
6.45%, 1/23/2025 (b)	3,007,000	2,915,256
8.38%, 9/15/2028	1,977,000	1,939,220
Sunoco L.P./Sunoco Finance Corp.:
4.88%, 1/15/2023 (a)	500	504
4.88%, 1/15/2023	5,884,000	5,928,483
Teine Energy, Ltd. 6.88%, 9/30/2022 (a)	2,829,000	2,788,404
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	5,126,159	3,302,887
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	3,971,673	3,543,804
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	2,217,000	1,503,459
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.:
8.75%, 4/15/2023 (a)	3,905,000	2,650,714
9.75%, 4/15/2023 (a)	193,000	133,297
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	3,628,000	2,458,043
WPX Energy, Inc. 5.25%, 9/15/2024 (b)	2,711,000	2,828,685
		251,867,044
OIL & GAS SERVICES — 0.6%
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	3,789,000	3,227,849
FTS International, Inc. 6.25%, 5/1/2022 (g)	855,000	291,016
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	2,353,000	703,194
Oceaneering International, Inc. 4.65%, 11/15/2024 (b)	2,021,000	1,476,583
SESI LLC:
7.13%, 12/15/2021 (a)	6,404,000	1,596,966
7.75%, 9/15/2024	908,000	159,690
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	1,833,315	1,686,448
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	748,800	668,192
Weatherford International, Ltd.:
8.75%, 9/1/2024 (a)	3,268,000	3,338,426
11.00%, 12/1/2024 (a) (b)	9,087,000	5,488,457
		18,636,821

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 3.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
5.25%, 4/30/2025 (a)	$7,353,000	$7,683,223
6.00%, 2/15/2025 (a) (b)	4,179,000	4,338,847
Ball Corp.:
4.00%, 11/15/2023	5,372,000	5,712,692
5.00%, 3/15/2022	4,243,000	4,452,307
5.25%, 7/1/2025	8,355,000	9,459,364
Berry Global, Inc. 5.13%, 7/15/2023 (b)	1,094,000	1,110,388
Crown Americas LLC/Crown Americas Capital Corp. 4.50%, 1/15/2023 (b)	7,058,000	7,322,957
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	6,667,000	6,671,467
Graphic Packaging International LLC 4.75%, 4/15/2021 (b)	1,297,000	1,307,480
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	14,742,000	14,793,892
7.25%, 4/15/2025 (a) (b)	8,343,947	7,861,166
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a) (b)	4,945,000	5,203,129
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	12,424,000	12,579,052
7.00%, 7/15/2024 (a)	3,746,000	3,813,466
Sealed Air Corp.:
4.88%, 12/1/2022 (a)	5,026,000	5,250,612
5.13%, 12/1/2024 (a) (b)	2,840,000	3,078,929
5.25%, 4/1/2023 (a)	508,000	535,960
5.50%, 9/15/2025 (a)	2,762,000	3,073,471
		104,248,402
PHARMACEUTICALS — 1.9%
Bausch Health Cos., Inc.:
6.13%, 4/15/2025 (a)	18,260,951	18,691,910
7.00%, 3/15/2024 (a)	14,368,000	14,866,713
9.00%, 12/15/2025 (a)	500,000	544,870
Elanco Animal Health, Inc.:
4.91%, 8/27/2021	9,483,000	9,732,403
5.27%, 8/28/2023 (b)	4,281,000	4,590,645
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a)	4,381,000	3,456,171
6.00%, 2/1/2025 (a)	5,870,000	3,929,906
Security Description	Principal Amount	Value
Endo Finance LLC/Endo Finco, Inc. 7.25%, 1/15/2022 (a)	$15,000	$14,258
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	4,800,000	5,152,464
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.75%, 8/1/2022 (a)	3,082,000	797,899
		61,777,239
PIPELINES — 3.3%
American Midstream Partners L.P./American Midstream Finance Corp. 9.50%, 12/15/2021 (a)	2,736,000	2,713,784
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024	6,386,000	5,458,881
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	4,648,000	4,563,406
Buckeye Partners L.P.:
4.13%, 3/1/2025 (a)	2,111,000	2,003,339
4.15%, 7/1/2023	115,000	113,446
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.75%, 4/1/2025	114,000	104,237
6.25%, 4/1/2023 (b)	7,243,000	7,071,051
DCP Midstream Operating L.P.:
3.88%, 3/15/2023	135,000	133,434
4.75%, 9/30/2021 (a)	6,226,000	6,260,056
4.95%, 4/1/2022	735,000	742,945
5.38%, 7/15/2025	2,346,000	2,421,917
5.63%, 7/15/2027	3,928,000	4,006,756
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025 (b)	5,726,000	4,926,708
4.40%, 4/1/2024 (b)	3,254,000	2,928,600
EQM Midstream Partners L.P.:
4.00%, 8/1/2024	4,931,000	4,824,934
4.75%, 7/15/2023	7,744,000	7,728,047
6.00%, 7/1/2025 (a)	2,025,000	2,088,403
Genesis Energy L.P./Genesis Energy Finance Corp. 6.00%, 5/15/2023 (b)	3,482,000	3,170,640
Global Partners L.P./GLP Finance Corp. 6.88%, 1/15/2029 (a) (c)	1,605,000	1,624,918
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025	173,000	105,300

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
7.50%, 11/1/2023	$3,488,000	$2,325,659
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	4,175,000	3,958,276
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	3,473,000	3,500,819
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a) (b)	14,000	13,717
Ruby Pipeline LLC 7.75%, 4/1/2022 (a)	2,877,273	2,412,162
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025	1,748,000	1,000,782
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
4.75%, 10/1/2023 (a) (b)	3,169,000	3,002,501
5.50%, 9/15/2024 (a)	4,696,000	4,414,428
7.50%, 10/1/2025 (a) (b)	1,861,000	1,882,327
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023	1,202,340	1,192,938
5.13%, 2/1/2025 (b)	3,577,000	3,578,788
5.25%, 5/1/2023	3,292,000	3,284,000
Western Midstream Operating L.P.:
3.95%, 6/1/2025	2,066,000	1,948,238
4.00%, 7/1/2022 (b)	1,780,000	1,791,018
4.10%, 2/1/2025	8,362,000	7,957,865
5.38%, 6/1/2021 (b)	2,898,000	2,919,561
		108,173,881
REAL ESTATE — 0.6%
Howard Hughes Corp. 5.38%, 3/15/2025 (a) (b)	6,394,000	6,506,087
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	4,514,000	4,484,433
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a)	1,132,000	1,123,465
7.63%, 6/15/2025 (a)	5,456,000	5,704,412
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	5,390,000	3,432,729
		21,251,126
REAL ESTATE INVESTMENT TRUSTS — 4.1%
Diversified Healthcare Trust 9.75%, 6/15/2025 (b)	6,274,000	6,976,813
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025 (a)	3,987,000	4,024,438
FelCor Lodging L.P. 6.00%, 6/1/2025	3,639,000	3,590,456
Security Description	Principal Amount	Value
HAT Holdings I LLC/HAT Holdings II LLC:
5.25%, 7/15/2024 (a) (b)	$3,312,000	$3,453,323
6.00%, 4/15/2025 (a)	75,000	79,886
iStar, Inc.:
4.25%, 8/1/2025	3,758,000	3,511,212
4.75%, 10/1/2024 (b)	3,954,000	3,825,100
5.50%, 2/15/2026	2,751,000	2,580,631
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 3/15/2022 (a) (b)	3,670,000	3,598,875
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.63%, 6/15/2025 (a)	6,964,000	7,104,742
5.63%, 5/1/2024	5,034,000	5,339,765
MPT Operating Partnership L.P./MPT Finance Corp. 6.38%, 3/1/2024	4,217,000	4,330,606
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	3,663,000	3,616,114
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.50%, 6/1/2025 (a) (b)	2,090,500	2,228,745
RHP Hotel Properties L.P./RHP Finance Corp. 5.00%, 4/15/2023 (b)	2,779,000	2,720,974
SBA Communications Corp.:
4.00%, 10/1/2022	4,341,680	4,370,118
4.88%, 9/1/2024	7,971,000	8,168,521
Service Properties Trust:
4.35%, 10/1/2024 (b)	8,271,000	7,477,728
4.50%, 6/15/2023	2,488,000	2,438,912
4.50%, 3/15/2025	2,164,000	1,960,844
4.65%, 3/15/2024	1,489,000	1,389,907
5.00%, 8/15/2022	154,000	152,988
7.50%, 9/15/2025	2,212,000	2,355,382
Starwood Property Trust, Inc.:
3.63%, 2/1/2021	4,631,000	4,626,276
4.75%, 3/15/2025 (b)	2,109,000	2,030,355
5.00%, 12/15/2021 (b)	5,848,500	5,796,097
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
7.13%, 12/15/2024 (a)	5,131,000	4,964,910
7.88%, 2/15/2025 (a) (b)	12,881,000	13,647,935
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	5,349,000	5,379,864
8.25%, 10/15/2023	4,810,000	4,748,047

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
VICI Properties L.P./VICI Note Co., Inc. 3.50%, 2/15/2025 (a) (b)	$6,705,000	$6,648,343
Washington Prime Group L.P. 6.45%, 8/15/2024	2,036,000	1,037,444
XHR L.P. 6.38%, 8/15/2025 (a)	188,000	188,414
		134,363,765
RETAIL — 5.6%
1011778 BC ULC/New Red Finance, Inc.:
4.25%, 5/15/2024 (a)	9,703,000	9,881,244
5.75%, 4/15/2025 (a)	2,431,000	2,593,464
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	658,000	694,381
Asbury Automotive Group, Inc. 4.50%, 3/1/2028 (a)	1,462,000	1,467,512
Carvana Co.:
5.63%, 10/1/2025 (a) (c)	2,575,000	2,545,207
8.88%, 10/1/2023 (a)	4,796,000	5,008,846
eG Global Finance PLC 6.75%, 2/7/2025 (a)	4,766,000	4,877,858
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021 (b)	1,057,000	961,458
6.75%, 1/15/2022 (b)	6,582,000	5,851,332
6.75%, 6/15/2023 (b)	2,844,000	2,564,293
10.00%, 4/15/2025 (a)	4,111,000	4,453,981
GameStop Corp. 10.00%, 3/15/2023 (a)	1,851,000	1,669,732
Gap, Inc.:
8.38%, 5/15/2023 (a) (b)	3,149,000	3,478,763
8.63%, 5/15/2025 (a)	4,744,000	5,213,656
Golden Nugget, Inc. 6.75%, 10/15/2024 (a) (b)	10,347,000	8,630,122
Guitar Center, Inc. 9.50%, 10/15/2021 (a)	4,160,000	3,418,397
IRB Holding Corp. 7.00%, 6/15/2025 (a)	6,314,000	6,738,743
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	3,085,000	3,039,373
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/1/2024 (a)	5,544,000	5,684,319
KGA Escrow LLC 7.50%, 8/15/2023 (a)	1,188,000	1,233,465
L Brands, Inc.:
5.63%, 2/15/2022 (b)	7,662,000	8,007,403
5.63%, 10/15/2023 (b)	2,309,000	2,410,850
6.63%, 4/1/2021 (b)	4,753,000	4,884,373
6.88%, 7/1/2025 (a)	4,489,000	4,842,419
9.38%, 7/1/2025 (a) (b)	1,762,000	2,022,071
Security Description	Principal Amount	Value
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023 (b)	$2,949,000	$2,384,237
3.63%, 6/1/2024 (b)	3,159,000	2,303,290
3.88%, 1/15/2022	1,282,000	1,210,182
Macy's, Inc. 8.38%, 6/15/2025 (a) (b)	9,683,000	10,006,800
Michaels Stores, Inc. 4.75%, 10/1/2027 (a) (c)	2,410,000	2,398,769
Nordstrom, Inc. 4.00%, 10/15/2021	3,650,000	3,646,496
Penske Automotive Group, Inc.:
3.50%, 9/1/2025	4,328,000	4,313,371
5.75%, 10/1/2022	309,000	309,000
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	5,190,000	5,315,754
7.13%, 3/15/2023 (a)	13,141,000	13,264,657
8.88%, 6/1/2025 (a) (b)	4,437,000	4,601,657
QVC, Inc.:
4.38%, 3/15/2023 (b)	7,367,000	7,652,692
4.45%, 2/15/2025	3,660,000	3,760,833
4.85%, 4/1/2024	898,000	938,500
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	3,589,000	3,544,819
8.00%, 11/15/2026 (a)	4,634,000	4,627,744
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.50%, 6/1/2024	2,300,000	2,323,000
Yum! Brands, Inc.:
3.75%, 11/1/2021 (b)	51,000	51,759
3.88%, 11/1/2020	4,567,000	4,569,147
7.75%, 4/1/2025 (a) (b)	3,322,000	3,683,234
		183,079,203
SEMICONDUCTORS — 0.3%
ams AG 7.00%, 7/31/2025 (a) (b)	2,861,000	3,024,420
Microchip Technology, Inc. 4.25%, 9/1/2025 (a)	6,353,000	6,588,887
		9,613,307
SOFTWARE — 1.7%
Ascend Learning LLC 6.88%, 8/1/2025 (a)	205,000	209,500
BY Crown Parent LLC 7.38%, 10/15/2024 (a)	1,649,000	1,676,637
CDK Global, Inc. 5.00%, 10/15/2024	936,000	1,035,806
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a) (b)	7,915,000	8,025,731
Escrow RCN Corp. 11.63%, 4/15/2023	154,000	21,560

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	$4,607,000	$4,877,707
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	3,399,000	3,536,251
Marble II Pte, Ltd. Series REGS, 5.30%, 6/20/2022	3,311,000	3,328,846
PTC, Inc. 3.63%, 2/15/2025 (a) (b)	4,892,000	4,961,515
Rackspace Technology Global, Inc. 8.63%, 11/15/2024 (a) (b)	1,243,000	1,301,533
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a) (b)	1,563,000	1,077,845
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	11,221,000	11,728,526
Sophia L.P./Sophia Finance, Inc. 9.00%, 9/30/2023 (a) (b)	1,931,000	1,931,792
Veritas US, Inc./Veritas Bermuda, Ltd.:
7.50%, 2/1/2023 (a)	7,671,910	7,678,431
7.50%, 9/1/2025 (a) (b)	4,134,000	4,262,361
10.50%, 2/1/2024 (a) (b)	1,434,000	1,349,050
		57,003,091
STORAGE & WAREHOUSING — 0.0% (f)
LBC Tank Terminals Holding Netherlands B.V. 6.88%, 5/15/2023 (a)	440,000	442,134
TELECOMMUNICATIONS — 7.3%
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	1,762,562	423,015
CenturyLink, Inc.:
5.63%, 4/1/2025 (b)	2,450,000	2,620,863
Series S, 6.45%, 6/15/2021	10,898,000	11,189,521
Series T, 5.80%, 3/15/2022 (b)	10,140,000	10,462,148
Series W, 6.75%, 12/1/2023 (b)	4,531,000	4,974,313
Series Y, 7.50%, 4/1/2024 (b)	6,187,000	6,923,810
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a) (b)	4,137,000	4,267,770
CommScope Technologies LLC 6.00%, 6/15/2025 (a) (b)	7,093,000	7,187,621
Security Description	Principal Amount	Value
CommScope, Inc. 5.50%, 3/1/2024 (a)	$9,697,000	$9,946,116
Consolidated Communications, Inc. 6.50%, 10/1/2022 (b)	742,000	743,514
DKT Finance ApS 9.38%, 6/17/2023 (a)	3,008,950	3,102,167
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a) (b)	4,824,000	5,155,843
GTH Finance B.V. Series REGS, 7.25%, 4/26/2023	3,210,000	3,543,005
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	2,717,000	1,412,297
Hughes Satellite Systems Corp. 7.63%, 6/15/2021	8,319,850	8,637,918
Intelsat Jackson Holdings SA 9.50%, 9/30/2022 (a) (g)	4,174,000	4,551,705
Level 3 Financing, Inc.:
5.25%, 3/15/2026	4,226,000	4,374,628
5.38%, 1/15/2024	5,368,000	5,409,172
5.38%, 5/1/2025	5,968,000	6,154,918
Metropolitan Light Co., Ltd. 5.50%, 11/21/2022 (a)	3,131,000	3,201,635
Nokia Oyj 3.38%, 6/12/2022	2,953,000	3,007,601
Plantronics, Inc. 5.50%, 5/31/2023 (a) (b)	3,045,000	2,735,476
Qwest Corp. 6.75%, 12/1/2021 (b)	4,560,000	4,807,198
Sprint Communications, Inc.:
6.00%, 11/15/2022	9,189,000	9,900,137
11.50%, 11/15/2021	2,871,000	3,155,631
Sprint Corp.:
7.13%, 6/15/2024 (b)	9,744,000	11,206,964
7.25%, 9/15/2021	9,469,000	9,900,218
7.63%, 2/15/2025	821,000	963,017
7.88%, 9/15/2023	21,858,000	25,108,066
Telecom Italia SpA 5.30%, 5/30/2024 (a) (b)	11,170,000	12,106,158
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	5,024,000	5,222,046
T-Mobile USA, Inc.:
4.00%, 4/15/2022	881,000	907,245
5.13%, 4/15/2025 (b)	3,258,000	3,341,568
6.00%, 3/1/2023	11,194,000	11,221,425
6.00%, 4/15/2024	6,701,000	6,835,355
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a)	1,460,000	1,339,784
VEON Holdings B.V.:
4.00%, 4/9/2025 (a) (b)	4,046,000	4,199,707

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 3.95%, 6/16/2021	$4,220,000	$4,261,103
Series REGS, 4.95%, 6/16/2024	3,040,000	3,272,803
Series REGS, 5.95%, 2/13/2023	5,400,000	5,829,300
Series REGS, 7.50%, 3/1/2022	3,328,000	3,601,861
ViaSat, Inc. 5.63%, 9/15/2025 (a)	3,896,000	3,819,093
		241,023,735
TRANSPORTATION — 1.3%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	3,947,000	3,394,104
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a) (b)	2,662,000	2,597,393
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	1,099,000	753,376
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	2,576,000	973,445
Western Global Airlines LLC:
10.38%, 8/15/2025 (a) (b)	4,120,000	4,233,300
Series SEPt, 10.38%, 8/15/2025 (a)	375,000	387,116
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	3,078,000	3,144,854
6.25%, 5/1/2025 (a) (b)	7,040,000	7,526,534
6.50%, 6/15/2022 (a) (b)	6,155,000	6,169,095
6.75%, 8/15/2024 (a) (b)	11,736,000	12,422,439
		41,601,656
TRUCKING & LEASING — 0.1%
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	4,400,000	4,366,560
TOTAL CORPORATE BONDS & NOTES (Cost $3,332,995,241)		3,256,343,919
	Shares
COMMON STOCKS — 0.1%
CONSTRUCTION & ENGINEERING — 0.0% (f)
Abengoa SA Class A (h)	1,017,249	22,784
Abengoa SA Class B (h)	10,518,618	59,206
		81,990
Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (f)
Avanti Communications Group PLC (d) (h)	8,448,041	$—
HOUSEHOLD PRODUCTS — 0.0% (f)
Cenveo Enterprises, Inc. (d)	9,870	98,700
MEDIA — 0.0% (f)
Clear Channel Outdoor Holding, Inc. (b) (h)	70,012	70,012
iHeartMedia, Inc. Class A (b) (h)	3,497	28,396
		98,408
OIL, GAS & CONSUMABLE FUELS — 0.0% (f)
Amplify Energy Corp. (b)	46,662	39,789
TRANSPORTATION INFRASTRUCTURE — 0.1%
ATD New Holdings, Inc. (d) (h)	41,112	555,012
Erickson, Inc. (d) (h)	3,081	15,405
Erickson, Inc. (d)	4,342	21,710
		592,127
TOTAL COMMON STOCKS (Cost $16,086,449)		911,014
Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (f)
MEDIA — 0.0% (f)
iHeartCommunications, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 3.15%, 5/1/2026 (i) (Cost $734,984)	$734,804	698,983
	SHARES	VALUE
WARRANTS — 0.0% (f)
ADVERTISING SERVICES — 0.0% (f)
Affinion Group, Inc. (expiring 11/20/22) (b) (d) (h)	11,802	—
CONSTRUCTION & ENGINEERING — 0.0% (f)
Abengoa Abenewco 2 SAU (expiring 10/11/24) (a) (d)	4,407,135	—
MEDIA — 0.0% (f)
iHeartMedia, Inc. (expiring 05/01/39) (h)	26,277	193,136
SEMICONDUCTOR EQUIPMENT — 0.0% (f)
Mood Media LLC (expiring 07/31/25) (d) (h)	1,112,744	—
Mood Media LLC (expiring 07/31/25) (d) (h)	1,112,744	—

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	SHARES	VALUE
Mood Media LLC (expiring 07/31/25) (d) (h)	1,112,744	$18,360
		18,360
TOTAL WARRANTS (Cost $1,601,632)		211,496
SHORT-TERM INVESTMENTS — 12.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (j) (k)	43,608,654	43,617,376
State Street Navigator Securities Lending Portfolio II (l) (m)	355,250,847	355,250,847
TOTAL SHORT-TERM INVESTMENTS (Cost $398,873,078)		398,868,223
TOTAL INVESTMENTS — 111.2% (Cost $3,750,291,384)		3,657,033,635
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.2)%		(368,087,298)
NET ASSETS — 100.0%		$3,288,946,337
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 54.0% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	When-issued security.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securites is $731,621, representing 0.10% of the Fund's net assets.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2020. Maturity date shown is the final maturity.
(f)	Amount is less than 0.05% of net assets.
(g)	Security is currently in default and/or issuer is in bankruptcy.
(h)	Non-income producing security.
(i)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at September 30, 2020.
(l)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$3,256,321,485	$22,434	$3,256,343,919
Common Stocks	138,197	81,990	690,827	911,014
Senior Floating Rate Loans	—	698,983	—	698,983
Warrants	—	193,136	18,360	211,496
Short-Term Investments	398,868,223	—	—	398,868,223
TOTAL INVESTMENTS	$399,006,420	$3,257,295,594	$731,621	$3,657,033,635
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	82,287,603	$82,320,518	$232,656,059	$271,349,872	$10,063	$(19,392)	43,608,654	$43,617,376	$37,302
State Street Navigator Securities Lending Portfolio II	388,958,936	388,958,936	277,372,566	311,080,655	—	—	355,250,847	355,250,847	368,525
Total		$471,279,454	$510,028,625	$582,430,527	$10,063	$(19,392)		$398,868,223	$405,827
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.4%
AUSTRALIA — 4.0%
Australia Government Bond:
Series 151, 2.00%, 12/21/2021	AUD	1,876,000	$1,375,424
Series 153, 2.25%, 11/21/2022	AUD	3,820,000	2,859,222
Series 133, 5.50%, 4/21/2023	AUD	3,940,000	3,207,457
Series 128, 5.75%, 7/15/2022	AUD	2,895,000	2,281,773
			9,723,876
AUSTRIA — 2.6%
Austria Government Bond:
0.01%, 9/20/2022 (a)	EUR	800,000	950,074
0.01%, 4/20/2023 (a)	EUR	800,000	953,543
0.01%, 7/15/2023 (a)	EUR	1,200,000	1,432,589
3.40%, 11/22/2022 (a)	EUR	1,355,000	1,728,212
3.65%, 4/20/2022 (a)	EUR	1,001,000	1,252,000
			6,316,418
BELGIUM — 2.8%
Belgium Government Bond:
Series 68, 2.25%, 6/22/2023	EUR	1,550,000	1,963,380
Series 48, 4.00%, 3/28/2022	EUR	1,670,000	2,095,206
Series 65, 4.25%, 9/28/2022 (a)	EUR	2,120,000	2,731,464
			6,790,050
CANADA — 4.6%
Canadian Government Bond:
0.25%, 8/1/2022	CAD	60,000	44,939
0.25%, 11/1/2022	CAD	1,050,000	786,406
0.50%, 3/1/2022	CAD	1,510,000	1,135,165
1.00%, 9/1/2022	CAD	2,240,000	1,701,880
1.25%, 11/1/2021	CAD	1,050,000	795,044
1.50%, 2/1/2022	CAD	710,000	540,722
1.50%, 5/1/2022	CAD	1,145,000	874,649
1.50%, 6/1/2023	CAD	1,400,000	1,082,824
1.75%, 3/1/2023	CAD	1,880,000	1,458,441
2.00%, 9/1/2023	CAD	1,900,000	1,493,998
2.75%, 6/1/2022	CAD	1,310,000	1,021,991
Series A55, 8.00%, 6/1/2023	CAD	180,000	162,379
			11,098,438
Security Description		Principal Amount	Value
CHILE — 0.2%
Bonos de la Tesoreria de la Republica en pesos:
4.00%, 3/1/2023 (a)	CLP	305,000,000	$418,516
Series 10YR, 6.00%, 1/1/2022	CLP	25,000,000	33,858
			452,374
CHINA — 4.2%
China Government Bond:
Series INBK, 2.24%, 3/5/2023	CNY	850,000	123,233
Series INBK, 2.36%, 7/2/2023	CNY	5,200,000	752,796
Series 1821, 3.17%, 10/11/2021	CNY	63,200,000	9,339,866
			10,215,895
COLOMBIA — 0.5%
Colombian TES Series B, 7.00%, 5/4/2022	COP	4,000,000,000	1,110,032
CYPRUS — 0.1%
Cyprus Government International Bond:
Series EMTN, 3.75%, 7/26/2023	EUR	100,000	129,566
Series EMTN, 3.88%, 5/6/2022	EUR	150,000	187,042
			316,608
CZECH REPUBLIC — 0.3%
Czech Republic Government Bond:
Series 126, 0.10%, 4/17/2022	CZK	3,500,000	151,437
Series 52, 4.70%, 9/12/2022	CZK	12,550,000	592,180
			743,617
DENMARK — 1.0%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2022 (a)	DKK	7,030,000	1,127,548
3.00%, 11/15/2021	DKK	7,699,000	1,261,216
			2,388,764
FINLAND — 1.3%
Finland Government Bond:
Series 5Y, 0.01%, 4/15/2022 (a)	EUR	620,000	734,174
0.01%, 9/15/2023 (a)	EUR	700,000	837,109
1.50%, 4/15/2023 (a)	EUR	600,000	742,710
1.63%, 9/15/2022 (a)	EUR	670,000	821,152
			3,135,145

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
FRANCE — 6.2%
France Government Bond OAT:
0.01%, 2/25/2022	EUR	1,230,000	$1,455,572
0.01%, 5/25/2022	EUR	1,250,000	1,481,500
0.01%, 2/25/2023	EUR	1,050,000	1,250,132
0.01%, 3/25/2023	EUR	1,585,000	1,888,761
1.75%, 5/25/2023	EUR	1,727,000	2,155,224
2.25%, 10/25/2022	EUR	1,600,000	1,989,172
3.00%, 4/25/2022	EUR	1,861,000	2,307,349
3.25%, 10/25/2021	EUR	1,430,000	1,746,391
8.25%, 4/25/2022	EUR	80,000	106,913
8.50%, 4/25/2023	EUR	400,000	580,318
			14,961,332
GERMANY — 5.6%
Bundesrepublik Deutschland:
0.01%, 12/10/2021	EUR	650,000	768,366
0.01%, 3/11/2022	EUR	550,000	651,220
0.01%, 6/10/2022	EUR	500,000	593,150
Bundesschatzanweisungen 0.01%, 9/16/2022	EUR	500,000	594,455
Federal Republic of Germany:
Series 174, 0.01%, 10/8/2021	EUR	870,000	1,026,868
Series 175, 0.01%, 4/8/2022	EUR	970,000	1,149,257
Series 176, 0.01%, 10/7/2022	EUR	800,000	951,644
Series 177, 0.01%, 4/14/2023	EUR	737,000	880,490
1.50%, 9/4/2022	EUR	970,000	1,186,269
1.50%, 2/15/2023	EUR	900,000	1,111,836
1.50%, 5/15/2023	EUR	960,000	1,192,269
1.75%, 7/4/2022	EUR	1,120,000	1,370,237
2.00%, 1/4/2022	EUR	920,000	1,116,004
2.00%, 8/15/2023	EUR	800,000	1,012,795
			13,604,860
HONG KONG — 0.2%
Hong Kong Government Bond Programme:
1.10%, 1/17/2023	HKD	2,200,000	289,895
1.16%, 5/18/2022	HKD	1,050,000	137,663
			427,558
HUNGARY — 0.5%
Hungary Government Bond:
Series 22/C, 1.50%, 8/24/2022	HUF	47,000,000	152,945
Series 23/C, 1.50%, 8/23/2023	HUF	67,000,000	216,951
Series 22/B, 1.75%, 10/26/2022	HUF	129,200,000	422,250
Security Description		Principal Amount	Value
Series 21/B, 2.50%, 10/27/2021	HUF	59,900,000	$196,872
Series 22/A, 7.00%, 6/24/2022	HUF	81,100,000	289,777
			1,278,795
INDONESIA — 1.3%
Indonesia Treasury Bond Series FR61, 7.00%, 5/15/2022	IDR	42,265,000,000	2,955,994
Perusahaan Penerbit SBSN Indonesia Series PBS, 6.50%, 5/15/2021	IDR	3,595,000,000	245,827
			3,201,821
IRELAND — 1.2%
Ireland Government Bond:
0.01%, 10/18/2022	EUR	600,000	711,478
0.80%, 3/15/2022	EUR	890,000	1,064,010
3.90%, 3/20/2023	EUR	869,000	1,132,130
			2,907,618
ISRAEL — 1.1%
Israel Government Bond:
Series 0722, 0.75%, 7/31/2022	ILS	1,940,000	571,402
Series 1122, 1.25%, 11/30/2022	ILS	1,380,000	413,272
Series 0323, 4.25%, 3/31/2023	ILS	2,270,000	731,364
Series 0122, 5.50%, 1/31/2022	ILS	2,810,000	880,745
			2,596,783
ITALY — 7.5%
Italy Buoni Poliennali Del Tesoro:
0.35%, 11/1/2021	EUR	675,000	796,961
0.90%, 8/1/2022	EUR	666,000	796,923
0.95%, 3/1/2023	EUR	700,000	842,012
0.95%, 3/15/2023	EUR	700,000	842,033
1.00%, 7/15/2022	EUR	490,000	587,077
1.20%, 4/1/2022	EUR	699,000	837,117
2.30%, 10/15/2021	EUR	650,000	782,704
Italy Certificati di Credito del Tesoro 0.01%, 11/29/2021	EUR	800,000	940,750
Italy Certificati di Credito del Tesoro Zero Coupon Zero Coupon, 5/30/2022	EUR	500,000	587,903
Republic of Italy:
0.05%, 1/15/2023 (a)	EUR	658,000	774,919
0.30%, 8/15/2023 (a)	EUR	1,100,000	1,302,428
0.60%, 6/15/2023	EUR	600,000	716,847
1.35%, 4/15/2022	EUR	750,000	900,596

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
1.45%, 9/15/2022	EUR	650,000	$786,614
2.15%, 12/15/2021	EUR	747,000	901,554
4.50%, 5/1/2023	EUR	850,000	1,115,374
4.75%, 8/1/2023 (a)	EUR	900,000	1,199,129
5.00%, 3/1/2022	EUR	850,000	1,071,180
5.50%, 9/1/2022	EUR	850,000	1,105,698
5.50%, 11/1/2022	EUR	950,000	1,244,862
			18,132,681
JAPAN — 23.0%
Government of Japan 5 Year Bond:
Series 130, 0.10%, 12/20/2021	JPY	494,400,000	4,698,978
Series 131, 0.10%, 3/20/2022	JPY	635,000,000	6,038,848
Series 132, 0.10%, 6/20/2022	JPY	392,500,000	3,734,980
Series 133, 0.10%, 9/20/2022	JPY	425,000,000	4,046,501
Series 134, 0.10%, 12/20/2022	JPY	372,000,000	3,543,782
Series 135, 0.10%, 3/20/2023	JPY	432,000,000	4,117,161
Series 136, 0.10%, 6/20/2023	JPY	766,000,000	7,304,474
Series 137, 0.10%, 9/20/2023	JPY	631,000,000	6,019,703
Government of Japan 10 Year Bond:
Series 328, 0.60%, 3/20/2023	JPY	164,500,000	1,586,826
Series 324, 0.80%, 6/20/2022	JPY	354,000,000	3,408,973
Series 325, 0.80%, 9/20/2022	JPY	315,000,000	3,040,393
Series 321, 1.00%, 3/20/2022	JPY	400,000,000	3,853,994
Series 319, 1.10%, 12/20/2021	JPY	200,000,000	1,923,927
Government of Japan 2 Year Bond:
Series 405, 0.10%, 10/1/2021	JPY	100,000,000	949,948
Series 406, 0.10%, 11/1/2021	JPY	140,000,000	1,330,219
			55,598,707
MALAYSIA — 1.7%
Malaysia Government Bond:
Series 0112, 3.42%, 8/15/2022	MYR	3,350,000	828,821
Series 0313, 3.48%, 3/15/2023	MYR	12,100,000	3,013,862
Security Description		Principal Amount	Value
Malaysia Government Investment Issue Series 0116, 4.39%, 7/7/2023	MYR	1,000,000	$255,956
			4,098,639
MEXICO — 1.7%
Mexican Bonos:
Series M, 6.50%, 6/9/2022	MXN	39,460,000	1,846,236
Series M, 6.75%, 3/9/2023	MXN	19,700,000	938,447
Series M, 7.25%, 12/9/2021	MXN	26,100,000	1,221,616
			4,006,299
NETHERLANDS — 3.9%
Kingdom of Netherlands:
0.01%, 1/15/2022 (a)	EUR	1,600,000	1,891,146
1.75%, 7/15/2023 (a)	EUR	2,250,000	2,818,546
2.25%, 7/15/2022 (a)	EUR	2,175,000	2,683,805
3.75%, 1/15/2023 (a)	EUR	1,600,000	2,067,992
			9,461,489
NEW ZEALAND — 0.6%
New Zealand Government Bond Series 0423, 5.50%, 4/15/2023	NZD	1,820,000	1,370,757
NORWAY — 0.5%
Norway Government Bond Series 475, 2.00%, 5/24/2023 (a)	NOK	9,810,000	1,098,650
PERU — 0.0% (b)
Bonos de la Tesoreria de la Republica en pesos 5.20%, 9/12/2023	PEN	200,000	62,933
POLAND — 2.0%
Poland Government Bond:
Series 0722, 0.01%, 7/25/2022	PLN	4,000,000	1,033,231
Series 0422, 2.25%, 4/25/2022	PLN	4,830,000	1,292,215
Series 0123, 2.50%, 1/25/2023	PLN	4,080,000	1,114,171
Series 1021, 5.75%, 10/25/2021	PLN	1,900,000	521,386
Series 0922, 5.75%, 9/23/2022	PLN	2,630,000	756,264
			4,717,267
PORTUGAL — 0.7%
Portugal Obrigacoes do Tesouro OT 2.20%, 10/17/2022 (a)	EUR	1,270,000	1,573,708

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
RUSSIA — 0.9%
Russian Federal Bond - OFZ:
Series 5083, 7.00%, 12/15/2021	RUB	34,800,000	$462,146
Series 6211, 7.00%, 1/25/2023	RUB	19,700,000	266,174
Series 6215, 7.00%, 8/16/2023	RUB	34,500,000	469,246
Series 6220, 7.40%, 12/7/2022	RUB	43,800,000	596,596
Series 6209, 7.60%, 7/20/2022	RUB	33,050,000	447,633
			2,241,795
SINGAPORE — 1.5%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	1,051,000	777,683
1.75%, 4/1/2022	SGD	720,000	539,670
1.75%, 2/1/2023	SGD	850,000	644,022
2.75%, 7/1/2023	SGD	1,300,000	1,016,307
3.13%, 9/1/2022	SGD	940,000	726,605
			3,704,287
SLOVAKIA — 0.2%
Slovakia Government Bond Series 225, 3.00%, 2/28/2023	EUR	400,000	509,127
SLOVENIA — 0.2%
Slovenia Government Bond Series RS73, 2.25%, 3/25/2022	EUR	400,000	487,644
SOUTH KOREA — 4.7%
Korea Treasury Bond Series 2212, 1.25%, 12/10/2022	KRW	13,168,000,000	11,365,492
SPAIN — 4.5%
Kingdom of Spain:
0.01%, 4/30/2023	EUR	450,000	533,407
0.05%, 10/31/2021	EUR	1,420,000	1,674,758
0.35%, 7/30/2023	EUR	650,000	778,879
0.40%, 4/30/2022	EUR	1,300,000	1,546,105
0.45%, 10/31/2022	EUR	1,906,000	2,278,522
5.40%, 1/31/2023 (a)	EUR	1,356,000	1,808,343
5.85%, 1/31/2022 (a)	EUR	1,870,000	2,379,017
			10,999,031
SWEDEN — 0.6%
Kingdom of Sweden Series 1054, 3.50%, 6/1/2022	SEK	13,075,000	1,555,057
SWITZERLAND — 0.5%
Switzerland Government Bond:
2.00%, 5/25/2022	CHF	450,000	512,791
Security Description		Principal Amount	Value
4.00%, 2/11/2023	CHF	575,000	$697,643
			1,210,434
THAILAND — 1.4%
Thailand Government Bond:
1.88%, 6/17/2022	THB	32,450,000	1,046,645
2.00%, 12/17/2022	THB	41,100,000	1,336,385
3.63%, 6/16/2023	THB	10,050,000	342,280
3.65%, 12/17/2021	THB	22,250,000	728,320
			3,453,630
UNITED KINGDOM — 4.6%
United Kingdom Treasury Bond:
0.13%, 1/31/2023	GBP	1,010,000	1,310,300
0.50%, 7/22/2022	GBP	1,865,000	2,434,168
0.75%, 7/22/2023	GBP	1,000,000	1,322,927
1.75%, 9/7/2022	GBP	1,890,000	2,527,518
2.25%, 9/7/2023	GBP	880,000	1,215,071
4.00%, 3/7/2022	GBP	1,710,000	2,337,955
			11,147,939
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $231,251,814)			238,065,550
	Shares
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (c) (d) (Cost $1,688,563)	1,688,563	1,688,563
TOTAL INVESTMENTS — 99.1% (Cost $232,940,377)		239,754,113
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		2,141,179
NET ASSETS — 100.0%		$241,895,292
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 13.8% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
EMTN	Euro Medium Term Note

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

At September 30, 2020, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	USD1,779,021	RON7,400,000	10/30/2020	$(1,806)
RON	Romania New Leu
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$238,065,550	$—	$238,065,550
Short-Term Investment	1,688,563	—	—	1,688,563
TOTAL INVESTMENTS	$1,688,563	$238,065,550	$—	$239,754,113
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,688,563	$238,063,744	$—	$239,752,307
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(1,806)	—	(1,806)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(1,806)	$—	$(1,806)
(a)	Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,997	$15,997	$25,490,846	$23,818,280	$—	$—	1,688,563	$1,688,563	$952
See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.6%
AUSTRALIA — 4.6%
Australia Government Bond:
Series 27CI, 0.75%, 11/21/2027	AUD	2,577,834	$2,022,561
Series 50CI, 1.00%, 2/21/2050	AUD	1,799,000	1,705,371
Series 22CI, 1.25%, 2/21/2022	AUD	2,909,875	2,131,570
Series 40CI, 1.25%, 8/21/2040	AUD	1,464,075	1,356,597
Series 35CI, 2.00%, 8/21/2035	AUD	2,034,360	1,984,633
Series 30CI, 2.50%, 9/20/2030	AUD	2,450,994	2,295,733
Series 25CI, 3.00%, 9/20/2025	AUD	4,025,000	3,403,841
			14,900,306
BRAZIL — 5.4%
Brazil Notas do Tesouro Nacional Serie B:
Series NTNB, 6.00%, 8/15/2022	BRL	14,154,682	2,780,024
Series NTNB, 6.00%, 5/15/2023	BRL	6,719,732	1,350,359
Series NTNB, 6.00%, 8/15/2024	BRL	6,320,540	1,292,761
Series NTNB, 6.00%, 5/15/2025	BRL	3,659,260	744,153
Series NTNB, 6.00%, 8/15/2026	BRL	3,991,920	832,605
Series NTNB, 6.00%, 8/15/2028	BRL	6,544,111	1,390,805
Series NTNB, 6.00%, 8/15/2030	BRL	3,459,664	740,793
Series NTNB, 6.00%, 5/15/2035	BRL	5,156,228	1,127,866
Series NTNB, 6.00%, 8/15/2040	BRL	4,823,505	1,067,321
Series NTNB, 6.00%, 5/15/2045	BRL	7,784,244	1,729,474
Series NTNB, 6.00%, 8/15/2050	BRL	13,472,730	3,054,460
Series NTNB, 6.00%, 5/15/2055	BRL	6,120,944	1,404,706
			17,515,327
CANADA — 4.5%
Canadian Government Real Return Bond:
Series CPI, 0.50%, 12/1/2050	CAD	1,662,664	1,519,656
Series CPI, 1.25%, 12/1/2047	CAD	1,780,512	1,872,340
Security Description		Principal Amount	Value
Series CPI, 1.50%, 12/1/2044	CAD	1,869,289	$1,984,098
Series CPI, 2.00%, 12/1/2041	CAD	1,918,264	2,138,418
Series CPI, 3.00%, 12/1/2036	CAD	1,452,044	1,704,623
Series CPI, 4.00%, 12/1/2031	CAD	1,974,317	2,268,672
Series CPI, 4.25%, 12/1/2021	CAD	1,808,372	1,424,455
Series CPI, 4.25%, 12/1/2026	CAD	1,757,453	1,736,493
			14,648,755
CHILE — 4.5%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 3/1/2025	CLP	372,628,620	488,957
1.30%, 3/1/2023	CLP	631,572,700	843,480
1.50%, 3/1/2026	CLP	2,095,673,050	3,013,879
1.90%, 9/1/2030	CLP	631,572,700	957,246
2.00%, 3/1/2035	CLP	1,605,920,530	2,482,405
2.10%, 7/15/2050	CLP	430,617,750	738,155
Series 30YR, 3.00%, 1/1/2044	CLP	2,167,442,675	4,152,763
Bonos del Banco Central de Chile en UF:
Series 10YR, 3.00%, 3/1/2022	CLP	315,786,350	428,257
Series 10YR, 3.00%, 3/1/2023	CLP	26,880	38
Series 20YR, 3.00%, 5/1/2028	CLP	114,831,400	183,832
Series 20YR, 3.00%, 2/1/2031	CLP	401,909,900	664,637
Series 30YR, 3.00%, 2/1/2041	CLP	401,909,900	750,379
			14,704,028
COLOMBIA — 4.5%
Colombian TES:
Series UVR, 2.25%, 4/18/2029	COP	1,376,740,000	350,640
Series UVR, 3.00%, 3/25/2033	COP	5,216,949,700	1,368,790
Series UVR, 3.30%, 3/17/2027	COP	9,390,512,310	2,655,612
Series UVR, 3.50%, 5/7/2025	COP	4,860,000,510	1,378,607
Series UVR, 3.75%, 2/25/2037	COP	4,255,932,650	1,193,783
Series UVR, 3.75%, 6/16/2049	COP	1,647,457,800	454,523
Series UVR, 4.75%, 2/23/2023	COP	15,046,781,240	4,258,899

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series UVR, 4.75%, 4/4/2035	COP	9,129,653,596	$2,865,655
			14,526,509
FRANCE — 8.4%
French Republic Government Bond OAT:
Series OATI, 0.10%, 3/1/2025	EUR	1,190,563	1,448,329
Series OATI, 0.10%, 3/1/2028	EUR	1,315,251	1,654,920
Series OATE, 0.10%, 3/1/2029	EUR	907,029	1,172,224
Series OATI, 0.10%, 3/1/2036 (a)	EUR	600,270	805,481
Series OATE, 0.10%, 7/25/2036 (a)	EUR	514,950	714,241
Series OATE, 0.10%, 7/25/2047 (a)	EUR	1,201,831	1,817,186
Series OATE, 0.25%, 7/25/2024	EUR	2,153,972	2,656,443
Series OATE, 0.70%, 7/25/2030 (a)	EUR	1,391,290	1,930,387
Series OATE, 1.10%, 7/25/2022	EUR	1,874,185	2,284,137
Series OATE, 1.80%, 7/25/2040 (a)	EUR	1,379,103	2,572,975
Series OATE, 1.85%, 7/25/2027	EUR	1,757,395	2,494,199
Series OATI, 2.10%, 7/25/2023 (a)	EUR	2,523,642	3,185,740
Series OATE, 3.15%, 7/25/2032	EUR	1,547,059	2,776,571
Series OATI, 3.40%, 7/25/2029	EUR	1,020,022	1,674,820
			27,187,653
GERMANY — 4.6%
Deutsche Bundesrepublik Inflation Linked Bond:
Series I/L, 0.10%, 4/15/2023	EUR	3,155,106	3,775,165
Series I/L, 0.10%, 4/15/2026	EUR	2,680,335	3,363,678
Series I/L, 0.10%, 4/15/2046	EUR	1,679,840	2,764,765
Series I/L, 0.50%, 4/15/2030	EUR	3,518,134	4,847,224
			14,750,832
ISRAEL — 4.6%
Israel Government Bond - CPI Linked:
Series 0529, 0.50%, 5/31/2029	ILS	3,548,651	1,125,968
0.75%, 10/31/2025	ILS	6,933,858	2,148,662
Security Description		Principal Amount	Value
Series 0527, 0.75%, 5/31/2027	ILS	3,235,226	$1,022,754
1.00%, 5/31/2045	ILS	3,632,252	1,250,340
1.75%, 9/29/2023	ILS	3,918,726	1,214,556
Series 0922, 2.75%, 9/30/2022	ILS	3,939,354	1,215,448
Series 0841, 2.75%, 8/30/2041	ILS	5,890,300	2,693,120
Series 0536, 4.00%, 5/30/2036	ILS	5,293,711	2,581,417
Israel Government Bond - Galil Series 5904, 4.00%, 7/31/2024	ILS	4,325,006	1,475,028
			14,727,293
ITALY — 5.6%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2022 (a)	EUR	1,277,240	1,500,718
Series CPI, 0.10%, 5/15/2023	EUR	824,784	971,382
Series CPI, 0.40%, 5/15/2030 (a)	EUR	678,985	797,353
Series CPI, 1.25%, 9/15/2032 (a)	EUR	1,673,552	2,149,110
Series CPI, 1.30%, 5/15/2028 (a)	EUR	1,202,566	1,513,486
Series CPI, 2.10%, 9/15/2021 (a)	EUR	322	387
Series CPI, 2.35%, 9/15/2024 (a)	EUR	1,473,108	1,893,097
Series CPI, 2.35%, 9/15/2035 (a)	EUR	1,470,653	2,195,096
Series CPI, 2.55%, 9/15/2041 (a)	EUR	1,634,832	2,607,525
Series CPI, 2.60%, 9/15/2023 (a)	EUR	2,032,299	2,582,939
Series CPI, 3.10%, 9/15/2026 (a)	EUR	1,415,837	1,958,641
			18,169,734
JAPAN — 4.5%
Japanese Government CPI Linked Bond:
Series 17, 0.10%, 9/10/2023	JPY	63,989,000	605,443
Series 18, 0.10%, 3/10/2024	JPY	95,134,600	898,978
Series 19, 0.10%, 9/10/2024	JPY	171,366,000	1,621,879
Series 20, 0.10%, 3/10/2025	JPY	324,104,000	3,063,340
Series 21, 0.10%, 3/10/2026	JPY	209,106,480	1,975,207
Series 22, 0.10%, 3/10/2027	JPY	156,779,140	1,483,140

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 23, 0.10%, 3/10/2028	JPY	250,217,120	$2,369,416
Series 24, 0.10%, 3/10/2029	JPY	276,543,720	2,619,920
			14,637,323
MEXICO — 4.6%
Mexican Udibonos:
Series S, 2.00%, 6/9/2022	MXN	48,335,893	2,220,354
Series S, 3.50%, 11/16/2023	MXN	11,789,242	574,233
Series S, 4.00%, 11/30/2028	MXN	42,244,784	2,187,220
Series S, 4.00%, 11/15/2040	MXN	49,776,810	2,586,029
Series S, 4.00%, 11/8/2046	MXN	47,156,969	2,509,221
Series S, 4.00%, 11/3/2050	MXN	13,754,116	735,756
Series S, 4.50%, 12/4/2025	MXN	44,799,120	2,343,924
Series S, 4.50%, 11/22/2035	MXN	29,735,089	1,654,481
			14,811,218
NEW ZEALAND — 2.9%
New Zealand Government Bond:
Series 0925, 2.00%, 9/20/2025	NZD	2,520,017	1,886,436
Series 0935, 2.50%, 9/20/2035	NZD	2,346,204	2,247,189
Series 0940, 2.50%, 9/20/2040	NZD	2,006,250	2,025,096
Series 0930, 3.00%, 9/20/2030	NZD	3,568,825	3,206,840
			9,365,561
SOUTH AFRICA — 4.6%
South Africa Government Bond - CPI Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	11,835,500	590,839
Series 2033, 1.88%, 2/28/2033	ZAR	15,140,213	666,413
Series 2025, 2.00%, 1/31/2025	ZAR	35,517,051	2,039,932
Series 2038, 2.25%, 1/31/2038	ZAR	32,557,296	1,365,006
Series 2046, 2.50%, 3/31/2046	ZAR	32,080,490	1,265,965
Series 2050, 2.50%, 12/31/2050	ZAR	41,398,451	1,561,318
Series R210, 2.60%, 3/31/2028	ZAR	25,616,994	1,402,339
Series R212, 2.75%, 1/31/2022	ZAR	20,498,796	1,258,811
Security Description		Principal Amount	Value
Series R202, 3.45%, 12/7/2033	ZAR	37,802,331	$1,985,992
Series R197, 5.50%, 12/7/2023	ZAR	40,458,101	2,671,497
			14,808,112
SOUTH KOREA — 0.7%
Inflation Linked Korea Treasury Bond:
Series 2606, 1.00%, 6/10/2026	KRW	756,288,720	664,999
Series 2106, 1.50%, 6/10/2021	KRW	92,522,590	79,865
Series 2806, 1.75%, 6/10/2028	KRW	1,610,416,000	1,485,487
			2,230,351
SPAIN — 4.5%
Spain Government Inflation Linked Bond:
0.15%, 11/30/2023	EUR	709,527	855,696
0.30%, 11/30/2021	EUR	1,492,474	1,770,737
0.65%, 11/30/2027 (a)	EUR	2,400,443	3,081,011
0.70%, 11/30/2033 (a)	EUR	1,557,874	2,094,083
1.00%, 11/30/2030 (a)	EUR	2,823,255	3,829,499
1.80%, 11/30/2024 (a)	EUR	2,233,348	2,907,673
			14,538,699
SWEDEN — 3.5%
Sweden Inflation Linked Bond:
Series 3112, 0.13%, 6/1/2026	SEK	14,685,254	1,785,420
Series 3113, 0.13%, 12/1/2027	SEK	10,080,778	1,253,899
Series 3111, 0.13%, 6/1/2032 (a)	SEK	11,459,716	1,533,110
Series 3108, 0.25%, 6/1/2022 (a)	SEK	15,289,751	1,750,011
Series 3109, 1.00%, 6/1/2025 (a)	SEK	16,721,510	2,079,716
Series 3104, 3.50%, 12/1/2028 (a)	SEK	19,037,997	3,032,995
			11,435,151
TURKEY — 4.9%
Turkey Government Bond:
Series CPI, 1.00%, 5/3/2023	TRY	8,035,556	1,015,203
1.50%, 6/18/2025	TRY	5,136,694	628,579
Series CPI, 2.00%, 10/26/2022	TRY	5,860,020	760,781
Series CPI, 2.00%, 9/18/2024	TRY	7,272,574	925,497
Series CPI, 2.00%, 4/16/2025	TRY	6,875,028	863,887

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series CPI, 2.40%, 5/8/2024	TRY	6,940,485	$900,245
Series CPI, 2.70%, 1/14/2026	TRY	9,537,011	1,222,775
Series CPI, 2.80%, 11/8/2023	TRY	4,930,446	655,575
Series CPI, 2.90%, 7/7/2027	TRY	4,533,117	584,794
Series CPI, 2.90%, 1/12/2028	TRY	1,446,132	185,993
Series CPI, 3.00%, 7/21/2021	TRY	19,662,920	2,598,242
Series CPI, 3.00%, 2/23/2022	TRY	8,853,608	1,161,985
Series CPI, 3.00%, 8/2/2023	TRY	10,715,776	1,430,352
3.20%, 11/6/2024	TRY	3,310,581	440,892
Series CPI, 3.30%, 6/28/2028	TRY	13,598,838	1,795,398
4.10%, 6/5/2024	TRY	462,331	63,484
Series CPI, 4.20%, 1/10/2024	TRY	5,290,538	725,958
			15,959,640
UNITED KINGDOM — 22.7%
United Kingdom Gilt Inflation Linked:
Series 3MO, 0.13%, 3/22/2024	GBP	1,162,428	1,669,183
Series 3MO, 0.13%, 3/22/2026	GBP	1,093,498	1,674,026
Series 3MO, 0.13%, 8/10/2028	GBP	1,495,856	2,468,688
Series 3MO, 0.13%, 3/22/2029	GBP	1,486,728	2,493,935
Series 3MO, 0.13%, 11/22/2036	GBP	1,074,707	2,170,042
Series 3MO, 0.13%, 8/10/2041	GBP	735,231	1,604,812
Series 3MO, 0.13%, 3/22/2044	GBP	1,547,059	3,509,245
Series 3MO, 0.13%, 3/22/2046	GBP	1,426,324	3,345,297
Series 3MO, 0.13%, 8/10/2048	GBP	925,931	2,270,486
Series 3MO, 0.13%, 11/22/2056	GBP	516,378	1,475,226
Series 3MO, 0.13%, 3/22/2058	GBP	856,400	2,509,118
Series 3MO, 0.13%, 11/22/2065	GBP	621,211	2,139,287
Series 3MO, 0.13%, 3/22/2068	GBP	1,001,309	3,692,694
Series 3MO, 0.25%, 3/22/2052	GBP	1,154,474	3,105,997
Series 3MO, 0.38%, 3/22/2062	GBP	1,004,077	3,375,392
Security Description		Principal Amount	Value
Series 3MO, 0.50%, 3/22/2050	GBP	1,033,800	$2,816,558
Series 3MO, 0.63%, 3/22/2040	GBP	1,222,668	2,804,025
Series 3MO, 0.63%, 11/22/2042	GBP	1,356,792	3,293,853
Series 3MO, 0.75%, 3/22/2034	GBP	968,981	1,977,419
Series 3MO, 0.75%, 11/22/2047	GBP	1,012,298	2,772,718
Series 3MO, 1.13%, 11/22/2037	GBP	1,483,552	3,499,162
Series 3MO, 1.25%, 11/22/2027	GBP	1,894,645	3,287,046
Series 3MO, 1.25%, 11/22/2032	GBP	1,422,272	2,954,696
Series 3MO, 1.25%, 11/22/2055	GBP	1,300,876	4,649,651
Series 3MO, 1.88%, 11/22/2022	GBP	1,573,319	2,249,595
Series 8MO, 2.00%, 1/26/2035	GBP	967,828	2,276,424
Series 8MO, 2.50%, 7/17/2024	GBP	1,271,502	1,994,593
Series 8MO, 4.13%, 7/22/2030	GBP	648,853	1,510,381
			73,589,549
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $305,799,651)			322,506,041
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (c) (d) (Cost $98,351)	98,351	98,351
TOTAL INVESTMENTS — 99.6% (Cost $305,898,002)		322,604,392
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		1,139,992
NET ASSETS — 100.0%		$323,744,384

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.0% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$322,506,041	$—	$322,506,041
Short-Term Investment	98,351	—	—	98,351
TOTAL INVESTMENTS	$98,351	$322,506,041	$—	$322,604,392
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	69,368	$69,368	$8,863,591	$8,834,608	$—	$—	98,351	$98,351	$1,101
See accompanying notes to schedule of investments.

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC EQUITY — 25.3%
SPDR Wells Fargo Preferred Stock ETF (a)(b)	706,695	$30,720,032
DOMESTIC FIXED INCOME — 49.6%
SPDR Bloomberg Barclays Convertible Securities ETF (a)(b)	432,045	29,763,580
SPDR Portfolio Long Term Corporate Bond ETF (a)	957,199	30,419,784
		60,183,364
INTERNATIONAL FIXED INCOME — 25.0%
SPDR Bloomberg Barclays International Corporate Bond ETF (a)(b)	853,131	30,362,932
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $115,018,598)		121,266,328
SHORT-TERM INVESTMENTS — 19.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c)(d)	128,303	128,329
State Street Navigator Securities Lending Portfolio II (e)(f)	23,676,157	23,676,157
TOTAL SHORT-TERM INVESTMENTS (Cost $23,804,501)		$23,804,486
TOTAL INVESTMENTS—119.5% (Cost $138,823,099)		145,070,814
LIABILITIES IN EXCESS OF OTHER ASSETS—(19.5)%		(23,711,453)
NET ASSETS—100.0%		$121,359,361

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$121,266,328	$—	$—	$121,266,328
Short-Term Investments	23,804,486	—	—	23,804,486
TOTAL INVESTMENTS	$145,070,814	$—	$—	$145,070,814
See accompanying notes to schedule of investments.

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	145,998	$146,056	$154,350	$172,046	$(15)	$(16)	128,303	$128,329	$69
State Street Navigator Securities Lending Portfolio II	30,326,428	30,326,428	176,077,188	182,727,459	—	—	23,676,157	23,676,157	42,448
Total		$30,472,484	$176,231,538	$182,899,505	$(15)	$(16)		$23,804,486	$42,517
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.1%
ALABAMA — 0.7%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2024	$100,000	$118,403
Series A, 5.00%, 9/1/2025	1,025,000	1,257,480
Series A, 5.00%, 9/1/2030	190,000	241,631
Series A, 5.00%, 9/1/2033	1,025,000	1,263,374
Series A, 5.00%, 9/1/2036	2,310,000	2,853,648
Series B, 5.00%, 9/1/2025	465,000	570,467
Alabama, State General Obligation Series C, 5.00%, 8/1/2027	110,000	137,433
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	339,513
Series A, 5.00%, 6/1/2027	195,000	240,885
Series A, 5.00%, 6/1/2028	260,000	319,210
Series A, 5.00%, 6/1/2037	2,310,000	2,882,741
Series A, 5.00%, 6/1/2038	1,455,000	1,810,573
Series A, 5.00%, 6/1/2043	2,000,000	2,457,480
Birmingham, AL, Waterworks Board Revenue:
Series A, 4.00%, 1/1/2037	235,000	267,703
Series A, 4.00%, 1/1/2038	145,000	164,766
Series A, 5.00%, 1/1/2032	100,000	123,883
Series A, 5.00%, 1/1/2042	255,000	306,020
Series B, 3.00%, 1/1/2043	165,000	172,255
Series B, 4.00%, 1/1/2036	250,000	284,863
Series B, 5.00%, 1/1/2030	750,000	935,093
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	315,000	376,863
Jefferson, AL, General Obligation:
4.00%, 9/15/2036	2,500,000	2,818,575
Series A, 5.00%, 4/1/2023	135,000	150,224
Tuscaloosa, AL, Board of Education Revenue 5.00%, 8/1/2041	255,000	323,207
University of Alabama, AL, General Revenue:
Series A, 4.00%, 7/1/2035	500,000	593,415
Series B, 3.00%, 7/1/2034	1,050,000	1,133,181
		22,142,886
ALASKA — 0.0% (a)
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	90,000	107,944
Series B, 5.00%, 8/1/2026	245,000	297,481
Anchorage, AK, Water Revenue:
Series B, 5.00%, 5/1/2036	250,000	306,193
Series B, 5.00%, 5/1/2037	500,000	610,610
Security Description	Principal Amount	Value
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	$215,000	$254,943
		1,577,171
ARIZONA — 1.6%
Arizona Board of Regents Authority Revenue:
5.00%, 7/1/2036	625,000	825,275
5.00%, 7/1/2041	750,000	973,192
5.00%, 7/1/2043	710,000	916,369
Arizona State Transportation Board 5.00%, 7/1/2025	200,000	243,436
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2026	315,000	392,348
5.00%, 6/1/2028	205,000	252,706
5.00%, 6/1/2029	420,000	515,042
5.00%, 6/1/2032	385,000	466,023
5.00%, 6/1/2033	270,000	325,531
5.00%, 6/1/2038	230,000	273,840
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2022	200,000	212,134
5.00%, 1/1/2024	170,000	196,513
Series A, 5.00%, 1/1/2021	190,000	192,286
Series A, 5.00%, 1/1/2029	575,000	724,822
Series A, 5.00%, 12/1/2034	300,000	358,734
Series A, 5.00%, 12/1/2036	510,000	606,747
Arizona, State:
5.00%, 9/1/2022	100,000	109,205
5.00%, 10/1/2022	145,000	158,897
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2024	120,000	141,048
5.00%, 7/1/2025	320,000	375,866
5.00%, 7/1/2026	540,000	633,609
5.00%, 7/1/2027	310,000	389,196
5.00%, 7/1/2028	395,000	493,367
5.00%, 7/1/2031	350,000	404,855
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2023	415,000	469,427
5.00%, 7/1/2024	125,000	146,925
Arizona, State University Revenue:
Series A, 5.00%, 7/1/2040	3,000,000	3,820,290
Series B, 5.00%, 7/1/2042	2,990,000	3,621,428
Series C, 5.00%, 7/1/2042	390,000	462,848
Series D, 5.00%, 7/1/2041	200,000	232,080

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Arizona, Transportation Board Revenue 5.00%, 7/1/2026	$150,000	$188,030
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	150,000	178,520
Maricopa County, AZ, Special Health Care District, General Obligation:
4.00%, 7/1/2038	430,000	487,383
5.00%, 7/1/2021	500,000	516,835
Maricopa, AZ, Community College District, General Obligation:
5.00%, 7/1/2023	230,000	259,486
5.00%, 7/1/2024	225,000	263,819
Maricopa, AZ, High School District No. 210-Phoenix, General Obligation:
5.00%, 7/1/2030	510,000	642,090
5.00%, 7/1/2036	900,000	1,106,541
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2024	160,000	188,261
5.00%, 7/1/2026	100,000	125,160
5.00%, 7/1/2029	455,000	567,435
Series A, 5.00%, 7/1/2025	145,000	176,874
Series A, 5.00%, 7/1/2026	235,000	285,666
Series A, 5.00%, 7/1/2037	390,000	493,744
Series A, 5.00%, 7/1/2044	5,000,000	6,488,400
Series B, 5.00%, 7/1/2024	3,000,000	3,536,040
Series B, 5.00%, 7/1/2026	6,715,000	8,340,030
Series B, 5.00%, 7/1/2037	500,000	593,560
Phoenix, AZ, General Obligation:
4.00%, 7/1/2026	460,000	552,635
5.00%, 7/1/2025	205,000	250,604
5.00%, 7/1/2026	300,000	378,387
Pima County, Regional Transportation Authority Revenue 5.00%, 6/1/2025	385,000	432,778
Pima, AZ, Sewer System Revenue 5.00%, 7/1/2026	200,000	250,964
Regional, AZ, Public Transportation Authority Revenue 5.25%, 7/1/2025	100,000	118,553
Scottsdale, AZ, General Obligation 4.00%, 7/1/2024	200,000	228,194
Security Description	Principal Amount	Value
State of Arizona Lottery Revenue 5.00%, 7/1/2025	$4,050,000	$4,940,271
University of Arizona, Reveune Series B, 5.00%, 6/1/2042	490,000	580,346
		51,104,645
ARKANSAS — 0.1%
Fayetteville,AZ,Capital Improvement Corp., Sales & Tax Revenue Series A, 5.00%, 11/1/2026	570,000	721,534
Rogers, AR, Sales Tax Revenue Series B, 3.88%, 11/1/2039	350,000	384,094
Springdale, AR, Sales & Use Tax Revenue 5.00%, 4/1/2037	220,000	245,837
University of Arkansas, Revenue Series A, 5.00%, 9/15/2035	470,000	564,376
		1,915,841
CALIFORNIA — 19.0%
Alameda, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2039	500,000	592,900
Anaheim, Housing & Public Improvements Authority Revenue:
5.00%, 10/1/2031	1,695,000	1,773,038
5.00%, 10/1/2032	590,000	617,164
5.00%, 10/1/2036	395,000	413,186
5.00%, 10/1/2041	1,300,000	1,359,852
Anaheim, Public Financing Authority Revenue Series A, 5.00%, 5/1/2031	540,000	608,764
Anaheim, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 2/1/2029	2,015,000	2,506,982
Arcadia, CA, Unified School District, General Obligation:
3.25%, 8/1/2036	365,000	394,678
3.25%, 8/1/2037	240,000	258,862
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2025	150,000	185,931
Beverly Hills, CA, Unified School District, General Obligation:
2.00%, 8/1/2022	1,400,000	1,448,370

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 3.00%, 8/1/2040	$785,000	$844,974
California Educational Facilities Authority Revenue 5.00%, 10/1/2041	525,000	630,394
California State Public Works Board:
3.00%, 5/1/2032	655,000	729,473
5.00%, 11/1/2023	1,500,000	1,717,950
5.00%, 9/1/2029	530,000	674,277
Series B, 5.00%, 10/1/2027	1,790,000	2,311,427
Series B, 5.00%, 10/1/2028	1,300,000	1,666,379
Series C, 5.00%, 11/1/2031	6,855,000	9,079,105
Series C, 5.00%, 11/1/2034	2,580,000	3,370,976
California, Bay Area Toll Authority Revenue:
2.00%, 4/1/2053 (b)	350,000	363,513
2.13%, 4/1/2053 (b)	575,000	605,964
5.00%, 4/1/2024	250,000	290,605
Series A, 2.63%, 4/1/2045 (b)	23,510,000	25,767,900
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2042	125,000	141,323
5.00%, 4/1/2022	550,000	587,812
Series A, 2.95%, 4/1/2047 (b)	1,225,000	1,359,640
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2025	295,000	364,254
5.00%, 10/1/2026	300,000	379,425
5.00%, 10/1/2027	295,000	369,007
5.00%, 10/1/2028	490,000	611,108
5.00%, 10/1/2029	115,000	151,218
5.00%, 11/1/2030	7,100,000	9,537,856
5.00%, 10/1/2031	410,000	520,081
5.00%, 10/1/2032	3,470,000	4,276,143
5.00%, 10/1/2033	3,810,000	4,670,336
5.00%, 10/1/2034	2,400,000	2,934,720
5.00%, 10/1/2035	2,225,000	2,714,033
California, Municipal Finance Authority Revenue:
4.00%, 1/1/2043	4,750,000	5,494,847
Series A, 5.00%, 6/1/2042	1,525,000	1,823,427
California, State Department of Water Resources Center Valley Project Revenue:
Series AW, 5.00%, 12/1/2028	330,000	422,166
Security Description	Principal Amount	Value
Series AW, 5.00%, 12/1/2029	$285,000	$363,401
Series AW, 5.00%, 12/1/2032	255,000	320,734
Series AX, 5.00%, 12/1/2029	300,000	391,251
California, State Department of Water Resources Power Supply Revenue:
Series AX, 5.00%, 12/1/2032	100,000	128,507
Series BA, 5.00%, 12/1/2022	740,000	817,241
Series O, 5.00%, 5/1/2021	355,000	365,178
California, State General Obligation:
3.00%, 10/1/2034	9,345,000	10,355,568
3.00%, 10/1/2036	1,830,000	2,006,064
3.00%, 10/1/2037	12,095,000	13,211,006
3.50%, 8/1/2027	175,000	208,063
3.75%, 12/1/2035	280,000	301,722
4.00%, 11/1/2023	160,000	178,552
4.00%, 10/1/2024	250,000	286,673
4.00%, 9/1/2025	250,000	294,130
4.00%, 8/1/2033	205,000	237,589
4.00%, 9/1/2033	1,035,000	1,201,438
4.00%, 10/1/2034	500,000	606,770
4.00%, 10/1/2036	500,000	601,340
4.00%, 11/1/2036	30,000	35,198
4.00%, 10/1/2037	500,000	599,240
4.00%, 11/1/2039	7,500,000	8,979,000
4.00%, 10/1/2044	965,000	1,134,029
5.00%, 4/1/2022	10,000,000	10,728,200
5.00%, 8/1/2022	100,000	108,901
5.00%, 9/1/2022	2,025,000	2,213,446
5.00%, 8/1/2023	600,000	681,030
5.00%, 9/1/2023	545,000	620,727
5.00%, 11/1/2023	1,395,000	1,599,563
5.00%, 4/1/2024	8,650,000	10,071,368
5.00%, 8/1/2024	875,000	1,031,686
5.00%, 9/1/2024	720,000	851,573
5.00%, 8/1/2025	455,000	555,878
5.00%, 9/1/2025	235,000	287,915
5.00%, 10/1/2025	5,000,000	6,143,050
5.00%, 3/1/2026	110,000	132,249
5.00%, 8/1/2026	2,990,000	3,750,812
5.00%, 9/1/2026	1,170,000	1,476,505
5.00%, 10/1/2026	1,010,000	1,258,389
5.00%, 4/1/2027	5,000,000	6,388,250
5.00%, 8/1/2027	14,435,000	18,272,135
5.00%, 9/1/2027	165,000	172,055
5.00%, 10/1/2027	170,000	210,661
5.00%, 11/1/2027	180,000	233,460
5.00%, 4/1/2028	3,000,000	3,928,200
5.00%, 8/1/2028	1,970,000	2,461,805

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/2028	$2,620,000	$2,882,538
5.00%, 10/1/2028	3,000,000	3,970,470
5.00%, 4/1/2029	5,000,000	6,645,150
5.00%, 8/1/2029	765,000	941,013
5.00%, 9/1/2029	1,705,000	1,823,960
5.00%, 10/1/2029	5,750,000	7,606,570
5.00%, 3/1/2030	1,640,000	2,208,850
5.00%, 9/1/2030	1,455,000	1,805,481
5.00%, 11/1/2030	500,000	638,500
5.00%, 4/1/2031	1,845,000	2,422,227
5.00%, 9/1/2031	1,915,000	2,327,050
5.00%, 3/1/2032	280,000	331,097
5.00%, 4/1/2032	4,600,000	6,287,456
5.00%, 8/1/2032	625,000	752,441
5.00%, 4/1/2033	3,500,000	4,539,325
5.00%, 8/1/2033	150,000	176,558
5.00%, 8/1/2034	1,350,000	1,615,626
5.00%, 9/1/2034	290,000	357,779
5.00%, 10/1/2034	155,000	181,193
5.00%, 8/1/2035	3,430,000	4,167,963
5.00%, 9/1/2035	230,000	283,459
5.00%, 10/1/2035	435,000	529,043
5.00%, 4/1/2036	500,000	642,055
5.00%, 8/1/2036	1,370,000	1,679,784
5.00%, 9/1/2036	1,390,000	1,707,684
5.00%, 11/1/2036	500,000	639,750
5.00%, 10/1/2037	90,000	104,861
5.00%, 10/1/2039	500,000	604,520
4.00%, 12/1/2030 (b)	135,000	138,364
Series B, 5.00%, 9/1/2023	2,900,000	3,302,955
Series B, 5.00%, 8/1/2024	150,000	176,861
Series C, 5.00%, 9/1/2034	155,000	185,963
Campbell Union High School District, Revenue Series B, 5.00%, 8/1/2036	150,000	185,163
Centinela Valley, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2050 (c)	100,000	111,195
Cerritos, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	250,000	284,228
Chabot-Las Positas, CA, Community College District, General Obligation:
4.00%, 8/1/2033	1,015,000	1,181,957
Series A, 4.00%, 8/1/2042	500,000	576,325
Chino Basin Regional Financing Authority, Revenue Series B, 4.00%, 11/1/2025	1,000,000	1,174,750
Security Description	Principal Amount	Value
City of San Jose, CA, General Obligation 5.00%, 9/1/2041	$620,000	$792,310
Coast, CA, Community College District, General Obligation:
5.00%, 8/1/2029	410,000	498,703
5.00%, 8/1/2033	145,000	175,212
Contra Costa, CA, Transportation Authority Sales Tax Revenue:
Series A, 5.00%, 3/1/2032	270,000	317,987
Series B, 5.00%, 3/1/2026	2,400,000	2,962,728
Series B, 5.00%, 3/1/2028	3,000,000	3,780,300
Coronado, Community Development Agency Successor Agency Series A, 5.00%, 9/1/2033	4,640,000	5,448,102
Corona-Norco, CA, Unified School District, General Obligation Series B, 4.00%, 8/1/2043	150,000	173,333
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	360,000	437,242
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2035	760,000	933,185
Series A, 5.00%, 6/1/2044	735,000	945,761
Series B, 5.00%, 6/1/2034	100,000	125,894
East Side, CA, Union High School District, General Obligation Series E, 5.00%, 8/1/2028	125,000	155,186
Eastern, CA, Municipal Water District Financing Authority Revenue Series B, 5.00%, 7/1/2032	230,000	283,033
Eastern, CA, Municipal Water District Revenue:
Series A, 5.00%, 7/1/2042	1,000,000	1,216,180
Series A, 5.00%, 7/1/2045	315,000	378,428
El Dorado, CA, Irrigation District, Water Agency Revenue:
Series C, 5.00%, 3/1/2032	390,000	489,076
Series C, 5.00%, 3/1/2035	570,000	714,803
Elk Grove, Unified School District 3.00%, 2/1/2034	100,000	106,888

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Folsom Cordova, CA, Unified School District School Facilities Improvement District No. 5, General Obligation Series C, 4.00%, 10/1/2043	$715,000	$828,184
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 10/1/2028	100,000	123,363
Series A, 5.00%, 10/1/2031	340,000	410,798
Series A, 5.00%, 10/1/2032	250,000	299,420
Foothill-De Anza Community College District, General Obligation:
2.38%, 8/1/2040 (b)	2,570,000	2,571,105
5.00%, 8/1/2027	230,000	281,364
5.00%, 8/1/2028	140,000	171,189
Imperial, CA, Irrigation District Electric System Revenue Series C, 5.00%, 11/1/2036	100,000	121,749
Livermore Valley, CA, Joint Unified School District, General Obligation 3.00%, 8/1/2046	230,000	240,134
Long Beach, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2041	4,640,000	5,229,512
Long Beach, CA, Unified School District, General Obligation:
5.00%, 8/1/2027	300,000	380,481
Series B, 5.00%, 8/1/2022	590,000	642,746
Los Angeles County Metropolitan Transportation Authority Series A, 5.00%, 7/1/2041	1,100,000	1,362,273
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	500,000	569,045
5.00%, 8/1/2036	430,000	523,422
Series A, 5.00%, 8/1/2023	235,000	266,737
Series A, 5.00%, 8/1/2026	215,000	253,681
Series J, 4.00%, 8/1/2036	400,000	466,792
Series J, 4.00%, 8/1/2039	480,000	555,701
Security Description	Principal Amount	Value
Los Angeles, CA, Department of Airports Revenue:
Series C, 5.00%, 5/15/2028	$525,000	$674,483
Series C, 5.00%, 5/15/2038	465,000	535,117
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2031	1,000,000	1,274,670
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2032	3,250,000	4,111,672
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2023	875,000	991,042
Series A, 5.00%, 7/1/2024	250,000	294,773
Series A, 5.00%, 7/1/2027	150,000	185,786
Series A, 5.00%, 7/1/2028	250,000	317,852
Series A, 5.00%, 7/1/2030	520,000	617,895
Series A, 5.00%, 7/1/2031	390,000	489,945
Series A, 5.00%, 7/1/2032	715,000	902,542
Series A, 5.00%, 7/1/2034	275,000	323,851
Series A, 5.00%, 7/1/2036	3,675,000	4,571,926
Series A, 5.00%, 7/1/2037	910,000	1,168,467
Series A, 5.00%, 7/1/2038	570,000	690,133
Series A, 5.00%, 7/1/2040	2,215,000	2,666,705
Series A, 5.00%, 7/1/2041	900,000	1,084,041
Series B, 5.00%, 1/1/2024	835,000	961,177
Series B, 5.00%, 7/1/2025	100,000	122,088
Series B, 5.00%, 7/1/2028	320,000	394,656
Series B, 5.00%, 7/1/2029	100,000	123,097
Series B, 5.00%, 7/1/2031	4,000,000	5,282,880
Series B, 5.00%, 7/1/2032	2,640,000	3,464,419
Series B, 5.00%, 7/1/2033	1,500,000	1,957,890
Series B, 5.00%, 7/1/2034	555,000	676,434
Series B, 5.00%, 7/1/2036	100,000	121,535
Series B, 5.00%, 7/1/2037	100,000	122,742
Series B, 5.00%, 7/1/2040	930,000	1,216,012
Series B, 5.00%, 7/1/2042	230,000	275,991
Series B, 5.00%, 7/1/2043	895,000	1,098,320
Series C, 5.00%, 7/1/2042	595,000	731,737
Series D, 5.00%, 7/1/2030	305,000	356,502
Series D, 5.00%, 7/1/2032	180,000	209,810
Series D, 5.00%, 7/1/2044	130,000	149,127
Series E, 5.00%, 7/1/2039	310,000	357,591
Los Angeles, CA, Department of Water & Power System Revenue Series B, 5.00%, 7/1/2023	595,000	673,034
Los Angeles, CA, Facilities, Inc. Revenue:
Series A, 5.00%, 12/1/2033	250,000	319,005

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2035	$1,405,000	$1,778,154
Series A, 5.00%, 12/1/2037	1,165,000	1,462,168
Series A, 5.00%, 12/1/2038	1,925,000	2,405,634
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
5.00%, 7/1/2037	1,600,000	2,045,888
Series A, 4.00%, 6/1/2034	110,000	126,381
Series A, 5.00%, 6/1/2021	165,000	170,264
Series A, 5.00%, 6/1/2023	510,000	575,035
Series A, 5.00%, 7/1/2023	325,000	367,718
Series A, 5.00%, 6/1/2026	100,000	125,953
Series A, 5.00%, 6/1/2029	250,000	312,653
Series A, 5.00%, 7/1/2030	100,000	128,076
Series A, 5.00%, 6/1/2033	350,000	432,201
Series A, 5.00%, 6/1/2034	245,000	301,931
Series A, 5.00%, 6/1/2037	405,000	495,586
Series A, 5.00%, 6/1/2038	850,000	1,038,020
Series A, 5.00%, 7/1/2042	860,000	1,062,625
Los Angeles, CA, Public Works Financing Authority Revenue:
Series D, 4.00%, 12/1/2034	215,000	239,585
Series D, 4.00%, 12/1/2036	665,000	735,344
Series D, 4.00%, 12/1/2040	865,000	949,009
Series D, 5.00%, 12/1/2029	100,000	120,990
Series D, 5.00%, 12/1/2030	330,000	397,699
Los Angeles, CA, Sanitation Districts Financing Authority Revenue Series A, 5.00%, 10/1/2029	100,000	122,472
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.50%, 7/1/2036	160,000	171,109
Series A, 4.00%, 7/1/2021	185,000	190,317
Series A, 4.00%, 7/1/2040	2,035,000	2,250,242
Series A, 5.00%, 7/1/2021	125,000	129,525
Series A, 5.00%, 7/1/2022	965,000	1,046,456
Series A, 5.00%, 7/1/2023	315,000	356,589
Series A, 5.00%, 7/1/2024	3,310,000	3,894,645
Series A, 5.00%, 7/1/2025	4,905,000	5,965,118
Series A, 5.00%, 7/1/2026	265,000	330,993
Series A, 5.00%, 7/1/2027	270,000	344,596
Series A, 5.00%, 7/1/2029	225,000	232,695
Series A, 5.00%, 7/1/2030	385,000	440,620
Series A, 5.00%, 7/1/2031	5,645,000	7,245,915
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2032	$460,000	$475,451
Series A, 5.00%, 7/1/2040	970,000	1,142,563
Series B, 3.00%, 7/1/2031	520,000	565,547
Series B, 5.00%, 7/1/2028	250,000	310,658
Series B-1, 5.00%, 7/1/2027	485,000	618,996
Series B-1, 5.00%, 7/1/2029	250,000	319,715
Series B-1, 5.00%, 7/1/2032	300,000	379,875
Series B-1, 5.00%, 7/1/2033	255,000	321,754
Series B-1, 5.00%, 7/1/2034	270,000	339,730
Series B-1, 5.00%, 7/1/2036	1,000,000	1,249,540
Series B-1, 5.00%, 7/1/2037	500,000	622,885
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2022	730,000	789,327
Series B, 5.00%, 6/1/2033	250,000	299,325
Series B, 5.00%, 6/1/2039	240,000	296,503
Los Rios, CA, Community College District, General Obligation 4.00%, 8/1/2035	250,000	293,305
Marin, CA, Healthcare District, General Obligation Series A, 3.00%, 8/1/2037	325,000	343,031
Metropolitan Water District of Southern California Revenue:
5.00%, 10/1/2040	2,325,000	3,045,796
Series A, 2.25%, 7/1/2024	845,000	907,327
Series A, 2.50%, 7/1/2025	250,000	276,538
Series A, 5.00%, 7/1/2024	5,000,000	5,889,300
Series A, 5.00%, 7/1/2034	140,000	170,712
Series B, 5.00%, 8/1/2023	660,000	746,948
Series B, 5.00%, 8/1/2024	150,000	176,741
Series C, 5.00%, 7/1/2040	805,000	1,067,092
Milpitas, CA, Redevelopment Agency Successor Agency, Tax Allocation 5.00%, 9/1/2022	160,000	173,696
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2029	240,000	202,754
Zero Coupon, 8/1/2032	975,000	727,993
0.01%, 8/1/2027	205,000	187,138
0.01%, 8/1/2030	300,000	243,528

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Mountain, CA, View Los Altos Union High School District, General Obligation Series A, 4.00%, 8/1/2034	$1,245,000	$1,452,728
Newport Mesa, Unified School District, General Obligation:
Zero Coupon, 8/1/2039	100,000	55,893
Zero Coupon, 8/1/2043	5,000,000	2,326,500
North Orange County, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2044	5,000,000	5,832,300
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2023 (c)	100,000	112,716
5.00%, 8/1/2025 (c)	150,000	181,254
Series A, 5.00%, 8/1/2030	175,000	206,339
Series A, 5.00%, 8/1/2031	150,000	176,406
Series A, 5.00%, 8/1/2032	150,000	176,003
Series A, 5.00%, 8/1/2040	100,000	115,462
Oakland, CA, Redevelopment Agency Successor Agency Series TE, 5.00%, 9/1/2035 (c)	750,000	876,892
Orange County, CA, Sanitation District Wastewater Revenue:
Series A, 5.00%, 2/1/2030	120,000	147,362
Series A, 5.00%, 2/1/2037	300,000	349,848
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	130,000	160,975
Orange County, FL, Sales Tax Revenue 5.00%, 2/15/2022	2,000,000	2,134,080
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	423,139
Palomar, CA, Community College District, General Obligation 5.00%, 5/1/2030	125,000	149,893
Peralta, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2028	100,000	117,155
Series A, 5.00%, 8/1/2029	120,000	140,336
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	5,400,000	5,987,628
Security Description	Principal Amount	Value
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 2.00%, 6/1/2029	$175,000	$180,171
Series A, 5.00%, 6/1/2036	4,055,000	5,051,922
Series B, 5.00%, 6/1/2033	500,000	637,550
Series B, 5.00%, 6/1/2034	1,915,000	2,436,167
Riverside Unified School District Series B, 3.00%, 8/1/2037	2,800,000	3,003,280
Riverside, CA, Electric Revenue Series A, 5.00%, 10/1/2048	5,250,000	6,559,980
Riverside, CA, Water Revenue Series A, 5.00%, 10/1/2043	520,000	663,239
Sacramento City, Financing Authority Revenue 5.00%, 12/1/2028	525,000	646,800
Sacramento, CA, Municipal Utility District, Electricity Revenue Series D, 5.00%, 8/15/2023	2,740,000	3,120,942
Sacramento, CA, Municipal Utility District, Financing Authority Revenue Series F, 5.00%, 8/15/2024	170,000	201,527
San Antonio, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	190,000	219,555
San Bernardino, CA, County Series A, 5.00%, 10/1/2023	5,000,000	5,677,150
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2026	620,000	737,000
5.00%, 10/15/2027	1,065,000	1,262,856
5.00%, 10/15/2028	255,000	300,612
5.00%, 10/15/2029	250,000	293,523
5.00%, 10/15/2031	345,000	401,152
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
4.00%, 5/15/2026	200,000	233,220
5.00%, 5/15/2027	175,000	212,434
Series A, 5.00%, 5/15/2027	320,000	401,306
Series A, 5.00%, 5/15/2029	185,000	230,606
Series A, 5.00%, 5/15/2033	560,000	692,451

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 5/15/2034	$3,020,000	$3,730,546
Series A, 5.00%, 5/15/2039	100,000	122,170
Series B, 5.00%, 8/1/2022	330,000	359,565
Series B, 5.00%, 8/1/2029	100,000	125,121
San Diego County, CA, Regional Building Authority Revenue Series A, 5.00%, 10/15/2035	450,000	528,993
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 5.00%, 4/1/2027	270,000	338,234
Series A, 5.00%, 4/1/2030	120,000	148,189
Series A, 5.00%, 4/1/2032	145,000	178,182
Series A, 5.00%, 4/1/2033	125,000	153,303
Series A, 5.00%, 4/1/2034	100,000	114,959
Series A, 5.00%, 4/1/2041	125,000	150,908
San Diego County, CA, Water Authority Financing Corp., Revenue:
Series A-GREEN BOND, 5.00%, 5/1/2031	350,000	432,120
Series B, 5.00%, 5/1/2035	4,000,000	4,860,280
Series B, 5.00%, 5/1/2036	100,000	121,084
Series B, 5.00%, 5/1/2037	100,000	120,782
San Diego County, CA, Water Authority Revenue:
Series A, 5.00%, 10/15/2044	215,000	251,905
Series A-GREEN BOND, 5.00%, 5/1/2033	1,015,000	1,240,695
San Diego Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2025	110,000	133,750
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2028	175,000	209,683
4.00%, 8/1/2029	400,000	476,580
5.00%, 8/1/2027	160,000	202,501
5.00%, 8/1/2029	235,000	295,416
5.00%, 8/1/2031	160,000	199,155
5.00%, 8/1/2041	190,000	231,279
San Diego, CA, Unified School District, General Obligation:
5.00%, 7/1/2021	950,000	984,466
Series F, 5.00%, 7/1/2045	150,000	176,381
Series I, Zero Coupon, 7/1/2036	2,865,000	1,696,825
Series I, Zero Coupon, 7/1/2037	405,000	228,675
Security Description	Principal Amount	Value
Series I, Zero Coupon, 7/1/2039	$310,000	$159,709
Series R-4, 5.00%, 7/1/2024	235,000	276,990
Series R-4, 5.00%, 7/1/2028	250,000	303,900
Series R-5, 5.00%, 7/1/2029	260,000	327,597
Series SENIOR-1, 4.00%, 7/1/2033	100,000	115,954
San Francisco Bay Area Rapid Transit District Sales Tax Revenue 3.00%, 7/1/2044	5,000,000	5,253,750
San Francisco, CA, Bay Area Rapid Transit District, General Obligation Series D, 5.00%, 8/1/2029	160,000	195,474
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 4.00%, 10/1/2043	535,000	621,665
Series A, 5.00%, 10/1/2029	100,000	122,306
Series C, 2.13%, 10/1/2048 (b)	3,000,000	3,108,390
San Francisco, CA, City & County, General Obligation:
4.00%, 4/1/2041	500,000	569,605
Series A, 4.00%, 6/15/2034	1,990,000	2,200,462
Series A, 4.00%, 6/15/2035	1,350,000	1,490,076
Series B, 4.00%, 4/1/2038	530,000	585,703
Series R1, 4.00%, 9/1/2039	535,000	574,092
San Francisco, CA, Public Utilities Commission, Water Revenue:
4.00%, 11/1/2030	105,000	124,450
5.00%, 11/1/2024	235,000	280,489
5.00%, 11/1/2028	170,000	215,426
5.00%, 11/1/2031	500,000	627,140
5.00%, 11/1/2032	100,000	119,514
5.00%, 11/1/2033	680,000	846,036
5.00%, 11/1/2034	335,000	416,124
Series B, 5.00%, 11/1/2041	1,400,000	1,624,518
Series B, 5.00%, 11/1/2042	350,000	405,671
Series B, 5.00%, 11/1/2043	1,070,000	1,238,803
Series D, 5.00%, 11/1/2033	260,000	330,598

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 11/1/2034	$330,000	$418,625
San Francisco, CA, Transportation Authority Revenue 3.00%, 2/1/2034	1,845,000	1,968,357
San Francisco, CA, Unified School District, General Obligation:
Series F&C, 5.00%, 6/15/2021	500,000	517,135
Series F&C, 5.00%, 6/15/2026	665,000	781,136
Series F&C, 5.00%, 6/15/2028	100,000	117,060
San Joaquin, CA 4.00%, 11/15/2030 (c)	125,000	151,095
San Joaquin, CA, Delta Community College District, General Obligation:
Series A, 5.00%, 8/1/2026	140,000	171,492
Series A, 5.00%, 8/1/2027	270,000	329,573
San Joaquin, CA, Transportation Authority Revenue 5.00%, 3/1/2036	180,000	221,333
San Jose, CA, Evergreen Community College District, General Obligation 5.00%, 9/1/2024	130,000	154,595
San Jose, Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2026	3,785,000	4,708,805
San Marcos, CA, Unified School District, General Obligation:
4.00%, 8/1/2037	200,000	231,600
5.00%, 8/1/2035	350,000	433,916
5.00%, 8/1/2036	350,000	432,428
San Mateo County, CA, High School District Authority Revenue 2.25%, 9/1/2042	630,000	622,213
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2027	230,000	279,156
Series A, 5.00%, 6/1/2029	130,000	156,579
Series A, 5.00%, 6/1/2030	160,000	192,302
San Mateo Foster, CA, Public Financing Authority:
4.00%, 8/1/2039	1,250,000	1,502,162
4.00%, 8/1/2044	8,000,000	9,481,440
Security Description	Principal Amount	Value
Santa Clara County, CA, Financing Authority Revenue:
Series A, 3.25%, 4/1/2036	$4,520,000	$5,002,374
Series A, 3.50%, 4/1/2041	600,000	658,176
Series Q, 2.50%, 5/15/2029	140,000	148,155
Series Q, 4.00%, 5/15/2031	1,815,000	2,063,002
Series Q, 4.00%, 5/15/2033	300,000	338,550
Santa Clara County, CA, General Obligation:
Series C, 3.00%, 8/1/2035	260,000	283,501
Series C, 3.25%, 8/1/2039	150,000	164,051
Series C, 5.00%, 8/1/2030	125,000	160,354
Santa Clara, CA, Unified School District, General Obligation 3.00%, 7/1/2036	250,000	269,988
Santa Monica Community College District, General Obligation:
Series A, 4.00%, 8/1/2039	2,350,000	2,749,006
Series A, 5.00%, 8/1/2043	1,750,000	2,178,050
Series D, 5.00%, 8/1/2043	1,025,000	1,165,363
Sequoia, CA, Union High School District, General Obligation:
3.00%, 7/1/2043	260,000	274,999
5.00%, 7/1/2027	150,000	189,389
Sonoma County Junior College District 3.00%, 8/1/2039	5,000,000	5,425,250
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	260,000	307,232
Southern, CA, Public Power Authority Revenue:
5.00%, 7/1/2021	600,000	621,816
Series A, 5.00%, 7/1/2027	130,000	134,716
Series C, 5.00%, 7/1/2027	110,000	131,118
State Center Community College District:
3.00%, 8/1/2037 (d)	2,000,000	2,203,400
3.00%, 8/1/2038 (d)	1,865,000	2,038,314
Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (c)	125,000	132,375
University of California, Revenue:
5.00%, 11/1/2044	1,500,000	1,905,135

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 3.00%, 11/1/2033	$250,000	$267,428
Series A, 3.13%, 11/1/2036	225,000	238,928
Series A, 3.20%, 11/1/2037	270,000	287,113
Series A, 4.00%, 11/1/2035	300,000	341,514
Series A, 4.00%, 11/1/2037	555,000	627,927
Series A, 4.00%, 11/1/2038	1,580,000	1,781,971
Series A, 5.00%, 11/1/2021	680,000	716,278
Series A, 5.00%, 11/1/2025	1,390,000	1,719,250
Series A, 5.00%, 11/1/2028	120,000	149,270
Series A, 5.00%, 11/1/2031	205,000	258,655
Series A, 5.00%, 11/1/2032	120,000	146,189
Series A, 5.00%, 11/1/2033	350,000	411,659
Series A, 5.00%, 11/1/2035	1,450,000	1,845,808
Series A, 5.00%, 11/1/2036	265,000	324,572
Series A, 5.00%, 11/1/2037	5,400,000	6,985,890
Series A, 5.00%, 11/1/2038	165,000	198,807
Series A, 5.00%, 11/1/2041	1,940,000	2,364,297
Series A, 5.00%, 11/1/2043	220,000	263,985
Series AM, 5.00%, 5/15/2027	200,000	234,028
Series AO, 5.00%, 5/15/2026	110,000	133,982
Series AO, 5.00%, 5/15/2032	100,000	119,460
Series AO, 5.00%, 5/15/2040	110,000	130,086
Series AR, 4.00%, 5/15/2037	570,000	654,018
Series AR, 5.00%, 5/15/2030	580,000	721,891
Series AR, 5.00%, 5/15/2032	120,000	148,159
Series AR, 5.00%, 5/15/2034	500,000	613,310
Series AR, 5.00%, 5/15/2041	495,000	596,015
Series AT, 1.40%, 5/15/2046 (b)	115,000	115,177
Security Description	Principal Amount	Value
Series AV, 5.00%, 5/15/2042	$2,065,000	$2,517,090
Series AY, 4.00%, 5/15/2035	100,000	116,895
Series AZ, 5.00%, 5/15/2043	5,200,000	6,471,452
Series B-2, 4.00%, 11/1/2049 (b)	100,000	101,997
Series B-3, 4.00%, 11/1/2051 (b)	350,000	380,842
Series BE, 5.00%, 5/15/2038	5,000,000	6,558,350
Series I, 4.00%, 5/15/2045	200,000	221,660
Series I, 5.00%, 5/15/2027	145,000	175,794
Series I, 5.00%, 5/15/2030	180,000	216,119
Series I, 5.00%, 5/15/2031	335,000	400,868
Series I, 5.00%, 5/15/2032	145,000	172,853
Series K, 4.00%, 5/15/2036	265,000	304,061
Series K, 4.00%, 5/15/2046	315,000	353,931
Series K, 5.00%, 5/15/2031	460,000	569,084
Series K, 5.00%, 5/15/2033	800,000	981,296
Series M, 5.00%, 5/15/2028	100,000	128,477
Series M, 5.00%, 5/15/2030	200,000	253,502
Series M, 5.00%, 5/15/2032	295,000	369,818
Series M, 5.00%, 5/15/2036	250,000	308,780
Series M, 5.00%, 5/15/2042	8,780,000	10,671,300
Series O, 4.00%, 5/15/2048	250,000	286,058
Series O, 5.00%, 5/15/2039	2,200,000	2,759,900
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	523,863
Washington CA, Township Health Care District, General Obligation Series B, 3.75%, 8/1/2040	275,000	291,627
West Basin, CA, Municipal Water District Revenue Series A, 5.00%, 8/1/2029	165,000	203,404

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	$200,000	$237,162
Series A, 5.00%, 8/1/2031	295,000	348,604
Series A, 5.00%, 8/1/2035	265,000	311,333
West Valley-Mission Community College District, CA, General Obligation:
4.00%, 8/1/2022	575,000	615,894
Series C, 4.00%, 8/1/2032	5,000,000	5,854,600
Series C, 4.00%, 8/1/2034	3,065,000	3,553,806
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	195,000	236,046
		625,023,734
COLORADO — 2.0%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
Series A, 5.00%, 12/1/2030	1,145,000	1,433,093
Series A, 5.00%, 12/1/2031	485,000	604,058
Adams & Weld Counties, CO, School District No. 27J, General Obligation 5.00%, 12/1/2033	270,000	328,325
Adams County School District No 1, General Obligation Series B, 5.00%, 12/1/2036	350,000	430,084
Adams, CO, 12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2029	190,000	238,832
Arapahoe County, CO, School District No. 6, General Obligation:
Series A, 5.00%, 12/1/2025	925,000	1,143,874
Series A, 5.00%, 12/1/2026	3,700,000	4,697,224
Series A, 5.50%, 12/1/2027	2,780,000	3,721,086
Series A, 5.50%, 12/1/2028	2,525,000	3,461,371
Aurora, CO, Water Revenue 5.00%, 8/1/2036	125,000	152,079
Security Description	Principal Amount	Value
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation:
Series A, 5.00%, 12/15/2028	$140,000	$171,546
Series C, 5.00%, 12/15/2028	1,800,000	2,277,576
Boulder Valley, School District No Re-2 Boulder, General Obligation:
Series A, 5.00%, 12/1/2038	1,195,000	1,469,491
Series A, 5.00%, 12/1/2042	245,000	298,498
Series B, 4.00%, 12/1/2027	130,000	157,836
Colorado Springs, CO, Utilities System Revenue:
Series A, 5.00%, 11/15/2027	1,250,000	1,634,825
Series A-1, 5.00%, 11/15/2023	530,000	609,187
Colorado, State:
Series A, 4.00%, 12/15/2037	4,800,000	5,626,128
Series A, 5.00%, 12/15/2030	5,000,000	6,545,700
Colorado, State Board of Governors University Enterprise System Revenue Series A, 4.00%, 3/1/2044	500,000	562,030
Colorado, State Building Excellent Schools Today:
Series A, 5.00%, 12/15/2021	1,235,000	1,306,642
Series L, 5.00%, 3/15/2025	150,000	179,262
Series L, 5.00%, 3/15/2027	600,000	759,162
Series M, 5.00%, 3/15/2029	1,000,000	1,286,180
Series M, 5.00%, 3/15/2031	500,000	632,010
Danver, CO, City & County, Revenue:
Series A, 5.00%, 8/1/2024	360,000	418,921
Series A-2, 0.01%, 8/1/2034	1,800,000	1,207,386
Series A-2, 0.01%, 8/1/2035	3,160,000	2,024,833
Series A-2, 0.01%, 8/1/2038	3,000,000	1,669,860
Series A-2, 0.01%, 8/1/2039	3,000,000	1,594,410

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2029	$255,000	$320,910
Series A, 5.50%, 12/1/2024	260,000	315,458
Series A, 5.50%, 12/1/2028	100,000	132,833
Douglas & Elbert County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2022	5,000,000	5,531,150
El Paso, CO, County School District No. 20 Academy, General Obligation 5.00%, 12/15/2029	115,000	144,556
Mesa County, CO, Valley School District No. 51 Grand Junction, General Obligation:
5.00%, 12/1/2029	200,000	257,280
5.00%, 12/1/2030	160,000	204,741
5.25%, 12/1/2032	100,000	130,724
5.25%, 12/1/2033	250,000	325,510
5.50%, 12/1/2035	160,000	207,254
5.50%, 12/1/2037	500,000	643,690
Platte River Power Authority Revenue Series JJ, 4.00%, 6/1/2026	355,000	425,269
Regional, CO, Transportation District 4.00%, 6/1/2040	900,000	988,632
Regional, CO, Transportation District, Revenue:
Series B, 4.00%, 11/1/2036	1,210,000	1,395,868
Series B, 5.00%, 11/1/2033	500,000	619,570
University of Colorado, Revenue:
Series A, 5.00%, 6/1/2027	140,000	169,775
Series A-2, 3.00%, 6/1/2033	75,000	78,614
Series A-2, 3.25%, 6/1/2037	340,000	355,609
Series A-2, 4.00%, 6/1/2038	505,000	584,628
Series A-2, 4.00%, 6/1/2043	310,000	354,271
Series A-2, 5.00%, 6/1/2023	275,000	309,755
Series B-1, 2.25%, 6/1/2027	2,000,000	2,167,340
Series B-1, 2.50%, 6/1/2028	175,000	190,423
Series B-1, 2.75%, 6/1/2029	320,000	350,691
Security Description	Principal Amount	Value
Series B-1, 4.00%, 6/1/2036	$105,000	$119,471
Series B-1, 4.00%, 6/1/2038	415,000	471,880
Weld County, CO, School District No. RE-4, General Obligation 5.25%, 12/1/2041	100,000	124,482
Weld County, CO, School District No.6, Greeley, General Obligation 5.00%, 12/1/2036	1,025,000	1,347,209
		64,909,102
CONNECTICUT — 0.6%
Connecticut, State Clean Water Fund, Revenue:
Series A, 5.00%, 2/1/2029	2,500,000	3,355,575
Series A, 5.00%, 3/1/2029	50,000	60,016
Series A, 5.00%, 2/1/2039	3,000,000	3,831,030
Series B, 5.00%, 6/1/2026	2,080,000	2,614,497
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-2, 5.00%, 7/1/2042 (b)	800,000	867,384
Series A-3-REMK 0, 1.80%, 7/1/2049 (b)	355,000	357,027
Series A-4-, 2.00%, 7/1/2049 (b)	6,000,000	6,147,180
Series U-1-, 2.00%, 7/1/2033 (b)	800,000	819,624
Hartford County, CT, General Obligation Series C, 4.00%, 11/1/2034 (c)	430,000	485,208
South Central Connecticut Regional Water Authority Revenue:
Series B, 4.00%, 8/1/2026	600,000	705,120
Series B, 4.00%, 8/1/2036	295,000	329,456
Series B, 5.00%, 8/1/2029	500,000	620,425
		20,192,542
DELAWARE — 0.4%
Delaware, State General Obligation:
3.00%, 3/1/2031	1,035,000	1,138,117
3.00%, 3/1/2032	50,000	54,451
3.13%, 3/1/2033	345,000	374,929
3.25%, 3/1/2035	385,000	418,834
3.25%, 3/1/2037	135,000	145,922
5.00%, 3/1/2021	145,000	147,920
5.00%, 2/1/2026	2,000,000	2,496,500
5.00%, 1/1/2029	2,000,000	2,686,820
5.00%, 2/1/2037	725,000	910,230
Series A, 5.00%, 2/1/2023	550,000	612,177
Series A, 5.00%, 1/1/2025	75,000	90,171

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/2029	$495,000	$646,267
Series A, 5.00%, 2/1/2032	300,000	384,876
Series A, 5.00%, 2/1/2036	1,000,000	1,259,750
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2027	320,000	401,338
New Castle County, DE, General Obligation 5.00%, 10/1/2027	595,000	729,369
		12,497,671
DISTRICT OF COLUMBIA — 2.0%
District of Columbia, General Obligation:
Series A, 4.00%, 6/1/2035	225,000	257,299
Series A, 4.00%, 6/1/2037	285,000	330,700
Series A, 4.00%, 6/1/2041	325,000	366,437
Series A, 5.00%, 6/1/2022	390,000	421,489
Series A, 5.00%, 10/15/2022	1,960,000	2,153,609
Series A, 5.00%, 6/1/2030	1,085,000	1,376,843
Series A, 5.00%, 6/1/2032	330,000	414,863
Series A, 5.00%, 6/1/2033	300,000	376,302
Series A, 5.00%, 6/1/2034	225,000	281,776
Series A, 5.00%, 6/1/2035	1,000,000	1,250,070
Series A, 5.00%, 6/1/2037	2,435,000	3,021,803
Series A, 5.00%, 6/1/2038	500,000	591,830
Series A, 5.00%, 6/1/2041	285,000	346,463
Series A, 5.00%, 6/1/2043	5,380,000	6,715,370
Series D, 4.00%, 6/1/2034	400,000	468,532
Series D, 5.00%, 6/1/2021	310,000	320,016
Series D, 5.00%, 6/1/2022	320,000	345,837
Series D, 5.00%, 6/1/2023	100,000	112,838
Series D, 5.00%, 6/1/2032	505,000	634,866
Series D, 5.00%, 6/1/2035	1,000,000	1,250,070
Series D, 5.00%, 6/1/2036	3,555,000	4,434,111
Series D, 5.00%, 6/1/2038	1,000,000	1,244,180
Series D, 5.00%, 6/1/2041	500,000	617,000
Series D, 5.00%, 6/1/2042	4,680,000	5,814,526
Series E, 5.00%, 6/1/2024	900,000	1,057,068
Series E, 5.00%, 6/1/2025	170,000	207,125
Series E, 5.00%, 6/1/2032	145,000	181,286
District of Columbia, Revenue:
2.63%, 3/1/2045	635,000	646,131
4.00%, 3/1/2037	5,000,000	6,000,500
5.00%, 3/1/2028	2,135,000	2,806,564
5.00%, 3/1/2036	1,275,000	1,661,911
Series C, 5.00%, 10/1/2032	2,000,000	2,651,800
District of Columbia, Water & Sewer Authority Revenue:
5.00%, 10/1/2049	2,860,000	3,517,314
Security Description	Principal Amount	Value
Series A, 3.25%, 10/1/2037	$180,000	$190,883
Series A, 5.00%, 10/1/2032	300,000	366,477
Series A, 5.00%, 10/1/2035	675,000	821,333
Series A, 5.00%, 10/1/2036	470,000	571,332
Series A, 5.00%, 10/1/2039	485,000	586,962
Series B, 5.00%, 10/1/2034	290,000	348,641
Series B, 5.00%, 10/1/2043	550,000	685,558
Series B, 5.25%, 10/1/2044	120,000	144,880
Series C, 5.00%, 10/1/2025	110,000	130,214
Series C, 5.00%, 10/1/2030	250,000	293,980
Series C, 5.00%, 10/1/2031	455,000	534,448
Washington Metropolitan Area Transit Authority, Revenue:
5.00%, 7/1/2028	535,000	679,033
Series A-1, 5.00%, 7/1/2024	170,000	198,915
Series A-1, 5.00%, 7/1/2026	250,000	311,297
Series A-1, 5.00%, 7/1/2027	565,000	722,381
Series B, 5.00%, 7/1/2024	280,000	327,625
Series B, 5.00%, 7/1/2029	150,000	189,262
Series B, 5.00%, 7/1/2030	350,000	439,351
Series B, 5.00%, 7/1/2033	1,250,000	1,543,700
Series B, 5.00%, 7/1/2035	2,900,000	3,552,529
Series B, 5.00%, 7/1/2037	500,000	607,270
		65,122,600
FLORIDA — 3.4%
Broward County, FL, School District, General Obligation 5.00%, 7/1/2042	970,000	1,204,885
Broward County, FL, Water & Sewer Utility Revenue 4.00%, 10/1/2042	3,000,000	3,539,100
City of Tampa FL Water & Wastewater System Revenue 4.00%, 10/1/2044	1,900,000	2,305,023
East Central Regional Wastewater Treatment Facilities Operation Board Revenue 5.00%, 10/1/2039	220,000	261,829

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Florida, Department of Transportation Revenue 5.00%, 7/1/2032	$525,000	$675,344
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 7/1/2023	340,000	384,690
Series B, 5.00%, 6/1/2023	195,000	219,923
Series B, 5.00%, 6/1/2024	475,000	557,517
Series E, 5.00%, 6/1/2022	100,000	108,022
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2023	335,000	378,540
Series A, 5.00%, 7/1/2024	740,000	869,493
Series A, 5.00%, 7/1/2025	430,000	523,615
Series A, 5.00%, 7/1/2026	245,000	307,590
Series A, 5.00%, 7/1/2027	515,000	664,721
Series A, 5.00%, 7/1/2028	220,000	290,800
Series B, 5.00%, 7/1/2023	485,000	548,035
Series B, 5.00%, 7/1/2025	320,000	389,667
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2021	205,000	212,421
5.00%, 7/1/2026	130,000	152,270
Series A, 5.00%, 7/1/2023	270,000	305,329
Series A, 5.00%, 7/1/2025	105,000	127,694
Series A, 5.00%, 7/1/2026	350,000	424,539
Series A, 5.00%, 7/1/2027	545,000	700,527
Series A, 5.00%, 7/1/2028	275,000	361,806
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2023	195,000	221,097
Series A, 5.00%, 8/1/2025	170,000	207,509
Series A, 5.00%, 11/1/2027	1,000,000	1,282,670
Florida, State Department of Management Services Revenue:
Series A, 5.00%, 8/1/2021	380,000	395,356
Series A, 5.00%, 9/1/2025	160,000	194,718
Florida, State General Obligation:
Series A, 4.00%, 6/1/2037	225,000	266,198
Series A, 4.00%, 6/1/2038	475,000	560,324
Series A, 5.00%, 7/1/2021	575,000	595,729
Series A, 5.00%, 6/1/2023	130,000	146,615
Series A, 5.00%, 6/1/2024	170,000	199,532
Series A, 5.00%, 7/1/2024	425,000	500,242
Series A, 5.00%, 6/1/2027	500,000	606,340
Series A, 5.00%, 7/1/2027	125,000	157,499
Series A, 5.00%, 6/1/2031	1,115,000	1,461,330
Series B, 5.00%, 6/1/2022	517,000	558,474
Series B, 5.00%, 6/1/2027	100,000	116,772
Series B, 5.00%, 6/1/2028	2,170,000	2,840,630
Security Description	Principal Amount	Value
Series B, 5.00%, 6/1/2029	$5,000,000	$6,762,500
Series B, 5.00%, 6/1/2030	135,000	172,519
Series C, 2.63%, 6/1/2037	300,000	317,331
Series C, 4.00%, 6/1/2025	10,000	10,636
Series C, 4.00%, 6/1/2031	2,855,000	3,399,360
Series C, 5.00%, 6/1/2025	60,000	70,423
Series C, 5.00%, 6/1/2026	175,000	204,701
Series C, 5.00%, 6/1/2031	2,000,000	2,683,640
Series E, 2.38%, 6/1/2031	295,000	315,741
Series E, 5.00%, 6/1/2024	225,000	264,087
Series F, 5.00%, 6/1/2024	110,000	129,109
Series F, 5.00%, 6/1/2027	135,000	169,262
Series F, 5.00%, 6/1/2029	125,000	156,009
Florida's Turnpike Enterprise Revenue:
Series B, 3.00%, 7/1/2043	725,000	786,900
Series B, 5.00%, 7/1/2024	225,000	264,742
Series C, 5.00%, 7/1/2030	300,000	372,600
Fort Lauderdale, FL, Water & Sewer Revenue 4.00%, 9/1/2043	325,000	369,281
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2023	110,000	125,606
Series A, 5.00%, 10/1/2024	125,000	148,299
Series A, 5.00%, 10/1/2027	2,820,000	3,666,028
Series A, 5.00%, 10/1/2031	790,000	1,000,764
Series A, 5.00%, 10/1/2032	270,000	340,051
Series A, 5.00%, 10/1/2034	250,000	312,837
Series A, 5.00%, 10/1/2035	500,000	623,445
Series A, 5.00%, 10/1/2036	500,000	621,270
Series A, 5.00%, 10/1/2037	500,000	619,565
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	290,000	339,024
Jacksonville, FL, Special Revenue:
5.00%, 10/1/2031	270,000	314,002
Series A, 5.00%, 10/1/2026	2,500,000	3,145,350
Series A, 5.00%, 10/1/2030	270,000	328,328
Series A, 5.00%, 10/1/2033	1,035,000	1,346,638
Series B, 5.00%, 10/1/2024	580,000	684,301

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 10/1/2025	$245,000	$298,971
Series B, 5.00%, 10/1/2027	1,330,000	1,711,138
Jacksonville, FL, Transit Revenue:
3.00%, 10/1/2031	265,000	284,766
3.25%, 10/1/2032	795,000	854,879
5.00%, 10/1/2024	430,000	502,666
5.00%, 10/1/2025	635,000	775,583
5.00%, 10/1/2027	395,000	474,656
5.00%, 10/1/2029	685,000	818,322
Jacksonville, FL, Transportation Authority Revenue 5.00%, 8/1/2035	385,000	458,735
JEA, FL, Electric System Revenue:
Series A, 5.00%, 10/1/2033	65,000	74,214
Series B, 5.00%, 10/1/2029	215,000	270,440
Series B, 5.00%, 10/1/2030	125,000	156,126
Series III B, 3.38%, 10/1/2034	150,000	154,707
Series III B, 5.00%, 10/1/2026	265,000	327,423
JEA, FL, Water & Sewer System Revenue:
Series A, 3.25%, 10/1/2035	100,000	103,256
Series A, 3.25%, 10/1/2036	250,000	257,853
Series A, 3.38%, 10/1/2037	535,000	552,628
Series A, 3.38%, 10/1/2041	615,000	632,097
Series A, 4.00%, 10/1/2039	425,000	490,331
Series A, 5.00%, 10/1/2026	360,000	417,107
Series A, 5.00%, 10/1/2028	185,000	238,299
Series A, 5.00%, 10/1/2029	295,000	377,913
Lakeland, FL, Department of Electric Utilities Revenue:
2.88%, 10/1/2029	610,000	675,044
5.00%, 10/1/2025	125,000	153,438
Miami Beach, FL, Stormwater Revenue 5.00%, 9/1/2041	770,000	912,796
Miami Beach, FL, Water & Sewer Revenue 4.00%, 9/1/2042	475,000	542,236
Security Description	Principal Amount	Value
Miami-Dade County, FL, General Obligation:
4.00%, 7/1/2044	$655,000	$775,789
5.00%, 7/1/2029	130,000	158,028
5.00%, 7/1/2034	500,000	616,240
5.00%, 7/1/2043	2,000,000	2,531,660
Series A, 5.00%, 7/1/2023	200,000	226,170
Series A, 5.00%, 7/1/2024	580,000	681,732
Series A, 5.00%, 7/1/2025	605,000	735,759
Series A, 5.00%, 7/1/2028	950,000	1,191,471
Series A, 5.00%, 7/1/2029	210,000	262,565
Series A, 5.00%, 7/1/2035	525,000	646,385
Series B, 4.00%, 7/1/2035	100,000	110,955
Series B, 5.00%, 7/1/2029	405,000	474,875
Series D, 5.00%, 7/1/2034	515,000	634,727
Series D, 5.00%, 7/1/2045	100,000	121,556
Miami-Dade County, FL, Revenue:
Series B, 3.13%, 4/1/2037	230,000	248,416
Series B, 5.00%, 4/1/2021	135,000	138,247
Series B, 5.00%, 4/1/2022	320,000	343,002
Series B, 5.00%, 4/1/2025	890,000	1,065,633
Series B, 5.00%, 4/1/2027	305,000	375,534
Series B, 5.00%, 4/1/2028	565,000	693,950
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	270,000	296,779
5.00%, 3/15/2030	250,000	311,933
5.00%, 3/15/2036	505,000	609,606
5.00%, 3/15/2041	115,000	136,606
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	162,075
3.00%, 7/1/2038	585,000	614,303
3.13%, 7/1/2029	130,000	140,612
4.00%, 7/1/2036	125,000	136,558
4.00%, 7/1/2038	2,155,000	2,417,414
5.00%, 7/1/2025	420,000	505,499
Miami-Dade County, FL, Water & Sewer System Revenue:
4.00%, 10/1/2049	5,000,000	5,797,600
Series B, 3.13%, 10/1/2039	500,000	542,565
Orange County, FL, School Board:
Series C, 3.38%, 8/1/2034	420,000	464,478
Series C, 5.00%, 8/1/2028	500,000	603,650
Series C, 5.00%, 8/1/2029	500,000	599,430
Series C, 5.00%, 8/1/2033	450,000	553,473
Series C, 5.00%, 8/1/2034	175,000	214,793
Series D, 5.00%, 8/1/2029	310,000	372,787
Series D, 5.00%, 8/1/2031	450,000	540,432
Series D, 5.00%, 8/1/2032	110,000	131,875

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2021	$125,000	$130,089
5.00%, 10/1/2028	100,000	115,882
5.00%, 10/1/2030	280,000	357,535
Orlando County, FL, Capital Improvement Special Revenue 5.00%, 10/1/2043	500,000	624,565
Orlando County, FL, Utilities Commission Revenue Series A, 5.00%, 10/1/2032	65,000	77,444
Palm Beach County, FL, School Board:
Series A, 5.00%, 8/1/2026	150,000	188,465
Series A, 5.00%, 8/1/2027	230,000	296,631
Series B, 5.00%, 8/1/2022	370,000	402,290
Series B, 5.00%, 8/1/2023	115,000	130,077
Series B, 5.00%, 8/1/2028	500,000	659,435
Series C, 5.00%, 8/1/2029	250,000	326,920
Series D, 5.00%, 8/1/2025	350,000	426,846
Series D, 5.00%, 8/1/2028	100,000	120,942
Palm Beach, FL, Revenue:
5.00%, 5/1/2036	395,000	480,672
5.00%, 5/1/2038	450,000	544,878
Polk County School District General Obligation 5.00%, 10/1/2029	545,000	726,959
Port State Lucie, FL, Special Assessment:
3.00%, 7/1/2037	410,000	437,921
3.00%, 7/1/2041	510,000	540,467
3.25%, 7/1/2045	125,000	132,785
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 4.00%, 6/1/2031	500,000	586,200
Series A, 4.00%, 6/1/2035	375,000	430,440
Series A, 5.00%, 6/1/2033	500,000	619,540
Series A, 5.00%, 6/1/2036	500,000	613,565
Series A, 5.00%, 6/1/2037	450,000	549,666
Seminole, FL, Water & Sewer Revenue Series A, 5.00%, 10/1/2027	535,000	655,225
South Florida Water Management District:
3.00%, 10/1/2031	315,000	341,970
5.00%, 10/1/2022	660,000	722,139
5.00%, 10/1/2027	165,000	201,663
5.00%, 10/1/2031	175,000	210,338
5.00%, 10/1/2032	300,000	359,343
5.00%, 10/1/2035	105,000	124,726
5.00%, 10/1/2036	370,000	438,221
Security Description	Principal Amount	Value
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/2029	$225,000	$264,287
5.00%, 10/1/2032	195,000	235,812
5.00%, 10/1/2036	100,000	120,058
Tallahassee, FL, Utility System Revenue:
5.00%, 10/1/2033	225,000	263,898
5.00%, 10/1/2036	600,000	700,878
Tampa, FL, Bay Water Revenue Series A, 5.00%, 10/1/2036	125,000	154,363
Tohopekaliga, FL, Water Authority Utility System Revenue:
3.00%, 10/1/2030	500,000	550,725
4.00%, 10/1/2034	110,000	124,040
5.00%, 10/1/2023	125,000	143,018
		110,720,468
GEORGIA — 1.9%
Athens-Clarke County GA Unified Gov't Water & Sewerage Revenue 5.00%, 1/1/2025	130,000	155,687
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	210,000	254,348
5.00%, 7/1/2036	660,000	835,659
Series A, 5.00%, 11/1/2034	425,000	536,822
Series A, 5.00%, 11/1/2037	5,000,000	6,253,650
Series B, 3.50%, 11/1/2043	225,000	249,318
Series B, 5.00%, 11/1/2028	560,000	722,870
Series B, 5.00%, 11/1/2033	3,000,000	3,798,180
Series C, 4.00%, 11/1/2038	3,140,000	3,670,817
Series F-SUB, 5.00%, 7/1/2023	5,000,000	5,623,350
Georgia, State General Obligation:
5.00%, 2/1/2025	6,470,000	7,796,221
5.00%, 2/1/2030	800,000	975,824
Series A, 4.00%, 2/1/2031	100,000	116,011
Series A, 5.00%, 2/1/2025	485,000	584,415
Series A, 5.00%, 7/1/2026	3,295,000	4,158,092
Series A, 5.00%, 2/1/2027	1,640,000	2,032,157
Series A, 5.00%, 7/1/2031	165,000	215,256
Series A-1, 5.00%, 2/1/2026	215,000	267,987

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A-2, 5.00%, 2/1/2025	$250,000	$289,550
Series A-2, 5.00%, 2/1/2031	505,000	635,118
Series A-2, 5.00%, 2/1/2033	1,850,000	2,304,619
Series C, 5.00%, 7/1/2025	4,000,000	4,898,320
Series C, 5.00%, 7/1/2030	510,000	651,647
Series C-1, 4.00%, 1/1/2025	300,000	347,733
Series C-1, 4.00%, 7/1/2025	1,805,000	2,122,427
Series E, 5.00%, 12/1/2025	360,000	447,059
Series F, 5.00%, 1/1/2024	545,000	630,189
Series F, 5.00%, 1/1/2027	1,005,000	1,286,671
Series F, 5.00%, 1/1/2028	4,000,000	5,087,120
Georgia, State Private Colleges & Universities Authority Revenue:
Series B, 3.00%, 10/1/2043	155,000	158,880
Series B, 4.00%, 10/1/2038	315,000	356,659
Series B, 5.00%, 10/1/2038	2,600,000	3,126,136
Metropolitan Atlanta Rapid Transit Authority Revenue Series A, 3.75%, 7/1/2021	535,000	549,338
		61,138,130
HAWAII — 1.4%
Hawaii, State General Obligation:
5.00%, 1/1/2022	545,000	577,853
5.00%, 1/1/2024	3,560,000	4,108,916
5.00%, 10/1/2030	660,000	838,517
5.00%, 1/1/2037	1,500,000	1,910,280
Series EO, 5.00%, 8/1/2026	185,000	217,199
Series ET, 4.00%, 10/1/2021	300,000	311,475
Series EY, 5.00%, 10/1/2026	640,000	783,110
Series EY, 5.00%, 10/1/2027	675,000	822,575
Series FB, 4.00%, 4/1/2029	495,000	576,873
Series FE, 5.00%, 10/1/2024	260,000	308,805
Series FE, 5.00%, 10/1/2026	450,000	567,067
Series FG, 4.00%, 10/1/2032	300,000	347,286
Series FG, 5.00%, 10/1/2029	395,000	493,268
Security Description	Principal Amount	Value
Series FH, 4.00%, 10/1/2031	$285,000	$331,629
Series FH, 5.00%, 10/1/2022	5,360,000	5,879,384
Series FH, 5.00%, 10/1/2023	2,050,000	2,342,822
Series FH, 5.00%, 10/1/2027	370,000	465,512
Series FK, 4.00%, 5/1/2023	110,000	120,736
Series FK, 5.00%, 5/1/2034	480,000	593,237
Series FN, 5.00%, 10/1/2022	300,000	329,070
Series FN, 5.00%, 10/1/2025	335,000	411,213
Series FT, 4.00%, 1/1/2037	100,000	116,758
Series FT, 5.00%, 1/1/2027	115,000	145,933
Series FT, 5.00%, 1/1/2029	1,500,000	1,932,195
Series FT, 5.00%, 1/1/2031	1,145,000	1,458,970
Series FT, 5.00%, 1/1/2036	250,000	311,973
Series FW, 5.00%, 1/1/2023	1,500,000	1,661,445
Hawaii, State Highway Revenue:
Series B, 5.00%, 1/1/2025	200,000	238,304
Series B, 5.00%, 1/1/2027	215,000	267,853
Series B, 5.00%, 1/1/2029	265,000	327,781
Honolulu, HI, City & County Board of Water Supply Revenue Series A, 5.00%, 7/1/2029	65,000	75,554
Honolulu, HI, City & County Wastewater System Revenue:
Series A, 4.00%, 7/1/2042	305,000	354,300
Series A, 5.00%, 7/1/2035	500,000	629,405
Series A, 5.00%, 7/1/2036	255,000	309,175
Series A, 5.00%, 7/1/2037	2,115,000	2,646,373
Series A, 5.00%, 7/1/2040	525,000	615,211
Series B, 4.00%, 7/1/2032	560,000	646,520
Series B, 4.00%, 7/1/2033	1,810,000	2,081,355
Series B, 5.00%, 7/1/2021	60,000	62,182
Series B, 5.00%, 7/1/2022	100,000	108,478
Series B, 5.00%, 7/1/2024	170,000	199,888
Honolulu, HI, City & County, General Obligation:
5.00%, 7/1/2038	3,000,000	3,944,820
Series A, 5.00%, 10/1/2021	335,000	351,254
Series A, 5.00%, 10/1/2025	260,000	320,018

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2028	$150,000	$182,135
Series A, 5.00%, 10/1/2029	635,000	769,988
Series A, 5.00%, 10/1/2032	185,000	222,007
Series A, 5.00%, 9/1/2034	1,750,000	2,240,612
Series A, 5.00%, 10/1/2039	120,000	142,133
Series B, 5.00%, 10/1/2029	530,000	642,667
Series B, 5.00%, 10/1/2030	210,000	253,838
Series C, 3.00%, 8/1/2040	1,000,000	1,080,920
Series D, 5.00%, 9/1/2023	320,000	364,765
University of Hawaii, Revenue Series E, 5.00%, 10/1/2030	525,000	642,164
		47,683,801
IDAHO — 0.0% (a)
Ada & Boise Counties, Independent School District Boise, General Obligation:
5.00%, 8/1/2029	80,000	99,923
5.00%, 8/1/2030	250,000	311,623
		411,546
ILLINOIS — 1.6%
Champaign County, IL, Community Unit School District No. 4, General Obligation 5.00%, 1/1/2021	100,000	101,160
Chicago, IL, Waterworks Revenue, General Obligation 5.25%, 11/1/2031 (c)	250,000	305,693
Cook County, IL, Revenue 4.00%, 11/15/2039	690,000	753,411
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation Series B, 5.00%, 12/1/2028	535,000	704,873
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	275,000	298,240
4.00%, 1/1/2025	350,000	404,240
4.00%, 7/1/2025	385,000	450,916
4.00%, 12/1/2035	620,000	745,934
5.00%, 1/1/2022	170,000	180,204
5.00%, 1/1/2023	1,020,000	1,128,803
5.00%, 7/1/2023	165,000	186,445
5.00%, 1/1/2024	455,000	524,519
Security Description	Principal Amount	Value
5.00%, 7/1/2024	$1,720,000	$2,020,983
5.00%, 7/1/2025	150,000	182,736
5.00%, 7/1/2026	390,000	489,883
5.00%, 1/1/2027	1,660,000	2,104,285
5.00%, 7/1/2027	565,000	718,104
5.00%, 1/1/2028	250,000	317,595
5.00%, 7/1/2028	125,000	154,455
5.00%, 7/1/2029	165,000	203,785
5.00%, 1/1/2030	350,000	431,042
5.00%, 7/1/2031	2,000,000	2,686,680
5.00%, 7/1/2036	125,000	154,346
Series A, 5.00%, 10/1/2026	355,000	415,989
Illinois, State Sales Tax Revenue:
Series C, 4.00%, 6/15/2021	130,000	132,215
Series C, 5.00%, 6/15/2022	205,000	216,462
Illinois, State Toll Highway Authority Revenue:
5.00%, 1/1/2044	8,100,000	10,019,538
Series A, 4.00%, 12/1/2031	2,210,000	2,496,902
Series A, 5.00%, 12/1/2032	60,000	71,356
Series A, 5.00%, 1/1/2035	480,000	589,642
Series B, 5.00%, 1/1/2036	1,060,000	1,256,299
Series B, 5.00%, 1/1/2037	445,000	506,439
Series B, 5.00%, 1/1/2040	835,000	977,292
Series C, 5.00%, 1/1/2028	315,000	369,659
Series C, 5.00%, 1/1/2036	215,000	248,312
Kane, Cook & DuPage Counties School District No. U-46 Elgin, General Obligation:
Series A, 5.00%, 1/1/2030	385,000	438,846
Series D, 5.00%, 1/1/2032	410,000	466,916
Series D, 5.00%, 1/1/2035	485,000	550,984
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation:
5.00%, 1/1/2024	465,000	533,760
5.00%, 1/1/2027	300,000	355,644
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	510,000	556,752
McHenry County Conservation District, General Obligation 5.00%, 2/1/2024	300,000	345,873

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
McHenry County Conservation District, Genral Obligation 5.00%, 2/1/2025	$175,000	$209,200
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	470,000	553,063
Series A, 5.00%, 12/1/2025	1,300,000	1,577,147
Series A, 5.00%, 12/1/2028	350,000	433,076
Series A, 5.00%, 12/1/2030	570,000	699,179
Sales Tax Securitization Corp., Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,438,140
Series A, 5.00%, 1/1/2029	1,225,000	1,503,583
Series A, 5.00%, 1/1/2030	5,075,000	6,244,454
Series A, 5.00%, 1/1/2035	725,000	846,865
Series A, 5.00%, 1/1/2036	500,000	581,940
Series A, 5.00%, 1/1/2038	1,015,000	1,174,122
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	271,853
		52,329,834
INDIANA — 0.8%
Hammond, Multi-School Building Corp. Revenue 5.00%, 7/15/2038	3,105,000	3,718,610
Indiana, Finance Authority Revenue:
4.00%, 8/1/2041	300,000	338,295
5.00%, 2/1/2027	110,000	138,378
Series A, 5.00%, 2/1/2026	6,070,000	7,540,518
Series A, 5.00%, 6/1/2028	145,000	186,731
Series A, 5.00%, 6/1/2035	145,000	180,483
Series B, 5.00%, 2/1/2021	445,000	452,160
Series C, 5.00%, 12/1/2023	145,000	166,811
Series C, 5.00%, 12/1/2024	380,000	453,724
Series C, 5.00%, 12/1/2025	385,000	474,986
Series C, 5.00%, 6/1/2027	225,000	283,905
Series C, 5.00%, 6/1/2028	270,000	338,245
Series C, 5.00%, 2/1/2029	795,000	1,034,645
Series C, 5.00%, 2/1/2030	2,310,000	2,989,463
Indiana, University Revenue:
Series A, 5.00%, 6/1/2023	100,000	112,781
Series A, 5.00%, 6/1/2041	2,510,000	3,062,125
Series W-2, 5.00%, 8/1/2026	340,000	402,026
Security Description	Principal Amount	Value
Indianapolis City, Public Utilities Water System Revenue Series A, 5.00%, 10/1/2033	$1,000,000	$1,276,450
Indianapolis, IN, Local Public Improvement Bond Bank Revenue:
4.00%, 1/1/2037	670,000	776,302
Series A, 5.00%, 2/1/2044	500,000	622,285
Purdue University Authority Revenue Series EE, 5.00%, 7/1/2035	500,000	670,310
		25,219,233
IOWA — 0.1%
Iowa, Finance Authority Revenue:
5.00%, 8/1/2023	100,000	113,596
5.00%, 8/1/2024	625,000	737,444
5.00%, 8/1/2037	350,000	436,891
Iowa, Higher Education Loan Authority Revenue 5.00%, 12/1/2041	400,000	490,920
Iowa, State Revenue:
5.00%, 6/15/2023	100,000	112,906
Series A, 5.00%, 6/1/2028	100,000	123,960
		2,015,717
KANSAS — 0.5%
Butler County, KS, Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	435,470
Johnson & Miami Counties, KS, Unified School District No. 230 Spring Hills, General Obligation:
Series B, 4.00%, 9/1/2035	1,200,000	1,378,488
Series B, 4.00%, 9/1/2036	575,000	658,496
Johnson County KS General Obligation Series A, 5.00%, 9/1/2029	550,000	712,096
Johnson County, KS, Unified School District No. 512 Shawnee Mission, General Obligation Series B, 4.00%, 10/1/2036	420,000	482,996
Johnson County, Unified School District No. 233, General Obligation Series B, 5.00%, 9/1/2023	200,000	227,288

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Kansas, Development Finance Authority Revenue 5.00%, 5/1/2023	$1,790,000	$1,995,492
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2025	435,000	530,104
5.00%, 9/1/2026	490,000	595,595
5.00%, 9/1/2027	390,000	472,660
5.00%, 9/1/2030	660,000	793,571
5.00%, 9/1/2034	270,000	321,862
Series A, 3.00%, 9/1/2024	150,000	164,394
Series A, 5.00%, 9/1/2021	265,000	276,808
Series A, 5.00%, 9/1/2026	1,700,000	2,125,085
Series A, 5.00%, 9/1/2029	290,000	338,230
Series A, 5.00%, 9/1/2035	1,280,000	1,579,533
Series A, 5.00%, 9/1/2037	275,000	337,243
Sedgwick County Unified School District No. 259 Wichita, General Obligation Series A, 4.00%, 10/1/2024	105,000	120,267
Wyandotte, County Unified School District No 500 Kansas City, General Obligation Series A, 4.13%, 9/1/2037	2,575,000	2,958,237
		16,503,915
KENTUCKY — 0.1%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2024	100,000	115,232
Series A, 5.00%, 7/1/2025	160,000	190,176
Series B, 5.00%, 7/1/2021	195,000	201,476
Series B, 5.00%, 7/1/2023	125,000	139,200
Series B, 5.00%, 7/1/2024	125,000	144,040
Series B, 5.00%, 7/1/2025	230,000	273,378
Series B, 5.00%, 7/1/2026	120,000	146,390
University of Kentucky, General Receipts Revenue:
Series A, 3.13%, 10/1/2037	360,000	381,553
Series A, 3.25%, 4/1/2039	255,000	267,819
Series A, 5.00%, 10/1/2026	150,000	183,275
		2,042,539
LOUISIANA — 0.6%
East Baton Rouge, LA, Sewer Commission Revenue:
Series A, 4.00%, 2/1/2038	630,000	743,457
Series A, 4.00%, 2/1/2039	2,000,000	2,354,740
Series A, 4.00%, 2/1/2040	3,855,000	4,532,246
Security Description	Principal Amount	Value
Greater New Orleans, Expressway Commission Revenue 5.00%, 11/1/2047 (c)	$305,000	$352,867
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue:
4.00%, 10/1/2041 (c)	100,000	110,526
5.00%, 10/1/2035	125,000	140,168
Louisiana, State Gas & Fuels Tax Revenue:
Series B, 5.00%, 5/1/2023	265,000	297,097
Series B, 5.00%, 5/1/2025	635,000	764,327
Series B, 5.00%, 5/1/2026	100,000	123,648
Series B, 5.00%, 5/1/2027	475,000	556,306
Series C, 5.00%, 5/1/2028	250,000	320,960
Series C, 5.00%, 5/1/2030	405,000	512,503
Series C, 5.00%, 5/1/2037	325,000	394,771
Louisiana, State General Obligation:
5.00%, 5/1/2021	100,000	102,813
5.00%, 9/1/2027	560,000	721,168
5.00%, 9/1/2030	1,615,000	2,100,711
5.00%, 3/1/2033	750,000	995,760
5.00%, 3/1/2034	750,000	991,402
5.00%, 3/1/2037	500,000	652,895
Series A, 5.00%, 3/1/2035	740,000	951,196
Series A, 5.00%, 3/1/2036	680,000	870,461
Series B, 4.00%, 10/1/2034	285,000	331,361
Series B, 4.00%, 10/1/2035	230,000	266,444
Series B, 4.00%, 10/1/2036	250,000	288,582
Series B, 5.00%, 8/1/2027	280,000	349,104
Series C, 5.00%, 8/1/2023	210,000	238,424
Series D, 5.00%, 9/1/2029	390,000	481,229
Series D-1, 5.00%, 12/1/2028	350,000	412,779
Louisiana, State Highway Improvement Revenue Series A, 5.00%, 6/15/2031	70,000	80,112
		21,038,057
MAINE — 0.1%
Maine, Municipal Bond Bank Revenue Series C, 5.00%, 11/1/2027	130,000	153,825
Maine, State General Obligation:
Series D, 5.00%, 6/1/2026	110,000	137,777
Series D, 5.00%, 6/1/2028	3,435,000	4,520,185

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Maine, State Turnpike Authority Revenue Series C, 5.00%, 11/1/2037	$155,000	$192,678
		5,004,465
MARYLAND — 4.3%
Baltimore, MD, Revenue:
4.00%, 3/1/2034	565,000	686,317
4.00%, 3/1/2035	1,000,000	1,210,690
5.00%, 3/1/2026	775,000	968,913
5.00%, 3/1/2028	200,000	260,554
Series A, 4.00%, 7/1/2044	580,000	678,403
Series A, 5.00%, 7/1/2046	230,000	271,237
Series B, 4.00%, 7/1/2035	330,000	381,942
Baltimore, MD, State General Obligation:
Series B, 5.00%, 10/15/2023	1,300,000	1,488,422
Series B, 5.00%, 10/15/2024	250,000	297,238
Series B, 5.00%, 10/15/2025	2,290,000	2,814,295
Howard County, MD, General Obligation:
Series A, 5.00%, 2/15/2024	280,000	325,332
Series A, 5.00%, 2/15/2031	4,000,000	5,173,760
Series D, 5.00%, 2/15/2029	1,970,000	2,571,185
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2025	180,000	216,932
5.00%, 5/1/2027	1,020,000	1,291,075
5.00%, 5/1/2031	4,925,000	6,173,832
5.00%, 5/1/2034	2,000,000	2,458,940
5.00%, 5/1/2037	1,920,000	2,336,582
5.00%, 5/1/2038	200,000	242,706
5.00%, 5/1/2041	2,000,000	2,519,820
Maryland, State Department of Transportation Revenue:
3.00%, 12/15/2030	1,365,000	1,457,274
3.50%, 10/1/2033	3,220,000	3,599,284
4.00%, 9/1/2025	445,000	524,268
4.00%, 12/15/2025	290,000	323,927
4.00%, 11/1/2027	850,000	966,535
4.00%, 5/1/2028	1,225,000	1,406,349
4.00%, 11/1/2029	1,265,000	1,426,604
5.00%, 12/15/2023	175,000	201,814
5.00%, 2/1/2024	345,000	383,436
5.00%, 11/1/2026	105,000	124,255
5.00%, 5/1/2027	1,435,000	1,725,602
Maryland, State General Obligation:
4.00%, 6/1/2027	1,060,000	1,198,288
Security Description	Principal Amount	Value
4.00%, 6/1/2028	$1,245,000	$1,401,534
4.00%, 6/1/2030	100,000	111,835
5.00%, 3/15/2025	705,000	852,909
5.00%, 6/1/2026	2,100,000	2,455,530
5.00%, 8/1/2026	4,745,000	5,992,888
5.00%, 3/15/2028	800,000	1,021,136
5.00%, 3/15/2030	500,000	649,000
Series A, 4.00%, 3/15/2030	1,760,000	2,105,822
Series A, 5.00%, 3/15/2022	100,000	107,066
Series A, 5.00%, 3/1/2023	450,000	502,551
Series A, 5.00%, 3/15/2023	8,050,000	9,004,971
Series A, 5.00%, 8/1/2023	260,000	295,508
Series A, 5.00%, 3/1/2024	545,000	608,242
Series A, 5.00%, 8/1/2024	835,000	961,171
Series A, 5.00%, 3/1/2025	210,000	234,368
Series A, 5.00%, 3/15/2025	315,000	381,087
Series A, 5.00%, 8/1/2025	360,000	441,367
Series A, 5.00%, 3/1/2026	225,000	251,109
Series A, 5.00%, 8/1/2027	4,160,000	5,400,637
Series A, 5.00%, 8/1/2029	2,000,000	2,717,100
Series A, 5.00%, 8/1/2031	14,000,000	18,757,480
Series B, 4.00%, 8/1/2025	180,000	212,054
Series B, 5.00%, 8/1/2022	10,865,000	11,830,029
Series B, 5.00%, 8/1/2026	2,030,000	2,563,870
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	100,000	108,019
Maryland, State Transportation Authority Revenue 3.25%, 7/1/2036	150,000	163,551
Maryland, State Water Quality Financing Admin Bay Restoration Fund Revenue 5.00%, 3/1/2021	50,000	51,007
Montgomery, MD, State General Obligation:
3.00%, 11/1/2034	500,000	566,450
5.00%, 11/1/2021	1,190,000	1,252,951
Series A, 5.00%, 11/1/2028	575,000	686,331
Series B, 4.00%, 12/1/2025	355,000	396,333
Series B, 5.00%, 6/1/2023	500,000	564,620
Series B, 5.00%, 12/1/2024	105,000	120,826
Series B, 5.00%, 11/1/2027	305,000	360,312
Series C, 4.00%, 10/1/2030	410,000	495,711

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Prince George's County, MD, General Obligation:
Series A, 5.00%, 7/1/2023	$500,000	$566,605
Series A, 5.00%, 7/1/2024	1,015,000	1,196,776
Series A, 5.00%, 7/15/2028	7,000,000	9,285,360
State of Maryland Department of Transportation 5.00%, 11/1/2024	7,195,000	8,581,261
Washington, MD, Suburban Sanitary Commission, General Obligation:
2.65%, 6/1/2026	500,000	537,165
3.00%, 6/15/2034	285,000	313,916
5.00%, 6/1/2021	420,000	433,570
5.00%, 6/15/2022	500,000	541,315
5.00%, 6/15/2024	200,000	235,416
		141,022,570
MASSACHUSETTS — 4.6%
Boston, MA, General Obligation:
Series A, 5.00%, 3/1/2023	810,000	905,426
Series A, 5.00%, 5/1/2023	3,000,000	3,377,460
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue Series A, 5.00%, 6/15/2026	525,000	636,263
Commonwealth of Massachusetts Transportation Fund Revenue:
Series A, 5.00%, 6/1/2023	335,000	377,625
Series A, 5.00%, 6/1/2024	120,000	140,750
Series A, 5.00%, 6/1/2027	160,000	186,750
Series A, 5.00%, 6/1/2032	275,000	318,013
Series A, 5.00%, 6/1/2034	865,000	996,022
Series A, 5.00%, 6/1/2040	2,380,000	2,790,241
Series A, 5.00%, 6/1/2043	105,000	129,856
Series A, 5.25%, 6/1/2043	3,000,000	3,773,940
Massachusetts, Bay Transportation Authority, Revenue:
4.00%, 12/1/2021	425,000	443,968
5.00%, 7/1/2036	1,500,000	1,892,520
Series A, Zero Coupon, 7/1/2029	2,500,000	2,143,650
Series A, Zero Coupon, 7/1/2032	7,000,000	5,433,050
Series A, 2.00%, 7/1/2028	140,000	148,840
Series A, 4.00%, 7/1/2035	380,000	422,207
Series A, 5.00%, 7/1/2040	115,000	134,568
Series A-2, 5.00%, 7/1/2042	2,295,000	2,794,392
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2025	$1,090,000	$1,329,604
Series B, 5.00%, 7/1/2026	250,000	305,382
Series B, 5.00%, 7/1/2030	145,000	173,926
Massachusetts, State Clean Water Trust Revenue:
5.00%, 8/1/2024	20,000	20,078
5.00%, 2/1/2031	250,000	304,022
Series 20, 5.00%, 2/1/2042	50,000	58,313
Massachusetts, State Clean Water Trust, Revenue Series 2017, 5.00%, 8/1/2021	500,000	520,120
Massachusetts, State College Building Authority Revenue:
Series A, 4.00%, 5/1/2027	1,200,000	1,378,776
Series A, 4.00%, 5/1/2029	1,975,000	2,244,745
Series A, 5.00%, 5/1/2037	250,000	303,922
Series B, 5.00%, 5/1/2039	415,000	486,036
Massachusetts, State Development Finance Agency Revenue:
5.00%, 4/1/2032	130,000	163,209
Series A, 4.00%, 7/15/2036	575,000	668,817
Series A, 5.00%, 7/15/2027	100,000	126,078
Series A, 5.00%, 10/15/2027	1,350,000	1,767,487
Series A, 5.00%, 7/15/2028	115,000	144,131
Series A, 5.00%, 7/15/2030	140,000	173,704
Series A, 5.00%, 10/15/2030	3,000,000	4,197,810
Series A, 5.00%, 7/15/2033	1,135,000	1,393,315
Series A, 5.00%, 7/15/2040	1,000,000	1,506,250
Series T, 4.00%, 7/1/2042	100,000	112,722
Massachusetts, State General Obligation:
2.50%, 3/1/2043	500,000	513,300
5.00%, 9/1/2029	500,000	674,400
5.00%, 7/1/2030	3,995,000	5,480,820
5.25%, 1/1/2044	800,000	1,023,384
Series A, 5.00%, 1/1/2024	3,675,000	4,248,153
Series A, 5.00%, 7/1/2025	1,000,000	1,222,460
Series A, 5.00%, 7/1/2026	1,500,000	1,889,025
Series A, 5.00%, 7/1/2029	4,250,000	5,285,512
Series A, 5.00%, 3/1/2032	1,215,000	1,402,645
Series A, 5.00%, 4/1/2034	100,000	123,819
Series A, 5.00%, 3/1/2036	1,130,000	1,295,624
Series A, 5.00%, 4/1/2036	190,000	233,846
Series A, 5.00%, 1/1/2037	100,000	124,754
Series A, 5.00%, 3/1/2037	110,000	125,913

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2037	$150,000	$184,075
Series A, 5.00%, 3/1/2038	100,000	114,304
Series A, 5.00%, 1/1/2042	135,000	166,201
Series A, 5.00%, 4/1/2042	250,000	303,160
Series A, 5.00%, 1/1/2044	3,000,000	3,679,350
Series A, 5.00%, 6/1/2044 (b)	5,000,000	5,626,200
Series B, 4.00%, 7/1/2026	100,000	120,263
Series B, 5.00%, 7/1/2023	150,000	169,893
Series B, 5.00%, 7/1/2024	900,000	1,060,812
Series B, 5.00%, 7/1/2025	1,120,000	1,369,155
Series B, 5.00%, 7/1/2027	115,000	148,520
Series B, 5.00%, 1/1/2028	5,000,000	6,518,350
Series B, 5.00%, 7/1/2028	830,000	1,094,181
Series B, 5.00%, 7/1/2030	250,000	342,980
Series B, 5.00%, 7/1/2033	1,045,000	1,283,438
Series B, 5.00%, 7/1/2036	100,000	121,843
Series B, 5.00%, 4/1/2037	3,850,000	4,724,604
Series C, 5.00%, 5/1/2021	545,000	560,396
Series C, 5.00%, 10/1/2021	2,535,000	2,657,998
Series C, 5.00%, 10/1/2026	1,170,000	1,483,852
Series C, 5.00%, 10/1/2027	350,000	455,003
Series D, 3.13%, 9/1/2034	180,000	193,666
Series D, 5.00%, 7/1/2027	250,000	322,870
Series D-2-R, 1.70%, 8/1/2043 (b)	355,000	363,737
Series E, 3.00%, 12/1/2023	2,000,000	2,177,460
Series E, 3.00%, 11/1/2035	5,495,000	6,014,827
Series E, 3.00%, 4/1/2044	180,000	186,934
Series E, 4.00%, 9/1/2039	2,750,000	3,100,872
Series E, 4.00%, 9/1/2041	3,000,000	3,372,870
Series E, 4.00%, 4/1/2042	1,980,000	2,203,879
Series E, 5.00%, 11/1/2027	105,000	136,776
Series E, 5.00%, 9/1/2029	380,000	414,439
Series E, 5.00%, 9/1/2030	385,000	419,427
Series H, 5.00%, 12/1/2022	195,000	215,444
Series I, 5.00%, 12/1/2034	395,000	489,784
Series J, 4.00%, 12/1/2039	225,000	257,710
Series J, 4.00%, 12/1/2045	150,000	169,412
Series J, 5.00%, 12/1/2036	110,000	135,551
Series J, 5.00%, 12/1/2037	2,710,000	3,331,349
Security Description	Principal Amount	Value
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 2/15/2033	$110,000	$125,568
Series A, 5.00%, 2/15/2035	200,000	227,574
Series A, 5.00%, 2/15/2036	1,655,000	1,882,695
Series B, 4.00%, 2/15/2040	400,000	433,032
Series B, 5.00%, 11/15/2029	125,000	157,190
Series C, 5.00%, 8/15/2025	135,000	165,368
Series C, 5.00%, 11/15/2034	420,000	520,149
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2027	4,450,000	5,784,021
Series C-GREEN BOND, 4.00%, 8/1/2040	160,000	182,098
Series C-GREEN BOND, 5.00%, 8/1/2031	2,050,000	2,600,240
Series C-GREEN BOND, 5.00%, 8/1/2040	3,340,000	4,064,012
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,599,140
Series C, 5.00%, 1/1/2024	1,795,000	2,065,471
University of Massachusetts Building Authority Revenue:
5.00%, 11/1/2037	140,000	171,912
Series 1, 5.00%, 11/1/2032	1,000,000	1,317,080
Series 1, 5.00%, 11/1/2033	2,000,000	2,620,720
Series 1, 5.00%, 11/1/2039	40,000	47,745
Series 1, 5.00%, 11/1/2044	105,000	125,330
Series 2019-1, 5.00%, 5/1/2029	2,270,000	3,028,884
		151,877,457
MICHIGAN — 1.1%
Macomb, MI, Interceptor Drain Drainage District Series A, 5.00%, 5/1/2032	335,000	419,333
Michigan, State Building Authority Revenue:
5.00%, 4/15/2026	2,000,000	2,492,120
Series B, 5.00%, 2/15/2038	1,775,000	2,241,736

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 2/15/2048	$1,500,000	$1,852,920
Series I, 5.00%, 10/15/2021	140,000	147,027
Series I, 5.00%, 10/15/2028	100,000	124,807
Series I, 5.00%, 10/15/2030	390,000	482,079
Series I, 5.00%, 4/15/2031	545,000	660,376
Series I, 5.00%, 10/15/2032	255,000	312,523
Series I, 5.00%, 10/15/2033	330,000	403,145
Series I, 5.00%, 4/15/2038	295,000	350,687
Series I, 5.00%, 4/15/2041	130,000	156,046
Michigan, State Finance Authority Revenue:
5.00%, 11/1/2034	285,000	360,548
5.00%, 11/1/2036	250,000	313,565
Series A, 5.00%, 5/1/2025	375,000	448,365
Series B, 5.00%, 10/1/2025	230,000	282,964
Series B, 5.00%, 10/1/2028	250,000	315,375
Series I, 4.00%, 10/15/2035	225,000	254,018
Series I, 5.00%, 4/15/2022	295,000	316,898
Series I, 5.00%, 4/15/2028	175,000	213,210
Series I, 5.00%, 4/15/2030	155,000	187,899
Michigan, State General Obligation:
3.00%, 5/1/2030	250,000	275,730
Series A, 5.00%, 12/1/2021	110,000	116,228
Series A, 5.00%, 12/1/2025	500,000	617,155
Series B, 5.00%, 11/1/2022	150,000	165,129
Michigan, State Trunk Line Authority Revenue:
5.00%, 11/15/2032	5,000,000	6,787,550
5.00%, 11/15/2033	5,000,000	6,744,750
Series A, 5.00%, 11/15/2021	2,000,000	2,109,140
Portage, MI, Public School, General Obligation 5.00%, 11/1/2028	145,000	177,331
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	344,664
5.00%, 4/1/2040	465,000	557,005
Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2022	$4,705,000	$5,043,948
Series A, 5.00%, 4/1/2025	225,000	272,639
Series A, 5.00%, 4/1/2034	450,000	559,093
Series A, 5.00%, 4/1/2042	545,000	663,145
Utica Community Schools Authority Revenue 5.00%, 5/1/2031	500,000	653,765
		37,422,913
MINNESOTA — 1.2%
Duluth, Independent School District No. 709:
Series A, 4.00%, 2/1/2027	115,000	132,385
Series A, 4.00%, 2/1/2028	100,000	114,600
Series A, 5.00%, 2/1/2026	500,000	605,825
Elk River, Independent School District No 728, General Obligation 2.00%, 2/1/2034	845,000	861,528
Hennepin, MN, General Obligation Series A, 5.00%, 12/1/2041	1,420,000	1,751,329
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2026	525,000	596,935
5.00%, 12/15/2029	225,000	253,917
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation:
Series C, 3.00%, 3/1/2027	360,000	405,486
Series C, 5.00%, 3/1/2025	125,000	151,015
Minneapolis, St. Paul Metropolitan Airports Commission Revenue:
Series A, 5.00%, 1/1/2031	3,840,000	4,656,653
Series C, 5.00%, 1/1/2036	100,000	119,073
Minnesota, State General Obligation:
5.00%, 8/1/2024	750,000	887,460
Series A, 5.00%, 10/1/2021	315,000	330,249
Series A, 5.00%, 6/1/2027	105,000	117,226
Series A, 5.00%, 8/1/2028	150,000	182,774
Series A, 5.00%, 10/1/2028	205,000	265,518
Series A, 5.00%, 8/1/2038	1,000,000	1,267,280
Series B, 5.00%, 8/1/2025	140,000	172,021
Series D, 5.00%, 8/1/2022	5,460,000	5,943,865
Series D, 5.00%, 8/1/2023	3,645,000	4,141,704
Series D, 5.00%, 8/1/2025	530,000	651,222
Series D, 5.00%, 10/1/2026	325,000	412,844
Series E, 5.00%, 10/1/2027	100,000	130,559

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Minnesota, State Public Facilities Authority Revenue Series B, 4.00%, 3/1/2026	$130,000	$154,942
North State Paul-Maplewood-Oakdale Independent School District No 622 3.00%, 2/1/2039	3,000,000	3,251,160
Rosemount-Apple Valley-Eagan, Independent School District No. 196, General Obligation Series A, 5.00%, 2/1/2025	900,000	1,078,884
South Washington County, MN, Independent School District No. 833, General Obligation Series A, 4.00%, 2/1/2029	325,000	373,776
University of Minnesota, Revenue:
Series A, 5.00%, 9/1/2040	485,000	591,845
Series A, 5.00%, 4/1/2041	350,000	424,203
Series A, 5.00%, 9/1/2041	200,000	243,382
Series B, 5.00%, 12/1/2027	2,965,000	3,845,872
Series B, 5.00%, 10/1/2028	3,000,000	3,951,450
		38,066,982
MISSISSIPPI — 0.3%
Mississippi, State Development Bank Revenue:
5.00%, 8/1/2027	415,000	513,637
Series A, 5.00%, 8/1/2027	250,000	309,420
Mississippi, State General Obligation:
3.00%, 10/1/2035	795,000	871,320
Series A, 5.00%, 10/1/2027	330,000	401,864
Series A, 5.00%, 10/1/2031	1,850,000	2,346,410
Series A, 5.00%, 10/1/2032	415,000	523,311
Series A, 5.00%, 10/1/2034	135,000	169,137
Series B, 5.00%, 12/1/2026	110,000	139,418
Series B, 5.00%, 12/1/2028	250,000	314,418
Series B, 5.00%, 12/1/2030	1,880,000	2,347,218
Series B, 5.00%, 12/1/2031	150,000	186,761
Series B, 5.00%, 12/1/2032	1,235,000	1,533,376
Security Description	Principal Amount	Value
Series B, 5.00%, 12/1/2033	$120,000	$138,157
Series B, 5.00%, 12/1/2034	100,000	123,592
Series B, 5.00%, 12/1/2036	100,000	123,027
Series C, 5.00%, 10/1/2024	300,000	356,313
Series C, 5.00%, 10/1/2027	195,000	237,465
Series F, 5.00%, 11/1/2029	150,000	181,631
Mississippi, State University Educational Building Corp., Revenue Series A, 4.00%, 8/1/2043	135,000	151,914
		10,968,389
MISSOURI — 0.5%
Kansas City, MO, General Obligation:
Series A, 5.00%, 2/1/2027	530,000	671,462
Series A, 5.00%, 2/1/2028	225,000	292,210
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2025	190,000	218,489
Series A, 4.00%, 1/1/2040	320,000	353,302
Series A, 5.00%, 1/1/2029	120,000	140,804
Series A, 5.00%, 1/1/2032	100,000	126,448
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2028	305,000	390,794
Series A, 5.00%, 5/1/2037	350,000	433,370
Series A, 5.00%, 5/1/2042	4,865,000	5,969,063
Series B, 5.00%, 5/1/2033	100,000	118,735
Series B, 5.00%, 5/1/2034	220,000	260,889
Series B, 5.00%, 5/1/2036	170,000	200,947
Series C, 4.00%, 5/1/2041	1,790,000	2,006,286
Missouri State, Environmental Improvement & Resources Authority Revenue:
Series B, 5.00%, 1/1/2025	115,000	137,293
Series B, 5.00%, 1/1/2026	925,000	1,120,961
Missouri, State Board of Public Buildings Revenue:
Series A, 4.00%, 4/1/2024	150,000	169,767
Series B, 5.00%, 10/1/2027	2,500,000	3,259,975
Missouri, State Highways & Transit Commission, State Road Revenue, Series B, 5.00%, 11/1/2024	500,000	594,540

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A, 5.00%, 5/1/2025	$405,000	$472,311
North Kansas City, MO, School District No. 74, General Obligation 4.00%, 3/1/2029	25,000	29,301
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2023	200,000	226,888
		17,193,835
NEBRASKA — 0.3%
Lincoln City, NE, Electric System Revenue:
5.00%, 9/1/2030	2,000,000	2,519,520
5.00%, 9/1/2032	310,000	385,869
5.00%, 9/1/2034	310,000	382,599
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2024	155,000	179,315
Series A, 5.00%, 2/1/2028	465,000	572,266
University of Nebraska Facilities Corp. Revenue:
5.00%, 7/15/2030	1,000,000	1,292,700
Series A, 4.00%, 7/15/2030	500,000	595,585
University of Nebraska Facilities Corp., Revenue Series A, 4.00%, 7/15/2024	2,500,000	2,848,725
		8,776,579
NEVADA — 1.0%
Clark County, NV, General Obligation:
3.00%, 11/1/2029	105,000	114,080
3.00%, 7/1/2035	800,000	860,048
3.00%, 7/1/2038	1,695,000	1,807,548
4.00%, 7/1/2031	150,000	176,631
4.00%, 7/1/2033	1,500,000	1,790,670
5.00%, 6/1/2021	355,000	366,470
5.00%, 6/1/2022	300,000	324,222
5.00%, 6/1/2025	430,000	520,786
5.00%, 6/1/2026	150,000	186,833
5.00%, 6/1/2027	110,000	140,341
5.00%, 11/1/2028	145,000	172,572
Series A, 5.00%, 11/1/2022	290,000	318,609
Series A, 5.00%, 11/1/2023	195,000	222,945
Series A, 5.00%, 11/1/2024	180,000	213,631
Series A, 5.00%, 11/1/2026	420,000	519,322
Series A, 5.00%, 6/1/2027	140,000	178,095
Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2029	$575,000	$702,155
Series A, 5.00%, 6/1/2031	2,165,000	2,749,052
Series B, 5.00%, 11/1/2023	110,000	125,764
Series B, 5.00%, 11/1/2024	170,000	201,763
Series B, 5.00%, 11/1/2025	100,000	122,780
Series B, 5.00%, 11/1/2026	180,000	226,748
Series B, 5.00%, 11/1/2028	120,000	149,300
Series B, 5.00%, 12/1/2030	525,000	679,576
Series B, 5.00%, 12/1/2032	1,685,000	2,140,321
Series B, 5.00%, 12/1/2033	4,020,000	5,083,571
Clark County, NV, Revenue:
5.00%, 7/1/2024	105,000	121,837
5.00%, 7/1/2036	125,000	149,245
Clark County, NV, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	115,261
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	130,000	147,050
5.00%, 7/1/2025	250,000	304,955
5.00%, 7/1/2026	995,000	1,250,476
5.00%, 7/1/2027	200,000	250,062
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 5.00%, 6/1/2027	175,000	218,192
Series A, 5.00%, 6/1/2031	125,000	154,046
Series A, 5.00%, 6/1/2032	100,000	122,677
Series A, 5.00%, 6/1/2037	200,000	242,152
Series A, 5.00%, 6/1/2041	2,675,000	3,214,387
Series B, 5.00%, 12/1/2025	150,000	181,826
Los Angeles, NV, General Obligation:
Series C, 4.00%, 9/1/2036	300,000	336,690
Series C, 4.00%, 9/1/2037	140,000	156,765
Series C, 5.00%, 9/1/2029	905,000	1,100,480
Nevada, State Highway Improvement Revenue:
3.38%, 12/1/2034	750,000	846,885
4.00%, 12/1/2032	910,000	1,064,800
5.00%, 12/1/2020	450,000	453,560
5.00%, 12/1/2021	320,000	337,923
5.00%, 12/1/2026	310,000	388,870
5.00%, 12/1/2028	560,000	695,033
5.00%, 12/1/2030	185,000	233,233

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Truckee Meadows, NV, Water Authority Revenue:
5.00%, 7/1/2021	$125,000	$129,545
5.00%, 7/1/2031	105,000	129,012
5.00%, 7/1/2034	145,000	176,797
5.00%, 7/1/2037	500,000	604,990
		33,220,582
NEW HAMPSHIRE — 0.0% (a)
New Hampshire Municipal Bond Bank, Revenue Series D, 4.00%, 8/15/2039	650,000	730,132
NEW JERSEY — 0.3%
Hudson County, NJ, Improvement Authority Revenue 5.00%, 5/1/2041	500,000	597,040
New Brunswick, NJ, Parking Authority Revenue:
Series A, 3.00%, 9/1/2034	200,000	211,608
Series A, 5.00%, 9/1/2032	120,000	142,494
New Jersey, Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	750,000	813,450
New Jersey, Environmental Infrastructure Trust Revenue 5.00%, 9/1/2026	510,000	640,897
New Jersey, State Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2031	1,030,000	1,316,083
Series D, 4.00%, 7/1/2045	220,000	244,108
Series I-PRINCETON UNIVERSITY, 4.00%, 7/1/2040	235,000	273,831
Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2034	665,000	840,613
Ocean,NJ, General Obligation 2.25%, 9/15/2033	1,500,000	1,543,950
Toms River, NJ, Board of Education, General Obligation:
3.00%, 7/15/2032	1,440,000	1,555,704
3.00%, 7/15/2035	1,000,000	1,061,950
Union County, NJ, General Obligation Series A & B, 3.00%, 3/1/2027	1,410,000	1,564,719
		10,806,447
Security Description	Principal Amount	Value
NEW MEXICO — 0.3%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2021	$140,000	$145,068
5.00%, 7/1/2022	555,000	601,542
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series 2017, 5.00%, 8/1/2024	210,000	246,114
Series 2017, 5.00%, 8/1/2025	230,000	278,900
Series 2017, 5.00%, 8/1/2027	145,000	180,954
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2024	1,000,000	1,172,620
Series B1, 5.00%, 6/15/2027	115,000	134,434
New Mexico, State General Obligation:
5.00%, 3/1/2024	255,000	295,764
Series A, 5.00%, 3/1/2021	135,000	137,685
Series A, 5.00%, 3/1/2022	100,000	106,788
Series B, 5.00%, 3/1/2022	4,365,000	4,661,296
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2021	140,000	145,026
Series A, 5.00%, 7/1/2025	120,000	144,804
Series B, 4.00%, 7/1/2021	120,000	123,412
Series B, 4.00%, 7/1/2022	340,000	362,522
Series B, 4.00%, 7/1/2023	100,000	110,087
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2023	365,000	411,793
Series A, 5.00%, 7/1/2025	645,000	778,322
Series B, 4.00%, 7/1/2024	200,000	226,270
Series B, 5.00%, 7/1/2026	100,000	123,881
University of New Mexico, Revenue Series A, 2.25%, 6/1/2027	455,000	489,921
		10,877,203
NEW YORK — 18.1%
Battery Park City, NY, Authority Revenue Series B, 5.00%, 11/1/2038	500,000	650,675
Brookhaven, NY, General Obligation 5.00%, 5/1/2026	120,000	146,636

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Erie County, NY, Industrial Development Agency Revenue Series A, 5.00%, 5/1/2027	$220,000	$266,539
Metropolitan New York, NY, Transportation Authority Revenue:
Series A, 5.00%, 11/15/2035	2,700,000	3,176,361
Series A, 5.25%, 11/15/2035	250,000	295,343
Series B-1, 5.00%, 11/15/2034	7,615,000	9,078,984
Series B-1, 5.00%, 11/15/2036	350,000	406,903
Series B-2, 4.00%, 11/15/2033	330,000	368,620
Series B-2, 5.00%, 11/15/2025	2,520,000	2,974,306
Series B-2, 5.00%, 11/15/2026	5,045,000	6,087,902
Monroe County, NY, Industrial Development Corp., Revenue:
4.00%, 7/1/2043	155,000	173,391
Series A, 3.88%, 7/1/2042	200,000	220,548
Series A, 5.00%, 7/1/2030	205,000	255,219
Series C, 5.00%, 7/1/2028	200,000	252,646
New York & New Jersey, Port Authority Revenue:
4.00%, 11/1/2037	500,000	575,305
4.00%, 9/1/2038	500,000	572,500
4.00%, 12/15/2038	100,000	108,287
5.00%, 7/15/2030	500,000	632,270
5.00%, 7/15/2032	1,625,000	2,030,242
5.00%, 7/15/2033	1,915,000	2,380,613
5.00%, 9/1/2034	535,000	675,614
5.00%, 7/15/2035	360,000	444,654
5.00%, 9/1/2035	3,000,000	3,764,100
5.00%, 9/1/2036	4,500,000	5,617,800
Series 198, 5.00%, 11/15/2036	145,000	174,444
Series 198, 5.00%, 11/15/2041	160,000	190,838
Series 205, 5.00%, 11/15/2032	5,510,000	6,781,818
Series 205, 5.00%, 11/15/2035	160,000	194,845
New York State Urban Development Corp. 5.00%, 3/15/2035	6,000,000	7,757,760
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.00%, 6/15/2021	960,000	992,832
5.00%, 6/15/2024	550,000	646,497
Security Description	Principal Amount	Value
5.00%, 6/15/2029	$7,000,000	$9,049,530
Series AA, 5.00%, 6/15/2040	2,000,000	2,561,780
Series BB-2, 5.00%, 6/15/2026	4,000,000	4,764,240
Series BB-2, 5.00%, 6/15/2031	530,000	667,312
Series CC1, 4.00%, 6/15/2033	1,250,000	1,444,637
Series CC-1, 4.00%, 6/15/2037	250,000	285,303
Series CC-1, 4.00%, 6/15/2041	900,000	1,050,138
Series DD-2, 5.00%, 6/15/2025	7,135,000	8,213,384
Series EE, 5.00%, 6/15/2035	500,000	605,805
Series EE, 5.00%, 6/15/2040	4,240,000	5,229,658
Series EE 2, 5.00%, 6/15/2040	1,000,000	1,266,720
Series FF, 4.00%, 6/15/2041	5,000,000	5,875,150
Series FF, 5.00%, 6/15/2031	335,000	402,104
Series FF, 5.00%, 6/15/2034	1,750,000	2,223,357
Series FF, 5.00%, 6/15/2039	2,500,000	3,121,475
Series FF, 5.00%, 6/15/2041	10,700,000	13,784,382
Series FF-2, 5.00%, 6/15/2033	4,500,000	5,847,570
Series GG, 5.00%, 6/15/2037	190,000	225,728
Series GG, 5.00%, 6/15/2039	350,000	415,104
Series HH, 5.00%, 6/15/2039	155,000	183,832
Sub-Series CC1, 5.00%, 6/15/2038	145,000	177,535
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-, 5.00%, 7/15/2021	365,000	378,903
Series S-, 5.00%, 7/15/2022	100,000	108,666
Series S-, 5.00%, 7/15/2028	160,000	188,954
Series S-, 5.00%, 7/15/2043	220,000	252,771
Series S-1, 4.00%, 7/15/2036	255,000	289,407
Series S-1, 4.00%, 7/15/2040	1,760,000	1,929,752

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series S-1, 5.00%, 7/15/2021	$60,000	$62,251
Series S-1, 5.00%, 7/15/2022	145,000	157,566
Series S-1, 5.00%, 7/15/2033	5,000,000	6,273,800
Series S-1, 5.00%, 7/15/2043	1,885,000	2,223,659
Series S-3-SUBSER, 5.00%, 7/15/2024	750,000	880,425
Series S-3-SUBSER, 5.00%, 7/15/2035	3,000,000	3,737,580
Series S-3-SUBSER, 5.00%, 7/15/2036	8,205,000	10,176,333
Series S-4A, 5.00%, 7/15/2033	250,000	313,690
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
3.25%, 2/1/2042	900,000	942,129
4.00%, 5/1/2045	1,000,000	1,145,410
5.00%, 11/1/2031	500,000	599,965
5.00%, 11/1/2032	4,000,000	5,292,640
5.00%, 2/1/2034	600,000	735,924
5.00%, 5/1/2034	250,000	301,205
5.00%, 5/1/2036	245,000	293,571
5.25%, 8/1/2037	4,000,000	5,029,280
Series 1-REMK 1/9/20, 5.00%, 11/1/2021	500,000	526,005
Series A-1, 5.00%, 8/1/2023	5,880,000	6,656,219
Series A-1, 5.00%, 8/1/2027	275,000	331,862
Series A-1, 5.00%, 8/1/2029	170,000	203,628
Series A-1, 5.00%, 8/1/2031	150,000	173,933
Series A-1, 5.00%, 8/1/2033	2,915,000	3,651,125
Series A-1, 5.00%, 8/1/2036	2,000,000	2,477,720
Series A-2, 5.00%, 8/1/2036	1,640,000	2,022,612
Series A-3, 4.00%, 5/1/2042	6,000,000	6,799,920
Series A-3, 5.00%, 8/1/2040	500,000	610,450
Series B-1, 4.00%, 8/1/2037	105,000	119,328
Series B-1, 4.00%, 11/1/2042	5,000,000	5,694,100
Series B-1, 5.00%, 11/1/2028	500,000	653,015
Series B-1, 5.00%, 8/1/2029	40,000	50,906
Security Description	Principal Amount	Value
Series B-1, 5.00%, 8/1/2030	$295,000	$362,458
Series B-1, 5.00%, 8/1/2031	175,000	202,921
Series B-1, 5.00%, 8/1/2034	500,000	621,170
Series B-1, 5.00%, 11/1/2034	545,000	698,178
Series B-1, 5.00%, 11/1/2035	160,000	190,238
Series B-1, 5.00%, 8/1/2036	520,000	598,920
Series B-1, 5.00%, 8/1/2038	7,095,000	8,525,494
Series B-1, 5.00%, 8/1/2040	3,800,000	4,552,020
Series C, 5.00%, 11/1/2022	100,000	109,799
Series C, 5.00%, 11/1/2023	125,000	142,914
Series C, 5.00%, 11/1/2025	395,000	481,769
Series C, 5.00%, 11/1/2026	120,000	143,957
Series C, 5.00%, 11/1/2027	150,000	179,271
Series C1, 5.00%, 11/1/2034	7,000,000	8,866,550
Series D-1, 5.00%, 2/1/2026	100,000	114,824
Series E-1, 4.00%, 2/1/2041	110,000	120,789
Series E-1, 5.00%, 2/1/2030	3,370,000	4,099,257
Series E-1, 5.00%, 2/1/2041	670,000	771,632
Series F-1, 5.00%, 5/1/2032	5,500,000	6,844,970
Series F-1, 5.00%, 5/1/2039	115,000	139,995
New York, NY, City Trust for Cultural Resources 4.00%, 2/1/2023	1,430,000	1,544,443
New York, NY, General Obligation:
4.00%, 8/1/2034	915,000	1,038,799
4.00%, 8/1/2042	520,000	589,415
5.00%, 3/15/2022	500,000	535,330
5.00%, 4/1/2023	750,000	835,770
5.00%, 8/1/2026	835,000	1,038,264
5.00%, 1/1/2036	2,250,000	2,768,107
5.00%, 8/1/2039	5,000,000	6,137,300
5.00%, 12/1/2042	1,500,000	1,806,105
5.00%, 3/1/2043	830,000	1,018,252
Series A, 3.00%, 8/1/2036	13,000,000	13,824,330
Series A, 4.00%, 8/1/2037	1,900,000	2,187,413
Series A, 5.00%, 8/1/2023	5,900,000	6,662,752

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2024	$3,500,000	$4,096,050
Series A, 5.00%, 8/1/2026	125,000	150,780
Series B, 5.00%, 8/1/2025	150,000	175,920
Series B-1, 4.00%, 10/1/2040	545,000	622,663
Series B-1, 5.00%, 10/1/2031	2,185,000	2,801,563
Series B-1, 5.00%, 12/1/2031	160,000	195,302
Series B-1, 5.00%, 10/1/2032	1,680,000	2,137,078
Series B-1, 5.00%, 10/1/2036	400,000	486,584
Series B-1, 5.00%, 10/1/2037	4,730,000	5,734,652
Series B-1, 5.00%, 12/1/2037	500,000	601,440
Series B-1, 5.00%, 10/1/2038	300,000	362,781
Series B-1, 5.00%, 12/1/2038	3,095,000	3,716,878
Series C, 5.00%, 8/1/2023	1,000,000	1,129,280
Series C, 5.00%, 8/1/2024	8,450,000	9,889,035
Series C, 5.00%, 8/1/2025	425,000	505,640
Series C, 5.00%, 8/1/2026	655,000	803,291
Series C, 5.00%, 8/1/2027	120,000	145,607
Series C, 5.00%, 8/1/2028	1,980,000	2,471,618
Series C-1, 5.00%, 8/1/2030	5,000,000	6,617,900
Series C-1, 5.00%, 8/1/2033	700,000	901,628
Series D1, 4.00%, 12/1/2042	255,000	286,498
Series D1, 4.00%, 12/1/2043	3,500,000	3,927,665
Series E, 4.00%, 8/1/2026	250,000	296,613
Series E, 5.00%, 8/1/2023	1,550,000	1,750,384
Series E, 5.00%, 8/1/2024	760,000	889,428
Series E, 5.00%, 8/1/2028	160,000	196,077
Series E, 5.00%, 8/1/2032	2,900,000	3,638,601
Series E-1, 4.00%, 3/1/2041	500,000	559,005
Series E-1, 5.00%, 3/1/2040	4,000,000	4,780,440
Series F-1, 5.00%, 6/1/2026	165,000	198,059
Series I, 5.00%, 3/1/2022	60,000	64,073
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.25%, 11/15/2027	250,000	301,778
Series A, 5.25%, 11/15/2034	560,000	663,247
Series B-2, 4.00%, 11/15/2038	255,000	277,256
Security Description	Principal Amount	Value
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
4.00%, 4/1/2026	$630,000	$735,853
4.00%, 4/1/2030	400,000	458,720
4.00%, 4/1/2031	230,000	262,317
New York, State Convention Center Development Corp., Revenue 5.00%, 11/15/2022	240,000	257,746
New York, State Dormitory Authority Revenue Series A, 5.00%, 7/1/2022	2,500,000	2,711,500
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2023	200,000	225,742
5.00%, 10/1/2028	500,000	607,370
5.00%, 7/1/2033	1,335,000	1,929,956
5.00%, 7/1/2034	2,105,000	3,085,930
5.00%, 7/1/2036	500,000	751,710
Series 1, 5.00%, 1/15/2029	400,000	499,412
Series 1, 5.00%, 1/15/2030	250,000	310,010
Series 1, 5.00%, 1/15/2031	500,000	615,995
Series A, 2.13%, 7/1/2041 (b)	865,000	867,725
Series A, 3.00%, 7/1/2029	315,000	345,965
Series A, 4.00%, 7/1/2034	100,000	114,072
Series A, 4.00%, 7/1/2043	1,350,000	1,493,235
Series A, 5.00%, 7/1/2021	190,000	196,908
Series A, 5.00%, 7/1/2026	1,640,000	2,044,211
Series A, 5.00%, 7/1/2028	2,000,000	2,657,820
Series A, 5.00%, 10/1/2028	205,000	255,672
Series A, 5.00%, 7/1/2029	2,000,000	2,720,120
Series A, 5.00%, 10/1/2029	4,540,000	5,676,044
Series A, 5.00%, 10/1/2030	8,040,000	9,831,398
Series A, 5.00%, 10/1/2031	3,750,000	4,495,350
Series A, 5.00%, 7/1/2032	125,000	155,170
Series A, 5.00%, 10/1/2032	3,500,000	4,177,915
Series A, 5.00%, 7/1/2033	600,000	734,202
Series A, 5.00%, 10/1/2033	5,000,000	5,946,400
Series A, 5.00%, 7/1/2034	5,040,000	6,167,902
Series A, 5.00%, 7/1/2035	100,000	123,374
Series A, 5.00%, 7/1/2040	200,000	240,168
Series B, 5.00%, 10/1/2021	225,000	235,892

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 10/1/2030	$260,000	$323,463
New York, State Dormitory Authority Revenue, State Supported Debt:
5.00%, 10/1/2031	510,000	632,609
Series A, 5.00%, 10/1/2026	125,000	146,719
New York, State Dormitory Authority, Personal Income Tax Revenue:
3.25%, 2/15/2040	100,000	106,341
5.00%, 2/15/2022	3,265,000	3,481,535
5.00%, 2/15/2023	355,000	394,817
5.00%, 2/15/2025	3,280,000	3,931,441
5.00%, 2/15/2036	6,000,000	7,275,100
Series A, 5.00%, 3/15/2022	190,000	203,368
Series A, 5.00%, 3/15/2026	245,000	293,032
Series A, 5.00%, 3/15/2031	500,000	637,390
Series B, 5.00%, 2/15/2023	565,000	628,370
Series B, 5.00%, 3/15/2027	110,000	126,829
Series B, 5.00%, 3/15/2028	170,000	195,692
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	488,816
Series B-GROUP C, 5.00%, 2/15/2039	200,000	231,124
Series C, 5.00%, 3/15/2037	105,000	119,553
Series D, 4.00%, 2/15/2038	3,000,000	3,486,180
Series D, 5.00%, 2/15/2022	2,260,000	2,409,883
Series D, 5.00%, 2/15/2024	7,000,000	8,098,090
Series D, 5.00%, 2/15/2025	730,000	874,985
Series D, 5.00%, 2/15/2026	920,000	1,136,218
Series D, 5.00%, 2/15/2027	100,000	124,402
Series D, 5.00%, 2/15/2028	165,000	204,087
Series D, 5.00%, 2/15/2041	605,000	756,425
Series E, 5.00%, 3/15/2022	110,000	117,740
Series E, 5.00%, 3/15/2023	180,000	200,887
Security Description	Principal Amount	Value
New York, State Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/2024	$755,000	$875,928
Series A, 5.00%, 3/15/2022	100,000	107,036
Series A, 5.00%, 3/15/2024	300,000	348,051
Series A, 5.00%, 3/15/2025	3,250,000	3,905,135
Series A, 5.00%, 3/15/2028	500,000	637,335
Series A, 5.00%, 3/15/2030	1,360,000	1,686,351
Series A, 5.00%, 3/15/2031	160,000	183,826
Series A, 5.00%, 3/15/2032	7,600,000	9,280,944
Series A, 5.00%, 3/15/2037	4,300,000	5,300,911
Series A, 5.00%, 3/15/2038	140,000	156,618
Series A, 5.00%, 3/15/2039	400,000	489,156
Series A-GROUP B, 5.00%, 3/15/2037	160,000	193,707
Series A-GROUP C, 5.00%, 3/15/2043	300,000	358,302
Series B, 5.00%, 3/15/2031	795,000	956,194
Series B-B, 5.00%, 3/15/2027	270,000	329,149
Series B-B, 5.00%, 3/15/2029	40,000	48,370
Series B-B, 5.00%, 3/15/2033	350,000	417,960
Series B-B, 5.00%, 3/15/2034	275,000	327,517
Series C, 5.00%, 3/15/2042	270,000	317,137
Series E, 5.00%, 3/15/2034	5,000,000	6,307,600
Series E, 5.00%, 3/15/2041	5,000,000	6,149,900
New York, State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2036	450,000	512,892
5.00%, 6/15/2026	1,515,000	1,906,415
5.00%, 6/15/2027	1,855,000	2,399,869
5.00%, 6/15/2028	550,000	683,672
5.00%, 6/15/2041	3,940,000	4,760,032
Series A, 5.00%, 6/15/2040	320,000	375,654
Series B, 5.00%, 8/15/2041	1,210,000	1,468,045

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B-SUB, 5.00%, 6/15/2035	$2,000,000	$2,622,300
Series B-SUB, 5.00%, 6/15/2036	8,500,000	11,089,270
Series E, 5.00%, 6/15/2034	3,200,000	4,018,752
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2033	225,000	258,255
5.00%, 3/15/2044	370,000	418,851
Series A, 4.00%, 3/15/2045	900,000	1,026,549
Series A, 5.00%, 3/15/2022	460,000	492,366
Series A, 5.00%, 3/15/2023	6,725,000	7,505,369
Series A, 5.00%, 3/15/2024	4,180,000	4,847,964
Series A, 5.00%, 3/15/2025	5,140,000	6,173,603
Series A, 5.00%, 3/15/2026	6,295,000	7,785,215
Series A, 5.00%, 3/15/2027	565,000	696,182
Series A, 5.00%, 3/15/2035	11,000,000	13,693,460
Series A, 5.00%, 3/15/2044	1,000,000	1,212,480
Series A-, 5.00%, 3/15/2024	440,000	510,312
Series A-, 5.00%, 3/15/2028	225,000	273,062
Series A-, 5.00%, 3/15/2029	525,000	636,284
Series A-, 5.00%, 3/15/2033	3,610,000	4,353,696
Series A-, 5.00%, 3/15/2038	105,000	125,500
Series A-, 5.00%, 3/15/2039	530,000	632,629
Series A-, 5.00%, 3/15/2042	380,000	451,155
Series C-, 5.00%, 3/15/2027	100,000	126,701
Series C-, 5.00%, 3/15/2031	4,250,000	5,354,872
Series E, 5.00%, 3/15/2033	120,000	132,797
Onondaga County Trust for Cultural Res.:
5.00%, 12/1/2038	1,000,000	1,284,790
5.00%, 12/1/2039	1,250,000	1,601,075
5.00%, 12/1/2040	2,750,000	3,511,640
Oyster Bay, NY, General Obligation:
3.25%, 8/1/2021 (c)	115,000	117,851
Security Description	Principal Amount	Value
4.00%, 8/1/2029 (c)	$385,000	$404,466
4.00%, 8/1/2031 (c)	255,000	266,916
Suffolk, NY, County Water Authority Revenue Series A, 5.00%, 6/1/2037	860,000	1,042,243
Triborough, NY, Bridge & Tunnel Authority Revenue:
5.00%, 11/15/2027	600,000	759,072
5.00%, 11/15/2033	675,000	850,999
Series A, 5.00%, 11/15/2040	435,000	506,714
Series A, 5.00%, 11/15/2041	350,000	412,668
Series B, 5.00%, 11/15/2029	2,355,000	3,073,880
Series C, 5.00%, 11/15/2023	700,000	796,593
Series C-1, 5.00%, 11/15/2025	1,050,000	1,275,813
Series C-2, 5.00%, 11/15/2042	2,915,000	3,512,225
Utility Debt Securitization Authority Revenue:
3.00%, 12/15/2032	510,000	552,213
4.00%, 12/15/2037	195,000	218,589
5.00%, 12/15/2025	1,940,000	2,233,891
5.00%, 6/15/2027	425,000	515,185
5.00%, 12/15/2032	605,000	737,162
5.00%, 12/15/2036	250,000	303,188
5.00%, 12/15/2038	200,000	250,228
5.00%, 12/15/2040	300,000	373,467
Series A, 5.00%, 12/15/2026	350,000	417,193
Series A, 5.00%, 6/15/2028	255,000	317,299
Series A, 5.00%, 12/15/2032	260,000	319,914
Series A, 5.00%, 12/15/2033	500,000	613,970
Series A, 5.00%, 12/15/2034	2,335,000	2,862,873
Series A, 5.00%, 12/15/2035	1,975,000	2,415,326
Series B, 5.00%, 6/15/2023	500,000	517,025
Series B, 5.00%, 12/15/2023	280,000	296,304
Series B, 5.00%, 6/15/2024	480,000	519,336
Series B, 5.00%, 12/15/2024	1,070,000	1,183,163
Series B, 5.00%, 12/15/2025	315,000	362,719
Westchester, NY, General Obligation Series A, 5.00%, 1/1/2024	1,530,000	1,770,241
		594,376,621

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
NORTH CAROLINA — 1.7%
Buncombe County, NC, Limited Obligation Revenue 5.00%, 6/1/2026	$100,000	$120,688
Charlotte, NC, General Obligation 5.00%, 12/1/2021	100,000	105,662
Charlotte, NC, Water & Sewer System Revenue:
3.00%, 7/1/2039	2,380,000	2,649,226
5.00%, 7/1/2027	5,000,000	6,491,950
5.00%, 7/1/2028	165,000	198,744
5.00%, 7/1/2044	125,000	156,193
Guilford County, NC, General Obligation 5.00%, 3/1/2025	1,050,000	1,268,526
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2021	160,000	167,144
Series A, 5.00%, 9/1/2023	110,000	125,457
Series A, 5.00%, 4/1/2027	550,000	708,780
Mecklenburg County, NC, Public Facilities Corp., Revenue 5.00%, 2/1/2024	165,000	190,945
North Carolina, Capital Facilities Finance Agency Revenue:
4.00%, 1/1/2037	230,000	258,221
4.00%, 1/1/2038	200,000	224,020
4.00%, 1/1/2039	570,000	637,066
5.00%, 1/1/2043	3,000,000	3,655,920
Series B, 4.00%, 10/1/2039	245,000	278,592
North Carolina, State General Obligation:
5.00%, 6/1/2027	360,000	450,839
Series A, 5.00%, 6/1/2021	110,000	113,568
Series A, 5.00%, 6/1/2023	5,100,000	5,757,645
Series B, 5.00%, 6/1/2026	6,850,000	8,623,396
Series B, 5.00%, 6/1/2028	8,700,000	11,547,510
North Carolina, State Revenue Series B, 5.00%, 5/1/2025	2,530,000	3,064,462
North Carolina, Turnpike Authority Revenue:
Zero Coupon, 1/1/2044	1,675,000	850,883
Zero Coupon, 1/1/2045	615,000	300,790
Raleigh, NC, Combined Enterprise System Revenue Series A, 4.00%, 3/1/2041	100,000	114,234
Wake, NC, General Obligation:
Series A, 5.00%, 3/1/2024	100,000	116,432
Series A, 5.00%, 3/1/2026	400,000	500,084
Security Description	Principal Amount	Value
Wake, NC, Limited Obligation Revenue 5.00%, 9/1/2026	$5,000,000	$6,313,150
		54,990,127
OHIO — 2.5%
Cincinnati, OH, General Obligation Series A, 4.00%, 12/1/2023	150,000	167,837
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2025	165,000	201,270
Series 2017-1, 4.00%, 4/1/2023	510,000	558,873
Series A, 3.00%, 8/15/2023	555,000	599,228
Series A, 3.00%, 8/15/2031	350,000	381,314
Series A, 5.00%, 4/1/2025	5,000,000	6,046,200
Series A, 5.00%, 4/1/2030	5,000,000	6,589,000
Columbus, OH, Sewer Revenue 5.00%, 6/1/2030	100,000	124,239
Cuyahoga County, OH, General Obligation:
4.00%, 12/1/2035	2,785,000	3,180,024
5.00%, 12/1/2027	400,000	498,220
5.00%, 12/1/2028	300,000	372,528
5.00%, 12/1/2029	1,015,000	1,254,022
5.00%, 12/1/2037	600,000	721,710
Cuyahoga County, OH, Sales Tax Revenue 5.00%, 12/1/2034	290,000	338,389
Franklin County, OH, Sales Tax Revenue 5.00%, 6/1/2043	500,000	622,060
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2029	8,075,000	11,033,599
North Olmsted City School District, General Obligation Series A, 5.00%, 12/1/2040	340,000	391,445
Northeast Ohio, Regional Sewer District Revenue:
3.25%, 11/15/2040	100,000	108,364
4.00%, 11/15/2043	250,000	287,748
5.00%, 11/15/2039	430,000	514,048
5.00%, 11/15/2044	245,000	292,888
Ohio, State General Obligation:
5.00%, 12/15/2026	835,000	1,041,120
5.00%, 2/1/2033	875,000	1,070,921
Series A, 5.00%, 12/15/2022	410,000	453,747
Series A, 5.00%, 9/1/2023	150,000	171,126

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/15/2023	$320,000	$369,363
Series A, 5.00%, 9/1/2024	505,000	599,021
Series A, 5.00%, 9/15/2024	100,000	118,791
Series A, 5.00%, 3/15/2028	1,275,000	1,475,290
Series A, 5.00%, 3/15/2031	440,000	507,316
Series A, 5.00%, 3/15/2033	135,000	155,554
Series A, 5.00%, 3/15/2035	200,000	230,302
Series B, 5.00%, 6/15/2027	200,000	216,418
Series B, 5.00%, 9/1/2032	175,000	195,307
Series B, 5.00%, 9/1/2034	170,000	189,727
Series B, 5.00%, 6/15/2035	200,000	216,418
Series C, 5.00%, 11/1/2030	140,000	168,302
Series C, 5.00%, 11/1/2033	400,000	477,056
Series S, 5.00%, 5/1/2021	245,000	251,951
Series T, 5.00%, 11/1/2028	400,000	510,984
Series T, 5.00%, 5/1/2031	250,000	315,622
Series V, 5.00%, 5/1/2024	500,000	585,575
Ohio, State Special Obligation:
Series A, 5.00%, 12/1/2038	5,000,000	6,283,050
Series C, 5.00%, 12/1/2028	230,000	287,558
Series C, 5.00%, 12/1/2030	165,000	204,722
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2028	175,000	218,412
Series A, 5.00%, 12/1/2028	825,000	1,028,098
Ohio, State Water Development Authority, Water Pollution Control Revenue 5.00%, 6/1/2025	75,000	91,223
Ohio, Turnpike & Infrastructure Commission, Revenue Series A, 5.00%, 2/15/2028	350,000	442,785
Ohio, Water Development Authority Revenue:
5.00%, 6/1/2028	500,000	656,320
5.00%, 6/1/2044	3,235,000	4,174,185
Series A, 5.00%, 6/1/2029	13,500,000	18,087,030
Security Description	Principal Amount	Value
Series B, 5.00%, 12/1/2033	$115,000	$142,919
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
5.00%, 12/1/2038	2,000,000	2,613,180
5.00%, 12/1/2039	2,000,000	2,605,160
Series A, 5.00%, 12/1/2029	240,000	304,966
Series A, 5.00%, 12/1/2031	500,000	629,230
Series B, 5.00%, 6/1/2026	500,000	619,465
University of Cincinnati, Revenue:
Series A, 5.00%, 6/1/2044	275,000	335,228
Series C, 5.00%, 6/1/2039	100,000	113,727
		82,440,175
OKLAHOMA — 0.6%
Canadian County, OK, Educational Facilities Authority Revenue 3.00%, 9/1/2029	250,000	273,280
Oklahoma County, Independent School District, General Obligation Seres A, 2.50%, 7/1/2023	3,120,000	3,294,439
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
4.00%, 7/1/2038	650,000	749,281
5.00%, 7/1/2027	160,000	196,990
Series 2020A, 5.00%, 7/1/2025	600,000	724,020
Series A, 5.00%, 7/1/2027	265,000	306,351
Series A, 5.00%, 7/1/2028	200,000	230,376
Oklahoma, Development Finance Authority Revenue Series D, 3.00%, 6/1/2046	145,000	151,960
Oklahoma, State Turnpike Authority Revenue:
Series A, 4.00%, 1/1/2033	260,000	298,909
Series C, 5.00%, 1/1/2037	125,000	152,609
Oklahoma, State Water Resources Board Revenue 5.00%, 4/1/2021	115,000	117,783
Tulsa County, OK, Industrial Authority Revenue:
5.00%, 9/1/2022	60,000	65,305
5.00%, 9/1/2024	110,000	129,583
Tulsa, OK, Public Facilities Authority Revenue:
3.00%, 6/1/2026	325,000	354,608
3.00%, 6/1/2027	1,750,000	1,898,348
5.00%, 6/1/2023	7,560,000	8,446,712

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/1/2025	$2,710,000	$3,247,447
		20,638,001
OREGON — 1.5%
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	200,000	244,282
Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2026	75,000	88,091
Series A, Zero Coupon, 6/15/2036	115,000	68,523
Series A, Zero Coupon, 6/15/2038	300,000	161,913
Series A, 0.01%, 6/15/2042	440,000	195,237
Series B, 5.00%, 6/15/2037	1,770,000	2,180,463
Linn & Benton Counties, OR, School District No. 8J Greater Albany, General Obligation:
5.00%, 6/15/2024	3,235,000	3,799,960
5.00%, 6/15/2037	100,000	123,551
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation Series B, 5.00%, 6/15/2029	135,000	171,856
Multnomah County School District No. 7 Reynolds, General Obligation Series A, 5.00%, 6/15/2029	805,000	969,566
Ohio, State Special Obligation Series C, 5.00%, 12/1/2029	180,000	224,186
Oregon, State Department of Administration Services, Lottery Revenue:
Series C, 5.00%, 4/1/2025	220,000	266,033
Series C, 5.00%, 4/1/2026	510,000	614,933
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2039	5,000,000	6,507,750
Series C, 5.00%, 11/15/2025	170,000	209,450
Oregon, State General Obligation:
Series A, 5.00%, 5/1/2022	5,000,000	5,383,500
Series C, 5.00%, 8/1/2041	1,065,000	1,287,681
Security Description	Principal Amount	Value
Series F, 5.00%, 5/1/2028	$180,000	$224,467
Series F, 5.00%, 5/1/2030	145,000	179,380
Series F, 5.00%, 5/1/2035	100,000	121,628
Series I, 5.00%, 8/1/2024	125,000	147,751
Series I, 5.00%, 8/1/2029	195,000	250,251
Series L, 5.00%, 8/1/2029	3,370,000	4,324,856
Series L, 5.00%, 8/1/2030	1,250,000	1,595,887
Series L, 5.00%, 8/1/2042	4,540,000	5,574,757
Oregon, State Health & Science University Revenue:
Series B, 4.00%, 7/1/2046	155,000	170,963
Series B, 5.00%, 7/1/2033	1,150,000	1,384,497
Series B, 5.00%, 7/1/2036	235,000	280,684
Series B, 5.00%, 7/1/2038	285,000	338,817
Portland Community College District, General Obligation:
5.00%, 6/15/2025	430,000	523,714
5.00%, 6/15/2027	1,440,000	1,798,278
5.00%, 6/15/2029	500,000	618,675
5.00%, 6/15/2030	660,000	813,331
5.00%, 6/15/2031	500,000	613,660
5.00%, 6/15/2032	500,000	611,790
5.00%, 6/15/2033	500,000	610,235
Portland, OR, Sewer System Revenue Series A, 2.50%, 6/15/2033	325,000	341,562
Tri-County Metropolitan Transportation District of Oregon Revenue Series A, 5.00%, 9/1/2041	570,000	700,644
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series J, 5.00%, 6/15/2026	650,000	815,432
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2027	120,000	141,190
Series B, Zero Coupon, 6/15/2029	200,000	171,712
Series B, Zero Coupon, 6/15/2034	330,000	224,205
Series B, 0.01%, 6/15/2032	200,000	149,414
Washington County, OR, School District No. 1, General Obligation:
4.00%, 6/15/2039	1,920,000	2,313,082
5.00%, 6/15/2035	390,000	484,868

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Yamhill County, OR, School District No. 40 McMinnville, General Obligation 4.00%, 6/15/2037	$200,000	$225,858
		48,248,563
PENNSYLVANIA — 1.5%
Abington, PA, School District Series A, 4.00%, 10/1/2035	535,000	612,907
Allegheny, PA, General Obligation:
4.00%, 11/1/2045	2,570,000	3,046,915
Series C-75, 5.00%, 11/1/2026	315,000	397,880
Bensalem Township School District, General Obligation 5.00%, 6/1/2028	135,000	154,303
Chester, PA, General Obligation Series A, 4.00%, 7/15/2029	185,000	218,581
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	120,000	129,508
Series A, 5.00%, 10/1/2042	795,000	935,127
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (c)	375,000	449,381
Pennsylvania Turnpike Commission Revenue:
Series A, 5.00%, 12/1/2028	105,000	130,908
Series A, 5.00%, 12/1/2030	160,000	197,597
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	280,000	328,283
Pennsylvania, State General Obligation:
4.00%, 2/1/2030	400,000	460,964
4.00%, 3/1/2038	4,085,000	4,721,974
5.00%, 3/1/2022	500,000	533,720
5.00%, 9/15/2022	2,500,000	2,732,200
5.00%, 3/15/2023	120,000	133,952
5.00%, 9/15/2023	600,000	683,694
5.00%, 3/15/2025	325,000	391,423
5.00%, 8/15/2025	275,000	335,967
5.00%, 9/15/2025	1,570,000	1,923,423
5.00%, 9/15/2026	1,075,000	1,351,587
5.00%, 1/1/2027	500,000	632,040
5.00%, 3/15/2028	270,000	323,198
5.00%, 9/15/2028	8,030,000	10,010,840
Security Description	Principal Amount	Value
5.00%, 1/1/2024	$725,000	$835,258
Series D, 5.00%, 8/15/2032	800,000	955,144
Series REF, 5.00%, 1/15/2022	1,480,000	1,570,798
Series REF, 5.00%, 1/15/2025	1,250,000	1,496,700
Series REF, 5.00%, 1/15/2028	2,410,000	3,027,442
Pennsylvania, State Higher Educational Facilities Authority Revenue:
5.00%, 9/1/2045	2,000,000	2,556,300
Series A, 2.25%, 8/15/2041 (b)	685,000	696,892
Series A, 4.00%, 8/15/2033	190,000	217,926
Series A, 4.00%, 8/15/2034	145,000	166,045
Series A, 4.00%, 8/15/2035	470,000	538,047
Series AQ, 5.00%, 6/15/2021	150,000	154,946
Series AT-1, 5.00%, 6/15/2024	200,000	231,954
Series AT-1, 5.00%, 6/15/2025	100,000	119,877
Series AT-1, 5.00%, 6/15/2030	100,000	120,184
Series B, 5.00%, 10/1/2025	200,000	245,166
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2041	150,000	178,150
Series A, 5.00%, 9/1/2042	270,000	329,219
Series B, 4.00%, 9/1/2036	490,000	552,254
Series B, 5.00%, 9/1/2023	1,385,000	1,576,144
Pittsburgh Water & Sewer Authority Revenue Series B, 5.00%, 9/1/2032 (c)	1,640,000	2,263,036
State Public School Building Authority Revenue:
5.00%, 12/1/2023	1,000,000	1,130,410
5.00%, 12/1/2029	610,000	747,024
		50,545,288
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue:
Series A, 4.00%, 5/15/2028	485,000	565,622
Series A, 5.00%, 5/15/2027	270,000	332,521
Series A, 5.00%, 9/1/2029	500,000	636,110

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Rhode Island, State & Providence Plantations, General Obligation:
Series B, 5.00%, 8/1/2031	$1,195,000	$1,500,454
Series C, 4.00%, 1/15/2033	1,500,000	1,818,060
Series D, 5.00%, 8/1/2021	135,000	140,455
Series D, 5.00%, 8/1/2024	250,000	294,557
		5,287,779
SOUTH CAROLINA — 0.3%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2026	450,000	559,309
Charleston, SC, General Obligation Series C, 5.00%, 11/1/2024	350,000	417,749
City of Columbia SC Waterworks & Sewer System Revenue 4.00%, 2/1/2044	2,750,000	3,178,725
Clemson University, SC, Revenue Series B, 4.00%, 5/1/2038	100,000	112,334
Lexington County, SC, School District No. 1, General Obligation 3.00%, 2/1/2038	1,975,000	2,158,418
Lexington County, SC, School District No. 2, General Obligation:
3.00%, 3/1/2038	125,000	132,715
Series C, 3.00%, 3/1/2038	325,000	348,556
South Carolina, General Obligation:
Series A, 4.00%, 4/1/2031	2,085,000	2,517,909
Series A, 5.00%, 4/1/2030	120,000	154,264
York, SC, General Obligation 5.00%, 4/1/2027	280,000	326,010
		9,905,989
TENNESSEE — 0.8%
Chattanooga, TN, Electric Revenue Series A, 5.00%, 9/1/2024	390,000	461,772
City of Clarksville, TN, Water Sewer & Gas Revenue 5.00%, 2/1/2041	2,075,000	2,462,299
Memphis, TN, General Obligation:
4.00%, 6/1/2032	2,320,000	2,699,390
4.00%, 6/1/2044	500,000	566,065
Series A, 5.00%, 4/1/2026	320,000	385,482
Security Description	Principal Amount	Value
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue:
Series A, 5.00%, 7/1/2042	$540,000	$655,960
Series B, 5.00%, 5/15/2026	345,000	431,350
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
4.00%, 7/1/2028	360,000	436,010
4.00%, 7/1/2031	750,000	888,487
4.00%, 7/1/2033	1,130,000	1,323,648
5.00%, 7/1/2021	135,000	139,887
5.00%, 1/1/2024	105,000	121,265
5.00%, 7/1/2024	110,000	129,520
5.00%, 1/1/2025	535,000	641,711
5.00%, 1/1/2026	170,000	210,956
5.00%, 1/1/2027	100,000	125,232
Series C, 5.00%, 7/1/2023	115,000	130,150
Shelby, TN, General Obligation:
Series A, 5.00%, 4/1/2021	200,000	204,840
Series A, 5.00%, 4/1/2025	285,000	344,633
Tennessee, State General Obligation:
5.00%, 9/1/2027	5,005,000	6,523,967
Series A, 5.00%, 8/1/2022	150,000	163,323
Series A, 5.00%, 2/1/2026	160,000	199,336
Tennessee, State School Bond Authority Revenue:
Series A, 5.00%, 11/1/2034	3,610,000	4,540,225
Series A, 5.00%, 11/1/2035	520,000	651,643
Series A, 5.00%, 11/1/2037	435,000	541,736
Series B, 5.00%, 11/1/2022	100,000	110,086
Series B, 5.00%, 11/1/2025	105,000	129,991
		25,218,964
TEXAS — 11.8%
Alamo, TX, Community College District, General Obligation:
5.00%, 8/15/2026	125,000	157,139
5.00%, 8/15/2027	575,000	742,319
5.00%, 8/15/2038	1,000,000	1,227,790
Alamo, TX, Regional Mobility Authority Revenue 5.00%, 6/15/2039	100,000	116,743

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2024 (c)	$220,000	$254,973
5.00%, 2/15/2026 (c)	150,000	179,912
5.00%, 2/15/2029 (c)	300,000	357,810
5.00%, 2/15/2030 (c)	215,000	269,507
Allen, TX, Independent School District, General Obligation 5.00%, 2/15/2027 (c)	320,000	395,667
Alvin, TX, Independent School District, General Obligation:
5.00%, 2/15/2027 (c)	345,000	427,610
Series A, 4.00%, 2/15/2039 (c)	255,000	291,195
Series A, 5.00%, 2/15/2030 (c)	165,000	203,425
Arlington, TX, Independent School District, General Obligation:
5.00%, 2/15/2028 (c)	3,000,000	3,916,830
5.00%, 2/15/2030 (c)	2,000,000	2,650,920
Series A, 5.00%, 2/15/2026 (c)	225,000	250,630
Series B, 5.00%, 2/15/2025 (c)	75,000	90,137
Austin, TX, Community College District, General Obligation 4.00%, 8/1/2043	2,000,000	2,266,960
Austin, TX, Electric Utility System Revenue:
5.00%, 11/15/2033	250,000	306,502
Series A, 5.00%, 11/15/2021	100,000	105,399
Series A, 5.00%, 11/15/2022	100,000	110,159
Austin, TX, General Obligation:
5.00%, 9/1/2021	115,000	120,103
5.00%, 9/1/2034	420,000	492,803
Austin, TX, Independent School District, General Obligation:
4.00%, 8/1/2033 (c)	3,700,000	4,459,425
4.00%, 8/1/2034 (c)	6,000,000	7,200,960
4.00%, 8/1/2035 (c)	2,000,000	2,478,520
5.00%, 8/1/2028 (c)	1,000,000	1,257,740
Series B, 5.00%, 8/1/2031 (c)	125,000	155,348
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2027	265,000	343,798
5.00%, 11/15/2034	375,000	431,325
Security Description	Principal Amount	Value
Series A, 5.00%, 5/15/2022	$600,000	$646,660
Series A, 5.00%, 5/15/2026	300,000	368,250
Bexar County, TX, General Obligation:
4.00%, 6/15/2034	650,000	753,753
4.00%, 6/15/2039	5,000,000	5,877,450
4.00%, 6/15/2041	350,000	402,993
5.00%, 6/15/2026	80,000	97,477
5.00%, 6/15/2027	355,000	431,439
Bexar County, TX, Hospital District, General Obligation:
4.00%, 2/15/2036	300,000	341,079
4.00%, 2/15/2043	3,755,000	4,236,766
5.00%, 2/15/2022	2,250,000	2,398,905
5.00%, 2/15/2026	140,000	172,519
5.00%, 2/15/2027	265,000	327,344
5.00%, 2/15/2029	130,000	159,271
5.00%, 2/15/2032	3,000,000	3,560,940
5.00%, 2/15/2034	680,000	836,754
5.00%, 2/15/2045	4,910,000	6,102,050
Birdville, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2025 (c)	250,000	299,612
Series B, 5.00%, 2/15/2028 (c)	200,000	238,636
Series B, 5.00%, 2/15/2030 (c)	550,000	654,934
Clear Creek, TX, Independent School District, General Obligation:
5.00%, 2/15/2032 (c)	1,000,000	1,241,810
5.00%, 2/15/2034 (c)	1,000,000	1,233,280
5.00%, 2/15/2037 (c)	2,555,000	3,123,666
5.00%, 2/15/2041 (c)	1,000,000	1,211,160
Cleburne, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2041 (c)	1,400,000	1,672,790
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2031	495,000	590,174
4.00%, 8/15/2032	280,000	332,343
4.00%, 8/15/2034	190,000	223,959
5.00%, 8/15/2025	390,000	477,520
5.00%, 8/15/2030	2,500,000	3,347,025
Collin County, TX, Revenue 3.13%, 2/15/2035	720,000	799,157

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Colorado River, TX, Municipal Water District Revenue 5.00%, 1/1/2025	$500,000	$596,690
Comal, TX, Independent School District, General Obligation Series B, 5.00%, 2/1/2024 (c)	395,000	456,821
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (c)	350,000	420,637
Series A, 5.00%, 2/15/2025 (c)	205,000	246,373
Coppell, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (c)	1,000,000	1,247,040
Crowley, Independent School District, General Obligation:
Series B, 4.00%, 8/1/2037 (c)	140,000	159,363
Series B, 5.00%, 8/1/2036 (c)	100,000	120,360
Cypress-Fairbanks, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (c)	235,000	269,543
4.00%, 2/15/2041 (c)	100,000	113,915
5.00%, 2/15/2022 (c)	2,000,000	2,132,940
5.00%, 2/15/2023 (c)	150,000	166,971
5.00%, 2/15/2028 (c)	435,000	517,372
5.00%, 2/15/2033 (c)	2,635,000	3,352,115
Dallas county, TX, General Obligation 5.00%, 8/15/2025	100,000	122,332
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
5.00%, 8/15/2029	2,000,000	2,589,540
5.00%, 12/1/2033	5,000,000	6,593,900
5.00%, 12/1/2034	6,000,000	7,882,500
Series A, 5.00%, 12/1/2028	295,000	361,918
Series A, 5.00%, 12/1/2029	255,000	312,406
Series A, 5.00%, 12/1/2030	160,000	195,837
Series A, 5.00%, 12/1/2033	100,000	117,719
Series A, 5.00%, 12/1/2034	175,000	212,704
Series A, 5.00%, 12/1/2035	810,000	960,047
Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2036	$295,000	$354,065
Series A, 5.00%, 12/1/2041	1,065,000	1,278,884
Series B, 5.00%, 12/1/2020	155,000	156,231
Dallas, TX, General Obligation:
5.00%, 2/15/2023	1,930,000	2,145,928
5.00%, 2/15/2024	370,000	428,009
5.00%, 2/15/2025	210,000	240,559
5.00%, 2/15/2027	250,000	286,020
5.00%, 2/15/2030	275,000	323,169
5.00%, 2/15/2031	2,050,000	2,523,611
Series B, 3.00%, 2/15/2036	540,000	579,296
Dallas, TX, Independent School District, General Obligation:
5.00%, 2/15/2036 (b) (c)	1,045,000	1,112,891
Series A, 3.00%, 2/15/2036 (c)	345,000	367,418
Series A, 4.00%, 2/15/2030 (c)	2,965,000	3,383,628
Series A, 4.00%, 2/15/2031 (c)	255,000	290,412
Series A, 5.00%, 8/15/2024 (c)	210,000	248,499
Series A, 5.00%, 2/15/2026 (c)	1,045,000	1,250,875
Series B, 5.00%, 2/15/2036 (c)	60,000	63,928
Dallas, TX, Waterworks & Sewer System Revenue:
Series A, 5.00%, 10/1/2027	110,000	133,955
Series A, 5.00%, 10/1/2028	300,000	363,015
Series A, 5.00%, 10/1/2029	100,000	124,456
Series A, 5.00%, 10/1/2033	410,000	501,680
Series A, 5.00%, 10/1/2034	800,000	978,056
Series A, 5.00%, 10/1/2036	680,000	828,866
Denton, TX, Independent School District, General Obligation:
5.00%, 8/15/2025 (c)	290,000	347,411
5.00%, 8/15/2028 (c)	175,000	208,723
5.00%, 8/15/2029 (c)	500,000	614,655
5.00%, 8/15/2030 (c)	115,000	140,961
Series B, 5.00%, 8/15/2043 (c)	2,225,000	2,771,371

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Eagle Mountain & Saginaw Independent School District 5.00%, 8/15/2030 (c)	$125,000	$154,184
El Paso, TX, General Obligation:
4.00%, 8/15/2042	210,000	238,209
Series A, 4.00%, 8/15/2034	1,000,000	1,223,210
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2026	165,000	191,316
Forney, TX, Independent School District, General Obligation 5.00%, 8/15/2029 (c)	125,000	151,033
Fort Bend County, TX, General Obligation:
Series B, 4.00%, 3/1/2029	150,000	175,532
Series B, 5.00%, 3/1/2026	250,000	299,957
Series B, 5.00%, 3/1/2028	520,000	640,364
Fort Bend, TX, Independent School District, General Obligation:
4.00%, 8/15/2032 (c)	275,000	327,610
5.00%, 8/15/2022 (c)	1,215,000	1,324,970
Fort Worth, TX, General Obligation:
Series A, 5.00%, 3/1/2023	50,000	55,775
Series A, 5.00%, 3/1/2026	110,000	131,130
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (c)	135,000	137,427
5.00%, 2/15/2022 (c)	675,000	719,867
5.00%, 2/15/2023 (c)	50,000	55,682
5.00%, 2/15/2025 (c)	195,000	234,920
Fort Worth, TX, Water & Sewer System Revenue:
5.00%, 2/15/2028	130,000	149,907
Series A, 5.00%, 2/15/2027	140,000	167,649
Frisco, TX, General Obligation:
5.00%, 2/15/2024	125,000	145,009
Series A, 5.00%, 2/15/2024	150,000	174,011
Series A, 5.00%, 2/15/2026	260,000	312,348
Frisco, TX, Independent School District, General Obligation:
Series A, 4.00%, 8/15/2032 (c)	510,000	586,684
Series A, 5.00%, 8/15/2022 (c)	300,000	327,153
Security Description	Principal Amount	Value
Galena Park, TX, Independent School District, General Obligation 4.00%, 8/15/2034 (c)	$375,000	$444,360
Garland, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (c)	1,000,000	1,185,550
5.00%, 2/15/2030 (c)	260,000	306,888
Georgetown, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2037 (c)	110,000	131,449
Grand Parkway, TX, Transportation Corp., Revenue:
Series A, 5.00%, 10/1/2031	1,000,000	1,285,120
Series A, 5.00%, 10/1/2043	1,300,000	1,607,944
Grand Prairie, TX, Independent School District, General Obligation 4.00%, 8/15/2030 (c)	100,000	115,771
Grapevine-Colleyville, TX, Independent School District, General Obligation 5.00%, 8/15/2031 (c)	500,000	603,595
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 11/15/2036	395,000	451,659
4.00%, 11/15/2037	840,000	957,785
5.00%, 11/15/2025	275,000	336,781
Harris County, TX, Flood Control District Revenue:
Series A, 4.00%, 10/1/2035	900,000	1,054,962
Series A, 5.00%, 10/1/2023	2,125,000	2,429,916
Series A, 5.00%, 10/1/2027	285,000	345,731
Series A, 5.00%, 10/1/2029	530,000	677,308
Series A, 5.00%, 10/1/2030	1,000,000	1,269,710
Series A, 5.00%, 10/1/2032	455,000	570,961
Series A, 5.00%, 10/1/2033	250,000	312,192
Series A, 5.00%, 10/1/2034	500,000	623,020
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2025	350,000	430,598

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2027	$500,000	$623,640
Series A, 5.00%, 10/1/2027	530,000	648,805
Series A, 5.00%, 10/1/2028	720,000	877,414
Series A, 5.00%, 8/15/2031	610,000	752,929
Series A, 5.00%, 10/1/2034	440,000	517,783
Series A, 5.00%, 10/1/2035	155,000	187,865
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2026	150,000	178,706
5.00%, 11/1/2028	120,000	142,690
Series A, 5.00%, 11/1/2024	4,805,000	5,689,889
Series A, 5.00%, 11/1/2026	380,000	478,173
Series A, 5.00%, 11/1/2028	200,000	254,266
Series A, 5.00%, 11/1/2029	300,000	380,163
Series B, 5.00%, 11/1/2024	225,000	266,436
Harris County, TX, Revenue:
5.00%, 8/15/2025	275,000	334,631
Series A, 5.00%, 8/15/2024	375,000	441,206
Series A, 5.00%, 8/15/2026	185,000	231,472
Series A, 5.00%, 8/15/2030	480,000	594,638
Series A, 5.00%, 8/15/2032	540,000	663,061
Series A, 5.00%, 8/15/2035	490,000	596,354
Series A, 5.00%, 8/15/2036	270,000	327,580
Harris County, TX, Toll Road Authority Revenue:
Series A, 4.00%, 8/15/2037	300,000	347,943
Series A, 5.00%, 8/15/2022	195,000	212,187
Series A, 5.00%, 8/15/2032	1,635,000	2,057,386
Hidalgo, TX, General Obligation Series A, 5.00%, 8/15/2036	645,000	806,108
Security Description	Principal Amount	Value
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2022	$255,000	$279,493
Houston, TX, Combined Utility System Revenue:
Series B, 4.00%, 11/15/2037	250,000	288,420
Series B, 5.00%, 11/15/2025	200,000	246,754
Series B, 5.00%, 11/15/2026	300,000	380,373
Series B, 5.00%, 11/15/2032	275,000	340,450
Series B, 5.00%, 11/15/2036	555,000	678,232
Series D, 5.00%, 11/15/2028	130,000	153,858
Houston, TX, General Obligation:
Series A, 4.00%, 3/1/2035	765,000	880,347
Series A, 4.00%, 3/1/2036	395,000	448,965
Series A, 5.00%, 3/1/2021	350,000	357,021
Series A, 5.00%, 3/1/2022	185,000	197,667
Series A, 5.00%, 3/1/2024	1,300,000	1,505,413
Series A, 5.00%, 3/1/2025	925,000	1,108,502
Series A, 5.00%, 3/1/2026	780,000	962,419
Series A, 5.00%, 3/1/2029	720,000	929,802
Series A, 5.00%, 3/1/2030	10,695,000	13,967,748
Series A, 5.00%, 3/1/2031	100,000	120,840
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (c)	100,000	106,661
5.00%, 2/15/2024 (c)	5,650,000	6,546,146
5.00%, 2/15/2025 (c)	3,100,000	3,727,161
5.00%, 2/15/2035 (c)	2,500,000	3,087,575
5.00%, 2/15/2042 (c)	315,000	381,241
Series A, 4.00%, 2/15/2033 (c)	700,000	809,606
Series A, 4.00%, 2/15/2040 (c)	130,000	147,945
Series A, 5.00%, 2/15/2022 (c)	390,000	415,978
Series A, 5.00%, 2/15/2027 (c)	555,000	684,576
Series A, 5.00%, 2/15/2030 (c)	395,000	484,404
Series A, 5.00%, 2/15/2031 (c)	445,000	543,883
Humble, TX, Independent School District, General Obligation:
Series A, 5.50%, 2/15/2025 (c)	110,000	134,691

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 2/15/2022 (c)	$580,000	$618,553
Hurst-Euless-Bedford, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2028	140,000	179,577
Hutto, TX, General Obligation 4.00%, 8/1/2043	250,000	282,172
Irving Independent, CA, School District, General Obligation Series A, 5.00%, 2/15/2023 (c)	175,000	194,976
Judson, TX, Independent School District, General Obligation:
4.00%, 2/1/2041 (c)	300,000	339,897
5.00%, 2/1/2025 (c)	225,000	270,259
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (c)	185,000	216,766
5.00%, 2/15/2042 (c)	230,000	282,442
5.00%, 2/15/2043 (c)	1,285,000	1,613,472
Series D, 5.00%, 2/15/2024 (c)	3,065,000	3,550,006
Series D, 5.00%, 2/15/2025 (c)	405,000	485,761
Keller, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2027 (c)	145,000	178,768
Klein, TX, Independent School District, General Obligation 4.00%, 8/1/2046 (c)	100,000	114,218
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2043 (c)	5,095,000	6,080,424
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2022 (c)	110,000	117,312
Leander, TX, Independent School District, General Obligation:
2.50%, 8/15/2040 (b) (c)	100,000	100,663
Series A, Zero Coupon, 8/16/2044 (c)	100,000	43,449
Series A, 2.75%, 8/15/2045 (b) (c)	150,000	150,000
Series A, 5.00%, 8/15/2026 (c)	640,000	779,808
Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2038 (c)	$100,000	$118,711
Series D, Zero Coupon, 8/15/2024 (c)	130,000	127,968
Series D, Zero Coupon, 8/15/2040 (c)	90,000	39,689
Lewisville, TX, Independent School District, General Obligation:
3.25%, 8/15/2036 (c)	100,000	109,103
5.00%, 8/15/2023 (c)	300,000	341,247
5.00%, 8/15/2024 (c)	135,000	159,577
5.00%, 8/15/2026 (c)	300,000	377,922
Series A, 4.00%, 8/15/2026 (c)	180,000	210,569
Series A, 4.00%, 8/15/2027 (c)	110,000	128,335
Series A, 5.00%, 8/15/2021 (c)	105,000	109,442
Series A, 5.00%, 8/15/2022 (c)	560,000	610,686
Series B, 5.00%, 8/15/2028	525,000	637,712
Little Elm, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (c)	3,000,000	3,729,750
Lone Star, TX, College System, General Obligation:
5.00%, 2/15/2033	400,000	487,000
Series B, 5.00%, 2/15/2021	585,000	595,518
Series B, 5.00%, 2/15/2023	290,000	323,031
Series B, 5.00%, 2/15/2024	295,000	342,330
Series B, 5.00%, 2/15/2025	355,000	426,820
Lubbock, TX, General Obligation:
5.00%, 2/15/2022	160,000	170,658
5.00%, 2/15/2024	410,000	474,878
5.00%, 2/15/2025	2,575,000	3,088,481
5.00%, 2/15/2029	100,000	132,059
Manor, TX, Independent School District, General Obligation 4.00%, 8/1/2044 (c)	355,000	392,591
Montgomery Independent School District 5.00%, 2/15/2028 (c)	245,000	291,861
Montgomery, MD, State General Obligation 5.00%, 3/1/2028	415,000	512,056

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Montgomery, TX, State General Obligation Series A, 4.00%, 3/1/2042	$405,000	$450,036
North East, TX, Independent School District, General Obligation:
5.00%, 8/1/2024 (c)	370,000	436,256
5.00%, 8/1/2043 (c)	5,000,000	6,082,650
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	135,000	160,076
5.00%, 9/1/2027	200,000	242,856
Northside, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (c)	190,000	215,682
4.00%, 8/15/2045 (c)	275,000	310,084
Northwest, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (c)	275,000	330,932
5.00%, 2/15/2042 (c)	380,000	456,893
Series A, 5.00%, 2/15/2025 (c)	55,000	66,100
Series B, 5.00%, 2/15/2023 (c)	230,000	256,197
Series B, 5.00%, 2/15/2026 (c)	260,000	311,847
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2030 (c)	490,000	603,817
Plano, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2028 (c)	200,000	248,370
Series A, 5.00%, 2/15/2029 (c)	500,000	618,825
Port Arthur, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2045 (c)	165,000	192,205
Round Rock, TX, Independent School District, General Obligation:
5.00%, 8/1/2026	150,000	188,367
Series A, 5.00%, 8/1/2025 (c)	7,310,000	8,950,364
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2024	280,000	323,664
5.00%, 2/1/2025	125,000	149,931
5.00%, 2/1/2026	2,645,000	3,290,865
Security Description	Principal Amount	Value
5.00%, 2/1/2027	$375,000	$470,269
5.00%, 2/1/2028	515,000	643,075
5.00%, 2/1/2041	260,000	321,568
5.00%, 2/1/2042	260,000	321,123
San Antonio, TX, General Obligation:
5.00%, 2/1/2027	925,000	1,108,409
5.00%, 2/1/2031	950,000	1,143,781
5.00%, 8/1/2037	320,000	405,075
San Antonio, TX, Independent School District, General Obligation:
4.00%, 8/15/2034 (c)	500,000	601,320
5.00%, 2/15/2024 (c)	315,000	364,729
5.00%, 2/15/2027 (c)	510,000	613,178
5.00%, 8/15/2029 (c)	5,000,000	6,557,500
5.00%, 8/15/2043 (c)	620,000	732,449
San Antonio, TX, Water System Revenue:
Series A, 5.00%, 5/15/2026	2,550,000	3,189,846
Series A, 5.00%, 5/15/2029	210,000	260,455
Series A, 5.00%, 5/15/2030	500,000	618,880
Series C, 4.00%, 5/15/2037	130,000	149,978
Series C, 5.00%, 5/15/2026	200,000	250,184
Series C, 5.00%, 5/15/2030	160,000	201,219
San Jacinto, TX, Community College District, General Obligation Series A, 4.00%, 2/15/2041	515,000	587,816
Schertz-Cibolo-Universal City Independent School District, General Obligation 4.00%, 2/1/2036 (c)	110,000	121,141
Sherman, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2041 (c)	550,000	681,219
Spring Independent School District, General Obligation:
5.00%, 8/15/2022 (c)	200,000	218,102
5.00%, 8/15/2025 (c)	280,000	342,986
5.00%, 8/15/2026 (c)	550,000	668,079
Tarrant, TX, County College District 4.00%, 8/15/2033	5,000,000	6,202,700

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2024	$240,000	$278,189
5.00%, 3/1/2025	250,000	299,837
5.00%, 3/1/2026	580,000	698,442
Texas Public Finance Authority Revenue 4.00%, 2/1/2035	1,800,000	2,167,002
Texas, State A&M University Revenue:
Series C, 5.00%, 5/15/2025	220,000	266,946
Series E, 5.00%, 5/15/2027	160,000	206,048
Texas, State General Obligation:
5.00%, 8/1/2021	595,000	618,996
5.00%, 10/1/2023	275,000	314,372
5.00%, 4/1/2024	835,000	973,159
5.00%, 4/1/2025	685,000	828,329
5.00%, 8/1/2025	850,000	884,127
5.00%, 4/1/2026	310,000	360,704
5.00%, 4/1/2028	160,000	186,752
5.00%, 4/1/2043	1,450,000	1,746,235
Series A, 4.00%, 10/1/2033	130,000	153,759
Series A, 5.00%, 10/1/2022	375,000	410,940
Series A, 5.00%, 4/1/2023	375,000	419,880
Series A, 5.00%, 10/1/2024	165,000	195,972
Series A, 5.00%, 4/1/2025	160,000	193,478
Series A, 5.00%, 4/1/2026	100,000	124,901
Series A, 5.00%, 10/1/2026	400,000	484,217
Series A, 5.00%, 10/1/2027	280,000	343,232
Series A, 5.00%, 10/1/2028	445,000	527,165
Series A, 5.00%, 4/1/2029	100,000	123,735
Series A, 5.00%, 10/1/2030	105,000	134,380
Series A, 5.00%, 10/1/2032	200,000	254,202
Series A, 5.00%, 4/1/2033	1,025,000	1,253,370
Series A, 5.00%, 4/1/2044	500,000	601,260
Series B, 5.00%, 10/1/2029	100,000	128,655
Series B, 5.00%, 10/1/2033	360,000	456,170
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2023	240,000	274,282
5.00%, 10/1/2024	265,000	314,743
Series A, 3.00%, 10/1/2021	100,000	102,859
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2024	$545,000	$647,302
Series A, 5.00%, 10/1/2025	635,000	781,228
Series A, 5.00%, 10/1/2026	275,000	347,468
Series A, 5.00%, 4/1/2033	260,000	303,472
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2022	250,000	267,360
Series A, 5.00%, 3/15/2023	200,000	223,150
Series A, 5.00%, 3/15/2025	880,000	1,058,992
Series A, 5.00%, 3/15/2026	735,000	900,105
Series A, 5.00%, 3/15/2028	1,245,000	1,575,635
Series A, 5.00%, 3/15/2029	140,000	175,559
Series A, 5.00%, 3/15/2030	2,335,000	2,910,157
Series A, 5.00%, 3/15/2031	3,395,000	4,211,565
Series A, 5.00%, 3/15/2033	500,000	614,330
Texas, State Water Development Board Revenue:
4.00%, 8/1/2036	150,000	176,543
4.00%, 10/15/2036	3,675,000	4,335,528
5.00%, 4/15/2024	220,000	256,868
5.00%, 4/15/2026	135,000	168,469
5.00%, 4/15/2027	2,990,000	3,804,506
5.00%, 4/15/2029	340,000	431,460
5.00%, 8/1/2033	3,000,000	3,955,020
5.00%, 10/15/2041	4,820,000	5,961,183
5.00%, 10/15/2043	4,405,000	5,520,434
Series A, 4.00%, 10/15/2037	180,000	212,765
Series A, 4.00%, 10/15/2040	115,000	131,581
Series A, 4.00%, 10/15/2052	125,000	143,536
Series A, 5.00%, 10/15/2020	130,000	130,230
Series A, 5.00%, 4/15/2021	100,000	102,620
Series A, 5.00%, 4/15/2026	135,000	167,508
Series A, 5.00%, 4/15/2027	120,000	153,475
Series A, 5.00%, 10/15/2029	645,000	795,214
Series A, 5.00%, 10/15/2031	575,000	704,714

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/15/2040	$600,000	$725,034
Series B, 5.00%, 10/15/2032	5,570,000	7,278,486
Series B, 5.00%, 10/15/2038	2,020,000	2,593,013
Tomball, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (c)	115,000	138,044
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	133,890
Trinity, TX, River Authority Central Regional Wastewater System Revenue:
5.00%, 8/1/2024	295,000	347,085
5.00%, 8/1/2025	335,000	407,836
5.00%, 8/1/2029	4,115,000	5,243,210
5.00%, 8/1/2030	100,000	126,910
5.00%, 8/1/2037	595,000	739,186
University of Houston, Revenue:
Series A, 4.00%, 2/15/2025	265,000	305,132
Series A, 5.00%, 2/15/2025	380,000	453,952
Series A, 5.00%, 2/15/2030	175,000	211,850
Series C, 4.00%, 2/15/2039	1,025,000	1,133,342
University of North Texas Revenue:
Series A, 5.00%, 4/15/2025	200,000	240,772
Series A, 5.00%, 4/15/2027	1,250,000	1,584,962
Series A, 5.00%, 4/15/2029	285,000	356,088
Series A, 5.00%, 4/15/2030	120,000	149,179
Series A, 5.00%, 4/15/2031	115,000	142,296
University of Texas, Permanent University Fund Revenue:
Series A, 5.00%, 7/1/2030	120,000	142,940
Series A, 5.00%, 7/1/2032	120,000	142,386
Series A, 5.25%, 7/1/2029	85,000	103,429
Series A, 5.50%, 7/1/2025	180,000	223,610
Series A, 5.50%, 7/1/2026	125,000	154,953
Series A-BOARD OF REGENTS, 3.00%, 7/1/2031	375,000	412,789
Series B, 4.00%, 7/1/2034	300,000	346,746
Series B, 5.00%, 7/1/2021	150,000	155,454
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2024	$175,000	$205,480
Series B, 5.00%, 7/1/2025	265,000	309,210
Series B, 5.00%, 7/1/2027	60,000	69,791
Series B, 5.00%, 7/1/2029	145,000	173,316
University of Texas, Revenue:
Series A, 5.00%, 8/15/2040	1,825,000	2,720,053
Series B, 2.50%, 8/15/2036 (b)	535,000	541,794
Series B, 2.50%, 8/15/2046 (b)	455,000	460,328
Series B, 4.00%, 8/15/2036	350,000	399,679
Series B, 5.00%, 8/15/2026	340,000	429,213
Series B, 5.00%, 8/15/2027	405,000	476,333
Series C, 3.00%, 8/15/2035	470,000	481,191
Series C, 5.00%, 8/15/2031	1,665,000	2,331,100
Series E, 5.00%, 8/15/2026	140,000	176,735
Series E, 5.00%, 8/15/2027	100,000	129,410
Series H, 5.00%, 8/15/2022	255,000	278,128
Series I, 5.00%, 8/15/2024	3,055,000	3,617,670
Series J, 5.00%, 8/15/2024	315,000	373,017
Series J, 5.00%, 8/15/2025	260,000	318,627
Series J, 5.00%, 8/15/2026	200,000	252,478
Series J, 5.00%, 8/15/2027	425,000	532,593
Via, TX, Metropolitan Transit Revenue:
5.00%, 7/15/2025	180,000	217,953
5.00%, 7/15/2026	280,000	349,012
5.00%, 7/15/2028	505,000	631,735
Waco, TX, General Obligation:
5.00%, 2/1/2023	145,000	161,033
5.00%, 2/1/2024	125,000	144,519
Waller, TX, Consolidated Independent School District:
3.00%, 2/15/2039 (c)	4,000,000	4,362,160
4.00%, 2/15/2044 (c)	2,000,000	2,403,820
		389,440,605

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
UTAH — 0.5%
Alpine, UT, School District, General Obligation 5.00%, 3/15/2024	$100,000	$116,421
Central Utah, Water Conservancy District Revenue:
Series B, 4.00%, 10/1/2036	530,000	622,893
Series B, 5.00%, 10/1/2027	145,000	188,271
University of Texas, Revenue 5.00%, 8/1/2044	1,250,000	1,523,612
University of Utah, Revenue:
Series A, 5.00%, 8/1/2030	2,365,000	2,996,053
Series B-1, 5.00%, 8/1/2023	170,000	193,166
Series B-1, 5.00%, 8/1/2028	600,000	768,462
Utah, State General Obligation:
5.00%, 7/1/2023	145,000	164,273
5.00%, 7/1/2025	30,000	36,722
5.00%, 7/1/2026	3,080,000	3,888,778
5.00%, 7/1/2027	360,000	459,583
5.00%, 7/1/2029	1,655,000	2,217,865
5.00%, 7/1/2031	655,000	865,072
Utah, State Transit Authority, Sales Tax Revenue:
5.00%, 12/15/2033	1,585,000	1,988,382
Series A, 5.00%, 6/15/2028	160,000	192,544
Series A, 5.00%, 6/15/2038	505,000	616,812
		16,838,909
VIRGINIA — 2.4%
Arlington County, VA, General Obligation:
5.00%, 8/15/2021	250,000	260,575
5.00%, 8/15/2032	4,690,000	6,151,545
Series B, 5.00%, 8/15/2027	165,000	208,841
Fairfax County, VA, Economic Development Authority, Improvement Revenue 5.00%, 4/1/2025	335,000	405,427
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2027	500,000	594,080
Series A, 4.00%, 10/1/2036	305,000	357,494
Series A, 5.00%, 10/1/2025	185,000	220,296
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2032	$100,000	$125,668
Series B, 5.00%, 10/1/2025	200,000	244,626
Fairfax County, VA, Sewer Revenue Series A, 3.50%, 7/15/2036	3,500,000	3,943,835
Fairfax County, VA, Water Authority Revenue 5.00%, 4/1/2041	675,000	830,797
Hampton Roads, VA, Sanitation District, Wastewater Revenue:
Series A, 3.00%, 8/1/2035	250,000	267,565
Series A, 3.00%, 8/1/2036	250,000	266,738
Hampton Roads, VA, Transportation Accountability Commission Revenue:
Series A, 5.00%, 7/1/2033	1,000,000	1,268,120
Series A, 5.00%, 7/1/2036	1,000,000	1,255,820
Series A, 5.00%, 7/1/2038	650,000	808,061
Series A, 5.00%, 7/1/2042	2,495,000	3,070,122
Loudoun County VA General Obligation Series A, 5.00%, 12/1/2028	1,120,000	1,500,576
Richmond, VA, General Obligation Series A, 5.00%, 7/15/2022	1,735,000	1,885,355
Richmond, VA, Public Utility Revenue 4.00%, 1/15/2036	300,000	340,191
University of Virginia, Revenue:
Series A, 5.00%, 4/1/2042	500,000	611,860
Series B, 5.00%, 4/1/2044	5,000,000	6,097,550
Virginia, Beach General Obligation Series B, 5.00%, 9/15/2024	375,000	445,466
Virginia, Commonwealth Transportation Board Revenue:
3.00%, 5/15/2041	300,000	318,633
3.25%, 5/15/2043	1,100,000	1,203,708
4.00%, 5/15/2038	3,680,000	4,225,436
5.00%, 3/15/2022	150,000	160,530
5.00%, 9/15/2023	1,800,000	2,053,944
5.00%, 3/15/2025	2,875,000	3,471,074
5.00%, 9/15/2027	2,425,000	3,034,427
5.00%, 9/15/2028	250,000	312,495
5.00%, 3/15/2032	130,000	164,433
Series A, 5.00%, 5/15/2022	500,000	539,040

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 5/15/2029	$4,695,000	$6,060,822
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2024	320,000	371,011
5.00%, 2/1/2025	155,000	186,549
5.00%, 2/1/2031	3,410,000	4,252,850
Series A, 5.00%, 2/1/2021	380,000	386,114
Series A, 5.00%, 2/1/2022	110,000	117,119
Series A, 5.00%, 2/1/2023	150,000	166,920
Series A, 5.00%, 9/1/2028	1,835,000	2,301,108
Series A, 5.00%, 2/1/2031	500,000	601,990
Series B, 5.00%, 2/1/2022	100,000	106,472
Series D, 5.00%, 2/1/2023	250,000	278,200
Series D, 5.00%, 2/1/2024	210,000	243,476
Virginia, State General Obligation Series B, 5.00%, 6/1/2022	710,000	767,325
Virginia, State Public Building Authority Revenue:
4.00%, 8/1/2038	750,000	918,007
4.00%, 8/1/2040	810,000	984,879
5.00%, 8/1/2028	2,000,000	2,644,860
Series A, 3.00%, 8/1/2032	210,000	230,019
Series A, 4.00%, 8/1/2034	820,000	1,007,755
Series A, 4.00%, 8/1/2035	260,000	318,193
Series A, 5.00%, 8/1/2025	100,000	122,602
Series A, 5.00%, 8/1/2029	150,000	190,896
Series B, 5.00%, 8/1/2022	150,000	163,323
Series B, 5.00%, 8/1/2024	740,000	875,938
Series B, 5.00%, 8/1/2027	2,500,000	3,241,675
Series B, 5.00%, 8/1/2028	755,000	998,435
Series B, 5.00%, 8/1/2030	1,500,000	2,069,670
Virginia, State Public School Authority Revenue 5.00%, 8/1/2025	175,000	214,648
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 10/1/2026	250,000	308,130
5.00%, 10/1/2027	515,000	634,748
5.00%, 11/1/2040	1,500,000	1,808,160
5.00%, 11/1/2045	160,000	191,374
Series B, 5.00%, 11/1/2023	20,000	21,011
		79,428,607
WASHINGTON — 4.4%
Auburn, WA, School District No 408 of King & Pierce Counties, General Obligation 5.00%, 12/1/2029	150,000	192,960
Security Description	Principal Amount	Value
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series S1, 5.00%, 11/1/2025	$185,000	$227,143
Series S1, 5.00%, 11/1/2035	335,000	409,464
Series S-1, 5.00%, 11/1/2025	160,000	196,448
Series S-1, 5.00%, 11/1/2027	85,000	103,550
Series S-1, 5.00%, 11/1/2030	385,000	467,729
Series S-1, 5.00%, 11/1/2035	105,000	125,762
Chelan County, Public Utility District No. 1, Revenue Series A, 5.00%, 7/1/2022	1,865,000	2,023,115
Energy Northwest, WA, Electric Revenue:
5.00%, 7/1/2023	5,000,000	5,655,750
5.00%, 7/1/2025	180,000	219,568
5.00%, 7/1/2026	535,000	650,630
5.00%, 7/1/2028	145,000	191,536
5.00%, 7/1/2035	3,575,000	4,777,272
Series A, 5.00%, 7/1/2023	4,050,000	4,581,157
Series A, 5.00%, 7/1/2025	205,000	250,063
Series A, 5.00%, 7/1/2026	2,430,000	2,513,300
Series A, 5.00%, 7/1/2027	1,165,000	1,457,413
Series A, 5.00%, 7/1/2028	1,160,000	1,364,868
Series A, 5.00%, 7/1/2033	545,000	681,027
Series A, 5.00%, 7/1/2036	1,370,000	1,778,507
Series C, 5.00%, 7/1/2027	125,000	145,905
Series C, 5.00%, 7/1/2030	290,000	378,325
Series C-PROJ 1 ELEC REV, 5.00%, 7/1/2025	180,000	219,568
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	465,000	564,519
King & Snohomish Counties School District No. 417 Northshore, General Obligation:
5.00%, 12/1/2035	3,000,000	3,822,930
5.00%, 12/1/2036	3,000,000	3,808,980
King County, School District No. 401 Highline, General Obligation:
3.13%, 12/1/2032	470,000	511,200
4.00%, 12/1/2035	1,300,000	1,487,577
King County, School District No. 405 Bellevue, General Obligation:
5.00%, 12/1/2026	130,000	165,309
5.00%, 12/1/2029	300,000	377,334

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
King County, School District No. 411 Issaquah, General Obligation:
3.00%, 12/1/2030	$775,000	$857,770
5.00%, 12/1/2028	100,000	126,260
5.00%, 12/1/2031	100,000	127,322
5.00%, 12/1/2032	300,000	379,806
King County, School District No. 414, Lake Washington, General Obligation:
4.00%, 12/1/2026	110,000	131,153
4.00%, 12/1/2030	2,500,000	2,911,575
5.00%, 12/1/2022	1,040,000	1,149,034
5.00%, 12/1/2030	2,665,000	3,359,819
5.00%, 12/1/2031	2,035,000	2,553,518
King County, WA, General Obligation:
5.00%, 7/1/2025	170,000	203,461
5.00%, 7/1/2027	160,000	191,090
5.00%, 7/1/2029	560,000	665,426
5.00%, 7/1/2031	225,000	266,524
Series E, 5.00%, 12/1/2028	225,000	276,941
Series E, 5.00%, 12/1/2029	305,000	374,012
King County, WA, Sewer Revenue:
5.00%, 7/1/2042	200,000	243,662
Series A, 4.00%, 7/1/2035	1,765,000	2,004,705
Series B, 5.00%, 7/1/2027	125,000	146,720
Series B, 5.00%, 7/1/2041	100,000	120,689
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2027	120,000	147,358
5.00%, 12/1/2034	100,000	119,480
5.00%, 12/1/2039	180,000	223,004
5.25%, 12/1/2038	500,000	602,570
Pierce County, School District No. 3 Puyallup, General Obligation:
5.00%, 12/1/2030	495,000	625,883
5.00%, 12/1/2031	4,750,000	6,284,535
5.00%, 12/1/2032	5,850,000	7,688,362
Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 7/1/2036	200,000	232,794
4.00%, 4/1/2041	200,000	224,316
Seattle, WA, General Obligation:
5.00%, 6/1/2026	100,000	117,012
5.00%, 1/1/2038	2,040,000	2,474,928
Series A, 5.00%, 6/1/2023	100,000	112,810
Series A, 5.00%, 6/1/2024	225,000	263,997
Security Description	Principal Amount	Value
Seattle, WA, Municipal Light & Power Revenue Series B, 4.00%, 5/1/2045	$175,000	$192,584
Seattle, WA, Water System Revenue:
5.00%, 5/1/2024	100,000	116,919
5.00%, 8/1/2030	200,000	250,134
Snohomish County, School District No. 201 Snohomish, General Obligation 5.00%, 12/1/2027	2,500,000	3,064,225
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2031	295,000	369,830
Series A, 5.00%, 12/1/2032	360,000	450,580
University of Washington, Revenue:
Series A, 4.00%, 12/1/2041	300,000	335,823
Series B, 5.00%, 6/1/2027	120,000	143,006
Washington, State General Obligation:
5.00%, 8/1/2022	6,125,000	6,669,022
5.00%, 8/1/2023	100,000	113,596
5.00%, 6/1/2029 (d)	650,000	862,894
5.00%, 2/1/2030	4,000,000	5,450,760
5.00%, 8/1/2033	255,000	320,433
5.00%, 6/1/2034 (d)	1,840,000	2,420,538
5.00%, 6/1/2035 (d)	925,000	1,212,046
5.00%, 2/1/2036	1,500,000	1,975,875
5.00%, 8/1/2040	7,410,000	9,052,649
5.00%, 8/1/2044	5,725,000	7,415,137
Series 2016A, 5.00%, 7/1/2024	165,000	194,279
Series 2017-A, 5.00%, 8/1/2041	2,700,000	3,290,004
Series A, 5.00%, 8/1/2027	225,000	273,165
Series A, 5.00%, 8/1/2031	330,000	413,328
Series A, 5.00%, 8/1/2034	300,000	371,673
Series A, 5.00%, 8/1/2035	1,245,000	1,544,518
Series A, 5.00%, 8/1/2037	310,000	386,272
Series A, 5.00%, 8/1/2041	1,645,000	2,030,489
Series A-1, 5.00%, 8/1/2024	370,000	437,033
Series A-1, 5.00%, 8/1/2033	120,000	144,940
Series A-1, 5.00%, 8/1/2034	300,000	361,713
Series A-1, 5.00%, 8/1/2036	550,000	661,111
Series A-1, 5.00%, 8/1/2040	300,000	357,771
Series B, 5.00%, 7/1/2024	115,000	135,407
Series B, 5.00%, 2/1/2029	135,000	162,090

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2029	$530,000	$653,962
Series B, 5.00%, 7/1/2031	355,000	435,961
Series B, 5.00%, 7/1/2033	285,000	347,193
Series B, 5.00%, 2/1/2037	500,000	589,225
Series C, 5.00%, 2/1/2022	9,260,000	9,859,307
Series C, 5.00%, 2/1/2023	100,000	111,231
Series C, 5.00%, 2/1/2032	105,000	129,004
Series C, 5.00%, 2/1/2035	450,000	532,413
Series D, 5.00%, 2/1/2021	325,000	330,229
Series D, 5.00%, 2/1/2029	250,000	309,968
Series D, 5.00%, 2/1/2037	100,000	121,107
Series D, 5.00%, 2/1/2041	850,000	1,036,592
Series R, 5.00%, 7/1/2026	120,000	143,654
Series R-2015, 4.00%, 7/1/2026	450,000	509,346
Series R-2015-D, 5.00%, 7/1/2027	335,000	401,035
Series R-2015E, 5.00%, 7/1/2021	125,000	129,545
Series R-2015E, 5.00%, 7/1/2024	175,000	206,054
Series R-2015E, 5.00%, 7/1/2025	315,000	377,682
Series R-2015E, 5.00%, 7/1/2026	65,000	77,813
Series R-2017A, 5.00%, 8/1/2022	255,000	277,649
Series R-2017A, 5.00%, 8/1/2023	100,000	113,596
Series R-2017A, 5.00%, 8/1/2027	500,000	631,165
Series R-2017C, 5.00%, 8/1/2022	460,000	500,857
Series R-2017C, 5.00%, 8/1/2024	350,000	413,410
Series R-2017C, 5.00%, 8/1/2025	135,000	165,294
Series R-2018D, 5.00%, 8/1/2029	290,000	371,058
Series R-H, 5.00%, 7/1/2026	110,000	131,683
		144,641,322
WEST VIRGINIA — 0.3%
West Virginia, Parkways Authority Revenue 5.00%, 6/1/2043	2,000,000	2,472,000
West Virginia, State General Obligation:
5.00%, 6/1/2044	500,000	635,915
Series A, 5.00%, 6/1/2024	140,000	164,153
Series A, 5.00%, 6/1/2025	230,000	279,512
Series A, 5.00%, 6/1/2026	130,000	162,993
Series B-GROUP 2, 4.00%, 6/1/2042	750,000	866,265
Series B-GROUP 2, 4.00%, 12/1/2042	475,000	548,041
Security Description	Principal Amount	Value
Series B-GROUP 2, 5.00%, 12/1/2038	$1,000,000	$1,260,740
Series B-GROUP 2, 5.00%, 6/1/2040	750,000	941,872
Series B-GROUP 2, 5.00%, 12/1/2040	3,000,000	3,762,360
		11,093,851
WISCONSIN — 1.7%
Ashwaubenon, WI, Community Development Authority Revenue 3.00%, 6/1/2044	1,775,000	1,825,037
Madison, WI, General Obligation Series A, 4.00%, 10/1/2023	110,000	122,639
Milwaukee, WI, General Obligation:
2.25%, 3/1/2028	500,000	539,230
Series N2, 4.00%, 3/1/2022	200,000	210,666
Series N4 & B5 CORP, 5.00%, 4/1/2024	125,000	144,263
Series N4 & B5 CORP, 5.00%, 4/1/2027	895,000	1,124,048
Public Finance Authority, WI, Lease Development Revenue 5.00%, 3/1/2029	300,000	355,581
Wisconsin, Revenue:
Series A, 5.00%, 5/1/2028	7,000,000	8,958,670
Series B, 5.00%, 5/1/2031	105,000	128,733
Series B, 5.00%, 5/1/2032	550,000	672,634
Series B, 5.00%, 5/1/2033	115,000	140,222
Series B, 5.00%, 5/1/2034	275,000	334,810
Series B, 5.00%, 5/1/2035	350,000	424,638
Wisconsin, State Clean Water Revenue:
5.00%, 6/1/2027	630,000	738,820
5.00%, 6/1/2031	1,330,000	1,559,731
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2024	205,000	241,629
Series 1, 5.00%, 7/1/2026	1,270,000	1,601,838
Series A, 5.00%, 7/1/2031	320,000	372,867
Wisconsin, State Environmental Improvement Fund Revenue:
5.00%, 6/1/2032	910,000	1,096,049
Series A, 5.00%, 6/1/2026	140,000	170,646
Series A, 5.00%, 6/1/2027	330,000	401,722
Series A, 5.00%, 6/1/2034	965,000	1,159,332

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Wisconsin, State General Obligation:
4.00%, 5/1/2029	$680,000	$820,855
5.00%, 5/1/2024	735,000	860,795
5.00%, 5/1/2025	5,085,000	6,179,902
5.00%, 5/1/2027	135,000	164,068
5.00%, 11/1/2028	205,000	261,273
5.00%, 5/1/2029	160,000	193,070
Series 1, 5.00%, 5/1/2024	110,000	123,718
Series 1, 5.00%, 11/1/2025	290,000	352,443
Series 1, 5.00%, 11/1/2027	775,000	941,873
Series 1, 5.00%, 5/1/2030	2,000,000	2,770,160
Series 2, 5.00%, 11/1/2022	500,000	550,430
Series 2, 5.00%, 11/1/2024	1,145,000	1,366,638
Series 2, 5.00%, 11/1/2025	1,410,000	1,743,197
Series 2, 5.00%, 11/1/2026	6,295,000	8,011,709
Series 2, 5.00%, 11/1/2027	1,780,000	2,285,378
Series 3, 5.00%, 11/1/2023	180,000	198,194
Series 3, 5.00%, 11/1/2031	530,000	666,788
Series 4, 5.00%, 5/1/2025	375,000	447,589
Series A, 5.00%, 5/1/2026	355,000	415,224
Series A, 5.00%, 5/1/2027	1,045,000	1,260,865
Series A, 5.00%, 5/1/2028	920,000	1,031,430
Series A, 5.00%, 5/1/2035	130,000	154,591
Series B, 4.00%, 5/1/2023	355,000	390,134
Series C, 5.00%, 5/1/2029	300,000	351,351
Series D, 4.00%, 5/1/2029	105,000	116,813
Series D, 5.00%, 5/1/2032	120,000	138,858
Series D, 5.00%, 5/1/2033	1,240,000	1,430,092
		55,551,243
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,055,082,078)		3,258,203,030

Security Description	Shares
SHORT-TERM INVESTMENT — 0.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (e) (f) (Cost $1,080,375)	1,080,375	$1,080,375
TOTAL INVESTMENTS — 99.1% (Cost $3,056,162,453)		3,259,283,405
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		29,305,122
NET ASSETS — 100.0%		$3,288,588,527
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.1%
0.1%
Assured Guaranty Municipal Corp.	0.1%
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,258,203,030	$—	$3,258,203,030
Short-Term Investment	1,080,375	—	—	1,080,375
TOTAL INVESTMENTS	$1,080,375	$3,258,203,030	$—	$3,259,283,405
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,512,703	$4,512,703	$60,889,553	$64,321,881	$—	$—	1,080,375	$1,080,375	$1,999
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.9%
ALABAMA — 2.0%
Alabama, ST, Industrial Development Authority Revenue 6.45%, 12/1/2023	$695,000	$694,986
Birmingham, AL, Special Care Facilities Financing Authority Revenue Series S, 5.75%, 6/1/2045	1,335,000	1,356,133
Hoover,AL, Industrial Development Board Environmental Improvement Revenue 5.75%, 10/1/2049	2,500,000	2,251,350
Infirmary Health System, AL, Special Care Facilities Financing Authority of Mobile Revenue:
Series A, 3.00%, 2/1/2029	105,000	112,294
Series A, 3.00%, 2/1/2030	200,000	212,120
Jefferson County Board of Education/AL 4.00%, 2/1/2042	525,000	586,336
Jefferson County, AL, Sewer Warrant Revenue:
7.90%, 10/1/2050	5,500,000	5,422,835
Series A, 5.25%, 10/1/2048 (a)	240,000	265,483
Series D, 6.00%, 10/1/2042	3,210,000	3,728,254
Series D, 6.50%, 10/1/2053	2,010,000	2,363,901
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,648,704
Tuscaloosa County, AL, Industrial Development Authority Revenue:
Series A, 4.50%, 5/1/2032 (b)	2,000,000	2,150,160
Series A, 5.25%, 5/1/2044 (b)	2,420,000	2,669,212
		23,461,768
ALASKA — 0.4%
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	120,000	142,294
Northern, AK, Tobacco Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2032	500,000	500,150
Series A, 5.00%, 6/1/2046	3,390,000	3,406,780
Series B, 0.01%, 6/1/2046	3,700,000	625,115
Security Description	Principal Amount	Value
State of Alaska International Airports System Revenue Series B, 5.00%, 10/1/2035	$545,000	$634,004
		5,308,343
AMERICAN SAMOA — 0.1%
American Samoa, AS, Economic Development Authority Revenue Series A, 6.63%, 9/1/2035	1,000,000	1,157,550
ARIZONA — 1.7%
Arizona Industrial Development Authority Revenue:
4.50%, 1/1/2049	115,000	91,259
4.75%, 7/1/2029 (b)	175,000	186,576
5.00%, 6/1/2031 (b)	335,000	329,409
5.00%, 7/1/2039 (b)	365,000	385,893
5.00%, 1/1/2049	860,000	700,659
5.00%, 7/1/2049 (b)	500,000	516,050
5.00%, 7/1/2054 (b)	500,000	515,175
Series A, 3.63%, 5/20/2033	492,327	514,329
Series A, 4.00%, 7/15/2030 (b)	145,000	150,047
Series A, 5.00%, 7/15/2049 (b)	500,000	520,345
Series A, 5.25%, 7/1/2047 (b)	240,000	246,050
Series A, 6.38%, 6/1/2039 (b)	1,000,000	1,100,590
Series B, 5.00%, 3/1/2037 (b)	75,000	78,703
Series B, 5.00%, 3/1/2042 (b)	70,000	72,643
Series D, 5.00%, 7/1/2051 (b)	185,000	196,059
Series G, 5.00%, 7/1/2047 (b)	100,000	106,221
City Of Phoenix, Civic Improvement Corporation Junior Lien Airport Revenue Series A, 5.00%, 7/1/2044	960,000	1,148,602
Glendale, AZ, Industrial Development Authority Revenue:
5.00%, 11/15/2045	1,070,000	1,105,524
5.25%, 11/15/2046	1,010,000	971,095
Maricopa County Pollution Control Corp. Series A, 3.60%, 2/1/2040	600,000	644,502

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Maricopa County, AZ, Industrial Development Authority, Revenue:
5.00%, 7/1/2049 (b)	$595,000	$634,443
6.00%, 7/1/2052 (b)	1,000,000	1,127,780
Phoenix, AZ, Industrial Development Authority Education Revenue:
4.00%, 10/1/2041	30,000	31,301
5.00%, 7/1/2035 (b)	1,325,000	1,399,876
Pima Country, AZ, Industrial Development Authority, Education Revenue 5.00%, 6/15/2034 (b)	100,000	104,025
Pima County, AZ, Industrial Development Authority Education Revenue:
5.00%, 6/15/2047 (b)	1,000,000	1,009,840
5.25%, 7/1/2036	315,000	319,719
6.00%, 7/1/2048	1,220,000	1,235,043
6.75%, 2/1/2050 (b)	310,000	341,130
Series A, 7.38%, 7/1/2049	100,000	102,198
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	775,000	817,176
Salt Verde, AZ, Financial Corp. Revenue:
5.25%, 12/1/2027	265,000	332,768
5.25%, 12/1/2028	105,000	134,046
Tempe, AZ, Industrial Development Authority Revenue:
Series A, 6.13%, 10/1/2052 (b)	500,000	513,280
Series B, 4.00%, 10/1/2023 (b)	225,000	224,372
Series B, 5.35%, 10/1/2025 (b)	2,650,000	2,678,170
		20,584,898
ARKANSAS — 0.5%
Arkansas Development Finance Authority Industrial Development Revenue 4.50%, 9/1/2049 (b)	4,580,000	4,625,800
Baxter Country, AR, Hospital Revenue Series A, 3.00%, 9/1/2028	100,000	102,162
Pulaski County, AR, Public Facilities Board Revenue:
5.25%, 7/1/2033	510,000	515,212
5.50%, 7/1/2043	830,000	789,222
		6,032,396
Security Description	Principal Amount	Value
CALIFORNIA — 10.3%
Alameda, CA, Corridor Transportation Authority Revenue:
Series B, 3.00%, 10/1/2034 (a)	$175,000	$183,843
Series B, 5.00%, 10/1/2037	500,000	576,420
Anaheim Public Financing Authority Revenue Zero Coupon, 9/1/2029 (a)	915,000	791,301
Antelope Valley, CA, Health Care District Revenue:
Series A, 5.00%, 3/1/2026	450,000	503,788
Series A, 5.00%, 3/1/2041	665,000	670,559
Brentwood, CA, Infrastructure Financing Authority, Special Assessment Series B, 4.00%, 9/2/2030	145,000	156,480
California Community Housing Agency, Essential Revenue:
Series A, 5.00%, 2/1/2050 (b)	2,415,000	2,696,299
Series A, 5.00%, 8/1/2050 (b)	1,000,000	1,121,690
Series S, 5.00%, 8/1/2049 (b)	500,000	555,565
California Community Housing Agency, Workforce Housing Revenue Series A, 5.00%, 4/1/2049 (b)	405,000	448,566
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
5.25%, 6/1/2045	115,000	115,455
5.25%, 6/1/2046	105,000	104,999
Series A, 5.25%, 6/1/2045	175,000	175,693
Series B-1, 5.00%, 6/1/2049	210,000	243,472
Series B-2, 0.01%, 6/1/2055	3,020,000	537,379
Series C, Zero Coupon, 6/1/2057	5,000,000	625,750
California Infrastructure & Economic Development Bank Revenue Series A, 5.25%, 10/1/2034	110,000	115,452
California Statewide Communities Development Authority 5.00%, 9/2/2040	425,000	485,316

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
California Statewide Communities Development Authority Revenue:
5.00%, 1/1/2031	$700,000	$846,832
5.00%, 1/1/2032	1,020,000	1,227,652
Series B, 5.00%, 7/1/2032	195,000	219,100
California Statewide Communities Development Authority, Hospital Revenue 4.25%, 1/1/2043	480,000	511,982
California, Health Facilities Financing Authority Revenue:
Series A, 4.00%, 3/1/2039	340,000	374,354
Series A, 4.00%, 8/15/2049	475,000	509,257
California, Municipal Finance Authority Revenue:
4.00%, 7/15/2029	6,460,000	6,374,922
5.00%, 6/30/2027	205,000	247,388
5.00%, 6/30/2028	100,000	122,134
5.00%, 12/31/2031	1,000,000	1,189,630
5.00%, 10/1/2039 (b)	150,000	157,118
5.00%, 7/1/2046 (b)	500,000	526,730
5.00%, 6/1/2048	600,000	680,544
5.25%, 1/1/2045	1,000,000	818,010
Series A, 5.00%, 7/1/2034	280,000	326,612
Series A, 5.00%, 7/1/2047	185,000	209,209
Series A, 5.00%, 7/1/2049 (b)	1,250,000	1,333,350
Series A, 5.25%, 11/1/2041	1,000,000	1,138,950
California, Municipal Finance Authority, Student Housing Revenue:
5.00%, 5/15/2049	1,000,000	1,166,320
5.00%, 5/15/2051	265,000	304,374
5.00%, 5/15/2052	500,000	581,850
California, Pollution Control Financing Authority Revenue:
4.30%, 7/1/2040	350,000	396,627
5.00%, 11/21/2045 (b)	500,000	518,695
California, School Finance Authority Revenue:
5.00%, 6/1/2050 (b)	605,000	640,054
5.00%, 6/1/2054 (b)	250,000	267,807
Series A, 5.00%, 7/1/2047 (b)	250,000	260,882
California, Statewide Communities Development Authority Revenue:
4.00%, 4/1/2042	130,000	137,094
5.00%, 5/15/2033	240,000	268,596
5.25%, 12/1/2034	1,940,000	2,123,214
5.25%, 12/1/2038 (b)	1,475,000	1,685,482
Security Description	Principal Amount	Value
5.25%, 7/1/2039 (b)	$2,000,000	$1,939,960
5.25%, 12/1/2044	3,840,000	4,136,755
5.50%, 12/1/2054	2,500,000	2,703,925
Series A, 3.00%, 8/15/2036	205,000	214,582
Series A, 3.50%, 11/1/2027 (b)	3,270,000	3,226,967
Series A, 5.00%, 12/1/2029 (b)	1,000,000	1,130,230
Series A, 5.00%, 9/2/2039	945,000	1,103,108
Series A, 5.00%, 12/1/2046 (b)	2,080,000	2,250,435
Series A, 5.25%, 11/1/2044 (b)	300,000	309,081
Series A, 5.25%, 12/1/2056 (b)	2,325,000	2,516,115
Series A, 5.50%, 7/1/2039	244,967	225,369
Series A, 5.75%, 7/1/2030	497,836	458,009
Series A, 5.75%, 7/1/2035	52,681	48,467
California, Statewide Financing Authority Revenue Series D, 0.01%, 6/1/2055	15,750,000	727,650
Capistrano Unified School District Community Facilities District, Special Tax Revenue Zero Coupon, 9/1/2032 (a)	400,000	310,956
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	105,593
City of Sacramento CA Transient Occupancy Tax Revenue 5.00%, 6/1/2035	670,000	760,718
Dublin, CA, Community Facilities District Improvement Area No. 2015-1, Special Tax Revenue 5.00%, 9/1/2037	175,000	202,778
Elk Grove, CA, Finance Authority, Special Tax Revenue 5.00%, 9/1/2046	800,000	897,488
Folsom Ranch, CA, Financing Authority, Special Tax Revenue 5.00%, 9/1/2047	1,250,000	1,414,587
Foothill-Eastern Transportation Corridor Agency, CA, Revenue:
Series A, 5.00%, 1/15/2042 (a)	430,000	473,563
Series A, 5.75%, 1/15/2046	775,000	858,421

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B1, 3.95%, 1/15/2053	$1,130,000	$1,218,242
Series C, 6.25%, 1/15/2033	500,000	565,655
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue:
Series A-1, 5.00%, 6/1/2030	1,500,000	1,859,115
Series A-1, 5.00%, 6/1/2047	5,495,000	5,664,686
Series A-1, 5.25%, 6/1/2047	5,840,000	6,031,260
Series A-2, 5.00%, 6/1/2047	5,000,000	5,154,400
Series A-2, 5.30%, 6/1/2037	2,100,000	2,172,198
Series B, Zero Coupon, 6/1/2047	32,590,000	6,909,080
Inland Empire, CA, Tobacco Securitization Authority, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2057	5,000,000	401,300
0.01%, 6/1/2036	3,500,000	1,261,155
Irvine, CA, Special Tax Revenue Series A, 4.00%, 9/1/2049	1,000,000	1,061,940
Lake Elsinore, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	920,000	1,035,110
Long Beach Bond Finance Authority Series A, 5.00%, 11/15/2035	140,000	189,650
Long Beach, CA, Bond Finance Authority, Tax Allocation:
5.00%, 11/1/2030	560,000	585,525
Series A, 5.00%, 11/15/2029	100,000	127,338
Series A, 5.50%, 11/15/2030	270,000	360,582
Series A, 5.50%, 11/15/2037	550,000	795,371
Series C, 5.50%, 8/1/2031 (a)	245,000	328,849
Menifee Union School District Special Tax Revenue Series A, 5.00%, 9/1/2048	500,000	558,400
M-S-R, CA, Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	775,000	1,224,732
Series B, 6.50%, 11/1/2039	850,000	1,343,255
Security Description	Principal Amount	Value
Series B, 7.00%, 11/1/2034	$400,000	$618,504
Series C, 6.13%, 11/1/2029	295,000	374,069
Norman Y Mineta San Jose International Airport SJC Revenue Series B, 5.00%, 3/1/2047	510,000	593,339
Oakland, CA, Unified School District, General Obligation:
5.00%, 8/1/2026 (a)	570,000	685,072
Series A, 5.00%, 8/1/2032 (a)	100,000	123,909
Series A, 5.00%, 8/1/2033	65,000	76,120
Orange County, CA, Community Facilities District Revenue:
Series A, 5.00%, 8/15/2042	500,000	580,230
Series A, 5.00%, 8/15/2046	550,000	616,902
Oroville, CA, Hospital Authority Revenue 5.25%, 4/1/2049	1,750,000	1,882,947
Palomar Health, CA, Revenue 5.00%, 11/1/2036	500,000	569,830
Peralta Community College District, General Obligation Series A, 4.00%, 8/1/2031	975,000	1,084,083
Port of Oakland, CA, Revenue Series P, 5.00%, 5/1/2029	370,000	396,081
Riverside County, CA, Public Financing Authority Revenue:
4.13%, 11/1/2040	610,000	672,440
5.25%, 11/1/2040	100,000	120,019
Romoland, CA, School District, Special Tax Revenue 5.00%, 9/1/2041	445,000	511,407
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	200,000	227,952
5.00%, 2/15/2026	155,000	186,542
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2044	255,000	278,600
5.00%, 9/1/2047 (b)	1,000,000	1,122,340
Sacramento County, CA, Special Tax Revenue:
5.00%, 9/1/2040	990,000	1,120,660
5.00%, 9/1/2045	100,000	112,155
5.00%, 9/1/2046	830,000	929,700

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 12/1/2029	$975,000	$1,239,888
Sacramento, CA, City Financing Authority Revenue Series E, 5.25%, 12/1/2030 (a)	500,000	668,760
San Buenaventura, CA, Revenue:
7.50%, 12/1/2041	730,000	765,493
8.00%, 12/1/2026	650,000	694,252
San Diego County, CA, Regional Airport Authority Revenue:
Series B, 5.00%, 7/1/2027	270,000	298,415
Series B, 5.00%, 7/1/2042	190,000	221,546
San Francisco City & County Airport Comm-San Francisco International Airport Revenue:
5.00%, 5/1/2027	700,000	877,884
Series B, 5.00%, 5/1/2047	120,000	140,788
San Francisco, CA, Community College District General Obligation 5.00%, 6/15/2023	150,000	168,449
San Joaquin Hills, CA, Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2044	500,000	551,330
Series B, 5.25%, 1/15/2049	400,000	439,236
Silicon Valley, CA, Tobacco Securitization Authority Revenue Series C, 0.01%, 6/1/2056	5,250,000	574,665
Southern, CA, Public Power Authority Revenue Series A, 5.00%, 11/1/2033	790,000	1,047,034
Sulphur Springs, CA, Union School District Special Tax Revenue 5.00%, 9/1/2043	75,000	83,127
Temecula, CA, Public Financing Authority Revenue 6.25%, 9/1/2047 (b)	100,000	106,713
Tobacco Securitization Authority of Northern California, CA, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2046	750,000	154,575
0.01%, 6/1/2046	5,200,000	986,232
Series A-1, 5.50%, 6/1/2045	745,000	749,343
Security Description	Principal Amount	Value
Series B, Zero Coupon, 6/1/2045	$1,000,000	$238,330
Tustin, CA, Community Facilities District, Special Tax Revenue Series A, 5.00%, 9/1/2037	105,000	118,117
West Sacramento, CA, Financing Authority Revenue 5.00%, 9/1/2025	540,000	590,441
Western Hills, CA, Water District Revenue 5.30%, 9/1/2031 (c)	275,000	165,000
		123,897,915
COLORADO — 2.6%
Berthoud-Heritage Metropolitan District No. 1, CO, Revenue 5.63%, 12/1/2048	1,500,000	1,567,155
Centerra Metropolitan District No 1 5.00%, 12/1/2029 (b)	1,000,000	1,048,350
Colorado Educational & Cultural Facilities Authority Revenue:
Series A, 5.00%, 10/1/2039 (b)	595,000	624,703
Series A, 5.00%, 10/1/2049 (b)	540,000	559,332
Colorado Health Facilities Authority Hospital Revenue:
Series A-, 4.00%, 8/1/2037	700,000	793,821
Series A-, 4.00%, 8/1/2039	1,250,000	1,408,600
Series A-, 4.00%, 8/1/2049	510,000	557,741
Series A-, 5.00%, 8/1/2039	1,000,000	1,214,910
Colorado Health Facilities Authority Revenue 5.00%, 1/1/2038	200,000	218,346
Colorado International Center, CO, Metropolitan District No. 14, General Obligation 5.88%, 12/1/2046	500,000	528,185
Colorado, Educational & Cultural Facilities Authority Revenue 4.13%, 11/15/2044	225,000	234,927
Colorado, Health Facilities Authority Revenue:
5.00%, 1/1/2037	2,750,000	2,759,845
Series A, 5.30%, 7/1/2037	340,000	307,051

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 5/15/2048	$1,070,000	$1,123,211
Colorado, High Performance Transportation Enterprise Revenue 5.00%, 12/31/2056	500,000	537,485
Denver City & County, CO, Special Facilities Revenue 5.00%, 10/1/2032	1,335,000	1,341,421
Denver Convention Center Hotel Authority Revenue 5.00%, 12/1/2025	1,900,000	2,065,319
Denver, CO, Health & Hospital Authority Revenue:
Series A, 4.00%, 12/1/2039	500,000	541,035
Series A, 5.00%, 12/1/2039	40,000	42,846
Series A, 5.25%, 12/1/2045	370,000	396,392
Denver, CO, Urban Renewal Authority Revenue Series A, 5.25%, 12/1/2039 (b)	100,000	102,907
Dominion Water & Sanitation District, CO, Revenue 5.75%, 12/1/2036	1,000,000	1,042,370
E-470, CO, Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2035 (a)	1,000,000	580,470
Series B, Zero Coupon, 9/1/2037 (a)	475,000	248,791
Foothills Metropolitan District, CO, Special Assessment 6.00%, 12/1/2038	1,500,000	1,544,115
Fourth Street Crossing Business Improvement District, CO, Revenue Series A, 5.13%, 12/1/2038 (b)	500,000	510,975
Great Western, CO, Metropolitan District, General Obligation Series A-1, 9.00%, 8/1/2039	1,000,000	834,820
Jefferson Center Metropolitan District No. 1 Series B, 5.75%, 12/15/2050	500,000	511,465
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,053,250
Security Description	Principal Amount	Value
Painted Prairie Public Improvement Authority 5.00%, 12/1/2049	$1,740,000	$1,811,044
Plaza, CO, Metropolitan District No. 1 Revenue 4.50%, 12/1/2030 (b)	1,000,000	1,018,530
Public Authority for Colorado State, Energy Revenue 6.50%, 11/15/2038	735,000	1,162,939
Regional, CO, Transportation District, Private Activity Revenue:
6.00%, 1/15/2034	300,000	300,585
6.00%, 1/15/2041	100,000	100,195
Southglenn, CO, Metropolitan District, General Obligation 3.50%, 12/1/2026	750,000	741,510
Talon Pointe Metropolitan District General Obligation Series A, 5.25%, 12/1/2039	500,000	519,640
Velocity Metropolitan District No. 3, CO, General Obligation 5.38%, 12/1/2039	1,000,000	1,042,810
		30,997,091
CONNECTICUT — 1.1%
Connecticut State Health & Educational Facilities Authority Revenue:
Series A, 4.00%, 7/1/2038	400,000	436,592
Series A, 5.00%, 1/1/2045 (b)	300,000	318,114
Series F, 5.00%, 7/1/2037	925,000	983,247
Series G-1, 5.00%, 7/1/2044 (b)	275,000	294,346
Series G-1, 5.00%, 7/1/2050 (b)	500,000	532,480
Connecticut, State Development Authority, Airport Facilities Revenue 7.95%, 4/1/2026	300,000	276,123
Connecticut, State General Obligation:
Series A, 5.00%, 10/15/2026	285,000	285,684
Series B, 5.00%, 4/15/2029	400,000	424,692
Series B, 5.00%, 4/15/2032	130,000	137,498
Series D, 5.00%, 11/1/2023	130,000	136,614
Series E, 4.00%, 9/15/2028	125,000	131,590
Series E, 5.00%, 9/15/2026	100,000	108,418

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series F, 5.00%, 11/15/2025	$100,000	$117,813
Connecticut, State Health & Educational Facilities Authority Revenue:
Series A, 5.00%, 9/1/2046 (b)	110,000	112,824
Series A, 5.00%, 9/1/2053 (b)	500,000	509,715
Series B, 4.00%, 7/1/2034	130,000	137,056
Series F, 3.50%, 7/1/2026	5,000	5,091
Series F, 4.00%, 7/1/2030	100,000	103,210
Series J, 5.00%, 7/1/2042	1,205,000	1,254,538
Series L, 4.00%, 7/1/2034	250,000	271,233
Series L, 4.13%, 7/1/2041	500,000	537,590
Series R, 3.38%, 7/1/2037	190,000	199,304
Connecticut, State Special Tax Revenue:
Series A, 5.00%, 10/1/2024	320,000	364,263
Series A, 5.00%, 9/1/2025	205,000	240,709
Series A, 5.00%, 9/1/2029	235,000	273,448
Harbor Point, CT, Special Obligation Revenue, Tax Allocation 5.00%, 4/1/2039 (b)	1,000,000	1,073,870
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	109,325
Series A, 5.00%, 4/1/2031	220,000	238,927
Series C, 3.00%, 7/15/2027 (a)	100,000	109,022
State of Connecticut, Special Tax Revenue 3.13%, 5/1/2040	500,000	531,465
University of Connecticut, CT, Revenue:
5.00%, 2/15/2025	815,000	828,790
5.00%, 2/15/2028	860,000	1,001,797
Series A, 5.00%, 8/15/2025	190,000	213,556
Series A, 5.00%, 8/15/2026	220,000	245,469
Series A, 5.00%, 8/15/2027	100,000	111,821
		12,656,234
DELAWARE — 0.1%
Delaware, State Economic Development Authority Revenue 3.25%, 6/1/2026	800,000	811,824
DISTRICT OF COLUMBIA — 0.6%
District of Columbia, Health Facilities Revenue:
Series A, 5.00%, 7/1/2032	150,000	150,073
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2052	$115,000	$104,487
District of Columbia, Howard University Revenue:
Series A, 6.25%, 10/1/2023	120,000	123,563
Series A, 6.25%, 10/1/2032	465,000	478,806
District of Columbia, Tobacco Settlement Financing Corp., DC, Revenue:
6.50%, 5/15/2033	375,000	411,949
Series A, 0.01%, 6/15/2046	25,000,000	5,151,750
District of Columbia, University Revenue 5.00%, 4/1/2033	500,000	600,825
Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue:
Zero Coupon, 10/1/2035 (a)	220,000	146,546
Series A, 5.00%, 10/1/2053	400,000	418,700
		7,586,699
FLORIDA — 6.5%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	45,000	44,602
Series A, 4.00%, 12/1/2044	325,000	346,154
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	885,000	932,569
Bay County, FL, Water and Sewer System Revenue 4.00%, 9/1/2045	215,000	231,807
Bexley Community Development District, Special Assessment:
3.50%, 5/1/2021	100,000	100,393
4.70%, 5/1/2036	100,000	104,025
Broward, FL, Airport System Revenue:
Series A, 5.00%, 10/1/2029	500,000	641,275
Series A, 5.00%, 10/1/2036	300,000	369,741
Series Q-1, 4.00%, 10/1/2042	140,000	144,355
Series Q-1, 5.00%, 10/1/2023	120,000	129,964
Series Q-1, 5.00%, 10/1/2024	115,000	124,548

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Cape Coral, FL, Health Facilities Authority Revenue 6.00%, 7/1/2045 (b)	$1,000,000	$961,310
Capital Trust Agency, FL, Senior Living Revenue Series A, 5.88%, 7/1/2054 (c)	1,000,000	700,000
Capital Trust Agency, Inc., FL, Educational Facilities Revenue:
5.00%, 12/15/2040 (b)	190,000	201,904
5.00%, 8/1/2055	700,000	793,611
6.10%, 8/15/2038 (b)	215,000	222,301
Series A, 5.00%, 6/15/2039 (b)	390,000	412,335
Series A, 5.13%, 6/15/2037 (b)	450,000	482,193
Series A, 5.38%, 6/15/2038 (b)	105,000	111,691
Capital Trust Agency, Inc., FL, Retirement Facilities Revenue 5.00%, 7/1/2046 (b)	750,000	750,367
Capital Trust Agency, Inc., FL, Revenue:
5.00%, 1/1/2055 (b)	250,000	250,363
Series A, 5.00%, 7/1/2050	600,000	410,226
Series A, 7.50%, 6/1/2048 (b)	4,165,000	1,629,556
Capital Trust Agency, Inc., FL, Senior Living Revenue:
5.63%, 8/1/2037 (b)	115,000	92,777
5.88%, 8/1/2052 (b)	610,000	455,743
Capital Trust Agency, Inc., FL, Student Housing Revenue Series A, 5.25%, 12/1/2058 (b)	1,000,000	986,930
Central, FL, Expressway Authority Revenue 3.25%, 7/1/2039	100,000	106,203
Charlotte County, FL, Industrial Development Authority, Utility System Revenue 5.00%, 10/1/2049 (b)	220,000	241,045
City Of Atlantic Beach, Florida Health Care Facilities Revenue Series B-2, 3.00%, 11/15/2023	1,500,000	1,500,900
City of Orlando, FL, Development Tax Revenue:
5.00%, 11/1/2023 (a)	1,000,000	1,131,110
5.00%, 11/1/2026 (a)	735,000	910,048
Security Description	Principal Amount	Value
Collier County, FLA, Industrial Development Authority Revenue:
Series A, 8.13%, 5/15/2044 (b) (c)	$400,000	$309,500
Series A, 8.25%, 5/15/2049 (b) (c)	100,000	77,375
Corkscrew Farms Community Development District, FL, Special Assessment 5.00%, 11/1/2038 (b)	215,000	237,676
County of Escambia, FL, Environmental Improvement Revenue 2.00%, 11/1/2033 (d)	775,000	808,395
County of Lee FL Transportation Facilities Revenue 5.00%, 10/1/2025 (a)	500,000	587,740
County of Miami-Dade Seaport Department Revenue Series B, 6.00%, 10/1/2042	945,000	1,045,529
County of Miami-Dade, FL, Aviation Revenue:
5.00%, 10/1/2028	500,000	570,050
5.00%, 10/1/2030	505,000	572,382
5.00%, 10/1/2036	765,000	896,213
Series A, 4.25%, 10/1/2036	100,000	108,675
Escambia County, Health Facilities Authority Revenue:
4.00%, 8/15/2045	725,000	792,686
4.00%, 8/15/2050	1,000,000	1,088,890
5.00%, 8/15/2031	155,000	193,234
5.00%, 8/15/2035	1,015,000	1,239,985
Escambia County, Sales Facilities Tax Revenue 5.00%, 10/1/2046	550,000	657,453
Florida Development Finance Corp., Educational Facilities Revenue:
5.00%, 9/15/2040 (b)	100,000	106,641
Series A, 4.00%, 7/15/2026 (b)	105,000	107,615
Series A, 4.75%, 7/15/2036 (b)	500,000	523,910
Series A, 6.00%, 6/15/2035 (b)	505,000	564,615
Series A, 6.00%, 6/15/2044 (b)	575,000	513,113
Series A, 6.13%, 6/15/2043 (b)	500,000	517,535
Series A, 6.13%, 6/15/2044	555,000	594,583

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 6.50%, 7/1/2044	$925,000	$985,763
Series A, 7.50%, 6/15/2033	500,000	525,655
Series A, 7.63%, 6/15/2041	570,000	599,748
Florida Development Finance Corp., Surface Transportation Facilities Revenue:
Series A, 6.25%, 1/1/2049 (b) (d)	4,015,000	3,513,848
Series A, 6.38%, 1/1/2049 (b) (d)	5,865,000	5,073,225
Series A, 6.50%, 1/1/2049 (b) (d)	2,670,000	2,309,630
Florida Municipal Power Agency Revenue Series A, 5.00%, 10/1/2027	505,000	640,668
Greater Orlando, FL, Aviation Authority Revenue:
5.00%, 10/1/2027	650,000	807,742
5.00%, 11/15/2036	350,000	353,573
Series A, 5.00%, 10/1/2026	850,000	1,035,818
Series A, 5.00%, 10/1/2027	750,000	932,010
Series A, 5.00%, 10/1/2042	500,000	579,955
Grove Resort, FL, Community Development District, Special Assessment:
Series A, 5.88%, 11/1/2047	550,000	618,612
Series B, 6.00%, 11/1/2029	175,000	187,373
Hacienda Lakes, FL, Community Development District, Special Assessment 3.38%, 5/1/2021	95,000	95,431
Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	125,000	131,620
Heights, FL, Community Development District, Special Assessment 5.00%, 1/1/2038	300,000	319,320
Hernando County,FL, School Board Series A, 3.00%, 7/1/2035 (a)	115,000	122,937
Highlands County, FL, Health Facilities Authority Revenue:
6.00%, 4/1/2038	500,000	254,190
6.25%, 4/1/2049	500,000	254,025
Security Description	Principal Amount	Value
Jacksonville, FL, Health Facilities Revenue:
4.00%, 11/1/2040	$415,000	$441,386
Series A, 5.00%, 10/1/2028	1,800,000	1,951,704
JEA, FL, Electric System Revenue:
Series B, 5.00%, 10/1/2028	325,000	411,044
Series B, 5.00%, 10/1/2029	370,000	465,408
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	520,885
5.75%, 11/1/2042	500,000	526,405
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	506,575
LT Ranch Community Development District Revenue 4.00%, 5/1/2040	730,000	748,703
Martin County, FL, Industrial Development Authority Revenue 4.20%, 12/15/2025 (b)	1,000,000	1,000,590
Miami Beach, FL, Redevelopment Agency, Tax Allocation:
5.00%, 2/1/2024	295,000	340,215
5.00%, 2/1/2029	275,000	313,899
Miami World Center, FL, Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	1,087,370
Miami-Dade County, FL, Expressway Authority, Toll System Revenue:
Series A, 5.00%, 7/1/2024	375,000	404,396
Series A, 5.00%, 7/1/2027	400,000	429,460
Series A, 5.00%, 7/1/2028	200,000	243,360
Series A, 5.00%, 7/1/2029	385,000	466,316
Series A, 5.00%, 7/1/2031	200,000	214,476
Miami-Dade County, FL, Health Facilities Authority Revenue 5.00%, 8/1/2047	245,000	285,334
Miami-Dade County, FL, School Board Certificate of Participation Series C, 3.25%, 2/1/2032	100,000	100,590

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Miami-Dade, FL, Professional Sport Franchies Tax Revenue:
4.00%, 10/1/2040	$760,000	$845,401
5.00%, 10/1/2029	675,000	825,471
5.00%, 10/1/2034	570,000	683,333
Series A, 6.88%, 10/1/2034 (a)	145,000	210,842
Series B, 5.00%, 10/1/2037	750,000	809,017
Miami-Dade, FL, Special Obligation Revenue 5.00%, 10/1/2027	240,000	296,798
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	1,430,000	1,478,520
Series B, 5.00%, 5/1/2037	925,000	956,385
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.35%, 8/1/2035	360,000	402,610
Orlando, FL, Tourist Development Tax Revenue Series A, 5.00%, 11/1/2036 (a)	200,000	238,568
Orlando-Orange County Expressway Authority Revenue Series B, 5.00%, 7/1/2023	500,000	564,100
Palm Beach County Health Facilities Authority Revenue 4.00%, 5/15/2053	500,000	481,450
Palm Beach County, FL, Revenue:
5.00%, 4/1/2039 (b)	185,000	184,991
5.00%, 4/1/2051 (b)	110,000	106,002
Pinellas County, FL, Educational Facilities Authority Revenue:
5.00%, 7/1/2029	185,000	204,669
5.00%, 7/1/2039	410,000	459,585
6.00%, 10/1/2041	100,000	102,281
Sarasota County Public Hospital District Revenue 4.00%, 7/1/2048	175,000	193,708
School District of Broward County/FL Series A, 5.00%, 7/1/2023	500,000	538,920
Seminole County, FL, Industrial Development Authority Revenue 5.50%, 11/15/2049	1,515,000	1,376,514
Security Description	Principal Amount	Value
St. Louis County, MO, Industrial Development Authority Revenue 4.00%, 8/1/2055	$1,000,000	$1,067,130
Tallahassee, FL, Health Facilities Revenue Series A, 5.00%, 12/1/2055	440,000	483,996
Tampa, FL, Revenue 5.00%, 4/1/2040	500,000	562,305
Tolomato, FL, Community Development District, Special Assessment:
Series 2015-1 EXCHA, 6.61%, 5/1/2040	290,000	262,250
Series 2015-2 EXCHA, 6.61%, 5/1/2040	180,000	125,624
Series 2015-3 EXCHA, 6.61%, 5/1/2040 (c) (e)	195,000	—
Series 3, 6.65%, 5/1/2040 (c) (e)	120,000	—
Series A-2, 4.25%, 5/1/2037	1,100,000	1,185,360
Series A4, 6.61%, 5/1/2040	85,000	66,573
USF Financing Corp. Series A, 5.00%, 7/1/2034	550,000	634,331
Village Community Development District No. 12 Special Assessment 4.25%, 5/1/2043 (b)	1,985,000	2,127,027
Village Community Development District No. 13 Special Assessment:
2.63%, 5/1/2024	250,000	253,320
3.70%, 5/1/2050	2,000,000	2,054,800
Volusia County, FL, Educational Facility Authority Revenue 5.00%, 6/1/2045	130,000	145,363
West Palm Beach Community Redev. Agency Tax Allocation 5.00%, 3/1/2036	100,000	126,651
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	719,513
		78,206,508
GEORGIA — 1.0%
Americus & Sumter County Hospital Authority Revenue 6.25%, 5/15/2033	250,000	288,640

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Atlanta, GA, Development Authority Revenue:
Series A1, 6.50%, 1/1/2029	$350,000	$292,351
Series A1, 6.75%, 1/1/2035	1,705,000	1,421,527
Series A1, 7.00%, 1/1/2040	500,000	416,630
Augusta, GA, Development Authority Revenue 4.00%, 7/1/2037	105,000	111,284
Burke County, GA, Development Authority, Poll Control Revenue:
Series C, 4.13%, 11/1/2045	555,000	616,150
Series D, 4.13%, 11/1/2045	435,000	482,928
Fulton County, GA, Residential Care Facilities for the Elderly Authority Revenue 5.00%, 7/1/2042	1,000,000	1,049,780
Georgia Local Government, Certificate of Participation Series A, 4.75%, 6/1/2028 (a)	428,000	482,352
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (b)	250,000	259,392
Main Street Natural Gas, Inc. GA, Gas Revenue Series A, 5.50%, 9/15/2026	205,000	255,303
Main Street Natural Gas, Inc. GA, Gas Supply Revenue Series A, 5.00%, 5/15/2038	1,000,000	1,354,990
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (b)	2,500,000	2,565,825
Municipal Electric Authority of Georgia Revenue:
Series A, 5.00%, 7/1/2060	635,000	708,330
Series A, 5.50%, 7/1/2060	170,000	193,749
Roanoke County, GA, Economic Development Authority Revenue 4.00%, 1/1/2038 (b)	1,000,000	1,078,860
White County,GA, Development Authority Revenue:
5.13%, 10/1/2039	790,000	794,242
5.25%, 10/1/2049	115,000	114,322
		12,486,655
Security Description	Principal Amount	Value
GUAM — 0.4%
Guam Government Business Privilege Revenue:
Series A, 5.13%, 1/1/2042	$775,000	$793,267
Series B1, 5.00%, 1/1/2037	100,000	102,430
Series B1, 5.00%, 1/1/2042	670,000	684,613
Series D-REF, 4.00%, 11/15/2039	295,000	303,685
Series D-REF, 5.00%, 11/15/2029	525,000	583,574
Series D-REF, 5.00%, 11/15/2034	250,000	274,975
Series D-REF, 5.00%, 11/15/2035	100,000	109,698
Guam Government Hotel Occupancy Tax Revenue Series A, 6.50%, 11/1/2040	245,000	247,041
Guam Government Waterworks Authority, Water & Wastewater System Revenue Series A, 5.00%, 7/1/2029	315,000	352,683
Guam Government, General Obligation:
5.00%, 11/15/2031	225,000	235,874
6.13%, 11/1/2031	185,000	186,552
Series D-REF, 5.00%, 11/15/2027	355,000	397,760
Series D-REF, 5.00%, 11/15/2028	110,000	122,659
Guam International Airport Authority Revenue Series C, 6.38%, 10/1/2043	590,000	623,736
		5,018,547
HAWAII — 0.1%
Hawaii State, Department of Budget & Finance Revenue:
6.00%, 7/1/2028 (b)	355,000	364,454
Series A, 5.00%, 1/1/2045 (b)	750,000	612,060
		976,514
IDAHO — 0.1%
Idaho State, Health Facility Revenue 3.50%, 9/1/2033	670,000	698,844
ILLINOIS — 11.7%
Bridgeview, IL, General Obligation:
5.00%, 12/1/2042	260,000	232,448
Series A, 5.50%, 12/1/2043	115,000	109,412

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Chicago Board of Education, General Obligation:
Series A, Zero Coupon, 12/1/2022 (a)	$190,000	$181,699
Series A, Zero Coupon, 12/1/2028 (a)	100,000	77,987
Series A, 5.00%, 12/1/2030	1,000,000	1,123,210
Series A, 5.00%, 12/1/2031	600,000	665,550
Series B, 4.00%, 12/1/2035	200,000	200,930
Series C, 5.00%, 12/1/2030 (a)	1,500,000	1,856,145
Series D, 5.00%, 12/1/2027	2,400,000	2,707,512
Series G, 5.00%, 12/1/2034	2,400,000	2,619,096
Series H, 5.00%, 12/1/2036	3,000,000	3,251,700
Chicago Midway International Airport Revenue Series A, 5.00%, 1/1/2024	750,000	843,787
Chicago Transit Authority Revenue 5.00%, 12/1/2046	520,000	597,132
Chicago, IL, Board of Education, General Obligation:
Series A, 0.01%, 12/1/2031 (a)	1,060,000	731,262
Series A, 4.00%, 12/1/2022	100,000	103,762
Series A, 4.00%, 12/1/2027	3,215,000	3,421,081
Series A, 5.00%, 12/1/2029	6,955,000	7,890,447
Series A, 5.00%, 12/1/2033	1,000,000	1,097,820
Series A, 5.00%, 12/1/2041	4,255,000	4,296,614
Series A, 5.00%, 12/1/2042	6,430,000	6,527,029
Series A, 5.50%, 12/1/2026 (a)	335,000	382,004
Series A, 5.50%, 12/1/2039	1,110,000	1,130,768
Series A, 7.00%, 12/1/2026	1,100,000	1,328,096
Series A, 7.00%, 12/1/2044	3,405,000	4,022,497
Series A, 7.00%, 12/1/2046 (b)	3,125,000	3,855,187
Series B, 5.00%, 12/1/2029	100,000	113,450
Series B, 5.00%, 12/1/2033	335,000	344,507
Security Description	Principal Amount	Value
Series B, 5.00%, 12/1/2034	$410,000	$420,844
Series B-1, 0.01%, 12/1/2028 (a)	405,000	316,358
Series B-1, 0.01%, 12/1/2029 (a)	620,000	463,165
Series B-1, 0.01%, 12/1/2030 (a)	220,000	158,176
Series C, 5.25%, 12/1/2035	1,985,000	2,117,439
Series C, 5.25%, 12/1/2039	390,000	412,620
Series D, 5.00%, 12/1/2046	1,250,000	1,273,700
Series E, 5.13%, 12/1/2032	765,000	817,028
Series F, 5.00%, 12/1/2031	460,000	461,155
Series H, 5.00%, 12/1/2046	1,500,000	1,591,710
Chicago, IL, Board of Education, Special Tax:
5.75%, 4/1/2035	250,000	287,360
6.00%, 4/1/2046	350,000	404,736
6.10%, 4/1/2036	45,000	53,258
Chicago, IL, General Obligation:
Series A, 5.00%, 1/1/2027	300,000	312,654
Series A, 5.00%, 1/1/2034	855,000	863,952
Series A, 5.00%, 1/1/2035	365,000	372,676
Series A, 5.00%, 1/1/2040	1,575,000	1,601,529
Series A, 5.25%, 1/1/2029	465,000	484,451
Series A, 5.25%, 1/1/2032	155,000	160,318
Series A, 5.25%, 1/1/2035	185,000	185,527
Series A, 5.75%, 1/1/2033	510,000	553,722
Series C, 5.00%, 1/1/2024	65,000	68,274
Series C, 5.00%, 1/1/2026	970,000	1,037,192
Series C, 5.00%, 1/1/2027	195,000	208,007
Series C, 5.00%, 1/1/2035	700,000	721,161
Series C, 5.00%, 1/1/2038	2,060,000	2,102,436
Chicago, IL, Midway International Airport Revenue:
Series A, 5.00%, 1/1/2026	100,000	118,535
Series A, 5.50%, 1/1/2030	200,000	218,038
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2026	250,000	262,505
5.00%, 1/1/2029	100,000	104,039
Chicago, IL, O'Hare International Airport Revenue:
5.75%, 1/1/2039	220,000	222,435
Series B, 4.00%, 1/1/2053 (a)	300,000	330,453
Series B, 5.00%, 1/1/2029	315,000	367,646
Series B, 5.25%, 1/1/2029	275,000	301,955

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 1/1/2039	$210,000	$227,016
Series D, 5.00%, 1/1/2044	325,000	350,282
Series D, 5.00%, 1/1/2052	600,000	683,526
Chicago, IL, Waterworks Revenue 4.00%, 11/1/2037	145,000	149,338
City of Chicago IL, General Obligation:
Zero Coupon, 1/1/2028 (a)	125,000	101,416
Zero Coupon, 1/1/2030 (a)	270,000	201,587
5.50%, 1/1/2030	250,000	266,070
Series 2007G-REMK 6/8/15, 5.50%, 1/1/2042	780,000	812,401
Series A, 5.00%, 1/1/2034	250,000	255,568
Series A, 5.00%, 1/1/2044	100,000	101,455
Series A, 5.25%, 1/1/2027	280,000	297,352
Series A, 5.50%, 1/1/2035	840,000	918,649
Cook County, IL, Community College District No. 508, General Obligation:
5.13%, 12/1/2038	430,000	449,806
5.25%, 12/1/2043	205,000	214,186
Cook County, IL, Revenue 6.75%, 10/15/2040 (d)	1,000,000	1,002,360
Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	440,000	381,498
Illinois State, Finance Authority Revenue:
3.25%, 5/15/2039	615,000	630,947
4.00%, 12/1/2040	250,000	268,178
4.25%, 8/1/2042	1,050,000	1,083,295
4.75%, 5/15/2033	200,000	207,773
5.00%, 2/15/2032	100,000	93,955
5.00%, 5/15/2033	2,220,000	2,081,361
5.00%, 8/1/2042	580,000	633,557
5.00%, 12/1/2046	350,000	396,000
5.25%, 5/15/2047	165,000	171,550
5.50%, 4/1/2032	500,000	500,115
6.75%, 10/15/2040	200,000	200,472
Series A, 4.25%, 5/15/2041	185,000	190,604
Series A, 5.00%, 2/15/2047	1,385,000	1,314,947
Series A, 5.00%, 11/1/2049	600,000	624,408
Series A, 5.00%, 2/15/2050	1,950,000	1,838,362
Series A, 5.25%, 5/1/2038	2,030,000	2,073,158
Series A, 6.00%, 4/1/2038 (b)	980,000	1,016,946
Series A, 6.00%, 7/1/2043	200,000	220,912
Security Description	Principal Amount	Value
Series A, 6.13%, 4/1/2058 (b)	$2,140,000	$2,186,802
Illinois State, General Obligation:
3.50%, 6/1/2029	140,000	138,268
3.50%, 6/1/2031	700,000	667,527
4.00%, 2/1/2030 (a)	255,000	274,263
4.00%, 1/1/2031	640,000	642,758
4.00%, 6/1/2032	300,000	297,567
4.00%, 6/1/2034	270,000	264,395
4.00%, 6/1/2035	100,000	97,599
4.13%, 11/1/2031	260,000	261,414
4.50%, 11/1/2039	125,000	125,623
5.00%, 2/1/2023	325,000	340,795
5.00%, 5/1/2023	230,000	242,084
5.00%, 8/1/2024	1,220,000	1,263,908
5.00%, 2/1/2026	1,250,000	1,363,037
5.00%, 11/1/2026	500,000	539,890
5.00%, 1/1/2027	100,000	108,347
5.00%, 6/1/2027	1,070,000	1,163,315
5.00%, 11/1/2027	400,000	436,164
5.00%, 3/1/2028	150,000	153,282
5.00%, 5/1/2028	700,000	736,470
5.00%, 1/1/2029	2,005,000	2,144,688
5.00%, 2/1/2029	175,000	189,275
5.00%, 4/1/2029	150,000	156,983
5.00%, 4/1/2030	695,000	724,503
5.00%, 5/1/2030	500,000	542,540
5.00%, 3/1/2031	110,000	112,071
5.00%, 4/1/2032	100,000	103,489
5.00%, 12/1/2032	500,000	531,135
5.00%, 3/1/2034	200,000	202,404
5.00%, 11/1/2034	120,000	125,368
5.00%, 5/1/2035	1,140,000	1,195,262
5.00%, 3/1/2036	150,000	152,148
5.00%, 5/1/2036	125,000	128,056
5.00%, 11/1/2036	760,000	788,888
5.00%, 3/1/2037	250,000	253,403
5.00%, 2/1/2039	1,200,000	1,222,812
5.00%, 5/1/2039	380,000	387,611
5.00%, 11/1/2040	180,000	185,252
5.00%, 1/1/2041	300,000	307,569
5.25%, 7/1/2028	750,000	784,635
5.25%, 2/1/2029	405,000	426,441
5.25%, 7/1/2029	100,000	104,348
5.25%, 2/1/2033	230,000	238,777
5.50%, 7/1/2024	660,000	702,999
5.50%, 7/1/2025	245,000	260,812
5.50%, 7/1/2026	120,000	127,205
5.50%, 7/1/2027	200,000	211,416
5.50%, 7/1/2033	665,000	692,212
5.50%, 7/1/2038	200,000	206,904
Series A, 4.00%, 1/1/2024	135,000	136,710
Series A, 4.00%, 5/1/2024	135,000	139,450
Series A, 4.00%, 1/1/2029	630,000	633,900

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 1/1/2030	$515,000	$517,626
Series A, 4.63%, 5/1/2037	610,000	620,620
Series A, 5.00%, 10/1/2024	150,000	161,094
Series A, 5.00%, 12/1/2028	465,000	508,347
Series A, 5.00%, 10/1/2030	1,120,000	1,216,152
Series A, 5.00%, 1/1/2034	1,000,000	1,010,680
Series A, 5.00%, 4/1/2035	250,000	255,925
Series A, 5.00%, 12/1/2035	1,000,000	1,046,990
Series A, 5.00%, 4/1/2036	140,000	143,126
Series A, 6.00%, 5/1/2025	435,000	489,049
Series B, 5.00%, 12/1/2024	100,000	107,637
Series D, 5.00%, 11/1/2025	1,000,000	1,075,020
Series D, 5.00%, 11/1/2028	175,000	188,150
Illinois State, Sports Facilities Authority Revenue 0.01%, 6/15/2025 (a)	680,000	599,808
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2024	160,000	163,726
5.00%, 6/15/2029	400,000	407,864
Series A, 5.00%, 6/15/2026	725,000	827,479
Series A, 5.00%, 6/15/2027	250,000	283,303
Metropolitan Pier & Exposition Authority Revenue:
Zero Coupon, 12/15/2039 (a)	200,000	99,638
Zero Coupon, 6/15/2047 (a)	115,000	44,204
0.01%, 12/15/2031 (a)	5,735,000	4,028,780
4.00%, 6/15/2050	1,500,000	1,584,955
5.00%, 6/15/2042	205,000	232,277
Series A, 0.01%, 6/15/2031 (a)	215,000	154,286
Series A, 0.01%, 6/15/2034 (a)	190,000	119,252
Series A, 0.01%, 6/15/2037 (a)	650,000	360,106
Series A, 5.50%, 6/15/2029 (a)	615,000	709,999
Series B, Zero Coupon, 6/15/2027 (a)	125,000	108,645
Series B, 4.25%, 6/15/2042	2,520,000	2,546,006
Series B, 5.00%, 12/15/2026	115,000	120,081
Series B, 5.00%, 12/15/2028	1,425,000	1,487,130
Security Description	Principal Amount	Value
Series B, 5.00%, 12/15/2040	$100,000	$107,800
Series B, 5.00%, 6/15/2052	3,155,000	3,232,329
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue Series A, 0.01%, 12/15/2035 (a)	140,000	82,618
Northeastern Illinois University Certificate of Participation 4.10%, 10/1/2041	245,000	190,328
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2027	105,000	130,847
Rosemont, IL, General Obligation Series A, 5.00%, 12/1/2040 (a)	190,000	229,043
Springfield, IL, Electric Revenue:
5.00%, 3/1/2026	255,000	302,756
5.00%, 3/1/2027	210,000	248,525
State Clair County, IL, Highway Revenue Series A, 4.25%, 1/1/2038	550,000	600,176
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation Series B, Zero Coupon, 1/1/2033	340,000	223,632
		141,034,019
INDIANA — 0.8%
Anderson, IN, Economic Development Revenue 6.00%, 10/1/2042	725,000	640,907
Carmel, IN, Revenue:
Series A, 7.13%, 11/15/2042 (c)	505,000	5,050
Series A, 7.13%, 11/15/2047 (c)	540,000	5,400
County of Allen, IN, Housing Revenue 6.00%, 2/1/2039	100,000	100,697
Indiana State, Finance Authority, Environmental Revenue:
6.00%, 12/1/2026	550,000	522,780
7.00%, 3/1/2039 (b)	500,000	470,945
Indiana State, Finance Authority, Hospital Revenue:
3.75%, 10/1/2037	200,000	172,218

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.50%, 7/1/2053	$250,000	$183,053
Series A, 5.00%, 6/1/2032	1,335,000	1,386,998
Series A, 5.00%, 6/1/2039	125,000	129,085
Knox County, IN, Economic Development Authority Revenue:
Series A, 5.00%, 4/1/2037	515,000	528,766
Series A, 5.00%, 4/1/2042	3,060,000	3,127,412
Terre Haute, IN, Economic Development Solid Waste Facilities Revenue Series A, 7.25%, 12/1/2028	1,000,000	905,930
Valparaiso, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	750,000	848,280
		9,027,521
IOWA — 0.9%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
3.13%, 12/1/2022	2,535,000	2,569,197
4.75%, 8/1/2042	2,295,000	2,342,460
5.25%, 12/1/2025	420,000	442,974
5.88%, 12/1/2027 (b)	820,000	853,645
Series A, 5.25%, 12/1/2050 (d)	1,295,000	1,348,911
Iowa Higher Education Loan Authority Revenue 4.00%, 10/1/2025	450,000	448,992
Iowa State Finance Authority Revenue:
5.00%, 5/15/2041	545,000	577,509
Series A, 5.00%, 5/15/2043	100,000	106,239
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C, 5.50%, 6/1/2042	1,555,000	1,577,890
		10,267,817
KANSAS — 0.4%
City Of Hutchinson, Kansas Hospital Facilities Revenue 5.00%, 12/1/2041	610,000	651,407
City of Wichita, KS, Health Care Facilities Authority Revenue Series I, 5.00%, 5/15/2033	350,000	357,315
Overland Park Development Corp. Revenue:
5.00%, 3/1/2024	1,605,000	1,668,638
5.00%, 3/1/2049	1,000,000	1,009,750
Security Description	Principal Amount	Value
Overland Park, KS, Sales Tax Special Obligation Revenue 6.00%, 12/15/2032	$200,000	$93,626
Wichita, KS, Health Care Facilities Revenue Series IV-A, 5.63%, 5/15/2044	1,185,000	1,238,254
Wyandotte County-Kansas City Unified Gov't Revenue Zero Coupon, 12/1/2027 (a)	340,000	252,773
		5,271,763
KENTUCKY — 0.7%
City Of Murray, Kentucky Hospital Facilities Revenue 4.00%, 8/1/2034	220,000	234,681
Floyd County, KY, School District Finance Corp. Revenue 3.50%, 8/1/2033	235,000	249,243
Kentucky Municipal Power Agency, Power System Revenue:
Series A, 4.00%, 9/1/2039 (a)	140,000	148,450
Series A, 5.00%, 9/1/2023 (a)	135,000	151,906
Series A, 5.00%, 9/1/2025 (a)	425,000	510,128
Series A, 5.00%, 9/1/2026 (a)	160,000	190,451
Series A, 5.00%, 9/1/2030 (a)	1,080,000	1,251,612
Series A, 5.00%, 9/1/2042 (a)	125,000	139,289
Kentucky, Asset Liability Commission Revenue Series A, 5.00%, 9/1/2026	120,000	136,843
Kentucky, Economic Development Finance Authority Revenue:
5.00%, 12/1/2045 (a)	550,000	643,825
5.25%, 6/1/2050	100,000	107,480
5.50%, 11/15/2035	105,000	99,922
Series A, 4.25%, 7/1/2035	645,000	661,718
Series A, 5.00%, 1/1/2045	825,000	866,299
Series A, 5.00%, 6/1/2045	2,525,000	2,748,008
Kentucky, ST, Public Energy Authority Gas Suply Revenue:
Series A, 4.00%, 4/1/2048 (d)	100,000	110,399
Series B, 4.00%, 1/1/2049 (d)	115,000	128,883

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Kentucky, State Property & Building Commission Revenue:
Series A, 5.00%, 10/1/2026	$140,000	$156,628
Series B, 5.00%, 11/1/2024	135,000	158,485
Kentucky, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2023	105,000	116,928
		8,811,178
LOUISIANA — 1.3%
Calcasieu Parish, LA, Memorial Hospital Service District Hospital Revenue 5.00%, 12/1/2034	2,000,000	2,220,340
City of Shreveport, LA, Water & Sewer Revenue Series B, 3.00%, 12/1/2035 (a)	200,000	216,606
Jefferson Parish, LA, Economic Development & Port District Revenue Series A, 5.50%, 6/15/2038 (b)	1,175,000	1,270,539
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,075,000	1,107,379
Jefferson, LA, Sales Tax District Special Sales Tax Revenue Series B, 4.00%, 12/1/2037 (a)	100,000	118,623
Louisiana Citizens Property Insurance Corp. Revenue Series A, 5.00%, 6/1/2026	300,000	366,174
Louisiana Local Gov't Environmental Facilities & Community Development Authority:
3.50%, 11/1/2032	275,000	293,477
Series A-1, 6.50%, 11/1/2035	100,000	100,338
Louisiana Local Gov't Environmental Facilities & Community DevelopmentAuthority Series A, 5.00%, 1/1/2049	1,500,000	1,302,405
Louisiana Public Facilities Authority:
5.00%, 6/1/2024	735,000	854,188
5.25%, 10/1/2046	130,000	122,871
Louisiana Public Facilities Authority Revenue:
4.00%, 5/15/2041	5,000	5,953
5.00%, 7/1/2047	300,000	335,031
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2046	$500,000	$550,745
Series A, 5.00%, 7/1/2051	385,000	423,007
Louisiana State, Environmental Facilities & Community Development Authority Revenue:
Series A, 4.00%, 2/1/2048	300,000	326,640
Series A-2, 6.50%, 11/1/2035	600,000	602,028
New Orleans, LA, Aviation Board Revenue Series B, 5.00%, 1/1/2024	240,000	269,112
New Orleans, LA, Sewerage Service Revenue 5.00%, 6/1/2040	725,000	832,546
Parish of State James LA Revenue:
Series 2, 6.35%, 7/1/2040 (b)	1,000,000	1,187,640
Series 2, 6.35%, 10/1/2040 (b)	1,000,000	1,187,640
Shreveport, LA, Water & Sewer Revenue:
5.00%, 12/1/2040	250,000	289,140
Series A, 5.00%, 12/1/2036 (a)	260,000	317,975
Series B, 4.00%, 12/1/2041 (a)	480,000	543,245
Series C, 4.00%, 12/1/2033	365,000	422,743
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue 4.00%, 12/1/2040 (d)	450,000	468,963
St. Tammany, LA, Public Trust Financing Authority Revenue 5.25%, 11/15/2037	250,000	257,250
		15,992,598
MAINE — 0.2%
Maine Finance Authority SOL Waste Disposal Revenue 5.38%, 12/15/2033 (b) (c)	100,000	55,000
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2033	545,000	578,915
5.00%, 7/1/2043	200,000	208,294
6.75%, 7/1/2036	500,000	511,655
7.50%, 7/1/2032	500,000	515,305
Series A, 4.00%, 7/1/2041	100,000	102,173
Series A, 4.00%, 7/1/2046	310,000	313,664
Series A, 5.00%, 7/1/2046	45,000	48,270

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	$525,000	$525,042
		2,858,318
MARYLAND — 1.1%
Anne Arundel County, MD, Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	313,754
Baltimore, MD, Special Obligation Bond Revenue:
5.00%, 9/1/2022	895,000	852,228
5.00%, 9/1/2027	305,000	276,275
5.00%, 9/1/2028	750,000	675,480
5.00%, 9/1/2031	500,000	447,010
5.00%, 9/1/2039	1,250,000	1,103,225
5.00%, 9/1/2046	250,000	219,325
Series A, 4.50%, 9/1/2033	1,325,000	1,365,439
City of Brunswick, MD, Special Obligation:
4.00%, 7/1/2029	295,000	300,879
5.00%, 7/1/2036	475,000	499,534
County of Frederick, MD, Tax Incr Special Tax Revenue 3.75%, 7/1/2039	875,000	816,655
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A, 5.00%, 7/1/2040	320,000	321,581
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	405,161
Maryland Economic Development Corp., Revenue:
5.00%, 3/31/2024	220,000	218,816
5.00%, 3/31/2036	250,000	247,315
5.00%, 3/31/2051	100,000	98,766
5.75%, 9/1/2025	525,000	526,433
Maryland Economic Development Corp., Tax Allocation 4.38%, 7/1/2036	1,155,000	1,127,303
Maryland Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2045	90,000	100,164
Series A, 5.00%, 7/1/2038	100,000	112,604
Series A, 5.50%, 1/1/2031	100,000	116,437
Series B, 2.88%, 7/1/2023	220,000	222,055
Series B, 5.25%, 8/15/2038 (a)	130,000	170,781
Prince George's County, MD, Special Obligation 5.13%, 7/1/2039 (b)	1,600,000	1,686,080
Security Description	Principal Amount	Value
Rockville, MD, Health Facilities Authority Revenue:
5.00%, 11/1/2035	$500,000	$506,220
Series B, 5.00%, 11/1/2042	400,000	394,200
		13,123,720
MASSACHUSETTS — 0.9%
Lowe, MA, Collegiate Charter School Revenue:
5.00%, 6/15/2039	100,000	103,757
5.00%, 6/15/2054	500,000	511,410
Massachusetts Health & Educational Facilities Authority Revenue Series E, 5.00%, 7/15/2037	500,000	500,200
Massachusetts, Development Finance Agency Revenue:
4.13%, 10/1/2042 (b)	500,000	504,695
5.00%, 11/15/2038 (b)	1,500,000	1,566,030
5.00%, 1/1/2041	240,000	259,853
5.00%, 10/1/2043	950,000	927,171
5.00%, 7/1/2044	500,000	577,600
5.00%, 1/1/2045	300,000	323,232
5.00%, 7/1/2047	870,000	768,419
5.00%, 10/1/2057 (b)	1,420,000	1,508,594
Series A, 4.00%, 6/1/2049	1,760,000	1,888,867
Series A, 5.25%, 7/1/2034	10,000	9,648
Series A, 5.50%, 7/1/2044	325,000	303,231
Series D, 4.00%, 7/1/2045	350,000	361,235
Series F, 5.63%, 7/15/2036	120,000	128,776
Series J2, 5.00%, 7/1/2048	680,000	808,799
Massachusetts, Educational Financing Authority Revenue Series J, 3.50%, 7/1/2033	100,000	101,347
		11,152,864
MICHIGAN — 1.7%
City of Detroit, MI, Sewage Disposal System Revenue Series B, 5.50%, 7/1/2021 (a)	100,000	103,716
City Of Detroit, Unlimited Tax General Obligation 5.00%, 4/1/2031	500,000	534,840
Detroit, MI, Community High School Revenue:
5.65%, 11/1/2025	615,000	530,142
5.75%, 11/1/2035	500,000	348,190
Detroit, MI, Sewage Disposal System Revenue Series B, 5.50%, 7/1/2029 (a)	155,000	196,046

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Detroit, MI, Water Supply System Revenue Series A, 5.25%, 7/1/2041	$120,000	$124,586
Eastern Michigan University Revenue Series A, 4.00%, 3/1/2044 (a)	165,000	182,181
Grand Rapids, MI, Economic Development Corp. Revenue 5.00%, 11/1/2047	1,000,000	1,003,510
Kalamazoo, Economic Development Limited Obligation Revenue Series A, 5.00%, 5/15/2055 (f)	3,000,000	3,139,800
Michigan State, Finance Authority Revenue:
3.88%, 10/1/2023	100,000	103,577
4.00%, 2/15/2044	245,000	276,696
4.00%, 11/15/2046	970,000	1,056,893
5.00%, 7/1/2033	100,000	108,717
Series B, 5.00%, 7/1/2028	100,000	110,733
Series B, 5.00%, 7/1/2029	105,000	115,751
Series B, 5.00%, 7/1/2044	575,000	613,203
Series D-2, 5.00%, 7/1/2034	400,000	468,936
Michigan State, Finance Authority, Ltd. Obligation Revenue:
5.00%, 7/1/2026	225,000	251,780
5.25%, 2/1/2027	500,000	534,620
5.25%, 2/1/2032	690,000	723,223
8.13%, 4/1/2041	445,000	403,913
Michigan State, Strategic Fund, Ltd. Obligation Revenue:
5.00%, 6/30/2030	35,000	42,743
5.00%, 6/30/2031	385,000	467,251
5.00%, 12/31/2032	1,000,000	1,200,890
Michigan State, Tobacco Settlement Finance Authority Revenue:
Series A, 6.00%, 6/1/2048	2,975,000	2,989,696
Series A, 6.88%, 6/1/2042	1,000,000	1,005,490
Series B, 0.01%, 6/1/2052	3,950,000	394,052
Series C, Zero Coupon, 6/1/2058	20,000,000	989,400
Saline, MI, Economic Development Corp. Revenue 5.50%, 6/1/2047	1,000,000	1,009,400
State of Michigan Revenue 5.00%, 3/15/2027	545,000	689,965
Wayne County Airport Authority Revenue:
5.00%, 12/1/2044	285,000	316,493
Security Description	Principal Amount	Value
Series B, 5.00%, 12/1/2039	$700,000	$795,277
		20,831,710
MINNESOTA — 0.7%
Anoka, MN, Housing Revenue 4.75%, 11/1/2035	150,000	157,419
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	170,153
Brooklyn, MN, Chart School Lease Revenue:
Series A, 4.75%, 7/1/2025	80,000	82,521
Series A, 5.00%, 3/1/2039	500,000	506,890
Series A, 5.50%, 7/1/2035	150,000	156,597
Forest Lake, MN, Charter School Lease Revenue Series A, 5.38%, 8/1/2050	1,000,000	1,104,280
Maple Grove, MN, Health Care Facilities Revenue 3.50%, 5/1/2034	100,000	104,646
Minneapolis, MN, Charter School Lease Revenue 5.00%, 12/1/2047 (b)	300,000	312,624
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	987,450
Rochester, MN, Health Care & Housing Revenue Series A, 4.50%, 8/1/2042	1,100,000	1,113,750
Saint Paul, MN, Housing & Redevelopment Authority, Housing & Health Care Facilities Revenue Series A, 5.00%, 12/1/2041	500,000	538,470
Southern Minnesota Municipal Power Agency System Revenue Series A, Zero Coupon, 1/1/2024 (a)	155,000	151,616
St. Cloud, MN, Chart School Lease Revenue Series A, 5.00%, 4/1/2046	150,000	102,000
St. Paul, MN, Housing & Redevelopment Authority Revenue:
Series A, 4.63%, 3/1/2043	235,000	237,961
Series A, 5.30%, 7/1/2045	500,000	529,370
Series A, 5.75%, 7/1/2047 (b)	1,000,000	1,060,530
St. Paul, MN, Port Authority Revenue Series 7, 4.50%, 10/1/2037 (b)	255,000	256,984

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
St. Paul, MN, Senior Housing & Health Care Revenue 5.00%, 9/1/2042	$145,000	$151,022
Woodbury, MN, Housing & Redevelopment Authority Revenue:
5.00%, 12/1/2029	225,000	236,801
5.25%, 12/1/2049	340,000	351,128
		8,312,212
MISSISSIPPI — 0.2%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue Series B, 6.70%, 4/1/2022	210,000	227,942
Mississippi State, Business Finance Corp. Revenue 4.55%, 12/1/2028	320,000	310,842
Mississippi State, Development Bank, Revenue 3.50%, 9/1/2034 (a)	300,000	308,202
Mississippi State, Gaming Tax Revenue 5.00%, 10/15/2032	605,000	738,838
Mississippi State, Hospital Equipment & Facilities Authority Revenue:
Series S, 5.00%, 9/1/2041	100,000	113,631
Series S, 5.00%, 9/1/2046	400,000	451,072
Warren County, MS, Gulf Opportunity Revenue Series A, 5.38%, 12/1/2035	115,000	120,120
		2,270,647
MISSOURI — 0.7%
Boone County, MO, Hospital Revenue 5.00%, 8/1/2029	70,000	77,717
I-470 Western Gateway Transportation Development District Revenue Series A, 5.25%, 12/1/2048 (b)	1,000,000	1,016,230
Jennings, MO, Revenue 5.00%, 11/1/2023	285,000	265,708
Kansas City, MO, Industrial Development Authority Revenue 6.00%, 11/15/2051 (b) (c)	850,000	297,925
Kirkwood, Industrial Development Authority Revenue Series A, 5.25%, 5/15/2050	500,000	523,565
Security Description	Principal Amount	Value
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue 5.00%, 8/15/2032	$525,000	$556,122
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue Series A, 5.00%, 8/15/2051	1,000,000	1,013,130
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue 6.00%, 5/1/2042	435,000	434,974
Missouri State, Health & Educational Facilities Authority Revenue 5.00%, 2/1/2042	115,000	126,751
Missouri, State Development Finance Board Revenue Series C, 3.50%, 3/1/2031	265,000	265,082
Missouri, State Health & Educational Facilities Authority Revenue:
4.25%, 8/1/2035	280,000	282,946
4.25%, 12/1/2042 (b)	450,000	484,344
5.00%, 5/1/2030	100,000	105,046
Series A, 4.00%, 2/15/2049	500,000	558,475
Series A, 5.00%, 2/1/2036	650,000	720,668
Putnam County, MO, General Obligation 5.00%, 9/1/2032	335,000	230,098
St. Louis County, MO, Industrial Development Authority Revenue:
5.00%, 12/1/2025	235,000	239,169
5.00%, 9/1/2042	150,000	152,760
St. Louis, MO, Airport Revenue 5.50%, 7/1/2031 (a)	245,000	331,277
St. Louis, MO, Industrial Development Authority Revenue Series A, 4.75%, 11/15/2047	1,000,000	888,460
St. Louis, MO, Land Clearance Authority Revenue 5.00%, 6/1/2040	210,000	232,728
		8,803,175

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
MONTANA — 0.1%
Kalispell, MT, Housing & Healthcare Facilities Revenue Series A, 5.25%, 5/15/2047	$100,000	$99,426
Missoula, MT, Water System Revenue Series A, 4.00%, 7/1/2044	210,000	241,030
Monroe County, PA, Industrial Development Authority Revenue 5.00%, 7/1/2048	325,000	367,588
		708,044
NEBRASKA — 0.4%
Central Plains Energy Project, NE, Gas Project Revenue:
5.25%, 9/1/2037	270,000	291,214
Series A, 5.00%, 9/1/2028	200,000	251,150
Series A, 5.00%, 9/1/2032	1,000,000	1,307,350
Series A, 5.00%, 9/1/2035	1,250,000	1,679,175
Central Plains Energy Project, NE, Revenue 5.00%, 9/1/2042	100,000	107,385
Public Power Generation Agency Revenue 5.00%, 1/1/2026	600,000	710,796
		4,347,070
NEVADA — 0.7%
Carson City, NV, Hospital Revenue 5.00%, 9/1/2047	250,000	283,420
City of Sparks, NV, Tourism Improvement District No.1 Revenue:
Series A, 2.50%, 6/15/2024 (b)	75,000	74,526
Series A, 2.75%, 6/15/2028 (b)	150,000	147,029
Clark County School District, General Obligation Series C, 3.00%, 6/15/2030	120,000	129,143
Clark County, NV, School District, General Obligation Series A, 5.00%, 6/15/2024	310,000	357,309
County of Clark Department of Aviation Revenue 5.00%, 7/1/2024	500,000	576,760
Reno, NV, Sales Tax Revenue Zero Coupon, 7/1/2058 (b)	1,000,000	136,990
Security Description	Principal Amount	Value
State of Nevada Department of Business & Industry Revenue:
5.75%, 2/15/2038 (b)	$1,095,000	$994,282
5.88%, 12/15/2027 (b)	750,000	748,837
6.25%, 12/15/2037 (b)	2,280,000	2,207,473
6.95%, 2/15/2038 (b)	1,000,000	1,018,040
Series A, 4.50%, 12/15/2029 (b)	920,000	954,500
Series A, 5.00%, 12/15/2038 (b)	750,000	772,432
Washoe County, NV, GAS & Water Facilities Revenue Series B, 3.00%, 3/1/2036 (d)	255,000	265,440
		8,666,181
NEW HAMPSHIRE — 0.4%
National Finance Authority, NH, Revenue:
4.88%, 11/1/2042 (b)	1,855,000	1,888,019
Series A, 3.63%, 7/1/2043 (b) (d)	960,000	949,402
Series B, 3.75%, 7/1/2045 (b) (d)	1,450,000	1,433,963
New Hampshire Health and Education Facilities Authority Revenue Series A, 6.13%, 7/1/2052 (b)	350,000	268,849
		4,540,233
NEW JERSEY — 6.3%
Bayonne, NJ, Redevelopment Agency Revenue Series A, 5.38%, 11/1/2035	485,000	380,293
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	506,245
City of Atlantic City NJ, General Obligation 5.00%, 12/1/2025	120,000	118,966
Garden, State Preservation Trust Revenue Series B, Zero Coupon, 11/1/2023 (a)	100,000	97,269
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2024	670,000	701,095
New Jersey, Economic Development Authority Revenue:
4.13%, 7/1/2030	110,000	101,517

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 6/15/2027	$635,000	$643,064
4.38%, 1/1/2024	735,000	729,363
5.00%, 6/15/2024	100,000	103,346
5.00%, 3/1/2026	495,000	518,314
5.00%, 3/1/2027	100,000	107,212
5.00%, 3/1/2028	505,000	540,244
5.00%, 6/15/2032	500,000	564,225
5.00%, 10/1/2037	100,000	110,216
5.00%, 6/15/2040	445,000	479,835
5.00%, 11/1/2044	500,000	555,785
5.13%, 9/15/2023	770,000	788,688
5.25%, 9/15/2029	50,000	51,125
5.25%, 1/1/2044	750,000	694,035
5.75%, 9/15/2027	5,650,000	5,588,641
7.10%, 11/1/2031 (e)	1,000,000	—
Series A, 3.38%, 7/1/2030	555,000	559,584
Series A, 4.00%, 11/1/2027	105,000	116,608
Series A, 5.00%, 6/1/2036	390,000	422,932
Series A, 5.00%, 6/15/2047	510,000	561,867
Series A, 5.50%, 6/15/2031	500,000	586,125
Series AAA, 4.13%, 6/15/2025	125,000	137,204
Series AAA, 5.00%, 6/15/2036	300,000	334,869
Series AAA, 5.00%, 6/15/2041	500,000	552,150
Series B, Zero Coupon, 7/1/2027	160,000	145,262
Series B, 5.63%, 11/15/2030	1,000,000	1,036,890
Series BBB, 4.75%, 6/15/2031	665,000	740,737
Series BBB, 5.50%, 6/15/2031	900,000	1,055,025
Series C, 5.00%, 6/15/2047	365,000	402,120
Series DDD, 5.00%, 6/15/2030	540,000	620,541
Series EE, 5.25%, 9/1/2024	200,000	203,248
Series EEE, 5.00%, 6/15/2038	1,205,000	1,363,096
Series K, 5.25%, 12/15/2021 (a)	100,000	105,203
Series MMM, 4.00%, 6/15/2036	335,000	357,304
Series N-1, 5.50%, 9/1/2023 (a)	100,000	111,648
Series NN, 5.00%, 3/1/2024	100,000	108,095
Series NN, 5.00%, 3/1/2025	310,000	334,078
Series NN, 5.00%, 3/1/2030	505,000	538,178
Security Description	Principal Amount	Value
Series PP, 5.00%, 6/15/2025	$100,000	$111,699
Series PP, 5.00%, 6/15/2031	245,000	267,280
Series UU, 5.00%, 6/15/2034	355,000	384,508
Series WW, 5.00%, 6/15/2035	500,000	548,980
Series WW, 5.00%, 6/15/2036	240,000	262,872
Series WW, 5.00%, 6/15/2037	390,000	426,313
Series XX, 4.25%, 6/15/2026	1,975,000	2,163,494
Series XX, 4.38%, 6/15/2027	175,000	191,422
Series XX, 5.00%, 6/15/2025	1,450,000	1,663,643
Series XX, 5.00%, 6/15/2026	880,000	1,002,954
New Jersey, Educational Facilities Authority Revenue:
3.50%, 6/15/2027	125,000	129,283
3.50%, 7/1/2031	355,000	391,020
Series A, 3.00%, 7/1/2050	655,000	620,868
Series B, 5.00%, 9/1/2036	300,000	333,180
Series B, 5.50%, 9/1/2032	150,000	173,731
New Jersey, Health Care Facilities Financing Authority Revenue:
4.00%, 7/1/2048	175,000	183,463
5.00%, 9/15/2027	170,000	182,551
5.00%, 10/1/2027	905,000	1,032,542
5.00%, 10/1/2028	100,000	114,260
5.75%, 7/1/2037	970,000	973,026
New Jersey, Transportation Trust Fund Authority Revenue:
3.75%, 6/15/2033	500,000	522,520
5.00%, 6/15/2028	625,000	729,019
5.00%, 6/15/2050	500,000	551,555
5.25%, 6/15/2043	500,000	565,880
Series A, , 12/15/2025	1,610,000	1,429,036
Series A, Zero Coupon, 12/15/2028	100,000	79,526
Series A, Zero Coupon, 12/15/2029	900,000	686,682
Series A, 0.01%, 12/15/2027	820,000	678,837
Series A, 0.01%, 12/15/2030	265,000	193,699
Series A, 0.01%, 12/15/2033	285,000	182,135
Series A, 0.01%, 12/15/2035	615,000	359,154

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 12/15/2031	$1,315,000	$1,415,597
Series A, 5.00%, 6/15/2024	120,000	134,688
Series A, 5.00%, 12/15/2024	270,000	307,003
Series A, 5.00%, 12/15/2025	250,000	289,885
Series A, 5.00%, 12/15/2028	100,000	120,423
Series A, 5.00%, 6/15/2029	175,000	202,673
Series A, 5.00%, 12/15/2029	350,000	416,237
Series A, 5.00%, 6/15/2031	505,000	578,498
Series A, 5.00%, 12/15/2035	1,000,000	1,146,640
Series A, 5.13%, 6/15/2029	700,000	716,317
Series A, 5.50%, 12/15/2023	1,435,000	1,617,719
Series A, 5.75%, 6/15/2023 (a)	165,000	183,968
Series -A, 0.01%, 12/15/2032	750,000	501,397
Series AA, 3.25%, 6/15/2038	435,000	415,577
Series AA, 4.75%, 6/15/2035	260,000	280,103
Series AA, 4.75%, 6/15/2038	185,000	198,148
Series AA, 5.00%, 6/15/2024	100,000	109,004
Series AA, 5.00%, 6/15/2025	130,000	149,154
Series AA, 5.00%, 6/15/2026	350,000	388,857
Series AA, 5.00%, 6/15/2029	150,000	157,546
Series AA, 5.00%, 6/15/2033	150,000	156,698
Series AA, 5.00%, 6/15/2036	1,305,000	1,385,545
Series AA, 5.00%, 6/15/2038	730,000	778,381
Series AA, 5.00%, 6/15/2044	780,000	836,222
Series AA, 5.25%, 6/15/2029	90,000	101,687
Series AA, 5.25%, 6/15/2030	280,000	302,238
Series AA, 5.25%, 6/15/2031	125,000	140,238
Series AA, 5.25%, 6/15/2033	120,000	128,714
Security Description	Principal Amount	Value
Series AA, 5.25%, 6/15/2041	$200,000	$219,294
Series B, 3.50%, 6/15/2046	1,395,000	1,347,682
Series B, 4.00%, 6/15/2036	200,000	211,870
Series B, 5.00%, 6/15/2035	2,000,000	2,297,760
Series B, 5.25%, 12/15/2023 (a)	230,000	257,492
Series B, 5.50%, 6/15/2031	160,000	163,960
Series C, Zero Coupon, 12/15/2024 (a)	1,130,000	1,038,470
Series C, Zero Coupon, 12/15/2028 (a)	125,000	101,030
Series C-REMK 11/25/14, 5.25%, 6/15/2032	150,000	166,411
Series D, 5.25%, 12/15/2023	160,000	179,125
New Jersey, Turnpike Authority Revenue Series E, 5.00%, 1/1/2034	300,000	345,138
Newark, NJ, Housing Authority Revenue 5.00%, 1/1/2032 (a)	435,000	507,980
South Jersey Transportation Authority Revenue Series A, 5.00%, 11/1/2031 (a)	750,000	961,410
South Jersey, NJ, Port Corp. Revenue:
Series B, 5.00%, 1/1/2036	150,000	165,102
Series B, 5.00%, 1/1/2042	750,000	813,810
Series B, 5.00%, 1/1/2048	500,000	537,900
State of New Jersey General Obligation 4.00%, 6/1/2032	180,000	193,118
State of New Jersey, General Obligation 5.00%, 6/1/2024	615,000	706,020
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, 5.25%, 6/1/2046	5,705,000	6,736,122
Series B, 5.00%, 6/1/2046	4,000,000	4,520,560
		75,536,785
NEW MEXICO — 0.1%
City of Santa Fe NM Retmnt Facilities Rvenue Series A, 5.00%, 5/15/2044	330,000	346,477
Mariposa East Public Improvement District, Special Assessment Series C, 5.90%, 9/1/2032	190,000	185,392

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (b)	$574,000	$576,956
		1,108,825
NEW YORK — 8.5%
Brooklyn Arena, NY, Local Development Corp. Revenue:
Zero Coupon, 7/15/2047	200,000	62,826
Series A, 3.00%, 7/15/2043 (a)	700,000	707,392
Series A, 5.00%, 7/15/2042	5,000,000	5,460,950
Build NYC Resource Corp., NY, Revenue:
5.00%, 1/1/2035 (b)	265,000	290,183
5.25%, 11/1/2034	250,000	264,545
5.50%, 11/1/2044	500,000	526,040
Series A, 5.00%, 6/1/2047 (b)	150,000	160,470
Dutchess County, NY, Local Development Corp. Revenue:
5.00%, 7/1/2027	770,000	917,509
Series A, 5.00%, 7/1/2045	725,000	811,014
Series B, 4.00%, 7/1/2044	400,000	435,812
Series B, 4.00%, 7/1/2049	400,000	432,672
Erie County, NY, Tobacco Asset Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2038	175,000	175,105
Series A, 5.00%, 6/1/2045	635,000	635,381
Glen Cove, NY, Local Economic Assistance Corp. Revenue:
Zero Coupon, 1/1/2045	2,000,000	613,860
Series C, 5.63%, 1/1/2055	620,000	577,983
Hempstead Town Local Development Corp. 5.53%, 2/1/2040	850,000	871,097
Hudson Yards Infrastructure Corp., NY, Revenue Series A, 4.00%, 2/15/2036	120,000	133,002
Jefferson County, NY, Industrial Development Revenue 5.25%, 1/1/2024 (b)	215,000	204,153
Metropolitan New York, NY, Transportation Authority Revenue Series C-2, Zero Coupon, 11/15/2032	300,000	190,749
Security Description	Principal Amount	Value
Metropolitan Transportation Authority Revenue:
Series A-1, 5.00%, 11/15/2040	$560,000	$579,561
Series B, 5.00%, 11/15/2022	675,000	699,928
Series B, 5.00%, 11/15/2025	1,010,000	1,076,508
Series B, 5.00%, 11/15/2026	115,000	122,920
Series B, 5.25%, 11/15/2032	1,000,000	1,041,020
Series C, 4.00%, 11/15/2033	205,000	202,110
Series C-1, 3.25%, 11/15/2036	290,000	255,099
Series C-1, 4.75%, 11/15/2045	825,000	858,685
Series C-1, 5.00%, 11/15/2025	800,000	852,680
Series C-1, 5.00%, 11/15/2031	425,000	442,323
Series C-2, Zero Coupon, 11/15/2040	1,000,000	427,550
Series C-GROUP 2, 4.00%, 11/15/2045 (a)	500,000	540,845
Series D, 3.00%, 11/15/2032	215,000	189,340
Series D, 5.00%, 11/15/2039	585,000	604,053
Series E, 5.00%, 11/15/2038	1,000,000	1,025,720
Series F, 5.00%, 11/15/2021	100,000	102,058
Monroe County, PA, Industrial Development Corp. Revenue 5.00%, 1/1/2040	590,000	613,812
Nassau County Local Economic Assistance Corp. 5.00%, 7/1/2027	200,000	212,534
Nassau County, NY, General Obligation 5.00%, 4/1/2028	550,000	622,270
Nassau County, NY, Tobacco Settlement Corp. Revenue:
Series A-2, 5.25%, 6/1/2026	610,000	610,043
Series A-3, 5.00%, 6/1/2035	2,385,000	2,385,191
Series A-3, 5.13%, 6/1/2046	635,000	635,089

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
New York City Industrial Development Agency Revenue:
Zero Coupon, 3/1/2033 (a)	$530,000	$384,976
Zero Coupon, 3/1/2045 (a)	575,000	263,902
4.50%, 3/1/2039	460,000	461,329
New York City, Housing Development Corp.:
Series 2014-8SPR, Class D, 3.00%, 2/15/2048	100,000	102,239
Series 2014-8SPR, Class F, 4.50%, 2/15/2048	4,500,000	4,706,910
New York City, NY, Industrial Development Agency Revenue:
0.01%, 3/1/2036 (a)	340,000	220,425
5.00%, 1/1/2023 (a)	550,000	550,093
5.00%, 1/1/2031 (a)	50,000	50,006
5.00%, 3/1/2046	250,000	250,805
5.50%, 7/1/2035 (a)	235,000	296,918
5.75%, 10/1/2037 (c)	1,000,000	770,000
7.00%, 3/1/2049 (a)	200,000	200,908
Series A, 5.00%, 7/1/2022	690,000	727,446
New York County, NY, Counties Tobacco Trust IV Revenue:
Series A, 5.00%, 6/1/2042	1,545,000	1,564,297
Series A, 5.00%, 6/1/2045	885,000	893,841
New York County, NY, Counties Tobacco Trust V Revenue Series S 3, 0.01%, 6/1/2055	10,000,000	550,400
New York County, NY, Counties Tobacco Trust VI Revenue:
2.45%, 6/1/2042	750,000	732,075
5.00%, 6/1/2045	930,000	979,560
New York Liberty Development Corp. Revenue 7.25%, 11/15/2044 (b)	2,815,000	2,922,814
New York State Dormitory Authority Revenue:
4.00%, 9/1/2050	500,000	536,935
5.00%, 7/1/2024	820,000	948,847
5.00%, 7/1/2026	500,000	591,490
5.25%, 7/1/2031 (a)	265,000	308,455
Series A, 4.00%, 11/1/2026	360,000	362,570
Series A, 5.00%, 7/1/2034	615,000	707,478
Series A, 5.00%, 7/1/2036	500,000	570,600
Security Description	Principal Amount	Value
New York State Environmental Facilities Corp. Revenue 2.75%, 9/1/2050 (d)	$1,475,000	$1,485,944
New York State, Convention Center Development Corp. Revenue Series B, Zero Coupon, 11/15/2036	235,000	138,857
New York State, Dormitory Authority Revenue:
5.00%, 10/1/2021	100,000	104,841
5.00%, 8/1/2034	915,000	1,084,403
Series A, 4.25%, 5/1/2042	285,000	290,928
Series A, 5.15%, 7/1/2024 (a)	500,000	559,740
Series A, 5.50%, 1/1/2039	400,000	425,464
Series A, 5.50%, 1/1/2044	850,000	898,603
New York State, Liberty Development Corp. Revenue:
2.45%, 9/15/2069	3,000,000	2,961,840
Series 1, 5.00%, 11/15/2044 (b)	5,775,000	5,920,183
Series 2, 5.00%, 9/15/2043	150,000	158,073
Series 2, 5.38%, 11/15/2040 (b)	2,095,000	2,167,885
New York State, Thruway Authority Revenue:
Series B, 4.00%, 1/1/2045 (a)	1,000,000	1,139,830
Series I, 5.00%, 1/1/2023	200,000	212,022
Series L, 5.00%, 1/1/2033	610,000	752,301
New York State, Transportation Development Corp. Revenue:
5.00%, 8/1/2021	1,000,000	1,004,200
5.00%, 1/1/2023	510,000	533,900
5.00%, 8/1/2026	2,540,000	2,545,944
5.00%, 1/1/2027	350,000	382,988
5.00%, 1/1/2028	275,000	302,580
5.00%, 8/1/2031	3,930,000	3,918,013
5.00%, 1/1/2032	2,000,000	2,152,220
5.00%, 1/1/2036	5,500,000	5,830,440
5.00%, 7/1/2046	1,500,000	1,597,920
5.25%, 8/1/2031	1,475,000	1,521,108
5.38%, 8/1/2036	740,000	767,054
Series A, 4.00%, 7/1/2037 (a)	100,000	105,812
Series A, 5.00%, 7/1/2030	170,000	186,267
Series A, 5.00%, 7/1/2041	515,000	552,410
Port Authority of New York & New Jersey Revenue 5.50%, 12/1/2031	3,000,000	3,026,130

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Ramapo, NY, Local Development Corp. Revenue 5.00%, 3/15/2041	$385,000	$403,130
Suffolk, NY, Tobacco Asset Securitization Corp. Revenue Series C, 6.63%, 6/1/2044	500,000	516,590
Syracuse, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031	2,070,000	1,824,539
5.00%, 1/1/2033	150,000	128,007
TSASC, Inc., NY, Revenue:
Series A, 5.00%, 6/1/2041	225,000	253,145
Series B, 5.00%, 6/1/2045	3,525,000	3,656,941
Series B, 5.00%, 6/1/2048	2,950,000	3,044,223
Westchester County, NY, Healthcare Corp. Revenue Series A, 5.00%, 11/1/2044	344,000	373,120
Westchester County, NY, Industrial Development Agency Revenue 7.00%, 6/1/2046 (b)	700,000	725,802
Westchester County, NY, Local Development Corp. Revenue 3.75%, 11/1/2037	275,000	281,336
Westchester Tobacco Asset Securitization, NY Revenue Series C, 5.13%, 6/1/2051	165,000	182,147
		102,342,281
NORTH CAROLINA — 0.2%
Nash, NC, Health Care Systems Revenue 5.00%, 11/1/2041	110,000	113,762
North Carolina State, Medical Care Commission Revenue:
5.00%, 7/1/2045	500,000	500,590
Series A, 4.00%, 7/1/2044	500,000	472,100
Series A, 5.00%, 7/1/2044	500,000	533,525
North Carolina, Department of Transportation Revenue:
5.00%, 12/31/2037	250,000	268,613
5.00%, 6/30/2054	575,000	607,280
		2,495,870
NORTH DAKOTA — 0.0% (g)
County of Grand Forks Industrial Revenue 6.38%, 12/15/2043	250,000	211,092
Security Description	Principal Amount	Value
Williston, ND, Parks & Recreation District Revenue Series A, 4.00%, 3/1/2032	$190,000	$149,255
		360,347
OHIO — 3.9%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Series A-3, 6.25%, 6/1/2037	1,190,000	1,308,262
Series B-2, 5.00%, 6/1/2055	27,375,000	29,120,704
Butler County, OH, Port Authority Revenue Series A1, 6.38%, 1/15/2043 (b)	175,000	172,408
City of Chillicothe, OH, Hospital Facilities Revenue 5.00%, 12/1/2037	285,000	338,913
City of Cleveland OH Revenue 5.38%, 9/15/2027	1,300,000	1,301,248
County of Hamilton, OH, Health Care Revenue:
3.75%, 8/15/2050	750,000	816,532
5.00%, 1/1/2051	750,000	780,450
County of Licking, OH, Health Care Revenue 5.88%, 7/1/2035	250,000	175,090
County of Montgomery, OH, Hospital Facilities Revenue 5.00%, 2/15/2048	390,000	402,184
Cuyahoga County, OH, Hospital Revenue:
5.00%, 2/15/2028	250,000	298,228
5.00%, 2/15/2042	200,000	225,712
5.00%, 2/15/2057	200,000	222,780
5.25%, 2/15/2047	100,000	114,834
5.50%, 2/15/2052	100,000	115,875
5.50%, 2/15/2057	1,000,000	1,155,200
Lake County, OH, Port & Economic Development Authority Revenue Series A, 6.75%, 12/1/2052 (b)	550,000	193,584
Licking County, OH, Health Care Facilities Revenue Series A, 6.00%, 7/1/2050	200,000	139,894
Lucas, OH, Hospital Revenue Series A, 4.13%, 11/15/2042 (a)	600,000	674,124

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Montgomery County, OH, Hospital Revenue 6.25%, 4/1/2049 (b)	$500,000	$254,025
Muskingum County, OH, Hospital Facilities Revenue:
5.00%, 2/15/2033	1,000,000	1,047,970
5.00%, 2/15/2044	200,000	206,970
Ohio Air Quality Development Authority Revenue:
2.60%, 6/1/2041 (d)	200,000	205,804
3.25%, 9/1/2029	3,000,000	3,082,860
Ohio State, Air Quality Development Authority Revenue:
4.25%, 1/15/2038 (b)	215,000	231,151
5.00%, 7/1/2049 (b)	1,270,000	1,296,060
6.75%, 6/1/2024	700,000	682,549
Ohio State, Higher Educational Facility Commission Revenue 3.25%, 12/1/2036	100,000	104,984
Ohio State, Turnpike Commission Revenue Series A-2, Zero Coupon, 2/15/2037	290,000	197,447
Port of Greater Cincinnati Development Authority Revenue Series B, 5.00%, 12/1/2046	240,000	235,896
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	475,000	480,030
Southeastern, OH, Port Authority, Hospital Facilities Revenue:
5.00%, 12/1/2022	245,000	255,145
5.00%, 12/1/2043	250,000	251,793
5.50%, 12/1/2043	400,000	415,528
5.75%, 12/1/2032	200,000	209,824
6.00%, 12/1/2042	550,000	569,668
Wood County, OH, Hospital Facilities Revenue 5.00%, 12/1/2042	160,000	161,592
		47,445,318
OKLAHOMA — 1.1%
Oklahoma Development Finance Authority Revenue:
5.00%, 7/1/2035	105,000	108,987
Series A, 5.00%, 8/1/2047	935,000	364,650
Series B, 5.00%, 8/15/2028	400,000	489,336
Series B, 5.00%, 8/15/2038	500,000	580,340
Security Description	Principal Amount	Value
Series B, 5.25%, 8/15/2043	$3,105,000	$3,622,790
Series B, 5.25%, 8/15/2048	2,250,000	2,613,352
Series B, 5.50%, 8/15/2052	1,000,000	1,166,490
Series B, 5.50%, 8/15/2057	2,615,000	3,044,174
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023 (c)	199,640	499
Series A, 6.88%, 11/1/2046 (c)	33,273	83
Tulsa, OK, Airports Improvement Trust Revenue:
5.00%, 6/1/2035 (d)	1,000,000	1,008,160
Series B-REMK-06/11/13, 5.50%, 12/1/2035	700,000	706,321
		13,705,182
OREGON — 0.4%
Multnomah County, OR, Hospital Facilities Authority Revenue Series A, 5.50%, 10/1/2049	1,000,000	1,041,780
Oregon State, Business Development Commission Revenue:
Series A, 6.50%, 4/1/2031 (b) (c)	2,000,000	1,296,980
Series D, 6.50%, 4/1/2031 (b) (c)	750,000	486,367
Polk County, OR, Hospital Facility Authority Revenue 5.38%, 7/1/2045	1,630,000	1,659,552
Yamhill County Hospital Authority Revenue 5.00%, 11/15/2036	300,000	312,984
		4,797,663
PENNSYLVANIA — 4.2%
Allegheny County Sanitary Authority Revenue 5.00%, 12/1/2045	950,000	1,112,564
Allegheny County, PA, Hospital Development Authority Revenue:
4.88%, 11/1/2024	2,025,000	1,927,010
Series A, 4.00%, 4/1/2037	800,000	898,568
Allegheny County, PA, Industrial Development Authority Revenue 5.75%, 8/1/2042	250,000	228,268

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue:
5.00%, 5/1/2028 (b)	$1,755,000	$1,883,448
5.00%, 5/1/2042 (b)	1,390,000	1,450,062
Berks County, Municipal Authority Revenue Series A, 5.00%, 11/1/2040	585,000	601,491
Berks County, PA, Industrial Development Authority Revenue:
3.75%, 11/1/2042	640,000	613,280
5.00%, 11/1/2030	450,000	502,573
5.00%, 11/1/2034	260,000	285,568
5.00%, 11/1/2036	400,000	436,312
5.00%, 11/1/2047	510,000	544,170
5.00%, 11/1/2050	525,000	558,374
Centre County, PA, Hospital Authority Revenue Series A, 3.75%, 11/15/2041	385,000	408,481
Chester County Health & Education Facilities Authority Revenue 5.00%, 12/1/2051	975,000	989,956
County of Lehigh PA Revenue 5.00%, 7/1/2027	155,000	194,119
Cumberland County, PA, Municipal Authority Revenue:
5.00%, 1/1/2038	295,000	310,877
5.25%, 1/1/2032	220,000	221,089
Dauphin County General Authority Revenue:
3.00%, 6/1/2033	750,000	784,650
5.00%, 10/15/2027 (b)	600,000	602,640
Delaware County, PA, Authority Revenue:
4.00%, 8/1/2040	100,000	108,463
4.00%, 8/1/2045	170,000	183,010
5.25%, 10/1/2032	115,000	112,400
Delaware County, PA, Industrial Development Authority Revenue:
Series A, 5.13%, 6/1/2046 (b)	995,000	1,013,278
Series A, 5.25%, 8/15/2030	280,000	280,025
Series A, 6.13%, 8/15/2040	700,000	700,259
Delaware River JT Toll Bridge Commission Revenue 5.00%, 7/1/2042	500,000	606,305
Security Description	Principal Amount	Value
Delaware Valley, PA, Regional Finance Authority Revenue 5.75%, 7/1/2032	$150,000	$212,696
Doylestown Hospital Authority Revenue Series A, 5.00%, 7/1/2046	110,000	118,823
Fulton County, PA, Industrial Development Authority Revenue 4.00%, 7/1/2028	300,000	316,896
Hazleton Area School District, General Obligation:
Series B, Zero Coupon, 3/1/2024 (a)	100,000	96,551
Series B, Zero Coupon, 3/1/2025 (a)	160,000	152,136
Lancaster County, PA, Hospital Authority Revenue:
5.00%, 4/1/2027	420,000	428,064
5.00%, 3/1/2045	390,000	398,853
Lehigh County, PA, General Purpose Authority Revenue:
3.25%, 11/1/2041	140,000	144,533
4.00%, 11/1/2041	250,000	269,250
Monroe County, PA, Industrial Development Authority Revenue 6.88%, 7/1/2033 (b)	270,000	273,105
Montgomery County, Higher Education & Health Authority Revenue 5.00%, 12/1/2032	250,000	272,735
Montgomery County, PA, Higher Education & Health Authority Revenue:
5.00%, 9/1/2028	500,000	631,275
5.00%, 9/1/2031	325,000	398,408
5.00%, 9/1/2035	300,000	358,953
Series A, 5.00%, 10/1/2026	110,000	121,813
Montgomery County, PA, Industrial Development Authority Revenue:
4.50%, 1/15/2032	1,095,000	1,133,982
5.00%, 11/15/2036	100,000	115,143
5.25%, 1/15/2030	1,500,000	1,616,040
5.25%, 1/1/2040	205,000	207,940
Moon Industrial Development Authority, PA, Revenue 6.00%, 7/1/2045	1,060,000	1,095,616
Northampton County, PA, General Purpose Authority Revenue:
5.00%, 8/15/2046	635,000	719,607

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/15/2048	$630,000	$738,612
Pennsylvania State, Economic Development Financing Authority Revenue:
5.00%, 6/30/2023	160,000	177,051
5.00%, 12/31/2028	360,000	419,468
5.00%, 12/31/2034	400,000	455,632
10.00%, 12/1/2040 (b)	690,000	723,776
Series A-RE, 6.40%, 12/1/2038	1,000,000	830,530
Pennsylvania State, Housing Finance Agency Revenue Series A, 4.25%, 10/1/2035	100,000	62,270
Pennsylvania, PA, Commonwealth Financing Authority Revenue Series B, 5.00%, 6/1/2042	310,000	334,868
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	157,342
5.00%, 11/1/2027	880,000	894,379
5.00%, 5/1/2035	150,000	174,482
5.00%, 11/1/2036	980,000	1,036,213
5.00%, 4/1/2042	210,000	225,194
5.00%, 5/1/2042	500,000	507,920
5.00%, 11/1/2042	140,000	140,104
Series A, 5.00%, 9/1/2045	280,000	311,332
Series AQ, 5.00%, 6/15/2021	150,000	154,946
Series AT-1, 5.00%, 6/15/2024	125,000	144,971
Pennsylvania, Turnpike Commission Highway Revenue:
5.00%, 6/1/2030	395,000	464,283
5.00%, 12/1/2036	600,000	697,392
Series A, 4.00%, 12/1/2049 (a)	905,000	1,016,224
Series A-1, 5.00%, 12/1/2037	380,000	460,879
Series A-2, 5.00%, 12/1/2028	500,000	605,505
Series B-2, 1.00%, 12/1/2037	965,000	958,882
Series C, 6.25%, 6/1/2033 (a)	365,000	465,645
Series E, 6.00%, 12/1/2030	435,000	566,366
Philadelphia, PA, Airport System Revenue Series A, 5.00%, 6/15/2022	165,000	169,988
Security Description	Principal Amount	Value
Philadelphia, PA, Authority for Industrial Development Revenue:
5.00%, 7/1/2037	$290,000	$292,291
5.00%, 6/15/2050	500,000	515,005
5.38%, 6/15/2050 (b)	570,000	580,163
8.20%, 12/1/2043	330,000	359,175
Series A, 4.00%, 9/1/2047	385,000	408,339
Philadelphia, PA, General Obligation:
5.00%, 8/1/2031	1,000,000	1,233,390
5.00%, 2/1/2037	775,000	967,285
5.00%, 2/1/2039	1,275,000	1,585,909
Series A, 5.00%, 7/15/2038	100,000	112,852
Series B, 5.00%, 8/1/2033	110,000	129,642
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
5.00%, 7/1/2026	325,000	379,272
5.00%, 7/1/2031	845,000	975,502
5.00%, 7/1/2032	1,610,000	1,848,843
Series A, 5.63%, 7/1/2042	430,000	453,525
Scranton, PA, General Obligation 5.00%, 11/15/2032	380,000	408,690
Scranton, PA, Redevelopment Authority Revenue Series A, 5.00%, 11/15/2028	195,000	189,790
West Shore, PA, Area Authority Revenue Series A, 5.00%, 7/1/2030	150,000	161,181
		50,134,767
PUERTO RICO — 10.1%
Children's Trust Fund, PR, Tobacco Settlement Revenue:
5.50%, 5/15/2039	720,000	724,414
5.63%, 5/15/2043	3,790,000	3,809,177
Series A, Zero Coupon, 5/15/2050	8,000,000	1,203,360
Series B, Zero Coupon, 5/15/2057	13,200,000	529,188
Commonwealth of Puerto Rico, General Obligation Series A, 5.00%, 7/1/2035 (a)	720,000	750,643
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 4.00%, 7/1/2022	100,000	100,643
Series A, 4.25%, 7/1/2025	1,070,000	1,068,662
Series A, 5.00%, 7/1/2021	100,000	101,515
Series A, 5.00%, 7/1/2033	2,920,000	2,963,800

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.13%, 7/1/2037	$3,225,000	$3,273,375
Series A, 5.25%, 7/1/2029	1,250,000	1,281,250
Series A, 5.25%, 7/1/2042	2,950,000	2,994,250
Series A, 5.75%, 7/1/2037	2,350,000	2,411,687
Series A, 6.00%, 7/1/2047	2,555,000	2,634,844
Series A, 6.13%, 7/1/2024	315,000	331,931
Puerto Rico Convention Center District Authority Revenue:
Series A, 4.50%, 7/1/2036 (a)	350,000	350,017
Series A, 5.00%, 7/1/2031 (a)	165,000	165,063
Puerto Rico Electric Power Authority Revenue:
Series NN, 5.25%, 7/1/2023 (a)	120,000	122,916
Series RR, 5.00%, 7/1/2026	140,000	140,014
Series V V, 5.25%, 7/1/2025 (a)	710,000	730,704
Series V V, 5.25%, 7/1/2026 (a)	795,000	819,470
Series V V, 5.25%, 7/1/2027 (a)	920,000	1,013,426
Series V V, 5.25%, 7/1/2034 (a)	770,000	791,652
Puerto Rico Highways & Transportation Authority Revenue:
Series CC, 5.25%, 7/1/2033 (a)	120,000	132,619
Series N, 5.25%, 7/1/2034 (a)	345,000	381,970
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 10/1/2042	515,000	463,500
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 3/1/2036	200,000	192,100
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue:
Series A, 5.00%, 7/1/2033 (a)	505,000	505,025
Series A, 6.00%, 7/1/2033	100,000	102,318
Security Description	Principal Amount	Value
Puerto Rico Infrastructure Financing Authority Revenue:
Series A, Zero Coupon, 7/1/2033	$100,000	$37,306
Series A, Zero Coupon, 7/1/2036 (a)	155,000	76,108
Series A, 0.01%, 7/1/2043 (a)	710,000	250,169
Series C, 5.50%, 7/1/2025 (a)	425,000	461,915
Series C, 5.50%, 7/1/2026 (a)	480,000	524,184
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2024	191,000	176,354
Series A-1, Zero Coupon, 7/1/2027	669,000	567,901
Series A-1, Zero Coupon, 7/1/2029	2,281,000	1,794,965
Series A-1, Zero Coupon, 7/1/2031	3,991,000	2,913,350
Series A-1, Zero Coupon, 7/1/2033	2,148,000	1,437,635
Series A-1, Zero Coupon, 7/1/2051	21,000,000	4,291,770
Series A-1, 0.01%, 7/1/2046	26,460,000	7,469,923
Series A-1, 4.50%, 7/1/2034	2,065,000	2,154,497
Series A-1, 4.55%, 7/1/2040	1,483,000	1,533,081
Series A-1, 4.75%, 7/1/2053	9,464,000	9,842,655
Series A-1, 5.00%, 7/1/2058	23,907,000	25,271,851
Series A-2, 4.33%, 7/1/2040	17,962,000	18,306,332
Series A-2, 4.54%, 7/1/2053	58,000	59,504
Series A-2, 4.55%, 7/1/2040	100,000	98,628
Series A-2, 4.78%, 7/1/2058	6,427,000	6,702,397
Series A-2-, 4.33%, 7/1/2040	6,710,000	6,838,631
		120,898,689
RHODE ISLAND — 0.0% (g)
Tobacco Settlement Financing Corp., NJ, Revenue Series A, Zero Coupon, 6/1/2052	630,000	95,439

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
SOUTH CAROLINA — 0.5%
South Carolina State, Jobs - Economic Development Authority Revenue:
5.00%, 11/1/2037	$500,000	$561,040
5.25%, 11/15/2047	1,750,000	1,815,083
Series A, 7.00%, 11/1/2033	270,000	297,324
Series S, 3.00%, 8/15/2038	1,035,000	965,634
Series S, 5.25%, 8/15/2033	100,000	110,527
South Carolina State, Ports Authority Revenue 4.00%, 7/1/2040	245,000	262,567
South Carolina State, Public Service Authority Revenue:
Series A, 5.00%, 12/1/2055	255,000	287,923
Series B, 4.00%, 12/1/2056	360,000	388,944
Series B, 5.13%, 12/1/2043	660,000	725,762
Series C, 5.00%, 12/1/2046	155,000	173,639
Series E, 5.25%, 12/1/2055	305,000	352,095
Spartanburg, SC, Regional Health Services District Revenue Series A, 3.63%, 4/15/2039	195,000	209,079
		6,149,617
SOUTH DAKOTA — 0.0% (g)
South Dakota Health & Educational Facilities Authority Revenue:
5.00%, 9/1/2028	100,000	124,741
5.00%, 9/1/2032	215,000	261,801
		386,542
TENNESSEE — 0.8%
Bristol, TN, Industrial Development Board Revenue Series A, 5.13%, 12/1/2042 (b)	400,000	377,872
Chattanooga, TN, Health Educational & Housing Facility Board Revenue:
Series A-, 3.25%, 8/1/2044	200,000	203,390
Series A-, 4.00%, 8/1/2036	1,000,000	1,138,080
Security Description	Principal Amount	Value
Series A-, 4.00%, 8/1/2037	$1,080,000	$1,224,752
Series A-, 5.00%, 8/1/2044	550,000	657,871
Greeneville, TN, Health & Educational Facilities Board Revenue 4.00%, 7/1/2040	650,000	718,627
Knox County, TN, Health Educational & Housing Facility Board Revenue 5.00%, 4/1/2031	240,000	282,410
Memphis-Shelby County, TN, Industrial Development Board, Tax Allocation Series A, 5.50%, 7/1/2037	100,000	89,006
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facility Revenue Series A, 5.63%, 6/15/2047 (b)	370,000	222,000
Metropolitan Nashville, TN, Airport Authority Revenue:
Series A, 4.00%, 7/1/2054	500,000	552,305
Series B, 5.00%, 7/1/2043	100,000	113,086
Series B, 5.00%, 7/1/2054	500,000	593,350
Nashville Metropolitan Development & Housing Agency, TN, Tax Increment Revenue 5.13%, 6/1/2036 (b)	430,000	451,255
Shelby County, TN, Health Educational & Housing Facilities Board Revenue:
5.00%, 5/1/2029	535,000	657,328
Series A, 5.50%, 9/1/2047	400,000	370,424
Tennessee State, Energy Acquisition Corp., Gas Revenue:
4.00%, 11/1/2049 (d)	500,000	570,085
Series A, 5.25%, 9/1/2022	190,000	206,901
Series C, 5.00%, 2/1/2024	100,000	114,181
Series C, 5.00%, 2/1/2027	700,000	858,599
		9,401,522
TEXAS — 5.0%
Arlington, TX, Higher Education Finance Corp. Revenue:
Series A, 5.00%, 6/15/2046	225,000	226,251
Series A, 5.00%, 8/15/2048	15,000	15,456
Austin Convention Enterprises Inc Revenue 5.00%, 1/1/2032	1,540,000	1,487,039

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Austin Convention Enterprises, Inc., TX, Convention Center Revenue Series A, 5.00%, 1/1/2034	$400,000	$408,100
Central Texas Regional Mobility Authority Revenue 3.38%, 1/1/2041	1,000,000	1,043,560
City of Austin TX Airport System Revenue Series B, 5.00%, 11/15/2048	1,000,000	1,191,890
City of Fort Worth TX, General Obligation 5.00%, 3/1/2028	100,000	106,178
Clifton Higher Education Finance Corp. Revenue:
Series D, 5.25%, 8/15/2027	530,000	609,797
Series D, 5.25%, 8/15/2028	1,000,000	1,144,060
Series D, 6.13%, 8/15/2048	3,010,000	3,437,480
Clifton, TX, Higher Education Finance Corp. Educational Revenue:
Series A, 3.95%, 12/1/2032	115,000	117,259
Series A, 4.35%, 12/1/2042	290,000	295,087
County of Bexar TX Revenue:
3.75%, 8/15/2041 (a)	700,000	740,201
5.00%, 8/15/2039	650,000	691,775
Dallas County, TX, Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (b)	500,000	525,135
Dallas/Fort Worth, TX, International Airport Revenue Series H, 5.00%, 11/1/2027	140,000	147,077
Decatur, TX, Hospital Authority Revenue:
Series A, 6.63%, 9/1/2031	300,000	328,965
Series A-REF, 5.25%, 9/1/2029	335,000	373,297
El Paso County, TX, Hospital District, General Obligation:
4.00%, 8/15/2036	200,000	209,190
4.00%, 8/15/2038	200,000	208,064
5.00%, 8/15/2037	200,000	224,068
Grand Parkway Transportation Corp. Revenue 4.00%, 10/1/2049	1,085,000	1,250,614
Security Description	Principal Amount	Value
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	$650,000	$656,338
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue 5.00%, 11/15/2027	890,000	1,109,821
Harris County, TX, Improvement District No. 18, General Obligation 3.38%, 9/1/2041	120,000	125,142
Harris County-Houston, TX, Sports Authority Revenue:
Series H, Zero Coupon, 11/15/2036 (a)	105,000	51,118
Series H, Zero Coupon, 11/15/2040 (a)	420,000	157,613
Series H, 0.01%, 11/15/2041 (a)	1,065,000	374,252
Houston, TX, Airport System Revenue:
5.00%, 7/1/2027	360,000	373,846
5.00%, 7/15/2027	2,500,000	2,596,050
Series A, 5.00%, 7/1/2024	100,000	103,482
Series A, 6.50%, 7/15/2030	300,000	305,583
Series B, 5.00%, 7/1/2026	570,000	706,122
Series B-1, 5.00%, 7/15/2035	3,000,000	3,012,690
Series C, 5.00%, 7/15/2027	1,500,000	1,557,630
Series D, 5.00%, 7/1/2029	115,000	146,250
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	60,000	60,128
Lower Colorado River, TX, Authority Revenue:
Series A, 5.00%, 5/15/2024	110,000	118,184
Series B, 5.00%, 5/15/2022	155,000	167,023
Matagorda County, TX, Navigation District No. 1, Revenue Series A, 4.40%, 5/1/2030 (a)	495,000	597,445
Mesquite, TX, Health Facility Development Corp. Revenue 5.13%, 2/15/2042	1,600,000	1,326,800
Mission, TX, Economic Development Corp. Revenue:
4.63%, 10/1/2031 (b)	3,000,000	3,172,830
6.50%, 12/1/2033 (b)	565,000	531,032
7.75%, 1/1/2045 (b) (c)	940,000	188,000

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
New Hope, Cultural Education Facilities Corp. Revenue:
5.00%, 11/15/2031	$850,000	$900,065
5.00%, 11/15/2036	1,100,000	1,148,213
5.00%, 1/1/2047	500,000	534,765
5.00%, 7/1/2051	885,000	830,847
5.50%, 1/1/2049	1,000,000	1,025,370
Series A, 5.00%, 7/1/2047	1,000,000	830,000
Series A, 5.38%, 11/15/2036	500,000	442,005
Series A, 5.50%, 7/1/2054	100,000	99,838
Newark Higher Education Finance Corp., TX, Revenue Series A, 5.13%, 8/15/2047	1,375,000	1,376,004
North Fort Bend Water Authority System Revenue Series A, 4.00%, 12/15/2040	750,000	889,207
North Texas Tollway Authority Revenue:
0.01%, 1/1/2029 (a)	315,000	278,561
0.01%, 1/1/2030 (a)	1,340,000	1,152,681
4.00%, 1/1/2037	500,000	576,380
4.00%, 1/1/2038	595,000	683,941
Series I, 6.20%, 1/1/2042 (a)	180,000	215,640
Port of Beaumont Navigation District Revenue 4.00%, 1/1/2050 (b)	1,275,000	1,276,415
Pottsboro, TX, Higher Education Finance Corp., Education Revenue Series A, 5.00%, 8/15/2036	300,000	313,785
Red River Education Finance Corp., TX, Revenue 5.00%, 6/1/2046	10,000	10,766
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue:
Series A, 7.50%, 11/15/2034	1,000,000	1,038,810
Series A, 8.00%, 11/15/2049	385,000	400,196
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue Series A, 7.75%, 11/15/2044	1,250,000	1,292,800
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	205,000	250,069
5.50%, 8/1/2027	150,000	190,643
Security Description	Principal Amount	Value
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 5/15/2027	$500,000	$518,415
4.50%, 11/15/2021 (c)	715,000	464,750
5.00%, 11/15/2037	445,000	502,899
5.00%, 10/1/2044	200,000	208,596
5.25%, 11/15/2047	110,000	91,599
5.63%, 11/15/2041 (c)	500,000	325,000
6.38%, 2/15/2041	450,000	364,500
6.75%, 11/15/2047	1,400,000	1,456,546
6.75%, 11/15/2052	300,000	310,938
Series B, 4.00%, 11/15/2025	235,000	220,042
Series B, 4.50%, 11/15/2036	190,000	156,516
Series B, 5.00%, 11/15/2046	200,000	222,558
Texas State, Municipal Gas Acquisition & Supply Corp. I Revenue Series D, 6.25%, 12/15/2026	240,000	283,068
Texas State, Municipal Gas Acquisition & Supply Corp. III Revenue:
5.00%, 12/15/2022	80,000	87,310
5.00%, 12/15/2026	25,000	27,087
5.00%, 12/15/2030	330,000	353,991
5.00%, 12/15/2031	500,000	535,210
Texas State, Private Activity Bond Surface Transportation Corp. Revenue:
5.00%, 12/31/2035	500,000	617,400
5.00%, 12/31/2040	280,000	300,042
5.00%, 12/31/2045	350,000	374,325
5.00%, 12/31/2055	490,000	521,536
6.75%, 6/30/2043	250,000	283,673
7.00%, 12/31/2038	225,000	257,236
Texas State, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	565,455
Series C, 5.00%, 8/15/2037	500,000	562,035
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	398,136
6.25%, 9/1/2040	370,000	373,238
6.38%, 9/1/2045	505,000	511,454
Woodloch Health Facilities Development Corp., TX, Revenue Series A1, 6.75%, 12/1/2051 (b) (c)	2,000,000	1,495,320
		60,363,798

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
U. S. VIRGIN ISLANDS — 0.7%
Virgin Islands Public Finance Authority Revenue:
Series A, 4.00%, 7/1/2021	$40,000	$39,439
Series A, 5.00%, 10/1/2025	410,000	407,450
Series A, 5.00%, 10/1/2029	2,345,000	2,318,713
Series A, 5.00%, 7/1/2031	1,435,000	1,292,103
Series A, 5.00%, 10/1/2032	415,000	406,198
Series A1, 4.50%, 10/1/2024	350,000	346,146
Series A1, 5.00%, 10/1/2029	100,000	98,879
Series A1, 5.00%, 10/1/2039	345,000	335,954
Series B, 5.00%, 10/1/2024	100,000	100,018
Series B, 5.00%, 10/1/2025	730,000	717,867
Series B, 5.25%, 10/1/2029	895,000	877,673
Series B, 6.63%, 10/1/2029	750,000	750,285
Series B, 6.75%, 10/1/2037	100,000	100,048
Series C, 5.00%, 10/1/2030	1,000,000	921,610
		8,712,383
UTAH — 0.0% (g)
Box Elder County, UT, Solid Waste Disposal Revenue Series A, 8.00%, 12/1/2039 (b)	320,000	256,931
Salt Lake City Corp., Airport Revenue Series A, 5.00%, 7/1/2028	150,000	183,446
		440,377
VERMONT — 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue 5.00%, 12/1/2046	835,000	951,842
Vermont State, Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	976,950
		1,928,792
VIRGINIA — 1.6%
Amherst, VA, Industrial Development Authority Revenue 5.00%, 9/1/2026	105,000	103,780
Security Description	Principal Amount	Value
Arlington County Industrial Development Authority Revenue 5.00%, 7/1/2031	$500,000	$661,970
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (b)	335,000	340,233
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	52,005
City of Hopewell VA Sewer System Revenue Series A, 5.00%, 7/15/2042	300,000	308,940
Danville, VA, Industrial Development Authority Revenue Series A, 5.00%, 10/1/2047	385,000	375,533
Farmville Industrial Development Authority Revenue 5.00%, 1/1/2059	1,000,000	1,034,240
Hanover County Economic Development Authority Revenue Series A, 4.50%, 7/1/2030	250,000	250,817
Henrico County, VA, Economic Development Authority Revenue:
4.00%, 10/1/2033	500,000	500,315
Series C, 5.00%, 12/1/2047	1,000,000	1,059,150
Lexington, VA, Industrial Development Authority Revenue 4.00%, 1/1/2031	10,000	10,166
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (b)	975,000	976,102
Newport News, VA, Economic Development Authority Revenue 5.00%, 12/1/2038	755,000	797,808
Norfolk, VA, Redevelopment & Housing Authority Revenue:
5.38%, 1/1/2035	250,000	262,192
Series A, 5.00%, 1/1/2049	2,000,000	2,053,660
Peninsula Town Center, VA, Community Development Authority Revenue 5.00%, 9/1/2037 (b)	1,950,000	2,034,493

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Tobacco Settlement Financing Corp., NJ, Revenue Series A, 5.00%, 6/1/2029	$175,000	$219,468
Tobacco Settlement Financing Corp., RI, Revenue Series A, 5.00%, 6/1/2023	260,000	287,102
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	4,435,000	4,456,909
Series C-1ST SUB, 0.01%, 6/1/2047	3,060,000	606,951
Virginia State, College Building Authority Revenue Series A, 5.00%, 7/1/2030 (b)	875,000	901,749
Virginia State, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	517,615
5.00%, 12/31/2052	335,000	375,381
Series C, 5.00%, 6/1/2047	1,000,000	1,007,290
Series SR, 5.50%, 1/1/2042	275,000	287,889
		19,481,758
WASHINGTON — 1.8%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue 5.25%, 9/1/2032	500,000	501,055
Klickitat County, WA, Public Utility District No. 1 Revenue Series A, 5.00%, 12/1/2032	400,000	471,860
Pend Oreille County, WA, Public Utility District No. 1 Box Canyon Revenue 5.00%, 1/1/2044	215,000	235,199
Port of Seattle, WA, Airport Authority Revenue Series C, 5.00%, 5/1/2031	130,000	155,394
Port of Seattle, WA, Industrial Development Corp. Revenue 5.00%, 4/1/2030	2,000,000	2,053,540
State of Washington Revenue 5.00%, 9/1/2022	200,000	217,966
Tacoma, WA, Consolidated Local Improvement Districts, Special Assessment 5.75%, 4/1/2043	200,000	200,128
Security Description	Principal Amount	Value
Washington State Convention Center Public Facilities District Revenue 5.00%, 7/1/2032	$1,160,000	$1,303,156
Washington State, Economic Development Finance Authority Revenue:
7.25%, 1/1/2032 (b)	100,000	75,000
7.50%, 1/1/2032 (b)	260,000	195,000
Series S, 7.50%, 1/1/2032 (b)	495,000	371,250
Washington State, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	630,000	662,199
4.00%, 7/1/2042	200,000	220,796
5.00%, 9/1/2038	800,000	1,009,952
5.00%, 9/1/2039	750,000	943,718
5.00%, 9/1/2040	600,000	752,610
Series A-, 5.00%, 8/1/2038	250,000	304,638
Series A-, 5.00%, 8/1/2039	250,000	303,728
Washington State, Housing Finance Commission Revenue:
5.00%, 7/1/2046 (b)	1,520,000	1,534,242
5.00%, 1/1/2051 (f)	1,000,000	975,570
5.00%, 7/1/2051 (b)	1,250,000	1,258,587
5.00%, 1/1/2055 (b)	2,200,000	2,281,928
5.00%, 1/1/2056 (f)	1,000,000	958,430
Series A, 5.00%, 1/1/2031 (b)	100,000	107,107
Series A, 5.00%, 1/1/2046 (b)	1,000,000	1,036,780
Series A, 5.00%, 1/1/2051 (b)	820,000	844,764
Series A, 5.00%, 7/1/2051 (b)	1,000,000	1,025,510
Series A, 7.00%, 7/1/2045 (b)	1,345,000	1,446,709
Series A, 7.00%, 7/1/2050 (b)	500,000	535,640
		21,982,456
WEST VIRGINIA — 0.4%
Glenville, State College Revenue 5.25%, 6/1/2047	750,000	734,138
Monongalia County, WV, Building Commission Special District Revenue 4.00%, 7/1/2035	390,000	406,021
Monongalia County, WV, Commission Special District Revenue Series A, 5.50%, 6/1/2037 (b)	225,000	231,716

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Ohio County Development Authority Revenue 5.00%, 9/1/2048	$1,000,000	$897,590
West Virginia Economic Development Authority Revenue 5.00%, 7/1/2045 (d)	2,250,000	2,317,455
West Virginia State, Commissioner of Highways Revenue Series A-, 5.00%, 9/1/2029	120,000	151,292
		4,738,212
WISCONSIN — 2.7%
Mount Pleasant, WI, Tax Increase Revenue Series A, 5.00%, 4/1/2048	650,000	780,533
Public Finance Authority Revenue:
Zero Coupon, 1/1/2067 (b)	920,000	11,739
3.75%, 7/1/2051 (b) (d)	2,075,993	1,311,654
4.00%, 8/1/2035	940,000	896,356
5.00%, 9/1/2030 (b)	400,000	417,884
5.00%, 10/1/2034 (b)	1,355,000	1,441,774
5.00%, 3/1/2037 (b)	625,000	657,362
5.00%, 9/1/2039 (b)	770,000	782,705
5.00%, 1/1/2042 (b) (f)	100,000	102,184
5.00%, 1/1/2056 (b) (f)	265,000	266,738
5.25%, 3/1/2035 (b)	750,000	784,785
5.25%, 3/1/2045 (b)	1,000,000	1,061,730
5.25%, 5/15/2052 (b)	1,300,000	1,361,269
5.25%, 3/1/2055 (b)	1,810,000	1,907,487
5.88%, 4/1/2045	530,000	570,534
5.88%, 6/15/2047 (b)	800,000	804,008
6.75%, 12/1/2042 (b)	2,000,000	1,718,260
7.00%, 12/1/2050 (b)	3,000,000	2,596,440
Series A, 5.00%, 6/15/2037 (b)	425,000	435,786
Series A, 5.00%, 6/15/2046 (b)	1,000,000	977,290
Series A, 5.00%, 6/15/2049 (b)	310,000	316,606
Series A, 5.13%, 6/1/2048 (b)	350,000	371,949
Series A, 5.35%, 12/1/2045	1,000,000	1,109,320
Series A, 5.38%, 7/15/2047 (b)	500,000	522,035
Series A, 6.00%, 7/15/2042	250,000	260,953
Series A, 6.20%, 10/1/2042	325,000	362,323
Series A, 6.50%, 9/1/2048	480,000	425,170
Series A-, 5.20%, 6/1/2037	1,000,000	989,400
Security Description	Principal Amount	Value
Series A1, 6.25%, 1/1/2038 (b)	$500,000	$415,565
Series A1, 6.38%, 1/1/2048 (b)	925,000	749,472
Series S, 6.25%, 10/1/2031 (b)	200,000	228,124
Wisconsin Health & Educational Facilities Authority Revenue:
2.83%, 11/1/2028	130,000	130,060
5.00%, 8/1/2032	50,000	48,992
5.00%, 8/1/2037	150,000	143,250
5.00%, 8/1/2039	1,100,000	1,035,914
5.00%, 11/1/2039	1,000,000	1,051,870
5.00%, 11/1/2046	1,250,000	1,271,275
5.50%, 5/1/2034	350,000	356,073
3.50%, 7/1/2040	100,000	104,814
4.00%, 7/1/2046	335,000	361,019
Series A, 4.00%, 7/1/2048	425,000	401,799
Series A, 4.13%, 7/1/2053	595,000	567,713
Series A, 5.25%, 8/1/2048	100,000	99,557
Series B, 5.00%, 9/15/2037	590,000	602,856
Series B, 5.00%, 2/15/2042	150,000	168,867
Series B, 5.00%, 9/15/2045	1,000,000	1,016,700
		31,998,194
TOTAL MUNICIPAL BONDS & NOTES (Cost $1,177,217,289)		1,190,405,673
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (h) (i) (Cost $2,338,875)	2,338,875	2,338,875
TOTAL INVESTMENTS — 99.1% (Cost $1,179,556,164)		1,192,744,548
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		10,321,092
NET ASSETS — 100.0%		$1,203,065,640
(a)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	1.6%
National Public Finance Guaranty Corp.	1.6%
Ambac Financial Group	0.5%
Assured Guaranty Corp.	0.3%

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 14.9% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securites is $0, representing 0.00% of the Fund's net assets.
(f)	When-issued security.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$1,190,405,673	$0(a)	$1,190,405,673
Short-Term Investment	2,338,875	—	—	2,338,875
TOTAL INVESTMENTS	$2,338,875	$1,190,405,673	$0	$1,192,744,548
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2020.
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	638,899	$638,899	$57,820,157	$56,120,181	$—	$—	2,338,875	$2,338,875	$2,424
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.9%
ALABAMA — 0.6%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2021	$205,000	$214,096
Series A, 5.00%, 9/1/2022	3,090,000	3,376,937
Series A, 5.00%, 9/1/2023	3,950,000	4,498,852
Series B, 5.00%, 9/1/2023	5,000,000	5,694,750
Series B, 5.00%, 9/1/2024	3,560,000	4,215,147
Jefferson, AL, General Obligation:
Series A, 5.00%, 4/1/2023	3,375,000	3,755,599
Series A, 5.00%, 4/1/2024	2,750,000	3,177,928
University of Alabama Revenue 5.00%, 7/1/2024	725,000	850,084
		25,783,393
ARIZONA — 2.2%
Arizona School Facilities Board Series A, 5.00%, 9/1/2021	250,000	260,975
Arizona School Lottery Revenue:
5.00%, 7/1/2023	1,750,000	1,979,513
5.00%, 7/1/2024	9,450,000	11,119,153
Arizona State Transportation Board:
5.00%, 7/1/2021	580,000	600,996
5.00%, 7/1/2025	1,000,000	1,217,180
Arizona, Board of Regents University Revenue Series 2016, 5.00%, 6/1/2023	525,000	590,305
Arizona, Phoenix Civic Improvement Corp., Lease Revenue:
Series B, 5.00%, 7/1/2022	1,510,000	1,626,950
Series B, 5.00%, 7/1/2023	8,000,000	9,060,960
Arizona, Phoenix Civic Improvement Corp., Water System Revenue Series A, 5.00%, 7/1/2021	100,000	103,628
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2023	6,710,000	7,440,249
5.00%, 1/1/2024	6,275,000	7,253,649
5.00%, 1/1/2025	2,000,000	2,401,740
Series A, 5.00%, 1/1/2023	4,355,000	4,828,955
Series A, 5.00%, 1/1/2024	1,965,000	2,271,461
Arizona, State:
5.00%, 10/1/2021	6,015,000	6,304,322
5.00%, 9/1/2022	185,000	202,029
Security Description	Principal Amount	Value
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2021	$265,000	$274,593
5.00%, 7/1/2023	3,960,000	4,479,354
Arizona, State University Revenue Series B, 5.00%, 7/1/2022	100,000	108,147
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	14,580,000	15,816,092
Maricopa County Series A, 5.00%, 7/1/2023	1,725,000	1,946,145
Maricopa County, AZ, Community College District, General Obligation:
5.00%, 7/1/2021	290,000	300,544
5.00%, 7/1/2022	355,000	384,902
Maricopa County, AZ, Special Health Care District, General Obligation 5.00%, 7/1/2022	250,000	269,590
Pima County, AZ, Sewer System Revenue:
5.00%, 7/1/2023	4,900,000	5,545,526
5.00%, 7/1/2024	6,200,000	7,300,190
State of Arizona Series A, 5.00%, 10/1/2023	760,000	868,558
		94,555,706
ARKANSAS — 0.0% (a)
Arkansas, State General Obligation 5.00%, 10/1/2020	125,000	125,000
Little Rock, AR, School District, General Obligation 3.00%, 2/1/2024	605,000	610,197
		735,197
CALIFORNIA — 17.9%
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2021	100,000	104,665
California Infrastructure & Economic Development Bank 5.00%, 10/1/2021	12,430,000	13,036,957
California Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2022	2,310,000	2,534,324
Series 2016, 5.00%, 10/1/2023	500,000	572,395

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
California Municipal Finance Authority Revenue Series A, 5.00%, 10/1/2022	$245,000	$268,741
California State Public Works Board:
Seres H, 5.00%, 12/1/2022	740,000	816,398
Series B, 5.00%, 10/1/2024	905,000	1,072,099
Series C, 5.00%, 11/1/2022	4,410,000	4,848,001
Series C, 5.00%, 11/1/2023	5,240,000	6,001,372
Series C, 5.00%, 11/1/2024	7,290,000	8,661,905
California, Bay Area Toll Authority Revenue 2.00%, 4/1/2053 (b)	5,000,000	5,193,050
California, Bay Area Toll Authority, Toll Bridge Revenue:
2.10%, 4/1/2045 (b)	15,085,000	15,368,900
Series B, 2.25%, 4/1/2045 (b)	28,000,000	28,568,680
California, East Bay Municipal Utility District, Water System Revenue Series A, 4.00%, 6/1/2023	125,000	137,798
California, State Department of Water Resources Center Valley Project Revenue:
Series AW, 5.00%, 12/1/2022	1,530,000	1,689,701
Series AX, 5.00%, 12/1/2022	3,500,000	3,865,330
Series BB, 5.00%, 12/1/2023	830,000	956,268
Series BB, 5.00%, 12/1/2024	12,730,000	15,252,449
Series BB, 5.00%, 12/1/2025	8,165,000	10,153,749
California, State General Obligation:
4.00%, 9/1/2021	150,000	155,315
4.00%, 9/1/2022	700,000	751,765
4.00%, 10/1/2023	10,000,000	11,129,800
4.00%, 11/1/2023	3,655,000	4,078,797
4.00%, 4/1/2024	10,000,000	11,295,400
4.00%, 10/1/2024	37,530,000	43,035,276
5.00%, 8/1/2021	100,000	104,050
5.00%, 9/1/2021	605,000	631,959
5.00%, 8/1/2022	790,000	860,318
5.00%, 9/1/2022	2,355,000	2,574,156
5.00%, 11/1/2022	28,035,000	30,844,107
5.00%, 8/1/2023	4,125,000	4,682,082
Security Description	Principal Amount	Value
5.00%, 9/1/2023	$325,000	$370,159
5.00%, 10/1/2023	10,000,000	11,428,400
5.00%, 4/1/2024	14,550,000	16,940,856
5.00%, 8/1/2024	19,620,000	23,133,353
5.00%, 9/1/2024	2,500,000	2,956,850
5.00%, 10/1/2024	5,000,000	5,931,950
5.00%, 11/1/2024	5,000,000	5,949,900
5.00%, 10/1/2025	2,000,000	2,457,220
5.00%, 11/1/2025	7,000,000	8,622,320
4.00%, 12/1/2030 (b)	14,115,000	14,466,746
Series B, 5.00%, 8/1/2022	2,680,000	2,918,547
Series B, 5.00%, 8/1/2024	10,000,000	11,790,700
California, State University Revenue:
Series A, 5.00%, 11/1/2021	4,095,000	4,313,468
Series A, 5.00%, 11/1/2022	4,460,000	4,908,854
Series A, 5.00%, 11/1/2023	3,450,000	3,960,497
Campbell, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2021	250,000	258,093
Chino Basin Regional Financing Authority, Revenue Series B, 4.00%, 11/1/2025	30,995,000	36,411,376
City of Los Angeles CA, General Obligation Series B, 5.00%, 9/1/2022	630,000	688,880
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series A, 5.00%, 3/1/2021	325,000	331,507
Coronado, CA, Community Development Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023	1,200,000	1,359,228
Culver, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 11/1/2022	2,425,000	2,656,248
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 10/1/2022	4,300,000	4,666,962
Grossmont-Cuyamaca, CA, Community College District General Obligation 5.00%, 8/1/2023	3,750,000	4,264,425

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Long Beach, CA, Community College District, General Obligation Seres C, 4.00%, 8/1/2022	$5,000,000	$5,355,600
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2021	500,000	520,335
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 7/1/2021	400,000	414,360
Series A, 5.00%, 7/1/2023	6,160,000	6,969,670
Series B, 5.00%, 7/1/2022	300,000	325,104
Los Angeles County, Metropolitan Transportation Authority 5.00%, 6/1/2025	4,995,000	6,088,405
Los Angeles, CA, Community College District, General Obligation:
Series C, 5.00%, 8/1/2022	500,000	543,830
Series I, 3.00%, 8/1/2023	250,000	269,660
Los Angeles, CA, Department of Water & Power Power System Revenue:
Series A, 5.00%, 7/1/2021	300,000	310,815
Series A, 5.00%, 7/1/2023	2,360,000	2,669,514
Series B, 5.00%, 7/1/2024	19,000,000	22,363,760
Los Angeles, CA, Department of Water & Power Revenue Series A, 5.00%, 7/1/2023	1,720,000	1,948,106
Los Angeles, CA, Department of Water & Power System Revenue Series B, 5.00%, 7/1/2023	11,000,000	12,442,650
Los Angeles, CA, Metropolitan Transportation Authority Revenue Series A, 5.00%, 6/1/2021	215,000	221,859
Los Angeles, CA, Municipal Improvement Corp. Revenue:
Series A, 5.00%, 11/1/2023	4,410,000	5,053,728
Series A, 5.00%, 11/1/2024	7,210,000	8,412,988
Los Angeles, CA, Unified School District, General Obligation:
Series A, 4.00%, 7/1/2022	6,000,000	6,401,820
Series A, 5.00%, 7/1/2021	315,000	326,403
Series A, 5.00%, 7/1/2022	27,070,000	29,354,979
Series A, 5.00%, 7/1/2023	20,450,000	23,150,014
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2024	$14,425,000	$16,804,191
Series A, 5.00%, 7/1/2024 (c)	3,000,000	3,527,100
Series A, 5.00%, 7/1/2025	1,000,000	1,216,130
Series A, 5.00%, 7/1/2025 (c)	5,465,000	6,643,418
Los Angeles, CA, Wastewater System Revenue Series B, 5.00%, 6/1/2022	1,570,000	1,697,594
Metropolitan Water District of Southern California Revenue:
Series C, 5.00%, 7/1/2023	1,500,000	1,700,265
Series C, 5.00%, 7/1/2024	2,000,000	2,362,300
Miracosta, State Community College District Series B, 4.00%, 8/1/2023	4,000,000	4,440,600
Mountain View Los Altos Union High School District 3.00%, 8/1/2022	5,200,000	5,474,716
Municipal Improvement Corp. of Los Angeles, Revenue Series A, 5.00%, 11/1/2024	650,000	772,610
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 2/15/2023	6,000,000	6,680,340
5.00%, 2/15/2024	6,300,000	7,306,110
Orange County, FL, Water District Series A, 2.00%, 8/15/2023	18,000,000	18,751,140
Riverside Unified School District, General Obligation Series B, 4.00%, 8/1/2022	2,000,000	2,142,240
Sacramento County Sanitation Districts Financing Authority Revenue Series A, 5.00%, 12/1/2025	2,390,000	2,983,294
Sacramento, CA, Financing Authority Revenue 5.00%, 12/1/2021	1,100,000	1,162,282
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
Series A, 5.00%, 8/15/2049 (b)	7,500,000	8,346,975
Series E, 5.00%, 8/15/2022	3,860,000	4,210,102
Series E, 5.00%, 8/15/2024	3,610,000	4,279,474

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
San Francisco, CA, Bay Area Rapid Transit District:
Series C-1, 5.00%, 8/1/2024	$1,580,000	$1,872,237
Series C-1, 5.00%, 8/1/2025	1,695,000	2,085,426
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 5.00%, 10/1/2023	2,000,000	2,290,220
Series C, 2.13%, 10/1/2048 (b)	15,000,000	15,541,950
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 11/1/2023	3,280,000	3,766,424
San Francisco, CA, Public Utilities Commission Water Revenue 5.00%, 11/1/2021	100,000	105,257
San Francisco, Unified School District:
4.00%, 6/15/2024	3,605,000	4,110,421
4.00%, 6/15/2025	10,740,000	12,612,734
Series B, 4.00%, 6/15/2024	2,445,000	2,787,789
San Jose Evergreen Community College District, General Obligation:
Series B, 4.00%, 9/1/2022	1,800,000	1,933,830
Series B, 4.00%, 9/1/2023	1,200,000	1,334,496
San Jose Redevelopment Agency Successor Agency, Tax Allocation:
Series B, 5.00%, 8/1/2021	300,000	311,739
Series B, 5.00%, 8/1/2022	3,260,000	3,533,840
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Series A, 5.00%, 6/1/2021	500,000	516,255
Series A, 5.00%, 6/1/2022	4,690,000	5,071,156
Series A, 5.00%, 6/1/2023	4,385,000	4,951,717
Sonoma County, CA, Junior College District, General Obligation Series B, 4.00%, 8/1/2022	10,000,000	10,711,200
Southern California, Metropolitan Water District Revenue:
Series B, 4.00%, 8/1/2023	255,000	281,520
Series B, 5.00%, 8/1/2022	12,150,000	13,173,394
Security Description	Principal Amount	Value
Southern California, State Public Power Authority Revenue:
5.00%, 4/1/2024	$5,750,000	$6,644,700
Series A, 5.00%, 7/1/2022	415,000	430,056
Series A, 5.00%, 7/1/2023	550,000	569,954
State Center Community College District 3.00%, 8/1/2023 (c)	16,155,000	17,430,114
University of California, Revenue:
Series A, 5.00%, 11/1/2021	5,180,000	5,456,353
Series A, 5.00%, 11/1/2023	2,320,000	2,663,290
Series B-2, 4.00%, 11/1/2049 (b)	100,000	101,997
Series BE, 5.00%, 5/15/2023	1,600,000	1,803,840
Series BE, 5.00%, 5/15/2024	1,500,000	1,761,735
Series I, 5.00%, 5/15/2021	385,000	396,704
Series I, 5.00%, 5/15/2022	500,000	539,635
		758,466,810
COLORADO — 1.5%
Arapahoe County, CO, School District No. 6, General Obligation Series A, 5.00%, 12/1/2023	1,750,000	2,013,235
Colorado Springs, CO, Utilities System Revenue:
Series A, 5.00%, 11/15/2024	2,000,000	2,389,640
Series A, 5.00%, 11/15/2025	1,050,000	1,299,071
Series A-1, 5.00%, 11/15/2023	2,000,000	2,298,820
Series A-3, 5.00%, 11/15/2022	9,200,000	10,142,908
County of Denver, CO, General Obligation:
Series A, 5.00%, 8/1/2021	100,000	104,041
Series B, 5.00%, 8/1/2023	10,825,000	12,303,370
Denver, CO, City & County School District No. 1, General Obligation 5.00%, 12/1/2023	5,150,000	5,915,856
Douglas County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2023	5,250,000	6,048,945

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Larimer County School District No R-1 Poudre, General Obligation 5.00%, 12/15/2021	$500,000	$529,190
Pueblo, CO, City Schools District No. 60, General Obligation:
5.00%, 12/15/2023	3,215,000	3,704,259
5.00%, 12/15/2024	3,900,000	4,666,779
5.00%, 12/15/2025	4,225,000	5,230,846
State of Colorado:
Series A, 5.00%, 12/15/2024	2,750,000	3,284,297
Series A, 5.00%, 12/15/2025	3,250,000	4,014,270
		63,945,527
CONNECTICUT — 1.8%
Connecticut State Health & Educational Facilities Authority, Revenue Series 2017 B-2-REMK 7/1/20, 0.55%, 7/1/2037 (b)	4,305,000	4,318,044
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-2, 5.00%, 7/1/2042 (b)	13,625,000	14,772,634
Series A-4-, 2.00%, 7/1/2049 (b)	6,000,000	6,147,180
Series C-2, 5.00%, 7/1/2057 (b)	32,130,000	35,714,423
Series U-1-, 2.00%, 7/1/2033 (b)	6,790,000	6,956,558
Series U-2-, 2.00%, 7/1/2033 (b)	6,475,000	6,633,832
		74,542,671
DELAWARE — 0.4%
Delaware, State General Obligation:
5.00%, 3/1/2021	425,000	433,559
5.00%, 2/1/2024	2,830,000	3,284,215
5.00%, 3/1/2024	880,000	1,024,602
Series A, 5.00%, 2/1/2021	500,000	508,045
Series A, 5.00%, 2/1/2022	875,000	931,630
Series A, 5.00%, 3/1/2022	750,000	801,577
Series A, 5.00%, 3/1/2023	2,175,000	2,429,540
Series A, 5.00%, 3/1/2024	1,040,000	1,210,893
Series A, 5.00%, 10/1/2024	5,000,000	5,953,950
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2021	360,000	373,144
Security Description	Principal Amount	Value
New Castle, DE, General Obligation 5.00%, 10/1/2023	$250,000	$286,198
		17,237,353
DISTRICT OF COLUMBIA — 1.3%
District of Columbia, General Obligation:
Series A, 5.00%, 6/1/2021	120,000	123,877
Series A, 5.00%, 3/1/2023	505,000	563,843
Series A, 5.00%, 6/1/2023	8,480,000	9,568,663
Series A, 5.00%, 10/15/2023	9,000,000	10,313,280
Series D, 5.00%, 6/1/2021	305,000	314,855
Series D, 5.00%, 6/1/2022	525,000	567,388
Series D, 5.00%, 6/1/2023	2,825,000	3,187,673
Series D, 5.00%, 6/1/2024	505,000	593,133
District of Columbia, Water & Sewer Authority Revenue Series C, 1.75%, 10/1/2054 (b)	8,250,000	8,566,635
Washington Metropolitan Area Transit Authority, Revenue:
Seres A, 5.00%, 7/15/2024	2,000,000	2,351,740
Seres A, 5.00%, 7/15/2025	2,000,000	2,436,520
Washington, Convention & Sports Authority Revenue Series A, 5.00%, 10/1/2022	3,000,000	3,136,860
Washington, Metropolitan Airports Authority Revenue:
Series B, 5.00%, 10/1/2022	2,335,000	2,546,504
Series B, 5.00%, 10/1/2023	3,000,000	3,403,410
Series B, 5.00%, 10/1/2024	2,000,000	2,350,960
Washington, Metropolitan Area Transit Authority:
Series A-1, 5.00%, 7/1/2021	260,000	269,152
Series A-1, 5.00%, 7/1/2025	500,000	605,175
Series B, 5.00%, 7/1/2022	2,500,000	2,705,050
		53,604,718
FLORIDA — 3.2%
City of Lakeland, FL, Department of Electric Utilities Revenue 5.00%, 10/1/2024	3,750,000	4,447,312

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2023	$4,495,000	$5,069,506
Series A, 5.00%, 7/1/2023	2,000,000	2,262,880
Series A, 5.00%, 6/1/2024	9,275,000	10,886,253
Series A, 5.00%, 6/1/2025	9,745,000	11,862,978
Series B, 5.00%, 6/1/2024	1,065,000	1,250,012
Series C, 5.00%, 6/1/2024	3,940,000	4,624,457
Series D, 5.00%, 6/1/2024	8,380,000	9,835,774
Series E, 5.00%, 6/1/2022	125,000	135,028
Florida, State Board of Education, Lottery Revenue Series A, 5.00%, 7/1/2023	2,500,000	2,824,925
Florida, State Department of Environmental Protection Revenue Series A, 5.00%, 7/1/2022	2,700,000	2,927,907
Florida, State Department of Management Services Revenue:
Series A, 5.00%, 8/1/2021	240,000	249,698
Series A, 5.00%, 9/1/2022	13,315,000	14,543,309
Florida, State General Obligation Series A, 5.00%, 6/1/2024	500,000	586,860
Florida, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2022	150,000	162,579
Florida's Turnpike Enterprise Revenue Series B, 5.00%, 7/1/2021	125,000	129,496
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2021	375,000	393,079
Series A, 5.00%, 10/1/2022	3,125,000	3,425,813
Hillsborough County, FL, School Board:
5.00%, 7/1/2022	275,000	297,910
5.00%, 7/1/2023	6,855,000	7,705,637
Jacksonville, FL, Special Revenue:
Series A, 5.00%, 10/1/2021	1,475,000	1,545,653
Series A, 5.00%, 10/1/2023	7,250,000	8,276,237
Series A, 5.00%, 10/1/2024	5,750,000	6,824,272
JEA Water & Sewer System Revenue:
Series A, 5.00%, 10/1/2021	635,000	664,959
Series A, 5.00%, 10/1/2023	750,000	855,923
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2025	$1,500,000	$1,841,250
Miami-Dade County, FL, Revenue Series B, 5.00%, 4/1/2024	500,000	581,400
Miami-Dade County, FL, Transit System Revenue 5.00%, 7/1/2022	200,000	216,002
Orlando County, FL, Utilities Commission Revenue:
Series A, 3.00%, 10/1/2027 (b)	100,000	100,000
Series A, 5.00%, 10/1/2021	500,000	524,260
Palm Beach County, FL, School Board Series B, 5.00%, 8/1/2021	105,000	109,172
Palm Beach County, School District:
Series A, 5.00%, 8/1/2023	12,045,000	13,624,099
Series B, 5.00%, 8/1/2021	100,000	103,973
Palm Beach County, School District Lease Revenue Series A, 5.00%, 8/1/2021	345,000	358,707
Polk, County School District, Revenue:
5.00%, 10/1/2023	1,500,000	1,710,390
5.00%, 10/1/2024	1,250,000	1,479,150
South Florida Water Management District:
5.00%, 10/1/2023	4,570,000	5,210,988
5.00%, 10/1/2024	1,790,000	2,119,718
State of Florida, General Obligation Series B, 5.00%, 6/1/2022	555,000	599,522
Volusia County, FL, School Board Corporation Series B, 5.00%, 8/1/2024	5,500,000	6,388,855
		136,755,943
GEORGIA — 2.6%
Atlanta, GA, Water & Wastewater System Revenue Series F-SUB, 5.00%, 7/1/2023	3,000,000	3,374,010
City of Atlanta, GA, Airport & Marina Revenue Series F-SUB, 5.00%, 7/1/2024	5,320,000	6,222,698
Georgia, State General Obligation:
Series A, 5.00%, 2/1/2023	11,000,000	12,243,550
Series A, 5.00%, 8/1/2025	5,000,000	6,140,900
Series A-1, 5.00%, 2/1/2022	11,335,000	12,070,188
Series A-1, 5.00%, 2/1/2023	500,000	556,525

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 7/1/2022	$11,700,000	$12,694,032
Series C-1, 4.00%, 1/1/2025	2,265,000	2,625,384
Series C-1, 5.00%, 1/1/2023	4,000,000	4,436,240
Series C-1, 5.00%, 7/1/2023	10,000,000	11,329,200
Series E, 5.00%, 12/1/2021	1,230,000	1,299,790
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2022	9,105,000	9,693,001
Metropolitan Atlanta Rapid Transit Authority Revenue Series A, 3.00%, 7/1/2023	15,000,000	16,064,550
Private Colleges & Universities Authority Revenue Series B, 5.00%, 9/1/2025	5,980,000	7,346,191
Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2021	4,890,000	5,119,683
		111,215,942
HAWAII — 1.4%
City & County of Honolulu, HI, General Obligation:
5.00%, 9/1/2023	660,000	743,787
Series B, 5.00%, 3/1/2025	6,000,000	7,237,020
Series D, 5.00%, 9/1/2022	4,710,000	5,147,371
Series D, 5.00%, 8/1/2025	4,825,000	5,905,124
Series E, 5.00%, 9/1/2024 (b)	10,000,000	11,261,000
Hawaii, State General Obligation:
5.00%, 1/1/2022	500,000	530,140
5.00%, 10/1/2024	500,000	593,855
Seres FW, 5.00%, 1/1/2024	1,200,000	1,385,028
Series ET, 4.00%, 10/1/2022	1,060,000	1,141,578
Series EY, 5.00%, 10/1/2021	140,000	146,749
Series EY, 5.00%, 10/1/2023	7,000,000	7,999,880
Series EZ, 5.00%, 10/1/2022	150,000	164,535
Series EZ, 5.00%, 10/1/2024	1,060,000	1,258,973
Series FB, 5.00%, 4/1/2022	110,000	117,941
Series FE, 5.00%, 10/1/2022	120,000	131,628
Series FG, 5.00%, 10/1/2022	2,260,000	2,478,994
Series FH, 3.00%, 10/1/2021	3,500,000	3,599,015
Security Description	Principal Amount	Value
Series FH, 5.00%, 10/1/2022	$4,850,000	$5,319,965
Series FK, 4.00%, 5/1/2022	3,250,000	3,446,397
State of Hawaii, General Obligation 5.00%, 10/1/2021	1,550,000	1,624,726
		60,233,706
ILLINOIS — 0.7%
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation 5.00%, 12/1/2021	7,385,000	7,798,634
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	575,000	623,593
5.00%, 1/1/2021	245,000	247,918
5.00%, 7/1/2021	500,000	517,985
5.00%, 1/1/2022	395,000	418,708
5.00%, 1/1/2024	7,995,000	9,216,556
Illinois, State Regional Transportation Authority Revenue Series A, 5.00%, 7/1/2022	9,250,000	9,941,067
Illinois, State Sales Tax Revenue Series C, 5.00%, 6/15/2022	180,000	190,064
Illinois, State Toll Highway Authority Revenue Series A, 5.00%, 1/1/2024	2,000,000	2,283,180
McHenry County, IL, Conservation District, General Obligation:
5.00%, 2/1/2021	125,000	126,990
5.00%, 2/1/2023	250,000	277,023
		31,641,718
INDIANA — 0.3%
Ball State University Revenue Series R, 5.00%, 7/1/2021	370,000	383,309
Indiana, State Finance Authority Revenue:
5.00%, 2/1/2023	500,000	556,275
5.00%, 2/1/2024	1,500,000	1,737,480
5.00%, 2/1/2025	3,000,000	3,604,890
Series 2019E, 5.00%, 2/1/2022	1,000,000	1,064,720
Series A, 5.00%, 12/1/2022	125,000	137,104
Indiana, University Revenue Series A, 5.00%, 6/1/2023	3,625,000	4,088,311

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Purdue, IN, University Revenue:
Series CC, 5.00%, 7/1/2022	$575,000	$623,748
Series CC, 5.00%, 7/1/2023	1,100,000	1,245,233
		13,441,070
IOWA — 0.3%
Iowa Finance Authority 5.00%, 8/1/2022	950,000	1,034,379
Iowa, State Revenue:
5.00%, 6/15/2022	810,000	876,493
5.00%, 6/15/2023	2,255,000	2,546,030
Series A, 5.00%, 6/1/2023	9,025,000	10,173,341
		14,630,243
KANSAS — 0.3%
Johnson County, Public Building Commission Revenue:
Series A, 5.00%, 9/1/2021	345,000	360,339
Series A, 5.00%, 9/1/2023	7,500,000	8,546,850
Johnson County, Unified School District No. 233, General Obligation Series B, 5.00%, 9/1/2023	850,000	965,974
Kansas Development Finance Authority, Revenue Series B, 5.00%, 5/1/2025	2,000,000	2,394,280
Kansas, State Department of Transportation, Highway Revenue Series A, 5.00%, 9/1/2023	2,400,000	2,722,200
		14,989,643
KENTUCKY — 0.0% (a)
Kentucky, State Turnpike Authority Revenue Series A, 5.00%, 7/1/2023	100,000	111,360
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 5.00%, 11/15/2021	500,000	527,170
		638,530
LOUISIANA — 0.2%
Louisiana, State General Obligation:
Series B, 5.00%, 10/1/2021	7,000,000	7,338,170
Series B, 5.00%, 8/1/2022	160,000	174,149
Series C, 5.00%, 8/1/2023	125,000	141,919
State of Louisiana, General Obligation Seres A, 5.00%, 3/1/2025	960,000	1,153,238
		8,807,476
Security Description	Principal Amount	Value
MAINE — 0.3%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2022	$175,000	$189,129
Series B, 5.00%, 6/1/2023	50,000	56,391
Series D, 5.00%, 6/1/2023	4,250,000	4,793,192
Maine, State Turnpike Authority Revenue 5.00%, 7/1/2022	250,000	270,505
State of Maine, General Obligation:
Seres B, 5.00%, 6/1/2024	2,230,000	2,615,612
Seres B, 5.00%, 6/1/2025	3,000,000	3,645,810
		11,570,639
MARYLAND — 5.9%
Anne Arundel County, MD, General Obligation 5.00%, 10/1/2023	2,205,000	2,522,829
Baltimore County, MD, General Obligation:
5.00%, 3/1/2024	8,310,000	9,623,063
5.00%, 3/1/2025	6,675,000	8,070,743
Series B, 5.00%, 10/15/2022	555,000	609,823
Charles, MD, General Obligation 5.00%, 10/1/2022	5,000,000	5,484,500
County of Prince George's MD, General Obligation:
Series A, 5.00%, 7/15/2024	5,000,000	5,904,250
Series A, 5.00%, 7/15/2025	5,350,000	6,557,602
Maryland, State Department of Transportation Revenue:
5.00%, 12/15/2021	890,000	941,851
5.00%, 5/1/2022	9,705,000	10,446,171
5.00%, 9/1/2022	15,010,000	16,400,676
5.00%, 5/1/2023	8,240,000	9,263,079
5.00%, 6/1/2023	2,410,000	2,718,721
5.00%, 11/1/2023	5,005,000	5,743,938
Series 2015, 5.00%, 6/1/2022	800,000	864,312
Maryland, State General Obligation:
5.00%, 8/1/2021	155,000	161,264
5.00%, 6/1/2022	14,200,000	15,346,508
5.00%, 3/1/2023	100,000	102,027
5.00%, 6/1/2023	14,285,000	16,123,051
5.00%, 3/1/2024	100,000	102,027
5.00%, 6/1/2024	2,500,000	2,937,300
Series A, 5.00%, 3/15/2022	200,000	214,132
Series A, 5.00%, 8/1/2022	5,015,000	5,460,432

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2023	$300,000	$335,589
Series A, 5.00%, 8/1/2023	1,200,000	1,363,884
Series A, 5.00%, 3/15/2024	10,000,000	11,653,400
Series B, 5.00%, 8/1/2022	10,700,000	11,650,374
Maryland, State Stadium Authority Revenue:
5.00%, 5/1/2022	250,000	268,720
5.00%, 5/1/2023	1,500,000	1,680,855
Montgomery County, MD, General Obligation:
Series A, 4.00%, 8/1/2024	16,000,000	18,315,520
Series A, 5.00%, 11/1/2020	365,000	366,442
Series A, 5.00%, 11/1/2021	500,000	526,450
Series A, 5.00%, 11/1/2022	980,000	1,079,343
Series A, 5.00%, 11/1/2023	15,765,000	18,113,512
Series A, 5.00%, 12/1/2023	1,960,000	2,259,527
Series B, 4.00%, 11/1/2025	13,335,000	15,858,915
Series B, 5.00%, 11/1/2021	125,000	131,613
Prince George County, MD, General Obligation:
Series A, 5.00%, 7/15/2023	12,520,000	14,211,076
Series A, 5.00%, 9/15/2023	5,000,000	5,715,000
Series A, 5.00%, 7/15/2024	14,860,000	17,547,431
Series B, 4.00%, 7/15/2022	105,000	112,168
Washington, MD, Suburban Sanitary Commission, General Obligation:
5.00%, 6/1/2021	200,000	206,462
5.00%, 6/1/2023	3,000,000	3,387,720
		250,382,300
MASSACHUSETTS — 5.1%
Boston, MA, General Obligation:
Series A, 5.00%, 4/1/2022	1,685,000	1,807,971
Series A, 5.00%, 5/1/2023	3,000,000	3,377,460
Commonwealth of Massachusetts, General Obligation Series B, 5.00%, 7/1/2025	1,000,000	1,222,460
Massachusetts, Bay Transportation Authority, Revenue:
4.00%, 12/1/2021	1,390,000	1,452,036
Security Description	Principal Amount	Value
5.00%, 7/1/2024	$2,500,000	$2,938,500
5.00%, 7/1/2025	2,500,000	3,045,600
Series A, 5.00%, 10/15/2025	6,900,000	8,538,060
Series B, 5.00%, 7/1/2024	2,000,000	2,353,260
Massachusetts, Development Finance Agency, Revenue Series A, 5.00%, 7/15/2023	5,000,000	5,681,350
Massachusetts, State Clean Water Trust, Revenue:
5.00%, 2/1/2021	50,000	50,801
Series 2017, 5.00%, 8/1/2021	100,000	104,024
Series 2017, 5.00%, 8/1/2022	1,545,000	1,681,624
Massachusetts, State Federal Highway Revenue:
5.00%, 6/15/2022	150,000	155,075
5.00%, 6/15/2024	3,500,000	3,949,785
Series A, 5.00%, 6/15/2022	9,675,000	10,001,628
Series A, 5.00%, 6/15/2023	980,000	1,060,644
Massachusetts, State General Obligation:
Series A, 5.00%, 7/1/2022	2,875,000	3,119,260
Series A, 5.00%, 3/1/2023	520,000	580,726
Series A, 5.00%, 7/1/2023	2,000,000	2,265,240
Series A, 5.00%, 1/1/2024	3,675,000	4,248,153
Series A, 5.00%, 7/1/2025	8,000,000	9,779,680
Series B, 5.00%, 7/1/2023	2,250,000	2,548,395
Series B, 5.00%, 7/1/2024	1,595,000	1,879,995
Series C, 5.00%, 10/1/2022	7,930,000	8,698,417
Series C, 5.00%, 2/1/2023	6,725,000	7,483,580
Series D, 5.00%, 4/1/2024	600,000	700,422
Series D-2-R, 1.70%, 8/1/2043 (b)	36,700,000	37,603,187
Series E, 3.00%, 12/1/2023	8,000,000	8,709,840
Series E, 5.00%, 11/1/2022	9,690,000	10,667,333
Series E, 5.00%, 11/1/2023	5,720,000	6,568,276
Series E, 5.00%, 11/1/2024	10,825,000	12,920,395
Series H, 5.00%, 12/1/2023	13,000,000	14,977,690
Massachusetts, State Transportation Fund Revenue:
5.00%, 6/1/2024	2,865,000	3,360,416
Series A, 5.00%, 6/1/2023	5,780,000	6,515,447

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2025	$4,010,000	$4,916,340
Series C-GREEN BOND, 4.00%, 8/1/2022	8,430,000	9,021,449
Series C-GREEN BOND, 5.00%, 8/1/2023	260,000	295,508
Series C-GREEN BOND, 5.00%, 8/1/2024	4,820,000	5,699,313
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2024	500,000	575,340
Series C, 5.00%, 1/1/2024	2,205,000	2,537,249
University of Massachusetts, Building Authority Revenue Series 2, 5.00%, 11/1/2022	1,735,000	1,908,969
		215,000,898
MICHIGAN — 1.2%
Ann Arbor School District, General Obligation 3.00%, 5/1/2022	17,825,000	18,623,738
Brighton Area School District, General Obligation Series A, 5.00%, 5/1/2025	3,000,000	3,564,510
Michigan, State Building Authority Revenue Series I-A, 5.00%, 10/15/2022	200,000	219,670
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2021	2,575,000	2,699,398
5.00%, 10/1/2023	3,500,000	3,999,940
5.00%, 4/15/2024	2,500,000	2,918,000
Series I, 5.00%, 4/15/2022	50,000	53,712
Series I, 5.00%, 4/15/2023	1,500,000	1,683,076
Series I, 5.00%, 4/15/2024	500,000	583,600
Michigan, State General Obligation Series A, 5.00%, 12/1/2021	3,000,000	3,169,860
State of Michigan Trunk Line Revenue Series A, 5.00%, 11/15/2024	1,000,000	1,192,090
University of Michigan, Revenue:
Series A, 5.00%, 4/1/2022	1,420,000	1,522,297
Series A, 5.00%, 4/1/2023	3,745,000	4,192,190
Series A, 5.00%, 4/1/2024	4,335,000	5,052,269
Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2025	$665,000	$805,800
		50,280,150
MINNESOTA — 1.9%
City of Minneapolis MN 3.00%, 12/1/2025 (c)	8,740,000	9,919,550
Minneapolis, State Paul Airports Commission Revenue Series A, 5.00%, 1/1/2025	2,685,000	3,169,374
Minnesota, State General Obligation:
Series A, 5.00%, 8/1/2021	300,000	312,099
Series A, 5.00%, 10/1/2021	100,000	104,841
Series A, 5.00%, 8/1/2022	13,070,000	14,228,263
Series A, 5.00%, 10/1/2023	500,000	571,905
Series A, 5.00%, 8/1/2025	8,505,000	10,450,264
Series B, 5.00%, 8/1/2022	1,740,000	1,894,199
Series B, 5.00%, 8/1/2025	700,000	860,104
Series E, 3.00%, 8/1/2025	12,150,000	13,699,975
Series E, 5.00%, 10/1/2023	3,685,000	4,214,940
Minnesota, State Public Facilities Authority Series A, 5.00%, 3/1/2022	5,140,000	5,493,478
Rosemount-Apple Valley-Eagan Independent School District No. 196, General Obligation:
Series A, 5.00%, 2/1/2022	3,000,000	3,194,160
Series A, 5.00%, 2/1/2024	5,000,000	5,777,150
University of Minnesota, Revenue Series B, 5.00%, 12/1/2022	8,190,000	9,029,885
		82,920,187
MISSOURI — 0.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2020	140,000	140,000
Kansas, MO, Sanitary Sewer System Revenue Series A, 4.00%, 1/1/2023	175,000	189,500
Missouri, State Board of Public Buildings:
Series B, 5.00%, 10/1/2022	1,950,000	2,138,955
Series B, 5.00%, 10/1/2025	10,000,000	12,319,600

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Missouri, State Highway & Transportation Commission Revenue Series B, 5.00%, 11/1/2022	$7,980,000	$8,768,983
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2021	225,000	234,092
		23,791,130
NEBRASKA — 0.2%
Omaha, NE, Metropolitan Utilities District Revenue:
5.00%, 12/1/2021	200,000	210,840
5.00%, 12/1/2022	200,000	220,784
University of Nebraska Facilities Corp., Revenue:
5.00%, 7/15/2023	5,500,000	6,226,385
Series A, 4.00%, 7/15/2024	1,125,000	1,281,926
		7,939,935
NEVADA — 0.9%
Clark County, NV, General Obligation:
5.00%, 11/1/2021	415,000	436,816
5.00%, 6/1/2022	120,000	129,689
5.00%, 6/1/2023	6,570,000	7,387,242
5.00%, 6/1/2024	6,900,000	8,065,548
Series A, 5.00%, 11/1/2023	260,000	297,261
Clark County, NV, Revenue 5.00%, 7/1/2021	270,000	279,755
Clark County, TX, Water Reclamation District, General Obligation 5.00%, 7/1/2024	5,000,000	5,883,150
Las Vegas Valley, NV, Water District, General Obligation:
Series 2020A, 5.00%, 6/1/2025	7,720,000	9,381,884
Series B, 5.00%, 12/1/2023	2,000,000	2,300,840
Series B, 5.00%, 6/1/2024	3,755,000	4,404,315
Nevada, State General Obligation Series A, 5.00%, 5/1/2024	1,000,000	1,168,410
		39,734,910
NEW JERSEY — 0.3%
Bergen County, NJ, General Obligation 4.00%, 10/15/2023	1,505,000	1,675,667
New Jersey, Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2022	5,095,000	5,526,037
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2023	$2,135,000	$2,417,525
Series B, 5.00%, 7/1/2024	4,305,000	5,077,747
Rutgers, NJ, State University Revenue Series J, 5.00%, 5/1/2021	145,000	149,122
		14,846,098
NEW MEXICO — 0.9%
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2023	5,000,000	5,638,050
Series A, 5.00%, 6/15/2024	8,000,000	9,380,960
Series D, 5.00%, 6/1/2022	250,000	270,143
New Mexico, State General Obligation:
Series A, 5.00%, 3/1/2022	1,025,000	1,094,577
Series A, 5.00%, 3/1/2024	3,500,000	4,059,510
Series B, 5.00%, 3/1/2022	6,750,000	7,208,190
Series B, 5.00%, 3/1/2025	500,000	600,400
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2022	8,160,000	8,842,829
Series B, 4.00%, 7/1/2021	135,000	138,838
Series B, 4.00%, 7/1/2022	335,000	357,190
Series B, 4.00%, 7/1/2023	130,000	143,113
State of New Mexico, General Obligation 5.00%, 3/1/2023	2,395,000	2,668,509
		40,402,309
NEW YORK — 14.1%
Albany County, NY, General Obligation 5.00%, 4/1/2023	500,000	557,445
City of New York NY, General Obligation:
Series A-1, 5.00%, 8/1/2025	5,415,000	6,551,879
Series C, 5.00%, 8/1/2024	10,000,000	11,703,000
Series C, 5.00%, 8/1/2025	5,500,000	6,654,725
Series C-1, 5.00%, 8/1/2023	2,120,000	2,394,074
Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 11/15/2021	215,000	224,172
Series A, 5.00%, 11/15/2022	6,095,000	6,588,878
Series A-1, 5.00%, 2/1/2023	20,000,000	20,619,600
Monroe County, NY, Industrial Development Agency Revenue:
5.00%, 5/1/2023	4,350,000	4,861,299

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2018, 5.00%, 5/1/2022	$500,000	$536,615
Monroe County, NY, Industrial Development Corp. Revenue:
5.00%, 7/1/2024	1,550,000	1,817,421
5.00%, 7/1/2025	1,000,000	1,214,550
Series A, 5.00%, 7/1/2023	500,000	564,395
Series B, 5.00%, 7/1/2023	600,000	677,274
New York & New Jersey, NY, Port Authority Revenue:
5.00%, 10/15/2021	155,000	162,530
Series 180, 5.00%, 6/1/2021	125,000	128,893
New York City Transitional Finance Authority Building Aid Revenue Series S-1, 5.00%, 7/15/2023	1,030,000	1,164,209
New York City Transitional Finance Authority Future Tax Secured Revenue 5.00%, 11/1/2021	500,000	526,005
New York City Water & Sewer System Revenue:
Series A, 5.00%, 6/15/2023	140,000	158,190
Series CC, 5.00%, 6/15/2023	1,750,000	1,852,550
Series CC-, 5.00%, 6/15/2022	10,000,000	10,824,500
Series CC-, 5.00%, 6/15/2025	8,905,000	10,855,017
Series CC-1, 4.00%, 6/15/2021	100,000	102,717
Series DD2, 5.00%, 6/15/2024	12,000,000	13,286,040
New York State Dormitory Authority, Revenue:
5.00%, 2/15/2022	5,000	5,326
5.00%, 2/15/2024	9,500,000	10,990,274
5.00%, 10/1/2024	1,060,000	1,236,850
5.00%, 10/1/2025 (d)	1,200,000	1,465,008
Seres A, 5.00%, 7/1/2025	660,000	799,181
New York State Urban Development Corp., Revenue Series A-BIDDING GROUP 1, 5.00%, 3/15/2023	665,000	741,987
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue Series DD-2, 5.00%, 6/15/2025	1,020,000	1,174,163
Security Description	Principal Amount	Value
New York, NY, City Transitional Finance Authority Building Aid Revenue Series S-, 5.00%, 7/15/2022	$160,000	$173,866
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S-, 5.00%, 7/15/2022	40,000	43,429
Series S-1, 5.00%, 7/15/2022	200,000	216,882
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	16,125,000	17,705,089
5.00%, 8/1/2023	4,300,000	4,867,643
5.00%, 11/1/2024	14,130,000	16,751,115
5.00%, 11/1/2025	6,295,000	7,707,661
Series A-1, 5.00%, 8/1/2022	100,000	108,689
Series A-1, 5.00%, 8/1/2023	6,120,000	6,927,901
Series A-1, 5.00%, 8/1/2024	1,000,000	1,174,890
Series C, 5.00%, 11/1/2020	150,000	150,587
Series C, 5.00%, 11/1/2021	390,000	410,284
Series C, 5.00%, 11/1/2022	4,405,000	4,836,646
Series C, 5.00%, 11/1/2025	1,000,000	1,224,410
Series C-1, 5.00%, 5/1/2021	695,000	714,425
Series C-1, 5.00%, 11/1/2021	7,400,000	7,784,874
Series C-1, 5.00%, 5/1/2023	16,000,000	17,929,120
New York, NY, City Trust for Cultural Resources 4.00%, 2/1/2023	1,485,000	1,603,845
New York, NY, General Obligation:
Series A, 2.00%, 8/1/2021	100,000	101,501
Series A, 5.00%, 8/1/2022	20,850,000	22,677,711
Series A, 5.00%, 8/1/2023	17,615,000	19,892,267
Series C, 5.00%, 8/1/2022	16,420,000	17,859,377
Series C, 5.00%, 8/1/2023	4,635,000	5,234,214
Series C, 5.00%, 8/1/2024	675,000	789,952
Series E, 5.00%, 8/1/2022	740,000	804,868
Series E, 5.00%, 8/1/2023	5,500,000	6,211,040
Series E, 5.00%, 8/1/2024	17,500,000	20,480,250
Series E, 5.00%, 8/1/2025	1,750,000	2,117,412

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Subseries D, 5.00%, 8/1/2038 (b)	$20,000,000	$22,324,600
New York, NY, Sales Tax Asset Receivables Corp., Revenue Series A, 4.00%, 10/15/2023	100,000	111,857
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2023	180,000	194,918
New York, State Dormitory Authority Revenue:
Series A, 5.00%, 7/1/2022	2,600,000	2,820,627
Series A, 5.00%, 10/1/2022	2,450,000	2,671,921
Series A, 5.00%, 7/1/2023	740,000	835,519
Series A, 5.00%, 10/1/2023	8,785,000	9,937,221
Series A, 5.00%, 7/1/2024	785,000	919,800
Series A, 5.00%, 10/1/2024	1,575,000	1,848,656
Series B, 5.00%, 10/1/2023	800,000	915,312
Series B, 5.00%, 10/1/2024	600,000	700,104
New York, State Dormitory Authority Revenue, State Supported Debt Series A, 5.00%, 10/1/2021 (d)	215,000	225,520
New York, State Dormitory Authority, Personal Income Tax Revenue:
5.00%, 2/15/2022	16,145,000	17,215,736
Series 2018A, 5.00%, 10/1/2021	895,000	936,116
Series A, 5.00%, 3/15/2022	330,000	353,219
Series A, 5.00%, 3/15/2024	7,000,000	8,123,850
Series B, 5.00%, 2/15/2023	1,500,000	1,668,240
Series D, 5.00%, 2/15/2022	13,275,000	14,155,398
Series D, 5.00%, 2/15/2023	8,900,000	9,898,224
Series D, 5.00%, 2/15/2024	9,380,000	10,851,441
Series D, 5.00%, 2/15/2025	3,500,000	4,195,135
Series E, 5.00%, 3/15/2024	1,800,000	2,088,990
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2021	170,000	173,730
Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2022	$23,500,000	$25,153,460
Series A, 5.00%, 3/15/2023	27,100,000	30,230,321
Series A, 5.00%, 3/15/2024	700,000	812,119
Series C, 5.00%, 3/15/2022	1,550,000	1,659,058
Series C, 5.00%, 3/15/2023	930,000	1,037,424
Series E-GROUP 1, 5.00%, 3/15/2024	3,560,000	4,130,205
New York, State Environmental Facilities Corp., Revenue:
5.00%, 6/15/2022	6,120,000	6,626,736
5.00%, 6/15/2023	500,000	564,965
Series 2016A, 5.00%, 6/15/2021	370,000	382,706
Series 2017A, 5.00%, 6/15/2023	540,000	610,162
Series A, 5.00%, 6/15/2021	205,000	212,040
Series A, 5.00%, 6/15/2023	3,655,000	4,129,894
Series A, 5.00%, 6/15/2024	1,400,000	1,647,338
Series A, 5.00%, 6/15/2025	2,090,000	2,549,863
Series B-SUB, 5.00%, 6/15/2022	1,000,000	1,082,800
New York, State General Obligation:
Series A, 5.00%, 2/15/2022	425,000	453,309
Series A, 5.00%, 2/15/2024	500,000	580,400
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2025	7,000,000	8,407,630
Series A, 5.00%, 3/15/2021	375,000	383,228
Series A, 5.00%, 3/15/2022	24,490,000	26,213,116
Series A, 5.00%, 3/15/2023	5,825,000	6,500,933
Series A, 5.00%, 3/15/2024	5,000,000	5,799,000
Series A-, 5.00%, 3/15/2023	5,880,000	6,562,315
Series A-, 5.00%, 3/15/2024	13,430,000	15,576,114
Series A-BIDDING GROUP 1, 5.00%, 3/15/2022	15,000,000	16,055,400

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series E, 5.00%, 3/15/2023	$125,000	$139,505
Port Authority of New York & New Jersey Revenue 5.00%, 7/15/2023	725,000	817,068
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series A, 5.00%, 11/15/2024	3,525,000	4,152,943
Series B, 5.00%, 11/15/2024	510,000	600,851
Utility Debt Securitization Authority Revenue:
5.00%, 6/15/2023	855,000	884,113
Series B, 5.00%, 6/15/2023	1,000,000	1,034,050
Series B, 5.00%, 6/15/2024	1,000,000	1,081,950
Westchester County, NY, General Obligation Series A, 5.00%, 1/1/2023	900,000	997,947
		597,173,812
NORTH CAROLINA — 2.2%
Charlotte, NC, General Obligation 5.00%, 12/1/2021	250,000	264,155
City of Charlotte NC Water & Sewer System Revenue:
5.00%, 7/1/2024	9,105,000	10,739,347
5.00%, 7/1/2025	2,000,000	2,447,040
County of Mecklenburg NC, General Obligation Series A, 5.00%, 4/1/2025	4,520,000	5,477,020
Guilford County, NC, General Obligation 5.00%, 3/1/2022	725,000	775,076
Mecklenburg County, NC, General Obligation:
5.00%, 3/1/2023	7,500,000	8,375,850
5.00%, 3/1/2024	9,045,000	10,524,491
Series A, 5.00%, 9/1/2022	3,345,000	3,656,955
Series A, 5.00%, 9/1/2023	500,000	570,260
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 2/1/2023	4,760,000	5,288,646
Mecklenburg County, NC, Revenue Series A, 5.00%, 10/1/2021	280,000	293,642
North Carolina, State General Obligation:
5.00%, 6/1/2022	4,000,000	4,324,360
Series A, 5.00%, 6/1/2022	6,000,000	6,486,540
Series A, 5.00%, 6/1/2023	19,150,000	21,619,392
Series B, 5.00%, 6/1/2023	1,000,000	1,128,950
Security Description	Principal Amount	Value
North Carolina, State Revenue:
Series B, 5.00%, 6/1/2021	$195,000	$201,326
Series B, 5.00%, 5/1/2022	1,100,000	1,184,733
Series C, 5.00%, 5/1/2021	100,000	102,837
North Carolina, State University at Raleigh Revenue:
5.00%, 10/1/2021	145,000	151,945
5.00%, 10/1/2023	1,250,000	1,428,962
State of North Carolina, General Obligation Series B, 5.00%, 6/1/2025	625,000	762,137
Wake County, NC, Revenue:
Series A, 5.00%, 12/1/2021	1,665,000	1,759,672
Series A, 5.00%, 12/1/2022	125,000	137,990
Series A, 5.00%, 8/1/2023	5,000,000	5,673,750
		93,375,076
OHIO — 3.1%
City of Cincinnati OH, General Obligation 5.00%, 12/1/2023	2,115,000	2,433,138
Columbus, OH, General Obligation:
Seres A, 4.00%, 8/15/2024	2,405,000	2,755,336
Seres A, 5.00%, 4/1/2021	510,000	522,342
Seres A, 5.00%, 4/1/2024	1,850,000	2,159,635
Series 2017-1, 5.00%, 4/1/2024	5,000,000	5,836,850
Series 2018A, 5.00%, 4/1/2024	6,050,000	7,062,588
Series 2019A, 5.00%, 4/1/2022	1,250,000	1,340,825
Series A, 4.00%, 4/1/2022	1,735,000	1,835,127
County of Cuyahoga OH Series D, 5.00%, 12/1/2025	10,000,000	12,308,500
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2022	100,000	110,461
Ohio, State General Obligation:
5.00%, 9/1/2021	200,000	208,912
Series 2016-1, 5.00%, 12/15/2023	1,335,000	1,538,160
Series A, 5.00%, 3/15/2022	5,535,000	5,926,933
Series A, 5.00%, 9/1/2023	325,000	370,773
Series A, 5.00%, 12/15/2023	820,000	946,493
Series A, 5.00%, 12/1/2024	10,000,000	11,953,900

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2025	$1,000,000	$1,165,080
Series A, 5.00%, 5/1/2025	5,165,000	6,271,860
Series A, 5.00%, 6/15/2025	2,195,000	2,679,107
Series A, 5.00%, 12/1/2025	2,000,000	2,474,380
Series B, 5.00%, 8/1/2023	130,000	147,675
Series B, 5.00%, 9/15/2024	2,500,000	2,969,775
Series B, 5.00%, 8/1/2025	5,000,000	6,124,700
Series B, 5.00%, 6/15/2026	2,210,000	2,391,419
Series C, 5.00%, 11/1/2022	6,475,000	7,128,068
Series C, 5.00%, 11/1/2024	1,980,000	2,363,269
Series S, 5.00%, 5/1/2023	105,000	118,124
Series T, 5.00%, 11/1/2025	7,825,000	9,674,126
Series V, 5.00%, 5/1/2023	5,725,000	6,440,568
Ohio, State Infrastructure Project Revenue:
Seres 2019-1, 5.00%, 12/15/2023	2,500,000	2,880,450
Seres 2019-1, 5.00%, 12/15/2024	2,000,000	2,388,580
Series 2016-1, 5.00%, 12/15/2021	2,550,000	2,696,319
Ohio, State Turnpike & Infrastructure Commission Revenue Series A, 3.00%, 2/15/2022	6,495,000	6,740,836
Ohio, State Water Development Authority Revenue:
5.00%, 12/1/2023	6,500,000	7,488,845
5.00%, 6/1/2024	500,000	587,060
Series 2016B, 5.00%, 12/1/2024	1,400,000	1,675,478
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 6/1/2023	520,000	586,908
5.00%, 12/1/2023	300,000	345,639
		132,648,239
OKLAHOMA — 0.7%
City of Tulsa OK:
5.00%, 3/1/2023	500,000	558,130
5.00%, 3/1/2025	2,950,000	3,552,419
Oklahoma Capitol Improvement Authority Revenue 5.00%, 7/1/2023	500,000	564,835
Security Description	Principal Amount	Value
Oklahoma County, Independent School District, General Obligation:
0.05%, 7/1/2022	$500,000	$497,735
Seres A, 2.50%, 7/1/2023	10,000,000	10,559,100
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series 2020A, 5.00%, 7/1/2025	3,900,000	4,706,130
Oklahoma, State Turnpike Authority Revenue:
Series D, 4.00%, 1/1/2023	125,000	135,623
Series D, 5.00%, 1/1/2024	505,000	581,270
Oklahoma, State University, Revenue Series A, 5.00%, 9/1/2025	800,000	976,208
Oklahoma, State Water Resources Board Revenue:
5.00%, 4/1/2022	3,815,000	4,092,198
5.00%, 4/1/2023	2,500,000	2,799,200
Tulsa County, OK, Industrial Authority Revenue 5.00%, 9/1/2022	160,000	174,147
Tulsa, OK, Public Facilities Authority Revenue 3.00%, 6/1/2022	225,000	234,461
		29,431,456
OREGON — 1.2%
Multnomah County School District No 1, General Obligation:
5.00%, 6/15/2023	2,500,000	2,822,650
5.00%, 6/15/2025	2,230,000	2,716,006
Oregon, State Department of Transportation, Highway User Tax Revenue Series A, 5.00%, 11/15/2021	125,000	131,808
Oregon, State General Obligation:
Series A, 5.00%, 5/1/2022	8,830,000	9,507,261
Series A, 5.00%, 5/1/2024	11,000,000	12,878,360
Portland, OR, Community College District, General Obligation 5.00%, 6/15/2022	7,675,000	8,309,185
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 6/1/2021	660,000	681,232
Series A, 5.00%, 6/15/2021	680,000	703,154
Series A, 5.00%, 5/1/2023	6,470,000	7,269,692

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 6/15/2022	$4,250,000	$4,599,648
		49,618,996
PENNSYLVANIA — 2.5%
Commonwealth of Pennsylvania, General Obligation:
5.00%, 7/15/2025	7,000,000	8,527,820
Series 2020, 5.00%, 5/1/2025	16,950,000	20,504,924
Pennsylvania Turnpike Commission Revenue Series A, 5.00%, 12/1/2023	500,000	575,210
Pennsylvania, State General Obligation:
5.00%, 3/15/2021	230,000	234,973
5.00%, 3/1/2022	850,000	907,324
5.00%, 7/15/2022	16,455,000	17,853,181
5.00%, 9/15/2024	3,000,000	3,549,420
5.00%, 1/1/2024	605,000	697,008
Series 2016, 5.00%, 9/15/2023	615,000	700,786
Series 2018A, 5.00%, 3/1/2024	28,500,000	33,045,465
Series D, 5.00%, 8/15/2022	200,000	217,786
Series REF, 5.00%, 1/15/2022	700,000	742,945
Series REF, 5.00%, 1/15/2023	9,500,000	10,530,655
Series REF, 5.00%, 1/15/2024	5,260,000	6,069,041
Pennsylvania, State Higher Educational Facilities Authority Revenue Series AT-1, 5.00%, 6/15/2023	275,000	308,110
		104,464,648
SOUTH CAROLINA — 0.3%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2022	3,495,000	3,735,351
Beaufort County, SC, School District, General Obligation Series A, 5.00%, 3/1/2021	205,000	209,129
Fort Mill School District No 4 Series B, 5.00%, 3/1/2024	1,250,000	1,449,825
South Carolina, State General Obligation:
Series A, 5.00%, 10/1/2020	150,000	150,000
Series A, 5.00%, 4/1/2024	4,985,000	5,819,339
		11,363,644
Security Description	Principal Amount	Value
TENNESSEE — 0.8%
City of Memphis TN, General Obligation 5.00%, 5/1/2024	$5,000,000	$5,845,950
Hamilton, TN, General Obligation:
Series A, 5.00%, 4/1/2023	4,350,000	4,874,088
Series A, 5.00%, 4/1/2025	1,880,000	2,277,112
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2022	4,665,000	5,058,773
Series A, 5.00%, 7/1/2021	150,000	155,430
Series C, 5.00%, 7/1/2021	145,000	150,249
Nashville & Davidson County, TN, Metropolitan Government Revenue:
Series B, 5.00%, 5/15/2023	1,200,000	1,350,180
Series B, 5.00%, 7/1/2025	1,000,000	1,221,930
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2022	6,430,000	7,001,112
Series A, 5.00%, 2/1/2023	4,970,000	5,530,616
Tennessee, State School Bond Authority Revenue 5.00%, 11/1/2020	105,000	105,413
		33,570,853
TEXAS — 11.9%
Aldine, TX, Independent School District, General Obligation 5.00%, 2/15/2021 (d)	145,000	147,607
Austin, TX, Electric Utility System Revenue:
Series A, 5.00%, 11/15/2021	325,000	342,547
Series A, 5.00%, 11/15/2023	875,000	1,004,255
Austin, TX, General Obligation 5.00%, 9/1/2023	5,000,000	5,697,900
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2024 (d)	5,910,000	6,978,232
5.00%, 8/1/2025 (d)	3,000,000	3,671,580
Series 2019, 5.00%, 8/1/2023 (d)	660,000	749,734
Series B, 5.00%, 8/1/2022 (d)	4,500,000	4,897,935
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2021	165,000	173,966
5.00%, 11/15/2023	3,315,000	3,804,692

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2017, 5.00%, 11/15/2022	$500,000	$550,795
Series A, 5.00%, 11/15/2023	4,880,000	5,600,874
Bexar County, TX, Hospital District, General Obligation:
5.00%, 2/15/2023	500,000	556,065
5.00%, 2/15/2024	1,325,000	1,531,766
5.00%, 2/15/2025	620,000	741,849
Birdville, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2022 (d)	245,000	261,285
Series B, 5.00%, 2/15/2024 (d)	1,295,000	1,499,442
Brazosport Independent School District, General Obligation 5.00%, 2/15/2025 (d)	6,500,000	7,824,375
City of Austin TX Water & Wastewater System, Revenue Series A, 5.00%, 11/15/2022	500,000	550,795
City of Dallas TX, General Obligation 5.00%, 2/15/2022	1,450,000	1,545,540
City of Fort Worth TX, General Obligation:
5.00%, 3/1/2024	9,390,000	10,859,817
5.00%, 3/1/2025	9,630,000	11,554,363
City of Houston TX Combined Utility System, Revenue Series B, 5.00%, 11/15/2021	1,215,000	1,280,889
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2021	100,000	103,362
5.00%, 8/15/2023	8,955,000	10,188,999
Seres A, 5.00%, 8/15/2024	3,000,000	3,547,440
Seres A, 5.00%, 8/15/2025	3,990,000	4,885,396
Cypress-Fairbanks, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2024 (d)	3,455,000	4,004,241
Dallas county, TX, General Obligation 5.00%, 8/15/2025	1,615,000	1,975,662
Security Description	Principal Amount	Value
Dallas, TX, Area Rapid Transit Revenue:
5.00%, 12/1/2023	$9,000,000	$10,350,720
Series B, 5.00%, 12/1/2021	2,840,000	2,999,778
Dallas, TX, General Obligation:
5.00%, 2/15/2022	250,000	266,473
5.00%, 2/15/2023	1,850,000	2,056,978
5.00%, 2/15/2024	15,100,000	17,467,378
Dallas, TX, Independent School District, General Obligation Seres B, 5.00%, 2/15/2025 (d)	11,945,000	14,384,647
Denton, TX, Independent School District, General Obligation:
0.01%, 8/15/2022 (d)	115,000	114,529
5.00%, 8/15/2025 (d)	1,625,000	1,992,299
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2023	250,000	278,165
Fort Bend, TX, Independent School District, General Obligation:
5.00%, 8/15/2024 (d)	2,250,000	2,662,492
5.00%, 8/15/2025 (d)	1,000,000	1,226,030
Series B, 5.00%, 2/15/2022 (d)	770,000	821,182
Series E, 5.00%, 2/15/2022 (d)	4,295,000	4,580,489
Series E, 5.00%, 2/15/2023 (d)	500,000	557,200
Fort Worth, TX, General Obligation Series A, 5.00%, 3/1/2024	4,740,000	5,502,998
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (d)	135,000	137,427
5.00%, 2/15/2022 (d)	2,560,000	2,730,163
5.00%, 2/15/2023 (d)	1,000,000	1,113,640
5.00%, 2/15/2024 (d)	1,815,000	2,104,855
Frisco, TX, General Obligation:
Series 2016, 5.00%, 2/15/2023	500,000	556,950
Series A, 5.00%, 2/15/2023	2,650,000	2,951,835
Harris County, TX, Flood Control District Revenue Series A, 5.00%, 10/1/2023	2,875,000	3,287,534

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Harris County, TX, Flood Control District, General Obligation Series A, 5.00%, 10/1/2024	$3,500,000	$4,160,065
Harris County, TX, General Obligation:
Series A, 5.00%, 8/15/2022	530,000	576,714
Series A, 5.00%, 10/1/2024 (c)	5,000,000	5,935,750
Series A, 5.00%, 10/1/2025 (c)	10,000,000	12,288,900
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue Series B, 5.00%, 11/1/2023	1,475,000	1,683,934
Houston of Harris County, TX, Port Authority General Obligation:
Series A, 5.00%, 10/1/2022	2,700,000	2,959,335
Series A-2, 5.00%, 10/1/2024	2,735,000	3,249,590
Series A-2, 5.00%, 10/1/2025	2,000,000	2,460,560
Houston, TX, Combined Utility System Revenue Series D, 5.00%, 11/15/2020	200,000	201,160
Houston, TX, General Obligation:
Series A, 5.00%, 3/1/2022	2,500,000	2,671,175
Series A, 5.00%, 3/1/2024	2,940,000	3,404,549
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (d)	400,000	407,208
5.00%, 2/15/2022 (d)	10,995,000	11,727,377
5.00%, 2/15/2023 (d)	20,735,000	23,080,958
5.00%, 2/15/2024 (d)	4,165,000	4,825,611
5.00%, 2/15/2025 (d)	4,530,000	5,446,464
Series A, 5.00%, 2/15/2022 (d)	3,145,000	3,354,488
Houston, TX, Utilities System Revenue Series B, 5.00%, 11/15/2020	115,000	115,667
Humble, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2024 (d)	1,505,000	1,745,348
Security Description	Principal Amount	Value
Irving, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2021 (d)	$450,000	$458,091
Series A, 5.00%, 2/15/2022 (d)	695,000	741,197
Series A, 5.00%, 2/15/2024 (d)	520,000	603,616
Katy, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2024 (d)	2,250,000	2,606,040
Series B, 5.00%, 2/15/2025 (d)	3,750,000	4,497,787
Series D, 5.00%, 2/15/2024 (d)	5,000,000	5,791,200
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2023 (d)	4,000,000	4,437,440
Lewisville, TX, Independent School District, General Obligation:
Series A, 5.00%, 8/15/2022 (d)	650,000	708,831
Series A, 5.00%, 8/15/2023 (d)	3,300,000	3,753,717
Lone Star, TX, College System, General Obligation Series B, 5.00%, 2/15/2023	115,000	128,099
Lubbock, TX, General Obligation 5.00%, 2/15/2023	1,400,000	1,558,396
North Texas, TX, Municipal Water District, Water System Revenue 5.00%, 9/1/2021	130,000	135,829
Northside, TX, Independent School District, General Obligation Series REF, 5.00%, 8/1/2022 (d)	510,000	555,196
Northwest, Independent School District, General Obligation Series B, 5.00%, 2/15/2024 (d)	4,100,000	4,753,294
Pasadena, TX, Independent School District, General Obligation Series B-REMK 0, 1.50%, 2/15/2044 (b) (d)	5,700,000	5,912,040

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (d)	$500,000	$533,235
5.00%, 2/15/2021 (d)	650,000	661,687
Series A, 5.00%, 2/15/2022 (d)	6,355,000	6,777,417
Series A, 5.00%, 2/15/2023 (d)	4,085,000	4,548,198
Round Rock, TX, Independent School District, General Obligation:
5.00%, 8/1/2024 (d)	6,790,000	8,022,996
Series A, 5.00%, 8/1/2023 (d)	6,500,000	7,385,755
Series A, 5.00%, 8/1/2024 (d)	8,505,000	10,049,423
San Antonio Water System Series A, 2.00%, 5/15/2025	500,000	538,720
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2021	505,000	513,090
5.00%, 2/1/2022	4,410,000	4,687,969
5.00%, 2/1/2023	10,300,000	11,437,594
5.00%, 2/1/2024	8,505,000	9,832,922
San Antonio, TX, General Obligation 5.00%, 2/1/2022	4,000,000	4,256,080
San Antonio, TX, Water System Revenue Series A, 2.63%, 5/1/2049 (b)	32,500,000	34,707,725
Spring Branch Independent School District, General Obligation 5.00%, 2/1/2024 (d)	705,000	817,638
Tarrant, TX, Regional Water District Revenue 5.00%, 3/1/2022	135,000	144,164
Texas Public Finance Authority Revenue 5.00%, 2/1/2022	1,250,000	1,329,687
Texas Transportation Commission State Highway Fund Series A, 5.00%, 10/1/2020	150,000	150,000
Texas Water Development Board Revenue:
5.00%, 8/1/2022	2,625,000	2,858,152
5.00%, 8/1/2024	1,500,000	1,771,755
Texas, State A&M University Revenue:
Series C, 5.00%, 5/15/2022	6,815,000	7,342,481
Security Description	Principal Amount	Value
Series E, 5.00%, 5/15/2023	$5,000,000	$5,629,950
Texas, State General Obligation:
2.25%, 8/1/2029 (b)	3,335,000	3,340,403
5.00%, 10/1/2020	100,000	100,000
5.00%, 4/1/2022	50,000	53,626
5.00%, 10/1/2023	4,205,000	4,807,030
5.00%, 4/1/2024	1,000,000	1,165,460
Series 2016, 5.00%, 10/1/2022	2,675,000	2,931,372
Series A, 4.00%, 10/1/2021	7,125,000	7,398,956
Series A, 5.00%, 4/1/2023	500,000	559,840
Series A, 5.00%, 10/1/2023	5,000,000	5,715,850
Series C, 5.00%, 8/1/2022	700,000	762,034
Series REF, 5.00%, 8/1/2023	500,000	567,675
Texas, State Public Finance Authority Revenue:
Series A, 5.00%, 2/1/2023	1,500,000	1,666,230
Series A, 5.00%, 2/1/2024	1,500,000	1,734,225
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2023	3,200,000	3,657,088
Series A, 3.00%, 10/1/2021	3,025,000	3,111,485
Series A, 5.00%, 4/1/2021	170,000	174,114
Series A, 5.00%, 10/1/2021	4,065,000	4,262,234
Series A, 5.00%, 10/1/2023	600,000	685,704
Series B, 4.00%, 4/1/2026 (b)	505,000	523,645
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2022	3,120,000	3,336,653
Series A, 5.00%, 3/15/2023	660,000	736,395
Texas, State Water Development Board Revenue:
5.00%, 8/1/2023	3,750,000	4,261,012
5.00%, 8/1/2024	6,070,000	7,169,702
Series A, 5.00%, 10/15/2020	110,000	110,195
Series A, 5.00%, 4/15/2021	380,000	389,956
Series B, 5.00%, 10/15/2023	2,000,000	2,292,500
Trinity River, TX, Authority Regional Wastewater System Revenue:
5.00%, 8/1/2021	240,000	249,698

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2022	$160,000	$174,211
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2022	200,000	216,882
Seres B, 5.00%, 7/1/2023	3,380,000	3,820,279
University of Texas, Revenue:
Series C, 5.00%, 8/15/2022	150,000	163,605
Series D, 5.00%, 8/15/2021	135,000	140,711
Series D, 5.00%, 8/15/2022	1,725,000	1,881,457
Series E, 5.00%, 8/15/2021	330,000	343,959
Series E, 5.00%, 8/15/2022	915,000	997,990
Series H, 5.00%, 8/15/2022	6,790,000	7,405,853
Series H, 5.00%, 8/15/2023	1,800,000	2,050,254
Series I, 5.00%, 8/15/2022	750,000	818,025
		505,383,737
UTAH — 0.9%
State of Utah, General Obligation:
5.00%, 7/1/2025	10,000,000	12,240,500
Seres B, 5.00%, 7/1/2025	5,000,000	6,120,250
University of Utah, Revenue Series B-1, 5.00%, 8/1/2023	225,000	255,661
Utah, State General Obligation:
5.00%, 7/1/2022	15,815,000	17,155,795
5.00%, 7/1/2023	925,000	1,047,951
		36,820,157
VIRGINIA — 3.6%
Arlington County, VA, General Obligation Series 2017, 5.00%, 8/15/2024	1,480,000	1,754,466
County of Arlington VA, General Obligation 5.00%, 8/15/2025	1,850,000	2,273,187
County of Fairfax VA, General Obligation Seres A, 5.00%, 10/1/2025	800,000	986,912
County of Loudoun VA, General Obligation:
Series A, 5.00%, 12/1/2024	10,970,000	13,148,752
Series A, 5.00%, 12/1/2025	10,995,000	13,641,167
Security Description	Principal Amount	Value
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2023	$5,250,000	$5,853,225
Series A, 5.00%, 10/1/2021	5,520,000	5,787,830
Series A, 5.00%, 10/1/2022	215,000	235,834
Series C, 5.00%, 10/1/2021	175,000	183,491
Fairfax County, VA, Water Development Authority, Improvement Revenue 5.00%, 4/1/2022	995,000	1,067,297
Loudoun, VA, General Obligation:
Series A, 5.00%, 12/1/2020	200,000	201,598
Series A, 5.00%, 12/1/2023	4,675,000	5,387,844
Richmond, VA, General Obligation:
Series A, 5.00%, 7/15/2022	5,000,000	5,433,300
Series B, 5.00%, 7/15/2022	11,540,000	12,540,056
Richmond, VA, Public Utility Revenue 5.00%, 1/15/2023	175,000	194,369
Virginia College Building Authority Revenue 5.00%, 2/1/2023	700,000	778,960
Virginia Commonwealth Transportation Board Revenue 5.00%, 3/15/2023	2,300,000	2,570,434
Virginia Public Building Authority revenue Series B, 5.00%, 8/1/2024	8,500,000	10,061,450
Virginia, Commonwealth Transportation Board Revenue Series A, 5.00%, 5/15/2022	1,200,000	1,293,696
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2022	12,925,000	13,761,506
5.00%, 2/1/2025	3,000,000	3,610,620
Series A, 5.00%, 2/1/2021	235,000	238,781
Series A, 5.00%, 2/1/2022	600,000	638,832
Series A, 5.00%, 2/1/2023	17,540,000	19,495,366
Series B, 5.00%, 9/1/2022	440,000	480,858
Series B, 5.00%, 2/1/2023	6,020,000	6,699,056
Series B, 5.00%, 9/1/2024	300,000	355,725
Series D, 5.00%, 2/1/2022	130,000	138,414
Series E, 5.00%, 2/1/2023	5,000,000	5,564,000

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series E, 5.00%, 2/1/2024	$4,000,000	$4,637,640
Virginia, State Commonwealth Transportation Board Revenue:
5.00%, 9/15/2022	100,000	109,371
5.00%, 9/15/2024	2,710,000	3,213,355
Series C, 5.00%, 5/15/2023	250,000	281,358
Virginia, State General Obligation Series B, 5.00%, 6/1/2022	775,000	837,574
Virginia, State Public Building Authority Revenue:
Series B, 5.00%, 8/1/2022	100,000	108,882
Series B, 5.00%, 8/1/2023	3,830,000	4,353,063
Virginia, State Public School Authority Revenue:
5.00%, 8/1/2022	860,000	936,213
5.00%, 8/1/2023	545,000	619,267
5.00%, 8/1/2024	1,035,000	1,223,815
Virginia, State Resources Authority Revenue 5.00%, 10/1/2022	260,000	285,194
		150,982,758
WASHINGTON — 4.0%
Central Puget Sound, WA, Regional Transit Authority Revenue Series S-1, 5.00%, 11/1/2022	500,000	549,325
Chelan County Public Utility District No. 1 Revenue:
Series A, 5.00%, 7/1/2024	1,250,000	1,465,662
Series A, 5.00%, 7/1/2025	2,390,000	2,901,508
Chelan County, Public Utility District No. 1, Revenue Series A, 5.00%, 7/1/2022	3,055,000	3,314,003
Energy Northwest, WA, Electric Revenue Series A, 5.00%, 7/1/2022	3,065,000	3,322,031
King & Snohomish Counties, WA, School District No. 417, General Obligation 5.00%, 12/1/2021	500,000	528,250
King County, WA, School District No. 412, General Obligation 5.00%, 12/1/2023	7,310,000	8,414,614
King County, WA, School District No. 414, General Obligation:
5.00%, 12/1/2020	265,000	267,115
5.00%, 12/1/2021	7,230,000	7,638,495
Security Description	Principal Amount	Value
Port of Seattle, WA, General Obligation Series REF, 5.00%, 6/1/2024	$750,000	$879,990
Snohomish County, WA, School District No. 15 Edmonds, General Obligation 5.00%, 12/1/2020	100,000	100,796
State of Washington, General Obligation:
5.00%, 8/1/2025	500,000	612,200
Seres D, 5.00%, 2/1/2023	800,000	889,848
Series R-2020C, 5.00%, 7/1/2024	15,000,000	17,661,750
Series R-2020C, 5.00%, 7/1/2025	10,000,000	12,208,800
University of Washington, Revenue Series A, 5.00%, 5/1/2048 (b)	7,000,000	7,359,380
Washington, State:
5.00%, 7/1/2022	275,000	297,960
Series D, 5.00%, 7/1/2022	575,000	623,007
Washington, State General Obligation:
Series 2016A, 5.00%, 7/1/2022	15,135,000	16,418,145
Series 2020A, 5.00%, 8/1/2023	5,255,000	5,969,470
Series 2020C, 5.00%, 2/1/2025	3,000,000	3,609,210
Series A, 5.00%, 8/1/2024	12,630,000	14,918,177
Series A, 5.00%, 8/1/2025	13,275,000	16,253,910
Series B, 5.00%, 7/1/2022	500,000	542,390
Series B, 5.00%, 7/1/2023	2,000,000	2,264,060
Series B, 5.00%, 8/1/2025	540,000	661,176
Series C, 5.00%, 2/1/2024	11,860,000	13,741,945
Series R-2015, 5.00%, 7/1/2021	285,000	295,363
Series R-2015-C, 5.00%, 7/1/2022	255,000	276,619
Series R-2017A, 5.00%, 8/1/2022	500,000	544,410
Series R-2017A, 5.00%, 8/1/2025	9,200,000	11,264,480
Series R-2020A, 5.00%, 1/1/2023	505,000	559,717
Series R-2020A, 5.00%, 1/1/2025	9,960,000	11,946,621
Series R-F, 5.00%, 7/1/2021	100,000	103,636
Series R-F, 5.00%, 7/1/2022	885,000	960,030
		169,364,093

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
WEST VIRGINIA — 0.2%
West Virginia, State General Obligation:
Series A, 5.00%, 12/1/2024	$8,430,000	$10,069,382
Series B, 5.00%, 12/1/2021	250,000	264,155
		10,333,537
WISCONSIN — 2.4%
City of Milwaukee WI, General Obligation:
Series N3, 5.00%, 4/1/2022	760,000	814,150
Series N-4, 5.00%, 4/1/2025	10,140,000	12,086,272
Madison, WI, General Obligation Series A, 4.00%, 10/1/2023	125,000	139,363
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/1/2021	570,000	578,909
Series N2, 4.00%, 3/15/2023	415,000	451,188
Series N3, 5.00%, 4/1/2021	500,000	511,870
Series N3, 5.00%, 4/1/2023	5,000,000	5,567,800
Series N3, 5.00%, 4/1/2024	1,665,000	1,921,576
Series N4, 5.00%, 4/1/2022	110,000	117,838
Wisconsin, State Clean Water Fund Leveraged Loan Portfolio Revenue:
5.00%, 6/1/2029	510,000	598,092
Series 1, 5.00%, 6/1/2021	190,000	196,099
Series 1, 5.00%, 6/1/2022	2,795,000	3,016,755
Wisconsin, State Department of Transportation Revenue:
Series 2, 5.00%, 7/1/2021	145,000	150,284
Series 2, 5.00%, 7/1/2022	65,000	70,522
Series A, 5.00%, 7/1/2022	4,525,000	4,909,444
Series A, 5.00%, 7/1/2023	1,245,000	1,410,112
Wisconsin, State General Obligation:
Series 1, 5.00%, 11/1/2021	185,000	194,725
Series 1, 5.00%, 11/1/2022	1,760,000	1,937,514
Security Description	Principal Amount	Value
Series 1, 5.00%, 11/1/2023	$2,500,000	$2,870,750
Series 1, 5.00%, 11/1/2024	10,000,000	11,935,700
Series 2, 5.00%, 11/1/2022	14,795,000	16,287,224
Series 2, 5.00%, 11/1/2023	13,745,000	15,783,383
Series A, 5.00%, 5/1/2022	125,000	134,588
Series A, 5.00%, 5/1/2023	8,685,000	9,745,053
Series A, 5.00%, 5/1/2024	6,000,000	7,012,800
Series A, 5.00%, 5/1/2034	645,000	724,116
Series B, 5.00%, 5/1/2021	175,000	179,944
Series C, 5.00%, 5/1/2023	2,700,000	3,036,717
		102,382,788
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,141,490,103)		4,245,007,996
	Shares
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (e) (f) (Cost $31,275,145)	31,275,145	31,275,145
TOTAL INVESTMENTS — 100.7% (Cost $4,172,765,248)		4,276,283,141
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(28,122,558)
NET ASSETS — 100.0%		$4,248,160,583
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	4.1%
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2020.

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$4,245,007,996	$—	$4,245,007,996
Short-Term Investment	31,275,145	—	—	31,275,145
TOTAL INVESTMENTS	$31,275,145	$4,245,007,996	$—	$4,276,283,141
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,415,611	$19,415,611	$226,567,869	$214,708,335	$—	$—	31,275,145	$31,275,145	$5,179
See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 28.0%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.75%, 2/15/2023	$218,000	$232,547
4.20%, 4/15/2024	96,000	106,367
Omnicom Group, Inc. 2.45%, 4/30/2030	250,000	257,248
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	329,000	370,704
3.63%, 5/1/2022	565,000	591,888
WPP Finance 2010:
3.63%, 9/7/2022	108,000	113,487
3.75%, 9/19/2024	191,000	209,460
		1,881,701
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
1.88%, 6/15/2023 (b)	319,000	318,167
2.13%, 3/1/2022	178,000	179,493
2.25%, 6/15/2026	230,000	221,524
2.70%, 2/1/2027	366,000	356,931
2.80%, 3/1/2023	370,000	376,908
2.80%, 3/1/2024	185,000	188,132
2.85%, 10/30/2024	145,000	146,785
3.10%, 5/1/2026	285,000	286,280
3.25%, 2/1/2035	175,000	162,048
3.60%, 5/1/2034	376,000	365,634
3.63%, 3/1/2048	195,000	171,645
3.83%, 3/1/2059	250,000	221,705
3.85%, 11/1/2048	227,000	207,560
4.51%, 5/1/2023	500,000	526,865
4.88%, 5/1/2025	870,000	947,030
5.04%, 5/1/2027	750,000	828,247
5.15%, 5/1/2030	1,000,000	1,124,050
5.71%, 5/1/2040	775,000	912,237
5.81%, 5/1/2050	1,000,000	1,215,320
5.93%, 5/1/2060	750,000	927,735
6.13%, 2/15/2033	265,000	317,353
6.88%, 3/15/2039	200,000	248,898
General Dynamics Corp.:
1.88%, 8/15/2023	175,000	181,517
2.13%, 8/15/2026	120,000	128,968
2.38%, 11/15/2024	125,000	133,669
3.38%, 5/15/2023	282,000	303,175
3.50%, 5/15/2025	309,000	346,253
3.75%, 5/15/2028 (b)	385,000	451,832
4.25%, 4/1/2040	779,000	979,569
Harris Corp. 5.05%, 4/27/2045	300,000	401,226
Hexcel Corp.:
3.95%, 2/15/2027 (b)	100,000	107,539
4.70%, 8/15/2025	80,000	89,186
Security Description	Principal Amount	Value
L3Harris Technologies, Inc.:
3.85%, 6/15/2023	$123,000	$133,251
3.85%, 12/15/2026	345,000	396,343
3.95%, 5/28/2024	124,000	136,662
4.40%, 6/15/2028	677,000	808,352
Lockheed Martin Corp.:
1.85%, 6/15/2030	140,000	145,585
2.80%, 6/15/2050	165,000	173,271
2.90%, 3/1/2025	370,000	404,336
3.10%, 1/15/2023	150,000	158,921
3.55%, 1/15/2026	215,000	244,752
3.60%, 3/1/2035	245,000	294,806
3.80%, 3/1/2045	635,000	756,133
4.70%, 5/15/2046	260,000	353,259
Northrop Grumman Corp.:
2.93%, 1/15/2025	355,000	386,329
3.20%, 2/1/2027 (b)	153,000	170,997
3.25%, 8/1/2023	204,000	220,167
3.25%, 1/15/2028	207,000	232,757
3.85%, 4/15/2045	320,000	374,112
4.40%, 5/1/2030 (b)	1,100,000	1,356,927
4.75%, 6/1/2043	165,000	214,500
5.05%, 11/15/2040	220,000	293,889
5.25%, 5/1/2050	500,000	715,615
Raytheon Technologies Corp.:
2.25%, 7/1/2030	575,000	605,682
2.50%, 12/15/2022 (c)	379,000	393,106
3.13%, 7/1/2050	750,000	796,560
3.20%, 3/15/2024 (c)	200,000	215,044
3.50%, 3/15/2027 (c)	385,000	433,441
3.75%, 11/1/2046	341,000	391,311
3.95%, 8/16/2025	781,000	888,442
4.05%, 5/4/2047	141,000	169,667
4.13%, 11/16/2028	148,000	175,122
4.35%, 4/15/2047 (c)	150,000	185,801
4.50%, 6/1/2042	843,000	1,061,919
4.63%, 11/16/2048	462,000	603,986
5.70%, 4/15/2040	343,000	481,709
6.05%, 6/1/2036	100,000	141,288
7.50%, 9/15/2029	651,000	954,027
		28,841,550
AGRICULTURE — 0.4%
Altria Group, Inc.:
2.35%, 5/6/2025	160,000	169,088
2.85%, 8/9/2022	29,000	30,177
3.40%, 5/6/2030 (b)	143,000	155,760
3.49%, 2/14/2022	100,000	103,963
3.80%, 2/14/2024	350,000	382,035
4.00%, 1/31/2024	381,000	418,445
4.25%, 8/9/2042	250,000	268,447
4.40%, 2/14/2026	706,000	814,322
4.45%, 5/6/2050 (b)	110,000	123,083
4.50%, 5/2/2043	393,000	432,941
4.80%, 2/14/2029	831,000	983,572
5.38%, 1/31/2044	441,000	546,778

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 2/14/2049	$442,000	$591,489
6.20%, 2/14/2059	900,000	1,225,962
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	402,000	435,696
BAT Capital Corp.:
2.26%, 3/25/2028	250,000	251,400
2.73%, 3/25/2031 (b)	500,000	499,400
2.76%, 8/15/2022	591,000	611,980
2.79%, 9/6/2024	239,000	252,468
3.22%, 9/6/2026	310,000	333,163
3.46%, 9/6/2029	242,000	258,025
3.73%, 9/25/2040	125,000	126,690
3.98%, 9/25/2050	200,000	198,690
4.39%, 8/15/2037	379,000	409,877
4.54%, 8/15/2047	517,000	552,539
4.70%, 4/2/2027	996,000	1,143,757
4.76%, 9/6/2049	307,000	335,229
BAT International Finance PLC 1.67%, 3/25/2026	250,000	251,083
Bunge, Ltd. Finance Corp.:
1.63%, 8/17/2025	113,000	113,373
3.00%, 9/25/2022	190,000	197,439
3.25%, 8/15/2026	165,000	177,759
3.75%, 9/25/2027	147,000	159,599
Philip Morris International, Inc.:
1.13%, 5/1/2023	85,000	86,312
1.50%, 5/1/2025 (b)	207,000	213,518
2.10%, 5/1/2030	370,000	381,825
2.13%, 5/10/2023	204,000	211,513
2.38%, 8/17/2022	448,000	463,590
2.50%, 8/22/2022	145,000	150,601
2.50%, 11/2/2022	342,000	356,008
2.63%, 3/6/2023	230,000	241,537
2.75%, 2/25/2026	140,000	153,063
2.88%, 5/1/2024	106,000	113,719
2.90%, 11/15/2021	359,000	368,790
3.13%, 3/2/2028	115,000	127,225
3.38%, 8/11/2025	472,000	525,374
3.38%, 8/15/2029	364,000	412,943
3.60%, 11/15/2023 (b)	894,000	974,746
4.13%, 3/4/2043	174,000	204,125
Reynolds American, Inc.:
4.00%, 6/12/2022	273,000	288,059
4.45%, 6/12/2025	565,000	636,591
5.85%, 8/15/2045	702,000	854,545
6.15%, 9/15/2043	350,000	437,020
		19,755,333
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	88,398	72,111
Security Description	Principal Amount	Value
American Airlines 2015-1 Pass Through Trust Class A, 3.38%, 11/1/2028	$249,037	$204,317
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	117,242	112,407
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	50,990	48,956
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	57,408	53,957
American Airlines 2016-3 Pass Through Trust Class AA, 3.00%, 4/15/2030	287,919	269,351
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	72,392	67,317
Continental Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	65,547	63,982
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	28,329	27,112
Delta Air Lines 2007-1 Pass Through Trust Series 071A, 6.82%, 2/10/2024	57,909	57,696
Delta Air Lines 2019-1 Pass Through Trust Series AA, 3.20%, 10/25/2025	238,000	234,478
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	162,988	156,361
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	295,000	303,322
Southwest Airlines Co.:
2.63%, 2/10/2030	272,000	256,395
4.75%, 5/4/2023	359,000	383,017
5.13%, 6/15/2027	433,000	472,217
5.25%, 5/4/2025	125,000	137,735
Spirit Airlines Pass Through Trust Series A, 4.10%, 10/1/2029	265,801	237,565

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	$77,309	$73,898
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	336,071	314,049
United Airlines 2016-1 Pass Through Trust Series AA, 3.10%, 1/7/2030	303,013	292,737
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	40,871	38,561
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	103,885	103,450
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	315,000	294,705
		4,275,696
APPAREL — 0.1%
NIKE, Inc.:
2.25%, 5/1/2023	390,000	407,460
2.38%, 11/1/2026	471,000	513,282
2.85%, 3/27/2030 (b)	330,000	370,346
3.25%, 3/27/2040	249,000	284,806
3.38%, 3/27/2050	253,000	295,324
3.88%, 11/1/2045	202,000	250,413
PVH Corp. 4.63%, 7/10/2025 (b) (c)	90,000	93,997
Ralph Lauren Corp.:
1.70%, 6/15/2022	30,000	30,567
2.95%, 6/15/2030	123,000	128,335
3.75%, 9/15/2025	246,000	276,076
Tapestry, Inc.:
3.00%, 7/15/2022	148,000	149,365
4.13%, 7/15/2027 (b)	478,000	471,021
4.25%, 4/1/2025 (b)	80,000	83,553
VF Corp. 2.40%, 4/23/2025	141,000	149,532
		3,504,077
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
1.95%, 5/20/2022	125,000	128,009
Series GMTN, 3.50%, 2/15/2028	408,000	464,447
Series GMTN, 3.55%, 1/12/2024 (b)	21,000	22,877
Security Description	Principal Amount	Value
Series MTN, 0.65%, 9/8/2023	$185,000	$185,174
Series MTN, 0.88%, 7/7/2023	165,000	166,249
Series MTN, 1.00%, 9/10/2025 (b)	250,000	250,405
Series MTN, 1.20%, 7/8/2025 (b)	250,000	251,890
Series MTN, 1.95%, 5/10/2023	164,000	169,817
Series MTN, 2.05%, 1/10/2023	320,000	330,547
Series MTN, 2.15%, 9/10/2024 (b)	178,000	187,074
Series MTN, 2.20%, 6/27/2022	230,000	236,879
Series MTN, 2.35%, 1/8/2027 (b)	110,000	117,266
Series MTN, 2.40%, 6/27/2024	115,000	121,535
Series MTN, 2.90%, 2/16/2024	412,000	440,309
Series MTN, 3.38%, 12/10/2021	100,000	103,444
Cummins, Inc.:
0.75%, 9/1/2025	85,000	85,242
1.50%, 9/1/2030	250,000	248,650
2.60%, 9/1/2050	250,000	245,447
Daimler Finance North America LLC 8.50%, 1/18/2031	440,000	680,874
General Motors Co.:
4.20%, 10/1/2027	132,000	141,274
4.88%, 10/2/2023	160,000	173,976
5.00%, 4/1/2035	415,000	449,524
5.15%, 4/1/2038	224,000	239,145
5.40%, 10/2/2023	165,000	181,924
5.40%, 4/1/2048 (b)	581,000	642,470
5.95%, 4/1/2049	165,000	193,448
6.13%, 10/1/2025	350,000	406,591
6.25%, 10/2/2043	469,000	554,799
6.75%, 4/1/2046	179,000	220,209
6.80%, 10/1/2027	190,000	231,086
General Motors Financial Co., Inc.:
1.70%, 8/18/2023	185,000	185,442
2.70%, 8/20/2027	250,000	248,547
2.75%, 6/20/2025	520,000	533,203
3.25%, 1/5/2023	139,000	143,743
3.45%, 1/14/2022	362,000	371,115
3.45%, 4/10/2022	272,000	279,140
3.50%, 11/7/2024	166,000	174,554
3.55%, 7/8/2022	348,000	359,515
3.60%, 6/21/2030	750,000	775,170
3.70%, 5/9/2023	279,000	291,806
3.85%, 1/5/2028	584,000	613,819

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 4/13/2024	$334,000	$354,037
4.00%, 1/15/2025	184,000	196,613
4.00%, 10/6/2026	168,000	180,600
4.15%, 6/19/2023	254,000	269,626
4.20%, 11/6/2021	197,000	203,034
4.30%, 7/13/2025	511,000	554,338
4.35%, 4/9/2025	25,000	27,198
4.35%, 1/17/2027	268,000	291,340
5.10%, 1/17/2024	658,000	718,931
5.20%, 3/20/2023	195,000	211,554
5.25%, 3/1/2026	309,000	348,589
PACCAR Financial Corp.:
Series MTN, 0.35%, 8/11/2023	225,000	224,701
Series MTN, 1.90%, 2/7/2023	125,000	129,244
Series MTN, 2.00%, 9/26/2022	205,000	211,324
Series MTN, 2.30%, 8/10/2022	187,000	193,543
Series MTN, 2.65%, 5/10/2022	651,000	674,443
Toyota Motor Corp.:
2.16%, 7/2/2022	143,000	147,432
2.36%, 7/2/2024	145,000	153,951
2.76%, 7/2/2029 (b)	56,000	62,272
3.42%, 7/20/2023	150,000	162,191
3.67%, 7/20/2028	105,000	123,717
Toyota Motor Credit Corp.:
3.65%, 1/8/2029 (b)	100,000	117,272
Series GMTN, 2.70%, 1/11/2023	229,000	240,489
Series GMTN, 3.05%, 1/11/2028	135,000	151,446
Series MTN, 0.45%, 7/22/2022	250,000	250,540
Series MTN, 0.50%, 8/14/2023	310,000	310,508
Series MTN, 1.15%, 5/26/2022	547,000	553,969
Series MTN, 1.15%, 8/13/2027	235,000	234,542
Series MTN, 1.35%, 8/25/2023 (b)	595,000	610,113
Series MTN, 1.80%, 2/13/2025	1,025,000	1,071,166
Series MTN, 2.15%, 9/8/2022 (b)	191,000	197,393
Series MTN, 2.25%, 10/18/2023	243,000	255,546
Series MTN, 2.60%, 1/11/2022	344,000	353,794
Series MTN, 2.63%, 1/10/2023	238,000	249,526
Series MTN, 3.30%, 1/12/2022	614,000	636,945
Security Description	Principal Amount	Value
Series MTN, 3.40%, 4/14/2025	$150,000	$167,101
		22,685,663
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv Corp. 4.15%, 3/15/2024	140,000	153,810
Aptiv PLC :
4.35%, 3/15/2029	168,000	190,366
5.40%, 3/15/2049	150,000	171,048
BorgWarner, Inc. 2.65%, 7/1/2027 (b)	260,000	274,050
Lear Corp.:
4.25%, 5/15/2029	125,000	135,101
5.25%, 5/15/2049	371,000	402,450
Magna International, Inc.:
2.45%, 6/15/2030	300,000	315,513
3.63%, 6/15/2024	100,000	109,956
		1,752,294
BANKS — 5.4%
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	313,000	321,097
Series MTN, 2.05%, 11/21/2022	570,000	590,263
Banco Bilbao Vizcaya Argentaria SA:
0.88%, 9/18/2023	200,000	199,996
1.13%, 9/18/2025	200,000	198,958
Banco Santander SA:
2.71%, 6/27/2024	270,000	285,576
2.75%, 5/28/2025	200,000	210,014
3.31%, 6/27/2029	100,000	108,909
3.49%, 5/28/2030 (b)	200,000	218,328
3.80%, 2/23/2028	125,000	137,328
3.85%, 4/12/2023	434,000	463,304
4.25%, 4/11/2027	242,000	273,303
Bancolombia SA 3.00%, 1/29/2025	305,000	305,284
Bank of America Corp.:
4.10%, 7/24/2023	653,000	715,753
5.70%, 1/24/2022	315,000	336,612
6.11%, 1/29/2037	185,000	261,022
6.22%, 9/15/2026	100,000	123,215
7.75%, 5/14/2038	338,000	557,453
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (d)	652,000	694,413
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (d)	337,000	353,766
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (d)	378,000	413,116

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (d)	$605,000	$625,540
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (d)	1,312,000	1,460,807
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (d)	213,000	240,488
SOFR + 2.15%, 2.59%, 4/29/2031 (d)	691,000	731,672
Series GMTN, 3.30%, 1/11/2023	687,000	728,996
Series GMTN, 3.50%, 4/19/2026	802,000	899,852
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (d)	927,000	962,801
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (d)	414,000	465,125
Series L, 3.95%, 4/21/2025	564,000	626,683
Series L, 4.18%, 11/25/2027	521,000	596,738
Series L, 4.75%, 4/21/2045	340,000	445,737
Series MTN, 2.50%, 10/21/2022	447,000	456,526
Series MTN, 3.25%, 10/21/2027	357,000	394,860
Series MTN, 3.88%, 8/1/2025	605,000	687,776
Series MTN, 4.00%, 4/1/2024	898,000	995,074
Series MTN, 4.00%, 1/22/2025	518,000	577,078
Series MTN, 4.13%, 1/22/2024	498,000	551,510
Series MTN, 4.20%, 8/26/2024	644,000	717,004
Series MTN, 4.25%, 10/22/2026	550,000	635,618
Series MTN, 4.88%, 4/1/2044	272,000	368,865
Series MTN, 5.00%, 1/21/2044	325,000	448,500
Series MTN, 5.88%, 2/7/2042	401,000	592,650
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (b) (d)	420,000	435,519
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (d)	381,000	401,944
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (d)	986,000	1,068,075
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (d)	$573,000	$621,195
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (d)	700,000	732,872
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (d)	607,000	678,007
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (d)	516,000	592,017
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (d)	62,000	66,848
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (d)	418,000	431,251
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (d)	699,000	770,403
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (d)	327,000	351,898
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (d)	601,000	697,064
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (d)	529,000	620,406
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (d)	504,000	601,126
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (d)	940,000	1,198,143
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (d)	549,000	621,666
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (d)	465,000	602,217
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (d)	1,214,000	1,499,229
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (d)	250,000	250,322
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (d)	531,000	534,436
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (d)	295,000	300,121
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b) (d)	500,000	499,590

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (d)	$770,000	$784,291
Bank of America NA:
3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (d)	222,000	230,547
Series BKNT, 6.00%, 10/15/2036	835,000	1,193,106
Bank of Montreal:
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (b) (d)	175,000	188,563
Series E, 3.30%, 2/5/2024	639,000	692,670
Series MTN, 2.05%, 11/1/2022	158,000	163,364
Series MTN, 2.35%, 9/11/2022	552,000	573,776
Series MTN, 2.50%, 6/28/2024	306,000	325,768
Series MTN, 2.90%, 3/26/2022	402,000	417,151
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	480,000	526,219
Series 0012, 3.65%, 2/4/2024	125,000	137,270
Series MTN, 1.85%, 1/27/2023	140,000	144,515
Series MTN, 1.95%, 8/23/2022	361,000	371,989
Series MTN, 2.60%, 2/7/2022 (b)	237,000	243,800
Series MTN, 2.80%, 5/4/2026	348,000	385,497
Series MTN, 2.95%, 1/29/2023	215,000	226,487
Series MTN, 3.00%, 10/30/2028 (b)	159,000	177,131
Series MTN, 3.25%, 9/11/2024 (b)	211,000	231,343
Series MTN, 3.25%, 5/16/2027	112,000	127,418
Series MTN, 3.30%, 8/23/2029	535,000	611,767
Series MTN, 3.40%, 1/29/2028	131,000	151,505
Series MTN, 3.95%, 11/18/2025	579,000	672,063
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (b) (d)	207,000	214,233
Bank of Nova Scotia:
0.55%, 9/15/2023	100,000	100,057
1.30%, 6/11/2025	750,000	764,445
1.95%, 2/1/2023	254,000	262,110
2.00%, 11/15/2022	230,000	237,420
Security Description	Principal Amount	Value
2.20%, 2/3/2025	$475,000	$501,377
2.38%, 1/18/2023	106,000	110,444
2.70%, 3/7/2022	512,000	529,132
2.70%, 8/3/2026	312,000	341,796
3.40%, 2/11/2024	270,000	293,395
4.50%, 12/16/2025	226,000	261,188
Series BKNT, 2.45%, 9/19/2022	374,000	389,469
BankUnited, Inc.:
4.88%, 11/17/2025	140,000	158,488
5.13%, 6/11/2030 (b)	204,000	222,782
Barclays Bank PLC 1.70%, 5/12/2022	620,000	630,490
Barclays PLC:
3.68%, 1/10/2023	208,000	214,606
4.34%, 1/10/2028	381,000	424,331
4.38%, 9/11/2024	399,000	423,654
4.38%, 1/12/2026	1,033,000	1,160,069
4.84%, 5/9/2028	553,000	600,304
5.20%, 5/12/2026	230,000	255,298
5.25%, 8/17/2045 (b)	330,000	434,527
1 year CMT + 1.90%, 2.65%, 6/24/2031 (d)	200,000	199,770
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (d)	93,000	99,803
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (d)	710,000	742,724
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (d)	1,634,000	1,752,351
3 Month USD LIBOR + 2.45%, 2.85%, 5/7/2026 (d)	435,000	451,865
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (d)	280,000	316,176
BBVA USA:
2.50%, 8/27/2024	197,000	205,363
Series BKNT, 2.88%, 6/29/2022	345,000	355,474
Series BKNT, 3.88%, 4/10/2025	189,000	202,982
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	126,000	139,763
BPCE SA:
4.00%, 4/15/2024	289,000	320,426
Series MTN, 3.38%, 12/2/2026	216,000	242,281
Canadian Imperial Bank of Commerce:
0.95%, 6/23/2023	190,000	191,699
2.25%, 1/28/2025 (b)	127,000	133,872
2.55%, 6/16/2022	260,000	270,070
3.10%, 4/2/2024 (b)	270,000	291,470

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (d)	$317,000	$328,241
Series BKNT, 3.50%, 9/13/2023	185,000	201,186
Citibank NA Series BKNT, 3.65%, 1/23/2024	248,000	271,758
Citigroup, Inc.:
2.70%, 10/27/2022 (b)	322,000	335,650
2.75%, 4/25/2022	567,000	586,012
2.90%, 12/8/2021	1,171,000	1,202,933
3.20%, 10/21/2026	1,148,000	1,265,349
3.40%, 5/1/2026	384,000	426,716
3.70%, 1/12/2026	577,000	648,086
3.75%, 6/16/2024	128,000	141,076
3.88%, 3/26/2025	213,000	235,235
4.00%, 8/5/2024 (b)	247,000	271,332
4.13%, 7/25/2028	605,000	694,262
4.30%, 11/20/2026	227,000	259,640
4.40%, 6/10/2025	1,242,000	1,398,964
4.45%, 9/29/2027	800,500	928,516
4.50%, 1/14/2022	747,000	785,217
4.60%, 3/9/2026	854,000	975,499
4.65%, 7/30/2045	279,000	364,444
4.65%, 7/23/2048	131,000	171,911
4.75%, 5/18/2046	571,000	717,267
5.50%, 9/13/2025	678,000	802,169
5.88%, 2/22/2033	107,000	140,259
6.00%, 10/31/2033	278,000	376,729
6.13%, 8/25/2036	100,000	134,811
6.68%, 9/13/2043	101,000	153,397
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (d)	1,334,000	1,376,475
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (d)	620,000	668,744
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (d)	1,279,000	1,327,487
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (d)	260,000	289,094
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (d)	200,000	233,894
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (d)	445,000	512,862
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (d)	929,000	1,071,248
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (d)	1,319,000	1,480,063
Security Description	Principal Amount	Value
SOFR + 0.87%, 2.31%, 11/4/2022 (d)	$200,000	$203,700
SOFR + 1.15%, 2.67%, 1/29/2031 (d)	779,000	822,531
SOFR + 1.42%, 2.98%, 11/5/2030 (d)	397,000	428,502
SOFR + 1.67%, 1.68%, 5/15/2024 (d)	370,000	378,961
SOFR + 2.11%, 2.57%, 6/3/2031 (d)	500,000	525,090
SOFR + 2.75%, 3.11%, 4/8/2026 (d)	1,250,000	1,350,325
SOFR + 3.91%, 4.41%, 3/31/2031 (d)	50,000	59,875
Citizens Bank NA/Providence RI:
Series BKNT, 2.25%, 4/28/2025	200,000	212,806
Series BKNT, 3.70%, 3/29/2023	165,000	176,512
Series BKNT, 3.75%, 2/18/2026	263,000	300,614
Citizens Financial Group, Inc. 3.25%, 4/30/2030 (b)	141,000	155,589
Comerica Bank Series BKNT, 2.50%, 7/23/2024	150,000	159,204
Comerica, Inc. 4.00%, 2/1/2029	139,000	158,121
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	844,000	869,987
3.95%, 11/9/2022	341,000	362,708
5.25%, 8/4/2045	537,000	731,061
5.75%, 12/1/2043 (b)	510,000	730,335
Series BKNT, 3.75%, 7/21/2026	375,000	418,624
Series MTN, 3.38%, 5/21/2025	321,000	360,740
Series MTN, 5.25%, 5/24/2041	480,000	702,869
Credit Suisse AG:
1.00%, 5/5/2023	785,000	793,054
2.80%, 4/8/2022	825,000	854,312
2.95%, 4/9/2025	100,000	109,058
3.00%, 10/29/2021 (b)	721,000	741,267
Series MTN, 3.63%, 9/9/2024	257,000	284,363
Credit Suisse Group Funding Guernsey, Ltd.:
3.80%, 9/15/2022	492,000	520,841
3.80%, 6/9/2023	512,000	550,917
4.55%, 4/17/2026	353,000	411,633
4.88%, 5/15/2045 (b)	459,000	609,905
Deutsche Bank AG:
3.30%, 11/16/2022	512,000	528,886
3.70%, 5/30/2024 (b)	265,000	278,703
4.10%, 1/13/2026	200,000	213,826

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 10/14/2021	$952,000	$978,342
SOFR + 2.16%, 2.22%, 9/18/2024 (d)	150,000	151,175
SOFR + 2.58%, 3.96%, 11/26/2025 (d)	500,000	531,295
SOFR + 3.04%, 3.55%, 9/18/2031 (d)	180,000	182,255
Discover Bank:
Series BKNT, 2.70%, 2/6/2030	150,000	156,747
Series BKNT, 3.35%, 2/6/2023	307,000	324,834
Series BKNT, 3.45%, 7/27/2026	300,000	328,485
Series BKNT, 4.20%, 8/8/2023	410,000	448,704
Series BKNT, 4.65%, 9/13/2028	193,000	227,248
Fifth Third Bancorp:
1.63%, 5/5/2023	115,000	117,931
2.38%, 1/28/2025	100,000	105,891
2.55%, 5/5/2027	150,000	161,162
2.60%, 6/15/2022	205,000	211,822
3.50%, 3/15/2022	245,000	254,881
3.95%, 3/14/2028	254,000	295,577
4.30%, 1/16/2024	355,000	392,197
8.25%, 3/1/2038	247,000	406,873
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	211,000	240,899
Series BKNT, 3.95%, 7/28/2025	300,000	343,221
First Horizon National Corp.:
3.55%, 5/26/2023	100,000	105,082
4.00%, 5/26/2025	150,000	163,145
First Republic Bank:
Series BKNT, 4.38%, 8/1/2046	900,000	1,089,090
Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (d)	150,000	153,887
FNB Corp. 2.20%, 2/24/2023	35,000	35,252
Goldman Sachs Capital I 6.35%, 2/15/2034	232,000	318,336
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	953,000	955,192
2.60%, 2/7/2030 (b)	225,000	237,494
3.00%, 4/26/2022	360,000	365,206
3.20%, 2/23/2023	301,000	318,771
3.50%, 1/23/2025	735,000	804,906
3.50%, 4/1/2025	1,000,000	1,102,690
3.50%, 11/16/2026	1,239,000	1,370,235
3.63%, 1/22/2023	523,000	558,501
3.63%, 2/20/2024	775,000	842,022
3.75%, 5/22/2025	325,000	361,059
Security Description	Principal Amount	Value
3.75%, 2/25/2026	$407,000	$458,213
3.85%, 1/26/2027	794,000	892,845
4.00%, 3/3/2024	494,000	544,284
4.25%, 10/21/2025	468,000	531,189
4.75%, 10/21/2045	490,000	639,906
5.15%, 5/22/2045	491,000	643,470
5.75%, 1/24/2022	1,271,000	1,357,161
5.95%, 1/15/2027	300,000	370,764
6.25%, 2/1/2041	265,000	396,225
6.75%, 10/1/2037	1,746,000	2,519,897
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (d)	675,000	691,200
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (d)	487,000	505,121
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (d)	407,000	421,469
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (d)	483,000	549,693
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (d)	473,000	551,021
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (d)	235,000	273,418
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (d)	327,000	395,251
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (d)	842,000	943,941
Series MTN, 3.85%, 7/8/2024	808,000	885,124
Series MTN, 4.80%, 7/8/2044	654,000	855,700
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035	411,000	548,549
Series BKNT, 5.88%, 11/1/2034	200,000	273,684
HSBC Holdings PLC:
3.60%, 5/25/2023	727,000	774,364
4.25%, 3/14/2024	438,000	469,269
4.25%, 8/18/2025	782,000	848,814
4.38%, 11/23/2026	518,000	571,815
5.25%, 3/14/2044	564,000	713,488
6.10%, 1/14/2042	159,000	228,305
6.50%, 5/2/2036	576,000	773,856
6.50%, 9/15/2037	863,000	1,170,642
6.80%, 6/1/2038	685,000	959,425
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (d)	1,291,000	1,335,204

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.14%, 2.63%, 11/7/2025 (d)	$640,000	$664,141
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (d)	511,000	550,005
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (d)	575,000	641,711
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (d)	500,000	576,445
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (d)	776,000	858,217
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (d)	270,000	301,320
SOFR + 1.54%, 1.65%, 4/18/2026 (d)	225,000	224,156
SOFR + 1.73%, 2.01%, 9/22/2028 (d)	715,000	710,217
SOFR + 1.93%, 2.10%, 6/4/2026 (d)	685,000	694,898
SOFR + 1.95%, 2.36%, 8/18/2031 (d)	200,000	197,750
SOFR + 2.39%, 2.85%, 6/4/2031 (d)	595,000	615,284
Huntington Bancshares, Inc.:
2.55%, 2/4/2030 (b)	250,000	262,082
2.63%, 8/6/2024	249,000	265,195
Huntington National Bank:
Series BKNT, 2.50%, 8/7/2022	175,000	181,277
Series BKNT, 3.13%, 4/1/2022	240,000	249,158
Series BKNT, 3.55%, 10/6/2023	265,000	288,063
Industrial & Commercial Bank of China, Ltd.:
2.45%, 10/20/2021	265,000	268,943
2.96%, 11/8/2022	290,000	301,348
3.54%, 11/8/2027	35,000	38,889
ING Groep NV:
3.15%, 3/29/2022	341,000	353,740
3.55%, 4/9/2024	276,000	300,581
3.95%, 3/29/2027	361,000	414,403
4.05%, 4/9/2029 (b)	186,000	218,420
4.10%, 10/2/2023	561,000	615,019
4.55%, 10/2/2028	264,000	319,593
Intesa Sanpaolo SpA 5.25%, 1/12/2024 (b)	120,000	133,015
JPMorgan Chase & Co.:
2.70%, 5/18/2023	328,000	345,997
2.95%, 10/1/2026	1,108,000	1,217,947
2.97%, 1/15/2023	387,000	399,396
3.13%, 1/23/2025	445,000	485,054
Security Description	Principal Amount	Value
3.20%, 1/25/2023	$774,000	$822,127
3.20%, 6/15/2026	1,237,000	1,372,142
3.25%, 9/23/2022	861,000	909,982
3.30%, 4/1/2026	766,000	851,057
3.63%, 5/13/2024 (b)	384,000	423,510
3.63%, 12/1/2027	470,000	524,722
3.88%, 9/10/2024	911,000	1,009,233
3.90%, 7/15/2025	524,000	592,523
4.13%, 12/15/2026	246,000	285,724
4.25%, 10/1/2027	139,000	161,725
4.95%, 6/1/2045	265,000	357,986
5.40%, 1/6/2042	515,000	740,045
5.63%, 8/16/2043	375,000	543,551
6.40%, 5/15/2038	618,000	942,129
7.63%, 10/15/2026	1,000,000	1,339,890
8.75%, 9/1/2030	128,000	188,113
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (d)	866,000	899,670
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (d)	568,000	608,601
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (d)	864,000	936,559
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (d)	612,000	633,096
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (d)	503,000	565,769
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (d)	662,000	727,677
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (d)	514,000	552,858
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (d)	395,000	453,547
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (d)	423,000	509,051
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (d)	421,000	479,805
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (d)	945,000	1,116,310
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (d)	31,000	37,302
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (d)	307,000	347,631

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (d)	$514,000	$606,242
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	206,000	231,124
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (d)	688,000	832,198
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	985,000	1,232,530
SOFR + 0.06%, 0.65%, 9/16/2024 (b) (d)	335,000	335,188
SOFR + 1.46%, 1.51%, 6/1/2024 (d)	750,000	765,547
SOFR + 1.51%, 2.74%, 10/15/2030 (d)	1,006,000	1,083,673
SOFR + 1.79%, 4.49%, 3/24/2031 (d)	1,500,000	1,830,480
SOFR + 1.89%, 2.18%, 6/1/2028 (d)	750,000	783,255
SOFR + 2.04%, 2.52%, 4/22/2031 (d)	262,000	278,561
SOFR + 2.44%, 3.11%, 4/22/2051 (d)	95,000	101,411
SOFR + 2.46%, 3.11%, 4/22/2041 (d)	1,000,000	1,087,150
SOFR + 2.52%, 2.96%, 5/13/2031 (d)	245,000	262,623
SOFR + 1.16%, 2.30%, 10/15/2025 (d)	606,000	637,518
KeyBank NA:
Series BKNT, 2.40%, 6/9/2022	132,000	136,272
Series BKNT, 2.50%, 11/22/2021	108,000	110,596
Series BKNT, 3.38%, 3/7/2023	100,000	106,705
Series BKNT, 3.90%, 4/13/2029	185,000	210,504
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	700,000	741,566
Series MTN, 2.55%, 10/1/2029 (b)	218,000	231,407
Series MTN, 4.10%, 4/30/2028	225,000	264,141
Series MTN, 4.15%, 10/29/2025	175,000	201,490
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	495,000	528,833
2.25%, 10/1/2021	400,000	408,140
Series GMTN, 1.75%, 7/27/2026 (b)	200,000	213,842
Security Description	Principal Amount	Value
Lloyds Banking Group PLC:
3.00%, 1/11/2022	$336,000	$345,801
3.75%, 1/11/2027 (b)	217,000	240,727
3.90%, 3/12/2024	413,000	448,423
4.05%, 8/16/2023	278,000	301,171
4.34%, 1/9/2048	425,000	498,895
4.38%, 3/22/2028	335,000	388,419
4.45%, 5/8/2025	108,000	122,010
4.50%, 11/4/2024	195,000	212,256
4.58%, 12/10/2025	707,000	775,494
4.65%, 3/24/2026	200,000	221,512
1 year CMT + 1.00%, 2.44%, 2/5/2026 (d)	200,000	207,092
1 year CMT + 3.50%, 3.87%, 7/9/2025 (d)	1,000,000	1,089,090
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (d)	478,000	523,874
Series ., 3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (d)	1,088,000	1,128,941
M&T Bank Corp. 3.55%, 7/26/2023 (b)	143,000	155,068
Manufacturers & Traders Trust Co. Series BKNT, 2.50%, 5/18/2022	177,000	182,818
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	250,000	253,387
2.05%, 7/17/2030	230,000	232,249
2.19%, 2/25/2025	775,000	811,464
2.56%, 2/25/2030	656,000	689,384
2.62%, 7/18/2022	1,014,000	1,050,687
2.67%, 7/25/2022	315,000	326,428
2.76%, 9/13/2026	168,000	182,213
2.80%, 7/18/2024	205,000	218,788
3.00%, 2/22/2022	266,000	274,831
3.20%, 7/18/2029	360,000	396,644
3.22%, 3/7/2022	278,000	288,458
3.29%, 7/25/2027 (b)	225,000	248,762
3.46%, 3/2/2023	225,000	239,890
3.68%, 2/22/2027 (b)	200,000	226,892
3.74%, 3/7/2029	383,000	438,604
3.75%, 7/18/2039	400,000	461,244
3.76%, 7/26/2023	210,000	227,424
3.78%, 3/2/2025	318,000	355,018
3.85%, 3/1/2026	99,000	112,996
4.05%, 9/11/2028 (b)	224,000	262,308
4.15%, 3/7/2039	148,000	177,736
4.29%, 7/26/2038	155,000	190,416
1 year CMT + 0.68%, 0.85%, 9/15/2024 (d)	250,000	250,300
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	449,000	464,190
3.17%, 9/11/2027	171,000	186,556

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 3/5/2023	$267,000	$284,836
3.66%, 2/28/2027	100,000	111,674
4.02%, 3/5/2028	210,000	241,116
3 Month USD LIBOR + 0.61%, 0.85%, 9/8/2024 (d)	215,000	214,564
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (d)	200,000	208,120
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (d)	275,000	284,430
3 Month USD LIBOR + 0.98%, 2.84%, 7/16/2025 (d)	222,000	235,553
3 Month USD LIBOR + 0.99%, 1.24%, 7/10/2024 (d)	250,000	252,015
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (d)	175,000	190,293
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (d)	300,000	314,388
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (d)	200,000	218,508
3 Month USD LIBOR + 1.27%, 1.98%, 9/8/2031 (d)	200,000	199,002
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (b) (d)	351,000	407,897
3 Month USD LIBOR + 1.31%, 2.87%, 9/13/2030 (d)	340,000	364,283
3 Month USD LIBOR + 1.51%, 2.20%, 7/10/2031 (d)	200,000	202,508
Morgan Stanley:
2.75%, 5/19/2022	593,000	614,496
3.95%, 4/23/2027	632,000	715,070
4.30%, 1/27/2045	448,000	567,737
4.38%, 1/22/2047	129,000	167,452
4.88%, 11/1/2022	806,000	872,979
5.00%, 11/24/2025	497,000	583,652
6.38%, 7/24/2042	675,000	1,053,715
7.25%, 4/1/2032	500,000	756,375
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (d)	402,000	431,909
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (d)	549,000	616,209
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (d)	265,000	331,202
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (d)	$456,000	$539,516
Series F, 3.88%, 4/29/2024	856,000	944,801
Series GMTN, 3.13%, 1/23/2023	1,437,000	1,518,162
Series GMTN, 3.70%, 10/23/2024	609,000	675,765
Series GMTN, 3.75%, 2/25/2023	292,000	313,436
Series GMTN, 3.88%, 1/27/2026	668,000	760,338
Series GMTN, 4.00%, 7/23/2025	665,000	752,873
Series GMTN, 4.35%, 9/8/2026	559,000	644,946
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (d)	1,041,000	1,185,751
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (d)	215,000	256,815
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (d)	830,000	886,656
Series MTN, 2.63%, 11/17/2021	798,000	817,934
Series MTN, 3.13%, 7/27/2026	951,000	1,050,865
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (d)	310,000	329,651
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (d)	1,965,000	2,254,837
MUFG Americas Holdings Corp. 3.00%, 2/10/2025	150,000	162,303
MUFG Union Bank NA Series BKNT, 3.15%, 4/1/2022	548,000	568,813
National Australia Bank, Ltd.:
1.88%, 12/13/2022	240,000	247,745
2.80%, 1/10/2022	169,000	174,271
2.88%, 4/12/2023	278,000	294,661
3.00%, 1/20/2023	206,000	217,839
3.70%, 11/4/2021	278,000	288,292
Series GMTN, 2.50%, 5/22/2022	249,000	257,715
National Bank of Canada:
1 year CMT + 0.77%, 0.90%, 8/15/2023 (d)	250,000	250,812
Series MTN, 2.10%, 2/1/2023	400,000	413,448
Natwest Group PLC:
3.88%, 9/12/2023	798,000	855,839

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
1 year CMT + 2.15%, 2.36%, 5/22/2024 (b) (d)	$210,000	$215,554
1 year CMT + 2.55%, 3.07%, 5/22/2028 (d)	340,000	358,741
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (d)	497,000	514,703
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (b) (d)	341,000	392,389
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (d)	591,000	704,998
5 year CMT + 2.10%, 3.75%, 11/1/2029 (d)	427,000	441,287
Northern Trust Corp.:
1.95%, 5/1/2030	353,000	366,259
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (d)	947,000	1,034,067
PNC Bank NA:
3.80%, 7/25/2023	163,000	177,549
3 Month USD LIBOR + 0.00%, 1.74%, 2/24/2023 (d)	500,000	508,750
Series BKNT, 2.55%, 12/9/2021	184,000	188,574
Series BKNT, 2.63%, 2/17/2022	203,000	208,917
Series BKNT, 2.70%, 11/1/2022	236,000	246,641
Series BKNT, 2.70%, 10/22/2029	576,000	620,652
Series BKNT, 2.95%, 2/23/2025	166,000	181,352
Series BKNT, 3.10%, 10/25/2027	245,000	273,231
Series BKNT, 3.25%, 1/22/2028	161,000	181,244
Series BKNT, 4.05%, 7/26/2028	498,000	582,655
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	100,000	105,907
2.55%, 1/22/2030 (b)	200,000	217,080
3.15%, 5/19/2027 (b)	203,000	225,683
3.45%, 4/23/2029 (b)	396,000	455,511
3.50%, 1/23/2024	647,000	705,185
3.90%, 4/29/2024	258,000	285,044
Regions Bank Series BKNT, 6.45%, 6/26/2037	250,000	346,185
Regions Financial Corp.:
2.25%, 5/18/2025 (b)	100,000	105,547
2.75%, 8/14/2022	216,000	224,476
3.80%, 8/14/2023	286,000	310,422
Security Description	Principal Amount	Value
Royal Bank of Canada:
Series GMTN, 1.95%, 1/17/2023	$220,000	$227,403
Series GMTN, 2.25%, 11/1/2024	270,000	286,235
Series GMTN, 2.55%, 7/16/2024 (b)	150,000	160,361
Series GMTN, 2.80%, 4/29/2022 (b)	372,000	386,169
Series GMTN, 3.70%, 10/5/2023	614,000	670,525
Series MTN, 1.15%, 6/10/2025	705,000	714,969
Royal Bank of Scotland Group PLC:
4.80%, 4/5/2026	314,000	363,398
5.13%, 5/28/2024	646,000	706,879
6.00%, 12/19/2023	929,000	1,042,691
Santander Holdings USA, Inc.:
3.45%, 6/2/2025	432,000	461,756
3.70%, 3/28/2022	474,000	491,164
4.50%, 7/17/2025	132,000	146,443
3.50%, 6/7/2024	250,000	267,447
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	247,000	254,657
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (d)	177,000	195,530
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (d)	247,000	272,357
1 year CMT + 1.25%, 1.53%, 8/21/2026 (d)	250,000	246,160
Santander UK PLC:
2.10%, 1/13/2023	450,000	464,845
2.88%, 6/18/2024	272,000	290,414
4.00%, 3/13/2024	338,000	373,020
Sumitomo Mitsui Banking Corp.:
3.20%, 7/18/2022	189,000	197,972
3.95%, 7/19/2023 (b)	328,000	357,461
3.95%, 1/10/2024	300,000	329,070
Series GMTN, 3.65%, 7/23/2025	150,000	167,876
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	840,000	855,590
2.13%, 7/8/2030	600,000	609,384
2.14%, 9/23/2030	750,000	742,065
2.35%, 1/15/2025	290,000	305,315
2.45%, 9/27/2024	214,000	226,138
2.63%, 7/14/2026	339,000	365,910
2.70%, 7/16/2024	506,000	538,414
2.72%, 9/27/2029	195,000	207,221
2.75%, 1/15/2030	300,000	320,646

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.78%, 7/12/2022	$334,000	$346,879
2.85%, 1/11/2022	158,000	162,554
3.01%, 10/19/2026	108,000	118,983
3.04%, 7/16/2029	552,000	600,195
3.10%, 1/17/2023	380,000	400,862
3.20%, 9/17/2029	275,000	297,932
3.36%, 7/12/2027	139,000	155,095
3.45%, 1/11/2027 (b)	408,000	454,369
3.54%, 1/17/2028	224,000	251,500
3.75%, 7/19/2023 (b)	125,000	135,446
3.78%, 3/9/2026 (b)	594,000	675,265
SVB Financial Group 3.13%, 6/5/2030	150,000	167,195
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	435,000	480,401
Synovus Financial Corp. 3.13%, 11/1/2022	176,000	181,565
Toronto-Dominion Bank:
Series GMTN, 3.25%, 3/11/2024	344,000	373,587
Series MTN, 0.45%, 9/11/2023	500,000	499,450
Series MTN, 0.75%, 6/12/2023	480,000	482,914
Series MTN, 0.75%, 9/11/2025 (b)	500,000	499,300
Series MTN, 1.15%, 6/12/2025 (b)	500,000	507,765
Series MTN, 1.90%, 12/1/2022	350,000	361,259
Series MTN, 2.65%, 6/12/2024	760,000	813,610
Truist Bank:
Series BKNT, 1.50%, 3/10/2025	250,000	257,715
Series BKNT, 2.15%, 12/6/2024	250,000	264,522
Series BKNT, 2.45%, 8/1/2022	174,000	180,247
Series BKNT, 2.75%, 5/1/2023	255,000	268,936
Series BKNT, 2.80%, 5/17/2022	350,000	363,195
Series BKNT, 3.00%, 2/2/2023	414,000	437,101
Series BKNT, 3.30%, 5/15/2026	206,000	231,105
Series BKNT, 3.63%, 9/16/2025	268,000	302,467
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (d)	150,000	162,798
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (d)	320,000	331,187
Security Description	Principal Amount	Value
Series BNKT, 3.20%, 4/1/2024	$206,000	$223,065
Truist Financial Corp.:
2.70%, 1/27/2022	561,000	577,325
4.00%, 5/1/2025	215,000	244,470
Series MTN, 1.13%, 8/3/2027	250,000	249,332
Series MTN, 1.20%, 8/5/2025 (b)	240,000	244,855
Series MTN, 1.95%, 6/5/2030 (b)	135,000	139,620
Series MTN, 2.20%, 3/16/2023	234,000	243,131
Series MTN, 2.50%, 8/1/2024	186,000	198,109
Series MTN, 2.85%, 10/26/2024	198,000	214,899
Series MTN, 3.05%, 6/20/2022	562,000	585,981
Series MTN, 3.70%, 6/5/2025	390,000	442,049
Series MTN, 3.75%, 12/6/2023	149,000	163,259
Series MTN, 3.88%, 3/19/2029	253,000	290,067
Series MTN, 3.95%, 3/22/2022	235,000	245,979
US Bancorp:
1.45%, 5/12/2025	250,000	258,417
2.40%, 7/30/2024	238,000	253,418
3.38%, 2/5/2024 (b)	263,000	286,278
Series DMTN, 3.00%, 7/30/2029	193,000	214,444
Series MTN, 1.38%, 7/22/2030	1,000,000	992,870
Series MTN, 2.95%, 7/15/2022	422,000	440,450
Series MTN, 3.00%, 3/15/2022	100,000	103,667
Series MTN, 3.10%, 4/27/2026 (b)	218,000	242,462
Series MTN, 3.70%, 1/30/2024	268,000	294,990
Series V, 2.38%, 7/22/2026	410,000	447,589
Series V, 2.63%, 1/24/2022	437,000	449,197
Series X, 3.15%, 4/27/2027 (b)	238,000	268,428
US Bank NA:
Series BKNT, 1.80%, 1/21/2022 (b)	295,000	300,334
Series BKNT, 2.65%, 5/23/2022	770,000	798,043
Series BKNT, 2.85%, 1/23/2023	249,000	262,668
Series BKNT, 3.40%, 7/24/2023	750,000	810,210

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Wachovia Corp. 7.57%, 8/1/2026 (b) (d) (e)	$643,000	$834,022
Webster Financial Corp. 4.10%, 3/25/2029	272,000	295,800
Wells Fargo & Co.:
3.00%, 4/22/2026	659,000	718,172
3.00%, 10/23/2026	396,000	432,844
3.07%, 1/24/2023	1,475,000	1,521,566
3.90%, 5/1/2045	505,000	589,557
4.48%, 1/16/2024	422,000	467,032
5.38%, 11/2/2043	731,000	965,125
5.61%, 1/15/2044	685,000	921,866
5.95%, 12/1/2086	405,000	528,557
SOFR + 2.00%, 2.19%, 4/30/2026 (d)	407,000	424,289
SOFR + 2.53%, 3.07%, 4/30/2041 (d)	415,000	432,675
Series GMTN, 4.30%, 7/22/2027	714,000	818,315
Series GMTN, 4.90%, 11/17/2045	765,000	966,172
Series M, 3.45%, 2/13/2023	286,000	303,186
Series MTN, 2.63%, 7/22/2022	548,000	568,309
Series MTN, 3.00%, 2/19/2025	428,000	462,612
Series MTN, 3.30%, 9/9/2024 (b)	690,000	751,624
Series MTN, 3.50%, 3/8/2022	825,000	860,615
Series MTN, 4.10%, 6/3/2026	1,342,000	1,510,542
Series MTN, 4.40%, 6/14/2046	329,000	390,599
Series MTN, 4.65%, 11/4/2044	339,000	412,655
Series MTN, 4.75%, 12/7/2046	775,000	963,240
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (d)	810,000	841,144
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (d)	956,000	1,001,974
Series MTN, 3 Month USD LIBOR + 1.00%, 2.57%, 2/11/2031 (d)	625,000	654,437
Series MTN, 3 Month USD LIBOR + 1.17%, 2.88%, 10/30/2030 (d)	670,000	717,965
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (d)	796,000	868,651
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (d)	507,000	566,466
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 3.77%, 4.48%, 4/4/2031 (d)	$400,000	$483,840
Series MTN, 3 Month USD LIBOR + 4.24%, 5.01%, 4/4/2051 (d)	800,000	1,097,120
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (d)	981,000	999,296
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (d)	1,210,000	1,262,078
Wells Fargo Bank NA:
5.95%, 8/26/2036	265,000	358,121
Series BKNT, 3.55%, 8/14/2023	632,000	684,172
Series BKNT, 5.85%, 2/1/2037	166,000	223,517
Series BKNT, 6.60%, 1/15/2038	500,000	728,550
Westpac Banking Corp.:
2.00%, 1/13/2023	298,000	308,272
2.35%, 2/19/2025	801,000	854,170
2.65%, 1/16/2030 (b)	221,000	243,929
2.70%, 8/19/2026 (b)	419,000	460,628
2.75%, 1/11/2023	703,000	739,619
2.80%, 1/11/2022	449,000	463,269
3.30%, 2/26/2024	262,000	284,613
3.35%, 3/8/2027	382,000	438,345
3.65%, 5/15/2023	180,000	194,884
5 year CMT + 2.00%, 4.11%, 7/24/2034 (b) (d)	555,000	624,514
Wintrust Financial Corp. 4.85%, 6/6/2029	280,000	301,633
Zions Bancorp NA 3.25%, 10/29/2029	112,000	111,555
		294,774,413
BEVERAGES — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	655,000	788,417
4.90%, 2/1/2046	1,999,000	2,461,549
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026	110,000	123,036
4.70%, 2/1/2036	50,000	59,287
4.90%, 2/1/2046	307,000	375,222
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	640,000	682,752
4.00%, 4/13/2028	313,000	361,866
4.15%, 1/23/2025	1,635,000	1,847,517
4.35%, 6/1/2040	850,000	989,128
4.38%, 4/15/2038	150,000	173,625
4.44%, 10/6/2048	799,000	931,306

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 6/1/2050	$560,000	$671,658
4.60%, 4/15/2048	229,000	273,811
4.60%, 6/1/2060	189,000	228,575
4.75%, 1/23/2029	1,001,000	1,220,679
4.90%, 1/23/2031	1,344,000	1,684,583
4.95%, 1/15/2042	295,000	362,101
5.45%, 1/23/2039	259,000	334,993
5.55%, 1/23/2049	1,229,000	1,653,939
8.20%, 1/15/2039	320,000	517,133
Brown-Forman Corp.:
3.50%, 4/15/2025	60,000	66,654
4.00%, 4/15/2038	210,000	251,605
4.50%, 7/15/2045	40,000	52,582
Coca-Cola Co 1.45%, 6/1/2027	100,000	102,952
Coca-Cola Co.:
1.00%, 3/15/2028	145,000	144,891
1.38%, 3/15/2031	500,000	498,390
1.65%, 6/1/2030	170,000	175,870
1.75%, 9/6/2024	177,000	185,142
2.25%, 9/1/2026 (b)	205,000	222,095
2.50%, 6/1/2040	115,000	120,622
2.50%, 3/15/2051	165,000	164,865
2.55%, 6/1/2026	324,000	355,574
2.60%, 6/1/2050 (b)	614,000	623,363
2.75%, 6/1/2060	265,000	269,537
2.88%, 10/27/2025	101,000	111,999
2.90%, 5/25/2027 (b)	174,000	194,600
3.20%, 11/1/2023	285,000	309,866
3.38%, 3/25/2027	700,000	803,635
3.45%, 3/25/2030	691,000	817,025
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032 (b)	180,000	180,509
2.75%, 1/22/2030	625,000	673,056
5.25%, 11/26/2043	399,000	544,527
Constellation Brands, Inc.:
2.70%, 5/9/2022 (b)	301,000	310,822
3.15%, 8/1/2029	550,000	601,645
3.60%, 2/15/2028	342,000	385,212
4.10%, 2/15/2048	100,000	115,438
4.25%, 5/1/2023	197,000	214,685
4.40%, 11/15/2025	122,000	141,993
4.50%, 5/9/2047	436,000	527,708
4.65%, 11/15/2028	250,000	300,650
4.75%, 11/15/2024	270,000	310,840
5.25%, 11/15/2048	189,000	254,290
Diageo Capital PLC:
1.38%, 9/29/2025	200,000	205,234
2.00%, 4/29/2030	200,000	205,986
2.13%, 4/29/2032	200,000	208,792
2.63%, 4/29/2023	239,000	250,670
3.50%, 9/18/2023	33,000	35,709
3.88%, 5/18/2028	255,000	298,868
3.88%, 4/29/2043	141,000	168,422
Security Description	Principal Amount	Value
Diageo Captial PLC:
2.13%, 10/24/2024	$200,000	$210,930
2.38%, 10/24/2029	103,000	109,599
Diageo Investment Corp.:
4.25%, 5/11/2042	103,000	125,925
7.45%, 4/15/2035	221,000	366,453
Fomento Economico Mexicano SAB de CV:
2.88%, 5/10/2023	636,000	661,720
3.50%, 1/16/2050	674,000	712,917
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	272,000	295,063
3.43%, 6/15/2027	186,000	207,621
3.80%, 5/1/2050	175,000	200,879
4.06%, 5/25/2023	330,000	358,707
4.42%, 5/25/2025	214,000	246,729
4.42%, 12/15/2046	350,000	429,030
4.50%, 11/15/2045	433,000	536,483
4.60%, 5/25/2028	227,000	273,120
4.99%, 5/25/2038	151,000	195,942
5.09%, 5/25/2048	163,000	218,979
Molson Coors Brewing Co.:
3.00%, 7/15/2026 (b)	415,000	442,602
4.20%, 7/15/2046	443,000	467,183
5.00%, 5/1/2042	263,000	297,435
PepsiCo, Inc.:
0.75%, 5/1/2023	277,000	279,870
1.63%, 5/1/2030	181,000	185,737
1.70%, 10/6/2021	330,000	334,402
2.25%, 3/19/2025	474,000	508,019
2.75%, 3/5/2022	395,000	408,675
2.75%, 3/1/2023	193,000	204,001
2.75%, 4/30/2025 (b)	298,000	325,401
2.75%, 3/19/2030	750,000	840,097
2.88%, 10/15/2049	172,000	184,666
3.00%, 10/15/2027	265,000	298,695
3.10%, 7/17/2022	425,000	444,405
3.38%, 7/29/2049	150,000	172,983
3.45%, 10/6/2046	855,000	989,910
3.60%, 3/1/2024	117,000	128,448
3.60%, 8/13/2042	270,000	320,690
3.63%, 3/19/2050	600,000	729,252
3.88%, 3/19/2060	300,000	380,151
4.00%, 3/5/2042	500,000	630,065
4.45%, 4/14/2046	380,000	502,428
4.60%, 7/17/2045	160,000	219,000
		41,591,712
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
2.20%, 2/21/2027	285,000	301,735
2.25%, 8/19/2023 (b)	255,000	267,018
2.45%, 2/21/2030	200,000	212,014
2.60%, 8/19/2026	217,000	235,714
2.65%, 5/11/2022	255,000	263,614
2.77%, 9/1/2053 (c)	1,013,000	983,998

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 5/1/2025	$272,000	$298,262
3.15%, 2/21/2040	400,000	426,348
3.38%, 2/21/2050	695,000	750,079
3.63%, 5/15/2022	660,000	688,433
3.63%, 5/22/2024	240,000	263,592
3.88%, 11/15/2021	323,143	332,582
4.40%, 5/1/2045	463,000	572,157
4.56%, 6/15/2048	320,000	409,363
4.66%, 6/15/2051	503,000	657,179
4.95%, 10/1/2041	302,000	401,895
5.15%, 11/15/2041	280,000	375,514
Baxalta, Inc.:
4.00%, 6/23/2025	139,000	157,950
5.25%, 6/23/2045	122,000	168,913
Biogen, Inc.:
2.25%, 5/1/2030	110,000	112,486
3.15%, 5/1/2050	175,000	172,293
4.05%, 9/15/2025	590,000	672,016
5.20%, 9/15/2045	533,000	702,840
Gilead Sciences, Inc.:
0.75%, 9/29/2023 (b)	235,000	235,684
1.20%, 10/1/2027	235,000	236,274
1.65%, 10/1/2030 (b)	195,000	195,105
2.60%, 10/1/2040	500,000	497,965
2.80%, 10/1/2050	500,000	496,425
3.50%, 2/1/2025 (b)	264,000	291,918
3.65%, 3/1/2026	982,000	1,108,236
3.70%, 4/1/2024	618,000	676,809
4.40%, 12/1/2021	302,000	312,917
4.50%, 2/1/2045	517,000	648,483
4.60%, 9/1/2035	244,000	313,484
4.75%, 3/1/2046	1,103,000	1,433,205
4.80%, 4/1/2044	245,000	317,721
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	140,000	137,047
2.80%, 9/15/2050	125,000	117,167
Royalty Pharma PLC:
0.75%, 9/2/2023 (c)	135,000	134,752
1.20%, 9/2/2025 (c)	180,000	179,710
1.75%, 9/2/2027 (c)	115,000	115,244
2.20%, 9/2/2030 (b) (c)	105,000	104,846
3.30%, 9/2/2040 (c)	160,000	158,576
3.55%, 9/2/2050 (c)	160,000	155,069
		17,292,632
BUILDING MATERIALS — 0.1%
Carrier Global Corp.:
1.92%, 2/15/2023 (c)	330,000	339,445
2.24%, 2/15/2025 (c)	630,000	656,945
2.49%, 2/15/2027 (c)	165,000	172,834
2.72%, 2/15/2030 (c)	235,000	245,681
3.38%, 4/5/2040 (c)	185,000	193,736
3.58%, 4/5/2050 (c)	430,000	455,305
Security Description	Principal Amount	Value
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	$350,000	$382,508
Johnson Controls International PLC:
3.90%, 2/14/2026	99,000	112,694
4.50%, 2/15/2047	244,000	304,746
4.63%, 7/2/2044	289,000	358,883
5.13%, 9/14/2045	21,000	27,689
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030	85,000	85,764
Lennox International, Inc.:
1.35%, 8/1/2025	135,000	136,023
1.70%, 8/1/2027	100,000	100,014
3.00%, 11/15/2023	25,000	26,266
Martin Marietta Materials, Inc.:
3.50%, 12/15/2027	238,000	267,243
4.25%, 7/2/2024	130,000	144,013
Series CB, 2.50%, 3/15/2030	347,000	361,976
Masco Corp.:
2.00%, 10/1/2030	125,000	125,497
3.50%, 11/15/2027	30,000	33,401
4.38%, 4/1/2026	110,000	127,729
4.50%, 5/15/2047	275,000	325,391
5.95%, 3/15/2022	120,000	128,764
Owens Corning:
3.40%, 8/15/2026	86,000	92,781
3.88%, 6/1/2030 (b)	200,000	226,296
3.95%, 8/15/2029	155,000	175,555
4.30%, 7/15/2047	94,000	103,861
4.40%, 1/30/2048	365,000	410,139
Vulcan Materials Co.:
3.50%, 6/1/2030	200,000	224,980
3.90%, 4/1/2027	64,000	72,482
4.50%, 4/1/2025	135,000	154,404
4.50%, 6/15/2047	312,000	367,776
		6,940,821
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	130,000	134,762
1.85%, 5/15/2027	110,000	115,554
2.05%, 5/15/2030 (b)	270,000	284,680
2.70%, 5/15/2040	200,000	213,290
2.75%, 2/3/2023	100,000	105,115
2.80%, 5/15/2050	145,000	153,281
3.00%, 11/3/2021	120,000	123,318
3.35%, 7/31/2024	116,000	126,790
Cabot Corp.:
3.70%, 7/15/2022	100,000	103,917
4.00%, 7/1/2029	100,000	106,100

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Celanese US Holdings LLC 4.63%, 11/15/2022	$106,000	$114,218
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	500,000	493,085
3.60%, 11/15/2050	500,000	505,285
4.38%, 11/15/2042	160,000	180,090
4.63%, 10/1/2044	240,000	279,982
4.80%, 11/30/2028	81,000	97,882
4.80%, 5/15/2049 (b)	500,000	596,345
5.25%, 11/15/2041	400,000	489,160
7.38%, 11/1/2029	313,000	441,693
9.40%, 5/15/2039	84,000	142,740
DowDuPont, Inc.:
4.21%, 11/15/2023	580,000	637,107
4.49%, 11/15/2025	367,000	422,523
4.73%, 11/15/2028	333,000	399,394
5.32%, 11/15/2038	326,000	413,495
5.42%, 11/15/2048	500,000	667,780
DuPont de Nemours, Inc. 2.17%, 5/1/2023	600,000	605,664
Eastman Chemical Co.:
3.50%, 12/1/2021	213,000	219,729
3.60%, 8/15/2022 (b)	149,000	156,307
4.65%, 10/15/2044	277,000	325,489
4.80%, 9/1/2042	102,000	120,155
Ecolab, Inc.:
1.30%, 1/30/2031 (b)	195,000	190,874
2.13%, 8/15/2050 (b)	250,000	228,580
2.38%, 8/10/2022	163,000	168,938
2.70%, 11/1/2026 (b)	178,000	198,780
3.25%, 12/1/2027 (b)	153,000	173,130
4.80%, 3/24/2030 (b)	200,000	254,384
5.50%, 12/8/2041	128,000	183,279
EI du Pont de Nemours & Co. 2.30%, 7/15/2030	230,000	244,179
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	105,000	109,076
FMC Corp.:
3.20%, 10/1/2026	170,000	187,831
3.45%, 10/1/2029	150,000	167,792
4.50%, 10/1/2049	155,000	192,701
Huntsman International LLC 4.50%, 5/1/2029	125,000	141,066
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	505,000	578,674
Linde, Inc.:
2.00%, 8/10/2050	65,000	58,703
2.45%, 2/15/2022 (b)	207,000	211,788
3.20%, 1/30/2026	258,000	289,788
Lubrizol Corp. 6.50%, 10/1/2034	70,000	109,937
LYB International Finance B.V.:
4.00%, 7/15/2023	735,000	795,843
4.88%, 3/15/2044	125,000	148,939
Security Description	Principal Amount	Value
LYB International Finance III LLC 4.20%, 10/15/2049	$200,000	$220,944
LyondellBasell Industries NV:
4.63%, 2/26/2055	188,000	216,373
5.75%, 4/15/2024	206,000	236,430
Mosaic Co.:
3.25%, 11/15/2022	210,000	219,204
4.05%, 11/15/2027 (b)	116,000	129,153
4.25%, 11/15/2023	191,000	207,193
4.88%, 11/15/2041	280,000	294,263
Nutrien, Ltd.:
1.90%, 5/13/2023	70,000	72,266
2.95%, 5/13/2030	200,000	218,582
3.00%, 4/1/2025	110,000	119,049
3.15%, 10/1/2022	300,000	313,086
3.63%, 3/15/2024	140,000	152,482
3.95%, 5/13/2050	200,000	227,562
4.00%, 12/15/2026 (b)	188,000	216,929
4.13%, 3/15/2035	160,000	184,595
4.90%, 6/1/2043	220,000	268,165
5.00%, 4/1/2049	165,000	216,820
5.63%, 12/1/2040	200,000	256,032
5.88%, 12/1/2036	260,000	333,401
6.13%, 1/15/2041	268,000	360,109
PPG Industries, Inc.:
2.40%, 8/15/2024	168,000	178,875
2.55%, 6/15/2030	100,000	106,493
2.80%, 8/15/2029	140,000	152,251
3.20%, 3/15/2023	100,000	106,218
Praxair, Inc.:
1.10%, 8/10/2030 (b)	100,000	97,151
3.55%, 11/7/2042	326,000	388,599
Rohm & Haas Co. 7.85%, 7/15/2029	244,000	343,701
RPM International, Inc.:
3.75%, 3/15/2027 (b)	281,000	308,844
4.25%, 1/15/2048	400,000	424,612
5.25%, 6/1/2045	285,000	339,555
Sherwin-Williams Co.:
2.30%, 5/15/2030 (b)	120,000	125,284
2.95%, 8/15/2029	406,000	446,701
3.30%, 5/15/2050	200,000	212,572
3.45%, 8/1/2025	95,000	105,256
3.45%, 6/1/2027	416,000	467,971
3.80%, 8/15/2049	400,000	456,896
4.00%, 12/15/2042	108,000	119,650
Syngenta Finance NV 3.13%, 3/28/2022	634,000	645,945
Westlake Chemical Corp.:
3.60%, 8/15/2026	185,000	203,161
4.38%, 11/15/2047	262,000	277,259
		23,378,844

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.3%
American University Series 2019, 3.67%, 4/1/2049	$124,000	$137,708
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	270,000	265,793
3.38%, 9/15/2025	126,000	142,076
Block Financial LLC:
3.88%, 8/15/2030	424,000	428,066
5.25%, 10/1/2025	100,000	112,066
5.50%, 11/1/2022	100,000	106,808
California Institute of Technology 3.65%, 9/1/2119	105,000	114,559
Cintas Corp. No. 2:
2.90%, 4/1/2022	57,000	58,894
3.25%, 6/1/2022	145,000	150,398
Duke University:
Series 2020, 2.68%, 10/1/2044	76,000	79,543
Series 2020, 2.83%, 10/1/2055	210,000	221,105
Emory University:
Series 2020, 2.14%, 9/1/2030	65,000	68,321
Series 2020, 2.97%, 9/1/2050 (b)	67,000	73,388
Equifax, Inc.:
2.60%, 12/15/2025	429,000	459,442
3.95%, 6/15/2023	150,000	162,474
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	25,000	25,862
Series 2020, 2.82%, 6/1/2070	45,000	47,073
George Washington University Series 2014, 4.30%, 9/15/2044	60,000	73,442
Georgetown University:
Series A, 5.22%, 10/1/2118	100,000	135,544
Series B, 4.32%, 4/1/2049	100,000	126,905
Global Payments, Inc.:
2.65%, 2/15/2025	132,000	140,055
2.90%, 5/15/2030	115,000	123,041
3.20%, 8/15/2029	269,000	293,449
4.00%, 6/1/2023	300,000	324,921
4.15%, 8/15/2049	517,000	604,213
IHS Markit, Ltd.:
4.13%, 8/1/2023	294,000	318,840
4.75%, 8/1/2028	284,000	337,653
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	250,000	334,860
Security Description	Principal Amount	Value
Leland Stanford Junior University:
1.29%, 6/1/2027 (b)	$35,000	$35,290
2.41%, 6/1/2050	120,000	122,191
3.65%, 5/1/2048	100,000	122,545
Massachusetts Institute of Technology:
3.89%, 7/1/2116	209,000	263,265
4.68%, 7/1/2114	330,000	485,295
5.60%, 7/1/2111	249,000	436,948
Series F, 2.99%, 7/1/2050	350,000	400,477
Moody's Corp.:
2.55%, 8/18/2060	125,000	114,806
2.63%, 1/15/2023	115,000	120,283
4.25%, 2/1/2029 (b)	225,000	268,978
4.88%, 2/15/2024	123,000	138,689
4.88%, 12/17/2048	252,000	342,516
5.25%, 7/15/2044	189,000	260,540
Northeastern University Series 2020, 2.89%, 10/1/2050	165,000	172,357
Northwestern University Series 2017, 3.66%, 12/1/2057	225,000	288,551
PayPal Holdings, Inc.:
1.35%, 6/1/2023	110,000	112,398
1.65%, 6/1/2025	200,000	207,152
2.20%, 9/26/2022	264,000	272,918
2.30%, 6/1/2030	160,000	169,518
2.40%, 10/1/2024	444,000	471,497
2.65%, 10/1/2026	380,000	414,474
2.85%, 10/1/2029	260,000	286,161
3.25%, 6/1/2050	200,000	221,516
President and Fellows of Harvard College:
3.15%, 7/15/2046	175,000	203,175
3.30%, 7/15/2056	200,000	243,432
Quanta Services, Inc. 2.90%, 10/1/2030 (b)	250,000	255,923
RELX Capital, Inc.:
3.00%, 5/22/2030	150,000	164,055
3.50%, 3/16/2023	227,000	241,424
S&P Global, Inc.:
1.25%, 8/15/2030 (b)	50,000	49,183
2.30%, 8/15/2060	65,000	58,641
3.25%, 12/1/2049	312,000	357,730
4.00%, 6/15/2025 (b)	211,000	241,200
Total System Services, Inc. 4.45%, 6/1/2028	113,000	132,980
Trustees of Boston College 3.13%, 7/1/2052	160,000	180,827
Trustees of Boston University Series CC, 4.06%, 10/1/2048	225,000	297,691

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	$100,000	$108,956
Series 2020, 2.40%, 10/1/2050	180,000	180,754
University of Chicago:
Series 20B, 2.76%, 4/1/2045	30,000	31,061
Series C, 2.55%, 4/1/2050	100,000	101,299
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	362,000	429,900
University of Southern California:
2.81%, 10/1/2050	118,000	125,151
3.03%, 10/1/2039	100,000	108,096
Series A, 3.23%, 10/1/2120	160,000	170,408
Verisk Analytics, Inc.:
3.63%, 5/15/2050	100,000	112,727
4.13%, 3/15/2029	307,000	361,511
William Marsh Rice University 3.77%, 5/15/2055	85,000	108,870
Yale University:
Series 2020, 0.87%, 4/15/2025	200,000	201,828
Series 2020, 1.48%, 4/15/2030	195,000	197,939
Series 2020, 2.40%, 4/15/2050	200,000	205,616
		16,065,241
COMPUTERS — 0.8%
Amdocs, Ltd. 2.54%, 6/15/2030	250,000	259,358
Apple, Inc.:
0.55%, 8/20/2025 (b)	611,000	611,244
0.75%, 5/11/2023	210,000	212,167
1.13%, 5/11/2025	312,000	318,798
1.25%, 8/20/2030 (b)	380,000	378,374
1.65%, 5/11/2030	245,000	253,332
1.70%, 9/11/2022	231,000	237,292
1.80%, 9/11/2024	200,000	209,286
2.05%, 9/11/2026	607,000	649,138
2.10%, 9/12/2022 (b)	288,000	297,700
2.15%, 2/9/2022	1,049,000	1,075,802
2.20%, 9/11/2029	266,000	286,219
2.30%, 5/11/2022	433,000	446,228
2.40%, 1/13/2023	547,000	571,533
2.40%, 5/3/2023 (b)	267,000	280,775
2.40%, 8/20/2050 (b)	140,000	139,451
2.45%, 8/4/2026	884,000	963,613
2.50%, 2/9/2022	473,000	486,447
2.55%, 8/20/2060	155,000	154,918
2.65%, 5/11/2050	250,000	259,738
2.70%, 5/13/2022	206,000	213,985
Security Description	Principal Amount	Value
2.75%, 1/13/2025	$377,000	$408,758
2.85%, 2/23/2023	163,000	171,972
2.85%, 5/11/2024	514,000	553,902
2.95%, 9/11/2049	235,000	257,123
3.00%, 2/9/2024	636,000	685,182
3.00%, 6/20/2027	769,000	866,571
3.00%, 11/13/2027	1,059,000	1,196,606
3.20%, 5/13/2025	509,000	568,120
3.20%, 5/11/2027	30,000	34,078
3.25%, 2/23/2026	150,000	168,741
3.35%, 2/9/2027	760,000	867,396
3.45%, 5/6/2024	666,000	734,059
3.45%, 2/9/2045	190,000	224,529
3.75%, 9/12/2047	771,000	950,257
3.75%, 11/13/2047	455,000	559,159
3.85%, 5/4/2043	750,000	934,087
3.85%, 8/4/2046	483,000	602,552
4.25%, 2/9/2047	135,000	179,078
4.38%, 5/13/2045	475,000	634,852
4.50%, 2/23/2036	370,000	493,976
4.65%, 2/23/2046	299,000	415,876
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (c)	182,000	196,913
4.90%, 10/1/2026 (c)	403,000	454,604
5.30%, 10/1/2029 (c)	596,000	683,296
5.45%, 6/15/2023 (c)	162,000	177,584
5.85%, 7/15/2025 (c)	500,000	583,740
6.02%, 6/15/2026 (c)	400,000	470,388
6.20%, 7/15/2030 (c)	700,000	837,858
8.10%, 7/15/2036 (c)	415,000	544,181
8.35%, 7/15/2046 (c)	805,000	1,062,423
DXC Technology Co. 4.75%, 4/15/2027 (b)	748,000	839,712
Genpact Luxembourg Sarl:
3.38%, 12/1/2024	492,000	515,965
3.70%, 4/1/2022	219,000	224,436
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	300,000	303,630
1.75%, 4/1/2026	315,000	317,277
2.25%, 4/1/2023	384,000	396,004
4.40%, 10/15/2022	372,000	397,508
4.45%, 10/2/2023	460,000	505,627
6.35%, 10/15/2045	481,000	610,312
HP, Inc.:
2.20%, 6/17/2025	270,000	282,706
3.00%, 6/17/2027	350,000	378,339
3.40%, 6/17/2030 (b)	250,000	268,105
4.05%, 9/15/2022	301,000	320,800
IBM Credit LLC:
2.20%, 9/8/2022	100,000	103,599
3.00%, 2/6/2023	535,000	567,186
3.60%, 11/30/2021	37,000	38,415

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
International Business Machines Corp.:
1.70%, 5/15/2027	$403,000	$415,594
1.95%, 5/15/2030	220,000	226,822
2.85%, 5/13/2022	662,000	688,804
2.85%, 5/15/2040	310,000	327,307
2.88%, 11/9/2022	1,116,000	1,173,686
2.95%, 5/15/2050	300,000	308,895
3.00%, 5/15/2024	1,022,000	1,106,131
3.30%, 5/15/2026	525,000	590,940
3.45%, 2/19/2026	407,000	460,651
3.63%, 2/12/2024	874,000	958,944
4.00%, 6/20/2042	283,000	340,831
4.15%, 5/15/2039	550,000	674,140
4.25%, 5/15/2049	468,000	586,610
7.13%, 12/1/2096	400,000	692,876
Leidos, Inc.:
2.95%, 5/15/2023 (c)	131,000	137,826
3.63%, 5/15/2025 (b) (c)	195,000	215,951
4.38%, 5/15/2030 (c)	40,000	46,837
NetApp, Inc.:
1.88%, 6/22/2025	220,000	227,669
2.38%, 6/22/2027	150,000	156,686
2.70%, 6/22/2030 (b)	150,000	155,283
3.30%, 9/29/2024 (b)	250,000	272,588
Seagate HDD Cayman:
4.09%, 6/1/2029 (c)	269,000	292,454
4.13%, 1/15/2031 (b) (c)	275,000	297,470
4.88%, 6/1/2027	92,000	102,827
5.75%, 12/1/2034	143,000	162,229
		41,512,931
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	128,000	133,212
Series MTN, 2.30%, 5/3/2022	205,000	210,941
Series MTN, 3.25%, 3/15/2024	230,000	251,772
Series MTN, 3.70%, 8/1/2047 (b)	223,000	293,294
Estee Lauder Cos., Inc.:
2.00%, 12/1/2024	112,000	118,043
2.38%, 12/1/2029	135,000	145,750
3.13%, 12/1/2049	145,000	159,994
3.15%, 3/15/2027	163,000	183,675
4.15%, 3/15/2047	115,000	144,688
Procter & Gamble Co.:
1.70%, 11/3/2021	217,000	220,411
2.15%, 8/11/2022	105,000	108,668
2.45%, 11/3/2026	184,000	203,132
3.00%, 3/25/2030	2,000,000	2,320,000
3.10%, 8/15/2023 (b)	200,000	215,538
3.50%, 10/25/2047	122,000	153,503
Security Description	Principal Amount	Value
5.50%, 2/1/2034	$200,000	$289,052
Unilever Capital Corp.:
0.38%, 9/14/2023 (b)	115,000	115,304
1.38%, 9/14/2030	210,000	212,285
2.00%, 7/28/2026	187,000	199,406
2.60%, 5/5/2024	194,000	207,729
2.90%, 5/5/2027	151,000	168,773
3.00%, 3/7/2022	158,000	164,097
3.38%, 3/22/2025	116,000	129,094
3.50%, 3/22/2028 (b)	287,000	334,143
5.90%, 11/15/2032	683,000	1,005,499
		7,688,003
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
3.75%, 5/15/2046	200,000	228,498
4.20%, 5/15/2047	250,000	304,927
4.60%, 6/15/2045	317,000	406,911
		940,336
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.88%, 8/14/2024	235,000	226,082
3.15%, 2/15/2024	200,000	198,400
3.88%, 1/23/2028	203,000	188,240
3.95%, 2/1/2022	444,000	449,368
4.45%, 12/16/2021	142,000	144,991
4.45%, 10/1/2025	217,000	216,562
4.45%, 4/3/2026	185,000	183,929
4.50%, 9/15/2023	299,000	307,910
4.63%, 7/1/2022	335,000	343,070
4.63%, 10/15/2027 (b)	200,000	194,446
5.00%, 10/1/2021	230,000	237,254
6.50%, 7/15/2025 (b)	490,000	528,249
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	100,000	109,755
Air Lease Corp.:
2.25%, 1/15/2023	122,000	122,377
2.63%, 7/1/2022	156,000	156,839
2.75%, 1/15/2023	100,000	101,419
3.00%, 9/15/2023	323,000	328,963
3.25%, 3/1/2025 (b)	259,000	263,165
3.25%, 10/1/2029	150,000	142,383
3.38%, 7/1/2025	125,000	127,864
3.50%, 1/15/2022	159,000	163,126
3.75%, 2/1/2022	216,000	220,320
4.63%, 10/1/2028	300,000	312,105
Series GMTN, 3.75%, 6/1/2026	175,000	177,915
Series MTN, 2.30%, 2/1/2025	250,000	245,712

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.88%, 1/15/2026	$145,000	$142,867
Series MTN, 3.00%, 2/1/2030 (b)	269,000	250,208
Aircastle, Ltd.:
4.13%, 5/1/2024	170,000	167,440
4.25%, 6/15/2026	310,000	286,775
4.40%, 9/25/2023	40,000	39,581
5.00%, 4/1/2023	377,000	377,999
5.50%, 2/15/2022	220,000	224,699
Ally Financial, Inc.:
1.45%, 10/2/2023 (b)	65,000	64,960
3.88%, 5/21/2024	150,000	159,996
4.13%, 2/13/2022 (b)	341,000	353,914
4.63%, 3/30/2025	285,000	313,825
5.13%, 9/30/2024	435,000	484,951
8.00%, 11/1/2031	777,000	1,051,390
American Express Co.:
2.50%, 8/1/2022	669,000	692,194
2.50%, 7/30/2024	327,000	347,653
2.65%, 12/2/2022	323,000	338,368
2.75%, 5/20/2022	191,000	197,589
3.00%, 10/30/2024	274,000	297,241
3.13%, 5/20/2026	330,000	368,844
3.40%, 2/22/2024	436,000	473,487
3.63%, 12/5/2024	230,000	254,391
3.70%, 11/5/2021	319,000	329,632
3.70%, 8/3/2023	622,000	674,472
4.20%, 11/6/2025	263,000	304,704
American Express Credit Corp.:
Series MTN, 2.70%, 3/3/2022	332,000	342,262
Series MTN, 3.30%, 5/3/2027	489,000	552,233
Ameriprise Financial, Inc.:
2.88%, 9/15/2026 (b)	288,000	316,348
3.00%, 3/22/2022	115,000	119,301
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	150,000	150,183
BGC Partners, Inc.:
3.75%, 10/1/2024	50,000	50,254
5.38%, 7/24/2023	110,000	116,495
BlackRock, Inc.:
1.90%, 1/28/2031	144,000	149,214
2.40%, 4/30/2030	321,000	349,081
3.20%, 3/15/2027	258,000	292,789
3.25%, 4/30/2029	263,000	303,973
3.50%, 3/18/2024	545,000	600,361
Blackstone/GSO Secured Lending Fund 3.65%, 7/14/2023 (c)	247,000	248,391
Brookfield Finance LLC 3.45%, 4/15/2050	200,000	196,176
Security Description	Principal Amount	Value
Brookfield Finance, Inc.:
3.50%, 3/30/2051 (b)	$250,000	$247,767
3.90%, 1/25/2028	299,000	334,440
4.25%, 6/2/2026	285,000	327,069
4.70%, 9/20/2047	202,000	237,970
4.85%, 3/29/2029	175,000	208,927
Capital One Bank USA NA 3.38%, 2/15/2023	546,000	577,548
Capital One Financial Corp.:
2.60%, 5/11/2023	125,000	130,739
3.20%, 1/30/2023	263,000	277,736
3.20%, 2/5/2025	305,000	329,787
3.30%, 10/30/2024	862,000	933,874
3.65%, 5/11/2027 (b)	250,000	276,760
3.75%, 7/28/2026	33,000	35,944
3.75%, 3/9/2027	335,000	372,721
3.80%, 1/31/2028	1,196,000	1,334,832
3.90%, 1/29/2024	261,000	284,354
4.20%, 10/29/2025	380,000	421,488
Charles Schwab Corp.:
2.65%, 1/25/2023	554,000	580,742
3.00%, 3/10/2025	118,000	129,039
3.20%, 3/2/2027	107,000	119,687
3.20%, 1/25/2028	256,000	288,812
3.25%, 5/22/2029	120,000	137,738
3.45%, 2/13/2026	123,000	138,825
CME Group, Inc.:
3.00%, 3/15/2025	216,000	236,274
3.75%, 6/15/2028	260,000	304,712
4.15%, 6/15/2048	135,000	178,825
5.30%, 9/15/2043	250,000	366,220
Credit Suisse USA, Inc. 7.13%, 7/15/2032	333,000	504,845
Discover Financial Services:
3.75%, 3/4/2025	142,000	154,877
4.10%, 2/9/2027	312,000	346,164
4.50%, 1/30/2026	232,000	264,515
Eaton Vance Corp. 3.50%, 4/6/2027	169,000	186,387
Franklin Resources, Inc. 2.85%, 3/30/2025	417,000	455,514
GE Capital Funding LLC:
3.45%, 5/15/2025 (b) (c)	250,000	267,792
4.05%, 5/15/2027 (b) (c)	300,000	322,896
4.40%, 5/15/2030 (c)	350,000	374,864
4.55%, 5/15/2032 (c)	280,000	299,844
GE Capital International Funding Co. 4.42%, 11/15/2035	2,593,000	2,735,200
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	435,000	464,906
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	175,000	175,476
1.85%, 9/15/2032	265,000	264,428

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.10%, 6/15/2030	$220,000	$227,119
2.35%, 9/15/2022 (b)	150,000	155,167
2.65%, 9/15/2040	265,000	265,392
3.00%, 6/15/2050	165,000	172,149
3.00%, 9/15/2060	255,000	258,522
3.10%, 9/15/2027	276,000	305,242
3.45%, 9/21/2023	165,000	178,393
3.75%, 12/1/2025	155,000	175,852
3.75%, 9/21/2028	246,000	285,203
4.00%, 10/15/2023	154,000	169,368
4.25%, 9/21/2048	160,000	198,731
Invesco Finance PLC:
3.75%, 1/15/2026	150,000	169,018
4.00%, 1/30/2024	248,000	271,024
Janus Capital Group, Inc. 4.88%, 8/1/2025 (b)	230,000	263,005
Jefferies Group LLC:
5.13%, 1/20/2023	136,000	148,195
6.45%, 6/8/2027	100,000	121,527
6.50%, 1/20/2043	205,000	259,268
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
2.75%, 10/15/2032	210,000	207,833
4.15%, 1/23/2030	263,000	295,851
4.85%, 1/15/2027	194,000	219,280
Lazard Group LLC:
3.63%, 3/1/2027	275,000	296,205
3.75%, 2/13/2025	76,000	82,667
Mastercard, Inc.:
2.00%, 3/3/2025 (b)	300,000	320,478
2.95%, 11/21/2026	391,000	440,587
2.95%, 6/1/2029 (b)	446,000	504,047
3.35%, 3/26/2030	100,000	117,362
3.38%, 4/1/2024 (b)	211,000	232,222
3.50%, 2/26/2028 (b)	30,000	34,986
3.65%, 6/1/2049	339,000	414,533
3.80%, 11/21/2046	182,000	224,621
3.85%, 3/26/2050	423,000	539,617
3.95%, 2/26/2048	300,000	381,672
Nasdaq, Inc.:
3.85%, 6/30/2026	108,000	123,727
4.25%, 6/1/2024	100,000	111,585
Nomura Holdings, Inc.:
1.85%, 7/16/2025	400,000	407,080
2.65%, 1/16/2025	155,000	163,128
2.68%, 7/16/2030	250,000	257,197
3.10%, 1/16/2030	400,000	425,232
ORIX Corp.:
2.90%, 7/18/2022	94,000	97,472
3.25%, 12/4/2024	195,000	211,743
3.70%, 7/18/2027	56,000	63,500
4.05%, 1/16/2024	98,000	107,403
Private Export Funding Corp. Series GG, 2.45%, 7/15/2024 (b)	200,000	214,082
Security Description	Principal Amount	Value
Raymond James Financial, Inc.:
3.63%, 9/15/2026	$245,000	$281,498
4.95%, 7/15/2046	240,000	310,226
Stifel Financial Corp. 4.00%, 5/15/2030	254,000	279,888
Synchrony Financial:
3.70%, 8/4/2026	328,000	350,744
4.25%, 8/15/2024	303,000	329,222
4.38%, 3/19/2024	229,000	248,142
4.50%, 7/23/2025	366,000	404,181
5.15%, 3/19/2029	134,000	155,813
Visa, Inc.:
0.75%, 8/15/2027	235,000	233,106
1.10%, 2/15/2031	250,000	244,727
1.90%, 4/15/2027	156,000	165,376
2.00%, 8/15/2050	200,000	184,422
2.05%, 4/15/2030	1,375,000	1,473,175
2.75%, 9/15/2027 (b)	746,000	828,709
2.80%, 12/14/2022	606,000	636,845
3.15%, 12/14/2025	488,000	546,140
4.15%, 12/14/2035	456,000	590,315
Western Union Co.:
2.85%, 1/10/2025	200,000	210,966
3.60%, 3/15/2022	150,000	155,523
6.20%, 11/17/2036 (b)	105,000	125,542
		51,177,068
ELECTRIC — 2.2%
AEP Texas, Inc.:
Series H, 3.45%, 1/15/2050	313,000	342,719
Series I, 2.10%, 7/1/2030	400,000	410,656
AEP Transmission Co. LLC:
3.80%, 6/15/2049	225,000	265,990
4.00%, 12/1/2046	512,000	617,928
Alabama Power Co.:
3.45%, 10/1/2049	250,000	285,927
3.85%, 12/1/2042	69,000	81,100
Series 17A, 2.45%, 3/30/2022	832,000	855,504
Series 20-A, 1.45%, 9/15/2030	250,000	251,810
Ameren Corp. 2.50%, 9/15/2024	100,000	106,207
Ameren Illinois Co.:
2.70%, 9/1/2022	650,000	672,594
3.25%, 3/15/2050	200,000	226,358
3.70%, 12/1/2047	140,000	166,897
American Electric Power Co., Inc.:
3.20%, 11/13/2027 (b)	214,000	235,272
Series J, 4.30%, 12/1/2028	320,000	376,992
Appalachian Power Co.:
Series Y, 4.50%, 3/1/2049	100,000	124,397
Series Z, 3.70%, 5/1/2050	200,000	226,996

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Arizona Public Service Co.:
2.60%, 8/15/2029 (b)	$200,000	$215,480
2.65%, 9/15/2050	210,000	209,049
2.95%, 9/15/2027 (b)	108,000	118,412
3.15%, 5/15/2025	350,000	383,134
3.35%, 5/15/2050	105,000	116,407
3.50%, 12/1/2049	125,000	140,286
3.75%, 5/15/2046	115,000	132,007
4.25%, 3/1/2049	100,000	124,065
Avangrid, Inc.:
3.15%, 12/1/2024	393,000	428,857
3.20%, 4/15/2025	247,000	272,100
3.80%, 6/1/2029	202,000	233,156
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	100,000	102,477
3.20%, 9/15/2049	140,000	152,284
3.50%, 11/15/2021	173,000	177,583
3.50%, 8/15/2046	81,000	91,852
Berkshire Hathaway Energy Co.:
3.70%, 7/15/2030 (c)	500,000	587,965
3.75%, 11/15/2023	239,000	260,500
3.80%, 7/15/2048	330,000	383,533
4.25%, 10/15/2050 (c)	470,000	590,611
4.45%, 1/15/2049	500,000	641,575
4.50%, 2/1/2045	333,000	417,472
6.13%, 4/1/2036	491,000	700,863
Black Hills Corp.:
2.50%, 6/15/2030	125,000	129,520
3.15%, 1/15/2027	50,000	52,944
3.88%, 10/15/2049	100,000	112,736
4.25%, 11/30/2023	257,000	281,893
4.35%, 5/1/2033	220,000	258,735
CenterPoint Energy Houston Electric LLC:
4.50%, 4/1/2044	230,000	298,832
Series AA, 3.00%, 2/1/2027	354,000	388,529
Series AD, 2.90%, 7/1/2050	105,000	111,371
Series K2, 6.95%, 3/15/2033	271,000	408,131
Series Z, 2.40%, 9/1/2026	150,000	161,091
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	157,000	162,406
2.50%, 9/1/2024	100,000	106,190
2.95%, 3/1/2030	350,000	383,467
3.60%, 11/1/2021	165,000	170,419
3.85%, 2/1/2024	143,000	156,731
4.25%, 11/1/2028	120,000	142,645
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	239,000	254,494
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	215,000	272,792
Security Description	Principal Amount	Value
CMS Energy Corp.:
4.88%, 3/1/2044	$405,000	$531,846
5 year CMT + 4.12%, 4.75%, 6/1/2050 (b) (d)	150,000	159,753
Commonwealth Edison Co.:
2.55%, 6/15/2026 (b)	100,000	108,904
3.65%, 6/15/2046	104,000	121,406
3.70%, 8/15/2028	88,000	102,624
4.00%, 3/1/2048	110,000	135,270
4.00%, 3/1/2049	372,000	464,621
4.70%, 1/15/2044 (b)	77,000	101,829
5.90%, 3/15/2036	100,000	144,095
6.45%, 1/15/2038	150,000	227,968
Series 123, 3.75%, 8/15/2047	450,000	534,186
Series 127, 3.20%, 11/15/2049	315,000	347,665
Connecticut Light & Power Co.:
4.00%, 4/1/2048	98,000	123,819
Series A, 3.20%, 3/15/2027	161,000	179,882
Consolidated Edison Co. of New York, Inc.:
3.70%, 11/15/2059	124,000	141,390
3.80%, 5/15/2028 (b)	100,000	116,385
3.85%, 6/15/2046	575,000	670,910
4.45%, 3/15/2044	302,000	375,132
4.50%, 12/1/2045	275,000	346,714
4.50%, 5/15/2058	205,000	267,677
Series 09-C, 5.50%, 12/1/2039	378,000	519,761
Series 2017, 3.88%, 6/15/2047	155,000	181,911
Series 20B, 3.95%, 4/1/2050	291,000	352,450
Series A, 4.13%, 5/15/2049	280,000	340,379
Series B, 3.13%, 11/15/2027	349,000	390,137
Series C, 4.30%, 12/1/2056	225,000	282,595
Series E, 4.65%, 12/1/2048	200,000	260,308
Consumers Energy Co.:
2.50%, 5/1/2060	165,000	155,484
3.10%, 8/15/2050	222,000	243,698
3.50%, 8/1/2051	585,000	686,808
3.95%, 5/15/2043	100,000	120,754
4.05%, 5/15/2048 (b)	140,000	174,868
Dayton Power & Light Co. 3.95%, 6/15/2049	125,000	134,150
Delmarva Power & Light Co. 3.50%, 11/15/2023	137,000	148,778
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038	100,000	144,882

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Dominion Energy, Inc.:
3.07%, 8/15/2024 (d) (e)	$181,000	$194,772
3.90%, 10/1/2025	273,000	310,409
4.25%, 6/1/2028	425,000	500,675
7.00%, 6/15/2038	600,000	909,732
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (d)	105,000	111,416
Series A, 4.60%, 3/15/2049	365,000	484,370
Series B, 5.95%, 6/15/2035	302,000	403,846
Series D, 2.85%, 8/15/2026	205,000	224,787
Series F, 5.25%, 8/1/2033	293,000	373,490
DTE Electric Co.:
3.70%, 6/1/2046	100,000	116,911
3.75%, 8/15/2047	100,000	118,115
3.95%, 3/1/2049	142,000	178,176
Series A, 4.05%, 5/15/2048	207,000	260,646
DTE Energy Co.:
2.95%, 3/1/2030 (b)	500,000	538,915
6.38%, 4/15/2033	729,000	1,021,307
Series B, 2.60%, 6/15/2022	278,000	286,977
Series C, 2.53%, 10/1/2024 (b)	548,000	582,656
Series D, 3.70%, 8/1/2023	259,000	279,904
Series H, 0.55%, 11/1/2022	145,000	145,100
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	70,000	73,309
2.95%, 12/1/2026	217,000	242,621
3.70%, 12/1/2047	600,000	715,530
3.75%, 6/1/2045	261,000	309,418
4.00%, 9/30/2042	331,000	407,908
4.25%, 12/15/2041	294,000	369,755
6.05%, 4/15/2038	120,000	178,997
Duke Energy Corp.:
0.90%, 9/15/2025	95,000	95,171
2.40%, 8/15/2022	159,000	164,315
2.45%, 6/1/2030	480,000	506,179
2.65%, 9/1/2026	361,000	390,739
3.05%, 8/15/2022	315,000	327,691
3.15%, 8/15/2027	328,000	363,470
3.40%, 6/15/2029	350,000	393,526
3.75%, 4/15/2024	406,000	445,963
3.75%, 9/1/2046	186,000	211,897
3.95%, 10/15/2023	225,000	245,551
3.95%, 8/15/2047	280,000	326,567
4.20%, 6/15/2049	240,000	293,868
4.80%, 12/15/2045	269,000	344,177
Duke Energy Florida LLC:
1.75%, 6/15/2030	105,000	106,894
2.50%, 12/1/2029	115,000	124,860
Security Description	Principal Amount	Value
3.20%, 1/15/2027 (b)	$175,000	$197,388
3.80%, 7/15/2028	390,000	458,043
4.20%, 7/15/2048	263,000	335,267
Duke Energy Indiana LLC:
2.75%, 4/1/2050	225,000	229,732
6.12%, 10/15/2035	100,000	140,966
Series WWW, 4.90%, 7/15/2043	177,000	235,541
Series YYY, 3.25%, 10/1/2049	100,000	110,475
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	180,000	189,256
3.70%, 6/15/2046	558,000	648,429
3.80%, 9/1/2023	150,000	163,103
4.30%, 2/1/2049	180,000	227,464
Duke Energy Progress LLC:
2.50%, 8/15/2050	250,000	242,605
3.25%, 8/15/2025 (b)	229,000	255,841
3.60%, 9/15/2047	354,000	410,697
4.10%, 3/15/2043	100,000	121,635
4.15%, 12/1/2044	235,000	291,456
4.20%, 8/15/2045	208,000	260,033
Edison International:
2.40%, 9/15/2022	135,000	136,991
2.95%, 3/15/2023	387,000	396,872
3.13%, 11/15/2022	75,000	77,270
3.55%, 11/15/2024	236,000	249,077
Emera US Finance L.P. 3.55%, 6/15/2026	239,000	266,571
Enel Americas SA 4.00%, 10/25/2026 (b)	51,000	55,811
Enel Chile SA 4.88%, 6/12/2028	201,000	237,918
Enel Generacion Chile SA 4.25%, 4/15/2024 (b)	115,000	124,248
Entergy Arkansas LLC:
2.65%, 6/15/2051 (b)	160,000	162,333
3.50%, 4/1/2026	257,000	290,788
Entergy Corp.:
0.90%, 9/15/2025	240,000	239,599
2.95%, 9/1/2026	57,000	63,059
3.75%, 6/15/2050	188,000	213,824
Entergy Louisiana LLC:
3.12%, 9/1/2027	357,000	398,101
4.00%, 3/15/2033	105,000	131,389
4.05%, 9/1/2023	228,000	249,081
4.20%, 4/1/2050	100,000	127,921
4.95%, 1/15/2045	57,000	62,440
Entergy Mississippi LLC:
2.85%, 6/1/2028	645,000	707,371
3.85%, 6/1/2049	215,000	262,289
Entergy Texas, Inc.:
1.75%, 3/15/2031 (f)	210,000	209,189
3.55%, 9/30/2049	205,000	232,427
4.00%, 3/30/2029	100,000	117,096
4.50%, 3/30/2039	250,000	306,805

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Evergy Kansas Central, Inc.:
3.10%, 4/1/2027	$250,000	$278,197
3.25%, 9/1/2049	200,000	220,294
4.10%, 4/1/2043	300,000	361,002
4.25%, 12/1/2045	125,000	157,566
Evergy Metro, Inc.:
4.20%, 6/15/2047	115,000	142,674
Series 2019, 4.13%, 4/1/2049	200,000	251,330
Evergy, Inc. 2.90%, 9/15/2029	387,000	416,814
Eversource Energy:
2.80%, 5/1/2023	116,000	121,856
3.45%, 1/15/2050	455,000	505,560
Series M, 3.30%, 1/15/2028	100,000	111,857
Series O, 4.25%, 4/1/2029	75,000	89,996
Series Q, 0.80%, 8/15/2025	75,000	74,697
Series R, 1.65%, 8/15/2030	125,000	124,211
Exelon Corp.:
3.50%, 6/1/2022	712,000	744,246
4.45%, 4/15/2046	313,000	382,427
5.10%, 6/15/2045	421,000	549,691
5.63%, 6/15/2035	295,000	392,559
Exelon Generation Co. LLC:
3.25%, 6/1/2025	290,000	317,724
3.40%, 3/15/2022	79,000	81,956
4.25%, 6/15/2022	313,000	330,400
5.60%, 6/15/2042	289,000	340,341
6.25%, 10/1/2039	440,000	545,794
FirstEnergy Corp.:
2.05%, 3/1/2025	370,000	376,394
2.65%, 3/1/2030	310,000	314,712
Series A, 1.60%, 1/15/2026	80,000	79,398
Series B, 2.25%, 9/1/2030	110,000	107,787
Series B, 3.90%, 7/15/2027	398,000	436,367
Series B, 4.25%, 3/15/2023	200,000	212,376
Series C, 3.40%, 3/1/2050	100,000	97,926
Series C, 4.85%, 7/15/2047	305,000	366,698
Series C, 7.38%, 11/15/2031	374,000	524,165
Florida Power & Light Co.:
2.85%, 4/1/2025	400,000	438,728
3.13%, 12/1/2025	232,000	258,571
3.15%, 10/1/2049	200,000	226,834
3.95%, 3/1/2048	240,000	303,478
3.99%, 3/1/2049	429,000	547,709
4.05%, 10/1/2044	545,000	688,379
5.65%, 2/1/2037	190,000	270,720
5.69%, 3/1/2040	115,000	168,898
Security Description	Principal Amount	Value
5.96%, 4/1/2039 (b)	$100,000	$150,668
Georgia Power Co.:
3.25%, 3/30/2027 (b)	79,000	87,007
4.30%, 3/15/2042	331,000	394,671
Series A, 2.10%, 7/30/2023	580,000	605,532
Series B, 3.70%, 1/30/2050	101,000	113,987
Gulf Power Co. Series A, 3.30%, 5/30/2027	300,000	337,764
Iberdrola International B.V. 6.75%, 7/15/2036	100,000	143,887
Indiana Michigan Power Co.:
4.25%, 8/15/2048	66,000	82,128
Series K, 4.55%, 3/15/2046	331,000	422,346
Interstate Power & Light Co.:
2.30%, 6/1/2030 (b)	200,000	211,120
3.50%, 9/30/2049 (b)	100,000	110,859
3.70%, 9/15/2046	110,000	123,803
ITC Holdings Corp.:
2.70%, 11/15/2022	108,000	112,644
3.25%, 6/30/2026	115,000	127,840
3.35%, 11/15/2027	100,000	111,625
3.65%, 6/15/2024	25,000	27,411
Kentucky Utilities Co.:
3.30%, 6/1/2050	225,000	245,925
4.38%, 10/1/2045	255,000	320,112
Louisville Gas & Electric Co. 4.25%, 4/1/2049	340,000	425,731
MidAmerican Energy Co.:
3.10%, 5/1/2027	180,000	202,027
3.15%, 4/15/2050 (b)	200,000	221,402
3.50%, 10/15/2024	272,000	301,327
3.65%, 4/15/2029	215,000	255,674
3.65%, 8/1/2048	117,000	137,971
4.25%, 5/1/2046	225,000	282,742
4.80%, 9/15/2043	250,000	333,332
6.75%, 12/30/2031	73,000	110,183
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	391,000	458,964
National Rural Utilities Cooperative Finance Corp.:
2.40%, 3/15/2030 (b)	115,000	125,764
2.95%, 2/7/2024	360,000	386,327
3.40%, 2/7/2028	185,000	213,536
3.70%, 3/15/2029	340,000	400,415
4.30%, 3/15/2049	475,000	611,515
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (d)	195,000	199,721
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (d)	215,000	232,740

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series C, 8.00%, 3/1/2032	$110,000	$175,032
Series MTN, 1.75%, 1/21/2022	78,000	79,412
Series MTN, 2.30%, 9/15/2022	100,000	103,377
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029 (b)	167,000	195,944
Series DD, 2.40%, 5/1/2030	100,000	107,213
Series EE, 3.13%, 8/1/2050	65,000	70,096
Series N, 6.65%, 4/1/2036	110,000	163,715
Series R, 6.75%, 7/1/2037	515,000	778,531
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	1,080,000	1,123,708
2.75%, 11/1/2029	227,000	246,899
2.80%, 1/15/2023	155,000	162,665
2.90%, 4/1/2022	165,000	170,889
3.15%, 4/1/2024 (b)	336,000	363,455
3.20%, 2/25/2022	100,000	103,787
3.25%, 4/1/2026 (b)	62,000	69,514
3.55%, 5/1/2027	292,000	329,992
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (b) (d)	586,000	631,368
Northern States Power Co.:
2.15%, 8/15/2022	115,000	117,662
2.60%, 6/1/2051	250,000	254,915
2.90%, 3/1/2050	290,000	311,918
6.25%, 6/1/2036 (b)	180,000	264,816
NorthWestern Corp. 4.18%, 11/15/2044	250,000	298,127
NSTAR Electric Co.:
3.20%, 5/15/2027	430,000	482,043
3.25%, 5/15/2029 (b)	379,000	434,088
Oglethorpe Power Corp.:
5.38%, 11/1/2040	210,000	251,872
5.95%, 11/1/2039 (b)	450,000	564,003
Ohio Power Co.:
4.00%, 6/1/2049	345,000	423,111
4.15%, 4/1/2048	147,000	183,837
Oklahoma Gas & Electric Co. 4.15%, 4/1/2047	450,000	529,029
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025 (c)	350,000	348,236
2.75%, 6/1/2024	400,000	429,184
3.10%, 9/15/2049	200,000	219,536
3.80%, 9/30/2047	320,000	390,915
3.80%, 6/1/2049	445,000	548,089
4.10%, 11/15/2048	150,000	190,199
5.25%, 9/30/2040	215,000	293,544
5.30%, 6/1/2042	165,000	232,729
7.00%, 9/1/2022	121,000	135,647
Security Description	Principal Amount	Value
Pacific Gas & Electric Co.:
1.75%, 6/16/2022	$159,000	$159,145
2.10%, 8/1/2027	220,000	213,158
2.50%, 2/1/2031	925,000	879,980
2.95%, 3/1/2026	100,000	101,767
3.30%, 8/1/2040 (b)	675,000	619,434
3.45%, 7/1/2025	1,780,000	1,870,673
3.50%, 8/1/2050	725,000	652,862
4.50%, 7/1/2040 (b)	2,000,000	2,052,420
PacifiCorp:
4.10%, 2/1/2042	75,000	89,536
4.13%, 1/15/2049	200,000	247,836
4.15%, 2/15/2050	260,000	325,754
6.00%, 1/15/2039	25,000	35,825
6.25%, 10/15/2037	422,000	619,222
6.35%, 7/15/2038	180,000	264,586
7.70%, 11/15/2031	100,000	155,914
PECO Energy Co.:
2.80%, 6/15/2050	180,000	187,659
3.70%, 9/15/2047	115,000	137,208
3.90%, 3/1/2048	385,000	468,961
4.15%, 10/1/2044	100,000	124,055
Pinnacle West Capital Corp. 1.30%, 6/15/2025	100,000	101,592
Potomac Electric Power Co.:
3.60%, 3/15/2024	147,000	160,173
4.15%, 3/15/2043	300,000	363,111
PPL Capital Funding, Inc.:
3.10%, 5/15/2026 (b)	146,000	161,415
4.00%, 9/15/2047	140,000	160,422
4.20%, 6/15/2022	106,000	111,311
4.70%, 6/1/2043	80,000	98,201
5.00%, 3/15/2044	455,000	572,222
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	150,000	183,464
4.13%, 6/15/2044	230,000	281,322
4.15%, 10/1/2045	100,000	126,576
6.25%, 5/15/2039	265,000	390,523
Progress Energy, Inc. 7.75%, 3/1/2031	298,000	437,881
PSEG Power LLC 3.85%, 6/1/2023	250,000	269,415
Public Service Co. of Colorado:
3.70%, 6/15/2028	229,000	267,337
3.80%, 6/15/2047	250,000	303,290
4.05%, 9/15/2049	340,000	431,994
4.10%, 6/15/2048	85,000	109,190
Series 34, 3.20%, 3/1/2050	355,000	405,303
Series 35, 1.90%, 1/15/2031	339,000	352,679
Series 36, 2.70%, 1/15/2051	250,000	255,647
Public Service Co. of New Hampshire 3.60%, 7/1/2049	100,000	117,728

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	$250,000	$226,700
Series MTN, 2.25%, 9/15/2026	183,000	196,778
Series MTN, 2.38%, 5/15/2023	100,000	104,493
Series MTN, 2.45%, 1/15/2030	135,000	146,930
Series MTN, 2.70%, 5/1/2050	513,000	535,711
Series MTN, 3.15%, 1/1/2050	120,000	135,576
Series MTN, 3.20%, 5/15/2029	100,000	114,547
Series MTN, 3.20%, 8/1/2049	170,000	190,754
Series MTN, 3.60%, 12/1/2047	200,000	238,056
Series MTN, 3.70%, 5/1/2028	175,000	204,754
Series MTN, 3.80%, 3/1/2046	345,000	418,430
Series MTN, 3.95%, 5/1/2042	140,000	170,894
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	265,000	263,248
1.60%, 8/15/2030	340,000	336,267
2.65%, 11/15/2022	150,000	156,441
2.88%, 6/15/2024	201,000	215,566
Puget Energy, Inc.:
4.10%, 6/15/2030 (c)	155,000	172,961
5.63%, 7/15/2022	238,000	253,808
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	256,000	284,216
4.22%, 6/15/2048	150,000	186,251
5.64%, 4/15/2041	106,000	148,443
6.27%, 3/15/2037	136,000	196,187
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	461,000	554,569
4.50%, 8/15/2040	100,000	122,246
6.00%, 6/1/2039	150,000	215,336
Series RRR, 3.75%, 6/1/2047	367,000	420,743
Series TTT, 4.10%, 6/15/2049	115,000	139,802
Series VVV, 1.70%, 10/1/2030	115,000	114,692
Sempra Energy:
2.90%, 2/1/2023	229,000	239,804
3.40%, 2/1/2028	286,000	315,335
3.80%, 2/1/2038	121,000	135,415
6.00%, 10/15/2039	231,000	317,558
Sierra Pacific Power Co. 2.60%, 5/1/2026	160,000	174,365
Security Description	Principal Amount	Value
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	$125,000	$161,928
5.45%, 2/1/2041	170,000	235,989
Southern California Edison Co.:
2.25%, 6/1/2030 (b)	145,000	146,309
2.85%, 8/1/2029 (b)	175,000	184,263
3.65%, 2/1/2050 (b)	348,000	359,752
4.50%, 9/1/2040	300,000	338,697
4.65%, 10/1/2043	248,000	287,328
5.50%, 3/15/2040	295,000	368,715
5.63%, 2/1/2036	226,000	272,127
6.00%, 1/15/2034	100,000	134,336
6.05%, 3/15/2039	240,000	310,375
Series 05-E, 5.35%, 7/15/2035	240,000	308,911
Series 06-E, 5.55%, 1/15/2037	100,000	121,375
Series 13-A, 3.90%, 3/15/2043	460,000	483,147
Series B, 2.40%, 2/1/2022	330,000	336,960
Series B, 3.65%, 3/1/2028	175,000	192,859
Series B, 4.88%, 3/1/2049	300,000	364,215
Series D, 3.40%, 6/1/2023	195,000	208,112
Southern Co.:
3.25%, 7/1/2026	799,000	890,885
4.25%, 7/1/2036	1,372,000	1,591,753
Southern Power Co.:
4.15%, 12/1/2025	444,000	509,250
Series E, 2.50%, 12/15/2021	79,000	80,887
Southwestern Electric Power Co.:
6.20%, 3/15/2040	210,000	287,977
Series J, 3.90%, 4/1/2045	630,000	693,535
Series K, 2.75%, 10/1/2026	226,000	243,300
Series L, 3.85%, 2/1/2048	100,000	112,431
Southwestern Public Service Co.:
3.40%, 8/15/2046	165,000	180,916
3.75%, 6/15/2049	300,000	356,241
6.00%, 10/1/2036	50,000	67,444
Series 6, 4.40%, 11/15/2048	200,000	254,934
Series 8, 3.15%, 5/1/2050 (b)	150,000	162,240
Tampa Electric Co.:
4.10%, 6/15/2042	75,000	89,574
4.30%, 6/15/2048	130,000	163,818
4.45%, 6/15/2049	218,000	282,358
Tucson Electric Power Co.:
1.50%, 8/1/2030	225,000	222,869
4.85%, 12/1/2048	100,000	135,365

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Union Electric Co.:
2.95%, 6/15/2027	$218,000	$240,617
3.25%, 10/1/2049	450,000	504,040
3.50%, 3/15/2029	114,000	131,932
3.65%, 4/15/2045	90,000	105,569
3.90%, 9/15/2042	345,000	409,577
Virginia Electric & Power Co.:
2.95%, 1/15/2022 (b)	188,000	192,578
Series A, 2.88%, 7/15/2029	155,000	173,744
Series A, 3.15%, 1/15/2026	511,000	568,564
Series B, 4.20%, 5/15/2045	150,000	189,338
Series C, 2.75%, 3/15/2023	270,000	282,822
Series C, 4.00%, 11/15/2046	110,000	136,437
WEC Energy Group, Inc.:
0.55%, 9/15/2023	200,000	200,504
3.10%, 3/8/2022	129,000	134,123
Westar Energy, Inc. 4.13%, 3/1/2042	270,000	326,614
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	400,000	421,820
5.70%, 12/1/2036	75,000	105,471
Wisconsin Power & Light Co.:
3.00%, 7/1/2029 (b)	100,000	111,978
3.05%, 10/15/2027	200,000	222,614
Wisconsin Public Service Corp. 3.67%, 12/1/2042	200,000	226,730
Xcel Energy, Inc.:
0.50%, 10/15/2023	200,000	200,040
2.60%, 3/15/2022	100,000	102,847
2.60%, 12/1/2029	200,000	215,930
3.40%, 6/1/2030 (b)	150,000	172,148
3.50%, 12/1/2049	300,000	334,131
4.00%, 6/15/2028	109,000	128,327
		120,297,457
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
0.88%, 10/15/2026	335,000	334,042
1.80%, 10/15/2027	165,000	172,357
1.95%, 10/15/2030 (b)	350,000	362,880
2.75%, 10/15/2050	110,000	112,031
		981,310
ELECTRONICS — 0.2%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	195,000	200,513
2.75%, 9/15/2029	155,000	167,199
3.05%, 9/22/2026	198,000	218,202
Security Description	Principal Amount	Value
Allegion PLC 3.50%, 10/1/2029	$100,000	$109,347
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	147,000	155,933
3.55%, 10/1/2027	92,000	99,854
Amphenol Corp.:
2.80%, 2/15/2030	100,000	109,671
3.20%, 4/1/2024	100,000	107,886
4.35%, 6/1/2029	466,000	565,398
Arrow Electronics, Inc.:
3.25%, 9/8/2024	227,000	244,595
3.50%, 4/1/2022	162,000	167,105
3.88%, 1/12/2028	137,000	152,223
Avnet, Inc. 4.88%, 12/1/2022	136,000	145,374
Flex, Ltd.:
3.75%, 2/1/2026	225,000	245,576
4.75%, 6/15/2025	100,000	113,073
4.88%, 6/15/2029	255,000	292,939
4.88%, 5/12/2030	310,000	353,239
FLIR Systems, Inc. 2.50%, 8/1/2030 (b)	85,000	87,175
Fortive Corp. 3.15%, 6/15/2026	180,000	198,936
Honeywell International, Inc.:
0.48%, 8/19/2022	355,000	355,529
1.35%, 6/1/2025 (b)	150,000	154,659
1.85%, 11/1/2021	334,000	339,354
1.95%, 6/1/2030	300,000	315,717
2.15%, 8/8/2022	132,000	136,324
2.30%, 8/15/2024	200,000	213,230
2.50%, 11/1/2026	255,000	280,638
2.70%, 8/15/2029	136,000	150,363
2.80%, 6/1/2050 (b)	120,000	128,660
3.81%, 11/21/2047	450,000	562,981
5.70%, 3/15/2037	280,000	402,170
Hubbell, Inc. 3.15%, 8/15/2027 (b)	140,000	148,141
Jabil, Inc.:
3.00%, 1/15/2031	100,000	102,191
3.60%, 1/15/2030	610,000	650,644
3.95%, 1/12/2028	109,000	119,855
Keysight Technologies, Inc. 3.00%, 10/30/2029	243,000	265,123
PerkinElmer, Inc. 3.30%, 9/15/2029	163,000	181,223
Roper Technologies, Inc.:
0.45%, 8/15/2022	100,000	99,923
1.00%, 9/15/2025	210,000	210,622
1.40%, 9/15/2027	250,000	252,853
1.75%, 2/15/2031 (b)	500,000	500,270
2.00%, 6/30/2030	145,000	148,078
2.80%, 12/15/2021	387,000	396,915
2.95%, 9/15/2029	122,000	134,122
3.65%, 9/15/2023	260,000	282,456
3.80%, 12/15/2026	116,000	133,847

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Trimble, Inc.:
4.15%, 6/15/2023 (b)	$250,000	$269,215
4.75%, 12/1/2024	230,000	254,520
Tyco Electronics Group SA:
3.13%, 8/15/2027	289,000	316,475
3.70%, 2/15/2026	148,000	166,139
		11,406,475
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	250,000	243,855
2.30%, 3/1/2030	150,000	159,504
2.50%, 8/15/2024	272,000	289,549
2.90%, 7/1/2026 (b)	112,000	123,782
3.05%, 3/1/2050	150,000	158,601
3.20%, 3/15/2025	125,000	137,169
3.38%, 11/15/2027	205,000	233,153
3.55%, 6/1/2022	295,000	307,594
3.95%, 5/15/2028	47,000	55,444
4.75%, 5/15/2023	211,000	232,151
Waste Connections, Inc.:
2.60%, 2/1/2030	200,000	215,080
3.50%, 5/1/2029	190,000	216,045
4.25%, 12/1/2028	280,000	333,928
Waste Management, Inc.:
2.90%, 9/15/2022	141,000	146,856
3.13%, 3/1/2025	250,000	273,900
3.50%, 5/15/2024	150,000	163,898
3.90%, 3/1/2035	250,000	302,625
4.10%, 3/1/2045	200,000	244,276
4.15%, 7/15/2049	230,000	290,915
		4,128,325
FOOD — 0.4%
Campbell Soup Co.:
3.30%, 3/19/2025	208,000	226,759
3.65%, 3/15/2023	129,000	138,033
3.95%, 3/15/2025	309,000	345,653
4.80%, 3/15/2048	337,000	433,011
Conagra Brands, Inc.:
3.20%, 1/25/2023	172,000	181,214
3.80%, 10/22/2021	656,000	678,632
4.60%, 11/1/2025	302,000	350,752
4.85%, 11/1/2028	261,000	318,772
7.00%, 10/1/2028	133,000	178,414
8.25%, 9/15/2030	200,000	298,384
Flowers Foods, Inc.:
3.50%, 10/1/2026 (b)	306,000	330,036
4.38%, 4/1/2022	100,000	103,514
General Mills, Inc.:
2.88%, 4/15/2030	93,000	102,045
3.15%, 12/15/2021	195,000	200,160
3.20%, 2/10/2027 (b)	185,000	207,966
3.70%, 10/17/2023	230,000	250,794
4.00%, 4/17/2025	655,000	743,504
Security Description	Principal Amount	Value
4.20%, 4/17/2028	$136,000	$160,548
Hershey Co 3.13%, 11/15/2049 (b)	350,000	382,840
Hershey Co.:
0.90%, 6/1/2025	185,000	186,892
1.70%, 6/1/2030	155,000	159,227
2.05%, 11/15/2024 (b)	255,000	269,729
2.65%, 6/1/2050	120,000	122,356
3.38%, 8/15/2046	75,000	85,336
Hormel Foods Corp. 1.80%, 6/11/2030	140,000	144,154
Ingredion, Inc.:
2.90%, 6/1/2030 (b)	250,000	271,590
3.90%, 6/1/2050	175,000	197,183
JM Smucker Co.:
2.38%, 3/15/2030	95,000	99,202
3.38%, 12/15/2027 (b)	195,000	217,871
3.50%, 3/15/2025 (b)	267,000	299,358
3.55%, 3/15/2050	75,000	81,218
4.25%, 3/15/2035	155,000	185,616
4.38%, 3/15/2045	25,000	30,060
Kellogg Co.:
2.10%, 6/1/2030	125,000	128,059
2.65%, 12/1/2023	100,000	106,039
3.13%, 5/17/2022	100,000	103,933
3.25%, 4/1/2026	152,000	168,910
3.40%, 11/15/2027	565,000	635,535
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	181,000	256,973
Kroger Co.:
2.20%, 5/1/2030	335,000	351,355
2.65%, 10/15/2026	258,000	281,068
3.70%, 8/1/2027	228,000	262,428
3.88%, 10/15/2046	450,000	509,737
4.45%, 2/1/2047	244,000	300,659
4.65%, 1/15/2048	240,000	304,030
5.40%, 7/15/2040	129,000	165,386
5.40%, 1/15/2049	119,000	164,170
6.90%, 4/15/2038 (b)	149,000	219,428
McCormick & Co., Inc.:
2.50%, 4/15/2030	350,000	374,444
3.40%, 8/15/2027	106,000	119,317
4.20%, 8/15/2047	150,000	189,720
Mondelez International, Inc.:
0.63%, 7/1/2022	178,000	178,486
1.50%, 5/4/2025	290,000	298,126
1.50%, 2/4/2031	105,000	102,575
1.88%, 10/15/2032	180,000	179,577
2.63%, 9/4/2050	270,000	264,063
2.75%, 4/13/2030	635,000	691,261
3.63%, 2/13/2026	247,000	279,513
Sysco Corp.:
2.60%, 6/12/2022	231,000	238,639
3.25%, 7/15/2027 (b)	178,000	193,360
3.30%, 2/15/2050	135,000	127,192

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 10/1/2025	$405,000	$446,075
4.50%, 4/1/2046	238,000	259,272
4.85%, 10/1/2045	299,000	339,269
5.38%, 9/21/2035	400,000	487,352
6.60%, 4/1/2050	265,000	372,018
Tyson Foods, Inc.:
3.55%, 6/2/2027	856,000	966,989
3.90%, 9/28/2023	325,000	354,897
4.00%, 3/1/2026	167,000	191,095
4.50%, 6/15/2022	105,000	111,057
4.55%, 6/2/2047	215,000	271,437
4.88%, 8/15/2034	135,000	175,743
5.15%, 8/15/2044	102,000	135,191
		19,285,201
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	621,000	659,974
4.50%, 8/1/2024	250,000	274,240
International Paper Co.:
3.80%, 1/15/2026	124,000	141,583
4.40%, 8/15/2047	256,000	313,902
4.80%, 6/15/2044	297,000	367,312
5.15%, 5/15/2046	435,000	566,048
6.00%, 11/15/2041	67,000	91,578
Suzano Austria GmbH:
3.75%, 1/15/2031	95,000	95,542
5.00%, 1/15/2030	300,000	323,148
6.00%, 1/15/2029	735,000	838,767
		3,672,094
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031 (f)	250,000	249,268
3.00%, 6/15/2027 (b)	251,000	279,381
3.38%, 9/15/2049 (b)	131,000	148,499
4.13%, 10/15/2044	167,000	204,597
4.13%, 3/15/2049	110,000	139,305
4.15%, 1/15/2043	108,000	132,002
5.50%, 6/15/2041	200,000	279,664
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	188,000	201,004
Dominion Energy Gas Holdings LLC:
4.80%, 11/1/2043	597,000	743,581
Series A, 2.50%, 11/15/2024	165,000	175,982
Series B, 3.00%, 11/15/2029	165,000	181,718
Series C, 3.90%, 11/15/2049	125,000	144,928
National Fuel Gas Co.:
3.75%, 3/1/2023	147,000	152,507
4.75%, 9/1/2028	360,000	378,666
Security Description	Principal Amount	Value
5.20%, 7/15/2025	$50,000	$55,262
5.50%, 1/15/2026	370,000	404,484
NiSource, Inc.:
0.95%, 8/15/2025	145,000	144,823
1.70%, 2/15/2031	175,000	171,591
3.49%, 5/15/2027	296,000	330,197
3.60%, 5/1/2030	250,000	284,957
3.95%, 3/30/2048	6,000	7,011
4.38%, 5/15/2047	442,000	545,892
4.80%, 2/15/2044	492,000	623,029
5.65%, 2/1/2045	350,000	483,150
ONE Gas, Inc. 4.50%, 11/1/2048	240,000	307,104
Piedmont Natural Gas Co., Inc.:
3.50%, 6/1/2029	358,000	408,406
3.64%, 11/1/2046	100,000	113,178
Southern California Gas Co.:
3.75%, 9/15/2042	200,000	228,940
Series UU, 4.13%, 6/1/2048	540,000	677,225
Series VV, 4.30%, 1/15/2049	450,000	561,861
Series WW, 3.95%, 2/15/2050	201,000	245,214
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	280,000	293,580
5.88%, 3/15/2041	125,000	172,575
Series 20-A, 1.75%, 1/15/2031 (b)	125,000	123,851
Southwest Gas Corp.:
2.20%, 6/15/2030	104,000	108,836
3.70%, 4/1/2028	250,000	281,905
3.80%, 9/29/2046	110,000	123,405
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	175,000	202,029
Series MTN, 3.65%, 9/15/2049	200,000	227,056
		10,536,663
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	289,000	321,154
Snap-on, Inc.:
3.10%, 5/1/2050	225,000	238,723
4.10%, 3/1/2048	275,000	335,959
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (b)	299,000	320,017
3.40%, 12/1/2021	110,000	112,940
3.40%, 3/1/2026	293,000	327,281
4.25%, 11/15/2028	150,000	181,988

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
5 year CMT + 2.66%, 4.00%, 3/15/2060 (d)	$125,000	$129,820
		1,967,882
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.15%, 1/30/2028 (b)	100,000	100,789
1.40%, 6/30/2030 (b)	80,000	80,548
2.95%, 3/15/2025	400,000	437,212
3.40%, 11/30/2023	145,000	157,706
3.75%, 11/30/2026	586,000	680,827
3.88%, 9/15/2025	67,000	76,657
4.75%, 11/30/2036	275,000	368,373
4.75%, 4/15/2043	300,000	409,809
4.90%, 11/30/2046	622,000	879,800
6.00%, 4/1/2039	275,000	424,289
Baxter International, Inc.:
2.60%, 8/15/2026	271,000	295,658
3.50%, 8/15/2046	100,000	113,699
3.75%, 10/1/2025 (c)	228,000	258,520
Boston Scientific Corp.:
1.90%, 6/1/2025	100,000	104,447
2.65%, 6/1/2030	200,000	212,806
3.45%, 3/1/2024	250,000	271,085
3.75%, 3/1/2026	400,000	456,268
4.00%, 3/1/2029	127,000	147,638
4.55%, 3/1/2039	120,000	149,836
7.00%, 11/15/2035	350,000	514,990
Danaher Corp.:
2.60%, 10/1/2050 (f)	310,000	305,706
3.35%, 9/15/2025 (b)	70,000	78,156
4.38%, 9/15/2045	160,000	207,506
Dentsply Sirona, Inc. 3.25%, 6/1/2030	105,000	114,193
DH Europe Finance II Sarl:
2.20%, 11/15/2024	328,000	346,699
2.60%, 11/15/2029	449,000	488,202
3.40%, 11/15/2049 (b)	180,000	205,726
Edwards Lifesciences Corp. 4.30%, 6/15/2028 (b)	225,000	269,028
Koninklijke Philips NV:
5.00%, 3/15/2042	594,000	780,415
6.88%, 3/11/2038	120,000	182,456
Medtronic Global Holdings SCA 3.35%, 4/1/2027	200,000	228,334
Medtronic, Inc.:
2.75%, 4/1/2023 (b)	182,000	191,852
3.15%, 3/15/2022	360,000	374,008
3.50%, 3/15/2025	602,000	679,285
4.63%, 3/15/2045	745,000	1,025,403
Stryker Corp.:
1.15%, 6/15/2025	250,000	253,415
1.95%, 6/15/2030	450,000	459,108
2.90%, 6/15/2050	115,000	118,075
Security Description	Principal Amount	Value
3.50%, 3/15/2026	$216,000	$243,598
4.63%, 3/15/2046	460,000	600,259
Thermo Fisher Scientific, Inc.:
2.60%, 10/1/2029	512,000	557,732
2.95%, 9/19/2026	350,000	389,315
3.20%, 8/15/2027	484,000	545,066
4.50%, 3/25/2030	439,000	543,017
5.30%, 2/1/2044	125,000	174,110
Zimmer Biomet Holdings, Inc.:
3.55%, 4/1/2025	475,000	525,079
3.70%, 3/19/2023	300,000	320,382
4.45%, 8/15/2045	220,000	246,433
		16,593,515
HEALTH CARE SERVICES — 0.8%
Adventist Health System:
2.95%, 3/1/2029	100,000	103,331
3.63%, 3/1/2049	60,000	63,952
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	209,000	232,822
4.27%, 8/15/2048	120,000	153,064
Series 2020, 3.01%, 6/15/2050	100,000	105,729
Aetna, Inc.:
2.75%, 11/15/2022	239,000	248,570
2.80%, 6/15/2023	430,000	452,558
3.88%, 8/15/2047	330,000	368,234
4.13%, 11/15/2042	447,000	509,669
4.50%, 5/15/2042	171,000	202,729
4.75%, 3/15/2044	320,000	395,914
6.63%, 6/15/2036	156,000	222,054
AHS Hospital Corp. 5.02%, 7/1/2045	25,000	33,520
Allina Health System Series 2019, 3.89%, 4/15/2049	200,000	241,502
Anthem, Inc.:
2.25%, 5/15/2030	65,000	66,867
2.38%, 1/15/2025	285,000	302,462
2.88%, 9/15/2029	843,000	911,393
2.95%, 12/1/2022	347,000	364,430
3.13%, 5/15/2022	160,000	166,880
3.13%, 5/15/2050	235,000	238,462
3.30%, 1/15/2023	375,000	397,504
3.50%, 8/15/2024	302,000	330,932
3.65%, 12/1/2027	374,000	425,395
4.10%, 3/1/2028	505,000	588,037
4.55%, 3/1/2048	160,000	201,555
4.63%, 5/15/2042	361,000	453,376
4.65%, 1/15/2043	200,000	251,984
4.65%, 8/15/2044	355,000	445,571
Ascension Health:
3.95%, 11/15/2046	295,000	367,750

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 2.53%, 11/15/2029	$195,000	$211,382
Series B, 3.11%, 11/15/2039	85,000	89,618
Banner Health Series 2020, 3.18%, 1/1/2050	250,000	270,465
Baylor Scott & White Holdings 4.19%, 11/15/2045	365,000	446,424
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	250,000	242,912
Children's Health System of Texas 2.51%, 8/15/2050	225,000	215,939
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	65,000	64,773
Series 2020, 2.93%, 7/15/2050	135,000	131,661
Children's Hospital Medical Center 4.27%, 5/15/2044	200,000	253,316
Cigna Holding Co. 5.38%, 2/15/2042	125,000	157,306
CommonSpirit Health:
3.35%, 10/1/2029	576,000	611,787
4.19%, 10/1/2049	295,000	313,803
4.35%, 11/1/2042	175,000	189,569
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	250,000	238,025
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	100,000	109,453
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	120,421
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	40,000	48,636
4.50%, 7/1/2057	300,000	389,481
Series 2020, 2.68%, 9/1/2041	250,000	246,005
Series 2020, 2.88%, 9/1/2050	250,000	244,670
Hartford HealthCare Corp. 3.45%, 7/1/2054	170,000	167,135
HCA, Inc.:
4.13%, 6/15/2029	289,000	326,914
4.50%, 2/15/2027	260,000	291,707
4.75%, 5/1/2023	693,000	755,987
5.00%, 3/15/2024	410,000	459,036
5.13%, 6/15/2039	157,000	188,929
Security Description	Principal Amount	Value
5.25%, 6/15/2026	$399,700	$465,575
5.25%, 6/15/2049	377,000	458,168
5.50%, 6/15/2047	395,000	489,820
Humana, Inc.:
3.13%, 8/15/2029	143,000	158,098
3.15%, 12/1/2022 (b)	302,000	316,988
3.85%, 10/1/2024	125,000	138,095
3.95%, 3/15/2027	201,000	229,860
3.95%, 8/15/2049	145,000	172,521
4.63%, 12/1/2042	423,000	530,628
4.95%, 10/1/2044	172,000	228,161
IHC Health Services, Inc. 4.13%, 5/15/2048	85,000	109,744
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	311,000	399,259
Iowa Health System Series 2020, 3.67%, 2/15/2050 (b)	123,000	139,670
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	235,000	288,383
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	155,000	173,394
4.15%, 5/1/2047	162,000	204,868
Series 2019, 3.27%, 11/1/2049	140,000	155,684
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	465,000	491,714
3.25%, 9/1/2024	240,000	261,900
3.60%, 2/1/2025	500,000	555,115
4.70%, 2/1/2045	215,000	273,074
Mayo Clinic Series 2016, 4.13%, 11/15/2052	173,000	224,300
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	320,000	394,077
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	80,000	88,274
Memorial Sloan-Kettering Cancer Center:
5.00%, 7/1/2042	100,000	135,738
Series 2015, 4.20%, 7/1/2055	264,000	354,444
Series 2020, 2.96%, 1/1/2050	110,000	118,628
Methodist Hospital Series 20A, 2.71%, 12/1/2050	165,000	164,271
Montefiore Obligated Group Series 18-C, 5.25%, 11/1/2048	155,000	177,241

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	$50,000	$57,376
New York and Presbyterian Hospital:
2.26%, 8/1/2040	125,000	122,569
2.61%, 8/1/2060	105,000	101,155
4.02%, 8/1/2045	155,000	193,694
Series 2019, 3.95%, 8/1/2119	210,000	239,723
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	152,000	167,726
4.26%, 11/1/2047	300,000	346,017
NYU Langone Hospitals:
4.37%, 7/1/2047	165,000	193,708
4.78%, 7/1/2044	243,000	298,372
Series 2020, 3.38%, 7/1/2055	470,000	481,191
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	165,000	180,800
Orlando Health Obligated Group:
3.33%, 10/1/2050	100,000	100,000
4.09%, 10/1/2048	166,000	186,391
Partners Healthcare System, Inc.:
Series 2015, 4.12%, 7/1/2055	250,000	310,120
Series 2017, 3.77%, 7/1/2048	70,000	80,850
Series 2020, 3.19%, 7/1/2049	100,000	106,927
Series 2020, 3.34%, 7/1/2060	325,000	358,979
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	334,000	435,883
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	160,000	169,730
Series A, 3.93%, 10/1/2048	70,000	82,435
Series H, 2.75%, 10/1/2026	55,000	60,430
Series I, 3.74%, 10/1/2047	50,000	57,980
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	525,000	568,339
3.45%, 6/1/2026	107,000	120,990
4.20%, 6/30/2029	126,000	149,553
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	100,000	103,310
3.95%, 7/1/2046	90,000	102,921
Security Description	Principal Amount	Value
Sharp HealthCare Series 20B, 2.68%, 8/1/2050 (f)	$250,000	$249,847
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	100,000	113,098
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	100,000	107,524
Stanford Health Care Series 2018, 3.80%, 11/15/2048	115,000	141,693
Texas Health Resources 2.33%, 11/15/2050	155,000	144,124
Toledo Hospital 5.75%, 11/15/2038 (g)	221,000	260,899
Trinity Health Corp.:
4.13%, 12/1/2045	25,000	30,371
Series 2019, 3.43%, 12/1/2048	35,000	37,620
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	140,000	143,189
2.00%, 5/15/2030 (b)	210,000	219,513
2.75%, 5/15/2040	450,000	472,594
2.88%, 3/15/2023	393,000	415,932
2.88%, 8/15/2029	591,000	659,071
2.90%, 5/15/2050	300,000	315,819
2.95%, 10/15/2027	208,000	232,390
3.10%, 3/15/2026	827,000	924,784
3.13%, 5/15/2060	400,000	428,572
3.35%, 7/15/2022 (b)	285,000	300,307
3.38%, 4/15/2027	383,000	436,654
3.45%, 1/15/2027	518,000	589,059
3.50%, 8/15/2039	772,000	887,074
3.70%, 12/15/2025	126,000	144,226
3.70%, 8/15/2049	133,000	158,845
3.75%, 10/15/2047	356,000	421,995
3.85%, 6/15/2028	531,000	625,353
3.88%, 12/15/2028	189,000	224,746
3.88%, 8/15/2059	315,000	385,081
3.95%, 10/15/2042	180,000	218,090
4.20%, 1/15/2047	231,000	292,363
4.25%, 4/15/2047	376,000	478,355
4.45%, 12/15/2048	665,000	878,538
4.63%, 7/15/2035	371,000	486,118
5.95%, 2/15/2041	135,000	200,281
6.88%, 2/15/2038	240,000	385,490
Universal Health Services, Inc. 2.65%, 10/15/2030 (c)	500,000	498,220
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	205,000	257,263

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	$100,000	$96,179
		41,767,738
HOME BUILDERS — 0.0% (a)
D.R.Horton, Inc. 1.40%, 10/15/2027	500,000	497,970
DR Horton, Inc.:
2.50%, 10/15/2024 (b)	200,000	211,286
4.75%, 2/15/2023	140,000	151,599
NVR, Inc. 3.00%, 5/15/2030	410,000	442,759
		1,303,614
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027	312,000	330,040
4.40%, 3/15/2029	262,000	291,051
Whirlpool Corp.:
3.70%, 5/1/2025	207,000	231,318
4.00%, 3/1/2024 (b)	108,000	118,640
4.60%, 5/15/2050	200,000	245,688
4.75%, 2/26/2029 (b)	218,000	264,608
		1,481,345
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp.:
2.65%, 4/30/2030 (b)	125,000	133,969
4.88%, 12/6/2028	150,000	186,795
Church & Dwight Co., Inc. 3.95%, 8/1/2047	200,000	236,708
Clorox Co.:
1.80%, 5/15/2030	140,000	143,815
3.50%, 12/15/2024	166,000	184,775
3.90%, 5/15/2028	100,000	118,318
Kimberly-Clark Corp.:
1.05%, 9/15/2027	125,000	126,124
2.40%, 3/1/2022	100,000	102,720
2.75%, 2/15/2026	69,000	75,887
2.88%, 2/7/2050	115,000	126,892
3.05%, 8/15/2025 (b)	200,000	222,334
3.20%, 4/25/2029	262,000	300,496
3.95%, 11/1/2028	90,000	108,371
6.63%, 8/1/2037 (b)	236,000	377,366
		2,444,570
INSURANCE — 0.9%
ACE Capital Trust II 9.70%, 4/1/2030	90,000	134,465
Aflac, Inc. 4.75%, 1/15/2049	335,000	436,760
Security Description	Principal Amount	Value
Alleghany Corp.:
3.63%, 5/15/2030	$150,000	$168,990
4.90%, 9/15/2044	150,000	189,645
4.95%, 6/27/2022	56,000	59,801
Allstate Corp.:
3.28%, 12/15/2026	250,000	284,310
3.85%, 8/10/2049	100,000	120,438
4.50%, 6/15/2043	100,000	128,239
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (d)	350,000	447,954
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (d)	300,000	315,000
American Financial Group, Inc. 4.50%, 6/15/2047	185,000	204,823
American International Group, Inc.:
2.50%, 6/30/2025 (b)	350,000	373,548
3.40%, 6/30/2030	649,000	718,333
3.75%, 7/10/2025	252,000	282,401
3.88%, 1/15/2035	270,000	310,335
4.13%, 2/15/2024	566,000	626,845
4.20%, 4/1/2028	200,000	232,182
4.25%, 3/15/2029	112,000	131,725
4.38%, 6/30/2050	190,000	223,047
4.38%, 1/15/2055	475,000	545,110
4.70%, 7/10/2035	238,000	296,845
4.88%, 6/1/2022	497,000	532,590
3 Month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (d)	440,000	620,400
Aon Corp.:
2.80%, 5/15/2030	450,000	487,615
3.75%, 5/2/2029	210,000	242,716
4.50%, 12/15/2028	311,000	376,671
6.25%, 9/30/2040	273,000	402,959
8.21%, 1/1/2027	125,000	161,014
Aon PLC:
3.50%, 6/14/2024	170,000	185,654
4.00%, 11/27/2023	105,000	114,618
4.60%, 6/14/2044	171,000	217,898
Arch Capital Finance LLC 4.01%, 12/15/2026	144,000	167,066
Arch Capital Group US, Inc. 5.14%, 11/1/2043	215,000	273,856
Arch Capital Group, Ltd. 3.64%, 6/30/2050	175,000	187,824
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	415,000	450,752
Assurant, Inc.:
3.70%, 2/22/2030	78,000	81,193
4.00%, 3/15/2023	100,000	106,164
4.20%, 9/27/2023	125,000	134,567

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 3/27/2028	$208,000	$230,585
Athene Holding, Ltd. 4.13%, 1/12/2028	220,000	239,116
AXA SA 8.60%, 12/15/2030	191,000	289,485
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	139,000	152,910
5 year CMT + 3.19%, 4.90%, 1/15/2040 (d)	100,000	100,566
AXIS Specialty Finance PLC 4.00%, 12/6/2027	149,000	163,019
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030 (b)	311,000	323,972
3.00%, 5/15/2022 (b)	205,000	213,760
4.25%, 1/15/2049	654,000	849,212
4.40%, 5/15/2042	569,000	736,132
5.75%, 1/15/2040	100,000	153,100
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	128,000	134,828
3.13%, 3/15/2026 (b)	855,000	955,274
4.50%, 2/11/2043	245,000	325,654
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	362,000	375,890
4.70%, 6/22/2047	316,000	305,171
5.63%, 5/15/2030	170,000	197,703
Brown & Brown, Inc.:
2.38%, 3/15/2031	165,000	166,823
4.50%, 3/15/2029	142,000	160,645
Chubb Corp. 6.00%, 5/11/2037 (b)	545,000	815,903
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	415,000	411,033
2.70%, 3/13/2023	353,000	371,169
2.88%, 11/3/2022	200,000	209,452
3.15%, 3/15/2025	114,000	125,895
3.35%, 5/15/2024	150,000	164,560
3.35%, 5/3/2026	480,000	544,200
Cincinnati Financial Corp. 6.13%, 11/1/2034	183,000	260,425
CNA Financial Corp.:
2.05%, 8/15/2030	85,000	84,644
3.45%, 8/15/2027	227,000	254,907
CNO Financial Group, Inc. 5.25%, 5/30/2025 (b)	124,000	142,124
Enstar Group, Ltd. 4.95%, 6/1/2029	375,000	417,851
Equitable Holdings, Inc.:
3.90%, 4/20/2023	120,000	128,846
4.35%, 4/20/2028	333,000	379,190
5.00%, 4/20/2048	272,000	320,998
Fairfax Financial Holdings, Ltd. 4.63%, 4/29/2030 (c)	300,000	326,454
Security Description	Principal Amount	Value
Fidelity National Financial, Inc.:
3.40%, 6/15/2030 (b)	$100,000	$107,775
4.50%, 8/15/2028	226,000	260,119
5.50%, 9/1/2022	230,000	249,111
First American Financial Corp. 4.00%, 5/15/2030	180,000	198,043
Globe Life, Inc.:
2.15%, 8/15/2030	250,000	250,645
4.55%, 9/15/2028	172,000	205,371
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	70,000	71,856
4.50%, 4/15/2026 (b)	50,000	56,796
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029 (b)	770,000	833,656
4.40%, 3/15/2048	62,000	76,363
Kemper Corp. 4.35%, 2/15/2025	120,000	131,552
Lincoln National Corp.:
3.40%, 1/15/2031	270,000	300,529
3.63%, 12/12/2026 (b)	210,000	236,588
3.80%, 3/1/2028	178,000	204,937
4.00%, 9/1/2023	204,000	222,821
4.38%, 6/15/2050	140,000	162,100
Loews Corp.:
3.20%, 5/15/2030	40,000	44,691
3.75%, 4/1/2026	363,000	413,363
4.13%, 5/15/2043	100,000	115,709
Manulife Financial Corp.:
2.48%, 5/19/2027	175,000	186,996
5.38%, 3/4/2046	255,000	357,064
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (d)	234,000	253,722
Markel Corp.:
3.50%, 11/1/2027 (b)	164,000	180,787
4.30%, 11/1/2047	125,000	151,171
5.00%, 4/5/2046	223,000	295,234
5.00%, 5/20/2049	65,000	86,634
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030 (b)	241,000	252,787
2.75%, 1/30/2022	155,000	159,338
3.30%, 3/14/2023	100,000	106,012
3.50%, 6/3/2024	428,000	467,808
3.50%, 3/10/2025	167,000	184,557
3.75%, 3/14/2026	189,000	214,056
4.20%, 3/1/2048	305,000	384,825
4.35%, 1/30/2047	220,000	284,236
4.90%, 3/15/2049	305,000	425,136
Mercury General Corp. 4.40%, 3/15/2027	190,000	206,159
MetLife, Inc.:
3.60%, 4/10/2024	155,000	171,323
3.60%, 11/13/2025 (b)	212,000	240,414

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 3/1/2045	$100,000	$122,256
4.60%, 5/13/2046 (b)	128,000	167,414
4.72%, 12/15/2044	635,000	834,047
4.88%, 11/13/2043	185,000	247,684
5.70%, 6/15/2035	500,000	732,465
5.88%, 2/6/2041	139,000	202,680
6.40%, 12/15/2066	301,000	372,602
6.50%, 12/15/2032	100,000	148,971
10.75%, 8/1/2069	300,000	489,057
Series D, 4.37%, 9/15/2023	110,000	122,441
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	210,000	244,098
Old Republic International Corp. 4.88%, 10/1/2024	70,000	79,347
PartnerRe Finance B LLC 3.70%, 7/2/2029 (b)	308,000	343,636
Principal Financial Group, Inc.:
3.10%, 11/15/2026	163,000	181,455
3.30%, 9/15/2022	233,000	245,496
3.40%, 5/15/2025	90,000	99,694
3.70%, 5/15/2029	119,000	138,722
4.30%, 11/15/2046	176,000	211,103
Progressive Corp.:
4.00%, 3/1/2029 (b)	125,000	150,402
4.13%, 4/15/2047	125,000	160,389
4.35%, 4/25/2044	573,000	738,735
Prudential Financial, Inc.:
3.91%, 12/7/2047	481,000	540,437
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (d)	284,000	300,878
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (b) (d)	231,000	261,109
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (b) (d)	487,000	529,822
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (d)	317,000	337,995
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (d)	194,000	205,477
5 year CMT + 3.04%, 3.70%, 10/1/2050 (b) (d)	285,000	290,042
Series MTN, 2.10%, 3/10/2030 (b)	65,000	68,146
Series MTN, 3.00%, 3/10/2040	100,000	107,724
Series MTN, 3.50%, 5/15/2024 (b)	151,000	167,169
Security Description	Principal Amount	Value
Series MTN, 3.70%, 3/13/2051	$294,000	$323,229
Series MTN, 3.88%, 3/27/2028 (b)	124,000	145,746
Series MTN, 4.35%, 2/25/2050	475,000	569,653
Series MTN, 4.42%, 3/27/2048	280,000	337,784
Series MTN, 4.60%, 5/15/2044 (b)	160,000	199,043
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	85,000	92,620
3.90%, 5/15/2029	145,000	165,274
Series MTN, 4.70%, 9/15/2023	100,000	110,610
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029 (b)	442,000	499,067
Travelers Cos., Inc.:
2.55%, 4/27/2050	205,000	201,064
4.05%, 3/7/2048	237,000	295,345
4.10%, 3/4/2049 (b)	227,000	284,197
4.30%, 8/25/2045	210,000	266,301
4.60%, 8/1/2043	100,000	130,762
5.35%, 11/1/2040	228,000	320,048
Series MTN, 6.25%, 6/15/2037 (b)	250,000	378,360
Unum Group:
4.00%, 6/15/2029 (b)	187,000	204,290
4.50%, 12/15/2049	154,000	151,787
5.75%, 8/15/2042	160,000	182,202
Voya Financial, Inc.:
3.65%, 6/15/2026	274,000	309,932
4.80%, 6/15/2046	150,000	182,121
5.70%, 7/15/2043	200,000	266,990
3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (d)	200,000	199,884
W R Berkley Corp. 4.63%, 3/15/2022	317,000	334,733
Willis North America, Inc.:
2.95%, 9/15/2029	238,000	257,050
3.60%, 5/15/2024	186,000	203,088
3.88%, 9/15/2049	136,000	157,189
4.50%, 9/15/2028	205,000	244,971
5.05%, 9/15/2048	100,000	136,069
WR Berkley Corp. 4.75%, 8/1/2044	50,000	62,212
XLIT, Ltd.:
4.45%, 3/31/2025	129,000	145,422
5.25%, 12/15/2043	300,000	413,631
5.50%, 3/31/2045	320,000	423,184
		47,791,484
INTERNET — 0.4%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	250,000	262,843

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 11/28/2021	$276,000	$283,284
3.40%, 12/6/2027 (b)	804,000	900,657
3.60%, 11/28/2024	382,000	418,867
4.00%, 12/6/2037	250,000	297,162
4.20%, 12/6/2047	220,000	278,808
4.40%, 12/6/2057 (b)	508,000	684,032
4.50%, 11/28/2034 (b)	220,000	275,684
Alphabet, Inc.:
0.45%, 8/15/2025 (b)	110,000	109,566
0.80%, 8/15/2027 (b)	460,000	457,212
1.10%, 8/15/2030 (b)	260,000	257,629
1.90%, 8/15/2040	125,000	119,936
2.05%, 8/15/2050	260,000	243,064
2.25%, 8/15/2060	175,000	165,403
3.38%, 2/25/2024	640,000	704,480
Amazon.com, Inc.:
0.40%, 6/3/2023	345,000	345,687
0.80%, 6/3/2025	330,000	333,491
1.20%, 6/3/2027	276,000	280,493
1.50%, 6/3/2030	415,000	423,599
2.40%, 2/22/2023	754,000	790,290
2.50%, 11/29/2022	50,000	52,129
2.50%, 6/3/2050	300,000	306,228
2.70%, 6/3/2060	255,000	263,440
2.80%, 8/22/2024	891,000	965,416
3.15%, 8/22/2027	643,000	731,175
3.80%, 12/5/2024	246,000	276,912
3.88%, 8/22/2037	100,000	124,716
4.05%, 8/22/2047	616,000	797,252
4.25%, 8/22/2057	99,000	134,950
4.80%, 12/5/2034	531,000	732,037
4.95%, 12/5/2044	552,000	788,858
Baidu, Inc.:
2.88%, 7/6/2022	116,000	119,449
3.08%, 4/7/2025	155,000	164,278
3.50%, 11/28/2022	410,000	430,713
3.88%, 9/29/2023	200,000	214,906
4.13%, 6/30/2025	357,000	397,805
4.38%, 5/14/2024	270,000	296,768
4.38%, 3/29/2028 (b)	100,000	114,570
4.88%, 11/14/2028	200,000	237,722
Booking Holdings, Inc.:
3.55%, 3/15/2028	365,000	407,201
3.60%, 6/1/2026	619,000	685,388
E*TRADE Financial Corp.:
2.95%, 8/24/2022	280,000	291,718
4.50%, 6/20/2028	200,000	234,034
eBay, Inc.:
1.90%, 3/11/2025	140,000	145,909
2.60%, 7/15/2022	312,000	322,255
2.70%, 3/11/2030	140,000	148,592
2.75%, 1/30/2023	303,000	317,586
3.60%, 6/5/2027	430,000	485,229
4.00%, 7/15/2042	260,000	291,122
Security Description	Principal Amount	Value
Expedia Group, Inc.:
3.25%, 2/15/2030	$258,000	$248,475
3.60%, 12/15/2023 (c)	65,000	66,398
3.80%, 2/15/2028	386,000	387,505
4.50%, 8/15/2024 (b)	155,000	164,929
4.63%, 8/1/2027 (c)	115,000	120,683
JD.com, Inc.:
3.38%, 1/14/2030 (b)	425,000	460,368
3.88%, 4/29/2026	313,000	347,302
4.13%, 1/14/2050	265,000	289,658
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029 (b)	169,000	187,604
2.95%, 4/1/2022	200,000	206,678
3.30%, 4/1/2027	429,000	480,969
Tencent Music Entertainment Group:
1.38%, 9/3/2025 (b)	225,000	223,837
2.00%, 9/3/2030 (b)	225,000	220,309
Weibo Corp. 3.50%, 7/5/2024	420,000	442,609
		21,957,869
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp.:
3.25%, 7/15/2025	200,000	198,408
3.88%, 1/15/2026	500,000	509,075
4.20%, 6/10/2024	658,000	683,945
4.25%, 3/1/2025	101,000	104,634
FS KKR Capital Corp. 4.13%, 2/1/2025	350,000	346,328
Golub Capital BDC 3.38%, 4/15/2024	250,000	250,213
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	55,000	54,960
Owl Rock Capital Corp.:
3.75%, 7/22/2025	100,000	99,694
4.00%, 3/30/2025	200,000	201,814
4.25%, 1/15/2026	250,000	253,213
Sixth Street Specialty Lending, Inc. 3.88%, 11/1/2024	185,000	187,967
		2,890,251
IRON/STEEL — 0.1%
Nucor Corp.:
2.00%, 6/1/2025	90,000	94,107
2.70%, 6/1/2030 (b)	80,000	85,932
3.95%, 5/1/2028	195,000	227,403
4.13%, 9/15/2022	310,000	328,733
4.40%, 5/1/2048	160,000	207,626
5.20%, 8/1/2043	200,000	270,546
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	305,000	304,765
2.15%, 8/15/2030	90,000	88,267

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 4/15/2023	$222,000	$240,390
Steel Dynamics, Inc.:
2.40%, 6/15/2025 (b)	85,000	89,040
2.80%, 12/15/2024	182,000	192,334
3.25%, 1/15/2031 (b)	100,000	107,415
3.45%, 4/15/2030	289,000	318,157
Vale Overseas, Ltd.:
3.75%, 7/8/2030	440,000	452,470
6.25%, 8/10/2026	260,000	307,307
6.88%, 11/21/2036	471,000	612,823
6.88%, 11/10/2039	752,000	993,024
8.25%, 1/17/2034 (b)	156,000	220,511
		5,140,850
LEISURE TIME — 0.0% (a)
Harley-Davidson, Inc.:
3.50%, 7/28/2025 (b)	100,000	105,792
4.63%, 7/28/2045	300,000	329,115
		434,907
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029 (b)	200,000	211,726
3.70%, 1/15/2031 (b)	105,000	110,571
Hyatt Hotels Corp.:
4.38%, 9/15/2028	273,000	280,251
4.85%, 3/15/2026	25,000	26,860
Las Vegas Sands Corp.:
2.90%, 6/25/2025	415,000	413,427
3.20%, 8/8/2024	205,000	207,130
Marriott International, Inc.:
3.60%, 4/15/2024	223,000	230,678
3.75%, 10/1/2025	350,000	359,677
4.63%, 6/15/2030	225,000	241,614
Series GG, 3.50%, 10/15/2032	90,000	89,176
Series R, 3.13%, 6/15/2026	221,000	219,838
Series X, 4.00%, 4/15/2028	300,000	307,476
Series Z, 4.15%, 12/1/2023 (b)	200,000	210,716
Sands China, Ltd.:
4.60%, 8/8/2023	692,000	739,727
5.13%, 8/8/2025	155,000	169,333
5.40%, 8/8/2028	580,000	647,843
		4,466,043
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	288,000	299,353
3.38%, 4/3/2023	116,000	124,093
4.38%, 5/8/2042	185,000	237,929
Security Description	Principal Amount	Value
Caterpillar Financial Services Corp.:
0.65%, 7/7/2023	$250,000	$251,115
1.93%, 10/1/2021	374,000	380,272
Series MTN, 0.45%, 9/14/2023	355,000	355,387
Series MTN, 0.95%, 5/13/2022	300,000	302,940
Series MTN, 1.10%, 9/14/2027	500,000	501,545
Series MTN, 1.45%, 5/15/2025	300,000	309,759
Series MTN, 1.95%, 11/18/2022	254,000	262,379
Series MTN, 2.85%, 6/1/2022	100,000	104,056
Series MTN, 2.85%, 5/17/2024	200,000	215,806
Series MTN, 2.95%, 2/26/2022	360,000	373,280
Series MTN, 3.30%, 6/9/2024	117,000	128,214
Caterpillar, Inc.:
2.60%, 9/19/2029 (b)	175,000	191,779
2.60%, 4/9/2030	194,000	212,529
3.25%, 9/19/2049	145,000	162,093
3.80%, 8/15/2042	444,000	542,297
4.75%, 5/15/2064	584,000	822,272
6.05%, 8/15/2036	105,000	153,900
Oshkosh Corp. 4.60%, 5/15/2028	410,000	471,111
		6,402,109
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.88%, 1/15/2026	500,000	499,500
1.95%, 7/2/2023	80,000	81,451
4.20%, 1/15/2024	162,000	174,578
4.38%, 4/5/2022	205,000	214,834
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	183,000	197,949
Crane Co. 4.20%, 3/15/2048	115,000	121,834
Deere & Co.:
2.60%, 6/8/2022	129,000	133,211
3.90%, 6/9/2042	105,000	134,028
Dover Corp.:
2.95%, 11/4/2029	20,000	21,693
3.15%, 11/15/2025	580,000	639,177
Flowserve Corp.:
3.50%, 10/1/2030	70,000	69,541
4.00%, 11/15/2023	295,000	309,151
IDEX Corp. 3.00%, 5/1/2030	125,000	137,566

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
John Deere Capital Corp.:
Series MTN, 0.55%, 7/5/2022	$415,000	$416,714
Series MTN, 0.70%, 7/5/2023	425,000	429,845
Series MTN, 1.20%, 4/6/2023	70,000	71,383
Series MTN, 1.75%, 3/9/2027	250,000	261,125
Series MTN, 1.95%, 6/13/2022	245,000	251,689
Series MTN, 2.05%, 1/9/2025 (b)	200,000	212,042
Series MTN, 2.15%, 9/8/2022	149,000	154,306
Series MTN, 2.25%, 9/14/2026	200,000	217,186
Series MTN, 2.45%, 1/9/2030 (b)	365,000	397,229
Series MTN, 2.60%, 3/7/2024	344,000	367,657
Series MTN, 2.65%, 6/24/2024	316,000	340,285
Series MTN, 2.65%, 6/10/2026	280,000	308,146
Series MTN, 2.70%, 1/6/2023	221,000	232,503
Series MTN, 2.80%, 9/8/2027	104,000	115,586
Series MTN, 2.80%, 7/18/2029	300,000	333,984
Series MTN, 2.95%, 4/1/2022	335,000	348,129
Series MTN, 3.05%, 1/6/2028 (b)	220,000	246,569
Series MTN, 3.20%, 1/10/2022	150,000	155,463
Series MTN, 3.45%, 1/10/2024	105,000	114,743
nVent Finance Sarl:
3.95%, 4/15/2023	60,000	62,398
4.55%, 4/15/2028	100,000	107,424
Otis Worldwide Corp.:
2.06%, 4/5/2025	705,000	741,864
2.29%, 4/5/2027	230,000	244,492
3.11%, 2/15/2040	500,000	534,620
Rockwell Automation, Inc. 2.88%, 3/1/2025	100,000	108,946
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	355,000	374,454
4.95%, 9/15/2028	226,000	263,195
Xylem, Inc.:
1.95%, 1/30/2028	165,000	172,184
2.25%, 1/30/2031 (b)	255,000	269,589
3.25%, 11/1/2026	280,000	311,612
		10,899,875
Security Description	Principal Amount	Value
MEDIA — 1.0%
CBS Corp.:
4.00%, 1/15/2026	$135,000	$152,056
4.20%, 6/1/2029 (b)	119,000	137,468
4.20%, 5/19/2032 (b)	300,000	342,420
4.95%, 5/19/2050 (b)	500,000	582,915
7.88%, 7/30/2030	354,000	509,427
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.80%, 4/1/2031	106,000	110,006
3.75%, 2/15/2028	84,000	92,978
4.20%, 3/15/2028	217,000	246,200
4.46%, 7/23/2022	469,000	496,629
4.80%, 3/1/2050	500,000	565,795
4.91%, 7/23/2025	960,000	1,108,397
5.05%, 3/30/2029	281,000	336,281
5.13%, 7/1/2049	230,000	268,592
5.38%, 4/1/2038	345,000	415,728
5.38%, 5/1/2047	802,000	950,827
5.75%, 4/1/2048	579,000	718,852
6.38%, 10/23/2035	278,000	384,029
6.48%, 10/23/2045	908,000	1,219,807
6.83%, 10/23/2055	420,000	585,115
Class USD, 4.50%, 2/1/2024	738,000	817,984
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	16,000	19,055
Comcast Corp.:
1.95%, 1/15/2031	175,000	179,779
2.35%, 1/15/2027 (b)	555,000	595,759
2.45%, 8/15/2052	425,000	397,362
2.65%, 2/1/2030	759,000	824,760
2.65%, 8/15/2062 (b)	175,000	166,261
2.80%, 1/15/2051	140,000	141,145
3.00%, 2/1/2024 (b)	276,000	297,431
3.15%, 3/1/2026	945,000	1,053,684
3.15%, 2/15/2028	404,000	453,825
3.20%, 7/15/2036	722,000	800,655
3.25%, 11/1/2039	80,000	89,026
3.30%, 2/1/2027	348,000	392,749
3.30%, 4/1/2027	200,000	226,220
3.38%, 2/15/2025 (b)	250,000	276,640
3.38%, 8/15/2025	543,000	605,602
3.40%, 7/15/2046	93,000	103,282
3.45%, 2/1/2050	160,000	179,688
3.70%, 4/15/2024	773,000	853,237
3.75%, 4/1/2040	115,000	135,254
3.90%, 3/1/2038	559,000	663,136
3.97%, 11/1/2047	670,000	803,578
4.00%, 8/15/2047	300,000	361,101
4.00%, 3/1/2048	278,000	336,119
4.00%, 11/1/2049	537,000	647,939

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 11/1/2052	$656,000	$805,739
4.15%, 10/15/2028	115,000	138,490
4.20%, 8/15/2034	604,000	751,998
4.25%, 10/15/2030	637,000	782,905
4.25%, 1/15/2033	214,000	266,312
4.40%, 8/15/2035	493,000	624,646
4.50%, 1/15/2043	335,000	426,117
4.60%, 10/15/2038	640,000	817,459
4.60%, 8/15/2045	428,000	551,962
4.65%, 7/15/2042	323,000	421,525
4.70%, 10/15/2048	335,000	445,426
4.75%, 3/1/2044	450,000	593,950
4.95%, 10/15/2058	280,000	402,968
5.65%, 6/15/2035	285,000	404,543
6.40%, 5/15/2038	272,000	413,949
6.45%, 3/15/2037	100,000	149,674
6.50%, 11/15/2035	100,000	151,717
Discovery Communications LLC:
2.95%, 3/20/2023	237,000	249,762
3.63%, 5/15/2030	250,000	277,165
3.80%, 3/13/2024	385,000	419,896
4.00%, 9/15/2055 (c)	947,000	964,889
4.13%, 5/15/2029	153,000	175,317
4.65%, 5/15/2050	400,000	456,652
4.90%, 3/11/2026	193,000	225,644
5.20%, 9/20/2047	491,000	593,315
5.30%, 5/15/2049	125,000	151,948
Fox Corp.:
3.67%, 1/25/2022	59,000	61,519
4.03%, 1/25/2024	399,000	439,135
4.71%, 1/25/2029	681,000	816,322
5.48%, 1/25/2039	483,000	644,911
5.58%, 1/25/2049	160,000	221,288
Grupo Televisa SAB:
5.00%, 5/13/2045	255,000	288,183
5.25%, 5/24/2049	556,000	655,752
6.13%, 1/31/2046 (b)	150,000	195,954
6.63%, 3/18/2025	397,000	480,731
6.63%, 1/15/2040 (b)	180,000	237,506
NBCUniversal Media LLC:
4.45%, 1/15/2043	590,000	744,627
5.95%, 4/1/2041	656,000	973,668
6.40%, 4/30/2040	100,000	153,253
TCI Communications, Inc.:
7.13%, 2/15/2028	107,000	148,112
7.88%, 2/15/2026	250,000	337,812
Thomson Reuters Corp. 5.85%, 4/15/2040	500,000	665,175
Time Warner Cable LLC:
4.50%, 9/15/2042	317,000	343,495
5.50%, 9/1/2041	270,000	327,718
5.88%, 11/15/2040	395,000	496,851
6.55%, 5/1/2037	345,000	458,598
6.75%, 6/15/2039	405,000	554,372
Security Description	Principal Amount	Value
7.30%, 7/1/2038	$620,000	$875,930
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	64,000	71,007
4.38%, 8/16/2041	465,000	574,963
Series GMTN, 3.15%, 9/17/2025	100,000	111,083
Series GMTN, 4.13%, 6/1/2044	208,000	250,166
Series MTN, 1.85%, 7/30/2026 (b)	222,000	232,629
Series MTN, 2.35%, 12/1/2022	214,000	222,635
Series MTN, 2.95%, 6/15/2027 (b)	187,000	206,829
Series MTN, 3.70%, 12/1/2042	442,000	502,032
ViacomCBS, Inc.:
3.70%, 6/1/2028	425,000	471,172
3.88%, 4/1/2024	447,000	486,068
4.38%, 3/15/2043	658,000	700,428
4.85%, 7/1/2042	500,000	555,370
4.90%, 8/15/2044	113,000	128,821
5.25%, 4/1/2044	250,000	290,538
Walt Disney Co.:
1.65%, 9/1/2022 (b)	155,000	158,591
1.75%, 8/30/2024 (b)	576,000	599,230
1.75%, 1/13/2026	204,000	212,178
2.00%, 9/1/2029	603,000	622,417
2.20%, 1/13/2028	309,000	325,371
2.65%, 1/13/2031 (b)	1,330,000	1,435,642
2.75%, 9/1/2049	217,000	209,865
3.00%, 9/15/2022	100,000	105,022
3.38%, 11/15/2026	300,000	338,037
3.50%, 5/13/2040	275,000	310,519
3.60%, 1/13/2051	225,000	254,489
3.70%, 9/15/2024	129,000	142,806
3.80%, 3/22/2030	1,374,000	1,627,146
3.80%, 5/13/2060	245,000	283,031
4.70%, 3/23/2050	500,000	659,160
4.75%, 9/15/2044	200,000	253,640
4.75%, 11/15/2046	25,000	32,208
5.40%, 10/1/2043	250,000	343,350
6.15%, 3/1/2037	200,000	286,380
6.20%, 12/15/2034	420,000	622,045
6.65%, 11/15/2037	154,000	231,813
		56,286,354
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp.:
2.50%, 1/15/2023	832,000	868,209
4.38%, 6/15/2045	160,000	199,149
Timken Co.:
3.88%, 9/1/2024 (b)	95,000	100,955
4.50%, 12/15/2028	370,000	406,567

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Valmont Industries, Inc. 5.25%, 10/1/2054	$380,000	$407,516
		1,982,396
MINING — 0.1%
Barrick Gold Corp. 5.25%, 4/1/2042	215,000	294,834
Barrick North America Finance LLC:
5.70%, 5/30/2041	221,000	311,139
5.75%, 5/1/2043	355,000	516,784
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	163,000	235,080
BHP Billiton Finance USA, Ltd. 2.88%, 2/24/2022	657,000	678,156
Kinross Gold Corp. 5.95%, 3/15/2024 (b)	40,000	45,673
Newmont Corp.:
2.25%, 10/1/2030 (b)	597,000	617,847
5.45%, 6/9/2044	150,000	212,813
5.88%, 4/1/2035	130,000	185,106
6.25%, 10/1/2039	156,000	233,365
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	170,000	217,876
Rio Tinto Finance USA, Ltd.:
3.75%, 6/15/2025	902,000	1,020,324
7.13%, 7/15/2028	181,000	256,073
Southern Copper Corp.:
3.50%, 11/8/2022	185,000	194,298
5.25%, 11/8/2042	295,000	372,098
5.88%, 4/23/2045 (b)	151,000	204,854
7.50%, 7/27/2035	560,000	818,664
Teck Resources, Ltd.:
6.00%, 8/15/2040	423,000	474,369
6.13%, 10/1/2035	200,000	240,186
6.25%, 7/15/2041	229,000	263,650
		7,393,189
MISCELLANEOUS MANUFACTURER — 0.3%
3M Co.:
1.75%, 2/14/2023 (b)	300,000	309,621
2.00%, 2/14/2025 (b)	142,000	150,467
2.88%, 10/15/2027	149,000	166,056
3.05%, 4/15/2030	370,000	422,914
3.25%, 8/26/2049	264,000	295,759
Series MTN, 2.00%, 6/26/2022 (b)	106,000	109,051
Series MTN, 2.75%, 3/1/2022	260,000	268,484
Series MTN, 3.00%, 8/7/2025	250,000	277,690
Series MTN, 3.25%, 2/14/2024	281,000	305,773
Security Description	Principal Amount	Value
Series MTN, 3.38%, 3/1/2029 (b)	$465,000	$535,475
Carlisle Cos., Inc.:
2.75%, 3/1/2030	165,000	175,862
3.75%, 11/15/2022	150,000	157,171
Eaton Corp.:
3.10%, 9/15/2027	118,000	131,587
3.92%, 9/15/2047	50,000	59,424
4.00%, 11/2/2032	270,000	325,520
4.15%, 11/2/2042	172,000	211,689
General Electric Co.:
3.45%, 5/1/2027	1,500,000	1,585,575
3.63%, 5/1/2030	250,000	259,000
4.13%, 10/9/2042	175,000	175,122
4.25%, 5/1/2040	515,000	522,921
4.35%, 5/1/2050	555,000	565,878
4.50%, 3/11/2044	252,000	261,180
Series A, 6.75%, 3/15/2032 (b)	883,000	1,104,589
Series GMTN, 6.15%, 8/7/2037	243,000	289,678
Series GMTN, 6.88%, 1/10/2039	366,000	467,858
Series MTN, 5.88%, 1/14/2038	558,000	649,986
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	225,000	246,683
3.90%, 9/1/2042	191,000	237,241
4.88%, 9/15/2041	100,000	137,634
Parker-Hannifin Corp.:
2.70%, 6/14/2024	221,000	236,508
3.25%, 3/1/2027	203,000	224,041
3.25%, 6/14/2029	131,000	146,797
Series MTN, 3.50%, 9/15/2022	250,000	264,495
Series MTN, 4.20%, 11/21/2034	300,000	367,302
Series MTN, 6.25%, 5/15/2038	200,000	283,438
Pentair Finance Sarl 4.50%, 7/1/2029	75,000	85,407
Textron, Inc.:
2.45%, 3/15/2031	155,000	155,057
3.00%, 6/1/2030	150,000	157,843
3.65%, 3/15/2027	358,000	391,434
3.88%, 3/1/2025	55,000	60,559
3.90%, 9/17/2029	536,000	600,717
4.00%, 3/15/2026	50,000	55,143
Trane Technologies Global Holding Co., Ltd.:
3.75%, 8/21/2028	117,000	134,943
4.30%, 2/21/2048	70,000	83,366
5.75%, 6/15/2043	190,000	266,283
Trane Technologies Luxembourg Finance SA:
3.80%, 3/21/2029 (b)	141,000	165,321

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/21/2049	$421,000	$529,029
		14,613,571
OFFICE FURNISHINGS — 0.0% (a)
Steelcase, Inc. 5.13%, 1/18/2029	366,000	409,199
OIL & GAS — 1.3%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (b)	325,000	322,010
2.75%, 5/10/2023	536,000	565,587
2.77%, 11/10/2050	325,000	298,857
3.00%, 2/24/2050	222,000	212,674
3.02%, 1/16/2027	257,000	281,849
3.12%, 5/4/2026	180,000	198,706
3.22%, 11/28/2023	194,000	208,554
3.25%, 5/6/2022	374,000	390,276
3.41%, 2/11/2026	499,000	556,969
3.59%, 4/14/2027	100,000	112,170
3.79%, 2/6/2024	222,000	243,392
4.23%, 11/6/2028 (b)	1,010,000	1,196,678
BP Capital Markets PLC:
3.06%, 3/17/2022	202,000	209,700
3.28%, 9/19/2027 (b)	775,000	860,878
3.51%, 3/17/2025	616,000	686,501
3.54%, 11/4/2024	203,000	224,368
3.72%, 11/28/2028	122,000	140,209
3.81%, 2/10/2024	282,000	309,895
3.99%, 9/26/2023	189,000	207,414
Burlington Resources LLC 5.95%, 10/15/2036	234,000	317,711
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	265,000	270,149
2.95%, 1/15/2023	135,000	140,353
2.95%, 7/15/2030	250,000	251,973
3.45%, 11/15/2021	112,000	114,489
3.85%, 6/1/2027	261,000	281,906
6.25%, 3/15/2038	190,000	225,942
6.45%, 6/30/2033	103,000	126,120
6.50%, 2/15/2037	250,000	304,603
6.75%, 2/1/2039	165,000	209,677
Series GMTN, 4.95%, 6/1/2047	150,000	168,009
Chevron Corp.:
1.14%, 5/11/2023	55,000	56,058
1.55%, 5/11/2025	1,165,000	1,207,138
2.00%, 5/11/2027	155,000	164,119
2.24%, 5/11/2030 (b)	1,083,000	1,149,431
2.41%, 3/3/2022	136,000	139,517
2.57%, 5/16/2023	279,000	293,798
2.90%, 3/3/2024 (b)	227,000	243,755
2.98%, 5/11/2040	120,000	129,577
3.08%, 5/11/2050	200,000	216,006
3.19%, 6/24/2023 (b)	457,000	488,766
Security Description	Principal Amount	Value
3.33%, 11/17/2025 (b)	$150,000	$168,849
Chevron USA, Inc.:
0.33%, 8/12/2022 (b)	165,000	165,140
0.43%, 8/11/2023	75,000	75,070
0.69%, 8/12/2025	165,000	164,485
1.02%, 8/12/2027	504,000	503,405
2.34%, 8/12/2050 (b)	155,000	146,058
Cimarex Energy Co.:
3.90%, 5/15/2027	202,000	203,519
4.38%, 3/15/2029 (b)	204,000	211,079
CNOOC Finance 2013, Ltd.:
2.88%, 9/30/2029	325,000	346,639
4.25%, 5/9/2043	220,000	269,020
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045 (b)	150,000	183,626
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025 (b)	400,000	440,108
4.38%, 5/2/2028 (b)	220,000	257,213
CNOOC Finance, Ltd. 3.00%, 5/9/2023	870,000	911,821
CNOOC Nexen Finance 2014 ULC:
4.25%, 4/30/2024	135,000	148,784
4.88%, 4/30/2044	405,000	539,772
Concho Resources, Inc.:
2.40%, 2/15/2031	234,000	223,568
3.75%, 10/1/2027	423,000	457,783
4.30%, 8/15/2028	200,000	220,754
4.85%, 8/15/2048	75,000	82,561
ConocoPhillips:
5.90%, 10/15/2032	188,000	258,489
5.90%, 5/15/2038	470,000	643,369
6.50%, 2/1/2039	707,000	1,041,482
ConocoPhillips Co.:
4.30%, 11/15/2044	247,000	297,084
4.95%, 3/15/2026 (b)	188,000	224,566
6.95%, 4/15/2029	541,000	751,811
Devon Energy Corp.:
4.75%, 5/15/2042	562,000	521,991
5.00%, 6/15/2045	275,000	261,580
5.60%, 7/15/2041	350,000	353,668
7.95%, 4/15/2032	100,000	129,218
Diamondback Energy, Inc.:
2.88%, 12/1/2024	113,000	114,394
3.25%, 12/1/2026	775,000	777,550
3.50%, 12/1/2029	285,000	274,834
Ecopetrol SA:
4.13%, 1/16/2025	904,000	950,366
5.88%, 5/28/2045	545,000	596,279
Eni USA, Inc. 7.30%, 11/15/2027	316,000	406,186
EOG Resources, Inc.:
3.90%, 4/1/2035	580,000	650,609
4.15%, 1/15/2026	100,000	114,676

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 4/15/2030	$250,000	$294,620
Equinor ASA:
1.75%, 1/22/2026 (b)	440,000	456,702
2.38%, 5/22/2030	325,000	343,736
2.45%, 1/17/2023	418,000	436,705
3.13%, 4/6/2030	1,297,000	1,455,156
3.15%, 1/23/2022	169,000	174,964
3.25%, 11/18/2049	435,000	460,726
3.70%, 3/1/2024	175,000	193,624
3.95%, 5/15/2043	325,000	378,830
4.80%, 11/8/2043	365,000	471,481
Exxon Mobil Corp.:
1.90%, 8/16/2022	102,000	105,015
2.02%, 8/16/2024 (b)	311,000	327,001
2.28%, 8/16/2026 (b)	172,000	184,401
2.40%, 3/6/2022 (b)	305,000	313,006
2.61%, 10/15/2030	2,400,000	2,593,872
2.71%, 3/6/2025	743,000	802,759
2.73%, 3/1/2023	535,000	562,606
3.04%, 3/1/2026	216,000	238,453
3.10%, 8/16/2049	214,000	221,002
3.18%, 3/15/2024	243,000	262,698
4.11%, 3/1/2046	426,000	505,709
4.33%, 3/19/2050	2,120,000	2,652,332
Hess Corp.:
5.60%, 2/15/2041	190,000	206,631
5.80%, 4/1/2047	127,000	140,264
6.00%, 1/15/2040	138,000	152,915
7.13%, 3/15/2033	500,000	601,890
7.30%, 8/15/2031	240,000	292,668
7.88%, 10/1/2029	100,000	125,061
HollyFrontier Corp. 5.88%, 4/1/2026	292,000	320,006
Husky Energy, Inc.:
3.95%, 4/15/2022	163,000	168,131
4.40%, 4/15/2029 (b)	419,000	439,904
6.80%, 9/15/2037	223,000	276,413
Marathon Oil Corp.:
6.60%, 10/1/2037	765,000	787,116
6.80%, 3/15/2032	330,000	354,710
Marathon Petroleum Corp.:
3.80%, 4/1/2028 (b)	190,000	206,224
4.50%, 4/1/2048	300,000	303,399
4.70%, 5/1/2025	399,000	450,299
4.75%, 12/15/2023	161,000	176,831
4.75%, 9/15/2044	360,000	375,142
5.00%, 9/15/2054	159,000	163,904
5.13%, 12/15/2026	58,000	67,553
6.50%, 3/1/2041	403,000	488,754
Newfield Exploration Co. 5.38%, 1/1/2026	93,000	87,293
Nexen, Inc.:
5.88%, 3/10/2035	115,000	164,236
6.40%, 5/15/2037	516,000	752,395
7.88%, 3/15/2032	272,000	422,949
Security Description	Principal Amount	Value
Noble Energy, Inc.:
3.25%, 10/15/2029 (b)	$100,000	$111,015
3.85%, 1/15/2028 (b)	5,000	5,672
3.90%, 11/15/2024	350,000	383,267
4.20%, 10/15/2049	200,000	237,272
4.95%, 8/15/2047	335,000	439,493
5.25%, 11/15/2043	515,000	676,808
6.00%, 3/1/2041	99,000	139,024
Ovintiv, Inc.:
6.50%, 8/15/2034 (b)	0	—
6.63%, 8/15/2037	100,000	89,744
7.38%, 11/1/2031 (b)	0	—
Petro-Canada 6.80%, 5/15/2038	255,000	332,829
Phillips 66:
2.15%, 12/15/2030 (b)	400,000	388,364
3.85%, 4/9/2025	400,000	443,852
3.90%, 3/15/2028 (b)	267,000	300,378
4.30%, 4/1/2022	307,000	323,830
4.88%, 11/15/2044	420,000	498,897
5.88%, 5/1/2042	377,000	496,328
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	400,000	376,020
4.45%, 1/15/2026 (b)	68,000	78,670
Shell International Finance B.V.:
0.38%, 9/15/2023	500,000	498,625
2.00%, 11/7/2024	331,000	347,927
2.38%, 8/21/2022 (b)	250,000	259,410
2.38%, 11/7/2029	365,000	385,736
2.50%, 9/12/2026	415,000	452,030
2.75%, 4/6/2030	210,000	229,704
2.88%, 5/10/2026	318,000	351,838
3.13%, 11/7/2049	418,000	432,036
3.25%, 5/11/2025	752,000	832,389
3.25%, 4/6/2050	1,050,000	1,116,759
3.40%, 8/12/2023 (b)	293,000	317,173
3.50%, 11/13/2023	515,000	560,557
3.63%, 8/21/2042	285,000	310,602
3.88%, 11/13/2028	334,000	390,342
4.00%, 5/10/2046	599,000	699,578
4.13%, 5/11/2035	346,000	416,982
4.38%, 5/11/2045	409,000	498,919
4.55%, 8/12/2043	185,000	230,910
6.38%, 12/15/2038	270,000	403,150
Suncor Energy, Inc.:
2.80%, 5/15/2023	130,000	136,383
3.10%, 5/15/2025	115,000	123,747
3.60%, 12/1/2024	296,000	323,057
4.00%, 11/15/2047	731,000	747,162
7.15%, 2/1/2032	225,000	295,218
Total Capital International SA:
2.43%, 1/10/2025	309,000	329,209
2.70%, 1/25/2023	126,000	132,504

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.83%, 1/10/2030 (b)	$317,000	$350,735
2.88%, 2/17/2022	381,000	394,133
2.99%, 6/29/2041	250,000	260,368
3.13%, 5/29/2050	400,000	413,372
3.39%, 6/29/2060	250,000	263,563
3.46%, 2/19/2029	462,000	530,713
3.46%, 7/12/2049	195,000	213,724
3.70%, 1/15/2024	315,000	345,968
3.75%, 4/10/2024	199,000	219,865
Total Capital SA 3.88%, 10/11/2028	212,000	250,571
Valero Energy Corp.:
1.20%, 3/15/2024	250,000	249,735
2.15%, 9/15/2027	250,000	249,340
2.85%, 4/15/2025 (b)	250,000	262,263
3.65%, 3/15/2025	54,000	58,449
4.90%, 3/15/2045 (b)	155,000	171,787
6.63%, 6/15/2037	317,000	397,347
7.50%, 4/15/2032	800,000	1,078,496
		70,627,115
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
3.14%, 11/7/2029	290,000	302,142
3.34%, 12/15/2027	46,000	48,866
4.08%, 12/15/2047	514,000	515,249
4.49%, 5/1/2030	395,000	451,809
Halliburton Co.:
2.92%, 3/1/2030 (b)	250,000	246,142
3.50%, 8/1/2023 (b)	167,000	177,012
5.00%, 11/15/2045	613,000	625,842
6.70%, 9/15/2038	380,000	459,952
7.45%, 9/15/2039	345,000	444,253
National Oilwell Varco, Inc. 3.60%, 12/1/2029 (b)	200,000	194,962
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025 (b)	65,000	65,861
Schlumberger Investment SA:
2.65%, 6/26/2030	500,000	504,650
3.65%, 12/1/2023	444,000	479,427
		4,516,167
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	125,000	147,616
Bemis Co., Inc.:
2.63%, 6/19/2030 (b)	75,000	79,766
4.50%, 10/15/2021	100,000	103,225
Packaging Corp. of America:
3.00%, 12/15/2029	100,000	109,613
3.40%, 12/15/2027	172,000	192,184
4.05%, 12/15/2049 (b)	50,000	60,361
Security Description	Principal Amount	Value
4.50%, 11/1/2023	$135,000	$148,809
Sonoco Products Co. 5.75%, 11/1/2040	105,000	136,085
WestRock RKT LLC 4.00%, 3/1/2023	100,000	106,861
WRKCo, Inc.:
3.00%, 9/15/2024	619,000	665,438
3.00%, 6/15/2033	115,000	125,173
3.38%, 9/15/2027	650,000	715,429
3.90%, 6/1/2028	348,000	397,830
4.00%, 3/15/2028	178,000	203,589
4.20%, 6/1/2032	60,000	72,438
		3,264,417
PHARMACEUTICALS — 1.9%
AbbVie, Inc.:
2.15%, 11/19/2021 (c)	790,000	804,394
2.30%, 11/21/2022 (c)	840,000	869,602
2.60%, 11/21/2024 (c)	195,000	206,694
2.90%, 11/6/2022	730,000	765,449
2.95%, 11/21/2026 (c)	593,000	645,801
3.20%, 11/21/2029 (c)	1,460,000	1,607,840
3.25%, 10/1/2022 (c)	527,000	550,799
3.45%, 3/15/2022 (c)	190,000	196,910
3.60%, 5/14/2025	1,644,000	1,821,404
3.75%, 11/14/2023	495,000	539,763
3.80%, 3/15/2025 (c)	690,000	764,396
3.85%, 6/15/2024 (c)	251,000	274,827
4.05%, 11/21/2039 (c)	605,000	694,346
4.25%, 11/14/2028	404,000	479,673
4.25%, 11/21/2049 (c)	1,310,000	1,549,481
4.40%, 11/6/2042	529,000	627,225
4.45%, 5/14/2046	1,095,000	1,306,872
4.50%, 5/14/2035	853,000	1,037,026
4.55%, 3/15/2035 (c)	1,180,000	1,439,919
4.75%, 3/15/2045 (c)	574,000	693,576
4.85%, 6/15/2044 (c)	300,000	370,461
4.88%, 11/14/2048	45,000	56,975
AmerisourceBergen Corp.:
2.80%, 5/15/2030	100,000	106,766
3.45%, 12/15/2027	118,000	134,606
4.30%, 12/15/2047	392,000	459,777
AstraZeneca PLC:
0.70%, 4/8/2026	250,000	246,590
1.38%, 8/6/2030	500,000	489,690
2.13%, 8/6/2050 (b)	115,000	105,659
2.38%, 6/12/2022	468,000	482,471
3.38%, 11/16/2025	406,000	455,784
3.50%, 8/17/2023	163,000	176,306
4.00%, 9/18/2042	291,000	356,871
4.38%, 11/16/2045	255,000	332,178
4.38%, 8/17/2048	100,000	132,722
6.45%, 9/15/2037	689,000	1,050,050
Becton Dickinson & Co.:
3.13%, 11/8/2021	196,000	201,390

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 6/6/2027	$854,000	$968,018
4.67%, 6/6/2047	262,000	324,052
Becton Dickinson and Co.:
2.89%, 6/6/2022	885,000	915,462
3.36%, 6/6/2024	476,000	514,799
Bristol-Myers Squibb Co.:
2.60%, 5/16/2022	442,000	458,566
2.75%, 2/15/2023	554,000	582,553
2.90%, 7/26/2024	615,000	666,697
3.20%, 6/15/2026	558,000	627,934
3.25%, 8/15/2022	255,000	268,722
3.25%, 2/20/2023	100,000	106,408
3.25%, 2/27/2027	350,000	400,130
3.25%, 8/1/2042 (b)	159,000	181,648
3.40%, 7/26/2029 (b)	892,000	1,036,691
3.45%, 11/15/2027	150,000	172,679
3.55%, 8/15/2022	537,000	568,694
3.63%, 5/15/2024	460,000	506,662
3.90%, 2/20/2028	125,000	147,986
4.00%, 8/15/2023	991,000	1,091,269
4.13%, 6/15/2039	221,000	279,771
4.25%, 10/26/2049	343,000	451,875
4.35%, 11/15/2047	141,000	184,759
4.50%, 3/1/2044 (b)	54,000	74,703
4.55%, 2/20/2048	250,000	336,057
4.63%, 5/15/2044	482,000	644,511
5.00%, 8/15/2045	506,000	707,884
7.15%, 6/15/2023	300,000	353,109
Cardinal Health, Inc.:
2.62%, 6/15/2022	235,000	242,393
3.08%, 6/15/2024	305,000	328,198
4.37%, 6/15/2047	250,000	272,478
4.50%, 11/15/2044	440,000	485,201
4.90%, 9/15/2045	123,000	144,911
Cigna Corp.:
2.40%, 3/15/2030	450,000	466,663
3.00%, 7/15/2023	215,000	227,799
3.05%, 11/30/2022	197,000	206,767
3.05%, 10/15/2027	455,000	502,675
3.20%, 3/15/2040	190,000	200,423
3.40%, 3/1/2027	322,000	360,978
3.88%, 10/15/2047	170,000	189,553
4.13%, 11/15/2025	672,000	769,702
4.38%, 10/15/2028	1,374,000	1,633,521
4.50%, 2/25/2026	145,000	169,080
4.80%, 8/15/2038	393,000	488,271
4.80%, 7/15/2046	245,000	305,834
4.90%, 12/15/2048	257,000	334,118
6.13%, 11/15/2041	335,000	487,264
CVS Health Corp.:
1.30%, 8/21/2027	265,000	260,855
1.75%, 8/21/2030	450,000	440,815
2.63%, 8/15/2024	655,000	698,092
2.70%, 8/21/2040	135,000	129,133
2.88%, 6/1/2026	251,000	272,405
Security Description	Principal Amount	Value
3.00%, 8/15/2026	$260,000	$284,742
3.25%, 8/15/2029	515,000	567,226
3.38%, 8/12/2024	720,000	783,482
3.75%, 4/1/2030 (b)	1,400,000	1,600,172
3.88%, 7/20/2025	649,000	731,773
4.10%, 3/25/2025	294,000	331,841
4.13%, 4/1/2040	150,000	172,224
4.30%, 3/25/2028	2,359,000	2,758,968
4.78%, 3/25/2038	1,283,000	1,557,819
4.88%, 7/20/2035	52,000	66,045
5.05%, 3/25/2048	1,314,000	1,675,074
5.13%, 7/20/2045	264,000	333,234
5.30%, 12/5/2043	865,000	1,103,264
Eli Lilly & Co.:
2.25%, 5/15/2050	500,000	473,110
2.50%, 9/15/2060	500,000	474,885
2.75%, 6/1/2025 (b)	179,000	195,785
3.38%, 3/15/2029	225,000	260,933
3.95%, 5/15/2047	300,000	373,332
3.95%, 3/15/2049	231,000	289,764
4.15%, 3/15/2059	651,000	842,635
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023 (f)	250,000	250,385
2.85%, 5/8/2022	179,000	186,036
2.88%, 6/1/2022	498,000	516,849
3.00%, 6/1/2024	440,000	475,574
3.38%, 6/1/2029	505,000	582,760
GlaxoSmithKline Capital, Inc.:
3.38%, 5/15/2023	217,000	233,557
3.63%, 5/15/2025	413,000	467,433
4.20%, 3/18/2043	391,000	504,460
5.38%, 4/15/2034	480,000	683,491
6.38%, 5/15/2038	424,000	653,655
Johnson & Johnson:
0.55%, 9/1/2025 (b)	350,000	350,000
0.95%, 9/1/2027	315,000	316,317
1.30%, 9/1/2030	355,000	357,783
2.05%, 3/1/2023 (b)	113,000	117,216
2.10%, 9/1/2040	335,000	334,836
2.25%, 3/3/2022	238,000	244,276
2.25%, 9/1/2050	500,000	494,405
2.45%, 12/5/2021	474,000	485,945
2.45%, 3/1/2026	442,000	482,195
2.45%, 9/1/2060 (b)	335,000	332,625
2.63%, 1/15/2025	367,000	398,408
2.90%, 1/15/2028	806,000	906,661
2.95%, 3/3/2027 (b)	415,000	466,182
3.63%, 3/3/2037	500,000	609,365
3.70%, 3/1/2046	491,000	613,681
4.38%, 12/5/2033	279,000	368,595
4.85%, 5/15/2041	100,000	142,484
4.95%, 5/15/2033	144,000	198,456
McKesson Corp.:
2.85%, 3/15/2023	115,000	120,407
3.80%, 3/15/2024	700,000	766,171

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 2/16/2028	$161,000	$187,100
4.75%, 5/30/2029	74,000	89,951
6.00%, 3/1/2041	115,000	156,512
Mead Johnson Nutrition Co. 5.90%, 11/1/2039	500,000	726,085
Merck & Co., Inc.:
0.75%, 2/24/2026	240,000	240,619
1.45%, 6/24/2030	210,000	213,200
2.35%, 2/10/2022	502,000	516,658
2.35%, 6/24/2040	285,000	289,477
2.45%, 6/24/2050	200,000	199,168
2.80%, 5/18/2023	772,000	822,883
2.90%, 3/7/2024	136,000	146,707
3.40%, 3/7/2029	315,000	367,183
3.60%, 9/15/2042	150,000	182,403
3.70%, 2/10/2045	493,000	594,869
3.90%, 3/7/2039	371,000	459,042
4.00%, 3/7/2049	380,000	481,848
4.15%, 5/18/2043	270,000	343,551
6.50%, 12/1/2033	176,000	274,949
6.55%, 9/15/2037	200,000	320,048
Mylan NV:
3.95%, 6/15/2026	342,000	384,517
5.25%, 6/15/2046	499,000	622,208
Mylan, Inc.:
4.55%, 4/15/2028	287,000	334,725
5.20%, 4/15/2048	99,000	123,518
5.40%, 11/29/2043	520,000	649,563
Novartis Capital Corp.:
1.75%, 2/14/2025	348,000	364,485
2.00%, 2/14/2027	598,000	633,922
2.20%, 8/14/2030	260,000	279,245
2.40%, 5/17/2022 (b)	344,000	355,362
2.40%, 9/21/2022 (b)	230,000	239,651
2.75%, 8/14/2050 (b)	165,000	177,703
3.00%, 11/20/2025	144,000	159,814
3.40%, 5/6/2024	503,000	554,552
4.00%, 11/20/2045	138,000	177,461
4.40%, 5/6/2044	604,000	811,081
Perrigo Finance Unlimited Co.:
3.15%, 6/15/2030 (b)	435,000	451,095
4.90%, 12/15/2044	315,000	335,025
Pfizer, Inc.:
0.80%, 5/28/2025	250,000	251,603
1.70%, 5/28/2030	900,000	930,348
2.20%, 12/15/2021	193,000	197,468
2.55%, 5/28/2040	200,000	207,984
2.70%, 5/28/2050	480,000	500,606
2.75%, 6/3/2026 (b)	282,000	312,467
2.95%, 3/15/2024	100,000	107,941
3.00%, 12/15/2026	146,000	164,960
3.20%, 9/15/2023	175,000	188,787
3.40%, 5/15/2024	141,000	154,711
3.90%, 3/15/2039	773,000	942,689
Security Description	Principal Amount	Value
4.00%, 12/15/2036	$610,000	$751,508
4.00%, 3/15/2049 (b)	200,000	253,684
4.10%, 9/15/2038	340,000	422,433
4.13%, 12/15/2046	325,000	414,778
4.20%, 9/15/2048	185,000	239,988
4.30%, 6/15/2043	160,000	205,330
4.40%, 5/15/2044	256,000	337,060
7.20%, 3/15/2039	460,000	763,453
Pharmacia LLC 6.60%, 12/1/2028	180,000	250,389
Sanofi 3.38%, 6/19/2023	450,000	485,046
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	534,000	566,414
3.20%, 9/23/2026	702,000	781,382
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	200,000	202,390
3.03%, 7/9/2040	865,000	901,892
3.18%, 7/9/2050	261,000	267,045
3.38%, 7/9/2060 (b)	200,000	209,864
4.40%, 11/26/2023	1,088,000	1,208,627
Upjohn, Inc.:
1.13%, 6/22/2022 (c)	325,000	327,541
1.65%, 6/22/2025 (c)	180,000	184,090
2.30%, 6/22/2027 (c)	225,000	232,963
2.70%, 6/22/2030 (c)	155,000	160,875
3.85%, 6/22/2040 (c)	165,000	178,136
4.00%, 6/22/2050 (c)	615,000	654,643
Wyeth LLC:
5.95%, 4/1/2037	517,000	762,901
6.00%, 2/15/2036	229,000	332,197
6.45%, 2/1/2024	110,000	130,997
Zoetis, Inc.:
2.00%, 5/15/2030	250,000	258,375
3.00%, 9/12/2027	189,000	209,144
3.00%, 5/15/2050	180,000	192,640
3.90%, 8/20/2028	183,000	216,357
3.95%, 9/12/2047	102,000	124,078
4.50%, 11/13/2025	483,000	565,815
4.70%, 2/1/2043	130,000	170,807
		101,948,163
PIPELINES — 1.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,362
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	99,000	101,447
3.40%, 2/15/2031	105,000	102,860
4.45%, 7/15/2027	210,000	226,038
5.95%, 6/1/2026	85,000	98,898

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029 (c)	$380,000	$394,497
5.88%, 3/31/2025	300,000	341,934
7.00%, 6/30/2024	600,000	691,050
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	199,000	229,662
5.80%, 6/1/2045	58,000	75,554
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	165,000	162,380
4.15%, 9/15/2029 (b)	247,000	228,265
4.40%, 3/15/2027	468,000	450,876
5.00%, 5/15/2044	100,000	84,275
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	180,000	216,252
5.88%, 10/15/2025	315,000	376,138
7.38%, 10/15/2045	15,000	21,915
Series B, 7.50%, 4/15/2038	130,000	181,254
Enbridge, Inc.:
2.50%, 1/15/2025	150,000	157,971
2.90%, 7/15/2022	105,000	108,890
3.13%, 11/15/2029	560,000	596,193
3.70%, 7/15/2027 (b)	276,000	306,614
4.00%, 10/1/2023	300,000	324,933
4.25%, 12/1/2026	322,000	369,115
5.50%, 12/1/2046	145,000	187,579
Energy Transfer Operating L.P.:
2.90%, 5/15/2025	280,000	281,305
3.60%, 2/1/2023	115,000	118,483
3.75%, 5/15/2030	180,000	174,598
4.05%, 3/15/2025	177,000	186,434
4.20%, 4/15/2027	112,000	115,957
4.50%, 4/15/2024	344,000	364,244
4.75%, 1/15/2026	613,000	653,090
5.00%, 5/15/2050	615,000	567,996
5.15%, 2/1/2043	276,000	252,178
5.15%, 3/15/2045	292,000	264,935
5.20%, 2/1/2022	322,000	333,460
5.30%, 4/15/2047	315,000	294,103
5.50%, 6/1/2027	113,000	124,419
5.95%, 10/1/2043	255,000	251,856
6.05%, 6/1/2041	370,000	370,259
6.50%, 2/1/2042	178,000	186,462
Series 20Y, 5.80%, 6/15/2038	115,000	114,013
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	300,000	318,681
5.00%, 10/1/2022	237,000	250,016
5.88%, 3/1/2022	90,000	94,149
Security Description	Principal Amount	Value
Enterprise Products Operating LLC:
2.80%, 1/31/2030 (b)	$105,000	$111,644
3.13%, 7/31/2029	345,000	375,643
3.20%, 2/15/2052	250,000	230,203
3.50%, 2/1/2022	168,000	174,549
3.70%, 2/15/2026 (b)	301,000	337,674
3.70%, 1/31/2051	300,000	297,627
3.75%, 2/15/2025	205,000	228,058
3.95%, 2/15/2027 (b)	141,000	161,328
3.95%, 1/31/2060	225,000	223,610
4.05%, 2/15/2022	132,000	138,307
4.15%, 10/16/2028	347,000	405,653
4.20%, 1/31/2050	480,000	509,794
4.45%, 2/15/2043	430,000	466,258
4.85%, 3/15/2044	263,000	298,608
4.90%, 5/15/2046	194,000	219,598
4.95%, 10/15/2054	214,000	243,541
5.95%, 2/1/2041	526,000	664,180
7.55%, 4/15/2038	15,000	21,034
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (d)	730,000	649,371
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (b) (d)	735,000	639,450
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (d)	714,000	679,899
Kinder Morgan Energy Partners L.P.:
3.95%, 9/1/2022 (b)	235,000	247,580
4.15%, 2/1/2024	225,000	245,619
4.25%, 9/1/2024	425,000	470,492
4.30%, 5/1/2024	300,000	330,588
5.00%, 3/1/2043	170,000	188,649
5.50%, 3/1/2044	435,000	508,980
5.63%, 9/1/2041	100,000	115,537
5.80%, 3/15/2035	325,000	395,847
6.38%, 3/1/2041	180,000	222,093
6.50%, 9/1/2039	244,000	306,701
7.50%, 11/15/2040	200,000	268,024
Kinder Morgan, Inc.:
2.00%, 2/15/2031	575,000	552,747
3.25%, 8/1/2050	590,000	533,620
4.30%, 6/1/2025	892,000	1,004,499
4.30%, 3/1/2028	423,000	483,438
5.20%, 3/1/2048	240,000	280,190
5.55%, 6/1/2045	465,000	552,601
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030	125,000	134,459
3.95%, 3/1/2050	100,000	103,196
4.20%, 10/3/2047	178,000	187,534
4.25%, 9/15/2046	200,000	209,022
4.85%, 2/1/2049	200,000	229,796

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/1/2026	$63,000	$73,314
MPLX L.P.:
1.75%, 3/1/2026 (b)	175,000	175,084
2.65%, 8/15/2030	336,000	328,064
3.38%, 3/15/2023	306,000	322,270
3.50%, 12/1/2022	312,000	325,865
4.00%, 2/15/2025	100,000	109,141
4.00%, 3/15/2028	451,000	491,175
4.25%, 12/1/2027	135,000	149,735
4.50%, 4/15/2038	225,000	229,547
4.70%, 4/15/2048	468,000	473,794
4.88%, 6/1/2025	636,000	719,997
5.20%, 3/1/2047	340,000	367,795
5.20%, 12/1/2047	200,000	214,436
5.50%, 2/15/2049	503,000	565,875
ONEOK Partners L.P.:
6.13%, 2/1/2041	360,000	382,306
6.85%, 10/15/2037	200,000	226,820
ONEOK, Inc.:
2.20%, 9/15/2025	200,000	197,292
2.75%, 9/1/2024	200,000	204,914
3.10%, 3/15/2030	200,000	192,112
4.00%, 7/13/2027	114,000	118,501
4.25%, 2/1/2022	131,000	135,263
4.35%, 3/15/2029	516,000	538,126
4.45%, 9/1/2049	80,000	70,813
4.50%, 3/15/2050	200,000	178,748
4.55%, 7/15/2028	393,000	415,322
5.85%, 1/15/2026	195,000	224,712
6.00%, 6/15/2035	131,000	145,152
6.35%, 1/15/2031	165,000	191,793
7.15%, 1/15/2051	90,000	107,087
7.50%, 9/1/2023	122,000	139,638
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	400,000	412,464
3.15%, 12/15/2029	248,000	246,765
3.55%, 10/1/2026	98,000	103,265
3.75%, 3/1/2028	257,000	268,179
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	315,000	320,746
3.55%, 12/15/2029	460,000	443,205
3.65%, 6/1/2022	152,000	155,653
3.80%, 9/15/2030	222,000	215,005
3.85%, 10/15/2023	125,000	130,773
4.30%, 1/31/2043	175,000	148,965
4.65%, 10/15/2025	255,000	274,235
4.90%, 2/15/2045	500,000	456,130
5.15%, 6/1/2042	135,000	127,655
Sabine Pass Liquefaction LLC:
4.50%, 5/15/2030 (c)	115,000	129,552
5.00%, 3/15/2027	664,000	748,640
5.63%, 4/15/2023	384,000	420,622
5.63%, 3/1/2025	723,000	828,428
Security Description	Principal Amount	Value
5.75%, 5/15/2024	$649,000	$734,700
5.88%, 6/30/2026	327,000	386,723
6.25%, 3/15/2022	272,000	288,467
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	248,000	272,202
5.95%, 9/25/2043	200,000	251,506
Sunoco Logistics Partners Operations L.P.:
3.90%, 7/15/2026	130,000	133,688
4.00%, 10/1/2027	128,000	130,561
4.25%, 4/1/2024	100,000	105,294
4.65%, 2/15/2022	166,000	172,032
4.95%, 1/15/2043	154,000	135,669
5.35%, 5/15/2045	1,625,000	1,510,470
5.40%, 10/1/2047	520,000	489,798
6.10%, 2/15/2042	214,000	218,622
TC PipeLines L.P.:
3.90%, 5/25/2027	322,000	345,284
4.38%, 3/13/2025 (b)	85,000	92,604
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	200,000	268,362
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	466,000	481,266
4.63%, 3/1/2034	230,000	271,372
4.75%, 5/15/2038	150,000	178,472
4.88%, 1/15/2026	209,000	245,571
5.00%, 10/16/2043	370,000	443,771
5.10%, 3/15/2049	161,000	207,228
5.85%, 3/15/2036	189,000	246,843
6.10%, 6/1/2040	150,000	198,576
6.20%, 10/15/2037	193,000	259,888
7.25%, 8/15/2038	320,000	469,462
7.63%, 1/15/2039	479,000	730,628
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030 (c)	100,000	107,844
3.95%, 5/15/2050 (c)	230,000	242,013
4.00%, 3/15/2028	274,000	307,442
7.85%, 2/1/2026	422,000	546,617
Valero Energy Partners L.P.:
4.38%, 12/15/2026	151,000	169,860
4.50%, 3/15/2028	100,000	111,959
Williams Cos., Inc.:
3.35%, 8/15/2022	191,000	198,462
3.50%, 11/15/2030 (b)	350,000	380,849
3.70%, 1/15/2023	123,000	129,970
3.90%, 1/15/2025	69,000	75,344
4.00%, 9/15/2025	236,000	262,347
4.30%, 3/4/2024	673,000	735,569
4.55%, 6/24/2024	259,000	286,985
4.85%, 3/1/2048	265,000	296,678
4.90%, 1/15/2045	135,000	145,517
5.10%, 9/15/2045	702,000	788,451
5.75%, 6/24/2044	215,000	254,693

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.30%, 4/15/2040	$448,000	$552,559
		54,310,022
REAL ESTATE INVESTMENT TRUSTS — 1.1%
Agree L.P. 2.90%, 10/1/2030	165,000	170,132
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	260,000	256,004
3.45%, 4/30/2025	158,000	175,870
3.95%, 1/15/2027	50,000	56,873
4.00%, 2/1/2050	189,000	225,866
4.50%, 7/30/2029	265,000	319,558
4.70%, 7/1/2030	185,000	228,508
4.85%, 4/15/2049	175,000	234,005
4.90%, 12/15/2030	300,000	378,909
American Campus Communities Operating Partnership L.P.:
2.85%, 2/1/2030	150,000	151,742
3.30%, 7/15/2026	316,000	337,760
3.75%, 4/15/2023	200,000	210,294
3.88%, 1/30/2031	80,000	87,277
American Tower Corp.:
1.30%, 9/15/2025	50,000	50,463
1.88%, 10/15/2030	500,000	494,785
2.10%, 6/15/2030	50,000	50,429
2.25%, 1/15/2022	132,000	135,007
2.40%, 3/15/2025	200,000	211,676
2.75%, 1/15/2027	206,000	221,967
2.90%, 1/15/2030	95,000	102,671
2.95%, 1/15/2025	186,000	200,884
3.00%, 6/15/2023	485,000	513,634
3.10%, 6/15/2050	600,000	593,412
3.13%, 1/15/2027	114,000	124,446
3.38%, 5/15/2024	162,000	175,483
3.50%, 1/31/2023	180,000	191,363
3.60%, 1/15/2028	235,000	263,980
3.70%, 10/15/2049	235,000	257,884
3.95%, 3/15/2029 (b)	447,000	515,445
4.00%, 6/1/2025	187,000	210,349
4.40%, 2/15/2026	142,000	162,786
4.70%, 3/15/2022	202,000	214,070
5.00%, 2/15/2024	232,000	262,907
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 5/11/2026	393,000	435,141
Series GMTN, 3.45%, 6/1/2025	100,000	111,334
Series GMTN, 3.50%, 11/15/2024	200,000	220,620
Series MTN, 2.45%, 1/15/2031	125,000	133,708
Security Description	Principal Amount	Value
Series MTN, 3.20%, 1/15/2028	$439,000	$489,665
Series MTN, 3.30%, 6/1/2029	115,000	130,799
Series MTN, 3.35%, 5/15/2027	65,000	72,540
Series MTN, 4.15%, 7/1/2047	50,000	62,378
Boston Properties L.P.:
2.75%, 10/1/2026	270,000	288,805
3.25%, 1/30/2031	223,000	240,563
3.40%, 6/21/2029	715,000	778,313
3.65%, 2/1/2026 (b)	417,000	464,822
4.50%, 12/1/2028 (b)	414,000	489,687
Brandywine Operating Partnership L.P.:
4.10%, 10/1/2024	211,000	221,917
4.55%, 10/1/2029	163,000	173,678
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	100,000	103,019
3.90%, 3/15/2027	88,000	92,413
4.05%, 7/1/2030	575,000	616,089
4.13%, 6/15/2026	186,000	202,679
4.13%, 5/15/2029	150,000	162,387
Camden Property Trust:
3.15%, 7/1/2029	211,000	234,965
3.35%, 11/1/2049 (b)	425,000	465,638
Corporate Office Properties L.P.:
2.25%, 3/15/2026 (b)	180,000	182,320
3.60%, 5/15/2023	60,000	62,889
5.00%, 7/1/2025	280,000	312,978
Crown Castle International Corp.:
2.25%, 1/15/2031	70,000	70,883
3.15%, 7/15/2023	135,000	143,554
3.20%, 9/1/2024	225,000	243,160
3.25%, 1/15/2051	250,000	249,695
3.65%, 9/1/2027	341,000	382,053
3.70%, 6/15/2026	301,000	335,585
3.80%, 2/15/2028	522,000	590,935
4.00%, 3/1/2027	112,000	127,481
4.00%, 11/15/2049	173,000	196,324
4.45%, 2/15/2026	388,000	445,238
4.75%, 5/15/2047	218,000	269,840
5.20%, 2/15/2049	223,000	296,298
5.25%, 1/15/2023	165,000	181,546
REIT, 1.35%, 7/15/2025 (b)	65,000	65,852
CubeSmart L.P.:
2.00%, 2/15/2031	160,000	158,592
3.00%, 2/15/2030	450,000	482,976
4.38%, 12/15/2023	65,000	71,451
CyrusOne L.P./CyrusOne Finance Corp.:
2.15%, 11/1/2030	250,000	245,153

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 11/15/2024	$153,000	$162,595
3.45%, 11/15/2029	145,000	157,340
Digital Realty Trust L.P.:
3.60%, 7/1/2029	348,000	398,871
3.70%, 8/15/2027	243,000	273,059
4.45%, 7/15/2028	275,000	327,767
Duke Realty L.P.:
1.75%, 7/1/2030	100,000	100,070
3.25%, 6/30/2026	247,000	274,017
3.38%, 12/15/2027	176,000	197,678
3.75%, 12/1/2024	125,000	137,468
EPR Properties:
3.75%, 8/15/2029	255,000	222,357
4.50%, 6/1/2027	159,000	146,741
4.95%, 4/15/2028	240,000	233,189
Equinix, Inc.:
1.00%, 9/15/2025 (f)	250,000	248,520
1.25%, 7/15/2025	135,000	136,326
1.55%, 3/15/2028 (f)	125,000	125,516
1.80%, 7/15/2027	105,000	106,243
2.15%, 7/15/2030	145,000	147,042
2.63%, 11/18/2024	160,000	169,966
2.90%, 11/18/2026	115,000	124,045
2.95%, 9/15/2051 (f)	250,000	246,733
3.00%, 7/15/2050	105,000	104,477
3.20%, 11/18/2029	115,000	126,716
5.38%, 5/15/2027	535,000	582,289
ERP Operating L.P.:
2.50%, 2/15/2030	100,000	106,528
2.85%, 11/1/2026	218,000	240,419
3.00%, 4/15/2023	103,000	108,677
3.00%, 7/1/2029	137,000	151,366
3.38%, 6/1/2025	175,000	192,976
4.00%, 8/1/2047	100,000	121,852
4.15%, 12/1/2028	254,000	301,843
4.50%, 6/1/2045	160,000	206,382
4.63%, 12/15/2021	228,000	236,985
Essex Portfolio L.P.:
1.65%, 1/15/2031	250,000	244,103
2.65%, 3/15/2032	185,000	195,247
2.65%, 9/1/2050 (b)	175,000	163,366
3.00%, 1/15/2030	127,000	136,876
3.50%, 4/1/2025	196,000	215,359
3.63%, 5/1/2027	100,000	110,366
4.00%, 3/1/2029	121,000	139,872
4.50%, 3/15/2048	315,000	401,130
Federal Realty Investment Trust:
3.20%, 6/15/2029	200,000	212,166
3.25%, 7/15/2027	158,000	167,543
3.50%, 6/1/2030	330,000	356,311
3.95%, 1/15/2024	95,000	103,157
4.50%, 12/1/2044	410,000	467,039
Security Description	Principal Amount	Value
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	$355,000	$359,697
4.00%, 1/15/2030	347,000	359,277
4.00%, 1/15/2031	375,000	390,345
5.25%, 6/1/2025	352,000	382,606
5.38%, 11/1/2023	244,000	259,892
5.75%, 6/1/2028	234,000	266,795
HCP, Inc.:
3.50%, 7/15/2029	133,000	148,377
4.00%, 6/1/2025	130,000	146,457
4.20%, 3/1/2024	70,000	76,955
4.25%, 11/15/2023	7,000	7,645
6.75%, 2/1/2041	245,000	356,482
Healthcare Realty Trust, Inc.:
2.05%, 3/15/2031 (f)	315,000	312,357
3.63%, 1/15/2028 (b)	258,000	283,539
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031	325,000	320,161
3.10%, 2/15/2030	100,000	107,601
Healthpeak Properties, Inc.:
2.88%, 1/15/2031	100,000	106,188
3.00%, 1/15/2030	500,000	539,505
Highwoods Realty L.P.:
3.05%, 2/15/2030	100,000	103,610
3.88%, 3/1/2027	60,000	65,155
4.13%, 3/15/2028	225,000	248,404
4.20%, 4/15/2029	75,000	83,906
Host Hotels & Resorts L.P.:
Series E, 4.00%, 6/15/2025	129,000	133,924
Series H, 3.38%, 12/15/2029 (b)	374,000	351,706
Series I, 3.50%, 9/15/2030	70,000	66,996
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030 (b)	150,000	155,315
4.65%, 4/1/2029	161,000	183,780
Kilroy Realty L.P.:
2.50%, 11/15/2032	400,000	391,288
3.05%, 2/15/2030	125,000	130,605
3.45%, 12/15/2024	180,000	190,049
Kimco Realty Corp.:
1.90%, 3/1/2028	50,000	49,200
2.70%, 10/1/2030 (b)	250,000	254,755
3.30%, 2/1/2025	374,000	404,735
3.70%, 10/1/2049	254,000	249,603
3.80%, 4/1/2027	108,000	118,129
4.25%, 4/1/2045	258,000	274,925
4.45%, 9/1/2047	110,000	119,945
Kite Realty Group L.P. 4.00%, 10/1/2026	30,000	28,898
Lexington Realty Trust 2.70%, 9/15/2030	140,000	142,661

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Life Storage L.P.:
3.50%, 7/1/2026	$57,000	$63,375
3.88%, 12/15/2027	183,000	205,159
4.00%, 6/15/2029	61,000	69,297
Mid-America Apartments L.P.:
1.70%, 2/15/2031 (b)	225,000	221,060
2.75%, 3/15/2030 (b)	125,000	134,689
3.60%, 6/1/2027	140,000	155,883
3.95%, 3/15/2029	295,000	341,849
National Retail Properties, Inc.:
3.50%, 10/15/2027	334,000	355,820
3.60%, 12/15/2026	440,000	475,121
4.00%, 11/15/2025	215,000	238,603
4.80%, 10/15/2048	275,000	320,867
Office Properties Income Trust:
4.25%, 5/15/2024	209,000	209,481
4.50%, 2/1/2025	250,000	253,127
Omega Healthcare Investors, Inc.:
3.63%, 10/1/2029	293,000	297,175
4.50%, 4/1/2027	145,000	155,800
4.75%, 1/15/2028	124,000	135,397
5.25%, 1/15/2026	211,000	230,368
Physicians Realty L.P.:
3.95%, 1/15/2028	150,000	156,209
4.30%, 3/15/2027	58,000	61,911
Piedmont Operating Partnership L.P. 3.15%, 8/15/2030	254,000	249,210
Prologis L.P.:
1.25%, 10/15/2030	445,000	435,909
2.13%, 4/15/2027	75,000	79,786
2.13%, 10/15/2050	105,000	94,656
3.25%, 10/1/2026 (b)	50,000	56,480
3.75%, 11/1/2025	400,000	456,148
4.38%, 2/1/2029 (b)	220,000	269,249
4.38%, 9/15/2048	200,000	271,872
Public Storage:
3.09%, 9/15/2027	88,000	98,610
3.39%, 5/1/2029	297,000	342,257
Rayonier, Inc. 3.75%, 4/1/2022	100,000	102,918
Realty Income Corp.:
3.25%, 10/15/2022	344,000	360,835
3.25%, 6/15/2029 (b)	235,000	257,952
3.25%, 1/15/2031	365,000	403,745
3.65%, 1/15/2028 (b)	169,000	190,652
3.88%, 7/15/2024	110,000	121,449
3.88%, 4/15/2025	100,000	113,036
4.13%, 10/15/2026	141,000	163,380
Regency Centers L.P.:
2.95%, 9/15/2029	200,000	207,058
3.60%, 2/1/2027	175,000	188,813
3.70%, 6/15/2030	175,000	191,996
Security Description	Principal Amount	Value
4.13%, 3/15/2028	$107,000	$119,568
4.65%, 3/15/2049	118,000	137,393
Retail Properties of America, Inc. 4.75%, 9/15/2030	250,000	249,757
Sabra Health Care L.P.:
3.90%, 10/15/2029	229,000	223,573
5.13%, 8/15/2026	15,000	16,244
Simon Property Group L.P.:
2.35%, 1/30/2022	258,000	262,438
2.63%, 6/15/2022 (b)	167,000	171,372
2.65%, 7/15/2030 (b)	250,000	250,987
2.75%, 6/1/2023	164,000	171,455
3.25%, 9/13/2049	645,000	588,640
3.30%, 1/15/2026	243,000	263,247
3.38%, 10/1/2024	244,000	263,725
3.38%, 6/15/2027	132,000	140,752
3.38%, 12/1/2027 (b)	472,000	504,327
3.50%, 9/1/2025	326,000	357,397
3.80%, 7/15/2050	250,000	253,545
4.25%, 10/1/2044	425,000	457,738
6.75%, 2/1/2040	91,000	127,633
REIT, 2.00%, 9/13/2024	200,000	206,294
SITE Centers Corp.:
3.63%, 2/1/2025	143,000	146,473
4.70%, 6/1/2027	144,000	151,341
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	35,000	35,692
Spirit Realty L.P.:
3.20%, 1/15/2027	150,000	152,214
3.20%, 2/15/2031	250,000	243,635
3.40%, 1/15/2030	50,000	49,734
4.00%, 7/15/2029	135,000	140,408
STORE Capital Corp.:
4.50%, 3/15/2028	276,000	296,554
4.63%, 3/15/2029	105,000	112,597
UDR, Inc.:
3.00%, 8/15/2031 (b)	250,000	271,035
3.10%, 11/1/2034	65,000	70,587
Series GMTN, 3.50%, 1/15/2028	158,000	174,958
Series MTN, 2.10%, 8/1/2032	25,000	24,863
Series MTN, 2.95%, 9/1/2026	274,000	298,419
Series MTN, 3.20%, 1/15/2030 (b)	293,000	324,477
Series MTN, 4.40%, 1/26/2029	332,000	392,816
Ventas Realty L.P.:
2.65%, 1/15/2025	523,000	546,498
3.00%, 1/15/2030	150,000	152,229
3.25%, 10/15/2026	201,000	213,838
3.50%, 4/15/2024	249,000	266,012
3.75%, 5/1/2024	246,000	262,826

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 4/1/2027	$375,000	$404,827
4.88%, 4/15/2049	258,000	288,281
VEREIT Operating Partnership L.P.:
3.40%, 1/15/2028	125,000	130,416
3.95%, 8/15/2027	211,000	225,095
4.60%, 2/6/2024	105,000	112,920
4.63%, 11/1/2025	300,000	331,134
Welltower, Inc.:
2.70%, 2/15/2027	100,000	105,638
2.75%, 1/15/2031	445,000	457,981
4.00%, 6/1/2025	300,000	336,660
4.25%, 4/15/2028	483,000	548,852
4.95%, 9/1/2048	200,000	240,098
6.50%, 3/15/2041	215,000	283,963
REIT, 3.63%, 3/15/2024	326,000	352,804
Weyerhaeuser Co.:
4.00%, 11/15/2029	146,000	171,005
8.50%, 1/15/2025 (b)	179,000	230,625
WP Carey, Inc.:
3.85%, 7/15/2029	350,000	378,560
4.25%, 10/1/2026	175,000	197,299
		59,219,109
RETAIL — 0.9%
Advance Auto Parts, Inc. 1.75%, 10/1/2027	95,000	94,991
AutoNation, Inc.:
3.80%, 11/15/2027	218,000	238,590
4.50%, 10/1/2025	278,000	309,086
4.75%, 6/1/2030	100,000	118,128
AutoZone, Inc.:
1.65%, 1/15/2031	335,000	329,017
3.13%, 4/18/2024	200,000	215,502
3.13%, 4/21/2026	25,000	27,479
3.70%, 4/15/2022 (b)	139,000	144,731
3.75%, 6/1/2027	100,000	114,191
3.75%, 4/18/2029	539,000	621,084
Best Buy Co., Inc.:
1.95%, 10/1/2030	250,000	248,778
4.45%, 10/1/2028 (b)	249,000	295,127
Costco Wholesale Corp.:
1.60%, 4/20/2030	1,300,000	1,322,204
1.75%, 4/20/2032	279,000	285,448
2.30%, 5/18/2022	176,000	181,537
2.75%, 5/18/2024	211,000	227,831
3.00%, 5/18/2027	267,000	299,950
Darden Restaurants, Inc. 3.85%, 5/1/2027	143,000	151,132
Dollar General Corp. 3.88%, 4/15/2027	238,000	273,100
Dollar Tree, Inc.:
3.70%, 5/15/2023	324,000	347,863
4.00%, 5/15/2025	239,000	269,518
4.20%, 5/15/2028	355,000	417,526
Security Description	Principal Amount	Value
Home Depot, Inc.:
2.13%, 9/15/2026	$756,000	$814,560
2.50%, 4/15/2027	300,000	326,604
2.63%, 6/1/2022	338,000	350,452
2.70%, 4/1/2023	225,000	236,817
2.70%, 4/15/2030	2,050,000	2,280,851
2.80%, 9/14/2027	125,000	138,240
2.95%, 6/15/2029	352,000	398,101
3.00%, 4/1/2026	233,000	261,550
3.13%, 12/15/2049	455,000	506,870
3.35%, 9/15/2025 (b)	390,000	439,210
3.50%, 9/15/2056	211,000	248,227
3.90%, 12/6/2028	122,000	146,016
3.90%, 6/15/2047	231,000	283,250
4.20%, 4/1/2043	375,000	471,128
4.25%, 4/1/2046	355,000	453,562
4.88%, 2/15/2044	300,000	410,217
Kohl's Corp.:
4.25%, 7/17/2025 (b)	238,000	231,324
5.55%, 7/17/2045	540,000	496,444
Lowe's Cos., Inc.:
2.50%, 4/15/2026	480,000	519,811
3.10%, 5/3/2027	300,000	334,695
3.65%, 4/5/2029	257,000	296,814
3.70%, 4/15/2046	421,000	482,369
4.05%, 5/3/2047	206,000	245,144
4.25%, 9/15/2044 (b)	200,000	237,628
4.38%, 9/15/2045 (b)	210,000	257,842
4.55%, 4/5/2049	335,000	429,775
4.65%, 4/15/2042	360,000	454,266
5.00%, 4/15/2040	1,060,000	1,397,101
McDonald's Corp.:
Series MTN, 2.63%, 1/15/2022	311,000	319,932
Series MTN, 3.38%, 5/26/2025	265,000	294,656
Series MTN, 3.50%, 3/1/2027	333,000	377,882
Series MTN, 3.60%, 7/1/2030	2,000,000	2,331,680
Series MTN, 3.70%, 1/30/2026	321,000	365,946
Series MTN, 3.70%, 2/15/2042	400,000	448,940
Series MTN, 4.45%, 3/1/2047	300,000	374,268
Series MTN, 4.45%, 9/1/2048	55,000	68,539
Series MTN, 4.70%, 12/9/2035	215,000	275,701
Series MTN, 4.88%, 7/15/2040	265,000	342,748
Series MTN, 5.70%, 2/1/2039	100,000	140,144
Series MTN, 6.30%, 10/15/2037	135,000	201,208

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 6.30%, 3/1/2038	$325,000	$487,981
Nordstrom, Inc.:
4.00%, 3/15/2027 (b)	0	—
5.00%, 1/15/2044 (b)	0	—
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	115,000	114,269
3.55%, 3/15/2026	100,000	112,911
3.60%, 9/1/2027	227,000	258,274
4.20%, 4/1/2030	200,000	239,590
Ross Stores, Inc.:
4.80%, 4/15/2030 (b)	415,000	504,760
5.45%, 4/15/2050	40,000	52,428
Starbucks Corp.:
1.30%, 5/7/2022	70,000	70,923
2.00%, 3/12/2027	250,000	264,348
2.25%, 3/12/2030	250,000	259,610
2.45%, 6/15/2026	156,000	168,858
2.55%, 11/15/2030	250,000	265,083
2.70%, 6/15/2022	64,000	66,119
3.10%, 3/1/2023	192,000	203,288
3.35%, 3/12/2050	125,000	128,871
3.50%, 3/1/2028 (b)	132,000	149,871
3.50%, 11/15/2050	215,000	228,594
3.55%, 8/15/2029 (b)	267,000	306,059
3.75%, 12/1/2047	239,000	259,642
3.80%, 8/15/2025	583,000	660,096
4.00%, 11/15/2028	126,000	148,540
4.30%, 6/15/2045	35,000	40,736
4.45%, 8/15/2049	100,000	121,471
4.50%, 11/15/2048	350,000	425,401
Target Corp.:
2.90%, 1/15/2022	262,000	270,769
3.50%, 7/1/2024	180,000	199,485
3.63%, 4/15/2046 (b)	313,000	393,015
3.90%, 11/15/2047	115,000	151,866
4.00%, 7/1/2042	250,000	326,993
6.35%, 11/1/2032	100,000	150,303
6.50%, 10/15/2037	180,000	288,655
7.00%, 1/15/2038	600,000	1,006,356
TJX Cos., Inc.:
2.25%, 9/15/2026	292,000	310,749
2.50%, 5/15/2023	280,000	292,900
3.88%, 4/15/2030	819,000	970,744
Walgreen Co. 4.40%, 9/15/2042	282,000	294,961
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	400,000	419,660
3.45%, 6/1/2026	799,000	872,676
3.80%, 11/18/2024	587,000	645,970
4.65%, 6/1/2046	170,000	180,465
4.80%, 11/18/2044	229,000	249,727
Walmart, Inc.:
2.35%, 12/15/2022	614,000	640,506
Security Description	Principal Amount	Value
2.38%, 9/24/2029 (b)	$354,000	$388,384
2.55%, 4/11/2023	517,000	543,346
2.65%, 12/15/2024 (b)	330,000	356,945
2.85%, 7/8/2024	750,000	814,860
2.95%, 9/24/2049	250,000	279,038
3.05%, 7/8/2026	576,000	648,075
3.25%, 7/8/2029	563,000	656,374
3.30%, 4/22/2024	314,000	342,376
3.40%, 6/26/2023	442,000	477,289
3.63%, 12/15/2047	400,000	489,504
3.70%, 6/26/2028	172,000	203,209
3.95%, 6/28/2038	480,000	600,706
4.00%, 4/11/2043	160,000	200,408
4.30%, 4/22/2044	421,000	551,257
5.00%, 10/25/2040	100,000	140,281
5.25%, 9/1/2035	505,000	728,250
5.88%, 4/5/2027	140,000	181,318
6.50%, 8/15/2037	304,000	485,701
		46,514,169
SAVINGS & LOANS — 0.0% (a)
First Niagara Financial Group, Inc. 7.25%, 12/15/2021	100,000	107,678
SEMICONDUCTORS — 0.6%
Analog Devices, Inc.:
2.50%, 12/5/2021	517,000	527,785
3.50%, 12/5/2026	333,000	377,942
Applied Materials, Inc.:
1.75%, 6/1/2030	75,000	77,271
2.75%, 6/1/2050	85,000	89,327
3.90%, 10/1/2025	170,000	195,605
4.35%, 4/1/2047 (b)	252,000	334,795
5.10%, 10/1/2035	190,000	262,502
5.85%, 6/15/2041	224,000	335,657
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.65%, 1/15/2023	204,000	211,960
3.88%, 1/15/2027	1,159,000	1,283,755
Broadcom, Inc.:
2.25%, 11/15/2023	228,000	237,024
3.15%, 11/15/2025	275,000	296,753
3.46%, 9/15/2026	1,103,000	1,208,425
3.63%, 10/15/2024	17,000	18,561
4.11%, 9/15/2028	960,000	1,072,560
4.15%, 11/15/2030	380,000	426,280
4.30%, 11/15/2032	210,000	240,118
4.70%, 4/15/2025	1,180,000	1,340,480
4.75%, 4/15/2029	736,000	856,240
5.00%, 4/15/2030	1,100,000	1,298,187
Intel Corp.:
2.70%, 12/15/2022	534,000	562,035
3.25%, 11/15/2049	410,000	457,986
3.30%, 10/1/2021	704,000	725,106
3.40%, 3/25/2025 (b)	1,300,000	1,453,582

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 7/29/2025	$734,000	$833,435
3.73%, 12/8/2047	291,000	346,252
4.00%, 12/15/2032	241,000	302,330
4.10%, 5/11/2047	136,000	170,926
4.75%, 3/25/2050	1,995,000	2,748,771
4.90%, 7/29/2045	200,000	276,736
KLA Corp.:
3.30%, 3/1/2050	206,000	216,607
4.10%, 3/15/2029	226,000	270,938
KLA-Tencor Corp. 5.00%, 3/15/2049	330,000	442,612
Lam Research Corp.:
1.90%, 6/15/2030	280,000	290,032
2.88%, 6/15/2050 (b)	125,000	129,610
3.13%, 6/15/2060	195,000	209,056
3.75%, 3/15/2026	201,000	230,493
4.00%, 3/15/2029	154,000	184,608
4.88%, 3/15/2049	245,000	345,889
Marvell Technology Group, Ltd. 4.88%, 6/22/2028	637,000	762,546
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	105,000	117,045
Micron Technology, Inc.:
4.19%, 2/15/2027	570,000	647,685
4.64%, 2/6/2024	252,000	279,743
4.66%, 2/15/2030 (b)	149,000	175,523
4.98%, 2/6/2026	260,000	301,449
NVIDIA Corp.:
2.85%, 4/1/2030	413,000	464,105
3.20%, 9/16/2026	440,000	496,430
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (c)	389,000	435,559
5.35%, 3/1/2026 (c)	156,000	184,570
5.55%, 12/1/2028 (c)	198,000	245,076
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025 (c)	50,000	52,915
3.15%, 5/1/2027 (c)	85,000	91,847
3.40%, 5/1/2030 (c)	210,000	229,828
3.88%, 6/18/2026 (c)	195,000	218,334
QUALCOMM, Inc.:
2.15%, 5/20/2030 (b)	275,000	288,475
2.60%, 1/30/2023	77,000	80,665
2.90%, 5/20/2024	414,000	445,667
3.00%, 5/20/2022	476,000	496,063
3.25%, 5/20/2027	624,000	700,159
3.25%, 5/20/2050	220,000	244,702
3.45%, 5/20/2025	337,000	376,763
4.30%, 5/20/2047	143,000	183,583
4.65%, 5/20/2035 (b)	252,000	339,053
4.80%, 5/20/2045	566,000	762,764
Texas Instruments, Inc.:
1.38%, 3/12/2025	315,000	325,968
Security Description	Principal Amount	Value
1.75%, 5/4/2030	$165,000	$170,061
1.85%, 5/15/2022	125,000	128,050
2.25%, 9/4/2029	300,000	321,843
3.88%, 3/15/2039	100,000	123,633
4.15%, 5/15/2048	307,000	403,901
Xilinx, Inc.:
2.38%, 6/1/2030	300,000	315,852
2.95%, 6/1/2024	50,000	53,754
		31,351,842
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	158,000	172,203
SOFTWARE — 0.7%
Activision Blizzard, Inc.:
1.35%, 9/15/2030	105,000	102,680
2.50%, 9/15/2050	225,000	208,253
3.40%, 9/15/2026	100,000	113,820
Adobe, Inc.:
1.70%, 2/1/2023	95,000	97,959
1.90%, 2/1/2025	426,000	450,414
2.15%, 2/1/2027	325,000	348,585
2.30%, 2/1/2030	280,000	302,154
3.25%, 2/1/2025	382,000	423,569
Autodesk, Inc.:
2.85%, 1/15/2030	140,000	154,203
3.50%, 6/15/2027	142,000	161,106
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	175,000	189,725
CA, Inc. 4.70%, 3/15/2027	100,000	110,005
Citrix Systems, Inc. 3.30%, 3/1/2030	400,000	426,568
Electronic Arts, Inc. 4.80%, 3/1/2026 (b)	150,000	178,041
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	363,000	402,513
3.50%, 4/15/2023	318,000	338,581
3.75%, 5/21/2029	75,000	88,189
Fiserv, Inc.:
2.25%, 6/1/2027	500,000	528,245
2.65%, 6/1/2030 (b)	300,000	322,965
2.75%, 7/1/2024	732,000	782,662
3.20%, 7/1/2026	160,000	177,891
3.50%, 10/1/2022	507,000	533,795
3.50%, 7/1/2029	424,000	483,135
3.85%, 6/1/2025	165,000	186,038
4.20%, 10/1/2028	154,000	182,855
4.40%, 7/1/2049	209,000	260,000
Intuit, Inc.:
0.65%, 7/15/2023	180,000	180,788
0.95%, 7/15/2025	85,000	85,819
1.35%, 7/15/2027	85,000	86,417

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
1.65%, 7/15/2030 (b)	$85,000	$86,573
Microsoft Corp.:
2.00%, 8/8/2023	553,000	577,282
2.13%, 11/15/2022	135,000	140,328
2.38%, 2/12/2022	504,000	517,371
2.38%, 5/1/2023 (b)	528,000	553,592
2.40%, 2/6/2022	438,000	450,089
2.40%, 8/8/2026	1,028,000	1,122,812
2.53%, 6/1/2050	2,065,000	2,150,698
2.65%, 11/3/2022	463,000	484,247
2.68%, 6/1/2060	749,000	789,836
2.70%, 2/12/2025	604,000	657,037
3.13%, 11/3/2025	1,221,000	1,365,347
3.30%, 2/6/2027	991,000	1,134,180
3.45%, 8/8/2036 (b)	335,000	405,558
3.50%, 2/12/2035	297,000	365,987
3.50%, 11/15/2042	158,000	193,356
3.63%, 12/15/2023	586,000	642,414
3.70%, 8/8/2046	790,000	995,116
3.95%, 8/8/2056	345,000	453,751
4.10%, 2/6/2037	614,000	793,742
4.20%, 11/3/2035	280,000	368,614
Oracle Corp.:
2.40%, 9/15/2023	515,000	541,780
2.50%, 5/15/2022	994,000	1,024,953
2.50%, 10/15/2022	659,000	687,100
2.50%, 4/1/2025	1,493,000	1,599,675
2.63%, 2/15/2023	239,000	250,955
2.65%, 7/15/2026	1,130,000	1,234,197
2.95%, 11/15/2024	551,000	598,518
2.95%, 5/15/2025	521,000	567,807
3.25%, 11/15/2027	920,000	1,039,775
3.40%, 7/8/2024	401,000	438,706
3.60%, 4/1/2050	1,492,000	1,670,011
3.80%, 11/15/2037	455,000	532,682
3.85%, 7/15/2036	621,000	733,252
3.90%, 5/15/2035	613,000	748,387
4.00%, 7/15/2046	553,000	652,684
4.00%, 11/15/2047	418,000	495,802
4.13%, 5/15/2045	389,000	465,866
4.30%, 7/8/2034	339,000	427,184
4.38%, 5/15/2055	434,000	547,673
4.50%, 7/8/2044	365,000	457,779
6.13%, 7/8/2039 (b)	173,000	257,434
salesforce.com, Inc.:
3.25%, 4/11/2023	448,000	479,942
3.70%, 4/11/2028	337,000	397,569
ServiceNow, Inc. 1.40%, 9/1/2030	315,000	307,349
VMware, Inc.:
3.90%, 8/21/2027	256,000	285,317
4.50%, 5/15/2025	600,000	678,984
		39,276,286
Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 1.3%
America Movil SAB de CV:
2.88%, 5/7/2030	$360,000	$389,628
3.13%, 7/16/2022	845,000	880,169
3.63%, 4/22/2029	310,000	350,588
4.38%, 7/16/2042	300,000	367,227
4.38%, 4/22/2049	293,000	366,605
6.13%, 11/15/2037	308,000	437,345
AT&T, Inc.:
1.65%, 2/1/2028	715,000	716,037
2.25%, 2/1/2032	665,000	665,193
2.30%, 6/1/2027	448,000	470,588
2.75%, 6/1/2031	1,151,000	1,211,715
2.95%, 7/15/2026	202,000	221,059
3.10%, 2/1/2043	500,000	484,115
3.30%, 2/1/2052	400,000	377,144
3.40%, 5/15/2025 (b)	748,000	827,632
3.50%, 6/1/2041	750,000	785,002
3.50%, 9/15/2053 (c)	1,499,000	1,460,296
3.50%, 2/1/2061	340,000	324,496
3.55%, 9/15/2055 (c)	3,166,000	3,084,096
3.65%, 6/1/2051	750,000	758,265
3.65%, 9/15/2059 (c)	317,000	314,071
3.80%, 2/15/2027	355,000	400,053
3.85%, 6/1/2060	235,000	239,441
4.05%, 12/15/2023	150,000	166,168
4.10%, 2/15/2028	543,000	628,208
4.25%, 3/1/2027	999,000	1,157,172
4.30%, 2/15/2030	524,000	620,956
4.30%, 12/15/2042	452,000	509,291
4.35%, 3/1/2029	793,000	932,814
4.35%, 6/15/2045	638,000	717,961
4.45%, 4/1/2024	1,358,000	1,515,895
4.50%, 5/15/2035	1,583,000	1,867,164
4.50%, 3/9/2048	795,000	902,953
4.55%, 3/9/2049	100,000	115,046
4.75%, 5/15/2046	700,000	815,598
4.85%, 3/1/2039	645,000	774,671
4.90%, 6/15/2042	255,000	306,227
5.25%, 3/1/2037	564,000	704,239
5.35%, 9/1/2040	331,000	416,309
5.55%, 8/15/2041	1,000	1,296
Bell Canada, Inc. 4.46%, 4/1/2048	404,000	502,903
British Telecommunications PLC:
4.50%, 12/4/2023	226,000	249,958
9.63%, 12/15/2030	530,000	849,309
Cisco Systems, Inc.:
2.60%, 2/28/2023 (b)	136,000	143,536
2.95%, 2/28/2026	447,000	499,536
3.50%, 6/15/2025	281,000	319,174
3.63%, 3/4/2024	135,000	149,553
5.50%, 1/15/2040	418,000	618,134

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.90%, 2/15/2039	$498,000	$753,011
Corning, Inc.:
3.90%, 11/15/2049	200,000	229,222
4.38%, 11/15/2057	220,000	265,423
5.35%, 11/15/2048	128,000	173,678
5.45%, 11/15/2079	158,000	206,261
5.85%, 11/15/2068	250,000	325,192
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	784,000	1,217,952
9.25%, 6/1/2032	330,000	558,479
Juniper Networks, Inc.:
3.75%, 8/15/2029 (b)	145,000	166,540
4.35%, 6/15/2025 (b)	203,000	228,296
4.50%, 3/15/2024	140,000	156,381
Motorola Solutions, Inc.:
2.30%, 11/15/2030 (b)	415,000	413,257
4.60%, 2/23/2028 (b)	136,000	158,779
4.60%, 5/23/2029	105,000	123,888
5.50%, 9/1/2044	100,000	116,148
Orange SA:
5.38%, 1/13/2042	367,000	515,565
9.00%, 3/1/2031	672,000	1,095,091
Rogers Communications, Inc.:
2.90%, 11/15/2026	140,000	155,562
3.63%, 12/15/2025	100,000	113,139
3.70%, 11/15/2049	130,000	145,400
4.10%, 10/1/2023	322,000	353,015
4.30%, 2/15/2048	100,000	121,252
4.35%, 5/1/2049	401,000	488,518
4.50%, 3/15/2043	183,000	223,694
5.00%, 3/15/2044	138,000	179,296
5.45%, 10/1/2043	135,000	186,219
7.50%, 8/15/2038	267,000	414,859
Telefonica Emisiones SA:
4.57%, 4/27/2023	256,000	280,476
4.67%, 3/6/2038	295,000	337,212
5.21%, 3/8/2047	1,013,000	1,200,223
5.52%, 3/1/2049	495,000	616,909
7.05%, 6/20/2036	614,000	882,828
TELUS Corp.:
3.70%, 9/15/2027	117,000	132,206
4.30%, 6/15/2049	159,000	192,306
4.60%, 11/16/2048	200,000	249,616
T-Mobile USA, Inc.:
1.50%, 2/15/2026 (c)	400,000	401,772
2.05%, 2/15/2028 (c)	395,000	404,709
2.55%, 2/15/2031 (b) (c)	360,000	372,992
3.00%, 2/15/2041 (c) (f)	180,000	178,945
3.30%, 2/15/2051 (c) (f)	350,000	348,159
3.50%, 4/15/2025 (c)	278,000	304,910
3.75%, 4/15/2027 (c)	250,000	280,357
3.88%, 4/15/2030 (c)	2,616,000	2,970,076
4.38%, 4/15/2040 (c)	225,000	263,583
4.50%, 4/15/2050 (c)	1,175,000	1,404,242
Security Description	Principal Amount	Value
Verizon Communications, Inc.:
1.50%, 9/18/2030	$300,000	$299,373
2.63%, 8/15/2026	372,000	406,503
3.00%, 3/22/2027	1,650,000	1,838,859
3.15%, 3/22/2030 (b)	125,000	141,181
3.38%, 2/15/2025 (c)	85,000	94,694
3.50%, 11/1/2024	538,000	594,178
3.88%, 2/8/2029	698,000	826,285
4.00%, 3/22/2050	69,000	84,933
4.13%, 3/16/2027	643,000	759,904
4.13%, 8/15/2046	1,042,000	1,293,018
4.27%, 1/15/2036	1,179,000	1,452,410
4.33%, 9/21/2028	922,000	1,119,308
4.40%, 11/1/2034	127,000	158,431
4.50%, 8/10/2033	280,000	354,116
4.67%, 3/15/2055	802,000	1,111,532
4.75%, 11/1/2041	544,000	722,225
4.81%, 3/15/2039	562,000	743,273
4.86%, 8/21/2046	250,000	341,612
5.01%, 4/15/2049	828,000	1,186,880
5.01%, 8/21/2054	59,000	84,584
5.15%, 9/15/2023	127,000	143,880
5.25%, 3/16/2037	927,000	1,284,859
6.55%, 9/15/2043	1,451,000	2,379,132
Vodafone Group PLC:
4.13%, 5/30/2025	413,000	471,353
4.25%, 9/17/2050 (b)	545,000	631,835
4.38%, 5/30/2028	881,000	1,044,408
4.38%, 2/19/2043	481,000	557,979
4.88%, 6/19/2049	430,000	532,280
5.25%, 5/30/2048	160,000	206,437
6.15%, 2/27/2037	483,000	667,487
7.88%, 2/15/2030	187,000	271,197
		72,324,620
TEXTILES — 0.0% (a)
Mohawk Industries, Inc.:
3.63%, 5/15/2030 (b)	200,000	218,866
3.85%, 2/1/2023 (b)	380,000	403,104
		621,970
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
2.60%, 11/19/2022	40,000	41,262
3.00%, 11/19/2024	150,000	159,204
3.55%, 11/19/2026	150,000	159,407
3.90%, 11/19/2029	154,000	162,105
5.10%, 5/15/2044	240,000	249,211
		771,189
TRANSPORTATION — 0.6%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	234,000	246,945

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 4/1/2025	$653,000	$716,302
3.05%, 9/1/2022	295,000	308,470
3.25%, 6/15/2027	239,000	271,198
3.40%, 9/1/2024	145,000	159,536
3.55%, 2/15/2050	276,000	323,949
3.65%, 9/1/2025	328,000	372,372
3.75%, 4/1/2024	130,000	143,486
3.85%, 9/1/2023	200,000	218,022
3.90%, 8/1/2046	190,000	231,285
4.05%, 6/15/2048	95,000	118,322
4.15%, 12/15/2048	85,000	107,426
4.38%, 9/1/2042	125,000	158,201
4.40%, 3/15/2042	285,000	360,516
4.45%, 3/15/2043	306,000	392,093
4.55%, 9/1/2044	505,000	661,818
4.70%, 9/1/2045	285,000	381,612
4.90%, 4/1/2044	152,000	206,632
4.95%, 9/15/2041	100,000	133,736
5.40%, 6/1/2041	83,000	116,121
7.00%, 12/15/2025	51,000	66,719
Canadian National Railway Co.:
2.45%, 5/1/2050	500,000	498,235
2.75%, 3/1/2026	50,000	54,760
2.85%, 12/15/2021	100,000	102,394
3.20%, 8/2/2046	202,000	229,456
3.65%, 2/3/2048	273,000	330,666
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	90,000	94,114
4.00%, 6/1/2028	222,000	260,735
4.80%, 9/15/2035	225,000	296,712
6.13%, 9/15/2115	217,000	332,181
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	132,000	154,382
CSX Corp.:
2.40%, 2/15/2030 (b)	125,000	133,605
2.60%, 11/1/2026	156,000	169,962
3.25%, 6/1/2027	212,000	239,236
3.35%, 9/15/2049	405,000	449,315
3.80%, 3/1/2028	444,000	519,547
3.80%, 11/1/2046	235,000	273,343
3.95%, 5/1/2050	151,000	185,940
4.25%, 3/15/2029 (b)	236,000	284,717
4.25%, 11/1/2066	110,000	136,313
4.30%, 3/1/2048	275,000	343,934
4.50%, 3/15/2049	300,000	387,375
4.50%, 8/1/2054	150,000	196,860
4.65%, 3/1/2068	200,000	262,358
4.75%, 11/15/2048	254,000	338,869
6.00%, 10/1/2036	100,000	139,720
6.15%, 5/1/2037	155,000	220,749
FedEx Corp.:
3.10%, 8/5/2029 (b)	283,000	314,373
3.20%, 2/1/2025	258,000	283,413
3.25%, 4/1/2026	398,000	442,134
Security Description	Principal Amount	Value
3.40%, 2/15/2028 (b)	$189,000	$212,183
4.05%, 2/15/2048	365,000	419,155
4.10%, 2/1/2045	143,000	162,826
4.25%, 5/15/2030	100,000	119,933
4.40%, 1/15/2047	142,000	166,935
4.55%, 4/1/2046	372,000	449,458
4.90%, 1/15/2034	275,000	355,217
5.25%, 5/15/2050	1,000,000	1,347,830
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	181,000	209,220
Kansas City Southern:
2.88%, 11/15/2029	125,000	132,449
3.00%, 5/15/2023	225,000	230,159
4.20%, 11/15/2069	145,000	154,284
4.30%, 5/15/2043	100,000	105,196
4.95%, 8/15/2045	189,000	211,920
Kirby Corp. 4.20%, 3/1/2028	200,000	207,424
Norfolk Southern Corp.:
2.55%, 11/1/2029	100,000	109,124
2.90%, 2/15/2023	149,000	156,401
2.90%, 6/15/2026	480,000	530,333
3.05%, 5/15/2050	250,000	264,935
3.15%, 6/1/2027	391,000	435,750
3.16%, 5/15/2055	206,000	218,650
3.40%, 11/1/2049	165,000	184,219
3.80%, 8/1/2028	70,000	82,359
4.05%, 8/15/2052	150,000	184,112
4.10%, 5/15/2049	115,000	144,886
4.15%, 2/28/2048	100,000	123,432
4.45%, 6/15/2045	241,000	307,111
4.65%, 1/15/2046	249,000	324,255
4.84%, 10/1/2041	240,000	314,606
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2022	65,000	67,149
Series MTN, 2.50%, 9/1/2024 (b)	307,000	323,022
Series MTN, 2.80%, 3/1/2022	65,000	66,908
Series MTN, 2.88%, 6/1/2022 (b)	55,000	56,983
Series MTN, 2.90%, 12/1/2026 (b)	175,000	189,254
Series MTN, 3.35%, 9/1/2025	200,000	219,360
Series MTN, 3.40%, 3/1/2023	117,000	124,008
Series MTN, 3.45%, 11/15/2021	25,000	25,746
Series MTN, 3.65%, 3/18/2024	107,000	116,030
Series MTN, 3.75%, 6/9/2023 (b)	385,000	413,883

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Union Pacific Corp.:
2.15%, 2/5/2027	$100,000	$106,761
2.40%, 2/5/2030	115,000	123,493
2.75%, 3/1/2026	237,000	259,821
2.95%, 3/1/2022	197,000	204,257
2.97%, 9/16/2062 (c)	1,106,000	1,085,340
3.00%, 4/15/2027	125,000	139,088
3.15%, 3/1/2024 (b)	80,000	86,416
3.25%, 2/5/2050	200,000	220,826
3.35%, 8/15/2046	50,000	55,974
3.65%, 2/15/2024	225,000	245,389
3.70%, 3/1/2029	145,000	168,654
3.75%, 7/15/2025	227,000	258,301
3.75%, 2/5/2070	90,000	101,773
3.80%, 10/1/2051	209,000	247,270
3.84%, 3/20/2060	90,000	104,767
3.88%, 2/1/2055	250,000	296,637
3.95%, 9/10/2028	235,000	277,958
3.95%, 8/15/2059	140,000	168,139
4.05%, 11/15/2045	135,000	162,937
4.05%, 3/1/2046	80,000	97,254
4.10%, 9/15/2067	150,000	178,274
4.16%, 7/15/2022	475,000	503,177
4.30%, 3/1/2049	155,000	199,921
4.38%, 11/15/2065	316,000	396,043
6.63%, 2/1/2029 (b)	335,000	458,548
Series MTN, 3.55%, 8/15/2039	115,000	131,489
United Parcel Service, Inc.:
2.20%, 9/1/2024	85,000	90,082
2.35%, 5/16/2022	98,000	101,000
2.40%, 11/15/2026	579,000	634,914
2.45%, 10/1/2022	153,000	159,440
2.50%, 4/1/2023	513,000	538,614
2.50%, 9/1/2029	160,000	174,384
2.80%, 11/15/2024 (b)	177,000	191,834
3.40%, 3/15/2029	248,000	285,803
3.40%, 11/15/2046	150,000	169,194
3.63%, 10/1/2042	359,000	416,246
3.75%, 11/15/2047	442,000	535,540
4.88%, 11/15/2040	20,000	26,724
6.20%, 1/15/2038	150,000	225,124
		32,664,270
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.50%, 3/15/2028	360,000	391,831
3.85%, 3/30/2027	270,000	296,984
4.00%, 6/30/2030 (b)	155,000	178,785
4.35%, 2/15/2024	150,000	164,484
		1,032,084
Security Description	Principal Amount	Value
WATER — 0.1%
American Water Capital Corp.:
2.80%, 5/1/2030	$135,000	$147,972
2.95%, 9/1/2027	138,000	152,540
3.40%, 3/1/2025	314,000	347,972
3.45%, 6/1/2029	111,000	127,566
3.75%, 9/1/2028	160,000	186,686
3.75%, 9/1/2047	570,000	669,693
4.00%, 12/1/2046	40,000	48,337
4.20%, 9/1/2048	110,000	137,842
4.30%, 12/1/2042	175,000	216,123
6.59%, 10/15/2037	170,000	258,412
Aqua America, Inc.:
3.57%, 5/1/2029	120,000	136,149
4.28%, 5/1/2049	100,000	121,530
United Utilities PLC 6.88%, 8/15/2028	144,000	186,093
		2,736,915
TOTAL CORPORATE BONDS & NOTES (Cost $1,434,495,670)		1,522,050,820
ASSET-BACKED SECURITIES — 0.3%
ASSET-BACKED - OTHER — 0.0% (a)
Ford Credit Floorplan Master Owner Trust:
Series 2017-3, Class A, Class A, 2.48%, 9/15/2024	300,000	311,648
Series 2020-1, Class A1, 0.70%, 9/15/2025	625,000	626,111
		937,759
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2019-2, Class A3, Class A3, 2.23%, 1/16/2024	500,000	509,948
Americredit Automobile Receivables Trust Series 2018-1, Class C, Class C, 3.50%, 1/18/2024	225,000	233,963
AmeriCredit Automobile Receivables Trust Series 2020-2, Class A3, 0.66%, 12/18/2024	50,000	50,177
BMW Vehicle Owner Trust Series 2020-A, Class A3, 0.48%, 10/25/2024	300,000	300,028
Capital One Prime Auto Receivables Trust Series 2020-1, Class A3, Class A3, 1.60%, 11/15/2024	227,000	231,819

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CarMax Auto Owner Trust Series 2020-2, Class A3, 1.70%, 11/15/2024	$187,000	$191,383
Drive Auto Receivables Trust Series 2019-4, Class C, 2.51%, 11/17/2025	500,000	511,485
Ford Credit Auto Lease Trust Series 2020-B, Class A3, 0.62%, 8/15/2023	406,000	407,661
Ford Credit Auto Owner Trust:
Series 2019-B, Class A3, Class A3, 2.23%, 10/15/2023	300,000	305,800
Series 2020-B, Class A3, 0.56%, 10/15/2024	411,000	412,811
GM Financial Automobile Leasing Trust:
Series 2020-2, Class A3, Class A3, 0.80%, 7/20/2023	160,000	160,673
Series 2020-1, Class A3, Class A3, 1.67%, 12/20/2022	750,000	761,024
GM Financial Consumer Automobile Receivables Trust:
Series 2019-3, Class A3, Class A3, 2.18%, 4/16/2024	500,000	509,575
Series 2020-3, Class A3, 0.45%, 4/16/2025	115,000	115,122
Honda Auto Receivables Owner Trust Series 2020-1, Class A3, Class A3, 1.61%, 4/22/2024	300,000	307,010
Hyundai Auto Receivables Trust Series 2019-B, Class A3, Class A3, 1.94%, 2/15/2024	274,000	280,228
Mercedes-Benz Auto Lease Trust Series 2020-A, Class A3, Class A3, 1.84%, 12/15/2022	300,000	305,477
Mercedes-Benz Auto Receivables Trust Series 2019-1, Class A3, Class A3, 1.94%, 3/15/2024	500,000	511,284
Nissan Auto Receivables 2019-B Owner Trust Series 2019-B, Class A3, Class A3, 2.50%, 11/15/2023	200,000	204,970
Security Description	Principal Amount	Value
Nissan Auto Receivables 2020-B Owner Trust Series 2020-B, Class A3, Class A3, 0.55%, 7/15/2024	$346,000	$346,752
Santander Drive Auto Receivables Trust:
Series 2018-1, Class D, 3.32%, 3/15/2024	115,000	118,222
Series 2020-3, Class A3, 0.52%, 7/15/2024	250,000	250,316
Series 2020-2, Class A3, 0.67%, 4/15/2024	69,000	69,176
Series 2020-3, Class C, 1.12%, 1/15/2026	200,000	199,856
Toyota Auto Receivables 2020-B Owner Trust Series 2020-B, Class A3, Class A3, 1.36%, 8/15/2024	214,000	217,950
Toyota Auto Receivables 2020-C Owner Trust Series 2020-C, Class A3, 0.44%, 10/15/2024	673,000	673,069
Volkswagen Auto Lease Trust Series 2019-A, Class A3, Class A3, 1.99%, 11/21/2022	500,000	509,200
World Omni Auto Receivables Trust:
Series 2019-B, Class A3, 2.59%, 7/15/2024	111,000	113,678
Series 2020-A, Class A3, Class A3, 1.10%, 4/15/2025	500,000	506,771
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	225,000	225,369
		9,540,797
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2019-2, Class A, 2.67%, 11/15/2024	460,000	477,111
Series 2019-3, Class A, Class A, 2.00%, 4/15/2025	1,500,000	1,550,175
Series 2019-1, Class A, 2.87%, 10/15/2024	281,000	291,635
BA Credit Card Trust Series 2019-A1, Class A1, Class A1, 1.74%, 1/15/2025	500,000	513,919

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Capital One Multi-Asset Execution Trust:
Series 2019-A2, Class A2, Class A2, 1.72%, 8/15/2024	$679,000	$697,303
Series 2017-A6, Class A6, Class A6, 2.29%, 7/15/2025	500,000	519,426
Series 2019-A1, Class A1, Class A1, 2.84%, 12/15/2024	566,000	585,957
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, Class A3, 6.15%, 6/15/2039	250,000	364,415
Discover Card Execution Note Trust Series 2019-A1, Class A1, Class A1, 3.04%, 7/15/2024	570,000	590,442
Synchrony Card Funding LLC:
Series 2019-A2, Class A, 2.34%, 6/15/2025	250,000	257,991
Series 2019-A1, Class A, Class A, 2.95%, 3/15/2025	200,000	207,241
Synchrony Credit Card Master Note Trust:
Series 2017-2, Class A, Class A, 2.62%, 10/15/2025	1,500,000	1,564,061
Series 2018-2, Class A, Class A, 3.47%, 5/15/2026	250,000	268,570
		7,888,246
TOTAL ASSET-BACKED SECURITIES (Cost $17,902,804)		18,366,802
FOREIGN GOVERNMENT OBLIGATIONS — 3.7%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	545,000	542,902
1.50%, 02/12/2025	250,000	261,550
1.63%, 09/17/2022	615,000	631,420
2.38%, 10/01/2021	500,000	510,580
2.63%, 01/31/2022	200,000	206,302
		2,152,754
CANADA — 0.4%
Canada Government International Bond:
1.63%, 01/22/2025	395,000	416,101
2.00%, 11/15/2022	154,000	159,858
2.63%, 01/25/2022	1,100,000	1,134,914
Security Description	Principal Amount	Value
Export Development Canada:
1.38%, 10/21/2021	$1,800,000	$1,822,032
1.38%, 02/24/2023	250,000	256,610
1.75%, 07/18/2022	200,000	205,372
2.63%, 02/21/2024	430,000	463,346
2.75%, 03/15/2023	250,000	265,093
Hydro-Quebec Series HH, 8.50%, 12/1/2029	100,000	160,070
Province of Alberta Canada:
1.30%, 07/22/2030	600,000	603,600
1.88%, 11/13/2024	750,000	790,365
2.20%, 07/26/2022	250,000	258,368
2.95%, 01/23/2024	300,000	324,033
3.30%, 03/15/2028	400,000	465,544
3.35%, 11/01/2023	400,000	435,052
Province of British Columbia Canada:
2.25%, 06/02/2026	344,000	375,314
Series 10, 1.75%, 09/27/2024	450,000	473,859
Province of Manitoba Canada:
3.05%, 05/14/2024	670,000	729,523
Series GX, 2.60%, 04/16/2024	200,000	214,658
Province of New Brunswick Canada 3.63%, 2/24/2028	150,000	176,690
Province of Ontario Canada:
1.13%, 10/07/2030	3,500,000	3,489,185
1.75%, 01/24/2023	290,000	299,370
2.00%, 10/02/2029	500,000	540,045
2.20%, 10/03/2022	200,000	207,472
2.25%, 05/18/2022	150,000	154,731
2.30%, 06/15/2026	200,000	217,344
2.40%, 02/08/2022	100,000	102,848
2.50%, 04/27/2026	345,000	378,468
2.55%, 04/25/2022	170,000	175,916
3.05%, 01/29/2024	350,000	379,799
Province of Quebec Canada:
0.60%, 07/23/2025	500,000	501,540
1.35%, 05/28/2030	500,000	513,825
2.50%, 04/20/2026	100,000	109,881
2.75%, 04/12/2027	350,000	393,169
Series PD, 7.50%, 09/15/2029	405,000	622,813
Series QO, 2.88%, 10/16/2024	1,210,000	1,324,756
Series QX, 1.50%, 02/11/2025	1,250,000	1,303,937
		20,445,501
CHILE — 0.1%
Chile Government International Bond:
2.25%, 10/30/2022	635,000	655,422

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.45%, 01/31/2031	$250,000	$263,490
3.13%, 03/27/2025	200,000	219,164
3.24%, 02/06/2028	415,000	461,675
3.50%, 01/25/2050	505,000	575,685
3.86%, 06/21/2047	200,000	239,342
		2,414,778
COLOMBIA — 0.1%
Colombia Government International Bond:
2.63%, 03/15/2023	740,000	758,685
3.00%, 01/30/2030	140,000	142,685
3.13%, 04/15/2031	200,000	204,872
3.88%, 04/25/2027	554,000	597,882
4.00%, 02/26/2024	770,000	821,998
4.13%, 05/15/2051	215,000	223,549
4.50%, 03/15/2029	805,000	903,830
5.00%, 06/15/2045	1,027,000	1,200,070
5.20%, 05/15/2049	495,000	599,589
5.63%, 02/26/2044	705,000	876,223
6.13%, 01/18/2041	400,000	513,920
8.13%, 05/21/2024	230,000	278,286
		7,121,589
FREE OF TAX — 0.0% (a)
Asian Development Bank:
Series GMTN, 0.25%, 10/06/2023	500,000	499,395
Series GMTN, 0.75%, 10/08/2030	500,000	492,610
		992,005
GERMANY — 0.4%
FMS Wertmanagement:
2.75%, 03/06/2023	369,000	391,280
2.75%, 01/30/2024 (b)	300,000	324,435
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	1,325,000	1,088,514
0.25%, 10/19/2023	1,700,000	1,698,606
0.38%, 07/18/2025	305,000	304,475
0.75%, 09/30/2030	530,000	525,744
1.63%, 02/15/2023	700,000	722,953
1.75%, 08/22/2022	566,000	582,499
1.75%, 09/14/2029 (b)	575,000	623,519
2.00%, 11/30/2021	300,000	306,234
2.00%, 09/29/2022	290,000	300,356
2.00%, 10/04/2022	325,000	336,593
2.00%, 05/02/2025 (b)	1,837,000	1,973,011
2.13%, 03/07/2022 (b)	900,000	924,831
2.13%, 06/15/2022 (b)	475,000	490,447
2.13%, 01/17/2023	1,253,000	1,307,293
2.38%, 12/29/2022	1,034,000	1,083,849
2.50%, 02/15/2022 (b)	1,100,000	1,134,540
2.50%, 11/20/2024 (b)	591,000	643,776
2.63%, 01/25/2022	735,000	758,344
2.63%, 02/28/2024	1,230,000	1,327,514
Security Description	Principal Amount	Value
2.88%, 04/03/2028	$244,000	$284,006
Series GMTN, 3.13%, 12/15/2021	1,200,000	1,241,748
Landwirtschaftliche Rentenbank:
0.88%, 09/03/2030	500,000	500,080
2.38%, 06/10/2025	450,000	490,388
Series 36, 2.00%, 12/06/2021	415,000	423,657
Series 37, 2.50%, 11/15/2027 (b)	500,000	564,775
Series 40, 0.50%, 05/27/2025	390,000	391,533
		20,745,000
HUNGARY — 0.0% (a)
Hungary Government International Bond 5.38%, 2/21/2023	508,000	560,995
INDONESIA — 0.1%
Indonesia Government International Bond:
2.85%, 02/14/2030	300,000	315,558
2.95%, 01/11/2023	690,000	717,924
3.40%, 09/18/2029	215,000	235,505
3.50%, 01/11/2028	340,000	372,321
3.50%, 02/14/2050	200,000	212,064
3.70%, 10/30/2049	300,000	321,411
4.35%, 01/11/2048	405,000	467,147
4.45%, 02/11/2024	250,000	276,915
4.45%, 04/15/2070	700,000	830,893
5.35%, 02/11/2049	230,000	304,883
		4,054,621
ISRAEL — 0.1%
Israel Government AID Bond 5.50%, 9/18/2033	400,000	600,836
Israel Government International Bond:
2.75%, 07/03/2030	615,000	679,962
2.88%, 03/16/2026	230,000	253,612
3.15%, 06/30/2023	350,000	375,190
3.25%, 01/17/2028	400,000	456,384
4.00%, 06/30/2022	100,000	106,233
4.13%, 01/17/2048	515,000	652,968
4.50%, 01/30/2043	230,000	301,344
4.50%, 04/03/2120	500,000	687,920
State of Israel:
2.50%, 01/15/2030	475,000	514,871
3.38%, 01/15/2050	445,000	494,480
		5,123,800
ITALY — 0.1%
Italy Government International Bond 6.88%, 9/27/2023	447,000	521,470

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Republic of Italy Government International Bond:
2.38%, 10/17/2024	$1,305,000	$1,357,148
2.88%, 10/17/2029	750,000	776,437
4.00%, 10/17/2049	500,000	535,080
		3,190,135
JAPAN — 0.2%
Japan Bank for International Cooperation:
0.38%, 09/15/2023	350,000	349,657
0.63%, 05/22/2023	200,000	201,188
0.63%, 07/15/2025	440,000	440,695
1.63%, 10/17/2022	225,000	230,740
1.75%, 10/17/2024	318,000	333,448
1.88%, 07/21/2026	200,000	213,274
2.00%, 10/17/2029	310,000	336,564
2.38%, 11/16/2022	1,300,000	1,354,327
2.50%, 05/23/2024	235,000	252,113
2.75%, 11/16/2027	200,000	226,226
2.88%, 06/01/2027	1,175,000	1,331,287
2.88%, 07/21/2027	602,000	683,432
3.25%, 07/20/2023	615,000	663,450
3.25%, 07/20/2028	250,000	294,637
3.38%, 10/31/2023	400,000	435,732
Series DTC, 2.13%, 02/10/2025	200,000	213,306
Series DTC, 2.25%, 11/04/2026	652,000	710,015
Series DTC, 2.38%, 04/20/2026	160,000	174,730
Series DTC, 2.50%, 05/28/2025	500,000	544,045
Series DTC, 3.38%, 07/31/2023	200,000	216,618
Japan International Cooperation Agency:
2.75%, 04/27/2027	100,000	111,879
3.38%, 06/12/2028	200,000	236,886
		9,554,249
MEXICO — 0.3%
Mexico Government International Bond:
3.25%, 04/16/2030	861,000	882,887
3.60%, 01/30/2025	445,000	479,363
3.63%, 03/15/2022	719,000	748,170
3.75%, 01/11/2028	1,600,000	1,723,344
3.90%, 04/27/2025	250,000	273,555
4.00%, 10/02/2023	670,000	727,788
4.13%, 01/21/2026	600,000	667,116
4.15%, 03/28/2027	760,000	845,819
4.35%, 01/15/2047	415,000	431,583
4.50%, 04/22/2029	773,000	868,017
4.50%, 01/31/2050	835,000	883,630
4.60%, 01/23/2046	660,000	708,899
4.60%, 02/10/2048	430,000	459,412
Security Description	Principal Amount	Value
4.75%, 04/27/2032	$515,000	$583,603
6.05%, 01/11/2040	490,000	615,680
Series GMTN, 5.75%, 10/12/2110	692,000	803,433
Series MTN, 4.75%, 03/08/2044	1,987,000	2,177,414
Series MTNA, 8.00%, 09/24/2022	225,000	253,076
		14,132,789
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 09/29/2032	200,000	203,614
3.16%, 01/23/2030	760,000	826,667
3.87%, 07/23/2060	215,000	246,712
3.88%, 03/17/2028	730,000	828,265
4.00%, 09/22/2024	550,000	602,052
4.30%, 04/29/2053	645,000	792,054
6.70%, 01/26/2036	505,000	733,770
8.88%, 09/30/2027	670,000	959,487
9.38%, 04/01/2029	170,000	261,241
		5,453,862
PERU — 0.1%
Peruvian Government International Bond:
2.78%, 01/23/2031	955,000	1,033,893
2.84%, 06/20/2030	475,000	517,218
4.13%, 08/25/2027	451,000	526,294
5.63%, 11/18/2050	540,000	861,284
6.55%, 03/14/2037	441,000	665,482
8.75%, 11/21/2033	150,000	251,342
		3,855,513
PHILIPPINES — 0.1%
Philippine Government International Bond:
2.46%, 05/05/2030	295,000	318,346
2.95%, 05/05/2045	250,000	264,260
3.00%, 02/01/2028	789,000	869,628
3.70%, 02/02/2042	650,000	752,941
3.75%, 01/14/2029	251,000	293,140
3.95%, 01/20/2040	427,000	505,162
4.20%, 01/21/2024	930,000	1,032,663
5.00%, 01/13/2037	301,000	392,314
6.38%, 10/23/2034	343,000	496,592
7.75%, 01/14/2031	500,000	760,735
9.50%, 02/02/2030	400,000	658,938
9.50%, 02/02/2030	71,000	117,137
10.63%, 03/16/2025	254,000	361,442
		6,823,298
POLAND — 0.0% (a)
Poland Government International Bond:
3.00%, 03/17/2023	300,000	318,147

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 04/06/2026	$290,000	$327,314
4.00%, 01/22/2024	405,000	451,146
5.00%, 03/23/2022	1,127,000	1,205,293
		2,301,900
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.38%, 04/21/2027	165,000	175,857
2.63%, 05/26/2026	200,000	218,526
2.75%, 01/25/2022	150,000	154,271
2.88%, 01/21/2025	150,000	162,967
3.25%, 11/10/2025	185,000	207,217
3.25%, 08/12/2026	1,200,000	1,357,752
3.50%, 11/27/2021	215,000	222,353
4.00%, 01/14/2024	300,000	331,245
Korea Development Bank:
2.00%, 09/12/2026	223,000	236,737
2.13%, 10/01/2024	215,000	225,877
3.00%, 09/14/2022	177,000	185,312
3.25%, 02/19/2024	200,000	216,048
3.38%, 03/12/2023	200,000	213,310
3.38%, 09/16/2025	150,000	168,150
3.75%, 01/22/2024	250,000	273,907
4.63%, 11/16/2021	100,000	104,590
Korea International Bond:
2.00%, 06/19/2024	615,000	644,834
2.50%, 06/19/2029	300,000	333,678
2.75%, 01/19/2027	450,000	494,671
3.88%, 09/11/2023	200,000	219,238
4.13%, 06/10/2044	226,000	311,238
5.63%, 11/03/2025	100,000	124,334
		6,582,112
SUPRANATIONAL — 1.4%
African Development Bank:
Series GDIF, 2.13%, 11/16/2022	406,000	422,159
Series GDIF, 2.38%, 09/23/2021 (b)	0	—
Series GMTN, 1.63%, 09/16/2022	835,000	857,704
Series GMTN, 3.00%, 12/06/2021 (b)	545,000	562,772
Asian Development Bank:
0.63%, 04/29/2025	1,500,000	1,514,430
1.50%, 10/18/2024 (b)	566,000	592,245
1.63%, 01/24/2023	350,000	361,137
2.63%, 01/30/2024	350,000	376,901
5.82%, 06/16/2028	421,000	577,275
6.22%, 08/15/2027	175,000	228,379
Series GMTN, 0.25%, 07/14/2023 (b)	1,680,000	1,679,782
Series GMTN, 0.38%, 09/03/2025 (b)	1,000,000	997,520
Series GMTN, 1.75%, 09/13/2022	1,180,000	1,214,928
Security Description	Principal Amount	Value
Series GMTN, 1.75%, 08/14/2026	$50,000	$53,431
Series GMTN, 1.75%, 09/19/2029	423,000	456,489
Series GMTN, 1.88%, 02/18/2022 (b)	530,000	542,073
Series GMTN, 1.88%, 01/24/2030	750,000	819,112
Series GMTN, 2.00%, 02/16/2022	710,000	727,360
Series GMTN, 2.00%, 01/22/2025	150,000	160,314
Series GMTN, 2.00%, 04/24/2026	300,000	324,762
Series GMTN, 2.50%, 11/02/2027	395,000	445,185
Series GMTN, 2.75%, 03/17/2023	820,000	870,176
Series GMTN, 3.13%, 09/26/2028	350,000	415,342
Series MTN, 1.88%, 07/19/2022	1,000,000	1,029,750
Asian Infrastructure Investment Bank:
0.25%, 09/29/2023	500,000	499,045
0.50%, 05/28/2025	1,000,000	1,001,580
2.25%, 05/16/2024	400,000	427,292
Corp. Andina de Fomento:
1.63%, 09/23/2025	750,000	752,497
2.38%, 05/12/2023	500,000	515,850
2.75%, 01/06/2023 (b)	237,000	246,236
3.25%, 02/11/2022	300,000	309,444
3.75%, 11/23/2023	175,000	188,860
4.38%, 06/15/2022	141,000	149,009
Council Of Europe Development Bank:
1.38%, 02/27/2025	200,000	208,326
1.75%, 09/26/2022	250,000	257,538
2.50%, 02/27/2024 (b)	240,000	257,633
2.63%, 02/13/2023	374,000	394,817
European Bank for Reconstruction & Development:
1.63%, 09/27/2024	200,000	210,308
Series GMTN, 0.25%, 07/10/2023 (b)	250,000	249,930
Series GMTN, 1.50%, 02/13/2025	210,000	220,042
Series GMTN, 1.88%, 02/23/2022	745,000	762,068
Series GMTN, 2.13%, 03/07/2022	255,000	261,885
Series GMTN, 2.75%, 03/07/2023	600,000	636,198
European Investment Bank:
0.25%, 09/15/2023	1,100,000	1,099,956
0.38%, 12/15/2025	900,000	897,876

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
0.75%, 09/23/2030	$500,000	$494,800
1.38%, 09/06/2022	1,139,000	1,164,331
1.63%, 03/14/2025 (b)	1,230,000	1,297,256
1.63%, 10/09/2029	330,000	353,720
1.88%, 02/10/2025 (b)	1,531,000	1,630,484
2.00%, 12/15/2022 (b)	900,000	935,379
2.13%, 04/13/2026	567,000	618,688
2.25%, 03/15/2022 (b)	1,042,000	1,072,999
2.25%, 08/15/2022 (b)	690,000	716,213
2.25%, 06/24/2024	100,000	107,248
2.38%, 06/15/2022 (b)	892,000	924,808
2.50%, 03/15/2023	414,000	436,886
2.50%, 10/15/2024 (b)	900,000	978,633
2.63%, 05/20/2022	305,000	316,993
2.63%, 03/15/2024 (b)	775,000	837,248
2.88%, 12/15/2021	596,000	615,114
3.25%, 01/29/2024	1,081,000	1,187,360
Series GMTN, 2.88%, 08/15/2023 (b)	1,450,000	1,559,025
Series GMTN, 3.13%, 12/14/2023	175,000	190,936
Inter-American Development Bank:
0.25%, 11/15/2023	750,000	748,815
0.63%, 09/16/2027	500,000	499,670
2.00%, 07/23/2026	656,000	710,802
2.13%, 01/15/2025	400,000	429,412
2.25%, 06/18/2029	250,000	280,210
2.38%, 07/07/2027	440,000	490,270
2.50%, 01/18/2023	287,000	301,760
2.63%, 01/16/2024	850,000	914,566
3.00%, 10/04/2023	325,000	351,536
3.00%, 02/21/2024	604,000	658,493
4.38%, 01/24/2044	375,000	574,114
Series GMTN, 1.75%, 04/14/2022	1,115,000	1,141,325
Series GMTN, 1.75%, 09/14/2022	1,295,000	1,333,487
Series GMTN, 1.75%, 03/14/2025 (b)	2,770,000	2,934,344
Series GMTN, 2.13%, 01/18/2022	525,000	537,905
Series GMTN, 3.00%, 09/26/2022	1,000,000	1,054,740
Series GMTN, 3.88%, 10/28/2041	664,000	936,459
International Bank for Reconstruction & Development:
0.38%, 07/28/2025	2,000,000	1,995,080
0.63%, 04/22/2025	1,500,000	1,514,370
0.75%, 03/11/2025	500,000	507,885
0.75%, 08/26/2030	420,000	415,309
1.63%, 01/15/2025	750,000	789,450
1.75%, 04/19/2023	250,000	259,480
2.00%, 01/26/2022	450,000	460,557
Security Description	Principal Amount	Value
2.13%, 07/01/2022	$750,000	$774,975
2.13%, 02/13/2023	850,000	887,757
2.50%, 03/19/2024	713,000	767,188
3.00%, 09/27/2023	271,000	293,152
Series GDIF, 1.50%, 08/28/2024	1,450,000	1,516,134
Series GDIF, 1.63%, 02/10/2022	450,000	458,591
Series GDIF, 1.75%, 10/23/2029	750,000	811,462
Series GDIF, 1.88%, 06/19/2023	1,140,000	1,190,069
Series GDIF, 2.13%, 12/13/2021	1,000,000	1,022,920
Series GDIF, 2.13%, 03/03/2025	360,000	387,263
Series GDIF, 2.50%, 07/29/2025	1,745,000	1,918,226
Series GDIF, 3.13%, 11/20/2025	1,150,000	1,306,492
Series GMTN, 4.75%, 02/15/2035	1,250,000	1,830,412
International Finance Corp.:
0.50%, 03/20/2023 (b)	335,000	337,080
0.75%, 08/27/2030	750,000	742,830
Series GMTN, 0.38%, 07/16/2025	395,000	394,660
Series GMTN, 1.38%, 10/16/2024	449,000	467,723
Series GMTN, 2.00%, 10/24/2022	384,000	398,066
Series GMTN, 2.88%, 07/31/2023	160,000	171,750
Nordic Investment Bank:
0.38%, 05/19/2023	250,000	250,820
0.38%, 09/11/2025	250,000	249,445
1.38%, 10/17/2022	500,000	511,640
2.25%, 05/21/2024	585,000	625,810
2.88%, 07/19/2023 (b)	200,000	214,578
		77,582,819
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
0.50%, 08/26/2025	250,000	249,640
1.63%, 11/14/2022	395,000	405,855
Series GMTN, 0.25%, 09/29/2023	200,000	199,442
Series GMTN, 0.38%, 07/30/2024 (b)	1,350,000	1,348,906
Series GMTN, 3.13%, 11/08/2021	200,000	206,208
		2,410,051
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	400,000	462,092

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 01/23/2031	$163,000	$193,957
4.50%, 08/14/2024	410,000	447,486
4.98%, 04/20/2055	810,000	1,075,429
5.10%, 06/18/2050	664,000	891,248
7.63%, 03/21/2036	215,000	334,682
8.00%, 11/18/2022	173,000	187,390
		3,592,284
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $188,740,615)		199,090,055
U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.7%
Federal Farm Credit Banks Funding Corp. 0.38%, 4/8/2022	5,000,000	5,016,900
Federal Home Loan Bank:
0.13%, 8/12/2022	1,500,000	1,499,535
0.50%, 4/14/2025	4,130,000	4,156,845
1.38%, 2/17/2023 (b)	2,000,000	2,056,100
1.63%, 11/19/2021	680,000	691,417
1.63%, 12/20/2021	1,965,000	2,000,842
1.88%, 11/29/2021 (b)	450,000	458,964
2.13%, 6/9/2023	1,000,000	1,051,200
2.50%, 2/13/2024 (b)	225,000	242,017
2.63%, 12/10/2021	130,000	133,831
3.25%, 11/16/2028 (b)	1,070,000	1,284,096
5.50%, 7/15/2036	1,240,000	1,937,190
Series *, 3.00%, 10/12/2021	1,025,000	1,054,961
Series 0000, 2.00%, 9/9/2022	100,000	103,572
Federal Home Loan Mortgage Corp.:
0.25%, 6/26/2023	5,000,000	5,003,150
0.25%, 8/24/2023	1,155,000	1,155,658
0.25%, 9/8/2023	730,000	730,380
0.38%, 5/5/2023	1,000,000	1,004,280
0.38%, 9/23/2025	300,000	299,346
1.50%, 2/12/2025	3,000,000	3,148,350
2.00%, 10/1/2050	13,000,000	13,449,440
2.38%, 1/13/2022	4,015,000	4,130,351
2.50%, 9/1/2028	153,170	160,195
2.50%, 10/1/2029	402,147	421,433
2.50%, 1/1/2031	494,236	518,294
2.50%, 5/1/2031	1,517,794	1,591,251
2.50%, 6/1/2031	587,754	616,199
2.50%, 11/1/2032	1,428,609	1,495,408
2.50%, 12/1/2032	1,146,026	1,199,612
2.50%, 2/1/2033	2,343,584	2,453,165
2.50%, 3/1/2033	4,089,003	4,279,371
2.50%, 8/1/2035	4,913,733	5,150,193
2.50%, 9/1/2046	1,506,377	1,588,279
2.50%, 8/1/2050	24,754,376	25,976,097
Security Description	Principal Amount	Value
3.00%, 11/1/2027	$1,480,597	$1,557,119
3.00%, 2/1/2029	282,260	297,960
3.00%, 7/1/2029	277,489	293,016
3.00%, 9/1/2029	422,807	446,466
3.00%, 4/1/2030	411,896	434,347
3.00%, 12/1/2030	1,078,134	1,136,899
3.00%, 2/1/2031	2,314,106	2,445,085
3.00%, 5/1/2031	849,874	898,018
3.00%, 9/1/2032	2,375,970	2,504,661
3.00%, 4/1/2033	6,238,460	6,623,414
3.00%, 5/1/2033	5,046,174	5,303,344
3.00%, 7/1/2035	441,747	465,529
3.00%, 4/1/2036	927,438	981,634
3.00%, 8/1/2036	1,477,429	1,561,285
3.00%, 3/1/2043	787,754	840,789
3.00% 4/1/2043	1,456,718	1,554,789
3.00% 7/1/2043	521,421	556,525
3.00%, 8/1/2043	234,089	249,849
3.00%, 9/1/2043	312,612	333,658
3.00%, 10/1/2043	246,646	263,252
3.00%, 6/1/2045	972,989	1,026,468
3.00% 8/1/2045	2,792,055	2,963,995
3.00%, 4/1/2046	1,569,066	1,653,564
3.00%, 9/1/2046	1,102,931	1,162,327
3.00%, 10/1/2046	6,075,918	6,403,122
3.00%, 11/1/2046	1,131,001	1,191,908
3.00%, 12/1/2046	3,336,721	3,516,413
3.00%, 2/1/2047	3,102,077	3,269,132
3.00%, 7/1/2047	7,191,965	7,576,562
3.00%, 12/1/2047	7,580,686	7,947,605
3.00%, 1/1/2048	1,985,285	2,081,376
3.00%, 2/1/2048	4,446,532	4,661,752
3.00%, 3/1/2048	214,797	225,194
3.00%, 10/1/2049	5,694,506	5,957,922
3.00%, 12/1/2049	4,038,440	4,225,249
3.00%, 1/1/2050	11,371,372	11,897,387
3.00%, 2/1/2050	12,496,545	13,074,608
3.00%, 4/1/2050	12,822,985	13,487,815
3.50%, 5/1/2026	387,657	410,448
3.50%, 1/1/2029	95,877	102,620
3.50%, 11/1/2029	314,324	336,419
3.50%, 2/1/2030	148,536	159,005
3.50%, 3/1/2032	335,976	360,437
3.50%, 6/1/2033	942,146	996,013
3.50%, 1/1/2034	2,276,977	2,407,162
3.50%, 3/1/2038	1,408,368	1,497,747
3.50%, 10/1/2041	164,307	178,387
3.50%, 4/1/2043	284,169	310,761
3.50% 5/1/2043	507,569	552,904
3.50% 8/1/2043	1,039,988	1,126,666
3.50%, 6/1/2044	252,583	271,639
3.50%, 8/1/2044	496,667	534,139
3.50%, 10/1/2044	289,701	311,558
3.50%, 11/1/2044	446,084	479,741
3.50%, 12/1/2044	538,873	579,551

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 1/1/2045	$472,080	$507,697
3.50%, 2/1/2045	638,740	686,932
3.50% 7/1/2045	6,801,869	7,380,734
3.50%, 10/1/2045	618,070	663,645
3.50% 12/1/2045	1,014,347	1,097,770
3.50%, 3/1/2046	1,309,292	1,388,477
3.50%, 5/1/2046	599,533	635,793
3.50%, 8/1/2046	3,320,740	3,565,539
3.50%, 9/1/2046	7,169,753	7,603,377
3.50%, 12/1/2046	893,460	947,496
3.50%, 4/1/2047	118,145	125,073
3.50%, 9/1/2047	5,652,236	5,983,678
3.50%, 10/1/2047	790,680	837,044
3.50%, 11/1/2047	361,426	382,620
3.50%, 12/1/2047	876,148	927,524
3.50%, 1/1/2048	1,930,115	2,043,295
3.50%, 2/1/2048	5,727,157	6,062,992
3.50%, 5/1/2048	3,801,835	4,018,468
3.50%, 7/1/2048	1,420,991	1,501,961
3.50%, 11/1/2048	3,702,133	3,913,084
3.50%, 6/1/2049	4,800,276	5,053,498
3.50%, 7/1/2049	2,910,921	3,064,477
3.50%, 3/1/2050	12,224,526	12,869,389
4.00%, 4/1/2024	27,283	28,984
4.00%, 5/1/2025	23,046	24,528
4.00%, 6/1/2025	56,905	60,564
4.00%, 8/1/2025	13,954	14,851
4.00%, 9/1/2025	15,801	16,818
4.00%, 6/1/2026	142,135	151,269
4.00%, 7/1/2029	3,780,558	4,022,836
4.00%, 10/1/2040	179,331	197,714
4.00%, 12/1/2041	535,505	591,585
4.00%, 4/1/2042	374,678	413,916
4.00%, 6/1/2042	764,050	844,457
4.00%, 12/1/2043	186,078	205,013
4.00% 5/1/2044	431,535	472,787
4.00%, 7/1/2044	677,478	742,242
4.00%, 12/1/2044	232,309	254,516
4.00%, 4/1/2045	509,475	556,417
4.00%, 5/1/2045	2,459,973	2,717,495
4.00%, 10/1/2045	780,056	851,898
4.00%, 1/1/2046	562,763	614,593
4.00%, 3/1/2046	441,293	485,700
4.00%, 1/1/2047	8,526,140	9,227,001
4.00%, 9/1/2047	432,795	464,286
4.00%, 11/1/2047	2,746,031	2,945,836
4.00%, 12/1/2047	1,030,382	1,105,354
4.00%, 1/1/2048	1,589,101	1,704,726
4.00%, 4/1/2048	2,544,078	2,709,397
4.00% 5/1/2048	4,397,965	4,683,581
4.00%, 7/1/2048	3,169,950	3,375,815
4.00%, 10/1/2048	5,597,804	5,961,340
4.00%, 12/1/2048	2,720,965	2,897,672
4.00%, 9/1/2049	2,465,961	2,628,376
4.50%, 10/1/2024	10,081	10,310
Security Description	Principal Amount	Value
4.50%, 2/1/2039	$1,940	$2,180
4.50%, 6/1/2039	133,607	150,179
4.50%, 12/1/2039	105,351	118,419
4.50%, 6/1/2040	2,393	2,686
4.50%, 12/1/2040	407,885	457,878
4.50%, 4/1/2041	5,269	5,916
4.50%, 7/1/2041	280,558	314,980
4.50%, 8/1/2041	26,760	30,043
4.50%, 9/1/2041	105,941	118,937
4.50%, 10/1/2041	742,183	833,144
4.50%, 10/1/2043	15,330	17,107
4.50%, 8/1/2044	15,327	17,072
4.50%, 9/1/2044	351,108	391,081
4.50%, 4/1/2047	148,541	161,339
4.50%, 10/1/2047	141,517	153,710
4.50%, 12/1/2047	416,312	452,198
4.50% 1/1/2048	1,544,069	1,677,145
4.50%, 5/1/2048	1,437,150	1,551,653
4.50%, 6/1/2048	908,671	985,254
4.50%, 7/1/2048	1,689,665	1,824,684
4.50%, 12/1/2048	1,196,286	1,291,880
4.50%, 3/1/2049	1,734,332	1,872,921
4.50%, 7/1/2049	8,661,067	9,389,455
5.00%, 11/1/2035	14,407	16,581
5.00% 12/1/2036	3,044	3,503
5.00% 2/1/2038	237,896	272,522
5.00% 3/1/2038	161,314	184,791
5.00%, 6/1/2038	36,901	42,277
5.00% 11/1/2038	298,844	342,325
5.00%, 1/1/2039	44,393	50,861
5.00%, 2/1/2039	101,217	115,962
5.00%, 3/1/2039	306,642	350,215
5.00%, 10/1/2039	29,534	33,836
5.00%, 7/1/2048	2,254,491	2,470,422
5.00%, 9/1/2048	434,794	476,438
5.00%, 11/1/2048	2,195,116	2,404,468
5.00%, 3/1/2049	896,835	982,732
5.00%, 3/1/2050	2,572,648	2,819,293
5.50%, 2/1/2022	980	997
5.50%, 11/1/2026	28,395	31,172
5.50%, 6/1/2027	7,923	8,788
5.50%, 4/1/2028	12,502	13,964
5.50%, 7/1/2028	19,106	21,373
5.50%, 7/1/2033	707	824
5.50% 1/1/2037	90,901	106,131
5.50%, 9/1/2037	806	938
5.50%, 11/1/2037	5,708	6,644
5.50%, 1/1/2038	49,723	57,870
5.50%, 4/1/2038	174,219	202,850
5.50% 7/1/2038	238,433	277,618
5.50%, 10/1/2038	4,413	5,138
5.50%, 11/1/2038	7,510	8,744
6.00%, 8/1/2031	6,693	7,749
6.00%, 3/1/2036	7,990	9,486
6.00%, 8/1/2036	44,808	53,145

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 1/1/2037	$4,289	$5,073
6.00%, 12/1/2037	4,296	5,084
6.00%, 10/1/2038	3,808	4,354
6.00%, 3/1/2040	2,398	2,862
6.00%, 5/1/2040	446,359	526,731
6.25%, 7/15/2032 (b)	2,535,000	3,977,922
6.50%, 11/1/2037	45,598	54,744
6.50%, 2/1/2038	9,466	10,797
6.50%, 9/1/2038	122,140	146,843
6.50%, 9/1/2039	65,565	78,454
6.75%, 3/15/2031	601,000	938,335
2.75%, 6/19/2023 (b)	645,000	688,886
Series K037, Class A2, Class A2, 3.49%, 1/25/2024	1,000,000	1,086,596
Series K041, Class A2, Class A2, 3.17%, 10/25/2024	750,000	820,976
Series K049, Class A2, 3.01%, 7/25/2025	350,000	384,672
Series K053, Class A2, Class A2, 3.00%, 12/25/2025	350,000	386,502
Series K055, Class A2, Class A2, 2.67%, 3/25/2026	1,000,000	1,092,613
Series K064, Class A2, Class A2, 3.22%, 3/25/2027	800,000	912,535
Series K067, Class AM, Class AM, 3.28%, 8/25/2027	500,000	569,474
Series K069, Class A2, Class A2, 3.19%, 9/25/2027 (d)	1,500,000	1,720,466
Series K070, Class A2, Class A2, 3.30%, 11/25/2027 (d)	1,500,000	1,725,927
Series K072, Class A2, Class A2, 3.44%, 12/25/2027	2,010,000	2,331,510
Series K079, Class A2, Class A2, 3.93%, 6/25/2028	1,150,000	1,375,167
Series K083, Class A2, 4.05%, 9/25/2028 (d)	525,000	635,083
Series K085, Class A2, 4.06%, 10/25/2028 (d)	2,200,000	2,655,346
Series K086, Class A2, 3.86%, 11/25/2028 (d)	799,999	957,563
Series K087, Class A2, Class A2, 3.77%, 12/25/2028	270,000	321,783
Series K089, Class A2, Class A2, 3.56%, 1/25/2029	2,500,000	2,950,960
Security Description	Principal Amount	Value
Series K092, Class A2, 3.30%, 4/25/2029	$500,000	$582,988
Series K093, Class A2, 2.98%, 5/25/2029	500,000	568,700
Series K094, Class A2, 2.90%, 6/25/2029	531,291	606,968
Series K101, Class A2, 2.52%, 10/25/2029	500,000	555,697
Series K108, Class A2, Class A2, 1.52%, 3/25/2030	888,889	921,770
Series K109, Class A2, 1.56%, 4/25/2030	600,000	624,214
Series K110, Class A2, Class A2, 1.48%, 4/25/2030	160,714	166,061
Series K114, Class A2, 1.37%, 6/25/2030	250,000	255,825
Series K115, Class A2, 1.38%, 6/25/2030	500,000	513,574
Series K723, Class A2, Class A2, 2.45%, 8/25/2023	650,000	680,219
Series K730, Class A2, Class A2, 3.59%, 1/25/2025 (d)	1,000,000	1,112,491
Series K735, Class A2, 2.86%, 5/25/2026	500,000	552,129
Series K736, Class A2, 2.28%, 7/25/2026	5,000,000	5,394,625
Series K737, Class A2, Class A2, 2.53%, 10/25/2026	1,250,000	1,367,466
Series USD, 0.13%, 7/25/2022	2,575,000	2,574,536
Series K030, Class A2, Class A2, VRN, 3.25%, 4/25/2023 (d)	1,000,000	1,059,857
Series K159, Class A3, Class A3, VRN, 3.95%, 11/25/2033 (d)	666,667	834,380
Federal National Mortgage Association:
0.25%, 5/22/2023 (b)	1,000,000	1,001,010
0.25%, 7/10/2023	910,000	910,592
0.38%, 8/25/2025	3,560,000	3,550,388
0.63%, 4/22/2025	1,055,000	1,068,293
0.88%, 8/5/2030	6,800,000	6,710,444
1.38%, 10/7/2021	437,000	442,436
1.38%, 9/6/2022	3,800,000	3,889,642
1.63%, 10/15/2024 (b)	550,000	579,073
1.63%, 1/7/2025	225,000	237,074
1.75%, 7/2/2024 (b)	500,000	527,985
1.88%, 4/5/2022 (b)	305,000	313,009
1.88%, 9/24/2026 (b)	846,000	916,091
2.00%, 1/5/2022 (b)	2,315,000	2,370,514
2.00%, 10/5/2022 (b)	1,200,000	1,244,544

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 9/1/2035	$9,936,442	$10,331,306
2.00%, 8/1/2040	989,492	1,026,876
2.00%, 10/1/2040	2,000,000	2,075,610
2.00%, 10/1/2040 (f)	5,000,000	5,172,726
2.00%, 6/1/2050	981,885	1,015,847
2.13%, 4/24/2026 (b)	475,000	519,033
2.50%, 7/1/2028	452,351	472,991
2.50% 8/1/2028	1,341,569	1,402,780
2.50%, 10/1/2028	316,710	331,161
2.50%, 3/1/2029	1,143,214	1,194,136
2.50%, 2/1/2030	508,068	532,372
2.50%, 5/1/2030	817,706	857,285
2.50% 7/1/2030	4,292,173	4,488,775
2.50%, 2/1/2031	930,474	975,511
2.50%, 8/1/2031	2,362,058	2,475,669
2.50%, 6/1/2032	6,039,966	6,330,477
2.50%, 12/1/2032	1,845,446	1,931,265
2.50%, 1/1/2033	2,743,660	2,871,249
2.50%, 12/1/2033	4,627,650	4,851,639
2.50%, 2/1/2035	5,860,819	6,115,247
2.50%, 8/1/2035	3,538,734	3,708,770
2.50%, 4/1/2038	2,386,233	2,502,541
2.50%, 2/1/2040	1,265,404	1,326,135
2.50%, 5/1/2040	3,796,589	3,985,324
2.50%, 10/1/2042	333,250	355,157
2.50%, 11/1/2049	2,024,808	2,120,887
2.50%, 1/1/2050	6,405,688	6,709,644
2.50%, 7/1/2050	12,365,358	12,975,522
2.50%, 8/1/2050	12,258,272	12,863,152
2.50%, 10/1/2050	25,000,000	26,233,212
2.63%, 9/6/2024	2,375,000	2,595,661
2.88%, 9/12/2023 (b)	1,365,000	1,471,033
3.00%, 8/1/2027	254,470	267,363
3.00%, 11/1/2028	532,832	563,822
3.00%, 6/1/2029	152,379	161,166
3.00% 8/1/2029	728,342	768,794
3.00%, 9/1/2029	282,028	297,692
3.00%, 6/1/2030	427,371	450,553
3.00%, 9/1/2030	77,669	81,882
3.00%, 11/1/2030	182,816	192,732
3.00%, 12/1/2030	613,925	648,981
3.00%, 6/1/2032	3,648,637	3,845,070
3.00%, 10/1/2032	1,084,277	1,142,652
3.00%, 1/1/2033	760,318	801,252
3.00%, 2/1/2033	1,719,017	1,811,565
3.00%, 2/1/2034	2,288,686	2,404,182
3.00%, 2/1/2035	303,718	320,930
3.00%, 3/1/2035	247,559	260,802
3.00%, 2/1/2036	658,010	693,210
3.00%, 11/1/2036	1,584,292	1,676,047
3.00%, 1/1/2037	1,772,450	1,875,102
3.00%, 9/1/2037	1,568,702	1,650,484
3.00%, 1/1/2038	2,602,170	2,737,832
3.00%, 12/1/2042	435,298	464,699
3.00%, 1/1/2043	848,914	906,251
Security Description	Principal Amount	Value
3.00%, 3/1/2043	$909,148	$970,121
3.00%, 4/1/2043	232,094	247,660
3.00% 5/1/2043	2,400,662	2,561,665
3.00% 6/1/2043	1,682,594	1,795,439
3.00% 7/1/2043	1,602,026	1,709,467
3.00%, 8/1/2043	738,852	792,286
3.00%, 2/1/2044	7,054,939	7,528,084
3.00%, 5/1/2045	5,897,423	6,292,937
3.00%, 8/1/2045	9,443,712	10,077,061
3.00%, 9/1/2045	763,086	804,774
3.00% 11/1/2045	1,659,354	1,750,007
3.00%, 5/1/2046	1,567,076	1,651,019
3.00%, 8/1/2046	1,778,016	1,873,258
3.00%, 9/1/2046	1,729,760	1,822,418
3.00%, 10/1/2046	657,966	693,211
3.00% 11/1/2046	5,587,732	5,942,383
3.00% 1/1/2047	5,542,191	5,839,068
3.00% 3/1/2047	6,073,657	6,405,082
3.00%, 7/1/2047	4,684,973	4,935,931
3.00%, 10/1/2047	5,811,052	6,122,330
3.00%, 12/1/2047	8,924,993	9,403,074
3.00%, 2/1/2048	5,546,049	5,814,772
3.00%, 12/1/2049	19,995,623	20,975,685
3.00%, 1/1/2050	6,089,831	6,371,277
3.00%, 7/1/2050	9,821,852	10,332,783
3.00%, 9/1/2050	15,933,794	16,762,667
3.50%, 10/1/2025	78,821	83,402
3.50%, 11/1/2025	102,803	108,778
3.50%, 3/1/2026	65,715	69,547
3.50%, 1/1/2027	323,862	342,685
3.50%, 5/1/2029	143,374	153,379
3.50%, 1/1/2030	226,416	242,216
3.50%, 3/1/2031	678,590	725,378
3.50%, 6/1/2033	1,944,939	2,055,994
3.50%, 6/1/2034	571,861	613,423
3.50%, 7/1/2034	1,039,451	1,114,996
3.50%, 11/1/2034	3,605,233	3,867,256
3.50%, 2/1/2037	531,093	566,315
3.50%, 2/1/2038	342,564	372,387
3.50%, 4/1/2038	2,106,757	2,222,068
3.50%, 5/1/2038	749,403	790,421
3.50%, 12/1/2040	593,196	643,961
3.50%, 1/1/2042	174,845	193,858
3.50%, 3/1/2042	369,044	406,512
3.50%, 5/1/2042	1,273,559	1,382,177
3.50%, 8/1/2042	511,582	555,213
3.50%, 10/1/2042	569,113	617,651
3.50%, 1/1/2043	177,824	192,990
3.50%, 5/1/2043	175,872	190,487
3.50%, 7/1/2043	632,936	685,534
3.50% 1/1/2044	9,931,426	10,777,136
3.50%, 10/1/2044	418,682	450,115
3.50% 1/1/2045	688,271	739,944
3.50% 2/1/2045	16,019,391	17,385,640
3.50%, 4/1/2045	787,269	844,993

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50% 8/1/2045	$1,646,811	$1,774,793
3.50% 11/1/2045	4,682,215	5,025,526
3.50% 12/1/2045	3,633,201	3,899,597
3.50%, 1/1/2046	1,240,641	1,331,607
3.50% 2/1/2046	4,069,124	4,351,533
3.50%, 10/1/2046	1,665,429	1,765,863
3.50%, 2/1/2047	499,604	529,732
3.50% 5/1/2047	8,338,086	8,887,700
3.50% 7/1/2047	3,271,431	3,543,294
3.50%, 10/1/2047	517,392	547,565
3.50% 11/1/2047	23,337,797	24,726,935
3.50% 1/1/2048	6,506,618	6,886,064
3.50% 2/1/2048	8,334,270	8,830,591
3.50%, 6/1/2048	3,431,436	3,625,874
3.50%, 8/1/2048	455,979	481,816
3.50%, 9/1/2048	1,415,993	1,497,205
3.50%, 11/1/2048	1,843,461	1,954,632
3.50%, 7/1/2049	6,881,633	7,245,310
3.50%, 8/1/2049	5,040,356	5,306,726
3.50%, 6/1/2050	5,432,684	5,765,349
4.00%, 4/1/2024	43,465	46,171
4.00%, 1/1/2025	39,669	42,138
4.00%, 3/1/2026	37,630	40,042
4.00%, 12/1/2034	316,745	346,606
4.00%, 3/1/2037	926,577	992,855
4.00%, 3/1/2038	1,082,075	1,158,165
4.00%, 6/1/2038	728,237	779,445
4.00%, 8/1/2039	411,213	453,335
4.00%, 9/1/2040	3,913,544	4,313,099
4.00% 12/1/2040	859,020	946,722
4.00%, 3/1/2041	629,805	695,606
4.00%, 12/1/2041	690,925	763,112
4.00%, 1/1/2042	206,630	228,218
4.00%, 2/1/2042	181,259	200,197
4.00%, 10/1/2043	478,417	526,564
4.00%, 12/1/2043	67,568	74,368
4.00%, 5/1/2044	1,510,270	1,664,461
4.00%, 6/1/2044	383,616	420,207
4.00% 7/1/2044	2,177,369	2,385,057
4.00%, 9/1/2044	308,330	337,740
4.00% 10/1/2044	523,162	573,064
4.00%, 12/1/2044	436,179	477,784
4.00%, 1/1/2045	1,140,074	1,259,460
4.00%, 3/1/2045	332,970	363,501
4.00%, 5/1/2045	625,674	683,043
4.00%, 6/1/2045	982,425	1,076,133
4.00%, 7/1/2045	571,919	624,360
4.00%, 9/1/2045	865,363	944,710
4.00%, 12/1/2045	470,876	514,052
4.00%, 2/1/2046	163,861	178,885
4.00%, 4/1/2046	590,585	639,002
4.00%, 11/1/2046	581,710	632,301
4.00% 4/1/2047	10,077,794	10,828,271
4.00%, 7/1/2047	214,722	230,292
4.00%, 8/1/2047	906,162	971,870
Security Description	Principal Amount	Value
4.00%, 9/1/2047	$4,801,156	$5,149,301
4.00%, 12/1/2047	9,310,572	9,985,706
4.00%, 1/1/2048	3,541,086	3,797,860
4.00%, 2/1/2048	1,548,783	1,661,090
4.00%, 5/1/2048	218,063	232,205
4.00% 6/1/2048	7,965,073	8,481,628
4.00%, 7/1/2048	1,582,800	1,685,449
4.00%, 8/1/2048	2,850,334	3,035,186
4.00%, 9/1/2048	3,743,777	3,986,571
4.00%, 10/1/2048	8,277,928	9,036,953
4.00% 11/1/2048	4,343,940	4,647,307
4.00%, 1/1/2049	4,446,869	4,912,535
4.00%, 3/1/2049	967,166	1,030,822
4.00%, 5/1/2049	2,860,460	3,048,729
4.00%, 7/1/2049	3,277,640	3,493,368
4.00%, 2/1/2050	2,196,223	2,340,774
4.50% 4/1/2023	78,626	81,128
4.50%, 8/1/2023	155	158
4.50%, 4/1/2031	180,791	197,917
4.50%, 4/1/2039	363,108	408,079
4.50%, 4/1/2040	384,754	431,825
4.50%, 10/1/2040	219,773	246,659
4.50%, 2/1/2041	480,681	539,573
4.50%, 5/1/2041	228,190	256,107
4.50%, 1/1/2042	783,216	879,173
4.50%, 9/1/2043	183,257	204,435
4.50% 12/1/2043	544,531	607,461
4.50%, 1/1/2044	110,052	122,771
4.50%, 2/1/2044	269,289	300,410
4.50% 6/1/2044	594,545	663,187
4.50%, 3/1/2046	879,000	986,537
4.50%, 9/1/2047	282,507	306,785
4.50%, 11/1/2047	2,005,079	2,177,388
4.50%, 4/1/2048	992,388	1,071,606
4.50% 8/1/2048	5,854,506	6,330,115
4.50%, 11/1/2048	5,130,802	5,540,368
4.50%, 12/1/2048	1,454,824	1,570,955
4.50% 1/1/2049	3,278,754	3,540,482
4.50%, 5/1/2049	3,005,876	3,245,820
4.50%, 3/1/2050	9,132,830	9,867,840
5.00%, 7/1/2035	355,058	408,467
5.00%, 7/1/2040	152,738	173,933
5.00%, 1/1/2042	508,497	579,060
5.00%, 3/1/2042	435,171	495,559
5.00%, 12/1/2043	112,964	129,312
5.00%, 7/1/2044	226,602	253,571
5.00%, 6/1/2048	1,152,915	1,262,833
5.00%, 9/1/2048	2,732,305	2,992,798
5.00%, 8/1/2049	1,915,140	2,097,726
5.00%, 10/1/2049	2,696,045	2,961,747
5.50%, 7/1/2035	159,285	186,365
5.50% 6/1/2038	51,012	59,383
5.50%, 12/1/2038	167,732	195,202
5.50%, 12/1/2039	260,424	303,159
5.50%, 4/1/2040	118,785	138,018

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 9/1/2040	$21,833	$25,416
5.50%, 7/1/2041	284,213	331,672
5.50%, 5/1/2044	3,526,439	4,125,962
6.00%, 2/1/2037	155,174	179,927
6.00%, 10/1/2039	206,301	244,310
6.00%, 4/1/2040	280,882	332,752
6.25%, 5/15/2029	80,000	115,810
6.63%, 11/15/2030	1,849,000	2,841,691
7.13%, 1/15/2030	325,000	503,786
7.25%, 5/15/2030	1,125,000	1,770,570
TBA, 1.50%, 10/1/2035 (h)	5,000,000	5,114,500
TBA, 2.00%, 10/1/2035 (h)	19,469,207	20,232,205
TBA, 2.00%, 10/1/2050 (h)	34,000,000	35,146,140
TBA, 2.50%, 10/1/2035 (h)	3,925,000	4,098,328
TBA, 2.50%, 10/1/2050 (h)	22,675,000	23,783,127
TBA, 2.50%, 11/1/2050 (h)	16,350,000	17,120,739
TBA, 3.00%, 10/1/2050 (h)	8,000,000	8,379,200
TBA, 4.00%, 10/1/2050 (h)	5,450,000	5,811,117
Series 2013-M12, Class APT, 2.49%, 3/25/2023 (d)	538,050	559,105
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (d)	287,631	312,311
Series 2016-M4, Class AL, Class AL, 3.27%, 1/25/2039	171,770	184,258
Series 2017-M13, Class A2, 3.04%, 9/25/2027 (d)	500,000	561,946
Series 2017-M14, Class A2, Class A2, 2.97%, 11/25/2027 (d)	600,000	676,175
Series 2017-M8, Class A1, Class A1, 2.65%, 5/25/2027	396,733	413,640
Series 2017-M8, Class A2, Class A2, 3.06%, 5/25/2027 (d)	600,000	671,657
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (d)	750,000	846,197
Series 2019-M1, Class A2, Class A2, 3.67%, 9/25/2028 (d)	861,702	1,013,854
Series 2019-M18, Class A2, Class A2, 2.47%, 8/25/2029	2,000,000	2,201,072
Series 2019-M22, Class A2, Class A2, 2.52%, 8/25/2029	600,000	665,511
Series 2019-M5, Class A2, Class A2, 3.27%, 2/25/2029	500,000	574,325
Series 2019-M9, Class A2, Class A2, 2.94%, 4/25/2029	750,000	844,260
Security Description	Principal Amount	Value
Series 2020-M20, Class A2, Class A2, 1.44%, 10/25/2029	$1,500,000	$1,532,982
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	203,055
Series 2020-M8, Class A2, 1.82%, 2/25/2030	964,300	1,003,366
Series 2013-M14, Class APT, Class APT, VRN, 2.71%, 4/25/2023 (d)	151,020	157,048
Series 2014-M2, Class A2, Class A2, VRN, 3.51%, 12/25/2023 (d)	653,903	710,358
Series 2017-M15, Class ATS2, Class ATS2, VRN, 3.20%, 11/25/2027 (d)	700,000	761,830
Series 2018-M1, Class A2, Class A2, VRN, 3.08%, 12/25/2027 (d)	130,000	147,379
Government National Mortgage Association:
2.50%, 2/20/2043	1,967,227	2,082,617
2.50%, 12/20/2049	2,103,694	2,212,845
2.50%, 7/20/2050	4,971,073	5,223,211
2.50%, 8/20/2050	9,177,200	9,642,676
3.00% 12/15/2042	576,424	605,250
3.00% 12/20/2042	1,046,713	1,122,842
3.00%, 2/20/2043	973,482	1,071,095
3.00%, 4/20/2043	912,939	969,951
3.00%, 6/20/2043	625,640	664,711
3.00%, 11/20/2044	691,116	732,381
3.00%, 12/20/2044	291,697	309,113
3.00%, 3/20/2045	324,351	343,575
3.00%, 4/20/2045	501,994	531,746
3.00%, 8/20/2045	760,898	805,995
3.00%, 1/20/2046	418,332	443,125
3.00%, 2/20/2046	5,296,266	5,627,016
3.00%, 4/20/2046	799,901	844,949
3.00%, 5/20/2046	1,768,996	1,868,620
3.00%, 6/20/2046	5,045,856	5,330,020
3.00%, 9/20/2046	1,594,570	1,684,370
3.00%, 10/20/2046	5,624,308	5,941,049
3.00%, 11/20/2046	888,982	939,046
3.00%, 1/20/2047	1,540,604	1,627,366
3.00%, 6/20/2047	528,700	558,133
3.00%, 7/20/2047	4,700,114	4,961,778
3.00%, 10/20/2047	3,355,094	3,541,878
3.00%, 11/20/2047	2,174,011	2,295,042
3.00%, 12/20/2047	1,969,335	2,078,971
3.00%, 1/20/2048	1,775,185	1,874,012
3.00%, 2/20/2048	2,075,363	2,190,902
3.00%, 3/20/2048	8,118,470	8,535,388
3.00%, 11/20/2049	7,029,673	7,360,087

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 12/20/2049	$4,275,904	$4,476,884
3.00%, 6/20/2050	14,365,758	15,179,411
3.00%, 7/20/2050	12,433,986	13,138,226
3.50%, 12/20/2041	983,439	1,076,225
3.50%, 2/15/2042	533,389	578,494
3.50%, 6/20/2042	541,485	592,195
3.50%, 1/20/2043	2,247,942	2,458,460
3.50%, 4/15/2043	135,621	146,573
3.50%, 4/20/2043	559,259	611,633
3.50%, 7/20/2043	1,407,364	1,530,226
3.50%, 10/20/2043	268,386	291,816
3.50%, 12/20/2043	113,528	123,439
3.50%, 1/20/2044	232,302	252,582
3.50%, 3/20/2044	223,229	242,716
3.50%, 6/20/2044	9,511,293	10,243,785
3.50%, 9/20/2044	3,482,907	3,751,136
3.50%, 10/20/2044	422,178	454,691
3.50%, 12/20/2044	315,552	339,854
3.50%, 2/20/2045	242,368	261,033
3.50%, 3/20/2045	285,229	306,228
3.50% 4/20/2045	1,770,443	1,912,637
3.50%, 6/20/2045	1,710,321	1,836,234
3.50%, 10/20/2045	7,322,673	7,861,762
3.50%, 11/20/2045	173,387	186,152
3.50%, 1/20/2046	2,221,502	2,385,047
3.50%, 3/20/2046	1,422,674	1,519,866
3.50%, 4/20/2046	8,147,019	8,703,593
3.50%, 5/20/2046	1,270,610	1,357,414
3.50%, 10/20/2046	782,742	836,216
3.50%, 2/20/2047	3,764,267	4,021,429
3.50%, 3/20/2047	805,498	859,340
3.50%, 5/20/2047	812,269	866,563
3.50%, 6/20/2047	495,624	528,753
3.50%, 8/20/2047	739,570	789,005
3.50%, 9/20/2047	780,068	832,210
3.50%, 10/20/2047	655,021	698,804
3.50%, 11/20/2047	2,604,274	2,778,351
3.50%, 12/20/2047	9,973,609	10,640,272
3.50%, 1/20/2048	12,513,621	13,350,066
3.50%, 2/20/2048	3,147,414	3,357,796
3.50%, 3/20/2048	5,388,283	5,697,404
3.50%, 4/20/2048	3,118,597	3,297,508
3.50%, 6/20/2048	1,843,476	1,949,235
3.50%, 2/20/2049	813,674	860,354
3.50%, 5/20/2049	648,961	683,343
3.50%, 7/20/2049	212,361	223,612
3.50%, 9/20/2049	3,334,018	3,510,656
3.50%, 12/20/2049	1,500,061	1,579,534
4.00%, 4/15/2040	513,500	566,489
4.00%, 6/15/2040	30,730	33,901
4.00%, 3/20/2044	83,889	92,024
4.00%, 4/20/2044	418,885	459,505
4.00%, 6/20/2044	389,143	426,878
4.00%, 8/20/2044	408,858	448,506
4.00%, 9/20/2044	333,405	365,736
Security Description	Principal Amount	Value
4.00%, 10/20/2044	$488,413	$535,775
4.00%, 12/20/2044	421,775	462,675
4.00%, 2/20/2045	297,738	326,610
4.00%, 5/15/2045	315,208	343,011
4.00%, 7/20/2045	2,169,196	2,353,290
4.00%, 8/20/2045	287,312	311,696
4.00%, 9/20/2045	5,378,220	5,834,658
4.00%, 10/20/2045	411,564	446,492
4.00%, 11/20/2045	1,491,433	1,618,008
4.00%, 4/20/2046	252,920	274,385
4.00%, 5/20/2046	94,106	101,406
4.00%, 10/20/2046	178,890	192,767
4.00%, 3/20/2047	876,913	944,936
4.00%, 4/20/2047	345,849	370,737
4.00%, 6/20/2047	2,461,449	2,638,577
4.00%, 7/20/2047	691,772	741,553
4.00%, 8/20/2047	1,083,271	1,161,225
4.00%, 9/20/2047	455,750	488,546
4.00%, 2/20/2048	3,674,467	3,938,885
4.00%, 3/20/2048	2,942,169	3,153,890
4.00%, 6/20/2048	1,342,000	1,434,117
4.00%, 7/20/2048	668,971	714,890
4.00%, 8/20/2048	5,307,944	5,672,290
4.00%, 9/20/2048	1,391,950	1,487,495
4.00%, 5/20/2049	2,377,244	2,531,374
4.00%, 7/20/2049	10,152,777	10,811,037
4.50%, 6/15/2039	31,077	34,822
4.50%, 7/15/2039	93,110	104,330
4.50%, 4/15/2040	374,209	419,502
4.50% 6/15/2040	267,861	300,282
4.50%, 3/15/2041	133,136	149,250
4.50%, 6/15/2041	114,220	128,109
4.50%, 9/20/2041	113,140	126,824
4.50%, 12/15/2041	36,077	40,464
4.50%, 1/15/2042	90,483	101,386
4.50%, 10/20/2043	75,192	83,967
4.50%, 4/20/2044	193,127	215,666
4.50%, 6/20/2044	159,504	178,119
4.50%, 11/20/2044	417,074	465,024
4.50%, 12/20/2044	127,194	141,817
4.50%, 7/20/2045	2,571,818	2,867,498
4.50%, 8/20/2045	225,108	250,988
4.50%, 9/20/2045	112,933	125,917
4.50%, 10/20/2045	428,362	477,610
4.50%, 4/20/2046	228,804	255,110
4.50%, 9/20/2047	222,489	240,517
4.50%, 11/20/2047	976,035	1,055,119
4.50%, 12/20/2047	857,603	927,091
4.50%, 1/20/2048	773,492	836,164
4.50%, 6/20/2048	2,297,531	2,472,587
4.50%, 7/20/2048	1,291,442	1,389,842
4.50%, 8/20/2048	3,632,961	3,909,769
4.50%, 10/20/2048	1,861,006	2,002,802
4.50%, 1/20/2049	3,721,923	4,005,509
4.50%, 7/20/2049	3,474,917	3,728,629

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/15/2038	$131,775	$147,774
5.00% 4/15/2039	280,671	311,785
5.00%, 5/15/2039	22,085	24,012
5.00%, 11/20/2041	661,095	742,692
5.00%, 5/20/2044	123,932	141,906
5.00%, 11/20/2044	145,069	166,156
5.00%, 1/20/2048	971,014	1,062,657
5.00%, 5/20/2048	1,338,963	1,464,551
5.00%, 7/20/2048	176,519	192,020
5.00%, 9/20/2048	952,115	1,035,726
5.00%, 11/20/2048	1,083,757	1,178,929
5.00%, 1/20/2049	2,704,777	2,942,299
5.00%, 7/20/2049	495,486	538,998
5.50%, 6/15/2038	218,660	243,482
5.50%, 7/15/2038	172,565	195,731
5.50%, 2/15/2039	35,713	40,837
5.50%, 5/20/2044	192,449	214,987
6.00%, 1/15/2038	18,176	20,668
6.00%, 4/15/2038	70,941	80,591
6.00%, 6/15/2041	94,895	110,083
TBA, 2.00%, 10/1/2050 (h)	2,800,000	2,908,248
TBA, 2.50%, 10/1/2050 (h)	24,100,000	25,295,842
TBA, 3.00%, 10/1/2050 (h)	19,675,000	20,593,626
TBA, 3.50%, 10/1/2050 (h)	2,500,000	2,632,925
Iraq Government AID Bond 2.15%, 1/18/2022	1,080,000	1,104,538
Tennessee Valley Authority:
0.75%, 5/15/2025	335,000	339,328
2.88%, 9/15/2024	475,000	521,512
4.63%, 9/15/2060	34,000	53,151
5.25%, 9/15/2039	1,132,000	1,744,582
5.88%, 4/1/2036	128,000	200,138
7.13%, 5/1/2030	66,000	101,696
Series A, 2.88%, 2/1/2027	251,000	285,106
Series B, 4.70%, 7/15/2033	350,000	485,891
Series E, 6.75%, 11/1/2025	115,000	150,726
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,514,626,010)		1,561,111,258
U.S. TREASURY OBLIGATIONS — 36.7%
Treasury Bond:
1.25%, 5/15/2050 (b)	13,531,000	12,858,678
2.00%, 2/15/2050 (b)	10,550,000	11,962,711
Treasury Bonds:
1.13%, 5/15/2040	9,900,000	9,765,422
1.13%, 8/15/2040	5,000,000	4,915,625
1.38%, 8/15/2050	12,900,000	12,658,125
2.25%, 8/15/2046	2,506,000	2,965,303
2.25%, 8/15/2049	10,370,000	12,362,984
2.38%, 11/15/2049	7,967,000	9,750,861
2.50%, 2/15/2045	3,399,000	4,191,392
2.50%, 2/15/2046	3,681,800	4,554,502
Security Description	Principal Amount	Value
2.50%, 5/15/2046	$2,850,000	$3,527,766
2.75%, 8/15/2042	5,251,000	6,738,510
2.75%, 11/15/2042	15,482,000	19,858,084
2.75%, 8/15/2047	7,400,000	9,624,625
2.75%, 11/15/2047	17,200,000	22,397,625
2.88%, 5/15/2043	1,900,000	2,484,250
2.88%, 8/15/2045	3,700,000	4,870,125
2.88%, 11/15/2046	5,109,700	6,767,159
2.88%, 5/15/2049	12,436,000	16,687,557
3.00%, 11/15/2044	1,464,000	1,959,701
3.00%, 5/15/2045	2,100,000	2,816,953
3.00%, 11/15/2045	2,900,000	3,903,672
3.00%, 2/15/2047	6,450,000	8,742,773
3.00%, 5/15/2047	10,200,000	13,844,906
3.00%, 2/15/2048	13,150,000	17,906,602
3.00%, 8/15/2048	16,450,000	22,467,102
3.00%, 2/15/2049	11,425,000	15,654,035
3.13%, 11/15/2041	2,518,000	3,407,169
3.13%, 2/15/2042	2,197,000	2,980,711
3.13%, 2/15/2043	1,240,000	1,682,719
3.13%, 8/15/2044	2,078,000	2,832,898
3.13%, 5/15/2048	13,150,000	18,319,594
3.38%, 5/15/2044	2,164,000	3,059,355
3.38%, 11/15/2048	9,310,000	13,575,144
3.50%, 2/15/2039	700,000	983,391
3.63%, 8/15/2043	3,950,000	5,768,234
3.63%, 2/15/2044	1,940,000	2,839,069
3.75%, 8/15/2041	150,000	220,523
3.75%, 11/15/2043 (b)	3,762,000	5,597,151
3.88%, 8/15/2040	150,000	222,352
4.25%, 11/15/2040	400,000	622,000
4.38%, 2/15/2038	2,235,000	3,441,900
4.38%, 11/15/2039	375,000	586,582
4.38%, 5/15/2040	5,350,000	8,407,859
4.38%, 5/15/2041	1,500,000	2,377,500
4.50%, 2/15/2036 (b)	502,000	760,373
4.63%, 2/15/2040	48,970,000	78,948,822
4.75%, 2/15/2037	546,000	860,888
4.75%, 2/15/2041	5,400,000	8,920,969
5.25%, 11/15/2028	262,000	360,291
5.25%, 2/15/2029	250,000	346,133
5.50%, 8/15/2028	452,000	625,879
6.13%, 11/15/2027	686,000	959,114
6.25%, 8/15/2023 (b)	300,000	352,359
6.50%, 11/15/2026 (b)	1,054,000	1,444,227
6.88%, 8/15/2025	50,000	65,922
7.13%, 2/15/2023	524,000	610,378
7.50%, 11/15/2024 (b)	6,100,000	7,927,141
Treasury Notes:
0.13%, 4/30/2022	17,400,000	17,400,000
0.13%, 5/31/2022	8,600,000	8,599,328
0.13%, 6/30/2022	13,500,000	13,499,473
0.13%, 7/31/2022	21,400,000	21,399,164
0.13%, 8/31/2022	10,150,000	10,149,604
0.13%, 5/15/2023	9,637,000	9,632,483

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
0.13%, 7/15/2023	$10,800,000	$10,793,250
0.13%, 8/15/2023	15,500,000	15,489,102
0.25%, 4/15/2023	12,265,000	12,299,495
0.25%, 6/15/2023	3,360,000	3,369,450
0.25%, 5/31/2025	20,675,000	20,676,615
0.25%, 6/30/2025	5,675,000	5,672,783
0.25%, 7/31/2025	14,935,000	14,924,499
0.25%, 8/31/2025	21,200,000	21,183,437
0.38%, 3/31/2022	5,600,000	5,620,344
0.38%, 4/30/2025 (b)	17,250,000	17,351,074
0.38%, 7/31/2027 (b)	22,250,000	22,138,750
0.38%, 9/30/2027	10,000,000	9,937,500
0.50%, 3/15/2023	9,325,000	9,408,051
0.50%, 4/30/2027	5,322,000	5,348,610
0.50%, 6/30/2027	15,450,000	15,510,352
0.63%, 5/15/2030	14,800,000	14,758,375
0.63%, 8/15/2030 (b)	25,500,000	25,372,500
1.13%, 2/28/2022	9,100,000	9,227,969
1.13%, 2/28/2025	31,323,000	32,549,002
1.13%, 2/28/2027	8,500,000	8,885,820
1.25%, 10/31/2021	1,750,000	1,771,123
1.25%, 8/31/2024	11,000,000	11,446,875
1.38%, 1/31/2022	34,850,000	35,428,564
1.38%, 10/15/2022	14,725,000	15,097,727
1.38%, 2/15/2023	10,447,000	10,753,881
1.38%, 6/30/2023	5,000,000	5,168,750
1.38%, 1/31/2025	34,175,000	35,857,051
1.38%, 8/31/2026	3,000,000	3,177,656
1.50%, 10/31/2021 (b)	14,660,000	14,876,464
1.50%, 11/30/2021	15,700,000	15,948,379
1.50%, 1/31/2022	850,000	865,439
1.50%, 8/15/2022	16,350,000	16,770,885
1.50%, 9/15/2022	12,650,000	12,989,475
1.50%, 1/15/2023	16,200,000	16,704,984
1.50%, 3/31/2023	1,796,000	1,856,755
1.50%, 9/30/2024	10,000,000	10,513,281
1.50%, 10/31/2024	11,250,000	11,836,231
1.50%, 11/30/2024	11,300,000	11,898,547
1.50%, 8/15/2026	2,392,000	2,550,283
1.50%, 1/31/2027	13,400,000	14,323,344
1.50%, 2/15/2030	13,950,000	15,057,281
1.63%, 12/31/2021	19,650,000	20,015,367
1.63%, 8/15/2022	1,972,000	2,027,308
1.63%, 8/31/2022	9,000,000	9,257,344
1.63%, 11/15/2022	3,964,000	4,089,114
1.63%, 12/15/2022	13,200,000	13,634,156
1.63%, 4/30/2023 (b)	1,100,000	1,142,023
1.63%, 5/31/2023 (b)	884,000	918,808
1.63%, 10/31/2023	4,730,000	4,943,589
1.63%, 5/15/2026	300,000	321,492
1.63%, 10/31/2026	11,125,000	11,959,375
1.63%, 11/30/2026	11,700,000	12,583,898
1.63%, 8/15/2029 (b)	14,427,000	15,714,159
1.75%, 2/28/2022	1,800,000	1,841,063
1.75%, 3/31/2022	500,000	512,090
Security Description	Principal Amount	Value
1.75%, 5/15/2022	$3,432,000	$3,521,554
1.75%, 5/31/2022	3,650,000	3,748,236
1.75%, 6/15/2022 (b)	6,675,000	6,858,823
1.75%, 6/30/2022	8,450,000	8,688,647
1.75%, 7/15/2022	13,475,000	13,865,038
1.75%, 9/30/2022	2,470,000	2,549,793
1.75%, 1/31/2023	2,100,000	2,178,586
1.75%, 6/30/2024	18,200,000	19,257,875
1.75%, 7/31/2024	2,500,000	2,647,852
1.75%, 12/31/2024	15,300,000	16,286,133
1.75%, 12/31/2026	8,150,000	8,835,109
1.75%, 11/15/2029 (b)	7,000,000	7,710,938
1.88%, 1/31/2022	5,399,600	5,525,099
1.88%, 2/28/2022	3,750,000	3,842,285
1.88%, 3/31/2022	2,600,000	2,667,641
1.88%, 4/30/2022	4,850,000	4,983,564
1.88%, 7/31/2022	8,200,000	8,461,375
1.88%, 8/31/2022	2,330,000	2,407,545
1.88%, 9/30/2022	14,360,000	14,859,795
1.88%, 10/31/2022	47,000	48,700
1.88%, 8/31/2024	2,150,000	2,289,918
1.88%, 6/30/2026	10,500,000	11,411,367
2.00%, 10/31/2021	2,800,000	2,856,328
2.00%, 11/15/2021	1,103,800	1,126,868
2.00%, 12/31/2021	6,275,000	6,420,845
2.00%, 2/15/2022	780,000	800,018
2.00%, 10/31/2022	20,950,000	21,763,449
2.00%, 11/30/2022	5,045,000	5,248,377
2.00%, 2/15/2023	9,040,000	9,437,619
2.00%, 5/31/2024	2,500,000	2,665,234
2.00%, 6/30/2024	1,125,000	1,200,762
2.00%, 2/15/2025	3,206,000	3,451,710
2.00%, 8/15/2025	200,000	216,734
2.13%, 12/31/2021	809,800	829,855
2.13%, 5/15/2022	7,342,000	7,578,894
2.13%, 6/30/2022	500,000	517,383
2.13%, 12/31/2022	3,000,000	3,133,828
2.13%, 11/30/2023	2,000,000	2,123,750
2.13%, 2/29/2024	4,000,000	4,265,313
2.13%, 3/31/2024	1,200,000	1,281,281
2.13%, 7/31/2024	2,600,000	2,790,938
2.13%, 9/30/2024	1,550,000	1,668,066
2.13%, 11/30/2024	7,000,000	7,551,250
2.13%, 5/15/2025	4,549,000	4,940,285
2.13%, 5/31/2026	11,415,000	12,557,392
2.25%, 4/15/2022	9,000,000	9,292,852
2.25%, 12/31/2023	1,854,000	1,979,000
2.25%, 1/31/2024	3,600,000	3,848,344
2.25%, 4/30/2024	20,850,000	22,386,059
2.25%, 10/31/2024	10,000,000	10,825,781
2.25%, 11/15/2024	12,344,000	13,371,059
2.25%, 12/31/2024	12,350,000	13,406,504
2.25%, 11/15/2025	1,400,000	1,539,344
2.25%, 3/31/2026	550,000	607,750
2.25%, 8/15/2027	6,600,000	7,405,406

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 11/15/2027	$19,050,000	$21,425,297
2.38%, 3/15/2022	8,125,000	8,390,015
2.38%, 1/31/2023	14,900,000	15,676,430
2.38%, 2/29/2024	13,250,000	14,240,645
2.38%, 8/15/2024	2,955,000	3,202,712
2.38%, 4/30/2026	13,300,000	14,803,523
2.38%, 5/15/2027	12,600,000	14,206,500
2.38%, 5/15/2029	13,250,000	15,254,062
2.50%, 1/15/2022	10,750,000	11,077,539
2.50%, 2/15/2022	12,450,000	12,854,625
2.50%, 3/31/2023	7,300,000	7,730,016
2.50%, 8/15/2023	2,308,000	2,463,429
2.50%, 1/31/2024	20,700,000	22,301,016
2.50%, 5/15/2024	9,694,000	10,502,843
2.50%, 1/31/2025	11,150,000	12,240,609
2.50%, 2/28/2026	14,838,000	16,577,987
2.63%, 12/15/2021	10,025,000	10,325,358
2.63%, 2/28/2023	13,298,000	14,094,841
2.63%, 6/30/2023	7,700,000	8,223,359
2.63%, 12/31/2023	12,200,000	13,170,281
2.63%, 3/31/2025	3,210,000	3,552,066
2.63%, 12/31/2025	11,000,000	12,331,172
2.63%, 2/15/2029	9,650,000	11,278,437
2.75%, 7/31/2023	4,250,000	4,562,109
2.75%, 8/31/2023	17,100,000	18,390,516
2.75%, 11/15/2023	10,383,000	11,219,318
2.75%, 2/15/2024	4,618,000	5,018,467
2.75%, 6/30/2025	10,500,000	11,732,930
2.75%, 8/31/2025	6,600,000	7,397,672
2.75%, 2/15/2028	5,550,000	6,458,813
2.88%, 10/15/2021	7,050,000	7,250,760
2.88%, 11/15/2021	10,000,000	10,306,641
2.88%, 9/30/2023	14,100,000	15,245,625
2.88%, 10/31/2023	7,750,000	8,396,035
2.88%, 11/30/2023	11,651,000	12,647,707
2.88%, 4/30/2025	7,100,000	7,949,781
2.88%, 5/31/2025	10,200,000	11,439,937
2.88%, 7/31/2025	7,050,000	7,932,902
2.88%, 11/30/2025	6,925,000	7,841,480
2.88%, 5/15/2028	12,950,000	15,242,555
2.88%, 8/15/2028	13,300,000	15,710,625
3.00%, 9/30/2025	5,200,000	5,902,000
3.00%, 10/31/2025	2,300,000	2,614,992
3.13%, 11/15/2028	13,100,000	15,787,547
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,847,601,915)		1,997,098,811
MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
California, Bay Area Toll Authority Revenue:
2.57%, 4/1/2031	100,000	108,486
Series S1-SUB, 7.04%, 4/1/2050	100,000	179,371
Security Description	Principal Amount	Value
California, State General Obligation:
3.38%, 4/1/2025	$155,000	$172,827
3.50%, 4/1/2028	200,000	232,026
4.50%, 4/1/2033	250,000	298,845
4.60%, 4/1/2038	150,000	178,653
7.30%, 10/1/2039	1,395,000	2,290,953
7.35%, 11/1/2039	110,000	181,766
7.50%, 4/1/2034	275,000	457,036
7.55%, 4/1/2039	297,000	519,637
7.63%, 3/1/2040	90,000	155,797
California, State University, Revenue:
Series B, 2.98%, 11/1/2051	250,000	261,965
Series B, 3.90%, 11/1/2047	100,000	121,583
City of San Francisco CA Public Utilities Commission Water Revenue Series A, 3.30%, 11/1/2039	55,000	59,403
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	256,313
6.60%, 7/1/2050	260,000	465,306
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	150,000	209,436
Series RY, 6.76%, 7/1/2034	250,000	369,532
Regents, University of California Medical Center Pooled, Revenue:
Series N, 3.01%, 5/15/2050	150,000	162,107
Series N, 3.26%, 5/15/2060	150,000	163,608
Series N, 3.71%, 5/15/2120	150,000	159,042
Riverside, CA, Taxable Pension Obligation, Revenue Series A, 3.86%, 6/1/2045	50,000	53,900
San Diego County Regional Transportation Commission Series A, 3.25%, 4/1/2048	100,000	106,626
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue Series F-2, 6.26%, 4/1/2049	235,000	400,369
State of California Department of Water Res. Power Supply Revenue Series P, 2.00%, 5/1/2022	169,000	173,538
University of California, Revenue:
Series AD, 4.86%, 5/15/2112	450,000	655,758
Series AQ, 4.77%, 5/15/2115	75,000	106,577
Series AX, 3.06%, 7/1/2025	100,000	110,506
Series BD, 3.35%, 7/1/2029	300,000	344,757
		8,955,723

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CONNECTICUT — 0.0% (a)
Connecticut, State General Obligation 5.09%, 10/1/2030	$100,000	$125,169
FLORIDA — 0.0% (a)
County of Broward FL Airport System Revenue Series C, 3.48%, 10/1/2043	200,000	203,784
State Board of Administration Finance Corp.:
Series A, 1.26%, 7/1/2025	150,000	152,302
Series A, 1.71%, 7/1/2027	150,000	152,192
Series A, 2.15%, 7/1/2030	150,000	151,932
		660,210
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	172,000	256,122
6.66%, 4/1/2057	97,000	146,803
7.06%, 4/1/2057	296,000	435,496
		838,421
ILLINOIS — 0.1%
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	500,000	625,755
Chicago Transit Authority, Revenue Series B, 6.90%, 12/1/2040	70,000	99,852
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	75,000	107,987
City of Chicago IL Series B, 7.75%, 1/1/2042	41,000	53,192
Sales Tax Securitization Corp., Revenue:
Series A, 4.64%, 1/1/2040	100,000	121,671
Series A, 4.79%, 1/1/2048	100,000	126,717
Series B, 3.82%, 1/1/2048	100,000	109,846
State of Illinois:
4.95%, 6/1/2023	212,727	216,437
5.10%, 6/1/2033	670,000	677,095
7.35%, 7/1/2035	500,000	566,475
		2,705,027
KANSAS — 0.0% (a)
Kansas Development Finance Authority, Revenue Series H, 4.93%, 4/15/2045	50,000	69,114
MARYLAND — 0.0% (a)
Maryland Health & Higher Educational Facilities Authority, Revenue:
Series D, 3.05%, 7/1/2040	200,000	204,250
Security Description	Principal Amount	Value
Series D, 3.20%, 7/1/2050	$200,000	$209,016
		413,266
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts:
4.91%, 5/1/2029	100,000	124,897
5.46%, 12/1/2039	400,000	564,104
Series H, 2.90%, 9/1/2049	65,000	71,104
Commonwealth of Massachusetts Transportation Fund Revenue 5.73%, 6/1/2040	50,000	72,290
Massachusetts School Building Authority Series B, 3.40%, 10/15/2040	85,000	91,417
		923,812
MICHIGAN — 0.0% (a)
Michigan Finance Authority 3.38%, 12/1/2040	35,000	39,455
Michigan State Building Authority 2.71%, 10/15/2040	300,000	300,966
University of Michigan, Revenue:
Series B, 2.44%, 4/1/2040	200,000	205,224
Series B, 2.56%, 4/1/2050	500,000	523,655
		1,069,300
MISSISSIPPI — 0.0% (a)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	134,367
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue 3.65%, 8/15/2057	285,000	351,502
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Series A, 3.04%, 10/1/2049	100,000	113,425
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority, Revenue Series A, 7.43%, 2/15/2029	275,000	342,185
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	400,000	379,792
4.13%, 6/15/2042	320,000	304,979
New Jersey Transportation Trust Revenue Series C, 6.10%, 12/15/2028	100,000	101,142
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	325,000	533,842

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Rutgers, State University of New Jersey, Revenue:
5.67%, 5/1/2040	$205,000	$283,333
Series P, 3.92%, 5/1/2119	100,000	127,734
Series R, 3.27%, 5/1/2043	35,000	38,750
		2,111,757
NEW YORK — 0.1%
New York State Dormitory Authority:
5.63%, 3/15/2039	105,000	141,073
Series B, 3.14%, 7/1/2043	250,000	266,390
Series F, 3.11%, 2/15/2039	135,000	149,708
Series F, 3.19%, 2/15/2043	135,000	146,970
New York State Thruway Authority:
Series M, 2.90%, 1/1/2035	50,000	54,283
Series M, 3.50%, 1/1/2042	50,000	52,166
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	339,947
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	139,625
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	120,530
Series A2, 5.21%, 10/1/2031	100,000	124,756
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	150,000	190,028
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	250,000	283,597
Port Authority of New York & New Jersey, Revenue:
4.03%, 9/1/2048	350,000	412,443
4.93%, 10/1/2051	220,000	296,553
Series 192, 4.81%, 10/15/2065	150,000	200,582
Series 20, 4.23%, 10/15/2057	125,000	153,415
Series 21, 3.29%, 8/1/2069	500,000	509,470
Series AAA, 1.09%, 7/1/2023	250,000	253,583
Westchester County Local Development Corp. 3.85%, 11/1/2050 (g)	180,000	181,006
		4,016,125
OHIO — 0.0% (a)
JobsOhio Beverage System Series A, 2.83%, 1/1/2038	50,000	53,903
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	100,000	139,280
Security Description	Principal Amount	Value
Ohio, American Municipal Power, Inc. Revenue Series B, 8.08%, 2/15/2050	$200,000	$380,572
		573,755
OREGON — 0.0% (a)
Oregon School Boards Association Series B, 5.68%, 6/30/2028	100,000	125,732
Port of Morrow, OR, Oregon Transmission Facilities, Revenue 2.54%, 9/1/2040	200,000	199,986
		325,718
PENNSYLVANIA — 0.0% (a)
Pennsylvania State University, Revenue:
Series D, 2.79%, 9/1/2043	250,000	259,947
Series D, 2.84%, 9/1/2050	250,000	257,728
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	114,102
State Public School Building Authority, Revenue 5.00%, 9/15/2027	95,000	113,870
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	200,000	242,630
		988,277
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series B, 4.05%, 7/1/2026	10,000	11,322
TEXAS — 0.1%
City of Houston TX:
3.96%, 3/1/2047	700,000	869,491
6.29%, 3/1/2032	95,000	120,216
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	221,220
Dallas/Fort Worth TX International Airport Revenue:
Series A, 2.99%, 11/1/2038	100,000	104,290
Series A, 3.14%, 11/1/2045	100,000	105,255
Series C, 2.92%, 11/1/2050	40,000	39,793
Series C, 3.09%, 11/1/2040	60,000	60,723
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	185,000	192,335
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	50,000	86,122

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
San Antonio, TX, Public Service Board, Revenue 5.99%, 2/1/2039	$75,000	$112,543
State of Texas 3.21%, 4/1/2044	150,000	161,983
Texas Private Activity Bond Surface Transportation Corp. 3.92%, 12/31/2049	300,000	339,582
Texas, State General Obligation 5.52%, 4/1/2039	100,000	152,310
Texas, State Transportation Commission Revenue Series B-BUILD, 5.18%, 4/1/2030	110,000	141,149
Texas, StateTransportation Commission General Obligation:
2.47%, 10/1/2044	200,000	203,440
2.56%, 4/1/2042	120,000	124,030
University of Texas System, Revenue:
Series A, 3.35%, 8/15/2047	100,000	119,434
Series B, 2.44%, 8/15/2049	50,000	50,754
		3,204,670
VIRGINIA — 0.0% (a)
University of Virginia, Revenue:
2.26%, 9/1/2050	90,000	88,790
Series A, 3.23%, 9/1/2119	350,000	381,195
		469,985
WASHINGTON — 0.0% (a)
Washington, State General Obligation 5.14%, 8/1/2040	200,000	293,390
WISCONSIN — 0.0% (a)
State of Wisconsin, Revenue Series C, 3.15%, 5/1/2027	160,000	179,723
TOTAL MUNICIPAL BONDS & NOTES (Cost $25,056,353)		28,534,058
MORTGAGE-BACKED SECURITIES — 1.2%
BANK 2017-BNK4 Series 2017-BNK4, Class A3, Class A3, 3.36%, 5/15/2050	200,000	223,942
BANK 2017-BNK6 Series 2017-BNK6, Class ASB, Class ASB, 3.29%, 7/15/2060	430,000	467,609
BANK 2017-BNK7 Series 2017-BNK7, Class A4, Class A4, 3.18%, 9/15/2060	300,000	335,804
BANK 2017-BNK9 Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	255,000	290,312
Security Description	Principal Amount	Value
BANK 2018-BNK13 Series 2018-BN13, Class A5, Class A5, 4.22%, 8/15/2061 (d)	$390,000	$462,462
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (d)	286,660	342,813
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (d)	400,000	480,150
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	579,039
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	1,119,628
BANK 2020-BNK25 Series 2020-BN25, Class A5, Class A5, 2.65%, 1/15/2063	600,000	658,089
BANK 2020-BNK28 Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	307,798
Barclays Commercial Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	577,778
Series 2019-C5, Class A4, Class A4, 3.06%, 11/15/2052	500,000	560,614
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (d)	695,000	811,097
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	412,049
Series 2018-B6, Class A4, Class A4, 4.26%, 10/10/2051	300,000	360,097
Series 2019-B13, Class A4, Class A4, 2.95%, 8/15/2057	1,000,000	1,113,970
Series 2019-B9, Class A5, Class A5, 4.02%, 3/15/2052	342,857	407,211
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	440,209
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	378,399
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	513,913
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,663,721

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, Class A3, 3.87%, 1/10/2048	$350,000	$394,889
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, Class A4, 3.02%, 9/10/2045	478,080	489,880
Series 2014-GC25, Class A3, Class A3, 3.37%, 10/10/2047	500,000	539,567
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,342,984
Series 2017-P8, Class A4, Class A4, 3.47%, 9/15/2050	500,000	566,464
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	1,500,000	1,658,695
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	840,428
Series 2020-GC46, Class A5, Class A5, 2.72%, 2/15/2053	300,000	328,442
COMM Mortgage Trust:
Series 2012-CR3, Class A3, Class A3, 2.82%, 10/15/2045	488,940	500,467
Series 2012-LC4, Class AM, Class AM, 4.06%, 12/10/2044	1,500,000	1,521,529
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	282,405	297,257
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	541,971
Series 2014-UBS3, Class A4, Class A4, 3.82%, 6/10/2047	500,000	546,128
Series 2015-CR24, Class A5, Class A5, 3.70%, 8/10/2048	500,000	557,223
Series 2015-LC21, Class A3, Class A3, 3.45%, 7/10/2048	455,000	493,439
Series 2016-CR28, Class A4, Class A4, 3.76%, 2/10/2049	616,000	692,966
Series 2017-COR2, Class A3, Class A3, 3.51%, 9/10/2050	650,000	732,805
Security Description	Principal Amount	Value
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	$1,000,000	$1,190,397
Series 2019-GC44, Class A5, Class A5, 2.95%, 8/15/2057	500,000	557,002
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, Class A4, 3.39%, 6/15/2050	500,000	560,325
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (d)	500,000	565,621
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (d)	500,000	601,251
Series 2018-CX12, Class A4, Class A4, 4.22%, 8/15/2051 (d)	500,000	593,282
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	1,107,783
GS Mortgage Securities Trust:
Series 2015-GC30, Class A4, Class A4, 3.38%, 5/10/2050	1,600,000	1,750,754
Series 2017-GS5, Class A3, Class A3, 3.41%, 3/10/2050	1,000,000	1,120,290
Series 2017-GS6, Class A3, Class A3, 3.43%, 5/10/2050	500,000	561,876
Series 2017-GS7, Class A4, Class A4, 3.43%, 8/10/2050	500,000	565,458
Series 2019-GC42, Class A4, 3.00%, 9/1/2052	1,000,000	1,117,082
Series 2019-GC38, Class A4, Class A4, VRN, 3.97%, 2/10/2052	750,000	887,343
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10, Class A5, Class A5, 3.14%, 12/15/2047	492,248	514,490
Series 2013-C16, Class AS, Class AS, 4.52%, 12/15/2046	1,000,000	1,091,142
Series 2015-JP1, Class AS, Class AS, VRN, 4.12%, 1/15/2049 (d)	1,250,000	1,370,837
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A3A1, Class A3A1, 3.54%, 9/15/2047	442,553	473,515

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-C22, Class A4, Class A4, 3.80%, 9/15/2047	$1,500,000	$1,645,665
Series 2015-C29, Class A4, 3.61%, 5/15/2048	220,000	243,303
Series 2017-C7, Class A5, Class A5, 3.41%, 10/15/2050	500,000	566,811
Series 2015-C29, Class B, Class B, VRN, 4.12%, 5/15/2048 (d)	500,000	519,991
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class ASB, Class ASB, 3.49%, 3/15/2050	500,000	546,951
Series 2020-COR7, Class A5, Class A5, 2.18%, 5/13/2053	650,000	683,548
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.22%, 7/15/2046 (d)	614,000	661,006
Series 2013-C11, Class A3, Class A3, 3.96%, 8/15/2046	479,162	513,007
Series 2013-C7, Class B, Class B, 3.77%, 2/15/2046	500,000	505,068
Series 2015-C23, Class A3, Class A3, 3.45%, 7/15/2050	486,368	533,575
Series 2015-C23, Class A4, Class A4, 3.72%, 7/15/2050	800,000	888,710
Series 2015-C26, Class A5, Class A5, 3.53%, 10/15/2048	1,000,000	1,111,087
Series 2013-C10, Class A3, Class A3, VRN, 4.10%, 7/15/2046 (d)	452,121	480,474
Morgan Stanley Capital I Series 2017-HR2, Class A4, Class A4, 3.59%, 12/15/2050	750,000	850,028
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, Class A3, 3.54%, 12/15/2048	500,000	545,846
Series 2018-H3, Class A5, Class A5, 4.18%, 7/15/2051	742,000	876,087
Series 2019-L3, Class A4, Class A4, 3.13%, 11/15/2052	500,000	562,167
Security Description	Principal Amount	Value
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	$500,000	$519,112
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, Class A4, 3.56%, 10/15/2050	325,000	366,431
Series 2017-C7, Class A4, Class A4, 3.68%, 12/15/2050	500,000	570,699
Series 2018-C14, Class A3, Class A3, 4.18%, 12/15/2051	1,000,000	1,178,740
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	351,114
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	400,000	439,725
UBS-Barclays Commercial Mortgage Trust:
Series 2013-C5, Class A4, 3.18%, 3/10/2046	400,000	417,960
Series 2013-C5, Class AAB, 2.69%, 3/10/2046	285,250	292,000
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, Class AS, 4.02%, 8/15/2050	500,000	534,272
Series 2015-LC22, Class ASB, Class ASB, 3.57%, 9/15/2058	535,685	571,111
Series 2015-P2, Class A4, Class A4, 3.81%, 12/15/2048	1,335,000	1,501,849
Series 2017-C38, Class A5, Class A5, 3.45%, 7/15/2050	500,000	563,302
Series 2017-C41, Class A4, Class A4, 3.47%, 11/15/2050	300,000	338,064
Series 2017-C42, Class A3, Class A3, 3.33%, 12/15/2050	500,000	557,256
Series 2018-C45, Class A4, Class A4, 4.18%, 6/15/2051	500,000	587,709
Series 2019-C49, Class A5, Class A5, 4.02%, 3/15/2052	800,000	948,762
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	1,104,161
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	895,897

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-C56, Class A5, Class A5, 2.45%, 6/15/2053	$148,500	$159,758
WFRBS Commercial Mortgage Trust:
Series 2012-C9, Class A3, Class A3, 2.87%, 11/15/2045	174,549	180,331
Series 2013-C12, Class ASB, Class ASB, 2.84%, 3/15/2048	159,376	163,325
Series 2014-C19, Class AS, Class AS, 4.27%, 3/15/2047	638,000	695,248
Series 2013-C16, Class B, Class B, VRN, 5.19%, 9/15/2046 (d)	2,000,000	1,935,652
Series 2014-LC14, Class B, Class B, VRN, 4.91%, 3/15/2047 (d)	500,000	542,612
TOTAL MORTGAGE-BACKED SECURITIES (Cost $61,831,040)		66,328,700
	Shares
SHORT-TERM INVESTMENTS — 7.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (i) (j)	216,615,517	216,658,840
State Street Navigator Securities Lending Portfolio II (k) (l)	208,542,278	208,542,278
TOTAL SHORT-TERM INVESTMENTS (Cost $425,203,593)		425,201,118
TOTAL INVESTMENTS — 106.9% (Cost $5,515,458,000)		5,817,781,622
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(376,621,954)
NET ASSETS — 100.0%		$5,441,159,668

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2020. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(h)	Security, or a portion of the security has been designated as collateral for TBA securities.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2020.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,522,050,820	$—	$1,522,050,820
Asset-Backed Securities	—	18,366,802	—	18,366,802
Foreign Government Obligations	—	199,090,055	—	199,090,055
U.S. Government Agency Obligations	—	1,561,111,258	—	1,561,111,258
U.S. Treasury Obligations	—	1,997,098,811	—	1,997,098,811
Municipal Bonds & Notes	—	28,534,058	—	28,534,058
Mortgage-Backed Securities	—	66,328,700	—	66,328,700
Short-Term Investments	425,201,118	—	—	425,201,118
TOTAL INVESTMENTS	$425,201,118	$5,392,580,504	$—	$5,817,781,622
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	250,021,887	$250,121,896	$360,652,866	$394,078,239	$36,364	$(74,047)	216,615,517	$216,658,840	$103,618
State Street Navigator Securities Lending Portfolio II	403,278,489	403,278,489	284,294,288	479,030,499	—	—	208,542,278	208,542,278	158,383
Total		$653,400,385	$644,947,154	$873,108,738	$36,364	$(74,047)		$425,201,118	$262,001
See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.1%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc.:
3.75%, 10/1/2021	$100,000	$103,142
4.00%, 3/15/2022	11,000	11,488
4.20%, 4/15/2024	13,000	14,404
Omnicom Group, Inc.:
2.45%, 4/30/2030	50,000	51,450
4.20%, 6/1/2030	225,000	263,333
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	85,000	89,045
WPP Finance 2010:
3.63%, 9/7/2022	119,000	125,045
3.75%, 9/19/2024	50,000	54,833
		712,740
AEROSPACE & DEFENSE — 1.7%
Boeing Co.:
2.60%, 10/30/2025	43,000	42,659
2.80%, 3/1/2024	15,000	15,254
2.80%, 3/1/2027	216,000	209,809
2.95%, 2/1/2030 (a)	25,000	24,193
3.10%, 5/1/2026	265,000	266,190
3.25%, 2/1/2035	25,000	23,150
3.50%, 3/1/2039	25,000	22,863
3.75%, 2/1/2050	25,000	22,813
3.85%, 11/1/2048	63,000	57,605
3.90%, 5/1/2049	15,000	13,871
4.88%, 5/1/2025 (a)	125,000	136,068
5.15%, 5/1/2030	150,000	168,607
5.71%, 5/1/2040	50,000	58,854
5.81%, 5/1/2050	100,000	121,532
5.88%, 2/15/2040	515,000	586,945
General Dynamics Corp.:
2.13%, 8/15/2026	150,000	161,209
2.25%, 11/15/2022	22,000	22,788
2.63%, 11/15/2027	37,000	40,432
3.63%, 4/1/2030	100,000	118,944
Harris Corp. 5.05%, 4/27/2045	38,000	50,822
Hexcel Corp. 3.95%, 2/15/2027	79,000	84,956
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	16,403
3.85%, 6/15/2023	8,000	8,667
3.85%, 12/15/2026	19,000	21,828
Lockheed Martin Corp.:
1.85%, 6/15/2030	20,000	20,798
2.80%, 6/15/2050	120,000	126,016
3.80%, 3/1/2045	347,000	413,194
4.07%, 12/15/2042	73,000	91,054
Northrop Grumman Corp.:
2.93%, 1/15/2025	15,000	16,324
Security Description	Principal Amount	Value
3.20%, 2/1/2027	$315,000	$352,053
Raytheon Technologies Corp.:
2.50%, 12/15/2022 (b)	150,000	155,583
4.15%, 5/15/2045	497,000	600,779
4.63%, 11/16/2048	79,000	103,279
4.88%, 10/15/2040 (b)	104,000	133,433
5.70%, 4/15/2040	8,000	11,235
6.13%, 7/15/2038	140,000	201,951
		4,522,161
AGRICULTURE — 1.6%
Altria Group, Inc.:
2.35%, 5/6/2025	10,000	10,568
3.40%, 5/6/2030 (a)	5,000	5,446
3.88%, 9/16/2046	50,000	51,152
4.00%, 1/31/2024	78,000	85,666
4.50%, 5/2/2043	487,000	536,494
4.80%, 2/14/2029	168,000	198,845
5.80%, 2/14/2039	35,000	44,703
5.95%, 2/14/2049	20,000	26,764
6.20%, 2/14/2059	105,000	143,029
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	438,000	474,713
BAT Capital Corp.:
2.26%, 3/25/2028	25,000	25,140
2.73%, 3/25/2031 (a)	50,000	49,940
3.56%, 8/15/2027	185,000	199,889
3.73%, 9/25/2040	30,000	30,406
4.70%, 4/2/2027	225,000	258,379
4.76%, 9/6/2049	25,000	27,299
4.91%, 4/2/2030	25,000	29,411
5.28%, 4/2/2050	25,000	29,421
BAT International Finance PLC 1.67%, 3/25/2026	125,000	125,541
Bunge, Ltd. Finance Corp.:
3.75%, 9/25/2027	222,000	241,028
4.35%, 3/15/2024	18,000	19,800
Philip Morris International, Inc.:
1.13%, 5/1/2023	25,000	25,386
1.50%, 5/1/2025 (a)	115,000	118,621
2.10%, 5/1/2030	10,000	10,320
2.75%, 2/25/2026	40,000	43,732
2.90%, 11/15/2021	88,000	90,400
3.88%, 8/21/2042	43,000	48,781
4.25%, 11/10/2044	225,000	270,324
4.88%, 11/15/2043	175,000	224,318
Reynolds American, Inc.:
4.45%, 6/12/2025	350,000	394,348
5.85%, 8/15/2045	184,000	223,983
		4,063,847
AIRLINES — 0.3%
American Airlines 2015-1 Pass Through Trust Class A, 3.38%, 11/1/2028	88,028	72,221

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	$41,600	$39,099
American Airlines 2016-3 Pass Through Trust Class AA, 3.00%, 4/15/2030	25,404	23,766
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	67,566	62,829
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	16,863	16,138
Delta Air Lines 2007-1 Pass Through Trust Series 071A, 6.82%, 2/10/2024	5,498	5,478
Delta Air Lines 2020-1 Pass Through Trust Series AA, 2.00%, 12/10/2029	50,000	48,443
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	140,000	143,949
Southwest Airlines Co.:
2.63%, 2/10/2030	25,000	23,566
4.75%, 5/4/2023	125,000	133,363
5.13%, 6/15/2027	35,000	38,170
5.25%, 5/4/2025	77,000	84,845
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	35,905	33,552
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	8,657	8,621
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	169,000	158,111
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	18,503	15,151
		907,302
APPAREL — 0.2%
NIKE, Inc.:
2.40%, 3/27/2025	25,000	26,881
2.85%, 3/27/2030 (a)	15,000	16,834
3.25%, 3/27/2040	25,000	28,595
3.38%, 3/27/2050	15,000	17,509
PVH Corp. 4.63%, 7/10/2025 (a) (b)	30,000	31,332
Ralph Lauren Corp.:
1.70%, 6/15/2022	25,000	25,473
2.95%, 6/15/2030	125,000	130,421
Security Description	Principal Amount	Value
Tapestry, Inc. 3.00%, 7/15/2022	$25,000	$25,231
VF Corp.:
2.40%, 4/23/2025	250,000	265,128
2.95%, 4/23/2030	30,000	32,679
		600,083
AUTO MANUFACTURERS — 1.7%
American Honda Finance Corp.:
1.95%, 5/20/2022	15,000	15,361
Series GMTN, 3.55%, 1/12/2024	50,000	54,470
Series MTN, 0.65%, 9/8/2023	40,000	40,038
Series MTN, 0.88%, 7/7/2023	15,000	15,114
Series MTN, 1.20%, 7/8/2025	100,000	100,756
Series MTN, 1.95%, 5/10/2023	15,000	15,532
Series MTN, 2.15%, 9/10/2024	21,000	22,071
Series MTN, 2.35%, 1/8/2027	150,000	159,907
Series MTN, 2.40%, 6/27/2024	67,000	70,808
Series MTN, 3.38%, 12/10/2021	100,000	103,444
Cummins, Inc.:
3.65%, 10/1/2023	266,000	289,270
7.13%, 3/1/2028	5,000	6,760
Daimler Finance North America LLC 8.50%, 1/18/2031	121,000	187,240
General Motors Co.:
4.88%, 10/2/2023	400,000	434,940
5.00%, 10/1/2028	25,000	28,058
5.40%, 10/2/2023	15,000	16,539
5.40%, 4/1/2048	80,000	88,464
6.13%, 10/1/2025	100,000	116,169
6.60%, 4/1/2036	150,000	181,894
General Motors Financial Co., Inc.:
1.70%, 8/18/2023	115,000	115,275
2.70%, 8/20/2027	25,000	24,855
2.75%, 6/20/2025	25,000	25,635
3.50%, 11/7/2024	50,000	52,577
3.60%, 6/21/2030	50,000	51,678
3.70%, 5/9/2023	117,000	122,370
4.00%, 1/15/2025	410,000	438,105
4.20%, 11/6/2021	180,000	185,513
4.35%, 4/9/2025	49,000	53,309
PACCAR Financial Corp.:
Series MTN, 0.35%, 8/11/2023	40,000	39,947
Series MTN, 0.80%, 6/8/2023	5,000	5,047
Series MTN, 1.80%, 2/6/2025	20,000	20,974
Series MTN, 1.90%, 2/7/2023	15,000	15,509

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.15%, 8/15/2024 (a)	$25,000	$26,419
Toyota Motor Corp. 2.16%, 7/2/2022	97,000	100,006
Toyota Motor Credit Corp.:
3.65%, 1/8/2029 (a)	27,000	31,663
Series GMTN, 2.70%, 1/11/2023	25,000	26,254
Series GMTN, 3.45%, 9/20/2023	363,000	394,087
Series MTN, 1.15%, 5/26/2022	100,000	101,274
Series MTN, 1.15%, 8/13/2027	60,000	59,883
Series MTN, 1.35%, 8/25/2023 (a)	200,000	205,080
Series MTN, 1.80%, 2/13/2025	125,000	130,630
Series MTN, 2.00%, 10/7/2024	150,000	157,616
Series MTN, 2.15%, 2/13/2030 (a)	25,000	26,353
Series MTN, 2.90%, 3/30/2023	5,000	5,300
Series MTN, 3.00%, 4/1/2025	10,000	10,945
Series MTN, 3.38%, 4/1/2030 (a)	5,000	5,775
		4,378,914
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.25%, 1/15/2026	38,000	43,518
BorgWarner, Inc.:
2.65%, 7/1/2027 (a)	15,000	15,811
4.38%, 3/15/2045	69,000	80,942
Lear Corp. 4.25%, 5/15/2029	50,000	54,040
Magna International, Inc. 4.15%, 10/1/2025	38,000	43,375
		237,686
BANKS — 19.5%
Australia & New Zealand Banking Group, Ltd. Series MTN, 2.63%, 11/9/2022	100,000	104,708
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	200,000	199,996
Banco Santander SA:
2.71%, 6/27/2024	300,000	317,307
2.75%, 5/28/2025	340,000	357,024
3.50%, 4/11/2022	225,000	233,255
Bank of America Corp.:
6.11%, 1/29/2037	446,000	629,275
7.75%, 5/14/2038	200,000	329,854
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	$232,000	$243,542
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	145,000	176,189
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	150,000	158,829
Series GMTN, 3.50%, 4/19/2026	100,000	112,201
Series MTN, 2.50%, 10/21/2022	350,000	357,458
Series MTN, 4.00%, 4/1/2024	132,000	146,269
Series MTN, 4.00%, 1/22/2025	187,000	208,327
Series MTN, 4.20%, 8/26/2024	100,000	111,336
Series MTN, 4.45%, 3/3/2026	300,000	345,612
Series MTN, 5.00%, 1/21/2044	583,000	804,540
Series MTN, 5.88%, 2/7/2042	100,000	147,793
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	25,000	25,924
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	25,000	26,374
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	200,000	216,822
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	125,000	130,870
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	125,000	143,415
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	488,000	503,470
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	125,000	134,518
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	233,000	296,986
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	25,000	32,377
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	450,000	450,580
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	200,000	201,294
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	100,000	99,918
Bank of Montreal:
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (c)	55,000	61,222
Series MTN, 2.05%, 11/1/2022	160,000	165,432

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.50%, 6/28/2024	$15,000	$15,969
Series MTN, 2.90%, 3/26/2022	230,000	238,669
Bank of New York Mellon Corp.:
Series MTN, 1.60%, 4/24/2025	60,000	62,374
Series MTN, 1.85%, 1/27/2023	20,000	20,645
Series MTN, 2.45%, 8/17/2026	100,000	109,219
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	310,000	355,353
Bank of Nova Scotia:
0.55%, 9/15/2023	50,000	50,029
1.30%, 6/11/2025	150,000	152,889
1.63%, 5/1/2023	221,000	226,901
2.00%, 11/15/2022	100,000	103,226
2.70%, 8/3/2026	25,000	27,388
3.40%, 2/11/2024	100,000	108,665
BankUnited, Inc. 5.13%, 6/11/2030	25,000	27,302
Barclays PLC:
3.65%, 3/16/2025	233,000	251,542
5.20%, 5/12/2026	200,000	221,998
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	15,000	16,097
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (c)	705,000	737,493
BB&T Corp. Series MTN, 2.75%, 4/1/2022	10,000	10,329
BBVA USA Series BKNT, 2.88%, 6/29/2022	65,000	66,973
BPCE SA Series MTN, 3.38%, 12/2/2026	75,000	84,125
Canadian Imperial Bank of Commerce:
0.95%, 6/23/2023	140,000	141,252
3.10%, 4/2/2024 (a)	25,000	26,988
Series BKNT, 3.50%, 9/13/2023	206,000	224,023
Citigroup, Inc.:
2.75%, 4/25/2022	205,000	211,874
3.20%, 10/21/2026	410,000	451,910
3.88%, 3/26/2025	123,000	135,840
4.13%, 7/25/2028	456,000	523,278
4.45%, 9/29/2027	50,000	57,996
4.50%, 1/14/2022	462,000	485,636
4.60%, 3/9/2026	250,000	285,567
6.68%, 9/13/2043	115,000	174,660
8.13%, 7/15/2039	165,000	287,420
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	150,000	162,332
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	$240,000	$266,856
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	477,000	535,246
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	25,000	31,171
SOFR + 0.87%, 2.31%, 11/4/2022 (c)	350,000	356,475
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	165,000	168,996
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	100,000	105,018
Citizens Financial Group, Inc.:
2.85%, 7/27/2026 (a)	140,000	153,976
3.25%, 4/30/2030	130,000	143,451
Comerica, Inc. 4.00%, 2/1/2029	125,000	142,195
Cooperatieve Rabobank UA:
3.88%, 2/8/2022	362,000	379,130
4.38%, 8/4/2025	80,000	90,330
Credit Suisse AG:
1.00%, 5/5/2023	100,000	101,026
2.80%, 4/8/2022	250,000	258,882
3.00%, 10/29/2021	325,000	334,136
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045 (a)	222,000	294,987
Deutsche Bank AG:
3.70%, 5/30/2024 (a)	100,000	105,171
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	150,000	151,175
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	150,000	151,880
Discover Bank Series BKNT, 4.25%, 3/13/2026	19,000	21,635
Fifth Third Bancorp 4.30%, 1/16/2024	18,000	19,886
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	160,000	182,672
Series BKNT, 3.95%, 7/28/2025	150,000	171,610
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	25,000	28,202
First Republic Bank Series BKNT, 4.63%, 2/13/2047	35,000	43,649
FNB Corp. 2.20%, 2/24/2023	10,000	10,072
Goldman Sachs Group, Inc.:
3.00%, 4/26/2022	730,000	740,556
3.50%, 4/1/2025	235,000	259,132
3.50%, 11/16/2026	200,000	221,184
3.63%, 1/22/2023	348,000	371,622
3.63%, 2/20/2024	100,000	108,648
3.85%, 1/26/2027	205,000	230,520

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 10/21/2045	$160,000	$208,949
6.45%, 5/1/2036	280,000	388,114
6.75%, 10/1/2037	190,000	274,216
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	313,000	364,629
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	300,000	362,616
HSBC Holdings PLC:
3.90%, 5/25/2026	450,000	498,978
4.00%, 3/30/2022	11,000	11,539
6.50%, 5/2/2036	514,000	690,559
6.80%, 6/1/2038	270,000	378,167
SOFR + 1.73%, 2.01%, 9/22/2028 (a) (c)	535,000	531,421
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	500,000	507,225
Huntington Bancshares, Inc. 2.63%, 8/6/2024	125,000	133,130
ING Groep NV:
3.15%, 3/29/2022	250,000	259,340
3.95%, 3/29/2027	330,000	378,817
Intesa Sanpaolo SpA 5.25%, 1/12/2024	97,000	107,521
JPMorgan Chase & Co.:
3.20%, 1/25/2023	111,000	117,902
3.20%, 6/15/2026	166,000	184,135
3.25%, 9/23/2022	175,000	184,956
3.38%, 5/1/2023	216,000	229,761
3.63%, 12/1/2027	500,000	558,215
6.40%, 5/15/2038	267,000	407,036
7.63%, 10/15/2026	175,000	234,481
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	367,000	381,269
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	130,000	139,292
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	161,000	166,550
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	275,000	315,760
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	50,000	59,064
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	278,000	311,905
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	500,000	604,795
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	100,000	125,130
SOFR + 0.06%, 0.65%, 9/16/2024 (a) (c)	235,000	235,132
SOFR + 1.59%, 2.01%, 3/13/2026 (c)	20,000	20,780
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	300,000	313,146
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	200,000	208,868
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	100,000	106,748
Security Description	Principal Amount	Value
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	$65,000	$70,665
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	275,000	289,303
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	100,000	105,938
Series MTN, 2.55%, 10/1/2029	350,000	371,525
Series MTN, 4.15%, 10/29/2025	65,000	74,839
Lloyds Banking Group PLC:
4.38%, 3/22/2028	250,000	289,865
4.45%, 5/8/2025	200,000	225,944
4.50%, 11/4/2024	15,000	16,327
4.58%, 12/10/2025	100,000	109,688
1 year CMT + 1.00%, 2.44%, 2/5/2026 (c)	300,000	310,638
1 year CMT + 1.10%, 1.33%, 6/15/2023 (c)	299,000	300,546
M&T Bank Corp. 3.55%, 7/26/2023 (a)	41,000	44,460
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	507,000	513,870
2.05%, 7/17/2030	235,000	237,298
2.56%, 2/25/2030	200,000	210,178
2.76%, 9/13/2026	211,000	228,851
3.46%, 3/2/2023	29,000	30,919
3.68%, 2/22/2027	278,000	315,380
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	325,000	335,995
3.17%, 9/11/2027	300,000	327,291
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	200,000	208,120
3 Month USD LIBOR + 0.99%, 1.24%, 7/10/2024 (c)	200,000	201,612
Morgan Stanley:
4.38%, 1/22/2047	95,000	123,318
5.00%, 11/24/2025	150,000	176,152
6.38%, 7/24/2042	583,000	910,098
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	215,000	224,982
Series F, 3.88%, 4/29/2024	123,000	135,760
Series GMTN, 3.13%, 1/23/2023	75,000	79,236
Series GMTN, 3.70%, 10/23/2024	301,000	333,999
Series GMTN, 3.88%, 1/27/2026	470,000	534,968
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	50,000	59,725
Series MTN, 3.13%, 7/27/2026	500,000	552,505
Series MTN, 6.25%, 8/9/2026	173,000	219,302
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	15,000	15,951

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	$100,000	$114,750
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	11,000	11,548
National Australia Bank, Ltd.:
3.00%, 1/20/2023	100,000	105,747
Series GMTN, 2.50%, 5/22/2022	25,000	25,875
Northern Trust Corp.:
1.95%, 5/1/2030	130,000	134,883
2.38%, 8/2/2022	25,000	25,924
PNC Bank NA Series MTN, 3.25%, 6/1/2025	250,000	277,492
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027 (a)	166,000	184,549
3.30%, 3/8/2022	125,000	129,925
3.45%, 4/23/2029	115,000	132,282
3.90%, 4/29/2024	216,000	238,641
Regions Financial Corp. 2.75%, 8/14/2022	100,000	103,924
Royal Bank of Canada:
Series GMTN, 1.60%, 4/17/2023	20,000	20,534
Series GMTN, 2.55%, 7/16/2024 (a)	50,000	53,454
Series GMTN, 2.80%, 4/29/2022	175,000	181,666
Series GMTN, 3.70%, 10/5/2023	100,000	109,206
Series MTN, 1.15%, 6/10/2025	35,000	35,495
Royal Bank of Scotland Group PLC:
4.80%, 4/5/2026	25,000	28,933
5.13%, 5/28/2024	205,000	224,319
6.00%, 12/19/2023	48,000	53,874
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	500,000	539,210
Santander Holdings USA, Inc.:
3.45%, 6/2/2025	250,000	267,220
3.70%, 3/28/2022	129,000	133,671
3.50%, 6/7/2024	15,000	16,047
Santander UK Group Holdings PLC 3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	382,000	399,140
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	600,000	611,136
2.13%, 7/8/2030	300,000	304,692
2.35%, 1/15/2025	200,000	210,562
2.63%, 7/14/2026	47,000	50,731
2.78%, 7/12/2022	102,000	105,933
3.20%, 9/17/2029	50,000	54,170
3.36%, 7/12/2027	100,000	111,579
3.45%, 1/11/2027	70,000	77,956
Security Description	Principal Amount	Value
4.31%, 10/16/2028	$25,000	$29,606
SVB Financial Group 3.13%, 6/5/2030	15,000	16,719
Toronto-Dominion Bank:
Series GMTN, 3.25%, 3/11/2024	50,000	54,301
Series MTN, 0.45%, 9/11/2023	100,000	99,890
Series MTN, 1.15%, 6/12/2025 (a)	200,000	203,106
Series MTN, 1.90%, 12/1/2022	100,000	103,217
Truist Bank:
Series BKNT, 2.45%, 8/1/2022	27,000	27,969
Series BKNT, 2.80%, 5/17/2022	232,000	240,746
Series BNKT, 3.20%, 4/1/2024	100,000	108,284
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	200,000	199,466
Series MTN, 1.20%, 8/5/2025 (a)	35,000	35,708
Series MTN, 2.50%, 8/1/2024	50,000	53,255
Series MTN, 3.05%, 6/20/2022	300,000	312,801
Series MTN, 3.75%, 12/6/2023	100,000	109,570
US Bancorp:
Series DMTN, 3.00%, 7/30/2029	250,000	277,777
Series MTN, 1.38%, 7/22/2030	350,000	347,504
Series MTN, 3.60%, 9/11/2024	100,000	110,890
Series MTN, 3.95%, 11/17/2025	150,000	173,067
Series V, 2.63%, 1/24/2022	8,000	8,223
Wachovia Corp. 7.57%, 8/1/2026 (d)	100,000	129,708
Wells Fargo & Co.:
3.00%, 10/23/2026	425,000	464,542
3.07%, 1/24/2023	300,000	309,471
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	65,000	67,761
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	85,000	88,620
Series MTN, 2.63%, 7/22/2022	200,000	207,412
Series MTN, 3.55%, 9/29/2025	203,000	226,043
Series MTN, 3.75%, 1/24/2024	200,000	217,556
Series MTN, 4.15%, 1/24/2029	200,000	235,034
Series MTN, 4.40%, 6/14/2046	100,000	118,723
Series MTN, 4.65%, 11/4/2044	523,000	636,632

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.75%, 12/7/2046	$125,000	$155,361
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (c)	190,000	199,137
Series MTN, 3 Month USD LIBOR + 1.17%, 2.88%, 10/30/2030 (c)	350,000	375,056
Series MTN, 3 Month USD LIBOR + 3.77%, 4.48%, 4/4/2031 (c)	400,000	483,840
Series MTN, 3 Month USD LIBOR + 4.24%, 5.01%, 4/4/2051 (c)	150,000	205,710
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	300,000	305,595
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	80,000	83,443
Westpac Banking Corp.:
2.00%, 1/13/2023	5,000	5,172
2.35%, 2/19/2025	100,000	106,638
2.65%, 1/16/2030 (a)	120,000	132,450
2.85%, 5/13/2026	160,000	177,381
3.30%, 2/26/2024	225,000	244,420
3.65%, 5/15/2023 (a)	15,000	16,240
		50,672,674
BEVERAGES — 2.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	370,000	414,489
4.90%, 2/1/2046	354,000	435,912
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026	275,000	307,590
4.63%, 2/1/2044	286,000	336,119
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030 (a)	25,000	28,528
3.75%, 7/15/2042	233,000	248,564
4.00%, 4/13/2028	105,000	121,393
4.35%, 6/1/2040	225,000	261,828
4.44%, 10/6/2048	109,000	127,049
4.50%, 6/1/2050	15,000	17,991
4.60%, 4/15/2048	285,000	340,769
4.75%, 1/23/2029	65,000	79,265
8.00%, 11/15/2039	111,000	175,988
8.20%, 1/15/2039	50,000	80,802
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	30,000	29,977
1.38%, 3/15/2031	200,000	199,356
1.65%, 6/1/2030	335,000	346,568
2.50%, 6/1/2040	25,000	26,222
2.50%, 3/15/2051	35,000	34,971
2.60%, 6/1/2050	50,000	50,762
2.75%, 6/1/2060	50,000	50,856
Security Description	Principal Amount	Value
2.88%, 10/27/2025	$196,000	$217,344
Coca-Cola Femsa SAB de CV:
2.75%, 1/22/2030	125,000	134,611
5.25%, 11/26/2043	25,000	34,118
Constellation Brands, Inc.:
2.88%, 5/1/2030	15,000	16,157
3.20%, 2/15/2023	50,000	52,857
3.60%, 2/15/2028	25,000	28,159
4.50%, 5/9/2047	159,000	192,444
4.65%, 11/15/2028	15,000	18,039
Diageo Capital PLC:
2.13%, 4/29/2032	100,000	104,396
2.63%, 4/29/2023	169,000	177,252
Diageo Investment Corp. 2.88%, 5/11/2022	188,000	195,503
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	100,000	105,774
Keurig Dr Pepper, Inc.:
3.80%, 5/1/2050	120,000	137,746
4.06%, 5/25/2023	100,000	108,699
4.42%, 5/25/2025	50,000	57,647
7.45%, 5/1/2038	6,000	9,398
Molson Coors Brewing Co.:
3.00%, 7/15/2026 (a)	155,000	165,309
4.20%, 7/15/2046	142,000	149,752
PepsiCo, Inc.:
1.63%, 5/1/2030	10,000	10,262
1.70%, 10/6/2021	243,000	246,242
2.63%, 7/29/2029	25,000	27,657
2.88%, 10/15/2049	165,000	177,151
3.00%, 10/15/2027 (a)	100,000	112,715
3.38%, 7/29/2049	95,000	109,556
3.45%, 10/6/2046	15,000	17,367
3.50%, 3/19/2040	200,000	236,360
3.60%, 3/1/2024	308,000	338,138
4.60%, 7/17/2045	8,000	10,950
		6,906,602
BIOTECHNOLOGY — 1.4%
Amgen, Inc.:
1.90%, 2/21/2025	15,000	15,681
2.20%, 2/21/2027	240,000	254,093
2.30%, 2/25/2031	50,000	52,371
2.45%, 2/21/2030	25,000	26,502
2.77%, 9/1/2053 (b)	100,000	97,137
3.15%, 2/21/2040	50,000	53,294
3.38%, 2/21/2050	50,000	53,963
3.63%, 5/15/2022	100,000	104,308
3.63%, 5/22/2024	195,000	214,168
4.66%, 6/15/2051	202,000	263,917
Baxalta, Inc.:
4.00%, 6/23/2025	321,000	364,762
5.25%, 6/23/2045	70,000	96,917
Biogen, Inc.:
3.63%, 9/15/2022	145,000	153,836

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 9/15/2025	$15,000	$17,085
5.20%, 9/15/2045	206,000	271,642
Gilead Sciences, Inc.:
1.20%, 10/1/2027	145,000	145,786
1.95%, 3/1/2022	150,000	152,976
2.50%, 9/1/2023	50,000	52,587
3.25%, 9/1/2022	155,000	162,375
4.00%, 9/1/2036	32,000	38,755
4.40%, 12/1/2021	15,000	15,542
4.50%, 2/1/2045	314,000	393,856
5.65%, 12/1/2041	250,000	354,070
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	10,000	9,789
2.80%, 9/15/2050	10,000	9,373
Royalty Pharma PLC:
0.75%, 9/2/2023 (b)	125,000	124,770
1.20%, 9/2/2025 (b)	35,000	34,944
2.20%, 9/2/2030 (b)	20,000	19,971
3.30%, 9/2/2040 (b)	30,000	29,733
3.55%, 9/2/2050 (b)	30,000	29,075
		3,613,278
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
1.92%, 2/15/2023 (b)	5,000	5,143
2.24%, 2/15/2025 (b)	30,000	31,283
2.72%, 2/15/2030 (b)	25,000	26,136
3.38%, 4/5/2040 (b)	100,000	104,722
3.58%, 4/5/2050 (b)	100,000	105,885
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	63,000	68,851
Johnson Controls International PLC:
4.63%, 7/2/2044	136,000	168,886
3.63%, 7/2/2024 (d)	8,000	8,696
Lennox International, Inc. 1.35%, 8/1/2025	5,000	5,038
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	135,000	153,731
Masco Corp. 4.38%, 4/1/2026	241,000	279,842
Owens Corning:
3.40%, 8/15/2026	137,000	147,803
3.88%, 6/1/2030 (a)	125,000	141,435
Vulcan Materials Co.:
3.50%, 6/1/2030	50,000	56,245
4.70%, 3/1/2048	25,000	30,493
		1,334,189
CHEMICALS — 1.5%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	10,000	10,366
2.05%, 5/15/2030	10,000	10,544
2.70%, 5/15/2040	25,000	26,661
Security Description	Principal Amount	Value
2.80%, 5/15/2050	$120,000	$126,853
3.00%, 11/3/2021	50,000	51,383
Celanese US Holdings LLC 3.50%, 5/8/2024	45,000	48,444
Dow Chemical Co.:
3.63%, 5/15/2026	105,000	116,247
4.25%, 10/1/2034	165,000	192,299
4.80%, 11/30/2028	100,000	120,842
4.80%, 5/15/2049	10,000	11,927
5.25%, 11/15/2041	86,000	105,169
DowDuPont, Inc.:
4.73%, 11/15/2028	215,000	257,867
5.32%, 11/15/2038	50,000	63,420
5.42%, 11/15/2048	60,000	80,134
DuPont de Nemours, Inc. 2.17%, 5/1/2023	160,000	161,510
Eastman Chemical Co.:
3.60%, 8/15/2022	150,000	157,356
4.65%, 10/15/2044	114,000	133,956
Ecolab, Inc.:
2.13%, 8/15/2050 (a)	50,000	45,716
3.25%, 12/1/2027 (a)	85,000	96,183
4.80%, 3/24/2030	10,000	12,719
5.50%, 12/8/2041	3,000	4,296
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	10,000	10,388
FMC Corp.:
3.45%, 10/1/2029	15,000	16,779
4.50%, 10/1/2049	15,000	18,648
Huntsman International LLC 4.50%, 5/1/2029	63,000	71,097
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	15,000	18,698
Linde, Inc. 2.00%, 8/10/2050	30,000	27,094
LYB International Finance B.V.:
4.00%, 7/15/2023	22,000	23,821
5.25%, 7/15/2043	351,000	428,831
LYB International Finance III LLC:
2.88%, 5/1/2025	25,000	26,860
3.38%, 5/1/2030 (a)	25,000	27,332
4.20%, 5/1/2050	25,000	27,856
Mosaic Co.:
4.05%, 11/15/2027 (a)	100,000	111,339
4.88%, 11/15/2041	80,000	84,075
Nutrien, Ltd.:
3.38%, 3/15/2025	250,000	276,135
4.90%, 6/1/2043	25,000	30,473
5.25%, 1/15/2045	47,000	59,673
PPG Industries, Inc. 2.80%, 8/15/2029	25,000	27,188
Praxair, Inc.:
1.10%, 8/10/2030	50,000	48,576
2.65%, 2/5/2025	112,000	121,019

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
RPM International, Inc.:
3.45%, 11/15/2022	$11,000	$11,400
4.55%, 3/1/2029	115,000	134,389
Sherwin-Williams Co.:
3.45%, 8/1/2025	12,000	13,296
3.80%, 8/15/2049	75,000	85,668
Westlake Chemical Corp.:
3.60%, 8/15/2026	150,000	164,725
5.00%, 8/15/2046	92,000	105,774
		3,805,026
COMMERCIAL SERVICES — 1.0%
Automatic Data Processing, Inc. 1.25%, 9/1/2030	75,000	73,831
Block Financial LLC 3.88%, 8/15/2030	30,000	30,288
California Institute of Technology 3.65%, 9/1/2119	10,000	10,910
Cintas Corp. No. 2 6.15%, 8/15/2036	10,000	13,756
Duke University Series 2020, 2.83%, 10/1/2055	20,000	21,058
Equifax, Inc.:
2.60%, 12/1/2024	60,000	64,032
3.10%, 5/15/2030	15,000	16,358
3.30%, 12/15/2022	129,000	135,184
Georgetown University Series B, 4.32%, 4/1/2049	100,000	126,905
Global Payments, Inc.:
2.65%, 2/15/2025	200,000	212,204
2.90%, 5/15/2030	45,000	48,146
4.00%, 6/1/2023	50,000	54,154
IHS Markit, Ltd. 4.25%, 5/1/2029	40,000	46,445
Johns Hopkins University Series A, 2.81%, 1/1/2060	10,000	10,790
Leland Stanford Junior University 3.65%, 5/1/2048	50,000	61,272
Massachusetts Institute of Technology Series G, 2.29%, 7/1/2051	15,000	15,018
Moody's Corp.:
2.55%, 8/18/2060	50,000	45,923
3.25%, 5/20/2050	100,000	107,109
4.88%, 12/17/2048	25,000	33,980
Northeastern University Series 2020, 2.89%, 10/1/2050	15,000	15,669
Northwestern University Series 2020, 2.64%, 12/1/2050	25,000	26,294
PayPal Holdings, Inc.:
1.65%, 6/1/2025	15,000	15,536
2.20%, 9/26/2022	160,000	165,405
2.30%, 6/1/2030	15,000	15,892
Security Description	Principal Amount	Value
2.40%, 10/1/2024	$120,000	$127,432
2.85%, 10/1/2029	120,000	132,074
3.25%, 6/1/2050	15,000	16,614
President & Fellows of Harvard College 2.52%, 10/15/2050	35,000	36,461
Quanta Services, Inc. 2.90%, 10/1/2030	50,000	51,185
RELX Capital, Inc.:
3.00%, 5/22/2030	15,000	16,406
3.50%, 3/16/2023	265,000	281,838
S&P Global, Inc. 3.25%, 12/1/2049	15,000	17,199
Trustees of Boston College 3.13%, 7/1/2052	20,000	22,603
Trustees of Princeton University 5.70%, 3/1/2039	70,000	107,728
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	27,239
University of Chicago:
Series 20B, 2.76%, 4/1/2045	5,000	5,177
Series C, 2.55%, 4/1/2050	100,000	101,299
University of Southern California Series A, 3.23%, 10/1/2120	20,000	21,301
Verisk Analytics, Inc.:
4.00%, 6/15/2025	16,000	18,252
4.13%, 3/15/2029	100,000	117,756
Yale University Series 2020, 2.40%, 4/15/2050	50,000	51,404
		2,518,127
COMPUTERS — 2.6%
Amdocs, Ltd. 2.54%, 6/15/2030	25,000	25,936
Apple, Inc.:
0.55%, 8/20/2025 (a)	250,000	250,100
1.70%, 9/11/2022	107,000	109,915
1.80%, 9/11/2024	25,000	26,161
2.40%, 8/20/2050	55,000	54,784
2.45%, 8/4/2026	150,000	163,509
2.65%, 5/11/2050	50,000	51,947
2.70%, 5/13/2022	430,000	446,667
2.95%, 9/11/2049	115,000	125,826
3.00%, 2/9/2024	296,000	318,890
3.00%, 6/20/2027	90,000	101,419
3.20%, 5/11/2027	464,000	527,072
3.75%, 11/13/2047	468,000	575,135
3.85%, 5/4/2043	100,000	124,545
4.25%, 2/9/2047 (a)	275,000	364,787
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (b)	50,000	54,097
5.85%, 7/15/2025 (b)	25,000	29,187
6.02%, 6/15/2026 (b)	125,000	146,996
8.10%, 7/15/2036 (b)	334,000	437,968

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
8.35%, 7/15/2046 (b)	$219,000	$289,032
DXC Technology Co.:
4.00%, 4/15/2023	50,000	52,690
4.75%, 4/15/2027 (a)	200,000	224,522
Genpact Luxembourg Sarl 3.38%, 12/1/2024	25,000	26,218
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	50,000	50,605
1.75%, 4/1/2026	50,000	50,362
6.20%, 10/15/2035	292,000	365,345
HP, Inc.:
2.20%, 6/17/2025	50,000	52,353
3.00%, 6/17/2027	50,000	54,048
3.40%, 6/17/2030	50,000	53,621
International Business Machines Corp.:
3.00%, 5/15/2024	450,000	487,044
3.50%, 5/15/2029	100,000	115,417
3.63%, 2/12/2024	364,000	399,377
4.25%, 5/15/2049	160,000	200,550
4.70%, 2/19/2046 (a)	172,000	231,823
6.22%, 8/1/2027	11,000	14,474
7.13%, 12/1/2096	25,000	43,305
Leidos, Inc. 3.63%, 5/15/2025 (b)	5,000	5,537
NetApp, Inc. 1.88%, 6/22/2025	15,000	15,523
Seagate HDD Cayman 4.13%, 1/15/2031 (b)	100,000	108,171
		6,774,958
COSMETICS/PERSONAL CARE — 0.4%
Colgate-Palmolive Co. Series GMTN, 2.25%, 11/15/2022	22,000	22,896
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	115,000	126,892
3.70%, 8/15/2042	19,000	21,001
6.00%, 5/15/2037	11,000	16,092
Procter & Gamble Co.:
2.30%, 2/6/2022	103,000	105,831
2.70%, 2/2/2026	327,000	364,236
Unilever Capital Corp.:
0.38%, 9/14/2023	100,000	100,264
3.13%, 3/22/2023	65,000	69,221
5.90%, 11/15/2032	203,000	298,853
		1,125,286
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
1.85%, 2/15/2025 (a)	159,000	166,182
4.60%, 6/15/2045	24,000	30,807
		196,989
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.88%, 8/14/2024	$15,000	$14,431
3.65%, 7/21/2027	30,000	27,454
4.13%, 7/3/2023	51,000	51,962
4.45%, 4/3/2026	15,000	14,913
4.50%, 9/15/2023	150,000	154,470
4.63%, 7/1/2022	225,000	230,420
4.88%, 1/16/2024	15,000	15,478
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	15,000	16,032
Air Lease Corp.:
2.63%, 7/1/2022	30,000	30,161
3.00%, 9/15/2023	43,000	43,794
3.25%, 3/1/2025	75,000	76,206
3.50%, 1/15/2022	15,000	15,389
3.75%, 2/1/2022	55,000	56,100
4.25%, 9/15/2024	543,000	566,496
Series MTN, 3.00%, 2/1/2030	25,000	23,254
Aircastle, Ltd.:
4.25%, 6/15/2026	135,000	124,886
4.40%, 9/25/2023	125,000	123,690
5.00%, 4/1/2023	15,000	15,040
5.50%, 2/15/2022	16,000	16,342
Ally Financial, Inc.:
3.05%, 6/5/2023	165,000	171,404
4.63%, 5/19/2022	15,000	15,753
5.80%, 5/1/2025 (a)	135,000	155,752
8.00%, 11/1/2031	100,000	136,805
American Express Co.:
2.75%, 5/20/2022	200,000	206,900
3.40%, 2/27/2023	359,000	382,181
4.20%, 11/6/2025	170,000	196,957
Ameriprise Financial, Inc.:
2.88%, 9/15/2026 (a)	20,000	21,969
3.00%, 4/2/2025	25,000	27,341
4.00%, 10/15/2023	127,000	140,227
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	15,000	15,018
BGC Partners, Inc.:
4.38%, 12/15/2025 (b)	15,000	15,222
5.38%, 7/24/2023	55,000	58,248
BlackRock, Inc.:
1.90%, 1/28/2031	20,000	20,724
2.40%, 4/30/2030	100,000	108,748
3.20%, 3/15/2027	52,000	59,012
3.50%, 3/18/2024	19,000	20,930
Blackstone/GSO Secured Lending Fund 3.65%, 7/14/2023 (b)	25,000	25,141
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	22,000	24,602

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Brookfield Finance LLC 3.45%, 4/15/2050	$25,000	$24,522
Brookfield Finance, Inc.:
4.00%, 4/1/2024	138,000	152,137
4.35%, 4/15/2030	25,000	29,201
Capital One Financial Corp.:
2.60%, 5/11/2023	15,000	15,689
3.20%, 2/5/2025	200,000	216,254
3.65%, 5/11/2027	125,000	138,380
3.90%, 1/29/2024	200,000	217,896
4.20%, 10/29/2025	200,000	221,836
Charles Schwab Corp.:
3.23%, 9/1/2022	11,000	11,580
3.25%, 5/22/2029	115,000	131,999
3.55%, 2/1/2024	47,000	51,395
4.63%, 3/22/2030	100,000	126,587
CME Group, Inc.:
3.00%, 3/15/2025	90,000	98,447
5.30%, 9/15/2043	111,000	162,602
Discover Financial Services 4.50%, 1/30/2026	265,000	302,140
GE Capital Funding LLC 3.45%, 5/15/2025 (a) (b)	100,000	107,117
GE Capital International Funding Co. 4.42%, 11/15/2035	325,000	342,823
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	20,000	20,054
3.10%, 9/15/2027	8,000	8,848
3.75%, 9/21/2028	12,000	13,912
4.00%, 10/15/2023	119,000	130,875
4.25%, 9/21/2048	305,000	378,831
Janus Capital Group, Inc. 4.88%, 8/1/2025 (a)	4,000	4,574
Jefferies Group LLC:
5.13%, 1/20/2023	8,000	8,717
6.50%, 1/20/2043	3,000	3,794
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
2.75%, 10/15/2032	20,000	19,794
4.15%, 1/23/2030	50,000	56,245
4.85%, 1/15/2027	106,000	119,813
Lazard Group LLC 4.50%, 9/19/2028	165,000	190,634
Legg Mason, Inc.:
4.75%, 3/15/2026	45,000	53,541
5.63%, 1/15/2044	86,000	117,676
Mastercard, Inc.:
2.00%, 3/3/2025	125,000	133,532
3.95%, 2/26/2048	184,000	234,092
Nasdaq, Inc.:
3.25%, 4/28/2050	10,000	10,483
3.85%, 6/30/2026	138,000	158,096
Nomura Holdings, Inc. 1.85%, 7/16/2025	200,000	203,540
Security Description	Principal Amount	Value
ORIX Corp.:
2.90%, 7/18/2022	$30,000	$31,108
3.25%, 12/4/2024	50,000	54,293
3.70%, 7/18/2027	25,000	28,348
Raymond James Financial, Inc.:
3.63%, 9/15/2026	38,000	43,661
4.95%, 7/15/2046	102,000	131,846
Stifel Financial Corp. 4.25%, 7/18/2024	25,000	28,041
Synchrony Financial:
3.95%, 12/1/2027	125,000	134,469
4.25%, 8/15/2024	208,000	226,000
5.15%, 3/19/2029	50,000	58,139
Visa, Inc.:
0.75%, 8/15/2027	45,000	44,637
1.10%, 2/15/2031	100,000	97,891
1.90%, 4/15/2027	25,000	26,503
2.00%, 8/15/2050	50,000	46,105
2.05%, 4/15/2030 (a)	15,000	16,071
3.15%, 12/14/2025	388,000	434,226
VISA, Inc. 2.70%, 4/15/2040	10,000	10,812
Western Union Co.:
2.85%, 1/10/2025	130,000	137,128
4.25%, 6/9/2023	50,000	54,031
		9,240,417
ELECTRIC — 7.4%
AEP Texas, Inc. 3.80%, 10/1/2047	95,000	109,250
AEP Transmission Co. LLC:
3.15%, 9/15/2049	20,000	21,459
3.80%, 6/15/2049	150,000	177,327
4.25%, 9/15/2048	20,000	25,197
Alabama Power Co.:
3.45%, 10/1/2049	175,000	200,149
4.15%, 8/15/2044	3,000	3,662
Series A, 4.30%, 7/15/2048	115,000	147,688
Ameren Corp.:
2.50%, 9/15/2024	75,000	79,655
3.65%, 2/15/2026	50,000	56,264
Ameren Illinois Co.:
3.25%, 3/15/2050	75,000	84,884
4.30%, 7/1/2044	16,000	19,785
American Electric Power Co., Inc.:
3.25%, 3/1/2050	15,000	15,634
Series I, 3.65%, 12/1/2021	15,000	15,534
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	84,615
3.15%, 5/15/2025	30,000	32,840
4.50%, 4/1/2042	185,000	232,160
Atlantic City Electric Co. 4.00%, 10/15/2028	25,000	29,746
Avangrid, Inc.:
3.20%, 4/15/2025	125,000	137,702

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 6/1/2029	$25,000	$28,856
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049 (a)	35,000	38,071
4.25%, 9/15/2048	69,000	87,500
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	19,000	21,070
5.95%, 5/15/2037	152,000	215,829
6.13%, 4/1/2036	274,000	391,113
Black Hills Corp.:
3.88%, 10/15/2049	25,000	28,184
4.35%, 5/1/2033	110,000	129,368
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	3,000	3,082
3.95%, 3/1/2048	15,000	18,618
4.50%, 4/1/2044	141,000	183,197
Series AC, 4.25%, 2/1/2049	78,000	101,553
Series AD, 2.90%, 7/1/2050	30,000	31,820
CenterPoint Energy, Inc. 2.50%, 9/1/2024	75,000	79,642
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	125,000	133,104
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	48,000	60,902
CMS Energy Corp. 5 year CMT + 4.12%, 4.75%, 6/1/2050 (a) (c)	25,000	26,626
Commonwealth Edison Co.:
2.55%, 6/15/2026	12,000	13,068
3.70%, 8/15/2028	24,000	27,988
4.00%, 3/1/2048	35,000	43,041
4.00%, 3/1/2049	15,000	18,735
Series 127, 3.20%, 11/15/2049	60,000	66,222
Connecticut Light & Power Co.:
4.00%, 4/1/2048	10,000	12,635
Series A, 3.20%, 3/15/2027	125,000	139,660
Consolidated Edison Co. of New York, Inc.:
5.70%, 6/15/2040	355,000	500,674
Series 20A, 3.35%, 4/1/2030	10,000	11,510
Series 20B, 3.95%, 4/1/2050	107,000	129,595
Consumers Energy Co.:
2.50%, 5/1/2060	40,000	37,693
3.38%, 8/15/2023	25,000	26,915
4.05%, 5/15/2048	65,000	81,189
4.35%, 4/15/2049	136,000	177,510
Dayton Power & Light Co. 3.95%, 6/15/2049	15,000	16,098
Delmarva Power & Light Co. 4.15%, 5/15/2045	10,000	12,134
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038	11,000	15,937
Security Description	Principal Amount	Value
Dominion Energy, Inc.:
3.07%, 8/15/2024 (d)	$20,000	$21,522
4.25%, 6/1/2028	200,000	235,612
4.70%, 12/1/2044	115,000	148,570
Series C, 3.38%, 4/1/2030	160,000	180,459
DTE Electric Co.:
2.25%, 3/1/2030 (a)	25,000	26,638
2.95%, 3/1/2050	50,000	53,256
3.70%, 3/15/2045	36,000	41,980
3.95%, 3/1/2049	25,000	31,369
Series A, 4.00%, 4/1/2043	3,000	3,642
Series A, 6.63%, 6/1/2036	19,000	27,650
Series C, 2.63%, 3/1/2031	15,000	16,473
DTE Energy Co.:
2.85%, 10/1/2026	195,000	211,222
Series F, 1.05%, 6/1/2025	35,000	35,029
Series H, 0.55%, 11/1/2022	55,000	55,038
Duke Energy Carolinas LLC:
2.45%, 8/15/2029 (a)	25,000	27,203
3.20%, 8/15/2049	25,000	27,811
3.95%, 11/15/2028	85,000	102,052
3.95%, 3/15/2048	116,000	144,622
6.05%, 4/15/2038	170,000	253,579
6.10%, 6/1/2037	125,000	183,635
Duke Energy Corp.:
3.40%, 6/15/2029	125,000	140,545
3.75%, 4/15/2024	208,000	228,473
Duke Energy Florida LLC:
2.50%, 12/1/2029	25,000	27,144
4.20%, 7/15/2048	15,000	19,122
6.35%, 9/15/2037	150,000	227,919
Duke Energy Indiana LLC 2.75%, 4/1/2050	45,000	45,946
Duke Energy Ohio, Inc.:
3.65%, 2/1/2029	15,000	17,443
3.70%, 6/15/2046	10,000	11,621
4.30%, 2/1/2049	67,000	84,667
Duke Energy Progress LLC:
2.50%, 8/15/2050	25,000	24,261
3.38%, 9/1/2023	115,000	124,333
3.45%, 3/15/2029	20,000	23,138
3.70%, 10/15/2046	13,000	15,261
4.20%, 8/15/2045	125,000	156,270
Edison International:
4.13%, 3/15/2028	101,000	103,688
5.75%, 6/15/2027	105,000	116,888
Emera US Finance L.P. 3.55%, 6/15/2026	185,000	206,342
Enel Chile SA 4.88%, 6/12/2028	44,000	52,081
Entergy Arkansas LLC 3.50%, 4/1/2026	35,000	39,601
Entergy Corp.:
0.90%, 9/15/2025	50,000	49,917
2.80%, 6/15/2030	50,000	54,231

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	$13,000	$15,326
Entergy Louisiana LLC:
2.90%, 3/15/2051	5,000	5,255
3.05%, 6/1/2031	6,000	6,834
3.12%, 9/1/2027	50,000	55,756
Entergy Mississippi LLC 3.85%, 6/1/2049	55,000	67,097
Entergy Texas, Inc.:
1.75%, 3/15/2031 (e)	85,000	84,672
3.55%, 9/30/2049	105,000	119,048
4.00%, 3/30/2029	25,000	29,274
4.50%, 3/30/2039	25,000	30,681
Evergy Kansas Central, Inc. 3.25%, 9/1/2049	25,000	27,537
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049	125,000	157,081
Series 2020, 2.25%, 6/1/2030	25,000	26,544
Evergy, Inc. 2.90%, 9/15/2029	75,000	80,778
Eversource Energy:
3.45%, 1/15/2050	50,000	55,556
Series N, 3.80%, 12/1/2023	50,000	54,848
Exelon Corp.:
3.40%, 4/15/2026	125,000	139,626
3.50%, 6/1/2022	576,000	602,087
3.95%, 6/15/2025	15,000	16,952
5.10%, 6/15/2045	64,000	83,564
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	325,000	356,330
Series C, 4.85%, 7/15/2047	75,000	90,172
Florida Power & Light Co.:
3.15%, 10/1/2049	230,000	260,859
4.13%, 2/1/2042	5,000	6,232
5.95%, 2/1/2038	125,000	184,999
Fortis, Inc. 3.06%, 10/4/2026	75,000	81,745
Georgia Power Co.:
4.30%, 3/15/2043	7,000	8,300
Series A, 2.10%, 7/30/2023	125,000	130,502
Series B, 2.65%, 9/15/2029	20,000	21,486
Indiana Michigan Power Co. 4.25%, 8/15/2048	50,000	62,218
Interstate Power & Light Co.:
3.25%, 12/1/2024	50,000	54,804
4.10%, 9/26/2028	25,000	29,814
IPALCO Enterprises, Inc. 4.25%, 5/1/2030 (b)	25,000	28,444
ITC Holdings Corp.:
3.25%, 6/30/2026	38,000	42,243
3.35%, 11/15/2027	50,000	55,812
Kentucky Utilities Co.:
3.30%, 6/1/2050	50,000	54,650
5.13%, 11/1/2040	50,000	67,333
Security Description	Principal Amount	Value
MidAmerican Energy Co.:
3.10%, 5/1/2027	$2,000	$2,245
3.15%, 4/15/2050	25,000	27,675
4.25%, 7/15/2049	125,000	162,237
4.80%, 9/15/2043	170,000	226,666
National Rural Utilities Cooperative Finance Corp.:
1.35%, 3/15/2031	75,000	74,940
2.40%, 4/25/2022	89,000	91,526
2.40%, 3/15/2030	20,000	21,872
4.40%, 11/1/2048 (a)	40,000	52,368
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	91,000	93,203
Series MTN, 1.75%, 1/21/2022	10,000	10,181
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	40,000	46,933
Series DD, 2.40%, 5/1/2030	15,000	16,082
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	80,000	83,238
2.75%, 5/1/2025	150,000	162,262
2.75%, 11/1/2029	15,000	16,315
2.90%, 4/1/2022	100,000	103,569
3.15%, 4/1/2024	215,000	232,568
Northern States Power Co.:
2.60%, 6/1/2051	50,000	50,983
4.85%, 8/15/2040	8,000	10,366
NSTAR Electric Co.:
3.25%, 5/15/2029	25,000	28,634
4.40%, 3/1/2044	8,000	10,178
Oglethorpe Power Corp.:
3.75%, 8/1/2050 (b)	65,000	64,765
5.05%, 10/1/2048	15,000	17,775
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030 (a)	15,000	16,768
3.85%, 8/15/2047	8,000	9,081
4.55%, 3/15/2044	11,000	13,099
5.25%, 5/15/2041	5,000	6,470
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025 (b)	210,000	208,942
2.75%, 6/1/2024	45,000	48,283
3.70%, 11/15/2028	60,000	70,474
3.80%, 6/1/2049	25,000	30,792
Pacific Gas & Electric Co.:
1.75%, 6/16/2022	275,000	275,250
2.50%, 2/1/2031	50,000	47,567
3.30%, 8/1/2040	50,000	45,884
3.45%, 7/1/2025	235,000	246,971
3.50%, 8/1/2050	50,000	45,025
4.50%, 7/1/2040 (a)	115,000	118,014
4.95%, 7/1/2050	312,000	334,055
PacifiCorp:
6.00%, 1/15/2039	195,000	279,433
6.35%, 7/15/2038	85,000	124,943

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
PECO Energy Co.:
2.80%, 6/15/2050	$25,000	$26,064
3.00%, 9/15/2049	20,000	21,469
3.90%, 3/1/2048	15,000	18,271
4.15%, 10/1/2044	104,000	129,017
PPL Capital Funding, Inc.:
3.10%, 5/15/2026 (a)	100,000	110,558
3.95%, 3/15/2024	119,000	130,543
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	20,000	21,618
3.95%, 6/1/2047	5,000	6,115
4.13%, 6/15/2044	8,000	9,785
Progress Energy, Inc. 6.00%, 12/1/2039	95,000	132,064
Public Service Co. of Colorado:
3.70%, 6/15/2028	25,000	29,185
4.05%, 9/15/2049	94,000	119,434
4.30%, 3/15/2044	92,000	117,030
Series 35, 1.90%, 1/15/2031	50,000	52,018
Series 36, 2.70%, 1/15/2051	25,000	25,565
Public Service Co. of New Hampshire 3.60%, 7/1/2049	125,000	147,160
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	100,000	90,680
Series MTN, 2.25%, 9/15/2026	25,000	26,882
Series MTN, 2.45%, 1/15/2030	35,000	38,093
Series MTN, 2.70%, 5/1/2050	25,000	26,107
Series MTN, 3.15%, 1/1/2050	30,000	33,894
Series MTN, 3.20%, 5/15/2029	25,000	28,637
Series MTN, 3.20%, 8/1/2049	15,000	16,831
Series MTN, 3.25%, 9/1/2023	25,000	26,944
Series MTN, 3.85%, 5/1/2049	20,000	24,898
Series MTN, 5.50%, 3/1/2040	10,000	14,361
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	25,000	24,726
2.88%, 6/15/2024	120,000	128,696
Puget Energy, Inc.:
3.65%, 5/15/2025	45,000	48,282
4.10%, 6/15/2030 (b)	165,000	184,120
San Diego Gas & 1st Mortgage Series UUU, 3.32%, 4/15/2050	30,000	32,672
Sempra Energy:
3.25%, 6/15/2027	75,000	82,398
6.00%, 10/15/2039	205,000	281,816
South Carolina Electric & Gas Co. 4.60%, 6/15/2043	19,000	24,613
Southern California Edison Co.:
2.85%, 8/1/2029	20,000	21,059
Security Description	Principal Amount	Value
4.00%, 4/1/2047	$84,000	$90,208
4.65%, 10/1/2043	22,000	25,489
6.05%, 3/15/2039	150,000	193,984
Series 13-A, 3.90%, 3/15/2043	25,000	26,258
Series A, 4.20%, 3/1/2029	25,000	28,760
Series C, 3.60%, 2/1/2045	35,000	35,745
Series C, 4.13%, 3/1/2048	268,000	292,168
Series E, 3.70%, 8/1/2025	74,000	82,102
Southern Co. Series A, 3.70%, 4/30/2030	200,000	228,318
Southern Power Co.:
5.15%, 9/15/2041	25,000	29,208
5.25%, 7/15/2043	48,000	54,981
Southwestern Electric Power Co.:
6.20%, 3/15/2040	160,000	219,411
Series M, 4.10%, 9/15/2028	175,000	204,270
Southwestern Public Service Co.:
3.70%, 8/15/2047	35,000	39,933
Series 6, 4.40%, 11/15/2048	105,000	133,840
Tampa Electric Co.:
2.60%, 9/15/2022	16,000	16,503
3.63%, 6/15/2050	10,000	11,767
Tucson Electric Power Co. 4.00%, 6/15/2050	110,000	131,513
Union Electric Co. 3.25%, 10/1/2049	25,000	28,002
Virginia Electric & Power Co. 3.30%, 12/1/2049 (a)	50,000	58,887
WEC Energy Group, Inc.:
0.55%, 9/15/2023	100,000	100,252
3.10%, 3/8/2022	5,000	5,199
Westar Energy, Inc. 4.63%, 9/1/2043	22,000	27,572
Wisconsin Electric Power Co.:
3.10%, 6/1/2025	19,000	20,728
4.30%, 10/15/2048	5,000	6,340
5.70%, 12/1/2036	5,000	7,031
Wisconsin Power & Light Co. 3.65%, 4/1/2050	15,000	17,549
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	20,000	22,620
3.67%, 12/1/2042	2,000	2,267
Xcel Energy, Inc.:
3.30%, 6/1/2025	86,000	94,923
3.40%, 6/1/2030	115,000	131,980
		19,320,447
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (f)
Emerson Electric Co.:
1.95%, 10/15/2030	61,000	63,245
2.63%, 2/15/2023	27,000	28,301
2.75%, 10/15/2050	23,000	23,424
5.25%, 11/15/2039	11,000	15,113
		130,083

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
ELECTRONICS — 0.8%
Agilent Technologies, Inc.:
2.75%, 9/15/2029	$15,000	$16,180
3.05%, 9/22/2026	11,000	12,122
3.20%, 10/1/2022	50,000	52,291
Allegion PLC 3.50%, 10/1/2029	15,000	16,402
Amphenol Corp.:
2.05%, 3/1/2025	60,000	62,951
2.80%, 2/15/2030	25,000	27,418
4.35%, 6/1/2029	10,000	12,133
Arrow Electronics, Inc. 3.88%, 1/12/2028	125,000	138,890
Flex, Ltd.:
4.75%, 6/15/2025	66,000	74,628
4.88%, 5/12/2030	20,000	22,790
5.00%, 2/15/2023	76,000	83,136
FLIR Systems, Inc. 2.50%, 8/1/2030	10,000	10,256
Fortive Corp. 3.15%, 6/15/2026	79,000	87,311
Honeywell International, Inc.:
0.48%, 8/19/2022	145,000	145,216
1.95%, 6/1/2030	50,000	52,619
2.30%, 8/15/2024	275,000	293,191
3.81%, 11/21/2047	25,000	31,277
Jabil, Inc. 3.95%, 1/12/2028	206,000	226,516
Keysight Technologies, Inc. 3.00%, 10/30/2029	25,000	27,276
PerkinElmer, Inc. 3.30%, 9/15/2029	15,000	16,677
Roper Technologies, Inc.:
1.75%, 2/15/2031	50,000	50,027
2.95%, 9/15/2029	10,000	10,994
3.65%, 9/15/2023	208,000	225,965
4.20%, 9/15/2028	50,000	59,580
Trimble, Inc. 4.90%, 6/15/2028	150,000	177,135
Tyco Electronics Group SA:
3.45%, 8/1/2024	11,000	11,945
4.88%, 1/15/2021	11,000	11,135
		1,956,061
ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc.:
1.45%, 2/15/2031	50,000	48,771
2.90%, 7/1/2026 (a)	22,000	24,315
3.38%, 11/15/2027	183,000	208,131
Waste Connections, Inc.:
3.05%, 4/1/2050	10,000	10,473
3.50%, 5/1/2029	175,000	198,989
Waste Management, Inc.:
2.90%, 9/15/2022	176,000	183,309
Security Description	Principal Amount	Value
4.15%, 7/15/2049	$215,000	$271,943
		945,931
FOOD — 1.1%
Campbell Soup Co.:
2.38%, 4/24/2030	15,000	15,628
3.13%, 4/24/2050	15,000	15,121
3.95%, 3/15/2025	50,000	55,931
4.80%, 3/15/2048	120,000	154,188
Conagra Brands, Inc.:
4.30%, 5/1/2024	150,000	167,339
5.30%, 11/1/2038	65,000	83,964
General Mills, Inc.:
2.88%, 4/15/2030	20,000	21,945
3.20%, 2/10/2027 (a)	150,000	168,621
3.65%, 2/15/2024	10,000	10,916
Hershey Co.:
1.70%, 6/1/2030	20,000	20,545
2.05%, 11/15/2024	50,000	52,888
2.65%, 6/1/2050	15,000	15,294
Hormel Foods Corp. 1.80%, 6/11/2030	30,000	30,890
Ingredion, Inc. 3.20%, 10/1/2026	19,000	21,002
JM Smucker Co.:
2.38%, 3/15/2030	130,000	135,750
3.55%, 3/15/2050	25,000	27,073
Kellogg Co.:
3.25%, 4/1/2026	150,000	166,688
Series B, 7.45%, 4/1/2031	65,000	95,150
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	16,000	22,716
Kroger Co 3.95%, 1/15/2050	25,000	29,284
Kroger Co.:
2.20%, 5/1/2030	65,000	68,173
2.95%, 11/1/2021	3,000	3,074
4.50%, 1/15/2029	40,000	49,019
5.15%, 8/1/2043	78,000	101,130
5.40%, 7/15/2040	63,000	80,770
McCormick & Co., Inc.:
2.50%, 4/15/2030	20,000	21,397
3.25%, 11/15/2025	19,000	20,803
Mondelez International, Inc.:
1.50%, 5/4/2025	215,000	221,024
2.13%, 4/13/2023	10,000	10,383
2.63%, 9/4/2050	10,000	9,780
2.75%, 4/13/2030	25,000	27,215
4.00%, 2/1/2024	50,000	55,225
Sysco Corp.:
2.40%, 2/15/2030	110,000	110,776
3.25%, 7/15/2027 (a)	64,000	69,523
3.30%, 2/15/2050	10,000	9,422
4.50%, 4/1/2046	79,000	86,061
5.95%, 4/1/2030	105,000	132,610
6.60%, 4/1/2040	5,000	6,810

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.60%, 4/1/2050	$135,000	$189,518
Tyson Foods, Inc.:
4.50%, 6/15/2022	279,000	295,096
4.55%, 6/2/2047	50,000	63,125
5.15%, 8/15/2044	26,000	34,460
		2,976,327
FOREST PRODUCTS & PAPER — 0.3%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	50,000	53,138
Georgia-Pacific LLC 8.00%, 1/15/2024	300,000	369,009
International Paper Co.:
4.40%, 8/15/2047	75,000	91,963
5.15%, 5/15/2046	50,000	65,063
7.30%, 11/15/2039	95,000	139,161
Suzano Austria GmbH 6.00%, 1/15/2029	115,000	131,236
		849,570
GAS — 0.6%
Atmos Energy Corp.:
1.50%, 1/15/2031 (e)	100,000	99,707
3.00%, 6/15/2027	22,000	24,488
4.13%, 10/15/2044	59,000	72,283
4.15%, 1/15/2043	21,000	25,667
CenterPoint Energy Resources Corp. 4.00%, 4/1/2028	20,000	23,069
Dominion Energy Gas Holdings LLC:
Series A, 2.50%, 11/15/2024	20,000	21,331
Series B, 3.00%, 11/15/2029	70,000	77,092
National Fuel Gas Co.:
3.75%, 3/1/2023	29,000	30,086
5.50%, 1/15/2026	125,000	136,650
NiSource, Inc.:
0.95%, 8/15/2025	30,000	29,963
2.95%, 9/1/2029 (a)	110,000	119,419
3.60%, 5/1/2030	54,000	61,551
3.95%, 3/30/2048	93,000	108,674
5.65%, 2/1/2045	5,000	6,902
5.95%, 6/15/2041	23,000	32,454
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	91,000	103,813
Southern California Gas Co.:
4.45%, 3/15/2044	3,000	3,629
Series UU, 4.13%, 6/1/2048	120,000	150,495
Series VV, 4.30%, 1/15/2049	145,000	181,044
Southern Co. Gas Capital Corp.:
5.88%, 3/15/2041	100,000	138,060
Series 20-A, 1.75%, 1/15/2031	100,000	99,081
Security Description	Principal Amount	Value
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	$25,000	$28,382
		1,573,840
HAND & MACHINE TOOLS — 0.2%
Snap-on, Inc.:
3.10%, 5/1/2050	15,000	15,915
4.10%, 3/1/2048	43,000	52,532
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (a)	50,000	53,514
3.40%, 3/1/2026	85,000	94,945
4.25%, 11/15/2028	148,000	179,561
4.85%, 11/15/2048	15,000	21,297
		417,764
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
1.15%, 1/30/2028	125,000	125,986
1.40%, 6/30/2030	50,000	50,343
2.95%, 3/15/2025	100,000	109,303
4.90%, 11/30/2046	215,000	304,111
6.15%, 11/30/2037	5,000	7,684
Baxter International, Inc. 2.60%, 8/15/2026	125,000	136,374
Boston Scientific Corp.:
3.38%, 5/15/2022	123,000	128,419
3.45%, 3/1/2024	115,000	124,699
4.55%, 3/1/2039	15,000	18,729
7.38%, 1/15/2040	35,000	55,677
Danaher Corp.:
2.60%, 10/1/2050 (e)	65,000	64,100
3.35%, 9/15/2025 (a)	138,000	154,080
Dentsply Sirona, Inc. 3.25%, 6/1/2030	10,000	10,876
Koninklijke Philips NV:
5.00%, 3/15/2042	138,000	181,309
6.88%, 3/11/2038	5,000	7,602
Medtronic, Inc.:
3.50%, 3/15/2025	111,000	125,250
4.63%, 3/15/2045	154,000	211,963
Stryker Corp.:
3.38%, 5/15/2024	77,000	83,709
4.10%, 4/1/2043	8,000	9,512
4.63%, 3/15/2046	129,000	168,333
Thermo Fisher Scientific, Inc.:
2.60%, 10/1/2029	100,000	108,932
3.65%, 12/15/2025	188,000	212,464
4.15%, 2/1/2024	78,000	86,168
Zimmer Biomet Holdings, Inc.:
3.38%, 11/30/2021	82,000	84,066
3.55%, 4/1/2025	123,000	135,968
		2,705,657

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 2.7%
Adventist Health System 3.63%, 3/1/2049	$15,000	$15,988
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	25,000	27,850
Aetna, Inc.:
2.80%, 6/15/2023	188,000	197,862
6.63%, 6/15/2036	169,000	240,558
Anthem, Inc.:
2.25%, 5/15/2030	100,000	102,872
2.38%, 1/15/2025	120,000	127,352
3.13%, 5/15/2022	11,000	11,473
3.13%, 5/15/2050	30,000	30,442
3.30%, 1/15/2023	409,000	433,544
Ascension Health:
4.85%, 11/15/2053	100,000	145,233
Series B, 2.53%, 11/15/2029	30,000	32,520
Series B, 3.11%, 11/15/2039	20,000	21,087
Banner Health Series 2020, 3.18%, 1/1/2050	25,000	27,047
Baylor Scott & White Holdings 4.19%, 11/15/2045	51,000	62,377
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	25,000	24,291
Children's Health System of Texas 2.51%, 8/15/2050	110,000	105,570
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	71,000	70,752
Series 2020, 2.93%, 7/15/2050	15,000	14,629
Cigna Holding Co. 5.38%, 2/15/2042	25,000	31,461
CommonSpirit Health:
3.35%, 10/1/2029	105,000	111,524
3.82%, 10/1/2049	110,000	120,795
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	25,000	23,803
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	25,000	27,363
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	10,000	12,441
Hackensack Meridian Health, Inc.:
4.50%, 7/1/2057	100,000	129,827
Series 2020, 2.88%, 9/1/2050	50,000	48,934
Hartford HealthCare Corp. 3.45%, 7/1/2054	25,000	24,579
HCA, Inc.:
4.13%, 6/15/2029	93,000	105,201
4.50%, 2/15/2027	88,000	98,732
4.75%, 5/1/2023	110,000	119,998
Security Description	Principal Amount	Value
5.00%, 3/15/2024	$20,000	$22,392
5.25%, 4/15/2025	65,000	75,036
5.25%, 6/15/2026	215,000	250,434
5.25%, 6/15/2049	45,000	54,688
5.50%, 6/15/2047	115,000	142,606
Humana, Inc.:
4.80%, 3/15/2047	81,000	106,530
4.95%, 10/1/2044	72,000	95,509
8.15%, 6/15/2038 (a)	5,000	7,726
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	50,000	64,189
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	25,000	30,679
Kaiser Foundation Hospitals Series 2019, 3.27%, 11/1/2049	175,000	194,605
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	25,000	26,436
3.60%, 2/1/2025 (a)	95,000	105,472
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	15,000	18,472
Memorial Sloan-Kettering Cancer Center Series 2020, 2.96%, 1/1/2050	50,000	53,922
Methodist Hospital Series 20A, 2.71%, 12/1/2050	15,000	14,934
Montefiore Obligated Group 4.29%, 9/1/2050	25,000	24,857
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	20,000	22,228
New York and Presbyterian Hospital:
2.61%, 8/1/2060	40,000	38,535
Series 2019, 3.95%, 8/1/2119	70,000	79,908
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	125,000	137,932
4.26%, 11/1/2047	150,000	173,008
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	15,000	14,136
NYU Langone Hospitals 4.78%, 7/1/2044	130,000	159,623
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	15,000	16,436
Orlando Health Obligated Group 3.33%, 10/1/2050	15,000	15,000
Partners Healthcare System, Inc. Series 2020, 3.34%, 7/1/2060	98,000	108,246
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	20,000	21,216

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	$20,000	$21,651
2.95%, 6/30/2030	10,000	10,926
3.45%, 6/1/2026	78,000	88,198
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	25,000	25,828
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	10,000	11,310
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	105,000	112,900
Texas Health Resources 2.33%, 11/15/2050	15,000	13,947
Toledo Hospital 6.02%, 11/15/2048	15,000	17,324
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	20,000	20,456
2.00%, 5/15/2030	25,000	26,133
2.38%, 8/15/2024	70,000	74,535
2.75%, 2/15/2023 (a)	40,000	41,950
2.88%, 12/15/2021	37,000	38,134
2.88%, 8/15/2029	40,000	44,607
2.90%, 5/15/2050	25,000	26,318
3.50%, 6/15/2023	60,000	64,832
3.50%, 8/15/2039	30,000	34,472
3.70%, 8/15/2049	15,000	17,915
3.75%, 7/15/2025	105,000	119,842
3.85%, 6/15/2028	400,000	471,076
4.25%, 3/15/2043	231,000	290,335
4.25%, 6/15/2048	332,000	422,560
4.63%, 7/15/2035	216,000	283,023
Universal Health Services, Inc. 2.65%, 10/15/2030 (b)	50,000	49,822
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	50,000	62,747
		7,011,701
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2027	50,000	52,891
Whirlpool Corp.:
4.60%, 5/15/2050	50,000	61,422
4.75%, 2/26/2029 (a)	15,000	18,207
		132,520
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 4.88%, 12/6/2028	25,000	31,133
Clorox Co.:
1.80%, 5/15/2030	5,000	5,136
3.10%, 10/1/2027	119,000	133,569
3.50%, 12/15/2024	58,000	64,560
3.80%, 11/15/2021	11,000	11,413
Kimberly-Clark Corp.:
1.05%, 9/15/2027	115,000	116,034
2.40%, 6/1/2023	57,000	59,855
Security Description	Principal Amount	Value
3.20%, 4/25/2029	$137,000	$157,129
3.70%, 6/1/2043	3,000	3,525
		582,354
INSURANCE — 3.3%
Aflac, Inc.:
2.88%, 10/15/2026	38,000	42,083
3.25%, 3/17/2025	136,000	150,477
3.60%, 4/1/2030 (a)	15,000	17,561
3.63%, 11/15/2024	16,000	17,885
6.45%, 8/15/2040	4,000	5,732
Allstate Corp.:
3.15%, 6/15/2023	8,000	8,606
3.28%, 12/15/2026	38,000	43,215
4.20%, 12/15/2046	38,000	47,740
4.50%, 6/15/2043	166,000	212,877
American Financial Group, Inc. 5.25%, 4/2/2030 (a)	25,000	30,389
American International Group, Inc.:
2.50%, 6/30/2025 (a)	50,000	53,364
3.88%, 1/15/2035	50,000	57,470
4.38%, 6/30/2050	110,000	129,132
6.25%, 5/1/2036	300,000	416,448
Aon Corp. 2.20%, 11/15/2022	20,000	20,702
Aon PLC:
3.50%, 6/14/2024	41,000	44,775
3.88%, 12/15/2025	138,000	157,615
4.60%, 6/14/2044	57,000	72,633
Arch Capital Finance LLC 5.03%, 12/15/2046	50,000	63,630
Assurant, Inc. 4.00%, 3/15/2023	50,000	53,082
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	35,000	39,421
Athene Holding, Ltd. 4.13%, 1/12/2028	100,000	108,689
AXA SA 8.60%, 12/15/2030	100,000	151,563
AXIS Specialty Finance LLC 3.90%, 7/15/2029	66,000	72,605
Berkshire Hathaway Finance Corp.:
4.20%, 8/15/2048	150,000	191,952
4.25%, 1/15/2049	25,000	32,462
4.30%, 5/15/2043	241,000	310,905
4.40%, 5/15/2042	117,000	151,366
Berkshire Hathaway, Inc. 3.13%, 3/15/2026 (a)	86,000	96,086
Brighthouse Financial, Inc. 3.70%, 6/22/2027 (a)	246,000	255,439
Brown & Brown, Inc. 2.38%, 3/15/2031	115,000	116,271
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	435,000	430,841

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.70%, 3/13/2023	$5,000	$5,257
3.35%, 5/15/2024	3,000	3,291
3.35%, 5/3/2026	110,000	124,713
CNA Financial Corp. 4.50%, 3/1/2026	76,000	89,283
Equitable Holdings, Inc. 5.00%, 4/20/2048	30,000	35,404
Fairfax Financial Holdings, Ltd. 4.63%, 4/29/2030 (b)	244,000	265,516
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	25,000	24,891
3.40%, 6/15/2030 (a)	50,000	53,888
First American Financial Corp. 4.00%, 5/15/2030	20,000	22,005
Globe Life, Inc.:
2.15%, 8/15/2030	25,000	25,065
4.55%, 9/15/2028	25,000	29,851
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	5,000	5,133
Hartford Financial Services Group, Inc.:
3.60%, 8/19/2049	15,000	16,798
4.30%, 4/15/2043	101,000	119,476
Kemper Corp. 2.40%, 9/30/2030	50,000	49,607
Lincoln National Corp.:
3.35%, 3/9/2025	16,000	17,493
3.80%, 3/1/2028	150,000	172,700
4.00%, 9/1/2023	17,000	18,568
4.20%, 3/15/2022	41,000	43,116
4.38%, 6/15/2050	15,000	17,368
Loews Corp.:
3.75%, 4/1/2026	105,000	119,568
6.00%, 2/1/2035	5,000	6,939
Manulife Financial Corp.:
2.48%, 5/19/2027	35,000	37,399
4.15%, 3/4/2026	148,000	173,773
Markel Corp.:
4.15%, 9/17/2050	25,000	29,884
5.00%, 5/20/2049	10,000	13,328
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030 (a)	20,000	20,978
2.75%, 1/30/2022	55,000	56,539
3.50%, 3/10/2025	165,000	182,347
3.75%, 3/14/2026	25,000	28,314
4.38%, 3/15/2029	75,000	91,060
4.90%, 3/15/2049	15,000	20,908
MetLife, Inc.:
3.60%, 4/10/2024	95,000	105,004
4.05%, 3/1/2045	52,000	63,573
4.13%, 8/13/2042	125,000	152,276
5.70%, 6/15/2035	8,000	11,719
Series D, 4.37%, 9/15/2023	301,000	335,043
Principal Financial Group, Inc.:
2.13%, 6/15/2030	100,000	103,564
3.70%, 5/15/2029	25,000	29,143
Security Description	Principal Amount	Value
Progressive Corp.:
2.45%, 1/15/2027	$88,000	$95,134
4.35%, 4/25/2044	19,000	24,496
Prudential Financial, Inc.:
3.94%, 12/7/2049	185,000	208,334
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	174,000	183,622
5 year CMT + 3.04%, 3.70%, 10/1/2050 (a) (c)	170,000	173,007
Series MTN, 4.42%, 3/27/2048	45,000	54,287
Series MTN, 4.60%, 5/15/2044	218,000	271,196
Series MTN, 5.70%, 12/14/2036	65,000	92,980
Prudential PLC 3.13%, 4/14/2030	25,000	27,737
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	20,000	21,793
3.90%, 5/15/2029	15,000	17,097
Series MTN, 4.70%, 9/15/2023	100,000	110,610
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	15,000	16,937
Travelers Cos., Inc.:
2.55%, 4/27/2050	20,000	19,616
4.10%, 3/4/2049	108,000	135,213
4.60%, 8/1/2043	50,000	65,381
5.35%, 11/1/2040	105,000	147,391
Trinity Acquisition PLC 6.13%, 8/15/2043	19,000	27,969
Unum Group:
4.00%, 3/15/2024	3,000	3,246
4.00%, 6/15/2029 (a)	50,000	54,623
Voya Financial, Inc. 3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (c)	250,000	249,855
Willis North America, Inc. 2.95%, 9/15/2029	145,000	156,606
WR Berkley Corp. 4.00%, 5/12/2050	5,000	5,912
XLIT, Ltd. 5.50%, 3/31/2045	56,000	74,057
		8,560,897
INTERNET — 1.6%
Alibaba Group Holding, Ltd.:
3.40%, 12/6/2027	112,000	125,465
3.60%, 11/28/2024	327,000	358,559
4.50%, 11/28/2034	19,000	23,809
Alphabet, Inc.:
0.45%, 8/15/2025 (a)	45,000	44,822
1.10%, 8/15/2030	65,000	64,407
1.90%, 8/15/2040	25,000	23,987
2.05%, 8/15/2050	35,000	32,720
2.25%, 8/15/2060	25,000	23,629

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 2/25/2024	$38,000	$41,829
Amazon.com, Inc.:
0.40%, 6/3/2023	15,000	15,030
0.80%, 6/3/2025	35,000	35,370
1.50%, 6/3/2030	85,000	86,761
2.50%, 11/29/2022	79,000	82,364
2.50%, 6/3/2050	20,000	20,415
2.70%, 6/3/2060	10,000	10,331
3.15%, 8/22/2027	10,000	11,371
4.05%, 8/22/2047	716,000	926,676
4.95%, 12/5/2044	192,000	274,385
Baidu, Inc.:
2.88%, 7/6/2022	25,000	25,743
3.08%, 4/7/2025	200,000	211,972
4.13%, 6/30/2025	25,000	27,858
Booking Holdings, Inc.:
3.55%, 3/15/2028	213,000	237,627
4.10%, 4/13/2025	25,000	28,147
4.50%, 4/13/2027	15,000	17,598
4.63%, 4/13/2030	125,000	150,193
E*TRADE Financial Corp. 2.95%, 8/24/2022	76,000	79,181
eBay, Inc.:
2.60%, 7/15/2022	104,000	107,418
2.70%, 3/11/2030	20,000	21,227
2.75%, 1/30/2023	70,000	73,370
3.45%, 8/1/2024	23,000	25,174
4.00%, 7/15/2042	19,000	21,274
Expedia Group, Inc.:
3.60%, 12/15/2023 (b)	25,000	25,538
3.80%, 2/15/2028	138,000	138,538
4.50%, 8/15/2024	97,000	103,214
JD.com, Inc. 4.13%, 1/14/2050	125,000	136,631
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029 (a)	13,000	14,431
3.75%, 4/1/2024	43,000	47,494
Tencent Music Entertainment Group 1.38%, 9/3/2025 (a)	400,000	397,932
		4,092,490
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp.:
3.63%, 1/19/2022	76,000	78,081
3.88%, 1/15/2026	25,000	25,454
4.20%, 6/10/2024	125,000	129,929
FS KKR Capital Corp. 4.63%, 7/15/2024	150,000	151,636
Goldman Sachs BDC, Inc. 3.75%, 2/10/2025	75,000	78,406
Golub Capital BDC 3.38%, 4/15/2024	25,000	25,021
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	10,000	9,993
Security Description	Principal Amount	Value
Owl Rock Capital Corp.:
3.75%, 7/22/2025	$25,000	$24,924
4.00%, 3/30/2025	30,000	30,272
5.25%, 4/15/2024	84,000	87,317
		641,033
IRON/STEEL — 0.4%
Nucor Corp.:
5.20%, 8/1/2043	76,000	102,807
6.40%, 12/1/2037	37,000	53,827
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	50,000	49,962
6.85%, 11/15/2036	11,000	14,285
Steel Dynamics, Inc.:
2.80%, 12/15/2024	5,000	5,284
3.45%, 4/15/2030	192,000	211,371
Vale Overseas, Ltd.:
3.75%, 7/8/2030	125,000	128,542
6.25%, 8/10/2026	50,000	59,097
6.88%, 11/21/2036	51,000	66,357
6.88%, 11/10/2039	49,000	64,705
8.25%, 1/17/2034	115,000	162,556
		918,793
LODGING — 0.3%
Choice Hotels International, Inc.:
3.70%, 12/1/2029 (a)	25,000	26,466
3.70%, 1/15/2031	10,000	10,531
Hyatt Hotels Corp.:
4.38%, 9/15/2028	145,000	148,851
5.38%, 4/23/2025	15,000	16,219
5.75%, 4/23/2030	15,000	17,191
Las Vegas Sands Corp.:
2.90%, 6/25/2025	58,000	57,780
3.20%, 8/8/2024	60,000	60,623
3.50%, 8/18/2026	5,000	5,067
3.90%, 8/8/2029	100,000	99,725
Marriott International, Inc.:
3.75%, 3/15/2025	3,000	3,112
4.63%, 6/15/2030	50,000	53,692
Series EE, 5.75%, 5/1/2025	15,000	16,711
Series GG, 3.50%, 10/15/2032	40,000	39,634
Series R, 3.13%, 6/15/2026	109,000	108,427
Series X, 4.00%, 4/15/2028	8,000	8,199
		672,228
MACHINERY, CONSTRUCTION & MINING — 0.5%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	166,000	172,544
4.38%, 5/8/2042	143,000	183,912
Caterpillar Financial Services Corp.:
0.65%, 7/7/2023	150,000	150,669
2.40%, 8/9/2026	65,000	70,828

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 0.95%, 5/13/2022	$25,000	$25,245
Series MTN, 1.10%, 9/14/2027	25,000	25,077
Series MTN, 1.95%, 11/18/2022	25,000	25,825
Series MTN, 2.15%, 11/8/2024	125,000	132,776
Series MTN, 2.85%, 5/17/2024	25,000	26,976
Caterpillar, Inc.:
3.25%, 9/19/2049	220,000	245,934
3.40%, 5/15/2024 (a)	88,000	96,279
3.80%, 8/15/2042	55,000	67,176
Oshkosh Corp. 4.60%, 5/15/2028	35,000	40,217
		1,263,458
MACHINERY-DIVERSIFIED — 0.5%
CNH Industrial Capital LLC:
1.88%, 1/15/2026	100,000	99,900
1.95%, 7/2/2023	15,000	15,272
4.38%, 4/5/2022	25,000	26,199
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (a)	25,000	27,042
Deere & Co. 5.38%, 10/16/2029	5,000	6,535
Dover Corp.:
3.15%, 11/15/2025	35,000	38,571
5.38%, 3/1/2041	8,000	10,241
Flowserve Corp. 3.50%, 10/1/2030	35,000	34,770
IDEX Corp. 3.00%, 5/1/2030	10,000	11,005
John Deere Capital Corp.:
3.65%, 10/12/2023 (a)	50,000	54,877
Series MTN, 0.55%, 7/5/2022	50,000	50,207
Series MTN, 1.75%, 3/9/2027	15,000	15,668
Series MTN, 1.95%, 6/13/2022	20,000	20,546
Series MTN, 2.45%, 1/9/2030 (a)	20,000	21,766
Series MTN, 2.60%, 3/7/2024	240,000	256,505
Series MTN, 2.65%, 6/24/2024	122,000	131,376
Series MTN, 2.65%, 6/10/2026	25,000	27,513
Series MTN, 2.95%, 4/1/2022	10,000	10,392
Series MTN, 3.45%, 1/10/2024	15,000	16,392
Series MTN, 3.45%, 3/13/2025	25,000	28,073
Otis Worldwide Corp.:
2.06%, 4/5/2025 (a)	110,000	115,752
2.29%, 4/5/2027	78,000	82,915
Security Description	Principal Amount	Value
2.57%, 2/15/2030	$10,000	$10,747
3.11%, 2/15/2040	25,000	26,731
3.36%, 2/15/2050 (a)	15,000	16,475
Rockwell Automation, Inc.:
2.88%, 3/1/2025	16,000	17,431
4.20%, 3/1/2049 (a)	10,000	13,104
Westinghouse Air Brake Technologies Corp. 4.95%, 9/15/2028	125,000	145,572
Xylem, Inc.:
2.25%, 1/30/2031	45,000	47,574
3.25%, 11/1/2026	3,000	3,339
4.88%, 10/1/2021	43,000	44,878
		1,427,368
MEDIA — 3.6%
CBS Corp.:
2.90%, 1/15/2027 (a)	13,000	14,017
4.00%, 1/15/2026	195,000	219,636
4.20%, 6/1/2029	15,000	17,328
4.20%, 5/19/2032 (a)	25,000	28,535
4.95%, 5/19/2050 (a)	125,000	145,729
7.88%, 7/30/2030	120,000	172,687
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.80%, 4/1/2031	10,000	10,378
3.70%, 4/1/2051	20,000	19,654
4.80%, 3/1/2050	85,000	96,185
4.91%, 7/23/2025	250,000	288,645
5.05%, 3/30/2029	15,000	17,951
5.13%, 7/1/2049	150,000	175,169
5.38%, 5/1/2047	318,000	377,011
6.83%, 10/23/2055	255,000	355,248
Comcast Corp.:
1.50%, 2/15/2031	100,000	98,830
1.95%, 1/15/2031	35,000	35,956
2.45%, 8/15/2052	75,000	70,123
2.65%, 8/15/2062	50,000	47,503
2.80%, 1/15/2051	55,000	55,450
3.15%, 3/1/2026	240,000	267,602
3.20%, 7/15/2036	310,000	343,771
3.55%, 5/1/2028	12,000	13,910
3.70%, 4/15/2024	96,000	105,965
3.75%, 4/1/2040	240,000	282,269
4.15%, 10/15/2028	145,000	174,618
4.20%, 8/15/2034	125,000	155,629
4.25%, 1/15/2033	350,000	435,557
4.65%, 7/15/2042	11,000	14,355
4.70%, 10/15/2048	105,000	139,611
4.75%, 3/1/2044	470,000	620,348
Discovery Communications LLC:
3.63%, 5/15/2030	130,000	144,126
4.00%, 9/15/2055 (b)	293,000	298,535
4.65%, 5/15/2050	50,000	57,082

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 3/11/2026	$13,000	$15,199
Fox Corp.:
3.05%, 4/7/2025	15,000	16,381
4.03%, 1/25/2024	125,000	137,574
5.48%, 1/25/2039	60,000	80,113
5.58%, 1/25/2049	115,000	159,051
Grupo Televisa SAB:
5.00%, 5/13/2045	19,000	21,472
8.50%, 3/11/2032	3,000	4,426
NBCUniversal Media LLC 4.45%, 1/15/2043	366,000	461,921
Thomson Reuters Corp. 5.85%, 4/15/2040	38,000	50,553
Time Warner Cable LLC:
4.50%, 9/15/2042	218,000	236,220
6.55%, 5/1/2037	161,000	214,012
6.75%, 6/15/2039	139,000	190,266
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	200,000	221,898
Series GMTN, 4.13%, 6/1/2044	11,000	13,230
Viacom, Inc.:
4.95%, 1/15/2031 (a)	225,000	269,984
5.85%, 9/1/2043	101,000	126,285
Walt Disney Co.:
1.75%, 1/13/2026	35,000	36,403
2.00%, 9/1/2029	467,000	482,037
2.65%, 1/13/2031 (a)	60,000	64,766
3.00%, 9/15/2022	225,000	236,300
3.50%, 5/13/2040	500,000	564,580
3.60%, 1/13/2051	25,000	28,277
3.80%, 5/13/2060 (a)	30,000	34,657
4.75%, 11/15/2046	150,000	193,248
Series E, 4.13%, 12/1/2041	71,000	85,781
		9,244,047
METAL FABRICATE & HARDWARE — 0.0% (f)
Timken Co. 4.50%, 12/15/2028	20,000	21,977
MINING — 0.6%
Barrick Gold Corp. 5.25%, 4/1/2042	125,000	171,415
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	44,000	63,457
BHP Billiton Finance USA, Ltd.:
3.25%, 11/21/2021	50,000	51,631
5.00%, 9/30/2043	172,000	241,387
Kinross Gold Corp. 4.50%, 7/15/2027 (a)	5,000	5,694
Newmont Corp.:
3.70%, 3/15/2023	7,000	7,411
5.88%, 4/1/2035	5,000	7,119
6.25%, 10/1/2039	3,000	4,488
Security Description	Principal Amount	Value
Newmont Mining Corp. 4.88%, 3/15/2042	$111,000	$151,322
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	53,000	67,926
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	288,000	325,780
Southern Copper Corp.:
5.88%, 4/23/2045	10,000	13,567
6.75%, 4/16/2040 (a)	19,000	27,316
7.50%, 7/27/2035	104,000	152,038
Teck Resources, Ltd.:
3.90%, 7/15/2030 (b)	10,000	10,474
6.13%, 10/1/2035	180,000	216,167
		1,517,192
MISCELLANEOUS MANUFACTURER — 1.1%
3M Co.:
1.75%, 2/14/2023	25,000	25,802
2.00%, 2/14/2025	125,000	132,454
3.05%, 4/15/2030 (a)	65,000	74,296
3.25%, 8/26/2049	15,000	16,804
Series MTN, 3.25%, 2/14/2024	28,000	30,468
Series MTN, 3.38%, 3/1/2029	25,000	28,789
Series MTN, 3.63%, 9/14/2028	19,000	22,191
Series MTN, 3.88%, 6/15/2044	8,000	9,661
Series MTN, 4.00%, 9/14/2048	69,000	86,778
Series MTN, 5.70%, 3/15/2037	134,000	194,070
Carlisle Cos., Inc. 3.75%, 11/15/2022	30,000	31,434
Eaton Corp. 2.75%, 11/2/2022	177,000	185,510
General Electric Co.:
3.45%, 5/1/2027	120,000	126,846
3.63%, 5/1/2030	25,000	25,900
4.25%, 5/1/2040	30,000	30,461
4.35%, 5/1/2050	185,000	188,626
Series GMTN, 6.15%, 8/7/2037	263,000	313,520
Series GMTN, 6.88%, 1/10/2039	520,000	664,716
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	19,000	20,831
3.90%, 9/1/2042	19,000	23,600
4.88%, 9/15/2041	30,000	41,290
Ingersoll-Rand Luxembourg Finance SA 4.65%, 11/1/2044	50,000	62,833
Parker-Hannifin Corp.:
4.00%, 6/14/2049 (a)	26,000	31,247
4.10%, 3/1/2047	37,000	44,664

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.30%, 11/21/2024	$98,000	$107,694
Series MTN, 4.20%, 11/21/2034	68,000	83,255
Series MTN, 6.25%, 5/15/2038	40,000	56,688
Textron, Inc.:
2.45%, 3/15/2031	65,000	65,024
3.00%, 6/1/2030	25,000	26,307
3.90%, 9/17/2029	25,000	28,018
4.30%, 3/1/2024	15,000	16,352
Trane Technologies Global Holding Co. Ltd. 4.25%, 6/15/2023	107,000	117,556
Trane Technologies Luxembourg Finance SA 4.50%, 3/21/2049	15,000	18,849
		2,932,534
OFFICE FURNISHINGS — 0.1%
Steelcase, Inc. 5.13%, 1/18/2029	189,000	211,308
OIL & GAS — 3.8%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	65,000	64,402
2.52%, 9/19/2022	51,000	52,843
2.77%, 11/10/2050	100,000	91,956
2.94%, 4/6/2023	15,000	15,856
3.00%, 2/24/2050	15,000	14,370
3.02%, 1/16/2027	150,000	164,503
3.19%, 4/6/2025	50,000	54,964
3.22%, 4/14/2024	246,000	265,131
3.25%, 5/6/2022	343,000	357,927
3.41%, 2/11/2026	15,000	16,743
3.63%, 4/6/2030	50,000	57,335
3.79%, 2/6/2024	37,000	40,565
3.94%, 9/21/2028	75,000	87,275
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	25,000	25,486
2.95%, 7/15/2030	50,000	50,395
3.85%, 6/1/2027	200,000	216,020
3.90%, 2/1/2025	16,000	17,354
6.25%, 3/15/2038	50,000	59,458
6.50%, 2/15/2037	11,000	13,403
Chevron Corp.:
1.55%, 5/11/2025	15,000	15,543
2.24%, 5/11/2030 (a)	315,000	334,322
2.41%, 3/3/2022	75,000	76,939
2.95%, 5/16/2026	70,000	77,902
2.98%, 5/11/2040	5,000	5,399
3.19%, 6/24/2023 (a)	151,000	161,496
Chevron USA, Inc.:
0.43%, 8/11/2023	30,000	30,028
0.69%, 8/12/2025	65,000	64,797
1.02%, 8/12/2027	20,000	19,976
Security Description	Principal Amount	Value
2.34%, 8/12/2050 (a)	$65,000	$61,250
Cimarex Energy Co.:
3.90%, 5/15/2027	25,000	25,188
4.38%, 6/1/2024	50,000	53,668
4.38%, 3/15/2029 (a)	15,000	15,521
Concho Resources, Inc.:
3.75%, 10/1/2027	143,000	154,759
4.88%, 10/1/2047	55,000	60,949
ConocoPhillips:
5.90%, 10/15/2032	80,000	109,995
6.50%, 2/1/2039	112,000	164,987
ConocoPhillips Co. 4.95%, 3/15/2026	213,000	254,428
Devon Energy Corp.:
4.75%, 5/15/2042	48,000	44,583
5.00%, 6/15/2045	91,000	86,559
5.85%, 12/15/2025 (a)	15,000	16,793
Diamondback Energy, Inc.:
2.88%, 12/1/2024	19,000	19,234
3.25%, 12/1/2026	60,000	60,197
3.50%, 12/1/2029	25,000	24,108
EOG Resources, Inc.:
4.38%, 4/15/2030	115,000	135,525
4.95%, 4/15/2050	120,000	146,939
Exxon Mobil Corp.:
1.57%, 4/15/2023	25,000	25,712
1.90%, 8/16/2022	10,000	10,296
2.02%, 8/16/2024 (a)	125,000	131,431
2.44%, 8/16/2029 (a)	25,000	26,880
2.61%, 10/15/2030	25,000	27,020
2.71%, 3/6/2025	15,000	16,206
2.73%, 3/1/2023	300,000	315,480
2.99%, 3/19/2025	400,000	438,224
3.00%, 8/16/2039	75,000	79,308
3.10%, 8/16/2049	25,000	25,818
3.45%, 4/15/2051	15,000	16,436
3.48%, 3/19/2030	50,000	57,555
3.57%, 3/6/2045 (a)	165,000	179,853
4.11%, 3/1/2046	100,000	118,711
4.23%, 3/19/2040	20,000	24,404
4.33%, 3/19/2050	100,000	125,110
Hess Corp.:
4.30%, 4/1/2027	38,000	39,671
5.60%, 2/15/2041	61,000	66,339
7.13%, 3/15/2033	78,000	93,895
7.88%, 10/1/2029	15,000	18,759
HollyFrontier Corp. 5.88%, 4/1/2026	50,000	54,796
Husky Energy, Inc. 4.40%, 4/15/2029	25,000	26,247
Marathon Oil Corp.:
2.80%, 11/1/2022	89,000	91,186
3.85%, 6/1/2025	173,000	177,610
Marathon Petroleum Corp.:
4.70%, 5/1/2025	25,000	28,214

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 9/15/2044	$25,000	$26,052
6.50%, 3/1/2041	268,000	325,028
Noble Energy, Inc.:
3.25%, 10/15/2029 (a)	50,000	55,508
3.85%, 1/15/2028	50,000	56,724
4.20%, 10/15/2049	50,000	59,318
6.00%, 3/1/2041	15,000	21,064
Phillips 66:
3.85%, 4/9/2025	25,000	27,741
4.30%, 4/1/2022	100,000	105,482
4.65%, 11/15/2034	100,000	119,515
4.88%, 11/15/2044	122,000	144,918
Pioneer Natural Resources Co. 4.45%, 1/15/2026	25,000	28,923
Shell International Finance B.V.:
0.38%, 9/15/2023	100,000	99,725
2.00%, 11/7/2024	125,000	131,392
2.38%, 8/21/2022 (a)	329,000	341,384
2.38%, 11/7/2029	50,000	52,841
2.75%, 4/6/2030	40,000	43,753
2.88%, 5/10/2026	100,000	110,641
3.13%, 11/7/2049	25,000	25,840
3.25%, 5/11/2025	18,000	19,924
3.25%, 4/6/2050	50,000	53,179
4.00%, 5/10/2046	588,000	686,731
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	27,285
4.00%, 11/15/2047	140,000	143,095
7.15%, 2/1/2032	50,000	65,604
Total Capital International SA:
2.43%, 1/10/2025	175,000	186,445
2.88%, 2/17/2022	13,000	13,448
2.99%, 6/29/2041	100,000	104,147
3.13%, 5/29/2050	50,000	51,672
3.39%, 6/29/2060	100,000	105,425
3.46%, 2/19/2029 (a)	100,000	114,873
Total Capital SA:
3.88%, 10/11/2028	39,000	46,096
4.25%, 12/15/2021	50,000	52,289
Valero Energy Corp.:
2.15%, 9/15/2027	50,000	49,868
2.70%, 4/15/2023	122,000	126,487
2.85%, 4/15/2025	15,000	15,736
4.00%, 4/1/2029 (a)	35,000	38,399
4.35%, 6/1/2028	53,000	59,498
4.90%, 3/15/2045 (a)	16,000	17,733
6.63%, 6/15/2037	25,000	31,337
		9,887,352
OIL & GAS SERVICES — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
3.14%, 11/7/2029	15,000	15,628
4.08%, 12/15/2047	127,000	127,309
4.49%, 5/1/2030	170,000	194,449
Security Description	Principal Amount	Value
Halliburton Co.:
2.92%, 3/1/2030 (a)	$25,000	$24,614
3.80%, 11/15/2025	4,000	4,346
4.50%, 11/15/2041	5,000	4,882
5.00%, 11/15/2045	100,000	102,095
6.70%, 9/15/2038	199,000	240,870
National Oilwell Varco, Inc. 3.95%, 12/1/2042	55,000	49,394
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025 (a)	5,000	5,066
Schlumberger Investment SA:
2.65%, 6/26/2030	50,000	50,465
3.65%, 12/1/2023	58,000	62,628
		881,746
PACKAGING & CONTAINERS — 0.2%
Bemis Co., Inc. 2.63%, 6/19/2030 (a)	25,000	26,588
Packaging Corp. of America:
3.40%, 12/15/2027	188,000	210,062
4.05%, 12/15/2049	5,000	6,036
4.50%, 11/1/2023	86,000	94,797
Sonoco Products Co. 3.13%, 5/1/2030	25,000	27,198
WestRock MWV LLC 8.20%, 1/15/2030	33,000	46,389
WestRock RKT LLC 4.90%, 3/1/2022	16,000	16,967
WRKCo, Inc.:
3.00%, 6/15/2033	100,000	108,846
3.90%, 6/1/2028	25,000	28,580
		565,463
PHARMACEUTICALS — 6.5%
AbbVie, Inc.:
2.30%, 11/21/2022 (b)	225,000	232,929
2.60%, 11/21/2024 (b)	125,000	132,496
2.90%, 11/6/2022	174,000	182,449
2.95%, 11/21/2026 (b)	200,000	217,808
3.20%, 11/21/2029 (b)	70,000	77,088
3.25%, 10/1/2022 (b)	73,000	76,297
3.38%, 11/14/2021	260,000	268,351
4.05%, 11/21/2039 (b)	95,000	109,030
4.25%, 11/14/2028	210,000	249,335
4.25%, 11/21/2049 (b)	275,000	325,273
4.40%, 11/6/2042	498,000	590,469
4.55%, 3/15/2035 (b)	200,000	244,054
4.85%, 6/15/2044 (b)	38,000	46,925
4.88%, 11/14/2048	100,000	126,612
AmerisourceBergen Corp. 3.25%, 3/1/2025	222,000	243,716
AstraZeneca PLC:
1.38%, 8/6/2030	200,000	195,876
2.38%, 6/12/2022	25,000	25,773
3.13%, 6/12/2027	175,000	194,838

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 8/17/2023	$15,000	$16,224
4.00%, 9/18/2042	3,000	3,679
4.38%, 11/16/2045	125,000	162,833
Becton Dickinson & Co.:
3.70%, 6/6/2027	181,000	205,165
3.73%, 12/15/2024	112,000	123,717
3.79%, 5/20/2050	20,000	22,335
4.69%, 12/15/2044	151,000	185,263
Bristol-Myers Squibb Co.:
2.60%, 5/16/2022	315,000	326,806
2.90%, 7/26/2024	165,000	178,870
3.25%, 11/1/2023	19,000	20,627
3.40%, 7/26/2029	175,000	203,387
3.55%, 8/15/2022	50,000	52,951
3.63%, 5/15/2024	182,000	200,462
3.88%, 8/15/2025	56,000	63,911
4.13%, 6/15/2039	55,000	69,626
4.25%, 10/26/2049	194,000	255,579
4.63%, 5/15/2044	38,000	50,812
Cardinal Health, Inc. 4.50%, 11/15/2044	308,000	339,641
Cigna Corp.:
2.40%, 3/15/2030	15,000	15,555
3.00%, 7/15/2023	200,000	211,906
3.05%, 10/15/2027	300,000	331,434
3.40%, 3/15/2050	10,000	10,463
3.75%, 7/15/2023	68,000	73,577
3.88%, 10/15/2047	75,000	83,627
4.38%, 10/15/2028	210,000	249,665
4.90%, 12/15/2048	5,000	6,500
6.13%, 11/15/2041	185,000	269,086
CVS Health Corp.:
1.75%, 8/21/2030	100,000	97,959
2.63%, 8/15/2024	115,000	122,566
2.75%, 12/1/2022	229,000	238,833
3.38%, 8/12/2024	111,000	120,787
3.70%, 3/9/2023	251,000	268,941
3.75%, 4/1/2030 (a)	25,000	28,575
4.13%, 4/1/2040	10,000	11,482
4.25%, 4/1/2050	115,000	135,048
4.30%, 3/25/2028	304,000	355,543
4.75%, 12/1/2022	150,000	161,813
4.78%, 3/25/2038	400,000	485,680
5.05%, 3/25/2048	205,000	261,332
Eli Lilly & Co.:
2.25%, 5/15/2050	75,000	70,967
2.50%, 9/15/2060	50,000	47,489
3.38%, 3/15/2029	10,000	11,597
3.95%, 3/15/2049	190,000	238,334
GlaxoSmithKline Capital PLC:
2.88%, 6/1/2022	50,000	51,893
3.38%, 6/1/2029	40,000	46,159
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	138,000	156,188
3.88%, 5/15/2028	332,000	394,798
Security Description	Principal Amount	Value
5.38%, 4/15/2034	$5,000	$7,120
Johnson & Johnson:
0.55%, 9/1/2025 (a)	115,000	115,000
1.30%, 9/1/2030	35,000	35,274
2.10%, 9/1/2040	35,000	34,983
2.25%, 9/1/2050	25,000	24,720
2.45%, 9/1/2060	15,000	14,894
2.90%, 1/15/2028	125,000	140,611
2.95%, 3/3/2027 (a)	100,000	112,333
3.70%, 3/1/2046	285,000	356,210
3.75%, 3/3/2047	45,000	56,905
5.85%, 7/15/2038 (a)	331,000	515,238
McKesson Corp.:
3.80%, 3/15/2024	26,000	28,458
4.75%, 5/30/2029	122,000	148,297
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	13,000	17,305
5.90%, 11/1/2039	150,000	217,825
Merck & Co., Inc.:
1.45%, 6/24/2030	25,000	25,381
2.75%, 2/10/2025	113,000	122,749
2.80%, 5/18/2023	84,000	89,536
2.90%, 3/7/2024	10,000	10,787
3.40%, 3/7/2029	50,000	58,283
3.60%, 9/15/2042	80,000	97,282
3.70%, 2/10/2045	218,000	263,045
4.00%, 3/7/2049	15,000	19,020
Mylan, Inc. 4.55%, 4/15/2028	310,000	361,550
Novartis Capital Corp.:
1.75%, 2/14/2025	25,000	26,184
2.20%, 8/14/2030	125,000	134,253
2.40%, 9/21/2022 (a)	403,000	419,910
2.75%, 8/14/2050 (a)	15,000	16,155
3.40%, 5/6/2024	219,000	241,445
Perrigo Finance Unlimited Co.:
4.38%, 3/15/2026	50,000	55,924
4.90%, 12/15/2044	25,000	26,589
Pfizer, Inc.:
0.80%, 5/28/2025	230,000	231,474
1.70%, 5/28/2030	25,000	25,843
2.95%, 3/15/2024	115,000	124,132
3.00%, 6/15/2023 (a)	230,000	245,668
3.45%, 3/15/2029	25,000	29,242
3.60%, 9/15/2028	25,000	29,568
3.90%, 3/15/2039	35,000	42,683
4.00%, 3/15/2049	434,000	550,494
4.10%, 9/15/2038	100,000	124,245
7.20%, 3/15/2039	13,000	21,576
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	200,000	202,390
4.40%, 11/26/2023	40,000	44,435
Upjohn, Inc.:
1.65%, 6/22/2025 (a) (b)	50,000	51,136
2.70%, 6/22/2030 (b)	50,000	51,895

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 6/22/2050 (b)	$189,000	$201,183
Wyeth LLC 5.95%, 4/1/2037	141,000	208,064
Zoetis, Inc.:
2.00%, 5/15/2030	50,000	51,675
3.25%, 2/1/2023	99,000	104,480
4.70%, 2/1/2043	178,000	233,874
		16,946,327
PIPELINES — 3.5%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	38,000	38,939
3.40%, 2/15/2031	10,000	9,796
4.45%, 7/15/2027	38,000	40,902
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029 (b)	10,000	10,382
5.13%, 6/30/2027	275,000	306,911
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025 (a)	54,000	62,320
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	5,000	6,806
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	166,000	163,364
4.40%, 3/15/2027	71,000	68,402
5.00%, 5/15/2044	19,000	16,012
Enbridge Energy Partners L.P.:
5.88%, 10/15/2025	80,000	95,527
7.38%, 10/15/2045	40,000	58,441
Enbridge, Inc.:
3.50%, 6/10/2024	27,000	29,140
4.00%, 10/1/2023	32,000	34,660
4.25%, 12/1/2026	50,000	57,316
Energy Transfer Operating L.P.:
2.90%, 5/15/2025	220,000	221,025
3.75%, 5/15/2030	20,000	19,400
4.75%, 1/15/2026	123,000	131,044
4.90%, 2/1/2024	15,000	16,074
5.00%, 5/15/2050	100,000	92,357
5.20%, 2/1/2022	222,000	229,901
5.25%, 4/15/2029	171,000	183,970
5.88%, 1/15/2024	50,000	55,135
6.05%, 6/1/2041	25,000	25,017
6.63%, 10/15/2036	77,000	82,775
Series 20Y, 5.80%, 6/15/2038	167,000	165,567
Enterprise Products Operating LLC:
2.80%, 1/31/2030 (a)	35,000	37,215
3.20%, 2/15/2052	50,000	46,040
3.35%, 3/15/2023	61,000	64,603
3.70%, 1/31/2051	125,000	124,011
3.90%, 2/15/2024	165,000	179,659
3.95%, 2/15/2027	100,000	114,417
3.95%, 1/31/2060	168,000	166,962
4.25%, 2/15/2048	30,000	31,707
4.85%, 3/15/2044	88,000	99,914
Security Description	Principal Amount	Value
5.10%, 2/15/2045	$127,000	$147,597
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	100,000	87,000
Series H, 6.65%, 10/15/2034	5,000	6,640
Kinder Morgan Energy Partners L.P.:
3.95%, 9/1/2022	189,000	199,117
4.30%, 5/1/2024	16,000	17,631
6.38%, 3/1/2041	104,000	128,320
6.50%, 9/1/2039	74,000	93,016
Kinder Morgan, Inc.:
2.00%, 2/15/2031	140,000	134,582
4.30%, 3/1/2028	65,000	74,287
5.05%, 2/15/2046	120,000	135,478
5.20%, 3/1/2048	100,000	116,746
5.55%, 6/1/2045	209,000	248,374
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030	25,000	26,892
3.95%, 3/1/2050	81,000	83,589
4.20%, 3/15/2045	19,000	19,072
4.20%, 10/3/2047	100,000	105,356
MPLX L.P.:
2.65%, 8/15/2030	145,000	141,575
4.13%, 3/1/2027	287,000	315,310
4.80%, 2/15/2029	15,000	17,114
5.50%, 2/15/2049	225,000	253,125
Northwest Pipeline LLC 4.00%, 4/1/2027	54,000	59,284
ONEOK Partners L.P.:
3.38%, 10/1/2022	185,000	192,258
6.13%, 2/1/2041	25,000	26,549
6.20%, 9/15/2043	25,000	26,690
6.85%, 10/15/2037	40,000	45,364
ONEOK, Inc.:
3.10%, 3/15/2030	25,000	24,014
3.40%, 9/1/2029	50,000	49,253
4.00%, 7/13/2027	200,000	207,896
4.35%, 3/15/2029	15,000	15,643
4.50%, 3/15/2050	25,000	22,344
5.20%, 7/15/2048	50,000	48,288
5.85%, 1/15/2026	15,000	17,286
Phillips 66 Partners L.P.:
3.15%, 12/15/2029	25,000	24,876
3.61%, 2/15/2025 (a)	3,000	3,187
3.75%, 3/1/2028	186,000	194,091
Plains All American Pipeline L.P./PAA Finance Corp.:
3.55%, 12/15/2029	150,000	144,523
4.65%, 10/15/2025	50,000	53,771
4.70%, 6/15/2044	61,000	54,250
4.90%, 2/15/2045	25,000	22,807
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	75,000	81,328
5.00%, 3/15/2027	150,000	169,120

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 6/30/2026	$175,000	$206,962
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	5,000	7,091
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	106,000	116,345
4.75%, 3/15/2024	36,000	40,150
Sunoco Logistics Partners Operations L.P.:
4.65%, 2/15/2022	18,000	18,654
4.95%, 1/15/2043	11,000	9,691
5.35%, 5/15/2045	101,000	93,882
5.40%, 10/1/2047	25,000	23,548
TC PipeLines L.P. 3.90%, 5/25/2027	74,000	79,351
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	10,000	13,418
TransCanada PipeLines, Ltd.:
4.10%, 4/15/2030	100,000	115,512
4.88%, 1/15/2026	280,000	328,994
5.00%, 10/16/2043	13,000	15,592
6.10%, 6/1/2040	150,000	198,576
6.20%, 10/15/2037	5,000	6,733
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030 (b)	25,000	26,961
3.95%, 5/15/2050 (b)	50,000	52,611
4.00%, 3/15/2028	90,000	100,984
5.40%, 8/15/2041	100,000	116,515
Valero Energy Partners L.P. 4.38%, 12/15/2026	107,000	120,364
Williams Cos., Inc.:
3.50%, 11/15/2030 (a)	25,000	27,203
3.60%, 3/15/2022	111,000	114,818
3.70%, 1/15/2023	5,000	5,283
4.00%, 9/15/2025	3,000	3,335
4.90%, 1/15/2045	100,000	107,790
5.75%, 6/24/2044	174,000	206,124
		9,075,841
REAL ESTATE — 0.1%
CBRE Services, Inc. 4.88%, 3/1/2026	122,000	143,210
REAL ESTATE INVESTMENT TRUSTS — 3.5%
Agree L.P. 2.90%, 10/1/2030	25,000	25,778
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	20,000	19,693
2.75%, 12/15/2029	25,000	27,210
3.45%, 4/30/2025	75,000	83,482
4.00%, 1/15/2024	96,000	106,202
4.00%, 2/1/2050	25,000	29,876
4.50%, 7/30/2029	150,000	180,882
Security Description	Principal Amount	Value
American Campus Communities Operating Partnership L.P. 3.30%, 7/15/2026	$57,000	$60,925
American Tower Corp.:
2.90%, 1/15/2030 (a)	10,000	10,808
3.00%, 6/15/2023	50,000	52,952
3.38%, 5/15/2024	410,000	444,124
3.80%, 8/15/2029	115,000	131,708
4.00%, 6/1/2025	150,000	168,729
AvalonBay Communities, Inc.:
Series MTN, 2.30%, 3/1/2030	140,000	148,968
Series MTN, 3.30%, 6/1/2029	165,000	187,668
Boston Properties L.P.:
2.90%, 3/15/2030	73,000	76,251
3.40%, 6/21/2029	50,000	54,427
3.80%, 2/1/2024	119,000	128,629
3.85%, 2/1/2023	173,000	184,165
4.50%, 12/1/2028	10,000	11,828
Brandywine Operating Partnership L.P. 4.10%, 10/1/2024	25,000	26,294
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	15,000	15,453
3.85%, 2/1/2025	101,000	108,312
4.05%, 7/1/2030	15,000	16,072
4.13%, 6/15/2026	38,000	41,407
Camden Property Trust:
2.80%, 5/15/2030	5,000	5,439
3.15%, 7/1/2029	110,000	122,494
3.35%, 11/1/2049	15,000	16,434
4.10%, 10/15/2028	5,000	5,893
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	185,000	198,942
Corporate Office Properties L.P.:
2.25%, 3/15/2026 (a)	10,000	10,129
5.00%, 7/1/2025	25,000	27,945
Crown Castle International Corp.:
3.25%, 1/15/2051	15,000	14,982
3.65%, 9/1/2027	180,000	201,670
3.80%, 2/15/2028	224,000	253,581
4.00%, 11/15/2049	10,000	11,348
CubeSmart L.P.:
2.00%, 2/15/2031	15,000	14,868
3.13%, 9/1/2026	75,000	80,990
CyrusOne L.P./CyrusOne Finance Corp.:
2.15%, 11/1/2030	15,000	14,709
2.90%, 11/15/2024	15,000	15,941
3.45%, 11/15/2029	15,000	16,277
Digital Realty Trust L.P. 4.45%, 7/15/2028	50,000	59,594
Duke Realty L.P.:
3.05%, 3/1/2050	5,000	5,330
3.38%, 12/15/2027	15,000	16,848

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/15/2028	$125,000	$146,611
EPR Properties 3.75%, 8/15/2029	257,000	224,101
Equinix, Inc.:
1.00%, 9/15/2025 (e)	100,000	99,408
2.15%, 7/15/2030	15,000	15,211
2.90%, 11/18/2026	50,000	53,932
3.00%, 7/15/2050	10,000	9,950
3.20%, 11/18/2029	10,000	11,019
5.38%, 5/15/2027	143,000	155,640
ERP Operating L.P.:
2.50%, 2/15/2030	25,000	26,632
3.00%, 7/1/2029	25,000	27,622
3.50%, 3/1/2028	25,000	28,307
4.50%, 7/1/2044	16,000	20,536
Essex Portfolio L.P.:
2.65%, 3/15/2032	65,000	68,600
2.65%, 9/1/2050 (a)	20,000	18,670
3.00%, 1/15/2030	25,000	26,944
3.50%, 4/1/2025	25,000	27,469
4.00%, 3/1/2029	15,000	17,340
Federal Realty Investment Trust:
3.20%, 6/15/2029	25,000	26,521
3.50%, 6/1/2030	75,000	80,980
3.95%, 1/15/2024	125,000	135,732
GLP Capital L.P./GLP Financing II, Inc.:
5.25%, 6/1/2025	255,000	277,172
5.38%, 11/1/2023	5,000	5,326
5.38%, 4/15/2026	60,000	66,514
5.75%, 6/1/2028	34,000	38,765
HCP, Inc.:
3.40%, 2/1/2025	105,000	114,876
4.20%, 3/1/2024	49,000	53,868
Healthcare Realty Trust, Inc. 2.40%, 3/15/2030 (a)	25,000	25,368
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031	55,000	54,181
3.50%, 8/1/2026	100,000	112,068
Healthpeak Properties, Inc. 3.00%, 1/15/2030	25,000	26,975
Highwoods Realty L.P.:
2.60%, 2/1/2031	55,000	54,682
4.20%, 4/15/2029	15,000	16,781
Host Hotels & Resorts L.P.:
Series D, 3.75%, 10/15/2023	15,000	15,505
Series H, 3.38%, 12/15/2029 (a)	125,000	117,549
Hudson Pacific Properties L.P. 3.25%, 1/15/2030	50,000	51,771
Kilroy Realty L.P.:
3.05%, 2/15/2030	25,000	26,121
3.45%, 12/15/2024	40,000	42,233
4.75%, 12/15/2028	15,000	17,469
Security Description	Principal Amount	Value
Kimco Realty Corp.:
2.70%, 10/1/2030 (a)	$50,000	$50,951
2.80%, 10/1/2026	121,000	128,767
Lexington Realty Trust 2.70%, 9/15/2030	15,000	15,285
Life Storage L.P.:
2.20%, 10/15/2030	25,000	25,059
3.88%, 12/15/2027	25,000	28,027
Mid-America Apartments L.P.:
1.70%, 2/15/2031	25,000	24,562
2.75%, 3/15/2030 (a)	25,000	26,938
3.95%, 3/15/2029	15,000	17,382
4.00%, 11/15/2025	22,000	24,772
National Retail Properties, Inc.:
2.50%, 4/15/2030	25,000	24,785
3.10%, 4/15/2050	25,000	22,145
3.90%, 6/15/2024	15,000	16,216
4.80%, 10/15/2048	55,000	64,173
Office Properties Income Trust 4.50%, 2/1/2025	67,000	67,838
Omega Healthcare Investors, Inc.:
3.63%, 10/1/2029	56,000	56,798
5.25%, 1/15/2026	51,000	55,681
Physicians Realty L.P. 4.30%, 3/15/2027	20,000	21,349
Piedmont Operating Partnership L.P.:
3.15%, 8/15/2030	65,000	63,774
3.40%, 6/1/2023	15,000	15,486
Prologis L.P.:
2.13%, 10/15/2050	40,000	36,060
3.00%, 4/15/2050	10,000	10,739
3.75%, 11/1/2025	62,000	70,703
4.38%, 2/1/2029 (a)	15,000	18,358
Public Storage:
2.37%, 9/15/2022	162,000	167,706
3.39%, 5/1/2029	10,000	11,524
Realty Income Corp.:
3.25%, 6/15/2029 (a)	100,000	109,767
3.25%, 1/15/2031	80,000	88,492
3.88%, 7/15/2024	16,000	17,665
Regency Centers L.P.:
2.95%, 9/15/2029	25,000	25,882
3.70%, 6/15/2030	15,000	16,457
4.65%, 3/15/2049	95,000	110,613
Retail Properties of America, Inc. 4.75%, 9/15/2030	46,000	45,955
Sabra Health Care L.P. 5.13%, 8/15/2026	104,000	112,626
Simon Property Group L.P.:
2.45%, 9/13/2029	25,000	24,824
2.65%, 7/15/2030	25,000	25,099
3.25%, 11/30/2026	10,000	10,879
3.25%, 9/13/2049	25,000	22,816
3.38%, 10/1/2024	243,000	262,644

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 6/15/2027	$72,000	$76,774
3.50%, 9/1/2025	15,000	16,445
3.80%, 7/15/2050	254,000	257,602
4.25%, 10/1/2044	3,000	3,231
SITE Centers Corp. 3.63%, 2/1/2025	67,000	68,627
Spirit Realty L.P.:
3.20%, 2/15/2031	25,000	24,364
4.00%, 7/15/2029	15,000	15,601
4.45%, 9/15/2026	49,000	52,849
STORE Capital Corp.:
4.50%, 3/15/2028	30,000	32,234
4.63%, 3/15/2029	15,000	16,085
UDR, Inc.:
Series MTN, 3.20%, 1/15/2030 (a)	50,000	55,371
Series MTN, 4.40%, 1/26/2029	25,000	29,580
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	26,123
3.10%, 1/15/2023	25,000	25,989
3.25%, 10/15/2026	263,000	279,798
4.75%, 11/15/2030	100,000	116,578
VEREIT Operating Partnership L.P. 3.95%, 8/15/2027	160,000	170,688
Welltower, Inc.:
4.13%, 3/15/2029	25,000	28,365
5.13%, 3/15/2043	3,000	3,283
Weyerhaeuser Co.:
4.00%, 11/15/2029	25,000	29,282
4.63%, 9/15/2023	16,000	17,754
7.38%, 3/15/2032	61,000	88,923
WP Carey, Inc.:
3.85%, 7/15/2029	25,000	27,040
4.60%, 4/1/2024	30,000	33,267
		9,208,356
RETAIL — 2.9%
Advance Auto Parts, Inc. 3.90%, 4/15/2030	25,000	28,130
AutoNation, Inc.:
3.50%, 11/15/2024	35,000	37,225
4.50%, 10/1/2025	124,000	137,866
AutoZone, Inc.:
1.65%, 1/15/2031	20,000	19,643
2.88%, 1/15/2023	11,000	11,456
3.13%, 7/15/2023	107,000	113,490
3.63%, 4/15/2025	25,000	27,917
4.00%, 4/15/2030	25,000	29,619
Best Buy Co., Inc.:
1.95%, 10/1/2030	10,000	9,951
4.45%, 10/1/2028	30,000	35,558
Costco Wholesale Corp.:
1.38%, 6/20/2027	150,000	153,402
1.60%, 4/20/2030	35,000	35,598
Security Description	Principal Amount	Value
1.75%, 4/20/2032	$15,000	$15,347
Darden Restaurants, Inc. 3.85%, 5/1/2027	150,000	158,530
Dollar General Corp. 3.25%, 4/15/2023	185,000	196,224
Dollar Tree, Inc. 4.00%, 5/15/2025	151,000	170,281
Home Depot, Inc.:
2.95%, 6/15/2029	120,000	135,716
3.00%, 4/1/2026	200,000	224,506
3.13%, 12/15/2049	160,000	178,240
3.30%, 4/15/2040	100,000	113,633
3.35%, 4/15/2050	25,000	28,858
3.75%, 2/15/2024	226,000	249,063
3.90%, 6/15/2047	25,000	30,655
4.40%, 3/15/2045	108,000	139,755
5.40%, 9/15/2040	188,000	267,746
5.95%, 4/1/2041	50,000	75,460
Kohl's Corp. 3.25%, 2/1/2023	50,000	49,857
Lowe's Cos., Inc.:
3.38%, 9/15/2025	41,000	45,724
4.00%, 4/15/2025	50,000	56,855
4.25%, 9/15/2044	195,000	231,687
4.38%, 9/15/2045	72,000	88,403
4.65%, 4/15/2042	40,000	50,474
5.13%, 4/15/2050	100,000	137,968
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	15,453
Series MTN, 3.80%, 4/1/2028	175,000	204,064
Series MTN, 4.20%, 4/1/2050	100,000	122,113
Series MTN, 4.88%, 12/9/2045	200,000	259,230
Series MTN, 6.30%, 3/1/2038	80,000	120,118
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	145,000	144,078
3.55%, 3/15/2026	28,000	31,615
3.60%, 9/1/2027	15,000	17,067
3.90%, 6/1/2029	25,000	29,096
Ross Stores, Inc.:
4.60%, 4/15/2025	20,000	22,999
4.80%, 4/15/2030 (a)	125,000	152,036
5.45%, 4/15/2050	138,000	180,875
Starbucks Corp.:
1.30%, 5/7/2022	15,000	15,198
2.00%, 3/12/2027	25,000	26,435
2.25%, 3/12/2030	25,000	25,961
2.55%, 11/15/2030	225,000	238,574
3.10%, 3/1/2023	175,000	185,288
3.35%, 3/12/2050	15,000	15,465
3.50%, 11/15/2050	25,000	26,581
3.55%, 8/15/2029 (a)	50,000	57,314
4.50%, 11/15/2048	55,000	66,849
Target Corp.:
2.25%, 4/15/2025	25,000	26,749
2.35%, 2/15/2030 (a)	10,000	10,860

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.65%, 9/15/2030	$10,000	$11,174
3.90%, 11/15/2047	150,000	198,085
4.00%, 7/1/2042	149,000	194,888
TJX Cos., Inc.:
2.25%, 9/15/2026	169,000	179,851
3.50%, 4/15/2025	50,000	55,765
3.88%, 4/15/2030	40,000	47,411
Walgreen Co. 4.40%, 9/15/2042	90,000	94,136
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (a)	215,000	225,567
3.80%, 11/18/2024	53,000	58,324
4.10%, 4/15/2050	25,000	24,980
4.80%, 11/18/2044	102,000	111,232
Walmart, Inc.:
2.38%, 9/24/2029	10,000	10,971
2.85%, 7/8/2024	65,000	70,621
3.05%, 7/8/2026	25,000	28,128
3.25%, 7/8/2029	19,000	22,151
3.55%, 6/26/2025	375,000	424,230
3.70%, 6/26/2028	150,000	177,217
4.05%, 6/29/2048	200,000	260,848
4.30%, 4/22/2044	100,000	130,940
		7,605,374
SEMICONDUCTORS — 2.1%
Analog Devices, Inc.:
2.50%, 12/5/2021	65,000	66,356
3.90%, 12/15/2025	48,000	54,899
Applied Materials, Inc.:
1.75%, 6/1/2030	105,000	108,179
2.75%, 6/1/2050	15,000	15,764
5.85%, 6/15/2041	105,000	157,339
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.50%, 1/15/2028	193,000	208,868
3.88%, 1/15/2027	350,000	387,674
Broadcom, Inc.:
2.25%, 11/15/2023	20,000	20,792
3.15%, 11/15/2025	40,000	43,164
3.46%, 9/15/2026	105,000	115,036
4.11%, 9/15/2028	266,000	297,188
4.15%, 11/15/2030	250,000	280,447
4.30%, 11/15/2032	30,000	34,303
4.75%, 4/15/2029	175,000	203,590
Intel Corp.:
2.35%, 5/11/2022	175,000	180,376
2.45%, 11/15/2029	487,000	529,690
3.10%, 2/15/2060	20,000	21,577
3.15%, 5/11/2027 (a)	25,000	28,168
3.25%, 11/15/2049	115,000	128,460
3.73%, 12/8/2047	200,000	237,974
4.80%, 10/1/2041	50,000	67,495
KLA Corp. 3.30%, 3/1/2050	125,000	131,436
Security Description	Principal Amount	Value
Lam Research Corp.:
1.90%, 6/15/2030	$25,000	$25,896
2.88%, 6/15/2050	20,000	20,738
3.13%, 6/15/2060	20,000	21,442
3.80%, 3/15/2025	222,000	250,269
Maxim Integrated Products, Inc. 3.38%, 3/15/2023	76,000	80,625
Micron Technology, Inc.:
2.50%, 4/24/2023	20,000	20,760
4.19%, 2/15/2027	15,000	17,044
4.64%, 2/6/2024	55,000	61,055
4.66%, 2/15/2030	145,000	170,811
NVIDIA Corp. 3.20%, 9/16/2026	176,000	198,572
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
3.40%, 5/1/2030 (b)	15,000	16,416
4.30%, 6/18/2029 (b)	250,000	288,672
QUALCOMM, Inc.:
2.15%, 5/20/2030	50,000	52,450
2.90%, 5/20/2024	150,000	161,474
3.25%, 5/20/2027	213,000	238,997
3.25%, 5/20/2050	20,000	22,246
Texas Instruments, Inc.:
1.38%, 3/12/2025	215,000	222,486
1.75%, 5/4/2030	65,000	66,994
2.25%, 9/4/2029	30,000	32,184
2.63%, 5/15/2024	18,000	19,323
3.88%, 3/15/2039	10,000	12,363
Xilinx, Inc.:
2.38%, 6/1/2030	25,000	26,321
2.95%, 6/1/2024	38,000	40,853
		5,386,766
SOFTWARE — 2.5%
Activision Blizzard, Inc. 2.50%, 9/15/2050	45,000	41,651
Adobe, Inc. 3.25%, 2/1/2025	286,000	317,123
Autodesk, Inc. 2.85%, 1/15/2030	115,000	126,667
Citrix Systems, Inc. 3.30%, 3/1/2030	125,000	133,302
Fidelity National Information Services, Inc.:
3.50%, 4/15/2023	104,000	110,731
Series 10Y, 4.25%, 5/15/2028	20,000	23,886
Fiserv, Inc.:
2.75%, 7/1/2024	125,000	133,651
3.50%, 7/1/2029	110,000	125,342
3.80%, 10/1/2023	165,000	179,880
4.20%, 10/1/2028	125,000	148,421
4.40%, 7/1/2049	93,000	115,694
Intuit, Inc.:
0.65%, 7/15/2023	15,000	15,066
0.95%, 7/15/2025	15,000	15,144

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
1.65%, 7/15/2030	$15,000	$15,278
Microsoft Corp.:
2.00%, 8/8/2023	112,000	116,918
2.40%, 8/8/2026	300,000	327,669
2.53%, 6/1/2050	429,000	446,803
2.65%, 11/3/2022	300,000	313,767
2.68%, 6/1/2060	226,000	238,322
3.45%, 8/8/2036 (a)	169,000	204,595
3.50%, 2/12/2035	250,000	308,070
3.95%, 8/8/2056	150,000	197,283
4.10%, 2/6/2037	51,000	65,930
Oracle Corp.:
2.40%, 9/15/2023	190,000	199,880
2.50%, 4/1/2025	50,000	53,572
2.63%, 2/15/2023	497,000	521,860
2.65%, 7/15/2026	62,000	67,717
2.95%, 5/15/2025	345,000	375,995
3.25%, 5/15/2030 (a)	60,000	68,453
3.40%, 7/8/2024	8,000	8,752
3.60%, 4/1/2040	50,000	57,066
3.60%, 4/1/2050	350,000	391,758
3.80%, 11/15/2037	130,000	152,195
3.85%, 4/1/2060	225,000	263,709
4.00%, 7/15/2046	100,000	118,026
4.13%, 5/15/2045	150,000	179,640
5.38%, 7/15/2040	50,000	69,902
salesforce.com, Inc. 3.25%, 4/11/2023	100,000	107,130
ServiceNow, Inc. 1.40%, 9/1/2030	45,000	43,907
VMware, Inc. 2.95%, 8/21/2022	100,000	104,063
		6,504,818
TELECOMMUNICATIONS — 5.0%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	216,460
3.13%, 7/16/2022	8,000	8,333
6.13%, 3/30/2040	223,000	321,521
6.38%, 3/1/2035	38,000	55,212
AT&T, Inc.:
1.65%, 2/1/2028	150,000	150,217
2.25%, 2/1/2032	285,000	285,083
2.30%, 6/1/2027	225,000	236,344
2.75%, 6/1/2031	100,000	105,275
2.95%, 7/15/2026	120,000	131,322
3.10%, 2/1/2043	100,000	96,823
3.30%, 2/1/2052	160,000	150,858
3.50%, 6/1/2041	50,000	52,334
3.50%, 2/1/2061	100,000	95,440
3.55%, 9/15/2055 (b)	234,000	227,946
3.65%, 6/1/2051	100,000	101,102
3.65%, 9/15/2059 (b)	253,000	250,662
3.80%, 3/1/2024	15,000	16,435
3.85%, 6/1/2060	125,000	127,362
Security Description	Principal Amount	Value
3.88%, 1/15/2026	$350,000	$396,676
4.35%, 3/1/2029	260,000	305,841
4.75%, 5/15/2046	500,000	582,570
4.80%, 6/15/2044	385,000	458,816
5.25%, 3/1/2037	249,000	310,914
Bell Canada, Inc. 4.30%, 7/29/2049	110,000	134,599
Cisco Systems, Inc.:
2.95%, 2/28/2026	111,000	124,046
3.63%, 3/4/2024	26,000	28,803
5.90%, 2/15/2039	307,000	464,205
Corning, Inc.:
3.90%, 11/15/2049	100,000	114,611
4.38%, 11/15/2057	50,000	60,323
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	75,000	116,513
9.25%, 6/1/2032	100,000	169,236
Juniper Networks, Inc.:
3.75%, 8/15/2029 (a)	25,000	28,714
4.50%, 3/15/2024	10,000	11,170
Motorola Solutions, Inc. 4.00%, 9/1/2024	226,000	250,530
Orange SA 5.50%, 2/6/2044	102,000	146,807
Rogers Communications, Inc.:
4.30%, 2/15/2048	52,000	63,051
4.35%, 5/1/2049	174,000	211,975
5.00%, 3/15/2044	111,000	144,217
Telefonica Emisiones SA:
4.10%, 3/8/2027	200,000	227,358
4.57%, 4/27/2023	151,000	165,437
7.05%, 6/20/2036	260,000	373,836
TELUS Corp.:
2.80%, 2/16/2027	115,000	123,710
4.30%, 6/15/2049	115,000	139,089
T-Mobile USA, Inc.:
1.50%, 2/15/2026 (b)	50,000	50,222
2.05%, 2/15/2028 (b)	10,000	10,246
2.55%, 2/15/2031 (b)	10,000	10,361
3.00%, 2/15/2041 (b) (e)	220,000	218,711
3.30%, 2/15/2051 (b) (e)	25,000	24,869
3.50%, 4/15/2025 (b)	50,000	54,840
3.75%, 4/15/2027 (b)	50,000	56,072
3.88%, 4/15/2030 (b)	325,000	368,989
4.38%, 4/15/2040 (b)	115,000	134,720
4.50%, 4/15/2050 (b)	215,000	256,946
Verizon Communications, Inc.:
1.50%, 9/18/2030	530,000	528,892
2.63%, 8/15/2026	270,000	295,042
3.50%, 11/1/2024	132,000	145,783
3.88%, 2/8/2029 (a)	75,000	88,784
4.02%, 12/3/2029	33,000	39,553
4.13%, 3/16/2027	455,000	537,724
4.33%, 9/21/2028	173,000	210,022

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 11/1/2041	$57,000	$75,674
4.86%, 8/21/2046	460,000	628,567
5.01%, 4/15/2049	200,000	286,686
5.15%, 9/15/2023	24,000	27,190
6.55%, 9/15/2043	76,000	124,613
Vodafone Group PLC:
2.50%, 9/26/2022	417,000	432,542
4.25%, 9/17/2050 (a)	111,000	128,686
4.38%, 5/30/2028 (a)	150,000	177,822
4.38%, 2/19/2043	138,000	160,086
4.88%, 6/19/2049	50,000	61,893
5.00%, 5/30/2038	50,000	62,286
5.13%, 6/19/2059	25,000	31,740
		13,011,337
TEXTILES — 0.0% (f)
Mohawk Industries, Inc. 3.63%, 5/15/2030	70,000	76,603
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	122,000	127,026
3.55%, 11/19/2026	15,000	15,941
6.35%, 3/15/2040	44,000	51,951
		194,918
TRANSPORTATION — 2.2%
Burlington Northern Santa Fe LLC:
3.25%, 6/15/2027	50,000	56,736
3.40%, 9/1/2024	58,000	63,814
3.65%, 9/1/2025	100,000	113,528
3.90%, 8/1/2046	54,000	65,734
4.15%, 12/15/2048	49,000	61,928
4.45%, 3/15/2043	124,000	158,887
4.55%, 9/1/2044	280,000	366,948
4.70%, 9/1/2045	65,000	87,034
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	14,947
2.85%, 12/15/2021	11,000	11,263
3.65%, 2/3/2048	63,000	76,307
6.20%, 6/1/2036	130,000	195,971
6.90%, 7/15/2028	20,000	27,311
Canadian Pacific Railway Co.:
4.45%, 3/15/2023	11,000	11,865
5.75%, 3/15/2033	8,000	10,269
6.13%, 9/15/2115	165,000	252,580
CSX Corp.:
3.25%, 6/1/2027	375,000	423,176
3.35%, 11/1/2025	108,000	121,406
3.35%, 9/15/2049	15,000	16,641
3.80%, 11/1/2046	25,000	29,079
3.80%, 4/15/2050	50,000	59,519
4.50%, 3/15/2049	85,000	109,756
4.50%, 8/1/2054	25,000	32,810
Security Description	Principal Amount	Value
FedEx Corp.:
2.63%, 8/1/2022	$16,000	$16,598
3.10%, 8/5/2029	25,000	27,772
3.40%, 1/14/2022	110,000	114,063
3.88%, 8/1/2042	25,000	27,503
3.90%, 2/1/2035	49,000	56,920
4.10%, 4/15/2043	35,000	39,584
4.20%, 10/17/2028 (a)	125,000	148,215
4.55%, 4/1/2046	125,000	151,027
4.95%, 10/17/2048	25,000	31,981
5.25%, 5/15/2050	150,000	202,174
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	165,000	190,725
Kansas City Southern:
3.00%, 5/15/2023	50,000	51,147
3.50%, 5/1/2050	50,000	52,202
Norfolk Southern Corp.:
2.55%, 11/1/2029	15,000	16,369
3.05%, 5/15/2050	25,000	26,494
3.15%, 6/1/2027	58,000	64,638
3.16%, 5/15/2055	60,000	63,685
3.25%, 12/1/2021	2,000	2,053
3.40%, 11/1/2049	25,000	27,912
3.65%, 8/1/2025	280,000	316,669
3.80%, 8/1/2028	25,000	29,414
3.94%, 11/1/2047	5,000	5,987
4.15%, 2/28/2048	10,000	12,343
4.80%, 8/15/2043	3,000	3,759
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	170,000	178,872
Series MTN, 2.90%, 12/1/2026	20,000	21,629
Series MTN, 3.65%, 3/18/2024	25,000	27,110
Union Pacific Corp.:
2.97%, 9/16/2062 (b)	105,000	103,039
3.70%, 3/1/2029	30,000	34,894
3.80%, 10/1/2051	200,000	236,622
3.88%, 2/1/2055	30,000	35,597
4.05%, 3/1/2046	15,000	18,235
4.16%, 7/15/2022	161,000	170,551
Series MTN, 3.55%, 8/15/2039	285,000	325,863
United Parcel Service, Inc.:
2.35%, 5/16/2022	202,000	208,183
2.80%, 11/15/2024 (a)	166,000	179,912
3.40%, 9/1/2049	15,000	17,214
4.25%, 3/15/2049	125,000	160,589
		5,765,053
TRUCKING & LEASING — 0.0% (f)
GATX Corp.:
4.00%, 6/30/2030 (a)	30,000	34,604
4.35%, 2/15/2024	25,000	27,414
		62,018

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
WATER — 0.2%
American Water Capital Corp.:
2.80%, 5/1/2030	$25,000	$27,402
3.40%, 3/1/2025	15,000	16,623
3.45%, 5/1/2050	25,000	28,206
3.75%, 9/1/2028	150,000	175,018
4.15%, 6/1/2049	125,000	155,695
4.30%, 12/1/2042	88,000	108,679
Aqua America, Inc. 4.28%, 5/1/2049	15,000	18,230
Essential Utilities, Inc. 2.70%, 4/15/2030	81,000	86,746
United Utilities PLC 6.88%, 8/15/2028	11,000	14,215
		630,814
TOTAL CORPORATE BONDS & NOTES (Cost $245,808,089)		257,661,855
	Shares
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (g) (h)	1,021,517	1,021,721
State Street Navigator Securities Lending Portfolio II (i) (j)	7,728,335	7,728,335
TOTAL SHORT-TERM INVESTMENTS (Cost $8,750,130)		8,750,056
TOTAL INVESTMENTS — 102.5% (Cost $254,558,219)		266,411,911
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(6,404,860)
NET ASSETS — 100.0%		$260,007,051

(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.8% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2020. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$257,661,855	$—	$257,661,855
Short-Term Investments	8,750,056	—	—	8,750,056
TOTAL INVESTMENTS	$8,750,056	$257,661,855	$—	$266,411,911
See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	476,090	$476,280	$8,943,234	$8,397,554	$(165)	$(74)	1,021,517	$1,021,721	$385
State Street Navigator Securities Lending Portfolio II	5,850,283	5,850,283	8,132,180	6,254,128	—	—	7,728,335	7,728,335	4,159
Total		$6,326,563	$17,075,414	$14,651,682	$(165)	$(74)		$8,750,056	$4,544
See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
ADVERTISING — 0.5%
Lamar Media Corp.:
3.75%, 2/15/2028 (a)	$20,000	$19,958
4.88%, 1/15/2029 (a) (b)	65,000	67,728
5.75%, 2/1/2026	73,000	75,610
MDC Partners, Inc. 6.50%, 5/1/2024 (a)	125,000	114,965
National CineMedia LLC 5.88%, 4/15/2028 (a)	25,000	20,928
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.63%, 3/15/2030 (a)	18,000	17,356
5.00%, 8/15/2027 (a)	50,000	48,852
5.63%, 2/15/2024 (b)	75,000	76,356
6.25%, 6/15/2025 (a)	100,000	102,997
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	95,000	95,733
		640,483
AEROSPACE & DEFENSE — 2.3%
Bombardier, Inc.:
6.00%, 10/15/2022 (a)	20,000	18,588
6.13%, 1/15/2023 (a)	110,000	93,953
7.50%, 12/1/2024 (a)	125,000	96,022
7.50%, 3/15/2025 (a)	150,000	112,473
7.88%, 4/15/2027 (a)	225,000	166,675
8.75%, 12/1/2021 (a)	115,000	116,532
Howmet Aerospace, Inc.:
5.90%, 2/1/2027	50,000	53,875
6.75%, 1/15/2028	95,000	104,599
6.88%, 5/1/2025	140,000	154,594
Howmet Aerospace,Inc.:
5.13%, 10/1/2024 (b)	91,000	96,192
5.95%, 2/1/2037	46,000	49,305
Moog, Inc. 4.25%, 12/15/2027 (a)	25,000	25,563
Signature Aviation US Holdings, Inc.:
4.00%, 3/1/2028 (a)	79,000	73,336
5.38%, 5/1/2026 (a)	45,000	45,412
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	50,000	46,798
3.95%, 6/15/2023 (b)	75,000	66,570
4.60%, 6/15/2028	28,000	22,966
5.50%, 1/15/2025 (a) (c)	85,000	85,716
7.50%, 4/15/2025 (a)	80,000	81,091
SSL Robotics LLC 9.75%, 12/31/2023 (a)	131,000	144,287
TransDigm UK Holdings PLC 6.88%, 5/15/2026	100,000	100,498
TransDigm, Inc.:
5.50%, 11/15/2027	193,000	185,421
Security Description	Principal Amount	Value
6.25%, 3/15/2026 (a)	$280,000	$292,382
6.38%, 6/15/2026	75,000	75,336
6.50%, 7/15/2024 (b)	190,000	189,510
7.50%, 3/15/2027	88,000	91,400
8.00%, 12/15/2025 (a)	90,000	97,854
6.50%, 5/15/2025	91,000	90,737
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	107,000	91,247
7.75%, 8/15/2025	55,000	35,220
8.88%, 6/1/2024 (a)	38,000	40,464
		2,944,616
AGRICULTURE — 0.2%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc. 8.50%, 12/15/2022 (a)	43,000	44,354
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	40,000	42,093
Vector Group, Ltd.:
6.13%, 2/1/2025 (a)	90,000	90,039
10.50%, 11/1/2026 (a)	54,000	55,015
		231,501
AIRLINES — 0.6%
American Airlines Group, Inc. 5.00%, 6/1/2022 (a) (b)	130,000	88,456
American Airlines, Inc. 11.75%, 7/15/2025 (a)	150,000	144,794
Delta Air Lines, Inc.:
2.90%, 10/28/2024	75,000	66,817
3.63%, 3/15/2022	228,000	224,069
3.80%, 4/19/2023	50,000	48,378
7.38%, 1/15/2026	80,000	83,798
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	19,000	20,178
United Airlines Holdings, Inc.:
4.25%, 10/1/2022 (b)	55,000	50,851
5.00%, 2/1/2024 (b)	49,000	43,073
		770,414
APPAREL — 0.3%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	56,000	58,298
4.88%, 5/15/2026 (a) (b)	65,000	69,322
5.38%, 5/15/2025 (a)	30,000	31,660
Levi Strauss & Co. 5.00%, 5/1/2025 (b)	116,000	118,954
Under Armour, Inc. 3.25%, 6/15/2026 (b)	10,000	9,425
William Carter Co.:
5.50%, 5/15/2025 (a)	15,000	15,786
5.63%, 3/15/2027 (a)	27,000	28,468
Wolverine World Wide, Inc. 6.38%, 5/15/2025 (a)	100,000	105,654
		437,567

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 3.8%
Allison Transmission, Inc.:
5.00%, 10/1/2024 (a)	$50,000	$50,477
5.88%, 6/1/2029 (a)	48,000	51,905
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/2022 (a)	100,000	89,528
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	153,000	152,279
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023	125,000	131,320
Ford Holdings LLC 9.30%, 3/1/2030	110,000	131,319
Ford Motor Co.:
4.35%, 12/8/2026 (b)	125,000	123,488
4.75%, 1/15/2043	165,000	149,454
5.29%, 12/8/2046	100,000	93,620
6.38%, 2/1/2029	150,000	156,284
6.63%, 10/1/2028	100,000	108,026
7.40%, 11/1/2046	125,000	134,513
7.45%, 7/16/2031	389,000	448,501
8.50%, 4/21/2023	375,000	408,799
9.00%, 4/22/2025	350,000	401,089
9.63%, 4/22/2030 (b)	85,000	109,795
Ford Motor Credit Co. LLC:
3.22%, 1/9/2022	125,000	125,166
3.34%, 3/28/2022	50,000	49,750
3.35%, 11/1/2022	375,000	370,781
3.37%, 11/17/2023	100,000	98,468
4.06%, 11/1/2024	200,000	199,700
4.13%, 8/4/2025	50,000	49,537
4.14%, 2/15/2023	100,000	100,989
4.25%, 9/20/2022	200,000	201,682
4.54%, 8/1/2026	75,000	74,775
5.58%, 3/18/2024	250,000	260,193
5.60%, 1/7/2022	200,000	205,000
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a) (b)	50,000	48,587
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	27,000	28,765
Navistar International Corp.:
6.63%, 11/1/2025 (a)	100,000	102,065
9.50%, 5/1/2025 (a)	35,000	39,388
PM General Purchaser LLC 9.50%, 10/1/2028 (a) (c)	55,000	57,188
Tesla, Inc. 5.30%, 8/15/2025 (a)	125,000	129,801
Wabash National Corp. 5.50%, 10/1/2025 (a)	40,000	40,135
		4,922,367
AUTO PARTS & EQUIPMENT — 1.6%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	50,000	47,620
Security Description	Principal Amount	Value
Adient US LLC:
7.00%, 5/15/2026 (a)	$72,000	$77,144
9.00%, 4/15/2025 (a)	60,000	66,449
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	35,000	36,055
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (b)	50,000	49,469
6.25%, 3/15/2026	50,000	48,450
6.50%, 4/1/2027	25,000	24,180
6.88%, 7/1/2028 (b)	125,000	121,267
Clarios Global L.P. 6.75%, 5/15/2025 (a)	30,000	31,601
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	89,000	93,330
8.50%, 5/15/2027 (a)	144,000	148,994
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)	35,000	24,473
Dana Financing Luxembourg Sarl:
5.75%, 4/15/2025 (a)	70,000	71,805
6.50%, 6/1/2026 (a) (b)	145,000	151,239
Dana, Inc.:
5.38%, 11/15/2027	25,000	25,639
5.50%, 12/15/2024	44,000	44,830
5.63%, 6/15/2028	40,000	41,355
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	50,000	51,189
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	49,000	56,142
GC EOS Buyer, Inc. 9.25%, 8/1/2025 (a)	100,000	96,501
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	25,000	23,655
5.00%, 5/31/2026	25,000	24,257
5.13%, 11/15/2023 (b)	160,000	159,358
9.50%, 5/31/2025	40,000	43,501
IHO Verwaltungs GmbH PIK:
6.38%, 5/15/2029 (a)	50,000	53,414
6.00%, 5/15/2027 (a)	65,000	68,510
Meritor, Inc.:
6.25%, 2/15/2024	50,000	50,847
6.25%, 6/1/2025 (a)	50,000	52,271
Tenneco, Inc. 5.00%, 7/15/2026	50,000	35,614
Titan International, Inc. 6.50%, 11/30/2023	25,000	18,771
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	175,000	179,277
		2,017,207
BANKS — 1.8%
Barclays Bank PLC 3 Month USD LIBOR + 1.55%, 6.28%, 12/15/2034 (d)	63,000	73,757

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CIT Group, Inc.:
5.00%, 8/15/2022	$82,000	$84,637
5.25%, 3/7/2025	50,000	52,905
SOFR + 3.83%, 3.93%, 6/19/2024 (d)	195,000	196,587
Commerzbank AG 8.13%, 9/19/2023 (a)	175,000	199,803
Deutsche Bank AG:
4.50%, 4/1/2025	216,000	217,344
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (d)	8,000	7,645
SOFR + 5.44%, 5.88%, 7/8/2031 (d)	250,000	259,207
Freedom Mortgage Corp.:
8.13%, 11/15/2024 (a)	39,000	39,050
8.25%, 4/15/2025 (a)	90,000	91,915
10.75%, 4/1/2024 (a)	25,000	26,433
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	190,000	200,480
5.71%, 1/15/2026 (a)	315,000	343,898
Lloyds Banking Group PLC 3 Month USD LIBOR + 1.27%, 6.66%, 5/21/2037 (a) (d)	50,000	59,188
Popular, Inc. 6.13%, 9/14/2023	6,000	6,342
Standard Chartered PLC 3 Month USD LIBOR + 1.46%, 7.01%, 7/30/2037 (a) (b) (d)	160,000	194,947
Synovus Financial Corp. 5 year USD Swap + 3.38%, 5.90%, 2/7/2029 (d)	64,000	66,131
UniCredit SpA 5 Year USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (d)	200,000	232,206
		2,352,475
BIOTECHNOLOGY — 0.0% (e)
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	50,000	50,008
BUILDING MATERIALS — 1.1%
American Woodmark Corp. 4.88%, 3/15/2026 (a)	50,000	50,593
Boise Cascade Co. 4.88%, 7/1/2030 (a)	50,000	53,785
Builders FirstSource, Inc.:
5.00%, 3/1/2030 (a)	17,000	17,591
6.75%, 6/1/2027 (a)	98,000	104,955
Cornerstone Building Brands, Inc.:
6.13%, 1/15/2029 (a) (b)	40,000	40,600
8.00%, 4/15/2026 (a)	55,000	57,754
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 7/15/2025 (a)	15,000	15,848
Security Description	Principal Amount	Value
Griffon Corp. 5.75%, 3/1/2028	$34,000	$35,540
Jeld-Wen, Inc.:
4.63%, 12/15/2025 (a)	26,000	26,161
4.88%, 12/15/2027 (a) (b)	25,000	25,568
Louisiana-Pacific Corp. 4.88%, 9/15/2024 (b)	139,000	142,964
Masonite International Corp.:
5.38%, 2/1/2028 (a)	38,000	40,532
5.75%, 9/15/2026 (a)	70,000	72,856
Norbord, Inc.:
5.75%, 7/15/2027 (a)	83,000	87,645
6.25%, 4/15/2023 (a)	29,000	31,110
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026 (a)	20,000	21,311
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	47,000	46,415
4.38%, 7/15/2030 (a)	110,000	112,823
4.75%, 1/15/2028 (a)	63,000	65,446
5.00%, 2/15/2027 (a)	160,000	166,499
Summit Materials LLC/Summit Materials Finance Corp.:
5.13%, 6/1/2025 (a)	50,000	50,738
5.25%, 1/15/2029 (a)	65,000	67,651
US Concrete, Inc. 5.13%, 3/1/2029 (a)	50,000	50,180
		1,384,565
CHEMICALS — 2.5%
Alpha 3 B.V./Alpha US Bidco, Inc. 6.25%, 2/1/2025 (a)	25,000	25,285
Ashland LLC:
4.75%, 8/15/2022	3,000	3,158
6.88%, 5/15/2043	48,000	61,455
Avient Corp.:
5.25%, 3/15/2023	23,000	24,482
5.75%, 5/15/2025 (a)	40,000	42,366
Blue Cube Spinco LLC:
9.75%, 10/15/2023	50,000	51,271
10.00%, 10/15/2025	56,000	59,188
CF Industries, Inc.:
4.95%, 6/1/2043	55,000	64,002
5.15%, 3/15/2034	56,000	66,070
5.38%, 3/15/2044	60,000	72,235
Chemours Co.:
5.38%, 5/15/2027	45,000	44,681
6.63%, 5/15/2023	155,000	157,024
7.00%, 5/15/2025 (b)	120,000	121,987
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	52,000	48,788
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	150,000	138,750
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	54,000	53,030

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	$94,000	$95,885
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	65,000	69,835
Ingevity Corp. 4.50%, 2/1/2026 (a)	25,000	25,304
Innophos Holdings, Inc. 9.38%, 2/15/2028 (a)	50,000	53,375
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7.00%, 4/15/2025 (a) (b)	67,000	68,378
Methanex Corp.:
4.25%, 12/1/2024 (b)	50,000	49,857
5.13%, 10/15/2027	31,000	31,026
5.25%, 3/1/2022 (b)	115,000	122,124
5.25%, 12/15/2029	51,000	50,464
5.65%, 12/1/2044	25,000	22,523
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	50,000	51,414
Nouryon Holding B.V. 8.00%, 10/1/2026 (a) (b)	100,000	106,151
NOVA Chemicals Corp.:
4.88%, 6/1/2024 (a)	130,000	129,243
5.00%, 5/1/2025 (a)	75,000	73,570
5.25%, 8/1/2023 (a)	65,000	64,127
5.25%, 6/1/2027 (a)	10,000	9,395
Nufarm Australia, Ltd./Nufarm Americas, Inc. 5.75%, 4/30/2026 (a) (b)	50,000	50,844
OCI NV 5.25%, 11/1/2024 (a)	50,000	51,538
Olin Corp.:
5.00%, 2/1/2030	50,000	47,220
5.63%, 8/1/2029	62,000	60,908
9.50%, 6/1/2025 (a)	130,000	151,441
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	100,000	96,072
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a)	116,000	79,256
SPCM SA 4.88%, 9/15/2025 (a)	50,000	51,746
TPC Group, Inc. 10.50%, 8/1/2024 (a)	138,000	115,829
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	50,000	49,558
Tronox Finance PLC 5.75%, 10/1/2025 (a)	77,000	75,950
Tronox, Inc.:
6.50%, 5/1/2025 (a)	25,000	26,071
6.50%, 4/15/2026 (a)	50,000	50,077
Valvoline, Inc.:
4.25%, 2/15/2030 (a)	30,000	30,590
4.38%, 8/15/2025	50,000	51,421
Security Description	Principal Amount	Value
Venator Finance Sarl/Venator Materials LLC 5.75%, 7/15/2025 (a)	$30,000	$25,932
WR Grace & Co-Conn:
4.88%, 6/15/2027 (a)	60,000	61,890
5.63%, 10/1/2024 (a)	29,000	30,814
		3,163,600
COAL — 0.2%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	55,000	39,033
Natural Resource Partners L.P./NRP Finance Corp. 9.13%, 6/30/2025 (a)	25,000	21,936
Peabody Energy Corp.:
6.00%, 3/31/2022 (a)	70,000	45,533
6.38%, 3/31/2025 (a)	50,000	22,687
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	100,000	90,036
Warrior Met Coal, Inc. 8.00%, 11/1/2024 (a)	65,000	66,117
		285,342
COMMERCIAL SERVICES — 3.7%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	14,000	9,993
ADT Security Corp.:
3.50%, 7/15/2022	75,000	76,436
4.13%, 6/15/2023	50,000	52,275
4.88%, 7/15/2032 (a) (b)	96,000	97,992
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	50,000	26,337
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	215,000	214,796
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	168,000	178,634
9.75%, 7/15/2027 (a)	79,000	85,920
AMN Healthcare, Inc.:
4.63%, 10/1/2027 (a)	32,000	32,801
5.13%, 10/1/2024 (a)	55,000	56,245
APTIM Corp. 7.75%, 6/15/2025 (a)	95,000	49,017
APX Group, Inc.:
6.75%, 2/15/2027 (a)	15,000	15,548
7.63%, 9/1/2023 (b)	25,000	25,301
7.88%, 12/1/2022	78,000	78,193
ASGN, Inc. 4.63%, 5/15/2028 (a)	35,000	35,179

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.25%, 3/15/2025 (a)	$50,000	$45,454
5.75%, 7/15/2027 (a) (b)	50,000	45,025
5.75%, 7/15/2027 (a)	50,000	44,975
10.50%, 5/15/2025 (a)	35,000	39,656
Brink's Co.:
4.63%, 10/15/2027 (a) (b)	35,000	34,950
5.50%, 7/15/2025 (a)	50,000	52,079
Cardtronics, Inc./Cardtronics USA, Inc. 5.50%, 5/1/2025 (a) (b)	55,000	55,120
Carriage Services, Inc. 6.63%, 6/1/2026 (a)	71,000	74,795
Cimpress PLC 7.00%, 6/15/2026 (a)	50,000	47,477
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	55,000	58,889
8.25%, 11/15/2026 (a)	110,000	120,464
Garda World Security Corp. 4.63%, 2/15/2027 (a)	130,000	128,697
Gartner, Inc.:
3.75%, 10/1/2030 (a)	39,000	39,578
4.50%, 7/1/2028 (a)	100,000	105,041
Graham Holdings Co. 5.75%, 6/1/2026 (a)	100,000	105,399
GW B-CR Security Corp. 9.50%, 11/1/2027 (a)	49,000	52,589
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	70,000	72,337
Jaguar Holding Co. II/PPD Development L.P.:
4.63%, 6/15/2025 (a)	10,000	10,295
5.00%, 6/15/2028 (a)	20,000	20,844
Korn Ferry 4.63%, 12/15/2027 (a)	25,000	25,373
Laureate Education, Inc. 8.25%, 5/1/2025 (a)	25,000	26,569
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	125,000	128,292
Nielsen Co. Luxembourg SARL:
5.00%, 2/1/2025 (a) (b)	75,000	76,030
5.50%, 10/1/2021 (a)	50,000	50,036
Nielsen Finance LLC/Nielsen Finance Co.:
5.00%, 4/15/2022 (a)	308,000	308,388
5.63%, 10/1/2028 (a)	65,000	67,015
5.88%, 10/1/2030 (a) (b)	40,000	41,670
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	53,000	51,074
5.25%, 4/15/2024 (a)	135,000	141,018
5.75%, 4/15/2026 (a)	142,000	151,807
6.25%, 1/15/2028 (a)	55,000	56,097
Security Description	Principal Amount	Value
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	$100,000	$97,460
7.38%, 9/1/2025 (a)	63,000	63,555
9.25%, 4/15/2025 (a)	15,000	16,504
Service Corp. International:
3.38%, 8/15/2030	46,000	46,063
4.63%, 12/15/2027	75,000	79,666
5.13%, 6/1/2029	75,000	83,158
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	50,000	51,149
Sotheby's 7.38%, 10/15/2027 (a) (b)	100,000	100,701
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	100,000	68,510
Tms International Holding Corp. 7.25%, 8/15/2025 (a)	30,000	28,009
United Rentals North America, Inc.:
3.88%, 11/15/2027	83,000	85,757
3.88%, 2/15/2031	67,000	67,988
4.00%, 7/15/2030	42,000	43,201
4.63%, 10/15/2025	50,000	51,153
4.88%, 1/15/2028	100,000	105,182
5.25%, 1/15/2030	42,000	45,860
5.50%, 5/15/2027	90,000	95,760
5.88%, 9/15/2026	90,000	94,838
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	80,000	87,002
WEX, Inc. 4.75%, 2/1/2023 (a)	73,000	73,114
		4,696,330
COMPUTERS — 1.1%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	100,000	105,656
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	35,000	35,882
Dell International LLC/EMC Corp. 7.13%, 6/15/2024 (a)	126,000	130,971
Dell, Inc.:
5.40%, 9/10/2040 (b)	16,000	16,761
6.50%, 4/15/2038	130,000	150,403
Diebold Nixdorf, Inc.:
8.50%, 4/15/2024 (b)	25,000	22,582
9.38%, 7/15/2025 (a)	100,000	105,675
EMC Corp. 3.38%, 6/1/2023	75,000	77,108
Everi Payments, Inc. 7.50%, 12/15/2025 (a)	4,000	3,918
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	60,000	18,301
Matthews International Corp. 5.25%, 12/1/2025 (a) (b)	25,000	23,748
NCR Corp.:
5.00%, 10/1/2028 (a)	42,000	42,012
5.25%, 10/1/2030 (a)	40,000	39,996

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 9/1/2027 (a)	$45,000	$47,015
6.13%, 9/1/2029 (a)	45,000	47,670
8.13%, 4/15/2025 (a) (b)	30,000	33,168
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	100,000	101,227
Science Applications International Corp. 4.88%, 4/1/2028 (a)	40,000	40,693
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	132,000	134,670
Vericast Corp. 8.38%, 8/15/2022 (a)	100,000	96,027
Western Digital Corp. 4.75%, 2/15/2026 (b)	170,000	183,756
		1,457,239
COSMETICS/PERSONAL CARE — 0.3%
Avon International Capital PLC 6.50%, 8/15/2022 (a)	101,000	101,305
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	125,000	126,676
Avon Products, Inc. 7.00%, 3/15/2023	37,000	39,389
Coty, Inc. 6.50%, 4/15/2026 (a) (b)	50,000	39,260
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	100,000	105,231
		411,861
DISTRIBUTION & WHOLESALE — 0.7%
American Builders & Contractors Supply Co., Inc.:
4.00%, 1/15/2028 (a)	43,000	43,603
5.88%, 5/15/2026 (a)	60,000	62,215
Core & Main L.P. 6.13%, 8/15/2025 (a)	85,000	86,147
G-III Apparel Group, Ltd. 7.88%, 8/15/2025 (a)	50,000	50,363
H&E Equipment Services, Inc. 5.63%, 9/1/2025	155,000	161,541
HD Supply, Inc. 5.38%, 10/15/2026 (a)	55,000	57,632
IAA, Inc. 5.50%, 6/15/2027 (a)	36,000	37,427
Performance Food Group, Inc.:
5.50%, 6/1/2024 (a)	50,000	50,229
5.50%, 10/15/2027 (a)	107,000	110,174
Resideo Funding, Inc. 6.13%, 11/1/2026 (a)	50,000	49,599
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	34,000	34,903
Wolverine Escrow LLC:
8.50%, 11/15/2024 (a)	125,000	102,836
9.00%, 11/15/2026 (a)	90,000	74,240
Security Description	Principal Amount	Value
13.13%, 11/15/2027 (a)	$50,000	$35,267
		956,176
DIVERSIFIED FINANCIAL SERVICES — 3.7%
AG Issuer LLC 6.25%, 3/1/2028 (a)	65,000	64,776
Ally Financial, Inc. 5.75%, 11/20/2025	79,000	88,795
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	35,000	34,805
6.63%, 3/15/2026	75,000	77,402
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a) (b)	100,000	83,758
Enova International, Inc. 8.50%, 9/1/2024 (a)	30,000	28,126
Fairstone Financial, Inc. 7.88%, 7/15/2024 (a)	100,000	103,420
Fly Leasing, Ltd. 6.38%, 10/15/2021 (b)	100,000	99,975
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	125,000	113,637
Genworth Mortgage Holdings, Inc. 6.50%, 8/15/2025 (a)	50,000	52,382
Global Aircraft Leasing Co., Ltd. PIK 6.50%, 9/15/2024 (a)	155,437	87,974
goeasy, Ltd. 5.38%, 12/1/2024 (a)	74,000	75,274
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024	119,000	120,319
5.25%, 5/15/2027	43,000	44,862
6.25%, 5/15/2026	132,000	137,902
6.38%, 12/15/2025	50,000	51,487
6.75%, 2/1/2024	60,000	61,660
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.25%, 8/15/2024 (a)	250,000	259,062
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
5.25%, 10/1/2025 (a)	50,000	46,329
5.88%, 8/1/2021 (a)	70,000	69,879
LPL Holdings, Inc.:
4.63%, 11/15/2027 (a)	30,000	30,509
5.75%, 9/15/2025 (a)	150,000	155,043
Nationstar Mortgage Holdings, Inc.:
5.50%, 8/15/2028 (a)	46,000	45,909
6.00%, 1/15/2027 (a)	35,000	35,696
Navient Corp.:
5.00%, 3/15/2027	120,000	112,634
5.50%, 1/25/2023	150,000	151,251
5.88%, 10/25/2024	50,000	49,758
6.50%, 6/15/2022	75,000	76,525

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.75%, 6/25/2025	$50,000	$50,655
6.75%, 6/15/2026	55,000	54,452
7.25%, 9/25/2023	25,000	25,783
Series MTN, 5.63%, 8/1/2033	29,000	24,418
Series MTN, 6.13%, 3/25/2024	85,000	85,583
Series MTN, 7.25%, 1/25/2022	60,000	61,580
NFP Corp. 6.88%, 8/15/2028 (a)	205,000	207,480
Ocwen Loan Servicing LLC 8.38%, 11/15/2022 (a)	8,000	7,312
OneMain Finance Corp.:
5.38%, 11/15/2029	63,000	65,574
5.63%, 3/15/2023	90,000	93,582
6.13%, 5/15/2022	66,000	68,418
6.13%, 3/15/2024	134,000	139,988
6.88%, 3/15/2025	140,000	155,456
7.13%, 3/15/2026	129,000	144,049
7.75%, 10/1/2021	50,000	52,370
8.25%, 10/1/2023	10,000	11,116
8.88%, 6/1/2025	35,000	38,692
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 12/15/2022 (a)	50,000	48,441
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (a)	50,000	50,968
PRA Group, Inc. 7.38%, 9/1/2025 (a)	100,000	104,254
Quicken Loans LLC 5.25%, 1/15/2028 (a)	180,000	189,610
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.:
3.63%, 3/1/2029 (a)	35,000	34,839
3.88%, 3/1/2031 (a)	85,000	84,370
Springleaf Finance Corp. 6.63%, 1/15/2028	75,000	83,175
StoneX Group,Inc. 8.63%, 6/15/2025 (a)	80,000	86,448
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a)	77,000	69,778
Vertical Holdco GMBH Co. 7.63%, 7/15/2028 (a)	200,000	211,368
Voyager Aviation Holdings LLC/Voyager Finance Co. 8.50%, 8/15/2021 (a)	48,000	23,904
Wand Merger Corp. 9.13%, 7/15/2026 (a)	75,000	80,573
		4,713,385
ELECTRIC — 2.4%
AES Corp.:
5.13%, 9/1/2027	50,000	53,239
5.50%, 4/15/2025 (b)	25,000	25,772
Security Description	Principal Amount	Value
6.00%, 5/15/2026	$29,000	$30,472
Calpine Corp.:
4.50%, 2/15/2028 (a)	94,000	96,344
4.63%, 2/1/2029 (a)	75,000	75,002
5.00%, 2/1/2031 (a)	75,000	76,430
5.13%, 3/15/2028 (a)	122,000	126,209
5.25%, 6/1/2026 (a)	130,000	134,966
Clearway Energy Operating LLC:
4.75%, 3/15/2028 (a)	59,000	61,128
5.00%, 9/15/2026 (b)	25,000	25,929
5.75%, 10/15/2025	50,000	52,616
DPL, Inc.:
4.13%, 7/1/2025 (a)	50,000	52,357
4.35%, 4/15/2029	19,000	20,542
Drax Finco PLC 6.63%, 11/1/2025 (a)	100,000	104,237
Electricite de France SA:
USD 10 year swap rate + 3.71%, 5.25%, 1/29/2023 (a) (d)	200,000	208,562
USD 10 year swap rate + 3.04%, 5.63%, 1/22/2024 (a) (d)	175,000	183,376
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.44%, 6.75%, 6/15/2076 (d)	81,000	90,185
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	80,000	83,274
4.25%, 9/15/2024 (a)	49,000	50,923
4.50%, 9/15/2027 (a)	48,000	51,651
NRG Energy, Inc.:
5.25%, 6/15/2029 (a)	25,000	27,287
5.75%, 1/15/2028	40,000	43,182
6.63%, 1/15/2027	150,000	158,663
7.25%, 5/15/2026	132,000	140,399
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	85,000	88,296
PG&E Corp.:
5.00%, 7/1/2028	35,000	33,939
5.25%, 7/1/2030	135,000	130,534
Pike Corp. 5.50%, 9/1/2028 (a)	25,000	25,091
Talen Energy Supply LLC:
6.50%, 6/1/2025	97,000	63,601
6.63%, 1/15/2028 (a)	45,000	43,565
7.25%, 5/15/2027 (a)	80,000	79,570
7.63%, 6/1/2028 (a)	65,000	64,438
10.50%, 1/15/2026 (a)	95,000	72,072
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	135,000	137,221
TransAlta Corp. 6.50%, 3/15/2040	100,000	103,177

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	$72,000	$75,375
5.50%, 9/1/2026 (a)	105,000	109,724
5.63%, 2/15/2027 (a)	110,000	116,102
		3,115,450
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	24,000	24,279
4.75%, 6/15/2028 (a)	40,000	41,374
6.38%, 7/15/2026 (a)	60,000	64,483
7.75%, 1/15/2027 (a)	40,000	43,697
EnerSys:
4.38%, 12/15/2027 (a)	20,000	20,558
5.00%, 4/30/2023 (a)	19,000	19,625
WESCO Distribution, Inc. 5.38%, 6/15/2024	154,000	157,842
Wesco Distribution, Inc. Co.:
7.13%, 6/15/2025 (a)	35,000	38,102
7.25%, 6/15/2028 (a)	160,000	175,256
		585,216
ELECTRONICS — 0.3%
Ingram Micro, Inc.:
5.00%, 8/10/2022	25,000	25,392
5.45%, 12/15/2024	35,000	37,445
Itron, Inc. 5.00%, 1/15/2026 (a)	32,000	32,640
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a)	155,000	163,724
5.63%, 11/1/2024 (a)	35,000	37,792
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	60,000	59,707
4.38%, 2/15/2030 (a)	44,000	45,901
TTM Technologies, Inc. 5.63%, 10/1/2025 (a)	33,000	33,674
		436,275
ENERGY-ALTERNATE SOURCES — 0.3%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	147,000	154,763
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	94,000	96,268
4.75%, 1/15/2030 (a)	39,000	41,258
5.00%, 1/31/2028 (a)	50,000	54,777
		347,066
ENGINEERING & CONSTRUCTION — 0.5%
AECOM:
5.13%, 3/15/2027	90,000	97,137
5.88%, 10/15/2024	73,000	79,271
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	80,000	75,572
Security Description	Principal Amount	Value
Fluor Corp. 3.50%, 12/15/2024	$150,000	$130,701
frontdoor, Inc. 6.75%, 8/15/2026 (a)	70,000	74,768
MasTec, Inc. 4.50%, 8/15/2028 (a)	40,000	40,405
PowerTeam Services LLC 9.03%, 12/4/2025 (a)	85,000	89,829
TopBuild Corp. 5.63%, 5/1/2026 (a)	25,000	25,914
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	54,000	49,456
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	35,000	35,437
		698,490
ENTERTAINMENT — 2.3%
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	15,000	14,580
AMC Entertainment Holdings, Inc.:
10.50%, 4/15/2025 (a) (b)	55,000	41,164
12.00%, 6/15/2026 (a)	57,000	15,328
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	75,000	78,737
Caesars Entertainment, Inc. 8.13%, 7/1/2027 (a)	75,000	79,400
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	30,000	30,909
Cedar Fair L.P. 5.25%, 7/15/2029	30,000	28,843
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp. 5.38%, 6/1/2024 (b)	50,000	47,902
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 5/1/2025 (a)	143,000	146,621
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	32,000	33,289
Cinemark USA, Inc.:
4.88%, 6/1/2023	150,000	128,239
5.13%, 12/15/2022	25,000	22,244
8.75%, 5/1/2025 (a)	35,000	37,015
Cirsa Finance International Sarl 7.88%, 12/20/2023 (a)	50,000	46,259
Colt Merger Sub, Inc. 6.25%, 7/1/2025 (a)	325,000	339,602
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	140,000	135,283

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	$50,000	$46,113
Enterprise Development Authority 12.00%, 7/15/2024 (a)	45,000	50,143
International Game Technology PLC:
5.25%, 1/15/2029 (a)	60,000	60,775
6.25%, 2/15/2022 (a)	86,000	87,877
6.50%, 2/15/2025 (a)	100,000	106,582
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	50,000	48,758
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	95,000	94,378
Live Nation Entertainment, Inc.:
4.75%, 10/15/2027 (a)	67,000	62,750
4.88%, 11/1/2024 (a)	50,000	48,434
5.63%, 3/15/2026 (a)	100,000	96,510
6.50%, 5/15/2027 (a)	110,000	118,661
Merlin Entertainments PLC 5.75%, 6/15/2026 (a)	85,000	80,960
Powdr Corp. 6.00%, 8/1/2025 (a)	25,000	25,559
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	100,000	100,522
7.00%, 5/15/2028 (a)	14,000	14,043
7.25%, 11/15/2029 (a)	14,000	14,208
8.25%, 3/15/2026 (a)	125,000	130,372
8.63%, 7/1/2025 (a)	35,000	36,525
SeaWorld Parks & Entertainment, Inc. 9.50%, 8/1/2025 (a)	30,000	31,169
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	115,000	108,168
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	15,000	15,970
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC 7.00%, 7/15/2026 (a)	85,000	90,100
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	35,000	37,137
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a)	33,000	32,113
5.50%, 4/15/2026 (a)	70,000	72,601
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a)	127,000	121,232
7.75%, 4/15/2025 (a)	5,000	5,293
		2,962,368
ENVIRONMENTAL CONTROL — 0.6%
Advanced Disposal Services, Inc. 5.63%, 11/15/2024 (a)	5,000	5,152
Security Description	Principal Amount	Value
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	$40,000	$41,870
5.13%, 7/15/2029 (a)	30,000	32,539
Covanta Holding Corp.:
5.00%, 9/1/2030	50,000	50,455
5.88%, 7/1/2025	56,000	57,860
6.00%, 1/1/2027	100,000	103,453
GFL Environmental, Inc.:
3.75%, 8/1/2025 (a)	64,000	64,343
4.25%, 6/1/2025 (a)	15,000	15,175
5.13%, 12/15/2026 (a)	36,000	37,163
7.00%, 6/1/2026 (a) (b)	66,000	69,553
8.50%, 5/1/2027 (a)	29,000	31,566
Harsco Corp. 5.75%, 7/31/2027 (a)	40,000	40,609
Stericycle, Inc. 5.38%, 7/15/2024 (a)	45,000	46,744
Tervita Corp. 7.63%, 12/1/2021 (a)	63,000	57,784
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	52,000	52,577
		706,843
FOOD — 3.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	26,000	25,815
3.50%, 2/15/2023 (a)	29,000	29,351
3.50%, 3/15/2029 (a)	54,000	52,386
4.63%, 1/15/2027 (a)	101,000	103,311
4.88%, 2/15/2030 (a)	26,000	27,188
5.75%, 3/15/2025	120,000	124,019
5.88%, 2/15/2028 (a)	25,000	26,694
7.50%, 3/15/2026 (a)	125,000	137,550
B&G Foods, Inc.:
5.25%, 4/1/2025 (b)	50,000	51,321
5.25%, 9/15/2027	32,000	33,300
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a)	50,000	51,833
Clearwater Seafoods, Inc. 6.88%, 5/1/2025 (a)	19,000	19,471
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	105,000	110,638
Dole Food Co., Inc. 7.25%, 6/15/2025 (a)	74,000	73,865
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	140,000	125,972
Ingles Markets, Inc. 5.75%, 6/15/2023	55,000	55,747
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	200,000	206,264
3.50%, 6/6/2022	25,000	26,254
3.88%, 5/15/2027 (a)	85,000	90,365
3.95%, 7/15/2025	112,000	121,820
4.25%, 3/1/2031 (a)	75,000	82,190

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 6/1/2046	$280,000	$287,300
4.63%, 1/30/2029	200,000	222,482
5.00%, 7/15/2035	125,000	143,719
5.00%, 6/4/2042	315,000	344,648
5.20%, 7/15/2045	215,000	237,029
5.50%, 6/1/2050 (a)	265,000	302,731
6.88%, 1/26/2039	100,000	134,918
7.13%, 8/1/2039 (a)	50,000	67,427
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	50,000	52,122
4.88%, 11/1/2026 (a)	65,000	67,794
4.88%, 5/15/2028 (a)	71,000	76,974
Pilgrim's Pride Corp.:
5.75%, 3/15/2025 (a)	100,000	102,037
5.88%, 9/30/2027 (a)	50,000	51,928
Post Holdings, Inc.:
4.63%, 4/15/2030 (a)	105,000	108,001
5.00%, 8/15/2026 (a)	230,000	235,828
5.50%, 12/15/2029 (a)	55,000	58,973
5.63%, 1/15/2028 (a)	75,000	79,204
5.75%, 3/1/2027 (a)	79,000	83,028
Safeway, Inc. 7.25%, 2/1/2031	35,000	39,244
Simmons Foods, Inc.:
5.75%, 11/1/2024 (a)	125,000	125,446
7.75%, 1/15/2024 (a)	7,000	7,328
TreeHouse Foods, Inc. 4.00%, 9/1/2028	15,000	15,166
US Foods, Inc.:
5.88%, 6/15/2024 (a)	100,000	100,746
6.25%, 4/15/2025 (a)	50,000	52,911
		4,572,338
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
4.75%, 6/1/2026	75,000	75,833
5.00%, 4/1/2025 (a) (b)	150,000	152,099
5.00%, 2/1/2028 (a) (b)	25,000	25,178
6.38%, 5/1/2025 (a)	145,000	150,826
		403,936
FOREST PRODUCTS & PAPER — 0.3%
Clearwater Paper Corp.:
4.75%, 8/15/2028 (a)	50,000	50,219
5.38%, 2/1/2025 (a) (b)	25,000	26,240
Mercer International, Inc.:
5.50%, 1/15/2026 (b)	46,000	43,780
6.50%, 2/1/2024	99,000	99,277
7.38%, 1/15/2025	100,000	101,262
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	75,000	79,348
Security Description	Principal Amount	Value
Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/2025	$15,000	$18,171
		418,297
GAS — 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	51,000	54,751
5.63%, 5/20/2024	65,000	68,905
5.75%, 5/20/2027	40,000	44,218
5.88%, 8/20/2026	60,000	66,127
		234,001
HAND & MACHINE TOOLS — 0.1%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.00%, 2/15/2023 (a) (b)	18,000	16,719
Colfax Corp.:
6.00%, 2/15/2024 (a)	15,000	15,587
6.38%, 2/15/2026 (a)	25,000	26,543
Werner FinCo L.P./Werner FinCo, Inc. 8.75%, 7/15/2025 (a) (b)	30,000	28,629
		87,478
HEALTH CARE PRODUCTS — 0.4%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	140,000	145,138
Avantor, Inc. 6.00%, 10/1/2024 (a)	60,000	62,720
Hologic, Inc.:
3.25%, 2/15/2029 (a)	70,000	70,750
4.38%, 10/15/2025 (a)	65,000	66,422
4.63%, 2/1/2028 (a)	25,000	26,355
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA:
7.25%, 2/1/2028 (a)	30,000	31,192
7.38%, 6/1/2025 (a)	75,000	76,484
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	40,000	41,347
4.88%, 6/1/2026	20,000	20,634
		541,042
HEALTH CARE SERVICES — 5.7%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a) (c)	75,000	76,170
5.50%, 7/1/2028 (a)	65,000	66,900
5.63%, 2/15/2023	50,000	50,316
6.50%, 3/1/2024	10,000	10,257
AHP Health Partners, Inc. 9.75%, 7/15/2026 (a) (b)	58,000	62,391
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a)	50,000	50,000

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Air Methods Corp. 8.00%, 5/15/2025 (a)	$124,000	$100,383
BCPE Cycle Merger Sub II, Inc. 10.63%, 7/15/2027 (a)	35,000	37,255
Catalent Pharma Solutions, Inc.:
4.88%, 1/15/2026 (a)	27,000	27,603
5.00%, 7/15/2027 (a)	35,000	36,590
Centene Corp.:
3.00%, 10/15/2030 (c)	110,000	112,342
3.38%, 2/15/2030	63,000	65,253
4.25%, 12/15/2027	92,000	96,251
4.63%, 12/15/2029	308,000	331,972
4.75%, 1/15/2025	175,000	179,856
5.25%, 4/1/2025 (a)	350,000	363,825
5.38%, 6/1/2026 (a)	150,000	157,536
5.38%, 8/15/2026 (a)	85,000	90,146
Charles River Laboratories International, Inc.:
4.25%, 5/1/2028 (a)	37,000	38,746
5.50%, 4/1/2026 (a)	55,000	57,991
CHS/Community Health Systems, Inc.:
6.25%, 3/31/2023	275,000	268,749
6.63%, 2/15/2025 (a)	52,000	50,301
6.88%, 2/1/2022	225,000	197,867
6.88%, 4/1/2028 (a)	118,000	55,362
8.00%, 3/15/2026 (a)	100,000	98,168
8.00%, 12/15/2027 (a)	101,000	98,677
8.63%, 1/15/2024 (a)	75,000	74,582
9.88%, 6/30/2023 (a) (f)	150,000	116,298
DaVita, Inc.:
3.75%, 2/15/2031 (a)	112,000	107,905
4.63%, 6/1/2030 (a)	175,000	179,060
Encompass Health Corp.:
4.50%, 2/1/2028	55,000	55,305
4.63%, 4/1/2031	15,000	15,000
4.75%, 2/1/2030	56,000	56,833
5.13%, 3/15/2023	24,000	24,100
5.75%, 9/15/2025	26,000	26,809
Global Medical Response, Inc. 6.50%, 10/1/2025 (a) (c)	50,000	49,735
HCA, Inc.:
3.50%, 9/1/2030	350,000	356,408
5.38%, 2/1/2025	100,000	109,487
5.38%, 9/1/2026	60,000	66,274
5.63%, 9/1/2028	125,000	143,079
5.88%, 5/1/2023	116,000	126,220
5.88%, 2/15/2026	90,000	100,788
5.88%, 2/1/2029	65,000	76,120
7.69%, 6/15/2025	46,000	54,213
IQVIA, Inc. 5.00%, 10/15/2026 (a)	100,000	104,584
LifePoint Health, Inc.:
4.38%, 2/15/2027 (a)	25,000	25,015
6.75%, 4/15/2025 (a)	15,000	15,800
Security Description	Principal Amount	Value
Magellan Health, Inc. 4.90%, 9/22/2024	$95,000	$98,169
MEDNAX, Inc.:
5.25%, 12/1/2023 (a)	110,000	111,295
6.25%, 1/15/2027 (a)	105,000	108,973
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	150,000	152,884
One Call Corp. 10.00%, 10/1/2024 (a)	3,000	2,601
Polaris Intermediate Corp. PIK 8.50%, 12/1/2022 (a)	130,000	132,323
Radiology Partners, Inc. 9.25%, 2/1/2028 (a) (b)	20,000	20,800
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	150,000	159,657
Select Medical Corp. 6.25%, 8/15/2026 (a)	101,000	105,053
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (a) (b)	115,000	122,403
Tenet Healthcare Corp.:
4.63%, 7/15/2024	125,000	125,389
4.63%, 9/1/2024 (a)	50,000	50,306
4.63%, 6/15/2028 (a)	35,000	35,317
4.88%, 1/1/2026 (a)	161,000	163,033
5.13%, 5/1/2025	225,000	227,034
5.13%, 11/1/2027 (a)	100,000	102,735
6.13%, 10/1/2028 (a)	150,000	146,249
6.25%, 2/1/2027 (a)	200,000	206,240
6.75%, 6/15/2023	200,000	210,436
7.00%, 8/1/2025 (b)	50,000	51,453
8.13%, 4/1/2022	230,000	255,702
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	50,000	51,045
		7,303,619
HOLDING COMPANIES-DIVERSIFIED — 0.0% (e)
Stena International SA 6.13%, 2/1/2025 (a)	49,000	47,298
HOME BUILDERS — 2.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
6.63%, 1/15/2028 (a)	10,000	10,086
6.75%, 8/1/2025 (a)	25,000	25,580
9.88%, 4/1/2027 (a)	65,000	71,673
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	24,000	24,318
6.75%, 3/15/2025	100,000	103,233
7.25%, 10/15/2029	25,000	26,882
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
4.88%, 2/15/2030 (a)	20,000	18,712
6.25%, 9/15/2027 (a)	81,000	81,750

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 5/15/2025 (a)	$31,000	$31,255
Century Communities, Inc.:
5.88%, 7/15/2025	50,000	51,965
6.75%, 6/1/2027	39,000	41,666
Forestar Group, Inc.:
5.00%, 3/1/2028 (a)	25,000	25,195
8.00%, 4/15/2024 (a)	85,000	90,071
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	25,000	26,406
KB Home:
4.80%, 11/15/2029	25,000	27,546
7.00%, 12/15/2021	37,000	38,810
7.50%, 9/15/2022	25,000	27,443
7.63%, 5/15/2023	125,000	137,765
Lennar Corp.:
4.13%, 1/15/2022	40,000	40,843
4.50%, 4/30/2024	50,000	53,707
4.75%, 11/15/2022	45,000	47,065
4.75%, 5/30/2025 (b)	25,000	27,338
4.88%, 12/15/2023	10,000	10,772
5.25%, 6/1/2026	67,000	75,354
5.88%, 11/15/2024	50,000	55,798
6.25%, 12/15/2021	50,000	51,545
LGI Homes, Inc. 6.88%, 7/15/2026 (a)	25,000	26,157
M/I Homes, Inc.:
4.95%, 2/1/2028	35,000	35,902
5.63%, 8/1/2025	70,000	72,448
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	45,000	45,476
5.25%, 12/15/2027 (a)	33,000	33,987
MDC Holdings, Inc.:
3.85%, 1/15/2030	15,000	15,729
5.50%, 1/15/2024	14,000	15,183
6.00%, 1/15/2043	49,000	59,463
Meritage Homes Corp.:
6.00%, 6/1/2025	31,000	34,703
7.00%, 4/1/2022	20,000	21,325
New Home Co., Inc. 7.25%, 4/1/2022	25,000	24,779
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	65,000	70,036
PulteGroup, Inc.:
5.00%, 1/15/2027	25,000	28,308
5.50%, 3/1/2026	50,000	57,019
6.00%, 2/15/2035	40,000	49,448
6.38%, 5/15/2033	27,000	34,061
7.88%, 6/15/2032	10,000	13,800
Shea Homes L.P./Shea Homes Funding Corp.:
4.75%, 2/15/2028 (a)	25,000	25,044
4.75%, 4/1/2029 (a)	50,000	49,972
6.13%, 4/1/2025 (a)	153,000	157,819
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	15,000	16,017
Security Description	Principal Amount	Value
5.75%, 1/15/2028 (a)	$25,000	$27,220
6.63%, 7/15/2027 (a)	5,000	5,381
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.63%, 3/1/2024 (a)	50,000	53,326
5.88%, 4/15/2023 (a)	140,000	147,714
Toll Brothers Finance Corp.:
4.35%, 2/15/2028 (b)	64,000	69,718
4.38%, 4/15/2023	25,000	26,184
4.88%, 11/15/2025	30,000	33,203
4.88%, 3/15/2027	25,000	27,938
5.63%, 1/15/2024 (b)	29,000	31,781
TRI Pointe Group, Inc.:
5.25%, 6/1/2027	23,000	24,613
5.70%, 6/15/2028	25,000	27,311
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	25,000	27,063
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a)	38,000	38,196
		2,649,102
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026 (b)	64,000	66,392
HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 5.25%, 12/15/2024 (a) (b)	50,000	51,226
Central Garden & Pet Co. 6.13%, 11/15/2023	50,000	50,984
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	100,000	101,410
Prestige Brands, Inc.:
5.13%, 1/15/2028 (a)	50,000	51,749
6.38%, 3/1/2024 (a)	50,000	51,485
Spectrum Brands, Inc.:
5.75%, 7/15/2025	25,000	25,820
6.13%, 12/15/2024	38,000	39,077
		371,751
HOUSEWARES — 0.4%
American Greetings Corp. 8.75%, 4/15/2025 (a)	20,000	18,791
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	15,000	15,842
Newell Brands, Inc.:
4.70%, 4/1/2026	217,000	231,085
4.88%, 6/1/2025	145,000	156,396
6.00%, 4/1/2046	100,000	112,426
		534,540

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
INSURANCE — 1.1%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	$50,000	$49,018
8.13%, 2/15/2024 (a)	130,000	136,006
10.13%, 8/1/2026 (a)	25,000	27,717
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	58,000	60,810
AmWINS Group, Inc. 7.75%, 7/1/2026 (a)	102,000	109,192
Assurant, Inc. 3 Month USD LIBOR + 4.14%, 7.00%, 3/27/2048 (b) (d)	36,000	38,820
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	40,000	40,718
Genworth Holdings, Inc.:
6.50%, 6/15/2034	98,000	89,360
7.63%, 9/24/2021 (b)	129,000	128,862
Series ., 4.80%, 2/15/2024 (b)	120,000	110,630
Series ., 4.90%, 8/15/2023	40,000	37,096
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	45,000	47,511
HUB International, Ltd. 7.00%, 5/1/2026 (a)	134,000	138,790
MGIC Investment Corp. 5.25%, 8/15/2028	64,000	66,147
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	83,000	88,688
Radian Group, Inc.:
4.50%, 10/1/2024	580	576
4.88%, 3/15/2027	100,000	99,741
6.63%, 3/15/2025	35,000	37,098
USI, Inc. 6.88%, 5/1/2025 (a)	45,000	45,634
		1,352,414
INTERNET — 1.6%
ANGI Group LLC 3.88%, 8/15/2028 (a)	33,000	32,756
Cablevision Lightpath LLC 5.63%, 9/15/2028 (a)	200,000	204,058
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)	30,000	30,625
Getty Images, Inc. 9.75%, 3/1/2027 (a)	2,000	1,969
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a)	28,000	29,183
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	39,000	40,436
Match Group Holdings II LLC:
4.13%, 8/1/2030 (a)	50,000	50,617
4.63%, 6/1/2028 (a)	50,000	51,462
5.00%, 12/15/2027 (a)	39,000	41,124
Security Description	Principal Amount	Value
Netflix, Inc.:
3.63%, 6/15/2025 (a)	$45,000	$47,032
4.38%, 11/15/2026 (b)	75,000	81,748
4.88%, 4/15/2028	135,000	151,647
4.88%, 6/15/2030 (a)	105,000	119,688
5.38%, 11/15/2029 (a)	19,000	22,372
5.50%, 2/15/2022	65,000	68,199
5.88%, 2/15/2025	110,000	124,208
5.88%, 11/15/2028	180,000	214,765
6.38%, 5/15/2029	50,000	61,706
NortonLifeLock Inc. 3.95%, 6/15/2022	25,000	25,718
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	225,000	230,602
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	65,000	59,374
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	15,000	15,661
Twitter, Inc. 3.88%, 12/15/2027 (a)	53,000	55,119
Uber Technologies, Inc.:
6.25%, 1/15/2028 (a)	25,000	25,760
7.50%, 5/15/2025 (a)	50,000	53,242
7.50%, 9/15/2027 (a)	75,000	80,223
VeriSign, Inc.:
4.63%, 5/1/2023	50,000	50,439
4.75%, 7/15/2027	40,000	42,434
5.25%, 4/1/2025	31,000	34,374
		2,046,541
INVESTMENT COMPANY SECURITY — 0.1%
Compass Group Diversified Holdings LLC 8.00%, 5/1/2026 (a)	165,000	173,659
IRON/STEEL — 1.2%
AK Steel Corp. 7.00%, 3/15/2027	240	210
Allegheny Technologies, Inc.:
5.88%, 12/1/2027 (b)	45,000	43,264
7.88%, 8/15/2023 (b)	125,000	127,589
ArcelorMittal SA:
3.60%, 7/16/2024	65,000	68,052
4.25%, 7/16/2029	25,000	26,375
4.55%, 3/11/2026	25,000	27,089
7.25%, 10/15/2039	145,000	183,448
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	100,000	103,480
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	45,000	45,671
Carpenter Technology Corp.:
4.45%, 3/1/2023	25,000	25,877
6.38%, 7/15/2028	88,000	92,154

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Cleveland-Cliffs, Inc.:
4.88%, 1/15/2024 (a)	$15,000	$15,016
5.75%, 3/1/2025 (b)	111,000	103,316
5.88%, 6/1/2027 (b)	25,000	23,235
6.75%, 3/15/2026 (a)	45,000	45,796
7.00%, 3/15/2027 (a)	25,000	21,201
9.88%, 10/17/2025 (a)	50,000	55,803
Commercial Metals Co.:
4.88%, 5/15/2023	36,000	37,576
5.75%, 4/15/2026	100,000	104,082
Infrabuild Australia Pty, Ltd. 12.00%, 10/1/2024 (a) (b)	50,000	48,254
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	118,000	127,976
United States Steel Corp.:
6.25%, 3/15/2026 (b)	92,000	62,312
6.65%, 6/1/2037 (b)	25,000	15,453
6.88%, 8/15/2025 (b)	100,000	73,428
12.00%, 6/1/2025 (a)	50,000	53,239
		1,529,896
LEISURE TIME — 1.2%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (g)	50,000	628
Carnival Corp.:
9.88%, 8/1/2027 (a)	60,000	63,522
10.50%, 2/1/2026 (a) (b)	40,000	43,868
11.50%, 4/1/2023 (a)	340,000	380,824
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a) (b)	45,000	37,503
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	18,000	12,612
10.25%, 2/1/2026 (a)	90,000	94,387
12.25%, 5/15/2024 (a)	50,000	55,896
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028	50,000	36,679
5.25%, 11/15/2022	125,000	111,454
7.50%, 10/15/2027 (b)	25,000	21,953
9.13%, 6/15/2023 (a)	95,000	100,644
11.50%, 6/1/2025 (a)	200,000	231,832
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	100,000	77,744
6.25%, 5/15/2025 (a)	10,000	7,841
13.00%, 5/15/2025 (a)	15,000	17,362
Vista Outdoor, Inc. 5.88%, 10/1/2023	21,000	21,069
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	150,000	133,014
Winnebago Industries,Inc. 6.25%, 7/15/2028 (a)	100,000	105,249
		1,554,081
LODGING — 2.0%
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	59,000	49,528
Boyd Gaming Corp.:
4.75%, 12/1/2027	50,000	49,008
Security Description	Principal Amount	Value
6.00%, 8/15/2026	$60,000	$62,054
6.38%, 4/1/2026	75,000	77,979
8.63%, 6/1/2025 (a)	65,000	71,255
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a)	50,000	48,125
10.75%, 9/1/2024 (a) (b)	50,000	44,441
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024	50,000	50,058
4.88%, 1/15/2030	80,000	82,450
5.13%, 5/1/2026	145,000	149,190
5.38%, 5/1/2025 (a)	45,000	46,943
5.75%, 5/1/2028 (a)	35,000	36,886
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.13%, 12/1/2024	67,000	69,378
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 4/1/2025	50,000	50,538
4.88%, 4/1/2027	106,000	109,023
Marriott Ownership Resorts, Inc.:
4.75%, 1/15/2028	15,000	14,121
6.13%, 9/15/2025 (a)	15,000	15,465
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026	100,000	102,128
MGM Resorts International:
4.63%, 9/1/2026 (b)	39,000	38,999
5.50%, 4/15/2027 (b)	55,000	57,395
5.75%, 6/15/2025	81,000	84,895
6.00%, 3/15/2023	120,000	124,596
6.75%, 5/1/2025	100,000	104,842
7.75%, 3/15/2022	115,000	121,273
Station Casinos LLC:
4.50%, 2/15/2028 (a)	65,000	59,779
5.00%, 10/1/2025 (a)	25,000	24,584
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/2025 (a)	21,000	20,467
Wyndham Destinations, Inc.:
3.90%, 3/1/2023	50,000	49,028
4.25%, 3/1/2022	8,000	7,949
4.63%, 3/1/2030 (a)	25,000	23,849
5.65%, 4/1/2024	68,000	69,246
6.00%, 4/1/2027	35,000	35,950
6.35%, 10/1/2025	25,000	26,240
6.63%, 7/31/2026 (a)	47,000	49,578
Wyndham Hotels & Resorts, Inc.:
4.38%, 8/15/2028 (a)	36,000	34,955
5.38%, 4/15/2026 (a)	56,000	56,929

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	$163,000	$154,731
5.25%, 5/15/2027 (a)	75,000	69,730
5.50%, 3/1/2025 (a) (b)	150,000	141,756
Wynn Macau, Ltd. 5.13%, 12/15/2029 (a)	24,000	23,098
		2,508,439
MACHINERY, CONSTRUCTION & MINING — 0.1%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	50,000	51,417
5.38%, 7/15/2026 (a)	25,000	25,991
Terex Corp. 5.63%, 2/1/2025 (a)	50,000	50,032
		127,440
MACHINERY-DIVERSIFIED — 0.4%
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023 (a)	115,000	116,218
Clark Equipment Co. 5.88%, 6/1/2025 (a)	50,000	52,045
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a) (b)	70,000	68,059
Granite US Holdings Corp. 11.00%, 10/1/2027 (a) (b)	17,000	17,510
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a)	10,000	10,122
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	75,000	76,042
SPX FLOW, Inc. 5.88%, 8/15/2026 (a)	15,000	15,628
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	75,000	74,227
Welbilt, Inc. 9.50%, 2/15/2024 (b)	50,000	51,211
		481,062
MEDIA — 8.0%
Altice Financing SA:
5.00%, 1/15/2028 (a)	200,000	194,202
7.50%, 5/15/2026 (a)	200,000	211,656
AMC Networks, Inc.:
4.75%, 12/15/2022	39,000	39,040
4.75%, 8/1/2025 (b)	75,000	77,549
5.00%, 4/1/2024	50,000	51,116
Block Communications, Inc. 4.88%, 3/1/2028 (a)	75,000	76,639
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	50,000	50,560
4.25%, 2/1/2031 (a)	200,000	206,722
4.50%, 8/15/2030 (a)	115,000	120,738
Security Description	Principal Amount	Value
4.50%, 5/1/2032 (a)	$66,000	$68,864
4.75%, 3/1/2030 (a)	218,000	230,784
5.00%, 2/1/2028 (a)	170,000	178,415
5.13%, 5/1/2027 (a)	385,000	405,078
5.38%, 6/1/2029 (a)	307,000	332,625
5.50%, 5/1/2026 (a)	150,000	156,022
5.75%, 2/15/2026 (a)	365,000	379,483
5.88%, 5/1/2027 (a)	75,000	78,718
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	65,000	42,102
Clear Channel Worldwide Holdings, Inc.:
5.13%, 8/15/2027 (a)	140,000	134,256
9.25%, 2/15/2024	238,000	230,791
CSC Holdings LLC:
4.63%, 12/1/2030 (a)	255,000	256,670
5.38%, 2/1/2028 (a)	90,000	95,404
5.50%, 5/15/2026 (a)	325,000	338,032
5.75%, 1/15/2030 (a)	175,000	185,843
6.50%, 2/1/2029 (a)	350,000	389,473
6.75%, 11/15/2021	75,000	78,637
7.50%, 4/1/2028 (a)	90,000	99,083
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a)	145,000	134,138
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	255,000	180,433
6.63%, 8/15/2027 (a)	175,000	91,045
DISH DBS Corp.:
5.00%, 3/15/2023	100,000	101,672
5.88%, 7/15/2022	176,000	182,614
5.88%, 11/15/2024	240,000	246,096
7.38%, 7/1/2028	45,000	46,440
7.75%, 7/1/2026 (b)	206,000	226,563
Entercom Media Corp.:
6.50%, 5/1/2027 (a)	45,000	39,369
7.25%, 11/1/2024 (a)	14,000	11,965
EW Scripps Co. 5.13%, 5/15/2025 (a)	20,000	19,555
GCI LLC:
4.75%, 10/15/2028 (a) (c)	25,000	25,361
6.63%, 6/15/2024 (a)	25,000	26,878
Gray Television, Inc.:
5.13%, 10/15/2024 (a)	50,000	51,121
5.88%, 7/15/2026 (a)	65,000	67,241
7.00%, 5/15/2027 (a) (b)	70,000	75,883
Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 2/15/2025 (a)	18,000	17,286
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	91,000	85,925
5.25%, 8/15/2027 (a)	50,000	48,904
6.38%, 5/1/2026	75,000	78,167
8.38%, 5/1/2027	100,000	98,730

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	$188,000	$196,360
Liberty Interactive LLC:
8.25%, 2/1/2030	86,000	92,226
8.50%, 7/15/2029	50,000	53,727
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.88%, 5/15/2024 (a)	57,000	30,643
Meredith Corp.:
6.50%, 7/1/2025 (a)	50,000	51,493
6.88%, 2/1/2026 (b)	142,000	118,421
Nexstar Broadcasting, Inc.:
4.75%, 11/1/2028 (a)	45,000	45,904
5.63%, 7/15/2027 (a)	157,000	164,753
Quebecor Media, Inc. 5.75%, 1/15/2023	50,000	53,777
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	39,000	39,342
6.50%, 9/15/2028 (a)	90,000	92,655
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	35,000	33,951
Sinclair Television Group, Inc.:
5.13%, 2/15/2027 (a)	13,000	12,125
5.50%, 3/1/2030 (a)	40,000	37,202
5.63%, 8/1/2024 (a) (b)	84,000	83,563
5.88%, 3/15/2026 (a)	45,000	44,372
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	50,000	50,514
4.13%, 7/1/2030 (a)	160,000	163,946
4.63%, 7/15/2024 (a)	131,000	135,582
5.00%, 8/1/2027 (a)	235,000	245,190
5.50%, 7/1/2029 (a)	138,000	148,053
TEGNA, Inc.:
4.63%, 3/15/2028 (a)	35,000	34,263
4.75%, 3/15/2026 (a)	35,000	35,853
5.00%, 9/15/2029 (a)	159,000	156,844
5.50%, 9/15/2024 (a)	12,000	12,227
Townsquare Media, Inc. 6.50%, 4/1/2023 (a)	35,000	32,060
Univision Communications, Inc.:
5.13%, 2/15/2025 (a)	130,000	122,652
6.63%, 6/1/2027 (a)	135,000	132,428
9.50%, 5/1/2025 (a)	50,000	53,719
Urban One, Inc. 7.38%, 4/15/2022 (a)	125,000	113,190
ViacomCBS, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (d)	22,000	22,270
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (d)	50,000	54,309
Videotron, Ltd.:
5.00%, 7/15/2022	100,000	104,364
5.38%, 6/15/2024 (a)	100,000	108,940
Security Description	Principal Amount	Value
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	$125,000	$124,745
Virgin Media Secured Finance PLC 5.50%, 5/15/2029 (a)	150,000	160,935
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	250,000	249,670
Ziggo B.V. 5.50%, 1/15/2027 (a)	250,000	261,207
		10,237,363
METAL FABRICATE & HARDWARE — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	100,000	101,239
Hillman Group, Inc. 6.38%, 7/15/2022 (a)	51,000	49,561
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	35,000	32,376
		183,176
MINING — 1.5%
Alcoa Nederland Holding B.V. 7.00%, 9/30/2026 (a)	200,000	207,142
Arconic Corp.:
6.00%, 5/15/2025 (a)	85,000	90,765
6.13%, 2/15/2028 (a) (b)	19,000	19,553
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	95,000	102,865
Constellium SE:
5.63%, 6/15/2028 (a)	50,000	51,031
5.75%, 5/15/2024 (a)	116,000	117,922
FMG Resources August 2006 Pty, Ltd.:
4.50%, 9/15/2027 (a)	53,000	56,558
4.75%, 5/15/2022 (a)	60,000	61,412
5.13%, 3/15/2023 (a)	35,000	36,579
5.13%, 5/15/2024 (a)	50,000	53,355
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	50,000	50,649
4.25%, 3/1/2030	50,000	51,361
4.38%, 8/1/2028	58,000	60,003
4.55%, 11/14/2024	75,000	80,558
4.63%, 8/1/2030	33,000	34,710
5.00%, 9/1/2027	100,000	104,451
5.25%, 9/1/2029	20,000	21,431
5.40%, 11/14/2034	110,000	121,639
5.45%, 3/15/2043	162,000	179,716
Hudbay Minerals, Inc.:
7.25%, 1/15/2023 (a)	50,000	50,966
7.63%, 1/15/2025 (a)	50,000	50,985
IAMGOLD Corp. 7.00%, 4/15/2025 (a)	50,000	52,434

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Joseph T Ryerson & Son, Inc. 8.50%, 8/1/2028 (a)	$35,000	$36,834
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	29,000	27,123
New Gold, Inc. 7.50%, 7/15/2027 (a)	35,000	37,278
Novelis Corp.:
4.75%, 1/30/2030 (a)	55,000	53,987
5.88%, 9/30/2026 (a)	140,000	143,653
		1,954,960
MISCELLANEOUS MANUFACTURER — 0.5%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	50,000	51,653
5.63%, 7/1/2027 (a)	161,000	171,029
Bombardier, Inc. 7.45%, 5/1/2034 (a)	50,000	36,889
EnPro Industries, Inc. 5.75%, 10/15/2026	85,000	89,775
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a)	50,000	47,486
12.25%, 11/15/2026 (a)	74,000	79,790
Gates Global LLC/Gates Global Co. 6.25%, 1/15/2026 (a)	47,000	48,347
Hillenbrand, Inc. 5.75%, 6/15/2025	51,000	54,583
Koppers, Inc. 6.00%, 2/15/2025 (a)	53,000	53,730
LSB Industries, Inc. 9.63%, 5/1/2023 (a)	41,000	39,744
		673,026
OFFICE & BUSINESS EQUIPMENT — 0.6%
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	50,000	49,886
4.13%, 5/1/2025	30,000	30,942
4.25%, 4/1/2028	83,000	85,962
Pitney Bowes, Inc.:
4.63%, 3/15/2024 (b)	31,000	29,426
5.95%, 4/1/2023	82,000	81,315
Xerox Corp.:
3.80%, 5/15/2024	61,000	62,005
4.07%, 3/17/2022 (b)	50,000	50,949
4.38%, 3/15/2023	55,000	56,591
4.50%, 5/15/2021	50,000	50,742
4.80%, 3/1/2035	5,000	4,777
6.75%, 12/15/2039	50,000	52,338
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	75,000	74,084
5.50%, 8/15/2028 (a)	85,000	84,181
		713,198
Security Description	Principal Amount	Value
OIL & GAS — 7.9%
Antero Resources Corp.:
5.00%, 3/1/2025	$75,000	$46,712
5.13%, 12/1/2022	80,000	66,233
5.63%, 6/1/2023 (b)	50,000	36,747
Apache Corp.:
4.25%, 1/15/2030	50,000	45,066
4.25%, 1/15/2044	25,000	21,243
4.63%, 11/15/2025	50,000	47,651
4.75%, 4/15/2043	75,000	66,636
4.88%, 11/15/2027	105,000	99,289
5.10%, 9/1/2040	150,000	134,289
6.00%, 1/15/2037	100,000	95,531
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
7.00%, 11/1/2026 (a)	120,000	91,945
10.00%, 4/1/2022 (a)	73,000	69,932
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	50,000	17,500
Baytex Energy Corp.:
5.63%, 6/1/2024 (a)	16,000	8,914
8.75%, 4/1/2027 (a)	50,000	22,652
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	72,000	55,959
Callon Petroleum Co.:
6.13%, 10/1/2024	50,000	14,387
6.25%, 4/15/2023	50,000	16,202
6.38%, 7/1/2026	23,000	5,620
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
7.63%, 1/15/2022	24,000	23,823
7.75%, 4/15/2023	10,000	8,999
9.25%, 7/15/2024 (a)	42,000	45,519
11.00%, 4/15/2025 (a) (b)	44,000	39,785
Cenovus Energy, Inc.:
3.00%, 8/15/2022	25,000	24,389
3.80%, 9/15/2023	50,000	48,319
4.25%, 4/15/2027	100,000	90,864
5.25%, 6/15/2037	60,000	51,992
5.38%, 7/15/2025	40,000	38,621
5.40%, 6/15/2047	67,000	56,642
6.75%, 11/15/2039	200,000	200,582
Chaparral Energy, Inc. 8.75%, 7/15/2023 (a) (g)	4,000	118
CNX Resources Corp.:
5.88%, 4/15/2022 (b)	17,000	17,003
7.25%, 3/14/2027 (a)	100,000	102,000
Comstock Resources, Inc.:
9.75%, 8/15/2026	64,000	65,669
9.75%, 8/15/2026	50,000	51,248
Continental Resources, Inc.:
3.80%, 6/1/2024 (b)	65,000	60,213
4.50%, 4/15/2023	219,000	208,628
4.90%, 6/1/2044 (b)	75,000	56,631

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/15/2022 (b)	$100,000	$99,233
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a)	100,000	94,568
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	75,000	70,798
CVR Energy, Inc.:
5.25%, 2/15/2025 (a)	50,000	44,104
5.75%, 2/15/2028 (a) (b)	132,000	113,907
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	45,000	44,758
5.75%, 1/30/2028 (a)	76,000	76,538
6.63%, 7/15/2025 (a)	150,000	154,089
Energy Ventures Gom LLC/EnVen Finance Corp. 11.00%, 2/15/2023 (a)	47,000	35,289
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	53,000	20,039
EQT Corp.:
3.00%, 10/1/2022 (b)	55,000	53,775
3.90%, 10/1/2027	114,000	104,891
7.88%, 2/1/2025	70,000	77,584
8.75%, 2/1/2030	150,000	177,091
Global Marine, Inc. 7.00%, 6/1/2028	33,000	5,604
Gulfport Energy Corp.:
6.00%, 10/15/2024	25,000	15,489
6.38%, 5/15/2025	50,000	30,502
6.38%, 1/15/2026	45,000	27,453
6.63%, 5/1/2023	11,000	6,875
HighPoint Operating Corp.:
7.00%, 10/15/2022	2,000	487
8.75%, 6/15/2025	55,000	13,617
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (a)	55,000	49,776
5.75%, 10/1/2025 (a)	50,000	45,520
6.25%, 11/1/2028 (a)	50,000	45,795
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	75,000	72,948
Jagged Peak Energy LLC 5.88%, 5/1/2026	27,000	27,039
Laredo Petroleum, Inc.:
9.50%, 1/15/2025	70,000	41,645
10.13%, 1/15/2028	25,000	14,466
Lonestar Resources America, Inc. 11.25%, 1/1/2023 (a)	14,000	2,375
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	31,000	30,359
Matador Resources Co. 5.88%, 9/15/2026	65,000	54,394
Security Description	Principal Amount	Value
MEG Energy Corp.:
6.50%, 1/15/2025 (a)	$54,000	$52,864
7.00%, 3/31/2024 (a) (b)	40,000	37,506
7.13%, 2/1/2027 (a)	115,000	103,209
Montage Resources Corp. 8.88%, 7/15/2023	50,000	50,935
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	50,000	30,673
10.50%, 5/15/2027 (a)	50,000	32,068
Murphy Oil Corp.:
4.00%, 6/1/2022	70,000	67,819
4.95%, 12/1/2022	30,000	29,516
5.75%, 8/15/2025	75,000	65,526
5.88%, 12/1/2027	67,000	57,226
6.38%, 12/1/2042 (b)	5,000	4,162
6.88%, 8/15/2024	50,000	46,170
Nabors Industries, Inc. 5.75%, 2/1/2025	60,000	20,357
Nabors Industries, Ltd.:
7.25%, 1/15/2026 (a)	10,000	4,994
7.50%, 1/15/2028 (a)	125,000	60,459
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	121,000	107,637
Newfield Exploration Co.:
5.38%, 1/1/2026	100,000	93,863
5.63%, 7/1/2024	68,000	66,006
5.75%, 1/30/2022	91,000	91,292
Northern Oil and Gas, Inc. PIK 8.50%, 5/15/2023	30,383	25,179
Occidental Petroleum Corp.:
2.70%, 8/15/2022	280,000	261,467
2.90%, 8/15/2024	350,000	297,027
3.00%, 2/15/2027	63,000	49,466
3.13%, 2/15/2022	50,000	47,347
3.20%, 8/15/2026	200,000	158,732
3.40%, 4/15/2026	100,000	79,974
3.50%, 6/15/2025	100,000	83,515
3.50%, 8/15/2029	100,000	76,626
4.20%, 3/15/2048	100,000	68,231
4.30%, 8/15/2039	50,000	34,953
4.40%, 4/15/2046 (b)	100,000	71,318
4.50%, 7/15/2044	50,000	35,911
4.63%, 6/15/2045	80,000	57,848
5.55%, 3/15/2026	100,000	90,339
5.88%, 9/1/2025 (b)	100,000	91,884
6.20%, 3/15/2040	240,000	199,992
6.38%, 9/1/2028	50,000	46,247
6.60%, 3/15/2046	100,000	86,280
6.63%, 9/1/2030	136,000	125,376
6.95%, 7/1/2024	88,000	85,229
7.50%, 5/1/2031	100,000	96,105
7.88%, 9/15/2031	100,000	97,487
8.00%, 7/15/2025 (b)	55,000	55,292
8.50%, 7/15/2027 (b)	50,000	50,361
8.88%, 7/15/2030	90,000	92,285

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Ovintiv, Inc.:
3.90%, 11/15/2021	$50,000	$49,864
6.50%, 8/15/2034	200,000	186,082
7.38%, 11/1/2031	100,000	99,708
Pacific Drilling SA 8.38%, 10/1/2023 (a)	50,000	9,144
Par Petroleum LLC/Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	40,000	35,397
Parkland Fuel Corp.:
5.88%, 7/15/2027 (a)	38,000	40,009
6.00%, 4/1/2026 (a)	75,000	78,664
Parsley Energy LLC/Parsley Finance Corp.:
4.13%, 2/15/2028 (a)	50,000	47,250
5.25%, 8/15/2025 (a)	75,000	74,209
5.38%, 1/15/2025 (a)	50,000	49,904
5.63%, 10/15/2027 (a)	25,000	24,881
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028 (a)	150,000	99,550
7.25%, 6/15/2025	120,000	90,733
9.25%, 5/15/2025 (a)	108,000	111,237
PDC Energy, Inc.:
5.75%, 5/15/2026	80,000	74,034
6.13%, 9/15/2024	30,000	28,946
Precision Drilling Corp. 7.75%, 12/15/2023	50,000	38,258
QEP Resources, Inc.:
5.25%, 5/1/2023	50,000	36,318
5.38%, 10/1/2022	60,000	49,481
5.63%, 3/1/2026	95,000	53,913
Range Resources Corp.:
4.88%, 5/15/2025	75,000	67,639
5.00%, 3/15/2023	53,000	50,356
9.25%, 2/1/2026 (a)	90,000	92,442
Seven Generations Energy, Ltd.:
5.38%, 9/30/2025 (a)	50,000	47,439
6.75%, 5/1/2023 (a)	150,000	146,941
6.88%, 6/30/2023 (a)	25,000	24,503
SM Energy Co.:
5.00%, 1/15/2024	50,000	27,400
5.63%, 6/1/2025	125,000	58,085
6.63%, 1/15/2027	64,000	28,556
6.75%, 9/15/2026	50,000	22,978
Southwestern Energy Co.:
7.50%, 4/1/2026 (b)	59,000	57,666
7.75%, 10/1/2027 (b)	95,000	92,260
8.38%, 9/15/2028	20,000	19,618
Sunoco L.P./Sunoco Finance Corp.:
5.88%, 3/15/2028	50,000	51,366
6.00%, 4/15/2027	36,000	37,225
4.88%, 1/15/2023	175,000	176,323
5.50%, 2/15/2026	50,000	50,075
Security Description	Principal Amount	Value
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	$58,500	$37,693
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	58,500	52,198
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	50,000	40,051
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	41,000	27,804
Transocean, Inc. 11.50%, 1/30/2027 (a)	132,000	53,958
Ultra Resources, Inc. PIK 11.00%, 7/12/2024 (g)	16,577	868
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.:
8.75%, 4/15/2023 (a)	14,000	9,503
9.75%, 4/15/2023 (a)	28,000	19,338
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	50,000	49,507
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	50,000	33,876
WPX Energy, Inc.:
4.50%, 1/15/2030	75,000	73,774
5.25%, 9/15/2024	7,000	7,304
5.25%, 10/15/2027	50,000	50,843
5.75%, 6/1/2026	15,000	15,498
5.88%, 6/15/2028 (b)	20,000	20,896
		10,112,879
OIL & GAS SERVICES — 0.4%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	30,000	28,269
6.88%, 4/1/2027 (a)	56,000	53,721
Basic Energy Services, Inc. 10.75%, 10/15/2023 (a)	15,000	3,083
ChampionX Corp. 6.38%, 5/1/2026	15,000	14,376
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	3,000	2,556
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	43,000	12,850
Oceaneering International, Inc.:
4.65%, 11/15/2024	35,000	25,572
6.00%, 2/1/2028 (b)	25,000	15,814
SESI LLC 7.75%, 9/15/2024	25,000	4,397
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	48,750	44,845
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	32,500	29,001
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	75,000	74,422
6.88%, 9/1/2027	35,000	34,602

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Weatherford International, Ltd.:
8.75%, 9/1/2024 (a)	$20,000	$20,431
11.00%, 12/1/2024 (a)	225,000	135,898
Welltec A/S 9.50%, 12/1/2022 (a)	60,000	52,783
		552,620
PACKAGING & CONTAINERS — 2.2%
ARD Finance SA 6.50%, 6/30/2027 (a)	100,000	99,425
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (a)	150,000	152,964
Ball Corp.:
2.88%, 8/15/2030	43,000	42,508
4.88%, 3/15/2026	95,000	105,975
5.00%, 3/15/2022	50,000	52,467
5.25%, 7/1/2025	75,000	84,913
Berry Global, Inc.:
4.50%, 2/15/2026 (a) (b)	50,000	50,640
4.88%, 7/15/2026 (a)	92,000	96,889
5.63%, 7/15/2027 (a) (b)	48,000	50,284
Cascades Inc/Cascades USA, Inc. 5.38%, 1/15/2028 (a)	33,000	34,734
Cascades, Inc./Cascades USA, Inc. 5.13%, 1/15/2026 (a)	50,000	52,297
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	74,000	76,840
4.50%, 1/15/2023	65,000	67,440
4.75%, 2/1/2026	50,000	51,897
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	25,000	29,698
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	50,000	50,034
7.88%, 7/15/2026 (a)	55,000	55,920
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	75,000	78,047
Graphic Packaging International, Inc. 4.88%, 11/15/2022	98,000	101,795
Greif, Inc. 6.50%, 3/1/2027 (a)	89,000	92,443
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	25,000	25,377
Intertape Polymer Group, Inc. 7.00%, 10/15/2026 (a)	3,000	3,160
LABL Escrow Issuer LLC:
6.75%, 7/15/2026 (a)	80,000	84,350
10.50%, 7/15/2027 (a)	55,000	58,527
Security Description	Principal Amount	Value
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	$100,000	$100,352
7.25%, 4/15/2025 (a) (b)	125,000	117,767
MTS Systems Corp. 5.75%, 8/15/2027 (a)	50,000	49,235
Owens-Brockway Glass Container, Inc.:
5.88%, 8/15/2023 (a) (b)	50,000	52,610
6.38%, 8/15/2025 (a) (b)	25,000	27,416
6.63%, 5/13/2027 (a) (b)	75,000	81,275
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a) (b)	75,000	75,553
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
4.00%, 10/15/2027 (a) (c)	50,000	50,539
5.13%, 7/15/2023 (a)	80,000	80,998
7.00%, 7/15/2024 (a)	32,000	32,576
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	10,000	10,448
4.88%, 12/1/2022 (a)	150,000	156,703
5.13%, 12/1/2024 (a)	29,000	31,440
5.50%, 9/15/2025 (a)	25,000	27,819
6.88%, 7/15/2033 (a)	25,000	32,018
Silgan Holdings, Inc.:
4.13%, 2/1/2028	40,000	40,818
4.75%, 3/15/2025	25,000	25,467
Trivium Packaging Finance B.V. 5.50%, 8/15/2026 (a)	200,000	207,070
		2,798,728
PHARMACEUTICALS — 1.9%
AdaptHealth LLC 6.13%, 8/1/2028 (a)	100,000	103,553
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	161,000	176,904
9.25%, 4/1/2026 (a)	225,000	247,453
Bausch Health Cos., Inc.:
5.00%, 1/30/2028 (a)	156,000	151,482
5.25%, 1/30/2030 (a)	114,000	112,061
5.50%, 11/1/2025 (a)	139,000	142,574
6.13%, 4/15/2025 (a)	290,000	296,844
6.25%, 2/15/2029 (a)	50,000	51,463
7.00%, 3/15/2024 (a)	125,000	129,339
7.00%, 1/15/2028 (a)	39,000	41,359
7.25%, 5/30/2029 (a)	89,000	95,895
9.00%, 12/15/2025 (a)	250,000	272,435
Elanco Animal Health, Inc.:
5.90%, 8/28/2028	46,000	53,135
5.27%, 8/28/2023	65,000	69,701
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 2/1/2025 (a)	100,000	66,949
6.00%, 6/30/2028 (a)	68,000	50,242

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
9.50%, 7/31/2027 (a)	$104,000	$108,689
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	75,000	80,507
HLF Financing Sarl LLC/Herbalife International, Inc. 7.25%, 8/15/2026 (a)	60,000	61,636
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	50,000	53,084
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.63%, 10/15/2023 (a)	25,000	6,107
5.75%, 8/1/2022 (a)	25,000	6,472
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	104,000	108,860
		2,486,744
PIPELINES — 4.3%
American Midstream Partners L.P./American Midstream Finance Corp. 9.50%, 12/15/2021 (a)	75,000	74,391
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 9/15/2024	75,000	64,111
5.75%, 3/1/2027 (a)	95,000	78,556
5.75%, 1/15/2028 (a) (b)	74,000	60,903
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.13%, 11/15/2022 (a)	100,000	98,180
6.63%, 7/15/2026 (a) (b)	35,000	30,993
Buckeye Partners L.P.:
3.95%, 12/1/2026	40,000	37,305
4.13%, 3/1/2025 (a)	56,000	53,144
4.15%, 7/1/2023	50,000	49,325
4.35%, 10/15/2024	10,000	9,843
4.50%, 3/1/2028 (a)	20,000	19,321
5.60%, 10/15/2044	99,000	87,911
5.85%, 11/15/2043	50,000	46,404
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025	100,000	102,262
5.63%, 10/1/2026	100,000	104,015
4.50%, 10/1/2029	92,000	94,306
Cheniere Energy, Inc. 4.63%, 10/15/2028 (a)	100,000	103,032
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	50,000	50,615
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	50,000	44,645
5.75%, 4/1/2025 (b)	50,000	45,718
6.25%, 4/1/2023	105,000	102,507
Security Description	Principal Amount	Value
DCP Midstream Operating L.P.:
3.88%, 3/15/2023 (b)	$50,000	$49,420
4.75%, 9/30/2021 (a)	35,000	35,191
4.95%, 4/1/2022	25,000	25,270
5.13%, 5/15/2029	50,000	49,273
5.38%, 7/15/2025	55,000	56,780
5.60%, 4/1/2044	32,000	29,207
5.63%, 7/15/2027	70,000	71,403
6.45%, 11/3/2036 (a)	50,000	47,883
6.75%, 9/15/2037 (a)	95,000	91,912
8.13%, 8/16/2030	25,000	28,263
3 Month USD LIBOR + 3.85%, 5.85%, 5/21/2043 (a) (d)	3,000	2,242
Energy Transfer Operating L.P.:
Series A, 3 Month USD LIBOR + 4.03%, 6.25%, 2/15/2023 (d)	125,000	80,492
Series G, 5 year CMT + 5.31%, 7.13%, 5/15/2030 (d)	5,000	3,945
EnLink Midstream LLC 5.38%, 6/1/2029	24,000	19,423
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	75,000	64,531
4.40%, 4/1/2024	50,000	45,000
4.85%, 7/15/2026 (b)	50,000	43,221
5.05%, 4/1/2045	25,000	15,910
5.45%, 6/1/2047	42,000	26,307
5.60%, 4/1/2044	72,000	46,445
EQM Midstream Partners L.P.:
4.13%, 12/1/2026	25,000	23,740
4.75%, 7/15/2023	170,000	169,650
5.50%, 7/15/2028	121,000	121,766
6.00%, 7/1/2025 (a)	35,000	36,096
6.50%, 7/1/2027 (a)	40,000	42,381
6.50%, 7/15/2048	75,000	70,510
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.63%, 6/15/2024	75,000	63,907
6.00%, 5/15/2023	75,000	68,293
6.25%, 5/15/2026	35,000	29,169
6.50%, 10/1/2025	100,000	85,779
7.75%, 2/1/2028	95,000	82,493
Global Partners L.P./GLP Finance Corp.:
6.88%, 1/15/2029 (a) (c)	35,000	35,434
7.00%, 6/15/2023	57,000	58,114
Harvest Midstream I L.P. 7.50%, 9/1/2028 (a)	58,000	57,951
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a)	40,000	39,877
5.63%, 2/15/2026 (a)	50,000	50,870
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	44,000	43,147

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
New Fortress Energy, Inc. 6.75%, 9/15/2025 (a)	$43,000	$44,945
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025	46,000	27,999
7.50%, 11/1/2023	100,000	66,676
7.50%, 4/15/2026	25,000	15,686
NuStar Logistics L.P.:
5.63%, 4/28/2027	65,000	64,262
5.75%, 10/1/2025	25,000	25,884
6.00%, 6/1/2026	136,000	136,518
6.38%, 10/1/2030 (b)	20,000	20,840
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	40,000	37,924
Plains All American Pipeline L.P. Series B, 3 Month USD LIBOR + 4.11%, 6.13%, 11/15/2022 (d)	205,000	128,968
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	15,000	15,120
Rockies Express Pipeline LLC:
3.60%, 5/15/2025 (a)	100,000	97,975
6.88%, 4/15/2040 (a)	100,000	103,989
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.:
5.50%, 8/15/2022	22,000	15,821
5.75%, 4/15/2025	75,000	42,940
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
4.75%, 10/1/2023 (a)	91,000	86,219
5.50%, 9/15/2024 (a)	50,000	47,002
5.50%, 1/15/2028 (a)	50,000	45,242
6.00%, 3/1/2027 (a)	25,000	23,089
7.50%, 10/1/2025 (a)	33,000	33,378
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023	16,000	15,875
4.88%, 2/1/2031 (a)	84,000	81,438
5.00%, 1/15/2028	25,000	24,400
5.13%, 2/1/2025	30,000	30,015
5.25%, 5/1/2023	50,000	49,879
5.38%, 2/1/2027 (b)	50,000	50,108
5.50%, 3/1/2030 (a)	55,000	54,696
5.88%, 4/15/2026 (b)	175,000	179,611
6.50%, 7/15/2027	45,000	47,052
6.88%, 1/15/2029	25,000	26,767
TransMontaigne Partners L.P./TLP Finance Corp. 6.13%, 2/15/2026	11,000	11,355
Western Midstream Operating L.P.:
3.95%, 6/1/2025	50,000	47,150
4.00%, 7/1/2022	150,000	150,928
Security Description	Principal Amount	Value
5.05%, 2/1/2030	$150,000	$145,971
5.38%, 6/1/2021	100,000	100,744
6.25%, 2/1/2050	150,000	139,186
Western Midstream Operating LP 5.45%, 4/1/2044	50,000	42,987
		5,547,421
REAL ESTATE — 0.8%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	55,000	57,053
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	49,000	48,930
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	73,000	73,716
Howard Hughes Corp.:
5.38%, 3/15/2025 (a)	125,000	127,191
5.38%, 8/1/2028 (a)	60,000	60,067
Hunt Cos., Inc. 6.25%, 2/15/2026 (a)	100,000	96,426
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	234,000	232,467
Newmark Group, Inc. 6.13%, 11/15/2023	85,000	88,541
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a)	25,000	24,812
7.63%, 6/15/2025 (a)	60,000	62,732
9.38%, 4/1/2027 (a)	54,000	55,956
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	75,000	47,765
		975,656
REAL ESTATE INVESTMENT TRUSTS — 3.8%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/2026 (a)	91,000	72,232
CBL & Associates L.P. 4.60%, 10/15/2024	15,000	5,691
CoreCivic, Inc.:
4.63%, 5/1/2023 (b)	40,000	38,293
4.75%, 10/15/2027 (b)	31,000	26,341
5.00%, 10/15/2022 (b)	101,000	99,551
Diversified Healthcare Trust 9.75%, 6/15/2025	100,000	111,202
ESH Hospitality, Inc.:
4.63%, 10/1/2027 (a)	89,000	87,251
REIT, 5.25%, 5/1/2025 (a)	50,000	50,469
FelCor Lodging L.P. 6.00%, 6/1/2025	60,000	59,200
GEO Group Inc.:
5.13%, 4/1/2023	15,000	12,110
5.88%, 10/15/2024	70,000	53,550

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 4/15/2026 (b)	$8,000	$5,720
HAT Holdings I LLC/HAT Holdings II LLC:
3.75%, 9/15/2030 (a)	50,000	50,149
5.25%, 7/15/2024 (a)	94,000	98,011
6.00%, 4/15/2025 (a)	25,000	26,629
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	45,000	45,929
4.88%, 9/15/2029 (a)	90,000	91,497
5.00%, 7/15/2028 (a)	85,000	87,037
5.25%, 3/15/2028 (a)	130,000	135,322
5.25%, 7/15/2030 (a)	175,000	182,390
5.63%, 7/15/2032 (a)	50,000	52,807
REIT, 4.50%, 2/15/2031 (a)	72,000	72,388
iStar, Inc.:
4.25%, 8/1/2025	60,000	56,060
4.75%, 10/1/2024	181,000	175,099
5.50%, 2/15/2026	50,000	46,903
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	125,000	108,030
5.25%, 3/15/2022 (a)	80,000	78,450
Mack-Cali Realty L.P. 3.15%, 5/15/2023 (b)	71,000	64,891
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026	50,000	50,772
4.50%, 1/15/2028	66,000	67,279
4.63%, 6/15/2025 (a)	10,000	10,202
REIT, 5.75%, 2/1/2027	70,000	75,294
MPT Operating Partnership L.P./MPT Finance Corp.:
4.63%, 8/1/2029	73,000	75,878
5.00%, 10/15/2027	140,000	146,198
5.50%, 5/1/2024	20,000	20,261
6.38%, 3/1/2024	38,000	39,024
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	82,000	80,950
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
5.88%, 10/1/2028 (a)	35,000	35,102
7.50%, 6/1/2025 (a)	70,000	74,629
RHP Hotel Properties L.P./RHP Finance Corp.:
4.75%, 10/15/2027	205,000	188,666
5.00%, 4/15/2023	50,000	48,956
SBA Communications Corp.:
3.88%, 2/15/2027 (a)	90,000	91,449
4.00%, 10/1/2022	85,000	85,557
4.88%, 9/1/2024	50,000	51,239
Security Description	Principal Amount	Value
Senior Housing Properties Trust:
4.75%, 5/1/2024	$50,000	$48,670
4.75%, 2/15/2028	75,000	66,182
Service Properties Trust:
3.95%, 1/15/2028	50,000	41,767
4.35%, 10/1/2024	50,000	45,205
4.50%, 6/15/2023	125,000	122,534
4.50%, 3/15/2025	25,000	22,653
4.65%, 3/15/2024	25,000	23,336
4.95%, 2/15/2027 (b)	75,000	66,817
4.95%, 10/1/2029	115,000	98,349
5.00%, 8/15/2022	40,000	39,737
5.25%, 2/15/2026	50,000	46,046
7.50%, 9/15/2025	15,000	15,972
Starwood Property Trust, Inc.:
4.75%, 3/15/2025	125,000	120,339
5.00%, 12/15/2021	120,000	118,925
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.88%, 2/15/2025 (a)	250,000	264,885
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	76,000	76,439
8.25%, 10/15/2023	55,000	54,292
VICI Properties L.P./VICI Note Co., Inc.:
3.50%, 2/15/2025 (a)	95,000	94,197
4.25%, 12/1/2026 (a)	146,000	146,730
4.63%, 12/1/2029 (a)	43,000	43,746
REIT, 3.75%, 2/15/2027 (a)	30,000	29,510
REIT, 4.13%, 8/15/2030 (a)	92,000	90,504
Washington Prime Group L.P. 6.45%, 8/15/2024 (b)	65,000	33,121
XHR L.P. 6.38%, 8/15/2025 (a)	25,000	25,055
		4,869,669
RETAIL — 4.2%
1011778 BC ULC/New Red Finance, Inc.:
3.88%, 1/15/2028 (a)	76,000	77,341
4.00%, 10/15/2030 (a) (c)	73,000	73,772
4.25%, 5/15/2024 (a)	125,000	127,296
4.38%, 1/15/2028 (a)	71,000	72,684
5.00%, 10/15/2025 (a)	200,000	205,098
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	45,000	47,488
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028 (a)	39,000	39,147
4.75%, 3/1/2030 (a)	23,000	23,083
Beacon Roofing Supply, Inc.:
4.50%, 11/15/2026 (a) (b)	33,000	33,983
4.88%, 11/1/2025 (a) (b)	120,000	117,096
Bed Bath & Beyond, Inc.:
3.75%, 8/1/2024	25,000	23,135

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.92%, 8/1/2034 (b)	$7,000	$5,459
5.17%, 8/1/2044	30,000	22,203
Brinker International, Inc.:
3.88%, 5/15/2023 (b)	25,000	24,409
5.00%, 10/1/2024 (a)	10,000	10,176
Carvana Co.:
5.63%, 10/1/2025 (a) (c)	35,000	34,595
5.88%, 10/1/2028 (a) (c)	30,000	29,778
8.88%, 10/1/2023 (a)	39,000	40,731
eG Global Finance PLC 8.50%, 10/30/2025 (a)	100,000	105,289
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.75%, 1/15/2022 (b)	25,000	22,225
10.00%, 4/15/2025 (a)	55,000	59,589
FirstCash, Inc. 4.63%, 9/1/2028 (a)	50,000	50,898
Gap, Inc.:
8.38%, 5/15/2023 (a) (b)	20,000	22,094
8.63%, 5/15/2025 (a) (b)	30,000	32,970
8.88%, 5/15/2027 (a)	85,000	96,566
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	95,000	79,237
8.75%, 10/1/2025 (a) (b)	155,000	122,222
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	45,000	44,145
Guitar Center, Inc. 9.50%, 10/15/2021 (a)	125,000	102,716
IRB Holding Corp.:
6.75%, 2/15/2026 (a) (b)	31,000	31,022
7.00%, 6/15/2025 (a)	30,000	32,018
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	50,000	49,261
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a)	110,000	115,353
5.25%, 6/1/2026 (a)	125,000	130,196
KGA Escrow LLC 7.50%, 8/15/2023 (a)	14,000	14,536
L Brands, Inc.:
5.25%, 2/1/2028	55,000	53,211
5.63%, 10/15/2023	30,000	31,323
6.63%, 10/1/2030 (a)	41,000	41,966
6.69%, 1/15/2027	75,000	75,211
6.75%, 7/1/2036	75,000	73,611
6.88%, 7/1/2025 (a)	15,000	16,181
6.88%, 11/1/2035	127,000	125,188
6.95%, 3/1/2033	40,000	35,544
7.50%, 6/15/2029 (b)	50,000	52,472
7.60%, 7/15/2037	31,000	28,567
9.38%, 7/1/2025 (a)	70,000	80,332
Lithia Motors, Inc.:
4.63%, 12/15/2027 (a)	25,000	25,816
5.25%, 8/1/2025 (a) (b)	44,000	45,374
Security Description	Principal Amount	Value
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023	$150,000	$121,273
3.88%, 1/15/2022	65,000	61,359
4.50%, 12/15/2034	100,000	58,631
Macy's, Inc. 8.38%, 6/15/2025 (a)	175,000	180,852
Michaels Stores, Inc. 8.00%, 7/15/2027 (a)	55,000	57,663
Murphy Oil USA, Inc. 4.75%, 9/15/2029	20,000	21,295
Nordstrom, Inc.:
4.00%, 10/15/2021	50,000	49,952
4.00%, 3/15/2027	100,000	84,913
4.38%, 4/1/2030	14,000	11,312
5.00%, 1/15/2044	150,000	106,087
Penske Automotive Group, Inc.:
3.50%, 9/1/2025	25,000	24,916
5.38%, 12/1/2024	52,000	53,067
5.75%, 10/1/2022	35,000	35,000
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	71,000	72,720
7.13%, 3/15/2023 (a)	150,000	151,411
8.88%, 6/1/2025 (a)	50,000	51,855
PriSo Acquisition Corp. 9.00%, 5/15/2023 (a) (b)	86,000	83,266
QVC, Inc.:
4.38%, 3/15/2023	75,000	77,908
4.38%, 9/1/2028	38,000	38,753
4.45%, 2/15/2025	91,000	93,507
4.85%, 4/1/2024	50,000	52,255
5.45%, 8/15/2034	85,000	84,039
5.95%, 3/15/2043	75,000	71,822
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	23,000	22,717
8.00%, 11/15/2026 (a)	141,000	140,810
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (b)	65,000	65,815
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	15,000	15,321
Staples, Inc.:
7.50%, 4/15/2026 (a)	210,000	194,019
10.75%, 4/15/2027 (a)	90,000	71,883
Suburban Propane Partners L.P./Suburban Energy Finance Corp.:
5.50%, 6/1/2024	65,000	65,650
5.75%, 3/1/2025	50,000	50,850
5.88%, 3/1/2027 (b)	26,000	26,700
Yum! Brands, Inc.:
3.63%, 3/15/2031	75,000	75,174
3.88%, 11/1/2023	20,000	20,831
4.75%, 1/15/2030 (a)	141,000	152,119
5.35%, 11/1/2043 (b)	5,000	5,332

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
7.75%, 4/1/2025 (a)	$20,000	$22,175
		5,375,859
SEMICONDUCTORS — 0.5%
Advanced Micro Devices, Inc. 7.50%, 8/15/2022	10,000	11,112
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	67,000	71,961
Entegris, Inc. 4.63%, 2/10/2026 (a)	225,000	230,611
Microchip Technology, Inc. 4.25%, 9/1/2025 (a)	185,000	191,869
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	65,000	65,992
Qorvo, Inc.:
3.38%, 4/1/2031 (a)	35,000	35,651
4.38%, 10/15/2029	70,000	74,375
5.50%, 7/15/2026	8,000	8,511
		690,082
SOFTWARE — 1.6%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	25,000	26,330
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	43,000	43,485
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	20,000	21,363
9.13%, 3/1/2026 (a) (b)	25,000	26,472
BY Crown Parent LLC/BY Bond Finance, Inc. 4.25%, 1/31/2026 (a)	40,000	40,680
Camelot Finance SA 4.50%, 11/1/2026 (a)	21,000	21,506
Castle US Holding Corp. 9.50%, 2/15/2028 (a)	100,000	95,262
CDK Global, Inc.:
5.00%, 10/15/2024	35,000	38,732
5.25%, 5/15/2029 (a)	11,000	11,805
5.88%, 6/15/2026	50,000	52,118
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	105,000	106,469
Dun & Bradstreet Corp. 10.25%, 2/15/2027 (a)	39,000	44,088
Escrow RCN Corp. 11.63%, 4/15/2023	3,000	420
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	50,000	51,635
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	99,000	104,817
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	123,000	127,967
Security Description	Principal Amount	Value
Logan Merger Sub, Inc. 5.50%, 9/1/2027 (a)	$25,000	$25,298
MSCI, Inc.:
3.63%, 9/1/2030 (a)	25,000	25,830
3.88%, 2/15/2031 (a)	50,000	52,067
4.00%, 11/15/2029 (a)	17,000	17,850
4.75%, 8/1/2026 (a)	25,000	25,887
5.38%, 5/15/2027 (a)	35,000	37,218
Nuance Communications, Inc. 5.63%, 12/15/2026	35,000	36,969
Open Text Corp.:
3.88%, 2/15/2028 (a)	50,000	50,478
5.88%, 6/1/2026 (a)	98,000	101,944
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a)	50,000	51,416
PTC, Inc.:
3.63%, 2/15/2025 (a)	26,000	26,369
4.00%, 2/15/2028 (a)	21,000	21,602
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	200,000	209,046
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	158,000	167,647
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a)	15,000	16,120
Veritas US, Inc./Veritas Bermuda, Ltd.:
7.50%, 2/1/2023 (a)	200,000	200,170
7.50%, 9/1/2025 (a) (b)	110,000	113,415
10.50%, 2/1/2024 (a)	100,000	94,076
		2,086,551
TELECOMMUNICATIONS — 6.8%
Altice France Holding SA 6.00%, 2/15/2028 (a)	265,000	252,248
Altice France SA:
7.38%, 5/1/2026 (a)	500,000	523,970
8.13%, 2/1/2027 (a)	225,000	245,135
Avaya, Inc. 6.13%, 9/15/2028 (a)	57,000	58,123
C&W Senior Financing DAC:
6.88%, 9/15/2027 (a)	100,000	103,544
7.50%, 10/15/2026 (a)	75,000	78,590
CenturyLink, Inc.:
4.00%, 2/15/2027 (a)	40,000	40,599
5.13%, 12/15/2026 (a)	42,000	43,020
Series G, 6.88%, 1/15/2028	25,000	28,067
Series P, 7.60%, 9/15/2039	65,000	73,475
Series T, 5.80%, 3/15/2022	150,000	154,766
Series U, 7.65%, 3/15/2042	125,000	140,410
Series W, 6.75%, 12/1/2023	50,000	54,892
Series Y, 7.50%, 4/1/2024 (b)	100,000	111,909
Cincinnati Bell, Inc.:
7.00%, 7/15/2024 (a)	50,000	51,581
8.00%, 10/15/2025 (a)	70,000	73,955

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	$120,000	$115,232
6.00%, 6/15/2025 (a)	47,000	47,627
CommScope, Inc.:
5.50%, 3/1/2024 (a)	100,000	102,569
6.00%, 3/1/2026 (a)	65,000	67,752
7.13%, 7/1/2028 (a)	28,000	28,770
8.25%, 3/1/2027 (a) (b)	136,000	141,398
Connect Finco S.a.r.l./Connect US Finco LLC 6.75%, 10/1/2026 (a)	201,000	201,894
Consolidated Communications, Inc.:
6.50%, 10/1/2022	50,000	50,102
6.50%, 10/1/2028 (a) (c)	37,000	37,893
Embarq Corp. 8.00%, 6/1/2036	165,000	195,211
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	84,000	89,778
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	97,000	50,421
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	75,000	79,750
6.63%, 8/1/2026	50,000	54,091
Koninklijke KPN NV USD 10 year swap rate + 5.21%, 7.00%, 3/28/2073 (a) (d)	35,000	37,839
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	75,000	74,067
4.25%, 7/1/2028 (a)	50,000	50,709
4.63%, 9/15/2027 (a)	75,000	77,034
5.25%, 3/15/2026	195,000	201,858
5.38%, 1/15/2024	170,000	171,304
Millicom International Cellular SA 6.00%, 3/15/2025 (a)	25,000	25,654
Nokia Oyj 4.38%, 6/12/2027	41,000	43,515
ORBCOMM, Inc. 8.00%, 4/1/2024 (a)	50,000	48,687
Plantronics, Inc. 5.50%, 5/31/2023 (a)	175,000	157,211
Qualitytech LP/QTS Finance Corp. 4.75%, 11/15/2025 (a)	30,000	31,101
Qwest Corp. 6.75%, 12/1/2021	40,000	42,168
Sable International Finance, Ltd. 5.75%, 9/7/2027 (a)	27,000	28,256
Sprint Capital Corp.:
6.88%, 11/15/2028	284,000	354,872
8.75%, 3/15/2032	175,000	256,265
Sprint Communications, Inc.:
6.00%, 11/15/2022	180,000	193,930
11.50%, 11/15/2021	100,000	109,914
Security Description	Principal Amount	Value
Sprint Corp.:
7.13%, 6/15/2024	$135,000	$155,269
7.25%, 9/15/2021	270,000	282,296
7.63%, 2/15/2025	200,000	234,596
7.88%, 9/15/2023	275,000	315,890
Switch, Ltd. 3.75%, 9/15/2028 (a)	40,000	40,471
Telecom Italia Capital SA:
6.00%, 9/30/2034	181,000	209,956
6.38%, 11/15/2033	75,000	89,711
7.20%, 7/18/2036	111,000	140,434
7.72%, 6/4/2038	55,000	73,098
Telecom Italia SpA 5.30%, 5/30/2024 (a)	125,000	135,476
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	70,000	72,759
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	50,000	50,342
6.50%, 10/15/2027 (a) (b)	84,000	84,606
T-Mobile USA, Inc.:
4.50%, 2/1/2026	75,000	77,261
4.75%, 2/1/2028	95,000	101,612
5.13%, 4/15/2025	75,000	76,924
5.38%, 4/15/2027	50,000	53,472
6.00%, 3/1/2023	256,000	256,627
6.50%, 1/15/2026	245,000	256,042
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a)	45,000	41,295
ViaSat, Inc.:
5.63%, 9/15/2025 (a)	70,000	68,618
5.63%, 4/15/2027 (a)	35,000	35,995
6.50%, 7/15/2028 (a)	100,000	100,252
Vodafone Group PLC 5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (d)	182,000	215,257
West Corp. 8.50%, 10/15/2025 (a)	75,000	65,279
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 8/15/2028 (a)	117,000	114,983
Zayo Group Holdings,Inc.:
4.00%, 3/1/2027 (a)	130,000	127,960
6.13%, 3/1/2028 (a)	60,000	61,918
		8,739,555
TEXTILES — 0.1%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 5/1/2025 (a)	115,000	80,765

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
5.45%, 11/1/2041	$23,000	$21,581
5.88%, 12/15/2027 (a)	47,000	50,520
6.20%, 10/1/2040	25,000	24,208
6.75%, 12/31/2025 (a) (b)	124,000	130,799
		227,108
TRANSPORTATION — 0.6%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	90,000	77,393
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	50,000	50,503
Global Ship Lease, Inc. 9.88%, 11/15/2022 (a)	48,000	48,678
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a)	97,000	94,646
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	75,000	28,342
Teekay Corp. 9.25%, 11/15/2022 (a)	13,000	12,041
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	50,000	51,168
Western Global Airlines LLC:
10.38%, 8/15/2025 (a)	50,000	51,375
Series SEPt, 10.38%, 8/15/2025 (a)	10,000	10,323
XPO CNW, Inc. 6.70%, 5/1/2034	25,000	26,750
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	55,000	56,195
6.25%, 5/1/2025 (a)	75,000	80,183
6.50%, 6/15/2022 (a)	140,000	140,320
6.75%, 8/15/2024 (a)	75,000	79,387
		807,304
TRUCKING & LEASING — 0.2%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (d)	50,000	42,843
Fortress Transportation & Infrastructure Investors LLC:
6.50%, 10/1/2025 (a)	50,000	49,422
6.75%, 3/15/2022 (a)	85,000	84,354
Fortress Transportation and Infrastructure Investors LLC 9.75%, 8/1/2027 (a)	55,000	58,831
		235,450
TOTAL CORPORATE BONDS & NOTES (Cost $126,132,363)		126,638,284

Security Description	Shares	Value
COMMON STOCKS — 0.0%(e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Tapstone Energy Holdings (h) (i)	158	$—
Weatherford International PLC (b) (i)	2,574	5,019
TOTAL COMMON STOCKS (Cost $59,218)		5,019
PREFERRED STOCKS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Tapstone Energy Holdings LLC 0.00% (Cost $854)(h)	324	855
Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Tapstone Energy Holdings III, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 4.00%, 5.00%, 4/17/2024 (h) (Cost $121)	$121	121
	Shares
SHORT-TERM INVESTMENTS — 7.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (j) (k)	676,457	676,592
State Street Navigator Securities Lending Portfolio II (l) (m)	8,337,700	8,337,700
TOTAL SHORT-TERM INVESTMENTS (Cost $9,014,360)		9,014,292
TOTAL INVESTMENTS — 105.7% (Cost $135,206,916)		135,658,571
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(7,289,083)
NET ASSETS — 100.0%		$128,369,488
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 57.3% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	When-issued security.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

(e)	Amount is less than 0.05% of net assets.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2020. Maturity date shown is the final maturity.
(g)	Security is currently in default and/or issuer is in bankruptcy.
(h)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securities is $976, representing less than 0.05% of the Fund's net assets.
(i)	Non-income producing security.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at September 30, 2020.
(l)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$126,638,284	$—	$126,638,284
Common Stocks	5,019	—	0(a)	5,019
Preferred Stocks	—	—	855	855
Senior Floating Rate Loans	—	—	121	121
Short-Term Investments	9,014,292	—	—	9,014,292
TOTAL INVESTMENTS	$9,019,311	$126,638,284	$976	$135,658,571
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2020.
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,087,305	$1,087,740	$7,053,443	$7,464,397	$(126)	$(68)	676,457	$676,592	$428
State Street Navigator Securities Lending Portfolio II	8,645,524	8,645,524	5,580,302	5,888,126	—	—	8,337,700	8,337,700	7,711
Total		$9,733,264	$12,633,745	$13,352,523	$(126)	$(68)		$9,014,292	$8,139
See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
3.75%, 10/1/2021	$754,000	$777,691
3.75%, 2/15/2023	1,020,000	1,088,065
4.20%, 4/15/2024	836,000	926,280
4.65%, 10/1/2028	700,000	829,206
4.75%, 3/30/2030 (a)	706,000	847,687
Omnicom Group, Inc.:
2.45%, 4/30/2030	981,000	1,009,439
4.20%, 6/1/2030	817,000	956,192
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	1,632,000	1,838,872
3.63%, 5/1/2022 (a)	1,995,000	2,089,942
3.65%, 11/1/2024	850,000	935,867
WPP Finance 2010:
3.63%, 9/7/2022	930,000	977,244
3.75%, 9/19/2024	700,500	768,203
		13,044,688
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
1.88%, 6/15/2023	1,036,000	1,033,296
2.13%, 3/1/2022	547,000	551,589
2.25%, 6/15/2026	551,000	530,696
2.60%, 10/30/2025 (a)	677,000	671,638
2.70%, 5/1/2022	1,377,000	1,398,949
2.70%, 2/1/2027	1,423,000	1,387,738
2.80%, 3/1/2023	734,000	747,704
2.80%, 3/1/2024	222,000	225,759
2.80%, 3/1/2027 (a)	679,000	659,540
2.85%, 10/30/2024	729,000	737,974
2.95%, 2/1/2030 (a)	1,154,000	1,116,760
3.10%, 5/1/2026	2,012,000	2,021,034
3.20%, 3/1/2029	2,176,000	2,149,714
3.25%, 3/1/2028 (a)	638,000	630,433
3.45%, 11/1/2028	693,000	694,850
4.51%, 5/1/2023	3,970,000	4,183,308
4.88%, 5/1/2025	4,152,000	4,519,618
5.04%, 5/1/2027	3,284,000	3,626,620
5.15%, 5/1/2030	6,958,000	7,821,140
General Dynamics Corp.:
1.88%, 8/15/2023	1,191,000	1,235,353
2.13%, 8/15/2026	586,000	629,792
2.25%, 11/15/2022	824,000	853,516
2.38%, 11/15/2024	864,000	923,918
2.63%, 11/15/2027 (a)	378,000	413,063
3.25%, 4/1/2025	1,224,000	1,357,416
3.38%, 5/15/2023	733,000	788,041
3.50%, 5/15/2025 (a)	1,127,000	1,262,871
3.50%, 4/1/2027	2,665,000	3,061,472
3.63%, 4/1/2030	1,380,000	1,641,427
Security Description	Principal Amount	Value
3.75%, 5/15/2028 (a)	$220,000	$258,190
Hexcel Corp.:
3.95%, 2/15/2027 (a)	536,000	576,409
4.70%, 8/15/2025	585,000	652,176
L3 Technologies, Inc. 4.40%, 6/15/2028	24,000	28,324
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	41,000	44,836
3.83%, 4/27/2025	828,000	925,116
3.85%, 6/15/2023	912,000	988,006
3.85%, 12/15/2026	778,000	893,782
3.95%, 5/28/2024	612,000	674,491
4.40%, 6/15/2028	1,221,000	1,456,665
4.40%, 6/15/2028	1,893,000	2,260,280
Lockheed Martin Corp.:
1.85%, 6/15/2030 (a)	645,000	670,729
2.90%, 3/1/2025	2,764,000	3,020,499
3.10%, 1/15/2023	911,000	965,177
3.55%, 1/15/2026	776,000	883,383
Northrop Grumman Corp.:
2.55%, 10/15/2022	2,671,000	2,782,942
2.93%, 1/15/2025	3,268,000	3,556,401
3.20%, 2/1/2027 (a)	2,548,000	2,847,721
3.25%, 8/1/2023 (a)	696,000	751,158
3.25%, 1/15/2028	526,000	591,450
4.40%, 5/1/2030 (a)	1,431,000	1,765,239
Raytheon Technologies Corp.:
2.25%, 7/1/2030 (a)	50,000	52,668
2.50%, 12/15/2022 (b)	1,364,000	1,414,768
2.80%, 3/15/2022 (b)	2,201,000	2,269,231
3.13%, 5/4/2027 (a)	2,036,000	2,261,833
3.20%, 3/15/2024 (b)	1,319,000	1,418,215
3.50%, 3/15/2027 (b)	1,593,000	1,793,431
3.70%, 12/15/2023 (b)	1,219,000	1,324,553
3.95%, 8/16/2025	2,581,000	2,936,068
4.13%, 11/16/2028	4,487,000	5,309,288
6.70%, 8/1/2028	500,000	678,690
7.50%, 9/15/2029	116,000	169,996
Rockwell Collins, Inc. 3.50%, 3/15/2027	50,142	55,442
		93,152,386
AGRICULTURE — 1.2%
Altria Group, Inc.:
2.35%, 5/6/2025	815,000	861,292
2.63%, 9/16/2026	1,064,000	1,141,023
2.85%, 8/9/2022 (a)	3,825,000	3,980,257
2.95%, 5/2/2023	715,000	753,517
3.40%, 5/6/2030 (a)	1,396,000	1,520,565
3.49%, 2/14/2022	1,117,000	1,161,267
3.80%, 2/14/2024	1,985,000	2,166,687
4.00%, 1/31/2024	1,439,000	1,580,425
4.40%, 2/14/2026	2,656,000	3,063,510
4.80%, 2/14/2029	2,547,000	3,014,629
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	1,249,000	1,353,691

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 3/27/2025 (a)	$475,000	$515,997
3.25%, 3/27/2030	2,239,000	2,559,132
BAT Capital Corp.:
2.26%, 3/25/2028	1,350,000	1,357,560
2.76%, 8/15/2022	3,522,000	3,647,031
2.79%, 9/6/2024	832,000	878,883
3.22%, 8/15/2024	1,208,000	1,291,147
3.22%, 9/6/2026	3,513,000	3,775,491
3.46%, 9/6/2029	1,102,000	1,174,974
3.56%, 8/15/2027	1,854,000	2,003,210
4.70%, 4/2/2027	1,076,000	1,235,625
4.91%, 4/2/2030	4,937,000	5,808,134
BAT International Finance PLC 1.67%, 3/25/2026	1,350,000	1,355,846
Bunge, Ltd. Finance Corp.:
1.63%, 8/17/2025	996,000	999,287
3.00%, 9/25/2022	929,000	965,370
3.25%, 8/15/2026	845,000	910,344
3.75%, 9/25/2027	858,000	931,539
4.35%, 3/15/2024	1,046,000	1,150,600
Philip Morris International, Inc.:
1.13%, 5/1/2023	1,399,000	1,420,587
1.50%, 5/1/2025 (a)	1,148,000	1,184,151
2.10%, 5/1/2030	1,120,000	1,155,795
2.13%, 5/10/2023	1,487,000	1,541,766
2.38%, 8/17/2022	1,003,000	1,037,904
2.50%, 8/22/2022	1,290,000	1,339,833
2.50%, 11/2/2022	1,570,000	1,634,307
2.63%, 2/18/2022	699,000	719,390
2.63%, 3/6/2023	747,000	784,470
2.75%, 2/25/2026 (a)	1,056,000	1,154,535
2.88%, 5/1/2024	981,000	1,052,436
2.90%, 11/15/2021	677,000	695,462
3.13%, 8/17/2027 (a)	615,000	687,201
3.13%, 3/2/2028 (a)	725,000	802,068
3.25%, 11/10/2024	1,221,000	1,342,184
3.38%, 8/11/2025	735,000	818,114
3.38%, 8/15/2029	901,000	1,022,148
3.60%, 11/15/2023	407,000	443,760
Reynolds American, Inc.:
4.00%, 6/12/2022 (a)	1,367,000	1,442,404
4.45%, 6/12/2025	2,061,000	2,322,149
4.85%, 9/15/2023	878,000	977,390
		74,735,087
AIRLINES — 0.3%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	453,216	369,711
American Airlines 2015-1 Pass Through Trust Class A, 3.38%, 11/1/2028	551,493	452,461
Security Description	Principal Amount	Value
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	$498,868	$478,295
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	530,137	508,985
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	703,872	661,555
American Airlines 2016-3 Pass Through Trust Class AA, 3.00%, 4/15/2030	709,635	663,871
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	491,449	470,326
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	523,460	492,529
Continental Airlines 2007-1 Pass Through Trust Series 071A, 5.98%, 10/19/2023	462,639	448,867
Continental Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	158,624	154,836
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	576,030	551,284
Delta Air Lines 2007-1 Pass Through Trust Series 071A, 6.82%, 2/10/2024	295,778	294,690
Delta Air Lines 2019-1 Pass Through Trust Series AA, 3.20%, 10/25/2025	725,000	714,270
Delta Air Lines 2020-1 Pass Through Trust Series AA, 2.00%, 12/10/2029	500,000	484,430
Southwest Airlines Co.:
2.63%, 2/10/2030	639,000	602,341
2.75%, 11/16/2022	84,000	86,571
3.00%, 11/15/2026	711,000	713,204
3.45%, 11/16/2027 (a)	435,000	439,454
4.75%, 5/4/2023	1,833,000	1,955,628
5.13%, 6/15/2027	2,895,000	3,157,200
5.25%, 5/4/2025	2,330,000	2,567,380

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Spirit Airlines Pass Through Trust Series A, 4.10%, 10/1/2029	$514,760	$460,077
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	704,211	673,148
United Airlines 2014-1 Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	510,995	498,506
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	602,487	563,006
United Airlines 2016-1 Pass Through Trust Series AA, 3.10%, 1/7/2030	615,282	594,418
United Airlines 2016-2 Pass Through Trust Series AA, 2.88%, 4/7/2030	433,923	410,725
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	465,037	380,791
		19,848,559
APPAREL — 0.3%
NIKE, Inc.:
2.25%, 5/1/2023	464,000	484,773
2.38%, 11/1/2026	1,372,000	1,495,164
2.40%, 3/27/2025	2,508,000	2,696,702
2.75%, 3/27/2027 (a)	1,318,000	1,462,018
2.85%, 3/27/2030 (a)	2,307,000	2,589,054
PVH Corp. 4.63%, 7/10/2025 (a) (b)	410,000	428,208
Ralph Lauren Corp.:
1.70%, 6/15/2022	770,000	784,561
2.95%, 6/15/2030	1,073,000	1,119,536
3.75%, 9/15/2025	666,000	747,425
Tapestry, Inc.:
3.00%, 7/15/2022	699,000	705,445
4.13%, 7/15/2027	914,000	900,656
4.25%, 4/1/2025	724,000	756,153
VF Corp.:
2.05%, 4/23/2022	1,518,000	1,553,263
2.40%, 4/23/2025 (a)	1,194,000	1,266,249
2.80%, 4/23/2027	725,000	786,357
2.95%, 4/23/2030	1,321,000	1,438,978
		19,214,542
AUTO MANUFACTURERS — 2.1%
American Honda Finance Corp.:
1.95%, 5/20/2022	1,172,000	1,200,210
Security Description	Principal Amount	Value
Series GMTN, 2.30%, 9/9/2026 (a)	$804,000	$856,027
Series GMTN, 3.45%, 7/14/2023	432,000	465,683
Series GMTN, 3.50%, 2/15/2028	710,000	808,229
Series GMTN, 3.55%, 1/12/2024 (a)	908,000	989,175
Series MTN, 0.65%, 9/8/2023	1,725,000	1,726,622
Series MTN, 0.88%, 7/7/2023	2,937,000	2,959,233
Series MTN, 1.00%, 9/10/2025 (a)	2,250,000	2,253,645
Series MTN, 1.20%, 7/8/2025	1,180,000	1,188,921
Series MTN, 1.95%, 5/10/2023	1,576,000	1,631,901
Series MTN, 2.05%, 1/10/2023	1,631,000	1,684,758
Series MTN, 2.15%, 9/10/2024 (a)	812,000	853,396
Series MTN, 2.20%, 6/27/2022	739,000	761,103
Series MTN, 2.35%, 1/8/2027	1,318,000	1,405,054
Series MTN, 2.40%, 6/27/2024	1,134,000	1,198,445
Series MTN, 2.60%, 11/16/2022	929,000	970,155
Series MTN, 2.90%, 2/16/2024	926,000	989,625
Series MTN, 3.63%, 10/10/2023	2,309,000	2,514,155
Cummins, Inc.:
0.75%, 9/1/2025	665,000	666,895
1.50%, 9/1/2030	1,400,000	1,392,440
3.65%, 10/1/2023	948,000	1,030,931
General Motors Co.:
4.00%, 4/1/2025	345,000	370,765
4.20%, 10/1/2027	698,000	747,041
4.88%, 10/2/2023	1,741,000	1,893,076
5.00%, 10/1/2028	1,212,000	1,360,264
5.40%, 10/2/2023	891,000	982,390
6.13%, 10/1/2025	3,159,000	3,669,779
6.80%, 10/1/2027	901,000	1,095,832
General Motors Financial Co., Inc.:
1.70%, 8/18/2023 (a)	1,355,000	1,358,238
2.70%, 8/20/2027 (a)	1,619,000	1,609,594
2.75%, 6/20/2025	2,011,000	2,062,059
2.90%, 2/26/2025	804,000	827,959
3.15%, 6/30/2022	2,296,000	2,358,359
3.25%, 1/5/2023	1,120,000	1,158,214
3.45%, 1/14/2022	2,283,000	2,340,486
3.45%, 4/10/2022	1,468,000	1,506,535
3.50%, 11/7/2024	863,000	907,470

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 7/8/2022	$2,575,000	$2,660,207
3.60%, 6/21/2030	4,257,000	4,399,865
3.70%, 5/9/2023	2,205,000	2,306,210
3.85%, 1/5/2028	338,000	355,258
3.95%, 4/13/2024	1,671,000	1,771,243
4.00%, 1/15/2025	1,745,000	1,864,620
4.00%, 10/6/2026	2,684,000	2,885,300
4.15%, 6/19/2023	1,237,000	1,313,100
4.20%, 11/6/2021	749,000	771,942
4.25%, 5/15/2023	920,000	977,969
4.30%, 7/13/2025	1,085,000	1,177,019
4.35%, 4/9/2025	1,014,000	1,103,161
4.35%, 1/17/2027 (a)	1,294,000	1,406,694
5.10%, 1/17/2024	2,636,000	2,880,094
5.20%, 3/20/2023	2,281,000	2,474,634
5.25%, 3/1/2026	2,198,000	2,479,608
5.65%, 1/17/2029	593,000	691,978
PACCAR Financial Corp.:
3.40%, 8/9/2023	653,000	706,879
Series MTN, 0.35%, 8/11/2023 (a)	1,086,000	1,084,556
Series MTN, 0.80%, 6/8/2023	530,000	535,014
Series MTN, 1.80%, 2/6/2025	849,000	890,363
Series MTN, 1.90%, 2/7/2023 (a)	575,000	594,521
Series MTN, 2.00%, 9/26/2022	595,000	613,356
Series MTN, 2.15%, 8/15/2024 (a)	607,000	641,453
Series MTN, 2.30%, 8/10/2022	442,000	457,466
Series MTN, 2.65%, 5/10/2022	745,000	771,827
Series MTN, 2.65%, 4/6/2023	904,000	953,584
Series MTN, 2.85%, 3/1/2022	104,000	107,648
Toyota Motor Corp.:
2.16%, 7/2/2022	734,000	756,747
2.36%, 7/2/2024 (a)	751,000	797,359
2.76%, 7/2/2029 (a)	674,000	749,488
3.42%, 7/20/2023 (a)	820,000	886,641
3.67%, 7/20/2028	767,000	903,725
Toyota Motor Credit Corp.:
3.35%, 1/8/2024 (a)	849,000	922,829
3.65%, 1/8/2029	761,000	892,440
Series GMTN, 2.70%, 1/11/2023	1,107,000	1,162,538
Series GMTN, 2.80%, 7/13/2022	737,000	768,757
Series GMTN, 3.05%, 1/11/2028	828,000	928,867
Series GMTN, 3.45%, 9/20/2023	841,000	913,023
Security Description	Principal Amount	Value
Series MTN, 0.45%, 7/22/2022	$1,700,000	$1,703,672
Series MTN, 0.50%, 8/14/2023	2,500,000	2,504,100
Series MTN, 1.15%, 5/26/2022	1,522,000	1,541,390
Series MTN, 1.15%, 8/13/2027	1,431,000	1,428,210
Series MTN, 1.35%, 8/25/2023 (a)	1,873,000	1,920,574
Series MTN, 1.80%, 2/13/2025 (a)	1,880,000	1,964,675
Series MTN, 2.00%, 10/7/2024	1,119,000	1,175,812
Series MTN, 2.15%, 9/8/2022	910,000	940,458
Series MTN, 2.15%, 2/13/2030 (a)	841,000	886,507
Series MTN, 2.25%, 10/18/2023	927,000	974,861
Series MTN, 2.60%, 1/11/2022	2,314,000	2,379,880
Series MTN, 2.63%, 1/10/2023 (a)	857,000	898,505
Series MTN, 2.65%, 4/12/2022	1,397,000	1,445,574
Series MTN, 2.90%, 3/30/2023	846,000	896,828
Series MTN, 2.90%, 4/17/2024	805,000	867,001
Series MTN, 3.00%, 4/1/2025	1,853,000	2,028,090
Series MTN, 3.20%, 1/11/2027	1,072,000	1,202,248
Series MTN, 3.30%, 1/12/2022	1,826,000	1,894,238
Series MTN, 3.38%, 4/1/2030	974,000	1,124,989
Series MTN, 3.40%, 4/14/2025	489,000	544,751
		128,675,010
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Corp. 4.15%, 3/15/2024	859,000	943,732
Aptiv PLC 4.35%, 3/15/2029 (a)	813,000	921,235
BorgWarner, Inc.:
2.65%, 7/1/2027 (a)	1,067,000	1,124,661
3.38%, 3/15/2025 (a)	845,000	913,487
Lear Corp.:
3.50%, 5/30/2030 (a)	525,000	535,505
3.80%, 9/15/2027	848,000	892,554
4.25%, 5/15/2029	362,000	391,253
Magna International, Inc.:
2.45%, 6/15/2030	764,000	803,506

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 6/15/2024 (a)	$1,258,000	$1,383,247
4.15%, 10/1/2025	752,000	858,370
		8,767,550
BANKS — 26.4%
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	739,000	758,118
2.63%, 5/19/2022	1,254,000	1,299,834
Series MTN, 2.05%, 11/21/2022	1,476,000	1,528,472
Series MTN, 2.63%, 11/9/2022	1,339,000	1,402,040
Series MTN, 3.70%, 11/16/2025 (a)	944,000	1,080,285
Banco Bilbao Vizcaya Argentaria SA:
0.88%, 9/18/2023 (a)	3,200,000	3,199,936
1.13%, 9/18/2025 (a)	3,400,000	3,382,286
Banco Santander SA:
2.71%, 6/27/2024	4,235,000	4,479,317
2.75%, 5/28/2025	4,957,000	5,205,197
3.13%, 2/23/2023	1,110,000	1,162,359
3.31%, 6/27/2029	1,407,000	1,532,350
3.49%, 5/28/2030 (a)	1,863,000	2,033,725
3.50%, 4/11/2022	922,000	955,828
3.80%, 2/23/2028	1,715,000	1,884,133
3.85%, 4/12/2023	1,327,000	1,416,599
4.25%, 4/11/2027	1,363,000	1,539,304
4.38%, 4/12/2028	847,000	961,726
5.18%, 11/19/2025	3,257,000	3,689,334
Bancolombia SA 3.00%, 1/29/2025	782,000	782,727
Bank of America Corp.:
4.10%, 7/24/2023	4,590,000	5,031,099
5.70%, 1/24/2022	1,533,000	1,638,179
6.22%, 9/15/2026 (a)	495,000	609,914
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	4,434,000	4,722,432
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	8,936,000	9,380,566
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	2,327,000	2,543,178
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	1,480,000	1,530,246
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	9,812,000	10,924,877
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	2,284,000	2,578,750
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	3,280,000	3,473,061
Security Description	Principal Amount	Value
Series GMTN, 3.30%, 1/11/2023	$3,629,000	$3,850,841
Series GMTN, 3.50%, 4/19/2026	4,128,000	4,631,657
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (c)	2,374,000	2,465,684
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	3,605,000	4,050,181
Series L, 3.95%, 4/21/2025	4,287,000	4,763,457
Series L, 4.18%, 11/25/2027	4,578,000	5,243,504
Series MTN, 2.50%, 10/21/2022	4,189,000	4,278,268
Series MTN, 3.25%, 10/21/2027	4,538,000	5,019,255
Series MTN, 3.88%, 8/1/2025	2,762,000	3,139,897
Series MTN, 4.00%, 4/1/2024 (a)	2,648,000	2,934,249
Series MTN, 4.00%, 1/22/2025	4,382,000	4,881,767
Series MTN, 4.13%, 1/22/2024	2,320,000	2,569,284
Series MTN, 4.20%, 8/26/2024	3,565,000	3,969,128
Series MTN, 4.25%, 10/22/2026	2,912,000	3,365,311
Series MTN, 4.45%, 3/3/2026	4,342,000	5,002,158
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (a) (c)	2,852,000	2,957,381
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	3,246,000	3,424,433
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	3,316,000	3,592,024
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	3,601,000	3,903,880
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	2,947,000	3,085,391
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	5,561,000	6,211,526
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	3,495,000	4,009,883
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	2,737,000	2,951,006
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	1,833,000	1,891,106

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	$2,618,000	$2,885,429
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	4,451,000	5,162,448
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	4,799,000	5,628,219
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	2,406,000	2,724,458
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	3,875,000	3,879,999
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	3,944,000	3,969,518
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (a) (c)	1,572,000	1,599,290
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	3,955,000	3,951,757
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (c)	850,000	882,725
Bank of Montreal:
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (c)	1,510,000	1,627,025
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (c)	823,000	916,098
Series E, 3.30%, 2/5/2024	3,797,000	4,115,910
Series MTN, 1.85%, 5/1/2025 (a)	3,520,000	3,670,691
Series MTN, 2.05%, 11/1/2022	765,000	790,972
Series MTN, 2.35%, 9/11/2022	1,230,000	1,278,524
Series MTN, 2.50%, 6/28/2024	693,000	737,768
Series MTN, 2.55%, 11/6/2022	1,281,000	1,338,222
Series MTN, 2.90%, 3/26/2022	2,263,000	2,348,292
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	1,016,000	1,113,831
Series 0012, 3.65%, 2/4/2024 (a)	815,000	895,000
Series G, 3.00%, 2/24/2025	862,000	944,519
Series MTN, 1.60%, 4/24/2025 (a)	4,070,000	4,231,009
Security Description	Principal Amount	Value
Series MTN, 1.85%, 1/27/2023 (a)	$839,000	$866,058
Series MTN, 1.95%, 8/23/2022 (a)	1,466,000	1,510,625
Series MTN, 2.10%, 10/24/2024	1,667,000	1,764,069
Series MTN, 2.20%, 8/16/2023 (a)	1,984,000	2,081,454
Series MTN, 2.45%, 8/17/2026	764,000	834,433
Series MTN, 2.60%, 2/7/2022 (a)	2,232,000	2,296,036
Series MTN, 2.80%, 5/4/2026	1,405,000	1,556,389
Series MTN, 2.95%, 1/29/2023	1,220,000	1,285,185
Series MTN, 3.00%, 10/30/2028	858,000	955,838
Series MTN, 3.25%, 9/11/2024	588,000	644,689
Series MTN, 3.25%, 5/16/2027	1,537,000	1,748,583
Series MTN, 3.30%, 8/23/2029	1,656,000	1,893,619
Series MTN, 3.40%, 1/29/2028	776,000	897,467
Series MTN, 3.45%, 8/11/2023	610,000	662,491
Series MTN, 3.50%, 4/28/2023 (a)	611,000	658,383
Series MTN, 3.85%, 4/28/2028	1,313,000	1,583,005
Series MTN, 3.95%, 11/18/2025	738,000	856,619
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (c)	1,081,000	1,118,770
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	1,618,000	1,854,713
Bank of Nova Scotia:
0.55%, 9/15/2023	3,000,000	3,001,710
1.30%, 6/11/2025	3,506,000	3,573,526
1.63%, 5/1/2023	1,823,000	1,871,674
1.95%, 2/1/2023	1,220,000	1,258,955
2.00%, 11/15/2022	1,264,000	1,304,777
2.20%, 2/3/2025	1,953,000	2,061,450
2.38%, 1/18/2023	1,020,000	1,062,758
2.70%, 3/7/2022	2,090,000	2,159,931
2.70%, 8/3/2026	1,694,000	1,855,777
3.40%, 2/11/2024	1,249,000	1,357,226
4.50%, 12/16/2025	830,000	959,231
Series BKNT, 2.45%, 9/19/2022 (a)	1,334,000	1,389,174
BankUnited, Inc.:
4.88%, 11/17/2025	810,000	916,969
5.13%, 6/11/2030	1,790,000	1,954,805

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Barclays Bank PLC:
1.70%, 5/12/2022	$5,226,000	$5,314,424
Series BKNT, 3.75%, 5/15/2024	372,000	409,274
Barclays PLC:
3.65%, 3/16/2025	2,841,000	3,067,087
3.68%, 1/10/2023	2,306,000	2,379,239
4.34%, 1/10/2028	795,000	885,415
4.38%, 9/11/2024	845,000	897,213
4.38%, 1/12/2026	4,856,000	5,453,337
4.84%, 5/9/2028	9,700,000	10,529,738
5.20%, 5/12/2026	141,000	156,509
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	2,815,000	3,020,917
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (c)	3,304,000	3,456,281
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	3,857,000	4,136,363
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	2,545,000	2,974,469
3 Month USD LIBOR + 2.45%, 2.85%, 5/7/2026 (c)	2,766,000	2,873,238
BB&T Corp. Series MTN, 2.75%, 4/1/2022	1,678,000	1,733,122
BBVA USA:
2.50%, 8/27/2024	795,000	828,748
Series BKNT, 2.88%, 6/29/2022	751,000	773,800
Series BKNT, 3.88%, 4/10/2025	722,000	775,414
BNP Paribas SA:
Series MTN, 3.25%, 3/3/2023	1,939,000	2,069,533
Series MTN, 4.25%, 10/15/2024	1,131,000	1,254,539
BPCE SA:
4.00%, 4/15/2024	1,952,000	2,164,260
Series MTN, 2.75%, 12/2/2021	921,000	946,843
Series MTN, 3.38%, 12/2/2026	759,000	851,348
Branch Banking & Trust Co.:
2.63%, 1/15/2022	1,347,000	1,383,665
Series BKNT, 3.80%, 10/30/2026	681,000	787,808
Canadian Imperial Bank of Commerce:
0.95%, 6/23/2023	1,716,000	1,731,341
2.25%, 1/28/2025	1,369,000	1,443,077
2.55%, 6/16/2022	966,000	1,003,413
3.10%, 4/2/2024	2,221,000	2,397,614
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (c)	$842,000	$871,857
Series BKNT, 3.50%, 9/13/2023	1,588,000	1,726,934
Capital One NA:
2.15%, 9/6/2022	350,000	359,405
Series BKNT, 2.65%, 8/8/2022	140,000	144,890
CIT Bank NA Series BKNT, SOFR + 1.72%, 2.97%, 9/27/2025 (c)	118,000	116,989
Citibank NA Series BKNT, 3.65%, 1/23/2024 (a)	3,292,000	3,607,374
Citigroup, Inc.:
2.70%, 10/27/2022 (a)	2,669,000	2,782,139
2.75%, 4/25/2022	3,938,000	4,070,041
2.90%, 12/8/2021	1,592,000	1,635,414
3.20%, 10/21/2026	3,505,000	3,863,281
3.30%, 4/27/2025	2,647,000	2,914,003
3.38%, 3/1/2023	849,000	902,725
3.40%, 5/1/2026	3,726,000	4,140,480
3.50%, 5/15/2023 (a)	1,783,000	1,900,910
3.70%, 1/12/2026	2,876,000	3,230,323
3.75%, 6/16/2024	748,000	824,416
3.88%, 10/25/2023	1,038,000	1,135,136
3.88%, 3/26/2025	3,941,000	4,352,401
4.00%, 8/5/2024	1,564,000	1,718,070
4.05%, 7/30/2022	1,612,000	1,711,106
4.13%, 7/25/2028	1,811,000	2,078,195
4.30%, 11/20/2026	3,750,000	4,289,212
4.40%, 6/10/2025	5,777,000	6,507,097
4.45%, 9/29/2027	4,073,000	4,724,354
4.50%, 1/14/2022	3,640,000	3,826,222
4.60%, 3/9/2026	1,807,000	2,064,082
5.50%, 9/13/2025	1,732,000	2,049,198
6.63%, 1/15/2028	91,000	117,931
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (c)	2,483,000	2,562,059
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	2,779,000	2,997,485
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	3,261,000	3,384,625
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	2,422,000	2,621,113
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	2,926,000	3,253,419
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	5,673,000	6,538,132

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (c)	$3,016,000	$3,477,810
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	3,117,000	3,497,617
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	2,486,000	2,814,749
SOFR + 0.87%, 2.31%, 11/4/2022 (c)	1,195,000	1,217,108
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	2,071,000	2,186,727
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	2,386,000	2,575,329
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	1,873,000	1,918,364
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	5,484,000	5,759,187
SOFR + 2.75%, 3.11%, 4/8/2026 (c)	4,862,000	5,252,224
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	5,029,000	6,022,227
Citizens Bank NA/Providence RI:
Series BKNT, 2.25%, 4/28/2025	1,267,000	1,348,126
Series BKNT, 2.65%, 5/26/2022	617,000	637,497
Series BKNT, 3.25%, 2/14/2022	988,000	1,023,499
Series BKNT, 3.70%, 3/29/2023	865,000	925,351
Series BKNT, 3.75%, 2/18/2026	542,000	619,517
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	789,000	835,204
2.85%, 7/27/2026	718,000	789,678
3.25%, 4/30/2030 (a)	953,000	1,051,607
Comerica Bank:
Series BKNT, 2.50%, 7/23/2024	595,000	631,509
Series BKNT, 4.00%, 7/27/2025	500,000	550,205
Comerica, Inc.:
3.70%, 7/31/2023	2,311,000	2,502,235
4.00%, 2/1/2029 (a)	841,000	956,688
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	1,649,000	1,699,773
2.75%, 1/10/2023 (a)	888,000	933,883
3.88%, 2/8/2022 (a)	1,984,000	2,077,883
3.95%, 11/9/2022	2,435,000	2,590,012
4.38%, 8/4/2025	1,756,000	1,982,752
4.63%, 12/1/2023	1,828,000	2,030,414
Series BKNT, 3.75%, 7/21/2026	3,862,000	4,311,266
Security Description	Principal Amount	Value
Series MTN, 3.38%, 5/21/2025	$2,252,000	$2,530,798
Credit Suisse AG:
1.00%, 5/5/2023	2,721,000	2,748,917
2.10%, 11/12/2021	2,224,000	2,265,900
2.80%, 4/8/2022	2,368,000	2,452,135
2.95%, 4/9/2025	2,786,000	3,038,356
Series MTN, 3.63%, 9/9/2024	3,250,000	3,596,028
Credit Suisse Group Funding Guernsey, Ltd.:
3.75%, 3/26/2025	2,761,000	3,056,179
3.80%, 9/15/2022	5,149,000	5,450,834
3.80%, 6/9/2023	3,094,000	3,329,175
4.55%, 4/17/2026	842,000	981,856
Deutsche Bank AG:
3.30%, 11/16/2022	968,000	999,925
3.70%, 5/30/2024	1,560,000	1,647,859
3.70%, 5/30/2024 (a)	961,000	1,010,693
3.95%, 2/27/2023	1,799,000	1,890,731
4.10%, 1/13/2026	232,000	247,177
4.10%, 1/13/2026	610,000	652,169
4.25%, 10/14/2021	3,067,000	3,151,864
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	1,630,000	1,642,763
SOFR + 2.58%, 3.96%, 11/26/2025 (c)	2,788,000	2,962,501
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	2,140,000	2,166,814
Series D, 5.00%, 2/14/2022	930,000	972,110
Discover Bank:
2.45%, 9/12/2024	876,000	923,882
Series BKNT, 2.70%, 2/6/2030	738,000	771,195
Series BKNT, 3.35%, 2/6/2023	1,044,000	1,104,646
Series BKNT, 3.45%, 7/27/2026	1,643,000	1,799,003
Series BKNT, 4.20%, 8/8/2023	796,000	871,142
Series BKNT, 4.25%, 3/13/2026	710,000	808,456
Series BKNT, 4.65%, 9/13/2028	797,000	938,428
Series BKNT, USD 5 Year Swap Rate + 1.73%, 4.68%, 8/9/2028 (c)	832,000	868,916
Fifth Third Bancorp:
1.63%, 5/5/2023	1,095,000	1,122,912
2.38%, 1/28/2025	1,572,000	1,664,607
2.55%, 5/5/2027	1,080,000	1,160,363
2.60%, 6/15/2022 (a)	1,044,000	1,078,744
3.50%, 3/15/2022	843,000	876,998
3.65%, 1/25/2024	1,872,000	2,042,408
3.95%, 3/14/2028	1,344,000	1,563,999

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 1/16/2024	$895,000	$988,778
Fifth Third Bank Class BKNT, 2.25%, 2/1/2027	700,000	748,825
Fifth Third Bank NA:
Series BKNT, 1.80%, 1/30/2023	681,000	700,075
Series BKNT, 3.85%, 3/15/2026	773,000	882,534
Series BKNT, 3.95%, 7/28/2025	805,000	920,976
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	880,000	992,693
First Horizon National Corp.:
3.55%, 5/26/2023	822,000	863,774
4.00%, 5/26/2025	1,118,000	1,215,970
First Republic Bank:
Series BKNT, 2.50%, 6/6/2022	810,000	834,681
Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (c)	855,000	877,153
FNB Corp. 2.20%, 2/24/2023	745,000	750,371
Goldman Sachs Group, Inc.:
2.60%, 2/7/2030	2,934,000	3,096,925
3.00%, 4/26/2022	4,590,000	4,656,371
3.20%, 2/23/2023	2,547,000	2,697,375
3.50%, 1/23/2025	12,879,000	14,103,922
3.50%, 4/1/2025	4,962,000	5,471,548
3.50%, 11/16/2026	3,698,000	4,089,692
3.63%, 1/22/2023 (a)	3,001,000	3,204,708
3.63%, 2/20/2024	2,286,000	2,483,693
3.75%, 5/22/2025	2,912,000	3,235,086
3.75%, 2/25/2026	3,352,000	3,773,782
3.80%, 3/15/2030	2,383,000	2,756,702
3.85%, 1/26/2027	4,140,000	4,655,389
4.00%, 3/3/2024	2,538,000	2,796,343
4.25%, 10/21/2025	2,524,000	2,864,790
5.75%, 1/24/2022	8,103,000	8,652,302
5.95%, 1/15/2027	1,340,000	1,656,079
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (c)	4,926,000	5,044,224
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	3,302,000	3,424,867
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	1,746,000	1,808,070
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (c)	2,330,000	2,651,726
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	4,359,000	5,078,017
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	$2,594,000	$2,908,056
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	3,464,000	3,746,281
Series MTN, 3.85%, 7/8/2024	2,314,000	2,534,871
HSBC Holdings PLC:
2.65%, 1/5/2022 (a)	73,000	74,831
3.60%, 5/25/2023	2,833,000	3,017,570
3.90%, 5/25/2026	3,564,000	3,951,906
4.00%, 3/30/2022	1,766,000	1,852,516
4.25%, 3/14/2024 (a)	4,209,000	4,509,481
4.25%, 8/18/2025	2,607,000	2,829,742
4.30%, 3/8/2026	597,000	671,768
4.38%, 11/23/2026	5,504,000	6,075,811
4.95%, 3/31/2030 (a)	5,345,000	6,456,439
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	416,000	433,738
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	506,000	541,541
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (c)	3,401,000	3,517,450
3 Month USD LIBOR + 1.14%, 2.63%, 11/7/2025 (c)	3,190,000	3,310,327
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	1,478,000	1,590,816
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	1,804,000	2,013,300
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	5,799,000	6,685,609
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	5,087,000	5,625,968
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	6,740,000	7,521,840
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	2,661,000	2,651,021
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	6,110,000	6,069,124
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	4,655,000	4,722,265
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	680,000	672,350
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	2,030,000	2,099,203
HSBC USA, Inc. 3.50%, 6/23/2024	746,000	809,858

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	$1,427,000	$1,458,494
2.55%, 2/4/2030	1,166,000	1,222,353
2.63%, 8/6/2024	953,000	1,014,983
4.00%, 5/15/2025	860,000	979,308
Huntington National Bank:
1.80%, 2/3/2023	919,000	943,170
Series BKNT, 2.50%, 8/7/2022	686,000	710,607
Series BKNT, 3.13%, 4/1/2022	845,000	877,245
Series BKNT, 3.55%, 10/6/2023	791,000	859,841
ING Groep NV:
3.15%, 3/29/2022	1,164,000	1,207,487
3.55%, 4/9/2024	2,006,000	2,184,654
3.95%, 3/29/2027	2,228,000	2,557,588
4.05%, 4/9/2029 (a)	1,714,000	2,012,750
4.10%, 10/2/2023	6,293,000	6,898,953
4.55%, 10/2/2028	1,317,000	1,594,334
Intesa Sanpaolo SpA 5.25%, 1/12/2024 (a)	821,000	910,046
JPMorgan Chase & Co.:
2.70%, 5/18/2023	2,246,000	2,369,238
2.95%, 10/1/2026	4,366,000	4,799,238
2.97%, 1/15/2023	3,244,000	3,347,905
3.13%, 1/23/2025	2,799,000	3,050,938
3.20%, 1/25/2023	9,598,000	10,194,804
3.20%, 6/15/2026	2,967,000	3,291,145
3.25%, 9/23/2022	4,452,000	4,705,274
3.30%, 4/1/2026	2,530,000	2,810,931
3.38%, 5/1/2023	2,651,000	2,819,895
3.63%, 5/13/2024 (a)	2,048,000	2,258,719
3.63%, 12/1/2027	930,000	1,038,280
3.88%, 2/1/2024	1,793,000	1,979,633
3.88%, 9/10/2024	4,252,000	4,710,493
3.90%, 7/15/2025	3,919,000	4,431,488
4.13%, 12/15/2026	2,898,000	3,365,969
4.25%, 10/1/2027	1,735,000	2,018,655
7.63%, 10/15/2026	809,000	1,083,971
7.75%, 7/15/2025	55,000	70,157
8.00%, 4/29/2027	433,000	598,254
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	3,807,000	3,955,016
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	1,827,000	1,957,594
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	8,880,000	9,625,742
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	2,421,000	2,504,452
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	$2,562,000	$2,881,712
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	8,184,000	8,995,935
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (c)	4,817,000	5,585,360
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	2,768,000	2,977,261
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	2,984,000	3,426,288
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (c)	2,994,000	3,412,202
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	3,363,000	3,972,645
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	2,380,000	2,863,830
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	3,628,000	4,108,166
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	3,222,000	3,614,955
SOFR + 0.06%, 0.65%, 9/16/2024 (a) (c)	6,665,000	6,668,732
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	3,749,000	3,826,717
SOFR + 1.51%, 2.74%, 10/15/2030 (c)	2,910,000	3,134,681
SOFR + 1.59%, 2.01%, 3/13/2026 (c)	4,790,000	4,976,810
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	4,788,000	4,997,810
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	3,064,000	3,199,858
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	3,737,000	3,973,216
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	2,028,000	2,173,874
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	2,195,000	2,309,162
KeyBank NA:
Series BKNT, 1.25%, 3/10/2023 (a)	1,925,000	1,958,072
Series BKNT, 2.30%, 9/14/2022	831,000	862,021
Series BKNT, 2.40%, 6/9/2022	739,000	762,914
Series BKNT, 2.50%, 11/22/2021	681,000	697,371

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.18%, 10/15/2027	$455,000	$473,883
Series BKNT, 3.30%, 2/1/2022	1,084,000	1,125,745
Series BKNT, 3.30%, 6/1/2025	734,000	819,584
Series BKNT, 3.38%, 3/7/2023	708,000	755,471
Series BKNT, 3.90%, 4/13/2029	726,000	826,086
Series BKNT, 6.95%, 2/1/2028	145,000	187,810
Series MTN, 3.40%, 5/20/2026	808,000	906,027
KeyCorp.:
Series MTN, 2.25%, 4/6/2027 (a)	1,182,000	1,252,187
Series MTN, 2.55%, 10/1/2029 (a)	1,389,000	1,474,424
Series MTN, 4.10%, 4/30/2028 (a)	942,000	1,105,870
Series MTN, 4.15%, 10/29/2025	488,000	561,869
Lloyds Bank PLC 2.25%, 8/14/2022	1,020,000	1,050,274
Lloyds Banking Group PLC:
3.00%, 1/11/2022	1,747,000	1,797,960
3.75%, 1/11/2027 (a)	1,086,000	1,204,743
3.90%, 3/12/2024	1,493,000	1,621,055
4.05%, 8/16/2023	2,641,000	2,861,127
4.38%, 3/22/2028	2,808,000	3,255,764
4.45%, 5/8/2025 (a)	2,009,000	2,269,607
4.50%, 11/4/2024	1,188,000	1,293,126
4.55%, 8/16/2028 (a)	1,843,000	2,170,741
4.58%, 12/10/2025	3,459,000	3,794,108
4.65%, 3/24/2026	2,713,000	3,004,810
1 year CMT + 1.00%, 2.44%, 2/5/2026 (c)	835,000	864,609
1 year CMT + 1.10%, 1.33%, 6/15/2023 (c)	1,533,000	1,540,926
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	2,581,000	2,810,941
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	3,194,000	3,500,528
3 Month USD LIBOR + 1.25%, 2.86%, 3/17/2023 (c)	1,447,000	1,485,895
Series ., 3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	2,290,000	2,376,173
M&T Bank Corp. 3.55%, 7/26/2023 (a)	858,000	930,407
Manufacturers & Traders Trust Co.:
Series BKNT, 2.50%, 5/18/2022	1,131,000	1,168,176
Security Description	Principal Amount	Value
Series BKNT, 2.90%, 2/6/2025	$753,000	$816,779
Series BKNT, 3.40%, 8/17/2027	535,000	597,986
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	2,218,000	2,248,054
2.05%, 7/17/2030	1,773,000	1,790,340
2.19%, 2/25/2025	4,353,000	4,557,809
2.53%, 9/13/2023	795,000	836,014
2.56%, 2/25/2030	1,235,000	1,297,849
2.62%, 7/18/2022	3,027,000	3,136,517
2.67%, 7/25/2022	8,467,000	8,774,183
2.76%, 9/13/2026	875,000	949,025
2.80%, 7/18/2024	1,237,000	1,320,201
3.00%, 2/22/2022 (a)	1,207,000	1,247,072
3.20%, 7/18/2029	2,503,000	2,757,780
3.22%, 3/7/2022	2,065,000	2,142,685
3.29%, 7/25/2027 (a)	779,000	861,270
3.41%, 3/7/2024	1,985,000	2,147,710
3.46%, 3/2/2023	1,509,000	1,608,866
3.68%, 2/22/2027 (a)	844,000	957,484
3.74%, 3/7/2029 (a)	2,041,000	2,337,312
3.76%, 7/26/2023	2,846,000	3,082,133
3.78%, 3/2/2025	1,104,000	1,232,517
3.85%, 3/1/2026	391,000	446,276
3.96%, 3/2/2028	1,202,000	1,388,755
4.05%, 9/11/2028 (a)	748,000	875,923
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	5,125,000	5,131,150
Mizuho Financial Group, Inc.:
2.60%, 9/11/2022	1,462,000	1,518,930
2.84%, 9/13/2026 (a)	852,000	926,422
2.95%, 2/28/2022	1,180,000	1,219,919
3.17%, 9/11/2027	745,000	812,773
3.55%, 3/5/2023	696,000	742,493
3.66%, 2/28/2027 (a)	830,000	926,894
4.02%, 3/5/2028	1,072,000	1,230,838
3 Month USD LIBOR + 0.61%, 0.85%, 9/8/2024 (c)	690,000	688,599
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	1,139,000	1,185,243
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (c)	1,206,000	1,247,354
3 Month USD LIBOR + 0.98%, 2.84%, 7/16/2025 (c)	3,314,000	3,516,320
3 Month USD LIBOR + 0.99%, 1.24%, 7/10/2024 (c)	1,980,000	1,995,959
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	988,000	1,074,341

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (c)	$849,000	$889,718
3 Month USD LIBOR + 1.10%, 2.56%, 9/13/2025 (c)	726,000	762,910
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (c)	768,000	839,071
3 Month USD LIBOR + 1.27%, 1.98%, 9/8/2031 (a) (c)	1,500,000	1,492,515
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	1,201,000	1,395,682
3 Month USD LIBOR + 1.51%, 2.20%, 7/10/2031 (c)	3,855,000	3,903,342
Morgan Stanley:
2.75%, 5/19/2022	4,356,000	4,513,905
3.63%, 1/20/2027	4,163,000	4,711,767
3.95%, 4/23/2027	1,522,000	1,722,052
4.88%, 11/1/2022	4,118,000	4,460,206
5.00%, 11/24/2025	2,237,000	2,627,021
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	4,353,000	4,676,863
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	4,320,000	4,848,854
SOFR + 1.99%, 2.19%, 4/28/2026 (a) (c)	4,951,000	5,180,875
Series F, 3.88%, 4/29/2024	4,552,000	5,024,224
Series GMTN, 3.13%, 1/23/2023	4,132,000	4,365,375
Series GMTN, 3.70%, 10/23/2024	4,083,000	4,530,619
Series GMTN, 3.75%, 2/25/2023	4,043,000	4,339,797
Series GMTN, 3.88%, 1/27/2026	4,714,000	5,365,616
Series GMTN, 4.00%, 7/23/2025	4,745,000	5,372,004
Series GMTN, 4.35%, 9/8/2026	2,206,000	2,545,173
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	6,525,000	7,432,301
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (a) (c)	3,150,000	3,762,644
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	2,658,000	2,839,435
Series MTN, 2.63%, 11/17/2021	4,673,000	4,789,732
Series MTN, 3.13%, 7/27/2026	4,904,000	5,418,969
Security Description	Principal Amount	Value
Series MTN, 4.10%, 5/22/2023	$2,063,000	$2,232,269
Series MTN, 6.25%, 8/9/2026	1,998,000	2,532,745
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	2,505,000	2,663,792
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	3,661,000	4,200,997
MUFG Americas Holdings Corp.:
3.00%, 2/10/2025	409,000	442,546
3.50%, 6/18/2022	64,000	67,187
MUFG Union Bank NA:
Series BKNT, 2.10%, 12/9/2022	842,000	869,508
Series BKNT, 3.15%, 4/1/2022	871,000	904,081
National Australia Bank, Ltd.:
1.88%, 12/13/2022	1,005,000	1,037,431
2.80%, 1/10/2022 (a)	906,000	934,258
2.88%, 4/12/2023	803,000	851,124
3.00%, 1/20/2023	1,259,000	1,331,355
3.38%, 1/14/2026	703,000	794,074
3.63%, 6/20/2023 (a)	840,000	910,661
3.70%, 11/4/2021	1,256,000	1,302,497
Series BKNT, 2.50%, 7/12/2026	1,265,000	1,376,042
Series GMTN, 2.50%, 5/22/2022	845,000	874,575
National Bank of Canada:
1 year CMT + 0.77%, 0.90%, 8/15/2023 (c)	1,055,000	1,058,429
Series MTN, 2.10%, 2/1/2023	1,531,000	1,582,472
Natwest Group PLC:
3.88%, 9/12/2023	3,416,000	3,663,592
6.13%, 12/15/2022	500,000	545,840
1 year CMT + 2.15%, 2.36%, 5/22/2024 (c)	709,000	727,753
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	4,350,000	4,589,772
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	1,319,000	1,365,983
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (c)	1,460,000	1,703,776
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (c)	2,864,000	3,111,192
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (a) (c)	1,408,000	1,620,186

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (c)	$3,424,000	$4,084,455
5 year CMT + 2.10%, 3.75%, 11/1/2029 (c)	855,000	883,608
Northern Trust Corp.:
1.95%, 5/1/2030	2,748,000	2,851,215
2.38%, 8/2/2022	695,000	720,680
3.15%, 5/3/2029 (a)	714,000	815,245
3.65%, 8/3/2028 (a)	460,000	543,522
3.95%, 10/30/2025	832,000	963,040
People's United Bank NA 4.00%, 7/15/2024	755,000	807,231
PNC Bank NA:
3.80%, 7/25/2023	833,000	907,354
3 Month USD LIBOR + 0.00%, 1.74%, 2/24/2023 (c)	805,000	819,088
3 Month USD LIBOR + 0.42%, 2.03%, 12/9/2022 (c)	741,000	754,760
Series BKNT, 2.45%, 7/28/2022 (a)	729,000	753,932
Series BKNT, 2.63%, 2/17/2022	1,099,000	1,131,036
Series BKNT, 2.70%, 11/1/2022	1,164,000	1,216,485
Series BKNT, 2.70%, 10/22/2029	927,000	998,861
Series BKNT, 2.95%, 1/30/2023	825,000	868,115
Series BKNT, 2.95%, 2/23/2025	721,000	787,678
Series BKNT, 3.10%, 10/25/2027	834,000	930,102
Series BKNT, 3.25%, 1/22/2028	1,333,000	1,500,611
Series BKNT, 3.30%, 10/30/2024	827,000	909,121
Series BKNT, 3.50%, 6/8/2023	1,850,000	1,988,880
Series BKNT, 4.05%, 7/26/2028	3,490,000	4,083,265
Series BKNT, 4.20%, 11/1/2025	737,000	852,009
Series MTN, 3.25%, 6/1/2025	776,000	861,337
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	777,000	822,897
2.55%, 1/22/2030 (a)	2,061,000	2,237,009
2.60%, 7/23/2026	1,154,000	1,260,214
2.85%, 11/9/2022 (d)	1,019,000	1,069,950
3.15%, 5/19/2027	922,000	1,025,024
3.30%, 3/8/2022	1,535,000	1,595,479
3.45%, 4/23/2029	1,017,000	1,169,835
3.50%, 1/23/2024	948,000	1,033,254
Security Description	Principal Amount	Value
3.90%, 4/29/2024	$4,455,000	$4,921,973
Regions Financial Corp.:
2.25%, 5/18/2025 (a)	1,292,000	1,363,667
2.75%, 8/14/2022	1,375,000	1,428,955
3.80%, 8/14/2023	985,000	1,069,109
Royal Bank of Canada:
Series GMTN, 1.60%, 4/17/2023	2,252,000	2,312,083
Series GMTN, 1.95%, 1/17/2023	2,333,000	2,411,505
Series GMTN, 2.25%, 11/1/2024	1,992,000	2,111,779
Series GMTN, 2.55%, 7/16/2024	1,246,000	1,332,061
Series GMTN, 2.75%, 2/1/2022	2,361,000	2,437,969
Series GMTN, 2.80%, 4/29/2022	1,301,000	1,350,555
Series GMTN, 3.70%, 10/5/2023	2,978,000	3,252,155
Series GMTN, 4.65%, 1/27/2026	772,000	911,331
Series MTN, 1.15%, 6/10/2025 (a)	3,001,000	3,043,434
Royal Bank of Scotland Group PLC:
4.80%, 4/5/2026	1,620,000	1,874,858
5.13%, 5/28/2024	2,898,000	3,171,108
6.00%, 12/19/2023	2,913,000	3,269,493
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	1,337,000	1,441,848
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	1,162,000	1,241,260
3.40%, 1/18/2023	1,332,000	1,395,190
3.45%, 6/2/2025	938,000	1,002,609
3.70%, 3/28/2022	863,000	894,249
4.40%, 7/13/2027	2,858,000	3,135,998
4.45%, 12/3/2021	862,000	893,558
4.50%, 7/17/2025	1,527,000	1,694,084
3.50%, 6/7/2024	1,379,000	1,475,240
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	1,293,000	1,333,083
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	984,000	1,028,152
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	1,221,000	1,348,826
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	854,000	941,672
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	3,525,000	3,470,856

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Santander UK PLC:
2.10%, 1/13/2023	$2,444,000	$2,524,628
2.88%, 6/18/2024	1,811,000	1,933,605
3.75%, 11/15/2021	707,000	731,922
4.00%, 3/13/2024 (a)	1,371,000	1,513,049
Skandinaviska Enskilda Banken AB 2.80%, 3/11/2022	729,000	753,997
Sumitomo Mitsui Banking Corp.:
3.00%, 1/18/2023	766,000	807,111
3.20%, 7/18/2022	852,000	892,444
3.95%, 7/19/2023 (a)	265,000	288,802
3.95%, 1/10/2024 (a)	580,000	636,202
Series GMTN, 3.40%, 7/11/2024	260,000	283,569
Series GMTN, 3.65%, 7/23/2025	600,000	671,502
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	7,942,000	8,089,404
2.13%, 7/8/2030	6,130,000	6,225,873
2.14%, 9/23/2030	4,250,000	4,205,035
2.35%, 1/15/2025	3,681,000	3,875,394
2.45%, 9/27/2024	764,000	807,334
2.63%, 7/14/2026	1,886,000	2,035,711
2.70%, 7/16/2024	1,862,000	1,981,280
2.72%, 9/27/2029 (a)	1,340,000	1,423,978
2.75%, 1/15/2030	1,961,000	2,095,956
2.78%, 7/12/2022	3,640,000	3,780,358
2.78%, 10/18/2022	1,365,000	1,424,637
2.85%, 1/11/2022	737,000	758,240
3.01%, 10/19/2026	1,550,000	1,707,620
3.04%, 7/16/2029	2,669,000	2,902,030
3.10%, 1/17/2023	1,345,000	1,418,841
3.20%, 9/17/2029	812,000	879,713
3.35%, 10/18/2027	822,000	911,154
3.36%, 7/12/2027	871,000	971,853
3.45%, 1/11/2027	995,000	1,108,082
3.54%, 1/17/2028	477,000	535,561
3.75%, 7/19/2023 (a)	717,000	776,920
3.78%, 3/9/2026	2,179,000	2,477,109
3.94%, 10/16/2023	753,000	824,671
3.94%, 7/19/2028	733,000	847,187
4.31%, 10/16/2028	813,000	962,787
SunTrust Bank Series BKNT, 4.05%, 11/3/2025 (a)	754,000	873,517
SVB Financial Group:
3.13%, 6/5/2030	1,130,000	1,259,532
3.50%, 1/29/2025 (a)	735,000	791,940
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	2,275,000	2,512,442
Security Description	Principal Amount	Value
Synchrony Bank Series BKNT, 3.00%, 6/15/2022	$685,000	$706,995
Synovus Bank SOFR + 0.95%, 2.29%, 2/10/2023 (c)	704,000	713,053
Synovus Financial Corp. 3.13%, 11/1/2022	847,000	873,782
Toronto-Dominion Bank:
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (c)	809,000	909,996
Series GMTN, 3.25%, 3/11/2024	2,282,000	2,478,275
Series GMTN, 3.50%, 7/19/2023	1,722,000	1,870,454
Series MTN, 0.45%, 9/11/2023	5,000,000	4,994,500
Series MTN, 0.75%, 6/12/2023	3,096,000	3,114,793
Series MTN, 0.75%, 9/11/2025 (a)	5,000,000	4,993,000
Series MTN, 1.15%, 6/12/2025 (a)	2,235,000	2,269,710
Series MTN, 1.90%, 12/1/2022	3,387,000	3,495,960
Series MTN, 2.65%, 6/12/2024	1,845,000	1,975,146
Truist Bank:
Class BKNT, 2.25%, 3/11/2030	1,684,000	1,737,147
Series BKNT, 1.25%, 3/9/2023	1,403,000	1,427,931
Series BKNT, 1.50%, 3/10/2025	1,542,000	1,589,586
Series BKNT, 2.15%, 12/6/2024	531,000	561,846
Series BKNT, 2.45%, 8/1/2022	830,000	859,797
Series BKNT, 2.75%, 5/1/2023	1,553,000	1,637,871
Series BKNT, 2.80%, 5/17/2022	2,859,000	2,966,784
Series BKNT, 3.00%, 2/2/2023	487,000	514,175
Series BKNT, 3.30%, 5/15/2026	830,000	931,152
Series BKNT, 3.63%, 9/16/2025	1,587,000	1,791,104
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (c)	822,000	892,133
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (c)	861,000	891,101
Series BNKT, 3.20%, 4/1/2024	2,289,000	2,478,621

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Truist Financial Corp.:
2.70%, 1/27/2022	$1,345,000	$1,384,140
4.00%, 5/1/2025	710,000	807,320
Series MTN, 1.13%, 8/3/2027	3,836,000	3,825,758
Series MTN, 1.20%, 8/5/2025 (a)	2,359,000	2,406,723
Series MTN, 1.95%, 6/5/2030 (a)	1,299,000	1,343,452
Series MTN, 2.20%, 3/16/2023	1,742,000	1,809,973
Series MTN, 2.50%, 8/1/2024	1,214,000	1,293,031
Series MTN, 2.85%, 10/26/2024	952,000	1,033,253
Series MTN, 3.05%, 6/20/2022	2,042,000	2,129,132
Series MTN, 3.70%, 6/5/2025	809,000	916,969
Series MTN, 3.75%, 12/6/2023	1,690,000	1,851,733
Series MTN, 3.88%, 3/19/2029	898,000	1,029,566
Series MTN, 3.95%, 3/22/2022 (a)	360,000	376,819
US Bancorp:
1.45%, 5/12/2025	1,853,000	1,915,391
2.40%, 7/30/2024	1,450,000	1,543,931
3.38%, 2/5/2024	2,442,000	2,658,141
Series DMTN, 3.00%, 7/30/2029	807,000	896,666
Series MTN, 1.38%, 7/22/2030	4,445,000	4,413,307
Series MTN, 2.95%, 7/15/2022	1,795,000	1,873,477
Series MTN, 3.00%, 3/15/2022 (a)	1,242,000	1,287,544
Series MTN, 3.10%, 4/27/2026	905,000	1,006,550
Series MTN, 3.60%, 9/11/2024 (a)	832,000	922,605
Series MTN, 3.70%, 1/30/2024 (a)	820,000	902,582
Series MTN, 3.90%, 4/26/2028	922,000	1,101,034
Series MTN, 3.95%, 11/17/2025	1,183,000	1,364,922
Series V, 2.38%, 7/22/2026	1,987,000	2,169,168
Series V, 2.63%, 1/24/2022	1,899,000	1,952,001
Series X, 3.15%, 4/27/2027	1,514,000	1,707,565
US Bank NA:
1.95%, 1/9/2023	841,000	869,922
Series BKNT, 1.80%, 1/21/2022 (a)	1,506,000	1,533,228
Series BKNT, 2.05%, 1/21/2025 (a)	1,084,000	1,146,048
Security Description	Principal Amount	Value
Series BKNT, 2.65%, 5/23/2022	$861,000	$892,358
Series BKNT, 2.80%, 1/27/2025	1,290,000	1,403,701
Series BKNT, 2.85%, 1/23/2023 (a)	846,000	892,437
Series BKNT, 3.40%, 7/24/2023	3,776,000	4,079,137
Wachovia Corp. 7.57%, 8/1/2026 (a) (d)	745,000	966,325
Webster Financial Corp. 4.10%, 3/25/2029	740,000	804,750
Wells Fargo & Co.:
3.00%, 4/22/2026	1,756,000	1,913,671
3.00%, 10/23/2026	7,370,000	8,055,705
3.07%, 1/24/2023	5,792,000	5,974,853
4.13%, 8/15/2023 (a)	1,392,000	1,519,410
4.48%, 1/16/2024	814,000	900,862
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	8,715,000	9,085,213
Series B, 7.95%, 11/15/2029	171,000	229,123
Series GMTN, 4.30%, 7/22/2027	3,668,000	4,203,895
Series M, 3.45%, 2/13/2023	2,196,000	2,327,958
Series MTN, 2.63%, 7/22/2022	5,370,000	5,569,012
Series MTN, 3.00%, 2/19/2025	3,310,000	3,577,680
Series MTN, 3.30%, 9/9/2024	2,925,000	3,186,232
Series MTN, 3.50%, 3/8/2022	3,064,000	3,196,273
Series MTN, 3.55%, 9/29/2025	3,089,000	3,439,632
Series MTN, 3.75%, 1/24/2024	3,813,000	4,147,705
Series MTN, 4.10%, 6/3/2026	3,690,000	4,153,427
Series MTN, 4.15%, 1/24/2029	3,472,000	4,080,190
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	7,572,000	7,863,143
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (c)	5,150,000	5,397,663
Series MTN, 3 Month USD LIBOR + 1.00%, 2.57%, 2/11/2031 (c)	2,496,000	2,613,562
Series MTN, 3 Month USD LIBOR + 1.17%, 2.88%, 10/30/2030 (c)	3,454,000	3,701,272
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	3,536,000	3,858,731

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	$2,439,000	$2,725,070
Series MTN, 3 Month USD LIBOR + 3.77%, 4.48%, 4/4/2031 (c)	2,532,000	3,062,707
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	3,636,000	3,703,811
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	4,841,000	5,049,357
Wells Fargo Bank NA:
Series BKNT, 3.55%, 8/14/2023	5,014,000	5,427,906
Series BKNT, 3.63%, 10/22/2021	2,598,000	2,678,746
Westpac Banking Corp.:
2.00%, 1/13/2023	843,000	872,058
2.35%, 2/19/2025 (a)	3,763,000	4,012,788
2.50%, 6/28/2022	1,648,000	1,709,866
2.65%, 1/16/2030 (a)	750,000	827,813
2.70%, 8/19/2026	960,000	1,055,376
2.75%, 1/11/2023	3,735,000	3,929,556
2.80%, 1/11/2022	811,000	836,774
2.85%, 5/13/2026	2,435,000	2,699,514
3.30%, 2/26/2024	1,006,000	1,092,828
3.35%, 3/8/2027	1,077,000	1,235,858
3.40%, 1/25/2028 (a)	840,000	965,202
3.65%, 5/15/2023	2,645,000	2,863,715
5 year CMT + 2.00%, 4.11%, 7/24/2034 (a) (c)	220,000	247,555
5 year CMT + 1.35%, 2.89%, 2/4/2030 (a) (c)	2,657,000	2,744,495
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (c)	701,000	791,043
Wintrust Financial Corp. 4.85%, 6/6/2029 (a)	720,000	775,627
Zions Bancorp NA 3.25%, 10/29/2029	724,000	721,126
		1,599,140,550
BEVERAGES — 2.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	7,904,000	8,854,377
Anheuser-Busch InBev Finance, Inc. 3.65%, 2/1/2026	3,479,000	3,891,296
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030 (a)	2,479,000	2,828,861
4.00%, 4/13/2028	2,716,000	3,140,022
4.15%, 1/23/2025	2,201,000	2,487,086
4.75%, 1/23/2029	6,331,000	7,720,401
Security Description	Principal Amount	Value
Beam Suntory, Inc. 3.25%, 5/15/2022	$454,000	$468,909
Brown-Forman Corp. 3.50%, 4/15/2025	539,000	598,775
Coca-Cola Co:
1.45%, 6/1/2027 (a)	2,468,000	2,540,855
2.95%, 3/25/2025 (a)	1,671,000	1,836,579
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	1,620,000	1,618,785
1.65%, 6/1/2030	1,694,000	1,752,494
1.75%, 9/6/2024	1,750,000	1,830,500
2.13%, 9/6/2029	1,497,000	1,598,572
2.25%, 9/1/2026 (a)	825,000	893,797
2.50%, 4/1/2023 (a)	715,000	753,775
2.55%, 6/1/2026	829,000	909,786
2.88%, 10/27/2025	1,605,000	1,779,785
2.90%, 5/25/2027 (a)	974,000	1,089,312
3.20%, 11/1/2023	3,504,000	3,809,724
3.38%, 3/25/2027	1,863,000	2,138,817
3.45%, 3/25/2030	4,676,000	5,528,809
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025 (a)	436,000	485,290
Coca-Cola European Partners PLC 4.50%, 9/1/2021	225,000	229,246
Coca-Cola Femsa SAB de CV 2.75%, 1/22/2030	1,784,000	1,921,172
Constellation Brands, Inc.:
2.65%, 11/7/2022	704,000	731,702
2.70%, 5/9/2022	883,000	911,812
2.88%, 5/1/2030	1,160,000	1,249,494
3.15%, 8/1/2029	1,547,000	1,692,263
3.20%, 2/15/2023	511,000	540,199
3.50%, 5/9/2027	1,117,000	1,249,968
3.60%, 2/15/2028	804,000	905,585
3.70%, 12/6/2026 (a)	907,000	1,035,867
4.25%, 5/1/2023	1,557,000	1,696,772
4.40%, 11/15/2025	293,000	341,017
4.65%, 11/15/2028	911,000	1,095,569
4.75%, 11/15/2024	1,036,000	1,192,705
4.75%, 12/1/2025	533,000	631,488
Diageo Capital PLC:
1.38%, 9/29/2025 (a)	1,420,000	1,457,161
2.00%, 4/29/2030	1,433,000	1,475,890
2.63%, 4/29/2023	2,280,000	2,391,332
3.50%, 9/18/2023	946,000	1,023,648
3.88%, 5/18/2028	345,000	404,350
Diageo Captial PLC:
2.13%, 10/24/2024	982,000	1,035,666
2.38%, 10/24/2029	1,723,000	1,833,393
Diageo Investment Corp.:
2.88%, 5/11/2022	1,935,000	2,012,226
8.00%, 9/15/2022	194,000	221,505
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	330,000	343,345

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	$890,000	$965,463
3.13%, 12/15/2023	979,000	1,051,661
3.20%, 5/1/2030 (a)	683,000	766,230
3.40%, 11/15/2025	430,000	479,484
3.43%, 6/15/2027	965,000	1,077,172
4.06%, 5/25/2023	1,936,000	2,104,413
4.42%, 5/25/2025	1,384,000	1,595,669
4.60%, 5/25/2028	2,877,000	3,461,520
Molson Coors Brewing Co.:
3.00%, 7/15/2026 (a)	2,983,000	3,181,399
3.50%, 5/1/2022	1,199,000	1,248,866
PepsiCo, Inc.:
0.75%, 5/1/2023	1,456,000	1,471,084
1.63%, 5/1/2030 (a)	2,424,000	2,487,436
2.25%, 5/2/2022	832,000	856,062
2.25%, 3/19/2025	2,708,000	2,902,353
2.38%, 10/6/2026	1,579,000	1,720,573
2.63%, 3/19/2027	1,220,000	1,339,304
2.63%, 7/29/2029 (a)	1,566,000	1,732,403
2.75%, 3/5/2022	1,598,000	1,653,323
2.75%, 3/1/2023 (a)	1,636,000	1,729,252
2.75%, 4/30/2025	913,000	996,950
2.75%, 3/19/2030 (a)	2,321,000	2,599,822
2.85%, 2/24/2026	1,203,000	1,332,996
3.00%, 10/15/2027	3,198,000	3,604,626
3.10%, 7/17/2022 (a)	868,000	907,633
3.50%, 7/17/2025	706,000	794,829
3.60%, 3/1/2024	1,416,000	1,554,556
		129,795,061
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.90%, 2/21/2025	1,124,000	1,175,052
2.20%, 2/21/2027	2,534,000	2,682,796
2.25%, 8/19/2023 (a)	1,565,000	1,638,758
2.45%, 2/21/2030	1,258,000	1,333,568
2.60%, 8/19/2026	1,654,000	1,796,641
2.65%, 5/11/2022	2,702,000	2,793,274
2.70%, 5/1/2022	1,455,000	1,501,647
3.13%, 5/1/2025	1,870,000	2,050,548
3.20%, 11/2/2027	847,000	947,556
3.63%, 5/15/2022	1,363,000	1,421,718
3.63%, 5/22/2024	2,509,000	2,755,635
3.88%, 11/15/2021	246,086	253,274
Baxalta, Inc. 4.00%, 6/23/2025	1,417,000	1,610,180
Biogen, Inc.:
2.25%, 5/1/2030 (a)	2,205,000	2,254,833
3.63%, 9/15/2022	1,733,000	1,838,609
4.05%, 9/15/2025	2,716,000	3,093,551
Celgene Corp. 3.95%, 10/15/2020	25,000	24,963
Gilead Sciences, Inc.:
0.75%, 9/29/2023 (a)	1,395,000	1,399,059
1.20%, 10/1/2027	1,410,000	1,417,642
Security Description	Principal Amount	Value
1.65%, 10/1/2030 (a)	$875,000	$875,473
1.95%, 3/1/2022	732,000	746,523
2.50%, 9/1/2023	865,000	909,755
2.95%, 3/1/2027 (a)	1,366,000	1,505,851
3.25%, 9/1/2022	3,400,000	3,561,772
3.50%, 2/1/2025	3,067,000	3,391,335
3.65%, 3/1/2026	4,116,000	4,645,112
3.70%, 4/1/2024	2,124,000	2,326,120
4.40%, 12/1/2021	450,000	466,268
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	785,000	768,444
Royalty Pharma PLC:
0.75%, 9/2/2023 (b)	1,175,000	1,172,838
1.20%, 9/2/2025 (b)	1,865,000	1,861,997
1.75%, 9/2/2027 (b)	1,380,000	1,382,926
2.20%, 9/2/2030 (b)	915,000	913,655
		56,517,373
BUILDING MATERIALS — 0.4%
Carrier Global Corp.:
1.92%, 2/15/2023 (b)	1,307,000	1,344,406
2.24%, 2/15/2025 (b)	2,700,000	2,815,479
2.49%, 2/15/2027 (b)	797,000	834,842
2.72%, 2/15/2030 (b)	2,852,000	2,981,623
Eagle Materials, Inc. 4.50%, 8/1/2026 (a)	586,000	609,727
Fortune Brands Home & Security, Inc.:
3.25%, 9/15/2029	853,000	943,913
4.00%, 9/21/2023	1,077,000	1,177,032
4.00%, 6/15/2025	1,116,000	1,263,814
Johnson Controls International PLC 3.63%, 7/2/2024 (d)	264,000	286,952
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030	700,000	706,293
Lennox International, Inc.:
1.35%, 8/1/2025 (a)	785,000	790,950
1.70%, 8/1/2027	600,000	600,084
3.00%, 11/15/2023	511,000	536,872
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027	334,000	370,864
3.50%, 12/15/2027	854,000	958,931
4.25%, 7/2/2024	331,000	366,678
Series CB, 2.50%, 3/15/2030	839,000	875,211
Masco Corp.:
2.00%, 10/1/2030 (a)	875,000	878,483
3.50%, 11/15/2027	418,000	465,393
4.38%, 4/1/2026	825,000	957,965
4.45%, 4/1/2025 (a)	817,000	934,207
5.95%, 3/15/2022	472,000	506,470

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Owens Corning:
3.40%, 8/15/2026	$830,000	$895,446
3.88%, 6/1/2030 (a)	688,000	778,458
3.95%, 8/15/2029	422,000	477,961
4.20%, 12/1/2024	670,000	739,948
Vulcan Materials Co.:
3.50%, 6/1/2030	1,513,000	1,701,974
3.90%, 4/1/2027	149,000	168,747
4.50%, 4/1/2025	388,000	443,767
		26,412,490
CHEMICALS — 1.5%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025 (a)	1,584,000	1,642,022
1.85%, 5/15/2027	732,000	768,959
2.05%, 5/15/2030 (a)	1,426,000	1,503,532
2.75%, 2/3/2023	267,000	280,657
3.00%, 11/3/2021	316,000	324,737
3.35%, 7/31/2024	633,000	691,882
Airgas, Inc. 3.65%, 7/15/2024	340,000	374,286
Albemarle Corp. 4.15%, 12/1/2024	996,000	1,085,909
Albemarle Wodgina Pty, Ltd. 3.45%, 11/15/2029 (a)	837,000	846,123
Cabot Corp.:
3.70%, 7/15/2022	200,000	207,834
4.00%, 7/1/2029	718,000	761,798
Celanese US Holdings LLC:
3.50%, 5/8/2024	1,204,000	1,296,142
4.63%, 11/15/2022	525,000	565,703
Dow Chemical Co.:
3.50%, 10/1/2024 (a)	1,008,000	1,102,238
3.63%, 5/15/2026	1,341,000	1,484,634
4.55%, 11/30/2025	1,121,000	1,305,259
4.80%, 11/30/2028	756,000	913,565
7.38%, 11/1/2029	750,000	1,058,370
DowDuPont, Inc.:
4.21%, 11/15/2023	3,061,000	3,362,386
4.49%, 11/15/2025	2,581,000	2,971,479
4.73%, 11/15/2028	1,504,000	1,803,867
DuPont de Nemours, Inc. 2.17%, 5/1/2023	10,287,000	10,384,109
Eastman Chemical Co.:
3.50%, 12/1/2021	801,000	826,304
3.60%, 8/15/2022	740,000	776,290
3.80%, 3/15/2025	815,000	898,660
4.50%, 12/1/2028	748,000	881,219
Ecolab, Inc.:
1.30%, 1/30/2031 (a)	790,000	773,284
2.38%, 8/10/2022	668,000	692,335
2.70%, 11/1/2026 (a)	477,000	532,685
3.25%, 1/14/2023	428,000	452,811
3.25%, 12/1/2027	561,000	634,811
4.80%, 3/24/2030 (a)	694,000	882,712
Security Description	Principal Amount	Value
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	$983,000	$1,021,160
FMC Corp.:
3.20%, 10/1/2026	774,000	855,185
3.45%, 10/1/2029	857,000	958,649
3.95%, 2/1/2022	10,000	10,323
4.10%, 2/1/2024	685,000	746,355
Huntsman International LLC:
4.50%, 5/1/2029	823,000	928,780
5.13%, 11/15/2022	454,000	488,223
International Flavors & Fragrances, Inc.:
3.20%, 5/1/2023	300,000	312,999
4.45%, 9/26/2028	393,000	460,050
Linde, Inc.:
2.20%, 8/15/2022	665,000	684,252
2.45%, 2/15/2022	502,000	513,611
2.70%, 2/21/2023	746,000	780,890
3.20%, 1/30/2026	849,000	953,605
LYB International Finance B.V. 4.00%, 7/15/2023	1,121,000	1,213,796
LYB International Finance II B.V. 3.50%, 3/2/2027	826,000	917,430
LYB International Finance III LLC:
2.88%, 5/1/2025	1,365,000	1,466,542
3.38%, 5/1/2030	876,000	957,713
LyondellBasell Industries NV:
5.75%, 4/15/2024	1,380,000	1,583,854
6.00%, 11/15/2021	1,289,000	1,349,467
Mosaic Co.:
3.25%, 11/15/2022	1,187,000	1,239,026
4.05%, 11/15/2027 (a)	538,000	599,004
4.25%, 11/15/2023	2,171,000	2,355,057
NewMarket Corp. 4.10%, 12/15/2022	952,000	1,017,212
Nutrien, Ltd.:
1.90%, 5/13/2023	1,172,000	1,209,938
2.95%, 5/13/2030	938,000	1,025,150
3.00%, 4/1/2025	587,000	635,287
3.15%, 10/1/2022	300,000	313,086
3.38%, 3/15/2025	2,533,000	2,797,800
3.50%, 6/1/2023	636,000	677,423
3.63%, 3/15/2024	472,000	514,084
4.00%, 12/15/2026	490,000	565,401
4.20%, 4/1/2029	1,446,000	1,717,660
PPG Industries, Inc.:
2.40%, 8/15/2024	660,000	702,722
2.55%, 6/15/2030	978,000	1,041,502
2.80%, 8/15/2029	581,000	631,843
3.20%, 3/15/2023	388,000	412,126
3.75%, 3/15/2028 (a)	404,000	487,002
Praxair, Inc.:
1.10%, 8/10/2030 (a)	1,425,000	1,384,402

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.65%, 2/5/2025	$751,000	$811,478
Rohm & Haas Co. 7.85%, 7/15/2029 (a)	1,712,000	2,411,540
RPM International, Inc.:
3.45%, 11/15/2022	389,000	403,160
3.75%, 3/15/2027	738,000	811,128
4.55%, 3/1/2029 (a)	699,000	816,851
Sherwin-Williams Co.:
2.30%, 5/15/2030	996,000	1,039,854
2.95%, 8/15/2029	964,000	1,060,641
3.13%, 6/1/2024	685,000	740,615
3.45%, 8/1/2025	508,000	562,844
3.45%, 6/1/2027	1,680,000	1,889,882
3.95%, 1/15/2026	445,000	506,001
4.20%, 1/15/2022	725,000	752,579
Westlake Chemical Corp.:
3.38%, 6/15/2030 (a)	878,000	935,939
3.60%, 8/15/2026	788,000	865,358
		91,223,081
COMMERCIAL SERVICES — 0.9%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (a)	1,531,000	1,507,147
3.38%, 9/15/2025	1,532,000	1,727,468
Block Financial LLC:
3.88%, 8/15/2030	515,000	519,939
5.25%, 10/1/2025	645,000	722,826
5.50%, 11/1/2022 (a)	699,000	746,588
Cintas Corp. No. 2:
2.90%, 4/1/2022	797,000	823,484
3.25%, 6/1/2022	548,000	568,402
3.70%, 4/1/2027	1,612,000	1,856,653
Equifax, Inc.:
2.60%, 12/1/2024	1,004,000	1,071,469
2.60%, 12/15/2025	987,000	1,057,038
3.10%, 5/15/2030	1,131,000	1,233,423
3.30%, 12/15/2022	823,000	862,455
3.95%, 6/15/2023	683,000	739,798
Global Payments, Inc.:
2.65%, 2/15/2025	1,105,000	1,172,427
2.90%, 5/15/2030	2,462,000	2,634,143
3.20%, 8/15/2029	1,718,000	1,874,149
4.00%, 6/1/2023	892,000	966,098
IHS Markit, Ltd.:
3.63%, 5/1/2024	680,000	735,638
4.13%, 8/1/2023	841,000	912,056
4.25%, 5/1/2029	995,000	1,155,324
4.75%, 8/1/2028	701,000	833,433
Leland Stanford Junior University 1.29%, 6/1/2027 (a)	85,000	85,705
Moody's Corp.:
2.63%, 1/15/2023	813,000	850,349
3.25%, 1/15/2028	818,000	928,643
Security Description	Principal Amount	Value
4.25%, 2/1/2029	$35,000	$41,841
4.50%, 9/1/2022	2,419,000	2,578,098
4.88%, 2/15/2024	677,000	763,351
PayPal Holdings, Inc.:
1.35%, 6/1/2023	810,000	827,658
1.65%, 6/1/2025	1,176,000	1,218,054
2.20%, 9/26/2022	1,915,000	1,979,689
2.30%, 6/1/2030	1,457,000	1,543,677
2.40%, 10/1/2024	2,161,000	2,294,831
2.65%, 10/1/2026	1,518,000	1,655,713
2.85%, 10/1/2029	2,569,000	2,827,493
RELX Capital, Inc.:
3.00%, 5/22/2030	850,000	929,645
3.50%, 3/16/2023	1,975,000	2,100,491
4.00%, 3/18/2029	855,000	1,002,402
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	896,000	881,350
2.50%, 12/1/2029	760,000	826,888
2.95%, 1/22/2027	540,000	602,635
4.00%, 6/15/2025	750,000	857,347
Total System Services, Inc.:
3.75%, 6/1/2023	696,000	745,854
4.45%, 6/1/2028	695,000	817,883
4.80%, 4/1/2026	860,000	1,004,764
Verisk Analytics, Inc.:
4.00%, 6/15/2025	1,298,000	1,480,719
4.13%, 9/12/2022	775,000	825,360
4.13%, 3/15/2029	708,000	833,712
Yale University:
Series 2020, 0.87%, 4/15/2025	916,000	924,372
Series 2020, 1.48%, 4/15/2030	938,000	952,136
		56,100,618
COMPUTERS — 3.2%
Amdocs, Ltd. 2.54%, 6/15/2030	1,482,000	1,537,471
Apple, Inc.:
0.55%, 8/20/2025 (a)	3,775,000	3,776,510
0.75%, 5/11/2023 (a)	2,634,000	2,661,183
1.13%, 5/11/2025	2,297,000	2,347,052
1.25%, 8/20/2030 (a)	3,400,000	3,385,448
1.65%, 5/11/2030	2,849,000	2,945,895
1.70%, 9/11/2022 (a)	1,352,000	1,388,828
1.80%, 9/11/2024 (a)	1,176,000	1,230,602
2.05%, 9/11/2026 (a)	2,636,000	2,818,991
2.10%, 9/12/2022 (a)	1,589,000	1,642,518
2.15%, 2/9/2022	2,142,000	2,196,728
2.20%, 9/11/2029	1,831,000	1,970,174
2.30%, 5/11/2022	1,894,000	1,951,862
2.40%, 1/13/2023	862,000	900,661
2.40%, 5/3/2023	9,638,000	10,135,224
2.45%, 8/4/2026	2,964,000	3,230,938
2.50%, 2/9/2022	1,958,000	2,013,666
2.50%, 2/9/2025	2,683,000	2,894,903

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.70%, 5/13/2022 (a)	$2,022,000	$2,100,373
2.75%, 1/13/2025	2,914,000	3,159,475
2.85%, 2/23/2023	2,644,000	2,789,526
2.85%, 5/11/2024	2,633,000	2,837,400
2.90%, 9/12/2027 (a)	893,000	1,004,518
3.00%, 2/9/2024	2,783,000	2,998,209
3.00%, 6/20/2027	793,000	893,616
3.00%, 11/13/2027	2,474,000	2,795,472
3.20%, 5/13/2025	2,945,000	3,287,062
3.20%, 5/11/2027	3,424,000	3,889,424
3.25%, 2/23/2026	4,415,000	4,966,610
3.35%, 2/9/2027	3,417,000	3,899,856
3.45%, 5/6/2024	4,047,000	4,460,563
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (b)	778,000	841,749
4.90%, 10/1/2026 (b)	1,765,000	1,991,008
5.30%, 10/1/2029 (b)	436,000	499,861
5.45%, 6/15/2023 (b)	7,117,000	7,801,655
5.85%, 7/15/2025 (b)	3,311,000	3,865,526
6.02%, 6/15/2026 (b)	6,732,000	7,916,630
6.10%, 7/15/2027 (b)	1,369,000	1,617,610
DXC Technology Co.:
4.13%, 4/15/2025	1,344,000	1,443,402
4.25%, 4/15/2024	825,000	890,109
4.75%, 4/15/2027 (a)	836,000	938,502
Genpact Luxembourg Sarl:
3.38%, 12/1/2024	805,000	844,212
3.70%, 4/1/2022 (a)	532,000	545,204
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	1,797,000	1,818,744
1.75%, 4/1/2026 (a)	1,132,000	1,140,184
2.25%, 4/1/2023	948,000	977,634
4.40%, 10/15/2022	2,195,000	2,345,511
4.45%, 10/2/2023	4,159,000	4,571,531
4.65%, 10/1/2024	1,896,000	2,140,053
4.90%, 10/15/2025	1,396,000	1,600,305
HP, Inc.:
2.20%, 6/17/2025	2,335,000	2,444,885
3.00%, 6/17/2027	1,772,000	1,915,479
3.40%, 6/17/2030	1,385,000	1,485,302
4.05%, 9/15/2022	730,000	778,019
4.65%, 12/9/2021	255,000	267,375
IBM Credit LLC:
2.20%, 9/8/2022	690,000	714,833
3.00%, 2/6/2023	1,600,000	1,696,256
3.60%, 11/30/2021	826,000	857,578
International Business Machines Corp.:
1.70%, 5/15/2027	1,855,000	1,912,969
1.88%, 8/1/2022	1,639,000	1,683,073
1.95%, 5/15/2030	2,057,000	2,120,788
2.50%, 1/27/2022 (a)	1,905,000	1,959,293
2.85%, 5/13/2022	5,709,000	5,940,157
Security Description	Principal Amount	Value
2.88%, 11/9/2022	$1,772,000	$1,863,595
3.00%, 5/15/2024	4,820,000	5,216,782
3.30%, 5/15/2026	4,842,000	5,450,155
3.30%, 1/27/2027	636,000	717,402
3.38%, 8/1/2023	2,484,000	2,689,228
3.45%, 2/19/2026	2,378,000	2,691,468
3.50%, 5/15/2029 (a)	1,876,000	2,165,223
3.63%, 2/12/2024	3,345,000	3,670,101
6.22%, 8/1/2027	888,000	1,168,475
6.50%, 1/15/2028	270,000	361,079
7.00%, 10/30/2025	1,125,000	1,463,074
Leidos, Inc.:
2.95%, 5/15/2023 (b)	490,000	515,534
3.63%, 5/15/2025 (a) (b)	1,520,000	1,683,309
4.38%, 5/15/2030 (b)	860,000	1,006,991
NetApp, Inc.:
1.88%, 6/22/2025	1,610,000	1,666,125
2.38%, 6/22/2027	848,000	885,795
2.70%, 6/22/2030 (a)	867,000	897,536
3.30%, 9/29/2024	845,000	921,346
Seagate HDD Cayman:
4.09%, 6/1/2029 (b)	2,307,000	2,508,147
4.75%, 6/1/2023 (a)	48,000	52,126
4.88%, 3/1/2024	613,000	667,569
4.88%, 6/1/2027	515,000	575,605
Western Digital Corp. 4.75%, 2/15/2026 (a)	260,000	281,039
		194,793,899
COSMETICS/PERSONAL CARE — 0.5%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	977,000	1,016,783
Series MTN, 1.95%, 2/1/2023	774,000	802,104
Series MTN, 2.10%, 5/1/2023	836,000	873,177
Series MTN, 2.30%, 5/3/2022	731,000	752,184
Series MTN, 2.45%, 11/15/2021	73,000	74,490
Series MTN, 3.25%, 3/15/2024	76,000	83,194
Estee Lauder Cos., Inc.:
2.00%, 12/1/2024	1,313,000	1,383,849
2.38%, 12/1/2029	790,000	852,908
3.15%, 3/15/2027	708,000	797,803
Procter & Gamble Co.:
1.70%, 11/3/2021 (a)	118,000	119,855
2.15%, 8/11/2022	1,200,000	1,241,916
2.30%, 2/6/2022 (a)	1,041,000	1,069,617
2.45%, 3/25/2025	1,487,000	1,609,098
2.45%, 11/3/2026	1,064,000	1,174,635
2.70%, 2/2/2026	47,000	52,352
2.85%, 8/11/2027	1,141,000	1,285,975

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 3/25/2030	$3,239,000	$3,757,240
3.10%, 8/15/2023	981,000	1,057,214
Unilever Capital Corp.:
0.38%, 9/14/2023 (a)	585,000	586,544
1.38%, 9/14/2030	1,260,000	1,273,709
2.00%, 7/28/2026	1,102,000	1,175,107
2.13%, 9/6/2029	829,000	877,679
2.20%, 5/5/2022	830,000	853,680
2.60%, 5/5/2024 (a)	2,002,000	2,143,681
2.90%, 5/5/2027	1,168,000	1,305,474
3.00%, 3/7/2022	674,000	700,010
3.10%, 7/30/2025	699,000	778,015
3.13%, 3/22/2023	1,496,000	1,593,150
3.25%, 3/7/2024 (a)	903,000	982,356
3.38%, 3/22/2025	897,000	998,253
3.50%, 3/22/2028 (a)	1,044,000	1,215,487
		32,487,539
DISTRIBUTION & WHOLESALE — 0.0% (e)
WW Grainger, Inc. 1.85%, 2/15/2025 (a)	971,000	1,014,860
DIVERSIFIED FINANCIAL SERVICES — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.88%, 8/14/2024	721,000	693,638
3.15%, 2/15/2024	1,500,000	1,488,000
3.30%, 1/23/2023	1,004,000	1,003,890
3.50%, 5/26/2022	804,000	811,542
3.50%, 1/15/2025	829,000	807,894
3.65%, 7/21/2027 (a)	4,801,000	4,393,491
3.88%, 1/23/2028	822,000	762,232
3.95%, 2/1/2022	1,259,000	1,274,221
4.13%, 7/3/2023	276,000	281,208
4.45%, 12/16/2021	751,000	766,816
4.45%, 10/1/2025	546,000	544,897
4.45%, 4/3/2026	860,000	855,021
4.50%, 9/15/2023	1,420,000	1,462,316
4.63%, 7/1/2022	654,000	669,755
4.63%, 10/15/2027 (a)	1,000,000	972,230
4.88%, 1/16/2024	1,282,000	1,322,883
5.00%, 10/1/2021	848,000	874,746
6.50%, 7/15/2025 (a)	1,293,000	1,393,932
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	1,038,000	1,109,404
3.50%, 8/1/2025	353,000	387,435
4.25%, 2/15/2024 (a)	185,000	203,363
Air Lease Corp.:
2.25%, 1/15/2023	1,002,000	1,005,096
2.63%, 7/1/2022 (a)	606,000	609,260
2.75%, 1/15/2023	835,000	846,849
3.00%, 9/15/2023	849,000	864,673
3.25%, 3/1/2025	1,162,000	1,180,685
Security Description	Principal Amount	Value
3.25%, 10/1/2029	$60,000	$56,953
3.38%, 7/1/2025 (a)	1,070,000	1,094,514
3.50%, 1/15/2022	703,000	721,243
3.63%, 4/1/2027	693,000	685,585
3.63%, 12/1/2027	2,319,000	2,294,859
3.75%, 2/1/2022	696,000	709,920
3.88%, 7/3/2023	827,000	861,048
4.25%, 9/15/2024	804,000	838,789
4.63%, 10/1/2028	713,000	741,770
Series GMTN, 3.75%, 6/1/2026	1,072,000	1,089,859
Series MTN, 2.30%, 2/1/2025	1,004,000	986,781
Series MTN, 2.88%, 1/15/2026 (a)	571,000	562,601
Series MTN, 3.00%, 2/1/2030 (a)	785,000	730,160
Series MTN, 4.25%, 2/1/2024	1,136,000	1,181,395
Aircastle, Ltd.:
4.13%, 5/1/2024	623,000	613,618
4.25%, 6/15/2026	965,000	892,702
4.40%, 9/25/2023	699,000	691,674
5.00%, 4/1/2023	797,000	799,112
5.50%, 2/15/2022	815,000	832,408
Ally Financial, Inc.:
1.45%, 10/2/2023 (a)	1,110,000	1,109,312
3.05%, 6/5/2023 (a)	552,000	573,423
3.88%, 5/21/2024 (a)	1,019,000	1,086,906
4.13%, 2/13/2022 (a)	1,147,000	1,190,437
4.63%, 5/19/2022 (a)	743,000	780,313
4.63%, 3/30/2025	666,000	733,359
5.13%, 9/30/2024	1,028,000	1,146,045
5.80%, 5/1/2025 (a)	1,136,000	1,310,626
American Express Co.:
2.50%, 8/1/2022	3,370,000	3,486,838
2.50%, 7/30/2024	2,158,000	2,294,299
2.65%, 12/2/2022	1,879,000	1,968,403
2.75%, 5/20/2022	3,273,000	3,385,918
3.00%, 10/30/2024	2,820,000	3,059,192
3.13%, 5/20/2026	1,737,000	1,941,462
3.40%, 2/27/2023	2,386,000	2,540,064
3.40%, 2/22/2024	1,674,000	1,817,930
3.63%, 12/5/2024	771,000	852,765
3.70%, 11/5/2021	2,249,000	2,323,959
3.70%, 8/3/2023	2,619,000	2,839,939
4.20%, 11/6/2025 (a)	735,000	851,549
American Express Credit Corp.:
Series MTN, 2.70%, 3/3/2022	2,546,000	2,624,697
Series MTN, 3.30%, 5/3/2027	1,159,000	1,308,870
Ameriprise Financial, Inc.:
2.88%, 9/15/2026 (a)	457,000	501,982
3.00%, 3/22/2022	1,342,000	1,392,191

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 4/2/2025	$806,000	$881,474
3.70%, 10/15/2024	761,000	849,611
4.00%, 10/15/2023	1,341,000	1,480,665
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	600,000	600,732
BGC Partners, Inc.:
3.75%, 10/1/2024	400,000	402,028
4.38%, 12/15/2025 (b)	615,000	624,114
5.38%, 7/24/2023	829,000	877,952
BlackRock, Inc.:
2.40%, 4/30/2030	1,112,000	1,209,278
3.20%, 3/15/2027	843,000	956,670
3.25%, 4/30/2029	1,751,000	2,023,788
3.38%, 6/1/2022	864,000	907,451
3.50%, 3/18/2024 (a)	860,000	947,359
Blackstone/GSO Secured Lending Fund 3.65%, 7/14/2023 (b)	735,000	739,138
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	808,000	903,570
Brookfield Finance, Inc.:
3.90%, 1/25/2028	696,000	778,497
4.00%, 4/1/2024	1,496,000	1,649,250
4.25%, 6/2/2026	704,000	807,917
4.35%, 4/15/2030	1,437,000	1,678,488
4.85%, 3/29/2029	600,000	716,322
Capital One Bank USA NA:
3.38%, 2/15/2023	1,507,000	1,594,074
SOFR + 0.62%, 2.01%, 1/27/2023 (c)	1,340,000	1,362,901
SOFR + 0.91%, 2.28%, 1/28/2026 (c)	500,000	517,680
Capital One Financial Corp.:
2.60%, 5/11/2023	1,285,000	1,343,994
3.05%, 3/9/2022	1,439,000	1,484,703
3.20%, 1/30/2023	1,983,000	2,094,107
3.20%, 2/5/2025	1,336,000	1,444,577
3.30%, 10/30/2024	1,607,000	1,740,992
3.50%, 6/15/2023	827,000	884,261
3.65%, 5/11/2027 (a)	1,427,000	1,579,746
3.75%, 4/24/2024	1,157,000	1,257,682
3.75%, 7/28/2026	1,548,000	1,686,113
3.75%, 3/9/2027	1,436,000	1,597,694
3.80%, 1/31/2028 (a)	6,145,000	6,858,312
3.90%, 1/29/2024	1,802,000	1,963,243
4.20%, 10/29/2025	1,387,000	1,538,433
4.25%, 4/30/2025 (a)	856,000	969,565
Cboe Global Markets, Inc. 3.65%, 1/12/2027	547,000	623,525
Charles Schwab Corp.:
2.65%, 1/25/2023	1,262,000	1,322,917
3.00%, 3/10/2025	821,000	897,805
3.20%, 3/2/2027	733,000	819,912
3.20%, 1/25/2028	715,000	806,642
Security Description	Principal Amount	Value
3.25%, 5/22/2029	$846,000	$971,056
3.45%, 2/13/2026 (a)	105,000	118,509
3.55%, 2/1/2024	864,000	944,801
3.85%, 5/21/2025	1,296,000	1,471,375
4.00%, 2/1/2029 (a)	1,008,000	1,212,997
4.20%, 3/24/2025	850,000	976,641
4.63%, 3/22/2030	670,000	848,133
CME Group, Inc.:
3.00%, 9/15/2022 (a)	1,314,000	1,379,266
3.00%, 3/15/2025	1,333,000	1,458,115
3.75%, 6/15/2028	426,000	499,259
Discover Financial Services:
3.75%, 3/4/2025	831,000	906,355
3.85%, 11/21/2022	294,000	312,590
3.95%, 11/6/2024	757,000	832,458
4.10%, 2/9/2027	1,554,000	1,724,163
4.50%, 1/30/2026	1,045,000	1,191,457
5.20%, 4/27/2022	858,000	915,400
Eaton Vance Corp. 3.50%, 4/6/2027 (a)	804,000	886,715
Franklin Resources, Inc.:
2.80%, 9/15/2022	304,000	317,385
2.85%, 3/30/2025	711,000	776,668
GE Capital Funding LLC:
3.45%, 5/15/2025 (a) (b)	1,783,000	1,909,896
4.05%, 5/15/2027 (a) (b)	1,802,000	1,939,529
4.40%, 5/15/2030 (b)	4,547,000	4,870,019
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	2,843,000	3,038,456
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023 (a)	1,280,000	1,283,482
2.10%, 6/15/2030	836,000	863,053
2.35%, 9/15/2022	1,712,000	1,770,978
3.10%, 9/15/2027	918,000	1,015,262
3.45%, 9/21/2023 (a)	860,000	929,806
3.75%, 12/1/2025	1,359,000	1,541,826
3.75%, 9/21/2028	1,011,000	1,172,113
4.00%, 10/15/2023	929,000	1,021,705
International Lease Finance Corp. 5.88%, 8/15/2022	857,000	917,170
Invesco Finance PLC:
3.13%, 11/30/2022	756,000	796,454
3.75%, 1/15/2026	543,000	611,847
4.00%, 1/30/2024	658,000	719,089
Janus Capital Group, Inc. 4.88%, 8/1/2025 (a)	290,000	331,615
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	719,000	791,511
Jefferies Group LLC:
5.13%, 1/20/2023	770,000	839,046
6.45%, 6/8/2027	963,000	1,170,305

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.85%, 1/15/2027	$982,000	$1,109,964
Lazard Group LLC:
3.63%, 3/1/2027 (a)	676,000	728,126
3.75%, 2/13/2025	694,000	754,878
4.38%, 3/11/2029	955,000	1,095,022
4.50%, 9/19/2028	848,000	979,745
Legg Mason, Inc. 4.75%, 3/15/2026	562,000	668,668
Mastercard, Inc.:
2.00%, 3/3/2025 (a)	1,696,000	1,811,769
2.95%, 11/21/2026	874,000	984,841
2.95%, 6/1/2029	1,219,000	1,377,653
3.30%, 3/26/2027	2,017,000	2,307,045
3.35%, 3/26/2030	2,332,000	2,736,882
3.38%, 4/1/2024	2,174,000	2,392,661
3.50%, 2/26/2028 (a)	582,000	678,728
Nasdaq, Inc.:
3.85%, 6/30/2026	397,000	454,811
4.25%, 6/1/2024	909,000	1,014,308
Nomura Holdings, Inc.:
1.85%, 7/16/2025	2,955,000	3,007,303
2.65%, 1/16/2025	785,000	826,165
2.68%, 7/16/2030	1,721,000	1,770,548
3.10%, 1/16/2030	1,532,000	1,628,639
ORIX Corp.:
2.90%, 7/18/2022	724,000	750,745
3.25%, 12/4/2024	899,000	976,188
3.70%, 7/18/2027	519,000	588,510
4.05%, 1/16/2024	707,000	774,837
Raymond James Financial, Inc.:
3.63%, 9/15/2026	258,000	296,434
4.65%, 4/1/2030	815,000	992,279
Stifel Financial Corp.:
4.00%, 5/15/2030	978,000	1,077,678
4.25%, 7/18/2024	703,000	788,499
Synchrony Financial:
2.85%, 7/25/2022	700,000	720,272
3.70%, 8/4/2026	705,000	753,885
3.95%, 12/1/2027 (a)	1,218,000	1,310,263
4.25%, 8/15/2024	1,375,000	1,493,992
4.38%, 3/19/2024	881,000	954,643
4.50%, 7/23/2025	1,032,000	1,139,658
5.15%, 3/19/2029	1,027,000	1,194,175
Visa, Inc.:
0.75%, 8/15/2027	916,000	908,617
1.90%, 4/15/2027	3,244,000	3,438,964
2.05%, 4/15/2030	4,907,000	5,257,360
2.15%, 9/15/2022	1,649,000	1,706,352
2.75%, 9/15/2027 (a)	1,124,000	1,248,618
2.80%, 12/14/2022	1,672,000	1,757,105
3.15%, 12/14/2025	4,295,000	4,806,706
Security Description	Principal Amount	Value
Western Union Co.:
2.85%, 1/10/2025	$1,379,000	$1,454,611
3.60%, 3/15/2022	523,000	542,257
4.25%, 6/9/2023	772,000	834,239
		244,885,277
ELECTRIC — 5.3%
AEP Texas, Inc.:
2.40%, 10/1/2022	525,000	542,346
3.95%, 6/1/2028	698,000	806,518
Series I, 2.10%, 7/1/2030	646,000	663,209
AEP Transmission Co. LLC 3.10%, 12/1/2026	433,000	487,043
Alabama Power Co.:
Series 13-A, 3.55%, 12/1/2023	233,000	254,839
Series 17A, 2.45%, 3/30/2022	720,526	740,881
Series 20-A, 1.45%, 9/15/2030	625,000	629,525
Ameren Corp.:
2.50%, 9/15/2024	743,000	789,118
3.65%, 2/15/2026	677,000	761,815
Ameren Illinois Co.:
2.70%, 9/1/2022	744,000	769,861
3.25%, 3/1/2025	176,000	193,368
3.80%, 5/15/2028	646,000	753,320
American Electric Power Co., Inc.:
2.30%, 3/1/2030	725,000	747,859
3.20%, 11/13/2027 (a)	1,353,000	1,487,488
Series F, 2.95%, 12/15/2022	664,000	694,597
Series I, 3.65%, 12/1/2021	725,000	750,825
Series J, 4.30%, 12/1/2028	1,278,000	1,505,612
Appalachian Power Co.:
3.40%, 6/1/2025	686,000	752,034
Series X, 3.30%, 6/1/2027	426,000	468,796
Arizona Public Service Co.:
2.60%, 8/15/2029 (a)	681,000	733,709
3.15%, 5/15/2025	475,000	519,968
Atlantic City Electric Co. 4.00%, 10/15/2028	806,000	958,995
Avangrid, Inc.:
3.15%, 12/1/2024	800,000	872,992
3.20%, 4/15/2025	1,418,000	1,562,097
3.80%, 6/1/2029	932,000	1,075,752
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026 (a)	292,000	316,067
3.35%, 7/1/2023	772,000	824,789
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	1,097,000	1,153,112
3.25%, 4/15/2028	932,000	1,053,132
3.50%, 2/1/2025	765,000	848,339
3.70%, 7/15/2030 (b)	1,920,000	2,257,786

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 11/15/2023	$1,015,000	$1,106,309
4.05%, 4/15/2025 (b)	2,061,000	2,349,705
Black Hills Corp.:
2.50%, 6/15/2030	929,000	962,593
3.05%, 10/15/2029	794,000	863,912
3.15%, 1/15/2027	547,000	579,207
3.95%, 1/15/2026	463,000	508,133
4.25%, 11/30/2023	637,000	698,700
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	617,000	633,961
Series AA, 3.00%, 2/1/2027	638,000	700,231
Series Z, 2.40%, 9/1/2026	697,000	748,536
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	870,000	899,954
2.50%, 9/1/2024	901,000	956,772
3.85%, 2/1/2024	561,000	614,867
4.25%, 11/1/2028	1,368,000	1,626,155
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	756,000	805,011
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024 (a)	373,000	432,777
CMS Energy Corp.:
3.00%, 5/15/2026	420,000	461,996
3.45%, 8/15/2027	706,000	790,692
5.05%, 3/15/2022	510,000	535,939
5 year CMT + 4.12%, 4.75%, 6/1/2050 (a) (c)	822,000	875,446
Commonwealth Edison Co.:
2.20%, 3/1/2030 (a)	988,000	1,060,282
2.55%, 6/15/2026	740,000	805,890
3.70%, 8/15/2028	822,000	958,600
Series 122, 2.95%, 8/15/2027	700,000	780,934
Connecticut Light & Power Co.:
2.50%, 1/15/2023	836,000	870,301
Series A, 3.20%, 3/15/2027	840,000	938,515
Consolidated Edison Co. of New York, Inc.:
3.80%, 5/15/2028	681,000	792,582
Series 20A, 3.35%, 4/1/2030	685,000	788,435
Series B, 3.13%, 11/15/2027	618,000	690,844
Series D, 4.00%, 12/1/2028	764,000	909,435
Consumers Energy Co.:
3.38%, 8/15/2023	220,000	236,854
3.80%, 11/15/2028 (a)	459,000	544,071
Delmarva Power & Light Co. 3.50%, 11/15/2023	741,000	804,704
Security Description	Principal Amount	Value
Dominion Energy, Inc.:
3.07%, 8/15/2024 (d)	$728,000	$783,394
3.90%, 10/1/2025	793,000	901,665
4.25%, 6/1/2028	2,343,000	2,760,195
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	708,000	751,259
Series A, 3.30%, 3/15/2025	129,000	142,446
Series B, 2.75%, 1/15/2022	1,010,000	1,033,230
Series B, 2.75%, 9/15/2022	791,000	817,593
Series C, 3.38%, 4/1/2030	1,612,000	1,818,126
Series D, 2.85%, 8/15/2026	756,000	828,969
DTE Electric Co.:
2.25%, 3/1/2030 (a)	805,000	857,728
3.38%, 3/1/2025	255,000	282,364
3.65%, 3/15/2024	772,000	843,364
DTE Energy Co.:
2.25%, 11/1/2022	833,000	860,189
2.85%, 10/1/2026	581,000	629,333
2.95%, 3/1/2030 (a)	853,000	919,389
3.80%, 3/15/2027	377,000	423,330
Series B, 2.60%, 6/15/2022	707,000	729,829
Series B, 3.30%, 6/15/2022	667,000	694,107
Series C, 2.53%, 10/1/2024	728,000	774,039
Series C, 3.40%, 6/15/2029	1,032,000	1,150,381
Series C, 3.50%, 6/1/2024	809,000	876,673
Series D, 3.70%, 8/1/2023	809,000	874,294
Series F, 1.05%, 6/1/2025	896,000	896,753
Series F, 3.85%, 12/1/2023	757,000	823,502
Series H, 0.55%, 11/1/2022	1,340,000	1,340,925
Duke Energy Carolinas LLC:
2.45%, 8/15/2029 (a)	774,000	842,189
2.45%, 2/1/2030	770,000	835,542
2.50%, 3/15/2023	1,176,000	1,231,590
2.95%, 12/1/2026	925,000	1,034,215
3.05%, 3/15/2023 (a)	232,000	246,428
3.35%, 5/15/2022	709,000	742,826
3.95%, 11/15/2028	604,000	725,168
Series A, 6.00%, 12/1/2028	15,000	19,763
Duke Energy Corp.:
0.90%, 9/15/2025	625,000	626,125
2.40%, 8/15/2022	1,047,000	1,082,001
2.45%, 6/1/2030	1,121,000	1,182,139
2.65%, 9/1/2026	1,921,000	2,079,252
3.05%, 8/15/2022	800,000	832,232
3.15%, 8/15/2027	562,000	622,775

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 6/15/2029	$796,000	$894,991
3.75%, 4/15/2024	1,069,000	1,174,222
3.95%, 10/15/2023	733,000	799,952
Duke Energy Florida LLC:
1.75%, 6/15/2030	827,000	841,919
2.50%, 12/1/2029	744,000	807,791
3.20%, 1/15/2027	926,000	1,044,463
3.80%, 7/15/2028	699,000	820,955
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	250,000	274,270
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	895,000	941,021
3.65%, 2/1/2029	707,000	822,142
3.80%, 9/1/2023	727,000	790,503
Duke Energy Progress LLC:
2.80%, 5/15/2022	355,000	366,711
3.25%, 8/15/2025	836,000	933,988
3.38%, 9/1/2023	810,000	875,740
3.45%, 3/15/2029	846,000	978,754
3.70%, 9/1/2028	885,000	1,034,627
Edison International:
2.40%, 9/15/2022	681,000	691,045
2.95%, 3/15/2023	610,000	625,561
3.13%, 11/15/2022	465,000	479,076
3.55%, 11/15/2024	2,978,000	3,143,011
4.13%, 3/15/2028 (a)	1,389,000	1,425,961
4.95%, 4/15/2025	756,000	827,427
5.75%, 6/15/2027	532,000	592,233
Emera US Finance L.P. 3.55%, 6/15/2026	630,000	702,677
Enel Americas SA 4.00%, 10/25/2026 (a)	701,000	767,132
Enel Chile SA 4.88%, 6/12/2028	768,000	909,059
Enel Generacion Chile SA 4.25%, 4/15/2024	732,000	790,867
Entergy Arkansas LLC:
3.50%, 4/1/2026	696,000	787,503
3.70%, 6/1/2024 (a)	364,000	399,133
Entergy Corp.:
0.90%, 9/15/2025	1,665,000	1,662,219
2.95%, 9/1/2026	829,000	917,114
4.00%, 7/15/2022	1,234,000	1,301,734
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	373,000	439,752
Entergy Louisiana LLC:
2.40%, 10/1/2026	643,000	692,395
3.12%, 9/1/2027	1,019,000	1,136,317
3.25%, 4/1/2028 (a)	561,000	629,212
4.05%, 9/1/2023	760,000	830,270
5.40%, 11/1/2024	475,000	560,980
Entergy Mississippi LLC 2.85%, 6/1/2028	455,000	498,999
Security Description	Principal Amount	Value
Entergy Texas, Inc. 4.00%, 3/30/2029	$457,000	$535,129
Evergy Kansas Central, Inc. 3.10%, 4/1/2027	335,000	372,785
Evergy Metro, Inc. 3.15%, 3/15/2023	746,000	789,067
Evergy, Inc.:
2.45%, 9/15/2024	1,096,000	1,160,620
2.90%, 9/15/2029	1,305,000	1,405,537
Eversource Energy:
2.80%, 5/1/2023	619,000	650,247
Series H, 3.15%, 1/15/2025	576,000	629,101
Series K, 2.75%, 3/15/2022	1,000,000	1,031,470
Series L, 2.90%, 10/1/2024	986,000	1,065,836
Series M, 3.30%, 1/15/2028	335,000	374,721
Series N, 3.80%, 12/1/2023	497,000	545,189
Series O, 4.25%, 4/1/2029	350,000	419,983
Series Q, 0.80%, 8/15/2025	750,000	746,970
Series R, 1.65%, 8/15/2030	996,000	989,715
Exelon Corp.:
3.40%, 4/15/2026	917,000	1,024,298
3.50%, 6/1/2022	1,467,000	1,533,440
3.95%, 6/15/2025	1,228,000	1,387,812
4.05%, 4/15/2030	1,399,000	1,637,166
Exelon Generation Co. LLC:
3.25%, 6/1/2025	54,000	59,162
3.40%, 3/15/2022	1,086,000	1,126,638
4.25%, 6/15/2022	1,484,000	1,566,496
FirstEnergy Corp.:
2.05%, 3/1/2025	880,000	895,206
2.65%, 3/1/2030	701,000	711,655
Series A, 1.60%, 1/15/2026	500,000	496,235
Series A, 2.85%, 7/15/2022	702,000	720,764
Series B, 3.90%, 7/15/2027	1,882,000	2,063,425
Series B, 4.25%, 3/15/2023	1,117,000	1,186,120
Florida Power & Light Co.:
2.75%, 6/1/2023	454,000	476,936
2.85%, 4/1/2025	2,428,000	2,663,079
3.13%, 12/1/2025	847,000	944,007
3.25%, 6/1/2024	748,000	811,842
Fortis, Inc. 3.06%, 10/4/2026	1,245,000	1,356,975
Georgia Power Co.:
2.85%, 5/15/2022	801,000	830,325
3.25%, 4/1/2026	399,000	441,924
3.25%, 3/30/2027 (a)	343,000	377,766

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 2.10%, 7/30/2023	$675,000	$704,714
Series A, 2.20%, 9/15/2024	887,000	935,820
Series B, 2.65%, 9/15/2029 (a)	916,000	984,059
Gulf Power Co. Series A, 3.30%, 5/30/2027	569,000	640,626
Iberdrola International B.V. 5.81%, 3/15/2025	639,000	758,602
Indiana Michigan Power Co. 3.85%, 5/15/2028	371,000	423,155
Interstate Power & Light Co.:
2.30%, 6/1/2030 (a)	300,000	316,680
3.25%, 12/1/2024	967,000	1,059,900
3.60%, 4/1/2029	684,000	788,125
4.10%, 9/26/2028	640,000	763,245
IPALCO Enterprises, Inc.:
3.70%, 9/1/2024	729,000	793,422
4.25%, 5/1/2030 (b)	750,000	853,320
ITC Holdings Corp.:
2.70%, 11/15/2022	662,000	690,466
3.25%, 6/30/2026	821,000	912,665
3.35%, 11/15/2027	749,000	836,071
3.65%, 6/15/2024	749,000	821,234
Kansas City Power & Light Co. 3.65%, 8/15/2025	506,000	571,218
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	729,000	811,085
MidAmerican Energy Co.:
3.10%, 5/1/2027	786,000	882,183
3.50%, 10/15/2024	833,000	922,814
3.65%, 4/15/2029	946,000	1,124,964
Mississippi Power Co. 3.95%, 3/30/2028	571,000	655,439
National Rural Utilities Cooperative Finance Corp.:
2.40%, 4/25/2022	835,000	858,697
2.40%, 3/15/2030 (a)	345,000	377,292
2.70%, 2/15/2023	667,000	699,049
2.85%, 1/27/2025 (a)	490,000	533,595
2.95%, 2/7/2024	861,000	923,965
3.05%, 2/15/2022	562,000	578,197
3.05%, 4/25/2027	532,000	593,494
3.40%, 2/7/2028	829,000	956,873
3.70%, 3/15/2029	738,000	869,135
3.90%, 11/1/2028	843,000	1,003,861
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	698,000	714,899
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (c)	570,000	617,031
Security Description	Principal Amount	Value
Series MTN, 1.75%, 1/21/2022	$1,165,000	$1,186,087
Series MTN, 2.30%, 9/15/2022	501,000	517,919
Series MTN, 3.25%, 11/1/2025	486,000	543,314
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029 (a)	738,000	865,910
Series DD, 2.40%, 5/1/2030	855,000	916,671
NextEra Energy Capital Holdings, Inc.:
1.95%, 9/1/2022	1,022,000	1,051,771
2.25%, 6/1/2030	1,933,000	2,011,229
2.75%, 5/1/2025	4,858,000	5,255,141
2.75%, 11/1/2029	889,000	966,930
2.80%, 1/15/2023	530,000	556,209
2.90%, 4/1/2022	965,000	999,441
3.15%, 4/1/2024	2,639,000	2,854,633
3.20%, 2/25/2022	702,000	728,585
3.25%, 4/1/2026 (a)	2,547,000	2,855,696
3.30%, 8/15/2022	286,000	300,826
3.50%, 4/1/2029	687,000	781,621
3.55%, 5/1/2027	1,179,000	1,332,400
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	681,000	733,723
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (c)	697,000	793,144
Northern States Power Co.:
2.15%, 8/15/2022	865,000	885,025
2.60%, 5/15/2023	527,000	550,894
NSTAR Electric Co.:
2.38%, 10/15/2022	407,000	421,172
3.20%, 5/15/2027	707,000	792,568
3.25%, 5/15/2029 (a)	794,000	909,408
3.95%, 4/1/2030 (a)	1,129,000	1,373,124
Ohio Power Co.:
Series M, 5.38%, 10/1/2021	180,000	188,851
Series P, 2.60%, 4/1/2030 (a)	849,000	931,778
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030 (a)	856,000	956,871
3.80%, 8/15/2028	805,000	922,393
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025 (b)	1,400,000	1,392,944
2.75%, 6/1/2024	1,738,000	1,864,804
2.95%, 4/1/2025	340,000	371,141
3.70%, 11/15/2028	776,000	911,459
4.10%, 6/1/2022	401,000	421,214
5.75%, 3/15/2029	565,000	745,105
7.00%, 9/1/2022	519,000	581,825

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Pacific Gas & Electric Co.:
1.75%, 6/16/2022	$2,547,000	$2,549,318
2.10%, 8/1/2027	2,345,000	2,272,070
2.50%, 2/1/2031	3,613,000	3,437,155
Pacific Gas and Electric Co. 3.15%, 1/1/2026	12,000,000	12,315,360
PacifiCorp:
3.50%, 6/15/2029	735,000	853,078
3.60%, 4/1/2024	460,000	503,268
PECO Energy Co.:
2.38%, 9/15/2022	321,000	331,802
3.15%, 10/15/2025	218,000	241,899
Pinnacle West Capital Corp. 1.30%, 6/15/2025 (a)	764,000	776,163
Potomac Electric Power Co. 3.60%, 3/15/2024	591,000	643,960
PPL Capital Funding, Inc.:
3.10%, 5/15/2026 (a)	968,000	1,070,201
3.40%, 6/1/2023	861,000	917,619
3.50%, 12/1/2022	595,000	627,975
3.95%, 3/15/2024	710,000	778,870
4.13%, 4/15/2030	813,000	959,275
4.20%, 6/15/2022	1,147,000	1,204,465
Progress Energy, Inc. 3.15%, 4/1/2022	779,000	804,606
PSEG Power LLC 3.85%, 6/1/2023	781,000	841,652
Public Service Co. of Colorado:
2.25%, 9/15/2022 (a)	610,000	624,805
3.70%, 6/15/2028 (a)	365,000	426,105
Public Service Co. of New Hampshire 3.50%, 11/1/2023	245,000	265,467
Public Service Electric & Gas Co.:
Series MTN, 2.25%, 9/15/2026	822,000	883,888
Series MTN, 2.38%, 5/15/2023	257,000	268,547
Series MTN, 2.45%, 1/15/2030	840,000	914,231
Series MTN, 3.00%, 5/15/2025	508,000	557,032
Series MTN, 3.00%, 5/15/2027	175,000	194,271
Series MTN, 3.20%, 5/15/2029	861,000	986,250
Series MTN, 3.25%, 9/1/2023	504,000	543,186
Series MTN, 3.65%, 9/1/2028	787,000	922,325
Series MTN, 3.70%, 5/1/2028	650,000	760,513
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	1,400,000	1,390,746
Security Description	Principal Amount	Value
1.60%, 8/15/2030	$900,000	$890,118
2.65%, 11/15/2022	997,000	1,039,811
2.88%, 6/15/2024	1,196,000	1,282,674
Puget Energy, Inc.:
3.65%, 5/15/2025	482,000	517,157
4.10%, 6/15/2030 (b)	971,000	1,083,519
5.63%, 7/15/2022	706,000	752,893
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	724,000	783,368
Series NNN, 3.60%, 9/1/2023	445,000	478,655
Series VVV, 1.70%, 10/1/2030	1,040,000	1,037,213
Sempra Energy:
2.88%, 10/1/2022	761,000	789,568
2.90%, 2/1/2023	696,000	728,837
3.25%, 6/15/2027	1,033,000	1,134,895
3.40%, 2/1/2028	2,585,000	2,850,143
3.55%, 6/15/2024	555,000	603,607
3.75%, 11/15/2025	701,000	790,658
4.05%, 12/1/2023	466,000	508,793
Sierra Pacific Power Co. 2.60%, 5/1/2026	572,000	623,354
Southern California Edison Co.:
2.25%, 6/1/2030 (a)	740,000	746,682
2.85%, 8/1/2029 (a)	769,000	809,703
6.65%, 4/1/2029	707,000	872,205
Series 20C, 1.20%, 2/1/2026 (f)	1,770,000	1,764,796
Series A, 4.20%, 3/1/2029	862,000	991,636
Series B, 2.40%, 2/1/2022	644,000	657,582
Series B, 3.65%, 3/1/2028	509,000	560,943
Series C, 3.50%, 10/1/2023	213,000	228,300
Series D, 3.40%, 6/1/2023 (a)	685,000	731,059
Series E, 3.70%, 8/1/2025	1,225,000	1,359,113
Southern Co.:
2.95%, 7/1/2023	922,000	978,657
3.25%, 7/1/2026	2,375,000	2,648,125
Series A, 3.70%, 4/30/2030 (a)	1,346,000	1,536,580
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (c)	497,000	506,940
Southern Power Co.:
4.15%, 12/1/2025	845,000	969,181
Series E, 2.50%, 12/15/2021	799,000	818,088
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	830,000	893,537
Series M, 4.10%, 9/15/2028	737,000	860,271

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Southwestern Public Service Co. 3.30%, 6/15/2024 (a)	$167,000	$180,709
Tucson Electric Power Co.:
1.50%, 8/1/2030	1,025,000	1,015,293
3.05%, 3/15/2025	157,000	170,566
Union Electric Co.:
2.95%, 6/15/2027	703,000	775,936
2.95%, 3/15/2030	605,000	678,145
3.50%, 4/15/2024	373,000	405,843
3.50%, 3/15/2029	754,000	872,604
Virginia Electric & Power Co.:
2.95%, 1/15/2022 (a)	338,000	346,230
3.45%, 9/1/2022	242,000	253,321
3.45%, 2/15/2024	256,000	277,425
Series A, 2.88%, 7/15/2029	853,000	956,153
Series A, 3.10%, 5/15/2025	343,000	377,602
Series A, 3.15%, 1/15/2026	1,833,000	2,039,487
Series A, 3.50%, 3/15/2027	791,000	902,017
Series A, 3.80%, 4/1/2028	486,000	571,711
Series B, 2.95%, 11/15/2026	549,000	612,404
Series C, 2.75%, 3/15/2023	740,000	775,143
WEC Energy Group, Inc.:
0.55%, 9/15/2023 (a)	2,000,000	2,005,040
3.10%, 3/8/2022	730,000	758,988
3.55%, 6/15/2025	536,000	600,400
Westar Energy, Inc. 2.55%, 7/1/2026 (a)	281,000	304,857
Wisconsin Electric Power Co. 2.05%, 12/15/2024	731,000	770,876
Wisconsin Power & Light Co.:
3.00%, 7/1/2029	849,000	950,693
3.05%, 10/15/2027	350,000	389,575
Wisconsin Public Service Corp. 3.35%, 11/21/2021	689,000	712,171
Xcel Energy, Inc.:
0.50%, 10/15/2023	1,000,000	1,000,200
2.60%, 3/15/2022 (a)	787,000	809,406
2.60%, 12/1/2029	893,000	964,127
3.30%, 6/1/2025	837,000	923,847
3.35%, 12/1/2026	886,000	994,854
3.40%, 6/1/2030 (a)	845,000	969,764
4.00%, 6/15/2028	674,000	793,507
		318,764,202
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
0.88%, 10/15/2026	1,335,000	1,331,182
Security Description	Principal Amount	Value
1.80%, 10/15/2027	$776,000	$810,602
2.63%, 12/1/2021	735,000	753,257
2.63%, 2/15/2023 (a)	832,000	872,078
3.15%, 6/1/2025	193,000	212,873
		3,979,992
ELECTRONICS — 0.9%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	941,000	967,602
2.75%, 9/15/2029	1,195,000	1,289,046
3.05%, 9/22/2026	390,000	429,792
3.20%, 10/1/2022	474,000	495,723
3.88%, 7/15/2023 (a)	694,000	752,685
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	841,000	892,108
3.55%, 10/1/2027	532,000	577,417
Amphenol Corp.:
2.05%, 3/1/2025	490,000	514,103
2.80%, 2/15/2030	593,000	650,349
3.20%, 4/1/2024	844,000	910,558
4.35%, 6/1/2029	561,000	680,661
Arrow Electronics, Inc.:
3.25%, 9/8/2024	588,000	633,576
3.50%, 4/1/2022	262,000	270,256
3.88%, 1/12/2028	685,000	761,117
4.00%, 4/1/2025	472,000	508,500
4.50%, 3/1/2023	611,000	651,039
Avnet, Inc.:
3.75%, 12/1/2021	266,000	273,235
4.63%, 4/15/2026	547,000	607,482
4.88%, 12/1/2022	702,000	750,389
Flex, Ltd.:
3.75%, 2/1/2026	1,177,000	1,284,637
4.75%, 6/15/2025	708,000	800,557
4.88%, 6/15/2029	474,000	544,522
4.88%, 5/12/2030	1,745,000	1,988,393
5.00%, 2/15/2023 (a)	726,000	794,171
FLIR Systems, Inc. 2.50%, 8/1/2030 (a)	898,000	920,980
Fortive Corp. 3.15%, 6/15/2026	1,762,000	1,947,362
Honeywell International, Inc.:
0.48%, 8/19/2022	2,145,000	2,148,196
1.35%, 6/1/2025 (a)	1,777,000	1,832,194
1.85%, 11/1/2021	200,000	203,206
1.95%, 6/1/2030	1,436,000	1,511,232
2.15%, 8/8/2022	1,691,000	1,746,397
2.30%, 8/15/2024	1,313,000	1,399,855
2.50%, 11/1/2026	1,553,000	1,709,139
2.70%, 8/15/2029	1,306,000	1,443,927
3.35%, 12/1/2023	568,000	618,330
Hubbell, Inc.:
3.15%, 8/15/2027	562,000	594,680
3.35%, 3/1/2026	420,000	452,248
3.50%, 2/15/2028	295,000	321,013
3.63%, 11/15/2022 (a)	20,000	21,081

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Jabil, Inc.:
3.60%, 1/15/2030	$875,000	$933,301
3.95%, 1/12/2028	407,000	447,533
4.70%, 9/15/2022	1,054,000	1,129,509
Keysight Technologies, Inc.:
3.00%, 10/30/2029	778,000	848,829
4.55%, 10/30/2024	796,000	898,063
4.60%, 4/6/2027	730,000	855,064
Legrand France SA 8.50%, 2/15/2025 (a)	970,000	1,282,039
PerkinElmer, Inc. 3.30%, 9/15/2029	741,000	823,844
Roper Technologies, Inc.:
0.45%, 8/15/2022	400,000	399,692
1.00%, 9/15/2025	1,040,000	1,043,078
1.40%, 9/15/2027	1,125,000	1,137,836
2.00%, 6/30/2030	1,241,000	1,267,346
2.35%, 9/15/2024	775,000	819,772
2.80%, 12/15/2021	766,000	785,625
2.95%, 9/15/2029	1,031,000	1,133,440
3.13%, 11/15/2022	1,399,000	1,465,606
3.65%, 9/15/2023	773,000	839,764
3.80%, 12/15/2026	687,000	792,695
3.85%, 12/15/2025	520,000	592,223
4.20%, 9/15/2028	714,000	850,802
Trimble, Inc.:
4.15%, 6/15/2023 (a)	776,000	835,643
4.75%, 12/1/2024	501,000	554,412
4.90%, 6/15/2028	300,000	354,270
Tyco Electronics Group SA:
3.13%, 8/15/2027	593,000	649,377
3.45%, 8/1/2024	327,000	355,079
3.50%, 2/3/2022	179,000	184,757
3.70%, 2/15/2026	470,000	527,603
		56,704,960
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.30%, 3/1/2030	1,521,000	1,617,371
2.50%, 8/15/2024	864,000	919,745
2.90%, 7/1/2026 (a)	852,000	941,630
3.20%, 3/15/2025	783,000	859,225
3.38%, 11/15/2027	846,000	962,181
3.55%, 6/1/2022	831,000	866,475
3.95%, 5/15/2028	820,000	967,329
4.75%, 5/15/2023	998,000	1,098,040
Waste Connections, Inc.:
2.60%, 2/1/2030	737,000	792,570
3.50%, 5/1/2029	1,648,000	1,873,908
4.25%, 12/1/2028	717,000	855,094
Waste Management, Inc.:
2.40%, 5/15/2023	998,000	1,042,431
2.90%, 9/15/2022	831,000	865,512
3.13%, 3/1/2025 (a)	698,000	764,729
3.15%, 11/15/2027	1,380,000	1,541,226
Security Description	Principal Amount	Value
3.50%, 5/15/2024	$482,000	$526,657
		16,494,123
FOOD — 1.4%
Ahold Finance USA LLC 6.88%, 5/1/2029	728,000	1,025,555
Campbell Soup Co.:
2.38%, 4/24/2030	836,000	871,012
2.50%, 8/2/2022	1,232,000	1,273,272
3.30%, 3/19/2025 (a)	616,000	671,557
3.65%, 3/15/2023	761,000	814,285
3.95%, 3/15/2025	1,479,000	1,654,439
4.15%, 3/15/2028	835,000	970,938
Conagra Brands, Inc.:
3.20%, 1/25/2023	1,039,000	1,094,659
4.30%, 5/1/2024	1,704,000	1,900,965
4.60%, 11/1/2025	1,982,000	2,301,954
4.85%, 11/1/2028	1,978,000	2,415,830
7.00%, 10/1/2028	289,000	387,682
Flowers Foods, Inc.:
3.50%, 10/1/2026 (a)	697,000	751,749
4.38%, 4/1/2022	456,000	472,024
General Mills, Inc.:
2.60%, 10/12/2022	1,063,000	1,106,073
2.88%, 4/15/2030	1,542,000	1,691,975
3.20%, 2/10/2027 (a)	697,000	783,526
3.65%, 2/15/2024	1,337,000	1,459,496
3.70%, 10/17/2023	2,297,000	2,504,672
4.00%, 4/17/2025	1,932,000	2,193,052
4.20%, 4/17/2028	1,633,000	1,927,756
Hershey Co.:
0.90%, 6/1/2025	1,041,000	1,051,649
1.70%, 6/1/2030 (a)	978,000	1,004,670
2.05%, 11/15/2024	953,000	1,008,045
2.30%, 8/15/2026	1,080,000	1,166,173
2.45%, 11/15/2029	450,000	492,183
3.20%, 8/21/2025	290,000	322,726
3.38%, 5/15/2023 (a)	805,000	866,591
Hormel Foods Corp. 1.80%, 6/11/2030	1,415,000	1,456,983
Ingredion, Inc.:
2.90%, 6/1/2030 (a)	1,017,000	1,104,828
3.20%, 10/1/2026	480,000	530,578
JM Smucker Co.:
2.38%, 3/15/2030	1,019,000	1,064,070
3.00%, 3/15/2022	642,000	664,823
3.38%, 12/15/2027 (a)	740,000	826,795
3.50%, 3/15/2025 (a)	1,610,000	1,805,116
Kellogg Co.:
2.10%, 6/1/2030	815,000	834,943
2.65%, 12/1/2023	941,000	997,827
3.13%, 5/17/2022	851,000	884,470
3.25%, 4/1/2026	944,000	1,049,020
3.40%, 11/15/2027 (a)	915,000	1,029,229
4.30%, 5/15/2028	709,000	835,812

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Kroger Co.:
2.20%, 5/1/2030	$1,042,000	$1,092,870
2.65%, 10/15/2026 (a)	860,000	936,893
2.80%, 8/1/2022	744,000	773,262
3.40%, 4/15/2022	602,000	624,322
3.50%, 2/1/2026	1,123,000	1,263,903
3.70%, 8/1/2027	922,000	1,061,222
3.85%, 8/1/2023	850,000	921,349
4.00%, 2/1/2024	974,000	1,072,919
4.50%, 1/15/2029 (a)	757,000	927,681
McCormick & Co., Inc.:
2.50%, 4/15/2030	489,000	523,152
3.15%, 8/15/2024	1,055,000	1,148,515
3.40%, 8/15/2027	1,024,000	1,152,645
Mondelez International, Inc.:
0.63%, 7/1/2022	2,608,000	2,615,120
1.50%, 5/4/2025	1,479,000	1,520,442
2.13%, 4/13/2023	773,000	802,598
2.75%, 4/13/2030	2,077,000	2,261,022
3.63%, 5/7/2023	838,000	901,269
3.63%, 2/13/2026	726,000	821,563
4.00%, 2/1/2024	277,000	305,944
4.13%, 5/7/2028 (a)	595,000	709,210
Sysco Corp.:
2.40%, 2/15/2030	1,052,000	1,059,417
2.60%, 6/12/2022	411,000	424,592
3.25%, 7/15/2027 (a)	777,000	844,047
3.30%, 7/15/2026	1,489,000	1,621,983
3.55%, 3/15/2025	974,000	1,060,988
3.75%, 10/1/2025	827,000	910,874
5.65%, 4/1/2025	1,337,000	1,580,428
5.95%, 4/1/2030	1,333,000	1,683,512
Tyson Foods, Inc.:
3.55%, 6/2/2027 (a)	2,318,000	2,618,552
3.90%, 9/28/2023	336,000	366,909
3.95%, 8/15/2024	1,431,000	1,589,641
4.00%, 3/1/2026	1,501,000	1,717,564
4.35%, 3/1/2029	765,000	927,731
4.50%, 6/15/2022	1,480,000	1,565,381
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	46,234
		86,722,756
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	759,000	806,635
4.50%, 8/1/2024	690,000	756,902
Domtar Corp. 4.40%, 4/1/2022 (a)	712,000	732,940
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027 (a)	848,000	961,895
Georgia-Pacific LLC 8.00%, 1/15/2024	1,558,000	1,916,387
Security Description	Principal Amount	Value
International Paper Co.:
3.00%, 2/15/2027	$17,000	$18,866
3.80%, 1/15/2026	283,000	323,129
Suzano Austria GmbH:
5.00%, 1/15/2030	757,000	815,410
6.00%, 1/15/2029	1,693,000	1,932,018
		8,264,182
GAS — 0.4%
Atmos Energy Corp.:
2.63%, 9/15/2029 (a)	249,000	274,963
3.00%, 6/15/2027 (a)	784,000	872,647
CenterPoint Energy Resources Corp.:
3.55%, 4/1/2023	715,000	764,457
4.00%, 4/1/2028	434,000	500,606
Dominion Energy Gas Holdings LLC:
3.55%, 11/1/2023	180,000	194,308
3.60%, 12/15/2024	830,000	918,901
Series A, 2.50%, 11/15/2024	1,233,000	1,315,069
Series B, 3.00%, 11/15/2029	819,000	901,981
National Fuel Gas Co.:
3.75%, 3/1/2023	528,000	547,779
3.95%, 9/15/2027	720,000	739,195
4.75%, 9/1/2028	317,000	333,436
4.90%, 12/1/2021	700,000	724,710
5.20%, 7/15/2025	729,000	805,720
5.50%, 1/15/2026	700,000	765,240
NiSource, Inc.:
0.95%, 8/15/2025	1,408,000	1,406,282
2.95%, 9/1/2029	1,797,000	1,950,877
3.49%, 5/15/2027	1,039,000	1,159,036
3.60%, 5/1/2030	1,817,000	2,071,071
ONE Gas, Inc. 3.61%, 2/1/2024	538,000	585,618
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	846,000	965,117
Southern California Gas Co.:
3.15%, 9/15/2024	339,000	369,646
3.20%, 6/15/2025	387,000	426,211
Series TT, 2.60%, 6/15/2026	680,000	738,813
Series XX, 2.55%, 2/1/2030	813,000	879,820
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	435,000	456,098
3.25%, 6/15/2026 (a)	684,000	753,426
Southwest Gas Corp.:
2.20%, 6/15/2030	750,000	784,875
3.70%, 4/1/2028	488,000	550,279
		22,756,181

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 4.63%, 6/15/2028	$871,000	$967,907
Snap-on, Inc. 3.25%, 3/1/2027 (a)	435,000	481,393
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	835,000	893,692
2.90%, 11/1/2022	797,000	836,483
3.40%, 12/1/2021	390,000	400,425
3.40%, 3/1/2026	854,000	953,918
4.25%, 11/15/2028	827,000	1,003,358
5 year CMT + 2.66%, 4.00%, 3/15/2060 (c)	252,000	261,717
		5,798,893
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	1,296,000	1,306,225
1.40%, 6/30/2030 (a)	470,000	473,219
2.55%, 3/15/2022 (a)	882,000	910,453
2.95%, 3/15/2025	1,222,000	1,335,683
3.40%, 11/30/2023	1,955,000	2,126,317
3.75%, 11/30/2026	2,406,000	2,795,339
3.88%, 9/15/2025	851,000	973,655
Baxter International, Inc.:
2.60%, 8/15/2026	1,556,000	1,697,580
3.75%, 10/1/2025 (b)	929,000	1,053,356
3.95%, 4/1/2030 (b)	795,000	951,504
Boston Scientific Corp.:
1.90%, 6/1/2025	896,000	935,845
2.65%, 6/1/2030	1,288,000	1,370,471
3.38%, 5/15/2022	855,000	892,671
3.45%, 3/1/2024	742,000	804,580
3.75%, 3/1/2026	2,539,000	2,896,161
3.85%, 5/15/2025	1,154,000	1,308,163
4.00%, 3/1/2028	60,000	69,631
4.00%, 3/1/2029	1,293,000	1,503,112
Covidien International Finance SA:
2.95%, 6/15/2023	1,514,000	1,609,942
3.20%, 6/15/2022	837,000	869,551
Dentsply Sirona, Inc. 3.25%, 6/1/2030	1,269,000	1,380,101
DH Europe Finance II Sarl:
2.05%, 11/15/2022	748,000	771,248
2.20%, 11/15/2024	970,000	1,025,300
2.60%, 11/15/2029	1,639,000	1,782,101
Edwards Lifesciences Corp. 4.30%, 6/15/2028	745,000	890,782
Medtronic, Inc.:
2.75%, 4/1/2023	825,000	869,657
3.15%, 3/15/2022	4,188,000	4,350,955
3.50%, 3/15/2025	2,123,000	2,395,551
3.63%, 3/15/2024	10,000	11,035
Security Description	Principal Amount	Value
Stryker Corp.:
1.15%, 6/15/2025	$1,218,000	$1,234,638
1.95%, 6/15/2030	1,855,000	1,892,545
3.38%, 5/15/2024	922,000	1,002,334
3.38%, 11/1/2025	619,000	691,497
3.50%, 3/15/2026	1,582,000	1,784,132
3.65%, 3/7/2028	751,000	870,664
Thermo Fisher Scientific, Inc.:
2.60%, 10/1/2029	1,397,000	1,521,780
2.95%, 9/19/2026	1,572,000	1,748,583
3.00%, 4/15/2023	1,714,000	1,812,555
3.20%, 8/15/2027	733,000	825,483
3.65%, 12/15/2025	740,000	836,296
4.13%, 3/25/2025	2,051,000	2,337,114
4.15%, 2/1/2024	1,891,000	2,089,026
4.50%, 3/25/2030	1,400,000	1,731,716
Zimmer Biomet Holdings, Inc.:
3.05%, 1/15/2026 (a)	2,000	2,198
3.15%, 4/1/2022	1,622,000	1,677,651
3.38%, 11/30/2021	793,000	812,984
3.55%, 4/1/2025	1,172,000	1,295,564
3.55%, 3/20/2030	1,279,000	1,430,984
3.70%, 3/19/2023	916,000	978,233
		65,936,165
HEALTH CARE SERVICES — 1.6%
Adventist Health System 2.95%, 3/1/2029	682,000	704,717
Advocate Health & Hospitals Corp.:
3.83%, 8/15/2028	350,000	404,075
Series 2020, 2.21%, 6/15/2030	565,000	585,905
Aetna, Inc.:
2.75%, 11/15/2022	1,442,000	1,499,738
2.80%, 6/15/2023	1,083,000	1,139,814
3.50%, 11/15/2024	1,345,000	1,477,550
Anthem, Inc.:
2.25%, 5/15/2030	815,000	838,407
2.38%, 1/15/2025	1,825,000	1,936,818
2.88%, 9/15/2029	1,493,000	1,614,127
2.95%, 12/1/2022	835,000	876,942
3.13%, 5/15/2022	1,375,000	1,434,125
3.30%, 1/15/2023	1,182,000	1,252,932
3.35%, 12/1/2024	1,115,000	1,222,698
3.50%, 8/15/2024	2,290,000	2,509,382
3.65%, 12/1/2027	2,513,000	2,858,336
4.10%, 3/1/2028	1,546,000	1,800,209
Ascension Health Series B, 2.53%, 11/15/2029	831,000	900,812
Banner Health 2.34%, 1/1/2030	842,000	873,188
CHRISTUS Health Series C, 4.34%, 7/1/2028	500,000	586,155

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CommonSpirit Health:
2.76%, 10/1/2024	$911,000	$953,653
2.95%, 11/1/2022	358,000	373,394
3.35%, 10/1/2029	1,571,000	1,668,606
Dignity Health 3.13%, 11/1/2022	498,000	514,125
HCA, Inc.:
4.13%, 6/15/2029 (a)	2,877,000	3,254,434
4.50%, 2/15/2027	1,448,000	1,624,584
4.75%, 5/1/2023	2,180,000	2,378,140
5.00%, 3/15/2024	2,242,000	2,510,143
5.25%, 4/15/2025	1,714,000	1,978,642
5.25%, 6/15/2026	2,500,000	2,912,025
Humana, Inc.:
2.90%, 12/15/2022	1,043,000	1,090,968
3.13%, 8/15/2029	732,000	809,285
3.15%, 12/1/2022	915,000	960,411
3.85%, 10/1/2024	669,000	739,084
3.95%, 3/15/2027	743,000	849,680
4.88%, 4/1/2030	1,274,000	1,592,016
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	788,000	881,512
3.50%, 4/1/2022	470,000	489,914
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	1,208,000	1,277,400
2.95%, 12/1/2029 (a)	806,000	886,656
3.20%, 2/1/2022	850,000	879,682
3.25%, 9/1/2024	1,011,000	1,103,254
3.60%, 2/1/2025 (a)	824,000	914,829
3.60%, 9/1/2027	636,000	725,930
3.75%, 8/23/2022	778,000	818,261
4.00%, 11/1/2023	242,000	264,792
Mercy Health Series 2018, 4.30%, 7/1/2028	620,000	709,950
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	772,000	818,945
Series H, 2.75%, 10/1/2026	405,000	444,982
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	880,000	995,060
3.50%, 3/30/2025	825,000	914,257
4.20%, 6/30/2029	844,000	1,001,769
4.25%, 4/1/2024	1,495,000	1,654,397
SSM Health Care Corp.:
Series 2018, 3.69%, 6/1/2023	495,000	532,244
Series A, 3.82%, 6/1/2027 (a)	516,000	571,408
Stanford Health Care Series 2020, 3.31%, 8/15/2030	600,000	680,154
Security Description	Principal Amount	Value
Sutter Health Series 2018, 3.70%, 8/15/2028	$278,000	$311,099
Toledo Hospital Series B, 5.33%, 11/15/2028	766,000	860,386
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	796,000	814,133
2.00%, 5/15/2030	1,964,000	2,052,969
2.38%, 10/15/2022	1,305,000	1,358,022
2.38%, 8/15/2024	1,242,000	1,322,469
2.75%, 2/15/2023 (a)	824,000	864,162
2.88%, 12/15/2021	47,000	48,440
2.88%, 3/15/2022	736,000	758,411
2.88%, 3/15/2023	1,299,000	1,374,797
2.88%, 8/15/2029	1,043,000	1,163,133
2.95%, 10/15/2027	939,000	1,049,107
3.10%, 3/15/2026	1,952,000	2,182,804
3.35%, 7/15/2022	1,620,000	1,707,010
3.38%, 11/15/2021	820,000	841,394
3.38%, 4/15/2027 (a)	655,000	746,759
3.45%, 1/15/2027	855,000	972,289
3.50%, 6/15/2023	674,000	728,277
3.50%, 2/15/2024	1,350,000	1,480,882
3.70%, 12/15/2025	1,284,000	1,469,731
3.75%, 7/15/2025	3,194,000	3,645,472
3.85%, 6/15/2028 (a)	1,866,000	2,197,569
3.88%, 12/15/2028	1,377,000	1,637,432
Universal Health Services, Inc. 2.65%, 10/15/2030 (b)	1,250,000	1,245,550
		96,122,813
HOME BUILDERS — 0.1%
D.R.Horton, Inc. 1.40%, 10/15/2027	2,000,000	1,991,880
DR Horton, Inc.:
2.50%, 10/15/2024	610,000	644,422
2.60%, 10/15/2025	815,000	872,906
4.38%, 9/15/2022	709,000	750,711
4.75%, 2/15/2023	221,000	239,310
5.75%, 8/15/2023	515,000	579,251
NVR, Inc.:
3.00%, 5/15/2030	906,000	978,389
3.95%, 9/15/2022	656,000	692,808
		6,749,677
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	518,000	578,295
Leggett & Platt, Inc.:
3.40%, 8/15/2022	681,000	705,516
3.50%, 11/15/2027	733,000	775,382
3.80%, 11/15/2024	357,000	381,708
4.40%, 3/15/2029	853,000	947,581

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Whirlpool Corp.:
3.70%, 5/1/2025	$532,000	$594,499
4.00%, 3/1/2024	754,000	828,284
4.70%, 6/1/2022 (a)	15,000	15,975
4.75%, 2/26/2029 (a)	1,215,000	1,474,767
		6,302,007
HOUSEHOLD PRODUCTS — 0.0% (e)
Estee Lauder Cos., Inc 2.60%, 4/15/2030	1,056,000	1,153,131
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp.:
2.65%, 4/30/2030 (a)	609,000	652,696
4.88%, 12/6/2028	703,000	875,446
Church & Dwight Co., Inc.:
2.45%, 8/1/2022 (a)	784,000	809,441
2.88%, 10/1/2022 (a)	274,000	286,708
3.15%, 8/1/2027 (a)	762,000	834,916
Clorox Co.:
1.80%, 5/15/2030	812,000	834,127
3.05%, 9/15/2022	708,000	739,237
3.10%, 10/1/2027	702,000	787,946
3.50%, 12/15/2024	742,000	825,920
3.80%, 11/15/2021	340,000	352,763
3.90%, 5/15/2028	724,000	856,622
Kimberly-Clark Corp.:
1.05%, 9/15/2027 (a)	625,000	630,619
2.40%, 6/1/2023	150,000	157,513
2.75%, 2/15/2026 (a)	751,000	825,965
3.05%, 8/15/2025 (a)	340,000	377,968
3.10%, 3/26/2030 (a)	1,111,000	1,272,162
3.20%, 4/25/2029	930,000	1,066,645
3.95%, 11/1/2028	636,000	765,820
		12,952,514
INSURANCE — 2.6%
Aflac, Inc.:
2.88%, 10/15/2026	62,000	68,661
3.25%, 3/17/2025	818,000	905,076
3.60%, 4/1/2030 (a)	2,164,000	2,533,460
3.63%, 6/15/2023	789,000	854,763
3.63%, 11/15/2024	991,000	1,107,770
Alleghany Corp.:
3.63%, 5/15/2030	405,000	456,273
4.95%, 6/27/2022	693,000	740,034
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	231,000	248,641
Allstate Corp.:
3.15%, 6/15/2023	1,158,000	1,245,730
3.28%, 12/15/2026	851,000	967,791
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	350,000	367,500
Security Description	Principal Amount	Value
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	$1,004,000	$1,091,107
American Financial Group, Inc.:
3.50%, 8/15/2026	759,000	820,350
5.25%, 4/2/2030 (a)	710,000	863,041
American International Group, Inc.:
2.50%, 6/30/2025 (a)	2,253,000	2,404,582
3.40%, 6/30/2030	1,615,000	1,787,530
3.75%, 7/10/2025	1,615,000	1,809,834
3.90%, 4/1/2026	1,582,000	1,800,379
4.13%, 2/15/2024	1,257,000	1,392,128
4.20%, 4/1/2028	2,473,000	2,870,930
4.25%, 3/15/2029	1,639,000	1,927,661
4.88%, 6/1/2022	2,308,000	2,473,276
Aon Corp.:
2.20%, 11/15/2022	746,000	772,200
2.80%, 5/15/2030	924,000	1,001,237
3.75%, 5/2/2029	1,208,000	1,396,194
4.50%, 12/15/2028	704,000	852,657
8.21%, 1/1/2027	460,000	592,531
Aon PLC:
3.50%, 6/14/2024	770,000	840,902
3.88%, 12/15/2025	849,000	969,677
4.00%, 11/27/2023	816,000	890,746
Arch Capital Finance LLC 4.01%, 12/15/2026	816,000	946,707
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	350,000	380,153
Assurant, Inc.:
3.70%, 2/22/2030	500,000	520,470
4.00%, 3/15/2023	430,000	456,505
4.20%, 9/27/2023	660,000	710,516
4.90%, 3/27/2028	724,000	802,612
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	826,000	930,340
Athene Holding, Ltd.:
4.13%, 1/12/2028	1,113,000	1,209,709
6.15%, 4/3/2030	712,000	851,032
AXA Equitable Holdings, Inc. 7.00%, 4/1/2028	265,000	333,026
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	718,000	789,850
5 year CMT + 3.19%, 4.90%, 1/15/2040 (c)	400,000	402,264
AXIS Specialty Finance PLC 4.00%, 12/6/2027	663,000	725,382
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030 (a)	843,000	878,162
3.00%, 5/15/2022	1,119,000	1,166,815

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	$3,024,000	$3,185,300
3.00%, 2/11/2023 (a)	959,000	1,017,259
3.13%, 3/15/2026 (a)	3,511,000	3,922,770
3.40%, 1/31/2022 (a)	336,000	349,437
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (a)	2,115,000	2,196,153
5.63%, 5/15/2030	726,000	844,309
Brown & Brown, Inc.:
4.20%, 9/15/2024	708,000	780,464
4.50%, 3/15/2029	694,000	785,122
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	2,290,000	2,268,108
2.70%, 3/13/2023	747,000	785,448
2.88%, 11/3/2022	1,432,000	1,499,676
3.15%, 3/15/2025	1,579,000	1,743,753
3.35%, 5/15/2024	1,371,000	1,504,083
3.35%, 5/3/2026	1,856,000	2,104,240
Cincinnati Financial Corp. 6.92%, 5/15/2028	451,000	598,743
CNA Financial Corp.:
2.05%, 8/15/2030 (a)	345,000	343,554
3.45%, 8/15/2027	850,000	954,499
3.90%, 5/1/2029	790,000	906,130
3.95%, 5/15/2024	856,000	947,310
4.50%, 3/1/2026	718,000	843,492
CNO Financial Group, Inc.:
5.25%, 5/30/2025 (a)	316,000	362,187
5.25%, 5/30/2029 (a)	932,000	1,077,830
Enstar Group, Ltd.:
4.50%, 3/10/2022	542,000	562,428
4.95%, 6/1/2029	820,000	913,701
Equitable Holdings, Inc.:
3.90%, 4/20/2023	1,235,000	1,326,044
4.35%, 4/20/2028	2,070,000	2,357,130
Fairfax Financial Holdings, Ltd.:
4.63%, 4/29/2030 (b)	1,732,000	1,884,728
4.85%, 4/17/2028	833,000	915,400
Fidelity National Financial, Inc.:
3.40%, 6/15/2030	800,000	862,200
4.50%, 8/15/2028	705,000	811,434
5.50%, 9/1/2022	649,000	702,925
First American Financial Corp. 4.00%, 5/15/2030	882,000	970,412
Globe Life, Inc.:
2.15%, 8/15/2030	825,000	827,129
3.80%, 9/15/2022	138,000	145,633
4.55%, 9/15/2028	760,000	907,455
Hanover Insurance Group, Inc. 4.50%, 4/15/2026 (a)	371,000	421,423
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029 (a)	817,000	884,541
Security Description	Principal Amount	Value
Kemper Corp.:
2.40%, 9/30/2030	$2,025,000	$2,009,063
4.35%, 2/15/2025	452,000	495,514
Lincoln National Corp.:
3.05%, 1/15/2030	1,048,000	1,132,144
3.35%, 3/9/2025	429,000	469,026
3.40%, 1/15/2031	731,000	813,654
3.63%, 12/12/2026	499,000	562,178
3.80%, 3/1/2028	774,000	891,129
4.00%, 9/1/2023	873,000	953,543
4.20%, 3/15/2022	61,000	64,149
Loews Corp.:
2.63%, 5/15/2023	801,000	840,393
3.20%, 5/15/2030	841,000	939,632
3.75%, 4/1/2026	829,000	944,015
Manulife Financial Corp.:
2.48%, 5/19/2027	882,000	942,461
4.15%, 3/4/2026 (a)	1,336,000	1,568,651
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (c)	688,000	745,985
Markel Corp.:
3.35%, 9/17/2029	715,000	785,849
3.50%, 11/1/2027 (a)	709,000	781,573
4.90%, 7/1/2022	40,000	42,794
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	834,000	857,344
3.30%, 3/14/2023	791,000	838,555
3.50%, 6/3/2024 (a)	870,000	950,919
3.50%, 3/10/2025	855,000	944,886
3.75%, 3/14/2026	770,000	872,079
3.88%, 3/15/2024	3,051,000	3,381,637
4.38%, 3/15/2029	639,000	775,829
Mercury General Corp. 4.40%, 3/15/2027	684,000	742,174
MetLife, Inc.:
3.00%, 3/1/2025	1,349,000	1,490,928
3.60%, 4/10/2024 (a)	1,369,000	1,513,169
3.60%, 11/13/2025	382,000	433,199
3.05%, 12/15/2022	949,000	1,005,238
Series D, 4.37%, 9/15/2023	1,002,000	1,115,326
Old Republic International Corp.:
3.88%, 8/26/2026	500,000	567,860
4.88%, 10/1/2024 (a)	634,000	718,658
PartnerRe Finance B LLC 3.70%, 7/2/2029	942,000	1,050,989
Primerica, Inc. 4.75%, 7/15/2022	441,000	470,146
Principal Financial Group, Inc.:
2.13%, 6/15/2030	1,025,000	1,061,531
3.10%, 11/15/2026	731,000	813,764
3.13%, 5/15/2023	181,000	192,694
3.30%, 9/15/2022	724,000	762,828

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 5/15/2025	$969,000	$1,073,371
3.70%, 5/15/2029	733,000	854,480
Progressive Corp.:
2.45%, 1/15/2027	805,000	870,261
3.20%, 3/26/2030	747,000	857,885
4.00%, 3/1/2029	827,000	995,063
6.63%, 3/1/2029	45,000	61,875
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (a) (c)	686,000	726,769
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (a) (c)	1,106,000	1,250,156
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (a) (c)	586,000	618,406
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	692,000	737,831
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (c)	762,000	807,080
Series MTN, 1.50%, 3/10/2026	805,000	838,504
Series MTN, 2.10%, 3/10/2030 (a)	1,020,000	1,069,368
Series MTN, 3.50%, 5/15/2024 (a)	702,000	777,170
Series MTN, 3.88%, 3/27/2028 (a)	781,000	917,964
Series MTN, 4.50%, 11/16/2021	905,000	946,377
Prudential PLC 3.13%, 4/14/2030 (a)	1,138,000	1,262,588
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	689,000	750,769
3.90%, 5/15/2029	933,000	1,063,452
3.95%, 9/15/2026	703,000	792,393
Series MTN, 4.70%, 9/15/2023	224,000	247,766
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	331,000	361,442
3.70%, 4/1/2025	50,000	54,195
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029 (a)	694,000	783,602
Sompo International Holdings, Ltd. 4.70%, 10/15/2022 (a)	51,000	54,123
Swiss Re America Holding Corp. 7.00%, 2/15/2026	329,000	420,909
Trinity Acquisition PLC 4.40%, 3/15/2026	690,000	794,825
Unum Group:
4.00%, 3/15/2024	795,000	860,174
Security Description	Principal Amount	Value
4.00%, 6/15/2029 (a)	$938,000	$1,024,728
4.50%, 3/15/2025	535,000	593,791
Voya Financial, Inc.:
3.13%, 7/15/2024	817,000	880,505
3.65%, 6/15/2026	1,068,000	1,208,058
W R Berkley Corp. 4.63%, 3/15/2022	693,000	731,766
Willis North America, Inc.:
2.95%, 9/15/2029	651,000	703,106
3.60%, 5/15/2024	792,000	864,761
4.50%, 9/15/2028	1,018,000	1,216,490
XLIT, Ltd. 4.45%, 3/31/2025	608,000	685,398
		154,967,561
INTERNET — 1.5%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	859,000	903,127
3.13%, 11/28/2021	3,110,000	3,192,073
3.40%, 12/6/2027 (a)	3,015,000	3,377,463
3.60%, 11/28/2024	1,428,000	1,565,816
Alphabet, Inc.:
0.45%, 8/15/2025 (a)	1,416,000	1,410,407
0.80%, 8/15/2027 (a)	2,992,000	2,973,868
1.10%, 8/15/2030 (a)	2,970,000	2,942,914
2.00%, 8/15/2026	2,781,000	2,975,336
3.38%, 2/25/2024 (a)	1,098,000	1,208,623
Amazon.com, Inc.:
0.40%, 6/3/2023	1,203,000	1,205,394
0.80%, 6/3/2025 (a)	2,384,000	2,409,223
1.20%, 6/3/2027 (a)	2,532,000	2,573,221
1.50%, 6/3/2030 (a)	2,374,000	2,423,189
2.40%, 2/22/2023	3,533,000	3,703,043
2.50%, 11/29/2022	1,852,000	1,930,858
2.80%, 8/22/2024	2,825,000	3,060,944
3.15%, 8/22/2027	4,997,000	5,682,239
3.80%, 12/5/2024	1,430,000	1,609,694
5.20%, 12/3/2025	979,000	1,190,885
Baidu, Inc.:
2.88%, 7/6/2022	650,000	669,324
3.08%, 4/7/2025	1,235,000	1,308,927
3.43%, 4/7/2030	750,000	823,755
3.50%, 11/28/2022	708,000	743,768
3.63%, 7/6/2027	682,000	747,868
3.88%, 9/29/2023	1,237,000	1,329,194
4.13%, 6/30/2025 (a)	580,000	646,294
4.38%, 5/14/2024	726,000	797,976
4.38%, 3/29/2028	685,000	784,804
4.88%, 11/14/2028	622,000	739,315
Booking Holdings, Inc.:
2.75%, 3/15/2023	838,000	879,431
3.55%, 3/15/2028	837,000	933,774
3.60%, 6/1/2026	1,179,000	1,305,448
3.65%, 3/15/2025	1,044,000	1,151,469
4.10%, 4/13/2025	1,569,000	1,766,490
4.50%, 4/13/2027	801,000	939,725

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 4/13/2030	$1,967,000	$2,363,429
E*TRADE Financial Corp.:
2.95%, 8/24/2022	779,000	811,601
3.80%, 8/24/2027 (a)	344,000	386,243
4.50%, 6/20/2028	720,000	842,522
eBay, Inc.:
1.90%, 3/11/2025 (a)	1,685,000	1,756,124
2.60%, 7/15/2022	1,187,000	1,226,017
2.70%, 3/11/2030	1,711,000	1,816,004
2.75%, 1/30/2023	689,000	722,168
3.45%, 8/1/2024	859,000	940,175
3.60%, 6/5/2027	1,234,000	1,392,495
3.80%, 3/9/2022	904,000	944,481
Expedia Group, Inc.:
3.25%, 2/15/2030	429,000	413,161
3.60%, 12/15/2023 (b)	750,000	766,125
3.80%, 2/15/2028	1,059,000	1,063,130
4.50%, 8/15/2024 (a)	647,000	688,447
4.63%, 8/1/2027 (b)	878,000	921,391
5.00%, 2/15/2026	1,013,000	1,078,825
JD.com, Inc.:
3.38%, 1/14/2030 (a)	822,000	890,407
3.88%, 4/29/2026 (a)	652,000	723,453
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029 (a)	821,000	911,376
2.95%, 4/1/2022	934,000	965,186
3.30%, 4/1/2027	754,000	845,340
3.63%, 4/1/2025	826,000	925,442
3.75%, 4/1/2024 (a)	576,000	636,204
Tencent Music Entertainment Group:
1.38%, 9/3/2025	450,000	447,674
2.00%, 9/3/2030 (a)	1,220,000	1,194,563
Weibo Corp. 3.50%, 7/5/2024	831,000	875,733
		88,453,595
INVESTMENT COMPANY SECURITY — 0.3%
Ares Capital Corp.:
3.25%, 7/15/2025	737,000	731,133
3.50%, 2/10/2023	846,000	868,986
3.63%, 1/19/2022	892,000	916,423
3.88%, 1/15/2026	3,592,000	3,657,195
4.20%, 6/10/2024	1,267,000	1,316,958
4.25%, 3/1/2025	852,000	882,655
FS KKR Capital Corp.:
4.13%, 2/1/2025	860,000	850,979
4.63%, 7/15/2024	963,000	973,506
Goldman Sachs BDC, Inc. 3.75%, 2/10/2025	2,920,000	3,052,626
Golub Capital BDC 3.38%, 4/15/2024	2,000,000	2,001,700
Main Street Capital Corp. 5.20%, 5/1/2024	100,000	105,053
Security Description	Principal Amount	Value
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	$590,000	$589,575
Owl Rock Capital Corp.:
3.75%, 7/22/2025	852,000	849,393
4.00%, 3/30/2025	681,000	687,177
4.25%, 1/15/2026	500,000	506,425
5.25%, 4/15/2024	573,000	595,628
Prospect Capital Corp. 5.88%, 3/15/2023 (a)	361,000	372,653
Sixth Street Specialty Lending, Inc. 3.88%, 11/1/2024	799,000	811,816
		19,769,881
IRON/STEEL — 0.2%
Nucor Corp.:
2.00%, 6/1/2025	585,000	611,693
3.95%, 5/1/2028 (a)	692,000	806,990
4.00%, 8/1/2023	1,544,000	1,677,309
4.13%, 9/15/2022	811,000	860,009
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	1,040,000	1,039,199
2.15%, 8/15/2030	725,000	711,044
4.50%, 4/15/2023	555,000	600,976
Steel Dynamics, Inc.:
2.40%, 6/15/2025 (a)	770,000	806,598
2.80%, 12/15/2024	578,000	610,819
4.13%, 9/15/2025	136,000	138,981
5.00%, 12/15/2026	1,083,000	1,157,337
Vale Overseas, Ltd.:
3.75%, 7/8/2030	1,518,000	1,561,020
6.25%, 8/10/2026	1,665,000	1,967,947
		12,549,922
LEISURE TIME — 0.0% (e)
Harley-Davidson, Inc. 3.50%, 7/28/2025 (a)	497,000	525,786
LODGING — 0.6%
Choice Hotels International, Inc. 3.70%, 12/1/2029 (a)	774,000	819,380
Hyatt Hotels Corp.:
3.38%, 7/15/2023	293,000	300,322
4.38%, 9/15/2028	536,000	550,236
4.85%, 3/15/2026	564,000	605,956
5.38%, 4/23/2025	770,000	832,593
5.75%, 4/23/2030	826,000	946,654
Las Vegas Sands Corp.:
2.90%, 6/25/2025	777,000	774,055
3.20%, 8/8/2024	2,416,000	2,441,102
3.50%, 8/18/2026	4,427,000	4,485,968
3.90%, 8/8/2029	955,000	952,374
Marriott International, Inc.:
3.60%, 4/15/2024	770,000	796,511

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 3/15/2025	$705,000	$731,353
3.75%, 10/1/2025	420,000	431,613
4.63%, 6/15/2030	1,737,000	1,865,260
Series AA, 4.65%, 12/1/2028 (a)	393,000	421,206
Series EE, 5.75%, 5/1/2025	2,140,000	2,384,046
Series N, 3.13%, 10/15/2021	704,000	714,602
Series R, 3.13%, 6/15/2026	829,000	824,639
Series X, 4.00%, 4/15/2028	545,000	558,581
Series Z, 4.15%, 12/1/2023 (a)	633,000	666,916
Sands China, Ltd.:
3.80%, 1/8/2026 (b)	829,000	859,963
4.38%, 6/18/2030 (b)	998,000	1,049,427
4.60%, 8/8/2023	2,249,000	2,404,113
5.13%, 8/8/2025	1,493,000	1,631,058
5.40%, 8/8/2028	6,209,000	6,935,267
		34,983,195
MACHINERY, CONSTRUCTION & MINING — 0.6%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	1,724,000	1,791,960
3.38%, 4/3/2023	675,000	722,095
3.80%, 4/3/2028	1,023,000	1,217,186
Caterpillar Financial Services Corp.:
0.65%, 7/7/2023	2,015,000	2,023,987
2.40%, 8/9/2026 (a)	588,000	640,726
Series MTN, 0.45%, 9/14/2023	1,645,000	1,646,793
Series MTN, 0.95%, 5/13/2022	1,622,000	1,637,896
Series MTN, 1.10%, 9/14/2027 (a)	2,250,000	2,256,952
Series MTN, 1.45%, 5/15/2025 (a)	1,385,000	1,430,054
Series MTN, 1.90%, 9/6/2022	1,245,000	1,280,607
Series MTN, 1.95%, 11/18/2022	483,000	498,934
Series MTN, 2.15%, 11/8/2024 (a)	1,633,000	1,734,589
Series MTN, 2.40%, 6/6/2022	729,000	753,669
Series MTN, 2.55%, 11/29/2022	768,000	803,236
Series MTN, 2.63%, 3/1/2023	741,000	778,747
Series MTN, 2.85%, 6/1/2022 (a)	484,000	503,631
Security Description	Principal Amount	Value
Series MTN, 2.85%, 5/17/2024	$1,122,000	$1,210,672
Series MTN, 2.95%, 2/26/2022	1,344,000	1,393,580
Series MTN, 3.25%, 12/1/2024	725,000	800,081
Series MTN, 3.30%, 6/9/2024 (a)	862,000	944,623
Series MTN, 3.45%, 5/15/2023	850,000	915,892
Series MTN, 3.65%, 12/7/2023	1,127,000	1,239,103
Series MTN, 3.75%, 11/24/2023	1,214,000	1,337,002
Caterpillar, Inc.:
2.60%, 6/26/2022	1,275,000	1,316,858
2.60%, 9/19/2029 (a)	1,048,000	1,148,482
2.60%, 4/9/2030 (a)	1,063,000	1,164,527
3.40%, 5/15/2024	856,000	936,532
Oshkosh Corp.:
3.10%, 3/1/2030	446,000	472,417
4.60%, 5/15/2028	694,000	797,441
		33,398,272
MACHINERY-DIVERSIFIED — 1.0%
CNH Industrial Capital LLC:
1.88%, 1/15/2026	1,850,000	1,848,150
1.95%, 7/2/2023	791,000	805,349
3.88%, 10/15/2021	974,000	1,000,834
4.20%, 1/15/2024	754,000	812,541
4.38%, 4/5/2022	1,115,000	1,168,486
CNH Industrial NV:
4.50%, 8/15/2023 (a)	1,062,000	1,153,619
Series MTN, 3.85%, 11/15/2027 (a)	254,000	274,749
Crane Co. 4.45%, 12/15/2023 (a)	139,000	152,084
Deere & Co.:
2.60%, 6/8/2022	778,000	803,394
2.75%, 4/15/2025	1,168,000	1,272,244
3.10%, 4/15/2030	850,000	972,604
Dover Corp.:
2.95%, 11/4/2029	392,000	425,183
3.15%, 11/15/2025	559,000	616,035
Flowserve Corp.:
3.50%, 9/15/2022	540,000	563,252
3.50%, 10/1/2030	1,075,000	1,067,948
4.00%, 11/15/2023	58,000	60,782
IDEX Corp.:
3.00%, 5/1/2030	817,000	899,133
4.20%, 12/15/2021 (a)	44,000	45,466
John Deere Capital Corp.:
2.80%, 1/27/2023 (a)	1,040,000	1,098,334
3.65%, 10/12/2023	590,000	647,549

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3.45%, 6/7/2023	$873,000	$942,866
Series MTN, 0.55%, 7/5/2022	774,000	777,197
Series MTN, 0.70%, 7/5/2023 (a)	854,000	863,736
Series MTN, 1.20%, 4/6/2023	370,000	377,311
Series MTN, 1.75%, 3/9/2027	618,000	645,501
Series MTN, 1.95%, 6/13/2022 (a)	1,003,000	1,030,382
Series MTN, 2.05%, 1/9/2025 (a)	1,327,000	1,406,899
Series MTN, 2.15%, 9/8/2022	811,000	839,880
Series MTN, 2.25%, 9/14/2026	739,000	802,502
Series MTN, 2.45%, 1/9/2030 (a)	839,000	913,084
Series MTN, 2.60%, 3/7/2024	1,104,000	1,179,922
Series MTN, 2.65%, 1/6/2022	712,000	732,719
Series MTN, 2.65%, 6/24/2024	541,000	582,576
Series MTN, 2.65%, 6/10/2026	730,000	803,380
Series MTN, 2.70%, 1/6/2023	643,000	676,468
Series MTN, 2.75%, 3/15/2022	1,234,000	1,276,178
Series MTN, 2.80%, 3/6/2023 (a)	1,551,000	1,641,578
Series MTN, 2.80%, 9/8/2027	812,000	902,457
Series MTN, 2.80%, 7/18/2029	804,000	895,077
Series MTN, 2.95%, 4/1/2022	812,000	843,822
Series MTN, 3.05%, 1/6/2028	431,000	483,052
Series MTN, 3.20%, 1/10/2022	1,308,000	1,355,637
Series MTN, 3.35%, 6/12/2024	1,191,000	1,310,005
Series MTN, 3.40%, 9/11/2025 (a)	519,000	585,603
Series MTN, 3.45%, 1/10/2024	757,000	827,242
Series MTN, 3.45%, 3/13/2025 (a)	1,406,000	1,578,797
Series MTN, 3.45%, 3/7/2029 (a)	1,318,000	1,532,847
nVent Finance Sarl:
3.95%, 4/15/2023	735,000	764,378
4.55%, 4/15/2028	1,238,000	1,329,909
Security Description	Principal Amount	Value
Otis Worldwide Corp.:
2.06%, 4/5/2025	$1,919,000	$2,019,344
2.29%, 4/5/2027 (a)	954,000	1,014,111
2.57%, 2/15/2030	2,574,000	2,766,278
Rockwell Automation, Inc.:
2.88%, 3/1/2025	25,000	27,236
3.50%, 3/1/2029 (a)	249,000	288,188
Wabtec Corp.:
3.45%, 11/15/2026	815,000	864,682
4.40%, 3/15/2024	852,000	925,945
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	1,170,000	1,234,116
4.95%, 9/15/2028	1,854,000	2,159,131
Xylem, Inc.:
1.95%, 1/30/2028 (a)	1,329,000	1,386,865
3.25%, 11/1/2026	873,000	971,562
4.88%, 10/1/2021	584,000	609,509
		57,855,708
MEDIA — 2.1%
CBS Corp.:
2.90%, 1/15/2027	711,000	766,629
3.38%, 2/15/2028	745,000	818,621
3.50%, 1/15/2025	750,000	819,735
3.70%, 8/15/2024	870,000	951,884
4.00%, 1/15/2026	776,000	874,040
4.20%, 6/1/2029	794,000	917,221
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.80%, 4/1/2031	720,000	747,209
3.75%, 2/15/2028	1,344,000	1,487,647
4.20%, 3/15/2028	3,030,000	3,437,717
4.46%, 7/23/2022	3,293,000	3,486,991
4.91%, 7/23/2025	4,297,000	4,961,230
5.05%, 3/30/2029	2,592,000	3,101,924
Class USD, 4.50%, 2/1/2024	2,014,000	2,232,277
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	1,890,000	2,250,914
Comcast Corp.:
2.35%, 1/15/2027 (a)	1,449,000	1,555,414
2.65%, 2/1/2030	2,255,000	2,450,373
3.00%, 2/1/2024	2,152,000	2,319,103
3.10%, 4/1/2025 (a)	1,430,000	1,575,617
3.15%, 3/1/2026	3,584,000	3,996,196
3.15%, 2/15/2028	1,924,000	2,161,287
3.30%, 2/1/2027	2,832,000	3,196,167
3.30%, 4/1/2027	2,145,000	2,426,209
3.38%, 2/15/2025	694,000	767,953
3.38%, 8/15/2025	1,199,000	1,337,233
3.40%, 4/1/2030 (a)	1,429,000	1,647,223

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 5/1/2028 (a)	$772,000	$894,856
3.60%, 3/1/2024	2,204,000	2,423,276
3.70%, 4/15/2024	4,005,000	4,420,719
3.95%, 10/15/2025	4,565,000	5,239,296
4.15%, 10/15/2028	4,696,000	5,655,205
Discovery Communications LLC:
2.95%, 3/20/2023	613,000	646,010
3.45%, 3/15/2025	755,000	826,589
3.63%, 5/15/2030 (a)	1,058,000	1,172,962
3.80%, 3/13/2024	759,000	827,796
3.90%, 11/15/2024	1,294,000	1,434,075
3.95%, 6/15/2025	813,000	911,950
3.95%, 3/20/2028	2,016,000	2,291,547
4.13%, 5/15/2029	1,177,000	1,348,677
4.90%, 3/11/2026	809,000	945,834
Fox Corp.:
3.67%, 1/25/2022	1,554,000	1,620,340
4.03%, 1/25/2024	2,255,000	2,481,830
4.71%, 1/25/2029	1,735,000	2,079,762
FOX Corp. 3.50%, 4/8/2030 (a)	1,088,000	1,229,016
Grupo Televisa SAB:
4.63%, 1/30/2026 (a)	100,000	112,397
6.63%, 3/18/2025	675,000	817,364
TCI Communications, Inc.:
7.13%, 2/15/2028	830,000	1,148,903
7.88%, 2/15/2026	115,000	155,394
Thomson Reuters Corp.:
3.35%, 5/15/2026	965,000	1,061,751
4.30%, 11/23/2023	1,000,000	1,093,500
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	1,223,000	1,437,722
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	2,281,000	2,530,747
Series GMTN, 3.15%, 9/17/2025	707,000	785,357
Series MTN, 1.85%, 7/30/2026	1,078,000	1,129,615
Series MTN, 2.35%, 12/1/2022	1,635,000	1,700,972
Series MTN, 2.45%, 3/4/2022	651,000	669,833
Series MTN, 2.55%, 2/15/2022	734,000	754,611
Series MTN, 2.95%, 6/15/2027 (a)	1,200,000	1,327,248
Viacom, Inc. 4.95%, 1/15/2031 (a)	817,000	980,343
ViacomCBS, Inc.:
3.70%, 6/1/2028	380,000	421,283
3.88%, 4/1/2024	1,739,000	1,890,989
4.75%, 5/15/2025	2,749,000	3,157,611
Walt Disney Co 3.70%, 3/23/2027	4,000	4,602
Security Description	Principal Amount	Value
Walt Disney Co.:
1.65%, 9/1/2022	$1,057,000	$1,081,491
1.75%, 8/30/2024 (a)	2,327,000	2,420,848
1.75%, 1/13/2026	2,353,000	2,447,332
2.00%, 9/1/2029	3,383,000	3,491,933
2.20%, 1/13/2028 (a)	1,952,000	2,055,417
3.00%, 9/15/2022	1,594,000	1,674,051
3.35%, 3/24/2025	2,695,000	2,993,471
3.38%, 11/15/2026	811,000	913,827
3.70%, 9/15/2024	869,000	962,000
3.70%, 10/15/2025	1,080,000	1,224,461
3.80%, 3/22/2030 (a)	948,000	1,122,659
4.00%, 10/1/2023 (a)	375,000	409,125
		128,713,411
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
2.50%, 1/15/2023 (a)	1,001,000	1,044,563
3.25%, 6/15/2025 (a)	1,771,000	1,961,772
Timken Co. 3.88%, 9/1/2024	704,000	748,134
		3,754,469
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030 (f)	280,000	286,818
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	959,000	989,880
3.25%, 11/21/2021	593,000	612,350
3.85%, 9/30/2023 (a)	1,235,000	1,353,017
6.42%, 3/1/2026	572,000	729,100
Kinross Gold Corp.:
4.50%, 7/15/2027 (a)	447,000	509,075
5.95%, 3/15/2024	994,000	1,134,969
Newmont Corp.:
2.80%, 10/1/2029	1,927,000	2,079,541
3.50%, 3/15/2022	138,000	142,609
3.70%, 3/15/2023 (a)	104,000	110,108
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	2,647,000	2,994,233
Southern Copper Corp.:
3.50%, 11/8/2022	604,000	634,357
3.88%, 4/23/2025	724,000	799,788
Teck Resources, Ltd. 3.90%, 7/15/2030 (a) (b)	857,000	897,656
		13,273,501
MISCELLANEOUS MANUFACTURER — 0.9%
3M Co.:
1.75%, 2/14/2023 (a)	859,000	886,548
2.00%, 2/14/2025 (a)	1,526,000	1,616,995
2.38%, 8/26/2029	1,454,000	1,573,068
2.65%, 4/15/2025	761,000	826,393

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 10/15/2027	$1,003,000	$1,117,813
3.05%, 4/15/2030 (a)	660,000	754,387
Series MTN, 2.00%, 6/26/2022	711,000	731,463
Series MTN, 2.25%, 3/15/2023	1,455,000	1,519,995
Series MTN, 2.25%, 9/19/2026 (a)	1,820,000	1,967,984
Series MTN, 2.75%, 3/1/2022	380,000	392,399
Series MTN, 3.00%, 8/7/2025 (a)	851,000	945,257
Series MTN, 3.25%, 2/14/2024 (a)	1,265,000	1,376,522
Series MTN, 3.38%, 3/1/2029	1,261,000	1,452,117
Series MTN, 3.63%, 9/14/2028 (a)	865,000	1,010,260
Carlisle Cos., Inc.:
2.75%, 3/1/2030 (a)	862,000	918,746
3.50%, 12/1/2024	762,000	835,259
3.75%, 11/15/2022	178,000	186,510
3.75%, 12/1/2027	472,000	533,483
Eaton Corp.:
2.75%, 11/2/2022	5,263,000	5,516,045
3.10%, 9/15/2027	696,000	776,137
General Electric Co.:
3.38%, 3/11/2024 (a)	1,097,000	1,181,754
3.45%, 5/1/2027	1,912,500	2,021,608
3.63%, 5/1/2030	1,277,000	1,322,972
Class MTN, 5.55%, 1/5/2026	353,000	412,509
Series GMTN, 3.10%, 1/9/2023	2,815,000	2,953,639
Series GMTN, 3.15%, 9/7/2022	1,776,000	1,855,334
Series GMTN, 3.45%, 5/15/2024	1,356,000	1,456,710
Series MTN, 4.65%, 10/17/2021	3,000	3,128
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	1,469,000	1,628,724
3.50%, 3/1/2024	1,112,000	1,219,163
Parker-Hannifin Corp.:
2.70%, 6/14/2024	775,000	829,382
3.25%, 3/1/2027	760,000	838,774
3.25%, 6/14/2029	1,687,000	1,890,435
Series MTN, 3.30%, 11/21/2024	563,000	618,692
Series MTN, 3.50%, 9/15/2022	205,000	216,886
Pentair Finance Sarl 4.50%, 7/1/2029	504,000	573,935
Textron, Inc.:
3.00%, 6/1/2030	836,000	879,714
3.38%, 3/1/2028	20,000	21,450
Security Description	Principal Amount	Value
3.65%, 3/15/2027	$858,000	$938,129
3.88%, 3/1/2025	363,000	399,688
3.90%, 9/17/2029	120,000	134,489
4.00%, 3/15/2026	706,000	778,619
4.30%, 3/1/2024	627,000	683,512
Trane Technologies Global Holding Co. Ltd. 4.25%, 6/15/2023	597,000	655,894
Trane Technologies Global Holding Co., Ltd. 3.75%, 8/21/2028	690,000	795,818
Trane Technologies Luxembourg Finance SA:
3.50%, 3/21/2026	264,000	295,485
3.55%, 11/1/2024	546,000	600,966
3.80%, 3/21/2029	831,000	974,339
		51,119,129
OFFICE & BUSINESS EQUIPMENT — 0.0% (e)
Xerox Corp. 4.07%, 3/17/2022 (a)	158,000	160,999
OFFICE FURNISHINGS — 0.0% (e)
Steelcase, Inc. 5.13%, 1/18/2029	1,296,000	1,448,967
OIL & GAS — 4.0%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	1,652,000	1,636,802
2.52%, 9/19/2022	887,000	919,047
2.75%, 5/10/2023	942,000	993,998
2.94%, 4/6/2023	954,000	1,008,464
3.02%, 1/16/2027	1,696,000	1,859,986
3.12%, 5/4/2026	1,552,000	1,713,284
3.19%, 4/6/2025	1,562,000	1,717,075
3.22%, 11/28/2023	1,514,000	1,627,580
3.22%, 4/14/2024	1,279,000	1,378,468
3.25%, 5/6/2022	2,215,000	2,311,397
3.41%, 2/11/2026 (a)	1,470,000	1,640,770
3.54%, 4/6/2027	5,492,000	6,166,143
3.59%, 4/14/2027 (a)	751,000	842,397
3.63%, 4/6/2030 (a)	1,308,000	1,499,884
3.79%, 2/6/2024	1,403,000	1,538,193
3.80%, 9/21/2025	858,000	970,312
3.94%, 9/21/2028	1,708,000	1,987,548
4.23%, 11/6/2028 (a)	3,035,000	3,595,959
BP Capital Markets PLC:
2.50%, 11/6/2022 (a)	904,000	940,106
2.75%, 5/10/2023	568,000	598,581
3.06%, 3/17/2022 (a)	792,000	822,191
3.28%, 9/19/2027	2,106,000	2,339,366
3.51%, 3/17/2025	747,000	832,494
3.54%, 11/4/2024	953,000	1,053,313
3.72%, 11/28/2028	828,000	951,579
3.81%, 2/10/2024	1,834,000	2,015,419

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.99%, 9/26/2023	$1,519,000	$1,666,996
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	1,440,000	1,467,979
2.95%, 1/15/2023	1,352,000	1,405,607
2.95%, 7/15/2030	1,682,000	1,695,271
3.45%, 11/15/2021 (a)	855,000	873,998
3.80%, 4/15/2024 (a)	575,000	617,694
3.85%, 6/1/2027	1,444,000	1,559,664
3.90%, 2/1/2025	487,000	528,225
Chevron Corp.:
1.14%, 5/11/2023	550,000	560,576
1.55%, 5/11/2025	2,308,000	2,391,480
2.00%, 5/11/2027 (a)	837,000	886,241
2.24%, 5/11/2030 (a)	2,179,000	2,312,660
2.36%, 12/5/2022	2,865,000	2,973,784
2.41%, 3/3/2022	820,000	841,205
2.50%, 3/3/2022	846,000	870,314
2.57%, 5/16/2023 (a)	855,000	900,349
2.90%, 3/3/2024 (a)	1,907,000	2,047,756
2.95%, 5/16/2026	1,343,000	1,494,598
3.19%, 6/24/2023 (a)	5,808,000	6,211,714
3.33%, 11/17/2025 (a)	1,397,000	1,572,547
Chevron USA, Inc.:
0.33%, 8/12/2022 (a)	1,951,000	1,952,658
0.43%, 8/11/2023	925,000	925,860
0.69%, 8/12/2025 (a)	1,996,000	1,989,772
1.02%, 8/12/2027	1,141,000	1,139,654
Cimarex Energy Co.:
3.90%, 5/15/2027	1,313,000	1,322,874
4.38%, 6/1/2024	716,000	768,526
4.38%, 3/15/2029 (a)	732,000	757,400
Concho Resources, Inc.:
3.75%, 10/1/2027	1,139,000	1,232,660
4.30%, 8/15/2028	1,747,000	1,928,286
ConocoPhillips Co.:
2.40%, 12/15/2022	329,000	340,726
3.35%, 11/15/2024	33,000	36,213
4.95%, 3/15/2026	2,110,000	2,520,395
6.95%, 4/15/2029	3,296,000	4,580,352
Devon Energy Corp. 5.85%, 12/15/2025 (a)	860,000	962,804
Diamondback Energy, Inc.:
2.88%, 12/1/2024	2,277,000	2,305,098
3.25%, 12/1/2026	1,267,000	1,271,168
3.50%, 12/1/2029	1,092,000	1,053,048
4.75%, 5/31/2025 (a)	1,197,000	1,289,648
5.38%, 5/31/2025	60,000	62,277
Eni USA, Inc. 7.30%, 11/15/2027	791,000	1,016,751
EOG Resources, Inc.:
2.63%, 3/15/2023 (a)	2,150,000	2,240,472
3.15%, 4/1/2025	827,000	903,018
4.15%, 1/15/2026	761,000	872,684
4.38%, 4/15/2030 (a)	1,422,000	1,675,799
Security Description	Principal Amount	Value
Exxon Mobil Corp.:
1.57%, 4/15/2023	$4,316,000	$4,438,963
1.90%, 8/16/2022 (a)	718,000	739,224
2.02%, 8/16/2024 (a)	3,326,000	3,497,123
2.28%, 8/16/2026	1,588,000	1,702,495
2.44%, 8/16/2029	1,662,000	1,786,982
2.61%, 10/15/2030	781,000	844,089
2.71%, 3/6/2025 (a)	2,534,000	2,737,810
2.73%, 3/1/2023	2,335,000	2,455,486
2.99%, 3/19/2025	3,846,000	4,213,524
3.04%, 3/1/2026	4,047,000	4,467,686
3.18%, 3/15/2024	1,211,000	1,309,164
3.29%, 3/19/2027	966,000	1,089,387
3.48%, 3/19/2030	1,326,000	1,526,372
Helmerich & Payne, Inc. 4.65%, 3/15/2025	694,000	760,402
Hess Corp.:
3.50%, 7/15/2024	315,000	323,883
4.30%, 4/1/2027	1,691,000	1,765,353
HollyFrontier Corp.:
2.63%, 10/1/2023	455,000	456,151
5.88%, 4/1/2026	2,493,000	2,732,104
Husky Energy, Inc.:
3.95%, 4/15/2022	2,369,000	2,443,576
4.00%, 4/15/2024	10,000	10,605
4.40%, 4/15/2029 (a)	713,000	748,572
Marathon Oil Corp.:
2.80%, 11/1/2022 (a)	1,347,000	1,380,082
3.85%, 6/1/2025	1,940,000	1,991,701
4.40%, 7/15/2027 (a)	1,442,000	1,433,088
Marathon Petroleum Corp.:
3.63%, 9/15/2024	1,020,000	1,091,645
3.80%, 4/1/2028	630,000	683,796
4.50%, 5/1/2023	1,088,000	1,174,257
4.70%, 5/1/2025	2,119,000	2,391,440
4.75%, 12/15/2023	915,000	1,004,972
5.13%, 4/1/2024	34,000	34,549
5.13%, 12/15/2026 (a)	2,531,000	2,947,856
5.38%, 10/1/2022	964,000	964,000
Newfield Exploration Co. 5.38%, 1/1/2026	297,000	278,773
Noble Energy, Inc.:
3.25%, 10/15/2029 (a)	210,000	233,131
3.85%, 1/15/2028 (a)	1,600,000	1,815,152
3.90%, 11/15/2024	1,053,000	1,153,088
Phillips 66:
3.70%, 4/6/2023	1,035,000	1,108,485
3.85%, 4/9/2025	1,089,000	1,208,387
3.90%, 3/15/2028 (a)	1,871,000	2,104,894
4.30%, 4/1/2022	1,799,000	1,897,621
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	2,139,000	2,010,767
4.45%, 1/15/2026 (a)	986,000	1,140,713

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Shell International Finance B.V.:
0.38%, 9/15/2023 (a)	$3,100,000	$3,091,475
2.00%, 11/7/2024 (a)	1,828,000	1,921,484
2.25%, 1/6/2023	1,243,000	1,292,819
2.38%, 8/21/2022 (a)	1,090,000	1,131,028
2.38%, 4/6/2025	2,425,000	2,590,118
2.38%, 11/7/2029	2,748,000	2,904,114
2.50%, 9/12/2026	1,811,000	1,972,596
2.75%, 4/6/2030	1,755,000	1,919,672
2.88%, 5/10/2026	1,865,000	2,063,455
3.25%, 5/11/2025	3,026,000	3,349,479
3.40%, 8/12/2023	1,389,000	1,503,592
3.50%, 11/13/2023	1,104,000	1,201,660
3.88%, 11/13/2028	2,634,000	3,078,329
Suncor Energy, Inc.:
2.80%, 5/15/2023	1,359,000	1,425,727
3.10%, 5/15/2025	1,732,000	1,863,736
3.60%, 12/1/2024	856,000	934,247
9.25%, 10/15/2021	493,000	534,318
Tosco Corp. 8.13%, 2/15/2030	161,000	233,376
Total Capital Canada, Ltd. 2.75%, 7/15/2023	1,583,000	1,682,048
Total Capital International SA:
2.43%, 1/10/2025 (a)	1,604,000	1,708,902
2.70%, 1/25/2023	1,568,000	1,648,940
2.83%, 1/10/2030 (a)	1,460,000	1,615,373
2.88%, 2/17/2022	1,712,000	1,771,013
3.70%, 1/15/2024	1,758,000	1,930,829
3.75%, 4/10/2024 (a)	2,380,000	2,629,543
Total Capital SA:
3.88%, 10/11/2028	1,502,000	1,775,274
4.25%, 12/15/2021	832,000	870,089
Valero Energy Corp.:
1.20%, 3/15/2024	2,300,000	2,297,562
2.15%, 9/15/2027	2,000,000	1,994,720
2.70%, 4/15/2023	1,492,000	1,546,876
2.85%, 4/15/2025	1,901,000	1,994,244
3.40%, 9/15/2026	1,138,000	1,223,236
3.65%, 3/15/2025	679,000	734,936
4.00%, 4/1/2029 (a)	1,823,000	2,000,050
4.35%, 6/1/2028	1,336,000	1,499,794
		239,019,159
OIL & GAS SERVICES — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	1,920,000	2,007,072
3.14%, 11/7/2029	818,000	852,250
3.34%, 12/15/2027	1,983,000	2,106,541
4.49%, 5/1/2030	755,000	863,584
Halliburton Co.:
2.92%, 3/1/2030 (a)	1,013,000	997,369
Security Description	Principal Amount	Value
3.25%, 11/15/2021	$109,000	$111,382
3.50%, 8/1/2023 (a)	3,439,000	3,645,168
3.80%, 11/15/2025 (a)	365,000	396,532
National Oilwell Varco, Inc. 3.60%, 12/1/2029	1,110,000	1,082,039
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025 (a)	450,000	455,958
Schlumberger Investment SA:
2.65%, 6/26/2030	3,323,000	3,353,904
3.65%, 12/1/2023	1,410,000	1,522,504
TechnipFMC PLC 3.45%, 10/1/2022 (a)	652,000	674,911
		18,069,214
PACKAGING & CONTAINERS — 0.3%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	240,000	283,423
Bemis Co., Inc.:
2.63%, 6/19/2030 (a)	829,000	881,675
3.10%, 9/15/2026	555,000	601,087
4.50%, 10/15/2021	482,000	497,544
Packaging Corp. of America:
3.00%, 12/15/2029	1,134,000	1,243,011
3.40%, 12/15/2027	430,000	480,461
3.65%, 9/15/2024	601,000	658,612
4.50%, 11/1/2023	1,255,000	1,383,374
Sonoco Products Co. 3.13%, 5/1/2030 (a)	1,031,000	1,121,656
WestRock MWV LLC 8.20%, 1/15/2030	420,000	590,407
WestRock RKT LLC:
4.00%, 3/1/2023	617,000	659,332
4.90%, 3/1/2022	562,000	595,967
WRKCo, Inc.:
3.00%, 9/15/2024	529,000	568,686
3.38%, 9/15/2027	1,066,000	1,173,304
3.75%, 3/15/2025	1,358,000	1,517,850
3.90%, 6/1/2028	744,000	850,533
4.00%, 3/15/2028	1,073,000	1,227,254
4.65%, 3/15/2026	695,000	816,396
4.90%, 3/15/2029	741,000	911,556
		16,062,128
PHARMACEUTICALS — 6.3%
AbbVie, Inc.:
2.15%, 11/19/2021 (b)	1,984,000	2,020,148
2.30%, 11/21/2022 (b)	12,915,000	13,370,125
2.60%, 11/21/2024 (b)	3,487,000	3,696,115
2.80%, 3/15/2023 (b)	823,000	858,060
2.85%, 5/14/2023	1,504,000	1,580,614
2.90%, 11/6/2022	9,454,000	9,913,086
2.95%, 11/21/2026 (b)	6,090,000	6,632,254
3.20%, 11/6/2022	85,000	89,502
3.20%, 5/14/2026	2,949,000	3,243,988

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 11/21/2029 (b)	$4,887,000	$5,381,858
3.25%, 10/1/2022 (b)	1,920,000	2,006,707
3.38%, 11/14/2021	1,557,000	1,607,011
3.45%, 3/15/2022 (b)	4,277,000	4,432,554
3.60%, 5/14/2025	3,722,000	4,123,641
3.80%, 3/15/2025 (b)	3,706,000	4,105,581
3.85%, 6/15/2024 (b)	1,746,000	1,911,748
4.25%, 11/14/2028	2,902,000	3,445,574
AmerisourceBergen Corp.:
2.80%, 5/15/2030	750,000	800,745
3.25%, 3/1/2025	1,191,000	1,307,504
3.40%, 5/15/2024	860,000	937,176
3.45%, 12/15/2027	1,315,000	1,500,060
AstraZeneca PLC:
0.70%, 4/8/2026	2,867,000	2,827,894
1.38%, 8/6/2030	2,057,000	2,014,585
2.38%, 6/12/2022	1,768,000	1,822,667
3.13%, 6/12/2027 (a)	712,000	792,712
3.38%, 11/16/2025	4,277,000	4,801,446
3.50%, 8/17/2023 (a)	1,257,000	1,359,609
4.00%, 1/17/2029	1,848,000	2,191,525
Becton Dickinson & Co.:
3.70%, 6/6/2027	2,650,000	3,003,801
3.73%, 12/15/2024	1,932,000	2,134,126
Becton Dickinson and Co.:
2.82%, 5/20/2030	1,313,000	1,417,580
2.89%, 6/6/2022	3,050,000	3,154,981
3.36%, 6/6/2024	2,166,000	2,342,551
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022	600,000	617,958
2.60%, 5/16/2022	2,438,000	2,529,376
2.75%, 2/15/2023	2,078,000	2,185,100
2.90%, 7/26/2024	6,375,000	6,910,882
3.20%, 6/15/2026	3,603,000	4,054,564
3.25%, 8/15/2022	2,075,000	2,186,656
3.25%, 2/20/2023	701,000	745,920
3.25%, 11/1/2023	398,000	432,073
3.25%, 2/27/2027 (a)	671,000	767,107
3.40%, 7/26/2029 (a)	3,147,000	3,657,475
3.45%, 11/15/2027	1,230,000	1,415,964
3.55%, 8/15/2022	849,000	899,108
3.63%, 5/15/2024	1,652,000	1,819,579
3.88%, 8/15/2025	4,725,000	5,392,453
3.90%, 2/20/2028	1,571,000	1,859,891
4.00%, 8/15/2023 (a)	2,194,000	2,415,989
7.15%, 6/15/2023	189,000	222,459
Cardinal Health, Inc.:
2.62%, 6/15/2022	1,766,000	1,821,558
3.08%, 6/15/2024	704,000	757,546
3.20%, 3/15/2023	886,000	937,751
3.41%, 6/15/2027	1,532,000	1,706,127
3.50%, 11/15/2024	608,000	667,049
3.75%, 9/15/2025	1,097,000	1,231,163
Cigna Corp.:
2.40%, 3/15/2030	1,430,000	1,482,953
Security Description	Principal Amount	Value
3.00%, 7/15/2023	$2,617,000	$2,772,790
3.05%, 11/30/2022	704,000	738,904
3.05%, 10/15/2027 (a)	699,000	772,241
3.25%, 4/15/2025 (a)	1,078,000	1,181,617
3.40%, 3/1/2027	2,276,000	2,551,510
3.75%, 7/15/2023	6,410,000	6,935,748
3.90%, 2/15/2022 (a)	1,137,000	1,188,540
4.13%, 11/15/2025	3,463,000	3,966,486
4.38%, 10/15/2028	4,859,000	5,776,768
4.50%, 2/25/2026	156,000	181,907
CVS Health Corp.:
1.30%, 8/21/2027	1,670,000	1,643,881
1.75%, 8/21/2030 (a)	2,125,000	2,081,629
2.63%, 8/15/2024	1,983,000	2,113,462
2.75%, 12/1/2022 (a)	2,218,000	2,313,241
2.88%, 6/1/2026	2,660,000	2,886,845
3.00%, 8/15/2026	1,474,000	1,614,266
3.25%, 8/15/2029	3,121,000	3,437,501
3.38%, 8/12/2024	1,168,000	1,270,983
3.50%, 7/20/2022	2,549,000	2,672,525
3.63%, 4/1/2027	1,409,000	1,582,152
3.70%, 3/9/2023	5,388,000	5,773,134
3.75%, 4/1/2030 (a)	2,593,000	2,963,747
3.88%, 7/20/2025	4,451,000	5,018,681
4.10%, 3/25/2025	1,685,000	1,901,876
4.30%, 3/25/2028	12,782,000	14,949,188
4.75%, 12/1/2022	1,198,000	1,292,342
6.25%, 6/1/2027	336,000	430,107
Eli Lilly & Co.:
2.35%, 5/15/2022	1,454,000	1,501,153
2.75%, 6/1/2025	1,608,000	1,758,782
3.10%, 5/15/2027	290,000	326,279
3.38%, 3/15/2029	1,499,000	1,738,390
5.50%, 3/15/2027	55,000	69,214
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023 (f)	2,000,000	2,003,080
2.85%, 5/8/2022	1,940,000	2,016,261
2.88%, 6/1/2022	2,438,000	2,530,278
3.00%, 6/1/2024	1,576,000	1,703,420
3.38%, 6/1/2029	1,020,000	1,177,060
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	2,115,000	2,237,733
3.38%, 5/15/2023 (a)	2,159,000	2,323,732
3.63%, 5/15/2025 (a)	1,741,000	1,970,464
3.88%, 5/15/2028	1,568,000	1,864,587
Johnson & Johnson:
0.55%, 9/1/2025 (a)	1,250,000	1,250,000
0.95%, 9/1/2027	1,875,000	1,882,837
1.30%, 9/1/2030	1,770,000	1,783,877
2.05%, 3/1/2023 (a)	648,000	672,177
2.25%, 3/3/2022	1,375,000	1,411,259
2.45%, 12/5/2021	267,000	273,728
2.45%, 3/1/2026	2,753,000	3,003,358
2.63%, 1/15/2025 (a)	1,194,000	1,296,183
2.90%, 1/15/2028	2,474,000	2,782,978

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 3/3/2027 (a)	$1,462,000	$1,642,308
3.38%, 12/5/2023	863,000	945,710
McKesson Corp.:
2.70%, 12/15/2022	283,000	294,184
2.85%, 3/15/2023	548,000	573,767
3.80%, 3/15/2024	1,058,000	1,158,013
3.95%, 2/16/2028	817,000	949,444
4.75%, 5/30/2029	1,657,000	2,014,166
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	895,000	1,030,342
Merck & Co., Inc.:
0.75%, 2/24/2026	1,739,000	1,743,487
1.45%, 6/24/2030 (a)	1,462,000	1,484,281
2.35%, 2/10/2022	1,725,000	1,775,370
2.40%, 9/15/2022 (a)	1,177,000	1,218,937
2.75%, 2/10/2025 (a)	2,721,000	2,955,741
2.80%, 5/18/2023	2,966,000	3,161,489
2.90%, 3/7/2024 (a)	2,692,000	2,903,941
3.40%, 3/7/2029	907,000	1,057,254
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	500,000	664,245
Mylan NV 3.95%, 6/15/2026	3,334,000	3,748,483
Mylan, Inc.:
4.20%, 11/29/2023	1,003,000	1,098,175
4.55%, 4/15/2028	1,453,000	1,694,619
Novartis Capital Corp.:
1.75%, 2/14/2025	1,954,000	2,046,561
2.00%, 2/14/2027	2,154,000	2,283,391
2.40%, 5/17/2022 (a)	534,000	551,638
2.40%, 9/21/2022 (a)	1,679,000	1,749,451
3.00%, 11/20/2025	2,643,000	2,933,254
3.10%, 5/17/2027	1,608,000	1,806,749
3.40%, 5/6/2024	2,899,000	3,196,119
Perrigo Finance Unlimited Co.:
3.15%, 6/15/2030 (a)	540,000	559,980
3.90%, 12/15/2024	758,000	822,150
4.38%, 3/15/2026	1,323,000	1,479,736
Pfizer, Inc.:
0.80%, 5/28/2025	861,000	866,519
1.70%, 5/28/2030 (a)	752,000	777,357
2.20%, 12/15/2021	18,000	18,417
2.63%, 4/1/2030	1,148,000	1,278,344
2.75%, 6/3/2026 (a)	2,013,000	2,230,485
2.80%, 3/11/2022	1,648,000	1,706,718
2.95%, 3/15/2024	1,055,000	1,138,778
3.00%, 6/15/2023 (a)	395,000	421,907
3.00%, 12/15/2026	1,541,000	1,741,114
3.20%, 9/15/2023	1,840,000	1,984,955
3.40%, 5/15/2024	728,000	798,791
3.45%, 3/15/2029	2,789,000	3,262,265
3.60%, 9/15/2028	1,440,000	1,703,102
5.80%, 8/12/2023	712,000	817,319
Pharmacia LLC 6.60%, 12/1/2028	3,670,000	5,105,153
Security Description	Principal Amount	Value
Sanofi:
3.38%, 6/19/2023	$856,000	$922,665
3.63%, 6/19/2028	1,630,000	1,909,300
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	10,956,000	11,621,029
3.20%, 9/23/2026	4,136,000	4,603,699
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	4,033,000	4,081,194
4.40%, 11/26/2023	2,377,000	2,640,538
5.00%, 11/26/2028	1,218,000	1,512,927
Upjohn, Inc.:
1.13%, 6/22/2022 (b)	705,000	710,513
1.65%, 6/22/2025 (b)	1,947,000	1,991,236
2.30%, 6/22/2027 (b)	1,057,000	1,094,407
2.70%, 6/22/2030 (b)	1,536,000	1,594,214
Wyeth LLC 6.45%, 2/1/2024	927,000	1,103,946
Zoetis, Inc.:
2.00%, 5/15/2030	2,227,000	2,301,604
3.00%, 9/12/2027	868,000	960,511
3.25%, 2/1/2023	990,000	1,044,797
3.90%, 8/20/2028	805,000	951,735
4.50%, 11/13/2025	929,000	1,088,286
		378,659,940
PIPELINES — 3.4%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	7,852
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	412,000	422,185
4.45%, 7/15/2027	1,641,000	1,766,323
4.80%, 5/3/2029 (a)	369,000	402,557
4.95%, 12/15/2024	1,007,000	1,105,062
5.95%, 6/1/2026	703,000	817,948
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029 (b)	1,141,000	1,184,529
5.13%, 6/30/2027	2,645,000	2,951,926
5.88%, 3/31/2025	2,013,000	2,294,377
7.00%, 6/30/2024	3,044,000	3,505,927
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	713,000	822,859
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	2,231,000	2,195,572
4.15%, 9/15/2029 (a)	845,000	780,907
4.40%, 3/15/2027	1,169,000	1,126,226
4.95%, 5/15/2028	806,000	786,986
Enbridge Energy Partners L.P. 5.88%, 10/15/2025	741,000	884,821
Enbridge, Inc.:
2.50%, 1/15/2025 (a)	805,000	847,778

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 7/15/2022	$878,009	$910,539
3.13%, 11/15/2029	1,350,000	1,437,251
3.50%, 6/10/2024	858,000	925,997
3.70%, 7/15/2027	795,000	883,181
4.00%, 10/1/2023	1,315,000	1,424,290
4.25%, 12/1/2026	778,000	891,837
Energy Transfer Operating L.P.:
2.90%, 5/15/2025	1,802,000	1,810,397
3.60%, 2/1/2023	849,000	874,716
3.75%, 5/15/2030 (a)	1,868,000	1,811,941
4.05%, 3/15/2025 (a)	1,694,000	1,784,290
4.20%, 4/15/2027	867,000	897,631
4.25%, 3/15/2023	2,160,000	2,248,344
4.50%, 4/15/2024	2,231,000	2,362,294
4.75%, 1/15/2026	1,920,000	2,045,568
4.90%, 2/1/2024	1,184,000	1,268,739
5.20%, 2/1/2022	2,293,000	2,374,608
5.25%, 4/15/2029	3,866,000	4,159,236
5.50%, 6/1/2027	580,000	638,609
5.88%, 1/15/2024	1,997,000	2,202,092
Energy Transfer Partners L.P.:
4.95%, 6/15/2028	1,456,000	1,547,830
Series 5Y, 4.20%, 9/15/2023	777,000	821,693
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	1,226,000	1,302,343
5.00%, 10/1/2022	1,511,000	1,593,984
5.88%, 3/1/2022	1,201,000	1,256,366
Enterprise Products Operating LLC:
2.80%, 1/31/2030 (a)	2,862,000	3,043,107
3.13%, 7/31/2029	1,874,000	2,040,449
3.35%, 3/15/2023	2,269,000	2,403,030
3.50%, 2/1/2022	1,314,000	1,365,220
3.70%, 2/15/2026 (a)	534,000	599,063
3.75%, 2/15/2025	1,592,000	1,771,068
3.90%, 2/15/2024	1,445,000	1,573,374
3.95%, 2/15/2027	1,089,000	1,246,001
4.05%, 2/15/2022	1,317,000	1,379,926
4.15%, 10/16/2028	1,178,000	1,377,117
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	685,000	609,342
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	697,000	606,390
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	513,000	488,499
Kinder Morgan Energy Partners L.P.:
3.45%, 2/15/2023	964,000	1,013,029
3.50%, 9/1/2023	943,000	1,007,030
Security Description	Principal Amount	Value
3.95%, 9/1/2022	$2,111,000	$2,224,002
4.15%, 3/1/2022	673,000	703,992
4.15%, 2/1/2024	824,000	899,511
4.25%, 9/1/2024	886,000	980,837
4.30%, 5/1/2024 (a)	738,000	813,246
Kinder Morgan, Inc.:
3.15%, 1/15/2023	1,536,000	1,612,170
4.30%, 6/1/2025	5,563,000	6,264,606
4.30%, 3/1/2028	2,191,000	2,504,050
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030 (a)	1,061,000	1,141,286
5.00%, 3/1/2026	904,000	1,052,003
MPLX L.P.:
1.75%, 3/1/2026	1,271,000	1,271,610
2.65%, 8/15/2030	1,396,000	1,363,026
3.38%, 3/15/2023 (a)	1,029,000	1,083,712
3.50%, 12/1/2022	891,000	930,596
4.00%, 2/15/2025	687,000	749,799
4.00%, 3/15/2028	1,082,000	1,178,385
4.25%, 12/1/2027	840,000	931,686
4.50%, 7/15/2023	820,000	888,396
4.80%, 2/15/2029 (a)	1,590,000	1,814,126
4.88%, 12/1/2024	2,249,000	2,519,757
4.88%, 6/1/2025	2,263,000	2,561,874
5.25%, 1/15/2025	1,577,000	1,635,286
Northwest Pipeline LLC 4.00%, 4/1/2027	604,000	663,101
ONEOK Partners L.P.:
3.38%, 10/1/2022	1,814,000	1,885,163
4.90%, 3/15/2025	1,141,000	1,250,125
5.00%, 9/15/2023 (a)	515,000	559,074
ONEOK, Inc.:
2.20%, 9/15/2025	823,000	811,857
2.75%, 9/1/2024	624,000	639,332
3.10%, 3/15/2030	1,767,000	1,697,310
3.40%, 9/1/2029	552,000	543,753
4.00%, 7/13/2027	826,000	858,610
4.25%, 2/1/2022	3,872,000	3,997,995
4.35%, 3/15/2029	272,000	283,663
4.55%, 7/15/2028	1,329,000	1,404,487
5.85%, 1/15/2026	883,000	1,017,543
7.50%, 9/1/2023	936,000	1,071,318
Phillips 66 Partners L.P.:
3.15%, 12/15/2029 (a)	1,473,000	1,465,664
3.55%, 10/1/2026	450,000	474,174
3.61%, 2/15/2025 (a)	745,000	791,466
3.75%, 3/1/2028	930,000	970,455
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	706,000	718,877
3.55%, 12/15/2029	1,520,000	1,464,505
3.60%, 11/1/2024	1,080,000	1,112,227
3.65%, 6/1/2022	861,000	881,690
3.80%, 9/15/2030	1,110,000	1,075,024

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 10/15/2023	$695,000	$727,095
4.50%, 12/15/2026	839,000	893,728
4.65%, 10/15/2025	1,160,000	1,247,499
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	1,638,000	1,776,198
4.50%, 5/15/2030 (b)	3,331,000	3,752,505
5.00%, 3/15/2027	1,551,000	1,748,706
5.63%, 4/15/2023	1,911,000	2,093,252
5.63%, 3/1/2025	5,003,000	5,732,537
5.75%, 5/15/2024	2,145,000	2,428,247
5.88%, 6/30/2026	3,466,000	4,099,030
6.25%, 3/15/2022	1,050,000	1,113,567
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	853,000	936,244
3.50%, 3/15/2025	489,000	533,328
4.75%, 3/15/2024	1,824,000	2,034,253
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023	524,000	536,917
3.90%, 7/15/2026	828,000	851,490
4.00%, 10/1/2027	823,000	839,468
4.25%, 4/1/2024	785,000	826,558
4.65%, 2/15/2022	711,000	736,838
5.95%, 12/1/2025	710,000	814,931
TC PipeLines L.P.:
3.90%, 5/25/2027	796,000	853,559
4.38%, 3/13/2025	838,000	912,967
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	585,000	746,671
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	915,000	944,975
3.75%, 10/16/2023	846,000	916,032
4.10%, 4/15/2030	1,497,000	1,729,215
4.25%, 5/15/2028 (a)	2,664,000	3,075,508
4.88%, 1/15/2026	787,000	924,709
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030 (b)	1,081,000	1,165,794
4.00%, 3/15/2028	699,000	784,313
7.85%, 2/1/2026	957,000	1,239,602
Valero Energy Partners L.P.:
4.38%, 12/15/2026	784,000	881,922
4.50%, 3/15/2028	667,000	746,767
Williams Cos., Inc.:
3.35%, 8/15/2022	789,000	819,826
3.60%, 3/15/2022	2,282,000	2,360,501
3.70%, 1/15/2023	860,000	908,736
3.75%, 6/15/2027	906,000	994,244
3.90%, 1/15/2025	1,984,000	2,166,409
4.00%, 11/15/2021	674,000	693,303
4.00%, 9/15/2025	1,372,000	1,525,170
4.30%, 3/4/2024	1,903,000	2,079,922
4.50%, 11/15/2023	1,033,000	1,131,879
Security Description	Principal Amount	Value
4.55%, 6/24/2024	$885,000	$980,624
		202,966,664
REAL ESTATE — 0.0% (e)
CBRE Services, Inc.:
4.88%, 3/1/2026	690,000	809,956
5.25%, 3/15/2025	670,000	765,462
		1,575,418
REAL ESTATE INVESTMENT TRUSTS — 4.7%
Agree L.P. 2.90%, 10/1/2030	720,000	742,392
Alexandria Real Estate Equities, Inc.:
2.75%, 12/15/2029	234,000	254,681
3.45%, 4/30/2025	825,000	918,307
3.80%, 4/15/2026 (a)	525,000	601,445
3.95%, 1/15/2027	519,000	590,342
3.95%, 1/15/2028	990,000	1,139,391
4.00%, 1/15/2024	1,066,000	1,179,284
4.30%, 1/15/2026	364,000	422,284
4.50%, 7/30/2029	701,000	845,322
American Campus Communities Operating Partnership L.P.:
2.85%, 2/1/2030	811,000	820,416
3.30%, 7/15/2026	855,000	913,875
3.63%, 11/15/2027	855,000	908,788
3.75%, 4/15/2023	1,019,000	1,071,448
4.13%, 7/1/2024	456,000	491,810
American Homes 4 Rent L.P.:
4.25%, 2/15/2028	714,000	810,526
4.90%, 2/15/2029	567,000	675,512
American Tower Corp.:
1.30%, 9/15/2025	577,000	582,337
1.88%, 10/15/2030	1,450,000	1,434,876
2.10%, 6/15/2030	1,307,000	1,318,214
2.25%, 1/15/2022	780,000	797,768
2.40%, 3/15/2025	992,000	1,049,913
2.75%, 1/15/2027	1,222,000	1,316,717
2.90%, 1/15/2030	825,000	891,619
2.95%, 1/15/2025	1,026,000	1,108,101
3.00%, 6/15/2023	1,608,000	1,702,936
3.13%, 1/15/2027	462,000	504,333
3.38%, 5/15/2024	1,448,000	1,568,517
3.38%, 10/15/2026	1,122,000	1,242,267
3.50%, 1/31/2023	1,506,000	1,601,074
3.55%, 7/15/2027	941,000	1,052,603
3.60%, 1/15/2028	1,551,000	1,742,269
3.80%, 8/15/2029	1,594,000	1,825,592
3.95%, 3/15/2029	764,000	880,984
4.00%, 6/1/2025	740,000	832,396
4.40%, 2/15/2026	1,170,000	1,341,265
4.70%, 3/15/2022	1,065,000	1,128,634

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/15/2024	$1,339,000	$1,517,382
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	356,000	370,290
Series GMTN, 2.95%, 5/11/2026	855,000	946,682
Series GMTN, 3.45%, 6/1/2025	364,000	405,256
Series GMTN, 3.50%, 11/15/2024	387,000	426,900
Series GMTN, 3.50%, 11/15/2025	200,000	223,988
Series GMTN, 4.20%, 12/15/2023	130,000	143,229
Series MTN, 2.30%, 3/1/2030 (a)	1,387,000	1,475,851
Series MTN, 2.90%, 10/15/2026	707,000	772,723
Series MTN, 3.20%, 1/15/2028	684,000	762,940
Series MTN, 3.30%, 6/1/2029	825,000	938,338
Series MTN, 3.35%, 5/15/2027	547,000	610,452
Boston Properties L.P.:
2.75%, 10/1/2026	1,243,000	1,329,575
2.90%, 3/15/2030	1,195,000	1,248,213
3.13%, 9/1/2023	810,000	856,980
3.20%, 1/15/2025	371,000	401,741
3.40%, 6/21/2029	835,000	908,939
3.65%, 2/1/2026	976,000	1,087,928
3.80%, 2/1/2024	780,000	843,118
3.85%, 2/1/2023	1,450,000	1,543,583
4.50%, 12/1/2028 (a)	2,594,000	3,068,235
Brandywine Operating Partnership L.P.:
3.95%, 2/15/2023 (a)	275,000	284,922
3.95%, 11/15/2027	300,000	311,310
4.10%, 10/1/2024	752,000	790,908
4.55%, 10/1/2029	752,000	801,264
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	1,063,000	1,095,092
3.65%, 6/15/2024	547,000	573,447
3.85%, 2/1/2025	874,000	937,278
3.90%, 3/15/2027	687,000	721,453
4.05%, 7/1/2030	2,026,000	2,170,778
4.13%, 6/15/2026	703,000	766,038
4.13%, 5/15/2029	709,000	767,549
Camden Property Trust:
2.80%, 5/15/2030	1,040,000	1,131,364
2.95%, 12/15/2022 (a)	375,000	391,189
3.15%, 7/1/2029	710,000	790,642
4.10%, 10/15/2028	658,000	775,492
Security Description	Principal Amount	Value
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	$1,079,000	$1,160,313
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	300,000	307,527
4.15%, 4/1/2025	50,000	52,551
Corporate Office Properties L.P.:
2.25%, 3/15/2026	890,000	901,472
3.60%, 5/15/2023	481,000	504,160
5.00%, 7/1/2025	514,000	574,539
Crown Castle International Corp.:
3.10%, 11/15/2029	744,000	806,444
3.15%, 7/15/2023	613,000	651,840
3.20%, 9/1/2024	827,000	893,747
3.30%, 7/1/2030	300,000	329,157
3.65%, 9/1/2027	2,375,000	2,660,926
3.70%, 6/15/2026	868,000	967,733
3.80%, 2/15/2028	1,365,000	1,545,262
4.00%, 3/1/2027	507,000	577,078
4.30%, 2/15/2029	1,298,000	1,516,700
4.45%, 2/15/2026	1,468,000	1,684,559
5.25%, 1/15/2023	2,594,000	2,854,126
REIT, 1.35%, 7/15/2025	962,000	974,602
CubeSmart L.P.:
3.13%, 9/1/2026	711,000	767,788
4.00%, 11/15/2025	731,000	818,347
4.38%, 12/15/2023	619,000	680,436
4.38%, 2/15/2029	398,000	468,199
CyrusOne L.P./CyrusOne Finance Corp.:
2.90%, 11/15/2024	1,149,000	1,221,054
3.45%, 11/15/2029	821,000	890,867
Digital Realty Trust L.P.:
2.75%, 2/1/2023	632,000	661,262
3.60%, 7/1/2029	1,074,000	1,230,997
3.70%, 8/15/2027	1,617,000	1,817,023
4.45%, 7/15/2028	859,000	1,023,825
4.75%, 10/1/2025	560,000	655,698
Duke Realty L.P.:
1.75%, 7/1/2030	675,000	675,473
2.88%, 11/15/2029 (a)	976,000	1,065,460
3.25%, 6/30/2026	429,000	475,924
3.38%, 12/15/2027	738,000	828,899
3.75%, 12/1/2024	543,000	597,159
4.00%, 9/15/2028	500,000	586,445
EPR Properties:
3.75%, 8/15/2029	692,000	603,417
4.50%, 4/1/2025	210,000	203,034
4.50%, 6/1/2027	681,000	628,495
4.75%, 12/15/2026	669,000	638,219
4.95%, 4/15/2028	718,000	697,623

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Equinix, Inc.:
1.00%, 9/15/2025 (f)	$1,900,000	$1,888,752
1.25%, 7/15/2025	1,315,000	1,327,913
1.55%, 3/15/2028 (f)	1,250,000	1,255,162
1.80%, 7/15/2027	858,000	868,159
2.15%, 7/15/2030	855,000	867,038
2.63%, 11/18/2024	1,289,000	1,369,292
2.90%, 11/18/2026	823,000	887,729
3.20%, 11/18/2029 (a)	1,523,000	1,678,163
5.38%, 5/15/2027	2,140,000	2,329,155
ERP Operating L.P.:
2.50%, 2/15/2030	303,000	322,780
2.85%, 11/1/2026	904,000	996,967
3.00%, 4/15/2023	555,000	585,592
3.00%, 7/1/2029	2,486,000	2,746,682
3.25%, 8/1/2027	711,000	790,490
3.38%, 6/1/2025	820,000	904,230
3.50%, 3/1/2028 (a)	740,000	837,880
4.15%, 12/1/2028	695,000	825,910
4.63%, 12/15/2021	171,000	177,739
Essex Portfolio L.P.:
3.00%, 1/15/2030	1,150,000	1,239,424
3.25%, 5/1/2023	699,000	735,670
3.38%, 4/15/2026	624,000	691,947
3.50%, 4/1/2025	361,000	396,656
3.63%, 5/1/2027	105,000	115,884
3.88%, 5/1/2024	577,000	629,657
4.00%, 3/1/2029	741,000	856,574
Federal Realty Investment Trust:
3.20%, 6/15/2029	841,000	892,158
3.25%, 7/15/2027	247,000	261,919
3.50%, 6/1/2030	1,178,000	1,271,922
3.95%, 1/15/2024	1,042,000	1,131,466
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	270,000	273,572
4.00%, 1/15/2030 (a)	617,000	638,829
5.25%, 6/1/2025	1,103,000	1,198,906
5.30%, 1/15/2029	1,073,000	1,197,822
5.38%, 11/1/2023	697,000	742,396
5.38%, 4/15/2026	2,320,000	2,571,859
5.75%, 6/1/2028	839,000	956,586
HCP, Inc.:
3.25%, 7/15/2026	1,016,000	1,134,029
3.40%, 2/1/2025	764,000	835,862
3.50%, 7/15/2029	1,148,000	1,280,732
3.88%, 8/15/2024	735,000	814,446
4.00%, 6/1/2025	821,000	924,930
4.20%, 3/1/2024	1,030,000	1,132,330
4.25%, 11/15/2023	140,000	152,900
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028 (a)	733,000	805,560
Security Description	Principal Amount	Value
Healthcare Trust of America Holdings L.P.:
3.10%, 2/15/2030	$189,000	$203,366
3.50%, 8/1/2026	754,000	844,993
3.75%, 7/1/2027	484,000	538,987
Healthpeak Properties, Inc. 3.00%, 1/15/2030	735,000	793,072
Highwoods Realty L.P.:
3.88%, 3/1/2027	502,000	545,127
4.13%, 3/15/2028	535,000	590,651
4.20%, 4/15/2029 (a)	590,000	660,057
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	757,000	783,510
Series D, 3.75%, 10/15/2023	895,000	925,108
Series E, 4.00%, 6/15/2025	734,000	762,017
Series F, 4.50%, 2/1/2026	139,000	146,432
Series H, 3.38%, 12/15/2029 (a)	1,543,000	1,451,022
Series I, 3.50%, 9/15/2030	715,000	684,319
Hudson Pacific Properties L.P.:
3.95%, 11/1/2027	1,841,000	1,980,769
4.65%, 4/1/2029	657,000	749,959
Kilroy Realty L.P.:
3.05%, 2/15/2030	206,000	215,237
3.45%, 12/15/2024	901,000	951,303
3.80%, 1/15/2023	755,000	785,895
4.25%, 8/15/2029	559,000	630,927
4.38%, 10/1/2025	170,000	187,867
4.75%, 12/15/2028	695,000	809,376
Kimco Realty Corp.:
1.90%, 3/1/2028	500,000	491,995
2.70%, 3/1/2024	836,000	873,361
2.70%, 10/1/2030	978,000	996,602
2.80%, 10/1/2026 (a)	706,000	751,318
3.13%, 6/1/2023	879,000	927,943
3.30%, 2/1/2025	921,000	996,688
3.40%, 11/1/2022	303,000	319,441
3.80%, 4/1/2027	447,000	488,924
Kite Realty Group L.P. 4.00%, 10/1/2026 (a)	636,000	612,627
Lexington Realty Trust 2.70%, 9/15/2030 (a)	1,110,000	1,131,101
Liberty Property L.P. 3.25%, 10/1/2026	5,000	5,452
Life Storage L.P.:
2.20%, 10/15/2030	935,000	937,188
3.50%, 7/1/2026	229,000	254,611
3.88%, 12/15/2027	746,000	836,333
4.00%, 6/15/2029	601,000	682,748
Mid-America Apartments L.P.:
3.60%, 6/1/2027	777,000	865,151
3.75%, 6/15/2024	75,000	81,594
3.95%, 3/15/2029	822,000	952,542

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/15/2025	$830,000	$934,580
4.20%, 6/15/2028	442,000	516,565
4.30%, 10/15/2023	712,000	773,681
National Retail Properties, Inc.:
2.50%, 4/15/2030	1,136,000	1,126,230
3.30%, 4/15/2023 (a)	335,000	351,512
3.50%, 10/15/2027	500,000	532,665
3.60%, 12/15/2026	106,000	114,461
3.90%, 6/15/2024	411,000	444,316
4.00%, 11/15/2025	615,000	682,515
4.30%, 10/15/2028	1,438,000	1,613,508
Office Properties Income Trust:
4.00%, 7/15/2022 (a)	288,000	289,515
4.15%, 2/1/2022	112,000	112,539
4.25%, 5/15/2024	727,000	728,672
4.50%, 2/1/2025	2,454,000	2,484,700
Omega Healthcare Investors, Inc.:
3.63%, 10/1/2029	2,182,000	2,213,093
4.38%, 8/1/2023	834,000	894,573
4.50%, 1/15/2025	700,000	747,859
4.50%, 4/1/2027	844,000	906,861
4.75%, 1/15/2028	215,000	234,761
4.95%, 4/1/2024	595,000	636,138
5.25%, 1/15/2026	3,253,000	3,551,593
Physicians Realty L.P.:
3.95%, 1/15/2028	707,000	736,263
4.30%, 3/15/2027 (a)	557,000	594,559
Piedmont Operating Partnership L.P.:
3.15%, 8/15/2030	1,546,000	1,516,842
3.40%, 6/1/2023 (a)	301,000	310,755
Prologis L.P.:
1.25%, 10/15/2030	1,136,000	1,112,792
2.13%, 4/15/2027 (a)	1,070,000	1,138,277
2.25%, 4/15/2030 (a)	1,040,000	1,106,134
3.25%, 10/1/2026 (a)	342,000	386,323
3.75%, 11/1/2025	928,000	1,058,263
3.88%, 9/15/2028	193,000	228,394
4.38%, 2/1/2029 (a)	515,000	630,288
Public Storage:
2.37%, 9/15/2022	689,000	713,267
3.09%, 9/15/2027	557,000	624,157
3.39%, 5/1/2029	856,000	986,437
Rayonier, Inc. 3.75%, 4/1/2022	243,000	250,091
Realty Income Corp.:
3.00%, 1/15/2027	663,000	721,364
3.25%, 10/15/2022	985,000	1,033,206
3.25%, 6/15/2029 (a)	823,000	903,382
3.25%, 1/15/2031	700,000	774,305
3.65%, 1/15/2028	853,000	962,286
3.88%, 7/15/2024	358,000	395,261
3.88%, 4/15/2025	840,000	949,502
Security Description	Principal Amount	Value
4.13%, 10/15/2026	$685,000	$793,723
4.65%, 8/1/2023	984,000	1,087,733
Regency Centers L.P.:
2.95%, 9/15/2029	734,000	759,903
3.60%, 2/1/2027	759,000	818,908
3.70%, 6/15/2030	978,000	1,072,983
4.13%, 3/15/2028	756,000	844,800
Sabra Health Care L.P.:
3.90%, 10/15/2029	1,250,000	1,220,375
4.80%, 6/1/2024	1,127,000	1,182,753
5.13%, 8/15/2026	640,000	693,082
Simon Property Group L.P.:
2.35%, 1/30/2022	510,000	518,772
2.45%, 9/13/2029	1,582,000	1,570,863
2.63%, 6/15/2022 (a)	779,000	799,394
2.65%, 7/15/2030 (a)	1,878,000	1,885,418
2.75%, 2/1/2023	847,000	879,305
2.75%, 6/1/2023	845,000	883,414
3.25%, 11/30/2026	1,846,000	2,008,319
3.30%, 1/15/2026	901,000	976,071
3.38%, 10/1/2024	1,033,000	1,116,508
3.38%, 6/15/2027	1,448,000	1,544,002
3.38%, 12/1/2027 (a)	829,000	885,778
3.50%, 9/1/2025	1,424,000	1,561,145
3.75%, 2/1/2024 (a)	786,000	849,619
REIT, 2.00%, 9/13/2024	1,386,000	1,429,617
SITE Centers Corp.:
3.63%, 2/1/2025	646,000	661,691
4.25%, 2/1/2026	589,000	629,776
4.70%, 6/1/2027	716,000	752,502
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	1,822,000	1,858,039
SL Green Realty Corp. 4.50%, 12/1/2022 (a)	302,000	313,564
Spirit Realty L.P.:
3.20%, 1/15/2027	405,000	410,978
3.40%, 1/15/2030	678,000	674,386
4.00%, 7/15/2029	581,000	604,275
4.45%, 9/15/2026	308,000	332,193
STORE Capital Corp.:
4.50%, 3/15/2028	728,000	782,214
4.63%, 3/15/2029	476,000	510,439
Tanger Properties L.P.:
3.13%, 9/1/2026	390,000	373,994
3.88%, 7/15/2027 (a)	773,000	754,077
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	580,000	642,251
Series MTN, 2.95%, 9/1/2026	711,000	774,364
Series MTN, 3.20%, 1/15/2030 (a)	803,000	889,266
Series MTN, 3.50%, 7/1/2027	687,000	756,037

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.00%, 10/1/2025	$150,000	$167,849
Series MTN, 4.40%, 1/26/2029	612,000	724,106
Ventas Realty L.P.:
2.65%, 1/15/2025	1,002,000	1,047,020
3.00%, 1/15/2030	277,000	281,116
3.10%, 1/15/2023	513,000	533,294
3.13%, 6/15/2023	605,000	631,729
3.25%, 10/15/2026	1,201,000	1,277,708
3.50%, 4/15/2024	1,142,000	1,220,021
3.50%, 2/1/2025	750,000	809,888
3.75%, 5/1/2024 (a)	751,000	802,368
3.85%, 4/1/2027	550,000	593,747
4.00%, 3/1/2028	918,000	997,857
4.13%, 1/15/2026	973,000	1,092,445
4.40%, 1/15/2029 (a)	176,000	198,026
4.75%, 11/15/2030 (a)	847,000	987,416
Ventas Realty L.P./Ventas Capital Corp. 3.25%, 8/15/2022	750,000	779,625
VEREIT Operating Partnership L.P.:
3.10%, 12/15/2029	935,000	938,459
3.40%, 1/15/2028	400,000	417,332
3.95%, 8/15/2027	826,000	881,177
4.60%, 2/6/2024	760,000	817,327
4.63%, 11/1/2025	1,963,000	2,166,720
4.88%, 6/1/2026	827,000	922,130
Vornado Realty L.P. 3.50%, 1/15/2025 (a)	858,000	892,526
Washington Real Estate Investment Trust 3.95%, 10/15/2022 (a)	125,000	129,051
Welltower, Inc.:
2.70%, 2/15/2027	884,000	933,840
3.10%, 1/15/2030	936,000	993,293
4.00%, 6/1/2025	2,537,000	2,847,021
4.13%, 3/15/2029	635,000	720,458
4.25%, 4/1/2026	691,000	792,073
4.25%, 4/15/2028	842,000	956,798
4.50%, 1/15/2024	877,000	961,692
REIT, 3.63%, 3/15/2024	1,412,000	1,528,095
Weyerhaeuser Co.:
4.00%, 11/15/2029	600,000	702,762
4.63%, 9/15/2023	733,000	813,366
6.95%, 10/1/2027	706,000	901,640
8.50%, 1/15/2025 (a)	12,000	15,461
WP Carey, Inc.:
3.85%, 7/15/2029	728,000	787,405
4.00%, 2/1/2025	502,000	548,545
4.25%, 10/1/2026	300,000	338,226
4.60%, 4/1/2024	702,000	778,441
		283,740,038
Security Description	Principal Amount	Value
RETAIL — 2.9%
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	$190,000	$189,983
3.90%, 4/15/2030	1,080,000	1,215,205
AutoNation, Inc.:
3.50%, 11/15/2024	551,000	586,022
4.50%, 10/1/2025	737,000	819,411
4.75%, 6/1/2030	1,122,000	1,325,396
AutoZone, Inc.:
2.88%, 1/15/2023	427,000	444,699
3.13%, 7/15/2023 (a)	665,000	705,332
3.13%, 4/18/2024 (a)	707,000	761,800
3.13%, 4/21/2026	484,000	531,993
3.25%, 4/15/2025	524,000	575,038
3.63%, 4/15/2025	800,000	893,344
3.70%, 4/15/2022	706,000	735,108
3.75%, 6/1/2027	199,000	227,240
3.75%, 4/18/2029 (a)	1,052,000	1,212,209
4.00%, 4/15/2030	795,000	941,876
Best Buy Co., Inc.:
1.95%, 10/1/2030	1,000,000	995,110
4.45%, 10/1/2028 (a)	763,000	904,346
Costco Wholesale Corp.:
1.38%, 6/20/2027	3,370,000	3,446,432
1.60%, 4/20/2030	2,567,000	2,610,844
2.30%, 5/18/2022 (a)	957,000	987,107
2.75%, 5/18/2024	1,096,000	1,183,428
3.00%, 5/18/2027 (a)	1,221,000	1,371,684
Darden Restaurants, Inc. 3.85%, 5/1/2027	882,000	932,159
Dollar General Corp.:
3.25%, 4/15/2023	799,000	847,475
3.50%, 4/3/2030	2,035,000	2,321,141
3.88%, 4/15/2027	745,000	854,873
4.13%, 5/1/2028 (a)	1,043,000	1,228,206
4.15%, 11/1/2025	587,000	675,696
Dollar Tree, Inc.:
3.70%, 5/15/2023	1,849,000	1,985,179
4.00%, 5/15/2025	1,821,000	2,053,523
4.20%, 5/15/2028	1,439,000	1,692,451
Home Depot, Inc.:
2.13%, 9/15/2026	1,539,000	1,658,211
2.50%, 4/15/2027 (a)	1,589,000	1,729,913
2.63%, 6/1/2022	1,255,000	1,301,234
2.70%, 4/1/2023	826,000	869,382
2.70%, 4/15/2030	1,958,000	2,178,490
2.80%, 9/14/2027	1,816,000	2,008,351
2.95%, 6/15/2029	2,593,000	2,932,605
3.00%, 4/1/2026	1,398,000	1,569,297
3.25%, 3/1/2022	1,377,000	1,434,751
3.35%, 9/15/2025	1,954,000	2,200,556
3.75%, 2/15/2024 (a)	2,094,000	2,307,693
3.90%, 12/6/2028	1,626,000	1,946,078
Kohl's Corp.:
3.25%, 2/1/2023	750,000	747,847

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 7/17/2025 (a)	$766,000	$744,514
9.50%, 5/15/2025 (a)	735,000	867,182
Lowe's Cos., Inc.:
2.50%, 4/15/2026	2,037,000	2,205,949
3.10%, 5/3/2027 (a)	1,231,000	1,373,365
3.12%, 4/15/2022 (a)	1,370,000	1,417,909
3.13%, 9/15/2024	1,494,000	1,625,935
3.38%, 9/15/2025	911,000	1,015,956
3.65%, 4/5/2029	2,328,000	2,688,654
3.88%, 9/15/2023	793,000	862,570
4.00%, 4/15/2025	1,411,000	1,604,434
4.50%, 4/15/2030 (a)	1,919,000	2,373,803
6.50%, 3/15/2029	825,000	1,112,636
McDonald's Corp.:
Class MTN, 3.30%, 7/1/2025	1,587,000	1,769,330
Class MTN, 3.50%, 7/1/2027	1,974,000	2,249,018
Series MTN, 1.45%, 9/1/2025	954,000	982,801
Series MTN, 2.13%, 3/1/2030 (a)	1,192,000	1,240,479
Series MTN, 2.63%, 1/15/2022	1,935,000	1,990,573
Series MTN, 2.63%, 9/1/2029	1,533,000	1,667,613
Series MTN, 3.25%, 6/10/2024	673,000	736,013
Series MTN, 3.35%, 4/1/2023	1,359,000	1,451,385
Series MTN, 3.38%, 5/26/2025 (a)	943,000	1,048,531
Series MTN, 3.50%, 3/1/2027	1,113,000	1,263,010
Series MTN, 3.60%, 7/1/2030	945,000	1,101,719
Series MTN, 3.70%, 1/30/2026	1,845,000	2,103,337
Series MTN, 3.80%, 4/1/2028	865,000	1,008,659
Nordstrom, Inc. 6.95%, 3/15/2028 (a)	718,000	693,696
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	626,000	706,823
3.60%, 9/1/2027	779,000	886,323
3.80%, 9/1/2022	331,000	348,556
3.85%, 6/15/2023	375,000	402,623
3.90%, 6/1/2029	1,068,000	1,242,992
4.20%, 4/1/2030	1,269,000	1,520,199
4.35%, 6/1/2028	713,000	845,682
Ross Stores, Inc.:
4.60%, 4/15/2025 (a)	421,000	484,133
4.70%, 4/15/2027	819,000	965,691
4.80%, 4/15/2030 (a)	851,000	1,035,063
Starbucks Corp.:
1.30%, 5/7/2022	1,116,000	1,130,709
Security Description	Principal Amount	Value
2.00%, 3/12/2027	$843,000	$891,380
2.25%, 3/12/2030 (a)	1,481,000	1,537,930
2.45%, 6/15/2026	1,087,000	1,176,591
2.70%, 6/15/2022	878,000	907,071
3.10%, 3/1/2023 (a)	1,456,000	1,541,598
3.50%, 3/1/2028 (a)	839,000	952,592
3.55%, 8/15/2029 (a)	847,000	970,908
3.80%, 8/15/2025	1,850,000	2,094,644
3.85%, 10/1/2023 (a)	1,123,000	1,222,812
4.00%, 11/15/2028 (a)	841,000	991,446
Target Corp.:
2.25%, 4/15/2025	2,238,000	2,394,593
2.35%, 2/15/2030	940,000	1,020,840
2.50%, 4/15/2026 (a)	1,613,000	1,764,106
2.65%, 9/15/2030	740,000	826,883
2.90%, 1/15/2022 (a)	959,000	991,098
3.38%, 4/15/2029	2,013,000	2,346,172
3.50%, 7/1/2024	764,000	846,703
TJX Cos., Inc.:
2.25%, 9/15/2026	1,479,000	1,573,967
2.50%, 5/15/2023	523,000	547,095
3.50%, 4/15/2025	1,736,000	1,936,143
3.75%, 4/15/2027	1,477,000	1,698,712
3.88%, 4/15/2030 (a)	1,886,000	2,235,438
Walgreen Co. 3.10%, 9/15/2022 (a)	1,744,000	1,825,497
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (a)	1,194,000	1,252,685
3.45%, 6/1/2026	3,483,000	3,804,167
3.80%, 11/18/2024	2,392,000	2,632,300
Walmart, Inc.:
2.35%, 12/15/2022	1,588,000	1,656,554
2.38%, 9/24/2029	1,078,000	1,182,706
2.55%, 4/11/2023 (a)	2,312,000	2,429,820
2.65%, 12/15/2024	2,064,000	2,232,526
2.85%, 7/8/2024 (a)	1,466,000	1,592,780
3.05%, 7/8/2026	1,080,000	1,215,140
3.25%, 7/8/2029	2,374,000	2,767,728
3.30%, 4/22/2024	2,570,000	2,802,251
3.40%, 6/26/2023	4,891,000	5,281,497
3.55%, 6/26/2025	2,201,000	2,489,947
3.70%, 6/26/2028	4,290,000	5,068,420
5.88%, 4/5/2027	967,000	1,252,391
7.55%, 2/15/2030	34,000	52,265
		174,913,979
SAVINGS & LOANS — 0.0% (e)
People's United Financial, Inc. 3.65%, 12/6/2022	847,000	894,432
SEMICONDUCTORS — 2.3%
Altera Corp. 4.10%, 11/15/2023	700,000	777,245
Analog Devices, Inc.:
2.50%, 12/5/2021	760,000	775,854

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 6/1/2023	$602,000	$634,863
2.95%, 4/1/2025	636,000	692,324
3.13%, 12/5/2023 (a)	750,000	806,572
3.50%, 12/5/2026	1,126,000	1,277,965
3.90%, 12/15/2025	834,000	953,871
Applied Materials, Inc.:
1.75%, 6/1/2030	1,388,000	1,430,029
3.30%, 4/1/2027	974,000	1,107,574
3.90%, 10/1/2025	882,000	1,014,847
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.65%, 1/15/2023	1,296,000	1,346,570
3.00%, 1/15/2022	428,000	440,254
3.13%, 1/15/2025	1,909,000	2,038,335
3.50%, 1/15/2028	825,000	892,831
3.63%, 1/15/2024	2,019,000	2,167,800
3.88%, 1/15/2027	7,378,000	8,172,168
Broadcom, Inc.:
2.25%, 11/15/2023	2,033,000	2,113,466
3.15%, 11/15/2025	3,589,000	3,872,890
3.46%, 9/15/2026	1,918,000	2,101,322
3.63%, 10/15/2024	775,000	846,168
4.11%, 9/15/2028	3,732,000	4,169,577
4.25%, 4/15/2026	2,507,000	2,827,395
4.70%, 4/15/2025	4,768,000	5,416,448
4.75%, 4/15/2029	2,327,000	2,707,162
5.00%, 4/15/2030	5,635,000	6,650,258
Intel Corp.:
2.35%, 5/11/2022 (a)	5,026,000	5,180,399
2.45%, 11/15/2029 (a)	4,401,000	4,786,792
2.60%, 5/19/2026 (a)	1,110,000	1,218,502
2.70%, 12/15/2022	3,773,000	3,971,082
2.88%, 5/11/2024 (a)	2,211,000	2,386,752
3.10%, 7/29/2022	745,000	782,719
3.15%, 5/11/2027	857,000	965,599
3.30%, 10/1/2021 (a)	18,000	18,540
3.40%, 3/25/2025 (a)	2,191,000	2,449,845
3.70%, 7/29/2025	3,430,000	3,894,662
3.75%, 3/25/2027 (a)	236,000	275,495
3.90%, 3/25/2030 (a)	1,345,000	1,627,975
KLA Corp.:
4.10%, 3/15/2029	1,076,000	1,289,952
4.65%, 11/1/2024	2,116,000	2,415,753
Lam Research Corp.:
1.90%, 6/15/2030	971,000	1,005,791
3.75%, 3/15/2026	1,035,000	1,186,866
3.80%, 3/15/2025	215,000	242,378
4.00%, 3/15/2029	1,034,000	1,239,507
Marvell Technology Group, Ltd.:
4.20%, 6/22/2023	832,000	898,285
4.88%, 6/22/2028	2,188,000	2,619,233
Maxim Integrated Products, Inc.:
3.38%, 3/15/2023	310,000	328,864
Security Description	Principal Amount	Value
3.45%, 6/15/2027	$702,000	$782,526
Microchip Technology, Inc. 4.33%, 6/1/2023	1,679,000	1,807,947
Micron Technology, Inc.:
2.50%, 4/24/2023	2,473,000	2,566,949
4.19%, 2/15/2027	1,424,000	1,618,077
4.64%, 2/6/2024	786,000	872,531
4.66%, 2/15/2030	1,571,000	1,850,654
4.98%, 2/6/2026	843,000	977,391
5.33%, 2/6/2029	686,000	826,767
NVIDIA Corp.:
2.85%, 4/1/2030 (a)	944,000	1,060,811
3.20%, 9/16/2026	844,000	952,243
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (b)	3,027,000	3,389,302
5.35%, 3/1/2026 (b)	769,000	909,835
5.55%, 12/1/2028 (b)	637,000	788,453
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025 (b)	485,000	513,275
3.15%, 5/1/2027 (b)	760,000	821,218
3.40%, 5/1/2030 (b)	978,000	1,070,343
3.88%, 6/18/2026 (b)	779,000	872,215
4.30%, 6/18/2029 (b)	1,122,000	1,295,562
QUALCOMM, Inc.:
2.15%, 5/20/2030 (a)	1,915,000	2,008,835
2.60%, 1/30/2023 (a)	1,848,000	1,935,965
2.90%, 5/20/2024	2,233,000	2,403,802
3.00%, 5/20/2022	2,783,000	2,900,303
3.25%, 5/20/2027	2,018,000	2,264,297
3.45%, 5/20/2025	2,786,000	3,114,720
Texas Instruments, Inc.:
1.38%, 3/12/2025	1,730,000	1,790,239
1.75%, 5/4/2030	466,000	480,292
1.85%, 5/15/2022	726,000	743,714
2.25%, 5/1/2023	743,000	775,573
2.25%, 9/4/2029	1,558,000	1,671,438
2.63%, 5/15/2024	318,000	341,376
2.90%, 11/3/2027 (a)	695,000	777,545
Xilinx, Inc.:
2.38%, 6/1/2030	746,000	785,419
2.95%, 6/1/2024	851,000	914,885
		139,903,281
SHIPBUILDING — 0.0% (e)
Huntington Ingalls Industries, Inc.:
3.48%, 12/1/2027	845,000	920,957
4.20%, 5/1/2030 (a) (b)	854,000	979,060
		1,900,017
SOFTWARE — 2.6%
Activision Blizzard, Inc.:
1.35%, 9/15/2030 (a)	891,000	871,309
3.40%, 9/15/2026	1,095,000	1,246,329

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 6/15/2027	$464,000	$524,793
Adobe, Inc.:
1.70%, 2/1/2023	1,080,000	1,113,642
1.90%, 2/1/2025 (a)	775,000	819,415
2.15%, 2/1/2027	1,670,000	1,791,192
2.30%, 2/1/2030	1,830,000	1,974,790
3.25%, 2/1/2025	1,259,000	1,396,004
Autodesk, Inc.:
2.85%, 1/15/2030	818,000	900,986
3.50%, 6/15/2027	734,000	832,760
3.60%, 12/15/2022	202,000	213,241
4.38%, 6/15/2025	846,000	965,912
Broadridge Financial Solutions, Inc.:
2.90%, 12/1/2029	1,549,000	1,679,333
3.40%, 6/27/2026	813,000	907,869
CA, Inc. 4.70%, 3/15/2027	544,000	598,427
Cadence Design Systems, Inc. 4.38%, 10/15/2024	266,000	298,750
Citrix Systems, Inc.:
3.30%, 3/1/2030	857,000	913,922
4.50%, 12/1/2027	679,000	777,611
Electronic Arts, Inc. 4.80%, 3/1/2026	570,000	676,556
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	2,251,000	2,496,021
3.50%, 4/15/2023	1,194,000	1,271,276
3.75%, 5/21/2029	1,235,000	1,452,175
3.88%, 6/5/2024	410,000	450,951
5.00%, 10/15/2025	11,000	13,076
Series 10Y, 4.25%, 5/15/2028	823,000	982,892
Fiserv, Inc.:
2.25%, 6/1/2027 (a)	1,922,000	2,030,574
2.65%, 6/1/2030 (a)	1,342,000	1,444,730
2.75%, 7/1/2024	3,366,000	3,598,961
3.20%, 7/1/2026	2,588,000	2,877,390
3.50%, 10/1/2022	735,000	773,845
3.50%, 7/1/2029	4,495,000	5,121,918
3.80%, 10/1/2023	2,378,000	2,592,448
3.85%, 6/1/2025	1,476,000	1,664,190
4.20%, 10/1/2028	1,457,000	1,729,998
Intuit, Inc.:
0.65%, 7/15/2023	825,000	828,613
0.95%, 7/15/2025	1,232,000	1,243,864
1.35%, 7/15/2027	665,000	676,086
1.65%, 7/15/2030 (a)	500,000	509,255
Microsoft Corp.:
2.00%, 8/8/2023 (a)	2,274,000	2,373,851
2.13%, 11/15/2022 (a)	496,000	515,577
2.38%, 2/12/2022	1,644,000	1,687,615
2.38%, 5/1/2023 (a)	1,682,000	1,763,527
2.40%, 2/6/2022	2,351,000	2,415,888
Security Description	Principal Amount	Value
2.40%, 8/8/2026	$5,924,000	$6,470,370
2.65%, 11/3/2022 (a)	2,051,000	2,145,120
2.70%, 2/12/2025 (a)	2,719,000	2,957,755
2.88%, 2/6/2024	3,572,000	3,840,722
3.13%, 11/3/2025	4,548,000	5,085,665
3.30%, 2/6/2027	6,270,000	7,175,890
3.63%, 12/15/2023	2,371,000	2,599,256
Oracle Corp.:
2.40%, 9/15/2023	4,308,000	4,532,016
2.50%, 5/15/2022	5,375,000	5,542,377
2.50%, 10/15/2022	4,198,000	4,377,003
2.50%, 4/1/2025	5,246,000	5,620,827
2.63%, 2/15/2023	2,988,000	3,137,460
2.65%, 7/15/2026	4,668,000	5,098,436
2.80%, 4/1/2027	2,933,000	3,217,413
2.95%, 11/15/2024	4,750,000	5,159,640
2.95%, 5/15/2025	2,596,000	2,829,225
2.95%, 4/1/2030	4,983,000	5,571,692
3.25%, 11/15/2027	2,243,000	2,535,016
3.25%, 5/15/2030 (a)	1,184,000	1,350,814
3.40%, 7/8/2024	2,914,000	3,188,003
3.63%, 7/15/2023 (a)	1,967,000	2,138,581
salesforce.com, Inc.:
3.25%, 4/11/2023	1,965,000	2,105,104
3.70%, 4/11/2028	1,518,000	1,790,830
ServiceNow, Inc. 1.40%, 9/1/2030	1,246,000	1,215,735
VMware, Inc.:
2.95%, 8/21/2022	2,103,000	2,188,445
3.90%, 8/21/2027	2,566,000	2,859,858
4.50%, 5/15/2025 (a)	500,000	565,820
4.65%, 5/15/2027 (a)	2,139,000	2,496,470
4.70%, 5/15/2030 (a)	109,000	129,296
		156,942,401
TELECOMMUNICATIONS — 2.8%
America Movil SAB de CV:
2.88%, 5/7/2030 (a)	1,680,000	1,818,264
3.13%, 7/16/2022	1,613,000	1,680,133
3.63%, 4/22/2029	1,513,000	1,711,097
AT&T, Inc.:
1.65%, 2/1/2028	1,412,000	1,414,047
2.30%, 6/1/2027	4,490,000	4,716,386
2.63%, 12/1/2022 (a)	2,667,000	2,777,334
2.95%, 7/15/2026	1,043,000	1,141,407
3.00%, 6/30/2022	2,294,000	2,385,622
3.40%, 5/15/2025 (a)	7,768,000	8,594,981
3.80%, 2/15/2027	2,109,000	2,376,653
3.88%, 1/15/2026	1,667,000	1,889,311
4.05%, 12/15/2023	845,000	936,083
4.10%, 2/15/2028	3,228,000	3,734,538
4.13%, 2/17/2026	5,025,000	5,759,454
4.25%, 3/1/2027	2,101,000	2,433,651
4.30%, 2/15/2030	1,957,000	2,319,104
4.35%, 3/1/2029	2,811,000	3,306,607

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 4/1/2024	$2,314,000	$2,583,049
7.13%, 3/15/2026	151,000	192,063
British Telecommunications PLC:
4.50%, 12/4/2023	1,574,000	1,740,860
5.13%, 12/4/2028	1,484,000	1,796,174
Cisco Systems, Inc.:
2.20%, 9/20/2023	589,000	618,621
2.50%, 9/20/2026	2,591,000	2,848,960
2.60%, 2/28/2023	877,000	925,595
2.95%, 2/28/2026	731,000	816,914
3.00%, 6/15/2022 (a)	3,368,000	3,524,208
3.50%, 6/15/2025	1,031,000	1,171,061
3.63%, 3/4/2024	1,488,000	1,648,406
Corning, Inc. 2.90%, 5/15/2022	690,000	712,322
Juniper Networks, Inc.:
3.75%, 8/15/2029 (a)	720,000	826,956
4.35%, 6/15/2025 (a)	388,000	436,349
4.50%, 3/15/2024	825,000	921,533
Motorola Solutions, Inc.:
3.50%, 3/1/2023	100,000	105,465
4.00%, 9/1/2024	591,000	655,147
4.60%, 2/23/2028	589,000	687,652
4.60%, 5/23/2029	1,733,000	2,044,749
Rogers Communications, Inc.:
2.90%, 11/15/2026	622,000	691,142
3.00%, 3/15/2023	729,000	769,685
3.63%, 12/15/2025	509,000	575,878
4.10%, 10/1/2023	1,617,000	1,772,749
Telefonica Emisiones SA:
4.10%, 3/8/2027	1,288,000	1,464,186
4.57%, 4/27/2023	1,065,000	1,166,825
Telefonica Europe B.V. 8.25%, 9/15/2030	3,750,000	5,653,125
TELUS Corp.:
2.80%, 2/16/2027	851,000	915,455
3.70%, 9/15/2027	713,000	805,669
T-Mobile USA, Inc.:
1.50%, 2/15/2026 (b)	1,779,000	1,786,881
2.05%, 2/15/2028 (b)	3,015,000	3,089,109
2.55%, 2/15/2031 (b)	415,000	429,977
3.50%, 4/15/2025 (b)	4,561,000	5,002,505
3.75%, 4/15/2027 (b)	4,591,000	5,148,485
3.88%, 4/15/2030 (b)	9,815,000	11,143,460
Verizon Communications, Inc.:
1.50%, 9/18/2030	2,550,000	2,544,671
2.45%, 11/1/2022 (a)	1,148,000	1,190,981
2.63%, 8/15/2026	3,670,000	4,010,392
2.95%, 3/15/2022 (a)	984,000	1,020,585
3.00%, 3/22/2027 (a)	64,000	71,325
3.15%, 3/22/2030 (a)	2,290,000	2,586,441
3.38%, 2/15/2025	3,703,000	4,125,327
3.50%, 11/1/2024	3,001,000	3,314,364
Security Description	Principal Amount	Value
3.88%, 2/8/2029	$914,000	$1,081,984
4.02%, 12/3/2029	5,796,000	6,946,912
4.13%, 3/16/2027	4,774,000	5,641,961
4.15%, 3/15/2024	751,000	834,016
4.33%, 9/21/2028	6,971,000	8,462,794
5.15%, 9/15/2023	4,641,000	5,257,835
Vodafone Group PLC:
2.95%, 2/19/2023	681,000	717,120
3.75%, 1/16/2024	4,353,000	4,753,911
4.13%, 5/30/2025	1,411,000	1,610,360
4.38%, 5/30/2028	2,599,000	3,081,063
		170,917,929
TEXTILES — 0.0% (e)
Mohawk Industries, Inc.:
3.63%, 5/15/2030	892,000	976,142
3.85%, 2/1/2023	687,000	728,770
		1,704,912
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
2.60%, 11/19/2022	320,000	330,099
3.00%, 11/19/2024	1,781,000	1,890,282
3.50%, 9/15/2027	801,000	834,001
3.55%, 11/19/2026	554,000	588,742
3.90%, 11/19/2029 (a)	794,000	835,788
		4,478,912
TRANSPORTATION — 1.5%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35%, 6.61%, 12/15/2055 (a) (c)	412,000	465,560
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	570,000	601,532
3.00%, 4/1/2025	1,010,000	1,107,909
3.05%, 3/15/2022	1,346,000	1,389,705
3.05%, 9/1/2022	2,517,000	2,631,926
3.25%, 6/15/2027	849,000	963,377
3.40%, 9/1/2024	883,000	971,521
3.65%, 9/1/2025	850,000	964,988
3.75%, 4/1/2024	902,000	995,573
3.85%, 9/1/2023	1,288,000	1,404,062
7.00%, 12/15/2025	230,000	300,891
Canadian National Railway Co.:
2.75%, 3/1/2026	517,000	566,213
2.85%, 12/15/2021	686,000	702,423
2.95%, 11/21/2024	460,000	498,566
6.90%, 7/15/2028	729,000	995,479
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	853,000	891,991
2.90%, 2/1/2025	826,000	894,236
4.00%, 6/1/2028	1,110,000	1,303,673
4.45%, 3/15/2023	715,000	771,199

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 1/15/2022	$60,000	$62,959
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	847,000	990,617
CSX Corp.:
2.40%, 2/15/2030	906,000	968,369
2.60%, 11/1/2026	1,158,000	1,261,641
3.25%, 6/1/2027	1,697,000	1,915,014
3.35%, 11/1/2025	815,000	916,166
3.40%, 8/1/2024 (a)	573,000	631,308
3.70%, 11/1/2023	717,000	782,376
3.80%, 3/1/2028	723,000	846,018
4.25%, 3/15/2029 (a)	1,482,000	1,787,929
FedEx Corp.:
2.63%, 8/1/2022	688,000	713,697
3.10%, 8/5/2029	2,450,000	2,721,607
3.20%, 2/1/2025	924,000	1,015,014
3.25%, 4/1/2026	1,812,000	2,012,933
3.30%, 3/15/2027 (a)	589,000	655,186
3.40%, 1/14/2022	791,000	820,220
3.40%, 2/15/2028 (a)	777,000	872,307
3.80%, 5/15/2025	816,000	922,194
4.00%, 1/15/2024 (a)	479,000	530,392
4.20%, 10/17/2028 (a)	569,000	674,675
4.25%, 5/15/2030	845,000	1,013,434
JB Hunt Transport Services, Inc.:
3.30%, 8/15/2022	354,000	368,316
3.88%, 3/1/2026	819,000	946,690
Kansas City Southern:
2.88%, 11/15/2029	805,000	852,970
3.00%, 5/15/2023	708,000	724,234
Kirby Corp. 4.20%, 3/1/2028	737,000	764,357
Norfolk Southern Corp.:
2.55%, 11/1/2029	1,119,000	1,221,098
2.90%, 2/15/2023 (a)	747,000	784,103
2.90%, 6/15/2026	1,062,000	1,173,361
3.00%, 4/1/2022	851,000	879,823
3.15%, 6/1/2027	739,000	823,579
3.25%, 12/1/2021	699,000	717,391
3.65%, 8/1/2025	622,000	703,457
3.80%, 8/1/2028	786,000	924,776
3.85%, 1/15/2024	220,000	241,232
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2022	622,000	642,563
Series MTN, 2.50%, 9/1/2024	703,000	739,690
Series MTN, 2.80%, 3/1/2022 (a)	845,000	869,809
Series MTN, 2.88%, 6/1/2022 (a)	697,000	722,134
Series MTN, 2.90%, 12/1/2026	737,000	797,029
Series MTN, 3.35%, 9/1/2025	958,000	1,050,734
Security Description	Principal Amount	Value
Series MTN, 3.40%, 3/1/2023	$1,170,000	$1,240,083
Series MTN, 3.45%, 11/15/2021	70,000	72,088
Series MTN, 3.65%, 3/18/2024 (a)	915,000	992,217
Series MTN, 3.75%, 6/9/2023	768,000	825,615
Series MTN, 3.88%, 12/1/2023	710,000	773,836
Series MTN, 4.63%, 6/1/2025	910,000	1,045,544
Union Pacific Corp.:
2.15%, 2/5/2027 (a)	855,000	912,807
2.40%, 2/5/2030 (a)	2,891,000	3,104,500
2.75%, 4/15/2023	10,000	10,505
2.75%, 3/1/2026	741,000	812,351
2.95%, 3/1/2022	924,000	958,040
2.95%, 1/15/2023	747,000	783,864
3.00%, 4/15/2027	711,000	791,130
3.15%, 3/1/2024	748,000	807,990
3.25%, 1/15/2025	727,000	797,912
3.25%, 8/15/2025	624,000	692,815
3.50%, 6/8/2023	767,000	826,220
3.65%, 2/15/2024	930,000	1,014,277
3.70%, 3/1/2029	954,000	1,109,626
3.75%, 3/15/2024	734,000	804,148
3.75%, 7/15/2025	717,000	815,867
3.95%, 9/10/2028	843,000	997,100
4.16%, 7/15/2022	905,000	958,685
United Parcel Service, Inc.:
2.20%, 9/1/2024	1,086,000	1,150,932
2.35%, 5/16/2022	1,175,000	1,210,967
2.40%, 11/15/2026	861,000	944,147
2.45%, 10/1/2022 (a)	1,676,000	1,746,543
2.50%, 4/1/2023	1,340,000	1,406,906
2.50%, 9/1/2029	1,066,000	1,161,833
2.80%, 11/15/2024 (a)	733,000	794,433
3.05%, 11/15/2027	865,000	977,018
3.40%, 3/15/2029	718,000	827,445
3.90%, 4/1/2025	1,073,000	1,221,256
4.45%, 4/1/2030	954,000	1,194,265
		90,265,191
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.25%, 3/30/2025	200,000	214,632
3.25%, 9/15/2026	380,000	408,903
3.50%, 3/15/2028	769,000	836,995
3.85%, 3/30/2027 (a)	803,000	883,252
4.00%, 6/30/2030 (a)	857,000	988,507
4.35%, 2/15/2024	700,000	767,592
4.55%, 11/7/2028	553,000	647,745
4.70%, 4/1/2029	36,000	43,087
		4,790,713

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
WATER — 0.1%
American Water Capital Corp.:
2.80%, 5/1/2030	$824,000	$903,178
2.95%, 9/1/2027	692,000	764,909
3.40%, 3/1/2025	860,000	953,044
3.45%, 6/1/2029	1,013,000	1,164,180
3.75%, 9/1/2028	767,000	894,928
3.85%, 3/1/2024 (a)	456,000	499,183
Aqua America, Inc. 3.57%, 5/1/2029	692,000	785,129
Essential Utilities, Inc. 2.70%, 4/15/2030	836,000	895,306
United Utilities PLC 6.88%, 8/15/2028	448,000	578,955
		7,438,812
TOTAL CORPORATE BONDS & NOTES (Cost $5,825,490,487)		5,993,727,702
	Shares
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (g) (h)	16,224,789	16,228,034
State Street Navigator Securities Lending Portfolio II (i) (j)	329,561,490	329,561,490
TOTAL SHORT-TERM INVESTMENTS (Cost $345,789,967)		345,789,524
TOTAL INVESTMENTS — 104.7% (Cost $6,171,280,454)		6,339,517,226
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(282,539,236)
NET ASSETS — 100.0%		$6,056,977,990

(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.9% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2020. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$5,993,727,702	$—	$5,993,727,702
Short-Term Investments	345,789,524	—	—	345,789,524
TOTAL INVESTMENTS	$345,789,524	$5,993,727,702	$—	$6,339,517,226
See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	20,267,202	$20,275,308	$169,342,495	$173,388,363	$(962)	$(444)	16,224,789	$16,228,034	$5,873
State Street Navigator Securities Lending Portfolio II	403,145,498	403,145,498	293,330,015	366,914,023	—	—	329,561,490	329,561,490	221,991
Total		$423,420,806	$462,672,510	$540,302,386	$(962)	$(444)		$345,789,524	$227,864
See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Treasury ETF)
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Bonds:
5.25%, 11/15/2028	$5,660,700	$7,784,347
5.25%, 2/15/2029	4,831,200	6,688,947
5.50%, 8/15/2028	4,945,700	6,848,249
6.00%, 2/15/2026	4,567,200	5,940,928
6.13%, 11/15/2027	6,956,800	9,726,476
6.13%, 8/15/2029 (a)	4,480,400	6,637,293
6.25%, 5/15/2030	5,374,400	8,204,358
6.38%, 8/15/2027 (a)	1,548,400	2,171,147
6.50%, 11/15/2026 (a)	2,769,600	3,795,001
6.63%, 2/15/2027	2,748,500	3,825,998
6.75%, 8/15/2026	2,492,000	3,418,713
6.88%, 8/15/2025	2,120,000	2,795,088
7.50%, 11/15/2024 (a)	4,771,900	6,201,233
7.63%, 2/15/2025 (a)	4,253,700	5,620,866
Treasury Notes:
0.25%, 5/31/2025	28,187,500	28,189,702
0.25%, 6/30/2025	26,603,600	26,593,208
0.25%, 7/31/2025 (a)	26,727,000	26,708,208
0.25%, 8/31/2025	26,978,100	26,957,023
0.25%, 9/30/2025	16,000,000	15,982,500
0.38%, 4/30/2025 (a)	27,401,200	27,561,754
0.38%, 7/31/2027 (a)	26,728,400	26,594,758
0.38%, 9/30/2027	17,000,000	16,893,750
0.50%, 3/31/2025	27,296,800	27,614,552
0.50%, 4/30/2027	20,983,800	21,088,719
0.50%, 5/31/2027	23,601,600	23,704,857
0.50%, 6/30/2027	21,621,000	21,705,457
0.50%, 8/31/2027	29,311,300	29,393,738
0.63%, 3/31/2027	15,893,100	16,104,180
0.63%, 5/15/2030	53,465,500	53,315,128
0.63%, 8/15/2030	36,211,300	36,030,243
1.13%, 2/28/2025	24,107,000	25,050,563
1.13%, 2/28/2027	6,164,300	6,444,101
1.25%, 8/31/2024	20,786,700	21,631,160
1.38%, 1/31/2025	23,415,200	24,567,667
1.38%, 8/31/2026	14,801,000	15,677,497
1.50%, 9/30/2024	22,153,100	23,290,177
1.50%, 10/31/2024	23,550,600	24,777,807
1.50%, 11/30/2024	25,703,800	27,065,298
1.50%, 8/15/2026	37,069,400	39,522,352
1.50%, 1/31/2027	14,541,000	15,542,966
1.50%, 2/15/2030	44,586,700	48,125,769
1.63%, 10/31/2023	6,703,100	7,005,787
1.63%, 2/15/2026	34,519,900	36,930,899
1.63%, 5/15/2026	35,643,500	38,197,023
1.63%, 9/30/2026	11,894,100	12,779,653
1.63%, 10/31/2026	15,073,500	16,204,013
1.63%, 11/30/2026	15,862,300	17,060,647
1.63%, 8/15/2029 (a)	29,397,300	32,020,090
1.75%, 6/30/2024	20,782,800	21,990,800
1.75%, 7/31/2024	22,610,200	23,947,381
1.75%, 12/31/2024	21,493,700	22,879,036
Security Description	Principal Amount	Value
1.75%, 12/31/2026	$13,605,700	$14,749,429
1.75%, 11/15/2029 (a)	21,232,200	23,388,595
1.88%, 8/31/2024	17,099,500	18,212,303
1.88%, 6/30/2026	12,291,200	13,358,038
1.88%, 7/31/2026	17,597,400	19,139,922
2.00%, 4/30/2024	16,413,800	17,475,568
2.00%, 5/31/2024	28,460,400	30,341,455
2.00%, 6/30/2024	16,809,800	17,941,835
2.00%, 2/15/2025	36,476,900	39,272,513
2.00%, 8/15/2025	36,123,200	39,145,696
2.00%, 11/15/2026	33,714,300	37,017,248
2.13%, 11/30/2023	11,905,700	12,642,365
2.13%, 2/29/2024	15,598,600	16,633,226
2.13%, 3/31/2024	37,202,700	39,722,602
2.13%, 7/31/2024	15,976,800	17,150,096
2.13%, 9/30/2024	15,940,200	17,154,395
2.13%, 11/30/2024	15,169,800	16,364,422
2.13%, 5/15/2025	33,886,600	36,801,377
2.13%, 5/31/2026	12,391,300	13,631,398
2.25%, 12/31/2023	14,307,500	15,272,139
2.25%, 1/31/2024	17,503,600	18,711,075
2.25%, 4/30/2024	23,107,000	24,809,336
2.25%, 10/31/2024	15,078,300	16,323,438
2.25%, 11/15/2024	39,406,200	42,684,919
2.25%, 12/31/2024	16,396,400	17,799,061
2.25%, 11/15/2025	37,925,400	41,700,162
2.25%, 3/31/2026	19,520,600	21,570,263
2.25%, 2/15/2027	30,189,200	33,705,770
2.25%, 8/15/2027	35,246,200	39,547,338
2.25%, 11/15/2027	32,320,800	36,350,800
2.38%, 2/29/2024	13,035,100	14,009,677
2.38%, 8/15/2024	39,631,900	42,954,168
2.38%, 4/30/2026	12,222,800	13,604,549
2.38%, 5/15/2027	36,884,100	41,586,823
2.38%, 5/15/2029	33,958,300	39,094,493
2.50%, 1/31/2024	20,850,500	22,463,156
2.50%, 5/15/2024	36,654,100	39,712,426
2.50%, 1/31/2025	17,062,700	18,731,645
2.50%, 2/28/2026	19,720,400	22,032,925
2.63%, 12/31/2023	21,785,800	23,518,452
2.63%, 3/31/2025	12,253,900	13,559,706
2.63%, 12/31/2025	10,844,600	12,156,966
2.63%, 1/31/2026	16,988,100	19,070,470
2.63%, 2/15/2029	39,025,600	45,611,170
2.75%, 11/15/2023	24,971,800	26,983,201
2.75%, 2/15/2024	29,606,600	32,174,047
2.75%, 2/28/2025 (a)	17,406,000	19,327,459
2.75%, 6/30/2025	13,854,800	15,481,657
2.75%, 8/31/2025	12,662,700	14,193,106
2.75%, 2/15/2028	37,221,500	43,316,521
2.88%, 10/31/2023	9,706,900	10,516,061
2.88%, 11/30/2023	15,295,700	16,604,199
2.88%, 4/30/2025	15,761,400	17,647,843
2.88%, 5/31/2025	15,041,900	16,870,431
2.88%, 7/31/2025	12,928,700	14,547,818

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Treasury ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 11/30/2025	$15,828,800	$17,923,643
2.88%, 5/15/2028	40,381,600	47,530,405
2.88%, 8/15/2028	42,219,800	49,872,139
3.00%, 9/30/2025	15,276,600	17,338,941
3.00%, 10/31/2025	18,307,100	20,814,315
3.13%, 11/15/2028	40,305,200	48,574,064
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,546,725,071)		2,551,246,367
	Shares
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (b) (c)	2,176,530	2,176,530
State Street Navigator Securities Lending Portfolio II (d) (e)	118,518,173	118,518,173
TOTAL SHORT-TERM INVESTMENTS (Cost $120,694,703)		120,694,703
TOTAL INVESTMENTS — 104.2% (Cost $2,667,419,774)		2,671,941,070
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(108,521,914)
NET ASSETS — 100.0%		$2,563,419,156

(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$2,551,246,367	$—	$2,551,246,367
Short-Term Investments	120,694,703	—	—	120,694,703
TOTAL INVESTMENTS	$120,694,703	$2,551,246,367	$—	$2,671,941,070
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,372,677	$3,372,677	$14,070,494	$15,266,641	$—	$—	2,176,530	$2,176,530	$506
State Street Navigator Securities Lending Portfolio II	212,738,390	212,738,390	684,365,519	778,585,736	—	—	118,518,173	118,518,173	108,786
Total		$216,111,067	$698,436,013	$793,852,377	$—	$—		$120,694,703	$109,292
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc. 5.40%, 10/1/2048	$158,000	$185,208
AEROSPACE & DEFENSE — 2.5%
Boeing Co.:
3.60%, 5/1/2034	304,000	295,619
3.63%, 3/1/2048	179,000	157,561
3.65%, 3/1/2047	57,000	50,687
3.75%, 2/1/2050	105,000	95,814
3.83%, 3/1/2059	155,000	137,457
3.85%, 11/1/2048	50,000	45,718
3.90%, 5/1/2049	387,000	357,867
3.95%, 8/1/2059	240,000	217,562
5.71%, 5/1/2040	748,000	880,456
5.81%, 5/1/2050	1,632,000	1,983,402
5.88%, 2/15/2040	543,000	618,857
5.93%, 5/1/2060	1,044,000	1,291,407
6.13%, 2/15/2033	295,000	353,280
6.63%, 2/15/2038	663,000	804,067
6.88%, 3/15/2039	473,000	588,644
General Dynamics Corp.:
3.60%, 11/15/2042	107,000	126,345
4.25%, 4/1/2040	495,000	622,448
Harris Corp. 5.05%, 4/27/2045	92,000	123,043
L3Harris Technologies, Inc. 6.15%, 12/15/2040	61,000	88,411
Lockheed Martin Corp.:
2.80%, 6/15/2050	244,000	256,232
3.80%, 3/1/2045	725,000	863,301
4.07%, 12/15/2042	337,000	420,343
4.09%, 9/15/2052	25,000	32,188
4.70%, 5/15/2046	611,000	830,160
5.72%, 6/1/2040	92,000	135,545
Series B, 6.15%, 9/1/2036	165,000	244,528
Northrop Grumman Corp.:
3.85%, 4/15/2045	589,000	688,600
4.03%, 10/15/2047	549,000	671,520
4.75%, 6/1/2043	132,000	171,600
5.05%, 11/15/2040	113,000	150,952
5.15%, 5/1/2040	204,000	275,055
5.25%, 5/1/2050	175,000	250,465
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	178,000	272,527
Raytheon Technologies Corp.:
3.13%, 7/1/2050	356,000	378,100
3.75%, 11/1/2046	340,000	390,164
4.05%, 5/4/2047	152,000	182,903
4.15%, 5/15/2045	739,000	893,311
4.35%, 4/15/2047 (b)	145,000	179,607
4.50%, 6/1/2042	770,000	969,961
Security Description	Principal Amount	Value
4.70%, 12/15/2041 (b)	$68,000	$84,631
4.80%, 12/15/2043 (b)	770,000	976,522
4.88%, 10/15/2040 (b)	240,000	307,922
5.70%, 4/15/2040	266,000	373,570
6.05%, 6/1/2036	170,000	240,190
6.13%, 7/15/2038	280,000	403,903
United Technologies Corp. 5.40%, 5/1/2035	358,000	487,524
		19,969,969
AGRICULTURE — 1.4%
Altria Group, Inc.:
3.88%, 9/16/2046	222,000	227,117
4.50%, 5/2/2043	967,000	1,065,276
5.38%, 1/31/2044	757,000	938,574
5.80%, 2/14/2039	584,000	745,902
5.95%, 2/14/2049	405,000	541,975
6.20%, 2/14/2059	265,000	360,978
BAT Capital Corp.:
2.73%, 3/25/2031 (c)	340,000	339,592
3.73%, 9/25/2040	125,000	126,690
3.98%, 9/25/2050	190,000	188,755
4.39%, 8/15/2037	255,000	275,775
4.54%, 8/15/2047	893,000	954,385
4.76%, 9/6/2049	668,000	729,423
5.28%, 4/2/2050	1,038,000	1,221,560
Philip Morris International, Inc.:
3.88%, 8/21/2042	551,000	625,076
4.38%, 11/15/2041	297,000	361,957
4.50%, 3/20/2042	307,000	375,977
4.88%, 11/15/2043	708,000	907,529
6.38%, 5/16/2038	228,000	338,097
Reynolds American, Inc.:
5.85%, 8/15/2045	258,000	314,063
6.15%, 9/15/2043	131,000	163,571
7.25%, 6/15/2037	351,000	464,299
		11,266,571
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	2,806	2,289
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	1,574	1,509
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	68,796	66,051
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	30,784	28,933

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
American Airlines 2016-3 Pass Through Trust Class AA, 3.00%, 4/15/2030	$5,928	$5,546
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	67,957	65,037
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	79,366	74,677
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	173,742	161,561
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	72,110	69,178
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	70,000	71,975
United Airlines 2014-1 Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	52,837	51,545
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	20,107	18,789
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	85,375	80,550
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	144,573	143,969
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	5,551	4,545
		846,154
APPAREL — 0.2%
NIKE, Inc.:
3.38%, 11/1/2046	152,000	174,434
3.38%, 3/27/2050	338,000	394,544
3.63%, 5/1/2043	184,000	216,748
3.88%, 11/1/2045	482,000	597,521
		1,383,247
AUTO MANUFACTURERS — 0.6%
Cummins, Inc.:
1.50%, 9/1/2030	190,000	188,974
2.60%, 9/1/2050	190,000	186,540
4.88%, 10/1/2043	192,000	262,187
Security Description	Principal Amount	Value
Daimler Finance North America LLC 8.50%, 1/18/2031	$380,000	$588,027
General Motors Co.:
5.00%, 4/1/2035	684,000	740,902
5.15%, 4/1/2038	158,000	168,682
5.20%, 4/1/2045	379,000	408,122
5.40%, 4/1/2048 (c)	226,000	249,911
5.95%, 4/1/2049	158,000	185,241
6.25%, 10/2/2043	891,000	1,054,000
6.60%, 4/1/2036	274,000	332,261
		4,364,847
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.40%, 10/1/2046	82,000	78,057
Aptiv PLC 5.40%, 3/15/2049 (c)	50,000	57,016
BorgWarner, Inc. 4.38%, 3/15/2045	120,000	140,768
Lear Corp. 5.25%, 5/15/2049	254,000	275,532
		551,373
BANKS — 8.6%
Bank of America Corp.:
6.11%, 1/29/2037	704,000	993,295
7.75%, 5/14/2038	449,000	740,522
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (d)	1,363,000	1,656,181
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (d)	410,000	499,614
Series MTN, 4.88%, 4/1/2044	91,000	123,407
Series MTN, 5.00%, 1/21/2044	495,000	683,100
Series MTN, 5.88%, 2/7/2042	577,000	852,766
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (d)	345,000	411,485
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (d)	863,000	1,099,997
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (d)	584,000	756,333
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (d)	1,023,000	1,263,354
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (d)	1,600,000	1,629,696
Bank of America NA Series BKNT, 6.00%, 10/15/2036	917,000	1,310,274

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Barclays PLC:
4.95%, 1/10/2047 (c)	$478,000	$607,528
1 year CMT + 1.90%, 2.65%, 6/24/2031 (d)	385,000	384,557
Citigroup, Inc.:
4.65%, 7/23/2048	938,000	1,230,937
4.75%, 5/18/2046	281,000	352,981
5.30%, 5/6/2044	940,000	1,248,038
5.88%, 1/30/2042	83,000	121,041
6.00%, 10/31/2033	881,000	1,193,878
6.13%, 8/25/2036	608,000	819,651
6.63%, 6/15/2032	373,000	518,959
6.68%, 9/13/2043	380,000	577,136
8.13%, 7/15/2039	612,000	1,066,067
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (d)	125,000	146,184
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (d)	219,000	273,056
SOFR + 4.55%, 5.32%, 3/26/2041 (d)	305,000	416,847
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	478,000	650,740
5.75%, 12/1/2043 (c)	524,000	750,384
Series MTN, 5.25%, 5/24/2041 (c)	374,000	547,652
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045 (c)	428,000	568,714
First Republic Bank:
Series BKNT, 4.38%, 8/1/2046	155,000	187,565
Series BKNT, 4.63%, 2/13/2047	113,000	140,925
Goldman Sachs Capital I 6.35%, 2/15/2034	462,000	633,929
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	260,000	339,542
5.15%, 5/22/2045	995,000	1,303,977
6.13%, 2/15/2033	574,000	811,659
6.25%, 2/1/2041	312,000	466,499
6.45%, 5/1/2036	1,228,000	1,702,155
6.75%, 10/1/2037	1,656,000	2,390,005
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (d)	702,000	816,763
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (d)	443,000	535,463
Series MTN, 4.80%, 7/8/2044	455,000	595,327
HSBC Bank USA NA:
Series BKNT, 5.88%, 11/1/2034	788,000	1,078,315
Series BKNT, 7.00%, 1/15/2039	332,000	490,606
Security Description	Principal Amount	Value
HSBC Holdings PLC:
5.25%, 3/14/2044	$1,133,000	$1,433,302
6.10%, 1/14/2042	105,000	150,767
6.50%, 5/2/2036	348,000	467,538
6.50%, 9/15/2037	472,000	640,259
6.80%, 6/1/2038	25,000	35,015
JPMorgan Chase & Co.:
4.85%, 2/1/2044	376,000	507,529
4.95%, 6/1/2045	223,000	301,248
5.40%, 1/6/2042	1,080,000	1,551,938
5.50%, 10/15/2040	580,000	826,813
5.60%, 7/15/2041	320,000	468,787
5.63%, 8/16/2043	271,000	392,806
6.40%, 5/15/2038	353,000	538,141
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (d)	906,000	1,090,308
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (d)	1,017,000	1,199,511
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (d)	758,000	916,869
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (d)	683,000	830,535
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	806,000	1,008,548
SOFR + 2.44%, 3.11%, 4/22/2051 (d)	735,000	784,598
SOFR + 2.46%, 3.11%, 4/22/2041 (d)	160,000	173,944
Lloyds Banking Group PLC 4.34%, 1/9/2048	238,000	279,381
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039 (c)	83,000	95,708
4.15%, 3/7/2039	758,000	910,297
4.29%, 7/26/2038	89,000	109,336
Morgan Stanley:
4.30%, 1/27/2045	820,000	1,039,161
4.38%, 1/22/2047	517,000	671,107
6.38%, 7/24/2042	669,000	1,044,349
7.25%, 4/1/2032	650,000	983,287
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (d)	286,000	357,449
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (d)	427,000	505,205
Class GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (d)	567,000	857,123
Regions Bank Series BKNT, 6.45%, 6/26/2037	30,000	41,542

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Regions Financial Corp. 7.38%, 12/10/2037	$434,000	$646,048
Wachovia Corp. 5.50%, 8/1/2035	614,000	814,582
Wells Fargo & Co.:
3.90%, 5/1/2045	606,000	707,469
5.38%, 2/7/2035	193,000	263,455
5.38%, 11/2/2043	505,000	666,741
5.61%, 1/15/2044	1,253,000	1,686,275
5.95%, 12/1/2086	125,000	163,135
SOFR + 2.53%, 3.07%, 4/30/2041 (d)	390,000	406,610
Series GMTN, 4.90%, 11/17/2045	468,000	591,070
Series MTN, 4.40%, 6/14/2046	597,000	708,776
Series MTN, 4.65%, 11/4/2044	519,000	631,763
Series MTN, 4.75%, 12/7/2046	613,000	761,892
Series MTN, 3 Month USD LIBOR + 4.24%, 5.01%, 4/4/2051 (d)	1,383,000	1,896,646
Wells Fargo Bank NA:
5.95%, 8/26/2036	300,000	405,420
Series BKNT, 5.85%, 2/1/2037	612,000	824,052
Series BKNT, 6.60%, 1/15/2038	966,000	1,407,559
Westpac Banking Corp. 4.42%, 7/24/2039 (c)	250,000	305,147
		68,086,145
BEVERAGES — 3.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	453,000	545,272
4.90%, 2/1/2046	1,114,000	1,371,768
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	820,000	897,908
4.63%, 2/1/2044	600,000	705,144
4.70%, 2/1/2036	770,000	913,027
4.90%, 2/1/2046	797,000	974,109
Anheuser-Busch InBev Worldwide, Inc.:
4.38%, 4/15/2038	301,000	348,407
4.44%, 10/6/2048	1,274,000	1,484,962
4.50%, 6/1/2050	642,000	770,008
4.60%, 4/15/2048	731,000	874,042
4.60%, 6/1/2060	412,000	498,269
4.75%, 4/15/2058	1,059,000	1,297,434
4.90%, 1/23/2031	358,000	448,721
4.95%, 1/15/2042	1,028,000	1,261,829
5.45%, 1/23/2039	638,000	825,196
5.55%, 1/23/2049	616,000	828,988
Security Description	Principal Amount	Value
5.80%, 1/23/2059	$866,000	$1,237,488
5.88%, 6/15/2035	75,000	104,219
8.00%, 11/15/2039	515,000	816,522
8.20%, 1/15/2039	338,000	546,222
Brown-Forman Corp.:
4.00%, 4/15/2038	180,000	215,662
4.50%, 7/15/2045	6,000	7,887
Coca-Cola Co.:
1.38%, 3/15/2031	720,000	717,682
2.50%, 6/1/2040 (c)	423,000	443,680
2.50%, 3/15/2051	480,000	479,606
2.60%, 6/1/2050	435,000	441,634
2.75%, 6/1/2060	238,000	242,075
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	140,000	140,396
5.25%, 11/26/2043 (c)	281,000	383,489
Constellation Brands, Inc.:
3.75%, 5/1/2050	53,000	59,076
4.50%, 5/9/2047	71,000	85,934
5.25%, 11/15/2048	522,000	702,325
Diageo Capital PLC:
2.13%, 4/29/2032	195,000	203,572
3.88%, 4/29/2043	301,000	359,538
Diageo Investment Corp.:
4.25%, 5/11/2042 (c)	122,000	149,154
7.45%, 4/15/2035	126,000	208,928
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	839,000	887,444
4.38%, 5/10/2043	215,000	258,497
Keurig Dr Pepper, Inc.:
3.80%, 5/1/2050	136,000	156,112
4.42%, 12/15/2046	354,000	433,933
4.99%, 5/25/2038	189,000	245,252
5.09%, 5/25/2048	254,000	341,231
Molson Coors Brewing Co.:
4.20%, 7/15/2046	668,000	704,466
5.00%, 5/1/2042	264,000	298,566
PepsiCo, Inc.:
2.88%, 10/15/2049	695,000	746,180
3.38%, 7/29/2049	1,018,000	1,173,978
3.45%, 10/6/2046	425,000	492,061
3.50%, 3/19/2040	200,000	236,360
3.88%, 3/19/2060	540,000	684,272
4.00%, 3/5/2042	236,000	297,391
4.25%, 10/22/2044	259,000	333,828
4.45%, 4/14/2046	147,000	194,360
4.60%, 7/17/2045	159,000	217,631
4.88%, 11/1/2040	67,000	91,958
		29,383,693
BIOTECHNOLOGY — 1.7%
Amgen, Inc.:
2.30%, 2/25/2031 (c)	311,000	325,745
2.77%, 9/1/2053 (b)	643,000	624,591
3.15%, 2/21/2040	220,000	234,491

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 2/21/2050	$924,000	$997,227
4.40%, 5/1/2045	491,000	606,758
4.56%, 6/15/2048	208,000	266,086
4.66%, 6/15/2051	1,551,000	2,026,413
4.95%, 10/1/2041	405,000	538,966
5.15%, 11/15/2041	511,000	685,312
Baxalta, Inc. 5.25%, 6/23/2045	376,000	520,583
Biogen, Inc.:
3.15%, 5/1/2050	419,000	412,518
5.20%, 9/15/2045	561,000	739,763
Gilead Sciences, Inc.:
2.60%, 10/1/2040	290,000	288,820
2.80%, 10/1/2050	290,000	287,926
4.15%, 3/1/2047	353,000	429,326
4.50%, 2/1/2045	466,000	584,513
4.60%, 9/1/2035	146,000	187,576
4.75%, 3/1/2046	1,033,000	1,342,249
4.80%, 4/1/2044	978,000	1,268,290
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	137,000	128,416
Royalty Pharma PLC:
3.30%, 9/2/2040 (b)	370,000	366,707
3.55%, 9/2/2050 (b)	310,000	300,446
		13,162,722
BUILDING MATERIALS — 0.4%
Carrier Global Corp.:
3.38%, 4/5/2040 (b)	577,000	604,246
3.58%, 4/5/2050 (b)	434,000	459,541
Johnson Controls International PLC:
4.50%, 2/15/2047	126,000	157,369
4.63%, 7/2/2044	35,000	43,463
4.95%, 7/2/2064 (d) (e)	49,000	62,625
5.13%, 9/14/2045	365,000	481,256
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	167,000	190,171
Masco Corp. 4.50%, 5/15/2047	177,000	209,434
Owens Corning:
4.30%, 7/15/2047	172,000	190,043
4.40%, 1/30/2048	116,000	130,346
7.00%, 12/1/2036	26,000	34,621
Vulcan Materials Co.:
4.50%, 6/15/2047	517,000	609,424
4.70%, 3/1/2048	25,000	30,493
		3,203,032
CHEMICALS — 1.6%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	206,000	219,689
2.80%, 5/15/2050	152,000	160,681
Dow Chemical Co 5.55%, 11/30/2048	209,000	273,646
Security Description	Principal Amount	Value
Dow Chemical Co.:
2.10%, 11/15/2030 (c)	$240,000	$236,681
3.60%, 11/15/2050	240,000	242,537
4.25%, 10/1/2034	193,000	224,932
4.38%, 11/15/2042	384,000	432,215
4.63%, 10/1/2044	424,000	494,634
4.80%, 5/15/2049 (c)	215,000	256,428
5.25%, 11/15/2041	224,000	273,929
7.38%, 11/1/2029	48,000	67,736
9.40%, 5/15/2039	125,000	212,410
DowDuPont, Inc.:
5.32%, 11/15/2038	378,000	479,451
5.42%, 11/15/2048	646,000	862,772
Eastman Chemical Co.:
4.65%, 10/15/2044	377,000	442,994
4.80%, 9/1/2042	385,000	453,526
Ecolab, Inc.:
2.13%, 8/15/2050 (c)	270,000	246,866
3.95%, 12/1/2047	62,000	77,886
FMC Corp. 4.50%, 10/1/2049	234,000	290,916
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	112,000	128,340
5.00%, 9/26/2048	100,000	124,651
Linde, Inc. 2.00%, 8/10/2050	80,000	72,250
Lubrizol Corp. 6.50%, 10/1/2034	87,000	136,636
LYB International Finance B.V. 5.25%, 7/15/2043	370,000	452,044
LYB International Finance III LLC:
4.20%, 10/15/2049	170,000	187,802
4.20%, 5/1/2050	721,000	803,374
LyondellBasell Industries NV 4.63%, 2/26/2055	139,000	159,978
Mosaic Co.:
4.88%, 11/15/2041	219,000	230,156
5.63%, 11/15/2043	292,000	343,106
Nutrien, Ltd.:
4.13%, 3/15/2035	185,000	213,438
4.90%, 6/1/2043	140,000	170,650
5.00%, 4/1/2049	197,000	258,870
5.25%, 1/15/2045	148,000	187,905
5.63%, 12/1/2040	85,000	108,814
5.88%, 12/1/2036	142,000	182,088
6.13%, 1/15/2041	296,000	397,732
7.13%, 5/23/2036	15,000	20,965
Praxair, Inc. 3.55%, 11/7/2042	104,000	123,970
RPM International, Inc.:
4.25%, 1/15/2048	305,000	323,767
5.25%, 6/1/2045 (c)	285,000	339,555
Sherwin-Williams Co.:
3.30%, 5/15/2050	440,000	467,658

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 8/15/2049	$195,000	$222,737
4.00%, 12/15/2042	112,000	124,081
4.50%, 6/1/2047	197,000	245,580
Westlake Chemical Corp.:
4.38%, 11/15/2047	136,000	143,921
5.00%, 8/15/2046	281,000	323,071
		12,443,068
COMMERCIAL SERVICES — 1.4%
American University Series 2019, 3.67%, 4/1/2049	215,000	238,768
California Institute of Technology:
3.65%, 9/1/2119	65,000	70,918
4.32%, 8/1/2045	60,000	78,191
4.70%, 11/1/2111	168,000	231,763
Cleveland Clinic Foundation 4.86%, 1/1/2114	87,000	124,367
Duke University:
Series 2020, 2.68%, 10/1/2044	130,000	136,061
Series 2020, 2.76%, 10/1/2050	100,000	106,644
Series 2020, 2.83%, 10/1/2055	145,000	152,668
Emory University Series 2020, 2.97%, 9/1/2050	65,000	71,197
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	75,000	77,586
Series 2020, 2.82%, 6/1/2070	90,000	94,146
George Washington University:
4.87%, 9/15/2045	99,000	133,599
Series 2014, 4.30%, 9/15/2044	162,000	198,293
Series 2018, 4.13%, 9/15/2048	125,000	153,525
Georgetown University:
Series 20A, 2.94%, 4/1/2050	75,000	76,187
Series A, 5.22%, 10/1/2118	174,000	235,847
Series B, 4.32%, 4/1/2049	202,000	256,348
Global Payments, Inc. 4.15%, 8/15/2049	315,000	368,137
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	61,000	81,706
Series A, 2.81%, 1/1/2060	125,000	134,875
Leland Stanford Junior University:
2.41%, 6/1/2050	180,000	183,287
3.65%, 5/1/2048	259,000	317,392
Security Description	Principal Amount	Value
Massachusetts Institute of Technology:
3.89%, 7/1/2116	$101,000	$127,224
3.96%, 7/1/2038	4,000	4,981
4.68%, 7/1/2114	271,000	398,530
5.60%, 7/1/2111	355,000	622,958
Series F, 2.99%, 7/1/2050	112,000	128,153
Series G, 2.29%, 7/1/2051	45,000	45,055
Moody's Corp.:
2.55%, 8/18/2060	125,000	114,806
3.25%, 5/20/2050	140,000	149,953
4.88%, 12/17/2048	115,000	156,307
5.25%, 7/15/2044	116,000	159,908
Northeastern University Series 2020, 2.89%, 10/1/2050	100,000	104,459
Northwestern University:
Series 2017, 3.66%, 12/1/2057	129,000	165,436
Series 2020, 2.64%, 12/1/2050	130,000	136,730
PayPal Holdings, Inc. 3.25%, 6/1/2050	299,000	331,166
President & Fellows of Harvard College 4.88%, 10/15/2040	139,000	195,644
President and Fellows of Harvard College:
3.15%, 7/15/2046	178,000	206,658
3.30%, 7/15/2056	196,000	238,563
Quanta Services, Inc. 2.90%, 10/1/2030 (c)	380,000	389,002
S&P Global, Inc.:
2.30%, 8/15/2060	210,000	189,456
3.25%, 12/1/2049	206,000	236,193
TJX Cos., Inc. 4.50%, 4/15/2050 (c)	216,000	278,754
Trustees of Boston College 3.13%, 7/1/2052	72,000	81,372
Trustees of Boston University Series CC, 4.06%, 10/1/2048	127,000	168,030
Trustees of Princeton University:
5.70%, 3/1/2039	40,000	61,559
Series 2020, 2.52%, 7/1/2050	320,000	335,514
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	216,000	235,345
Series 2020, 2.40%, 10/1/2050	105,000	105,440
University of Chicago:
4.00%, 10/1/2053	67,000	85,392
Series 20B, 2.76%, 4/1/2045	50,000	51,768
Series C, 2.55%, 4/1/2050	85,000	86,104

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	$59,000	$69,438
Series 2017, 3.39%, 2/15/2048	153,000	181,698
University of Pennsylvania 4.67%, 9/1/2112	33,000	46,150
University of Southern California:
2.81%, 10/1/2050	172,000	182,423
3.03%, 10/1/2039	184,000	198,897
5.25%, 10/1/2111	57,000	89,660
Series 2017, 3.84%, 10/1/2047	122,000	152,326
Series A, 3.23%, 10/1/2120	127,000	135,261
Verisk Analytics, Inc. 5.50%, 6/15/2045	83,000	116,357
William Marsh Rice University:
3.57%, 5/15/2045	134,000	162,391
3.77%, 5/15/2055	86,000	110,150
Yale University Series 2020, 2.40%, 4/15/2050	180,000	185,054
		10,741,770
COMPUTERS — 2.3%
Apple, Inc.:
2.40%, 8/20/2050	325,000	323,726
2.55%, 8/20/2060	305,000	304,838
2.65%, 5/11/2050	746,000	775,057
2.95%, 9/11/2049	254,000	277,912
3.45%, 2/9/2045	313,000	369,882
3.75%, 9/12/2047	738,000	909,585
3.75%, 11/13/2047	707,000	868,846
3.85%, 5/4/2043	684,000	851,888
3.85%, 8/4/2046	608,000	758,492
4.25%, 2/9/2047	750,000	994,875
4.38%, 5/13/2045	429,000	573,371
4.45%, 5/6/2044	250,000	337,065
4.50%, 2/23/2036	630,000	841,094
4.65%, 2/23/2046	1,033,000	1,436,789
Dell International LLC/EMC Corp.:
8.10%, 7/15/2036 (b)	516,000	676,620
8.35%, 7/15/2046 (b)	1,487,000	1,962,513
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	652,000	815,769
6.35%, 10/15/2045	56,000	71,055
HP, Inc. 6.00%, 9/15/2041	517,000	631,650
International Business Machines Corp.:
2.95%, 5/15/2050	201,000	206,960
4.00%, 6/20/2042	127,000	152,952
4.15%, 5/15/2039	583,000	714,589
Security Description	Principal Amount	Value
4.25%, 5/15/2049	$850,000	$1,065,424
4.70%, 2/19/2046 (c)	355,000	478,473
5.60%, 11/30/2039	69,000	98,994
5.88%, 11/29/2032	190,000	272,800
6.50%, 1/15/2028	30,000	40,120
7.13%, 12/1/2096	432,000	748,306
Seagate HDD Cayman:
4.13%, 1/15/2031 (b)	55,000	59,494
5.75%, 12/1/2034 (c)	151,000	171,305
		17,790,444
CONSTRUCTION MATERIALS — 0.0% (a)
Carrier Global Corp. 2.70%, 2/15/2031 (b)	219,000	228,647
COSMETICS/PERSONAL CARE — 0.2%
Colgate-Palmolive Co. Series MTN, 4.00%, 8/15/2045	205,000	276,723
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	102,000	112,548
4.15%, 3/15/2047	100,000	125,816
4.38%, 6/15/2045	70,000	89,647
6.00%, 5/15/2037	112,000	163,843
Procter & Gamble Co.:
3.50%, 10/25/2047	92,000	115,756
5.50%, 2/1/2034	272,000	393,111
5.80%, 8/15/2034	90,000	134,384
Unilever Capital Corp. 5.90%, 11/15/2032	196,000	288,547
		1,700,375
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	280,000	319,897
4.20%, 5/15/2047	170,000	207,351
4.60%, 6/15/2045	104,000	133,497
		660,745
DIVERSIFIED FINANCIAL SERVICES — 2.2%
Ally Financial, Inc. 8.00%, 11/1/2031	1,646,000	2,227,268
American Express Co. 4.05%, 12/3/2042	334,000	421,114
BlackRock, Inc. 1.90%, 1/28/2031	380,000	393,760
Brookfield Finance LLC 3.45%, 4/15/2050	324,000	317,805
Brookfield Finance, Inc.:
3.50%, 3/30/2051 (c)	290,000	287,410
4.70%, 9/20/2047	97,000	114,273
CME Group, Inc.:
4.15%, 6/15/2048	316,000	418,583
5.30%, 9/15/2043	86,000	125,980

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Credit Suisse USA, Inc. 7.13%, 7/15/2032	$307,000	$465,427
GE Capital Funding LLC 4.55%, 5/15/2032 (b)	161,000	172,410
GE Capital International Funding Co. 4.42%, 11/15/2035	3,465,000	3,655,021
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	325,000	324,298
2.65%, 9/15/2040	415,000	415,614
3.00%, 6/15/2050	241,000	251,443
3.00%, 9/15/2060	305,000	309,212
4.25%, 9/21/2048	771,000	957,636
Invesco Finance PLC 5.38%, 11/30/2043	105,000	129,351
Jefferies Group LLC 6.25%, 1/15/2036	15,000	18,745
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 2.75%, 10/15/2032	210,000	207,833
Legg Mason, Inc. 5.63%, 1/15/2044	185,000	253,139
Mastercard, Inc.:
3.65%, 6/1/2049	518,000	633,416
3.85%, 3/26/2050	461,000	588,093
3.95%, 2/26/2048	124,000	157,758
Nasdaq, Inc. 3.25%, 4/28/2050	675,000	707,603
Raymond James Financial, Inc. 4.95%, 7/15/2046	371,000	479,558
Visa, Inc.:
1.10%, 2/15/2031	732,000	716,562
2.00%, 8/15/2050	230,000	212,085
3.65%, 9/15/2047	221,000	270,548
4.15%, 12/14/2035	606,000	784,497
4.30%, 12/14/2045	1,037,000	1,378,121
Western Union Co. 6.20%, 11/17/2036 (c)	60,000	71,738
		17,466,301
ELECTRIC — 10.9%
AEP Texas, Inc.:
Series G, 4.15%, 5/1/2049	285,000	342,245
Series H, 3.45%, 1/15/2050	144,000	157,673
AEP Transmission Co. LLC:
3.75%, 12/1/2047	94,000	110,098
3.80%, 6/15/2049	226,000	267,173
4.00%, 12/1/2046	92,000	111,034
4.25%, 9/15/2048	30,000	37,796
Alabama Power Co.:
3.45%, 10/1/2049	156,000	178,419
3.75%, 3/1/2045	519,000	604,708
4.30%, 1/2/2046	190,000	240,156
6.00%, 3/1/2039	88,000	128,202
6.13%, 5/15/2038	239,000	349,091
Series A, 4.30%, 7/15/2048	63,000	80,907
Security Description	Principal Amount	Value
Series B, 3.70%, 12/1/2047	$190,000	$225,669
AMEREN Corp. 3.50%, 1/15/2031	196,000	224,001
Ameren Illinois Co.:
3.25%, 3/15/2050	100,000	113,179
3.70%, 12/1/2047	120,000	143,054
4.15%, 3/15/2046	93,000	116,778
American Electric Power Co., Inc. 3.25%, 3/1/2050	123,000	128,199
Appalachian Power Co.:
4.40%, 5/15/2044	227,000	272,050
7.00%, 4/1/2038	99,000	148,602
Series Y, 4.50%, 3/1/2049	202,000	251,282
Series Z, 3.70%, 5/1/2050	25,000	28,375
Arizona Public Service Co.:
2.65%, 9/15/2050	200,000	199,094
3.35%, 5/15/2050	160,000	177,382
3.50%, 12/1/2049	145,000	162,732
3.75%, 5/15/2046	100,000	114,789
4.20%, 8/15/2048	86,000	106,896
4.25%, 3/1/2049	90,000	111,659
4.35%, 11/15/2045	64,000	79,780
4.50%, 4/1/2042	99,000	124,237
5.05%, 9/1/2041	176,000	233,100
Avista Corp. 4.35%, 6/1/2048	126,000	158,639
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049 (c)	170,000	184,916
3.75%, 8/15/2047	247,000	292,043
4.25%, 9/15/2048	50,000	63,406
6.35%, 10/1/2036	472,000	687,935
Berkshire Hathaway Energy Co.:
3.80%, 7/15/2048	285,000	331,233
4.25%, 10/15/2050 (b)	134,000	168,387
4.45%, 1/15/2049	83,000	106,501
4.50%, 2/1/2045	190,000	238,197
5.15%, 11/15/2043	263,000	357,420
6.13%, 4/1/2036	573,000	817,912
Black Hills Corp.:
4.20%, 9/15/2046	81,000	96,784
4.35%, 5/1/2033	130,000	152,889
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	88,000	100,558
3.95%, 3/1/2048	33,000	40,960
Series AC, 4.25%, 2/1/2049	141,000	183,576
Series AD, 2.90%, 7/1/2050	625,000	662,925
Series K2, 6.95%, 3/15/2033	137,000	206,325
CenterPoint Energy, Inc. 3.70%, 9/1/2049	261,000	289,016
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	316,000	351,547

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	$95,000	$120,536
CMS Energy Corp. 4.88%, 3/1/2044	145,000	190,414
Commonwealth Edison Co.:
3.00%, 3/1/2050	213,000	227,965
3.70%, 3/1/2045	179,000	207,082
3.80%, 10/1/2042	156,000	181,019
4.00%, 3/1/2048	213,000	261,932
4.00%, 3/1/2049	363,000	453,380
4.35%, 11/15/2045	174,000	224,507
4.60%, 8/15/2043	69,000	88,893
4.70%, 1/15/2044 (c)	28,000	37,029
6.45%, 1/15/2038	172,000	261,404
Series 123, 3.75%, 8/15/2047	280,000	332,382
Series 127, 3.20%, 11/15/2049	110,000	121,407
Connecticut Light & Power Co. 4.30%, 4/15/2044	277,000	352,621
Consolidated Edison Co. of New York, Inc.:
3.70%, 11/15/2059	45,000	51,311
3.85%, 6/15/2046	50,000	58,340
3.95%, 3/1/2043	250,000	291,065
4.45%, 3/15/2044	67,000	83,225
4.50%, 12/1/2045	629,000	793,031
4.50%, 5/15/2058	128,000	167,135
4.63%, 12/1/2054	108,000	141,522
5.70%, 6/15/2040	94,000	132,573
Series 05-A, 5.30%, 3/1/2035	67,000	89,803
Series 06-A, 5.85%, 3/15/2036	221,000	302,458
Series 07-A, 6.30%, 8/15/2037	10,000	14,506
Series 09-C, 5.50%, 12/1/2039	235,000	323,132
Series 12-A, 4.20%, 3/15/2042	62,000	73,926
Series 2017, 3.88%, 6/15/2047	314,000	368,517
Series 20B, 3.95%, 4/1/2050	108,000	130,806
Series A, 4.13%, 5/15/2049	155,000	188,424
Series C, 4.00%, 11/15/2057	109,000	130,234
Series C, 4.30%, 12/1/2056	350,000	439,593
Series E, 4.65%, 12/1/2048	828,000	1,077,675
Consumers Energy Co.:
2.50%, 5/1/2060	190,000	179,043
3.10%, 8/15/2050	135,000	148,195
3.50%, 8/1/2051	196,000	230,110
3.75%, 2/15/2050	67,000	82,159
3.95%, 5/15/2043	51,000	61,585
3.95%, 7/15/2047	105,000	128,980
4.05%, 5/15/2048	101,000	126,155
Security Description	Principal Amount	Value
4.35%, 4/15/2049	$282,000	$368,072
Dayton Power & Light Co. 3.95%, 6/15/2049	5,000	5,366
Delmarva Power & Light Co. 4.15%, 5/15/2045	88,000	106,783
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038	151,000	218,772
Dominion Energy, Inc.:
4.70%, 12/1/2044	12,000	15,503
7.00%, 6/15/2038	82,000	124,330
Series B, 5.95%, 6/15/2035 (c)	150,000	200,586
Series C, 4.05%, 9/15/2042	265,000	313,135
Series E, 6.30%, 3/15/2033	126,000	174,267
DTE Electric Co.:
2.95%, 3/1/2050	103,000	109,707
3.70%, 3/15/2045	129,000	150,427
3.70%, 6/1/2046	93,000	108,727
3.75%, 8/15/2047	125,000	147,644
4.30%, 7/1/2044	58,000	72,312
Series A, 4.00%, 4/1/2043	25,000	30,348
Series C, 2.63%, 3/1/2031	129,000	141,670
DTE Energy Co. 6.38%, 4/15/2033	605,000	847,587
Duke Energy Carolinas LLC:
3.70%, 12/1/2047	337,000	401,889
3.75%, 6/1/2045	171,000	202,722
3.95%, 3/15/2048	225,000	280,516
4.00%, 9/30/2042	32,000	39,435
4.25%, 12/15/2041	230,000	289,264
5.30%, 2/15/2040	209,000	293,490
6.00%, 1/15/2038	76,000	113,177
6.05%, 4/15/2038	75,000	111,873
6.10%, 6/1/2037	207,000	304,100
Duke Energy Corp.:
3.75%, 9/1/2046	439,000	500,122
3.95%, 8/15/2047	183,000	213,435
4.20%, 6/15/2049	122,000	149,383
4.80%, 12/15/2045	230,000	294,278
Duke Energy Florida LLC:
3.40%, 10/1/2046	123,000	138,727
3.85%, 11/15/2042	147,000	175,616
4.20%, 7/15/2048	121,000	154,248
5.65%, 4/1/2040	111,000	160,807
6.35%, 9/15/2037	187,000	284,139
6.40%, 6/15/2038	271,000	418,595
Duke Energy Indiana LLC:
2.75%, 4/1/2050	160,000	163,365
3.75%, 5/15/2046	169,000	198,634
6.12%, 10/15/2035	452,000	637,166
6.35%, 8/15/2038	10,000	15,186
6.45%, 4/1/2039	842,000	1,295,678
Series YYY, 3.25%, 10/1/2049	66,000	72,914

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	$174,000	$202,198
4.30%, 2/1/2049	60,000	75,821
Duke Energy Progress LLC:
2.50%, 8/15/2050	140,000	135,859
3.60%, 9/15/2047	9,000	10,441
3.70%, 10/15/2046	210,000	246,523
4.10%, 5/15/2042	270,000	328,903
4.10%, 3/15/2043	166,000	201,914
4.15%, 12/1/2044	187,000	231,925
4.20%, 8/15/2045	232,000	290,037
4.38%, 3/30/2044	166,000	210,496
El Paso Electric Co.:
5.00%, 12/1/2044	37,000	44,013
6.00%, 5/15/2035	121,000	160,588
Emera US Finance L.P. 4.75%, 6/15/2046	376,000	453,870
Entergy Arkansas LLC:
2.65%, 6/15/2051 (c)	455,000	461,634
4.20%, 4/1/2049	403,000	513,869
Entergy Corp. 3.75%, 6/15/2050	431,000	490,202
Entergy Louisiana LLC:
2.90%, 3/15/2051 (c)	78,000	81,976
4.20%, 9/1/2048	140,000	179,437
Entergy Mississippi LLC 3.85%, 6/1/2049	164,000	200,072
Entergy Texas, Inc.:
1.75%, 3/15/2031	210,000	209,189
3.55%, 9/30/2049	114,000	129,252
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	97,000	106,843
4.10%, 4/1/2043	188,000	226,228
4.25%, 12/1/2045	92,000	115,969
Evergy Metro, Inc.:
4.20%, 6/15/2047	73,000	90,567
Series 2019, 4.13%, 4/1/2049	490,000	615,758
Eversource Energy 3.45%, 1/15/2050 (c)	439,000	487,782
Exelon Corp.:
4.45%, 4/15/2046	350,000	427,633
4.95%, 6/15/2035	655,000	822,994
5.10%, 6/15/2045	134,000	174,961
5.63%, 6/15/2035	303,000	403,205
Exelon Generation Co. LLC 5.75%, 10/1/2041	96,000	113,008
FirstEnergy Corp.:
Series C, 3.40%, 3/1/2050	159,000	155,702
Series C, 4.85%, 7/15/2047	167,000	200,782
Series C, 7.38%, 11/15/2031	340,000	476,513
Florida Power & Light Co.:
3.15%, 10/1/2049	250,000	283,542
3.70%, 12/1/2047	302,000	368,796
3.80%, 12/15/2042	449,000	541,629
3.95%, 3/1/2048	153,000	193,467
Security Description	Principal Amount	Value
3.99%, 3/1/2049	$119,000	$151,928
4.05%, 6/1/2042	42,000	52,184
4.05%, 10/1/2044	223,000	281,667
4.13%, 2/1/2042	255,000	317,822
4.13%, 6/1/2048 (c)	187,000	244,173
4.95%, 6/1/2035	114,000	158,257
5.63%, 4/1/2034	207,000	297,072
5.65%, 2/1/2037	172,000	245,072
5.69%, 3/1/2040	141,000	207,084
Georgia Power Co.:
4.30%, 3/15/2042	547,000	652,221
4.30%, 3/15/2043	211,000	250,193
Series 10-C, 4.75%, 9/1/2040	89,000	109,416
Series B, 3.70%, 1/30/2050	245,000	276,502
Indiana Michigan Power Co.:
6.05%, 3/15/2037	93,000	129,393
Series K, 4.55%, 3/15/2046	129,000	164,600
Series L, 3.75%, 7/1/2047	109,000	125,459
Interstate Power & Light Co.:
3.70%, 9/15/2046	25,000	28,137
6.25%, 7/15/2039	77,000	109,502
ITC Holdings Corp. 5.30%, 7/1/2043	103,000	134,328
Jersey Central Power & Light Co. 6.15%, 6/1/2037	71,000	95,936
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	83,634	105,532
Kansas City Power & Light Co. Series B, 6.05%, 11/15/2035	30,000	43,582
Kentucky Utilities Co.:
3.30%, 6/1/2050	130,000	142,090
4.38%, 10/1/2045	168,000	210,897
Louisville Gas & Electric Co. 4.25%, 4/1/2049	130,000	162,780
MidAmerican Energy Co.:
3.65%, 8/1/2048	270,000	318,395
3.95%, 8/1/2047	186,000	229,842
4.25%, 5/1/2046	161,000	202,317
4.25%, 7/15/2049	138,000	179,110
4.40%, 10/15/2044	280,000	354,878
4.80%, 9/15/2043	181,000	241,333
6.75%, 12/30/2031	117,000	176,594
Series MTN, 5.75%, 11/1/2035	76,000	110,227
Series MTN, 5.80%, 10/15/2036	190,000	270,980
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	83,000	97,427
National Grid USA 5.80%, 4/1/2035	92,000	119,937

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp.:
1.35%, 3/15/2031	$100,000	$99,920
4.02%, 11/1/2032	76,000	93,960
4.30%, 3/15/2049	213,000	274,216
4.40%, 11/1/2048 (c)	130,000	170,196
Series C, 8.00%, 3/1/2032	107,000	170,258
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	50,000	53,920
Series N, 6.65%, 4/1/2036	131,000	194,970
Series R, 6.75%, 7/1/2037	66,000	99,773
Northern States Power Co.:
2.60%, 6/1/2051	265,000	270,210
2.90%, 3/1/2050	383,000	411,947
3.40%, 8/15/2042	152,000	172,585
3.60%, 5/15/2046	118,000	140,501
3.60%, 9/15/2047 (c)	121,000	143,876
4.00%, 8/15/2045	106,000	133,296
4.13%, 5/15/2044	89,000	112,264
5.35%, 11/1/2039	100,000	140,551
6.20%, 7/1/2037	66,000	98,813
6.25%, 6/1/2036	74,000	108,869
NorthWestern Corp. 4.18%, 11/15/2044	158,000	188,417
NSTAR Electric Co. 5.50%, 3/15/2040	83,000	116,671
Oglethorpe Power Corp.:
3.75%, 8/1/2050 (b)	105,000	104,620
5.25%, 9/1/2050	98,000	117,023
5.38%, 11/1/2040	94,000	112,743
5.95%, 11/1/2039	587,000	735,711
Ohio Edison Co. 6.88%, 7/15/2036	180,000	251,320
Ohio Power Co.:
4.00%, 6/1/2049	196,000	240,376
4.15%, 4/1/2048	301,000	376,428
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	50,000	56,755
4.15%, 4/1/2047	126,000	148,128
Oncor Electric Delivery Co. LLC:
3.10%, 9/15/2049	278,000	305,155
3.75%, 4/1/2045	128,000	153,076
3.80%, 9/30/2047	680,000	830,695
3.80%, 6/1/2049	161,000	198,297
4.10%, 11/15/2048	25,000	31,700
4.55%, 12/1/2041	131,000	169,710
5.30%, 6/1/2042	108,000	152,332
7.50%, 9/1/2038	112,000	183,422
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	495,000	470,908
3.30%, 8/1/2040 (c)	713,000	654,306
3.50%, 8/1/2050	858,000	772,629
3.75%, 8/15/2042 (c)	215,000	201,238
3.95%, 12/1/2047	405,000	375,103
4.30%, 3/15/2045	13,000	12,677
Security Description	Principal Amount	Value
4.50%, 7/1/2040	$655,000	$672,168
4.75%, 2/15/2044	94,000	96,771
4.95%, 7/1/2050	920,000	985,035
PacifiCorp:
2.70%, 9/15/2030	116,000	127,780
3.30%, 3/15/2051	105,000	117,520
4.10%, 2/1/2042	247,000	294,871
4.13%, 1/15/2049	226,000	280,055
4.15%, 2/15/2050	458,000	573,828
5.25%, 6/15/2035	50,000	69,777
5.75%, 4/1/2037	276,000	379,020
6.00%, 1/15/2039	446,000	639,114
6.10%, 8/1/2036	68,000	96,321
6.25%, 10/15/2037	125,000	183,419
6.35%, 7/15/2038	50,000	73,496
7.70%, 11/15/2031	286,000	445,914
PECO Energy Co.:
2.80%, 6/15/2050	115,000	119,893
5.95%, 10/1/2036	22,000	31,680
Potomac Electric Power Co.:
4.15%, 3/15/2043	456,000	551,929
6.50%, 11/15/2037	159,000	240,804
PPL Capital Funding, Inc.:
4.00%, 9/15/2047	260,000	297,926
4.70%, 6/1/2043	76,000	93,291
5.00%, 3/15/2044	162,000	203,736
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	190,000	232,387
4.13%, 6/15/2044	147,000	179,802
4.15%, 10/1/2045	150,000	189,864
4.15%, 6/15/2048	287,000	364,019
4.75%, 7/15/2043	88,000	115,772
6.25%, 5/15/2039	90,000	132,630
Progress Energy, Inc.:
6.00%, 12/1/2039	123,000	170,988
7.00%, 10/30/2031	225,000	319,133
7.75%, 3/1/2031	119,000	174,859
PSEG Power LLC 8.63%, 4/15/2031	365,000	531,816
Public Service Co. of Colorado:
3.80%, 6/15/2047	198,000	240,206
4.05%, 9/15/2049	160,000	203,291
Series 17, 6.25%, 9/1/2037	42,000	62,658
Series 34, 3.20%, 3/1/2050	474,000	541,166
Series 35, 1.90%, 1/15/2031	200,000	208,070
Series 36, 2.70%, 1/15/2051	77,000	78,739
Public Service Co. of New Hampshire 3.60%, 7/1/2049	113,000	133,033
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	180,000	163,224
Series MTN, 3.15%, 1/1/2050	178,000	201,104

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.20%, 8/1/2049	$125,000	$140,260
Series MTN, 3.60%, 12/1/2047	5,000	5,951
Series MTN, 3.80%, 1/1/2043	95,000	113,582
Series MTN, 3.80%, 3/1/2046	120,000	145,541
Series MTN, 3.85%, 5/1/2049	198,000	246,494
Series MTN, 3.95%, 5/1/2042	183,000	223,383
Series MTN, 4.05%, 5/1/2048	90,000	115,273
Series MTN, 4.15%, 11/1/2045	98,000	121,130
Series MTN, 5.50%, 3/1/2040 (c)	93,000	133,558
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	139,000	154,321
4.22%, 6/15/2048	61,000	75,742
4.30%, 5/20/2045	128,000	159,446
5.64%, 4/15/2041	42,000	58,817
5.76%, 10/1/2039	82,000	116,678
5.80%, 3/15/2040	119,000	166,418
6.27%, 3/15/2037	97,000	139,927
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	125,000	150,371
4.50%, 8/15/2040	187,000	228,600
6.00%, 6/1/2039	47,000	67,472
Series RRR, 3.75%, 6/1/2047	260,000	298,074
Series TTT, 4.10%, 6/15/2049	45,000	54,705
Sempra Energy:
3.80%, 2/1/2038	109,000	121,985
4.00%, 2/1/2048	50,000	56,501
6.00%, 10/15/2039	98,000	134,722
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	118,000	152,860
5.10%, 6/1/2065	221,000	330,616
5.45%, 2/1/2041	416,000	577,479
6.63%, 2/1/2032	152,000	217,486
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	626	710
Southern California Edison Co.:
3.65%, 2/1/2050	105,000	108,546
4.00%, 4/1/2047	356,000	382,308
4.05%, 3/15/2042	79,000	84,445
4.50%, 9/1/2040	726,000	819,647
4.65%, 10/1/2043	155,000	179,580
5.50%, 3/15/2040	669,000	836,170
5.63%, 2/1/2036	255,000	307,045
6.00%, 1/15/2034	338,000	454,056
Security Description	Principal Amount	Value
6.05%, 3/15/2039	$89,000	$115,097
Series 04-G, 5.75%, 4/1/2035	89,000	118,140
Series 05-E, 5.35%, 7/15/2035	85,000	109,406
Series 06-E, 5.55%, 1/15/2037	180,000	218,475
Series 08-A, 5.95%, 2/1/2038	196,000	248,900
Series 13-A, 3.90%, 3/15/2043	180,000	189,058
Series B, 4.88%, 3/1/2049	224,000	271,947
Series C, 3.60%, 2/1/2045	5,000	5,106
Series C, 4.13%, 3/1/2048	305,000	332,505
Southern Co.:
4.25%, 7/1/2036	746,000	865,487
4.40%, 7/1/2046	173,000	204,086
Southwestern Electric Power Co.:
6.20%, 3/15/2040	38,000	52,110
Series J, 3.90%, 4/1/2045	211,000	232,279
Series L, 3.85%, 2/1/2048	186,000	209,122
Southwestern Public Service Co.:
3.40%, 8/15/2046	70,000	76,752
3.70%, 8/15/2047	138,000	157,448
3.75%, 6/15/2049	82,000	97,373
4.50%, 8/15/2041	488,000	613,992
Series 6, 4.40%, 11/15/2048	103,000	131,291
Tampa Electric Co.:
3.63%, 6/15/2050 (c)	380,000	447,131
4.10%, 6/15/2042	31,000	37,024
4.30%, 6/15/2048	90,000	113,413
4.45%, 6/15/2049	20,000	25,904
Toledo Edison Co. 6.15%, 5/15/2037	246,000	347,800
Union Electric Co.:
3.25%, 10/1/2049	275,000	308,025
3.65%, 4/15/2045	125,000	146,624
3.90%, 9/15/2042	301,000	357,341
4.00%, 4/1/2048	111,000	137,133
5.30%, 8/1/2037	55,000	72,999
8.45%, 3/15/2039	54,000	90,369
Virginia Electric & Power Co.:
4.00%, 1/15/2043	50,000	61,062
4.60%, 12/1/2048	171,000	233,519
6.35%, 11/30/2037	648,000	968,455
8.88%, 11/15/2038	128,000	232,421
Series A, 6.00%, 5/15/2037	86,000	124,188
Series B, 3.80%, 9/15/2047	170,000	207,312
Series B, 4.20%, 5/15/2045	221,000	278,957
Series C, 4.00%, 11/15/2046	96,000	119,073
Westar Energy, Inc. 4.13%, 3/1/2042	137,000	165,726
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	112,000	142,015

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.70%, 12/1/2036	$85,000	$119,534
Wisconsin Power & Light Co. 6.38%, 8/15/2037	79,000	113,643
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	125,000	141,375
3.67%, 12/1/2042	114,000	129,236
4.75%, 11/1/2044	184,000	241,031
Xcel Energy, Inc.:
3.50%, 12/1/2049	45,000	50,120
6.50%, 7/1/2036	82,000	119,968
		85,764,608
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
1.95%, 10/15/2030	107,000	110,938
2.75%, 10/15/2050	130,000	132,400
5.25%, 11/15/2039	34,000	46,714
6.13%, 4/15/2039	62,000	90,749
		380,801
ELECTRONICS — 0.2%
Fortive Corp. 4.30%, 6/15/2046	60,000	72,514
Honeywell International, Inc.:
2.80%, 6/1/2050 (c)	215,000	230,517
3.81%, 11/21/2047	500,000	625,535
5.70%, 3/15/2037	119,000	170,922
5.38%, 3/1/2041	101,000	145,557
Jabil, Inc. 3.00%, 1/15/2031	225,000	229,930
Roper Technologies, Inc. 1.75%, 2/15/2031	290,000	290,157
Tyco Electronics Group SA 7.13%, 10/1/2037	132,000	199,705
		1,964,837
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
1.45%, 2/15/2031	380,000	370,660
3.05%, 3/1/2050	97,000	102,562
6.20%, 3/1/2040	100,000	146,615
Waste Connections, Inc. 3.05%, 4/1/2050	170,000	178,041
Waste Management, Inc.:
3.90%, 3/1/2035	130,000	157,365
4.10%, 3/1/2045	263,000	321,223
4.15%, 7/15/2049	144,000	182,138
		1,458,604
FOOD — 1.2%
Campbell Soup Co.:
3.13%, 4/24/2050	25,000	25,202
4.80%, 3/15/2048	367,000	471,558
Conagra Brands, Inc.:
5.30%, 11/1/2038	182,000	235,100
Security Description	Principal Amount	Value
5.40%, 11/1/2048	$322,000	$436,783
8.25%, 9/15/2030	89,000	132,781
General Mills, Inc.:
4.15%, 2/15/2043	100,000	122,443
4.70%, 4/17/2048	66,000	90,011
5.40%, 6/15/2040	123,000	168,164
Hershey Co 3.13%, 11/15/2049	140,000	153,136
Hershey Co.:
2.65%, 6/1/2050	125,000	127,454
3.38%, 8/15/2046	129,000	146,777
Ingredion, Inc. 3.90%, 6/1/2050	205,000	230,986
JM Smucker Co.:
3.55%, 3/15/2050	267,000	289,137
4.25%, 3/15/2035	169,000	202,381
4.38%, 3/15/2045	117,000	140,683
Kellogg Co.:
4.50%, 4/1/2046	220,000	275,970
Series B, 7.45%, 4/1/2031	117,000	171,270
Kroger Co 3.95%, 1/15/2050	124,000	145,247
Kroger Co.:
3.88%, 10/15/2046	123,000	139,328
4.45%, 2/1/2047	179,000	220,566
4.65%, 1/15/2048	107,000	135,547
5.00%, 4/15/2042	123,000	155,565
5.15%, 8/1/2043	225,000	291,722
5.40%, 7/15/2040	92,000	117,950
5.40%, 1/15/2049	153,000	211,076
6.90%, 4/15/2038	330,000	485,981
7.50%, 4/1/2031	18,000	26,316
McCormick & Co., Inc. 4.20%, 8/15/2047	118,000	149,246
Mondelez International, Inc.:
1.50%, 2/4/2031	105,000	102,576
1.88%, 10/15/2032	220,000	219,483
2.63%, 9/4/2050	330,000	322,743
4.63%, 5/7/2048	61,000	80,152
Sysco Corp.:
4.50%, 4/1/2046	249,000	271,256
4.85%, 10/1/2045	1,179,000	1,337,788
5.38%, 9/21/2035	130,000	158,389
6.60%, 4/1/2040	210,000	286,026
6.60%, 4/1/2050	190,000	266,730
Tyson Foods, Inc.:
4.55%, 6/2/2047	353,000	445,663
4.88%, 8/15/2034	113,000	147,103
5.10%, 9/28/2048	431,000	590,703
5.15%, 8/15/2044	118,000	156,397
		9,883,389

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.3%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	$94,000	$103,621
Georgia-Pacific LLC:
7.75%, 11/15/2029	125,000	186,373
8.88%, 5/15/2031	73,000	118,425
International Paper Co.:
4.35%, 8/15/2048 (c)	262,000	321,175
4.40%, 8/15/2047	253,000	310,224
4.80%, 6/15/2044	127,000	157,066
5.00%, 9/15/2035	218,000	281,560
5.15%, 5/15/2046	175,000	227,720
6.00%, 11/15/2041	262,000	358,109
7.30%, 11/15/2039	130,000	190,431
Suzano Austria GmbH 3.75%, 1/15/2031	45,000	45,257
		2,299,961
GAS — 1.1%
Atmos Energy Corp.:
1.50%, 1/15/2031	240,000	239,297
3.38%, 9/15/2049 (c)	103,000	116,759
4.13%, 3/15/2049	380,000	481,236
4.15%, 1/15/2043	95,000	116,113
5.50%, 6/15/2041	357,000	499,200
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	130,000	130,688
4.10%, 9/1/2047	35,000	41,145
5.85%, 1/15/2041	12,000	16,349
Dominion Energy Gas Holdings LLC:
4.60%, 12/15/2044	81,000	100,250
4.80%, 11/1/2043	640,000	797,139
Series C, 3.90%, 11/15/2049	148,000	171,594
NiSource, Inc.:
1.70%, 2/15/2031	510,000	500,065
3.95%, 3/30/2048	119,000	139,056
4.38%, 5/15/2047	561,000	692,863
5.65%, 2/1/2045	240,000	331,303
5.95%, 6/15/2041	73,000	103,005
ONE Gas, Inc.:
4.50%, 11/1/2048	143,000	182,983
4.66%, 2/1/2044	159,000	199,919
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	133,000	144,434
3.64%, 11/1/2046	217,000	245,596
Southern California Gas Co.:
3.75%, 9/15/2042	421,000	481,919
5.13%, 11/15/2040	82,000	109,814
Series UU, 4.13%, 6/1/2048	558,000	699,799
Series VV, 4.30%, 1/15/2049	184,000	229,739
Series WW, 3.95%, 2/15/2050	75,000	91,498
Security Description	Principal Amount	Value
Southern Co. Gas Capital Corp.:
4.40%, 6/1/2043	$43,000	$50,818
4.40%, 5/30/2047	162,000	194,682
5.88%, 3/15/2041	317,000	437,650
Series 20-A, 1.75%, 1/15/2031 (c)	100,000	99,081
Southwest Gas Corp.:
3.80%, 9/29/2046	119,000	133,501
4.15%, 6/1/2049	55,000	66,532
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	407,000	469,861
		8,313,888
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050	200,000	212,198
4.10%, 3/1/2048	126,000	153,931
Stanley Black & Decker, Inc.:
4.85%, 11/15/2048	117,000	166,113
5.20%, 9/1/2040	115,000	157,320
		689,562
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
4.75%, 11/30/2036	316,000	423,295
4.75%, 4/15/2043	136,000	185,780
4.90%, 11/30/2046	1,348,000	1,906,706
5.30%, 5/27/2040	177,000	257,493
Baxter International, Inc. 3.50%, 8/15/2046	109,000	123,932
Boston Scientific Corp.:
4.55%, 3/1/2039	128,000	159,825
4.70%, 3/1/2049	311,000	410,822
7.00%, 11/15/2035	321,000	472,319
7.38%, 1/15/2040	91,000	144,759
Danaher Corp.:
2.60%, 10/1/2050	125,000	123,269
4.38%, 9/15/2045	424,000	549,890
DH Europe Finance II Sarl 3.25%, 11/15/2039	313,000	347,590
Koninklijke Philips NV 5.00%, 3/15/2042	216,000	283,787
Medtronic, Inc.:
4.38%, 3/15/2035	480,000	641,342
4.63%, 3/15/2045	471,000	648,275
Stryker Corp.:
2.90%, 6/15/2050	25,000	25,668
4.10%, 4/1/2043	130,000	154,567
4.63%, 3/15/2046	298,000	388,863
Thermo Fisher Scientific, Inc. 5.30%, 2/1/2044	167,000	232,611
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	36,000	40,325

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 11/30/2039	$194,000	$248,669
		7,769,787
HEALTH CARE SERVICES — 4.1%
Adventist Health System 3.63%, 3/1/2049	75,000	79,940
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	208,000	231,708
4.27%, 8/15/2048	149,000	190,054
Series 2020, 3.01%, 6/15/2050	130,000	137,448
Aetna, Inc.:
3.88%, 8/15/2047	69,000	76,994
4.13%, 11/15/2042	116,000	132,263
4.50%, 5/15/2042	528,000	625,970
6.63%, 6/15/2036	237,000	337,351
6.75%, 12/15/2037	234,000	337,650
AHS Hospital Corp. 5.02%, 7/1/2045	183,000	245,366
Allina Health System Series 2019, 3.89%, 4/15/2049	304,000	367,083
Anthem, Inc.:
3.13%, 5/15/2050	85,000	86,252
3.70%, 9/15/2049	288,000	321,500
4.38%, 12/1/2047	435,000	532,144
4.55%, 3/1/2048	185,000	233,048
4.65%, 1/15/2043	47,000	59,216
4.65%, 8/15/2044	654,000	820,855
5.10%, 1/15/2044	903,000	1,203,166
5.85%, 1/15/2036	116,000	157,860
5.95%, 12/15/2034	134,000	190,264
6.38%, 6/15/2037	73,000	106,142
Ascension Health:
3.95%, 11/15/2046	386,000	481,191
4.85%, 11/15/2053	188,000	273,038
Series B, 3.11%, 11/15/2039	135,000	142,335
Banner Health Series 2020, 3.18%, 1/1/2050	130,000	140,642
Baylor Scott & White Holdings:
3.97%, 11/15/2046	123,000	146,595
4.19%, 11/15/2045	120,000	146,770
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	215,000	208,905
Children's Health System of Texas 2.51%, 8/15/2050	165,000	158,355
Children's Hospital Corp.:
Series 2017, 4.12%, 1/1/2047	192,000	241,473
Series 2020, 2.59%, 2/1/2050	65,000	64,773
Security Description	Principal Amount	Value
Series 2020, 2.93%, 7/15/2050	$85,000	$82,898
Children's Hospital Medical Center 4.27%, 5/15/2044	88,000	111,459
City of Hope:
Series 2013, 5.62%, 11/15/2043	170,000	237,295
Series 2018, 4.38%, 8/15/2048	110,000	135,346
CommonSpirit Health:
3.82%, 10/1/2049	156,000	171,310
4.19%, 10/1/2049	122,000	129,776
4.35%, 11/1/2042	711,000	770,191
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	190,000	180,899
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	193,000	211,244
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	82,000	98,745
Dignity Health 5.27%, 11/1/2064	122,000	147,210
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	94,000	114,295
4.50%, 7/1/2057	60,000	77,896
Series 2020, 2.68%, 9/1/2041	380,000	373,928
Series 2020, 2.88%, 9/1/2050	120,000	117,442
Hartford HealthCare Corp. 3.45%, 7/1/2054	92,000	90,450
HCA, Inc.:
5.25%, 6/15/2049	286,000	347,576
5.50%, 6/15/2047	682,000	845,714
Humana, Inc.:
4.63%, 12/1/2042	443,000	555,717
4.95%, 10/1/2044	209,000	277,243
IHC Health Services, Inc. 4.13%, 5/15/2048	44,000	56,808
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	208,000	267,028
Iowa Health System Series 2020, 3.67%, 2/15/2050	130,000	147,619
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	118,000	144,805
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	462,000	584,254
4.88%, 4/1/2042	111,000	151,963

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2019, 3.27%, 11/1/2049	$156,000	$173,477
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	352,000	447,079
Mayo Clinic:
3.77%, 11/15/2043	280,000	337,095
Series 2013, 4.00%, 11/15/2047	95,000	117,836
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	112,000	137,927
Memorial Health Services 3.45%, 11/1/2049	50,000	52,403
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	185,000	239,401
5.00%, 7/1/2042	15,000	20,361
Series 2015, 4.20%, 7/1/2055	109,000	146,342
Series 2020, 2.96%, 1/1/2050	195,000	210,296
Methodist Hospital Series 20A, 2.71%, 12/1/2050	155,000	154,315
Montefiore Obligated Group:
4.29%, 9/1/2050	182,000	180,955
Series 18-C, 5.25%, 11/1/2048	52,000	59,462
Mount Sinai Hospitals Group, Inc.:
Series 2017, 3.98%, 7/1/2048	111,000	127,375
Series 2019, 3.74%, 7/1/2049	181,000	201,167
MultiCare Health System 2.80%, 8/15/2050	100,000	100,708
New York and Presbyterian Hospital:
2.26%, 8/1/2040	75,000	73,541
2.61%, 8/1/2060	155,000	149,324
4.02%, 8/1/2045	213,000	266,173
4.06%, 8/1/2056	136,000	176,807
Series 2019, 3.95%, 8/1/2119	197,000	224,883
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	150,000	165,519
3.98%, 11/1/2046	121,000	133,657
4.26%, 11/1/2047	259,000	298,728
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	130,000	122,509
NYU Langone Hospitals:
4.37%, 7/1/2047	161,000	189,012
4.78%, 7/1/2044	248,000	304,512
Security Description	Principal Amount	Value
Series 2020, 3.38%, 7/1/2055	$107,000	$109,548
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	135,000	147,928
Orlando Health Obligated Group:
3.33%, 10/1/2050	100,000	100,000
4.09%, 10/1/2048	65,000	72,985
Partners Healthcare System, Inc.:
Series 2015, 4.12%, 7/1/2055	111,000	137,693
Series 2017, 3.77%, 7/1/2048	85,000	98,175
Series 2020, 3.19%, 7/1/2049	120,000	128,312
Series 2020, 3.34%, 7/1/2060	90,000	99,410
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	122,000	159,215
Providence St. Joseph Health Obligated Group Series I, 3.74%, 10/1/2047	352,000	408,176
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	175,000	189,446
4.70%, 3/30/2045	125,000	157,806
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	82,000	84,714
3.95%, 7/1/2046	279,000	319,056
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	190,000	189,884
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	92,000	104,050
Stanford Health Care Series 2018, 3.80%, 11/15/2048	122,000	150,317
Sutter Health Series 2018, 4.09%, 8/15/2048	382,000	449,977
Texas Health Resources:
2.33%, 11/15/2050	65,000	60,439
4.33%, 11/15/2055	206,000	280,972
Toledo Hospital:
5.75%, 11/15/2038	114,000	134,582
6.02%, 11/15/2048	127,000	146,672
Trinity Health Corp. 4.13%, 12/1/2045	158,000	191,943
UnitedHealth Group, Inc.:
2.90%, 5/15/2050	375,000	394,774
3.13%, 5/15/2060	145,000	155,357
3.50%, 8/15/2039	380,000	436,643
3.70%, 8/15/2049	270,000	322,466
3.75%, 10/15/2047	274,000	324,794

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 8/15/2059	$532,000	$650,359
3.95%, 10/15/2042	400,000	484,644
4.20%, 1/15/2047	342,000	432,849
4.25%, 4/15/2047	213,000	270,983
4.25%, 6/15/2048	318,000	404,741
4.38%, 3/15/2042	184,000	232,493
4.45%, 12/15/2048	95,000	125,505
4.63%, 7/15/2035	499,000	653,835
4.63%, 11/15/2041	235,000	307,587
4.75%, 7/15/2045	567,000	770,060
5.70%, 10/15/2040	93,000	135,448
5.80%, 3/15/2036	183,000	263,941
5.95%, 2/15/2041	61,000	90,497
6.50%, 6/15/2037	351,000	546,198
6.63%, 11/15/2037	414,000	655,664
6.88%, 2/15/2038	286,000	459,376
Universal Health Services, Inc. 2.65%, 10/15/2030 (b)	240,000	239,146
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	90,000	112,945
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	140,000	134,651
		32,242,582
HOME FURNISHINGS — 0.0% (a)
Whirlpool Corp. 4.60%, 5/15/2050	173,000	212,520
HOUSEHOLD PRODUCTS — 0.1%
Procter & Gamble Co 3.60%, 3/25/2050	660,000	836,147
Procter & Gamble Co. 3.55%, 3/25/2040	232,000	284,337
		1,120,484
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 3.95%, 8/1/2047	143,000	169,246
Kimberly-Clark Corp.:
2.88%, 2/7/2050	412,000	454,605
3.20%, 7/30/2046	116,000	133,798
3.90%, 5/4/2047	153,000	194,021
5.30%, 3/1/2041	91,000	129,844
6.63%, 8/1/2037	3,000	4,797
		1,086,311
INSURANCE — 3.8%
Aflac, Inc.:
4.00%, 10/15/2046	305,000	353,675
4.75%, 1/15/2049	123,000	160,362
Allstate Corp.:
3.85%, 8/10/2049	437,000	526,314
Security Description	Principal Amount	Value
4.20%, 12/15/2046	$169,000	$212,316
4.50%, 6/15/2043	125,000	160,299
5.95%, 4/1/2036	81,000	114,501
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (d)	169,000	216,298
American Financial Group, Inc. 4.50%, 6/15/2047	59,000	65,322
American International Group, Inc.:
3.88%, 1/15/2035	375,000	431,021
4.38%, 6/30/2050	894,000	1,049,493
4.38%, 1/15/2055	237,000	271,981
4.50%, 7/16/2044	246,000	287,535
4.70%, 7/10/2035	151,000	188,335
4.75%, 4/1/2048	271,000	331,780
4.80%, 7/10/2045	180,000	218,502
6.25%, 5/1/2036	283,000	392,849
3 Month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (d)	123,000	173,430
Aon Corp. 6.25%, 9/30/2040	108,000	159,412
Aon PLC:
4.45%, 5/24/2043	51,000	61,976
4.60%, 6/14/2044	118,000	150,363
4.75%, 5/15/2045	124,000	161,495
Arch Capital Finance LLC 5.03%, 12/15/2046	144,000	183,253
Arch Capital Group US, Inc. 5.14%, 11/1/2043	125,000	159,219
Arch Capital Group, Ltd. 3.64%, 6/30/2050	254,000	272,613
AXA SA 8.60%, 12/15/2030	306,000	463,783
Berkshire Hathaway Finance Corp.:
4.20%, 8/15/2048	794,000	1,016,066
4.25%, 1/15/2049	626,000	812,855
4.40%, 5/15/2042	585,000	756,832
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	230,000	305,716
Brighthouse Financial, Inc. 4.70%, 6/22/2047	49,000	47,321
Brown & Brown, Inc. 2.38%, 3/15/2031	85,000	85,939
Chubb Corp.:
6.00%, 5/11/2037	207,000	309,893
Series 1, 6.50%, 5/15/2038	260,000	404,890
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	124,000	156,988
4.35%, 11/3/2045	578,000	758,191
Cincinnati Financial Corp. 6.13%, 11/1/2034	80,000	113,847
Equitable Holdings, Inc. 5.00%, 4/20/2048	290,000	342,241

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Fidelity National Financial, Inc. 2.45%, 3/15/2031	$480,000	$477,912
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	30,000	30,795
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	100,000	118,293
4.40%, 3/15/2048	384,000	472,957
5.95%, 10/15/2036	88,000	120,424
6.10%, 10/1/2041	182,000	257,530
Lincoln National Corp.:
3.40%, 1/15/2031	65,000	72,350
4.35%, 3/1/2048	262,000	301,305
4.38%, 6/15/2050	175,000	202,626
Loews Corp.:
4.13%, 5/15/2043	132,000	152,736
6.00%, 2/1/2035	78,000	108,252
Manulife Financial Corp. 5.38%, 3/4/2046	120,000	168,030
Markel Corp.:
4.15%, 9/17/2050	61,000	72,918
4.30%, 11/1/2047	127,000	153,590
5.00%, 4/5/2046	83,000	109,885
5.00%, 5/20/2049	147,000	195,926
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	475,000	498,232
4.35%, 1/30/2047	118,000	152,454
4.75%, 3/15/2039	399,000	527,442
4.90%, 3/15/2049	232,000	323,382
MetLife, Inc.:
4.60%, 5/13/2046	398,000	520,552
4.72%, 12/15/2044	365,000	479,413
5.70%, 6/15/2035	297,000	435,084
5.88%, 2/6/2041	114,000	166,227
6.38%, 6/15/2034	452,000	687,379
6.40%, 12/15/2066	908,000	1,123,995
6.50%, 12/15/2032	255,000	379,876
10.75%, 8/1/2069	93,000	151,608
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	132,000	153,433
Principal Financial Group, Inc.:
4.30%, 11/15/2046	201,000	241,089
4.35%, 5/15/2043	117,000	141,666
4.63%, 9/15/2042	125,000	156,255
Progressive Corp 3.70%, 1/26/2045	77,000	91,728
Progressive Corp.:
4.13%, 4/15/2047	332,000	425,993
4.20%, 3/15/2048	136,000	175,673
4.35%, 4/25/2044	222,000	286,211
6.25%, 12/1/2032	190,000	280,402
Prudential Financial, Inc.:
3.91%, 12/7/2047	351,000	394,373
3.94%, 12/7/2049	375,000	422,299
Security Description	Principal Amount	Value
5 year CMT + 3.04%, 3.70%, 10/1/2050 (c) (d)	$550,000	$559,729
Series B, 5.75%, 7/15/2033	81,000	108,240
Series MTN, 3.00%, 3/10/2040	129,000	138,964
Series MTN, 3.70%, 3/13/2051	411,000	451,862
Series MTN, 4.35%, 2/25/2050	253,000	303,415
Series MTN, 4.42%, 3/27/2048	487,000	587,502
Series MTN, 4.60%, 5/15/2044 (c)	78,000	97,034
Series MTN, 5.70%, 12/14/2036	13,000	18,596
Series MTN, 6.63%, 12/1/2037	76,000	114,026
Series MTN, 6.63%, 6/21/2040	156,000	235,811
Selective Insurance Group, Inc. 5.38%, 3/1/2049	82,000	100,843
Travelers Cos., Inc.:
2.55%, 4/27/2050	125,000	122,600
3.75%, 5/15/2046	467,000	549,131
4.00%, 5/30/2047	469,000	577,222
4.05%, 3/7/2048 (c)	258,000	321,514
4.10%, 3/4/2049 (c)	192,000	240,378
4.30%, 8/25/2045	39,000	49,456
4.60%, 8/1/2043	111,000	145,146
5.35%, 11/1/2040	144,000	202,136
6.75%, 6/20/2036	125,000	193,195
Series MTN, 6.25%, 6/15/2037 (c)	100,000	151,344
Travelers Property Casualty Corp. 6.38%, 3/15/2033	99,000	145,698
Unum Group:
4.50%, 12/15/2049	18,000	17,741
5.75%, 8/15/2042	125,000	142,345
Voya Financial, Inc.:
4.80%, 6/15/2046	181,000	219,759
5.70%, 7/15/2043	57,000	76,092
Willis North America, Inc.:
3.88%, 9/15/2049	65,000	75,127
5.05%, 9/15/2048	187,000	254,449
WR Berkley Corp.:
4.00%, 5/12/2050	165,000	195,108
4.75%, 8/1/2044	29,000	36,083
XLIT, Ltd. 5.50%, 3/31/2045	177,000	234,074
		29,771,821
INTERNET — 1.0%
Alibaba Group Holding, Ltd.:
4.00%, 12/6/2037	242,000	287,653
4.20%, 12/6/2047	283,000	358,649
4.40%, 12/6/2057 (c)	113,000	152,157

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 11/28/2034 (c)	$319,000	$399,742
Alphabet, Inc.:
1.90%, 8/15/2040	180,000	172,708
2.05%, 8/15/2050	205,000	191,646
2.25%, 8/15/2060	205,000	193,758
Amazon.com, Inc.:
2.50%, 6/3/2050	380,000	387,889
2.70%, 6/3/2060	1,092,000	1,128,145
3.88%, 8/22/2037	837,000	1,043,873
4.05%, 8/22/2047	1,113,000	1,440,489
4.25%, 8/22/2057	690,000	940,560
4.80%, 12/5/2034	30,000	41,358
4.95%, 12/5/2044	666,000	951,774
eBay, Inc. 4.00%, 7/15/2042	100,000	111,970
JD.com, Inc. 4.13%, 1/14/2050	197,000	215,331
		8,017,702
IRON/STEEL — 0.3%
Nucor Corp.:
4.40%, 5/1/2048	185,000	240,067
5.20%, 8/1/2043	134,000	181,266
6.40%, 12/1/2037	125,000	181,848
Vale Overseas, Ltd.:
6.88%, 11/21/2036	389,000	506,132
6.88%, 11/10/2039	185,000	244,294
8.25%, 1/17/2034	346,000	489,081
Vale SA 5.63%, 9/11/2042	270,000	320,447
		2,163,135
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	204,000	262,365
Caterpillar, Inc.:
3.25%, 9/19/2049	582,000	650,606
3.25%, 4/9/2050	100,000	112,828
3.80%, 8/15/2042	511,000	624,130
4.75%, 5/15/2064	381,000	536,448
5.20%, 5/27/2041	123,000	172,226
5.30%, 9/15/2035	93,000	126,992
6.05%, 8/15/2036 (c)	116,000	170,022
		2,655,617
MACHINERY-DIVERSIFIED — 0.3%
Crane Co. 4.20%, 3/15/2048	191,000	202,351
Deere & Co.:
3.75%, 4/15/2050 (c)	197,000	244,564
3.90%, 6/9/2042	370,000	472,290
7.13%, 3/3/2031	71,000	105,952
Dover Corp. 5.38%, 10/15/2035	184,000	246,737
Security Description	Principal Amount	Value
Flowserve Corp. 3.50%, 10/1/2030	$105,000	$104,311
Otis Worldwide Corp.:
3.11%, 2/15/2040	212,000	226,679
3.36%, 2/15/2050	140,000	153,762
Rockwell Automation, Inc. 4.20%, 3/1/2049 (c)	160,000	209,662
Xylem, Inc.:
2.25%, 1/30/2031 (c)	99,000	104,664
4.38%, 11/1/2046	129,000	151,861
		2,222,833
MEDIA — 6.3%
CBS Corp.:
4.20%, 5/19/2032 (c)	130,000	148,382
4.60%, 1/15/2045	64,000	70,769
4.95%, 5/19/2050 (c)	291,000	339,257
5.90%, 10/15/2040	122,000	149,288
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.80%, 4/1/2031	188,000	195,105
3.70%, 4/1/2051	379,000	372,436
4.80%, 3/1/2050	927,000	1,048,984
5.13%, 7/1/2049	865,000	1,010,138
5.38%, 4/1/2038	277,000	333,788
5.38%, 5/1/2047	889,000	1,053,972
5.75%, 4/1/2048	791,000	982,058
6.38%, 10/23/2035	639,000	882,715
6.48%, 10/23/2045	1,016,000	1,364,894
6.83%, 10/23/2055	102,000	142,099
Comcast Corp.:
1.50%, 2/15/2031 (c)	290,000	286,607
1.95%, 1/15/2031	277,000	284,565
2.45%, 8/15/2052	265,000	247,767
2.65%, 8/15/2062	240,000	228,014
2.80%, 1/15/2051	305,000	307,495
3.20%, 7/15/2036	171,000	189,629
3.25%, 11/1/2039	481,000	535,266
3.40%, 7/15/2046	666,000	739,633
3.75%, 4/1/2040	380,000	446,926
3.90%, 3/1/2038	536,000	635,851
3.97%, 11/1/2047	554,000	664,451
4.00%, 8/15/2047	136,000	163,699
4.00%, 3/1/2048	344,000	415,917
4.00%, 11/1/2049	977,000	1,178,838
4.05%, 11/1/2052	400,000	491,304
4.20%, 8/15/2034	199,000	247,761
4.25%, 10/15/2030	290,000	356,424
4.25%, 1/15/2033	986,000	1,227,028
4.40%, 8/15/2035	1,171,000	1,483,692
4.50%, 1/15/2043	878,000	1,116,807
4.60%, 10/15/2038	480,000	613,094
4.60%, 8/15/2045	634,000	817,625
4.65%, 7/15/2042	347,000	452,845

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 10/15/2048	$1,016,000	$1,350,904
4.75%, 3/1/2044	490,000	646,746
4.95%, 10/15/2058	708,000	1,018,932
6.40%, 5/15/2038	274,000	416,992
6.45%, 3/15/2037	611,000	914,508
6.50%, 11/15/2035	90,000	136,545
6.55%, 7/1/2039	149,000	230,506
6.95%, 8/15/2037	620,000	976,798
7.05%, 3/15/2033	144,000	218,902
Discovery Communications LLC:
4.00%, 9/15/2055 (b)	1,170,000	1,192,101
4.65%, 5/15/2050	419,000	478,343
5.20%, 9/20/2047	502,000	606,607
5.30%, 5/15/2049	171,000	207,864
Fox Corp.:
5.48%, 1/25/2039	183,000	244,345
5.58%, 1/25/2049	631,000	872,705
Grupo Televisa SAB:
5.00%, 5/13/2045	306,000	345,820
5.25%, 5/24/2049	293,000	345,567
6.13%, 1/31/2046 (c)	181,000	236,451
6.63%, 1/15/2040	89,000	117,434
8.50%, 3/11/2032	2,000	2,951
NBCUniversal Media LLC:
4.45%, 1/15/2043	206,000	259,988
5.95%, 4/1/2041	188,000	279,039
6.40%, 4/30/2040	36,000	55,171
Thomson Reuters Corp.:
5.50%, 8/15/2035	91,000	117,919
5.65%, 11/23/2043	228,000	296,537
5.85%, 4/15/2040	122,000	162,303
Time Warner Cable LLC:
4.50%, 9/15/2042	363,000	393,340
5.50%, 9/1/2041	379,000	460,019
5.88%, 11/15/2040	300,000	377,355
6.55%, 5/1/2037	1,069,000	1,420,990
6.75%, 6/15/2039	632,000	865,094
7.30%, 7/1/2038	569,000	803,878
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	544,000	830,024
TWDC Enterprises 18 Corp.:
4.38%, 8/16/2041	534,000	660,280
Series B, 7.00%, 3/1/2032 (c)	192,000	289,119
Series GMTN, 4.13%, 6/1/2044	248,000	298,275
Viacom, Inc.:
5.50%, 5/15/2033	130,000	156,632
5.85%, 9/1/2043	882,000	1,102,809
6.88%, 4/30/2036	539,000	737,638
ViacomCBS, Inc.:
4.85%, 7/1/2042	63,000	69,977
4.90%, 8/15/2044	326,000	371,643
5.25%, 4/1/2044	395,000	459,049
Security Description	Principal Amount	Value
Walt Disney Co.:
2.65%, 1/13/2031 (c)	$791,000	$853,829
2.75%, 9/1/2049	528,000	510,639
3.50%, 5/13/2040	525,000	592,809
3.60%, 1/13/2051	825,000	933,124
3.80%, 5/13/2060	225,000	259,927
4.75%, 9/15/2044	694,000	880,131
4.75%, 11/15/2046	106,000	136,562
4.95%, 10/15/2045	387,000	506,246
5.40%, 10/1/2043	204,000	280,174
6.15%, 3/1/2037	270,000	386,613
6.20%, 12/15/2034	968,000	1,433,666
6.40%, 12/15/2035	66,000	99,312
6.55%, 3/15/2033	115,000	167,748
6.65%, 11/15/2037	240,000	361,267
7.75%, 12/1/2045	92,000	153,894
		49,809,164
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043 (c)	35,000	40,540
4.38%, 6/15/2045	111,000	138,159
Valmont Industries, Inc. 5.00%, 10/1/2044	259,000	286,387
		465,086
MINING — 1.1%
Barrick Gold Corp.:
5.25%, 4/1/2042	316,000	433,337
6.45%, 10/15/2035	30,000	41,755
Barrick North America Finance LLC:
5.70%, 5/30/2041	520,000	732,092
5.75%, 5/1/2043	244,000	355,198
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042 (c)	261,000	326,065
5.00%, 9/30/2043	604,000	847,660
Newmont Corp.:
2.25%, 10/1/2030	314,000	324,965
5.45%, 6/9/2044	135,000	191,531
5.88%, 4/1/2035	206,000	293,321
6.25%, 10/1/2039	275,000	411,381
Newmont Mining Corp. 4.88%, 3/15/2042	353,000	481,231
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	88,000	128,285
7.25%, 3/15/2031	41,000	61,030
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	374,000	479,326
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	285,000	403,497
Southern Copper Corp.:
5.25%, 11/8/2042	340,000	428,859
5.88%, 4/23/2045 (c)	392,000	531,807
6.75%, 4/16/2040 (c)	126,000	181,145

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
7.50%, 7/27/2035	$450,000	$657,855
Teck Resources, Ltd.:
5.40%, 2/1/2043	130,000	136,542
6.00%, 8/15/2040	160,000	179,430
6.13%, 10/1/2035	417,000	500,788
6.25%, 7/15/2041	201,000	231,413
		8,358,513
MISCELLANEOUS MANUFACTURER — 1.4%
3M Co.:
3.25%, 8/26/2049	1,154,000	1,292,826
3.70%, 4/15/2050	99,000	119,663
Series MTN, 3.63%, 10/15/2047	119,000	140,326
Series MTN, 4.00%, 9/14/2048	285,000	358,430
Series MTN, 5.70%, 3/15/2037	94,000	136,138
Eaton Corp.:
3.92%, 9/15/2047	99,000	117,659
4.00%, 11/2/2032	110,000	132,619
4.15%, 11/2/2042	434,000	534,146
General Electric Co.:
4.13%, 10/9/2042	632,000	632,442
4.25%, 5/1/2040	855,000	868,150
4.50%, 3/11/2044	385,000	399,026
Series A, 6.75%, 3/15/2032	697,000	871,912
Series GMTN, 6.15%, 8/7/2037	301,000	358,819
Series GMTN, 6.88%, 1/10/2039	944,000	1,206,715
Series MTN, 5.88%, 1/14/2038	1,415,000	1,648,263
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	377,000	468,272
4.88%, 9/15/2041	86,000	118,365
Parker-Hannifin Corp.:
4.10%, 3/1/2047	217,000	261,949
Series MTN, 4.20%, 11/21/2034	316,000	386,892
Series MTN, 4.45%, 11/21/2044	119,000	147,035
Series MTN, 6.25%, 5/15/2038	139,000	196,989
Textron, Inc. 2.45%, 3/15/2031	189,000	189,070
Trane Technologies Global Holding Co., Ltd. 5.75%, 6/15/2043	99,000	138,748
Trane Technologies Luxembourg Finance SA 4.50%, 3/21/2049	93,000	116,864
		10,841,318
Security Description	Principal Amount	Value
OIL & GAS — 4.1%
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	$690,000	$634,496
3.00%, 2/24/2050	155,000	148,488
Burlington Resources LLC:
5.95%, 10/15/2036	192,000	260,686
7.20%, 8/15/2031	227,000	328,721
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	147,000	178,032
6.25%, 3/15/2038	145,000	172,430
6.45%, 6/30/2033	462,000	565,705
6.50%, 2/15/2037	140,000	170,577
6.75%, 2/1/2039	138,000	175,366
7.20%, 1/15/2032	91,000	116,807
Series GMTN, 4.95%, 6/1/2047	173,000	193,770
Chevron Corp.:
2.98%, 5/11/2040	105,000	113,380
3.08%, 5/11/2050	391,000	422,292
Chevron USA, Inc. 2.34%, 8/12/2050 (c)	180,000	169,616
Concho Resources, Inc.:
4.85%, 8/15/2048	191,000	210,255
4.88%, 10/1/2047	167,000	185,063
ConocoPhillips:
5.90%, 10/15/2032	84,000	115,495
5.90%, 5/15/2038	779,000	1,066,350
6.50%, 2/1/2039	826,000	1,216,781
ConocoPhillips Co. 5.95%, 3/15/2046	49,000	72,706
Devon Energy Corp.:
4.75%, 5/15/2042	134,000	124,461
5.00%, 6/15/2045	221,000	210,215
5.60%, 7/15/2041	770,000	778,070
7.88%, 9/30/2031	242,000	309,927
Encana Corp. 7.20%, 11/1/2031	118,000	116,069
EOG Resources, Inc.:
3.90%, 4/1/2035	176,000	197,426
4.95%, 4/15/2050	355,000	434,694
Exxon Mobil Corp.:
2.61%, 10/15/2030	688,000	743,577
3.00%, 8/16/2039	950,000	1,004,568
3.10%, 8/16/2049	376,000	388,303
3.45%, 4/15/2051	312,000	341,877
3.57%, 3/6/2045	391,000	426,198
4.11%, 3/1/2046	777,000	922,384
4.23%, 3/19/2040	368,000	449,026
4.33%, 3/19/2050	926,000	1,158,519
Hess Corp.:
5.80%, 4/1/2047	172,000	189,964
6.00%, 1/15/2040	516,000	571,769
7.13%, 3/15/2033	265,000	319,002
7.30%, 8/15/2031	190,000	231,695

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
HollyFrontier Corp. 4.50%, 10/1/2030	$120,000	$116,627
Marathon Oil Corp.:
5.20%, 6/1/2045	157,000	147,332
6.60%, 10/1/2037	248,000	255,170
6.80%, 3/15/2032	254,000	273,019
Marathon Petroleum Corp.:
4.50%, 4/1/2048	120,000	121,360
4.75%, 9/15/2044	262,000	273,020
5.00%, 9/15/2054	301,000	310,283
6.50%, 3/1/2041	430,000	521,500
Noble Energy, Inc.:
4.95%, 8/15/2047	98,000	128,568
5.05%, 11/15/2044	152,000	198,786
5.25%, 11/15/2043	190,000	249,696
6.00%, 3/1/2041	645,000	905,761
Ovintiv, Inc.:
6.63%, 8/15/2037	58,000	52,051
8.13%, 9/15/2030	317,000	322,880
Petro-Canada:
5.35%, 7/15/2033	103,000	120,446
5.95%, 5/15/2035	179,000	221,820
6.80%, 5/15/2038	793,000	1,035,031
Phillips 66:
2.15%, 12/15/2030	388,000	376,713
4.65%, 11/15/2034 (c)	209,000	249,786
4.88%, 11/15/2044	534,000	634,312
5.88%, 5/1/2042	336,000	442,351
Shell International Finance B.V.:
3.13%, 11/7/2049	374,000	386,559
3.25%, 4/6/2050	755,000	803,003
3.63%, 8/21/2042	417,000	454,459
3.75%, 9/12/2046	389,000	437,921
4.00%, 5/10/2046	537,000	627,168
4.13%, 5/11/2035	322,000	388,058
4.38%, 5/11/2045	1,062,000	1,295,481
4.55%, 8/12/2043	309,000	385,681
5.50%, 3/25/2040	329,000	458,274
6.38%, 12/15/2038	822,000	1,227,369
Suncor Energy, Inc.:
4.00%, 11/15/2047	217,000	221,798
5.95%, 12/1/2034	80,000	97,892
6.85%, 6/1/2039	506,000	655,341
7.15%, 2/1/2032	128,000	167,946
Total Capital International SA:
2.99%, 6/29/2041	180,000	187,465
3.13%, 5/29/2050	800,000	826,744
3.39%, 6/29/2060	305,000	321,546
3.46%, 7/12/2049	274,000	300,309
Valero Energy Corp.:
6.63%, 6/15/2037	481,000	602,914
7.50%, 4/15/2032	142,000	191,433
		32,428,633
Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.4%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	$35,000	$41,468
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	721,000	722,752
Halliburton Co.:
4.50%, 11/15/2041	223,000	217,724
4.75%, 8/1/2043	335,000	332,648
4.85%, 11/15/2035	378,000	401,402
5.00%, 11/15/2045	627,000	640,136
6.70%, 9/15/2038	180,000	217,872
7.45%, 9/15/2039	350,000	450,691
National Oilwell Varco, Inc. 3.95%, 12/1/2042	56,000	50,292
		3,074,985
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America 4.05%, 12/15/2049	17,000	20,523
Sonoco Products Co. 5.75%, 11/1/2040	89,000	115,348
WestRock MWV LLC 7.95%, 2/15/2031	89,000	125,742
WRKCo, Inc. 3.00%, 6/15/2033	220,000	239,461
		501,074
PHARMACEUTICALS — 7.7%
AbbVie, Inc.:
4.05%, 11/21/2039 (b)	706,000	810,262
4.25%, 11/21/2049 (b)	1,058,000	1,251,413
4.30%, 5/14/2036	473,000	556,215
4.40%, 11/6/2042	744,000	882,146
4.45%, 5/14/2046	850,000	1,014,466
4.50%, 5/14/2035	875,000	1,063,772
4.55%, 3/15/2035 (b)	370,000	451,500
4.63%, 10/1/2042 (b)	310,000	375,274
4.70%, 5/14/2045	1,049,000	1,285,476
4.75%, 3/15/2045 (b)	884,000	1,068,155
4.85%, 6/15/2044 (b)	500,000	617,435
4.88%, 11/14/2048	330,000	417,820
AmerisourceBergen Corp. 4.30%, 12/15/2047	150,000	175,935
AstraZeneca PLC:
4.00%, 9/18/2042	281,000	344,607
4.38%, 11/16/2045	248,000	323,060
4.38%, 8/17/2048	95,000	126,086
6.45%, 9/15/2037	1,222,000	1,862,352
Becton Dickinson & Co.:
3.79%, 5/20/2050	170,000	189,851
4.67%, 6/6/2047	487,000	602,341
4.69%, 12/15/2044	511,000	626,951

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042	$105,000	$119,956
4.13%, 6/15/2039	673,000	851,971
4.25%, 10/26/2049	525,000	691,645
4.35%, 11/15/2047	214,000	280,415
4.55%, 2/20/2048	668,000	897,946
4.63%, 5/15/2044	1,327,000	1,774,411
5.00%, 8/15/2045	265,000	370,730
5.25%, 8/15/2043	136,000	194,914
Cardinal Health, Inc.:
4.37%, 6/15/2047	927,000	1,010,347
4.50%, 11/15/2044	87,000	95,937
4.90%, 9/15/2045	439,000	517,203
Cigna Corp.:
3.20%, 3/15/2040	939,000	990,514
3.40%, 3/15/2050	155,000	162,176
3.88%, 10/15/2047	377,000	420,363
4.80%, 8/15/2038	696,000	864,724
4.90%, 12/15/2048	784,000	1,019,255
6.13%, 11/15/2041	413,000	600,717
CVS Health Corp.:
2.70%, 8/21/2040	75,000	71,740
4.13%, 4/1/2040	135,000	155,002
4.25%, 4/1/2050	170,000	199,636
4.78%, 3/25/2038	1,601,000	1,943,934
4.88%, 7/20/2035	164,000	208,296
5.05%, 3/25/2048	2,349,000	2,994,482
5.13%, 7/20/2045	868,000	1,095,633
5.30%, 12/5/2043	182,000	232,132
6.13%, 9/15/2039	833,000	1,151,206
Eli Lilly & Co.:
2.25%, 5/15/2050	337,000	318,876
2.50%, 9/15/2060	190,000	180,456
3.95%, 5/15/2047	95,000	118,222
3.95%, 3/15/2049	190,000	238,334
4.15%, 3/15/2059	1,070,000	1,384,976
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	146,000	188,366
5.38%, 4/15/2034	93,000	132,426
6.38%, 5/15/2038	890,000	1,372,060
Johnson & Johnson:
2.10%, 9/1/2040	225,000	224,890
2.25%, 9/1/2050	290,000	286,755
2.45%, 9/1/2060 (c)	225,000	223,405
3.40%, 1/15/2038	50,000	59,243
3.63%, 3/3/2037	494,000	602,053
3.70%, 3/1/2046 (c)	615,000	768,664
3.75%, 3/3/2047	277,000	350,283
4.38%, 12/5/2033	245,000	323,677
4.50%, 9/1/2040	1,181,000	1,618,159
4.50%, 12/5/2043 (c)	116,000	160,393
4.85%, 5/15/2041	375,000	534,315
5.85%, 7/15/2038 (c)	540,000	840,569
McKesson Corp. 6.00%, 3/1/2041	190,000	258,584
Security Description	Principal Amount	Value
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044 (c)	$318,000	$423,296
5.90%, 11/1/2039	92,000	133,600
Merck & Co., Inc.:
2.35%, 6/24/2040	595,000	604,347
2.45%, 6/24/2050	180,000	179,251
3.70%, 2/10/2045	779,000	939,965
3.90%, 3/7/2039	100,000	123,731
4.00%, 3/7/2049	747,000	947,211
4.15%, 5/18/2043	392,000	498,785
6.55%, 9/15/2037	100,000	160,024
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	83,000	119,115
Mylan NV 5.25%, 6/15/2046	952,000	1,187,058
Mylan, Inc. 5.20%, 4/15/2048	141,000	175,920
Novartis Capital Corp.:
2.20%, 8/14/2030	446,000	479,013
2.75%, 8/14/2050 (c)	25,000	26,925
4.00%, 11/20/2045	369,000	474,516
4.40%, 5/6/2044	272,000	365,255
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	200,000	212,714
Pfizer, Inc.:
2.55%, 5/28/2040	129,000	134,150
2.70%, 5/28/2050	137,000	142,881
3.90%, 3/15/2039	133,000	162,196
4.00%, 12/15/2036	188,000	231,612
4.00%, 3/15/2049	384,000	487,073
4.10%, 9/15/2038	133,000	165,246
4.13%, 12/15/2046	472,000	602,385
4.20%, 9/15/2048	251,000	325,605
4.30%, 6/15/2043	1,492,000	1,914,699
4.40%, 5/15/2044	213,000	280,444
5.60%, 9/15/2040	180,000	258,808
7.20%, 3/15/2039	220,000	365,130
Takeda Pharmaceutical Co., Ltd.:
3.03%, 7/9/2040	180,000	187,677
3.18%, 7/9/2050	393,000	402,102
3.38%, 7/9/2060 (c)	450,000	472,194
Upjohn, Inc.:
3.85%, 6/22/2040 (b)	301,000	324,963
4.00%, 6/22/2050 (b)	876,000	932,467
Wyeth LLC:
5.95%, 4/1/2037	889,000	1,311,835
6.00%, 2/15/2036	128,000	185,682
6.50%, 2/1/2034	237,000	368,075
Zoetis, Inc.:
3.00%, 5/15/2050	360,000	385,279
3.95%, 9/12/2047	55,000	66,905
4.45%, 8/20/2048	215,000	283,295
4.70%, 2/1/2043	206,000	270,663
		60,457,200

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 4.1%
Boardwalk Pipelines L.P. 3.40%, 2/15/2031	$105,000	$102,860
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	211,000	274,859
Enable Midstream Partners L.P. 5.00%, 5/15/2044	100,000	84,275
Enbridge Energy Partners L.P.:
7.38%, 10/15/2045	20,000	29,220
Series B, 7.50%, 4/15/2038	140,000	195,196
Enbridge, Inc.:
4.50%, 6/10/2044	234,000	264,191
5.50%, 12/1/2046	381,000	492,881
Energy Transfer Operating L.P.:
4.90%, 3/15/2035	138,000	134,702
5.00%, 5/15/2050	629,000	580,926
5.15%, 2/1/2043	102,000	93,196
5.30%, 4/15/2047	683,000	637,690
5.95%, 10/1/2043	165,000	162,966
6.05%, 6/1/2041	244,000	244,171
6.13%, 12/15/2045	311,000	314,710
6.25%, 4/15/2049	141,000	145,716
6.50%, 2/1/2042	190,000	199,033
6.63%, 10/15/2036	515,000	553,625
7.50%, 7/1/2038	455,000	519,387
Series 20Y, 5.80%, 6/15/2038	204,000	202,250
Series 30Y, 6.00%, 6/15/2048	322,000	324,769
Enterprise Products Operating LLC:
3.20%, 2/15/2052	267,000	245,856
3.70%, 1/31/2051	127,000	125,995
3.95%, 1/31/2060	380,000	377,652
4.20%, 1/31/2050	331,000	351,545
4.25%, 2/15/2048	720,000	760,968
4.45%, 2/15/2043	246,000	266,743
4.85%, 8/15/2042	330,000	374,788
4.85%, 3/15/2044	398,000	451,885
4.90%, 5/15/2046	190,000	215,070
4.95%, 10/15/2054	61,000	69,420
5.10%, 2/15/2045	107,000	124,353
5.70%, 2/15/2042	135,000	168,896
5.95%, 2/1/2041	141,000	178,041
6.45%, 9/1/2040	139,000	182,800
7.55%, 4/15/2038	627,000	879,230
Series D, 6.88%, 3/1/2033	122,000	162,722
Series H, 6.65%, 10/15/2034	471,000	625,446
Kinder Morgan Energy Partners L.P.:
5.00%, 8/15/2042	122,000	134,872
5.00%, 3/1/2043	232,000	257,450
5.40%, 9/1/2044	178,000	205,894
5.50%, 3/1/2044	466,000	545,253
5.80%, 3/15/2035	123,000	149,813
6.38%, 3/1/2041	1,046,000	1,290,607
Security Description	Principal Amount	Value
6.50%, 2/1/2037	$171,000	$212,228
6.50%, 9/1/2039	215,000	270,249
7.30%, 8/15/2033	79,000	107,121
7.40%, 3/15/2031 (c)	102,000	133,622
7.50%, 11/15/2040	121,000	162,155
7.75%, 3/15/2032	100,000	136,496
Series MTN, 6.95%, 1/15/2038	390,000	509,359
Kinder Morgan, Inc.:
2.00%, 2/15/2031	125,000	120,162
3.25%, 8/1/2050 (c)	221,000	199,881
5.05%, 2/15/2046	172,000	194,185
5.20%, 3/1/2048	128,000	149,435
5.30%, 12/1/2034	165,000	195,492
5.55%, 6/1/2045	514,000	610,832
Series GMTN, 7.75%, 1/15/2032	183,000	254,827
Series GMTN, 7.80%, 8/1/2031	230,000	316,807
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	115,000	118,675
4.20%, 10/3/2047	235,000	247,587
4.25%, 9/15/2046	124,000	129,594
4.85%, 2/1/2049	113,000	129,835
5.15%, 10/15/2043	262,000	304,942
MPLX L.P.:
4.50%, 4/15/2038	290,000	295,861
4.70%, 4/15/2048	464,000	469,744
4.90%, 4/15/2058	98,000	99,409
5.20%, 3/1/2047	94,000	101,685
5.20%, 12/1/2047	236,000	253,034
5.50%, 2/15/2049	833,000	937,125
ONEOK Partners L.P.:
6.13%, 2/1/2041	62,000	65,842
6.65%, 10/1/2036	388,000	436,562
6.85%, 10/15/2037	224,000	254,038
ONEOK, Inc.:
4.45%, 9/1/2049	86,000	76,124
4.50%, 3/15/2050	138,000	123,336
4.95%, 7/13/2047	384,000	361,002
5.20%, 7/15/2048	192,000	185,428
6.00%, 6/15/2035	103,000	114,127
6.35%, 1/15/2031	180,000	209,228
7.15%, 1/15/2051	205,000	243,919
Phillips 66 Partners L.P.:
4.68%, 2/15/2045	196,000	197,778
4.90%, 10/1/2046	193,000	199,394
Plains All American Pipeline L.P./PAA Finance Corp.:
3.80%, 9/15/2030	312,000	302,169
4.30%, 1/31/2043	280,000	238,344
4.70%, 6/15/2044	165,000	146,741
4.90%, 2/15/2045	122,000	111,296
5.15%, 6/1/2042	215,000	203,302

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Spectra Energy Partners L.P.:
4.50%, 3/15/2045	$631,000	$712,752
5.95%, 9/25/2043	10,000	12,575
Sunoco Logistics Partners Operations L.P.:
4.95%, 1/15/2043	106,000	93,383
5.30%, 4/1/2044	345,000	321,647
5.35%, 5/15/2045	75,000	69,714
5.40%, 10/1/2047	355,000	334,382
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	190,000	249,487
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	160,000	214,690
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	486,000	573,422
4.75%, 5/15/2038	212,000	252,240
4.88%, 5/15/2048	292,000	361,549
5.00%, 10/16/2043	171,000	205,094
5.10%, 3/15/2049	301,000	387,426
5.60%, 3/31/2034	95,000	119,577
5.85%, 3/15/2036	170,000	222,028
6.10%, 6/1/2040	473,000	626,176
7.25%, 8/15/2038	250,000	366,767
7.63%, 1/15/2039	402,000	613,179
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	58,000	63,850
5.40%, 8/15/2041	140,000	163,121
Williams Cos., Inc.:
3.50%, 11/15/2030 (c)	215,000	233,950
4.90%, 1/15/2045	174,000	187,555
5.10%, 9/15/2045	229,000	257,201
5.40%, 3/4/2044	984,000	1,111,635
5.75%, 6/24/2044	237,000	280,755
5.80%, 11/15/2043	130,000	152,378
6.30%, 4/15/2040	379,000	467,455
8.75%, 3/15/2032	100,000	143,058
Series A, 7.50%, 1/15/2031	104,000	137,233
		32,765,173
REAL ESTATE INVESTMENT TRUSTS — 1.5%
Agree L.P. 2.90%, 10/1/2030	115,000	118,577
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	220,000	216,619
4.70%, 7/1/2030	109,000	134,635
4.85%, 4/15/2049	312,000	417,197
4.90%, 12/15/2030	339,000	428,167
American Tower Corp.:
3.10%, 6/15/2050	471,000	465,828
3.70%, 10/15/2049	163,000	178,873
Security Description	Principal Amount	Value
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	$81,000	$98,345
Series MTN, 4.15%, 7/1/2047	90,000	112,280
Boston Properties L.P. 3.25%, 1/30/2031	374,000	403,456
Camden Property Trust 3.35%, 11/1/2049	35,000	38,347
Crown Castle International Corp.:
2.25%, 1/15/2031	575,000	582,257
3.25%, 1/15/2051	321,000	320,608
4.00%, 11/15/2049	56,000	63,550
4.15%, 7/1/2050	63,000	72,357
4.75%, 5/15/2047	78,000	96,548
5.20%, 2/15/2049	86,000	114,267
CubeSmart L.P. 2.00%, 2/15/2031	125,000	123,900
CyrusOne L.P./CyrusOne Finance Corp. 2.15%, 11/1/2030	100,000	98,061
Equinix, Inc.:
2.95%, 9/15/2051	190,000	187,517
3.00%, 7/15/2050	145,000	144,278
ERP Operating L.P.:
4.00%, 8/1/2047	219,000	266,856
4.50%, 6/1/2045	127,000	163,816
Essex Portfolio L.P.:
1.65%, 1/15/2031 (c)	100,000	97,641
2.65%, 3/15/2032	306,000	322,949
2.65%, 9/1/2050	105,000	98,020
Federal Realty Investment Trust 4.50%, 12/1/2044	232,000	264,276
GLP Capital L.P./GLP Financing II, Inc. 4.00%, 1/15/2031	45,000	46,841
HCP, Inc. 6.75%, 2/1/2041	392,000	570,372
Healthcare Realty Trust, Inc. 2.05%, 3/15/2031	145,000	143,783
Healthcare Trust of America Holdings L.P. 2.00%, 3/15/2031	125,000	123,139
Highwoods Realty L.P. 2.60%, 2/1/2031	167,000	166,035
Kilroy Realty L.P. 2.50%, 11/15/2032	130,000	127,169
Kimco Realty Corp.:
2.70%, 10/1/2030	159,000	162,024
3.70%, 10/1/2049	83,000	81,563
4.13%, 12/1/2046	78,000	81,808
4.25%, 4/1/2045	272,000	289,843
4.45%, 9/1/2047	116,000	126,488
Life Storage L.P. 2.20%, 10/15/2030	95,000	95,222

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Mid-America Apartments L.P. 1.70%, 2/15/2031 (c)	$130,000	$127,724
National Retail Properties, Inc. 4.80%, 10/15/2048	190,000	221,690
Prologis L.P.:
1.25%, 10/15/2030	125,000	122,446
2.13%, 10/15/2050	105,000	94,656
3.00%, 4/15/2050	221,000	237,323
4.38%, 9/15/2048	90,000	122,342
Realty Income Corp. 4.65%, 3/15/2047 (c)	155,000	203,585
Regency Centers L.P.:
4.40%, 2/1/2047	71,000	79,257
4.65%, 3/15/2049	123,000	143,215
Retail Properties of America, Inc. 4.75%, 9/15/2030	190,000	189,816
Simon Property Group L.P.:
3.25%, 9/13/2049	225,000	205,340
3.80%, 7/15/2050	242,000	245,432
4.25%, 10/1/2044	288,000	310,185
4.25%, 11/30/2046	214,000	229,363
4.75%, 3/15/2042	354,000	406,045
6.75%, 2/1/2040	170,000	238,435
Spirit Realty L.P. 3.20%, 2/15/2031	200,000	194,908
UDR, Inc.:
3.00%, 8/15/2031 (c)	122,000	132,265
3.10%, 11/1/2034	120,000	130,314
Series MTN, 2.10%, 8/1/2032	130,000	129,285
Ventas Realty L.P.:
4.75%, 11/15/2030 (c)	48,000	55,957
5.70%, 9/30/2043	151,000	179,498
Welltower, Inc.:
4.95%, 9/1/2048	293,000	351,744
6.50%, 3/15/2041	117,000	154,529
		12,148,866
RETAIL — 3.3%
AutoZone, Inc. 1.65%, 1/15/2031	120,000	117,857
Costco Wholesale Corp. 1.75%, 4/20/2032	288,000	294,656
Dollar General Corp. 4.13%, 4/3/2050	150,000	178,998
Home Depot, Inc.:
3.13%, 12/15/2049	235,000	261,790
3.35%, 4/15/2050	582,000	671,808
3.50%, 9/15/2056	211,000	248,227
3.90%, 6/15/2047	304,000	372,762
4.20%, 4/1/2043	422,000	530,176
4.25%, 4/1/2046	283,000	361,572
4.40%, 3/15/2045	390,000	504,672
4.50%, 12/6/2048	484,000	647,282
4.88%, 2/15/2044	641,000	876,497
Security Description	Principal Amount	Value
5.40%, 9/15/2040	$368,000	$524,098
5.88%, 12/16/2036	712,000	1,067,181
5.95%, 4/1/2041	270,000	407,487
Kohl's Corp. 5.55%, 7/17/2045	53,000	48,725
Lowe's Cos., Inc.:
3.70%, 4/15/2046	202,000	231,446
4.05%, 5/3/2047	290,000	345,106
4.25%, 9/15/2044	227,000	269,708
4.38%, 9/15/2045	1,028,000	1,262,199
4.55%, 4/5/2049	185,000	237,338
4.65%, 4/15/2042	117,000	147,636
5.00%, 4/15/2040	100,000	131,802
5.13%, 4/15/2050	372,000	513,241
5.50%, 10/15/2035	190,000	261,501
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	441,000	493,051
Series MTN, 3.63%, 9/1/2049	402,000	450,083
Series MTN, 3.70%, 2/15/2042	265,000	297,423
Series MTN, 4.20%, 4/1/2050	68,000	83,037
Series MTN, 4.45%, 3/1/2047	30,000	37,427
Series MTN, 4.45%, 9/1/2048	171,000	213,095
Series MTN, 4.60%, 5/26/2045	198,000	245,954
Series MTN, 4.70%, 12/9/2035	142,000	182,091
Series MTN, 4.88%, 7/15/2040	240,000	310,414
Series MTN, 4.88%, 12/9/2045	188,000	243,676
Series MTN, 5.70%, 2/1/2039	396,000	554,970
Series MTN, 6.30%, 10/15/2037	214,000	318,952
Series MTN, 6.30%, 3/1/2038 (c)	363,000	545,037
O'Reilly Automotive, Inc. 1.75%, 3/15/2031	115,000	114,269
Ross Stores, Inc. 5.45%, 4/15/2050	304,000	398,450
Starbucks Corp.:
2.55%, 11/15/2030	185,000	196,161
3.35%, 3/12/2050	190,000	195,884
3.50%, 11/15/2050	100,000	106,323
3.75%, 12/1/2047	697,000	757,200
4.30%, 6/15/2045	262,000	304,939
4.45%, 8/15/2049	41,000	49,803
4.50%, 11/15/2048	287,000	348,828
Target Corp.:
2.65%, 9/15/2030	257,000	287,174

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 4/15/2046 (c)	$273,000	$342,790
3.90%, 11/15/2047	238,000	314,296
4.00%, 7/1/2042	438,000	572,891
6.35%, 11/1/2032	40,000	60,121
6.50%, 10/15/2037	77,000	123,480
7.00%, 1/15/2038	139,000	233,139
Walgreen Co. 4.40%, 9/15/2042	170,000	177,813
Walgreens Boots Alliance, Inc.:
4.10%, 4/15/2050	520,000	519,574
4.65%, 6/1/2046	307,000	325,899
4.80%, 11/18/2044	283,000	308,614
Walmart, Inc.:
3.63%, 12/15/2047	429,000	524,993
3.95%, 6/28/2038	724,000	906,064
4.05%, 6/29/2048	656,000	855,581
4.30%, 4/22/2044	125,000	163,675
4.88%, 7/8/2040	44,000	60,631
5.00%, 10/25/2040	125,000	175,351
5.25%, 9/1/2035	1,325,000	1,910,756
5.63%, 4/1/2040	200,000	296,758
6.20%, 4/15/2038 (c)	77,000	122,803
6.50%, 8/15/2037	453,000	723,758
		25,966,993
SEMICONDUCTORS — 1.7%
Analog Devices, Inc. 5.30%, 12/15/2045	134,000	187,049
Applied Materials, Inc.:
4.35%, 4/1/2047	396,000	526,106
5.10%, 10/1/2035	96,000	132,633
5.85%, 6/15/2041	119,000	178,318
Broadcom, Inc.:
4.15%, 11/15/2030	863,000	968,105
4.30%, 11/15/2032	350,000	400,197
Intel Corp.:
3.10%, 2/15/2060	287,000	309,624
3.25%, 11/15/2049	530,000	592,031
3.73%, 12/8/2047	985,000	1,172,022
4.00%, 12/15/2032	150,000	188,172
4.10%, 5/19/2046	339,000	424,570
4.10%, 5/11/2047	467,000	586,930
4.25%, 12/15/2042 (c)	94,000	119,454
4.60%, 3/25/2040 (c)	200,000	265,370
4.75%, 3/25/2050	462,000	636,558
4.80%, 10/1/2041	134,000	180,887
4.90%, 7/29/2045	293,000	405,418
4.95%, 3/25/2060	221,000	321,522
KLA Corp. 3.30%, 3/1/2050	272,000	286,005
KLA-Tencor Corp. 5.00%, 3/15/2049	122,000	163,633
Lam Research Corp.:
2.88%, 6/15/2050 (c)	30,000	31,106
4.88%, 3/15/2049	464,000	655,071
Security Description	Principal Amount	Value
NVIDIA Corp.:
3.50%, 4/1/2040	$212,000	$248,004
3.50%, 4/1/2050	883,000	1,031,061
QUALCOMM, Inc.:
1.65%, 5/20/2032 (b)	1,091,000	1,079,588
3.25%, 5/20/2050	340,000	378,175
4.30%, 5/20/2047	375,000	481,425
4.65%, 5/20/2035	588,000	791,125
4.80%, 5/20/2045	465,000	626,653
Texas Instruments, Inc.:
3.88%, 3/15/2039	160,000	197,813
4.15%, 5/15/2048	194,000	255,234
		13,819,859
SOFTWARE — 3.2%
Activision Blizzard, Inc.:
2.50%, 9/15/2050	205,000	189,742
4.50%, 6/15/2047	271,000	343,875
Fiserv, Inc. 4.40%, 7/1/2049	612,000	761,340
Microsoft Corp.:
2.53%, 6/1/2050	2,512,000	2,616,248
2.68%, 6/1/2060	1,039,000	1,095,646
3.45%, 8/8/2036	405,000	490,301
3.50%, 2/12/2035	439,000	540,971
3.50%, 11/15/2042	364,000	445,452
3.70%, 8/8/2046	1,762,000	2,219,486
3.75%, 2/12/2045	36,000	45,381
3.95%, 8/8/2056	975,000	1,282,340
4.00%, 2/12/2055	235,000	316,785
4.10%, 2/6/2037	292,000	377,480
4.20%, 11/3/2035	1,029,000	1,354,658
4.45%, 11/3/2045	110,000	152,981
4.50%, 10/1/2040	198,000	269,440
4.75%, 11/3/2055	370,000	552,673
5.30%, 2/8/2041	37,000	55,745
Oracle Corp.:
3.60%, 4/1/2040	235,000	268,213
3.60%, 4/1/2050	1,545,000	1,729,334
3.80%, 11/15/2037	495,000	579,511
3.85%, 4/1/2060	1,015,000	1,189,621
3.90%, 5/15/2035	851,000	1,038,952
4.00%, 7/15/2046	973,000	1,148,393
4.00%, 11/15/2047	540,000	640,510
4.13%, 5/15/2045	659,000	789,218
4.30%, 7/8/2034	1,219,000	1,536,098
4.38%, 5/15/2055	350,000	441,672
4.50%, 7/8/2044	504,000	632,112
5.38%, 7/15/2040	422,000	589,977
6.13%, 7/8/2039	400,000	595,224
6.50%, 4/15/2038	426,000	659,111
ServiceNow, Inc. 1.40%, 9/1/2030	330,000	321,984
		25,270,474

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 8.1%
America Movil SAB de CV:
4.38%, 7/16/2042	$469,000	$574,098
4.38%, 4/22/2049	400,000	500,484
6.13%, 11/15/2037	92,000	130,635
6.13%, 3/30/2040	650,000	937,170
6.38%, 3/1/2035	129,000	187,429
AT&T, Inc.:
2.25%, 2/1/2032	475,000	475,138
2.75%, 6/1/2031	236,000	248,449
3.10%, 2/1/2043	490,000	474,433
3.30%, 2/1/2052	730,000	688,288
3.50%, 6/1/2041	776,000	812,216
3.50%, 9/15/2053 (b)	2,185,000	2,128,583
3.50%, 2/1/2061	405,000	386,532
3.55%, 9/15/2055 (b)	5,709,000	5,561,308
3.65%, 6/1/2051	716,000	723,890
3.65%, 9/15/2059 (b)	2,247,000	2,226,238
4.30%, 12/15/2042	539,000	607,318
4.35%, 6/15/2045	418,000	470,388
4.50%, 5/15/2035	1,080,000	1,273,871
4.50%, 3/9/2048	1,104,000	1,253,912
4.55%, 3/9/2049	725,000	834,084
4.65%, 6/1/2044	97,000	110,221
4.75%, 5/15/2046	1,100,000	1,281,654
4.80%, 6/15/2044	894,000	1,065,407
4.85%, 3/1/2039	158,000	189,764
4.90%, 8/15/2037	1,116,000	1,354,333
4.90%, 6/15/2042	141,000	169,326
5.25%, 3/1/2037	985,000	1,229,920
5.35%, 9/1/2040	548,000	689,236
5.65%, 2/15/2047	90,000	118,349
6.00%, 8/15/2040	190,000	257,076
6.15%, 9/15/2034	93,000	126,472
Bell Canada, Inc.:
4.30%, 7/29/2049	182,000	222,701
4.46%, 4/1/2048	372,000	463,069
British Telecommunications PLC 9.63%, 12/15/2030	898,000	1,439,018
Cisco Systems, Inc.:
5.50%, 1/15/2040	1,129,000	1,669,554
5.90%, 2/15/2039	602,000	910,266
Corning, Inc.:
3.90%, 11/15/2049	131,000	150,140
4.70%, 3/15/2037	372,000	448,673
4.75%, 3/15/2042	95,000	118,323
5.35%, 11/15/2048	474,000	643,152
5.45%, 11/15/2079	592,000	772,826
5.75%, 8/15/2040	309,000	414,372
5.85%, 11/15/2068	37,000	48,128
Deutsche Telekom International Finance B.V. 9.25%, 6/1/2032	143,000	242,007
Security Description	Principal Amount	Value
Juniper Networks, Inc. 5.95%, 3/15/2041 (c)	$78,000	$99,310
Koninklijke KPN NV 8.38%, 10/1/2030	40,000	58,046
Motorola Solutions, Inc.:
2.30%, 11/15/2030	173,000	172,273
5.50%, 9/1/2044	65,000	75,496
Orange SA:
5.38%, 1/13/2042	542,000	761,407
5.50%, 2/6/2044	111,000	159,760
9.00%, 3/1/2031	610,000	994,056
Rogers Communications, Inc.:
3.70%, 11/15/2049	209,000	233,758
4.35%, 5/1/2049	388,000	472,681
5.00%, 3/15/2044	212,000	275,441
5.45%, 10/1/2043	130,000	179,322
7.50%, 8/15/2038	251,000	389,999
Telefonica Emisiones SA:
4.67%, 3/6/2038	171,000	195,468
4.90%, 3/6/2048	402,000	461,830
5.21%, 3/8/2047	1,303,000	1,543,820
5.52%, 3/1/2049	410,000	510,975
7.05%, 6/20/2036	448,000	644,148
Telefonica Europe B.V. 8.25%, 9/15/2030	135,000	203,513
TELUS Corp.:
4.30%, 6/15/2049	282,000	341,071
4.60%, 11/16/2048	119,000	148,522
T-Mobile USA, Inc.:
2.55%, 2/15/2031 (b) (c)	445,000	461,060
3.00%, 2/15/2041 (b)	260,000	258,476
3.30%, 2/15/2051 (b)	240,000	238,738
4.38%, 4/15/2040 (b)	722,000	845,809
4.50%, 4/15/2050 (b)	1,001,000	1,196,295
Verizon Communications, Inc.:
3.85%, 11/1/2042	1,438,000	1,712,054
4.13%, 8/15/2046	248,000	307,743
4.27%, 1/15/2036	642,000	790,880
4.40%, 11/1/2034	1,224,000	1,526,928
4.50%, 8/10/2033	634,000	801,820
4.52%, 9/15/2048	1,302,000	1,712,078
4.67%, 3/15/2055	693,000	960,463
4.75%, 11/1/2041	681,000	904,109
4.81%, 3/15/2039	487,000	644,082
4.86%, 8/21/2046	1,137,000	1,553,654
5.01%, 4/15/2049	1,252,000	1,794,654
5.01%, 8/21/2054	108,000	154,831
5.25%, 3/16/2037	328,000	454,621
5.50%, 3/16/2047	706,000	1,064,182
6.55%, 9/15/2043	139,000	227,911
Vodafone Group PLC:
4.25%, 9/17/2050 (c)	88,000	102,021
4.88%, 6/19/2049	1,252,000	1,549,801
5.13%, 6/19/2059	389,000	493,874
5.25%, 5/30/2048	935,000	1,206,365

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.15%, 2/27/2037	$561,000	$775,280
6.25%, 11/30/2032	36,000	48,941
		64,336,017
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
5.10%, 5/15/2044	59,000	61,264
6.35%, 3/15/2040 (c)	168,000	198,358
		259,622
TRANSPORTATION — 3.4%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	190,000	207,210
3.55%, 2/15/2050	163,000	191,318
3.90%, 8/1/2046	304,000	370,056
4.05%, 6/15/2048	406,000	505,669
4.13%, 6/15/2047	200,000	251,452
4.15%, 4/1/2045	648,000	812,508
4.15%, 12/15/2048	257,000	324,807
4.38%, 9/1/2042	112,000	141,748
4.40%, 3/15/2042	126,000	159,386
4.45%, 3/15/2043	167,000	213,985
4.55%, 9/1/2044	355,000	465,238
4.70%, 9/1/2045	366,000	490,070
4.90%, 4/1/2044	230,000	312,667
4.95%, 9/15/2041	80,000	106,989
5.05%, 3/1/2041	182,000	246,366
5.15%, 9/1/2043	266,000	368,628
6.15%, 5/1/2037	71,000	106,173
6.20%, 8/15/2036	212,000	310,256
Canadian National Railway Co.:
2.45%, 5/1/2050	125,000	124,559
3.20%, 8/2/2046	510,000	579,319
3.65%, 2/3/2048	145,000	175,628
4.45%, 1/20/2049	207,000	282,416
6.20%, 6/1/2036	87,000	131,150
6.25%, 8/1/2034	87,000	131,349
6.38%, 11/15/2037	10,000	15,327
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	64,000	84,398
4.80%, 8/1/2045	140,000	186,263
5.75%, 1/15/2042	61,000	86,562
5.95%, 5/15/2037	331,000	484,902
6.13%, 9/15/2115	426,000	652,117
7.13%, 10/15/2031	108,000	161,094
CSX Corp.:
3.35%, 9/15/2049	81,000	89,863
3.80%, 11/1/2046	163,000	189,595
3.80%, 4/15/2050	510,000	607,089
3.95%, 5/1/2050	340,000	418,673
4.10%, 3/15/2044	195,000	233,317
4.30%, 3/1/2048	224,000	280,150
4.40%, 3/1/2043	130,000	158,527
4.50%, 3/15/2049	202,000	260,832
Security Description	Principal Amount	Value
4.50%, 8/1/2054	$409,000	$536,772
4.65%, 3/1/2068	128,000	167,909
4.75%, 5/30/2042	60,000	76,598
4.75%, 11/15/2048	149,000	198,785
5.50%, 4/15/2041	122,000	166,537
6.00%, 10/1/2036	106,000	148,103
6.15%, 5/1/2037	114,000	162,358
FedEx Corp.:
3.88%, 8/1/2042 (c)	158,000	173,816
3.90%, 2/1/2035	125,000	145,205
4.05%, 2/15/2048	630,000	723,473
4.10%, 4/15/2043	299,000	338,157
4.10%, 2/1/2045	77,000	87,675
4.40%, 1/15/2047	163,000	191,623
4.55%, 4/1/2046	655,000	791,384
4.75%, 11/15/2045	439,000	542,942
4.90%, 1/15/2034	100,000	129,170
4.95%, 10/17/2048	236,000	301,901
5.10%, 1/15/2044	66,000	84,597
5.25%, 5/15/2050	293,000	394,914
Kansas City Southern:
3.50%, 5/1/2050	155,000	161,826
4.20%, 11/15/2069	122,000	129,812
4.95%, 8/15/2045	155,000	173,797
Norfolk Southern Corp.:
3.05%, 5/15/2050	190,000	201,351
3.16%, 5/15/2055	473,000	502,047
3.40%, 11/1/2049	124,000	138,444
3.94%, 11/1/2047	199,000	238,301
3.95%, 10/1/2042	165,000	196,132
4.05%, 8/15/2052	62,000	76,099
4.10%, 5/15/2049	315,000	396,862
4.45%, 6/15/2045	128,000	163,113
4.65%, 1/15/2046	112,000	145,850
4.84%, 10/1/2041	159,000	208,427
5.10%, 8/1/2118	25,000	32,403
Union Pacific Corp.:
2.97%, 9/16/2062 (b)	1,171,000	1,149,126
3.25%, 2/5/2050	150,000	165,619
3.35%, 8/15/2046	133,000	148,890
3.60%, 9/15/2037	133,000	154,143
3.75%, 2/5/2070	446,000	504,341
3.80%, 10/1/2051	233,000	275,665
3.84%, 3/20/2060	16,000	18,625
3.88%, 2/1/2055	70,000	83,059
3.95%, 8/15/2059	160,000	192,158
4.00%, 4/15/2047	668,000	813,958
4.05%, 11/15/2045	101,000	121,901
4.05%, 3/1/2046	125,000	151,959
4.10%, 9/15/2067	124,000	147,373
4.15%, 1/15/2045	245,000	297,572
4.30%, 3/1/2049	105,000	135,430
4.38%, 11/15/2065	199,000	249,407
Series MTN, 3.55%, 8/15/2039	185,000	211,525

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
United Parcel Service, Inc.:
3.40%, 11/15/2046	$755,000	$851,610
3.40%, 9/1/2049 (c)	182,000	208,858
3.63%, 10/1/2042	125,000	144,933
3.75%, 11/15/2047	323,000	391,356
4.88%, 11/15/2040	133,000	177,712
5.30%, 4/1/2050	394,000	579,704
6.20%, 1/15/2038	308,000	462,256
		26,681,219
TRUCKING & LEASING — 0.0% (a)
GATX Corp. 5.20%, 3/15/2044	66,000	82,212
WATER — 0.3%
American Water Capital Corp.:
3.45%, 5/1/2050	150,000	169,233
3.75%, 9/1/2047	449,000	527,530
4.00%, 12/1/2046	284,000	343,191
4.15%, 6/1/2049	134,000	166,905
4.20%, 9/1/2048	95,000	119,046
4.30%, 12/1/2042	97,000	119,794
4.30%, 9/1/2045	98,000	122,303
6.59%, 10/15/2037	33,000	50,162
Aqua America, Inc. 4.28%, 5/1/2049	386,000	469,106
Essential Utilities, Inc. 3.35%, 4/15/2050	210,000	224,255
Veolia Environnement SA 6.75%, 6/1/2038	89,000	128,372
		2,439,897
TOTAL CORPORATE BONDS & NOTES (Cost $777,637,013)		781,159,058
	Shares
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f) (g)	791,746	791,905
State Street Navigator Securities Lending Portfolio II (h) (i)	17,516,898	17,516,898
TOTAL SHORT-TERM INVESTMENTS (Cost $18,308,862)		18,308,803
TOTAL INVESTMENTS — 101.2% (Cost $795,945,875)		799,467,861
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(9,727,354)
NET ASSETS — 100.0%		$789,740,507

(a)	Amount is less than 0.05% of net assets.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.8% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2020.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2020. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$781,159,058	$—	$781,159,058
Short-Term Investments	18,308,803	—	—	18,308,803
TOTAL INVESTMENTS	$18,308,803	$781,159,058	$—	$799,467,861
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	605,978	$606,220	$20,164,518	$19,978,699	$(74)	$(60)	791,746	$791,905	$514
State Street Navigator Securities Lending Portfolio II	14,414,590	14,414,590	26,851,223	23,748,915	—	—	17,516,898	17,516,898	10,513
Total		$15,020,810	$47,015,741	$43,727,614	$(74)	$(60)		$18,308,803	$11,027
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Bond:
1.25%, 5/15/2050 (a)	$83,421,800	$79,276,779
2.00%, 2/15/2050 (a)	73,495,000	83,336,440
Treasury Bonds:
1.13%, 5/15/2040	74,490,400	73,477,796
1.13%, 8/15/2040	17,937,300	17,634,608
1.38%, 8/15/2050	21,012,500	20,618,516
2.25%, 8/15/2046	48,816,400	57,763,531
2.25%, 8/15/2049	69,380,500	82,714,565
2.38%, 11/15/2049	62,210,600	76,139,942
2.50%, 2/15/2045	50,441,000	62,200,058
2.50%, 2/15/2046	47,095,600	58,258,729
2.50%, 5/15/2046	46,252,400	57,251,799
2.75%, 8/15/2042	26,424,400	33,909,937
2.75%, 11/15/2042	34,283,200	43,973,561
2.75%, 8/15/2047	46,621,000	60,636,438
2.75%, 11/15/2047	50,196,400	65,365,125
2.88%, 5/15/2043	42,768,100	55,919,291
2.88%, 8/15/2045	42,506,900	55,949,707
2.88%, 11/15/2046	43,568,400	57,700,900
2.88%, 5/15/2049	67,107,000	90,049,206
3.00%, 5/15/2042	19,609,200	26,110,875
3.00%, 11/15/2044	45,730,400	61,214,428
3.00%, 5/15/2045	42,757,800	57,355,580
3.00%, 11/15/2045	33,209,100	44,702,562
3.00%, 2/15/2047	44,483,500	60,295,994
3.00%, 5/15/2047	37,133,700	50,403,196
3.00%, 2/15/2048	53,951,700	73,467,041
3.00%, 8/15/2048	63,051,700	86,114,830
3.00%, 2/15/2049	67,826,000	92,932,218
3.13%, 11/15/2041	17,268,200	23,366,033
3.13%, 2/15/2042	23,005,500	31,211,993
3.13%, 2/15/2043	30,579,600	41,497,473
3.13%, 8/15/2044	46,130,300	62,888,573
3.13%, 5/15/2048	60,093,500	83,717,757
3.38%, 5/15/2044	43,071,300	60,892,050
3.38%, 11/15/2048	63,243,000	92,216,199
3.50%, 2/15/2039 (a)	12,533,600	17,607,750
3.63%, 8/15/2043	36,804,800	53,746,509
3.63%, 2/15/2044	45,652,000	66,808,849
3.75%, 8/15/2041	16,762,100	24,642,906
3.75%, 11/15/2043 (a)	35,055,000	52,155,267
3.88%, 8/15/2040	18,989,200	28,148,522
4.25%, 5/15/2039	9,504,200	14,596,372
Security Description	Principal Amount	Value
4.25%, 11/15/2040	$17,302,500	$26,905,388
4.38%, 2/15/2038 (a)	9,565,600	14,731,024
4.38%, 11/15/2039	19,313,000	30,209,757
4.38%, 5/15/2040	18,640,300	29,294,396
4.38%, 5/15/2041	16,798,400	26,625,464
4.50%, 2/15/2036 (a)	10,443,700	15,818,942
4.50%, 5/15/2038	10,848,000	16,960,170
4.50%, 8/15/2039	16,172,700	25,598,352
4.63%, 2/15/2040	19,117,000	30,820,188
4.75%, 2/15/2037	6,900,400	10,879,990
4.75%, 2/15/2041	19,785,500	32,686,264
5.00%, 5/15/2037 (a)	9,374,900	15,201,986
5.38%, 2/15/2031	2,015,900	2,969,673
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,472,044,799)		2,616,971,499
	Shares
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (b) (c)	461,919	461,919
State Street Navigator Securities Lending Portfolio II (d) (e)	122,224,318	122,224,318
TOTAL SHORT-TERM INVESTMENTS (Cost $122,686,237)		122,686,237
TOTAL INVESTMENTS — 104.0% (Cost $2,594,731,036)		2,739,657,736
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(104,910,051)
NET ASSETS — 100.0%		$2,634,747,685
(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$2,616,971,499	$—	$2,616,971,499
Short-Term Investments	122,686,237	—	—	122,686,237
TOTAL INVESTMENTS	$122,686,237	$2,616,971,499	$—	$2,739,657,736
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	796,152	$796,152	$21,670,443	$22,004,676	$—	$—	461,919	$461,919	$814
State Street Navigator Securities Lending Portfolio II	389,640,906	389,640,906	184,651,764	452,068,352	—	—	122,224,318	122,224,318	102,432
Total		$390,437,058	$206,322,207	$474,073,028	$—	$—		$122,686,237	$103,246
See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.6%
Federal Home Loan Mortgage Corp.:
2.00%, 2/1/2032	$3,578,668	$3,738,254
2.00%, 7/1/2035	2,170,238	2,256,514
2.00%, 9/1/2035	7,009,106	7,404,291
2.00%, 10/1/2050	15,000,000	15,518,584
2.50%, 5/1/2028	252,276	263,576
2.50% 6/1/2028	131,305	137,328
2.50%, 10/1/2029	48,258	50,572
2.50%, 1/1/2031	171,335	179,675
2.50%, 6/1/2031	869,386	911,461
2.50%, 9/1/2032	1,943,203	2,037,305
2.50%, 2/1/2033	200,438	209,810
2.50%, 12/1/2033	4,602,080	4,816,335
2.50%, 1/1/2035	2,973,014	3,173,272
2.50%, 5/1/2035	3,742,925	3,923,043
2.50%, 8/1/2035	4,913,733	5,150,193
2.50%, 2/1/2040	7,934,579	8,317,938
2.50%, 9/1/2046	219,680	231,624
2.50% 7/1/2050	6,331,906	6,792,398
2.50%, 8/1/2050	19,803,501	20,780,877
2.50% 9/1/2050	33,507,402	35,715,546
3.00%, 10/1/2026	179,473	188,625
3.00%, 3/1/2027	324,977	341,777
3.00%, 2/1/2029	37,408	39,489
3.00%, 7/1/2029	74,922	79,114
3.00%, 8/1/2029	213,172	225,101
3.00%, 9/1/2029	51,005	53,859
3.00%, 10/1/2030	198,357	210,590
3.00%, 11/1/2030	275,887	292,586
3.00%, 2/1/2031	927,672	980,179
3.00%, 11/1/2031	348,373	367,765
3.00%, 2/1/2032	188,883	199,583
3.00%, 5/1/2032	626,969	660,894
3.00%, 12/1/2032	5,730,394	6,040,466
3.00%, 2/1/2033	297,549	313,665
3.00%, 3/1/2033	4,739,339	5,030,648
3.00%, 4/1/2033	3,919,032	4,160,863
3.00%, 5/1/2033	190,698	200,417
3.00%, 7/1/2033	1,358,143	1,463,350
3.00%, 9/1/2034	2,508,438	2,724,224
3.00%, 12/1/2034	5,821,342	6,297,051
3.00%, 1/1/2035	5,339,929	5,697,937
3.00%, 4/1/2035	521,557	549,636
3.00%, 6/1/2035	576,008	607,018
3.00% 7/1/2035	9,751,899	10,387,092
3.00%, 4/1/2036	344,080	362,604
3.00%, 8/1/2036	738,714	780,643
3.00%, 9/1/2036	424,546	448,643
3.00%, 1/1/2038	287,995	303,130
3.00% 2/1/2038	1,707,177	1,800,935
3.00% 11/1/2042	1,282,528	1,380,496
Security Description	Principal Amount	Value
3.00%, 1/1/2043	$751,228	$802,199
3.00% 2/1/2043	1,103,520	1,178,371
3.00%, 3/1/2043	310,790	331,713
3.00%, 5/1/2043	1,149,079	1,266,625
3.00%, 6/1/2043	86,953	92,808
3.00%, 7/1/2043	164,729	175,819
3.00%, 8/1/2043	84,620	90,316
3.00%, 9/1/2043	91,552	97,716
3.00%, 10/1/2043	94,192	100,533
3.00%, 12/1/2044	226,452	241,207
3.00%, 1/1/2045	950,763	1,012,005
3.00%, 6/1/2045	111,894	118,044
3.00% 7/1/2045	926,008	976,903
3.00%, 8/1/2045	877,483	936,965
3.00%, 5/1/2046	285,383	300,752
3.00% 6/1/2046	5,065,213	5,403,974
3.00% 7/1/2046	16,069,927	16,945,514
3.00% 8/1/2046	2,513,422	2,647,910
3.00% 9/1/2046	3,184,924	3,356,441
3.00%, 10/1/2046	1,254,203	1,321,745
3.00%, 11/1/2046	379,038	399,450
3.00%, 12/1/2046	829,051	882,332
3.00%, 1/1/2047	608,604	641,379
3.00% 2/1/2047	9,986,992	10,601,042
3.00% 7/1/2047	1,865,843	1,965,781
3.00%, 2/1/2048	300,212	314,699
3.00%, 8/1/2048	1,622,662	1,725,278
3.00% 10/1/2049	9,300,179	9,807,828
3.00% 12/1/2049	107,224,073	113,747,504
3.00%, 1/1/2050	2,410,892	2,522,414
3.00% 2/1/2050	25,481,861	26,866,044
3.50%, 3/1/2021	13,082	13,129
3.50%, 2/1/2026	134,985	142,882
3.50%, 10/1/2026	113,325	120,109
3.50%, 1/1/2029	35,954	38,483
3.50%, 3/1/2029	744,926	797,172
3.50%, 4/1/2029	288,733	308,983
3.50%, 6/1/2029	61,264	65,571
3.50%, 8/1/2029	35,314	37,796
3.50%, 9/1/2029	742,686	794,774
3.50%, 2/1/2030	23,419	25,040
3.50%, 1/1/2034	249,668	263,943
3.50%, 3/1/2034	844,849	894,899
3.50%, 8/1/2034	305,198	323,279
3.50%, 7/1/2035	198,755	212,839
3.50%, 2/1/2039	175,542	185,141
3.50%, 3/1/2039	553,777	584,109
3.50%, 4/1/2039	267,671	282,833
3.50%, 10/1/2041	1,383,400	1,501,565
3.50%, 2/1/2042	820,065	890,112
3.50%, 7/1/2042	18,265	19,829
3.50%, 8/1/2042	944,914	1,032,642
3.50%, 9/1/2042	286,912	311,457
3.50%, 3/1/2043	151,086	163,679
3.50%, 5/1/2043	401,908	435,421

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 11/1/2043	$71,758	$77,739
3.50%, 12/1/2043	851,300	961,256
3.50%, 1/1/2044	743,185	806,764
3.50%, 5/1/2044	250,416	269,335
3.50%, 6/1/2044	143,972	154,835
3.50%, 8/1/2044	65,276	70,201
3.50%, 10/1/2044	1,040,026	1,118,494
3.50%, 11/1/2044	108,733	116,937
3.50%, 12/1/2044	290,991	312,957
3.50% 1/1/2045	555,766	597,747
3.50%, 2/1/2045	245,915	264,469
3.50%, 3/1/2045	450,583	491,924
3.50% 7/1/2045	218,771	236,217
3.50%, 8/1/2045	245,257	263,342
3.50%, 10/1/2045	240,860	258,620
3.50%, 11/1/2045	180,370	193,670
3.50% 12/1/2045	1,358,910	1,465,169
3.50% 1/1/2046	502,898	542,762
3.50% 3/1/2046	1,362,163	1,462,551
3.50% 5/1/2046	608,019	644,862
3.50% 7/1/2046	6,078,703	6,722,133
3.50% 12/1/2046	697,695	739,891
3.50% 2/1/2047	10,291,032	10,943,864
3.50%, 6/1/2047	434,682	460,171
3.50%, 8/1/2047	466,379	493,727
3.50%, 9/1/2047	485,206	530,858
3.50%, 10/1/2047	2,451,107	2,594,837
3.50% 11/1/2047	3,031,681	3,307,922
3.50%, 12/1/2047	438,074	463,762
3.50% 2/1/2048	1,388,280	1,469,198
3.50% 5/1/2048	445,914	479,769
3.50% 6/1/2048	795,440	840,990
3.50% 11/1/2048	1,429,173	1,554,986
3.50% 4/1/2049	2,158,803	2,272,651
3.50%, 6/1/2049	300,149	316,755
3.50%, 7/1/2049	1,746,154	1,838,267
3.50% 8/1/2049	2,395,642	2,578,982
3.50% 9/1/2049	4,466,227	4,799,517
3.50% 10/1/2049	1,750,360	1,876,599
3.50% 12/1/2049	89,009,471	97,593,434
3.50% 1/1/2050	39,767,672	43,154,562
4.00%, 5/1/2021	945	946
4.00%, 2/1/2027	349,107	371,553
4.00%, 11/1/2033	96,081	102,039
4.00%, 6/1/2035	135,665	148,699
4.00% 10/1/2040	1,115,535	1,229,752
4.00%, 12/1/2041	81,137	89,634
4.00%, 2/1/2042	238,317	263,319
4.00%, 4/1/2042	41,269	45,591
4.00%, 6/1/2042	136,096	150,419
4.00%, 10/1/2043	196,967	217,586
4.00% 5/1/2044	94,427	103,454
4.00%, 7/1/2044	170,724	187,045
4.00%, 8/1/2044	169,822	186,132
4.00%, 10/1/2044	147,914	162,054
Security Description	Principal Amount	Value
4.00%, 11/1/2044	$293,043	$321,187
4.00%, 12/1/2044	40,126	43,962
4.00%, 2/1/2045	332,795	363,380
4.00%, 4/1/2045	58,590	63,988
4.00% 5/1/2045	1,603,234	1,761,559
4.00%, 10/1/2045	189,661	207,128
4.00% 12/1/2045	441,859	482,524
4.00%, 1/1/2046	744,134	812,668
4.00%, 9/1/2046	244,895	277,013
4.00%, 1/1/2047	4,311,514	4,665,927
4.00%, 5/1/2047	310,852	333,557
4.00%, 6/1/2047	242,109	259,725
4.00%, 7/1/2047	132,767	142,427
4.00%, 8/1/2047	466,530	500,476
4.00%, 9/1/2047	233,943	250,965
4.00%, 11/1/2047	451,411	499,292
4.00%, 12/1/2047	257,596	276,339
4.00%, 2/1/2048	1,153,487	1,237,740
4.00%, 3/1/2048	478,697	513,662
4.00%, 4/1/2048	432,493	460,597
4.00%, 5/1/2048	416,199	443,228
4.00% 7/1/2048	423,062	450,537
4.00%, 9/1/2048	492,968	527,393
4.00%, 10/1/2048	1,948,724	2,075,279
4.00%, 11/1/2048	196,167	208,907
4.00%, 12/1/2048	1,844,596	2,013,791
4.00% 1/1/2049	2,190,358	2,413,322
4.00% 3/1/2049	7,389,309	7,913,713
4.00%, 4/1/2049	5,946,317	6,415,871
4.00%, 6/1/2049	1,909,537	2,035,305
4.00% 7/1/2049	10,431,136	11,284,206
4.00%, 8/1/2049	640,285	682,455
4.00%, 9/1/2049	1,417,928	1,511,316
4.00% 1/1/2050	14,484,739	15,542,730
4.50%, 2/1/2039	67,929	76,613
4.50%, 7/1/2041	150,587	169,063
4.50%, 9/1/2041	41,413	46,494
4.50%, 10/1/2041	314,757	353,333
4.50%, 10/1/2043	98,214	109,604
4.50%, 3/1/2044	137,894	153,592
4.50%, 7/1/2044	403,523	449,449
4.50%, 9/1/2044	206,219	239,996
4.50%, 10/1/2044	212,853	236,930
4.50%, 7/1/2045	363,130	407,634
4.50%, 8/1/2045	44,174	49,391
4.50%, 8/1/2046	218,548	250,364
4.50%, 3/1/2047	610,207	681,750
4.50%, 7/1/2047	603,410	672,078
4.50%, 12/1/2047	367,742	399,441
4.50%, 6/1/2048	2,021,696	2,228,720
4.50%, 7/1/2048	153,606	165,880
4.50%, 8/1/2048	474,826	512,657
4.50%, 9/1/2048	4,077,749	4,456,802
4.50%, 11/1/2048	93,706	101,194
4.50% 1/1/2049	1,780,221	1,945,198

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.50% 3/1/2049	$4,631,994	$5,094,808
4.50%, 5/1/2049	958,672	1,036,030
4.50%, 8/1/2049	6,860,252	7,643,435
5.00%, 12/1/2033	338,768	388,032
5.00%, 9/1/2038	30,762	35,244
5.00%, 9/1/2039	142,580	162,841
5.00%, 12/1/2041	95,721	109,054
5.00%, 12/1/2044	335,928	382,785
5.00%, 7/1/2048	500,998	548,983
5.00% 8/1/2048	2,263,092	2,482,447
5.00% 9/1/2048	5,304,487	5,810,541
5.00%, 5/1/2049	3,428,341	3,757,023
5.00%, 9/1/2049	16,678,673	18,603,159
5.00%, 3/1/2050	5,984,600	6,558,355
5.50%, 9/1/2035	3,617	4,235
5.50%, 6/1/2036	8,268	9,654
5.50%, 12/1/2036	15,165	17,706
5.50%, 7/1/2037	197,350	230,413
5.50%, 4/1/2038	148,346	172,725
5.50%, 5/1/2038	2,944	3,428
5.50%, 8/1/2038	224,186	261,747
6.00%, 7/1/2040	423,834	500,623
Federal National Mortgage Association:
2.00%, 11/1/2031	163,800	171,124
2.00%, 5/1/2035	2,848,194	2,961,377
2.00%, 8/1/2035	4,967,200	5,247,147
2.00% 9/1/2035	14,439,620	15,020,131
2.00%, 8/1/2040	989,492	1,026,877
2.00%, 10/1/2040	4,000,000	4,151,219
2.00%, 6/1/2050	3,927,538	4,063,390
2.50% 12/1/2027	1,302,518	1,360,537
2.50% 7/1/2028	369,388	386,242
2.50%, 8/1/2028	179,979	188,190
2.50%, 9/1/2028	951,678	994,069
2.50%, 10/1/2028	85,512	89,413
2.50% 3/1/2029	482,074	503,767
2.50%, 6/1/2029	8,448,944	8,825,284
2.50%, 2/1/2030	66,574	69,759
2.50%, 4/1/2030	328,370	344,925
2.50%, 5/1/2030	94,036	98,588
2.50%, 6/1/2030	1,631,537	1,710,507
2.50% 7/1/2030	2,410,291	2,520,489
2.50%, 8/1/2030	1,982,622	2,078,586
2.50%, 11/1/2030	302,886	318,156
2.50% 8/1/2031	1,226,689	1,294,713
2.50%, 9/1/2031	1,056,119	1,110,720
2.50% 10/1/2031	1,026,428	1,075,797
2.50% 11/1/2031	2,414,022	2,537,100
2.50%, 12/1/2031	366,415	384,039
2.50%, 2/1/2032	914,159	966,810
2.50%, 4/1/2032	586,343	613,610
2.50%, 6/1/2032	2,446,186	2,563,843
2.50%, 10/1/2032	88,553	92,671
2.50%, 12/1/2032	215,302	225,314
Security Description	Principal Amount	Value
2.50%, 1/1/2033	$608,171	$643,198
2.50%, 12/1/2033	5,580,028	5,850,114
2.50%, 6/1/2034	617,798	644,617
2.50%, 8/1/2034	3,175,302	3,328,028
2.50%, 12/1/2034	2,952,999	3,081,194
2.50% 1/1/2035	8,109,151	8,547,734
2.50%, 2/1/2035	4,729,784	4,935,112
2.50%, 4/1/2035	1,441,825	1,521,674
2.50%, 7/1/2035	7,570,334	7,990,943
2.50% 8/1/2035	11,201,302	11,845,246
2.50%, 2/1/2040	9,363,990	9,813,398
2.50%, 5/1/2040	4,745,736	4,981,656
2.50%, 11/1/2049	1,457,862	1,527,039
2.50%, 12/1/2049	3,130,257	3,278,791
2.50%, 1/1/2050	1,708,183	1,789,238
2.50%, 2/1/2050	2,136,893	2,238,290
2.50%, 6/1/2050	2,903,446	3,116,866
2.50% 7/1/2050	23,883,650	25,246,126
2.50% 8/1/2050	16,930,164	17,880,487
2.50%, 9/1/2050	20,000,000	21,068,003
2.50%, 10/1/2050	15,000,000	15,739,927
3.00%, 12/1/2026	47,885	50,311
3.00%, 2/1/2027	25,645	26,945
3.00% 8/1/2027	799,183	840,021
3.00%, 6/1/2028	1,267,417	1,332,642
3.00%, 10/1/2028	71,882	75,826
3.00%, 11/1/2028	109,145	115,493
3.00%, 6/1/2029	57,904	61,243
3.00%, 7/1/2029	105,259	111,105
3.00% 8/1/2029	129,665	136,866
3.00%, 9/1/2029	53,585	56,561
3.00%, 10/1/2029	182,476	192,998
3.00%, 2/1/2030	6,407,091	6,758,647
3.00%, 4/1/2030	156,311	164,790
3.00% 5/1/2030	1,580,672	1,662,017
3.00%, 6/1/2030	68,979	72,721
3.00%, 9/1/2030	60,409	63,686
3.00%, 11/1/2030	393,007	414,324
3.00%, 12/1/2030	77,764	82,204
3.00%, 1/1/2031	406,094	431,751
3.00% 4/1/2031	398,523	423,292
3.00%, 7/1/2032	579,135	614,599
3.00% 11/1/2032	8,167,336	8,623,228
3.00% 12/1/2032	1,015,609	1,071,281
3.00%, 1/1/2033	258,221	272,123
3.00% 2/1/2034	792,355	834,268
3.00%, 7/1/2034	1,841,263	1,968,363
3.00%, 10/1/2034	1,828,248	1,917,181
3.00%, 12/1/2034	2,806,280	3,047,268
3.00% 1/1/2035	1,788,549	1,876,579
3.00%, 2/1/2035	173,743	183,589
3.00%, 4/1/2035	1,041,232	1,135,082
3.00%, 2/1/2036	171,083	180,235
3.00%, 9/1/2036	415,944	440,034
3.00%, 12/1/2036	352,432	384,327

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 6/1/2037	$6,464,356	$6,838,744
3.00%, 8/1/2037	266,513	280,407
3.00%, 3/1/2038	2,355,371	2,478,166
3.00%, 8/1/2038	4,747,106	5,022,038
3.00%, 11/1/2039	527,335	552,090
3.00%, 2/1/2040	4,309,075	4,511,349
3.00%, 11/1/2041	14,960,654	15,762,044
3.00%, 9/1/2042	186,243	198,822
3.00%, 10/1/2042	376,934	407,132
3.00%, 12/1/2042	175,001	190,306
3.00%, 2/1/2043	467,446	499,017
3.00%, 3/1/2043	865,908	912,292
3.00% 4/1/2043	681,378	727,075
3.00% 5/1/2043	560,092	597,655
3.00% 6/1/2043	711,585	759,308
3.00% 7/1/2043	253,737	270,754
3.00% 8/1/2043	1,267,310	1,372,561
3.00%, 9/1/2043	140,797	150,239
3.00%, 1/1/2044	94,881	101,244
3.00%, 10/1/2044	2,543,557	2,715,352
3.00%, 1/1/2045	444,481	472,754
3.00% 4/1/2045	533,262	569,402
3.00%, 5/1/2045	159,569	168,287
3.00%, 8/1/2045	717,722	765,857
3.00% 11/1/2045	434,621	458,366
3.00%, 12/1/2045	184,386	194,459
3.00%, 4/1/2046	7,387,516	7,791,108
3.00%, 5/1/2046	190,987	201,218
3.00% 9/1/2046	4,919,603	5,237,305
3.00% 10/1/2046	6,851,527	7,290,868
3.00% 11/1/2046	4,973,669	5,248,238
3.00% 12/1/2046	725,682	771,233
3.00% 1/1/2047	5,412,825	5,895,006
3.00% 3/1/2047	1,148,420	1,210,681
3.00% 4/1/2047	18,516,532	19,749,562
3.00%, 7/1/2047	10,371,926	10,927,514
3.00%, 8/1/2047	822,032	866,065
3.00%, 10/1/2047	10,718,811	11,292,980
3.00%, 12/1/2047	4,536,871	4,779,896
3.00%, 2/1/2048	358,395	375,761
3.00%, 4/1/2048	16,143,227	17,225,884
3.00%, 6/1/2049	1,224,958	1,286,425
3.00% 11/1/2049	10,286,677	10,784,352
3.00% 1/1/2050	18,122,554	19,009,837
3.00% 2/1/2050	14,598,798	15,602,733
3.00% 3/1/2050	20,167,260	21,525,917
3.00%, 4/1/2050	1,149,624	1,205,971
3.00%, 7/1/2050	6,629,750	6,974,629
3.00%, 8/1/2050	19,594,368	20,613,664
3.00%, 9/1/2050	14,937,932	15,715,000
3.50%, 12/1/2025	83,597	88,581
3.50%, 1/1/2026	11,427	12,091
3.50%, 1/1/2027	69,439	73,475
3.50%, 1/1/2028	120,993	129,058
3.50%, 1/1/2029	78,404	83,896
Security Description	Principal Amount	Value
3.50%, 5/1/2029	$125,912	$134,698
3.50%, 10/1/2029	40,876	43,729
3.50%, 9/1/2030	9,977,141	10,729,093
3.50%, 12/1/2030	122,833	131,302
3.50%, 3/1/2031	739,490	790,476
3.50%, 6/1/2031	604,394	653,170
3.50%, 4/1/2032	328,548	359,311
3.50% 5/1/2032	5,340,977	5,722,262
3.50%, 9/1/2032	1,053,244	1,133,060
3.50%, 11/1/2032	5,014,014	5,425,266
3.50%, 2/1/2033	230,251	247,578
3.50%, 3/1/2033	350,849	380,723
3.50%, 5/1/2033	424,053	460,175
3.50%, 6/1/2033	216,622	228,991
3.50%, 3/1/2034	677,961	725,270
3.50%, 4/1/2034	519,274	559,061
3.50% 6/1/2034	386,509	413,544
3.50%, 7/1/2034	133,862	141,759
3.50% 11/1/2034	1,635,307	1,736,713
3.50%, 7/1/2037	240,138	255,239
3.50%, 11/1/2037	218,157	231,871
3.50%, 2/1/2038	1,382,408	1,469,342
3.50%, 12/1/2038	220,783	232,867
3.50%, 9/1/2040	897,009	964,353
3.50%, 12/1/2040	193,401	209,952
3.50%, 1/1/2041	182,534	198,155
3.50% 5/1/2042	735,654	798,396
3.50%, 6/1/2042	323,006	350,554
3.50%, 7/1/2042	154,879	168,088
3.50%, 1/1/2043	96,711	104,959
3.50%, 2/1/2043	1,112,549	1,234,327
3.50%, 4/1/2043	242,695	265,211
3.50% 5/1/2043	406,718	440,903
3.50%, 6/1/2043	780,952	845,850
3.50% 8/1/2043	2,072,425	2,300,182
3.50%, 1/1/2044	102,139	110,627
3.50%, 5/1/2044	487,787	544,139
3.50%, 8/1/2044	189,176	210,704
3.50%, 9/1/2044	296,574	323,615
3.50%, 10/1/2044	56,821	61,087
3.50%, 11/1/2044	1,059,870	1,156,505
3.50% 1/1/2045	263,309	283,077
3.50% 2/1/2045	4,508,977	4,914,345
3.50%, 3/1/2045	169,285	186,244
3.50%, 4/1/2045	133,493	143,281
3.50% 5/1/2045	650,078	707,962
3.50% 7/1/2045	2,691,012	2,896,900
3.50% 8/1/2045	7,356,068	7,963,406
3.50%, 9/1/2045	780,167	846,844
3.50% 11/1/2045	3,034,473	3,261,846
3.50% 12/1/2045	3,225,688	3,462,203
3.50% 2/1/2046	985,272	1,052,533
3.50%, 3/1/2046	157,448	170,904
3.50% 4/1/2046	954,414	1,011,971
3.50% 6/1/2046	677,626	718,490

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50% 8/1/2046	$6,511,720	$6,983,248
3.50%, 10/1/2046	564,552	598,598
3.50%, 1/1/2047	4,516,440	5,089,419
3.50% 2/1/2047	1,745,377	1,889,252
3.50%, 3/1/2047	665,823	704,651
3.50% 4/1/2047	763,324	824,768
3.50% 5/1/2047	18,262,666	19,577,285
3.50%, 7/1/2047	8,852,680	9,607,701
3.50% 9/1/2047	1,647,311	1,783,772
3.50%, 10/1/2047	258,696	273,783
3.50% 11/1/2047	10,494,374	11,231,592
3.50% 12/1/2047	871,170	933,910
3.50% 1/1/2048	10,485,627	11,327,844
3.50% 2/1/2048	4,541,188	4,939,615
3.50% 3/1/2048	9,473,139	10,356,641
3.50%, 4/1/2048	214,890	235,765
3.50% 5/1/2048	2,301,696	2,514,514
3.50%, 6/1/2048	529,324	559,317
3.50% 7/1/2048	20,626,201	22,297,039
3.50%, 8/1/2048	276,912	302,478
3.50%, 9/1/2048	94,400	99,814
3.50%, 11/1/2048	3,831,855	4,055,317
3.50% 4/1/2049	4,792,384	5,213,601
3.50%, 8/1/2049	9,621,232	10,129,689
3.50%, 9/1/2049	848,375	901,607
3.50%, 10/1/2049	4,304,835	4,532,335
3.50%, 11/1/2049	2,344,540	2,468,443
3.50%, 3/1/2050	686,075	762,196
3.50%, 4/1/2050	2,890,334	3,067,320
3.50%, 5/1/2050	9,100,000	10,036,506
3.50%, 6/1/2050	942,690	1,000,415
3.50%, 8/1/2050	3,467,966	3,680,324
4.00%, 7/1/2021	2,953	2,971
4.00%, 8/1/2026	36,993	39,362
4.00%, 11/1/2033	118,342	125,713
4.00%, 1/1/2034	180,241	197,461
4.00%, 8/1/2034	1,102,957	1,211,142
4.00%, 5/1/2037	139,284	149,247
4.00%, 9/1/2038	290,112	310,513
4.00%, 2/1/2039	1,233,255	1,319,976
4.00%, 12/1/2039	3,317,650	3,657,492
4.00%, 9/1/2040	1,060,320	1,168,574
4.00%, 10/1/2040	199,579	219,955
4.00%, 12/1/2040	164,922	181,759
4.00%, 2/1/2041	235,511	259,555
4.00% 10/1/2041	808,099	892,374
4.00%, 12/1/2041	78,803	87,036
4.00%, 2/1/2042	381,692	421,571
4.00%, 4/1/2042	340,732	376,413
4.00%, 12/1/2042	463,497	512,033
4.00%, 9/1/2043	356,797	392,705
4.00% 10/1/2043	519,840	572,157
4.00%, 12/1/2043	111,746	122,993
4.00%, 2/1/2044	108,956	119,921
4.00%, 4/1/2044	19,021,623	21,317,214
Security Description	Principal Amount	Value
4.00%, 5/1/2044	$378,729	$418,674
4.00%, 6/1/2044	69,954	76,626
4.00% 7/1/2044	2,940,261	3,220,718
4.00%, 8/1/2044	377,225	432,848
4.00%, 9/1/2044	47,277	51,787
4.00% 10/1/2044	63,990	70,094
4.00%, 11/1/2044	560,719	614,203
4.00% 12/1/2044	1,858,782	2,127,585
4.00% 3/1/2045	3,964,083	4,382,353
4.00% 6/1/2045	884,888	967,886
4.00%, 7/1/2045	1,164,188	1,270,935
4.00%, 8/1/2045	691,687	761,298
4.00% 9/1/2045	390,866	426,706
4.00% 12/1/2045	1,168,186	1,301,850
4.00%, 2/1/2046	155,955	170,255
4.00% 3/1/2046	16,770,485	18,520,272
4.00% 4/1/2046	976,289	1,063,260
4.00%, 6/1/2046	209,286	236,023
4.00%, 7/1/2046	495,309	535,915
4.00%, 9/1/2046	229,139	262,979
4.00%, 11/1/2046	5,664,911	6,258,127
4.00%, 2/1/2047	258,915	290,266
4.00%, 3/1/2047	218,623	238,531
4.00% 4/1/2047	20,510,703	22,926,850
4.00% 5/1/2047	1,359,643	1,470,266
4.00% 6/1/2047	6,651,733	7,134,068
4.00% 7/1/2047	4,461,169	4,913,638
4.00% 8/1/2047	1,361,359	1,475,961
4.00% 9/1/2047	9,458,757	10,465,448
4.00% 10/1/2047	13,550,476	14,533,056
4.00%, 1/1/2048	260,374	279,254
4.00%, 4/1/2048	205,977	226,357
4.00% 5/1/2048	553,506	589,403
4.00%, 6/1/2048	5,962,500	6,349,184
4.00% 7/1/2048	4,423,812	4,710,708
4.00% 8/1/2048	6,978,592	7,542,352
4.00% 9/1/2048	1,461,805	1,563,797
4.00%, 10/1/2048	4,138,964	4,518,476
4.00% 11/1/2048	3,009,551	3,204,728
4.00% 12/1/2048	6,620,474	7,049,829
4.00%, 2/1/2049	143,145	153,132
4.00%, 3/1/2049	186,815	199,111
4.00%, 4/1/2049	461,838	503,171
4.00%, 5/1/2049	247,907	264,223
4.00% 6/1/2049	1,958,332	2,121,224
4.00% 7/1/2049	10,106,536	11,304,133
4.00% 8/1/2049	11,771,339	12,661,536
4.00%, 4/1/2050	4,570,468	4,909,124
4.00%, 6/1/2050	2,074,866	2,228,606
4.50%, 11/1/2024	17,535	18,375
4.50%, 3/1/2029	1,423,018	1,494,857
4.50%, 4/1/2031	53,467	58,532
4.50%, 6/1/2040	1,394,705	1,565,332
4.50%, 8/1/2040	2,685,374	3,013,901
4.50%, 9/1/2040	2,511,866	2,819,166

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 5/1/2041	$136,914	$153,664
4.50%, 9/1/2041	83,536	93,771
4.50%, 1/1/2042	161,958	181,800
4.50% 10/1/2042	1,048,925	1,190,762
4.50% 9/1/2043	346,157	388,117
4.50%, 10/1/2043	146,095	162,979
4.50% 12/1/2043	1,039,510	1,187,006
4.50%, 3/1/2044	51,792	57,647
4.50%, 4/1/2044	52,242	58,148
4.50%, 5/1/2044	148,045	165,155
4.50% 6/1/2044	2,929,137	3,283,410
4.50%, 8/1/2044	597,890	671,036
4.50%, 10/1/2044	182,145	202,736
4.50%, 12/1/2044	425,318	488,473
4.50%, 5/1/2045	407,582	468,104
4.50%, 7/1/2046	185,498	213,042
4.50%, 8/1/2046	343,536	385,317
4.50%, 5/1/2047	2,885,615	3,239,150
4.50%, 7/1/2047	552,578	640,056
4.50%, 8/1/2047	190,034	206,365
4.50%, 9/1/2047	376,676	409,046
4.50%, 12/1/2047	342,240	371,651
4.50%, 1/1/2048	1,021,618	1,109,412
4.50%, 6/1/2048	388,839	421,672
4.50% 7/1/2048	1,190,154	1,290,651
4.50% 8/1/2048	970,813	1,056,224
4.50% 9/1/2048	3,787,468	4,116,257
4.50% 10/1/2048	12,829,115	13,853,198
4.50% 11/1/2048	11,121,074	12,145,319
4.50%, 12/1/2048	408,546	441,159
4.50% 2/1/2049	14,597,719	15,945,525
4.50%, 4/1/2049	734,621	793,743
4.50% 5/1/2049	6,644,035	7,226,394
4.50%, 9/1/2049	3,266,169	3,529,031
4.50%, 3/1/2050	4,566,015	4,933,487
5.00%, 6/1/2039	337,617	386,521
5.00%, 8/1/2039	402,552	459,607
5.00%, 6/1/2040	207,393	236,172
5.00%, 7/1/2040	100,529	114,479
5.00%, 9/1/2040	106,213	120,952
5.00%, 2/1/2041	70,789	80,612
5.00%, 6/1/2041	961,898	1,125,138
5.00%, 3/1/2042	164,714	187,571
5.00%, 7/1/2044	34,599	38,717
5.00%, 1/1/2045	56,411	63,125
5.00%, 5/1/2048	1,543,357	1,695,458
5.00%, 7/1/2048	597,584	654,557
5.00% 8/1/2048	518,312	586,418
5.00%, 9/1/2048	1,604,687	1,757,675
5.00%, 11/1/2048	1,634,006	1,806,956
5.00%, 1/1/2049	261,860	286,825
5.00%, 8/1/2049	2,626,040	2,876,402
5.00%, 10/1/2049	2,013,913	2,212,389
5.00%, 12/1/2049	2,564,091	2,808,547
5.50%, 1/1/2035	268,354	313,380
Security Description	Principal Amount	Value
5.50%, 4/1/2036	$133,968	$156,744
5.50%, 11/1/2038	55,958	65,141
5.50%, 12/1/2038	25,160	29,280
5.50%, 12/1/2039	53,673	62,480
5.50%, 7/1/2041	115,181	134,414
6.00%, 1/1/2037	23,099	26,336
6.00%, 9/1/2037	38,476	45,693
6.00%, 9/1/2039	29,609	34,986
6.00%, 6/1/2040	70,775	83,706
6.00%, 10/1/2040	92,563	109,620
TBA, 1.50%, 10/1/2035 (a)	10,000,000	10,229,000
TBA, 2.00%, 10/1/2035 (a)	11,350,000	11,794,807
TBA, 2.00%, 10/1/2050 (a)	53,000,000	54,786,630
TBA, 2.50%, 10/1/2035 (a)	3,725,000	3,889,496
TBA, 2.50%, 10/1/2050 (a)	41,425,000	43,449,440
TBA, 2.50%, 11/1/2050 (a)	40,000,000	41,885,600
TBA, 4.00%, 10/1/2050 (a)	2,025,000	2,159,177
Government National Mortgage Association:
2.50%, 1/20/2043	60,045	63,565
2.50%, 3/20/2043	368,283	389,885
2.50%, 12/20/2046	901,634	952,553
2.50%, 12/20/2049	2,286,624	2,405,266
2.50%, 1/20/2050	2,490,232	2,619,438
2.50%, 2/20/2050	2,806,366	2,948,708
2.50%, 8/20/2050	14,439,128	15,171,494
2.50%, 9/20/2050	18,000,000	18,912,977
3.00%, 5/20/2032	343,791	362,628
3.00%, 5/15/2042	91,860	96,453
3.00%, 7/20/2042	190,586	202,980
3.00%, 8/20/2042	234,731	249,996
3.00%, 9/20/2042	285,058	303,596
3.00%, 12/20/2042	239,387	254,956
3.00%, 1/20/2043	360,953	384,427
3.00%, 3/20/2043	285,431	303,256
3.00%, 4/20/2043	173,154	183,967
3.00%, 8/20/2043	502,748	534,144
3.00%, 10/20/2043	1,113,312	1,182,838
3.00%, 11/20/2044	197,462	209,252
3.00%, 12/20/2044	440,462	466,761
3.00%, 2/15/2045	99,121	107,052
3.00%, 3/15/2045	77,212	81,067
3.00%, 3/20/2045	47,466	50,279
3.00%, 4/20/2045	146,248	154,915
3.00%, 5/20/2045	191,024	202,345
3.00%, 6/20/2045	8,832,326	9,355,797
3.00%, 7/20/2045	1,944,738	2,059,998
3.00%, 8/20/2045	80,317	85,077
3.00%, 9/20/2045	502,478	532,258
3.00%, 12/20/2045	221,647	234,783
3.00%, 1/20/2046	324,207	343,422
3.00% 2/20/2046	8,692,832	9,223,373
3.00%, 5/20/2046	270,809	286,060
3.00%, 6/20/2046	3,605,803	3,808,869
3.00%, 7/20/2046	196,823	207,908

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 8/20/2046	$12,675,786	$13,389,641
3.00%, 9/20/2046	1,301,013	1,374,281
3.00%, 10/20/2046	1,102,364	1,164,446
3.00%, 12/20/2046	661,498	698,751
3.00%, 1/20/2047	1,827,836	1,930,773
3.00%, 2/20/2047	411,233	434,392
3.00%, 6/20/2047	121,601	128,371
3.00%, 7/20/2047	8,686,111	9,169,682
3.00%, 10/20/2047	867,206	915,485
3.00%, 11/20/2047	611,858	645,921
3.00%, 1/20/2048	1,637,278	1,728,428
3.00%, 9/20/2048	540,004	570,067
3.00%, 12/20/2048	248,090	261,902
3.00%, 6/20/2049	263,085	276,595
3.00%, 9/20/2049	7,582,639	7,939,044
3.00%, 12/20/2049	4,361,423	4,566,421
3.00%, 1/20/2050	45,728,702	47,878,077
3.00%, 4/20/2050	28,406,686	30,015,592
3.00%, 5/20/2050	5,710,828	6,034,279
3.00%, 6/20/2050	6,935,194	7,327,991
3.00%, 7/20/2050	14,174,744	14,977,577
3.50%, 12/20/2041	3,153,657	3,451,201
3.50%, 2/15/2042	148,762	161,341
3.50%, 4/15/2042	61,184	66,358
3.50%, 6/20/2042	399,866	437,313
3.50%, 10/20/2042	1,022,670	1,118,442
3.50%, 11/20/2042	50,586	55,471
3.50%, 2/20/2043	157,827	173,102
3.50% 3/20/2043	192,974	212,966
3.50% 4/20/2043	214,834	234,442
3.50%, 5/20/2043	170,265	185,129
3.50%, 7/20/2043	921,497	1,001,943
3.50%, 9/20/2043	208,260	226,441
3.50%, 10/20/2043	1,073,544	1,167,263
3.50%, 3/20/2044	1,571,529	1,708,722
3.50%, 4/20/2044	164,293	176,945
3.50%, 5/20/2044	175,090	188,574
3.50%, 6/20/2044	4,284,308	4,614,255
3.50%, 7/20/2044	88,854	95,697
3.50%, 8/20/2044	128,162	138,032
3.50%, 10/20/2044	3,333,889	3,590,641
3.50%, 12/20/2044	36,410	39,214
3.50%, 1/20/2045	1,313,811	1,414,992
3.50%, 2/20/2045	394,083	424,432
3.50%, 3/20/2045	45,377	48,718
3.50% 4/20/2045	148,868	160,769
3.50%, 5/20/2045	396,201	425,369
3.50%, 6/20/2045	81,732	87,749
3.50%, 7/20/2045	700,701	752,286
3.50%, 8/20/2045	421,667	452,710
3.50%, 9/20/2045	220,696	236,943
3.50%, 10/20/2045	745,245	800,110
3.50%, 11/20/2045	511,492	549,148
3.50%, 12/20/2045	54,202	58,192
3.50%, 1/20/2046	183,667	197,189
Security Description	Principal Amount	Value
3.50%, 2/20/2046	$91,579	$98,321
3.50%, 4/20/2046	4,253,702	4,544,300
3.50%, 5/20/2046	1,378,957	1,473,162
3.50%, 6/20/2046	1,226,587	1,310,383
3.50%, 7/20/2046	19,226,968	20,540,485
3.50%, 8/20/2046	762,642	814,743
3.50%, 9/20/2046	848,877	906,869
3.50%, 10/20/2046	946,000	1,010,627
3.50%, 12/20/2046	514,959	550,139
3.50%, 1/20/2047	186,653	199,404
3.50%, 2/20/2047	491,792	525,390
3.50%, 3/20/2047	652,435	696,046
3.50%, 5/20/2047	685,651	731,482
3.50%, 6/20/2047	381,631	407,140
3.50%, 7/20/2047	465,530	496,647
3.50%, 8/20/2047	818,809	873,541
3.50%, 9/20/2047	1,222,106	1,303,795
3.50%, 10/20/2047	426,030	454,507
3.50%, 12/20/2047	3,315,514	3,537,133
3.50%, 1/20/2048	2,148,261	2,291,857
3.50%, 2/20/2048	2,182,793	2,328,697
3.50%, 6/20/2048	170,213	179,978
3.50%, 8/20/2048	127,498	134,813
3.50%, 2/20/2049	190,683	201,623
3.50%, 6/20/2049	818,155	861,501
3.50%, 7/20/2049	2,691,499	2,834,095
3.50%, 8/20/2049	4,095,185	4,312,149
3.50%, 9/20/2049	6,851,408	7,214,397
3.50%, 10/20/2049	28,588,858	30,103,503
3.50%, 11/20/2049	16,022,163	16,871,021
3.50%, 12/20/2049	2,750,244	2,895,952
3.50%, 1/20/2050	27,821,151	29,295,123
3.50%, 2/20/2050	26,315,629	27,709,838
4.00%, 2/15/2040	7,810	8,615
4.00%, 4/15/2040	92,291	101,815
4.00%, 11/20/2041	82,537	91,100
4.00%, 2/20/2042	90,271	99,635
4.00%, 5/20/2042	78,522	86,479
4.00%, 8/20/2042	36,793	40,521
4.00%, 8/20/2043	96,486	105,933
4.00%, 11/20/2043	586,332	643,738
4.00%, 3/20/2044	104,023	114,110
4.00%, 7/15/2044	111,180	121,039
4.00%, 7/20/2044	104,235	114,342
4.00%, 8/20/2044	247,173	271,142
4.00%, 12/20/2044	262,555	288,015
4.00%, 1/20/2045	91,684	100,575
4.00%, 2/20/2045	276,850	303,696
4.00%, 5/15/2045	43,256	47,072
4.00%, 6/15/2045	58,140	63,268
4.00%, 7/20/2045	364,422	395,349
4.00%, 8/20/2045	70,631	76,625
4.00%, 10/20/2045	136,766	148,373
4.00%, 11/20/2045	364,496	395,430
4.00%, 1/20/2046	87,901	95,361

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 4/20/2046	$294,337	$319,317
4.00%, 5/20/2046	638,354	687,872
4.00%, 1/20/2047	555,090	598,149
4.00%, 3/20/2047	378,457	407,814
4.00%, 4/20/2047	96,069	102,982
4.00%, 5/20/2047	235,520	252,468
4.00%, 6/20/2047	246,145	263,858
4.00%, 8/20/2047	265,291	284,382
4.00%, 9/20/2047	856,810	918,467
4.00%, 11/20/2047	4,047,941	4,339,235
4.00%, 2/20/2048	3,044,218	3,263,284
4.00%, 3/20/2048	4,735,636	5,076,418
4.00%, 6/20/2048	2,742,348	2,930,588
4.00%, 8/20/2048	237,669	253,983
4.00%, 9/20/2048	516,368	551,813
4.00%, 11/20/2048	691,213	738,659
4.00%, 3/20/2049	746,846	795,268
4.00%, 4/20/2049	313,175	333,480
4.00%, 5/20/2049	2,258,382	2,404,805
4.00%, 6/20/2049	10,331,658	11,001,516
4.00%, 7/20/2049	31,701,529	33,756,912
4.00%, 1/20/2050	2,267,928	2,414,971
4.00%, 3/20/2050	16,030,016	17,069,329
4.50%, 6/15/2039	18,510	20,741
4.50%, 4/15/2040	84,081	94,258
4.50%, 6/15/2040	64,788	72,629
4.50%, 9/20/2040	80,192	89,957
4.50%, 3/15/2041	46,285	51,888
4.50%, 6/15/2041	21,575	24,198
4.50%, 7/15/2041	36,514	40,954
4.50%, 7/20/2041	150,770	169,005
4.50%, 12/20/2041	130,487	146,376
4.50%, 10/20/2043	34,993	39,077
4.50%, 12/20/2043	95,314	106,437
4.50%, 1/20/2044	74,744	83,467
4.50%, 4/20/2044	107,185	119,694
4.50%, 5/20/2045	58,026	64,697
4.50%, 10/20/2045	87,104	97,119
4.50%, 11/20/2045	224,520	250,333
4.50%, 1/20/2046	4,338,703	4,837,521
4.50%, 6/20/2046	182,164	203,107
4.50%, 7/20/2046	104,566	116,588
4.50%, 12/20/2046	400,652	447,410
4.50%, 6/20/2047	1,223,031	1,323,211
4.50%, 8/20/2047	178,070	192,498
4.50%, 12/20/2047	99,721	107,801
4.50%, 1/20/2048	201,187	217,489
4.50%, 3/20/2048	120,667	130,444
4.50%, 4/20/2048	2,577,046	2,785,852
4.50%, 6/20/2048	172,315	185,444
4.50%, 8/20/2048	201,831	217,209
4.50%, 9/20/2048	1,047,837	1,127,676
4.50%, 11/20/2048	252,728	271,984
4.50%, 12/20/2048	5,496,778	5,915,596
4.50%, 2/20/2049	139,660	150,301
Security Description	Principal Amount	Value
4.50%, 4/20/2049	$692,754	$745,537
4.50%, 5/20/2049	567,315	608,736
4.50%, 6/20/2049	9,290,860	9,969,210
4.50%, 7/20/2049	3,185,340	3,417,910
4.50%, 9/20/2049	1,299,014	1,393,858
4.50%, 2/20/2050	10,193,334	10,937,576
5.00%, 12/15/2038	29,155	32,695
5.00%, 5/15/2039	33,716	36,722
5.00%, 11/20/2042	123,850	138,887
5.00%, 3/20/2043	25,969	29,174
5.00%, 4/20/2043	59,154	66,337
5.00%, 5/20/2043	20,489	22,977
5.00%, 8/20/2043	101,819	116,586
5.00%, 5/20/2044	54,943	62,912
5.00%, 6/20/2044	33,979	38,907
5.00%, 7/20/2044	84,730	97,047
5.00%, 12/20/2045	422,671	483,971
5.00%, 4/20/2048	75,598	82,689
5.00%, 5/20/2048	502,111	549,206
5.00%, 7/20/2048	176,519	192,020
5.00%, 10/20/2048	283,777	308,697
5.00%, 1/20/2049	1,970,367	2,143,397
5.00%, 4/20/2049	872,968	949,629
5.00%, 6/20/2049	5,666,069	6,163,640
5.00%, 7/20/2049	795,209	865,041
5.50%, 9/15/2035	29,609	31,978
5.50%, 7/15/2038	12,063	13,314
5.50%, 3/15/2039	72,671	83,666
5.50%, 2/20/2049	184,295	199,005
6.00%, 8/15/2040	26,200	30,466
6.00%, 9/15/2040	45,154	52,538
6.00%, 1/20/2046	141,009	156,350
TBA, 2.00%, 10/1/2050 (a)	7,000,000	7,270,620
TBA, 2.50%, 10/1/2050 (a)	34,175,000	35,870,764
TBA, 3.00%, 10/1/2050 (a)	27,200,000	28,469,968
TBA, 3.50%, 10/1/2050 (a)	2,890,000	3,043,661
TBA, 4.00%, 10/1/2050 (a)	2,250,000	2,391,705
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,562,838,229)		2,599,372,421
	Shares
SHORT-TERM INVESTMENT — 10.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (b) (c) (Cost $268,919,435)	268,908,656	268,962,437
TOTAL INVESTMENTS — 109.9% (Cost $2,831,757,664)		2,868,334,858
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.9)%		(259,273,341)
NET ASSETS — 100.0%		$2,609,061,517

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2020.
TBA	To Be Announced
At September 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	318	12/21/2020	$44,217,145	$44,370,938	$153,793
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$2,599,372,421	$—	$2,599,372,421
Short-Term Investment	268,962,437	—	—	268,962,437
TOTAL INVESTMENTS	$268,962,437	$2,599,372,421	$—	$2,868,334,858
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	153,793	—	—	153,793
TOTAL OTHER FINANCIAL INSTRUMENTS:	$153,793	$—	$—	$153,793
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$269,116,230	$2,599,372,421	$—	$2,868,488,651
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	191,180,088	$191,256,560	$301,959,725	$224,211,700	$(2,869)	$(39,279)	268,908,656	$268,962,437	$104,817
See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc. 3.75%, 10/1/2021	$4,476,000	$4,616,636
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022 (a)	13,250,000	13,880,567
WPP Finance 2010 3.63%, 9/7/2022 (a)	4,697,000	4,935,608
		23,432,811
AEROSPACE & DEFENSE — 1.6%
Boeing Co.:
2.13%, 3/1/2022 (a)	5,123,000	5,165,982
2.30%, 8/1/2021 (a)	4,127,000	4,154,362
2.35%, 10/30/2021 (a)	2,772,000	2,792,540
2.70%, 5/1/2022 (a)	3,863,000	3,924,576
4.51%, 5/1/2023	26,161,000	27,566,631
General Dynamics Corp.:
2.25%, 11/15/2022	2,908,000	3,012,165
3.38%, 5/15/2023 (a)	5,665,000	6,090,385
L3Harris Technologies, Inc. 3.85%, 6/15/2023	10,108,000	10,950,401
Lockheed Martin Corp.:
3.10%, 1/15/2023	3,872,000	4,102,268
3.35%, 9/15/2021	1,874,000	1,928,383
Northrop Grumman Corp.:
2.55%, 10/15/2022	10,220,000	10,648,320
3.25%, 8/1/2023	6,000	6,475
3.50%, 3/15/2021	3,105,000	3,150,550
Raytheon Technologies Corp.:
2.50%, 12/15/2022 (b)	13,967,000	14,486,852
2.80%, 3/15/2022 (b)	6,738,000	6,946,878
		104,926,768
AGRICULTURE — 1.2%
Altria Group, Inc.:
2.85%, 8/9/2022	10,967,000	11,412,151
3.49%, 2/14/2022	7,694,000	7,998,913
BAT Capital Corp. 2.76%, 8/15/2022	12,145,000	12,576,147
Bunge, Ltd. Finance Corp. 3.00%, 9/25/2022	6,740,000	7,003,871
Philip Morris International, Inc.:
1.13%, 5/1/2023	7,019,000	7,127,303
2.13%, 5/10/2023	1,280,000	1,327,142
2.38%, 8/17/2022	8,710,000	9,013,108
2.50%, 8/22/2022	1,295,000	1,345,026
2.50%, 11/2/2022	4,720,000	4,913,331
2.63%, 2/18/2022	5,493,000	5,653,231
2.63%, 3/6/2023	1,000	1,050
2.90%, 11/15/2021	3,840,000	3,944,717
4.13%, 5/17/2021	1,210,000	1,238,520
Security Description	Principal Amount	Value
Reynolds American, Inc.:
4.00%, 6/12/2022	$6,725,000	$7,095,951
4.85%, 9/15/2023	2,530,000	2,816,396
		83,466,857
AIRLINES — 0.2%
Continental Airlines 2007-1 Pass Through Trust Series 071A, 5.98%, 10/19/2023	24,285	23,563
Delta Air Lines 2007-1 Pass Through Trust Series 071A, 6.82%, 2/10/2024	811,099	808,114
Southwest Airlines Co.:
2.75%, 11/16/2022 (a)	1,260,000	1,298,569
4.75%, 5/4/2023	8,595,000	9,170,005
		11,300,251
APPAREL — 0.2%
Ralph Lauren Corp. 1.70%, 6/15/2022	2,010,000	2,048,009
Tapestry, Inc. 3.00%, 7/15/2022 (a)	3,214,000	3,243,633
VF Corp. 2.05%, 4/23/2022	7,751,000	7,931,056
		13,222,698
AUTO MANUFACTURERS — 3.9%
American Honda Finance Corp.:
1.95%, 5/20/2022	2,709,000	2,774,206
Series MTN, 0.65%, 9/8/2023 (a)	5,625,000	5,630,288
Series MTN, 0.88%, 7/7/2023	9,800,000	9,874,186
Series MTN, 1.95%, 5/10/2023	18,202,000	18,847,625
Series MTN, 2.05%, 1/10/2023	1,591,000	1,643,439
Series MTN, 2.20%, 6/27/2022	7,049,000	7,259,836
Series MTN, 2.60%, 11/16/2022	3,172,000	3,312,520
Series MTN, 3.38%, 12/10/2021	3,837,000	3,969,146
General Motors Co. 5.40%, 10/2/2023	7,460,000	8,225,172
General Motors Financial Co., Inc.:
1.70%, 8/18/2023 (a)	13,985,000	14,018,424
3.15%, 6/30/2022	7,707,000	7,916,322
3.20%, 7/6/2021	9,288,000	9,416,917
3.25%, 1/5/2023	2,312,000	2,390,885
3.45%, 1/14/2022	8,121,000	8,325,487
3.45%, 4/10/2022	8,036,000	8,246,945
3.55%, 7/8/2022	8,503,000	8,784,364

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 5/9/2023	$736,000	$769,782
4.15%, 6/19/2023	6,101,000	6,476,334
4.20%, 11/6/2021	8,025,000	8,270,806
4.25%, 5/15/2023	200,000	212,602
5.20%, 3/20/2023	13,020,000	14,125,268
PACCAR Financial Corp.:
3.40%, 8/9/2023	100,000	108,251
Series MTN, 0.35%, 8/11/2023	3,675,000	3,670,112
Series MTN, 0.80%, 6/8/2023	1,775,000	1,791,792
Series MTN, 1.90%, 2/7/2023	2,412,000	2,493,887
Series MTN, 2.00%, 9/26/2022	2,024,000	2,086,440
Series MTN, 2.25%, 2/25/2021	245,000	246,857
Series MTN, 2.65%, 5/10/2022	3,951,000	4,093,276
Series MTN, 2.65%, 4/6/2023	3,215,000	3,391,343
Series MTN, 2.85%, 3/1/2022	627,000	648,995
Toyota Motor Corp.:
2.16%, 7/2/2022	3,858,000	3,977,559
3.42%, 7/20/2023 (a)	152,000	164,353
Toyota Motor Credit Corp.:
Series GMTN, 2.70%, 1/11/2023 (a)	2,976,000	3,125,306
Series GMTN, 2.80%, 7/13/2022 (a)	2,110,000	2,200,920
Series MTN, 0.45%, 7/22/2022	6,625,000	6,639,310
Series MTN, 0.50%, 8/14/2023	10,630,000	10,647,433
Series MTN, 1.15%, 5/26/2022	20,025,000	20,280,118
Series MTN, 1.35%, 8/25/2023 (a)	18,081,000	18,540,257
Series MTN, 1.80%, 10/7/2021	4,510,000	4,575,440
Series MTN, 2.15%, 9/8/2022 (a)	721,000	745,132
Series MTN, 2.60%, 1/11/2022	7,627,000	7,844,141
Series MTN, 2.63%, 1/10/2023 (a)	2,316,000	2,428,164
Series MTN, 2.65%, 4/12/2022	3,461,000	3,581,339
Series MTN, 2.90%, 3/30/2023	6,810,000	7,219,145
Series MTN, 3.30%, 1/12/2022	4,726,000	4,902,611
		265,892,735
Security Description	Principal Amount	Value
BANKS — 34.7%
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	$2,006,000	$2,051,616
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	2,340,000	2,400,536
2.63%, 5/19/2022 (a)	3,182,000	3,298,302
Series MTN, 2.05%, 11/21/2022	9,057,000	9,378,976
Series MTN, 2.30%, 6/1/2021	50,000	50,670
Series MTN, 2.63%, 11/9/2022 (a)	3,728,000	3,903,514
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	8,200,000	8,199,836
Banco Santander SA:
3.13%, 2/23/2023	13,342,000	13,971,342
3.50%, 4/11/2022	5,384,000	5,581,539
3.85%, 4/12/2023	7,278,000	7,769,411
Bank of America Corp.:
4.10%, 7/24/2023	1,398,000	1,532,348
5.70%, 1/24/2022	5,806,000	6,204,350
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	26,350,000	28,064,067
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	42,812,000	44,941,897
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	12,607,000	13,035,008
Series GMTN, 3.30%, 1/11/2023 (a)	20,712,000	21,978,125
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (c)	6,016,000	6,248,338
Series MTN, 2.50%, 10/21/2022	10,769,000	10,998,487
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	20,000,000	21,664,800
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	10,042,000	10,360,331
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (a) (c)	11,280,000	11,475,821
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (c)	3,241,000	3,365,778
Bank of Montreal:
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (c)	5,100,000	5,495,250

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.05%, 11/1/2022	$14,824,000	$15,327,275
Series MTN, 2.35%, 9/11/2022 (a)	1,459,000	1,516,558
Series MTN, 2.55%, 11/6/2022	4,038,000	4,218,377
Series MTN, 2.90%, 3/26/2022	11,624,000	12,062,109
Bank of New York Mellon Corp.:
3.55%, 9/23/2021 (a)	7,684,000	7,910,217
Series MTN, 1.60%, 4/24/2025	1,015,000	1,055,153
Series MTN, 1.85%, 1/27/2023 (a)	4,720,000	4,872,220
Series MTN, 1.95%, 8/23/2022 (a)	13,491,000	13,901,666
Series MTN, 2.60%, 2/7/2022	7,686,000	7,906,511
Series MTN, 2.95%, 1/29/2023 (a)	6,915,000	7,284,468
Series MTN, 3.50%, 4/28/2023	1,469,000	1,582,921
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (a) (c)	4,788,000	4,955,293
Bank of Nova Scotia:
0.55%, 9/15/2023	4,200,000	4,202,394
1.63%, 5/1/2023	12,194,000	12,519,580
1.95%, 2/1/2023	19,163,000	19,774,875
2.00%, 11/15/2022	2,596,000	2,679,747
2.38%, 1/18/2023	3,065,000	3,193,485
2.70%, 3/7/2022	6,964,000	7,197,015
Series BKNT, 2.45%, 9/19/2022	3,775,000	3,931,134
Barclays Bank PLC 1.70%, 5/12/2022	10,330,000	10,504,784
Barclays PLC:
3.68%, 1/10/2023	6,785,000	7,000,492
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	13,287,000	14,258,944
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (c)	19,594,000	20,497,087
BB&T Corp. Series MTN, 2.75%, 4/1/2022	3,737,000	3,859,760
BBVA USA Series BKNT, 2.88%, 6/29/2022	3,200,000	3,297,152
BNP Paribas SA Series MTN, 3.25%, 3/3/2023	13,728,000	14,652,169
BPCE SA Series MTN, 2.75%, 12/2/2021	4,749,000	4,882,257
Security Description	Principal Amount	Value
Branch Banking & Trust Co.:
2.63%, 1/15/2022	$4,493,000	$4,615,299
Series BKNT, 2.85%, 4/1/2021	2,971,000	3,002,701
Canadian Imperial Bank of Commerce:
0.95%, 6/23/2023	7,385,000	7,451,022
2.55%, 6/16/2022	6,214,000	6,454,668
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (c)	10,398,000	10,766,713
Capital One NA:
2.15%, 9/6/2022 (a)	500,000	513,435
Series BKNT, 2.65%, 8/8/2022	100,000	103,493
Citigroup, Inc.:
2.70%, 10/27/2022	5,420,000	5,649,754
2.75%, 4/25/2022 (a)	13,849,000	14,313,357
2.90%, 12/8/2021	8,279,000	8,504,768
3.38%, 3/1/2023	100,000	106,328
3.50%, 5/15/2023 (a)	9,554,000	10,185,806
4.05%, 7/30/2022	8,296,000	8,806,038
4.50%, 1/14/2022	16,756,000	17,613,237
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (c)	16,254,000	16,771,527
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	23,826,000	24,729,244
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	3,200,000	3,463,072
SOFR + 0.87%, 2.31%, 11/4/2022 (c)	12,176,000	12,401,256
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	21,935,000	22,466,266
Citizens Bank NA/Providence RI:
Series BKNT, 2.65%, 5/26/2022	1,370,000	1,415,511
Series BKNT, 3.25%, 2/14/2022	4,047,000	4,192,409
Series BKNT, 3.70%, 3/29/2023 (a)	1,813,000	1,939,493
Comerica, Inc. 3.70%, 7/31/2023	9,925,000	10,746,294
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	7,515,000	7,746,387
2.75%, 1/10/2023 (a)	5,613,000	5,903,024
3.88%, 2/8/2022	15,290,000	16,013,523
3.95%, 11/9/2022	9,021,000	9,595,277
Credit Suisse AG:
1.00%, 5/5/2023	18,265,000	18,452,399
2.10%, 11/12/2021	11,495,000	11,711,566
2.80%, 4/8/2022	10,994,000	11,384,617
3.00%, 10/29/2021	12,969,000	13,333,559

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Credit Suisse Group Funding Guernsey, Ltd.:
3.80%, 9/15/2022	$15,801,000	$16,727,255
3.80%, 6/9/2023	14,428,000	15,524,672
Deutsche Bank AG:
3.30%, 11/16/2022	5,468,000	5,648,335
3.95%, 2/27/2023	1,065,000	1,119,304
4.25%, 10/14/2021	14,548,000	14,950,543
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	13,130,000	13,232,808
Series D, 5.00%, 2/14/2022	6,143,000	6,421,155
Discover Bank:
Series BKNT, 3.20%, 8/9/2021	3,689,000	3,768,092
Series BKNT, 3.35%, 2/6/2023	1,604,000	1,697,176
Series BKNT, 4.20%, 8/8/2023	400,000	437,760
Fifth Third Bancorp:
1.63%, 5/5/2023	4,720,000	4,840,313
2.60%, 6/15/2022	3,956,000	4,087,656
3.50%, 3/15/2022	3,175,000	3,303,048
Fifth Third Bank NA:
Series BKNT, 1.80%, 1/30/2023	3,879,000	3,987,651
Series BKNT, 2.88%, 10/1/2021	3,334,000	3,412,282
First Horizon National Corp. 3.55%, 5/26/2023	4,820,000	5,064,952
First Republic Bank:
Series BKNT, 2.50%, 6/6/2022	1,889,000	1,946,558
Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (c)	2,883,000	2,957,699
FNB Corp. 2.20%, 2/24/2023 (a)	4,680,000	4,713,743
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	2,625,000	2,631,038
3.00%, 4/26/2022	16,923,000	17,167,707
3.20%, 2/23/2023	10,922,000	11,566,835
3.63%, 1/22/2023 (a)	14,953,000	15,968,010
5.75%, 1/24/2022	33,118,000	35,363,069
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (c)	30,034,000	30,754,816
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	19,971,000	20,714,121
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	12,614,000	13,062,428
HSBC Holdings PLC:
3.60%, 5/25/2023	6,104,000	6,501,676
4.00%, 3/30/2022	459,000	481,486
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	$43,240,000	$45,083,754
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	23,300,000	24,936,592
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (c)	10,135,000	10,482,022
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	6,140,000	6,275,510
7.00%, 12/15/2020 (a)	2,644,000	2,678,848
Huntington National Bank:
1.80%, 2/3/2023	4,373,000	4,488,010
Series BKNT, 2.50%, 8/7/2022	616,000	638,096
Series BKNT, 3.13%, 4/1/2022	3,777,000	3,921,130
ING Groep NV:
3.15%, 3/29/2022	5,714,000	5,927,475
4.10%, 10/2/2023	15,000,000	16,444,350
JPMorgan Chase & Co.:
2.70%, 5/18/2023 (a)	3,366,000	3,550,692
2.97%, 1/15/2023	10,751,000	11,095,355
3.20%, 1/25/2023 (a)	13,489,000	14,327,746
3.25%, 9/23/2022	20,040,000	21,180,076
3.38%, 5/1/2023	10,306,000	10,962,595
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	12,020,000	12,487,338
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	9,729,000	10,424,429
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	22,500,000	24,389,550
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	8,606,000	8,902,649
SOFR + 0.06%, 0.65%, 9/16/2024 (a) (c)	3,400,000	3,401,904
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	45,650,000	46,596,324
KeyBank NA:
Series BKNT, 1.25%, 3/10/2023 (a)	15,107,000	15,366,538
Series BKNT, 2.30%, 9/14/2022	2,793,000	2,897,263
Series BKNT, 2.40%, 6/9/2022	1,401,000	1,446,336
Series BKNT, 2.50%, 11/22/2021	3,991,000	4,086,944
Series BKNT, 3.18%, 10/15/2027	1,385,000	1,442,478
Series BKNT, 3.30%, 2/1/2022	3,630,000	3,769,791

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.38%, 3/7/2023	$100,000	$106,705
Lloyds Bank PLC 2.25%, 8/14/2022 (a)	235,000	241,975
Lloyds Banking Group PLC:
3.00%, 1/11/2022	3,415,000	3,514,616
4.05%, 8/16/2023	1,350,000	1,462,523
1 year CMT + 1.10%, 1.33%, 6/15/2023 (c)	25,790,000	25,923,334
3 Month USD LIBOR + 1.25%, 2.86%, 3/17/2023 (c)	8,260,000	8,482,029
Series ., 3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	17,029,000	17,669,801
Manufacturers & Traders Trust Co. Series BKNT, 2.50%, 5/18/2022 (a)	4,858,000	5,017,682
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	3,655,000	3,718,670
2.62%, 7/18/2022	20,674,000	21,421,985
2.67%, 7/25/2022	12,423,000	12,873,706
3.00%, 2/22/2022	3,317,000	3,427,124
3.22%, 3/7/2022	5,732,000	5,947,638
3.46%, 3/2/2023	12,667,000	13,505,302
3.76%, 7/26/2023	15,002,000	16,246,716
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	8,000,000	8,009,600
Mizuho Financial Group, Inc.:
2.60%, 9/11/2022	4,959,000	5,152,103
2.95%, 2/28/2022	23,496,000	24,290,870
3.55%, 3/5/2023	3,865,000	4,123,182
3 Month USD LIBOR + 0.61%, 0.85%, 9/8/2024 (c)	3,970,000	3,961,941
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (c)	11,210,000	11,594,391
3 Month USD LIBOR + 0.99%, 1.24%, 7/10/2024 (c)	5,370,000	5,413,282
Morgan Stanley:
2.75%, 5/19/2022	25,123,000	26,033,709
4.88%, 11/1/2022	10,797,000	11,694,231
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	35,619,000	38,269,054
Series GMTN, 3.13%, 1/23/2023	15,538,000	16,415,586
Series GMTN, 3.75%, 2/25/2023 (a)	15,196,000	16,311,538
Series MTN, 2.63%, 11/17/2021	12,344,000	12,652,353
Series MTN, 4.10%, 5/22/2023	11,769,000	12,734,646
Security Description	Principal Amount	Value
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	$3,148,000	$3,304,770
MUFG Union Bank NA:
Series BKNT, 2.10%, 12/9/2022	3,554,000	3,670,109
Series BKNT, 3.15%, 4/1/2022	6,568,000	6,817,453
National Australia Bank, Ltd.:
1.88%, 12/13/2022	7,681,000	7,928,866
2.80%, 1/10/2022	6,864,000	7,078,088
2.88%, 4/12/2023	525,000	556,463
3.00%, 1/20/2023	544,000	575,264
3.38%, 9/20/2021 (a)	4,740,000	4,883,859
3.70%, 11/4/2021	6,688,000	6,935,590
Series GMTN, 2.50%, 5/22/2022	7,693,000	7,962,255
National Bank of Canada:
1 year CMT + 0.77%, 0.90%, 8/15/2023 (c)	2,730,000	2,738,872
Series MTN, 2.10%, 2/1/2023	14,896,000	15,396,804
Natwest Group PLC:
1 year CMT + 2.15%, 2.36%, 5/22/2024 (a) (c)	3,805,000	3,905,642
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	11,190,000	11,588,588
Northern Trust Corp. 2.38%, 8/2/2022	104,000	107,843
PNC Bank NA:
3 Month USD LIBOR + 0.00%, 1.74%, 2/24/2023 (c)	4,305,000	4,380,337
3 Month USD LIBOR + 0.42%, 2.03%, 12/9/2022 (a) (c)	6,339,000	6,456,715
Series BKNT, 2.45%, 7/28/2022	1,370,000	1,416,854
Series BKNT, 2.55%, 12/9/2021 (a)	4,393,000	4,502,210
Series BKNT, 2.63%, 2/17/2022	6,033,000	6,208,862
Series BKNT, 2.70%, 11/1/2022	9,771,000	10,211,574
Series BKNT, 2.95%, 1/30/2023	16,331,000	17,184,458
Series BKNT, 3.50%, 6/8/2023	600,000	645,042
PNC Financial Services Group, Inc.:
2.85%, 11/9/2022 (d)	3,420,000	3,591,000
3.30%, 3/8/2022	10,716,000	11,138,210
Regions Financial Corp.:
2.75%, 8/14/2022 (a)	6,392,000	6,642,822
3.80%, 8/14/2023	9,389,000	10,190,727

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Royal Bank of Canada:
Series GMTN, 1.60%, 4/17/2023 (a)	$9,055,000	$9,296,587
Series GMTN, 1.95%, 1/17/2023	8,371,000	8,652,684
Series GMTN, 2.75%, 2/1/2022 (a)	5,550,000	5,730,930
Series GMTN, 2.80%, 4/29/2022 (a)	7,618,000	7,908,170
Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	3,540,000	3,817,607
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	5,159,000	5,403,743
3.70%, 3/28/2022	7,807,000	8,089,691
4.45%, 12/3/2021	3,577,000	3,707,954
Santander UK Group Holdings PLC:
3.13%, 1/8/2021	3,132,000	3,154,488
3.57%, 1/10/2023	1,407,000	1,450,617
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	947,000	989,492
Santander UK PLC:
2.10%, 1/13/2023	7,747,000	8,002,574
3.75%, 11/15/2021	3,984,000	4,124,436
Skandinaviska Enskilda Banken AB 2.80%, 3/11/2022	3,364,000	3,479,352
Sumitomo Mitsui Banking Corp.:
3.00%, 1/18/2023	11,000	11,590
3.20%, 7/18/2022	5,000,000	5,237,350
3.95%, 7/19/2023	601,000	654,982
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/2021	5,462,000	5,576,210
2.78%, 7/12/2022	12,027,000	12,490,761
2.78%, 10/18/2022	7,414,000	7,737,918
2.85%, 1/11/2022	5,609,000	5,770,651
3.10%, 1/17/2023	12,817,000	13,520,653
3.75%, 7/19/2023 (a)	7,940,000	8,603,546
3.94%, 10/16/2023	4,423,000	4,843,981
Synchrony Bank:
Series BKNT, 3.00%, 6/15/2022	3,874,000	3,998,394
Series BKNT, 3.65%, 5/24/2021	3,840,000	3,897,408
Synovus Bank SOFR + 0.95%, 2.29%, 2/10/2023 (c)	18,212,000	18,446,206
Synovus Financial Corp. 3.13%, 11/1/2022	720,000	742,766
Security Description	Principal Amount	Value
Toronto-Dominion Bank:
Series GMTN, 3.50%, 7/19/2023 (a)	$300,000	$325,863
Series MTN, 0.45%, 9/11/2023	6,000,000	5,993,400
Series MTN, 0.75%, 6/12/2023	10,955,000	11,021,497
Series MTN, 1.90%, 12/1/2022 (a)	10,326,000	10,658,187
Series MTN, 2.65%, 6/12/2024	15,000,000	16,058,100
Truist Bank:
Series BKNT, 1.25%, 3/9/2023	18,296,000	18,621,120
Series BKNT, 2.45%, 8/1/2022	1,100,000	1,139,490
Series BKNT, 2.75%, 5/1/2023	250,000	263,663
Series BKNT, 2.80%, 5/17/2022 (a)	13,417,000	13,922,821
Series BKNT, 3.00%, 2/2/2023	100,000	105,580
Truist Financial Corp.:
2.70%, 1/27/2022	6,623,000	6,815,729
Series MTN, 2.20%, 3/16/2023	7,001,000	7,274,179
Series MTN, 3.05%, 6/20/2022	15,298,000	15,950,766
Series MTN, 3.95%, 3/22/2022 (a)	1,118,000	1,170,233
US Bancorp:
Series MTN, 2.95%, 7/15/2022	11,389,000	11,886,927
Series MTN, 3.00%, 3/15/2022 (a)	7,476,000	7,750,145
Series V, 2.63%, 1/24/2022	4,948,000	5,086,099
US Bank NA:
1.95%, 1/9/2023 (a)	3,824,000	3,955,507
Series BKNT, 1.80%, 1/21/2022 (a)	11,153,000	11,354,646
Series BKNT, 2.65%, 5/23/2022 (a)	6,409,000	6,642,416
Series BKNT, 2.85%, 1/23/2023 (a)	2,184,000	2,303,880
Series BKNT, 3.45%, 11/16/2021	7,033,000	7,264,526
Wells Fargo & Co.:
3.07%, 1/24/2023	37,783,000	38,975,809
Series M, 3.45%, 2/13/2023	12,109,000	12,836,630
Series MTN, 2.63%, 7/22/2022	31,309,000	32,469,312
Series MTN, 3.50%, 3/8/2022 (a)	14,530,000	15,157,260
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	34,665,000	35,311,502

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Bank NA:
Series BKNT, 3.55%, 8/14/2023	$195,000	$211,097
Series BKNT, 3.63%, 10/22/2021	11,509,000	11,866,700
Westpac Banking Corp.:
2.00%, 1/13/2023	9,588,000	9,918,498
2.50%, 6/28/2022	4,024,000	4,175,061
2.75%, 1/11/2023	9,204,000	9,683,436
2.80%, 1/11/2022	9,629,000	9,935,010
3.65%, 5/15/2023 (a)	6,222,000	6,736,497
		2,353,039,907
BEVERAGES — 1.3%
Anheuser-Busch InBev Finance, Inc. 3.30%, 2/1/2023	3,508,000	3,726,198
Beam Suntory, Inc. 3.25%, 5/15/2022	1,043,000	1,077,252
Coca-Cola Co. 2.50%, 4/1/2023	1,816,000	1,914,482
Constellation Brands, Inc.:
2.65%, 11/7/2022	4,751,000	4,937,952
2.70%, 5/9/2022	4,569,000	4,718,086
3.20%, 2/15/2023	2,440,000	2,579,422
3.75%, 5/1/2021	3,251,000	3,314,004
4.25%, 5/1/2023	1,381,000	1,504,972
Diageo Capital PLC 2.63%, 4/29/2023	769,000	806,550
Diageo Investment Corp.:
2.88%, 5/11/2022	6,800,000	7,071,388
8.00%, 9/15/2022	447,000	510,376
Keurig Dr Pepper, Inc. 4.06%, 5/25/2023	11,167,000	12,138,417
Molson Coors Brewing Co. 3.50%, 5/1/2022	3,040,000	3,166,434
PepsiCo, Inc.:
0.75%, 5/1/2023	8,851,000	8,942,696
1.70%, 10/6/2021 (a)	1,558,000	1,578,784
2.25%, 5/2/2022	3,973,000	4,087,899
2.75%, 3/5/2022	9,209,000	9,527,816
2.75%, 3/1/2023	5,174,000	5,468,918
3.10%, 7/17/2022 (a)	7,255,000	7,586,263
		84,657,909
BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
2.65%, 5/11/2022	11,037,000	11,409,830
2.70%, 5/1/2022	3,676,000	3,793,852
3.63%, 5/15/2022	3,856,000	4,022,116
3.88%, 11/15/2021	8,477,943	8,725,584
Biogen, Inc. 3.63%, 9/15/2022	6,719,000	7,128,456
Celgene Corp. 3.95%, 10/15/2020	2,053,000	2,049,962
Gilead Sciences, Inc.:
0.75%, 9/29/2023 (a)	8,520,000	8,544,793
Security Description	Principal Amount	Value
1.95%, 3/1/2022	$3,518,000	$3,587,797
3.25%, 9/1/2022	5,950,000	6,233,101
4.40%, 12/1/2021	5,485,000	5,683,283
4.50%, 4/1/2021	3,090,000	3,121,827
Royalty Pharma PLC 0.75%, 9/2/2023 (b)	5,890,000	5,879,162
		70,179,763
BUILDING MATERIALS — 0.3%
Carrier Global Corp. 1.92%, 2/15/2023 (b)	13,487,000	13,872,998
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	5,000,000	5,464,400
		19,337,398
CHEMICALS — 1.6%
Air Products & Chemicals, Inc. 3.00%, 11/3/2021 (a)	543,000	558,014
Cabot Corp. 3.70%, 7/15/2022 (a)	2,570,000	2,670,667
Celanese US Holdings LLC:
4.63%, 11/15/2022	77,000	82,970
5.88%, 6/15/2021	2,377,000	2,458,650
DuPont de Nemours, Inc. 2.17%, 5/1/2023	23,316,000	23,536,103
Eastman Chemical Co.:
3.50%, 12/1/2021	6,471,000	6,675,419
3.60%, 8/15/2022	3,466,000	3,635,972
Ecolab, Inc. 2.38%, 8/10/2022	3,932,000	4,075,243
FMC Corp. 3.95%, 2/1/2022	1,315,000	1,357,527
Linde, Inc.:
2.20%, 8/15/2022	2,622,000	2,697,907
2.45%, 2/15/2022	4,155,000	4,251,105
2.70%, 2/21/2023	634,000	663,652
LYB International Finance B.V. 4.00%, 7/15/2023	9,823,000	10,636,148
LyondellBasell Industries NV 6.00%, 11/15/2021	8,874,000	9,290,279
Mosaic Co.:
3.25%, 11/15/2022	14,123,000	14,742,011
3.75%, 11/15/2021	2,446,000	2,504,900
NewMarket Corp. 4.10%, 12/15/2022	2,380,000	2,543,030
Nutrien, Ltd.:
1.90%, 5/13/2023	4,990,000	5,151,526
3.15%, 10/1/2022	2,635,000	2,749,939
PPG Industries, Inc. 3.20%, 3/15/2023	1,100,000	1,168,398
RPM International, Inc. 3.45%, 11/15/2022	2,865,000	2,969,286

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Sherwin-Williams Co. 4.20%, 1/15/2022	$700,000	$726,628
		105,145,374
COMMERCIAL SERVICES — 0.8%
Block Financial LLC 5.50%, 11/1/2022 (a)	1,752,000	1,871,276
Cintas Corp. No. 2 2.90%, 4/1/2022	3,289,000	3,398,293
Equifax, Inc.:
3.30%, 12/15/2022	207,000	216,924
3.60%, 8/15/2021	2,977,000	3,055,771
Global Payments, Inc. 4.00%, 6/1/2023	4,921,000	5,329,787
IHS Markit, Ltd. 4.13%, 8/1/2023	625,000	677,806
Moody's Corp.:
2.63%, 1/15/2023	775,000	810,604
4.50%, 9/1/2022	8,207,000	8,746,774
PayPal Holdings, Inc.:
1.35%, 6/1/2023 (a)	5,825,000	5,951,985
2.20%, 9/26/2022	7,738,000	7,999,390
RELX Capital, Inc. 3.50%, 3/16/2023	12,290,000	13,070,907
Total System Services, Inc. 3.75%, 6/1/2023	300,000	321,489
Verisk Analytics, Inc. 5.80%, 5/1/2021	2,573,000	2,649,470
		54,100,476
COMPUTERS — 3.9%
Apple, Inc.:
0.75%, 5/11/2023	26,483,000	26,756,305
1.70%, 9/11/2022 (a)	11,271,000	11,578,022
2.10%, 9/12/2022 (a)	4,020,000	4,155,394
2.15%, 2/9/2022	7,954,000	8,157,225
2.30%, 5/11/2022 (a)	9,107,000	9,385,219
2.40%, 1/13/2023	4,949,000	5,170,963
2.40%, 5/3/2023	15,600,000	16,404,804
2.50%, 2/9/2022	9,998,000	10,282,243
2.70%, 5/13/2022 (a)	7,112,000	7,387,661
2.85%, 2/23/2023	9,852,000	10,394,254
Dell International LLC/EMC Corp.:
4.42%, 6/15/2021 (b)	4,747,000	4,850,627
5.45%, 6/15/2023 (b)	31,194,000	34,194,863
DXC Technology Co. 4.00%, 4/15/2023	17,196,000	18,121,317
Hewlett Packard Enterprise Co.:
2.25%, 4/1/2023	3,969,000	4,093,071
3.50%, 10/5/2021	4,298,000	4,419,075
4.40%, 10/15/2022	8,450,000	9,029,416
4.45%, 10/2/2023	11,059,000	12,155,942
HP, Inc.:
4.05%, 9/15/2022	3,429,000	3,654,560
Security Description	Principal Amount	Value
4.65%, 12/9/2021	$400,000	$419,412
IBM Credit LLC:
2.20%, 9/8/2022	2,046,000	2,119,636
3.00%, 2/6/2023 (a)	6,300,000	6,679,008
3.60%, 11/30/2021	4,483,000	4,654,385
International Business Machines Corp.:
1.88%, 8/1/2022	10,075,000	10,345,917
2.50%, 1/27/2022	6,521,000	6,706,848
2.85%, 5/13/2022	20,417,000	21,243,684
2.88%, 11/9/2022	5,447,000	5,728,555
3.38%, 8/1/2023	175,000	189,458
Leidos, Inc. 2.95%, 5/15/2023 (b)	2,576,000	2,710,235
		260,988,099
COSMETICS/PERSONAL CARE — 0.6%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	63,000	65,565
Series MTN, 2.10%, 5/1/2023	406,000	424,055
Series MTN, 2.30%, 5/3/2022	1,297,000	1,334,587
Series MTN, 2.45%, 11/15/2021	120,000	122,449
Procter & Gamble Co.:
1.70%, 11/3/2021 (a)	4,546,000	4,617,463
1.90%, 10/23/2020	2,845,000	2,847,646
2.15%, 8/11/2022	9,327,000	9,652,792
2.30%, 2/6/2022	3,032,000	3,115,350
Unilever Capital Corp.:
0.38%, 9/14/2023 (a)	2,120,000	2,125,597
2.20%, 5/5/2022	9,890,000	10,172,162
3.00%, 3/7/2022	4,917,000	5,106,747
3.13%, 3/22/2023	695,000	740,133
		40,324,546
DIVERSIFIED FINANCIAL SERVICES — 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.30%, 1/23/2023	7,773,000	7,772,145
3.50%, 5/26/2022	3,442,000	3,474,286
3.95%, 2/1/2022	6,419,000	6,496,606
4.13%, 7/3/2023	2,570,000	2,618,496
4.45%, 12/16/2021	3,374,000	3,445,056
4.50%, 9/15/2023	5,135,000	5,288,023
4.63%, 7/1/2022	4,370,000	4,475,273
5.00%, 10/1/2021	4,507,000	4,649,151
Air Lease Corp.:
2.25%, 1/15/2023	4,019,000	4,031,419
2.50%, 3/1/2021	3,123,000	3,143,112
2.63%, 7/1/2022 (a)	3,433,000	3,451,470
2.75%, 1/15/2023	1,294,000	1,312,362

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 1/15/2022 (a)	$7,320,000	$7,509,954
3.75%, 2/1/2022	2,668,000	2,721,360
3.88%, 7/3/2023	15,000,000	15,617,550
Aircastle, Ltd.:
5.00%, 4/1/2023	2,898,000	2,905,680
5.50%, 2/15/2022	3,390,000	3,462,410
Ally Financial, Inc.:
1.45%, 10/2/2023 (a)	1,355,000	1,354,160
3.05%, 6/5/2023	8,010,000	8,320,868
4.13%, 2/13/2022	5,057,000	5,248,509
4.25%, 4/15/2021	1,979,000	2,013,177
4.63%, 5/19/2022	7,705,000	8,091,945
American Express Co.:
2.50%, 8/1/2022	14,535,000	15,038,928
2.65%, 12/2/2022 (a)	5,823,000	6,100,058
2.75%, 5/20/2022	15,519,000	16,054,405
3.40%, 2/27/2023	19,252,000	20,495,102
3.70%, 11/5/2021	8,781,000	9,073,671
3.70%, 8/3/2023	1,393,000	1,510,513
American Express Credit Corp. Series MTN, 2.70%, 3/3/2022	7,130,000	7,350,388
Ameriprise Financial, Inc. 3.00%, 3/22/2022	3,300,000	3,423,420
BGC Partners, Inc. 5.38%, 7/24/2023	3,708,000	3,926,957
BlackRock, Inc. 3.38%, 6/1/2022	4,348,000	4,566,661
Blackstone/GSO Secured Lending Fund 3.65%, 7/14/2023 (b)	7,575,000	7,617,647
Capital One Bank USA NA:
3.38%, 2/15/2023	13,899,000	14,702,084
SOFR + 0.62%, 2.01%, 1/27/2023 (c)	533,000	542,109
Capital One Financial Corp.:
2.60%, 5/11/2023 (a)	26,492,000	27,708,248
3.05%, 3/9/2022	5,778,000	5,961,509
3.20%, 1/30/2023 (a)	6,658,000	7,031,048
3.50%, 6/15/2023	2,278,000	2,435,729
Charles Schwab Corp. 2.65%, 1/25/2023	5,921,000	6,206,807
CME Group, Inc. 3.00%, 9/15/2022	4,367,000	4,583,909
Discover Financial Services:
3.85%, 11/21/2022	3,042,000	3,234,346
5.20%, 4/27/2022	3,519,000	3,754,421
Franklin Resources, Inc. 2.80%, 9/15/2022 (a)	450,000	469,813
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023 (a)	5,658,000	5,673,390
2.35%, 9/15/2022	4,240,000	4,386,068
Security Description	Principal Amount	Value
International Lease Finance Corp. 5.88%, 8/15/2022	$5,018,000	$5,370,314
Invesco Finance PLC 3.13%, 11/30/2022	95,000	100,083
Jefferies Group LLC 5.13%, 1/20/2023	12,822,000	13,971,749
Mastercard, Inc. 2.00%, 11/21/2021	4,244,000	4,321,835
ORIX Corp. 2.90%, 7/18/2022	334,000	346,338
Synchrony Financial 2.85%, 7/25/2022 (a)	5,611,000	5,773,495
Visa, Inc.:
2.15%, 9/15/2022	13,431,000	13,898,130
2.80%, 12/14/2022	11,488,000	12,072,739
Western Union Co. 3.60%, 3/15/2022	4,479,000	4,643,917
		349,748,843
ELECTRIC — 4.9%
Alabama Power Co. Series 17A, 2.45%, 3/30/2022	2,913,000	2,995,292
Ameren Corp. 2.70%, 11/15/2020	2,075,000	2,078,942
American Electric Power Co., Inc. Series I, 3.65%, 12/1/2021	3,296,000	3,413,403
Appalachian Power Co. 4.60%, 3/30/2021	2,094,000	2,114,877
Baltimore Gas & Electric Co.:
3.35%, 7/1/2023	50,000	53,419
3.50%, 11/15/2021	20,000	20,530
Berkshire Hathaway Energy Co. 2.80%, 1/15/2023	3,915,000	4,115,252
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	4,284,000	4,431,498
3.60%, 11/1/2021	3,966,000	4,096,243
CMS Energy Corp. 5.05%, 3/15/2022	2,515,000	2,642,913
Connecticut Light & Power Co. 2.50%, 1/15/2023	25,000	26,026
Dominion Energy, Inc.:
2.72%, 8/15/2021 (d)	5,496,000	5,596,632
4.10%, 4/1/2021 (a) (d)	3,128,000	3,180,957
Series B, 2.75%, 1/15/2022	5,137,000	5,255,151
Series B, 2.75%, 9/15/2022 (a)	2,105,000	2,175,770
DTE Electric Co. 3.90%, 6/1/2021	189,000	191,739
DTE Energy Co.:
2.25%, 11/1/2022	3,152,000	3,254,881

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 2.60%, 6/15/2022	$3,261,000	$3,366,298
Series B, 3.30%, 6/15/2022 (a)	2,911,000	3,029,303
Series H, 0.55%, 11/1/2022	6,855,000	6,859,730
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	1,000,000	1,047,270
3.35%, 5/15/2022 (a)	3,293,000	3,450,109
Duke Energy Corp.:
1.80%, 9/1/2021	5,806,000	5,875,962
2.40%, 8/15/2022	8,988,000	9,288,469
3.05%, 8/15/2022	5,615,000	5,841,228
Duke Energy Progress LLC 2.80%, 5/15/2022	3,380,000	3,491,506
Edison International:
2.40%, 9/15/2022 (a)	5,548,000	5,629,833
2.95%, 3/15/2023	394,000	404,051
3.13%, 11/15/2022	3,665,000	3,775,939
Entergy Corp. 4.00%, 7/15/2022	4,234,000	4,466,404
Evergy Metro, Inc. 3.15%, 3/15/2023	500,000	528,865
Eversource Energy:
2.50%, 3/15/2021	3,260,000	3,285,395
2.80%, 5/1/2023	80,000	84,038
Series K, 2.75%, 3/15/2022	4,968,000	5,124,343
Exelon Corp.:
3.50%, 6/1/2022	5,634,000	5,889,164
5.15%, 12/1/2020	3,219,000	3,219,000
Exelon Generation Co. LLC:
3.40%, 3/15/2022	3,271,000	3,393,401
4.25%, 6/15/2022	3,579,000	3,777,957
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	2,800,000	2,874,844
Series B, 4.25%, 3/15/2023	10,197,000	10,827,990
Georgia Power Co.:
2.40%, 4/1/2021 (a)	3,141,000	3,162,359
2.85%, 5/15/2022	4,811,000	4,987,131
Series A, 2.10%, 7/30/2023	4,985,000	5,204,440
ITC Holdings Corp. 2.70%, 11/15/2022	5,041,000	5,257,763
National Rural Utilities Cooperative Finance Corp.:
2.40%, 4/25/2022	4,589,000	4,719,236
3.05%, 2/15/2022	1,461,000	1,503,106
Series MTN, 1.75%, 1/21/2022	3,459,000	3,521,608
Series MTN, 2.30%, 9/15/2022	975,000	1,007,926
Series MTN, 2.90%, 3/15/2021	3,277,000	3,316,455
Security Description	Principal Amount	Value
NextEra Energy Capital Holdings, Inc.:
1.95%, 9/1/2022	$348,000	$358,137
2.40%, 9/1/2021	9,830,000	10,016,573
2.80%, 1/15/2023	313,000	328,478
2.90%, 4/1/2022	8,849,000	9,164,821
3.20%, 2/25/2022	160,000	166,059
3.30%, 8/15/2022	5,207,000	5,476,931
Northern States Power Co. 2.60%, 5/15/2023	100,000	104,534
NSTAR Electric Co. 2.38%, 10/15/2022	758,000	784,394
Ohio Power Co. Series M, 5.38%, 10/1/2021	3,123,000	3,276,558
Oncor Electric Delivery Co. LLC:
4.10%, 6/1/2022	2,429,000	2,551,446
7.00%, 9/1/2022	55,000	61,658
Pacific Gas & Electric Co. 1.75%, 6/16/2022	22,690,000	22,710,648
PacifiCorp 2.95%, 2/1/2022	2,878,000	2,956,368
PECO Energy Co. 1.70%, 9/15/2021	2,818,000	2,852,267
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	1,054,000	1,112,413
4.20%, 6/15/2022	7,207,000	7,568,071
Progress Energy, Inc.:
3.15%, 4/1/2022	2,822,000	2,914,759
4.40%, 1/15/2021	3,002,000	3,012,057
PSEG Power LLC:
3.00%, 6/15/2021	1,727,000	1,753,095
3.85%, 6/1/2023	5,924,000	6,384,058
Public Service Co. of Colorado 2.25%, 9/15/2022	604,000	618,659
Public Service Enterprise Group, Inc.:
2.00%, 11/15/2021	3,509,000	3,562,161
2.65%, 11/15/2022 (a)	3,806,000	3,969,430
Puget Energy, Inc.:
5.63%, 7/15/2022	624,000	665,446
6.00%, 9/1/2021	3,856,000	4,040,124
Sempra Energy:
2.85%, 11/15/2020	2,057,000	2,059,139
2.88%, 10/1/2022	4,312,000	4,473,872
2.90%, 2/1/2023	2,032,000	2,127,870
Southern California Edison Co.:
3.88%, 6/1/2021	3,260,000	3,306,162
Series B, 2.40%, 2/1/2022	2,308,000	2,356,676
Series D, 3.40%, 6/1/2023 (a)	100,000	106,724
Southern Co.:
2.35%, 7/1/2021	6,571,000	6,653,729

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 7/1/2023	$10,738,000	$11,397,850
Southern Power Co. Series E, 2.50%, 12/15/2021	942,000	964,504
Virginia Electric & Power Co.:
2.95%, 1/15/2022 (a)	1,388,000	1,421,798
Series C, 2.75%, 3/15/2023	194,000	203,213
WEC Energy Group, Inc.:
0.55%, 9/15/2023 (a)	14,750,000	14,787,170
3.10%, 3/8/2022	3,083,000	3,205,426
Wisconsin Public Service Corp. 3.35%, 11/21/2021	2,283,000	2,359,777
Xcel Energy, Inc.:
0.50%, 10/15/2023	4,360,000	4,360,872
2.40%, 3/15/2021 (a)	2,748,000	2,768,665
2.60%, 3/15/2022	355,000	365,107
		333,182,347
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (e)
Emerson Electric Co. 2.63%, 12/1/2021	3,132,000	3,209,799
ELECTRONICS — 0.8%
Agilent Technologies, Inc.:
3.20%, 10/1/2022	280,000	292,832
3.88%, 7/15/2023	550,000	596,508
Arrow Electronics, Inc.:
3.50%, 4/1/2022	2,338,000	2,411,670
4.50%, 3/1/2023	371,000	395,312
Avnet, Inc.:
3.75%, 12/1/2021	2,619,000	2,690,237
4.88%, 12/1/2022	753,000	804,904
Flex, Ltd. 5.00%, 2/15/2023	60,000	65,634
Honeywell International, Inc.:
0.48%, 8/19/2022	7,825,000	7,836,659
1.85%, 11/1/2021	7,756,000	7,880,329
2.15%, 8/8/2022	5,812,000	6,002,401
Jabil, Inc. 4.70%, 9/15/2022	2,107,000	2,257,946
Roper Technologies, Inc.:
0.45%, 8/15/2022	2,280,000	2,278,244
2.80%, 12/15/2021	4,084,000	4,188,632
3.13%, 11/15/2022	5,000	5,238
3.65%, 9/15/2023	14,318,000	15,554,646
Tyco Electronics Group SA 3.50%, 2/3/2022	1,073,000	1,107,508
		54,368,700
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
3.55%, 6/1/2022	4,426,000	4,614,946
4.75%, 5/15/2023	2,104,000	2,314,905
Security Description	Principal Amount	Value
Waste Management, Inc.:
2.40%, 5/15/2023	$200,000	$208,904
2.90%, 9/15/2022	10,816,000	11,265,188
		18,403,943
FOOD — 1.2%
Campbell Soup Co.:
2.50%, 8/2/2022	3,857,000	3,986,210
3.65%, 3/15/2023	4,017,000	4,298,270
Conagra Brands, Inc.:
3.20%, 1/25/2023	3,062,000	3,226,031
3.80%, 10/22/2021	11,997,000	12,410,897
Flowers Foods, Inc. 4.38%, 4/1/2022	2,587,000	2,677,907
General Mills, Inc.:
2.60%, 10/12/2022	2,859,000	2,974,847
3.15%, 12/15/2021	3,156,000	3,239,508
Hershey Co. 3.38%, 5/15/2023	193,000	207,766
JM Smucker Co.:
3.00%, 3/15/2022	3,889,000	4,027,254
3.50%, 10/15/2021 (a)	3,791,000	3,907,763
Kellogg Co.:
3.13%, 5/17/2022	1,500,000	1,558,995
4.00%, 12/15/2020	642,000	646,757
Kroger Co.:
2.60%, 2/1/2021	1,332,000	1,339,339
2.80%, 8/1/2022	2,861,000	2,973,523
2.95%, 11/1/2021	1,269,000	1,300,433
3.40%, 4/15/2022	3,935,000	4,080,910
3.85%, 8/1/2023	153,000	165,843
McCormick & Co., Inc. 2.70%, 8/15/2022	4,825,000	5,021,860
Mondelez International, Inc.:
0.63%, 7/1/2022	9,510,000	9,535,962
2.13%, 4/13/2023	3,538,000	3,673,470
3.63%, 5/7/2023	2,216,000	2,383,308
Sysco Corp. 2.60%, 6/12/2022	2,771,000	2,862,637
Tyson Foods, Inc. 4.50%, 6/15/2022	6,075,000	6,425,467
		82,924,957
GAS — 0.0% (e)
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	186,000	198,866
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	2,472,000	2,474,818
National Fuel Gas Co. 4.90%, 12/1/2021	76,000	78,683
		2,752,367

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories 2.55%, 3/15/2022	$4,683,000	$4,834,074
Boston Scientific Corp. 3.38%, 5/15/2022	3,156,000	3,295,053
Covidien International Finance SA 3.20%, 6/15/2022	5,487,000	5,700,389
DH Europe Finance II Sarl 2.05%, 11/15/2022	4,963,000	5,117,250
Medtronic, Inc.:
2.75%, 4/1/2023 (a)	100,000	105,413
3.15%, 3/15/2022	11,735,000	12,191,609
Thermo Fisher Scientific, Inc. 3.00%, 4/15/2023	14,974,000	15,835,005
Zimmer Biomet Holdings, Inc.:
3.15%, 4/1/2022	9,024,000	9,333,614
3.38%, 11/30/2021	4,166,000	4,270,983
		60,683,390
HEALTH CARE SERVICES — 1.6%
Aetna, Inc.:
2.75%, 11/15/2022	7,833,000	8,146,633
2.80%, 6/15/2023	2,018,000	2,123,864
Anthem, Inc.:
2.95%, 12/1/2022 (a)	7,601,000	7,982,798
3.13%, 5/15/2022	4,217,000	4,398,331
3.30%, 1/15/2023	9,963,000	10,560,880
Cigna Holding Co. 4.38%, 12/15/2020	250,000	250,548
CommonSpirit Health 2.95%, 11/1/2022	2,465,000	2,570,995
Dignity Health 3.13%, 11/1/2022	497,000	513,093
HCA, Inc. 4.75%, 5/1/2023	10,892,000	11,881,974
Humana, Inc.:
2.90%, 12/15/2022	3,805,000	3,979,992
3.15%, 12/1/2022	4,368,000	4,584,784
Laboratory Corp. of America Holdings:
3.20%, 2/1/2022	2,671,000	2,764,271
3.75%, 8/23/2022	4,855,000	5,106,246
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	900,000	967,716
UnitedHealth Group, Inc.:
2.38%, 10/15/2022	3,956,000	4,116,732
2.75%, 2/15/2023 (a)	3,810,000	3,995,700
2.88%, 12/15/2021	4,777,000	4,923,367
2.88%, 3/15/2022	5,971,000	6,152,817
2.88%, 3/15/2023	6,125,000	6,482,394
3.15%, 6/15/2021	3,283,000	3,348,595
3.35%, 7/15/2022 (a)	11,268,000	11,873,204
Security Description	Principal Amount	Value
3.38%, 11/15/2021	$2,959,000	$3,036,200
		109,761,134
HOME BUILDERS — 0.1%
DR Horton, Inc.:
2.55%, 12/1/2020	2,361,000	2,368,508
4.38%, 9/15/2022	1,600,000	1,694,128
4.75%, 2/15/2023	525,000	568,496
NVR, Inc. 3.95%, 9/15/2022	3,558,000	3,757,640
		8,388,772
HOME FURNISHINGS — 0.1%
Whirlpool Corp. 4.70%, 6/1/2022 (a)	3,899,000	4,152,279
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 2.45%, 8/1/2022	1,000	1,033
Clorox Co.:
3.05%, 9/15/2022	3,117,000	3,254,522
3.80%, 11/15/2021 (a)	3,095,000	3,211,186
Kimberly-Clark Corp. 2.40%, 3/1/2022 (a)	2,274,000	2,335,853
		8,802,594
HOUSEWARES — 0.0% (e)
Newell Brands, Inc. 3.65%, 4/1/2021	27,000	27,086
INSURANCE — 1.2%
Aflac, Inc. 3.63%, 6/15/2023	575,000	622,926
Alleghany Corp. 4.95%, 6/27/2022 (a)	59,000	63,004
American International Group, Inc. 4.88%, 6/1/2022	10,216,000	10,947,568
Aon Corp. 2.20%, 11/15/2022	4,247,000	4,396,155
Aon PLC 2.80%, 3/15/2021	1,164,000	1,174,325
Assurant, Inc. 4.00%, 3/15/2023	225,000	238,869
Berkshire Hathaway Finance Corp. 3.00%, 5/15/2022	4,758,000	4,961,309
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021 (a)	3,060,000	3,081,634
2.75%, 3/15/2023	10,946,000	11,529,860
3.00%, 2/11/2023	3,772,000	4,001,149
3.40%, 1/31/2022 (a)	3,424,000	3,560,926
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	3,855,000	4,053,417
2.88%, 11/3/2022	5,765,000	6,037,454
Enstar Group, Ltd. 4.50%, 3/10/2022	2,129,000	2,209,242

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Equitable Holdings, Inc. 3.90%, 4/20/2023	$700,000	$751,604
Lincoln National Corp. 4.20%, 3/15/2022	1,619,000	1,702,573
Loews Corp. 2.63%, 5/15/2023	233,000	244,459
Markel Corp. 4.90%, 7/1/2022	3,459,000	3,700,611
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	3,535,000	3,633,945
3.30%, 3/14/2023	600,000	636,072
MetLife, Inc. 3.05%, 12/15/2022	3,404,000	3,605,721
Primerica, Inc. 4.75%, 7/15/2022	270,000	287,844
Prudential Financial, Inc.:
Series MTN, 4.50%, 11/15/2020 (a)	522,000	524,573
Series MTN, 4.50%, 11/16/2021	3,787,000	3,960,142
W R Berkley Corp. 4.63%, 3/15/2022	2,586,000	2,730,661
Willis Towers Watson PLC 5.75%, 3/15/2021	1,052,000	1,075,859
		79,731,902
INTERNET — 1.1%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	400,000	420,548
3.13%, 11/28/2021 (a)	5,435,000	5,578,430
Amazon.com, Inc.:
0.40%, 6/3/2023 (a)	8,047,000	8,063,014
2.40%, 2/22/2023	4,269,000	4,474,467
2.50%, 11/29/2022	7,685,000	8,012,227
3.30%, 12/5/2021 (a)	7,949,000	8,189,139
Baidu, Inc.:
2.88%, 7/6/2022	935,000	962,798
3.50%, 11/28/2022	4,837,000	5,081,365
Booking Holdings, Inc. 2.75%, 3/15/2023	2,887,000	3,029,733
E*TRADE Financial Corp. 2.95%, 8/24/2022	5,258,000	5,478,047
eBay, Inc.:
2.60%, 7/15/2022	5,179,000	5,349,234
2.75%, 1/30/2023	7,845,000	8,222,658
3.80%, 3/9/2022	5,800,000	6,059,724
Expedia Group, Inc. 3.60%, 12/15/2023 (b)	1,310,000	1,338,165
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	4,663,000	4,818,698
		75,078,247
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp.:
3.50%, 2/10/2023	1,011,000	1,038,469
3.63%, 1/19/2022	6,090,000	6,256,744
Security Description	Principal Amount	Value
FS KKR Capital Corp. 4.75%, 5/15/2022	$3,088,000	$3,130,707
Golub Capital BDC 3.38%, 4/15/2024	6,000,000	6,005,100
Prospect Capital Corp. 5.88%, 3/15/2023 (a)	100,000	103,228
		16,534,248
IRON/STEEL — 0.1%
Nucor Corp. 4.13%, 9/15/2022	3,934,000	4,171,732
LEISURE TIME — 0.0% (e)
Royal Caribbean Cruises, Ltd. 2.65%, 11/28/2020	1,945,000	1,936,384
LODGING — 0.1%
Hyatt Hotels Corp. 3.38%, 7/15/2023	1,625,000	1,665,609
Marriott International, Inc.:
2.30%, 1/15/2022	315,000	317,592
2.88%, 3/1/2021 (a)	2,012,000	2,023,408
Series N, 3.13%, 10/15/2021	748,000	759,265
		4,765,874
MACHINERY, CONSTRUCTION & MINING — 1.2%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	9,633,000	10,012,733
3.38%, 4/3/2023	315,000	336,978
Caterpillar Financial Services Corp.:
0.65%, 7/7/2023	5,925,000	5,951,426
1.93%, 10/1/2021	2,550,000	2,592,764
Series MTN, 0.45%, 9/14/2023	15,710,000	15,727,124
Series MTN, 0.95%, 5/13/2022	10,645,000	10,749,321
Series MTN, 1.90%, 9/6/2022	9,592,000	9,866,331
Series MTN, 1.95%, 11/18/2022	6,253,000	6,459,286
Series MTN, 2.40%, 6/6/2022	6,623,000	6,847,122
Series MTN, 2.55%, 11/29/2022	2,434,000	2,545,672
Series MTN, 2.63%, 3/1/2023	298,000	313,180
Series MTN, 2.85%, 6/1/2022	2,875,000	2,991,610
Series MTN, 2.95%, 2/26/2022	7,317,000	7,586,924
Series MTN, 3.45%, 5/15/2023	543,000	585,093
Caterpillar, Inc. 2.60%, 6/26/2022	200,000	206,566
		82,772,130

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 1.1%
CNH Industrial Capital LLC:
1.95%, 7/2/2023	$2,410,000	$2,453,717
3.88%, 10/15/2021	812,000	834,371
4.38%, 4/5/2022	1,380,000	1,446,199
4.88%, 4/1/2021	3,230,000	3,288,075
CNH Industrial NV 4.50%, 8/15/2023	6,421,000	6,974,940
Deere & Co. 2.60%, 6/8/2022	6,318,000	6,524,220
John Deere Capital Corp.:
2.80%, 1/27/2023	2,869,000	3,029,922
Series MTN, 0.55%, 7/5/2022	4,205,000	4,222,367
Series MTN, 0.70%, 7/5/2023 (a)	3,905,000	3,949,517
Series MTN, 1.20%, 4/6/2023	4,087,000	4,167,759
Series MTN, 1.95%, 6/13/2022 (a)	6,459,000	6,635,331
Series MTN, 2.15%, 9/8/2022	1,017,000	1,053,215
Series MTN, 2.30%, 6/7/2021	3,808,000	3,860,588
Series MTN, 2.65%, 1/6/2022	1,980,000	2,037,618
Series MTN, 2.70%, 1/6/2023 (a)	3,929,000	4,133,504
Series MTN, 2.75%, 3/15/2022	2,870,000	2,968,097
Series MTN, 2.80%, 3/6/2023 (a)	5,406,000	5,721,710
Series MTN, 2.95%, 4/1/2022	4,071,000	4,230,542
Series MTN, 3.15%, 10/15/2021 (a)	456,000	469,297
Series MTN, 3.20%, 1/10/2022	4,116,000	4,265,905
Xylem, Inc. 4.88%, 10/1/2021	3,816,000	3,982,683
		76,249,577
MEDIA — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 7/23/2022	10,511,000	11,130,203
Class USD, 4.50%, 2/1/2024	4,182,000	4,635,245
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	10,065,000	11,987,012
Discovery Communications LLC 2.95%, 3/20/2023	5,229,000	5,510,582
Security Description	Principal Amount	Value
Fox Corp. 3.67%, 1/25/2022	$4,746,000	$4,948,607
Time Warner Cable LLC 4.13%, 2/15/2021	5,133,000	5,152,608
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	1,165,000	1,369,539
TWDC Enterprises 18 Corp.:
Series MTN, 2.35%, 12/1/2022 (a)	3,647,000	3,794,156
Series MTN, 2.45%, 3/4/2022	1,504,000	1,547,511
Series MTN, 2.55%, 2/15/2022	1,021,000	1,049,670
Walt Disney Co.:
1.65%, 9/1/2022	4,915,000	5,028,881
3.00%, 9/15/2022	6,282,000	6,597,482
		62,751,496
METAL FABRICATE & HARDWARE — 0.0% (e)
Precision Castparts Corp. 2.50%, 1/15/2023	360,000	375,667
MINING — 0.2%
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	5,526,000	5,703,937
3.25%, 11/21/2021 (a)	3,037,000	3,136,097
Newmont Corp. 3.50%, 3/15/2022 (a)	437,000	451,596
Newmont Goldcorp Corp. 3.63%, 6/9/2021	2,629,000	2,670,933
Southern Copper Corp. 3.50%, 11/8/2022	5,000	5,251
		11,967,814
MISCELLANEOUS MANUFACTURER — 0.8%
3M Co.:
1.75%, 2/14/2023 (a)	2,100,000	2,167,347
Series MTN, 2.00%, 6/26/2022	2,506,000	2,578,123
Series MTN, 2.25%, 3/15/2023	3,626,000	3,787,973
Series MTN, 2.75%, 3/1/2022	4,172,000	4,308,132
Carlisle Cos., Inc. 3.75%, 11/15/2022	55,000	57,630
Eaton Corp. 2.75%, 11/2/2022	9,152,000	9,592,028
General Electric Co.:
2.70%, 10/9/2022 (a)	3,202,000	3,328,895
Series GMTN, 3.10%, 1/9/2023	12,569,000	13,188,023
Series GMTN, 3.15%, 9/7/2022	11,046,000	11,539,425

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.65%, 10/17/2021	$100,000	$104,272
		50,651,848
OIL & GAS — 4.8%
Anadarko Petroleum Corp. 4.85%, 3/15/2021	1	1
BP Capital Markets America, Inc.:
2.52%, 9/19/2022	3,052,000	3,162,269
2.75%, 5/10/2023	2,003,000	2,113,566
2.94%, 4/6/2023	10,130,000	10,708,322
3.25%, 5/6/2022	11,676,000	12,184,139
4.50%, 10/1/2020	5,533,000	5,533,000
BP Capital Markets PLC:
2.50%, 11/6/2022	3,351,000	3,484,839
2.75%, 5/10/2023	615,000	648,112
3.06%, 3/17/2022	6,671,000	6,925,298
3.25%, 5/6/2022	409,000	425,875
3.56%, 11/1/2021	6,289,000	6,498,927
3.99%, 9/26/2023	6,604,000	7,247,428
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	9,849,000	10,239,513
3.45%, 11/15/2021	5,017,000	5,128,478
Chevron Corp.:
1.14%, 5/11/2023 (a)	21,066,000	21,471,099
2.36%, 12/5/2022	12,087,000	12,545,943
2.41%, 3/3/2022	4,578,000	4,696,387
2.50%, 3/3/2022 (a)	7,508,000	7,723,780
2.57%, 5/16/2023	2,885,000	3,038,020
3.19%, 6/24/2023 (a)	258,000	275,934
Chevron USA, Inc.:
0.33%, 8/12/2022 (a)	5,215,000	5,219,433
0.43%, 8/11/2023 (a)	3,115,000	3,117,897
EOG Resources, Inc. 2.63%, 3/15/2023 (a)	9,474,000	9,872,666
Exxon Mobil Corp.:
1.57%, 4/15/2023	28,146,000	28,947,879
1.90%, 8/16/2022 (a)	8,086,000	8,325,022
2.40%, 3/6/2022 (a)	4,968,000	5,098,410
2.73%, 3/1/2023 (a)	8,258,000	8,684,113
HollyFrontier Corp. 2.63%, 10/1/2023	2,275,000	2,280,756
Husky Energy, Inc. 3.95%, 4/15/2022	5,383,000	5,552,457
Marathon Oil Corp. 2.80%, 11/1/2022	10,435,000	10,691,284
Marathon Petroleum Corp.:
3.40%, 12/15/2020 (a)	3,019,000	3,028,661
4.50%, 5/1/2023	13,912,000	15,014,943
Phillips 66:
3.70%, 4/6/2023 (a)	7,457,000	7,986,447
4.30%, 4/1/2022	17,334,000	18,284,250
Security Description	Principal Amount	Value
Shell International Finance B.V.:
0.38%, 9/15/2023 (a)	$15,000,000	$14,958,750
2.25%, 11/10/2020	3,177,000	3,183,767
2.25%, 1/6/2023	3,835,000	3,988,707
2.38%, 8/21/2022 (a)	5,360,000	5,561,750
3.40%, 8/12/2023	200,000	216,500
3.50%, 11/13/2023	6,872,000	7,479,897
Suncor Energy, Inc.:
2.80%, 5/15/2023	3,430,000	3,598,413
9.25%, 10/15/2021	1,534,000	1,662,564
Total Capital International SA:
2.70%, 1/25/2023 (a)	6,589,000	6,929,124
2.88%, 2/17/2022	7,470,000	7,727,491
Total Capital SA 4.25%, 12/15/2021	3,786,000	3,959,323
Valero Energy Corp.:
1.20%, 3/15/2024	5,000,000	4,994,700
2.70%, 4/15/2023	6,962,000	7,218,062
		327,634,196
OIL & GAS SERVICES — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 2.77%, 12/15/2022	11,368,000	11,883,539
Halliburton Co.:
3.25%, 11/15/2021	5,095,000	5,206,325
3.50%, 8/1/2023	5,624,000	5,961,159
		23,051,023
PACKAGING & CONTAINERS — 0.0% (e)
Bemis Co., Inc. 4.50%, 10/15/2021	202,000	208,515
WestRock RKT LLC:
4.00%, 3/1/2023	431,000	460,571
4.90%, 3/1/2022	273,000	289,500
		958,586
PHARMACEUTICALS — 6.4%
AbbVie, Inc.:
2.15%, 11/19/2021 (a) (b)	10,955,000	11,154,600
2.30%, 11/21/2022 (b)	39,478,000	40,869,205
2.85%, 5/14/2023	1,665,000	1,749,815
2.90%, 11/6/2022	23,595,000	24,740,773
3.20%, 11/6/2022	1,854,000	1,952,188
3.25%, 10/1/2022 (b)	7,566,000	7,907,681
3.38%, 11/14/2021	7,383,000	7,620,142
3.45%, 3/15/2022 (b)	17,813,000	18,460,859
AstraZeneca PLC:
2.38%, 6/12/2022	10,044,000	10,354,560
3.50%, 8/17/2023	10,989,000	11,886,032
Becton Dickinson & Co. 3.13%, 11/8/2021	5,035,000	5,173,463

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Becton Dickinson and Co. 2.89%, 6/6/2022	$13,391,000	$13,851,918
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022	120,000	123,592
2.60%, 5/16/2022	18,042,000	18,718,214
2.75%, 2/15/2023	600,000	630,924
2.88%, 2/19/2021	3,272,000	3,304,295
3.25%, 8/15/2022	5,923,000	6,241,717
3.25%, 2/20/2023	1,132,000	1,204,539
3.55%, 8/15/2022	2,905,000	3,076,453
7.15%, 6/15/2023	450,000	529,664
Cardinal Health, Inc.:
2.62%, 6/15/2022 (a)	7,847,000	8,093,867
3.20%, 3/15/2023	676,000	715,485
Cigna Corp.:
3.00%, 7/15/2023	6,904,000	7,314,995
3.05%, 11/30/2022	102,000	107,057
3.75%, 7/15/2023	17,173,000	18,581,529
3.90%, 2/15/2022	2,470,000	2,581,965
CVS Health Corp.:
2.75%, 12/1/2022 (a)	6,614,000	6,898,005
3.50%, 7/20/2022	14,185,000	14,872,405
3.70%, 3/9/2023	21,365,000	22,892,170
4.75%, 12/1/2022	2,459,000	2,652,646
Eli Lilly & Co. 2.35%, 5/15/2022	6,249,000	6,451,655
Express Scripts Holding Co. 3.90%, 2/15/2022	2,103,000	2,197,509
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023 (f)	7,000,000	7,010,780
2.85%, 5/8/2022	11,029,000	11,462,550
2.88%, 6/1/2022	19,053,000	19,774,156
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	4,324,000	4,574,922
3.38%, 5/15/2023	5,753,000	6,191,954
Johnson & Johnson:
1.95%, 11/10/2020	2,657,000	2,661,570
2.05%, 3/1/2023 (a)	535,000	554,961
2.25%, 3/3/2022	5,185,000	5,321,728
2.45%, 12/5/2021	1,108,000	1,135,922
McKesson Corp.:
2.70%, 12/15/2022	998,000	1,037,441
2.85%, 3/15/2023	1,273,000	1,332,856
Merck & Co., Inc.:
2.35%, 2/10/2022	10,562,000	10,870,410
2.40%, 9/15/2022 (a)	5,982,000	6,195,139
2.80%, 5/18/2023	5,521,000	5,884,889
Novartis Capital Corp.:
2.40%, 5/17/2022 (a)	3,558,000	3,675,521
2.40%, 9/21/2022 (a)	9,800,000	10,211,208
Pfizer, Inc.:
1.95%, 6/3/2021	3,967,000	4,012,779
2.20%, 12/15/2021 (a)	6,383,000	6,530,766
2.80%, 3/11/2022	3,875,000	4,013,066
3.00%, 6/15/2023	472,000	504,153
Security Description	Principal Amount	Value
5.80%, 8/12/2023	$312,000	$358,151
Sanofi 3.38%, 6/19/2023	475,000	511,993
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	5,555,000	5,654,601
2.88%, 9/23/2023	5,650,000	5,992,955
Takeda Pharmaceutical Co., Ltd. 4.00%, 11/26/2021	7,925,000	8,228,844
Upjohn, Inc. 1.13%, 6/22/2022 (b)	3,095,000	3,119,203
Zoetis, Inc.:
3.25%, 8/20/2021	3,233,000	3,316,347
3.25%, 2/1/2023	7,106,000	7,499,317
		430,548,104
PIPELINES — 2.8%
Enbridge, Inc. 2.90%, 7/15/2022	3,950,000	4,096,347
Energy Transfer Operating L.P.:
3.60%, 2/1/2023	2,571,000	2,648,876
4.25%, 3/15/2023	1,096,000	1,140,826
4.50%, 4/15/2024	10,000,000	10,588,500
4.65%, 6/1/2021	9,261,000	9,406,027
5.20%, 2/1/2022	8,762,000	9,073,839
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
5.00%, 10/1/2022	120,000	126,590
5.88%, 3/1/2022	5,298,000	5,542,238
Enterprise Products Operating LLC:
2.85%, 4/15/2021 (a)	3,854,000	3,892,155
3.35%, 3/15/2023	4,994,000	5,288,996
3.50%, 2/1/2022	8,567,000	8,900,942
4.05%, 2/15/2022	3,481,000	3,647,322
Kinder Morgan Energy Partners L.P.:
3.45%, 2/15/2023	4,394,000	4,617,479
3.50%, 3/1/2021	3,551,000	3,576,496
3.95%, 9/1/2022	1,803,000	1,899,515
4.15%, 3/1/2022 (a)	3,367,000	3,522,050
5.00%, 10/1/2021	4,092,000	4,216,274
Kinder Morgan, Inc.:
3.15%, 1/15/2023	16,021,000	16,815,481
5.63%, 11/15/2023 (b)	8,000,000	9,015,200
MPLX L.P.:
3.38%, 3/15/2023 (a)	6,834,000	7,197,364
3.50%, 12/1/2022	500,000	522,220
4.50%, 7/15/2023 (a)	236,000	255,685
ONEOK Partners L.P. 3.38%, 10/1/2022	14,843,000	15,425,291
ONEOK, Inc. 4.25%, 2/1/2022	3,163,000	3,265,924

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023 (a)	$7,034,000	$7,162,300
3.65%, 6/1/2022	2,975,000	3,046,489
Sabine Pass Liquefaction LLC:
5.63%, 4/15/2023	70,000	76,676
6.25%, 3/15/2022	8,303,000	8,805,664
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023 (a)	1,543,000	1,581,035
4.65%, 2/15/2022	3,606,000	3,737,042
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	4,509,000	4,656,715
3.80%, 10/1/2020	3,225,000	3,225,000
9.88%, 1/1/2021	1,020,000	1,043,491
Williams Cos., Inc.:
3.35%, 8/15/2022 (a)	932,000	968,413
3.60%, 3/15/2022	8,753,000	9,054,103
3.70%, 1/15/2023	5,934,000	6,270,280
4.00%, 11/15/2021	3,601,000	3,704,133
		188,012,978
REAL ESTATE INVESTMENT TRUSTS — 1.6%
American Campus Communities Operating Partnership L.P. 3.75%, 4/15/2023	494,000	519,426
American Tower Corp.:
2.25%, 1/15/2022 (a)	4,984,000	5,097,536
3.00%, 6/15/2023	2,785,000	2,949,426
3.50%, 1/31/2023	16,136,000	17,154,666
4.70%, 3/15/2022	4,212,000	4,463,667
AvalonBay Communities, Inc. Series GMTN, 2.95%, 9/15/2022	551,000	573,117
Boston Properties L.P. 3.85%, 2/1/2023	5,258,000	5,597,351
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	1,500,000	1,613,040
Crown Castle International Corp.:
3.15%, 7/15/2023	4,635,000	4,928,674
5.25%, 1/15/2023	12,870,000	14,160,604
Digital Realty Trust L.P. 2.75%, 2/1/2023	1,243,000	1,300,551
ERP Operating L.P. 4.63%, 12/15/2021	3,864,000	4,016,280
Essex Portfolio L.P. 3.25%, 5/1/2023	475,000	499,919
Host Hotels & Resorts L.P. Series D, 3.75%, 10/15/2023	2,900,000	2,997,556
Security Description	Principal Amount	Value
Kimco Realty Corp.:
3.13%, 6/1/2023	$723,000	$763,257
3.40%, 11/1/2022	975,000	1,027,903
Office Properties Income Trust:
4.00%, 7/15/2022 (a)	390,000	392,051
4.15%, 2/1/2022 (a)	1,092,000	1,097,253
Public Storage 2.37%, 9/15/2022 (a)	2,699,000	2,794,059
Rayonier, Inc. 3.75%, 4/1/2022	100,000	102,918
Realty Income Corp.:
3.25%, 10/15/2022	4,299,000	4,509,393
4.65%, 8/1/2023	975,000	1,077,784
Simon Property Group L.P.:
2.35%, 1/30/2022	4,640,000	4,719,808
2.50%, 7/15/2021	4,061,000	4,100,960
2.63%, 6/15/2022 (a)	5,487,000	5,630,650
2.75%, 2/1/2023	3,866,000	4,013,449
2.75%, 6/1/2023	135,000	141,137
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	5,486,000	5,594,513
SL Green Realty Corp. 4.50%, 12/1/2022 (a)	111,000	115,250
Ventas Realty L.P.:
3.10%, 1/15/2023 (a)	2,420,000	2,515,735
3.13%, 6/15/2023	68,000	71,004
Ventas Realty L.P./Ventas Capital Corp. 3.25%, 8/15/2022 (a)	5,990,000	6,226,605
		110,765,542
RETAIL — 2.1%
AutoZone, Inc.:
3.13%, 7/15/2023	15,000	15,910
3.70%, 4/15/2022	4,318,000	4,496,031
Costco Wholesale Corp. 2.30%, 5/18/2022	3,949,000	4,073,236
Dollar General Corp. 3.25%, 4/15/2023	7,650,000	8,114,125
Dollar Tree, Inc. 3.70%, 5/15/2023	6,811,000	7,312,630
Home Depot, Inc.:
2.00%, 4/1/2021	5,832,000	5,875,507
2.63%, 6/1/2022	4,467,000	4,631,564
2.70%, 4/1/2023 (a)	111,000	116,830
3.25%, 3/1/2022	6,048,000	6,301,653
4.40%, 4/1/2021	3,324,000	3,357,606
Kohl's Corp. 3.25%, 2/1/2023	1,150,000	1,146,699
Lowe's Cos., Inc.:
3.12%, 4/15/2022	4,204,000	4,351,014
3.75%, 4/15/2021	3,241,000	3,273,151
3.80%, 11/15/2021 (a)	982,000	1,010,969

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
McDonald's Corp.:
Series MTN, 2.63%, 1/15/2022 (a)	$7,527,000	$7,743,175
Series MTN, 3.35%, 4/1/2023 (a)	6,299,000	6,727,206
O'Reilly Automotive, Inc.:
3.80%, 9/1/2022	288,000	303,275
4.63%, 9/15/2021	2,859,000	2,942,168
Starbucks Corp.:
1.30%, 5/7/2022	5,043,000	5,109,467
2.70%, 6/15/2022	3,137,000	3,240,866
3.10%, 3/1/2023	6,315,000	6,686,259
Target Corp. 2.90%, 1/15/2022	4,161,000	4,300,269
TJX Cos., Inc.:
2.50%, 5/15/2023	3,396,000	3,552,454
2.75%, 6/15/2021	3,383,000	3,427,723
Walgreen Co. 3.10%, 9/15/2022	7,445,000	7,792,905
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	4,849,000	4,977,401
Walmart, Inc.:
2.35%, 12/15/2022	5,602,000	5,843,838
2.55%, 4/11/2023 (a)	10,823,000	11,374,540
3.13%, 6/23/2021	10,522,000	10,743,278
3.40%, 6/26/2023	1,702,000	1,837,888
		140,679,637
SAVINGS & LOANS — 0.0% (e)
First Niagara Financial Group, Inc. 7.25%, 12/15/2021	105,000	113,062
People's United Financial, Inc. 3.65%, 12/6/2022	354,000	373,824
		486,886
SEMICONDUCTORS — 1.6%
Analog Devices, Inc. 2.50%, 12/5/2021	4,228,000	4,316,196
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.65%, 1/15/2023	1,913,000	1,987,645
3.00%, 1/15/2022 (a)	281,000	289,045
Broadcom, Inc.:
2.25%, 11/15/2023	6,540,000	6,798,853
3.13%, 10/15/2022 (a)	15,017,000	15,716,792
Intel Corp.:
2.35%, 5/11/2022	7,879,000	8,121,043
2.70%, 12/15/2022	7,767,000	8,174,768
3.10%, 7/29/2022	2,972,000	3,122,472
3.30%, 10/1/2021 (a)	13,569,000	13,975,799
Marvell Technology Group, Ltd. 4.20%, 6/22/2023	635,000	685,590
Microchip Technology, Inc.:
3.92%, 6/1/2021	4,990,000	5,088,004
Security Description	Principal Amount	Value
4.33%, 6/1/2023	$832,000	$895,898
Micron Technology, Inc. 2.50%, 4/24/2023	5,272,000	5,472,283
QUALCOMM, Inc.:
2.60%, 1/30/2023 (a)	7,736,000	8,104,234
3.00%, 5/20/2022	16,610,000	17,310,111
Texas Instruments, Inc.:
1.85%, 5/15/2022	2,904,000	2,974,858
2.25%, 5/1/2023	1,358,000	1,417,535
2.75%, 3/12/2021	1,281,000	1,292,183
		105,743,309
SOFTWARE — 2.5%
Adobe, Inc. 1.70%, 2/1/2023 (a)	11,839,000	12,207,785
Autodesk, Inc. 3.60%, 12/15/2022	1,060,000	1,118,989
Fidelity National Information Services, Inc. 3.50%, 4/15/2023	3,840,000	4,088,525
Fiserv, Inc. 3.50%, 10/1/2022	3,788,000	3,988,196
Intuit, Inc. 0.65%, 7/15/2023 (a)	2,805,000	2,817,286
Microsoft Corp.:
2.00%, 11/3/2020	3,192,000	3,192,000
2.00%, 8/8/2023 (a)	9,014,000	9,409,805
2.13%, 11/15/2022	1,678,000	1,744,231
2.38%, 2/12/2022	9,708,000	9,965,553
2.38%, 5/1/2023 (a)	1,980,000	2,075,970
2.40%, 2/6/2022	9,195,000	9,448,782
2.65%, 11/3/2022	5,792,000	6,057,795
Oracle Corp.:
1.90%, 9/15/2021	28,343,000	28,748,305
2.50%, 5/15/2022	23,472,000	24,202,918
2.50%, 10/15/2022	13,450,000	14,023,508
2.63%, 2/15/2023 (a)	6,459,000	6,782,079
3.63%, 7/15/2023	1,916,000	2,083,133
salesforce.com, Inc. 3.25%, 4/11/2023	14,875,000	15,935,587
VMware, Inc. 2.95%, 8/21/2022	12,985,000	13,512,580
		171,403,027
TELECOMMUNICATIONS — 1.1%
America Movil SAB de CV 3.13%, 7/16/2022	5,806,000	6,047,646
AT&T, Inc.:
2.63%, 12/1/2022	1,797,000	1,871,342
3.00%, 6/30/2022	13,230,000	13,758,406
British Telecommunications PLC 4.50%, 12/4/2023	7,130,000	7,885,851
Cisco Systems, Inc.:
2.20%, 9/20/2023	4,100,000	4,306,189
2.60%, 2/28/2023	604,000	637,468

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 6/15/2022	$6,229,000	$6,517,901
Corning, Inc. 2.90%, 5/15/2022 (a)	3,015,000	3,112,535
Rogers Communications, Inc. 3.00%, 3/15/2023	907,000	957,620
Telefonica Emisiones SA 4.57%, 4/27/2023	6,536,000	7,160,907
Verizon Communications, Inc.:
2.45%, 11/1/2022 (a)	3,696,000	3,834,378
2.95%, 3/15/2022	8,489,000	8,804,621
Vodafone Group PLC:
2.50%, 9/26/2022	4,919,000	5,102,331
2.95%, 2/19/2023	2,302,000	2,424,098
		72,421,293
TEXTILES — 0.0% (e)
Mohawk Industries, Inc. 3.85%, 2/1/2023 (a)	1,343,000	1,424,654
TOYS/GAMES/HOBBIES — 0.0% (e)
Hasbro, Inc. 2.60%, 11/19/2022	995,000	1,026,402
TRANSPORTATION — 1.4%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	962,000	1,015,218
3.05%, 3/15/2022 (a)	593,000	612,255
3.05%, 9/1/2022	5,070,000	5,301,496
3.45%, 9/15/2021	5,326,000	5,443,971
Canadian National Railway Co. 2.85%, 12/15/2021	4,636,000	4,746,986
Canadian Pacific Railway Co. 4.45%, 3/15/2023	81,000	87,367
FedEx Corp.:
2.63%, 8/1/2022	4,341,000	4,503,136
3.40%, 1/14/2022	6,138,000	6,364,738
Norfolk Southern Corp.:
2.90%, 2/15/2023	907,000	952,051
3.00%, 4/1/2022	1,904,000	1,968,488
3.25%, 12/1/2021	4,725,000	4,849,315
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2022	391,000	403,926
Series MTN, 2.80%, 3/1/2022	2,104,000	2,165,773
Series MTN, 2.88%, 6/1/2022	2,797,000	2,897,860
Series MTN, 3.40%, 3/1/2023	5,131,000	5,438,347
Series MTN, 3.45%, 11/15/2021	3,280,000	3,377,842
Series MTN, 3.50%, 6/1/2021	4,207,000	4,287,859
Security Description	Principal Amount	Value
Union Pacific Corp.:
2.75%, 4/15/2023	$75,000	$78,784
2.95%, 3/1/2022	3,756,000	3,894,371
2.95%, 1/15/2023	300,000	314,805
3.20%, 6/8/2021	3,684,000	3,757,201
4.16%, 7/15/2022	5,374,000	5,692,786
United Parcel Service, Inc.:
2.35%, 5/16/2022	7,843,000	8,083,074
2.45%, 10/1/2022	8,296,000	8,645,179
2.50%, 4/1/2023 (a)	6,142,000	6,448,670
		91,331,498
TOTAL CORPORATE BONDS & NOTES (Cost $6,558,849,541)		6,658,895,857
	Shares
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (g) (h)	177,387,290	177,387,290
State Street Navigator Securities Lending Portfolio II (i) (j)	177,060,740	177,060,740
TOTAL SHORT-TERM INVESTMENTS (Cost $354,448,030)		354,448,030
TOTAL INVESTMENTS — 103.6% (Cost $6,913,297,571)		7,013,343,887
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(240,764,027)
NET ASSETS — 100.0%		$6,772,579,860
(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.7% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2020. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2020.

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,658,895,857	$—	$6,658,895,857
Short-Term Investments	354,448,030	—	—	354,448,030
TOTAL INVESTMENTS	$354,448,030	$6,658,895,857	$—	$7,013,343,887
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	133,086,797	$133,086,797	$507,651,854	$463,351,361	$—	$—	177,387,290	$177,387,290	$16,607
State Street Navigator Securities Lending Portfolio II	166,487,328	166,487,328	201,858,978	191,285,566	—	—	177,060,740	177,060,740	113,470
Total		$299,574,125	$709,510,832	$654,636,927	$—	$—		$354,448,030	$130,077
See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Bonds:
6.25%, 8/15/2023	$7,144,900	$8,391,908
7.13%, 2/15/2023	6,056,100	7,054,410
7.25%, 8/15/2022	3,491,800	3,954,327
7.63%, 11/15/2022 (a)	3,027,000	3,505,881
8.00%, 11/15/2021 (a)	6,773,500	7,365,917
Treasury Notes:
0.13%, 4/30/2022	41,492,800	41,492,800
0.13%, 5/31/2022	39,049,800	39,046,749
0.13%, 6/30/2022	39,206,500	39,204,969
0.13%, 7/31/2022	46,643,800	46,641,978
0.13%, 8/31/2022	34,347,100	34,345,758
0.13%, 9/30/2022	25,097,200	25,097,200
0.13%, 5/15/2023	33,894,200	33,878,312
0.13%, 7/15/2023	49,291,300	49,260,493
0.13%, 8/15/2023	52,534,300	52,497,362
0.13%, 9/15/2023	50,194,400	50,151,264
0.25%, 4/15/2023	49,639,000	49,778,610
0.25%, 6/15/2023	40,350,200	40,463,685
0.38%, 3/31/2022	44,921,500	45,084,691
0.50%, 3/15/2023	36,836,400	37,164,474
1.13%, 2/28/2022 (a)	45,558,400	46,199,065
1.25%, 10/31/2021	29,795,800	30,155,445
1.25%, 7/31/2023	29,053,800	29,957,192
1.38%, 1/31/2022	34,061,900	34,627,381
1.38%, 10/15/2022	38,500,800	39,475,351
1.38%, 2/15/2023	37,564,400	38,667,854
1.38%, 6/30/2023	15,807,600	16,341,106
1.38%, 8/31/2023	26,797,800	27,752,472
1.38%, 9/30/2023	29,112,800	30,174,962
1.50%, 10/31/2021 (a)	32,408,000	32,886,525
1.50%, 11/30/2021	41,706,000	42,365,802
1.50%, 1/31/2022	22,340,000	22,745,785
1.50%, 8/15/2022	35,444,400	36,356,816
1.50%, 9/15/2022	45,169,200	46,381,358
1.50%, 1/15/2023	35,402,900	36,506,475
1.50%, 2/28/2023	24,835,900	25,650,828
1.50%, 3/31/2023	24,959,100	25,803,420
1.63%, 12/31/2021	37,823,200	38,526,475
1.63%, 8/15/2022 (a)	17,710,700	18,207,430
1.63%, 8/31/2022	38,774,300	39,883,003
1.63%, 11/15/2022	71,518,300	73,775,596
1.63%, 12/15/2022	44,048,500	45,497,283
1.63%, 4/30/2023 (a)	27,466,700	28,516,014
1.63%, 5/31/2023 (a)	25,186,900	26,178,634
1.75%, 11/30/2021	28,389,700	28,923,116
1.75%, 2/28/2022	22,836,300	23,357,253
1.75%, 3/31/2022	25,079,600	25,686,017
1.75%, 4/30/2022	23,883,900	24,494,059
1.75%, 5/15/2022	34,743,700	35,650,293
1.75%, 5/31/2022	31,701,200	32,554,408
1.75%, 6/15/2022	48,483,000	49,818,176
1.75%, 6/30/2022	33,440,400	34,384,830
Security Description	Principal Amount	Value
1.75%, 7/15/2022	$32,311,800	$33,247,075
1.75%, 9/30/2022	24,247,500	25,030,808
1.75%, 1/31/2023	22,455,600	23,295,931
1.75%, 5/15/2023	52,503,000	54,713,869
1.88%, 11/30/2021 (a)	27,382,900	27,938,046
1.88%, 1/31/2022	28,178,400	28,833,328
1.88%, 2/28/2022	32,803,600	33,610,876
1.88%, 3/31/2022	34,459,800	35,356,293
1.88%, 4/30/2022	29,861,900	30,684,269
1.88%, 5/31/2022	28,499,500	29,324,427
1.88%, 7/31/2022	25,904,700	26,730,412
1.88%, 8/31/2022	21,380,300	22,091,863
1.88%, 9/30/2022	26,906,700	27,843,179
1.88%, 10/31/2022	27,966,700	28,978,308
2.00%, 10/31/2021	24,638,100	25,133,749
2.00%, 11/15/2021	37,121,900	37,897,690
2.00%, 12/31/2021	25,451,800	26,043,356
2.00%, 2/15/2022	29,604,900	30,364,682
2.00%, 7/31/2022 (a)	29,516,900	30,524,626
2.00%, 10/31/2022	28,371,000	29,472,593
2.00%, 11/30/2022	58,347,700	60,699,842
2.00%, 2/15/2023	50,987,000	53,229,632
2.13%, 12/31/2021	27,527,100	28,208,826
2.13%, 5/15/2022	37,114,400	38,311,919
2.13%, 6/30/2022	27,477,400	28,432,669
2.13%, 12/31/2022	56,988,900	59,531,139
2.25%, 4/15/2022	41,918,600	43,282,592
2.38%, 3/15/2022	35,263,100	36,413,283
2.38%, 1/31/2023	34,598,900	36,401,827
2.50%, 1/15/2022	36,129,200	37,230,012
2.50%, 2/15/2022	32,193,500	33,239,789
2.50%, 3/31/2023	27,559,600	29,183,033
2.50%, 8/15/2023	43,895,400	46,851,481
2.63%, 12/15/2021	29,271,200	30,148,193
2.63%, 2/28/2023	32,756,100	34,718,907
2.63%, 6/30/2023	27,975,000	29,876,426
2.75%, 4/30/2023	30,989,700	33,069,400
2.75%, 5/31/2023	27,829,800	29,758,318
2.75%, 7/31/2023	28,035,000	30,093,820
2.75%, 8/31/2023	21,360,800	22,972,873
2.88%, 10/15/2021	30,813,800	31,691,271
2.88%, 11/15/2021	31,911,300	32,889,830
2.88%, 9/30/2023	29,112,800	31,478,215
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,136,219,605)		3,146,709,889
Shares
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (b) (c)	1,519,282	1,519,282

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	62,142,849	$62,142,849
TOTAL SHORT-TERM INVESTMENTS (Cost $63,662,131)		63,662,131
TOTAL INVESTMENTS — 101.6% (Cost $3,199,881,736)		3,210,372,020
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(50,649,589)
NET ASSETS — 100.0%		$3,159,722,431

(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$3,146,709,889	$—	$3,146,709,889
Short-Term Investments	63,662,131	—	—	63,662,131
TOTAL INVESTMENTS	$63,662,131	$3,146,709,889	$—	$3,210,372,020
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,379,258	$2,379,258	$16,293,464	$17,153,440	$—	$—	1,519,282	$1,519,282	$563
State Street Navigator Securities Lending Portfolio II	276,433,451	276,433,451	551,194,408	765,485,010	—	—	62,142,849	62,142,849	61,323
Total		$278,812,709	$567,487,872	$782,638,450	$—	$—		$63,662,131	$61,886
See accompanying notes to schedule of investments.

SPDR PORTFOLIO TIPS ETF (formerly, SPDR Bloomberg Barclays TIPS ETF)
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Inflation Protected Indexed Bonds:
0.25%, 2/15/2050	$19,920,235	$23,553,600
0.63%, 2/15/2043	32,563,738	40,183,560
0.75%, 2/15/2042	34,205,347	43,109,659
0.75%, 2/15/2045	31,986,622	40,785,048
0.88%, 2/15/2047	25,041,442	33,365,492
1.00%, 2/15/2046 (a)	25,702,861	34,735,686
1.00%, 2/15/2048	24,680,090	34,087,310
1.00%, 2/15/2049 (a)	19,827,444	27,713,016
1.38%, 2/15/2044 (a)	30,800,694	43,875,581
1.75%, 1/15/2028	23,642,096	28,808,352
2.00%, 1/15/2026	34,736,577	40,911,002
2.13%, 2/15/2040	21,482,767	32,986,287
2.13%, 2/15/2041 (a)	36,978,251	57,544,353
2.38%, 1/15/2025	47,291,646	54,910,926
2.38%, 1/15/2027	28,323,230	34,930,674
2.50%, 1/15/2029	22,440,092	29,319,272
3.38%, 4/15/2032	9,563,370	14,524,697
3.63%, 4/15/2028	33,229,929	45,556,328
3.88%, 4/15/2029 (a)	38,116,299	54,804,533
Treasury Inflation Protected Indexed Notes:
0.13%, 1/15/2022	56,833,876	57,744,457
0.13%, 4/15/2022	57,075,849	58,095,637
0.13%, 7/15/2022	57,403,953	58,902,421
0.13%, 1/15/2023 (a)	57,111,208	58,866,990
0.13%, 7/15/2024	53,523,258	56,620,134
0.13%, 10/15/2024	46,747,844	49,603,894
0.13%, 4/15/2025 (a)	41,706,572	44,404,427
0.13%, 7/15/2026	50,045,492	54,280,599
0.13%, 1/15/2030	52,336,215	57,856,604
0.13%, 7/15/2030	34,777,231	38,676,874
0.25%, 1/15/2025	57,082,495	60,914,902
0.25%, 7/15/2029	50,557,675	56,589,022
0.38%, 7/15/2023	58,434,031	61,315,447
0.38%, 7/15/2025 (a)	55,526,968	60,272,218
0.38%, 1/15/2027 (a)	52,580,969	57,885,615
0.38%, 7/15/2027	48,777,533	54,224,382
Security Description	Principal Amount	Value
0.50%, 4/15/2024	$44,359,023	$47,115,314
0.50%, 1/15/2028	50,993,340	57,229,813
0.63%, 4/15/2023	60,735,907	63,548,915
0.63%, 1/15/2024	56,348,998	59,885,309
0.63%, 1/15/2026	54,896,820	60,497,200
0.75%, 7/15/2028	45,192,375	52,094,145
0.88%, 1/15/2029	42,969,348	50,079,206
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,822,859,740)		1,992,408,901
	Shares
SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (b) (c)	555,125	555,125
State Street Navigator Securities Lending Portfolio II (d) (e)	121,397,853	121,397,853
TOTAL SHORT-TERM INVESTMENTS (Cost $121,952,978)		121,952,978
TOTAL INVESTMENTS — 105.4% (Cost $1,944,812,718)		2,114,361,879
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(109,001,661)
NET ASSETS — 100.0%		$2,005,360,218
(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,992,408,901	$—	$1,992,408,901
Short-Term Investments	121,952,978	—	—	121,952,978
TOTAL INVESTMENTS	$121,952,978	$1,992,408,901	$—	$2,114,361,879
See accompanying notes to schedule of investments.

SPDR PORTFOLIO TIPS ETF (formerly, SPDR Bloomberg Barclays TIPS ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$45,488,186	$44,933,061	$—	$—	555,125	$555,125	$774
State Street Navigator Securities Lending Portfolio II	483,423,801	483,423,801	165,215,115	527,241,063	—	—	121,397,853	121,397,853	117,782
Total		$483,423,801	$210,703,301	$572,174,124	$—	$—		$121,952,978	$118,556
See accompanying notes to schedule of investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of September 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2020 are disclosed in the Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the FORM N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the FORM N-PORT filings.
Other information regarding the Fund's is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.